UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Semi-Annual Report
March 31, 2024
SPDR® Index Shares Funds
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P International Dividend ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR EURO STOXX 50 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
ASML Holding NV	9.2%
LVMH Moet Hennessy Louis Vuitton SE	6.0
SAP SE	5.5
TotalEnergies SE	4.2
Siemens AG	3.7
Schneider Electric SE	3.3
Allianz SE	3.0
L'Oreal SA	3.0
Sanofi SA	2.9
Air Liquide SA	2.8
TOTAL	43.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

SPDR MSCI ACWI Climate Paris Aligned ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Microsoft Corp.	4.5%
Apple, Inc.	4.0
NVIDIA Corp.	3.5
Amazon.com, Inc.	2.2
Meta Platforms, Inc. Class A	1.6
Alphabet, Inc. Class C	1.6
Eli Lilly & Co.	1.2
Broadcom, Inc.	1.0
Alphabet, Inc. Class A	1.0
JPMorgan Chase & Co.	0.9
TOTAL	21.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
2

SPDR MSCI ACWI ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.3%
Novo Nordisk AS Class B	1.6
ASML Holding NV	1.5
Samsung Electronics Co. Ltd. GDR	1.2
Nestle SA	1.1
Toyota Motor Corp.	1.0
LVMH Moet Hennessy Louis Vuitton SE	1.0
Tencent Holdings Ltd.	0.9
Shell PLC	0.9
SAP SE	0.8
TOTAL	12.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Novo Nordisk AS Class B	2.7%
ASML Holding NV	2.5
Nestle SA	1.8
Toyota Motor Corp.	1.7
LVMH Moet Hennessy Louis Vuitton SE	1.6
AstraZeneca PLC	1.3
SAP SE	1.3
Novartis AG	1.3
Roche Holding AG	1.1
HSBC Holdings PLC	1.0
TOTAL	16.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR MSCI EAFE StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Novo Nordisk AS Class B	2.3%
ASML Holding NV	2.3
Nestle SA	2.2
AstraZeneca PLC	1.7
Roche Holding AG	1.7
Novartis AG	1.7
LVMH Moet Hennessy Louis Vuitton SE	1.5
Unilever PLC	1.3
BHP Group Ltd.	1.1
GSK PLC	1.0
TOTAL	16.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
5

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Samsung Electronics Co. Ltd.	4.3
Tencent Holdings Ltd.	3.8
Alibaba Group Holding Ltd.	2.2
SK Hynix, Inc.	1.2
ICICI Bank Ltd.	1.1
Infosys Ltd.	1.0
Hon Hai Precision Industry Co. Ltd.	1.0
PDD Holdings, Inc. ADR	1.0
Meituan Class B	1.0
TOTAL	25.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
6

SPDR MSCI Emerging Markets StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Tata Consultancy Services Ltd.	2.0
Samsung Electronics Co. Ltd.	1.8
MediaTek, Inc.	1.6
Vale SA ADR	1.6
PDD Holdings, Inc. ADR	1.6
Bank Central Asia Tbk. PT	1.4
China Construction Bank Corp. Class H	1.4
NetEase, Inc.	1.2
Bank of China Ltd. Class H	1.1
TOTAL	17.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
7

SPDR MSCI World StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
NVIDIA Corp.	2.7%
Microsoft Corp.	2.4
Apple, Inc.	1.8
Meta Platforms, Inc. Class A	1.8
Eli Lilly & Co.	1.3
UnitedHealth Group, Inc.	1.2
Visa, Inc. Class A	1.2
Johnson & Johnson	1.2
Alphabet, Inc. Class A	1.1
Novo Nordisk AS Class B	1.0
TOTAL	15.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
8

SPDR S&P Emerging Asia Pacific ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7.9%
Tencent Holdings Ltd.	3.8
Alibaba Group Holding Ltd.	2.1
Reliance Industries Ltd. GDR	1.9
HDFC Bank Ltd.	1.6
Taiwan Semiconductor Manufacturing Co. Ltd.	1.4
PDD Holdings, Inc. ADR	1.3
ICICI Bank Ltd. ADR	1.2
Hon Hai Precision Industry Co. Ltd.	1.2
Infosys Ltd. ADR	1.0
TOTAL	23.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
9

SPDR S&P Emerging Markets Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
PetroChina Co. Ltd. Class H	3.5%
Power Grid Corp. of India Ltd.	3.3
NTPC Ltd.	3.0
Malayan Banking Bhd.	3.0
Hero MotoCorp Ltd.	2.9
Sanlam Ltd.	2.7
Saudi Telecom Co.	2.7
China Resources Land Ltd.	2.6
Advanced Info Service PCL NVDR	2.6
Qatar National Bank QPSC	2.5
TOTAL	28.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
10

SPDR S&P Emerging Markets Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Fortune Electric Co. Ltd.	0.4%
Compeq Manufacturing Co. Ltd.	0.3
Mr Price Group Ltd.	0.3
Silicon Motion Technology Corp. ADR	0.3
Radiant Opto-Electronics Corp.	0.2
TF Administradora Industrial S de Real de CV REIT	0.2
Alior Bank SA	0.2
Simplo Technology Co. Ltd.	0.2
ASMedia Technology, Inc.	0.2
WT Microelectronics Co. Ltd.	0.2
TOTAL	2.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
11

SPDR S&P GLOBAL DIVIDEND ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Altria Group, Inc.	2.1%
Highwoods Properties, Inc. REIT	2.0
Solvay SA	1.8
Henderson Land Development Co. Ltd.	1.7
KT&G Corp.	1.6
Verizon Communications, Inc.	1.5
LTC Properties, Inc. REIT	1.5
Sino Land Co. Ltd.	1.5
Western Union Co.	1.4
Keyera Corp.	1.4
TOTAL	16.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
12

SPDR S&P Global Infrastructure ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
NextEra Energy, Inc.	5.0%
Transurban Group Stapled Security	5.0
Aena SME SA	5.0
Enbridge, Inc.	4.2
Southern Co.	3.2
Auckland International Airport Ltd.	3.1
Duke Energy Corp.	3.0
Grupo Aeroportuario del Pacifico SAB de CV ADR	3.0
Iberdrola SA	2.9
Grupo Aeroportuario del Sureste SAB de CV ADR	2.7
TOTAL	37.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
13

SPDR S&P International Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
British American Tobacco PLC	2.7%
TC Energy Corp.	2.0
Sun Hung Kai Properties Ltd.	1.8
Redeia Corp. SA	1.6
BCE, Inc.	1.6
Zurich Insurance Group AG	1.5
KT&G Corp.	1.5
National Grid PLC	1.5
Chicony Electronics Co. Ltd.	1.5
Emera, Inc.	1.5
TOTAL	17.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
14

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BELGIUM — 1.4%
Anheuser-Busch InBev SA	781,795	$ 47,671,354
CHINA — 1.2%
Prosus NV	1,304,081	40,949,444
FINLAND — 1.5%
Nokia OYJ	4,601,198	16,353,945
Nordea Bank Abp	3,063,338	34,638,998
		50,992,943
FRANCE — 34.6%
Air Liquide SA	456,258	95,023,568
Airbus SE	510,252	94,079,032
AXA SA	1,661,149	62,459,530
BNP Paribas SA	943,130	67,083,700
Cie de Saint-Gobain SA	440,536	34,222,772
Danone SA	558,018	36,093,271
EssilorLuxottica SA	266,384	60,329,578
Hermes International SCA	30,554	78,074,019
Kering SA	62,020	24,538,707
L'Oreal SA	209,809	99,395,327
LVMH Moet Hennessy Louis Vuitton SE (a)	223,792	201,501,405
Pernod Ricard SA	174,178	28,207,428
Safran SA	329,907	74,840,717
TotalEnergies SE	2,074,890	142,228,718
Vinci SA	512,381	65,718,392
		1,163,796,164
GERMANY — 25.6%
adidas AG	144,642	32,336,163
Allianz SE	340,488	102,154,563
BASF SE	776,357	44,379,979
Bayer AG	854,547	26,238,351
Bayerische Motoren Werke AG	259,432	29,968,752
Deutsche Boerse AG	165,272	33,851,339
Deutsche Post AG	837,959	36,122,901
Deutsche Telekom AG	3,016,245	73,294,748
Infineon Technologies AG	1,135,943	38,663,180
Mercedes-Benz Group AG	695,701	55,457,662
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	118,708	57,986,954
SAP SE	942,944	183,776,753
Siemens AG	651,060	124,428,494
Volkswagen AG Preference Shares	179,370	23,796,514
		862,456,353
ITALY — 6.7%
Enel SpA	6,757,239	44,655,345
Eni SpA	1,828,414	28,925,215
Ferrari NV	101,688	44,368,504
Intesa Sanpaolo SpA	14,032,939	50,968,192
UniCredit SpA	1,494,321	56,767,756
		225,685,012
Security Description	Shares	Value
NETHERLANDS — 13.6%
Adyen NV (b) (c)	24,902	$ 42,170,040
ASML Holding NV	319,993	308,337,550
ING Groep NV	2,868,590	47,233,281
Koninklijke Ahold Delhaize NV	828,526	24,804,078
Wolters Kluwer NV	216,164	33,897,971
		456,442,920
SPAIN — 7.1%
Banco Bilbao Vizcaya Argentaria SA (a)	5,073,199	60,488,761
Banco Santander SA	13,753,035	67,159,090
Iberdrola SA	5,100,800	63,324,387
Industria de Diseno Textil SA	966,738	48,727,072
		239,699,310
UNITED STATES — 8.0%
Sanofi SA	997,316	97,973,124
Schneider Electric SE	497,943	112,745,241
Stellantis NV	1,989,983	56,620,186
		267,338,551
TOTAL COMMON STOCKS (Cost $2,942,447,236)		3,355,032,051

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	260,927	261,006
State Street Navigator Securities Lending Portfolio II (f) (g)	12,853,695	12,853,695
TOTAL SHORT-TERM INVESTMENTS (Cost $13,114,701)		13,114,701
TOTAL INVESTMENTS — 100.1% (Cost $2,955,561,937)		3,368,146,752
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(4,330,512)
NET ASSETS — 100.0%		$ 3,363,816,240
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.

See accompanying notes to financial statements.
15

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,355,032,051	$—	$—	$3,355,032,051
Short-Term Investments	13,114,701	—	—	13,114,701
TOTAL INVESTMENTS	$3,368,146,752	$—	$—	$3,368,146,752
Sector Breakdown as of March 31, 2024

% of Net Assets
Financials	20.3%
Consumer Discretionary	18.9
Industrials	17.1
Information Technology	16.3
Consumer Staples	7.0
Health Care	5.5
Energy	5.1
Materials	4.1
Utilities	3.2
Communication Services	2.2
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	517,541	$517,645	$ 16,294,169	$ 16,551,057	$249	$—	260,927	$ 261,006	$ 11,516
State Street Navigator Securities Lending Portfolio II	—	—	206,595,139	193,741,444	—	—	12,853,695	12,853,695	171,256
Total		$517,645	$222,889,308	$210,292,501	$249	$—		$ 13,114,701	$182,772
See accompanying notes to financial statements.
16

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 1.3%
ANZ Group Holdings Ltd.	7,720	$ 148,074
ASX Ltd. (a)	353	15,296
Cochlear Ltd.	113	24,882
Commonwealth Bank of Australia (a)	2,247	176,412
Dexus REIT (a)	24,177	124,765
Goodman Group REIT	10,075	222,231
GPT Group REIT	10,365	30,903
Macquarie Group Ltd.	290	37,782
Medibank Pvt Ltd.	6,753	16,565
Mineral Resources Ltd. (a)	961	44,432
National Australia Bank Ltd.	2,555	57,741
Pilbara Minerals Ltd. (a)	4,187	10,462
QBE Insurance Group Ltd.	3,967	46,922
REA Group Ltd. (a)	146	17,666
Scentre Group REIT	16,039	35,472
Stockland REIT	3,717	11,761
Suncorp Group Ltd.	7,052	75,360
Transurban Group Stapled Security	24,367	211,749
Treasury Wine Estates Ltd.	1,560	12,671
Vicinity Ltd. REIT (a)	10,255	14,251
Wesfarmers Ltd.	2,044	91,212
		1,426,609
AUSTRIA — 0.1%
Verbund AG	1,453	106,316
BELGIUM — 0.2%
Anheuser-Busch InBev SA	534	32,562
Elia Group SA	898	96,984
Groupe Bruxelles Lambert NV	146	11,047
KBC Group NV	542	40,636
UCB SA	301	37,189
		218,418
BRAZIL — 1.0%
B3 SA - Brasil Bolsa Balcao	15,011	35,956
Banco BTG Pactual SA	4,456	32,430
BB Seguridade Participacoes SA	11,451	74,395
CCR SA	30,822	85,098
Hapvida Participacoes e Investimentos SA (b) (c)	12,994	9,605
Hypera SA	3,047	20,045
Localiza Rent a Car SA	4,086	44,635
Lojas Renner SA	12,241	41,524
Magazine Luiza SA (c)	26,630	9,576
MercadoLibre, Inc. (c)	91	137,588
Natura & Co. Holding SA	3,776	13,488
Raia Drogasil SA	4,370	23,895
TIM SA	7,056	25,092
WEG SA	13,046	99,561
Security Description	Shares	Value
Wheaton Precious Metals Corp. (a)	9,643	$ 454,627
		1,107,515
CANADA — 3.2%
Agnico Eagle Mines Ltd. (a)	1,862	111,135
Bank of Montreal (a)	8	782
BCE, Inc.	1,737	59,083
Canadian Imperial Bank of Commerce	2,681	136,046
CGI, Inc. (c)	1,401	154,713
Dollarama, Inc. (a)	2,515	191,777
Element Fleet Management Corp. (a)	8,442	136,557
Great-West Lifeco, Inc. (a)	5,268	168,638
Hydro One Ltd. (a) (b)	10,068	293,875
iA Financial Corp., Inc.	796	49,498
IGM Financial, Inc. (a)	1,287	33,220
Intact Financial Corp.	664	107,967
Ivanhoe Mines Ltd. Class A (a) (c)	3,103	37,055
Manulife Financial Corp.	1,454	36,349
National Bank of Canada (a)	641	54,027
Northland Power, Inc. (a)	7,683	125,642
Onex Corp. (a)	1,646	123,421
Pan American Silver Corp. (a)	1,226	18,500
Power Corp. of Canada (a)	5,384	151,106
Quebecor, Inc. Class B (a)	1,379	30,255
Restaurant Brands International, Inc. (a)	665	52,861
RioCan Real Estate Investment Trust	4,494	61,337
Rogers Communications, Inc. Class B	1,507	61,806
Royal Bank of Canada (a)	5,056	510,438
Shopify, Inc. Class A (c)	1,261	97,376
Stantec, Inc.	1,600	132,966
Sun Life Financial, Inc.	2,940	160,573
Thomson Reuters Corp. (a)	949	147,829
TMX Group Ltd.	1,905	50,298
Toromont Industries Ltd.	281	27,067
Toronto-Dominion Bank	4,001	241,701
		3,563,898
CHILE — 0.3%
Antofagasta PLC	5,048	130,025
Banco de Chile	225,248	25,031
Falabella SA (c)	14,849	38,952
Lundin Mining Corp. (a)	6,256	64,074
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,829	88,943
		347,025
CHINA — 2.6%
Advanced Micro-Fabrication Equipment, Inc. China Class A	460	9,457

See accompanying notes to financial statements.
17

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Alibaba Group Holding Ltd.	26,024	$ 233,591
Alibaba Health Information Technology Ltd. (a) (c)	16,000	6,501
Anhui Gujing Distillery Co. Ltd. Class A	300	10,844
Anhui Gujing Distillery Co. Ltd. Class B	4,400	61,898
Anhui Yingjia Distillery Co. Ltd. Class A	1,200	10,776
Baidu, Inc. Class A (c)	3,872	50,809
Beijing Enterprises Water Group Ltd.	122,000	27,123
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	90,000	61,856
Bosideng International Holdings Ltd.	24,000	11,990
BYD Co. Ltd. Class A	1,800	51,662
BYD Co. Ltd. Class H (a)	3,500	90,156
China Feihe Ltd. (b)	29,000	13,636
China International Capital Corp. Ltd. Class H (b)	7,200	8,537
China Life Insurance Co. Ltd. Class H	19,000	22,796
China Medical System Holdings Ltd.	10,000	10,503
China Overseas Land & Investment Ltd.	32,000	46,039
China Resources Microelectronics Ltd. Class A	2,419	13,087
China Ruyi Holdings Ltd. (a) (c)	48,000	12,205
China Three Gorges Renewables Group Co. Ltd. Class A	52,400	33,777
China Yangtze Power Co. Ltd. Class A	12,996	44,481
Contemporary Amperex Technology Co. Ltd. Class A	2,960	76,964
CSPC Pharmaceutical Group Ltd.	22,720	17,853
East Buy Holding Ltd. (a) (b) (c)	3,000	7,973
ESR Group Ltd. (a) (b)	61,000	65,236
Eve Energy Co. Ltd. Class A	3,700	20,013
Flat Glass Group Co. Ltd. Class H (a)	5,000	12,151
Ganfeng Lithium Group Co. Ltd. Class H (a) (b)	2,600	7,956
Gotion High-tech Co. Ltd. Class A (c)	3,300	9,231
Hainan Airport Infrastructure Co. Ltd. Class A (c)	20,900	10,046
Hansoh Pharmaceutical Group Co. Ltd. (b)	8,000	15,823
Huadong Medicine Co. Ltd. Class A	2,400	10,155
JA Solar Technology Co. Ltd. Class A	6,116	14,649
JD Health International, Inc. (a) (b) (c)	6,950	24,598
Security Description	Shares	Value
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,300	$ 18,814
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	600	8,148
Kingdee International Software Group Co. Ltd. (c)	53,000	59,796
Kweichow Moutai Co. Ltd. Class A	302	70,781
Li Auto, Inc. Class A (c)	1,968	30,501
LONGi Green Energy Technology Co. Ltd. Class A	13,932	37,630
Luzhou Laojiao Co. Ltd. Class A	900	22,940
Meituan Class B (b) (c)	8,048	99,540
Montage Technology Co. Ltd. Class A	1,242	7,948
NARI Technology Co. Ltd. Class A	14,728	48,908
National Silicon Industry Group Co. Ltd. Class A (c)	5,033	9,254
NetEase, Inc.	2,700	56,163
NIO, Inc. ADR (c)	2,902	13,059
Nongfu Spring Co. Ltd. Class H (a) (b)	4,600	24,832
NXP Semiconductors NV	52	12,884
PDD Holdings, Inc. ADR (c)	584	67,890
Prosus NV	4,036	126,734
Qifu Technology, Inc. ADR	560	10,321
Sanan Optoelectronics Co. Ltd. Class A	9,100	15,241
Shanghai Baosight Software Co. Ltd. Class A	3,244	17,189
Shanghai Baosight Software Co. Ltd. Class B	18,440	37,396
Shanghai Putailai New Energy Technology Co. Ltd. Class A	3,635	9,548
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	600	20,255
Shenzhen Inovance Technology Co. Ltd. Class A	2,100	17,421
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	200	7,710
Sichuan Chuantou Energy Co. Ltd. Class A	8,200	18,748
Sungrow Power Supply Co. Ltd. Class A	2,700	38,378
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	7,450	12,108
Tencent Holdings Ltd.	9,684	375,905
Tianqi Lithium Corp. Class A	1,300	8,534
Tongwei Co. Ltd. Class A	8,200	27,897
Topsports International Holdings Ltd. (b)	40,000	26,781
TravelSky Technology Ltd. Class H	14,000	16,958
Trip.com Group Ltd. (c)	1,158	51,076
Unisplendour Corp. Ltd. Class A (c)	5,200	15,721

See accompanying notes to financial statements.
18

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Wuliangye Yibin Co. Ltd. Class A	1,100	$ 23,196
WuXi AppTec Co. Ltd. Class A	1,000	6,478
Wuxi Biologics Cayman, Inc. (b) (c)	4,000	7,309
Xinyi Solar Holdings Ltd.	150,000	116,145
XPeng, Inc. Class A (a) (c)	3,510	14,396
Yealink Network Technology Corp. Ltd. Class A	2,300	7,954
Yunnan Baiyao Group Co. Ltd. Class A	2,080	14,467
Zai Lab Ltd. ADR (c)	344	5,511
Zangge Mining Co. Ltd. Class A	2,900	11,883
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	400	12,705
Zhejiang Expressway Co. Ltd. Class H	50,960	32,686
Zhuzhou CRRC Times Electric Co. Ltd. Class H	15,100	47,848
ZTE Corp. Class H	20,200	40,263
		2,908,222
CZECH REPUBLIC — 0.0% (d)
Komercni Banka AS	576	20,665
DENMARK — 1.5%
Coloplast AS Class B	98	13,230
Genmab AS (c)	44	13,277
Novo Nordisk AS Class B	6,177	788,212
Novonesis (Novozymes) B Class B	4,794	281,261
Tryg AS	712	14,660
Vestas Wind Systems AS (c)	21,322	595,837
		1,706,477
FINLAND — 0.7%
Kesko OYJ Class B	8,340	155,960
Nokia OYJ (e)	1,509	5,364
Nokia OYJ (e)	4,299	15,301
Nordea Bank Abp	26,474	299,357
Orion OYJ Class B	734	27,404
Sampo OYJ Class A	3,274	139,722
Wartsila OYJ Abp	9,274	141,124
		784,232
FRANCE — 2.0%
Alstom SA	5,033	76,806
Capgemini SE	123	28,335
Covivio SA REIT	1,460	75,213
Dassault Systemes SE	5,465	242,226
Edenred SE	699	37,338
EssilorLuxottica SA	475	107,576
Gecina SA REIT	1,404	143,520
Getlink SE	10,917	186,052
Hermes International SCA	31	79,214
Ipsen SA	109	12,984
Kering SA	105	41,544
Klepierre SA REIT	2,280	59,098
Security Description	Shares	Value
Legrand SA	1,068	$ 113,291
L'Oreal SA	464	219,816
LVMH Moet Hennessy Louis Vuitton SE	403	362,859
Pernod Ricard SA	673	108,990
Remy Cointreau SA	236	23,816
Sartorius Stedim Biotech (c)	45	12,845
Vinci SA	2,173	278,711
Vivendi SE	1,183	12,904
		2,223,138
GERMANY — 1.2%
adidas AG	199	44,488
Allianz SE	629	188,715
Beiersdorf AG	154	22,445
Carl Zeiss Meditec AG	136	17,009
Deutsche Boerse AG	192	39,326
Infineon Technologies AG	784	26,684
Knorr-Bremse AG	1,441	109,095
LEG Immobilien SE (c)	317	27,245
Merck KGaA	216	38,165
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	166	81,088
SAP SE	2,424	472,430
Sartorius AG Preference Shares (c)	63	25,080
Siemens AG	405	77,402
Siemens Healthineers AG (b) (c)	1,015	62,177
Vonovia SE	3,242	95,937
Zalando SE (b) (c)	406	11,615
		1,338,901
GREECE — 0.0% (d)
Jumbo SA	1,960	56,519
HONG KONG — 0.3%
AIA Group Ltd.	19,400	130,260
China Common Rich Renewable Energy Investments Ltd. (a) (c) (f)	24,000	—
Henderson Land Development Co. Ltd.	37,000	105,424
Hong Kong Exchanges & Clearing Ltd.	2,233	64,995
Prudential PLC	1,602	15,036
Sino Biopharmaceutical Ltd.	21,750	8,393
		324,108
INDIA — 1.8%
ABB India Ltd.	771	58,802
Adani Green Energy Ltd. (c)	9,674	212,862
Asian Paints Ltd.	303	10,342
AU Small Finance Bank Ltd. (b)	2,438	16,516
Avenue Supermarts Ltd. (b) (c)	280	15,193
Bajaj Finance Ltd.	379	32,924
Bajaj Finserv Ltd.	1,496	29,486
Bajaj Holdings & Investment Ltd.	442	43,842

See accompanying notes to financial statements.
19

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Bharat Electronics Ltd.	45,979	$ 111,085
Bharti Airtel Ltd.	1,459	21,492
Cholamandalam Investment & Finance Co. Ltd.	1,008	13,979
Colgate-Palmolive India Ltd.	560	18,198
Dabur India Ltd.	3,898	24,451
Divi's Laboratories Ltd.	251	10,369
DLF Ltd.	7,147	76,866
Godrej Properties Ltd. (c)	1,888	52,068
Havells India Ltd.	4,418	80,253
HCL Technologies Ltd.	1,661	30,740
HDFC Asset Management Co. Ltd. (b)	1,760	79,221
HDFC Bank Ltd.	8,257	143,345
HDFC Life Insurance Co. Ltd. (b)	1,392	10,571
Hindustan Unilever Ltd.	1,200	32,580
Infosys Ltd. ADR	6,460	115,828
Kotak Mahindra Bank Ltd.	1,220	26,118
PI Industries Ltd.	831	38,535
SBI Life Insurance Co. Ltd. (b)	790	14,211
Sun Pharmaceutical Industries Ltd.	2,577	50,072
Suzlon Energy Ltd. (c)	206,564	100,059
Tata Consultancy Services Ltd.	2,545	118,284
Tata Consumer Products Ltd.	1,526	20,057
Tata Elxsi Ltd.	400	37,338
Tech Mahindra Ltd.	2,336	34,958
Titan Co. Ltd.	487	22,199
Torrent Pharmaceuticals Ltd.	1,351	42,126
Trent Ltd.	3,589	169,891
Wipro Ltd. ADR (a)	13,156	75,647
Zomato Ltd. (c)	12,308	26,873
		2,017,381
INDONESIA — 0.1%
Bank Central Asia Tbk. PT	37,000	23,511
Merdeka Copper Gold Tbk. PT (c)	294,449	42,343
		65,854
IRELAND — 0.2%
Kingspan Group PLC	2,746	250,481
ISRAEL — 0.1%
Azrieli Group Ltd.	453	32,828
Bank Hapoalim BM	2,079	19,566
Nice Ltd. (c)	131	34,226
		86,620
ITALY — 0.5%
Amplifon SpA	851	31,065
Davide Campari-Milano NV	1,739	17,493
DiaSorin SpA	101	9,763
FinecoBank Banca Fineco SpA	1,268	19,015
Mediobanca Banca di Credito Finanziario SpA	5,239	78,138
Moncler SpA	200	14,943
Security Description	Shares	Value
Recordati Industria Chimica e Farmaceutica SpA	537	$ 29,717
Terna - Rete Elettrica Nazionale	42,963	355,424
		555,558
JAPAN — 5.2%
Advantest Corp.	600	26,542
Asahi Intecc Co. Ltd.	600	10,474
Astellas Pharma, Inc.	8,900	95,560
Azbil Corp. (a)	3,500	96,412
Central Japan Railway Co.	13,800	342,116
Chugai Pharmaceutical Co. Ltd.	4,800	182,872
Daiichi Sankyo Co. Ltd.	3,900	123,639
Daito Trust Construction Co. Ltd.	200	22,756
East Japan Railway Co.	27,600	528,767
Eisai Co. Ltd.	400	16,468
FANUC Corp.	12,200	340,176
Fast Retailing Co. Ltd.	500	154,316
FUJIFILM Holdings Corp.	6,600	147,747
Fujitsu Ltd.	2,000	31,947
Hamamatsu Photonics KK	1,000	35,112
Hikari Tsushin, Inc.	200	37,438
Hoya Corp.	600	74,670
Ibiden Co. Ltd. (a)	500	22,254
Japan Exchange Group, Inc.	3,200	86,372
Keisei Electric Railway Co. Ltd.	3,900	158,067
Keyence Corp.	300	138,934
Kikkoman Corp.	1,000	12,792
Koito Manufacturing Co. Ltd.	1,500	20,169
Kubota Corp.	30,700	480,039
Kyocera Corp.	16,100	214,195
Kyowa Kirin Co. Ltd.	600	10,764
Lasertec Corp.	100	28,366
LY Corp.	3,600	9,098
M3, Inc.	600	8,599
MonotaRO Co. Ltd.	1,000	11,992
Murata Manufacturing Co. Ltd.	1,800	33,712
NEC Corp.	1,200	87,337
Nexon Co. Ltd.	500	8,292
NIDEC Corp. (a)	700	28,787
Nintendo Co. Ltd.	500	27,285
NTT Data Group Corp.	800	12,657
Obic Co. Ltd.	100	15,075
Olympus Corp.	2,100	30,159
Omron Corp.	4,700	167,448
Ono Pharmaceutical Co. Ltd. (a)	6,000	98,200
Oriental Land Co. Ltd.	900	28,764
ORIX Corp.	2,900	63,195
Pan Pacific International Holdings Corp.	600	15,878
Recruit Holdings Co. Ltd.	1,700	74,461
Renesas Electronics Corp.	1,600	28,375
SBI Holdings, Inc. (a)	2,800	73,171
Shionogi & Co. Ltd.	1,500	76,643
Shiseido Co. Ltd.	800	21,831
Shizuoka Financial Group, Inc.	7,900	74,957

See accompanying notes to financial statements.
20

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SMC Corp.	100	$ 56,123
SoftBank Group Corp.	1,200	71,059
Sony Group Corp.	2,000	170,868
Sysmex Corp.	900	15,982
TDK Corp.	800	39,074
Terumo Corp.	4,600	83,873
TIS, Inc.	2,900	61,968
Tokio Marine Holdings, Inc. (a)	3,400	106,148
Tokyo Electron Ltd.	300	77,822
West Japan Railway Co.	13,400	278,899
Yamaha Corp. (a)	400	8,603
Yaskawa Electric Corp.	5,100	215,801
Yokogawa Electric Corp.	7,000	160,633
		5,781,733
KUWAIT — 0.2%
Agility Public Warehousing Co. KSC (c)	24,597	53,256
Boubyan Bank KSCP	12,985	26,173
Gulf Bank KSCP	15,370	14,690
National Bank of Kuwait SAKP	47,188	147,271
		241,390
LUXEMBOURG — 0.0% (d)
Eurofins Scientific SE	198	12,634
Reinet Investments SCA	1,180	28,554
		41,188
MALAYSIA — 0.0% (d)
Gamuda Bhd.	24,188	26,932
MEXICO — 0.4%
Banco del Bajio SA (b)	4,142	16,148
Fibra Uno Administracion SA de CV REIT	37,552	62,377
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,996	32,064
Grupo Aeroportuario del Sureste SAB de CV Class B	1,384	43,660
Grupo Mexico SAB de CV Class B	14,328	84,588
Promotora y Operadora de Infraestructura SAB de CV	5,802	61,438
Southern Copper Corp. (a)	1,054	112,272
		412,547
NETHERLANDS — 0.9%
Adyen NV (a) (b) (c)	25	42,336
Akzo Nobel NV	3,970	296,616
ASML Holding NV	559	538,639
NN Group NV	1,784	82,502
Universal Music Group NV (a)	1,183	35,621
		995,714
NEW ZEALAND — 0.2%
Mercury NZ Ltd.	21,241	88,048
Meridian Energy Ltd.	19,069	67,410
Xero Ltd. (c)	307	26,702
		182,160
Security Description	Shares	Value
NORWAY — 0.2%
DNB Bank ASA	6,513	$ 129,136
Gjensidige Forsikring ASA	6,107	88,493
		217,629
POLAND — 0.3%
Bank Polska Kasa Opieki SA	1,397	63,706
Powszechna Kasa Oszczednosci Bank Polski SA	5,424	80,712
Powszechny Zaklad Ubezpieczen SA	7,009	85,790
Santander Bank Polska SA	801	114,393
		344,601
PORTUGAL — 0.0% (d)
EDP - Energias de Portugal SA	6,513	25,393
QATAR — 0.1%
Masraf Al Rayan QSC	74,418	48,522
Mesaieed Petrochemical Holding Co.	79,342	42,733
Qatar International Islamic Bank QSC (c)	11,054	33,183
Qatar Islamic Bank SAQ	7,353	38,370
		162,808
ROMANIA — 0.0% (d)
NEPI Rockcastle NV	7,485	51,702
RUSSIA — 0.0%
Alrosa PJSC (f)	15,622	—
Mobile TeleSystems PJSC ADR (c) (f)	3,579	—
Moscow Exchange MICEX-Rates PJSC (f)	29,855	—
Ozon Holdings PLC ADR (c)	328	—
Polyus PJSC GDR (c) (f)	234	—
Sberbank of Russia PJSC (f)	32,012	—
United Co. RUSAL International PJSC (c) (f)	46,750	—
VK IPJSC GDR (c) (f)	1,325	—
VTB Bank PJSC (c) (f)	12,978,000	—
Yandex NV Class A (c) (f)	733	—
		—
SAUDI ARABIA — 0.9%
Al Rajhi Bank	8,231	182,375
Alinma Bank	8,086	94,432
Arab National Bank	4,956	39,048
Bank AlBilad	7,219	93,450
Bank Al-Jazira (c)	11,771	62,770
Banque Saudi Fransi	4,298	44,636
Dar Al Arkan Real Estate Development Co. (c)	16,159	59,543
Dr Sulaiman Al Habib Medical Services Group Co.	221	18,479
Elm Co.	63	16,109
Etihad Etisalat Co.	3,005	42,144
Jarir Marketing Co.	5,737	22,486
Nahdi Medical Co.	747	29,478

See accompanying notes to financial statements.
21

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Riyad Bank	6,213	$ 49,366
Saudi Awwal Bank	6,971	77,135
Saudi National Bank	8,160	88,769
Saudi Research & Media Group (c)	257	19,735
Saudi Tadawul Group Holding Co.	886	64,445
Saudi Telecom Co.	1,124	11,868
		1,016,268
SINGAPORE — 0.3%
CapitaLand Ascendas REIT	59,100	121,300
CapitaLand Integrated Commercial Trust REIT	97,800	143,483
City Developments Ltd.	12,532	54,321
Genting Singapore Ltd.	46,700	30,624
Singapore Exchange Ltd.	2,700	18,425
STMicroelectronics NV	288	12,417
		380,570
SOUTH AFRICA — 0.2%
Capitec Bank Holdings Ltd.	245	27,115
Discovery Ltd.	3,764	23,978
Gold Fields Ltd.	3,044	48,852
Naspers Ltd. Class N	474	84,044
		183,989
SOUTH KOREA — 0.9%
Amorepacific Corp.	107	9,633
CosmoAM&T Co. Ltd. (c)	446	53,769
Coway Co. Ltd.	254	10,622
Ecopro BM Co. Ltd. (c)	477	98,323
Ecopro Co. Ltd. (c)	27	13,197
HLB, Inc. (c)	405	33,002
Kakao Corp.	304	12,284
KakaoBank Corp.	527	11,000
L&F Co. Ltd. (c)	158	20,679
LG Energy Solution Ltd. (c)	444	132,417
LG H&H Co. Ltd.	37	10,622
NAVER Corp.	179	24,877
NH Investment & Securities Co. Ltd.	4,557	39,909
Posco DX Co. Ltd.	319	11,504
Samsung SDI Co. Ltd.	1,039	368,522
SK Biopharmaceuticals Co. Ltd. (c)	175	12,024
SK Hynix, Inc.	572	75,714
SK Square Co. Ltd. (c)	1,076	62,822
Yuhan Corp.	316	18,168
		1,019,088
SPAIN — 0.6%
Aena SME SA (b)	341	67,193
Amadeus IT Group SA	818	52,512
EDP Renovaveis SA	6,957	94,257
Industria de Diseno Textil SA	4,111	207,209
Redeia Corp. SA	12,391	211,507
		632,678
Security Description	Shares	Value
SWEDEN — 0.6%
Atlas Copco AB Class A	3,184	$ 53,838
Epiroc AB Class A	4,078	76,696
Epiroc AB Class B	1,689	28,638
H & M Hennes & Mauritz AB Class B	2,328	38,010
Hexagon AB Class B	2,553	30,251
Industrivarden AB Class C (a)	550	18,934
L E Lundbergforetagen AB Class B	1,838	99,596
Nibe Industrier AB Class B (a)	9,511	46,752
Skandinaviska Enskilda Banken AB Class A (a)	4,701	63,727
Skanska AB Class B	8,885	158,296
Svenska Cellulosa AB SCA Class B (a)	678	10,418
Svenska Handelsbanken AB Class A (a)	1,425	14,426
Tele2 AB Class B	4,065	33,417
		672,999
SWITZERLAND — 2.7%
ABB Ltd.	19,196	892,773
Alcon, Inc.	827	68,624
Baloise Holding AG	1,398	219,315
Banque Cantonale Vaudoise (a)	126	14,661
Chocoladefabriken Lindt & Spruengli AG	1	120,795
Geberit AG	231	136,697
Givaudan SA	23	102,551
Julius Baer Group Ltd.	874	50,536
Kuehne & Nagel International AG	64	17,835
Novartis AG	4,779	463,574
Partners Group Holding AG	168	240,240
Sandoz Group AG (c)	956	28,881
Sonova Holding AG	109	31,598
Straumann Holding AG	272	43,486
Swiss Life Holding AG	48	33,691
Swiss Prime Site AG	2,343	221,241
Swisscom AG (c)	396	242,428
Zurich Insurance Group AG	270	145,777
		3,074,703
TAIWAN — 1.3%
Accton Technology Corp.	5,000	71,633
Advantech Co. Ltd.	2,499	31,781
Cathay Financial Holding Co. Ltd.	22,712	34,242
Delta Electronics, Inc.	14,000	149,827
E Ink Holdings, Inc.	2,000	14,186
Largan Precision Co. Ltd.	1,000	75,929
MediaTek, Inc.	2,000	72,492
Novatek Microelectronics Corp.	1,000	18,404
Taiwan High Speed Rail Corp.	60,000	56,525
Taiwan Semiconductor Manufacturing Co. Ltd.	34,000	816,973

See accompanying notes to financial statements.
22

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Voltronic Power Technology Corp.	2,000	$ 103,114
		1,445,106
THAILAND — 0.3%
Asset World Corp. PCL	89,900	10,151
Asset World Corp. PCL NVDR	93,600	10,569
Bangkok Expressway & Metro PCL	46,100	10,108
Bangkok Expressway & Metro PCL NVDR	187,300	41,066
BTS Group Holdings PCL	40,300	6,185
BTS Group Holdings PCL NVDR	200,884	30,831
Delta Electronics Thailand PCL	8,300	16,435
Delta Electronics Thailand PCL NVDR	15,700	31,088
Energy Absolute PCL NVDR	51,300	48,154
Krungthai Card PCL NVDR	21,485	26,939
SCB X PCL	1,400	4,374
SCB X PCL NVDR	19,200	59,988
		295,888
TURKEY — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	41,772	71,596
UNITED ARAB EMIRATES — 0.0% (d)
Emaar Properties PJSC	8,240	18,288
Multiply Group PJSC (c)	60,472	36,887
		55,175
UNITED KINGDOM — 2.1%
3i Group PLC	20,029	710,723
abrdn PLC (a)	6,901	12,301
Admiral Group PLC	353	12,651
Ashtead Group PLC	1,635	116,489
AstraZeneca PLC	2,620	353,411
AstraZeneca PLC ADR	519	35,162
Aviva PLC	13,866	86,986
Barclays PLC	14,832	34,325
Barratt Developments PLC	6,952	41,768
Berkeley Group Holdings PLC	886	53,253
Bunzl PLC	1,504	57,910
Coca-Cola Europacific Partners PLC	453	31,687
Compass Group PLC	1,186	34,804
Diageo PLC	4,308	159,208
Halma PLC	2,838	84,895
Hargreaves Lansdown PLC (a)	1,084	10,079
HSBC Holdings PLC	2,710	21,191
Informa PLC	7,570	79,486
London Stock Exchange Group PLC	423	50,710
Next PLC	434	50,615
Ocado Group PLC (c)	1,916	11,015
Pearson PLC	1,346	17,718
Persimmon PLC	624	10,374
RELX PLC (e)	1,478	63,929
Security Description	Shares	Value
RELX PLC (e)	490	$ 21,247
Schroders PLC	1,919	9,129
Segro PLC REIT	6,655	75,982
Smith & Nephew PLC	1,947	24,389
Taylor Wimpey PLC	7,156	12,389
WPP PLC	1,101	10,481
		2,294,307
UNITED STATES — 64.3%
3M Co.	233	24,714
Abbott Laboratories	2,049	232,889
AbbVie, Inc.	2,472	450,151
Accenture PLC Class A	1,314	455,446
Adobe, Inc. (c)	848	427,901
Advanced Micro Devices, Inc. (c)	1,966	354,843
AECOM	4,015	393,791
Aflac, Inc.	3,041	261,100
Agilent Technologies, Inc.	533	77,557
Airbnb, Inc. Class A (c)	396	65,324
Albemarle Corp. (a)	130	17,126
Align Technology, Inc. (c)	139	45,581
Allegion PLC	775	104,400
Allstate Corp.	867	150,000
Ally Financial, Inc.	528	21,432
Alnylam Pharmaceuticals, Inc. (c)	170	25,407
Alphabet, Inc. Class A (c)	7,230	1,091,224
Alphabet, Inc. Class C (c)	11,435	1,741,093
Amazon.com, Inc. (c)	13,929	2,512,513
American Express Co.	1,537	349,960
American Financial Group, Inc.	639	87,211
American International Group, Inc.	2,291	179,087
American Tower Corp. REIT	649	128,236
Ameriprise Financial, Inc.	342	149,946
AMETEK, Inc.	1,037	189,667
Amgen, Inc.	890	253,045
Amphenol Corp. Class A	953	109,929
Analog Devices, Inc.	3,058	604,842
Annaly Capital Management, Inc. REIT	3,245	63,894
ANSYS, Inc. (c)	56	19,441
Aon PLC Class A	337	112,464
Apollo Global Management, Inc.	1,302	146,410
Apple, Inc.	25,994	4,457,451
Applied Materials, Inc.	833	171,790
Arch Capital Group Ltd. (c)	1,474	136,257
Arthur J Gallagher & Co.	300	75,012
Assurant, Inc.	477	89,790
Autodesk, Inc. (c)	367	95,574
Automatic Data Processing, Inc.	823	205,536
AutoZone, Inc. (c)	38	119,763
AvalonBay Communities, Inc. REIT	637	118,202
Avantor, Inc. (c)	1,643	42,012
Axon Enterprise, Inc. (c)	119	37,233

See accompanying notes to financial statements.
23

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Bank of America Corp.	11,258	$ 426,903
Bank of New York Mellon Corp.	1,953	112,532
Bath & Body Works, Inc.	332	16,607
Baxter International, Inc.	853	36,457
Becton Dickinson & Co.	585	144,758
Berkshire Hathaway, Inc. Class B (c)	938	394,448
Biogen, Inc. (c)	243	52,398
BioMarin Pharmaceutical, Inc. (c)	307	26,813
Bio-Rad Laboratories, Inc. Class A (c)	43	14,872
Bio-Techne Corp.	184	12,952
BlackRock, Inc.	319	265,950
Blackstone, Inc.	1,288	169,205
Block, Inc. CDI (c)	366	30,802
Block, Inc. (c)	379	32,056
Booking Holdings, Inc.	57	206,789
Booz Allen Hamilton Holding Corp.	208	30,876
Boston Properties, Inc. REIT	944	61,653
Boston Scientific Corp. (c)	4,230	289,713
Bristol-Myers Squibb Co.	5,199	281,942
Broadcom, Inc.	829	1,098,765
Broadridge Financial Solutions, Inc.	450	92,187
Brown & Brown, Inc.	603	52,787
Brown-Forman Corp. Class B	1,518	78,359
Burlington Stores, Inc. (c)	148	34,364
Caesars Entertainment, Inc. (c)	214	9,360
Capital One Financial Corp.	897	133,554
Carlyle Group, Inc.	374	17,544
Carrier Global Corp.	496	28,832
Catalent, Inc. (c)	456	25,741
Cboe Global Markets, Inc.	195	35,827
CBRE Group, Inc. Class A (c)	1,685	163,849
CDW Corp.	916	234,294
Charles Schwab Corp.	2,791	201,901
Charter Communications, Inc. Class A (c)	234	68,007
Chipotle Mexican Grill, Inc. (c)	22	63,949
Chubb Ltd.	999	258,871
Church & Dwight Co., Inc.	716	74,686
Cincinnati Financial Corp.	538	66,803
Cintas Corp.	54	37,100
Cisco Systems, Inc.	8,484	423,436
Clorox Co.	68	10,411
CME Group, Inc.	668	143,814
Cognizant Technology Solutions Corp. Class A	1,224	89,707
Comcast Corp. Class A	7,126	308,912
Constellation Brands, Inc. Class A	179	48,645
Cooper Cos., Inc.	288	29,220
Copart, Inc. (c)	874	50,622
Corning, Inc.	5,039	166,085
Corpay, Inc. (c)	151	46,590
Security Description	Shares	Value
CoStar Group, Inc. (c)	423	$ 40,862
Crowdstrike Holdings, Inc. Class A (c)	65	20,838
Crown Castle, Inc. REIT	785	83,077
CSL Ltd.	679	127,543
Danaher Corp.	1,006	251,218
Darling Ingredients, Inc. (c)	4,887	227,294
Deere & Co.	429	176,207
Dexcom, Inc. (c)	592	82,110
Digital Realty Trust, Inc. REIT	2,628	378,537
Discover Financial Services	630	82,587
DocuSign, Inc. (c)	221	13,161
Dollar Tree, Inc. (c)	454	60,450
DoorDash, Inc. Class A (c)	151	20,796
DR Horton, Inc.	433	71,250
Eaton Corp. PLC	959	299,860
eBay, Inc.	2,668	140,817
Edison International	11,723	829,168
Edwards Lifesciences Corp. (c)	1,923	183,762
Electronic Arts, Inc.	94	12,471
Elevance Health, Inc.	517	268,085
Eli Lilly & Co.	1,760	1,369,210
Enphase Energy, Inc. (c)	1,563	189,092
EPAM Systems, Inc. (c)	39	10,770
Equifax, Inc.	125	33,440
Equinix, Inc. REIT	439	362,320
Equitable Holdings, Inc.	2,634	100,118
Equity Residential REIT	1,196	75,480
Erie Indemnity Co. Class A	91	36,543
Essex Property Trust, Inc. REIT	390	95,476
Estee Lauder Cos., Inc. Class A	618	95,265
Etsy, Inc. (c)	359	24,670
Everest Group Ltd.	96	38,160
Exact Sciences Corp. (c)	210	14,503
Experian PLC	1,510	65,885
Extra Space Storage, Inc. REIT	311	45,717
F5, Inc. (c)	931	176,508
FactSet Research Systems, Inc.	31	14,086
Fastenal Co.	2,529	195,087
Ferrovial SE	15,657	620,243
Fidelity National Information Services, Inc.	901	66,836
First Solar, Inc. (c)	1,753	295,906
Fiserv, Inc. (c)	1,035	165,414
FMC Corp.	233	14,842
Fortinet, Inc. (c)	1,105	75,483
Fortive Corp.	1,543	132,729
Fox Corp. Class A	1,000	31,270
Fox Corp. Class B	916	26,216
Garmin Ltd.	459	68,331
Gartner, Inc. (c)	76	36,227
Gilead Sciences, Inc.	854	62,556
Global Payments, Inc.	491	65,627
Globe Life, Inc.	403	46,897
GoDaddy, Inc. Class A (c)	207	24,567
Goldman Sachs Group, Inc.	123	51,376

See accompanying notes to financial statements.
24

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
GSK PLC	7,248	$ 156,440
Haleon PLC	13,754	57,875
Hartford Financial Services Group, Inc.	1,254	129,225
Hasbro, Inc.	330	18,652
HEICO Corp.	315	60,165
HEICO Corp. Class A	144	22,167
Henry Schein, Inc. (c)	905	68,346
Hershey Co.	251	48,820
Hewlett Packard Enterprise Co.	8,907	157,921
Hilton Worldwide Holdings, Inc.	116	24,744
Hologic, Inc. (c)	715	55,741
Home Depot, Inc.	1,726	662,094
Humana, Inc.	283	98,122
Huntington Bancshares, Inc.	1,312	18,302
IDEX Corp.	239	58,321
IDEXX Laboratories, Inc. (c)	183	98,807
Illinois Tool Works, Inc.	1,471	394,713
Illumina, Inc. (c)	324	44,492
Incyte Corp. (c)	219	12,476
Insulet Corp. (c)	98	16,797
Intel Corp.	8,910	393,555
Intercontinental Exchange, Inc.	974	133,857
International Business Machines Corp.	3,506	669,506
Interpublic Group of Cos., Inc.	594	19,382
Intuit, Inc.	549	356,850
Intuitive Surgical, Inc. (c)	701	279,762
IQVIA Holdings, Inc. (c)	644	162,861
Iron Mountain, Inc. REIT	608	48,768
Jack Henry & Associates, Inc.	72	12,509
Jazz Pharmaceuticals PLC (c)	277	33,356
Johnson & Johnson	4,808	760,578
JPMorgan Chase & Co.	5,328	1,067,198
Juniper Networks, Inc.	4,504	166,918
Keurig Dr Pepper, Inc.	2,392	73,363
Keysight Technologies, Inc. (c)	524	81,943
KKR & Co., Inc.	1,042	104,804
KLA Corp.	290	202,585
L3Harris Technologies, Inc.	575	122,533
Laboratory Corp. of America Holdings	126	27,526
Lam Research Corp.	173	168,082
Lennar Corp. Class A	442	76,015
Liberty Media Corp.-Liberty Formula One Class C (c)	592	38,835
Liberty Media Corp.-Liberty SiriusXM Class C (c)	365	10,844
Live Nation Entertainment, Inc. (c)	431	45,587
LKQ Corp.	969	51,754
Lowe's Cos., Inc.	1,128	287,335
Lululemon Athletica, Inc. (c)	313	122,273
M&T Bank Corp.	543	78,974
Markel Group, Inc. (c)	50	76,074
MarketAxess Holdings, Inc.	56	12,278
Security Description	Shares	Value
Marriott International, Inc. Class A	100	$ 25,231
Marsh & McLennan Cos., Inc.	1,078	222,046
Marvell Technology, Inc.	1,724	122,197
Masco Corp.	181	14,277
Mastercard, Inc. Class A	1,500	722,355
Match Group, Inc. (c)	342	12,408
McDonald's Corp.	1,483	418,132
Medtronic PLC	3,117	271,647
Merck & Co., Inc.	5,866	774,019
Meta Platforms, Inc. Class A	3,708	1,800,531
MetLife, Inc.	3,131	232,038
Mettler-Toledo International, Inc. (c)	59	78,546
Micron Technology, Inc.	716	84,409
Microsoft Corp.	11,890	5,002,361
Moderna, Inc. (c)	489	52,108
Molina Healthcare, Inc. (c)	72	29,580
Monster Beverage Corp. (c)	644	38,176
Moody's Corp.	575	225,992
Morgan Stanley	2,391	225,137
Motorola Solutions, Inc.	663	235,352
Nasdaq, Inc.	641	40,447
NetApp, Inc.	584	61,302
Netflix, Inc. (c)	718	436,063
Neurocrine Biosciences, Inc. (c)	132	18,205
Newmont Corp.	2,468	88,453
NIKE, Inc. Class B	1,803	169,446
Northern Trust Corp.	518	46,061
NVIDIA Corp.	4,282	3,869,044
NVR, Inc. (c)	4	32,400
Old Dominion Freight Line, Inc.	132	28,949
Omnicom Group, Inc.	402	38,898
Oracle Corp.	4,360	547,660
O'Reilly Automotive, Inc. (c)	182	205,456
PACCAR, Inc.	1,504	186,331
Palantir Technologies, Inc. Class A (c)	1,274	29,315
Palo Alto Networks, Inc. (c)	436	123,881
Parker-Hannifin Corp.	443	246,215
Paychex, Inc.	685	84,118
Paycom Software, Inc.	35	6,965
PayPal Holdings, Inc. (c)	1,795	120,247
Pentair PLC	2,636	225,220
Pfizer, Inc.	9,158	254,134
Pinterest, Inc. Class A (c)	574	19,901
PNC Financial Services Group, Inc.	1,093	176,629
Pool Corp.	82	33,087
PPG Industries, Inc.	1,029	149,102
Progressive Corp.	1,048	216,747
Prologis, Inc. REIT	2,267	295,209
Prudential Financial, Inc.	1,381	162,129
Public Storage REIT	388	112,543
PulteGroup, Inc.	379	45,715
Qiagen NV (c)	239	10,231

See accompanying notes to financial statements.
25

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
QUALCOMM, Inc.	1,970	$ 333,521
Quanta Services, Inc.	914	237,457
Quest Diagnostics, Inc.	151	20,100
Raymond James Financial, Inc.	274	35,187
Realty Income Corp. REIT	1,415	76,552
Regency Centers Corp. REIT	1,261	76,366
Regeneron Pharmaceuticals, Inc. (c)	161	154,961
Regions Financial Corp.	3,212	67,580
Reliance, Inc.	329	109,945
ResMed, Inc.	384	76,044
Revvity, Inc.	761	79,905
Robert Half, Inc.	169	13,398
Roche Holding AG	1,230	313,679
Rockwell Automation, Inc.	358	104,296
Rollins, Inc.	423	19,572
Roper Technologies, Inc.	52	29,164
Ross Stores, Inc.	766	112,418
Royalty Pharma PLC Class A	784	23,810
S&P Global, Inc.	917	390,138
Salesforce, Inc.	1,549	466,528
Sanofi SA	1,988	195,295
SBA Communications Corp. REIT	163	35,322
Schneider Electric SE	4,166	943,274
SEI Investments Co.	311	22,361
ServiceNow, Inc. (c)	467	356,041
Sherwin-Williams Co.	2,410	837,065
Simon Property Group, Inc. REIT	1,015	158,837
Sirius XM Holdings, Inc. (a)	3,901	15,136
Skyworks Solutions, Inc.	93	10,074
Snap, Inc. Class A (c)	1,268	14,557
Snap-on, Inc.	61	18,069
Snowflake, Inc. Class A (c)	221	35,714
Starbucks Corp.	1,850	169,071
State Street Corp. (g)	223	17,242
Steel Dynamics, Inc.	80	11,858
STERIS PLC	146	32,824
Stryker Corp.	771	275,918
Sun Communities, Inc. REIT	72	9,258
Swiss Re AG	788	101,442
Synchrony Financial	1,650	71,148
T Rowe Price Group, Inc.	488	59,497
TE Connectivity Ltd.	867	125,923
Teledyne Technologies, Inc. (c)	273	117,204
Teleflex, Inc.	107	24,200
Teradyne, Inc.	396	44,681
Tesla, Inc. (c)	4,944	869,106
Texas Instruments, Inc.	1,598	278,388
Thermo Fisher Scientific, Inc.	748	434,745
TJX Cos., Inc.	3,648	369,980
T-Mobile U.S., Inc.	660	107,725
Trade Desk, Inc. Class A (c)	520	45,458
Tradeweb Markets, Inc. Class A	153	15,938
Trane Technologies PLC	55	16,511
Security Description	Shares	Value
TransDigm Group, Inc.	125	$ 153,950
TransUnion	158	12,608
Travelers Cos., Inc.	725	166,852
Trimble, Inc. (c)	1,184	76,202
U.S. Bancorp	2,968	132,670
Uber Technologies, Inc. (c)	2,681	206,410
U-Haul Holding Co.	755	50,343
Ulta Beauty, Inc. (c)	171	89,412
Union Pacific Corp.	1,095	269,293
United Parcel Service, Inc. Class B	601	89,327
United Rentals, Inc.	70	50,478
UnitedHealth Group, Inc.	1,572	777,668
Veeva Systems, Inc. Class A (c)	172	39,851
Ventas, Inc. REIT	1,026	44,672
Veralto Corp.	335	29,701
VeriSign, Inc. (c)	94	17,814
Verisk Analytics, Inc.	198	46,675
Vertex Pharmaceuticals, Inc. (c)	363	151,738
VICI Properties, Inc. REIT	1,039	30,952
Visa, Inc. Class A	2,928	817,146
Vulcan Materials Co.	69	18,831
W R Berkley Corp.	968	85,610
Walmart, Inc.	1,218	73,287
Walt Disney Co.	3,046	372,709
Waters Corp. (c)	66	22,719
Wells Fargo & Co.	2,367	137,191
Welltower, Inc. REIT	1,334	124,649
West Pharmaceutical Services, Inc.	72	28,491
Westinghouse Air Brake Technologies Corp.	521	75,899
Willis Towers Watson PLC	283	77,825
Workday, Inc. Class A (c)	119	32,457
WP Carey, Inc. REIT	297	16,763
WW Grainger, Inc.	218	221,771
Wynn Resorts Ltd.	116	11,859
Xylem, Inc.	3,580	462,679
Yum! Brands, Inc.	684	94,837
Zebra Technologies Corp. Class A (c)	65	19,594
Zillow Group, Inc. Class C (c)	254	12,390
Zimmer Biomet Holdings, Inc.	500	65,990
Zoetis, Inc.	1,134	191,884
Zoom Video Communications, Inc. Class A (c)	309	20,199
		71,752,784
TOTAL COMMON STOCKS (Cost $97,613,171)		110,486,885

SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (h) (i)	729,073	729,292

See accompanying notes to financial statements.
26

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (j)	2,933,504	$ 2,933,504
TOTAL SHORT-TERM INVESTMENTS (Cost $3,662,848)		3,662,796
TOTAL INVESTMENTS — 102.2% (Cost $101,276,019)		114,149,681
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(2,493,408)
NET ASSETS — 100.0%		$ 111,656,273
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2024.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
27

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI World NTR Index (Long)	15	06/21/2024	$1,019,065	$1,027,912	$8,847

During the period ended March 31, 2024, the average notional value related to futures contracts was $1,575,839.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$110,439,632	$47,253	$ 0(a)	$110,486,885
Short-Term Investments	3,662,796	—	—	3,662,796
TOTAL INVESTMENTS	$114,102,428	$47,253	$ 0	$114,149,681
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 8,847	$ —	$—	$ 8,847
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 8,847	$ —	$—	$ 8,847
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.
Sector Breakdown as of March 31, 2024

		% of Net Assets
	Information Technology	26.6%
	Financials	17.6
	Industrials	14.2
	Health Care	12.6
	Consumer Discretionary	9.5
	Communication Services	6.8
	Real Estate	4.2
	Materials	2.9
	Utilities	2.4
	Consumer Staples	2.1
	Energy	0.0 *
	Short-Term Investments	3.3
	Liabilities in Excess of Other Assets	(2.2)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	555	$ 37,163	$ —	$ 23,955	$ (894)	$4,928	223	$ 17,242	$ 537
State Street Institutional Liquid Reserves Fund, Premier Class	1,610,265	1,610,587	6,066,034	6,947,086	(175)	(68)	729,073	729,292	35,875
State Street Navigator Securities Lending Portfolio II	7,811,145	7,811,145	16,601,535	21,479,176	—	—	2,933,504	2,933,504	15,498
Total		$9,458,895	$22,667,569	$28,450,217	$(1,069)	$4,860		$3,680,038	$51,910
See accompanying notes to financial statements.
28

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 4.7%
ANZ Group Holdings Ltd.	206,882	$ 3,968,112
Aristocrat Leisure Ltd.	22,519	631,730
BHP Group Ltd.	319,319	9,222,491
Brambles Ltd.	162,965	1,717,042
Cochlear Ltd.	2,473	544,550
Coles Group Ltd.	84,566	934,594
Commonwealth Bank of Australia	113,701	8,926,644
Endeavour Group Ltd. (a)	106,404	382,493
Fortescue Ltd.	115,095	1,929,761
Glencore PLC	669,174	3,679,739
Goodman Group REIT	91,064	2,008,657
Insurance Australia Group Ltd.	247,989	1,035,443
Macquarie Group Ltd.	29,502	3,843,647
Medibank Pvt Ltd.	193,597	474,898
Mineral Resources Ltd.	7,451	344,501
National Australia Bank Ltd.	193,337	4,369,249
Northern Star Resources Ltd.	57,055	538,612
Origin Energy Ltd.	200,309	1,202,271
Pilbara Minerals Ltd. (a)	126,633	316,417
QBE Insurance Group Ltd.	79,243	937,287
Rio Tinto Ltd. (a)	25,812	2,050,408
Rio Tinto PLC	70,656	4,477,983
Santos Ltd.	162,908	823,679
Scentre Group REIT	189,982	420,171
Sonic Healthcare Ltd.	59,237	1,136,585
South32 Ltd.	405,812	794,255
Suncorp Group Ltd.	163,734	1,749,713
Telstra Group Ltd.	287,249	723,369
Transurban Group Stapled Security	188,628	1,639,171
Vicinity Ltd. REIT	416,254	578,431
Wesfarmers Ltd.	84,566	3,773,687
Westpac Banking Corp.	242,178	4,123,720
WiseTech Global Ltd. (a)	6,229	381,794
Woodside Energy Group Ltd.	131,869	2,623,956
Woolworths Group Ltd.	106,404	2,302,594
		74,607,654
AUSTRIA — 0.1%
Erste Group Bank AG	31,457	1,403,108
OMV AG	15,679	742,695
Verbund AG	677	49,536
		2,195,339
BELGIUM — 0.5%
Ageas SA	20,550	952,566
Anheuser-Busch InBev SA	47,881	2,919,630
KBC Group NV	20,697	1,551,729
Syensqo SA (b)	9,846	933,424
UCB SA	13,535	1,672,276
Umicore SA	3,932	84,910
		8,114,535
Security Description	Shares	Value
BRAZIL — 1.5%
Ambev SA ADR	420,356	$ 1,042,483
B3 SA - Brasil Bolsa Balcao	454,617	1,088,963
Banco Bradesco SA ADR	492,649	1,408,976
Banco do Brasil SA	62,811	710,483
BB Seguridade Participacoes SA	54,539	354,328
CCR SA	34,011	93,902
Centrais Eletricas Brasileiras SA	77,155	642,759
Cia Energetica de Minas Gerais ADR	255,704	631,589
Cia Siderurgica Nacional SA ADR	129,868	406,487
Cosan SA	171,581	555,306
Energisa SA	22,952	219,499
Equatorial Energia SA	68,989	448,620
Gerdau SA ADR	102,029	450,968
Hapvida Participacoes e Investimentos SA (b) (c)	316,155	233,695
Itau Unibanco Holding SA Preference Shares ADR	400,389	2,774,696
Klabin SA	17,654	89,089
Localiza Rent a Car SA	43,639	476,707
Lojas Renner SA	136,208	462,049
Magazine Luiza SA (b)	377,778	135,849
Natura & Co. Holding SA	86,653	309,528
Petroleo Brasileiro SA ADR	249,265	3,714,049
PRIO SA	59,426	578,642
Raia Drogasil SA	157,606	861,779
Rumo SA	85,055	378,245
Suzano SA	43,304	553,504
TOTVS SA	34,179	193,785
Vale SA	9,639	117,138
Vale SA ADR	212,513	2,590,533
Vibra Energia SA	75,461	377,037
WEG SA	91,031	694,706
Wheaton Precious Metals Corp.	29,903	1,409,800
Yara International ASA	18,281	577,822
		24,583,016
CANADA — 7.6%
Agnico Eagle Mines Ltd.	25,478	1,520,678
Alimentation Couche-Tard, Inc. (a)	42,515	2,428,845
Bank of Montreal (a)	56,729	5,543,994
Bank of Nova Scotia (a)	83,556	4,326,450
Barrick Gold Corp.	119,134	1,983,439
Brookfield Asset Management Ltd. Class A (a)	23,100	971,284
Brookfield Corp.	92,431	3,871,413
CAE, Inc. (b)	35,368	731,013
Cameco Corp. (a)	35,225	1,526,395
Canadian Apartment Properties REIT	2,375	81,592

See accompanying notes to financial statements.
29

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Canadian Imperial Bank of Commerce (a)	65,858	$ 3,341,932
Canadian National Railway Co.	48,595	6,405,239
Canadian Natural Resources Ltd.	84,613	6,460,788
Canadian Pacific Kansas City Ltd. (a)	55,927	4,935,793
Canadian Tire Corp. Ltd. Class A (a)	9,693	967,688
Cenovus Energy, Inc.	79,307	1,587,019
CGI, Inc. (b)	11,003	1,215,066
Constellation Software, Inc.	1,264	3,455,976
Dollarama, Inc.	17,200	1,311,560
Enbridge, Inc.	96,422	3,487,794
Fairfax Financial Holdings Ltd.	1,151	1,241,881
FirstService Corp. (a)	1,666	276,076
Franco-Nevada Corp.	12,251	1,461,158
George Weston Ltd.	4,775	645,759
GFL Environmental, Inc.	4,229	145,972
Gildan Activewear, Inc.	26,337	978,357
IGM Financial, Inc. (a)	18,146	468,383
Imperial Oil Ltd. (a)	32,974	2,276,564
Intact Financial Corp.	2,786	453,007
Kinross Gold Corp. (a)	107,795	661,945
Loblaw Cos. Ltd. (a)	23,065	2,558,327
Magna International, Inc.	15,467	843,384
Manulife Financial Corp.	125,265	3,131,509
National Bank of Canada (a)	38,311	3,229,080
Nutrien Ltd.	36,329	1,975,578
Onex Corp. (a)	6,254	468,940
Open Text Corp.	18,146	704,788
Pan American Silver Corp. (a)	12,208	184,214
Parkland Corp.	2,617	83,427
Pembina Pipeline Corp. (a)	7,771	274,548
RB Global, Inc. (a)	7,011	534,509
Restaurant Brands International, Inc. (a)	15,462	1,229,076
Rogers Communications, Inc. Class B	42,446	1,740,811
Royal Bank of Canada (a)	103,632	10,462,371
Shopify, Inc. Class A (b)	72,202	5,575,547
Sun Life Financial, Inc.	50,542	2,760,435
Suncor Energy, Inc.	106,687	3,941,092
TC Energy Corp. (a)	57,659	2,319,568
Teck Resources Ltd. Class B	36,722	1,682,442
TELUS Corp. (d)	70,859	1,134,687
TELUS Corp. (b) (d)	3,598	57,616
Thomson Reuters Corp.	20,146	3,138,206
Toronto-Dominion Bank	132,674	8,014,853
		120,808,068
CHILE — 0.1%
Banco Santander Chile	3,075,931	153,036
Cia Sud Americana de Vapores SA	500,606	37,615
Enel Americas SA	1,279,797	124,620
Security Description	Shares	Value
Enel Chile SA ADR	249,401	$ 760,673
Sociedad Quimica y Minera de Chile SA ADR (a)	12,326	605,946
		1,681,890
CHINA — 7.0%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	22,500	54,666
AAC Technologies Holdings, Inc.	71,000	238,135
Advanced Micro-Fabrication Equipment, Inc. China Class A	3,343	68,726
AECC Aero-Engine Control Co. Ltd. Class A	163,000	407,478
AECC Aviation Power Co. Ltd. Class A	45,600	210,841
Agricultural Bank of China Ltd. Class H	1,943,000	819,260
AIMA Technology Group Co. Ltd. Class A	25,200	107,771
Air China Ltd. Class A (b)	52,500	52,786
Air China Ltd. Class H (b)	216,000	104,875
Airtac International Group	17,789	616,988
Akeso, Inc. (a) (b) (c)	52,000	309,949
Alibaba Group Holding Ltd.	836,900	7,511,991
Alibaba Group Holding Ltd. ADR (a)	16,050	1,161,378
Alibaba Health Information Technology Ltd. (a) (b)	304,000	123,520
Aluminum Corp. of China Ltd. Class A	153,300	150,124
Anhui Conch Cement Co. Ltd. Class H	33,500	69,684
Anhui Gujing Distillery Co. Ltd. Class B	12,900	181,473
Anjoy Foods Group Co. Ltd. Class A	11,000	125,690
ANTA Sports Products Ltd.	60,000	637,837
Asymchem Laboratories Tianjin Co. Ltd. Class A	11,620	142,921
Autohome, Inc. ADR	5,445	142,768
AviChina Industry & Technology Co. Ltd. Class H	522,000	205,426
Avicopter PLC Class A	80,300	458,769
Baidu, Inc. Class A (b)	145,764	1,912,740
Bank of Chengdu Co. Ltd. Class A	68,600	127,838
Bank of China Ltd. Class H	5,114,436	2,110,744
Bank of Communications Co. Ltd. Class H	1,052,710	691,364
Bank of Ningbo Co. Ltd. Class A	14,100	40,433
BeiGene Ltd. (b)	45,171	548,878
Beijing Enterprises Water Group Ltd. (a)	306,000	68,031

See accompanying notes to financial statements.
30

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Bilibili, Inc. Class Z (a) (b)	16,162	$ 182,344
BOC Hong Kong Holdings Ltd.	159,000	425,614
BYD Co. Ltd. Class A	12,100	347,281
BYD Co. Ltd. Class H (a)	57,500	1,481,131
BYD Electronic International Co. Ltd.	42,000	154,821
Canmax Technologies Co. Ltd. Class A	4,680	12,698
CGN Power Co. Ltd. Class H (c)	630,400	186,870
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	2,400	40,127
Chengxin Lithium Group Co. Ltd. Class A	18,800	49,768
China Baoan Group Co. Ltd. Class A	119,000	172,262
China CITIC Bank Corp. Ltd. Class H	505,000	269,068
China Construction Bank Corp. Class A	67,100	63,122
China Construction Bank Corp. Class H	4,749,720	2,864,476
China Eastern Airlines Corp. Ltd. Class A (b)	292,400	146,997
China Everbright Bank Co. Ltd. Class H	36,000	10,350
China Feihe Ltd. (c)	136,000	63,947
China Galaxy Securities Co. Ltd. Class H	180,000	88,316
China Gas Holdings Ltd.	115,600	104,279
China Greatwall Technology Group Co. Ltd. Class A	70,400	95,704
China Hongqiao Group Ltd. (a)	6,500	7,309
China Life Insurance Co. Ltd. Class H	533,000	639,482
China Literature Ltd. (a) (b) (c)	38,000	126,967
China Longyuan Power Group Corp. Ltd. Class H	162,000	113,431
China Medical System Holdings Ltd.	34,000	35,710
China Mengniu Dairy Co. Ltd.	346,000	742,712
China Merchants Bank Co. Ltd. Class H	387,514	1,532,439
China Merchants Port Holdings Co. Ltd.	402,108	482,440
China Minsheng Banking Corp. Ltd. Class H (a)	323,200	111,912
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	19,100	50,220
China Oilfield Services Ltd. Class H	282,000	324,285
China Overseas Land & Investment Ltd.	301,000	433,052
China Overseas Property Holdings Ltd.	195,000	107,884
Security Description	Shares	Value
China Pacific Insurance Group Co. Ltd. Class H	177,400	$ 310,534
China Petroleum & Chemical Corp. Class H	2,149,800	1,219,597
China Power International Development Ltd. (a)	237,000	97,205
China Railway Group Ltd. Class H	193,000	95,434
China Rare Earth Resources & Technology Co. Ltd. Class A	30,900	114,911
China Resources Beer Holdings Co. Ltd.	189,670	873,653
China Resources Gas Group Ltd.	33,100	105,520
China Resources Land Ltd.	164,000	518,626
China Resources Mixc Lifestyle Services Ltd. (c)	36,800	116,375
China Resources Power Holdings Co. Ltd.	140,000	326,636
China Ruyi Holdings Ltd. (a) (b)	460,000	116,962
China Shenhua Energy Co. Ltd. Class H	238,500	937,063
China Southern Airlines Co. Ltd. Class A (b)	184,400	142,229
China Taiping Insurance Holdings Co. Ltd.	129,200	113,081
China Tourism Group Duty Free Corp. Ltd. Class A	9,300	110,390
China Vanke Co. Ltd. Class H	71,500	49,515
China Yangtze Power Co. Ltd. Class A	127,100	435,022
Chongqing Brewery Co. Ltd. Class A	22,155	197,126
Chongqing Changan Automobile Co. Ltd. Class A	51,400	121,555
Chongqing Zhifei Biological Products Co. Ltd. Class A	15,850	98,828
CITIC Ltd.	373,000	358,395
CITIC Securities Co. Ltd. Class H	101,725	167,669
Contemporary Amperex Technology Co. Ltd. Class A	15,820	411,341
COSCO SHIPPING Holdings Co. Ltd. Class A	96,220	137,563
COSCO SHIPPING Holdings Co. Ltd. Class H	102,649	107,942
COSCO SHIPPING Ports Ltd. (a)	481,685	264,647
Country Garden Holdings Co. Ltd. (a) (b)	1,342,248	83,178
Country Garden Services Holdings Co. Ltd. (a)	183,000	117,145
CSPC Pharmaceutical Group Ltd.	616,800	484,680
DaShenLin Pharmaceutical Group Co. Ltd. Class A	41,433	120,469

See accompanying notes to financial statements.
31

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
East Buy Holding Ltd. (a) (b) (c)	25,000	$ 66,441
Ecovacs Robotics Co. Ltd. Class A	18,900	92,595
ENN Energy Holdings Ltd.	42,100	324,365
ESR Group Ltd. (c)	102,200	109,298
Eve Energy Co. Ltd. Class A	16,600	89,786
FAW Jiefang Group Co. Ltd. Class A (b)	101,500	126,099
Flat Glass Group Co. Ltd. Class H (a)	31,000	75,337
Foshan Haitian Flavouring & Food Co. Ltd. Class A	14,068	76,692
Fosun International Ltd.	69,000	35,970
Fuyao Glass Industry Group Co. Ltd. Class A	5,500	32,536
Ganfeng Lithium Group Co. Ltd. Class A	9,940	49,191
Ganfeng Lithium Group Co. Ltd. Class H (a) (c)	17,080	52,267
GCL Technology Holdings Ltd.	1,000,000	163,548
Geely Automobile Holdings Ltd.	462,000	545,443
Genscript Biotech Corp. (a) (b)	152,000	281,609
GF Securities Co. Ltd. Class H	129,600	133,964
GigaDevice Semiconductor, Inc. Class A	5,100	51,103
Ginlong Technologies Co. Ltd. Class A	10,200	83,295
GoerTek, Inc. Class A	89,900	195,516
GoodWe Technologies Co. Ltd. Class A	5,106	70,249
Great Wall Motor Co. Ltd. Class H (a)	229,500	255,116
Guangzhou Automobile Group Co. Ltd. Class A	66,500	81,609
Guangzhou Automobile Group Co. Ltd. Class H	179,600	73,663
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	28,200	219,839
Guangzhou Tinci Materials Technology Co. Ltd. Class A	14,900	44,698
H World Group Ltd. ADR	11,745	454,532
Haidilao International Holding Ltd. (a) (c)	129,000	291,082
Haier Smart Home Co. Ltd. Class H	165,400	514,600
Haitong Securities Co. Ltd. Class H	142,800	68,239
Hangzhou Chang Chuan Technology Co. Ltd. Class A	15,900	68,874
Hangzhou First Applied Material Co. Ltd. Class A	12,152	47,199
Hangzhou Robam Appliances Co. Ltd. Class A	41,000	135,247
Security Description	Shares	Value
Hangzhou Silan Microelectronics Co. Ltd. Class A	14,300	$ 38,584
Hangzhou Tigermed Consulting Co. Ltd. Class A	15,900	114,426
Hengan International Group Co. Ltd.	64,000	201,573
Hoshine Silicon Industry Co. Ltd. Class A	3,800	25,923
Hoymiles Power Electronics, Inc. Class A	2,364	70,978
Hua Hong Semiconductor Ltd. (a) (b) (c)	28,000	54,594
Huadian Power International Corp. Ltd. Class A	265,200	247,652
Hualan Biological Engineering, Inc. Class A	60,920	166,220
Huaneng Power International, Inc. Class H (b)	834,000	491,250
Huatai Securities Co. Ltd. Class H (c)	139,200	159,005
Humanwell Healthcare Group Co. Ltd. Class A	20,100	53,569
Hygeia Healthcare Holdings Co. Ltd. (a) (c)	32,400	132,060
Iflytek Co. Ltd. Class A	10,000	68,343
Industrial & Commercial Bank of China Ltd. Class H	4,274,045	2,151,644
Ingenic Semiconductor Co. Ltd. Class A	9,100	76,681
Innovent Biologics, Inc. (b) (c)	92,500	445,572
iQIYI, Inc. ADR (b)	38,941	164,720
JA Solar Technology Co. Ltd. Class A	19,252	46,112
Jason Furniture Hangzhou Co. Ltd. Class A	19,100	95,758
JD Health International, Inc. (a) (b) (c)	62,750	222,090
JD.com, Inc. Class A	126,602	1,745,409
Jiangsu Eastern Shenghong Co. Ltd. Class A	16,800	22,954
Jiangsu Expressway Co. Ltd. Class H	14,000	14,328
Jiangsu Hengli Hydraulic Co. Ltd. Class A	5,400	37,463
Jiangsu King's Luck Brewery JSC Ltd. Class A	21,300	174,234
Jiangsu Pacific Quartz Co. Ltd. Class A	3,000	37,490
JiuGui Liquor Co. Ltd. Class A	13,800	107,866
Jointown Pharmaceutical Group Co. Ltd. Class A	261,843	287,434
Juneyao Airlines Co. Ltd. Class A (b)	70,800	116,141
Kanzhun Ltd. ADR	17,145	300,552
KE Holdings, Inc. ADR	42,958	589,813
Kingdee International Software Group Co. Ltd. (b)	198,000	223,389

See accompanying notes to financial statements.
32

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Kingsoft Corp. Ltd.	115,800	$ 356,583
Kuaishou Technology (b) (c)	142,300	891,824
Kuang-Chi Technologies Co. Ltd. Class A (b)	133,600	373,176
Kweichow Moutai Co. Ltd. Class A	5,245	1,229,285
Lenovo Group Ltd.	398,000	461,239
Lens Technology Co. Ltd. Class A	22,600	42,178
Li Auto, Inc. Class A (b)	70,720	1,096,070
Li Ning Co. Ltd.	130,500	346,824
Lingyi iTech Guangdong Co. Class A	95,500	71,687
Longfor Group Holdings Ltd. (a) (c)	97,603	137,928
LONGi Green Energy Technology Co. Ltd. Class A	24,192	65,341
Luxshare Precision Industry Co. Ltd. Class A	54,918	225,030
Luzhou Laojiao Co. Ltd. Class A	6,200	158,032
Mango Excellent Media Co. Ltd. Class A	38,700	130,432
Maxscend Microelectronics Co. Ltd. Class A	5,440	75,287
Meituan Class B (b) (c)	297,200	3,675,863
Muyuan Foods Co. Ltd. Class A	27,662	160,210
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	59,207	90,273
NAURA Technology Group Co. Ltd. Class A	11,700	494,225
NetEase, Inc.	117,575	2,445,708
New China Life Insurance Co. Ltd. Class H	70,000	123,964
New Hope Liuhe Co. Ltd. Class A (b)	49,000	63,238
New Oriental Education & Technology Group, Inc. (b)	110,590	962,979
NIO, Inc. ADR (b)	96,728	435,276
Nongfu Spring Co. Ltd. Class H (a) (c)	70,800	382,204
PDD Holdings, Inc. ADR (b)	35,830	4,165,238
Perfect World Co. Ltd. Class A	42,150	61,828
PetroChina Co. Ltd. Class H	1,300,000	1,111,232
Pharmaron Beijing Co. Ltd. Class A	25,800	72,599
PICC Property & Casualty Co. Ltd. Class H	591,415	779,843
Ping An Insurance Group Co. of China Ltd. Class A	37,500	210,164
Ping An Insurance Group Co. of China Ltd. Class H	348,000	1,469,555
Prosus NV	102,139	3,207,267
Qifu Technology, Inc. ADR	8,723	160,765
Rockchip Electronics Co. Ltd. Class A	9,400	63,712
Security Description	Shares	Value
SAIC Motor Corp. Ltd. Class A	48,300	$ 99,455
Sangfor Technologies, Inc. Class A (b)	10,100	87,737
Seres Group Co. Ltd. Class A (b)	24,000	299,818
SF Holding Co. Ltd. Class A	6,800	34,036
SG Micro Corp. Class A	3,620	32,090
Shandong Gold Mining Co. Ltd. Class A	72,541	261,373
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	240,000	149,646
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	42,416	104,223
Shanghai Baosight Software Co. Ltd. Class A	65,429	346,683
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	8,700	27,716
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	22,000	35,981
Shanghai Jinjiang International Hotels Co. Ltd. Class A	17,013	67,298
Shanghai M&G Stationery, Inc. Class A	18,900	92,152
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	28,100	40,571
Shanghai RAAS Blood Products Co. Ltd. Class A	270,677	262,087
Shanxi Meijin Energy Co. Ltd. Class A (b)	182,000	160,683
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	14,200	479,370
Shengyi Technology Co. Ltd. Class A	44,800	108,230
Shennan Circuits Co. Ltd. Class A	8,680	105,876
Shenzhen Capchem Technology Co. Ltd. Class A	15,760	73,803
Shenzhen Energy Group Co. Ltd. Class A	344,840	329,147
Shenzhen Kangtai Biological Products Co. Ltd. Class A	50,401	151,542
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,900	188,896
Shenzhen Overseas Chinese Town Co. Ltd. Class A (b)	519,400	196,016
Shenzhen SC New Energy Technology Corp. Class A	11,500	94,498
Shenzhou International Group Holdings Ltd.	41,400	391,971
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	9,100	25,306
Sichuan Chuantou Energy Co. Ltd. Class A	154,370	352,948

See accompanying notes to financial statements.
33

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Silergy Corp.	22,000	$ 224,788
Sinopharm Group Co. Ltd. Class H	56,800	145,512
Skshu Paint Co. Ltd. Class A	30,140	134,875
Smoore International Holdings Ltd. (a) (c)	120,000	102,115
Songcheng Performance Development Co. Ltd. Class A	63,000	88,334
StarPower Semiconductor Ltd. Class A	2,800	55,904
Sungrow Power Supply Co. Ltd. Class A	8,500	120,820
Sunny Optical Technology Group Co. Ltd.	49,200	251,141
TAL Education Group ADR (b)	34,706	393,913
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	14,900	24,216
Tencent Holdings Ltd.	387,700	15,049,385
Tencent Music Entertainment Group ADR (b)	50,158	561,268
Thunder Software Technology Co. Ltd. Class A (b)	7,100	50,538
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	15,000	49,419
Tianqi Lithium Corp. Class A	4,200	27,570
Tingyi Cayman Islands Holding Corp.	276,000	302,574
Tongcheng Travel Holdings Ltd. (b)	116,400	307,120
TongFu Microelectronics Co. Ltd. Class A	24,200	73,896
Tongwei Co. Ltd. Class A	15,100	51,370
Topchoice Medical Corp. Class A (b)	14,000	116,853
TravelSky Technology Ltd. Class H	56,000	67,832
Trina Solar Co. Ltd. Class A	6,130	20,019
Trip.com Group Ltd. (b)	32,175	1,419,138
Tsingtao Brewery Co. Ltd. Class H	60,000	412,448
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (b)	10,886	51,788
Vipshop Holdings Ltd. ADR	38,651	639,674
Walvax Biotechnology Co. Ltd. Class A	85,198	182,121
Want Want China Holdings Ltd.	138,000	81,462
Weichai Power Co. Ltd. Class A	79,300	178,142
Wens Foodstuffs Group Co. Ltd. Class A	16,080	41,062
Will Semiconductor Co. Ltd. Shanghai Class A	8,100	109,891
Security Description	Shares	Value
Wuhan Guide Infrared Co. Ltd. Class A	153,749	$ 153,529
Wuliangye Yibin Co. Ltd. Class A	15,900	335,283
WuXi AppTec Co. Ltd. Class A	23,302	150,941
WuXi AppTec Co. Ltd. Class H (c)	8,600	40,767
Wuxi Biologics Cayman, Inc. (b) (c)	234,000	427,550
Xiaomi Corp. Class B (b) (c)	864,800	1,650,827
Xinyi Solar Holdings Ltd.	282,961	219,096
XPeng, Inc. ADR (b)	14,327	110,031
XPeng, Inc. Class A (a) (b)	43,112	176,823
Yadea Group Holdings Ltd. (c)	116,000	187,937
Yankuang Energy Group Co. Ltd. Class H (a)	268,000	562,953
Yealink Network Technology Corp. Ltd. Class A	29,290	101,299
Yifeng Pharmacy Chain Co. Ltd. Class A	19,930	107,880
Yonyou Network Technology Co. Ltd. Class A	18,430	30,613
Youngor Fashion Co. Ltd. Class A	122,760	118,019
Yum China Holdings, Inc.	24,033	956,273
Yunda Holding Co. Ltd. Class A	11,570	11,442
Yunnan Energy New Material Co. Ltd. Class A	7,800	43,789
Zai Lab Ltd. ADR (a) (b)	9,263	148,393
Zhejiang Huayou Cobalt Co. Ltd. Class A	6,240	22,836
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	8,100	38,512
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	47,500	75,865
Zhongsheng Group Holdings Ltd.	24,500	42,448
Zhuzhou CRRC Times Electric Co. Ltd. Class H	69,900	221,495
Zijin Mining Group Co. Ltd. Class H	724,000	1,444,957
ZTE Corp. Class H	61,600	122,784
ZTO Express Cayman, Inc. ADR	21,952	459,675
		112,510,638
COLOMBIA — 0.0% (e)
Bancolombia SA ADR	24,452	836,747
DENMARK — 2.4%
AP Moller - Maersk AS Class B	639	832,139
Coloplast AS Class B	4,356	588,074
Danske Bank AS	57,584	1,722,559
DSV AS	16,457	2,673,533
Genmab AS (b)	4,903	1,479,454
Novo Nordisk AS Class B	200,878	25,632,923

See accompanying notes to financial statements.
34

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Novonesis (Novozymes) B Class B	16,293	$ 955,900
Orsted AS (b) (c)	8,292	461,514
Pandora AS	8,060	1,300,640
Vestas Wind Systems AS (b)	75,700	2,115,413
		37,762,149
EGYPT — 0.0% (e)
Commercial International Bank - Egypt (CIB)	304,473	513,879
FINLAND — 0.6%
Elisa OYJ	9,674	432,022
Fortum OYJ (a)	12,372	152,925
Kone OYJ Class B	28,670	1,335,770
Neste OYJ	25,925	702,775
Nokia OYJ (d)	192,555	684,394
Nokia OYJ (d)	102,018	363,096
Nordea Bank Abp (a) (d)	199,196	2,220,616
Nordea Bank Abp (d)	3,064	34,647
Sampo OYJ Class A	30,288	1,292,577
Stora Enso OYJ Class R	63,866	888,746
UPM-Kymmene OYJ	55,343	1,845,113
Wartsila OYJ Abp	30,125	458,418
		10,411,099
FRANCE — 7.0%
Accor SA	22,807	1,066,546
Adevinta ASA (b)	13,241	138,896
Air Liquide SA	39,284	8,181,568
Airbus SE	36,748	6,775,508
Alstom SA (a)	25,943	395,901
AXA SA	117,134	4,404,262
BioMerieux	628	69,350
BNP Paribas SA	68,882	4,899,494
Bouygues SA	20,381	832,694
Capgemini SE	14,298	3,293,744
Carrefour SA	56,463	968,058
Cie de Saint-Gobain SA	32,854	2,552,243
Cie Generale des Etablissements Michelin SCA	44,382	1,702,564
Credit Agricole SA	58,224	868,777
Danone SA	45,510	2,943,641
Dassault Systemes SE	41,678	1,847,302
Edenred SE	11,528	615,789
Engie SA	85,303	1,428,893
EssilorLuxottica SA	20,049	4,540,617
Hermes International SCA	1,197	3,058,670
Kering SA	5,634	2,229,137
Klepierre SA REIT	9,627	249,532
La Francaise des Jeux SAEM (c)	344	14,036
Legrand SA	18,265	1,937,507
L'Oreal SA	16,082	7,618,718
LVMH Moet Hennessy Louis Vuitton SE	17,295	15,572,348
Orange SA	139,008	1,634,601
Security Description	Shares	Value
Pernod Ricard SA	16,843	$ 2,727,656
Publicis Groupe SA	24,054	2,625,109
Renault SA	6,280	317,382
Safran SA	20,634	4,680,905
Sartorius Stedim Biotech (b)	942	268,888
Societe Generale SA	36,136	968,257
Sodexo SA	11,512	988,172
Teleperformance SE	1,384	134,644
TotalEnergies SE	154,045	10,559,414
Unibail-Rodamco-Westfield CDI (b)	46,306	187,302
Unibail-Rodamco-Westfield REIT (b)	6,321	508,588
Veolia Environnement SA	46,447	1,511,404
Vinci SA	37,048	4,751,806
Vivendi SE	85,234	929,732
Worldline SA (b) (c)	8,512	105,535
		111,105,190
GERMANY — 5.5%
adidas AG	12,117	2,708,876
Allianz SE	26,795	8,039,143
BASF SE	61,508	3,516,068
Bayer AG	64,350	1,975,828
Bayerische Motoren Werke AG	23,490	2,713,489
Commerzbank AG	49,002	673,699
Continental AG	6,366	459,956
Covestro AG (b) (c)	11,351	621,290
Daimler Truck Holding AG	27,860	1,412,970
Deutsche Bank AG	120,476	1,897,323
Deutsche Boerse AG	14,340	2,937,147
Deutsche Lufthansa AG (b)	49,824	391,790
Deutsche Post AG	79,982	3,447,880
Deutsche Telekom AG	228,086	5,542,489
Dr Ing hc F Porsche AG Preference Shares (c)	2,746	273,673
E.ON SE	157,123	2,186,492
Fresenius Medical Care AG	18,431	709,630
Fresenius SE & Co. KGaA	28,132	759,564
Henkel AG & Co. KGaA Preference Shares	6,956	559,680
Infineon Technologies AG	55,790	1,898,880
Mercedes-Benz Group AG	50,597	4,033,329
Merck KGaA	10,649	1,881,550
MTU Aero Engines AG	1,303	330,983
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,697	5,713,797
Porsche Automobil Holding SE Preference Shares	10,065	533,944
Puma SE	5,558	252,231
Rheinmetall AG	2,059	1,158,558
RWE AG	40,545	1,377,589
SAP SE	69,086	13,464,639
Sartorius AG Preference Shares (b)	1,690	672,769
Scout24 SE (c)	1,510	113,928

See accompanying notes to financial statements.
35

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Siemens AG	50,103	$ 9,575,524
Siemens Energy AG (b)	29,208	536,417
Siemens Healthineers AG (b) (c)	17,822	1,091,733
Symrise AG	8,474	1,015,405
Volkswagen AG	4,046	618,747
Volkswagen AG Preference Shares	9,046	1,200,107
Vonovia SE	34,971	1,034,862
Zalando SE (b) (c)	10,500	300,397
		87,632,376
GREECE — 0.1%
Hellenic Telecommunications Organization SA	2,626	38,769
Jumbo SA	28,459	820,644
OPAP SA	52,184	940,063
		1,799,476
HONG KONG — 1.1%
AIA Group Ltd.	752,600	5,053,265
China Common Rich Renewable Energy Investments Ltd. (a) (b) (f)	448,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (f)	1,418,000	—
CK Asset Holdings Ltd.	99,332	408,677
CLP Holdings Ltd.	87,500	697,075
Futu Holdings Ltd. ADR (b)	3,492	189,092
Hang Lung Properties Ltd.	324,000	332,013
Hang Seng Bank Ltd.	51,000	558,127
Henderson Land Development Co. Ltd.	210,317	599,259
Hong Kong & China Gas Co. Ltd.	699,057	529,666
Hong Kong Exchanges & Clearing Ltd.	82,440	2,399,534
Jardine Matheson Holdings Ltd.	5,000	186,500
Link REIT	301,782	1,297,519
Prudential PLC	130,224	1,222,276
Sino Biopharmaceutical Ltd.	1,233,500	475,972
Sun Hung Kai Properties Ltd.	104,185	1,004,384
Swire Pacific Ltd. Class A	71,006	584,273
Techtronic Industries Co. Ltd.	107,000	1,450,555
Vinda International Holdings Ltd.	39,000	116,854
WH Group Ltd. (c)	242,205	159,686
Wharf Real Estate Investment Co. Ltd.	67,000	217,870
		17,482,597
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	76,859	623,548
OTP Bank Nyrt	22,576	1,039,536
		1,663,084
Security Description	Shares	Value
INDIA — 4.8%
Adani Enterprises Ltd.	17,305	$ 663,359
Adani Green Energy Ltd. (b)	30,338	667,543
Adani Ports & Special Economic Zone Ltd.	51,443	827,659
Adani Power Ltd. (b)	66,707	426,944
Ambuja Cements Ltd.	132,634	973,813
Apollo Hospitals Enterprise Ltd.	7,854	598,619
Asian Paints Ltd.	18,502	631,523
Aurobindo Pharma Ltd.	29,786	388,831
Avenue Supermarts Ltd. (b) (c)	6,993	379,455
Axis Bank Ltd.	146,046	1,833,750
Bajaj Auto Ltd.	5,839	640,461
Bajaj Finance Ltd.	13,763	1,195,604
Bajaj Finserv Ltd.	30,186	594,961
Balkrishna Industries Ltd.	5,983	166,239
Bandhan Bank Ltd. (c)	133,098	287,253
Bharat Electronics Ltd.	530,227	1,281,026
Bharat Forge Ltd.	23,075	312,527
Bharat Petroleum Corp. Ltd.	77,620	560,634
Bharti Airtel Ltd.	144,751	2,132,323
Cholamandalam Investment & Finance Co. Ltd.	49,935	692,483
Cipla Ltd.	35,377	634,964
Dabur India Ltd.	62,627	392,834
Divi's Laboratories Ltd.	8,933	369,016
DLF Ltd.	78,754	847,005
Dr Reddy's Laboratories Ltd. ADR	18,125	1,329,469
Eicher Motors Ltd.	12,874	620,419
Godrej Consumer Products Ltd.	40,554	608,681
HCL Technologies Ltd.	83,056	1,537,137
HDFC Bank Ltd.	165,251	2,868,822
HDFC Life Insurance Co. Ltd. (c)	64,511	489,890
Hero MotoCorp Ltd.	11,759	665,802
Hindalco Industries Ltd.	114,175	766,962
Hindustan Petroleum Corp. Ltd.	66,132	377,155
Hindustan Unilever Ltd.	72,912	1,979,536
ICICI Bank Ltd. ADR	149,685	3,953,181
ICICI Lombard General Insurance Co. Ltd. (c)	22,148	447,328
Indian Oil Corp. Ltd.	225,974	454,508
Indraprastha Gas Ltd.	39,247	202,723
Info Edge India Ltd.	8,639	579,231
Infosys Ltd. ADR	248,514	4,455,856
InterGlobe Aviation Ltd. (b) (c)	14,980	637,376
ITC Ltd.	194,079	996,778
JSW Steel Ltd.	55,970	557,133
Jubilant Foodworks Ltd.	56,401	303,535
Kotak Mahindra Bank Ltd.	55,896	1,196,635
Larsen & Toubro Ltd.	35,806	1,615,901
LTIMindtree Ltd. (c)	9,658	571,866
Lupin Ltd.	28,420	550,936

See accompanying notes to financial statements.
36

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Mahindra & Mahindra Ltd. GDR	55,756	$ 1,299,115
Marico Ltd.	98,680	588,276
Maruti Suzuki India Ltd.	7,464	1,127,652
Muthoot Finance Ltd.	15,903	282,289
Nestle India Ltd.	43,000	1,352,010
Petronet LNG Ltd.	153,039	482,958
PI Industries Ltd.	10,371	480,925
Power Grid Corp. of India Ltd.	236,746	786,007
Reliance Industries Ltd. GDR (c)	102,471	7,316,429
Samvardhana Motherson International Ltd.	185,410	260,322
SBI Life Insurance Co. Ltd. (c)	35,448	637,641
Shree Cement Ltd.	2,083	641,436
Shriram Finance Ltd.	31,535	892,255
State Bank of India	114,312	1,031,176
Sun Pharmaceutical Industries Ltd.	58,000	1,126,967
Tata Consultancy Services Ltd.	52,301	2,430,795
Tata Consumer Products Ltd.	57,648	757,696
Tata Motors Ltd.	114,012	1,357,167
Tata Power Co. Ltd.	119,399	564,337
Tata Steel Ltd.	404,974	756,754
Tech Mahindra Ltd.	42,592	637,380
Titan Co. Ltd.	16,436	749,215
Torrent Pharmaceuticals Ltd.	9,489	295,880
Trent Ltd.	15,066	713,175
Tube Investments of India Ltd.	7,814	350,083
UltraTech Cement Ltd.	7,700	900,074
United Spirits Ltd.	53,473	727,217
UPL Ltd.	46,630	254,948
Vedanta Ltd.	44,062	143,514
Wipro Ltd.	83,973	483,384
Yes Bank Ltd. (b)	1,311,945	364,943
Zomato Ltd. (b)	441,690	964,381
		76,022,087
INDONESIA — 0.5%
Adaro Energy Indonesia Tbk. PT	1,206,700	205,493
Astra International Tbk. PT	1,854,400	602,344
Bank Central Asia Tbk. PT	3,177,200	2,018,940
Bank Mandiri Persero Tbk. PT	3,020,200	1,381,044
Bank Rakyat Indonesia Persero Tbk. PT	5,519,276	2,106,062
Barito Pacific Tbk. PT	1,319,847	78,666
Charoen Pokphand Indonesia Tbk. PT	1,139,700	377,384
GoTo Gojek Tokopedia Tbk. PT (b)	48,780,500	212,290
Indah Kiat Pulp & Paper Tbk. PT	148,300	89,560
Merdeka Copper Gold Tbk. PT (b)	462,653	66,531
Security Description	Shares	Value
Telkom Indonesia Persero Tbk. PT	4,598,700	$ 1,006,464
United Tractors Tbk. PT	203,900	310,898
		8,455,676
IRELAND — 0.2%
Bank of Ireland Group PLC	35,690	364,252
Kerry Group PLC Class A	15,964	1,369,634
Kingspan Group PLC	5,556	506,801
Smurfit Kappa Group PLC	16,631	759,232
		2,999,919
ISRAEL — 0.5%
Bank Hapoalim BM	183,825	1,730,024
Bank Leumi Le-Israel BM	199,039	1,660,786
Check Point Software Technologies Ltd. (b)	5,818	954,210
Nice Ltd. (b)	6,656	1,738,986
Teva Pharmaceutical Industries Ltd. ADR (b)	69,165	975,918
Wix.com Ltd. (b)	3,650	501,802
		7,561,726
ITALY — 1.4%
Assicurazioni Generali SpA	85,815	2,174,277
Coca-Cola HBC AG	12,530	396,188
DiaSorin SpA	592	57,223
Enel SpA	489,946	3,237,818
Eni SpA	168,831	2,670,879
Ferrari NV	10,489	4,576,560
FinecoBank Banca Fineco SpA	1,283	19,240
Intesa Sanpaolo SpA	883,897	3,210,349
Mediobanca Banca di Credito Finanziario SpA	58,729	875,931
Snam SpA	166,424	786,533
Telecom Italia SpA (a) (b)	590,648	143,591
UniCredit SpA	113,320	4,304,913
		22,453,502
JAPAN — 15.3%
Advantest Corp.	39,600	1,751,772
Aeon Co. Ltd.	54,600	1,292,982
AGC, Inc.	21,500	778,770
Aisin Corp.	14,200	577,683
Ajinomoto Co., Inc.	20,700	770,309
Asahi Group Holdings Ltd.	42,100	1,542,188
Asahi Intecc Co. Ltd.	4,200	73,319
Asahi Kasei Corp.	127,800	934,782
Astellas Pharma, Inc.	153,400	1,647,065
Bandai Namco Holdings, Inc.	12,900	238,490
Bridgestone Corp.	44,100	1,949,672
Canon, Inc.	70,600	2,099,644
Capcom Co. Ltd.	13,600	253,947
Central Japan Railway Co.	44,600	1,105,680
Chiba Bank Ltd.	113,700	944,714
Chubu Electric Power Co., Inc.	70,800	923,682

See accompanying notes to financial statements.
37

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Chugai Pharmaceutical Co. Ltd.	30,200	$ 1,150,571
Concordia Financial Group Ltd.	166,700	836,226
Dai-ichi Life Holdings, Inc.	52,200	1,327,893
Daiichi Sankyo Co. Ltd.	115,400	3,658,457
Daikin Industries Ltd. (a)	14,900	2,029,066
Daiwa Securities Group, Inc.	178,100	1,348,592
Denso Corp.	138,600	2,642,050
Dentsu Group, Inc.	2,200	60,907
Disco Corp.	4,400	1,604,520
East Japan Railway Co.	65,100	1,247,200
Eisai Co. Ltd.	15,900	654,616
ENEOS Holdings, Inc.	269,108	1,292,152
FANUC Corp.	70,100	1,954,620
Fast Retailing Co. Ltd.	12,300	3,796,181
FUJIFILM Holdings Corp.	99,300	2,222,924
Fujitsu Ltd. (a)	140,000	2,236,281
GLP J-Reit	213	178,456
Hitachi Ltd.	66,300	6,025,680
Honda Motor Co. Ltd.	294,100	3,621,232
Hoya Corp.	26,400	3,285,500
Idemitsu Kosan Co. Ltd.	61,500	419,766
Inpex Corp.	70,200	1,066,602
ITOCHU Corp. (a)	86,200	3,681,633
Japan Exchange Group, Inc.	31,600	852,925
Japan Metropolitan Fund Invest REIT	1,116	695,357
Japan Real Estate Investment Corp. REIT (a)	198	705,157
Japan Tobacco, Inc.	70,900	1,886,981
JFE Holdings, Inc. (a)	31,100	513,419
JSR Corp. (b)	34,100	975,605
Kajima Corp.	74,100	1,515,342
Kansai Electric Power Co., Inc.	76,700	1,089,090
Kao Corp.	37,100	1,386,485
KDDI Corp.	110,200	3,253,319
Keyence Corp.	10,900	5,047,943
Kintetsu Group Holdings Co. Ltd. (a)	28,300	822,756
Kirin Holdings Co. Ltd.	12,700	176,388
Komatsu Ltd.	71,700	2,114,355
Kubota Corp.	97,800	1,529,246
Kyocera Corp.	152,300	2,026,205
Lasertec Corp.	4,100	1,162,992
LY Corp.	239,600	605,550
M3, Inc.	25,800	369,753
Makita Corp.	28,300	799,382
Marubeni Corp.	143,900	2,482,084
Mazda Motor Corp.	14,900	173,421
McDonald's Holdings Co. Japan Ltd.	2,400	107,833
MEIJI Holdings Co. Ltd.	6,400	139,549
Mitsubishi Chemical Group Corp.	144,900	880,152
Mitsubishi Corp.	258,600	5,951,328
Security Description	Shares	Value
Mitsubishi Electric Corp.	167,100	$ 2,783,988
Mitsubishi Estate Co. Ltd.	120,518	2,185,879
Mitsubishi Heavy Industries Ltd.	281,000	2,534,375
Mitsubishi UFJ Financial Group, Inc.	710,400	7,205,154
Mitsui & Co. Ltd.	96,600	4,495,383
Mitsui Chemicals, Inc. (a)	30,400	889,031
Mitsui Fudosan Co. Ltd.	65,400	701,555
Mizuho Financial Group, Inc. (a)	75,880	1,498,097
MonotaRO Co. Ltd.	12,300	147,507
MS&AD Insurance Group Holdings, Inc.	138,000	2,429,555
Murata Manufacturing Co. Ltd.	144,300	2,702,556
NEC Corp.	17,800	1,295,497
Nexon Co. Ltd.	23,000	381,446
NIDEC Corp. (a)	32,800	1,348,886
Nintendo Co. Ltd.	69,700	3,803,577
Nippon Building Fund, Inc. REIT	38	151,905
Nippon Paint Holdings Co. Ltd.	32,300	231,454
Nippon Prologis REIT, Inc.	170	302,831
Nippon Steel Corp. (a)	51,200	1,227,690
Nippon Telegraph & Telephone Corp.	1,996,300	2,374,271
Nippon Yusen KK (a)	41,900	1,148,931
Nissan Motor Co. Ltd. (a)	175,200	691,331
Nitori Holdings Co. Ltd.	4,100	618,203
Nitto Denko Corp.	15,800	1,438,072
Nomura Holdings, Inc.	204,400	1,302,207
Nomura Real Estate Master Fund, Inc. REIT	79	78,089
Nomura Research Institute Ltd.	11,400	320,657
NTT Data Group Corp.	82,000	1,297,360
Obayashi Corp.	130,500	1,546,478
Obic Co. Ltd.	2,200	331,646
Olympus Corp.	50,500	725,242
Ono Pharmaceutical Co. Ltd.	20,900	342,062
Oriental Land Co. Ltd.	44,400	1,419,028
ORIX Corp.	111,800	2,436,264
Osaka Gas Co. Ltd.	52,700	1,183,221
Otsuka Holdings Co. Ltd.	14,900	617,384
Panasonic Holdings Corp.	172,700	1,641,474
Rakuten Group, Inc. (b)	49,600	280,535
Recruit Holdings Co. Ltd.	72,200	3,162,403
Renesas Electronics Corp.	60,700	1,076,473
Resona Holdings, Inc.	55,000	338,696
Rohm Co. Ltd.	44,300	707,038
SBI Holdings, Inc.	16,100	420,731
Secom Co. Ltd.	15,900	1,151,436
Seven & i Holdings Co. Ltd.	161,400	2,346,163
SG Holdings Co. Ltd.	11,800	149,269
Sharp Corp. (a) (b)	35,800	198,817
Shimano, Inc.	2,900	433,146
Shin-Etsu Chemical Co. Ltd.	129,600	5,656,861

See accompanying notes to financial statements.
38

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shionogi & Co. Ltd.	14,900	$ 761,318
Shiseido Co. Ltd.	19,000	518,484
Shizuoka Financial Group, Inc.	111,800	1,060,787
SMC Corp.	4,200	2,357,184
SoftBank Corp.	8,500	109,013
SoftBank Group Corp.	69,700	4,127,334
Sompo Holdings, Inc.	86,400	1,803,984
Sony Group Corp.	81,700	6,979,953
Subaru Corp.	19,600	443,686
Sumitomo Corp.	64,400	1,544,630
Sumitomo Electric Industries Ltd.	70,900	1,093,868
Sumitomo Mitsui Financial Group, Inc.	56,400	3,291,320
Sumitomo Mitsui Trust Holdings, Inc.	32,100	691,016
Suzuki Motor Corp. (a)	60,000	682,282
Sysmex Corp.	34,800	617,959
T&D Holdings, Inc.	38,900	675,086
Takeda Pharmaceutical Co. Ltd. (a)	103,999	2,888,155
TDK Corp.	38,700	1,890,187
Terumo Corp.	126,200	2,301,027
Tokio Marine Holdings, Inc.	127,000	3,964,948
Tokyo Electric Power Co. Holdings, Inc. (b)	124,500	755,333
Tokyo Electron Ltd.	29,900	7,756,279
Tokyo Gas Co. Ltd.	39,000	885,421
Tokyu Corp.	87,900	1,067,787
TOPPAN Holdings, Inc.	42,700	1,065,349
Toray Industries, Inc.	182,200	873,530
Toyota Motor Corp.	643,200	16,175,091
Toyota Tsusho Corp.	29,300	1,999,861
Unicharm Corp.	14,900	474,433
West Japan Railway Co.	31,200	649,377
Yakult Honsha Co. Ltd. (a)	6,800	138,925
Yamaha Corp. (a)	23,300	501,117
Yamaha Motor Co. Ltd.	107,800	989,713
ZOZO, Inc. (a)	10,800	267,386
		243,640,118
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC (b)	27,227	58,950
Boubyan Bank KSCP	439,611	886,082
Kuwait Finance House KSCP	160,942	418,575
Mabanee Co. KPSC	204,704	526,401
Mobile Telecommunications Co. KSCP	164,272	262,216
		2,152,224
LUXEMBOURG — 0.1%
ArcelorMittal SA	29,570	812,920
Eurofins Scientific SE (a)	3,643	232,447
		1,045,367
Security Description	Shares	Value
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	141,000	$ 708,022
Sands China Ltd. (b)	200,400	564,601
		1,272,623
MALAYSIA — 0.3%
AMMB Holdings Bhd.	217,500	191,628
CIMB Group Holdings Bhd.	519,399	718,796
Genting Bhd.	196,100	195,561
Genting Malaysia Bhd.	573,700	330,911
Malaysia Airports Holdings Bhd.	197,113	412,301
Nestle Malaysia Bhd.	12,300	306,655
Petronas Chemicals Group Bhd.	16,700	23,958
Petronas Dagangan Bhd.	70,200	318,889
PPB Group Bhd.	142,440	469,483
Press Metal Aluminium Holdings Bhd.	229,500	225,960
Public Bank Bhd.	539,700	480,063
QL Resources Bhd.	35,700	44,352
RHB Bank Bhd.	130,512	155,522
Tenaga Nasional Bhd.	166,500	395,407
		4,269,486
MEXICO — 0.7%
America Movil SAB de CV	2,186,988	2,049,921
Cemex SAB de CV (b)	1,544,406	1,363,060
Fomento Economico Mexicano SAB de CV	192,906	2,502,640
Grupo Financiero Banorte SAB de CV Class O	225,662	2,394,453
Grupo Mexico SAB de CV Class B	215,899	1,274,605
Industrias Penoles SAB de CV (a) (b)	15,517	219,353
Kimberly-Clark de Mexico SAB de CV Class A	303,044	703,746
Wal-Mart de Mexico SAB de CV	287,417	1,158,539
		11,666,317
NETHERLANDS — 3.8%
Adyen NV (b) (c)	1,285	2,176,070
Akzo Nobel NV	18,566	1,387,147
Argenx SE (b)	3,172	1,254,171
ASM International NV	2,179	1,331,744
ASML Holding NV	24,903	23,995,931
Heineken NV (a)	23,406	2,258,379
ING Groep NV	226,657	3,732,061
Koninklijke Ahold Delhaize NV	79,603	2,383,123
Koninklijke KPN NV	417,942	1,564,474
Koninklijke Philips NV	76,537	1,537,971
Shell PLC	421,200	13,967,123
Universal Music Group NV	70,781	2,131,244
Wolters Kluwer NV	23,297	3,653,342
		61,372,780

See accompanying notes to financial statements.
39

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	26,438	$ 405,627
Meridian Energy Ltd.	217,062	767,329
Spark New Zealand Ltd.	167,085	476,223
Xero Ltd. (b)	6,524	567,444
		2,216,623
NORWAY — 0.3%
DNB Bank ASA	95,362	1,890,785
Equinor ASA	76,298	2,014,246
Norsk Hydro ASA	140,096	767,076
Telenor ASA	71,553	796,418
		5,468,525
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	19,293	306,373
Credicorp Ltd.	6,934	1,174,827
		1,481,200
PHILIPPINES — 0.1%
Ayala Corp.	7,270	82,768
Ayala Land, Inc.	453,400	260,111
BDO Unibank, Inc.	89,264	245,331
International Container Terminal Services, Inc.	24,970	141,252
JG Summit Holdings, Inc.	236,951	153,429
Jollibee Foods Corp.	80,990	363,926
PLDT, Inc. ADR (a)	15,117	372,785
SM Investments Corp.	2,680	46,339
SM Prime Holdings, Inc.	501,500	291,720
Universal Robina Corp.	76,740	143,747
		2,101,408
POLAND — 0.2%
Allegro.eu SA (b) (c)	33,253	275,889
CD Projekt SA	6,382	187,087
LPP SA	59	226,368
mBank SA (b)	1,623	301,259
ORLEN SA	17,051	278,272
Powszechna Kasa Oszczednosci Bank Polski SA	46,142	686,619
Santander Bank Polska SA	3,486	497,844
		2,453,338
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	169,145	659,462
Jeronimo Martins SGPS SA	19,773	392,502
		1,051,964
QATAR — 0.2%
Commercial Bank PSQC (b)	285,363	386,780
Qatar Electricity & Water Co. QSC	178,693	796,536
Qatar Islamic Bank SAQ	116,541	608,152
Security Description	Shares	Value
Qatar National Bank QPSC	266,022	$ 1,037,493
		2,828,961
ROMANIA — 0.0% (e)
NEPI Rockcastle NV	29,471	203,568
RUSSIA — 0.0%
Gazprom PJSC ADR (b) (f)	471,490	—
LUKOIL PJSC (f)	44,561	—
MMC Norilsk Nickel PJSC ADR (b) (f)	45,503	—
Mobile TeleSystems PJSC ADR (b) (f)	100,152	—
Novatek PJSC GDR (b) (f)	6,921	—
Sberbank of Russia PJSC (f)	544,444	—
Surgutneftegas PJSC Preference Shares ADR (b) (f)	139,649	—
Tatneft PJSC ADR (b) (f)	38,413	—
Yandex NV Class A (b) (f)	23,001	—
		—
SAUDI ARABIA — 1.1%
Advanced Petrochemical Co.	43,431	453,938
Al Rajhi Bank	106,575	2,361,387
Alinma Bank	63,783	744,886
Arab National Bank	29,784	234,667
Bank AlBilad	84,979	1,100,048
Bank Al-Jazira (b)	69,771	372,062
Banque Saudi Fransi	40,646	422,120
Bupa Arabia for Cooperative Insurance Co.	19,394	1,364,121
Dar Al Arkan Real Estate Development Co. (b)	72,941	268,776
Dr Sulaiman Al Habib Medical Services Group Co.	8,327	696,266
Etihad Etisalat Co.	55,451	777,689
Jarir Marketing Co.	243,481	954,318
Mobile Telecommunications Co. Saudi Arabia	143,858	484,066
Riyad Bank	83,394	662,616
SABIC Agri-Nutrients Co.	11,107	363,077
Sahara International Petrochemical Co.	28,697	236,814
Saudi Arabian Mining Co. (b)	80,755	1,087,356
Saudi Awwal Bank	58,566	648,044
Saudi Electricity Co.	77,869	410,678
Saudi Industrial Investment Group	51,331	306,303
Saudi Kayan Petrochemical Co. (b)	135,704	326,370
Saudi National Bank	155,222	1,688,590
Saudi Research & Media Group (b)	5,074	389,631
Saudi Telecom Co.	80,226	847,074
Savola Group	31,548	475,260
		17,676,157

See accompanying notes to financial statements.
40

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SINGAPORE — 1.0%
CapitaLand Ascendas REIT	77,800	$ 159,681
CapitaLand Integrated Commercial Trust REIT	134,140	196,797
CapitaLand Investment Ltd.	384,856	764,237
DBS Group Holdings Ltd.	179,168	4,783,212
Grab Holdings Ltd. Class A (b)	100,056	314,176
Mapletree Logistics Trust REIT	161,082	174,259
Sea Ltd. ADR (b)	21,559	1,157,934
Singapore Exchange Ltd.	211,200	1,441,280
Singapore Telecommunications Ltd.	783,900	1,469,522
STMicroelectronics NV	39,994	1,724,285
United Overseas Bank Ltd.	179,729	3,903,273
		16,088,656
SOUTH AFRICA — 0.8%
Absa Group Ltd.	27,639	216,208
Anglo American Platinum Ltd. (a)	5,452	221,259
Anglo American PLC	85,887	2,117,639
Aspen Pharmacare Holdings Ltd. (a)	31,963	370,297
Bid Corp. Ltd. (a)	21,423	522,456
Bidvest Group Ltd. (a)	26,083	334,036
Capitec Bank Holdings Ltd.	6,864	759,681
Discovery Ltd.	73,922	470,907
Exxaro Resources Ltd.	19,299	172,217
FirstRand Ltd. (a)	330,857	1,078,556
Gold Fields Ltd.	66,756	1,071,339
Harmony Gold Mining Co. Ltd.	22,791	190,175
Impala Platinum Holdings Ltd.	40,183	166,175
MTN Group Ltd. (a)	115,941	573,942
Naspers Ltd. Class N	12,146	2,153,584
Nedbank Group Ltd. (a)	17,206	207,776
Old Mutual Ltd.	211,285	132,252
Remgro Ltd.	35,739	230,462
Sanlam Ltd. (a)	209,786	768,740
Sasol Ltd.	31,556	243,949
Sibanye Stillwater Ltd.	140,113	160,489
Standard Bank Group Ltd.	102,784	1,005,463
Woolworths Holdings Ltd.	57,299	179,163
		13,346,765
SOUTH KOREA — 3.5%
Amorepacific Corp.	1,537	138,373
Celltrion Pharm, Inc. (b)	1,561	120,242
Celltrion, Inc.	10,267	1,401,727
CJ CheilJedang Corp.	2,130	461,994
CosmoAM&T Co. Ltd. (b)	1,662	200,366
Coway Co. Ltd.	3,326	139,093
Delivery Hero SE (b) (c)	10,273	294,180
Doosan Enerbility Co. Ltd. (b)	23,751	309,094
Ecopro BM Co. Ltd. (b)	3,051	628,897
Hana Financial Group, Inc.	24,310	1,063,591
Hanmi Pharm Co. Ltd.	498	126,511
Hanwha Solutions Corp.	4,449	91,376
Security Description	Shares	Value
HD Hyundai Co. Ltd.	9,702	$ 496,541
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	4,927	439,907
HLB, Inc. (b)	8,535	695,480
HMM Co. Ltd.	16,108	188,450
HYBE Co. Ltd.	1,233	209,736
Hyundai Engineering & Construction Co. Ltd.	3,004	74,194
Hyundai Mobis Co. Ltd.	4,077	791,930
Hyundai Motor Co.	11,236	1,978,037
Hyundai Steel Co.	6,962	164,451
Kakao Corp.	18,750	757,660
KakaoBank Corp.	9,653	201,485
Kakaopay Corp. (b)	3,466	100,150
KB Financial Group, Inc.	31,041	1,620,934
Kia Corp.	20,977	1,745,162
Korea Aerospace Industries Ltd.	8,171	305,900
Korea Electric Power Corp. ADR	43,572	362,955
Korea Zinc Co. Ltd.	1,226	413,903
Korean Air Lines Co. Ltd.	7,466	120,343
Krafton, Inc. (b)	1,090	202,414
KT&G Corp.	12,187	848,224
L&F Co. Ltd. (b)	1,696	221,976
LG Chem Ltd.	2,667	871,666
LG Chem Ltd. Preference Shares	617	137,493
LG Electronics, Inc.	11,025	792,735
LG Energy Solution Ltd. (b)	2,317	691,012
LG H&H Co. Ltd.	1,087	312,071
LG Innotek Co. Ltd.	191	28,020
Lotte Chemical Corp.	2,364	210,719
NAVER Corp.	11,070	1,538,494
NCSoft Corp.	1,820	278,492
POSCO Future M Co. Ltd.	1,959	440,184
POSCO Holdings, Inc. ADR	19,896	1,560,244
Posco International Corp.	3,995	157,871
Samsung Biologics Co. Ltd. (b) (c)	709	438,698
Samsung C&T Corp.	4,734	562,981
Samsung Electro-Mechanics Co. Ltd.	2,935	326,801
Samsung Electronics Co. Ltd. GDR	12,399	18,437,313
Samsung Electronics Co. Ltd. Preference Shares	28,503	1,422,768
Samsung Fire & Marine Insurance Co. Ltd.	4,177	958,732
Samsung Heavy Industries Co. Ltd. (b)	45,480	291,207
Samsung SDI Co. Ltd.	2,926	1,037,820
Samsung SDS Co. Ltd.	1,851	224,939
Samsung Securities Co. Ltd.	24,595	743,559
Shinhan Financial Group Co. Ltd.	35,833	1,256,318

See accompanying notes to financial statements.
41

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SK Bioscience Co. Ltd. (b)	1,688	$ 77,363
SK Hynix, Inc.	35,436	4,690,581
SK Innovation Co. Ltd. (b)	4,650	408,958
SK Square Co. Ltd. (b)	3,955	230,910
SK, Inc.	3,327	451,261
		55,494,486
SPAIN — 1.7%
ACS Actividades de Construccion y Servicios SA	25,176	1,054,431
Aena SME SA (c)	944	186,012
Amadeus IT Group SA	22,562	1,448,372
Banco Bilbao Vizcaya Argentaria SA	390,993	4,661,887
Banco Santander SA	994,844	4,858,042
CaixaBank SA (a)	98,317	477,077
Cellnex Telecom SA (b) (c)	23,172	820,094
Iberdrola SA	472,526	5,866,221
Industria de Diseno Textil SA	85,240	4,296,403
Repsol SA	115,156	1,920,249
Telefonica SA	389,472	1,719,955
		27,308,743
SWEDEN — 1.9%
Assa Abloy AB Class B	96,388	2,768,340
Atlas Copco AB Class B	319,609	4,727,210
Epiroc AB Class B	79,899	1,354,740
EQT AB	14,375	455,210
Essity AB Class B (a)	10,209	242,703
Evolution AB (c)	10,425	1,297,299
H & M Hennes & Mauritz AB Class B	68,038	1,110,869
Hexagon AB Class B	56,844	673,562
Husqvarna AB Class B	112,887	967,488
Industrivarden AB Class A	2,032	69,953
Investor AB Class B	87,326	2,194,053
Lifco AB Class B	6,212	162,437
Nibe Industrier AB Class B (a)	74,850	367,929
Sandvik AB	90,275	2,006,843
Securitas AB Class B (a)	94,956	979,967
Skandinaviska Enskilda Banken AB Class A	107,334	1,455,031
Skanska AB Class B (a)	59,820	1,065,757
SKF AB Class B (a)	39,337	803,839
Svenska Handelsbanken AB Class A	131,837	1,334,695
Swedbank AB Class A (a)	65,390	1,298,309
Tele2 AB Class B	66,114	543,499
Telefonaktiebolaget LM Ericsson Class B (a)	251,519	1,355,849
Telia Co. AB (a)	145,108	372,249
Volvo AB Class B (a)	103,212	2,800,236
Volvo Car AB Class B (a) (b)	32,976	125,149
		30,533,216
SWITZERLAND — 3.9%
ABB Ltd.	142,432	6,624,266
Adecco Group AG	14,873	588,843
Security Description	Shares	Value
Alcon, Inc.	32,019	$ 2,656,934
Cie Financiere Richemont SA Class A	36,393	5,555,720
DSM-Firmenich AG	16,247	1,849,428
Geberit AG	4,046	2,394,269
Givaudan SA	805	3,589,297
Julius Baer Group Ltd.	13,339	771,284
Kuehne & Nagel International AG	5,837	1,626,609
Logitech International SA	5,706	511,620
Lonza Group AG	4,775	2,863,834
Novartis AG	130,741	12,682,182
Partners Group Holding AG	379	541,970
Sandoz Group AG (b)	26,351	796,059
SGS SA (a) (b)	17,868	1,735,817
Sika AG	8,580	2,558,663
Sonova Holding AG	2,189	634,560
Swatch Group AG Bearer Shares (a)	4,221	981,323
Temenos AG	4,198	300,530
UBS Group AG	212,588	6,547,342
VAT Group AG (c)	1,043	541,128
Zurich Insurance Group AG	11,651	6,290,531
		62,642,209
TAIWAN — 4.8%
Accton Technology Corp.	58,000	830,940
Acer, Inc.	413,000	602,011
Advantech Co. Ltd.	40,644	516,884
ASE Technology Holding Co. Ltd.	198,000	958,958
Asustek Computer, Inc.	36,000	476,385
AUO Corp. ADR	118,195	673,711
Catcher Technology Co. Ltd.	43,000	292,234
Cathay Financial Holding Co. Ltd.	254,109	383,107
Chailease Holding Co. Ltd.	94,943	508,779
China Airlines Ltd.	222,000	135,266
China Development Financial Holding Corp. (b)	725,742	314,076
China Steel Corp.	661,000	491,565
Chunghwa Telecom Co. Ltd. ADR (a)	46,379	1,815,274
Compal Electronics, Inc.	231,000	276,448
CTBC Financial Holding Co. Ltd.	611,558	619,135
Delta Electronics, Inc.	158,785	1,699,310
E Ink Holdings, Inc.	56,000	397,207
E.Sun Financial Holding Co. Ltd.	1,298,162	1,101,289
Eclat Textile Co. Ltd.	18,650	318,764
eMemory Technology, Inc.	7,000	524,943
Eva Airways Corp.	185,000	182,667
Evergreen Marine Corp. Taiwan Ltd.	68,400	376,159

See accompanying notes to financial statements.
42

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Far EasTone Telecommunications Co. Ltd.	87,000	$ 219,923
Feng TAY Enterprise Co. Ltd.	60,665	299,501
First Financial Holding Co. Ltd.	144,350	124,488
Formosa Plastics Corp.	380,000	808,599
Fubon Financial Holding Co. Ltd.	501,207	1,085,308
Global Unichip Corp.	7,000	266,846
Globalwafers Co. Ltd.	28,000	485,572
Hon Hai Precision Industry Co. Ltd. GDR	516,132	4,918,738
Hotai Motor Co. Ltd.	14,280	288,692
Innolux Corp.	669,870	318,153
Inventec Corp.	201,000	367,413
Largan Precision Co. Ltd.	7,000	531,504
Lite-On Technology Corp.	130,000	430,578
MediaTek, Inc.	108,000	3,914,572
Mega Financial Holding Co. Ltd.	276,161	347,321
Micro-Star International Co. Ltd.	79,000	412,236
Nan Ya Printed Circuit Board Corp.	21,000	129,923
Novatek Microelectronics Corp.	45,000	828,191
Pegatron Corp.	48,000	149,534
PharmaEssentia Corp. (b)	20,000	199,978
Pou Chen Corp.	127,000	143,851
President Chain Store Corp.	35,000	290,359
Quanta Computer, Inc.	168,000	1,469,839
Realtek Semiconductor Corp.	42,000	730,983
Ruentex Development Co. Ltd.	172,636	189,070
Taishin Financial Holding Co. Ltd.	1,032,003	578,826
Taiwan Cooperative Financial Holding Co. Ltd.	90,300	73,361
Taiwan High Speed Rail Corp.	363,000	341,977
Taiwan Mobile Co. Ltd.	69,000	219,913
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	270,104	36,747,649
Unimicron Technology Corp.	86,000	510,569
Uni-President Enterprises Corp.	409,000	976,381
United Microelectronics Corp. ADR (a)	234,533	1,897,372
Vanguard International Semiconductor Corp.	97,000	257,022
Voltronic Power Technology Corp.	5,000	257,784
Walsin Lihwa Corp.	124,000	144,909
Wan Hai Lines Ltd.	51,635	70,990
Winbond Electronics Corp.	342,427	288,891
Wiwynn Corp.	8,000	547,440
Yageo Corp.	29,583	549,074
Yang Ming Marine Transport Corp.	125,000	172,247
Security Description	Shares	Value
Zhen Ding Technology Holding Ltd.	127,000	$ 496,039
		76,576,728
THAILAND — 0.4%
Advanced Info Service PCL	47,700	266,689
Airports of Thailand PCL	188,800	337,628
Asset World Corp. PCL	2,372,200	267,858
Bangkok Dusit Medical Services PCL Class F	435,300	337,026
Bangkok Expressway & Metro PCL	736,000	161,370
Bumrungrad Hospital PCL	70,200	429,040
Central Pattana PCL	221,500	380,928
CP ALL PCL NVDR	331,000	494,402
Delta Electronics Thailand PCL	268,000	530,675
Energy Absolute PCL	235,500	221,059
Global Power Synergy PCL	174,400	250,935
Gulf Energy Development PCL	198,220	237,674
Home Product Center PCL	217,300	63,723
Indorama Ventures PCL	132,700	86,921
Land & Houses PCL	90,300	18,190
Minor International PCL	420,709	380,497
Muangthai Capital PCL	188,900	240,736
PTT Global Chemical PCL	158,400	164,966
PTT Oil & Retail Business PCL	42,700	20,597
PTT PCL	1,054,320	967,995
SCB X PCL NVDR	108,400	338,680
Siam Cement PCL	27,200	190,093
		6,387,682
TURKEY — 0.2%
Akbank TAS	434,177	627,807
Aselsan Elektronik Sanayi Ve Ticaret AS	406,661	697,000
BIM Birlesik Magazalar AS	23,279	252,923
Ford Otomotiv Sanayi AS	3,539	126,346
Sasa Polyester Sanayi AS (b)	60,538	80,463
Turk Hava Yollari AO (b)	27,367	251,871
Turkiye Is Bankasi AS Class C	1,439,573	499,703
		2,536,113
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	230,202	526,577
Abu Dhabi Islamic Bank PJSC	234,061	696,026
Aldar Properties PJSC	471,107	708,162
Dubai Islamic Bank PJSC	267,611	425,589
Emaar Properties PJSC	449,482	997,570
Emirates NBD Bank PJSC	100,497	473,449
Emirates Telecommunications Group Co. PJSC	205,801	1,026,707
First Abu Dhabi Bank PJSC	267,830	977,322
Multiply Group PJSC (b)	479,240	292,331
		6,123,733

See accompanying notes to financial statements.
43

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 7.1%
3i Group PLC	90,335	$ 3,205,510
abrdn PLC	210,139	374,561
Admiral Group PLC	477	17,095
Anglogold Ashanti PLC	33,223	741,595
Ashtead Group PLC	16,906	1,204,507
Associated British Foods PLC	11,073	349,419
AstraZeneca PLC	83,420	11,252,509
Auto Trader Group PLC (c)	60,067	531,309
Aviva PLC	184,904	1,159,958
BAE Systems PLC	229,502	3,912,449
Barclays PLC	1,056,071	2,444,038
Barratt Developments PLC	41,302	248,143
Berkeley Group Holdings PLC	3,372	202,676
BP PLC	1,134,701	7,105,418
British American Tobacco PLC	132,735	4,034,320
BT Group PLC	521,192	721,931
Burberry Group PLC	40,199	615,978
CK Hutchison Holdings Ltd.	124,532	601,462
Compass Group PLC	139,798	4,102,414
Diageo PLC	148,190	5,476,565
Entain PLC	28,756	289,664
Flutter Entertainment PLC (b)	8,527	1,700,856
Hargreaves Lansdown PLC	4,644	43,178
HSBC Holdings PLC	1,210,318	9,464,102
Imperial Brands PLC	69,470	1,553,316
InterContinental Hotels Group PLC	11,815	1,230,143
J Sainsbury PLC	184,707	630,927
Kingfisher PLC	57,379	180,775
Land Securities Group PLC REIT	93,069	773,842
Legal & General Group PLC	83,780	269,244
Lloyds Banking Group PLC	3,739,287	2,444,963
London Stock Exchange Group PLC	19,776	2,370,795
M&G PLC	126,869	353,389
National Grid PLC	264,548	3,562,468
NatWest Group PLC	189,084	634,174
Next PLC	13,815	1,611,150
Ocado Group PLC (b)	32,783	188,471
Pearson PLC	76,326	1,004,684
Persimmon PLC	13,542	225,127
Reckitt Benckiser Group PLC	43,203	2,462,478
RELX PLC (d)	121,228	5,243,557
RELX PLC (d)	26,152	1,134,003
Rentokil Initial PLC	53,465	318,585
Rolls-Royce Holdings PLC (b)	579,098	3,121,505
Sage Group PLC	141,016	2,254,342
Segro PLC REIT	92,891	1,060,560
Severn Trent PLC	34,544	1,077,851
Smith & Nephew PLC	92,429	1,157,801
Smiths Group PLC	27,651	573,378
SSE PLC	98,152	2,045,843
Standard Chartered PLC	180,069	1,527,248
Taylor Wimpey PLC	163,679	283,375
Security Description	Shares	Value
Tesco PLC	389,821	$ 1,460,581
Unilever PLC	153,212	7,694,383
United Utilities Group PLC	81,119	1,054,453
Vodafone Group PLC	1,574,989	1,401,875
Whitbread PLC	17,845	747,065
Wise PLC Class A (b)	28,015	328,631
WPP PLC	98,816	940,714
		112,721,353
UNITED STATES — 5.1%
CRH PLC	59,131	5,100,327
CSL Ltd.	29,281	5,500,114
CyberArk Software Ltd. (b)	2,436	647,075
Experian PLC	70,254	3,065,368
Ferrovial SE	46,779	1,853,122
GSK PLC	252,150	5,442,377
Haleon PLC	315,215	1,326,389
Holcim AG	25,570	2,318,248
James Hardie Industries PLC CDI (b)	51,719	2,078,812
JBS SA	56,637	243,269
Legend Biotech Corp. ADR (b)	5,467	306,644
Monday.com Ltd. (b)	1,524	344,226
Nestle SA	170,882	18,165,817
Parade Technologies Ltd.	8,000	229,975
Qiagen NV (b)	217	9,289
Roche Holding AG	45,698	11,654,081
Sanofi SA	72,367	7,109,102
Schneider Electric SE	38,789	8,782,682
Stellantis NV (d)	55,401	1,575,106
Stellantis NV (d)	73,085	2,079,458
Swiss Re AG	24,465	3,149,458
		80,980,939
ZAMBIA — 0.0% (e)
First Quantum Minerals Ltd.	48,699	523,966
TOTAL COMMON STOCKS (Cost $1,439,043,885)		1,583,365,895

WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (f) (Cost $0)	1,374	—
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (g) (h)	861,954	861,954

See accompanying notes to financial statements.
44

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	65,653,165	$ 65,653,165
TOTAL SHORT-TERM INVESTMENTS (Cost $66,515,119)		66,515,119
TOTAL INVESTMENTS — 103.3% (Cost $1,505,559,004)		1,649,881,014
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(52,601,032)
NET ASSETS — 100.0%		$ 1,597,279,982
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
45

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	42	06/21/2024	$4,952,710	$4,949,910	$ (2,800)
E-mini MSCI Emerging Markets Index (long)	40	06/21/2024	2,094,064	2,097,760	3,696
S&P/TSX 60 Index (long)	3	06/20/2024	585,627	594,746	9,119
					$10,015

During the period ended March 31, 2024, the average notional value related to futures contracts was $9,415,505.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,577,753,679	$5,612,216	$ 0(a)	$1,583,365,895
Warrants	—	—	0(a)	0
Short-Term Investments	66,515,119	—	—	66,515,119
TOTAL INVESTMENTS	$1,644,268,798	$5,612,216	$ 0	$1,649,881,014
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$ (2,800)	$ —	$—	$ (2,800)
Futures Contracts - Unrealized Appreciation	12,815	—	—	12,815
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 10,015	$ —	$—	$ 10,015
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.
Sector Breakdown as of March 31, 2024

% of Net Assets
Financials	21.2%
Industrials	13.6
Information Technology	13.3
Consumer Discretionary	12.0
Health Care	9.1
Materials	7.4
Consumer Staples	7.3
Energy	5.6
Communication Services	5.2
Utilities	2.8
Real Estate	1.6
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(3.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
46

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	526,781	$ 526,781	$ 26,055,438	$ 25,720,265	$—	$—	861,954	$ 861,954	$ 33,799
State Street Navigator Securities Lending Portfolio II	46,462,476	46,462,476	186,601,471	167,410,782	—	—	65,653,165	65,653,165	165,300
Total		$46,989,257	$212,656,909	$193,131,047	$—	$—		$ 66,515,119	$199,099
See accompanying notes to financial statements.
47

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 5.4%
Ampol Ltd.	3,903	$ 101,318
ANZ Group Holdings Ltd.	50,586	970,268
APA Group Stapled Security	21,627	118,660
Aristocrat Leisure Ltd.	9,856	276,492
ASX Ltd. (a)	3,336	144,557
Aurizon Holdings Ltd.	31,558	82,354
BlueScope Steel Ltd.	7,903	122,969
Brambles Ltd.	23,310	245,600
CAR Group Ltd.	6,055	142,526
Cochlear Ltd.	1,121	246,842
Coles Group Ltd.	22,767	251,613
Commonwealth Bank of Australia	28,382	2,228,265
Computershare Ltd.	9,500	161,824
Dexus REIT	18,728	96,645
EBOS Group Ltd.	2,720	55,724
Endeavour Group Ltd. (a)	23,371	84,012
Fortescue Ltd.	28,686	480,969
Goodman Group REIT	28,715	633,385
GPT Group REIT	31,944	95,240
IDP Education Ltd. (a)	4,305	50,330
Insurance Australia Group Ltd.	40,326	168,376
Lottery Corp. Ltd.	36,870	123,878
Macquarie Group Ltd.	6,186	805,938
Medibank Pvt Ltd.	46,300	113,575
Mineral Resources Ltd. (a)	2,876	132,974
Mirvac Group REIT	63,101	97,154
National Australia Bank Ltd.	52,845	1,194,251
Northern Star Resources Ltd.	19,312	182,310
Orica Ltd. (a)	8,389	99,937
Pilbara Minerals Ltd. (a)	49,433	123,518
Qantas Airways Ltd. (b)	15,535	55,236
QBE Insurance Group Ltd.	25,537	302,052
Ramsay Health Care Ltd. (a)	3,037	111,965
REA Group Ltd. (a)	903	109,264
Reece Ltd. (a)	3,971	72,798
Scentre Group REIT	86,174	190,585
SEEK Ltd. (a)	6,158	100,638
Sonic Healthcare Ltd.	7,506	144,018
Stockland REIT (a)	41,330	130,774
Suncorp Group Ltd.	20,980	224,199
Telstra Group Ltd.	67,550	170,109
Transurban Group Stapled Security	51,853	450,601
Treasury Wine Estates Ltd.	14,063	114,225
Vicinity Ltd. REIT (a)	64,169	89,170
Wesfarmers Ltd.	19,096	852,143
Westpac Banking Corp.	59,066	1,005,755
WiseTech Global Ltd. (a)	2,743	168,127
Woolworths Group Ltd. (a)	20,662	447,128
		14,370,291
AUSTRIA — 0.2%
Erste Group Bank AG	5,694	253,975
Mondi PLC	7,417	130,752
Security Description	Shares	Value
Verbund AG	1,096	$ 80,194
voestalpine AG	1,997	56,076
		520,997
BELGIUM — 0.9%
Ageas SA	2,778	128,770
Anheuser-Busch InBev SA	14,621	891,542
D'ieteren Group	405	89,929
Elia Group SA	529	57,132
Groupe Bruxelles Lambert NV	1,450	109,714
KBC Group NV	4,240	317,888
Lotus Bakeries NV	7	67,662
Sofina SA (a)	246	55,262
Syensqo SA (b)	1,236	117,176
UCB SA	2,103	259,830
Umicore SA	3,334	71,996
Warehouses De Pauw CVA REIT	2,974	84,987
		2,251,888
BRAZIL — 0.0% (c)
Yara International ASA	2,745	86,763
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	3,068	62,359
CHILE — 0.1%
Antofagasta PLC	6,781	174,663
CHINA — 0.4%
BOC Hong Kong Holdings Ltd.	61,500	164,625
ESR Group Ltd. (a) (d)	38,400	41,067
Prosus NV	24,740	776,861
SITC International Holdings Co. Ltd.	24,000	43,851
Wharf Holdings Ltd. (a)	19,000	62,391
Wilmar International Ltd.	31,000	78,786
		1,167,581
DENMARK — 3.9%
AP Moller - Maersk AS Class A	50	63,961
AP Moller - Maersk AS Class B	72	93,762
Carlsberg AS Class B	1,644	224,611
Coloplast AS Class B	2,158	291,337
Danske Bank AS	11,777	352,295
Demant AS (b)	1,652	82,044
DSV AS	2,982	484,443
Genmab AS (b)	1,119	337,652
Novo Nordisk AS Class B	55,262	7,051,676
Novonesis (Novozymes) B Class B	6,367	373,548
Orsted AS (b) (d)	3,093	172,149
Pandora AS	1,454	234,632
Rockwool AS Class B (b)	150	49,280
Tryg AS	5,891	121,292
Vestas Wind Systems AS (b)	17,144	479,084
		10,411,766
FINLAND — 1.0%
Elisa OYJ	2,279	101,776
Fortum OYJ (a)	7,761	95,931

See accompanying notes to financial statements.
48

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Kesko OYJ Class B	4,431	$ 82,861
Kone OYJ Class B	5,635	262,542
Metso OYJ (a)	10,817	128,564
Neste OYJ	7,011	190,054
Nokia OYJ	91,431	324,971
Nordea Bank Abp (a) (e)	52,931	590,069
Nordea Bank Abp (e)	719	8,130
Orion OYJ Class B	1,777	66,345
Sampo OYJ Class A	7,779	331,978
Stora Enso OYJ Class R (a)	9,636	134,093
UPM-Kymmene OYJ	9,110	303,724
Wartsila OYJ Abp	7,778	118,359
		2,739,397
FRANCE — 10.1%
Accor SA	3,434	160,588
Adevinta ASA (b)	6,054	63,505
Aeroports de Paris SA	585	80,302
Air Liquide SA	8,874	1,848,163
Airbus SE	10,050	1,852,995
Alstom SA	5,254	80,178
Amundi SA (d)	1,029	70,735
Arkema SA	966	101,762
AXA SA	30,773	1,157,071
BioMerieux	681	75,203
BNP Paribas SA	17,633	1,254,214
Bollore SE	12,419	83,023
Bouygues SA	3,146	128,534
Bureau Veritas SA	4,816	147,092
Capgemini SE	2,643	608,852
Carrefour SA	9,811	168,210
Cie de Saint-Gobain SA	7,786	604,851
Cie Generale des Etablissements Michelin SCA	11,524	442,079
Covivio SA REIT	806	41,522
Credit Agricole SA	18,071	269,642
Danone SA	10,838	701,015
Dassault Aviation SA	327	72,045
Dassault Systemes SE	11,259	499,035
Edenred SE	4,135	220,878
Eiffage SA	1,215	137,978
EssilorLuxottica SA	5,005	1,133,512
Eurazeo SE	660	57,915
Gecina SA REIT	783	80,040
Getlink SE	5,910	100,721
Hermes International SCA	536	1,369,630
Ipsen SA	654	77,907
Kering SA	1,255	496,551
Klepierre SA REIT	3,564	92,379
La Francaise des Jeux SAEM (d)	1,705	69,568
Legrand SA	4,518	479,259
L'Oreal SA	4,079	1,932,393
LVMH Moet Hennessy Louis Vuitton SE	4,677	4,211,152
Orange SA	31,549	370,986
Pernod Ricard SA	3,457	559,847
Publicis Groupe SA	3,906	426,277
Security Description	Shares	Value
Remy Cointreau SA	376	$ 37,944
Renault SA	3,168	160,106
Rexel SA	3,956	106,940
Safran SA	5,798	1,315,299
Sartorius Stedim Biotech (b)	491	140,153
SEB SA	464	59,433
Societe Generale SA	12,490	334,667
Sodexo SA	1,465	125,753
Teleperformance SE	1,025	99,719
Thales SA	1,623	277,036
Unibail-Rodamco-Westfield CDI (b)	653	2,641
Unibail-Rodamco-Westfield REIT (b)	1,890	152,069
Veolia Environnement SA	11,754	382,480
Vinci SA	8,484	1,088,165
Vivendi SE	11,522	125,682
Worldline SA (b) (d)	3,940	48,850
		26,784,546
GERMANY — 9.1%
adidas AG	2,741	612,778
Allianz SE	6,628	1,988,559
BASF SE	15,045	860,038
Bayer AG	16,537	507,759
Bayerische Motoren Werke AG	5,392	622,867
Bayerische Motoren Werke AG Preference Shares	966	103,702
Bechtle AG	1,316	69,614
Beiersdorf AG	1,668	243,104
Brenntag SE	2,311	194,878
Carl Zeiss Meditec AG	660	82,542
Commerzbank AG	17,582	241,724
Continental AG	1,895	136,918
Covestro AG (b) (d)	3,297	180,459
Daimler Truck Holding AG	9,045	458,733
Deutsche Bank AG	32,416	510,505
Deutsche Boerse AG	3,193	653,997
Deutsche Lufthansa AG (b)	9,642	75,820
Deutsche Post AG	16,842	726,028
Deutsche Telekom AG	54,977	1,335,941
Dr Ing hc F Porsche AG Preference Shares (d)	1,865	185,870
E.ON SE	37,728	525,015
Evonik Industries AG	4,071	80,569
Fresenius Medical Care AG	3,401	130,945
Fresenius SE & Co. KGaA	7,189	194,103
GEA Group AG	2,768	117,156
Hannover Rueck SE	1,000	273,996
Heidelberg Materials AG	2,241	246,748
Henkel AG & Co. KGaA	1,701	122,644
Henkel AG & Co. KGaA Preference Shares	2,865	230,518
Infineon Technologies AG	21,981	748,150
Knorr-Bremse AG	1,162	87,973
LEG Immobilien SE (b)	1,233	105,972
Mercedes-Benz Group AG	13,506	1,076,628

See accompanying notes to financial statements.
49

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Merck KGaA	2,172	$ 383,766
MTU Aero Engines AG	887	225,312
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,316	1,131,329
Nemetschek SE	919	91,034
Porsche Automobil Holding SE Preference Shares	2,537	134,587
Puma SE	1,714	77,784
Rational AG	84	72,485
Rheinmetall AG	743	418,071
SAP SE	17,651	3,440,123
Sartorius AG Preference Shares (b)	434	172,770
Scout24 SE (d)	1,272	95,971
Siemens AG	12,852	2,456,233
Siemens Energy AG (b)	8,491	155,941
Siemens Healthineers AG (b) (d)	4,670	286,073
Symrise AG	2,261	270,927
Talanx AG	1,045	82,839
Volkswagen AG	466	71,264
Volkswagen AG Preference Shares	3,492	463,274
Vonovia SE	12,402	367,000
Zalando SE (b) (d)	3,627	103,766
		24,232,802
HONG KONG — 1.6%
AIA Group Ltd.	192,800	1,294,538
CK Asset Holdings Ltd.	32,515	133,775
CK Infrastructure Holdings Ltd.	12,000	70,223
Futu Holdings Ltd. ADR (b)	1,015	54,962
Hang Lung Properties Ltd.	28,000	28,692
Hang Seng Bank Ltd.	12,500	136,796
HKT Trust & HKT Ltd. Stapled Security	64,000	74,660
Hong Kong Exchanges & Clearing Ltd.	20,275	590,133
Hongkong Land Holdings Ltd.	18,600	57,102
Link REIT	43,030	185,008
MTR Corp. Ltd.	25,631	84,493
Power Assets Holdings Ltd.	23,500	137,521
Prudential PLC	46,577	437,169
Sino Land Co. Ltd.	67,908	70,542
Sun Hung Kai Properties Ltd.	24,500	236,189
Swire Pacific Ltd. Class A	7,000	57,600
Swire Properties Ltd.	18,400	38,651
Techtronic Industries Co. Ltd.	23,000	311,802
WH Group Ltd. (d)	139,810	92,177
Wharf Real Estate Investment Co. Ltd.	28,000	91,050
		4,183,083
IRELAND — 0.5%
AerCap Holdings NV (b)	3,424	297,580
AIB Group PLC	26,486	134,557
Bank of Ireland Group PLC	17,545	179,064
Security Description	Shares	Value
Kerry Group PLC Class A	2,646	$ 227,014
Kingspan Group PLC	2,599	237,073
Smurfit Kappa Group PLC (a)	4,310	196,758
		1,272,046
ISRAEL — 0.7%
Azrieli Group Ltd.	741	53,699
Bank Hapoalim BM	21,647	203,725
Bank Leumi Le-Israel BM	25,409	212,013
Check Point Software Technologies Ltd. (b)	1,618	265,368
Elbit Systems Ltd.	443	92,876
Global-e Online Ltd. (b)	1,524	55,397
ICL Group Ltd.	12,813	67,987
Israel Discount Bank Ltd. Class A	20,374	105,827
Mizrahi Tefahot Bank Ltd.	2,662	100,196
Nice Ltd. (b)	1,078	281,645
Teva Pharmaceutical Industries Ltd. (b)	12,851	182,889
Teva Pharmaceutical Industries Ltd. ADR (b)	6,315	89,105
Wix.com Ltd. (b)	904	124,282
		1,835,009
ITALY — 2.4%
Amplifon SpA	2,016	73,592
Assicurazioni Generali SpA	17,181	435,311
Banco BPM SpA	20,496	136,533
Coca-Cola HBC AG	3,790	119,837
Davide Campari-Milano NV	10,357	104,182
DiaSorin SpA	411	39,727
Enel SpA	136,903	904,726
Ferrari NV	2,124	926,744
FinecoBank Banca Fineco SpA	9,989	149,793
Infrastrutture Wireless Italiane SpA (d)	5,445	61,923
Intesa Sanpaolo SpA	248,144	901,269
Leonardo SpA	6,844	172,075
Mediobanca Banca di Credito Finanziario SpA	8,889	132,578
Moncler SpA	3,404	254,328
Nexi SpA (b) (d)	9,690	61,473
Poste Italiane SpA (d)	9,020	113,051
Prysmian SpA	4,465	233,346
Recordati Industria Chimica e Farmaceutica SpA	1,778	98,393
Snam SpA	33,403	157,865
Telecom Italia SpA (a) (b)	148,059	35,994
Terna - Rete Elettrica Nazionale	24,027	198,771
UniCredit SpA	26,136	992,880
		6,304,391
JAPAN — 23.5%
Advantest Corp.	13,000	575,077
Aeon Co. Ltd.	11,100	262,859
AGC, Inc.	3,400	123,154
Aisin Corp.	2,400	97,637
Ajinomoto Co., Inc.	8,000	297,704

See accompanying notes to financial statements.
50

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
ANA Holdings, Inc.	2,600	$ 54,287
Asahi Group Holdings Ltd.	8,100	296,715
Asahi Intecc Co. Ltd.	3,500	61,099
Asahi Kasei Corp.	20,600	150,677
Astellas Pharma, Inc.	30,200	324,259
Azbil Corp. (a)	2,000	55,093
Bandai Namco Holdings, Inc.	10,000	184,876
Bridgestone Corp.	9,700	428,839
Brother Industries Ltd.	4,000	73,977
Canon, Inc. (a)	17,100	508,554
Capcom Co. Ltd.	5,800	108,301
Central Japan Railway Co.	13,200	327,242
Chiba Bank Ltd. (a)	9,200	76,441
Chugai Pharmaceutical Co. Ltd.	11,300	430,512
Concordia Financial Group Ltd.	18,600	93,304
Dai Nippon Printing Co. Ltd.	3,500	106,888
Daifuku Co. Ltd.	4,900	116,846
Dai-ichi Life Holdings, Inc.	16,100	409,561
Daiichi Sankyo Co. Ltd.	31,400	995,455
Daikin Industries Ltd.	4,500	612,805
Daito Trust Construction Co. Ltd.	1,100	125,158
Daiwa House Industry Co. Ltd. (a)	10,000	296,475
Daiwa Securities Group, Inc.	22,900	173,401
Denso Corp.	32,100	611,903
Dentsu Group, Inc.	3,500	96,898
Disco Corp.	1,600	583,462
East Japan Railway Co.	15,300	293,121
Eisai Co. Ltd.	4,300	177,035
FANUC Corp.	16,100	448,921
Fast Retailing Co. Ltd.	3,000	925,898
Fuji Electric Co. Ltd.	2,200	146,817
FUJIFILM Holdings Corp.	19,200	429,810
Fujitsu Ltd.	30,000	479,203
GLP J-Reit	77	64,512
Hamamatsu Photonics KK	2,500	87,780
Hankyu Hanshin Holdings, Inc.	4,000	114,493
Hikari Tsushin, Inc.	400	74,875
Hirose Electric Co. Ltd.	505	51,720
Hitachi Construction Machinery Co. Ltd.	1,800	54,091
Hitachi Ltd.	15,700	1,426,895
Honda Motor Co. Ltd.	77,700	956,714
Hoshizaki Corp.	1,800	65,449
Hoya Corp.	6,000	746,705
Hulic Co. Ltd.	6,100	62,473
Ibiden Co. Ltd. (a)	2,000	89,015
Iida Group Holdings Co. Ltd. (a)	2,400	30,946
Isuzu Motors Ltd.	9,800	132,031
Japan Airlines Co. Ltd.	2,500	47,425
Japan Exchange Group, Inc.	8,400	226,727
Japan Metropolitan Fund Invest REIT	114	71,031
Japan Post Bank Co. Ltd.	24,100	258,763
Japan Post Holdings Co. Ltd.	35,200	354,105
Japan Post Insurance Co. Ltd.	3,400	64,913
Security Description	Shares	Value
Japan Real Estate Investment Corp. REIT (a)	21	$ 74,789
Japan Tobacco, Inc.	20,300	540,278
JFE Holdings, Inc.	9,800	161,785
JSR Corp. (b)	2,900	82,969
Kajima Corp.	7,500	153,375
Kansai Electric Power Co., Inc.	11,900	168,972
Kao Corp.	7,800	291,498
Kawasaki Kisen Kaisha Ltd. (a)	6,600	88,635
KDDI Corp.	25,200	743,953
KDX Realty Investment Corp. REIT	70	74,419
Keisei Electric Railway Co. Ltd.	2,200	89,166
Keyence Corp.	3,300	1,528,276
Kikkoman Corp.	11,500	147,108
Kintetsu Group Holdings Co. Ltd. (a)	2,900	84,311
Kirin Holdings Co. Ltd.	13,500	187,499
Kobe Bussan Co. Ltd.	2,700	66,151
Koito Manufacturing Co. Ltd.	3,400	45,717
Komatsu Ltd.	15,600	460,027
Konami Group Corp.	1,800	122,145
Kubota Corp.	16,900	264,256
Kyocera Corp.	21,500	286,037
Kyowa Kirin Co. Ltd.	4,400	78,932
Lasertec Corp.	1,300	368,753
LY Corp.	44,300	111,961
M3, Inc.	7,200	103,187
Makita Corp.	4,000	112,987
MatsukiyoCocokara & Co.	5,600	89,710
Mazda Motor Corp.	9,200	107,079
McDonald's Holdings Co. Japan Ltd.	1,400	62,903
MEIJI Holdings Co. Ltd.	3,800	82,857
Minebea Mitsumi, Inc.	5,900	115,041
MISUMI Group, Inc.	4,700	65,262
Mitsubishi Chemical Group Corp.	21,000	127,558
Mitsubishi Electric Corp.	32,700	544,802
Mitsubishi Estate Co. Ltd.	19,100	346,424
Mitsubishi HC Capital, Inc.	14,500	100,837
Mitsubishi Heavy Industries Ltd.	55,000	496,052
Mitsubishi UFJ Financial Group, Inc.	187,900	1,905,755
Mitsui Chemicals, Inc. (a)	2,700	78,960
Mitsui Fudosan Co. Ltd.	45,300	485,940
Mitsui OSK Lines Ltd. (a)	5,800	176,746
Mizuho Financial Group, Inc.	40,970	808,870
MonotaRO Co. Ltd.	4,200	50,368
MS&AD Insurance Group Holdings, Inc.	21,900	385,560
Murata Manufacturing Co. Ltd.	29,000	543,133
NEC Corp.	4,200	305,679
Nexon Co. Ltd.	5,700	94,532
NIDEC Corp. (a)	7,100	291,985
Nintendo Co. Ltd.	17,500	954,987
Nippon Building Fund, Inc. REIT	27	107,932

See accompanying notes to financial statements.
51

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
NIPPON EXPRESS HOLDINGS, Inc.	1,300	$ 66,218
Nippon Paint Holdings Co. Ltd.	15,500	111,069
Nippon Prologis REIT, Inc.	36	64,129
Nippon Sanso Holdings Corp.	2,900	90,576
Nippon Steel Corp. (a)	14,400	345,288
Nippon Telegraph & Telephone Corp.	505,100	600,733
Nippon Yusen KK (a)	8,000	219,366
Nissan Chemical Corp.	2,300	86,851
Nissan Motor Co. Ltd. (a)	41,400	163,362
Nissin Foods Holdings Co. Ltd. (a)	3,400	93,680
Nitori Holdings Co. Ltd.	1,400	211,094
Nitto Denko Corp.	2,400	218,441
Nomura Holdings, Inc.	51,000	324,915
Nomura Real Estate Holdings, Inc.	2,000	56,335
Nomura Real Estate Master Fund, Inc. REIT	69	68,204
Nomura Research Institute Ltd.	6,600	185,643
NTT Data Group Corp.	10,600	167,708
Obayashi Corp.	11,200	132,725
Obic Co. Ltd.	1,200	180,898
Odakyu Electric Railway Co. Ltd.	5,400	74,268
Olympus Corp.	20,100	288,661
Omron Corp.	2,900	103,319
Ono Pharmaceutical Co. Ltd. (a)	6,500	106,383
Oracle Corp.	600	44,977
Oriental Land Co. Ltd.	18,400	588,066
ORIX Corp.	20,000	435,825
Otsuka Corp.	3,600	76,141
Otsuka Holdings Co. Ltd.	7,100	294,189
Pan Pacific International Holdings Corp.	6,600	174,654
Panasonic Holdings Corp.	37,400	355,479
Rakuten Group, Inc. (b)	24,900	140,833
Recruit Holdings Co. Ltd.	24,500	1,073,114
Renesas Electronics Corp.	24,800	439,811
Resona Holdings, Inc.	35,700	219,845
Ricoh Co. Ltd.	9,200	81,547
Rohm Co. Ltd.	5,700	90,973
SBI Holdings, Inc. (a)	4,300	112,369
SCREEN Holdings Co. Ltd. (a)	1,400	180,290
SCSK Corp.	2,800	51,932
Secom Co. Ltd.	3,600	260,702
Seiko Epson Corp. (a)	4,600	80,089
Sekisui Chemical Co. Ltd.	6,600	96,289
Sekisui House Ltd.	10,000	226,899
Seven & i Holdings Co. Ltd.	38,100	553,834
SG Holdings Co. Ltd.	5,300	67,044
Sharp Corp. (a) (b)	4,800	26,657
Shimadzu Corp.	4,000	111,084
Shimano, Inc.	1,300	194,169
Shimizu Corp.	9,200	59,238
Shin-Etsu Chemical Co. Ltd.	30,800	1,344,377
Shionogi & Co. Ltd.	4,500	229,928
Security Description	Shares	Value
Shiseido Co. Ltd.	6,600	$ 180,105
Shizuoka Financial Group, Inc.	7,600	72,111
SMC Corp.	1,000	561,234
SoftBank Corp. (a)	48,500	622,013
SoftBank Group Corp.	17,400	1,030,353
Sompo Holdings, Inc.	15,300	319,456
Sony Group Corp.	21,400	1,828,286
Square Enix Holdings Co. Ltd. (a)	1,500	57,703
Subaru Corp.	10,600	239,952
SUMCO Corp. (a)	5,900	92,840
Sumitomo Electric Industries Ltd.	12,000	185,140
Sumitomo Metal Mining Co. Ltd.	4,300	127,371
Sumitomo Mitsui Financial Group, Inc.	21,600	1,260,505
Sumitomo Mitsui Trust Holdings, Inc.	11,200	241,102
Sumitomo Realty & Development Co. Ltd. (a)	5,100	189,247
Suntory Beverage & Food Ltd. (a)	2,500	84,443
Suzuki Motor Corp.	26,800	304,753
Sysmex Corp.	8,400	149,162
T&D Holdings, Inc.	8,800	152,719
Taisei Corp.	2,900	105,446
Takeda Pharmaceutical Co. Ltd.	26,608	738,930
TDK Corp.	6,600	322,358
Terumo Corp.	23,000	419,363
TIS, Inc.	3,800	81,200
Tobu Railway Co. Ltd.	3,300	82,334
Toho Co. Ltd.	1,800	59,693
Tokio Marine Holdings, Inc.	30,600	955,334
Tokyo Electric Power Co. Holdings, Inc. (b)	25,300	153,493
Tokyo Electron Ltd.	8,000	2,075,259
Tokyu Corp. (a)	8,800	106,900
TOPPAN Holdings, Inc.	4,100	102,293
Toray Industries, Inc.	23,100	110,749
TOTO Ltd.	2,500	69,973
Toyota Industries Corp.	2,500	259,589
Toyota Motor Corp.	179,600	4,516,552
Toyota Tsusho Corp.	3,600	245,717
Trend Micro, Inc. (a)	2,200	111,421
Unicharm Corp.	6,900	219,704
USS Co. Ltd.	6,800	56,141
West Japan Railway Co.	7,600	158,182
Yakult Honsha Co. Ltd. (a)	4,400	89,893
Yamaha Corp. (a)	2,200	47,316
Yamaha Motor Co. Ltd. (a)	14,900	136,797
Yamato Holdings Co. Ltd.	4,700	67,575
Yaskawa Electric Corp.	4,100	173,487
Yokogawa Electric Corp.	3,900	89,496
Zensho Holdings Co. Ltd.	1,500	62,391
ZOZO, Inc. (a)	2,400	59,419
		62,252,806
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	2,851	69,095

See accompanying notes to financial statements.
52

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
LUXEMBOURG — 0.1%
ArcelorMittal SA	8,627	$ 237,168
Eurofins Scientific SE	2,187	139,545
		376,713
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	37,000	185,793
Sands China Ltd. (b)	40,800	114,949
		300,742
NETHERLANDS — 5.1%
ABN AMRO Bank NV GDR (d)	8,049	137,783
Adyen NV (a) (b) (d)	370	626,573
Aegon Ltd.	26,892	164,095
Akzo Nobel NV	2,839	212,114
Argenx SE (b)	999	394,993
ASM International NV	789	482,215
ASML Holding NV	6,827	6,578,333
ASR Nederland NV	2,690	131,867
BE Semiconductor Industries NV	1,297	198,768
Euronext NV (d)	1,478	140,788
EXOR NV	1,550	172,506
Heineken Holding NV	2,181	176,190
Heineken NV	4,848	467,770
IMCD NV	977	172,360
ING Groep NV	56,388	928,467
JDE Peet's NV	1,550	32,576
Koninklijke Ahold Delhaize NV (a)	16,433	491,964
Koninklijke KPN NV	56,735	212,375
Koninklijke Philips NV	13,351	268,281
NN Group NV	4,655	215,273
OCI NV	1,710	46,890
Randstad NV (a)	1,818	96,051
Universal Music Group NV	13,883	418,023
Wolters Kluwer NV	4,223	662,234
		13,428,489
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	22,942	114,585
Fisher & Paykel Healthcare Corp. Ltd.	10,124	155,328
Mercury NZ Ltd.	11,471	47,549
Meridian Energy Ltd.	21,857	77,266
Spark New Zealand Ltd.	29,726	84,725
Xero Ltd. (b)	2,372	206,312
		685,765
NORWAY — 0.4%
DNB Bank ASA	15,409	305,521
Gjensidige Forsikring ASA	3,501	50,731
Kongsberg Gruppen ASA	1,451	100,246
Mowi ASA	7,870	144,326
Norsk Hydro ASA	21,540	117,939
Orkla ASA	12,406	87,528
Salmar ASA	1,202	79,265
Telenor ASA	10,374	115,467
		1,001,023
Security Description	Shares	Value
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	52,820	$ 205,934
Jeronimo Martins SGPS SA	4,760	94,488
		300,422
SINGAPORE — 1.6%
CapitaLand Ascendas REIT	62,870	129,038
CapitaLand Integrated Commercial Trust REIT	87,509	128,384
CapitaLand Investment Ltd.	42,405	84,207
City Developments Ltd. (a)	8,600	37,278
DBS Group Holdings Ltd.	30,500	814,252
Genting Singapore Ltd.	102,800	67,411
Grab Holdings Ltd. Class A (b)	30,928	97,114
Keppel Ltd.	24,100	131,071
Mapletree Logistics Trust REIT	57,247	61,930
Mapletree Pan Asia Commercial Trust REIT	39,700	37,653
Oversea-Chinese Banking Corp. Ltd.	57,089	570,636
Sea Ltd. ADR (b)	6,291	337,890
Seatrium Ltd. (a) (b)	770,000	45,073
Sembcorp Industries Ltd.	15,000	60,018
Singapore Airlines Ltd. (a)	25,100	119,028
Singapore Exchange Ltd.	14,400	98,269
Singapore Technologies Engineering Ltd.	24,800	73,871
Singapore Telecommunications Ltd.	136,600	256,074
STMicroelectronics NV	11,528	497,013
United Overseas Bank Ltd.	21,271	461,954
		4,108,164
SOUTH AFRICA — 0.2%
Anglo American PLC	21,418	528,085
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (b) (d)	2,887	82,673
SPAIN — 2.7%
Abertis Infraestructuras SA (b)	132	428
Acciona SA	404	49,239
ACS Actividades de Construccion y Servicios SA	3,489	146,128
Aena SME SA (d)	1,278	251,825
Amadeus IT Group SA	7,625	489,488
Banco Bilbao Vizcaya Argentaria SA	98,944	1,179,729
Banco Santander SA	274,530	1,340,590
CaixaBank SA (a)	64,182	311,439
Cellnex Telecom SA (b) (d)	7,856	278,036
EDP Renovaveis SA	5,288	71,645
Enagas SA	4,153	61,739
Endesa SA	5,263	97,567
Grifols SA (b)	4,816	43,368
Iberdrola SA	104,999	1,303,521
Industria de Diseno Textil SA	18,361	925,461
Redeia Corp. SA	6,848	116,891

See accompanying notes to financial statements.
53

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Telefonica SA	81,635	$ 360,510
		7,027,604
SWEDEN — 3.3%
Alfa Laval AB (a)	4,940	194,410
Assa Abloy AB Class B	16,981	487,708
Atlas Copco AB Class A	45,274	765,533
Atlas Copco AB Class B	26,622	393,755
Beijer Ref AB (a)	6,376	94,812
Boliden AB	4,779	132,854
Epiroc AB Class A	10,920	205,377
Epiroc AB Class B	6,554	111,127
EQT AB	6,436	203,807
Essity AB Class B (a)	10,100	240,112
Evolution AB (d)	3,109	386,888
Fastighets AB Balder Class B (b)	11,442	84,194
Getinge AB Class B	3,656	73,649
H & M Hennes & Mauritz AB Class B (a)	10,721	175,044
Hexagon AB Class B	35,296	418,234
Holmen AB Class B (a) (b)	1,224	49,841
Husqvarna AB Class B (a)	5,591	47,917
Industrivarden AB Class A	2,083	71,709
Industrivarden AB Class C (a)	2,425	83,482
Indutrade AB (b)	4,425	120,799
Investment AB Latour Class B	2,381	62,684
Investor AB Class B	29,183	733,219
L E Lundbergforetagen AB Class B	1,333	72,231
Lifco AB Class B	3,734	97,640
Nibe Industrier AB Class B (a)	25,872	127,175
Saab AB Class B	1,324	117,880
Sagax AB Class B	3,553	93,838
Sandvik AB	18,185	404,259
Securitas AB Class B	8,070	83,284
Skandinaviska Enskilda Banken AB Class A	26,522	359,535
Skanska AB Class B (a)	5,902	105,150
SKF AB Class B (a)	6,152	125,714
Svenska Cellulosa AB SCA Class B (a)	10,420	160,111
Svenska Handelsbanken AB Class A (a)	24,194	244,936
Swedbank AB Class A (a)	14,657	291,013
Swedish Orphan Biovitrum AB (b)	3,165	79,091
Tele2 AB Class B	9,415	77,397
Telefonaktiebolaget LM Ericsson Class B (a)	50,049	269,796
Telia Co. AB (a)	38,724	99,340
Volvo AB Class A	3,242	89,384
Volvo AB Class B (a)	25,358	687,986
Volvo Car AB Class B (a) (b)	13,682	51,925
		8,774,840
SWITZERLAND — 6.7%
ABB Ltd.	27,135	1,262,002
Adecco Group AG	2,614	103,492
Security Description	Shares	Value
Alcon, Inc.	8,411	$ 697,944
Avolta AG (b)	1,624	67,668
Bachem Holding AG (a)	600	57,555
Baloise Holding AG	788	123,620
Banque Cantonale Vaudoise (a)	494	57,479
Barry Callebaut AG	58	84,292
BKW AG	341	52,397
Chocoladefabriken Lindt & Spruengli AG (a) (e)	16	191,673
Chocoladefabriken Lindt & Spruengli AG (e)	2	241,590
Cie Financiere Richemont SA Class A	9,101	1,389,350
Clariant AG (b)	3,244	43,904
DSM-Firmenich AG	3,130	356,294
EMS-Chemie Holding AG	112	86,049
Geberit AG	558	330,203
Givaudan SA	157	700,024
Helvetia Holding AG	615	84,872
Julius Baer Group Ltd.	3,543	204,862
Kuehne & Nagel International AG	924	257,493
Logitech International SA	2,824	253,210
Lonza Group AG	1,254	752,094
Novartis AG	34,644	3,360,549
Partners Group Holding AG	384	549,120
Sandoz Group AG (b)	6,924	209,173
Schindler Holding AG (e)	699	176,244
Schindler Holding AG (e)	381	93,061
SGS SA (a) (b)	2,589	251,513
SIG Group AG	5,012	111,291
Sika AG	2,577	768,494
Sonova Holding AG	877	254,230
Straumann Holding AG	1,906	304,723
Swatch Group AG	846	38,416
Swatch Group AG Bearer Shares (a)	466	108,338
Swiss Life Holding AG	493	346,036
Swiss Prime Site AG	1,317	124,360
Swisscom AG (b)	430	263,242
Temenos AG	1,103	78,962
UBS Group AG	55,760	1,717,311
VAT Group AG (d)	447	231,912
Zurich Insurance Group AG	2,475	1,336,286
		17,721,328
UNITED KINGDOM — 10.9%
3i Group PLC	16,482	584,859
abrdn PLC	34,935	62,270
Admiral Group PLC	4,402	157,761
Ashtead Group PLC	7,418	528,512
Associated British Foods PLC	5,769	182,046
AstraZeneca PLC	26,202	3,534,383
Auto Trader Group PLC (d)	15,773	139,517
Aviva PLC	46,166	289,613
BAE Systems PLC	51,611	879,842
Barclays PLC	257,680	596,342
Barratt Developments PLC	16,098	96,717

See accompanying notes to financial statements.
54

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Berkeley Group Holdings PLC	1,915	$ 115,102
British American Tobacco PLC	34,111	1,036,763
BT Group PLC (a)	112,595	155,964
Bunzl PLC	5,582	214,929
Burberry Group PLC	6,313	96,736
Coca-Cola Europacific Partners PLC (e)	203	14,200
Coca-Cola Europacific Partners PLC (e)	3,333	235,776
Compass Group PLC	28,738	843,325
Croda International PLC	2,297	142,241
DCC PLC	1,637	119,113
Diageo PLC	37,744	1,394,881
Entain PLC	10,546	106,231
Flutter Entertainment PLC (b)	2,978	594,013
Halma PLC	6,520	195,038
Hargreaves Lansdown PLC (a)	5,646	52,494
HSBC Holdings PLC	323,950	2,533,133
Imperial Brands PLC	14,217	317,885
Informa PLC	23,364	245,325
InterContinental Hotels Group PLC	2,754	286,738
Intertek Group PLC	2,775	174,750
J Sainsbury PLC	28,605	97,710
JD Sports Fashion PLC	41,338	70,236
Kingfisher PLC	31,356	98,788
Land Securities Group PLC REIT	11,442	95,137
Legal & General Group PLC	102,117	328,174
Lloyds Banking Group PLC	1,080,135	706,255
London Stock Exchange Group PLC	7,072	847,808
M&G PLC	36,382	101,341
Melrose Industries PLC	22,748	193,396
National Grid PLC	63,849	859,806
NatWest Group PLC	98,383	329,970
Next PLC	2,002	233,480
Ocado Group PLC (b)	9,342	53,708
Pearson PLC	10,969	144,386
Persimmon PLC	5,062	84,153
Phoenix Group Holdings PLC	12,150	84,816
Reckitt Benckiser Group PLC	12,078	688,420
RELX PLC (e)	18,495	799,977
RELX PLC (e)	13,480	584,520
Rentokil Initial PLC	42,626	253,998
Rolls-Royce Holdings PLC (b)	141,672	763,653
Sage Group PLC	17,212	275,158
Schroders PLC	14,464	68,811
Segro PLC REIT	21,463	245,048
Severn Trent PLC	4,524	141,159
Smith & Nephew PLC	14,896	186,593
Smiths Group PLC	5,734	118,902
Spirax-Sarco Engineering PLC	1,213	153,998
SSE PLC	18,513	385,878
St. James's Place PLC	9,105	53,426
Standard Chartered PLC	38,251	324,424
Taylor Wimpey PLC	57,274	99,158
Security Description	Shares	Value
Tesco PLC	118,877	$ 445,408
Unilever PLC	42,293	2,123,976
United Utilities Group PLC	11,681	151,839
Vodafone Group PLC	389,669	346,839
Whitbread PLC	3,383	141,626
Wise PLC Class A (b)	10,350	121,411
WPP PLC	17,602	167,568
		28,897,453
UNITED STATES — 7.9%
CRH PLC	11,864	1,023,326
CSL Ltd.	8,192	1,538,777
CyberArk Software Ltd. (b)	715	189,926
Experian PLC	15,461	674,604
Ferrovial SE	8,757	346,903
GSK PLC	69,659	1,503,512
Haleon PLC	116,903	491,914
Holcim AG	8,773	795,385
James Hardie Industries PLC CDI (b)	7,442	299,127
Monday.com Ltd. (b)	517	116,775
Nestle SA	45,222	4,807,379
Qiagen NV (b)	3,661	156,712
Roche Holding AG	11,876	3,028,664
Roche Holding AG Bearer Shares	528	142,449
Sanofi SA	19,259	1,891,942
Schneider Electric SE	9,205	2,084,214
Stellantis NV (e)	16,672	474,002
Stellantis NV (e)	20,781	591,274
Swiss Re AG	5,087	654,866
Tenaris SA	8,119	160,595
		20,972,346
TOTAL COMMON STOCKS (Cost $240,102,803)		262,925,130

SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (f) (g)	235,634	235,705
State Street Navigator Securities Lending Portfolio II (h) (i)	8,454,588	8,454,588
TOTAL SHORT-TERM INVESTMENTS (Cost $8,690,303)		8,690,293
TOTAL INVESTMENTS — 102.5% (Cost $248,793,106)		271,615,423
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(6,705,562)
NET ASSETS — 100.0%		$ 264,909,861
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
55

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$262,924,702	$428	$—	$262,925,130
Short-Term Investments	8,690,293	—	—	8,690,293
TOTAL INVESTMENTS	$271,614,995	$428	$—	$271,615,423
Sector Breakdown as of March 31, 2024

% of Net Assets
Financials	20.8%
Industrials	16.4
Health Care	13.7
Consumer Discretionary	13.5
Information Technology	10.2
Consumer Staples	9.2
Materials	5.8
Communication Services	4.3
Utilities	2.6
Real Estate	2.5
Energy	0.2
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	44,289	$ 44,298	$ 2,751,883	$ 2,560,279	$(187)	$(10)	235,634	$ 235,705	$ 3,931
State Street Navigator Securities Lending Portfolio II	3,114,574	3,114,574	14,550,354	9,210,340	—	—	8,454,588	8,454,588	17,655
Total		$3,158,872	$17,302,237	$11,770,619	$(187)	$(10)		$8,690,293	$21,586
See accompanying notes to financial statements.
56

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 6.2%
Ampol Ltd.	8,664	$ 224,909
ANZ Group Holdings Ltd.	89,385	1,714,454
Aristocrat Leisure Ltd.	26,140	733,311
ASX Ltd. (a)	11,305	489,873
Aurizon Holdings Ltd.	44,914	117,208
BHP Group Ltd.	375,314	10,839,724
BlueScope Steel Ltd.	24,878	387,095
Brambles Ltd.	175,196	1,845,911
Cochlear Ltd.	1,948	428,946
Coles Group Ltd.	84,982	939,192
Commonwealth Bank of Australia	29,806	2,340,063
Computershare Ltd.	25,742	438,493
Dexus REIT	35,730	184,384
Endeavour Group Ltd. (a)	33,374	119,970
Fortescue Ltd.	143,146	2,400,083
Glencore PLC	929,690	5,112,297
Goodman Group REIT	21,135	466,188
GPT Group REIT	36,272	108,144
IDP Education Ltd. (a)	10,546	123,293
Insurance Australia Group Ltd.	161,151	672,863
Lottery Corp. Ltd.	42,782	143,742
Macquarie Group Ltd.	4,188	545,631
Medibank Pvt Ltd.	773,912	1,898,425
Mineral Resources Ltd. (a)	2,298	106,249
Mirvac Group REIT	86,324	132,910
National Australia Bank Ltd.	71,771	1,621,963
Origin Energy Ltd.	39,554	237,406
Pilbara Minerals Ltd. (a)	40,694	101,682
QBE Insurance Group Ltd.	26,099	308,699
Ramsay Health Care Ltd.	2,957	109,016
REA Group Ltd. (a)	3,645	441,047
Rio Tinto Ltd. (a)	25,754	2,045,800
Rio Tinto PLC	87,110	5,520,792
Santos Ltd.	105,595	533,899
Scentre Group REIT	127,583	282,167
Sonic Healthcare Ltd.	33,571	644,130
South32 Ltd.	152,129	297,747
Stockland REIT	36,724	116,200
Suncorp Group Ltd.	35,244	376,628
Telstra Group Ltd.	386,615	973,599
Transurban Group Stapled Security	106,080	921,832
Vicinity Ltd. REIT	70,235	97,599
Washington H Soul Pattinson & Co. Ltd. (a)	7,458	163,533
Wesfarmers Ltd.	136,966	6,111,993
Westpac Banking Corp.	103,608	1,764,200
Woodside Energy Group Ltd.	156,201	3,108,119
Woolworths Group Ltd.	90,015	1,947,934
		60,239,343
AUSTRIA — 0.2%
Erste Group Bank AG	15,034	670,577
Security Description	Shares	Value
Mondi PLC	37,457	$ 660,316
OMV AG	8,972	424,993
Verbund AG	3,861	282,509
voestalpine AG	8,198	230,200
		2,268,595
BELGIUM — 1.0%
Ageas SA	6,682	309,735
Anheuser-Busch InBev SA	21,696	1,322,952
Groupe Bruxelles Lambert NV	31,157	2,357,488
KBC Group NV	8,675	650,396
Lotus Bakeries NV	92	889,272
Sofina SA (a)	640	143,770
Syensqo SA (b)	2,593	245,823
UCB SA	29,360	3,627,486
Umicore SA	9,961	215,104
		9,762,026
BRAZIL — 0.0% (c)
Yara International ASA	7,983	252,325
CHINA — 0.4%
BOC Hong Kong Holdings Ltd.	849,536	2,274,055
Prosus NV	15,365	482,476
SITC International Holdings Co. Ltd.	130,000	237,528
Wharf Holdings Ltd. (a)	37,000	121,498
Wilmar International Ltd.	139,000	353,268
		3,468,825
DENMARK — 3.6%
AP Moller - Maersk AS Class A	792	1,013,150
AP Moller - Maersk AS Class B	661	860,788
Carlsberg AS Class B	12,195	1,666,141
Coloplast AS Class B	6,675	901,147
Danske Bank AS	17,279	516,881
DSV AS	11,674	1,896,507
Genmab AS (b)	5,518	1,665,027
Novo Nordisk AS Class B	175,500	22,394,577
Novonesis (Novozymes) B Class B	25,201	1,478,527
Orsted AS (b) (d)	1,752	97,512
Pandora AS	5,695	919,001
Rockwool AS Class B (b)	600	197,119
Tryg AS	56,380	1,160,825
Vestas Wind Systems AS (b)	5,538	154,758
		34,921,960
FINLAND — 1.4%
Elisa OYJ	54,482	2,433,057
Fortum OYJ (a)	39,672	490,370
Kesko OYJ Class B	16,722	312,705
Kone OYJ Class B	55,515	2,586,510
Metso OYJ (a)	30,443	361,827
Neste OYJ	30,836	835,902
Nokia OYJ	244,131	867,710
Nordea Bank Abp (a) (e)	80,829	901,073
Nordea Bank Abp (e)	8,199	92,711

See accompanying notes to financial statements.
57

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Orion OYJ Class B	41,146	$ 1,536,210
Sampo OYJ Class A	47,440	2,024,559
Stora Enso OYJ Class R	25,151	349,996
UPM-Kymmene OYJ	13,519	450,718
Wartsila OYJ Abp	7,199	109,549
		13,352,897
FRANCE — 7.7%
Air Liquide SA	18,454	3,843,363
Airbus SE	5,605	1,033,436
Alstom SA (a)	6,540	99,803
Arkema SA	2,145	225,961
AXA SA	58,576	2,202,469
BioMerieux	2,666	294,406
BNP Paribas SA	46,568	3,312,326
Bouygues SA	10,720	437,981
Bureau Veritas SA	9,460	288,931
Capgemini SE	2,188	504,036
Carrefour SA	124,230	2,129,923
Cie de Saint-Gobain SA	15,652	1,215,916
Cie Generale des Etablissements Michelin SCA	20,562	788,791
Credit Agricole SA	40,838	609,355
Danone SA	33,761	2,183,702
Dassault Aviation SA	5,742	1,265,077
Dassault Systemes SE	3,159	140,017
Edenred SE	4,707	251,433
Eiffage SA	2,759	313,318
Engie SA	56,758	950,742
EssilorLuxottica SA	3,035	687,355
Getlink SE	23,123	394,071
Hermes International SCA	2,016	5,151,444
Ipsen SA	9,426	1,122,863
Kering SA	4,760	1,883,332
Klepierre SA REIT	7,387	191,471
La Francaise des Jeux SAEM (d)	24,098	983,256
Legrand SA	14,290	1,515,849
L'Oreal SA	14,468	6,854,099
LVMH Moet Hennessy Louis Vuitton SE	16,043	14,445,052
Orange SA	388,190	4,564,741
Pernod Ricard SA	3,274	530,211
Publicis Groupe SA	4,389	478,989
Remy Cointreau SA (a)	1,101	111,108
Renault SA	13,286	671,456
Rexel SA	8,289	224,072
Safran SA	1,936	439,189
Sartorius Stedim Biotech (b)	2,014	574,884
SEB SA	1,069	136,926
Societe Generale SA	55,718	1,492,953
Sodexo SA	2,404	206,355
Teleperformance SE	1,240	120,635
Thales SA	11,914	2,033,648
TotalEnergies SE	91,009	6,238,448
Unibail-Rodamco-Westfield CDI (b)	980	3,964
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (b)	2,010	$ 161,725
Veolia Environnement SA	16,862	548,696
Vinci SA	8,565	1,098,554
Vivendi SE	19,509	212,804
Worldline SA (b) (d)	8,745	108,424
		75,277,560
GERMANY — 6.5%
adidas AG	1,792	400,620
Allianz SE	10,195	3,058,744
BASF SE	31,172	1,781,929
Bayer AG	35,126	1,078,523
Bayerische Motoren Werke AG	16,005	1,848,846
Bayerische Motoren Werke AG Preference Shares	3,668	393,767
Bechtle AG	5,548	293,480
Beiersdorf AG	27,160	3,958,461
Brenntag SE	10,311	869,489
Carl Zeiss Meditec AG	1,639	204,980
Commerzbank AG	42,518	584,554
Continental AG	3,312	239,299
Covestro AG (b) (d)	6,707	367,104
Daimler Truck Holding AG	16,270	825,162
Deutsche Bank AG	115,200	1,814,234
Deutsche Boerse AG	16,143	3,306,441
Deutsche Lufthansa AG (b)	14,099	110,867
Deutsche Post AG	74,347	3,204,965
Deutsche Telekom AG	198,582	4,825,542
Dr Ing hc F Porsche AG Preference Shares (d)	7,671	764,510
E.ON SE	78,139	1,087,367
Evonik Industries AG	6,080	120,329
Fresenius Medical Care AG	8,606	331,348
Fresenius SE & Co. KGaA	18,801	507,627
GEA Group AG	8,842	374,239
Hannover Rueck SE	6,045	1,656,306
Heidelberg Materials AG	4,474	492,614
Henkel AG & Co. KGaA	30,741	2,216,451
Henkel AG & Co. KGaA Preference Shares	14,714	1,183,888
Infineon Technologies AG	13,996	476,371
Knorr-Bremse AG	5,048	382,174
LEG Immobilien SE (b)	2,178	187,191
Mercedes-Benz Group AG	43,302	3,451,810
Merck KGaA	11,786	2,082,445
MTU Aero Engines AG	720	182,892
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,247	5,493,979
Nemetschek SE	3,680	364,532
Porsche Automobil Holding SE Preference Shares	8,951	474,847
Rational AG	379	327,047
Rheinmetall AG	2,444	1,375,190
RWE AG	15,645	531,567
SAP SE	13,721	2,674,179

See accompanying notes to financial statements.
58

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sartorius AG Preference Shares (b)	1,302	$ 518,311
Siemens AG	9,176	1,753,688
Siemens Energy AG (b)	16,887	310,136
Siemens Healthineers AG (b) (d)	3,863	236,638
Symrise AG	5,532	662,877
Talanx AG	4,413	349,827
Volkswagen AG	2,440	373,144
Volkswagen AG Preference Shares	23,310	3,092,472
Vonovia SE	13,165	389,579
Zalando SE (b) (d)	1,482	42,399
		63,634,981
HONG KONG — 2.6%
AIA Group Ltd.	151,423	1,016,716
CK Asset Holdings Ltd.	128,854	530,138
CK Infrastructure Holdings Ltd.	254,000	1,486,395
CLP Holdings Ltd.	420,500	3,349,945
Hang Lung Properties Ltd.	59,000	60,459
Hang Seng Bank Ltd.	295,129	3,229,791
Henderson Land Development Co. Ltd.	68,000	193,753
HKT Trust & HKT Ltd. Stapled Security	1,406,540	1,640,809
Hong Kong & China Gas Co. Ltd.	1,942,652	1,471,922
Hong Kong Exchanges & Clearing Ltd.	74,172	2,158,882
Hongkong Land Holdings Ltd.	97,200	298,404
Jardine Matheson Holdings Ltd.	37,300	1,391,290
Link REIT	95,909	412,363
MTR Corp. Ltd.	620,896	2,046,792
Power Assets Holdings Ltd.	558,500	3,268,315
Prudential PLC	37,276	349,871
Sino Land Co. Ltd.	175,173	181,967
Sun Hung Kai Properties Ltd.	112,500	1,084,543
Swire Pacific Ltd. Class A	15,500	127,542
Techtronic Industries Co. Ltd.	79,000	1,070,971
WH Group Ltd. (d)	441,290	290,944
Wharf Real Estate Investment Co. Ltd.	50,000	162,590
		25,824,402
IRELAND — 0.4%
AerCap Holdings NV (b)	3,860	335,473
AIB Group PLC	36,829	187,103
Bank of Ireland Group PLC	32,079	327,398
Kerry Group PLC Class A	14,875	1,276,204
Kingspan Group PLC	9,037	824,326
Smurfit Kappa Group PLC	17,224	786,303
		3,736,807
ISRAEL — 1.0%
Azrieli Group Ltd.	2,051	148,631
Bank Hapoalim BM	195,908	1,843,739
Bank Leumi Le-Israel BM	159,061	1,327,209
Security Description	Shares	Value
Check Point Software Technologies Ltd. (b)	17,200	$ 2,820,972
Elbit Systems Ltd.	5,823	1,220,800
ICL Group Ltd.	99,024	525,432
Israel Discount Bank Ltd. Class A	107,335	557,521
Mizrahi Tefahot Bank Ltd.	18,876	710,484
Teva Pharmaceutical Industries Ltd. (b)	26,018	370,276
Teva Pharmaceutical Industries Ltd. ADR (b)	12,024	169,659
		9,694,723
ITALY — 2.5%
Assicurazioni Generali SpA	41,645	1,055,151
Banco BPM SpA	31,122	207,317
Coca-Cola HBC AG	11,695	369,786
Davide Campari-Milano NV	22,120	222,508
DiaSorin SpA	672	64,956
Enel SpA	232,878	1,538,979
Eni SpA (a)	140,903	2,229,063
Ferrari NV	15,694	6,847,606
FinecoBank Banca Fineco SpA	41,494	622,236
Infrastrutture Wireless Italiane SpA (d)	36,153	411,146
Intesa Sanpaolo SpA	524,991	1,906,788
Leonardo SpA	30,102	756,836
Mediobanca Banca di Credito Finanziario SpA	24,609	367,038
Moncler SpA	11,491	858,543
Poste Italiane SpA (d)	8,997	112,763
Prysmian SpA	14,095	736,622
Recordati Industria Chimica e Farmaceutica SpA	32,708	1,810,034
Snam SpA	291,686	1,378,531
Telecom Italia SpA (a) (b)	1,009,821	245,496
Terna - Rete Elettrica Nazionale	89,525	740,622
UniCredit SpA	54,495	2,070,210
		24,552,231
JAPAN — 22.8%
Advantest Corp.	49,700	2,198,563
Aeon Co. Ltd.	28,300	670,172
AGC, Inc.	5,500	199,220
Aisin Corp.	6,300	256,296
Ajinomoto Co., Inc.	6,000	223,278
ANA Holdings, Inc.	5,300	110,661
Asahi Group Holdings Ltd.	12,800	468,884
Asahi Intecc Co. Ltd.	11,700	204,245
Asahi Kasei Corp.	49,500	362,064
Astellas Pharma, Inc.	92,100	988,883
Azbil Corp. (a)	6,100	168,033
Bandai Namco Holdings, Inc.	51,600	953,958
Bridgestone Corp.	34,700	1,534,096
Brother Industries Ltd.	13,000	240,424
Canon, Inc. (a)	114,000	3,390,360
Capcom Co. Ltd.	23,400	436,938

See accompanying notes to financial statements.
59

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Central Japan Railway Co.	104,100	$ 2,580,747
Chiba Bank Ltd.	152,500	1,267,097
Chubu Electric Power Co., Inc.	138,700	1,809,529
Chugai Pharmaceutical Co. Ltd.	81,600	3,108,828
Concordia Financial Group Ltd.	194,900	977,687
Dai Nippon Printing Co. Ltd.	15,500	473,362
Daifuku Co. Ltd.	12,300	293,308
Dai-ichi Life Holdings, Inc.	40,808	1,038,097
Daiichi Sankyo Co. Ltd.	8,218	260,530
Daikin Industries Ltd.	2,900	394,919
Daito Trust Construction Co. Ltd.	5,200	591,655
Daiwa House Industry Co. Ltd.	46,500	1,378,608
Daiwa Securities Group, Inc.	24,700	187,031
Denso Corp.	29,900	569,966
Disco Corp.	5,400	1,969,183
East Japan Railway Co.	104,400	2,000,118
Eisai Co. Ltd.	4,100	168,800
ENEOS Holdings, Inc.	485,882	2,333,017
FANUC Corp.	8,500	237,008
Fast Retailing Co. Ltd.	9,900	3,055,463
FUJIFILM Holdings Corp.	46,800	1,047,662
Fujitsu Ltd.	108,000	1,725,131
Hamamatsu Photonics KK	8,500	298,451
Hankyu Hanshin Holdings, Inc.	15,600	446,524
Hikari Tsushin, Inc.	800	149,751
Hirose Electric Co. Ltd.	12,800	1,310,912
Hitachi Ltd.	19,400	1,763,170
Honda Motor Co. Ltd.	210,200	2,588,177
Hoshizaki Corp.	3,000	109,082
Hoya Corp.	20,500	2,551,241
Idemitsu Kosan Co. Ltd.	153,200	1,045,661
Iida Group Holdings Co. Ltd. (a)	6,300	81,235
Inpex Corp.	31,700	481,642
Isuzu Motors Ltd.	23,500	316,604
ITOCHU Corp. (a)	63,514	2,712,706
Japan Exchange Group, Inc.	33,006	890,875
Japan Metropolitan Fund Invest REIT	218	135,831
Japan Post Bank Co. Ltd.	265,800	2,853,910
Japan Post Holdings Co. Ltd.	307,300	3,091,376
Japan Post Insurance Co. Ltd.	23,000	439,119
Japan Real Estate Investment Corp. REIT (a)	40	142,456
Japan Tobacco, Inc.	138,600	3,688,796
JFE Holdings, Inc.	33,200	548,087
Kajima Corp.	16,900	345,604
Kansai Electric Power Co., Inc.	28,600	406,101
Kao Corp.	13,200	493,305
Kawasaki Kisen Kaisha Ltd. (a)	29,700	398,859
KDDI Corp.	149,718	4,419,968
Keisei Electric Railway Co. Ltd.	12,000	486,359
Keyence Corp.	10,100	4,677,452
Kikkoman Corp.	33,500	428,531
Kintetsu Group Holdings Co. Ltd. (a)	42,000	1,221,051
Security Description	Shares	Value
Kirin Holdings Co. Ltd.	33,200	$ 461,108
Kobe Bussan Co. Ltd.	8,700	213,153
Komatsu Ltd.	18,900	557,341
Kubota Corp.	26,400	412,803
Kyocera Corp.	63,800	848,798
Kyowa Kirin Co. Ltd.	46,800	839,552
Lasertec Corp.	5,500	1,560,111
LY Corp.	32,200	81,380
M3, Inc.	26,700	382,651
Makita Corp.	6,100	172,305
Marubeni Corp.	50,300	867,608
Mazda Motor Corp.	27,700	322,399
McDonald's Holdings Co. Japan Ltd.	37,900	1,702,864
MEIJI Holdings Co. Ltd.	66,700	1,454,359
MISUMI Group, Inc.	7,000	97,198
Mitsubishi Chemical Group Corp.	57,100	346,837
Mitsubishi Corp.	107,400	2,471,665
Mitsubishi Electric Corp.	46,800	779,717
Mitsubishi Estate Co. Ltd.	23,700	429,856
Mitsubishi HC Capital, Inc.	30,000	208,629
Mitsubishi Heavy Industries Ltd.	77,000	694,473
Mitsubishi UFJ Financial Group, Inc.	435,700	4,419,039
Mitsui & Co. Ltd.	38,400	1,786,985
Mitsui Chemicals, Inc. (a)	4,900	143,298
Mitsui Fudosan Co. Ltd.	65,400	701,555
Mitsui OSK Lines Ltd. (a)	37,400	1,139,706
Mizuho Financial Group, Inc.	221,940	4,381,755
MonotaRO Co. Ltd.	20,800	249,443
MS&AD Insurance Group Holdings, Inc.	68,400	1,204,214
Murata Manufacturing Co. Ltd.	97,500	1,826,051
NEC Corp.	28,800	2,096,085
Nexon Co. Ltd.	5,400	89,557
NIDEC Corp. (a)	4,700	193,286
Nintendo Co. Ltd.	67,600	3,688,978
Nippon Building Fund, Inc. REIT	38	151,905
NIPPON EXPRESS HOLDINGS, Inc.	5,600	285,245
Nippon Paint Holdings Co. Ltd.	15,200	108,919
Nippon Prologis REIT, Inc.	67	119,351
Nippon Steel Corp. (a)	37,900	908,779
Nippon Telegraph & Telephone Corp.	3,232,000	3,843,933
Nippon Yusen KK (a)	53,200	1,458,786
Nissan Chemical Corp.	7,100	268,106
Nissan Motor Co. Ltd. (a)	147,016	580,118
Nissin Foods Holdings Co. Ltd. (a)	63,600	1,752,367
Nitori Holdings Co. Ltd.	10,600	1,598,282
Nitto Denko Corp.	9,700	882,867
Nomura Holdings, Inc.	127,100	809,738
Nomura Real Estate Master Fund, Inc. REIT	113	111,697
Nomura Research Institute Ltd.	26,500	745,386

See accompanying notes to financial statements.
60

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
NTT Data Group Corp.	6,400	$ 101,257
Obayashi Corp.	84,800	1,004,915
Obic Co. Ltd.	12,800	1,929,578
Odakyu Electric Railway Co. Ltd.	29,300	402,973
Olympus Corp.	64,500	926,299
Ono Pharmaceutical Co. Ltd. (a)	104,900	1,716,854
Oracle Corp.	10,300	772,100
Oriental Land Co. Ltd.	16,800	536,930
ORIX Corp.	37,600	819,352
Osaka Gas Co. Ltd.	87,200	1,957,816
Otsuka Corp.	40,800	862,934
Otsuka Holdings Co. Ltd.	110,700	4,586,869
Pan Pacific International Holdings Corp.	54,700	1,447,511
Panasonic Holdings Corp.	78,500	746,125
Recruit Holdings Co. Ltd.	75,005	3,285,263
Renesas Electronics Corp.	18,400	326,311
Resona Holdings, Inc.	94,100	579,479
Ricoh Co. Ltd.	29,900	265,029
SBI Holdings, Inc. (a)	5,300	138,501
SCSK Corp.	62,000	1,149,916
Secom Co. Ltd.	51,900	3,758,459
Sekisui Chemical Co. Ltd.	39,300	573,355
Sekisui House Ltd.	85,300	1,935,447
Seven & i Holdings Co. Ltd.	56,400	819,849
SG Holdings Co. Ltd.	63,100	798,209
Shimadzu Corp.	13,600	377,685
Shimano, Inc.	4,700	701,995
Shimizu Corp.	155,000	998,034
Shin-Etsu Chemical Co. Ltd.	110,800	4,836,267
Shionogi & Co. Ltd.	29,600	1,512,417
Shizuoka Financial Group, Inc.	187,900	1,782,843
SMC Corp.	3,100	1,739,826
SoftBank Corp.	358,000	4,591,351
SoftBank Group Corp.	21,200	1,255,373
Sompo Holdings, Inc.	31,200	651,439
Sony Group Corp.	22,700	1,939,351
Square Enix Holdings Co. Ltd. (a)	4,300	165,414
Subaru Corp.	19,900	450,477
SUMCO Corp. (a)	7,400	116,443
Sumitomo Corp.	37,512	899,723
Sumitomo Electric Industries Ltd.	29,300	452,050
Sumitomo Metal Mining Co. Ltd.	7,800	231,044
Sumitomo Mitsui Financial Group, Inc.	57,700	3,367,184
Sumitomo Mitsui Trust Holdings, Inc.	25,700	553,243
Sumitomo Realty & Development Co. Ltd. (a)	4,400	163,272
Suntory Beverage & Food Ltd. (a)	42,387	1,431,711
Suzuki Motor Corp.	40,000	454,855
Sysmex Corp.	30,000	532,723
T&D Holdings, Inc.	10,400	180,486
Security Description	Shares	Value
Taisei Corp.	6,400	$ 232,708
Takeda Pharmaceutical Co. Ltd.	117,351	3,258,953
TDK Corp.	7,700	376,084
Terumo Corp.	9,400	171,392
TIS, Inc.	10,900	232,916
Tobu Railway Co. Ltd.	53,100	1,324,825
Toho Co. Ltd.	3,700	122,702
Tokio Marine Holdings, Inc.	59,900	1,870,082
Tokyo Electric Power Co. Holdings, Inc. (b)	118,700	720,145
Tokyo Electron Ltd.	32,500	8,430,738
Tokyo Gas Co. Ltd.	57,208	1,298,799
Tokyu Corp. (a)	71,800	872,208
TOPPAN Holdings, Inc.	6,900	172,152
Toray Industries, Inc.	47,900	229,649
Toyota Industries Corp.	4,000	415,342
Toyota Motor Corp.	246,600	6,201,458
Toyota Tsusho Corp.	8,000	546,037
Trend Micro, Inc. (a)	8,000	405,167
Unicharm Corp.	21,206	675,224
USS Co. Ltd.	180,400	1,489,377
West Japan Railway Co.	38,000	790,908
Yakult Honsha Co. Ltd.	44,700	913,227
Yamaha Motor Co. Ltd.	40,800	374,585
Yamato Holdings Co. Ltd.	24,900	358,006
Yaskawa Electric Corp.	2,800	118,479
Zensho Holdings Co. Ltd.	2,300	95,666
ZOZO, Inc. (a)	7,600	188,161
		221,558,422
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	29,337	710,995
LUXEMBOURG — 0.2%
ArcelorMittal SA	51,443	1,414,240
Eurofins Scientific SE	2,960	188,867
		1,603,107
MACAU — 0.0% (c)
Galaxy Entertainment Group Ltd.	22,000	110,471
NETHERLANDS — 6.1%
ABN AMRO Bank NV GDR (d)	25,038	428,601
Adyen NV (a) (b) (d)	1,202	2,035,515
Aegon Ltd.	69,728	425,480
Akzo Nobel NV	3,654	273,006
Argenx SE (b)	3,659	1,446,725
ASM International NV	2,509	1,533,430
ASML Holding NV	22,960	22,123,703
ASR Nederland NV	2,739	134,269
BE Semiconductor Industries NV	4,740	726,414
EXOR NV	3,492	388,639
Heineken Holding NV	11,748	949,050
Heineken NV	14,544	1,403,310
IMCD NV	2,730	481,621
ING Groep NV	126,208	2,078,100

See accompanying notes to financial statements.
61

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
JDE Peet's NV	37,338	$ 784,725
Koninklijke Ahold Delhaize NV	178,771	5,351,974
Koninklijke KPN NV	871,236	3,261,280
Koninklijke Philips NV	22,267	447,444
NN Group NV	19,628	907,709
OCI NV	5,700	156,301
Randstad NV (a)	8,892	469,796
Shell PLC	224,764	7,453,244
Universal Music Group NV	44,571	1,342,051
Wolters Kluwer NV	31,225	4,896,579
		59,498,966
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	133,512	666,833
Fisher & Paykel Healthcare Corp. Ltd.	33,943	520,772
Mercury NZ Ltd.	61,443	254,692
Meridian Energy Ltd.	67,082	237,140
Spark New Zealand Ltd.	375,924	1,071,453
		2,750,890
NORWAY — 0.5%
Aker BP ASA	24,901	619,277
DNB Bank ASA	25,096	497,590
Equinor ASA	64,672	1,707,323
Gjensidige Forsikring ASA	15,793	228,846
Kongsberg Gruppen ASA	5,123	353,934
Mowi ASA	25,390	465,621
Norsk Hydro ASA	30,676	167,962
Orkla ASA	48,030	338,865
Telenor ASA	37,561	418,072
		4,797,490
PORTUGAL — 0.3%
EDP - Energias de Portugal SA	51,602	201,186
Galp Energia SGPS SA	69,967	1,157,268
Jeronimo Martins SGPS SA	66,472	1,319,496
		2,677,950
SINGAPORE — 2.0%
CapitaLand Integrated Commercial Trust REIT	226,700	332,592
DBS Group Holdings Ltd.	154,650	4,128,660
Genting Singapore Ltd.	1,444,400	947,165
Keppel Ltd.	52,011	282,870
Oversea-Chinese Banking Corp. Ltd.	366,945	3,667,819
Singapore Airlines Ltd. (a)	36,449	172,846
Singapore Exchange Ltd.	357,200	2,437,620
Singapore Technologies Engineering Ltd.	626,000	1,864,641
Singapore Telecommunications Ltd.	267,300	501,089
STMicroelectronics NV	48,192	2,077,730
United Overseas Bank Ltd.	142,575	3,096,379
		19,509,411
Security Description	Shares	Value
SOUTH AFRICA — 0.2%
Anglo American PLC	97,620	$ 2,406,930
SPAIN — 2.8%
ACS Actividades de Construccion y Servicios SA	9,679	405,380
Aena SME SA (d)	5,397	1,063,457
Amadeus IT Group SA	3,167	203,306
Banco Bilbao Vizcaya Argentaria SA	212,667	2,535,671
Banco Santander SA	742,201	3,624,330
CaixaBank SA (a)	227,041	1,101,703
Cellnex Telecom SA (b) (d)	5,929	209,837
Enagas SA (a)	57,809	859,400
Endesa SA	41,209	763,941
Grifols SA (b)	9,516	85,692
Iberdrola SA	204,575	2,539,716
Industria de Diseno Textil SA	164,734	8,303,186
Redeia Corp. SA	155,760	2,658,729
Repsol SA	124,064	2,068,792
Telefonica SA	257,884	1,138,847
		27,561,987
SWEDEN — 2.3%
Alfa Laval AB	15,268	600,862
Assa Abloy AB Class B	54,107	1,553,996
Atlas Copco AB Class A	146,789	2,482,039
Atlas Copco AB Class B	136,589	2,020,234
Boliden AB	20,400	567,112
Epiroc AB Class A	55,044	1,035,234
Epiroc AB Class B	15,925	270,019
Essity AB Class B (a)	10,034	238,543
Evolution AB (d)	10,753	1,338,116
H & M Hennes & Mauritz AB Class B	10,465	170,864
Hexagon AB Class B	98,450	1,166,565
Industrivarden AB Class C (a)	7,766	267,350
Indutrade AB (b)	13,307	363,271
Investor AB Class B	44,133	1,108,835
L E Lundbergforetagen AB Class B	5,218	282,748
Lifco AB Class B	11,888	310,858
Nibe Industrier AB Class B (a)	79,057	388,609
Sandvik AB	62,342	1,385,883
Securitas AB Class B (a)	15,660	161,615
Skandinaviska Enskilda Banken AB Class A	51,329	695,821
Skanska AB Class B	11,823	210,639
SKF AB Class B (a)	10,675	218,140
Svenska Cellulosa AB SCA Class B (a)	9,373	144,023
Svenska Handelsbanken AB Class A	46,441	470,161
Swedbank AB Class A (a)	29,127	578,312
Swedish Orphan Biovitrum AB (b)	12,920	322,861
Telefonaktiebolaget LM Ericsson Class B (a)	79,117	426,492

See accompanying notes to financial statements.
62

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Telia Co. AB (a)	83,431	$ 214,028
Volvo AB Class B (a)	110,388	2,994,927
		21,988,157
SWITZERLAND — 8.0%
ABB Ltd.	106,145	4,936,620
Adecco Group AG	7,163	283,593
Alcon, Inc.	7,493	621,768
Baloise Holding AG	7,092	1,112,579
Banque Cantonale Vaudoise (a)	11,892	1,383,681
Barry Callebaut AG	808	1,174,278
BKW AG	8,255	1,268,449
Chocoladefabriken Lindt & Spruengli AG (a) (e)	51	610,958
Chocoladefabriken Lindt & Spruengli AG (e)	6	724,770
Cie Financiere Richemont SA Class A	5,325	812,909
Clariant AG (b)	12,095	163,693
DSM-Firmenich AG	3,139	357,319
EMS-Chemie Holding AG	2,616	2,009,850
Geberit AG	2,650	1,568,169
Givaudan SA	804	3,584,838
Helvetia Holding AG	4,955	683,809
Julius Baer Group Ltd.	5,559	321,431
Kuehne & Nagel International AG	10,598	2,953,367
Logitech International SA	10,350	928,018
Lonza Group AG	795	476,806
Novartis AG	170,620	16,550,538
Partners Group Holding AG	1,630	2,330,898
Sandoz Group AG (b)	32,790	990,581
Schindler Holding AG (e)	3,229	814,151
Schindler Holding AG (e)	9,487	2,317,242
SGS SA (a) (b)	22,388	2,174,919
Sika AG	8,026	2,393,454
Sonova Holding AG	3,446	998,946
Straumann Holding AG	6,699	1,071,007
Swatch Group AG	7,295	331,260
Swatch Group AG Bearer Shares (a)	484	112,523
Swiss Life Holding AG	739	518,703
Swiss Prime Site AG	30,087	2,841,012
Swisscom AG (b)	8,991	5,504,205
Temenos AG	3,231	231,303
UBS Group AG	73,927	2,276,824
VAT Group AG (d)	1,901	986,274
Zurich Insurance Group AG	18,361	9,913,350
		78,334,095
UNITED KINGDOM — 11.2%
3i Group PLC	21,891	776,795
abrdn PLC (a)	55,589	99,084
Admiral Group PLC	14,139	506,719
Ashtead Group PLC	26,779	1,907,931
Associated British Foods PLC	7,435	234,619
AstraZeneca PLC	124,237	16,758,307
Security Description	Shares	Value
Auto Trader Group PLC (d)	64,054	$ 566,575
Aviva PLC	104,131	653,245
BAE Systems PLC	451,230	7,692,369
Barclays PLC	1,083,672	2,507,914
Barratt Developments PLC	83,670	502,691
Berkeley Group Holdings PLC	8,561	514,563
BP PLC	439,364	2,751,267
British American Tobacco PLC	77,060	2,342,146
BT Group PLC (a)	378,235	523,914
Bunzl PLC	47,559	1,831,205
Burberry Group PLC	23,399	358,548
Centrica PLC	213,758	344,693
CK Hutchison Holdings Ltd.	438,000	2,115,442
Coca-Cola Europacific Partners PLC	4,584	320,651
Compass Group PLC	131,664	3,863,719
Croda International PLC	8,634	534,656
DCC PLC	5,034	366,290
Diageo PLC	134,768	4,980,537
Entain PLC	5,019	50,557
Flutter Entertainment PLC (b)	1,219	243,150
Halma PLC	23,619	706,533
Hargreaves Lansdown PLC (a)	32,585	302,960
HSBC Holdings PLC	658,435	5,148,644
Imperial Brands PLC	71,656	1,602,194
Informa PLC	15,969	167,677
InterContinental Hotels Group PLC	1,148	119,526
Intertek Group PLC	11,834	745,223
J Sainsbury PLC	101,027	345,091
JD Sports Fashion PLC	179,623	305,192
Kingfisher PLC	103,797	327,017
Land Securities Group PLC REIT	21,055	175,066
Legal & General Group PLC	183,372	589,304
Lloyds Banking Group PLC	3,251,781	2,126,204
London Stock Exchange Group PLC	4,327	518,731
M&G PLC	84,015	234,021
Melrose Industries PLC	27,760	236,006
National Grid PLC	309,457	4,167,224
NatWest Group PLC	253,632	850,664
Next PLC	8,699	1,014,505
Pearson PLC	54,572	718,335
Persimmon PLC	28,371	471,650
Reckitt Benckiser Group PLC	74,717	4,258,707
RELX PLC	173,421	7,501,096
Rentokil Initial PLC	25,307	150,798
Rolls-Royce Holdings PLC (b)	30,736	165,676
Sage Group PLC	91,542	1,463,430
Schroders PLC	48,975	232,994
Segro PLC REIT	18,185	207,623
Severn Trent PLC	6,737	210,210
Smith & Nephew PLC	9,150	114,616
Smiths Group PLC	19,896	412,568
Spirax-Sarco Engineering PLC	3,931	499,066

See accompanying notes to financial statements.
63

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SSE PLC	18,427	$ 384,085
St. James's Place PLC	39,468	231,590
Standard Chartered PLC	121,068	1,026,833
Taylor Wimpey PLC	141,900	245,669
Tesco PLC	605,283	2,267,874
Unilever PLC	251,257	12,618,252
United Utilities Group PLC	29,683	385,845
Vodafone Group PLC	1,666,562	1,483,383
Whitbread PLC	3,397	142,212
Wise PLC Class A (b)	24,814	291,082
WPP PLC	35,947	342,210
		108,855,173
UNITED STATES — 8.6%
CRH PLC	12,664	1,092,330
CSL Ltd.	30,300	5,691,522
Experian PLC	44,819	1,955,572
Ferrovial SE	4,849	192,090
GSK PLC	476,189	10,278,010
Haleon PLC	146,874	618,029
Holcim AG	18,905	1,713,981
James Hardie Industries PLC CDI (b)	28,661	1,152,011
Nestle SA	199,048	21,160,038
Qiagen NV (b)	50,771	2,173,293
Roche Holding AG	64,905	16,552,324
Roche Holding AG Bearer Shares	10,969	2,959,328
Sanofi SA	62,144	6,104,827
Schneider Electric SE	30,044	6,802,622
Stellantis NV (e)	94,824	2,695,941
Stellantis NV (e)	30,054	855,114
Swiss Re AG	11,243	1,447,347
Tenaris SA	8,822	174,501
		83,618,880
TOTAL COMMON STOCKS (Cost $899,497,345)		962,969,599

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (f) (g)	168,205	168,256
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	27,302,283	$ 27,302,283
TOTAL SHORT-TERM INVESTMENTS (Cost $27,470,546)		27,470,539
TOTAL INVESTMENTS — 101.7% (Cost $926,967,891)		990,440,138
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(16,700,985)
NET ASSETS — 100.0%		$ 973,739,153
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$962,969,599	$—	$—	$962,969,599
Short-Term Investments	27,470,539	—	—	27,470,539
TOTAL INVESTMENTS	$990,440,138	$—	$—	$990,440,138
See accompanying notes to financial statements.
64

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Sector Breakdown as of March 31, 2024

% of Net Assets
Financials	16.9%
Industrials	16.0
Health Care	15.2
Consumer Discretionary	11.0
Consumer Staples	11.0
Information Technology	8.1
Materials	6.8
Communication Services	5.3
Utilities	3.9
Energy	3.4
Real Estate	1.3
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	26,607	$ 26,613	$12,780,864	$12,638,170	$(1,044)	$ (7)	168,205	$ 168,256	$ 8,285
State Street Navigator Securities Lending Portfolio II	16,583,362	16,583,362	59,976,468	49,257,547	—	—	27,302,283	27,302,283	49,055
Total		$16,609,975	$72,757,332	$61,895,717	$(1,044)	$ (7)		$27,470,539	$57,340
See accompanying notes to financial statements.
65

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 4.3%
Ambev SA	64,443	$ 160,800
B3 SA - Brasil Bolsa Balcao	109,206	261,586
Banco Bradesco SA Preference Shares	78,514	223,674
Banco BTG Pactual SA	2,929	21,317
Banco Santander Brasil SA	5,252	29,924
BB Seguridade Participacoes SA	15,838	102,896
Centrais Eletricas Brasileiras SA	7,615	63,439
Centrais Eletricas Brasileiras SA Class B, Preference Shares	8,687	80,925
Cia Siderurgica Nacional SA	18,918	59,337
Cosan SA	28,559	92,429
Equatorial Energia SA	30,051	195,415
Gerdau SA Preference Shares	14,989	66,477
Hapvida Participacoes e Investimentos SA (a) (b)	55,682	41,159
Itau Unibanco Holding SA Preference Shares	69,164	478,637
Itausa SA Preference Shares	98,889	207,437
Klabin SA	9,012	45,478
Localiza Rent a Car SA	13,892	151,754
Lojas Renner SA	25,402	86,169
Magazine Luiza SA (b)	64,798	23,301
Natura & Co. Holding SA	9,917	35,424
Rumo SA	23,644	105,146
Sendas Distribuidora SA	8,262	24,280
Suzano SA	8,756	111,918
Telefonica Brasil SA	9,874	99,814
TOTVS SA	4,784	27,124
Vale SA	46,926	570,269
WEG SA	21,074	160,827
		3,526,956
CHILE — 0.5%
Banco Santander Chile	1,330,372	66,189
Cencosud SA	28,973	50,216
Empresas CMPC SA	50,016	101,526
Enel Americas SA	651,640	63,453
Falabella SA (b)	10,381	27,232
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,670	81,211
		389,827
CHINA — 25.5%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	13,000	31,585
AAC Technologies Holdings, Inc.	9,000	30,186
Agricultural Bank of China Ltd. Class A	63,600	36,529
Agricultural Bank of China Ltd. Class H	351,000	147,998
Security Description	Shares	Value
Aier Eye Hospital Group Co. Ltd. Class A	5,380	$ 9,529
Air China Ltd. Class A (b)	21,800	21,919
Airtac International Group	2,092	72,558
Akeso, Inc. (a) (b) (c)	5,000	29,803
Alibaba Group Holding Ltd.	202,500	1,817,634
Alibaba Group Holding Ltd. ADR	611	44,141
Alibaba Health Information Technology Ltd. (b) (c)	48,000	19,503
Anhui Conch Cement Co. Ltd. Class H	23,000	47,843
Anhui Gujing Distillery Co. Ltd. Class B	1,600	22,508
Anjoy Foods Group Co. Ltd. Class A	900	10,284
ANTA Sports Products Ltd.	17,695	188,109
Autohome, Inc. ADR	673	17,646
AviChina Industry & Technology Co. Ltd. Class H	11,000	4,329
Baidu, Inc. Class A (b)	31,412	412,194
Bank of China Ltd. Class H	956,509	394,754
Bank of Communications Co. Ltd. Class H	84,000	55,167
BeiGene Ltd. (b)	8,903	108,181
Beijing Enterprises Holdings Ltd.	7,500	21,753
Beijing Enterprises Water Group Ltd.	158,000	35,127
Bilibili, Inc. Class Z (b) (c)	2,355	26,570
Bosideng International Holdings Ltd.	58,000	28,976
BYD Co. Ltd. Class A	1,500	43,051
BYD Co. Ltd. Class H (c)	12,136	312,609
BYD Electronic International Co. Ltd.	9,500	35,019
Caitong Securities Co. Ltd. Class A	45,010	45,751
CGN Power Co. Ltd. Class H (a)	358,000	106,122
China Cinda Asset Management Co. Ltd. Class H	259,000	21,510
China CITIC Bank Corp. Ltd. Class H	59,000	31,436
China Construction Bank Corp. Class H	1,158,340	698,575
China Eastern Airlines Corp. Ltd. Class A (b)	32,100	16,138
China Feihe Ltd. (a)	30,000	14,106
China Hongqiao Group Ltd. (c)	20,000	22,488
China International Capital Corp. Ltd. Class H (a)	19,200	22,766
China Life Insurance Co. Ltd. Class H	120,000	143,973
China Literature Ltd. (a) (b) (c)	2,200	7,351
China Longyuan Power Group Corp. Ltd. Class H	61,000	42,712
China Medical System Holdings Ltd.	11,000	11,553
China Mengniu Dairy Co. Ltd.	40,000	85,863

See accompanying notes to financial statements.
66

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
China Merchants Bank Co. Ltd. Class A	18,300	$ 81,110
China Merchants Bank Co. Ltd. Class H	48,000	189,818
China Merchants Port Holdings Co. Ltd.	37,989	45,578
China Minsheng Banking Corp. Ltd. Class H	115,800	40,097
China National Building Material Co. Ltd. Class H (c)	52,000	17,873
China Oilfield Services Ltd. Class H	38,000	43,698
China Overseas Land & Investment Ltd.	38,000	54,671
China Pacific Insurance Group Co. Ltd. Class H	33,800	59,166
China Railway Group Ltd. Class H	158,000	78,127
China Resources Beer Holdings Co. Ltd.	24,000	110,548
China Resources Gas Group Ltd.	15,900	50,688
China Resources Land Ltd.	36,000	113,845
China Resources Mixc Lifestyle Services Ltd. (a)	7,000	22,136
China Ruyi Holdings Ltd. (b) (c)	52,000	13,222
China State Construction International Holdings Ltd.	22,000	24,006
China Taiping Insurance Holdings Co. Ltd.	42,030	36,786
China Tourism Group Duty Free Corp. Ltd. Class A	1,500	17,805
China Tower Corp. Ltd. Class H (a)	550,000	63,247
China Vanke Co. Ltd. Class H	35,300	24,446
China Yangtze Power Co. Ltd. Class A	15,800	54,078
Chongqing Zhifei Biological Products Co. Ltd. Class A	5,000	31,176
Chow Tai Fook Jewellery Group Ltd.	25,200	37,157
CITIC Securities Co. Ltd. Class A	9,200	24,469
CITIC Securities Co. Ltd. Class H	19,750	32,553
CMOC Group Ltd. Class A	56,000	63,016
CMOC Group Ltd. Class H	54,000	45,883
Contemporary Amperex Technology Co. Ltd. Class A	4,980	129,487
COSCO SHIPPING Holdings Co. Ltd. Class A	32,500	46,464
COSCO SHIPPING Holdings Co. Ltd. Class H	43,350	45,585
Country Garden Holdings Co. Ltd. (b) (c)	133,460	8,270
Country Garden Services Holdings Co. Ltd. (c)	20,000	12,803
CRRC Corp. Ltd. Class H	52,000	28,038
Security Description	Shares	Value
CSPC Pharmaceutical Group Ltd.	130,640	$ 102,656
Dongfang Electric Corp. Ltd. Class A	18,000	38,304
East Buy Holding Ltd. (a) (b) (c)	7,000	18,604
East Money Information Co. Ltd. Class A	7,716	13,688
ENN Energy Holdings Ltd.	9,400	72,424
Eve Energy Co. Ltd. Class A	2,400	12,981
Flat Glass Group Co. Ltd. Class A	6,000	23,825
Flat Glass Group Co. Ltd. Class H (c)	5,000	12,151
Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,488	24,466
Fuyao Glass Industry Group Co. Ltd. Class A	4,100	24,254
Ganfeng Lithium Group Co. Ltd. Class A	3,620	17,915
Ganfeng Lithium Group Co. Ltd. Class H (a) (c)	3,880	11,873
GCL Technology Holdings Ltd.	257,000	42,032
Geely Automobile Holdings Ltd.	87,000	102,713
Genscript Biotech Corp. (b) (c)	20,000	37,054
GoerTek, Inc. Class A	12,200	26,533
Goldwind Science & Technology Co. Ltd. Class A	18,239	18,665
Great Wall Motor Co. Ltd. Class H (c)	61,713	68,601
GRG Banking Equipment Co. Ltd. Class A	21,700	35,836
Guangdong Investment Ltd.	72,801	31,161
Guangzhou Automobile Group Co. Ltd. Class H	28,000	11,484
Guangzhou Haige Communications Group, Inc. Co. Class A	24,500	35,432
H World Group Ltd. ADR	2,712	104,954
Haidilao International Holding Ltd. (a) (c)	11,000	24,821
Haier Smart Home Co. Ltd. Class A	21,700	74,960
Haier Smart Home Co. Ltd. Class H	22,400	69,692
Haitong Securities Co. Ltd. Class A	29,000	34,630
Hangzhou First Applied Material Co. Ltd. Class A	3,740	14,526
Hangzhou Silan Microelectronics Co. Ltd. Class A	9,300	25,093
Hangzhou Tigermed Consulting Co. Ltd. Class A	3,400	24,468
Hansoh Pharmaceutical Group Co. Ltd. (a)	18,000	35,602
Hengan International Group Co. Ltd.	12,000	37,795
Hengli Petrochemical Co. Ltd. Class A (b)	5,600	10,567

See accompanying notes to financial statements.
67

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Hithink RoyalFlush Information Network Co. Ltd. Class A	2,200	$ 40,852
Hua Hong Semiconductor Ltd. (a) (b) (c)	11,000	21,448
Huaneng Power International, Inc. Class H (b) (c)	118,000	69,505
Huatai Securities Co. Ltd. Class H (a)	63,600	72,649
Hygeia Healthcare Holdings Co. Ltd. (a)	8,200	33,423
Industrial & Commercial Bank of China Ltd. Class A	49,500	35,793
Industrial & Commercial Bank of China Ltd. Class H	783,857	394,610
Industrial Bank Co. Ltd. Class A	17,000	38,049
Innovent Biologics, Inc. (a) (b)	18,500	89,114
iQIYI, Inc. ADR (b)	4,014	16,979
JA Solar Technology Co. Ltd. Class A	5,476	13,116
JD Health International, Inc. (a) (b) (c)	15,750	55,744
JD Logistics, Inc. (a) (b) (c)	23,900	24,338
JD.com, Inc. Class A	27,684	381,668
Jiangsu Hengli Hydraulic Co. Ltd. Class A	100	694
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,792	24,135
Jiangxi Copper Co. Ltd. Class A	7,100	22,003
Jiangxi Copper Co. Ltd. Class H	17,000	28,976
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	24,500	36,546
Kanzhun Ltd. ADR	1,872	32,816
KE Holdings, Inc. ADR	7,194	98,774
Kingboard Holdings Ltd.	7,000	14,275
Kingdee International Software Group Co. Ltd. (b)	26,000	29,334
Kingsoft Corp. Ltd.	21,600	66,513
Kuaishou Technology (a) (b)	29,700	186,136
Kweichow Moutai Co. Ltd. Class A	1,100	257,810
Lenovo Group Ltd.	119,880	138,928
Lens Technology Co. Ltd. Class A	12,800	23,888
Li Auto, Inc. Class A (b)	13,504	209,295
Li Ning Co. Ltd.	28,500	75,743
Longfor Group Holdings Ltd. (a) (c)	25,167	35,565
LONGi Green Energy Technology Co. Ltd. Class A	9,280	25,065
Luxshare Precision Industry Co. Ltd. Class A	14,129	57,895
Luzhou Laojiao Co. Ltd. Class A	1,400	35,685
Mango Excellent Media Co. Ltd. Class A	4,100	13,818
Maxscend Microelectronics Co. Ltd. Class A	288	3,986
Meituan Class B (a) (b)	63,959	791,065
Security Description	Shares	Value
Muyuan Foods Co. Ltd. Class A	6,686	$ 38,723
NARI Technology Co. Ltd. Class A	14,736	48,935
NAURA Technology Group Co. Ltd. Class A	1,500	63,362
NetEase, Inc.	26,130	543,537
New China Life Insurance Co. Ltd. Class H	27,300	48,346
New Oriental Education & Technology Group, Inc. (b)	21,900	190,698
NIO, Inc. ADR (b)	17,929	80,680
Nongfu Spring Co. Ltd. Class H (a) (c)	20,000	107,967
OFILM Group Co. Ltd. Class A (b)	23,800	32,977
PDD Holdings, Inc. ADR (b)	6,864	797,940
People's Insurance Co. Group of China Ltd. Class H	115,000	36,734
Pharmaron Beijing Co. Ltd. Class A	2,550	7,175
PICC Property & Casualty Co. Ltd. Class H	124,000	163,507
Ping An Bank Co. Ltd. Class A	15,600	22,539
Ping An Insurance Group Co. of China Ltd. Class A	9,600	53,802
Ping An Insurance Group Co. of China Ltd. Class H	77,500	327,272
Pop Mart International Group Ltd. (a) (c)	11,000	40,408
Postal Savings Bank of China Co. Ltd. Class H (a)	64,000	33,446
Qifu Technology, Inc. ADR	1,179	21,729
Sangfor Technologies, Inc. Class A (b)	1,100	9,556
Sany Heavy Equipment International Holdings Co. Ltd.	17,000	10,926
Seazen Holdings Co. Ltd. Class A (b)	6,100	8,234
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	54,000	33,670
Shanghai Baosight Software Co. Ltd. Class A	15,276	80,941
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	11,800	37,592
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	10,000	27,574
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	840	28,357
Shenzhen Kangtai Biological Products Co. Ltd. Class A	4,000	12,027
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	800	30,840
Shenzhou International Group Holdings Ltd.	11,043	104,554
Silergy Corp.	4,000	40,871

See accompanying notes to financial statements.
68

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sinopharm Group Co. Ltd. Class H	22,400	$ 57,385
Smoore International Holdings Ltd. (a) (c)	26,000	22,125
SooChow Securities Co. Ltd. Class A	29,890	27,706
Sungrow Power Supply Co. Ltd. Class A	2,700	38,378
Sunny Optical Technology Group Co. Ltd.	10,500	53,597
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	8,000	15,955
TAL Education Group ADR (b)	4,345	49,316
Tencent Holdings Ltd.	78,595	3,050,829
Tencent Music Entertainment Group ADR (b)	5,722	64,029
Thunder Software Technology Co. Ltd. Class A (b)	1,500	10,677
Tianma Microelectronics Co. Ltd. Class A (b)	23,400	26,461
Tingyi Cayman Islands Holding Corp.	24,000	26,311
Tongcheng Travel Holdings Ltd. (b)	16,400	43,271
Tongwei Co. Ltd. Class A	1,500	5,103
Topsports International Holdings Ltd. (a)	28,000	18,747
TravelSky Technology Ltd. Class H	14,000	16,958
Trina Solar Co. Ltd. Class A	3,700	12,083
Trip.com Group Ltd. (b)	7,440	328,155
Tsingtao Brewery Co. Ltd. Class A	7,500	86,917
Vipshop Holdings Ltd. ADR	5,191	85,911
Walvax Biotechnology Co. Ltd. Class A	7,100	15,177
Wanhua Chemical Group Co. Ltd. Class A	2,500	27,702
Want Want China Holdings Ltd.	113,000	66,705
Weichai Power Co. Ltd. Class A	47,100	105,807
Weichai Power Co. Ltd. Class H	24,000	45,753
Will Semiconductor Co. Ltd. Shanghai Class A	1,420	19,265
Wingtech Technology Co. Ltd. Class A (b)	1,700	8,567
Wuliangye Yibin Co. Ltd. Class A	4,842	102,103
WuXi AppTec Co. Ltd. Class A	5,472	35,445
WuXi AppTec Co. Ltd. Class H (a)	4,980	23,607
Wuxi Biologics Cayman, Inc. (a) (b)	46,000	84,048
Xiaomi Corp. Class B (a) (b)	204,200	389,800
Xinyi Solar Holdings Ltd.	61,281	47,450
XPeng, Inc. Class A (b) (c)	9,890	40,564
Yadea Group Holdings Ltd. (a)	24,000	38,884
Yuexiu Property Co. Ltd.	26,000	14,318
Security Description	Shares	Value
Yum China Holdings, Inc.	5,091	$ 202,571
Yunnan Energy New Material Co. Ltd. Class A	1,500	8,421
Zai Lab Ltd. ADR (b) (c)	932	14,931
Zhaojin Mining Industry Co. Ltd. Class H (c)	19,500	26,460
Zhejiang Dahua Technology Co. Ltd. Class A	15,600	40,008
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,550	12,991
Zhejiang NHU Co. Ltd. Class A	14,856	34,253
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	5,700	9,104
Zhongji Innolight Co. Ltd. Class A	4,000	85,224
Zhongsheng Group Holdings Ltd.	7,500	12,994
Zhuzhou CRRC Times Electric Co. Ltd. Class H	18,400	58,305
Zijin Mining Group Co. Ltd. Class A	37,200	82,491
Zijin Mining Group Co. Ltd. Class H	60,000	119,748
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	14,400	15,926
ZTE Corp. Class A	6,100	23,063
ZTE Corp. Class H	9,600	19,135
ZTO Express Cayman, Inc. ADR	5,563	116,489
		20,749,830
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	13,220	112,457
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	34,926	58,947
GREECE — 0.5%
Alpha Services & Holdings SA (b)	29,902	52,639
Eurobank Ergasias Services & Holdings SA Class A (b)	34,323	66,057
Hellenic Telecommunications Organization SA	3,083	45,516
Jumbo SA	1,121	32,325
Motor Oil Hellas Corinth Refineries SA	858	25,594
Mytilineos SA	1,341	51,791
National Bank of Greece SA (b)	7,320	57,363
OPAP SA	2,770	49,900
		381,185
HONG KONG — 0.1%
Orient Overseas International Ltd.	2,000	23,893
Sino Biopharmaceutical Ltd.	204,250	78,814
		102,707

See accompanying notes to financial statements.
69

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
HUNGARY — 0.3%
OTP Bank Nyrt	4,810	$ 221,482
INDIA — 15.9%
Adani Green Energy Ltd. (b)	5,017	110,392
Adani Ports & Special Economic Zone Ltd.	11,335	182,367
Ambuja Cements Ltd.	10,535	77,349
Apollo Hospitals Enterprise Ltd.	948	72,255
Asian Paints Ltd.	4,809	164,144
Aurobindo Pharma Ltd.	9,685	126,430
Avenue Supermarts Ltd. (a) (b)	2,269	123,121
Axis Bank Ltd.	32,832	412,238
Bajaj Auto Ltd.	1,407	154,329
Bajaj Finance Ltd.	2,569	223,171
Bajaj Finserv Ltd.	6,733	132,706
Balkrishna Industries Ltd.	1,569	43,595
Bandhan Bank Ltd. (a)	15,257	32,928
Bharat Electronics Ltd.	91,550	221,184
Bharat Forge Ltd.	6,150	83,295
Bharti Airtel Ltd.	27,257	401,522
Britannia Industries Ltd.	807	47,521
Cholamandalam Investment & Finance Co. Ltd.	9,079	125,905
Cipla Ltd.	6,047	108,535
Container Corp. of India Ltd.	4,216	44,590
Dabur India Ltd.	9,295	58,304
Divi's Laboratories Ltd.	1,647	68,036
DLF Ltd.	5,443	58,540
Dr Reddy's Laboratories Ltd.	1,998	147,519
Eicher Motors Ltd.	2,058	99,178
Godrej Consumer Products Ltd.	5,972	89,635
Grasim Industries Ltd.	5,481	150,316
Havells India Ltd.	4,420	80,289
HCL Technologies Ltd.	17,490	323,692
HDFC Bank Ltd.	34,421	597,562
HDFC Life Insurance Co. Ltd. (a)	4,449	33,785
Hero MotoCorp Ltd.	882	49,939
Hindalco Industries Ltd.	26,277	176,514
Hindustan Aeronautics Ltd.	2,416	96,376
Hindustan Unilever Ltd.	11,875	322,402
ICICI Bank Ltd.	66,240	868,322
ICICI Lombard General Insurance Co. Ltd. (a)	1,825	36,860
Indian Hotels Co. Ltd.	10,264	72,750
Info Edge India Ltd.	1,139	76,368
Infosys Ltd.	46,539	835,919
InterGlobe Aviation Ltd. (a) (b)	3,552	151,132
ITC Ltd.	49,897	256,268
Jio Financial Services Ltd. (b)	34,000	144,210
Jubilant Foodworks Ltd.	8,933	48,075
Kotak Mahindra Bank Ltd.	13,413	287,149
Larsen & Toubro Ltd.	8,777	396,100
LTIMindtree Ltd. (a)	528	31,264
Lupin Ltd.	3,892	75,448
Mahindra & Mahindra Ltd.	13,760	316,990
Security Description	Shares	Value
Marico Ltd.	7,999	$ 47,686
Maruti Suzuki India Ltd.	1,942	293,395
Max Healthcare Institute Ltd.	7,000	68,815
Muthoot Finance Ltd.	3,623	64,311
Nestle India Ltd.	4,120	129,542
Page Industries Ltd.	63	26,023
Petronet LNG Ltd.	10,615	33,499
PI Industries Ltd.	1,202	55,739
Power Finance Corp. Ltd.	17,885	83,686
Power Grid Corp. of India Ltd.	32,013	106,285
REC Ltd.	15,856	85,742
Samvardhana Motherson International Ltd.	38,999	54,756
SBI Cards & Payment Services Ltd.	6,371	52,139
SBI Life Insurance Co. Ltd. (a)	1,179	21,208
Shree Cement Ltd.	152	46,807
Shriram Finance Ltd.	5,329	150,779
State Bank of India	32,260	291,008
Sun Pharmaceutical Industries Ltd.	17,835	346,543
Tata Consultancy Services Ltd.	13,210	613,962
Tata Consumer Products Ltd.	5,636	74,077
Tata Elxsi Ltd.	329	30,710
Tata Steel Ltd.	107,862	201,556
Tech Mahindra Ltd.	6,151	92,048
Titan Co. Ltd.	5,191	236,625
Trent Ltd.	3,734	176,755
Tube Investments of India Ltd.	1,242	55,644
UltraTech Cement Ltd.	1,460	170,664
United Spirits Ltd.	5,108	69,467
UPL Ltd.	10,352	56,599
Varun Beverages Ltd.	5,209	87,351
Wipro Ltd.	17,958	103,374
Yes Bank Ltd. (b)	218,570	60,799
Zomato Ltd. (b)	50,000	109,169
		12,933,282
INDONESIA — 1.8%
Bank Central Asia Tbk. PT	724,000	460,063
Bank Mandiri Persero Tbk. PT	590,000	269,789
Bank Negara Indonesia Persero Tbk. PT	281,818	104,871
Bank Rakyat Indonesia Persero Tbk. PT	849,367	324,104
Kalbe Farma Tbk. PT	353,965	32,929
Sumber Alfaria Trijaya Tbk. PT	213,700	39,222
Telkom Indonesia Persero Tbk. PT	873,700	191,217
Unilever Indonesia Tbk. PT	197,500	33,633
		1,455,828
KUWAIT — 0.8%
Agility Public Warehousing Co. KSC (b)	47,839	103,579
Boubyan Bank KSCP	19,803	39,915
Gulf Bank KSCP	125,629	120,074

See accompanying notes to financial statements.
70

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Kuwait Finance House KSCP	75,272	$ 195,766
Mabanee Co. KPSC	21,279	54,719
National Bank of Kuwait SAKP	32,998	102,985
		617,038
MALAYSIA — 1.4%
CELCOMDIGI Bhd.	111,400	99,090
CIMB Group Holdings Bhd.	142,549	197,274
Genting Malaysia Bhd.	48,900	28,206
IHH Healthcare Bhd.	11,500	14,651
IOI Corp. Bhd.	124,800	104,154
Malayan Banking Bhd.	26,928	54,903
Maxis Bhd.	93,700	66,716
Petronas Chemicals Group Bhd.	67,700	97,123
Petronas Gas Bhd.	14,000	51,883
Public Bank Bhd.	222,900	198,269
Sime Darby Bhd.	75,655	41,560
Sime Darby Plantation Bhd.	41,855	38,468
Tenaga Nasional Bhd.	47,800	113,516
		1,105,813
MEXICO — 2.7%
America Movil SAB de CV	217,917	204,259
Arca Continental SAB de CV	7,537	82,277
Coca-Cola Femsa SAB de CV	8,697	83,916
Fomento Economico Mexicano SAB de CV	16,197	210,130
Gruma SAB de CV Class B	3,769	70,447
Grupo Aeroportuario del Pacifico SAB de CV Class B	8,145	130,840
Grupo Bimbo SAB de CV Class A	29,094	137,350
Grupo Carso SAB de CV (c)	14,064	125,327
Grupo Financiero Banorte SAB de CV Class O	36,790	390,371
Grupo Financiero Inbursa SAB de CV Class O (b)	52,447	161,332
Industrias Penoles SAB de CV (b) (c)	3,577	50,565
Kimberly-Clark de Mexico SAB de CV Class A	26,855	62,364
Orbia Advance Corp. SAB de CV	29,617	61,883
Promotora y Operadora de Infraestructura SAB de CV	4,030	42,674
Southern Copper Corp. (c)	794	84,577
Wal-Mart de Mexico SAB de CV	72,383	291,766
		2,190,078
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (c)	5,779	91,771
Credicorp Ltd.	1,143	193,658
		285,429
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	71,620	59,689
Ayala Corp.	7,900	89,940
Security Description	Shares	Value
Ayala Land, Inc.	178,580	$ 102,450
BDO Unibank, Inc.	53,588	147,280
SM Investments Corp.	5,030	86,972
SM Prime Holdings, Inc.	100,000	58,170
Universal Robina Corp.	24,690	46,248
		590,749
POLAND — 0.9%
Allegro.eu SA (a) (b)	3,204	26,582
Bank Polska Kasa Opieki SA	3,746	170,826
CD Projekt SA	932	27,321
KGHM Polska Miedz SA	1,743	49,894
LPP SA	14	53,715
Powszechna Kasa Oszczednosci Bank Polski SA	15,658	233,000
Powszechny Zaklad Ubezpieczen SA	11,460	140,270
		701,608
QATAR — 0.8%
Barwa Real Estate Co.	75,973	57,590
Commercial Bank PSQC (b)	72,739	98,590
Industries Qatar QSC	36,387	119,625
Masraf Al Rayan QSC	137,234	89,479
Qatar Islamic Bank SAQ	22,248	116,098
Qatar National Bank QPSC	54,564	212,801
		694,183
ROMANIA — 0.1%
NEPI Rockcastle NV	8,660	59,818
RUSSIA — 0.0%
Mobile TeleSystems PJSC ADR (b) (d)	8,917	—
Polyus PJSC GDR (b) (d)	1,137	—
Sberbank of Russia PJSC (d)	267,268	—
VK IPJSC GDR (b) (d)	1,648	—
VTB Bank PJSC (b) (d)	56,126,000	—
Yandex NV Class A (b) (d)	5,874	—
		—
SAUDI ARABIA — 4.2%
ACWA Power Co.	1,049	94,817
Advanced Petrochemical Co.	4,404	46,030
Al Rajhi Bank	27,990	620,176
Alinma Bank	7,667	89,539
Almarai Co. JSC	2,728	41,606
Arab National Bank	6,515	51,331
Bank AlBilad	4,152	53,747
Bank Al-Jazira (b)	8,201	43,733
Banque Saudi Fransi	8,620	89,521
Bupa Arabia for Cooperative Insurance Co.	1,112	78,215
Dar Al Arkan Real Estate Development Co. (b)	16,739	61,681
Dr Sulaiman Al Habib Medical Services Group Co.	1,146	95,823
Elm Co.	575	147,027
Etihad Etisalat Co.	6,681	93,700

See accompanying notes to financial statements.
71

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Jarir Marketing Co.	9,809	$ 38,446
Mouwasat Medical Services Co.	1,278	46,479
Riyad Bank	16,335	129,791
SABIC Agri-Nutrients Co.	1,900	62,109
Sahara International Petrochemical Co.	9,294	76,696
Saudi Arabian Mining Co. (b)	22,279	299,984
Saudi Awwal Bank	12,307	136,179
Saudi Basic Industries Corp.	9,181	191,184
Saudi Electricity Co.	6,072	32,024
Saudi Industrial Investment Group	3,600	21,482
Saudi Investment Bank	6,408	28,294
Saudi Kayan Petrochemical Co. (b)	9,891	23,788
Saudi National Bank	36,940	401,854
Saudi Telecom Co.	22,007	232,363
Savola Group	2,758	41,548
Yanbu National Petrochemical Co.	2,728	27,095
		3,396,262
SOUTH AFRICA — 2.9%
Absa Group Ltd.	11,332	88,645
Anglo American Platinum Ltd. (c)	653	26,501
Bid Corp. Ltd.	7,536	183,785
Bidvest Group Ltd. (c)	8,583	109,920
Capitec Bank Holdings Ltd.	558	61,757
Clicks Group Ltd.	3,723	58,217
FirstRand Ltd. (c)	69,196	225,571
Gold Fields Ltd.	14,224	228,275
Harmony Gold Mining Co. Ltd.	6,567	54,797
Impala Platinum Holdings Ltd.	8,853	36,611
MTN Group Ltd. (c)	26,320	130,292
Naspers Ltd. Class N	2,481	439,901
Nedbank Group Ltd. (c)	6,082	73,445
Northam Platinum Holdings Ltd.	3,726	22,221
Old Mutual Ltd.	16,653	10,333
Sanlam Ltd. (c)	29,724	108,921
Shoprite Holdings Ltd. (c)	9,115	119,106
Sibanye Stillwater Ltd. (c)	29,930	34,283
Standard Bank Group Ltd.	22,032	215,524
Vodacom Group Ltd.	12,743	66,318
Woolworths Holdings Ltd. (c)	11,343	35,467
		2,329,890
SOUTH KOREA — 13.6%
Celltrion Pharm, Inc. (b)	316	24,341
Celltrion, Inc.	2,041	278,652
Coway Co. Ltd.	1,583	66,201
Doosan Enerbility Co. Ltd. (b)	3,671	47,774
Ecopro BM Co. Ltd. (b)	580	119,554
Ecopro Co. Ltd. (b)	204	99,708
Hana Financial Group, Inc.	2,845	124,472
Hanwha Solutions Corp.	1,326	27,234
HLB, Inc. (b)	1,425	116,117
Security Description	Shares	Value
HMM Co. Ltd.	3,436	$ 40,198
Hyundai Engineering & Construction Co. Ltd.	3,141	77,577
Hyundai Glovis Co. Ltd.	685	91,893
Hyundai Mobis Co. Ltd.	1,201	233,286
Hyundai Motor Co.	2,312	407,015
Hyundai Motor Co. Preference Shares	862	101,231
Hyundai Steel Co.	1,658	39,164
Industrial Bank of Korea	11,245	116,522
Kakao Corp.	3,126	126,317
KB Financial Group, Inc.	5,960	311,226
Kia Corp.	4,158	345,921
Korea Zinc Co. Ltd.	252	85,076
Krafton, Inc. (b)	295	54,782
KT&G Corp.	2,407	167,529
Kumho Petrochemical Co. Ltd.	223	23,273
L&F Co. Ltd. (b)	286	37,432
LG Chem Ltd.	732	239,242
LG Corp.	1,717	111,725
LG Electronics, Inc.	2,033	146,180
LG Energy Solution Ltd. (b)	228	67,998
LG H&H Co. Ltd.	182	52,251
LG Innotek Co. Ltd.	146	21,419
Lotte Chemical Corp.	439	39,131
NAVER Corp.	1,905	264,754
NCSoft Corp.	342	52,332
POSCO Future M Co. Ltd.	250	56,175
POSCO Holdings, Inc.	1,133	354,312
Samsung Biologics Co. Ltd. (a) (b)	193	119,420
Samsung C&T Corp.	1,356	161,260
Samsung Electronics Co. Ltd.	58,659	3,520,629
Samsung Electronics Co. Ltd. Preference Shares	9,461	472,259
Samsung Fire & Marine Insurance Co. Ltd.	620	142,307
Samsung SDI Co. Ltd.	873	309,644
Samsung SDS Co. Ltd.	963	117,027
Shinhan Financial Group Co. Ltd.	8,204	287,635
SK Bioscience Co. Ltd. (b)	348	15,949
SK Hynix, Inc.	7,364	974,756
SK Innovation Co. Ltd. (b)	679	59,717
SK Square Co. Ltd. (b)	531	31,002
SK Telecom Co. Ltd.	827	32,742
S-Oil Corp.	1,532	88,648
Woori Financial Group, Inc.	11,636	126,105
		11,027,114
TAIWAN — 19.0%
Accton Technology Corp.	5,000	71,633
Advantech Co. Ltd.	6,000	76,304
ASE Technology Holding Co. Ltd.	62,656	303,457
Asustek Computer, Inc.	15,000	198,494
AUO Corp.	32,400	18,324

See accompanying notes to financial statements.
72

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Catcher Technology Co. Ltd.	3,000	$ 20,388
Cathay Financial Holding Co. Ltd.	144,403	217,709
Chailease Holding Co. Ltd.	19,890	106,586
Chang Hwa Commercial Bank Ltd.	117,210	66,473
China Airlines Ltd.	37,000	22,544
China Development Financial Holding Corp. (b)	325,257	140,760
China Steel Corp.	206,000	153,196
Chunghwa Telecom Co. Ltd.	51,000	199,994
Compal Electronics, Inc.	64,000	76,592
CTBC Financial Holding Co. Ltd.	291,000	294,605
E Ink Holdings, Inc.	15,000	106,395
E.Sun Financial Holding Co. Ltd.	229,332	194,552
eMemory Technology, Inc.	1,000	74,992
Eva Airways Corp.	37,000	36,533
Evergreen Marine Corp. Taiwan Ltd.	14,600	80,291
Far Eastern New Century Corp.	53,000	54,733
First Financial Holding Co. Ltd.	223,656	192,882
Formosa Chemicals & Fibre Corp.	49,397	84,429
Formosa Plastics Corp.	67,000	142,569
Fubon Financial Holding Co. Ltd.	130,987	283,638
Global Unichip Corp.	1,000	38,121
Globalwafers Co. Ltd.	2,000	34,684
Hon Hai Precision Industry Co. Ltd.	169,980	825,906
Hotai Motor Co. Ltd.	5,100	103,104
Hua Nan Financial Holdings Co. Ltd.	135,030	96,620
Innolux Corp.	57,380	27,252
Inventec Corp.	30,000	54,838
Largan Precision Co. Ltd.	1,000	75,929
Lite-On Technology Corp.	35,000	115,925
MediaTek, Inc.	19,000	688,675
Mega Financial Holding Co. Ltd.	194,093	244,106
Nan Ya Plastics Corp.	73,000	125,683
Nan Ya Printed Circuit Board Corp.	4,000	24,747
Novatek Microelectronics Corp.	8,000	147,234
Pegatron Corp.	41,000	127,727
President Chain Store Corp.	4,394	36,452
Quanta Computer, Inc.	40,000	349,962
Realtek Semiconductor Corp.	8,000	139,235
Shanghai Commercial & Savings Bank Ltd.	48,000	72,367
SinoPac Financial Holdings Co. Ltd.	131,559	88,381
Taishin Financial Holding Co. Ltd.	265,038	148,653
Taiwan Cement Corp.	105,743	104,740
Taiwan Cooperative Financial Holding Co. Ltd.	170,763	138,730
Taiwan Mobile Co. Ltd.	26,000	82,866
Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	298,734	$ 7,178,166
Unimicron Technology Corp.	11,000	65,305
Uni-President Enterprises Corp.	71,000	169,494
United Microelectronics Corp.	200,602	325,943
Voltronic Power Technology Corp.	1,000	51,557
Wan Hai Lines Ltd.	11,500	15,811
Wistron Corp.	28,000	105,426
Wiwynn Corp.	1,000	68,430
Yageo Corp.	4,000	74,242
Yang Ming Marine Transport Corp.	12,000	16,536
Yuanta Financial Holding Co. Ltd.	255,244	240,063
		15,420,983
THAILAND — 1.4%
Advanced Info Service PCL NVDR	28,777	160,891
Airports of Thailand PCL NVDR	97,986	175,227
Bangkok Dusit Medical Services PCL NVDR	215,900	167,158
BTS Group Holdings PCL	353,900	54,315
CP ALL PCL NVDR	109,500	163,556
Delta Electronics Thailand PCL	45,200	89,502
Energy Absolute PCL	19,800	18,586
Minor International PCL NVDR	111,552	100,890
PTT Global Chemical PCL NVDR	75,574	78,707
SCB X PCL NVDR	28,216	88,157
Siam Cement PCL	10,400	72,682
		1,169,671
TURKEY — 0.7%
Aselsan Elektronik Sanayi Ve Ticaret AS	52,004	89,133
BIM Birlesik Magazalar AS	7,849	85,278
Eregli Demir ve Celik Fabrikalari TAS (b)	18,974	24,703
Turk Hava Yollari AO (b)	14,222	130,892
Turkcell Iletisim Hizmetleri AS	21,794	46,078
Turkiye Is Bankasi AS Class C	254,179	88,230
Turkiye Petrol Rafinerileri AS	17,181	93,945
		558,259
UNITED ARAB EMIRATES — 1.1%
Abu Dhabi Commercial Bank PJSC	80,522	184,191
Abu Dhabi Islamic Bank PJSC	22,083	65,668
Aldar Properties PJSC	134,006	201,436
Dubai Islamic Bank PJSC	24,390	38,788
Emirates NBD Bank PJSC	11,271	53,098
Emirates Telecommunications Group Co. PJSC	41,866	208,863
First Abu Dhabi Bank PJSC	38,780	141,510
Multiply Group PJSC (b)	63,661	38,832
		932,386

See accompanying notes to financial statements.
73

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
UNITED STATES — 0.2%
JBS SA	19,335	$ 83,048
Legend Biotech Corp. ADR (b)	732	41,058
Parade Technologies Ltd.	1,000	28,747
		152,853
TOTAL COMMON STOCKS (Cost $80,700,832)		81,164,635

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (e) (f)	150,861	150,907
State Street Navigator Securities Lending Portfolio II (g) (h)	856,311	856,311
TOTAL SHORT-TERM INVESTMENTS (Cost $1,007,218)		1,007,218
TOTAL INVESTMENTS — 101.1% (Cost $81,708,050)		82,171,853
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(919,220)
NET ASSETS — 100.0%		$ 81,252,633
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2024.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$80,929,550	$235,085	$ 0(a)	$81,164,635
Short-Term Investments	1,007,218	—	—	1,007,218
TOTAL INVESTMENTS	$81,936,768	$235,085	$ 0	$82,171,853
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.
See accompanying notes to financial statements.
74

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Sector Breakdown as of March 31, 2024

% of Net Assets
Information Technology	25.5%
Financials	24.5
Consumer Discretionary	13.1
Communication Services	9.3
Materials	7.2
Industrials	6.7
Consumer Staples	6.3
Health Care	3.8
Utilities	1.7
Real Estate	1.3
Energy	0.5
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,040	$ 24,045	$1,764,488	$1,637,478	$(148)	$—	150,861	$ 150,907	$1,503
State Street Navigator Securities Lending Portfolio II	520,327	520,327	2,553,062	2,217,078	—	—	856,311	856,311	1,120
Total		$544,372	$4,317,550	$3,854,556	$(148)	$—		$1,007,218	$2,623
See accompanying notes to financial statements.
75

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.1%
BRAZIL — 5.0%
Ambev SA	2,116	$ 5,280
Ambev SA ADR	4,246	10,530
Atacadao SA	2,123	5,781
B3 SA - Brasil Bolsa Balcao	4,836	11,584
Banco Bradesco SA Preference Shares	20,472	58,321
Banco do Brasil SA	4,107	46,456
Banco Santander Brasil SA	1,054	6,005
BB Seguridade Participacoes SA	11,104	72,140
CCR SA	825	2,278
Centrais Eletricas Brasileiras SA	3,337	27,800
Centrais Eletricas Brasileiras SA Preference Shares ADR	838	7,751
Centrais Eletricas Brasileiras SA Class B, Preference Shares	107	997
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	50	846
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (a)	765	12,875
Cia Energetica de Minas Gerais ADR	2,448	6,047
Cia Energetica de Minas Gerais Preference Shares	16,509	41,425
Cia Siderurgica Nacional SA	262	822
Cia Siderurgica Nacional SA ADR	4,613	14,439
Companhia Paranaense de Energia Class B, Preference Shares	12,849	24,694
Cosan SA	1,771	5,732
CPFL Energia SA	3,390	23,575
Energisa SA	1,568	14,995
Engie Brasil Energia SA	1,403	11,284
Equatorial Energia SA	2,306	14,995
Gerdau SA Preference Shares	5,811	25,772
Hapvida Participacoes e Investimentos SA (b) (c)	14,873	10,994
Hypera SA	1,678	11,039
Itau Unibanco Holding SA Preference Shares	352	2,436
Itau Unibanco Holding SA Preference Shares ADR	12,435	86,174
Itausa SA Preference Shares	21,784	45,696
Klabin SA	445	2,246
Localiza Rent a Car SA	12,155	132,780
Lojas Renner SA	3,722	12,626
Magazine Luiza SA (c)	1,617	581
Natura & Co. Holding SA	2,241	8,005
Petroleo Brasileiro SA	3,952	30,223
Petroleo Brasileiro SA ADR (d)	8,128	121,107
Petroleo Brasileiro SA ADR (d)	5,501	83,670
Security Description	Shares	Value
Petroleo Brasileiro SA Preference Shares	4,369	$ 32,609
PRIO SA	11,139	108,463
Raia Drogasil SA	3,786	20,702
Rumo SA	2,465	10,962
Sendas Distribuidora SA	2,303	6,768
Suzano SA	494	6,314
Suzano SA ADR	1,310	16,742
Telefonica Brasil SA	2,346	23,715
Telefonica Brasil SA ADR	749	7,542
TIM SA	3,985	14,171
TIM SA ADR	498	8,839
TOTVS SA	1,109	6,288
Ultrapar Participacoes SA	43	245
Ultrapar Participacoes SA ADR	3,089	17,669
Vale SA	3,309	40,213
Vale SA ADR	58,979	718,954
Vibra Energia SA	5,876	29,359
WEG SA	24,247	185,042
		2,254,598
CHILE — 0.4%
Banco de Chile	58,845	6,539
Banco de Credito e Inversiones SA (c)	589	16,820
Banco Santander Chile	11,194	557
Banco Santander Chile ADR (a)	276	5,473
Cencosud SA	7,958	13,793
Cia Sud Americana de Vapores SA	200,691	15,080
Empresas CMPC SA	2,908	5,903
Empresas Copec SA	1,123	8,059
Enel Americas SA	153,175	14,915
Enel Chile SA	7,337	441
Enel Chile SA ADR	303	924
Falabella SA (c)	1,989	5,218
Sociedad Quimica y Minera de Chile SA ADR (a)	120	5,899
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,760	85,587
		185,208
CHINA — 24.1%
360 Security Technology, Inc. Class A (c)	15,900	19,381
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,400	5,831
AAC Technologies Holdings, Inc.	1,500	5,031
Agricultural Bank of China Ltd. Class A	49,100	28,201
Agricultural Bank of China Ltd. Class H	756,000	318,765
Air China Ltd. Class H (c)	4,000	1,942
Akeso, Inc. (a) (b) (c)	8,000	47,684
Alibaba Group Holding Ltd.	35,149	315,496

See accompanying notes to financial statements.
76

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Alibaba Group Holding Ltd. ADR	195	$ 13,892
Aluminum Corp. of China Ltd. Class H	18,000	11,430
Anhui Conch Cement Co. Ltd. Class A	2,700	8,263
Anhui Conch Cement Co. Ltd. Class H	8,000	16,641
Anhui Gujing Distillery Co. Ltd. Class A	200	7,229
Anhui Gujing Distillery Co. Ltd. Class B	5,900	82,999
Anhui Kouzi Distillery Co. Ltd. Class A	600	3,339
Anjoy Foods Group Co. Ltd. Class A	700	7,998
Anker Innovations Technology Co. Ltd. Class A	1,200	12,652
ANTA Sports Products Ltd.	2,000	21,261
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (c)	5,700	15,168
Autohome, Inc. ADR	153	4,012
AviChina Industry & Technology Co. Ltd. Class H	20,000	7,871
Baidu, Inc. Class A (c)	2,364	31,021
Bank of Beijing Co. Ltd. Class A	3,600	2,802
Bank of Chengdu Co. Ltd. Class A	1,400	2,609
Bank of China Ltd. Class A	17,700	10,678
Bank of China Ltd. Class H	1,243,071	513,019
Bank of Communications Co. Ltd. Class A	33,400	28,752
Bank of Communications Co. Ltd. Class H	107,000	70,272
Bank of Hangzhou Co. Ltd. Class A	2,300	3,504
Bank of Jiangsu Co. Ltd. Class A	12,960	13,995
Bank of Nanjing Co. Ltd. Class A	4,000	4,975
Bank of Shanghai Co. Ltd. Class A	28,870	26,681
Baoshan Iron & Steel Co. Ltd. Class A	8,200	7,307
BeiGene Ltd. (c)	322	3,913
Beijing Enterprises Holdings Ltd.	5,500	15,952
Beijing Enterprises Water Group Ltd.	38,000	8,448
Beijing Tiantan Biological Products Corp. Ltd. Class A	4,200	14,751
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	324	3,099
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	91,200	62,681
BOC Aviation Ltd. (b)	900	6,934
BOE Technology Group Co. Ltd. Class A	92,200	51,177
Security Description	Shares	Value
Brilliance China Automotive Holdings Ltd.	66,000	$ 45,538
BYD Co. Ltd. Class H (a)	1,000	25,759
BYD Electronic International Co. Ltd.	3,000	11,059
CGN Power Co. Ltd. Class H (b)	365,100	108,227
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	900	15,048
China Cinda Asset Management Co. Ltd. Class H	185,548	15,410
China CITIC Bank Corp. Ltd. Class H	247,000	131,604
China Coal Energy Co. Ltd. Class H	10,000	9,736
China Communications Services Corp. Ltd. Class H	12,000	5,596
China Construction Bank Corp. Class A	28,400	26,716
China Construction Bank Corp. Class H	1,022,394	616,589
China Eastern Airlines Corp. Ltd. Class A (c)	22,900	11,512
China Everbright Bank Co. Ltd. Class A	14,300	6,145
China Everbright Bank Co. Ltd. Class H	26,274	7,553
China Feihe Ltd. (b)	54,000	25,391
China Galaxy Securities Co. Ltd. Class H	24,334	11,939
China Gas Holdings Ltd.	15,600	14,072
China Hongqiao Group Ltd. (a)	18,500	20,801
China International Capital Corp. Ltd. Class H (b)	3,600	4,269
China Life Insurance Co. Ltd. Class H	45,000	53,990
China Longyuan Power Group Corp. Ltd. Class H	12,000	8,402
China Medical System Holdings Ltd.	20,733	21,776
China Mengniu Dairy Co. Ltd.	11,000	23,612
China Merchants Bank Co. Ltd. Class A	5,291	23,451
China Merchants Bank Co. Ltd. Class H	19,500	77,114
China Minsheng Banking Corp. Ltd. Class A	74,000	41,381
China Minsheng Banking Corp. Ltd. Class H	98,960	34,266
China National Building Material Co. Ltd. Class H (a)	46,000	15,811
China National Nuclear Power Co. Ltd. Class A	1,800	2,219
China Oilfield Services Ltd. Class H	8,000	9,200
China Overseas Land & Investment Ltd.	21,000	30,213

See accompanying notes to financial statements.
77

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
China Overseas Property Holdings Ltd.	20,000	$ 11,065
China Pacific Insurance Group Co. Ltd. Class A	2,500	7,789
China Pacific Insurance Group Co. Ltd. Class H	9,400	16,454
China Petroleum & Chemical Corp. Class A	12,800	10,966
China Petroleum & Chemical Corp. Class H	218,395	123,897
China Power International Development Ltd. (a)	19,000	7,793
China Railway Group Ltd. Class A	16,000	15,007
China Railway Group Ltd. Class H	48,000	23,735
China Railway Signal & Communication Corp. Ltd. Class A	20,676	15,634
China Resources Beer Holdings Co. Ltd.	4,092	18,848
China Resources Gas Group Ltd.	3,000	9,564
China Resources Land Ltd.	8,944	28,284
China Resources Microelectronics Ltd. Class A	2,578	13,947
China Resources Pharmaceutical Group Ltd. (b)	16,000	10,222
China Resources Power Holdings Co. Ltd.	4,267	9,955
China Shenhua Energy Co. Ltd. Class A	2,100	11,176
China Shenhua Energy Co. Ltd. Class H	16,500	64,828
China State Construction Engineering Corp. Ltd. Class A	14,000	10,066
China State Construction International Holdings Ltd.	2,000	2,182
China Taiping Insurance Holdings Co. Ltd.	16,010	14,013
China Three Gorges Renewables Group Co. Ltd. Class A	30,300	19,531
China Tower Corp. Ltd. Class H (b)	1,014,000	116,605
China United Network Communications Ltd. Class A	47,600	30,224
China Vanke Co. Ltd. Class A	2,100	2,673
China Vanke Co. Ltd. Class H (a)	23,492	16,269
China Yangtze Power Co. Ltd. Class A	38,700	132,458
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,100	8,271
Chongqing Brewery Co. Ltd. Class A	800	7,118
Security Description	Shares	Value
Chongqing Rural Commercial Bank Co. Ltd. Class A	32,200	$ 20,623
Chongqing Zhifei Biological Products Co. Ltd. Class A	4,100	25,564
Chow Tai Fook Jewellery Group Ltd.	2,800	4,129
CITIC Ltd.	54,000	51,886
CITIC Securities Co. Ltd. Class H	6,300	10,384
CMOC Group Ltd. Class H	6,000	5,098
COSCO SHIPPING Holdings Co. Ltd. Class A	4,800	6,862
COSCO SHIPPING Holdings Co. Ltd. Class H	52,250	54,944
COSCO SHIPPING Ports Ltd. (a)	8,558	4,702
Country Garden Holdings Co. Ltd. (a) (c)	429,635	26,624
Country Garden Services Holdings Co. Ltd. (a)	3,000	1,920
CRRC Corp. Ltd. Class H	22,000	11,862
CSPC Pharmaceutical Group Ltd.	143,840	113,029
Dongfeng Motor Group Co. Ltd. Class H	36,000	15,041
Ecovacs Robotics Co. Ltd. Class A	700	3,429
ENN Energy Holdings Ltd.	2,400	18,491
Everdisplay Optronics Shanghai Co. Ltd. Class A (c)	91,809	27,314
Far East Horizon Ltd. (a)	18,000	13,339
First Capital Securities Co. Ltd. Class A	15,900	11,716
Focus Media Information Technology Co. Ltd. Class A	13,500	12,086
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,739	20,383
Fosun International Ltd.	9,500	4,952
Fuyao Glass Industry Group Co. Ltd. Class A	900	5,324
Fuyao Glass Industry Group Co. Ltd. Class H (b)	3,600	18,123
Ganfeng Lithium Group Co. Ltd. Class A	2,800	13,857
Ganfeng Lithium Group Co. Ltd. Class H (a) (b)	6,200	18,973
GCL Technology Holdings Ltd.	323,000	52,826
Geely Automobile Holdings Ltd.	17,000	20,070
Great Wall Motor Co. Ltd. Class H (a)	7,000	7,781
Gree Electric Appliances, Inc. of Zhuhai Class A	4,700	25,376
Guangdong Haid Group Co. Ltd. Class A	4,900	29,054
Guangdong Investment Ltd.	26,000	11,129
Guangzhou Automobile Group Co. Ltd. Class H	23,200	9,515

See accompanying notes to financial statements.
78

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,900	$ 11,444
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	1,735
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,400	6,581
Haidilao International Holding Ltd. (a) (b)	1,000	2,256
Haier Smart Home Co. Ltd. Class H	7,200	22,401
Hainan Airlines Holding Co. Ltd. Class A (c)	78,500	14,813
Haitong Securities Co. Ltd. Class H	8,800	4,205
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,100	11,007
Hengan International Group Co. Ltd.	15,874	49,996
Hithink RoyalFlush Information Network Co. Ltd. Class A	700	12,998
Huadong Medicine Co. Ltd. Class A	960	4,062
Hualan Biological Engineering, Inc. Class A	5,140	14,025
Huaneng Power International, Inc. Class A (c)	1,400	1,764
Huaneng Power International, Inc. Class H (a) (c)	18,000	10,603
Huatai Securities Co. Ltd. Class H (b)	3,843	4,390
Huaxia Bank Co. Ltd. Class A	30,000	26,734
Huayu Automotive Systems Co. Ltd. Class A	1,000	2,267
Hundsun Technologies, Inc. Class A	4,440	13,906
Iflytek Co. Ltd. Class A	3,700	25,287
Imeik Technology Development Co. Ltd. Class A	100	4,661
Industrial & Commercial Bank of China Ltd. Class A	31,600	22,850
Industrial & Commercial Bank of China Ltd. Class H	860,448	433,168
Industrial Bank Co. Ltd. Class A	9,200	20,591
Ingenic Semiconductor Co. Ltd. Class A	1,300	10,955
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (c)	48,300	10,578
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	2,300	8,810
Inner Mongolia Yitai Coal Co. Ltd. Class B	49,200	93,775
iQIYI, Inc. ADR (c)	393	1,662
JA Solar Technology Co. Ltd. Class A	3,000	7,186
Jason Furniture Hangzhou Co. Ltd. Class A	1,040	5,214
Security Description	Shares	Value
JD.com, Inc. Class A	7,512	$ 103,565
Jiangsu Expressway Co. Ltd. Class H	60,000	61,407
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,400	9,713
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	7,142	45,456
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,000	16,360
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,100	14,939
Jiangsu Yangnong Chemical Co. Ltd. Class A	3,100	21,827
Jiangxi Copper Co. Ltd. Class A	7,600	23,552
Jiangxi Copper Co. Ltd. Class H	16,000	27,272
JiuGui Liquor Co. Ltd. Class A	600	4,690
Jointown Pharmaceutical Group Co. Ltd. Class A	9,261	10,166
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (c)	1,100	3,770
KE Holdings, Inc. ADR	464	6,371
Kingboard Holdings Ltd.	2,000	4,078
Kuaishou Technology (b) (c)	1,600	10,028
Kunlun Energy Co. Ltd.	12,000	10,012
Kweichow Moutai Co. Ltd. Class A	1,500	351,559
Lenovo Group Ltd.	56,915	65,958
Lepu Medical Technology Beijing Co. Ltd. Class A	1,000	1,901
Li Auto, Inc. Class A (c)	800	12,399
Li Ning Co. Ltd.	2,000	5,315
Lingyi iTech Guangdong Co. Class A	18,300	13,737
Longfor Group Holdings Ltd. (a) (b)	12,354	17,458
LONGi Green Energy Technology Co. Ltd. Class A	8,160	22,040
Luzhou Laojiao Co. Ltd. Class A	1,600	40,782
Meituan Class B (b) (c)	1,547	19,134
Metallurgical Corp. of China Ltd. Class A	14,400	6,803
Muyuan Foods Co. Ltd. Class A	1,700	9,846
National Silicon Industry Group Co. Ltd. Class A (c)	5,424	9,973
NetEase, Inc.	25,235	524,920
New China Life Insurance Co. Ltd. Class H	8,800	15,584
New Oriental Education & Technology Group, Inc. (c)	730	6,357
Ningbo Deye Technology Co. Ltd. Class A	540	7,002
Ningxia Baofeng Energy Group Co. Ltd. Class A	2,900	6,259
NIO, Inc. ADR (c)	162	729
Nongfu Spring Co. Ltd. Class H (a) (b)	52,000	280,715

See accompanying notes to financial statements.
79

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Oppein Home Group, Inc. Class A	480	$ 4,242
PDD Holdings, Inc. ADR (c)	6,078	706,568
People's Insurance Co. Group of China Ltd. Class H	410,000	130,966
Perfect World Co. Ltd. Class A	1,850	2,714
PetroChina Co. Ltd. Class A	9,800	12,486
PetroChina Co. Ltd. Class H	168,000	143,605
PICC Property & Casualty Co. Ltd. Class H	66,270	87,384
Ping An Bank Co. Ltd. Class A	10,700	15,460
Ping An Insurance Group Co. of China Ltd. Class A	2,100	11,769
Ping An Insurance Group Co. of China Ltd. Class H	28,000	118,240
Poly Developments & Holdings Group Co. Ltd. Class A	1,000	1,288
Postal Savings Bank of China Co. Ltd. Class H (b)	200,000	104,517
Power Construction Corp. of China Ltd. Class A	4,300	2,926
Qi An Xin Technology Group, Inc. Class A (c)	2,137	9,307
Qifu Technology, Inc. ADR	1,857	34,225
SAIC Motor Corp. Ltd. Class A	4,300	8,854
Sangfor Technologies, Inc. Class A (c)	900	7,818
SDIC Power Holdings Co. Ltd. Class A	7,600	15,576
SF Holding Co. Ltd. Class A	2,800	14,015
Shaanxi Coal Industry Co. Ltd. Class A	9,500	32,712
Shandong Gold Mining Co. Ltd. Class A	6,052	21,806
Shandong Gold Mining Co. Ltd. Class H (a) (b)	19,000	38,551
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,000	3,483
Shandong Nanshan Aluminum Co. Ltd. Class A	15,900	7,380
Shandong Sun Paper Industry JSC Ltd. Class A	11,500	22,349
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,600	3,492
Shanghai Aiko Solar Energy Co. Ltd. Class A	3,900	7,343
Shanghai Baosight Software Co. Ltd. Class A	1,832	9,707
Shanghai Baosight Software Co. Ltd. Class B	34,360	69,682
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	149	5,790
Shanghai Construction Group Co. Ltd. Class A	20,700	6,643
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,000	3,271
Security Description	Shares	Value
Shanghai International Airport Co. Ltd. Class A (c)	1,400	$ 6,876
Shanghai M&G Stationery, Inc. Class A	2,500	12,189
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	23,800	34,363
Shanghai Pudong Development Bank Co. Ltd. Class A	31,424	31,033
Shanghai RAAS Blood Products Co. Ltd. Class A	30,200	29,242
Shanxi Coking Coal Energy Group Co. Ltd. Class A	10,700	15,047
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	4,600	12,703
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,860	62,791
Shennan Circuits Co. Ltd. Class A	480	5,855
Shenzhen Inovance Technology Co. Ltd. Class A	300	2,489
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,600	61,680
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	4,700	18,689
Shenzhen Transsion Holdings Co. Ltd. Class A	849	19,096
Shenzhou International Group Holdings Ltd.	1,400	13,255
Sichuan Chuantou Energy Co. Ltd. Class A	13,499	30,864
Sinopharm Group Co. Ltd. Class H	33,200	85,053
Smoore International Holdings Ltd. (a) (b)	4,000	3,404
Songcheng Performance Development Co. Ltd. Class A	6,940	9,731
Sunny Optical Technology Group Co. Ltd.	1,393	7,111
TCL Technology Group Corp. Class A	35,020	22,477
Tencent Holdings Ltd.	6,978	270,866
Tencent Music Entertainment Group ADR (c)	859	9,612
Thunder Software Technology Co. Ltd. Class A (c)	600	4,271
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	1,300	4,283
Tianshui Huatian Technology Co. Ltd. Class A	6,200	6,592
Tingyi Cayman Islands Holding Corp.	30,000	32,888
Tongling Nonferrous Metals Group Co. Ltd. Class A	13,000	7,001
Tongwei Co. Ltd. Class A	8,200	27,897
Topchoice Medical Corp. Class A (c)	200	1,669

See accompanying notes to financial statements.
80

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Topsports International Holdings Ltd. (b)	5,000	$ 3,348
TravelSky Technology Ltd. Class H	7,000	8,479
Trip.com Group Ltd. (c)	684	30,169
Unigroup Guoxin Microelectronics Co. Ltd. Class A (c)	979	8,840
Vipshop Holdings Ltd. ADR	5,373	88,923
Walvax Biotechnology Co. Ltd. Class A	1,800	3,848
Wanhua Chemical Group Co. Ltd. Class A	1,000	11,081
Want Want China Holdings Ltd.	184,000	108,616
Weichai Power Co. Ltd. Class H	12,000	22,876
Western Securities Co. Ltd. Class A	17,000	15,828
Wintime Energy Group Co. Ltd. Class A (c)	74,300	13,611
Wuliangye Yibin Co. Ltd. Class A	4,200	88,565
WuXi AppTec Co. Ltd. Class H (b)	520	2,465
Wuxi Biologics Cayman, Inc. (b) (c)	1,000	1,827
Xiaomi Corp. Class B (b) (c)	32,000	61,085
Xinjiang Daqo New Energy Co. Ltd. Class A	5,579	20,747
XPeng, Inc. Class A (a) (c)	1,000	4,101
Yadea Group Holdings Ltd. (b)	24,000	38,884
Yankuang Energy Group Co. Ltd. Class H (a)	38,000	79,822
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	400	1,637
Yealink Network Technology Corp. Ltd. Class A	5,370	18,572
Yonyou Network Technology Co. Ltd. Class A	2,700	4,485
Yuexiu Property Co. Ltd.	11,960	6,586
Yum China Holdings, Inc.	1,188	47,271
Yunnan Baiyao Group Co. Ltd. Class A	1,640	11,407
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	600	19,057
Zhejiang Dahua Technology Co. Ltd. Class A	2,100	5,386
Zhejiang Expressway Co. Ltd. Class H	37,320	23,938
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,200	5,705
Zhejiang Supor Co. Ltd. Class A	1,000	7,878
Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,300	2,793
Zhejiang Zheneng Electric Power Co. Ltd. Class A (c)	23,800	21,340
Zhongji Innolight Co. Ltd. Class A	1,400	29,828
Security Description	Shares	Value
Zhongsheng Group Holdings Ltd.	4,500	$ 7,797
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,600	5,070
Zijin Mining Group Co. Ltd. Class A	10,900	24,171
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,947	2,153
ZTE Corp. Class A	8,400	31,759
ZTE Corp. Class H	3,480	6,936
ZTO Express Cayman, Inc. ADR	265	5,549
		10,794,265
COLOMBIA — 0.1%
Bancolombia SA	631	5,596
Bancolombia SA ADR	226	7,734
Bancolombia SA Preference Shares	2,403	20,441
Interconexion Electrica SA ESP	1,202	6,151
		39,922
CZECH REPUBLIC — 0.3%
CEZ AS (a)	3,124	111,681
Moneta Money Bank AS (b)	2,320	10,107
		121,788
EGYPT — 0.4%
Commercial International Bank - Egypt (CIB)	38,049	64,218
Commercial International Bank - Egypt (CIB) GDR (c)	65,318	104,117
Eastern Co. S.A.E.	16,304	9,287
		177,622
GREECE — 0.6%
Alpha Services & Holdings SA (c)	10,499	18,482
Eurobank Ergasias Services & Holdings SA Class A (c)	10,141	19,517
FF Group (c) (e)	491	—
Hellenic Telecommunications Organization SA	7,245	106,962
Jumbo SA	1,100	31,720
Motor Oil Hellas Corinth Refineries SA	369	11,007
National Bank of Greece SA (c)	2,294	17,977
OPAP SA	2,957	53,269
Piraeus Financial Holdings SA (c)	3,822	15,999
		274,933
HONG KONG — 0.1%
China Common Rich Renewable Energy Investments Ltd. (c) (e)	598,000	—
China Huishan Dairy Holdings Co. Ltd. (c) (e)	1,072,393	—

See accompanying notes to financial statements.
81

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Orient Overseas International Ltd.	3,000	$ 35,840
Sino Biopharmaceutical Ltd.	42,000	16,207
		52,047
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	3,664	29,726
OTP Bank Nyrt	660	30,390
Richter Gedeon Nyrt	832	21,116
		81,232
INDIA — 20.1%
ABB India Ltd.	322	24,558
Adani Ports & Special Economic Zone Ltd.	759	12,211
Ambuja Cements Ltd.	775	5,690
APL Apollo Tubes Ltd.	2,107	37,792
Apollo Hospitals Enterprise Ltd.	329	25,076
Asian Paints Ltd.	7,214	246,233
Aurobindo Pharma Ltd.	621	8,107
Axis Bank Ltd.	3,988	50,073
Bajaj Auto Ltd.	2,066	226,613
Bajaj Finance Ltd.	168	14,594
Bajaj Finserv Ltd.	484	9,540
Balkrishna Industries Ltd.	295	8,197
Bandhan Bank Ltd. (b)	1,374	2,965
Bank of Baroda	5,291	16,751
Berger Paints India Ltd.	4,986	34,258
Bharat Electronics Ltd.	51,050	123,337
Bharat Forge Ltd.	148	2,005
Bharat Petroleum Corp. Ltd.	4,326	31,246
Bharti Airtel Ltd.	16,149	237,891
Britannia Industries Ltd.	2,811	165,529
CG Power & Industrial Solutions Ltd.	9,511	61,683
Cipla Ltd.	6,292	112,932
Coal India Ltd.	28,748	149,630
Colgate-Palmolive India Ltd.	4,071	132,296
Container Corp. of India Ltd.	91	962
Cummins India Ltd.	1,623	58,501
Dabur India Ltd.	21,713	136,197
Divi's Laboratories Ltd.	781	32,263
Dr Reddy's Laboratories Ltd.	214	15,800
Dr Reddy's Laboratories Ltd. ADR	1,139	83,546
Eicher Motors Ltd.	1,979	95,371
GAIL India Ltd. GDR	1,070	13,803
Godrej Consumer Products Ltd.	738	11,077
Grasim Industries Ltd.	716	19,636
Havells India Ltd.	3,462	62,887
HCL Technologies Ltd.	22,921	424,204
HDFC Asset Management Co. Ltd. (b)	1,110	49,963
HDFC Bank Ltd.	3,238	56,213
HDFC Life Insurance Co. Ltd. (b)	1,749	13,282
Hero MotoCorp Ltd.	1,997	113,071
Security Description	Shares	Value
Hindalco Industries Ltd.	3,475	$ 23,343
Hindustan Aeronautics Ltd.	2,938	117,199
Hindustan Petroleum Corp. Ltd.	4,358	24,854
Hindustan Unilever Ltd.	14,501	393,697
ICICI Bank Ltd.	1,930	25,300
ICICI Bank Ltd. ADR	2,325	61,403
ICICI Lombard General Insurance Co. Ltd. (b)	3,173	64,086
Indian Hotels Co. Ltd.	3,478	24,652
Indian Oil Corp. Ltd.	16,133	32,449
Indian Railway Catering & Tourism Corp. Ltd.	3,765	41,969
Indraprastha Gas Ltd.	5,308	27,417
IndusInd Bank Ltd.	748	13,928
Infosys Ltd.	26,091	468,639
Infosys Ltd. ADR	23,802	426,770
ITC Ltd.	44,057	226,274
Jindal Steel & Power Ltd.	1,469	14,956
Jio Financial Services Ltd. (c)	9,085	38,534
JSW Steel Ltd.	1,830	18,216
Jubilant Foodworks Ltd.	386	2,077
Kotak Mahindra Bank Ltd.	3,477	74,436
Larsen & Toubro Ltd.	26	1,173
Larsen & Toubro Ltd. GDR	714	32,344
LTIMindtree Ltd. (b)	1,830	108,357
Lupin Ltd.	3,249	62,984
Mahindra & Mahindra Ltd.	69	1,590
Mahindra & Mahindra Ltd. GDR	961	22,391
Marico Ltd.	21,237	126,603
Maruti Suzuki India Ltd.	645	97,446
Max Healthcare Institute Ltd.	6,413	63,044
Mphasis Ltd.	1,499	42,921
MRF Ltd.	65	103,956
Nestle India Ltd.	8,172	256,945
NTPC Ltd.	8,754	35,246
Oil & Natural Gas Corp. Ltd.	12,890	41,428
Page Industries Ltd.	221	91,288
Persistent Systems Ltd.	2,040	97,461
Petronet LNG Ltd.	12,800	40,394
PI Industries Ltd.	910	42,199
Pidilite Industries Ltd.	4,690	169,527
Polycab India Ltd.	585	35,527
Power Finance Corp. Ltd.	4,006	18,745
Power Grid Corp. of India Ltd.	10,650	35,358
REC Ltd.	2,413	13,048
Reliance Industries Ltd.	1,915	68,233
Reliance Industries Ltd. GDR (b)	1,646	117,524
Samvardhana Motherson International Ltd.	1,692	2,376
SBI Life Insurance Co. Ltd. (b)	354	6,368
Shree Cement Ltd.	18	5,543
Shriram Finance Ltd.	246	6,960
Siemens Ltd.	603	38,854
SRF Ltd.	534	16,392
State Bank of India	1,469	13,251
State Bank of India GDR	380	34,466

See accompanying notes to financial statements.
82

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sun Pharmaceutical Industries Ltd.	6,377	$ 123,908
Tata Consultancy Services Ltd.	19,623	912,019
Tata Elxsi Ltd.	708	66,088
Tata Motors Ltd.	2,970	35,354
Tata Power Co. Ltd.	1,943	9,184
Tata Steel Ltd.	702	1,312
Tata Steel Ltd. GDR	2,415	44,798
Tech Mahindra Ltd.	10,897	163,071
Titan Co. Ltd.	6,247	284,762
Torrent Pharmaceuticals Ltd.	2,988	93,170
Trent Ltd.	1,022	48,378
Tube Investments of India Ltd.	1,441	64,560
TVS Motor Co. Ltd.	632	16,306
UltraTech Cement Ltd.	109	12,741
United Spirits Ltd.	128	1,741
UPL Ltd.	1,374	7,512
Varun Beverages Ltd.	6,016	100,884
Vedanta Ltd.	3,143	10,237
Wipro Ltd.	16,314	93,910
Yes Bank Ltd. (c)	34,627	9,632
		8,995,691
INDONESIA — 2.4%
Adaro Energy Indonesia Tbk. PT	276,900	47,154
Amman Mineral Internasional PT (c)	96,000	52,980
Astra International Tbk. PT	43,900	14,260
Bank Central Asia Tbk. PT	1,007,925	640,482
Bank Mandiri Persero Tbk. PT	45,700	20,897
Bank Negara Indonesia Persero Tbk. PT	27,100	10,085
Bank Rakyat Indonesia Persero Tbk. PT	115,349	44,015
Charoen Pokphand Indonesia Tbk. PT	16,000	5,298
GoTo Gojek Tokopedia Tbk. PT (c)	1,308,500	5,695
Indah Kiat Pulp & Paper Tbk. PT	10,800	6,522
Indofood Sukses Makmur Tbk. PT	22,200	8,926
Kalbe Farma Tbk. PT	308,900	28,737
Semen Indonesia Persero Tbk. PT	8,912	3,316
Sumber Alfaria Trijaya Tbk. PT	231,300	42,453
Telkom Indonesia Persero Tbk. PT	336,275	73,597
Unilever Indonesia Tbk. PT	150,800	25,680
United Tractors Tbk. PT	26,300	40,101
		1,070,198
KUWAIT — 1.0%
Agility Public Warehousing Co. KSC (c)	6,193	13,409
Kuwait Finance House KSCP	52,229	135,836
Mobile Telecommunications Co. KSCP	52,371	83,596
Security Description	Shares	Value
National Bank of Kuwait SAKP	66,304	$ 206,931
		439,772
LUXEMBOURG — 0.0% (f)
Reinet Investments SCA	689	16,673
MALAYSIA — 1.9%
AMMB Holdings Bhd.	13,200	11,630
Axiata Group Bhd.	4,404	2,503
CELCOMDIGI Bhd.	41,500	36,914
CIMB Group Holdings Bhd.	12,632	17,482
Genting Bhd.	9,700	9,673
Genting Malaysia Bhd.	8,500	4,903
Hong Leong Bank Bhd.	17,220	70,437
IHH Healthcare Bhd.	69,400	88,418
IOI Corp. Bhd.	9,900	8,262
Kuala Lumpur Kepong Bhd.	1,403	6,611
Malayan Banking Bhd.	83,840	170,939
Malaysia Airports Holdings Bhd.	17,307	36,201
Maxis Bhd.	12,900	9,185
MISC Bhd.	13,300	21,497
MR DIY Group M Bhd. (b)	110,750	35,099
Nestle Malaysia Bhd.	4,000	99,725
Petronas Chemicals Group Bhd.	9,600	13,772
Petronas Dagangan Bhd.	4,000	18,170
PPB Group Bhd.	10,660	35,136
Public Bank Bhd.	50,255	44,702
RHB Bank Bhd.	5,624	6,702
Sime Darby Bhd.	11,527	6,332
Sime Darby Plantation Bhd.	4,767	4,381
Telekom Malaysia Bhd.	16,059	20,392
Tenaga Nasional Bhd.	25,900	61,508
		840,574
MEXICO — 2.2%
Alfa SAB de CV Class A	37,995	28,276
America Movil SAB de CV	90,354	84,691
Arca Continental SAB de CV	355	3,875
Cemex SAB de CV (c)	54,856	48,415
Coca-Cola Femsa SAB de CV	649	6,262
Fibra Uno Administracion SA de CV REIT	11,954	19,856
Fomento Economico Mexicano SAB de CV	2,689	34,885
Gruma SAB de CV Class B	288	5,383
Grupo Aeroportuario del Centro Norte SAB de CV	3,555	34,950
Grupo Aeroportuario del Pacifico SAB de CV Class B	84	1,349
Grupo Aeroportuario del Sureste SAB de CV Class B	172	5,426
Grupo Bimbo SAB de CV Class A	16,496	77,876
Grupo Carso SAB de CV (a)	782	6,969
Grupo Financiero Banorte SAB de CV Class O	5,425	57,564
Grupo Financiero Inbursa SAB de CV Class O (c)	3,627	11,157

See accompanying notes to financial statements.
83

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Grupo Mexico SAB de CV Class B	6,272	$ 37,028
Industrias Penoles SAB de CV (a) (c)	492	6,955
Kimberly-Clark de Mexico SAB de CV Class A	1,707	3,964
Orbia Advance Corp. SAB de CV	1,885	3,939
Promotora y Operadora de Infraestructura SAB de CV	190	2,012
Southern Copper Corp. (a)	1,188	126,546
Wal-Mart de Mexico SAB de CV	93,731	377,817
		985,195
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR (a)	5,776	91,723
Credicorp Ltd.	614	104,030
		195,753
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	14,300	11,918
Ayala Corp.	510	5,806
Ayala Land, Inc.	5,600	3,213
Bank of the Philippine Islands	38,477	80,835
BDO Unibank, Inc.	22,416	61,608
International Container Terminal Services, Inc.	18,020	101,936
JG Summit Holdings, Inc.	7,614	4,930
Jollibee Foods Corp.	10,270	46,148
Manila Electric Co.	9,480	60,204
Metropolitan Bank & Trust Co.	16,116	18,678
PLDT, Inc.	416	10,138
SM Investments Corp.	755	13,054
SM Prime Holdings, Inc.	11,100	6,457
		424,925
POLAND — 0.6%
Bank Polska Kasa Opieki SA	209	9,531
Budimex SA	184	32,299
CD Projekt SA	103	3,019
Dino Polska SA (b) (c)	657	63,875
KGHM Polska Miedz SA	447	12,795
ORLEN SA	4,603	75,121
PGE Polska Grupa Energetyczna SA (c)	6,957	12,565
Powszechna Kasa Oszczednosci Bank Polski SA	1,135	16,890
Powszechny Zaklad Ubezpieczen SA	1,458	17,846
Santander Bank Polska SA	105	14,995
		258,936
QATAR — 1.1%
Barwa Real Estate Co.	4,450	3,373
Commercial Bank PSQC (c)	2,214	3,001
Dukhan Bank	21,870	23,185
Industries Qatar QSC	6,071	19,959
Security Description	Shares	Value
Masraf Al Rayan QSC	58,267	$ 37,991
Mesaieed Petrochemical Holding Co.	6,331	3,410
Ooredoo QPSC	25,303	73,664
Qatar Electricity & Water Co. QSC	16,142	71,954
Qatar Fuel QSC	18,785	76,203
Qatar Islamic Bank SAQ	8,128	42,415
Qatar National Bank QPSC	34,547	134,734
		489,889
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	817	5,643
RUSSIA — 0.0%
Alrosa PJSC (e)	72,138	—
Gazprom PJSC ADR (c) (e)	50,071	—
Inter RAO UES PJSC (e)	435,055	—
LUKOIL PJSC (e)	3,065	—
MMC Norilsk Nickel PJSC ADR (c) (e)	1,589	—
Mobile TeleSystems PJSC ADR (c) (e)	2,361	—
Moscow Exchange MICEX-Rates PJSC (e)	5,004	—
Novatek PJSC GDR (c) (e)	169	—
Novolipetsk Steel PJSC (c) (e)	6,756	—
Novolipetsk Steel PJSC GDR (c) (e)	2,685	—
PhosAgro PJSC GDR (c) (e)	401	—
Polyus PJSC (c) (e)	81	—
Polyus PJSC GDR (c) (e)	1,392	—
Rosneft Oil Co. PJSC (e)	15,529	—
Sberbank of Russia PJSC (e)	57,120	—
Severstal PAO GDR (c) (e)	5,724	—
Surgutneftegas PJSC ADR (c) (e)	9,158	—
Surgutneftegas PJSC Preference Shares ADR (c) (e)	34,802	—
Tatneft PJSC ADR (c) (e)	1,514	—
VTB Bank PJSC (c) (e)	32,335,040	—
Yandex NV Class A (c) (e)	480	—
		—
SAUDI ARABIA — 5.9%
ACWA Power Co.	150	13,558
Advanced Petrochemical Co.	2,983	31,178
Al Rajhi Bank	8,681	192,345
Alinma Bank	4,443	51,887
Arab National Bank	2,192	17,271
Arabian Internet & Communications Services Co.	886	89,344
Bank AlBilad	1,260	16,311
Bank Al-Jazira (c)	1,767	9,423
Banque Saudi Fransi	2,016	20,937

See accompanying notes to financial statements.
84

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Bupa Arabia for Cooperative Insurance Co.	2,063	$ 145,106
Co. for Cooperative Insurance	1,251	54,036
Dallah Healthcare Co.	353	16,622
Dar Al Arkan Real Estate Development Co. (c)	10,505	38,709
Dr Sulaiman Al Habib Medical Services Group Co.	1,598	133,618
Elm Co.	579	148,050
Etihad Etisalat Co.	10,086	141,454
Jarir Marketing Co.	35,883	140,643
Mobile Telecommunications Co. Saudi Arabia	20,508	69,007
Mouwasat Medical Services Co.	1,349	49,061
Nahdi Medical Co.	759	29,951
Riyad Bank	2,191	17,409
SABIC Agri-Nutrients Co.	6,022	196,853
Sahara International Petrochemical Co.	597	4,927
Saudi Arabian Mining Co. (c)	1,030	13,869
Saudi Arabian Oil Co. (b)	52,665	431,795
Saudi Awwal Bank	2,363	26,147
Saudi Basic Industries Corp.	5,734	119,404
Saudi Electricity Co.	13,000	68,561
Saudi Kayan Petrochemical Co. (c)	1,122	2,698
Saudi National Bank	7,724	84,026
Saudi Tadawul Group Holding Co.	45	3,273
Saudi Telecom Co.	21,133	223,135
Savola Group	260	3,917
Yanbu National Petrochemical Co.	1,894	18,811
		2,623,336
SOUTH AFRICA — 1.7%
Absa Group Ltd.	1,462	11,437
Anglo American Platinum Ltd. (a)	1,052	42,693
Aspen Pharmacare Holdings Ltd. (a)	920	10,658
Bid Corp. Ltd.	654	15,950
Bidvest Group Ltd. (a)	1,062	13,601
Capitec Bank Holdings Ltd.	1,140	126,171
Clicks Group Ltd.	3,878	60,641
Discovery Ltd.	815	5,192
Exxaro Resources Ltd.	4,360	38,907
FirstRand Ltd. (a)	10,893	35,510
Gold Fields Ltd.	1,218	19,547
Harmony Gold Mining Co. Ltd.	915	7,635
Impala Platinum Holdings Ltd. (a)	7,821	32,343
Kumba Iron Ore Ltd. (a)	1,256	30,661
MTN Group Ltd. (a)	3,900	19,306
Naspers Ltd. Class N	371	65,781
Nedbank Group Ltd. (a)	1,587	19,164
Northam Platinum Holdings Ltd.	2,676	15,959
Security Description	Shares	Value
Old Mutual Ltd.	22,413	$ 13,907
OUTsurance Group Ltd.	6,786	15,051
Remgro Ltd.	1,524	9,828
Sanlam Ltd. (a)	4,730	17,333
Sasol Ltd.	3,032	23,439
Shoprite Holdings Ltd. (a)	1,240	16,203
Sibanye Stillwater Ltd. (a)	27,166	31,117
Standard Bank Group Ltd.	3,933	38,474
Vodacom Group Ltd. (a)	1,302	6,776
Woolworths Holdings Ltd. (a)	3,171	9,915
		753,199
SOUTH KOREA — 8.7%
Amorepacific Corp.	51	4,591
Celltrion, Inc.	245	33,449
CJ CheilJedang Corp.	68	14,749
Coway Co. Ltd.	751	31,407
DB Insurance Co. Ltd.	493	35,265
Doosan Bobcat, Inc.	112	4,492
Doosan Enerbility Co. Ltd. (c)	372	4,841
GS Holdings Corp.	415	14,951
Hana Financial Group, Inc.	2,850	124,691
Hankook Tire & Technology Co. Ltd.	360	14,467
Hanmi Semiconductor Co. Ltd.	551	54,844
Hanwha Solutions Corp.	354	7,271
HD Hyundai Co. Ltd.	263	13,460
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (c)	137	12,232
HMM Co. Ltd.	2,509	29,353
Hyundai Engineering & Construction Co. Ltd.	395	9,756
Hyundai Glovis Co. Ltd.	78	10,464
Hyundai Mobis Co. Ltd.	293	56,913
Hyundai Motor Co.	753	132,562
Hyundai Motor Co. GDR	190	10,868
Hyundai Motor Co. Preference Shares	288	33,544
Hyundai Steel Co.	1,160	27,401
Industrial Bank of Korea	2,355	24,403
Kakao Corp.	310	12,527
Kangwon Land, Inc.	2,573	31,382
KB Financial Group, Inc.	658	34,360
KB Financial Group, Inc. ADR	2,323	120,959
Kia Corp.	1,182	98,335
Korea Aerospace Industries Ltd.	130	4,867
Korea Electric Power Corp.	2,548	41,828
Korea Electric Power Corp. ADR	3,565	29,696
Korea Investment Holdings Co. Ltd.	440	21,767
Korea Zinc Co. Ltd.	10	3,376
Korean Air Lines Co. Ltd.	486	7,834
Krafton, Inc. (c)	62	11,513
KT Corp.	1,178	33,207
KT&G Corp.	1,801	125,351
Kumho Petrochemical Co. Ltd.	88	9,184

See accompanying notes to financial statements.
85

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
LG Chem Ltd.	101	$ 33,010
LG Corp.	416	27,069
LG Display Co. Ltd. (c)	1,595	12,535
LG Display Co. Ltd. ADR	1,925	7,892
LG Electronics, Inc.	656	47,169
LG Energy Solution Ltd. (c)	59	17,596
LG H&H Co. Ltd.	45	12,919
LG Innotek Co. Ltd.	121	17,751
LG Uplus Corp.	4,746	35,430
Lotte Chemical Corp.	129	11,499
Meritz Financial Group, Inc.	248	15,050
Mirae Asset Securities Co. Ltd.	2,433	14,693
NAVER Corp.	220	30,575
NCSoft Corp.	53	8,110
Orion Corp.	587	40,027
POSCO Holdings, Inc.	141	44,094
POSCO Holdings, Inc. ADR	795	62,344
Posco International Corp.	70	2,766
Samsung Biologics Co. Ltd. (b) (c)	179	110,757
Samsung C&T Corp.	596	70,878
Samsung Electro-Mechanics Co. Ltd.	137	15,254
Samsung Electronics Co. Ltd.	13,395	803,949
Samsung Electronics Co. Ltd. Preference Shares	4,205	209,899
Samsung Engineering Co. Ltd. (c)	2,460	46,048
Samsung Fire & Marine Insurance Co. Ltd.	198	45,446
Samsung Heavy Industries Co. Ltd. (c)	1,767	11,314
Samsung Life Insurance Co. Ltd.	361	25,609
Samsung SDI Co. Ltd.	62	21,991
Samsung SDS Co. Ltd.	968	117,634
Samsung Securities Co. Ltd.	246	7,437
Shinhan Financial Group Co. Ltd.	692	24,262
Shinhan Financial Group Co. Ltd. ADR	2,810	99,727
SK Bioscience Co. Ltd. (c)	68	3,116
SK Hynix, Inc.	1,773	234,688
SK Innovation Co. Ltd. (c)	263	23,130
SK Square Co. Ltd. (c)	317	18,508
SK Telecom Co. Ltd.	2,135	84,528
SK, Inc.	529	71,751
S-Oil Corp.	165	9,548
Woori Financial Group, Inc.	4,507	48,845
Yuhan Corp.	1,026	58,988
		3,895,996
TAIWAN — 17.0%
Accton Technology Corp.	11,000	157,592
Acer, Inc.	11,258	16,410
Advantech Co. Ltd.	14,220	180,841
Security Description	Shares	Value
ASE Technology Holding Co. Ltd.	10,124	$ 49,033
Asia Cement Corp.	10,200	13,051
Asustek Computer, Inc.	7,000	92,630
AUO Corp.	24,600	13,913
Catcher Technology Co. Ltd.	13,000	88,350
Cathay Financial Holding Co. Ltd.	35,179	53,038
Chailease Holding Co. Ltd.	1,838	9,849
Chang Hwa Commercial Bank Ltd.	13,821	7,838
Cheng Shin Rubber Industry Co. Ltd.	6,000	9,318
China Development Financial Holding Corp. (c)	66,300	28,692
China Steel Corp.	47,440	35,280
Chunghwa Telecom Co. Ltd.	62,540	245,247
Compal Electronics, Inc.	112,000	134,035
CTBC Financial Holding Co. Ltd.	51,900	52,543
Delta Electronics, Inc.	3,623	38,773
E Ink Holdings, Inc.	12,000	85,116
E.Sun Financial Holding Co. Ltd.	106,704	90,522
Eclat Textile Co. Ltd.	2,379	40,662
eMemory Technology, Inc.	1,000	74,992
Evergreen Marine Corp. Taiwan Ltd.	13,626	74,935
Far Eastern New Century Corp.	8,560	8,840
Far EasTone Telecommunications Co. Ltd.	68,449	173,029
Feng TAY Enterprise Co. Ltd.	8,037	39,678
First Financial Holding Co. Ltd.	260,484	224,643
Formosa Chemicals & Fibre Corp.	10,000	17,092
Formosa Petrochemical Corp.	13,000	27,866
Formosa Plastics Corp.	17,000	36,174
Fubon Financial Holding Co. Ltd.	19,703	42,665
Gigabyte Technology Co. Ltd.	1,000	9,780
Global Unichip Corp.	2,000	76,242
Globalwafers Co. Ltd.	4,000	69,367
Hon Hai Precision Industry Co. Ltd.	70,730	343,666
Hua Nan Financial Holdings Co. Ltd.	194,116	138,899
Innolux Corp.	37,065	17,604
Inventec Corp.	12,000	21,935
Lite-On Technology Corp.	4,952	16,402
MediaTek, Inc.	19,877	720,462
Mega Financial Holding Co. Ltd.	72,219	90,828
Micro-Star International Co. Ltd.	3,000	15,655
Nan Ya Plastics Corp.	12,000	20,660
Nanya Technology Corp.	3,000	6,337
Nien Made Enterprise Co. Ltd.	3,000	33,278
Novatek Microelectronics Corp.	10,000	184,042
Pegatron Corp.	16,000	49,845
PharmaEssentia Corp. (c)	1,000	9,999
Pou Chen Corp.	25,000	28,317

See accompanying notes to financial statements.
86

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
President Chain Store Corp.	24,000	$ 199,103
Quanta Computer, Inc.	7,000	61,243
Realtek Semiconductor Corp.	8,000	139,235
Ruentex Development Co. Ltd.	5,968	6,536
Shanghai Commercial & Savings Bank Ltd.	13,295	20,044
Shin Kong Financial Holding Co. Ltd. (c)	79,657	20,061
SinoPac Financial Holdings Co. Ltd.	42,627	28,637
Synnex Technology International Corp.	26,900	65,898
Taishin Financial Holding Co. Ltd.	19,759	11,082
Taiwan Business Bank	59,464	29,543
Taiwan Cement Corp.	28,019	27,753
Taiwan Cooperative Financial Holding Co. Ltd.	203,937	165,681
Taiwan High Speed Rail Corp.	39,000	36,741
Taiwan Mobile Co. Ltd.	68,542	218,454
Taiwan Semiconductor Manufacturing Co. Ltd.	66,495	1,597,783
Unimicron Technology Corp.	18,000	106,863
Uni-President Enterprises Corp.	38,164	91,107
United Microelectronics Corp.	171,000	277,845
Vanguard International Semiconductor Corp.	16,000	42,395
Voltronic Power Technology Corp.	1,000	51,557
Walsin Lihwa Corp.	13,000	15,192
Wan Hai Lines Ltd.	10,100	13,886
Winbond Electronics Corp.	3,120	2,632
Wistron Corp.	10,000	37,652
Wiwynn Corp.	2,000	136,860
WPG Holdings Ltd.	36,280	108,828
Yageo Corp.	953	17,688
Yang Ming Marine Transport Corp.	16,000	22,048
Yuanta Financial Holding Co. Ltd.	30,136	28,344
Zhen Ding Technology Holding Ltd.	3,000	11,717
		7,608,373
THAILAND — 2.3%
Advanced Info Service PCL	31,722	177,356
Airports of Thailand PCL	41,600	74,393
Airports of Thailand PCL NVDR	54,770	97,944
Asset World Corp. PCL	5,400	610
Bangkok Dusit Medical Services PCL Class F	92,392	71,533
Bangkok Expressway & Metro PCL	85,780	18,808
Bumrungrad Hospital PCL	18,764	114,680
Central Retail Corp. PCL	23,334	23,022
Central Retail Corp. PCL NVDR	5,563	5,489
Charoen Pokphand Foods PCL	16,386	8,173
CP ALL PCL	15,461	23,093
Security Description	Shares	Value
Delta Electronics Thailand PCL	46,200	$ 91,482
Energy Absolute PCL	900	845
Energy Absolute PCL NVDR	2,100	1,971
Home Product Center PCL	192,474	56,443
Indorama Ventures PCL	1,400	917
Indorama Ventures PCL NVDR	5,100	3,341
Intouch Holdings PCL	55,902	105,331
Kasikornbank PCL	4,000	13,594
Krung Thai Bank PCL	25,568	11,772
Minor International PCL	885	800
Minor International PCL NVDR	2,661	2,407
PTT Exploration & Production PCL	1,828	7,465
PTT Global Chemical PCL	11,662	12,145
PTT Oil & Retail Business PCL	47,100	22,719
PTT PCL	37,560	34,485
SCB X PCL	3,075	9,607
Siam Cement PCL	3,724	26,026
Siam Cement PCL NVDR	1,200	8,386
Thai Oil PCL	6,279	10,110
True Corp. PCL (c)	17,465	3,686
		1,038,633
TURKEY — 0.8%
Akbank TAS	10,575	15,291
Aselsan Elektronik Sanayi Ve Ticaret AS	33,060	56,663
BIM Birlesik Magazalar AS	7,831	85,083
Eregli Demir ve Celik Fabrikalari TAS (c)	4,120	5,364
Ford Otomotiv Sanayi AS	705	25,169
Haci Omer Sabanci Holding AS	16,133	41,340
KOC Holding AS (c)	1,463	9,198
Sasa Polyester Sanayi AS (c)	6,036	8,023
Tofas Turk Otomobil Fabrikasi AS (c)	1,762	14,855
Turk Hava Yollari AO (c)	1,850	17,026
Turkiye Is Bankasi AS Class C	53,266	18,490
Turkiye Petrol Rafinerileri AS	1,741	9,520
Turkiye Sise ve Cam Fabrikalari AS	15,834	22,259
Yapi ve Kredi Bankasi AS (c)	19,758	16,795
		345,076
UNITED ARAB EMIRATES — 1.8%
Abu Dhabi Commercial Bank PJSC	10,972	25,098
Abu Dhabi Islamic Bank PJSC	4,394	13,066
Abu Dhabi National Oil Co. for Distribution PJSC	165,485	164,034
Aldar Properties PJSC	53,851	80,948
Americana Restaurants International PLC	38,980	34,923
Dubai Islamic Bank PJSC	87,906	139,799
Emaar Properties PJSC	14,420	32,004
Emirates NBD Bank PJSC	15,410	72,598
Emirates Telecommunications Group Co. PJSC	18,358	91,585

See accompanying notes to financial statements.
87

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
First Abu Dhabi Bank PJSC	27,895	$ 101,790
Multiply Group PJSC (c)	49,022	29,903
		785,748
UNITED KINGDOM — 0.0% (f)
Anglogold Ashanti PLC	599	13,371
UNITED STATES — 0.1%
JBS SA	7,168	30,788
Legend Biotech Corp. ADR (c)	624	35,000
		65,788
TOTAL COMMON STOCKS (Cost $40,530,911)		44,834,384

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (g) (h)	58,265	58,283
State Street Navigator Securities Lending Portfolio II (i) (j)	338,175	338,175
TOTAL SHORT-TERM INVESTMENTS (Cost $396,458)		396,458
TOTAL INVESTMENTS — 101.0% (Cost $40,927,369)		45,230,842
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(468,162)
NET ASSETS — 100.0%		$ 44,762,680

(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.4% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$43,915,289	$919,095	$ 0(a)	$44,834,384
Short-Term Investments	396,458	—	—	396,458
TOTAL INVESTMENTS	$ 44,311,747	$919,095	$ 0	$45,230,842
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.

See accompanying notes to financial statements.
88

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Sector Breakdown as of March 31, 2024

% of Net Assets
Information Technology	23.5%
Financials	21.6
Consumer Staples	10.1
Consumer Discretionary	9.7
Communication Services	7.8
Materials	7.4
Industrials	6.4
Energy	5.4
Health Care	4.6
Utilities	2.8
Real Estate	0.8
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	134,554	$134,581	$2,015,172	$2,091,326	$(144)	$—	58,265	$ 58,283	$3,400
State Street Navigator Securities Lending Portfolio II	710,915	710,915	4,979,889	5,352,629	—	—	338,175	338,175	1,299
Total		$845,496	$6,995,061	$7,443,955	$(144)	$—		$396,458	$4,699
See accompanying notes to financial statements.
89

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.7%
Ampol Ltd.	464	$ 12,045
ANZ Group Holdings Ltd.	3,891	74,632
APA Group Stapled Security	1,295	7,105
Aristocrat Leisure Ltd.	443	12,428
ASX Ltd. (a)	488	21,146
Aurizon Holdings Ltd.	5,786	15,099
BHP Group Ltd.	12,763	368,618
BlueScope Steel Ltd.	1,022	15,902
Brambles Ltd.	1,163	12,254
Cochlear Ltd.	37	8,147
Coles Group Ltd.	1,712	18,920
Commonwealth Bank of Australia	1,397	109,678
Computershare Ltd.	690	11,754
Dexus REIT (a)	1,076	5,553
Endeavour Group Ltd. (a)	1,350	4,853
Fortescue Ltd.	4,919	82,475
Glencore PLC	36,673	201,662
Goodman Group REIT	1,055	23,271
GPT Group REIT	614	1,831
Macquarie Group Ltd.	147	19,152
Medibank Pvt Ltd.	3,782	9,277
Mirvac Group REIT	2,415	3,718
National Australia Bank Ltd.	3,274	73,990
Orica Ltd.	1,315	15,665
Origin Energy Ltd.	127	762
Pilbara Minerals Ltd. (a)	490	1,224
QBE Insurance Group Ltd.	154	1,822
Ramsay Health Care Ltd.	192	7,079
REA Group Ltd. (a)	165	19,965
Rio Tinto Ltd. (a)	926	73,558
Rio Tinto PLC	3,187	201,983
Santos Ltd.	4,123	20,846
Scentre Group REIT	1,428	3,158
Sonic Healthcare Ltd.	1,046	20,070
South32 Ltd.	6,547	12,814
Stockland REIT	1,105	3,496
Suncorp Group Ltd.	1,252	13,379
Telstra Group Ltd.	9,203	23,176
Transurban Group Stapled Security	1,032	8,968
Treasury Wine Estates Ltd.	1,210	9,828
Washington H Soul Pattinson & Co. Ltd. (a)	1,082	23,725
Wesfarmers Ltd.	2,798	124,858
Westpac Banking Corp.	5,109	86,994
Woodside Energy Group Ltd. (a)	5,672	112,863
Woolworths Group Ltd.	1,064	23,025
		1,922,768
AUSTRIA — 0.1%
Erste Group Bank AG	653	29,127
Mondi PLC	990	17,452
OMV AG	429	20,321
Verbund AG	105	7,683
Security Description	Shares	Value
voestalpine AG	65	$ 1,825
		76,408
BELGIUM — 0.2%
Ageas SA	334	15,482
Anheuser-Busch InBev SA	463	28,232
Elia Group SA	80	8,640
Groupe Bruxelles Lambert NV	114	8,626
KBC Group NV	271	20,318
Liberty Global Ltd. Class C (b)	1,168	20,604
Sofina SA (a)	62	13,928
Syensqo SA (b)	34	3,223
UCB SA	1,039	128,370
Umicore SA	263	5,679
		253,102
BRAZIL — 0.0% (c)
Wheaton Precious Metals Corp. (a)	706	33,285
Yara International ASA	178	5,626
		38,911
CANADA — 3.2%
Agnico Eagle Mines Ltd. (a)	429	25,605
Alimentation Couche-Tard, Inc. (a)	1,882	107,517
AltaGas Ltd. (a)	594	13,133
ARC Resources Ltd. (a)	2,055	36,673
Bank of Montreal (a)	898	87,759
Bank of Nova Scotia	1,600	82,847
Barrick Gold Corp.	5,029	83,727
BCE, Inc.	1,245	42,348
Brookfield Asset Management Ltd. Class A (a)	219	9,208
Brookfield Corp. (a)	1,317	55,162
Cameco Corp.	70	3,033
Canadian Apartment Properties REIT	118	4,054
Canadian Imperial Bank of Commerce	1,067	54,144
Canadian National Railway Co. (a)	1,248	164,497
Canadian Natural Resources Ltd. (a)	732	55,893
Canadian Pacific Kansas City Ltd. (a)	1,865	164,594
Canadian Tire Corp. Ltd. Class A (a)	20	1,997
Canadian Utilities Ltd. Class A (a)	460	10,487
CCL Industries, Inc. Class B (a)	60	3,070
Cenovus Energy, Inc.	1,493	29,877
CGI, Inc. (b)	2,841	313,733
Constellation Software, Inc.	49	133,974
Descartes Systems Group, Inc. (a) (b)	380	34,792
Dollarama, Inc. (a)	560	42,702
Emera, Inc.	304	10,709
Empire Co. Ltd. Class A (a)	942	23,027
Enbridge, Inc. (a)	1,475	53,354

See accompanying notes to financial statements.
90

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Fairfax Financial Holdings Ltd. (a)	63	$ 67,974
Fortis, Inc. (a)	535	21,159
Franco-Nevada Corp.	1,018	121,415
George Weston Ltd. (a)	180	24,343
Great-West Lifeco, Inc. (a)	682	21,832
Hydro One Ltd. (a) (d)	4,256	124,228
iA Financial Corp., Inc.	235	14,613
Imperial Oil Ltd. (a)	200	13,808
Intact Financial Corp.	1,281	208,292
Keyera Corp. (a)	480	12,376
Kinross Gold Corp. (a)	2,162	13,276
Loblaw Cos. Ltd. (a)	873	96,832
Magna International, Inc. (a)	480	26,173
Manulife Financial Corp. (a)	2,387	59,673
Metro, Inc. REIT (a)	808	43,420
National Bank of Canada	235	19,807
Northland Power, Inc. (a)	354	5,789
Nutrien Ltd. (a)	687	37,359
Open Text Corp. (a)	430	16,701
Pan American Silver Corp. (a)	484	7,303
Parkland Corp.	358	11,413
Pembina Pipeline Corp. (a)	720	25,437
Power Corp. of Canada (a)	860	24,137
Quebecor, Inc. Class B (a)	342	7,503
RB Global, Inc. (a)	118	8,996
RioCan Real Estate Investment Trust	758	10,346
Rogers Communications, Inc. Class B	996	40,848
Royal Bank of Canada (a)	1,364	137,705
Saputo, Inc. (a)	80	1,575
Shopify, Inc. Class A (a) (b)	53	4,093
Sun Life Financial, Inc.	190	10,377
Suncor Energy, Inc.	1,543	57,000
TC Energy Corp. (a)	749	30,132
Teck Resources Ltd. Class B	457	20,938
TELUS Corp. (e)	5,251	84,086
TELUS Corp. (b) (e)	159	2,546
TFI International, Inc. (a)	128	20,431
Thomson Reuters Corp. (a)	1,859	289,582
TMX Group Ltd. (a)	236	6,231
Toronto-Dominion Bank	2,701	163,168
Tourmaline Oil Corp. (a)	904	42,306
West Fraser Timber Co. Ltd. (a)	128	11,063
		3,614,202
CHILE — 0.0% (c)
Lundin Mining Corp. (a)	252	2,581
CHINA — 0.1%
BOC Hong Kong Holdings Ltd.	30,500	81,643
ESR Group Ltd. (a) (d)	1,600	1,711
NXP Semiconductors NV	121	29,980
Prosus NV	510	16,014
SITC International Holdings Co. Ltd.	6,000	10,963
Wharf Holdings Ltd. (a)	1,000	3,284
Security Description	Shares	Value
Wilmar International Ltd.	3,100	$ 7,879
		151,474
DENMARK — 1.3%
AP Moller - Maersk AS Class A	40	51,169
AP Moller - Maersk AS Class B	13	16,929
Carlsberg AS Class B	187	25,549
Coloplast AS Class B	83	11,205
Danske Bank AS	1,125	33,653
DSV AS	357	57,997
Genmab AS (b)	112	33,795
Novo Nordisk AS Class B	8,749	1,116,411
Novonesis (Novozymes) B Class B	563	33,031
Orsted AS (b) (d)	131	7,291
Pandora AS	237	38,245
Rockwool AS Class B (b)	35	11,499
Tryg AS	1,780	36,649
Vestas Wind Systems AS (b)	408	11,402
		1,484,825
FINLAND — 0.4%
Elisa OYJ	2,231	99,632
Fortum OYJ (a)	1,687	20,852
Kesko OYJ Class B	30	561
Kone OYJ Class B	1,366	63,644
Neste OYJ	1,014	27,488
Nokia OYJ (e)	9,086	32,294
Nokia OYJ (e)	2,754	9,802
Nordea Bank Abp (a) (e)	2,813	31,359
Nordea Bank Abp (e)	463	5,235
Orion OYJ Class B	267	9,969
Sampo OYJ Class A	2,883	123,035
Stora Enso OYJ Class R	972	13,526
UPM-Kymmene OYJ	484	16,136
Wartsila OYJ Abp	441	6,711
		460,244
FRANCE — 2.3%
Air Liquide SA	522	108,716
Airbus SE	239	44,066
Alstom SA (a)	421	6,425
Arkema SA	31	3,266
AXA SA	2,601	97,798
BioMerieux	93	10,270
BNP Paribas SA	2,355	167,508
Bollore SE	7,604	50,834
Bouygues SA	531	21,695
Capgemini SE	82	18,890
Carrefour SA	1,479	25,357
Cie de Saint-Gobain SA	653	50,728
Cie Generale des Etablissements Michelin SCA	832	31,917
Credit Agricole SA	2,919	43,555
Danone SA	556	35,963
Dassault Aviation SA	46	10,135
Dassault Systemes SE	138	6,117

See accompanying notes to financial statements.
91

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Eiffage SA	29	$ 3,293
Engie SA	2,413	40,420
EssilorLuxottica SA	109	24,686
Eurazeo SE	108	9,477
Gecina SA REIT	5	511
Getlink SE	221	3,766
Hermes International SCA	68	173,759
Ipsen SA	40	4,765
Kering SA	139	54,996
Klepierre SA REIT	343	8,891
Legrand SA	37	3,925
L'Oreal SA	502	237,819
LVMH Moet Hennessy Louis Vuitton SE	508	457,401
Orange SA	26,166	307,687
Pernod Ricard SA	146	23,644
Publicis Groupe SA	87	9,495
Renault SA	879	44,423
Safran SA	120	27,223
Sartorius Stedim Biotech (b)	68	19,410
Societe Generale SA	2,689	72,051
Sodexo SA	9	773
Teleperformance SE	33	3,210
Thales SA	74	12,631
TotalEnergies SE	2,688	184,256
Unibail-Rodamco-Westfield REIT (b)	217	17,460
Veolia Environnement SA	863	28,082
Vinci SA	342	43,865
Vivendi SE	4,006	43,697
Worldline SA (b) (d)	251	3,112
		2,597,968
GERMANY — 2.2%
adidas AG	104	23,250
Allianz SE	455	136,511
BASF SE	1,333	76,200
Bayer AG	1,717	52,719
Bayerische Motoren Werke AG	671	77,512
Bayerische Motoren Werke AG Preference Shares	127	13,634
Bechtle AG	49	2,592
Beiersdorf AG	181	26,380
Brenntag SE	214	18,046
Commerzbank AG	2,330	32,034
Continental AG	299	21,603
Covestro AG (b) (d)	220	12,042
Daimler Truck Holding AG	918	46,558
Deutsche Bank AG	5,287	83,263
Deutsche Boerse AG	113	23,145
Deutsche Lufthansa AG (b)	1,009	7,934
Deutsche Post AG	1,245	53,670
Deutsche Telekom AG	21,795	529,618
Dr Ing hc F Porsche AG Preference Shares (d)	227	22,623
E.ON SE	2,542	35,374
Fresenius Medical Care AG	365	14,053
Security Description	Shares	Value
Fresenius SE & Co. KGaA	788	$ 21,276
GEA Group AG	146	6,179
Hannover Rueck SE	386	105,762
Heidelberg Materials AG	227	24,994
Henkel AG & Co. KGaA Preference Shares	194	15,609
Infineon Technologies AG	679	23,111
Knorr-Bremse AG	230	17,413
LEG Immobilien SE (b)	66	5,672
Mercedes-Benz Group AG	1,847	147,233
Merck KGaA	81	14,312
MTU Aero Engines AG	47	11,939
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	198	96,720
Nemetschek SE	60	5,943
Porsche Automobil Holding SE Preference Shares	472	25,039
Puma SE	24	1,089
Rational AG	8	6,903
Rheinmetall AG	7	3,939
RWE AG	611	20,760
SAP SE	1,616	314,953
Sartorius AG Preference Shares (b)	14	5,573
Siemens AG	477	91,163
Siemens Energy AG (b)	801	14,711
Siemens Healthineers AG (b) (d)	243	14,886
Symrise AG	135	16,177
Volkswagen AG	114	17,434
Volkswagen AG Preference Shares	1,024	135,851
Vonovia SE	714	21,129
Zalando SE (b) (d)	256	7,324
		2,501,855
HONG KONG — 0.8%
AIA Group Ltd.	6,400	42,972
CK Asset Holdings Ltd.	3,178	13,075
CK Infrastructure Holdings Ltd.	500	2,926
CLP Holdings Ltd.	14,000	111,532
Hang Lung Properties Ltd.	2,000	2,049
Hang Seng Bank Ltd.	9,700	106,154
Henderson Land Development Co. Ltd.	2,000	5,699
HKT Trust & HKT Ltd. Stapled Security	49,540	57,791
Hong Kong & China Gas Co. Ltd.	106,277	80,525
Hong Kong Exchanges & Clearing Ltd.	2,671	77,743
Hongkong Land Holdings Ltd.	3,200	9,824
Jardine Matheson Holdings Ltd.	2,200	82,060
Link REIT	5,510	23,690
MTR Corp. Ltd.	18,538	61,111
Power Assets Holdings Ltd.	17,000	99,483
Prudential PLC	2,372	22,263
Sino Land Co. Ltd.	22,776	23,659

See accompanying notes to financial statements.
92

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sun Hung Kai Properties Ltd.	2,500	$ 24,101
Swire Pacific Ltd. Class A	1,000	8,229
Swire Properties Ltd.	1,800	3,781
Techtronic Industries Co. Ltd.	1,000	13,557
WH Group Ltd. (d)	32,072	21,145
Wharf Real Estate Investment Co. Ltd.	2,000	6,504
		899,873
IRELAND — 0.1%
AerCap Holdings NV (b)	157	13,645
AIB Group PLC	780	3,962
Bank of Ireland Group PLC	1,164	11,880
Kerry Group PLC Class A	234	20,076
Kingspan Group PLC	128	11,676
Smurfit Kappa Group PLC	296	13,513
		74,752
ISRAEL — 0.3%
Azrieli Group Ltd.	185	13,407
Bank Hapoalim BM	3,363	31,650
Bank Leumi Le-Israel BM	5,591	46,651
Check Point Software Technologies Ltd. (b)	984	161,386
Elbit Systems Ltd.	32	6,709
ICL Group Ltd.	7,158	37,981
Israel Discount Bank Ltd. Class A	3,308	17,182
Mizrahi Tefahot Bank Ltd.	341	12,835
Nice Ltd. (b)	32	8,361
Teva Pharmaceutical Industries Ltd. (b)	1,744	24,820
		360,982
ITALY — 0.8%
Assicurazioni Generali SpA	2,458	62,278
Banco BPM SpA	1,017	6,775
Coca-Cola HBC AG	253	8,000
DiaSorin SpA	73	7,056
Enel SpA	7,075	46,755
Eni SpA (a)	7,350	116,276
Ferrari NV	579	252,629
FinecoBank Banca Fineco SpA	924	13,856
Infrastrutture Wireless Italiane SpA (d)	3,830	43,556
Intesa Sanpaolo SpA	27,238	98,929
Leonardo SpA	180	4,526
Mediobanca Banca di Credito Finanziario SpA	1,883	28,085
Moncler SpA	425	31,754
Poste Italiane SpA (d)	630	7,896
Prysmian SpA	69	3,606
Recordati Industria Chimica e Farmaceutica SpA	386	21,361
Telecom Italia SpA (a) (b)	50,213	12,207
Terna - Rete Elettrica Nazionale	1,255	10,382
UniCredit SpA	2,691	102,228
		878,155
Security Description	Shares	Value
JAPAN — 7.8%
Advantest Corp.	1,600	$ 70,779
Aeon Co. Ltd.	1,200	28,417
AGC, Inc.	500	18,111
Aisin Corp.	100	4,068
Ajinomoto Co., Inc.	400	14,885
ANA Holdings, Inc.	200	4,176
Asahi Group Holdings Ltd.	400	14,653
Asahi Kasei Corp.	2,400	17,555
Astellas Pharma, Inc.	1,400	15,032
Bandai Namco Holdings, Inc.	2,000	36,975
Bridgestone Corp.	1,000	44,210
Brother Industries Ltd.	3,000	55,482
Canon, Inc. (a)	9,200	273,608
Capcom Co. Ltd.	600	11,204
Central Japan Railway Co.	8,100	200,807
Chiba Bank Ltd. (a)	6,800	56,500
Chubu Electric Power Co., Inc.	6,400	83,497
Chugai Pharmaceutical Co. Ltd.	1,600	60,957
Concordia Financial Group Ltd.	11,600	58,190
Dai Nippon Printing Co. Ltd.	400	12,216
Daifuku Co. Ltd.	300	7,154
Dai-ichi Life Holdings, Inc. (a)	1,300	33,070
Daiichi Sankyo Co. Ltd.	400	12,681
Daikin Industries Ltd.	100	13,618
Daito Trust Construction Co. Ltd.	100	11,378
Daiwa House Industry Co. Ltd. (a)	600	17,788
Daiwa Securities Group, Inc.	2,600	19,687
Denso Corp.	2,400	45,750
Dentsu Group, Inc.	100	2,769
Disco Corp.	200	72,933
East Japan Railway Co.	6,600	126,444
Eisai Co. Ltd.	100	4,117
ENEOS Holdings, Inc.	19,700	94,592
FANUC Corp.	100	2,788
Fuji Electric Co. Ltd.	100	6,673
FUJIFILM Holdings Corp.	9,900	221,621
Fujitsu Ltd.	1,000	15,973
Hamamatsu Photonics KK	1,300	45,645
Hankyu Hanshin Holdings, Inc.	500	14,312
Hirose Electric Co. Ltd.	300	30,724
Hitachi Ltd.	900	81,797
Honda Motor Co. Ltd.	10,800	132,980
Hoya Corp.	600	74,670
Idemitsu Kosan Co. Ltd.	2,500	17,064
Iida Group Holdings Co. Ltd. (a)	200	2,579
Inpex Corp.	1,300	19,752
Isuzu Motors Ltd.	700	9,431
ITOCHU Corp. (a)	1,800	76,879
Japan Airlines Co. Ltd.	500	9,485
Japan Exchange Group, Inc.	1,500	40,487
Japan Metropolitan Fund Invest REIT	2	1,246
Japan Post Bank Co. Ltd.	8,200	88,044
Japan Post Holdings Co. Ltd.	6,600	66,395
Japan Post Insurance Co. Ltd.	1,200	22,911

See accompanying notes to financial statements.
93

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Japan Real Estate Investment Corp. REIT	1	$ 3,561
Japan Tobacco, Inc.	1,600	42,583
JFE Holdings, Inc.	2,000	33,017
Kajima Corp.	200	4,090
Kansai Electric Power Co., Inc.	2,000	28,399
Kao Corp.	600	22,423
Kawasaki Kisen Kaisha Ltd. (a)	900	12,087
KDDI Corp.	9,200	271,602
Keisei Electric Railway Co. Ltd.	200	8,106
Keyence Corp.	300	138,934
Kintetsu Group Holdings Co. Ltd. (a)	1,100	31,980
Kirin Holdings Co. Ltd.	600	8,333
Kobe Bussan Co. Ltd.	200	4,900
Koito Manufacturing Co. Ltd.	200	2,689
Komatsu Ltd.	600	17,693
Kubota Corp.	700	10,946
Kyocera Corp.	13,600	180,935
Lasertec Corp.	200	56,731
LY Corp.	2,500	6,318
M3, Inc.	600	8,599
Marubeni Corp.	2,900	50,021
Mazda Motor Corp.	1,300	15,131
McDonald's Holdings Co. Japan Ltd.	1,100	49,423
MEIJI Holdings Co. Ltd.	700	15,263
MISUMI Group, Inc.	200	2,777
Mitsubishi Chemical Group Corp.	3,100	18,830
Mitsubishi Corp.	5,400	124,274
Mitsubishi Electric Corp.	2,800	46,650
Mitsubishi Estate Co. Ltd.	500	9,069
Mitsubishi Heavy Industries Ltd.	4,000	36,076
Mitsubishi UFJ Financial Group, Inc.	16,600	168,364
Mitsui & Co. Ltd.	2,000	93,072
Mitsui Chemicals, Inc. (a)	500	14,622
Mitsui Fudosan Co. Ltd.	1,800	19,309
Mitsui OSK Lines Ltd. (a)	1,300	39,615
Mizuho Financial Group, Inc.	12,740	251,525
MonotaRO Co. Ltd.	700	8,395
MS&AD Insurance Group Holdings, Inc.	1,800	31,690
Murata Manufacturing Co. Ltd.	2,000	37,457
NEC Corp.	2,200	160,118
Nexon Co. Ltd.	400	6,634
NIDEC Corp.	100	4,112
Nintendo Co. Ltd.	4,900	267,396
Nippon Building Fund, Inc. REIT	1	3,997
NIPPON EXPRESS HOLDINGS, Inc.	100	5,094
Nippon Paint Holdings Co. Ltd.	400	2,866
Nippon Prologis REIT, Inc.	10	17,814
Nippon Steel Corp. (a)	1,400	33,570
Nippon Telegraph & Telephone Corp.	318,200	378,447
Nippon Yusen KK (a)	1,600	43,873
Security Description	Shares	Value
Nissan Chemical Corp.	100	$ 3,776
Nissan Motor Co. Ltd. (a)	7,700	30,384
Nissin Foods Holdings Co. Ltd. (a)	300	8,266
Nitori Holdings Co. Ltd. (a)	100	15,078
Nitto Denko Corp.	100	9,102
Nomura Holdings, Inc.	3,500	22,298
Nomura Real Estate Holdings, Inc.	200	5,633
Nomura Real Estate Master Fund, Inc. REIT	1	988
Nomura Research Institute Ltd.	500	14,064
NTT Data Group Corp.	1,600	25,314
Obic Co. Ltd.	900	135,673
Odakyu Electric Railway Co. Ltd.	1,400	19,255
Olympus Corp.	200	2,872
Omron Corp.	100	3,563
Ono Pharmaceutical Co. Ltd. (a)	1,900	31,096
Oracle Corp.	500	37,481
Oriental Land Co. Ltd.	300	9,588
ORIX Corp.	2,300	50,120
Osaka Gas Co. Ltd.	4,200	94,298
Otsuka Corp.	2,800	59,221
Otsuka Holdings Co. Ltd.	1,500	62,153
Pan Pacific International Holdings Corp.	2,900	76,742
Panasonic Holdings Corp.	3,600	34,217
Rakuten Group, Inc. (b)	600	3,394
Recruit Holdings Co. Ltd.	598	26,193
Renesas Electronics Corp.	500	8,867
Resona Holdings, Inc.	5,100	31,406
Ricoh Co. Ltd.	6,300	55,842
SBI Holdings, Inc.	100	2,613
SCSK Corp.	3,200	59,350
Secom Co. Ltd.	1,700	123,109
Seiko Epson Corp. (a)	3,600	62,678
Sekisui Chemical Co. Ltd.	100	1,459
Sekisui House Ltd.	800	18,152
Seven & i Holdings Co. Ltd.	2,600	37,794
SG Holdings Co. Ltd.	2,600	32,890
Sharp Corp. (a) (b)	800	4,443
Shimadzu Corp.	600	16,663
Shimano, Inc.	200	29,872
Shin-Etsu Chemical Co. Ltd.	4,100	178,959
Shionogi & Co. Ltd.	400	20,438
Shizuoka Financial Group, Inc.	5,500	52,185
SoftBank Corp. (a)	35,100	450,158
SoftBank Group Corp.	1,100	65,137
Sompo Holdings, Inc.	1,500	31,319
Sony Group Corp.	900	76,891
Square Enix Holdings Co. Ltd.	100	3,847
Subaru Corp.	700	15,846
SUMCO Corp. (a)	500	7,868
Sumitomo Corp.	600	14,391
Sumitomo Electric Industries Ltd.	700	10,800
Sumitomo Metal Mining Co. Ltd.	200	5,924

See accompanying notes to financial statements.
94

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	2,300	$ 134,220
Sumitomo Mitsui Trust Holdings, Inc.	1,000	21,527
Sumitomo Realty & Development Co. Ltd.	100	3,711
Suntory Beverage & Food Ltd. (a)	400	13,511
Suzuki Motor Corp.	1,200	13,646
Sysmex Corp.	900	15,982
T&D Holdings, Inc.	800	13,884
Taisei Corp.	100	3,636
Takeda Pharmaceutical Co. Ltd.	1,268	35,214
TDK Corp.	500	24,421
Terumo Corp.	400	7,293
TIS, Inc.	2,000	42,737
Tobu Railway Co. Ltd.	1,000	24,950
Toho Co. Ltd.	1,000	33,163
Tokio Marine Holdings, Inc. (a)	1,600	49,952
Tokyo Electric Power Co. Holdings, Inc. (b)	6,000	36,402
Tokyo Electron Ltd.	1,000	259,407
Tokyo Gas Co. Ltd.	900	20,433
Tokyu Corp. (a)	900	10,933
TOPPAN Holdings, Inc.	600	14,970
Toray Industries, Inc.	3,000	14,383
TOTO Ltd.	200	5,598
Toyota Industries Corp.	100	10,384
Toyota Motor Corp.	12,000	301,774
Toyota Tsusho Corp.	500	34,127
Trend Micro, Inc. (a)	200	10,129
Unicharm Corp.	200	6,368
USS Co. Ltd.	5,200	42,931
West Japan Railway Co.	600	12,488
Yakult Honsha Co. Ltd.	200	4,086
Yamaha Motor Co. Ltd.	600	5,509
Yamato Holdings Co. Ltd.	1,700	24,442
ZOZO, Inc.	200	4,952
		8,831,002
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	386	9,355
LUXEMBOURG — 0.1%
ArcelorMittal SA	1,948	53,553
Eurofins Scientific SE (a)	248	15,824
		69,377
MACAU — 0.0% (c)
Galaxy Entertainment Group Ltd.	1,000	5,021
NETHERLANDS — 1.9%
ABN AMRO Bank NV GDR (d)	1,701	29,118
Adyen NV (a) (b) (d)	40	67,738
Aegon Ltd.	5,088	31,047
Akzo Nobel NV	38	2,839
ASM International NV	83	50,727
ASML Holding NV	1,034	996,338
ASR Nederland NV	84	4,118
Security Description	Shares	Value
BE Semiconductor Industries NV	140	$ 21,455
EXOR NV	213	23,706
Heineken Holding NV	82	6,624
Heineken NV	136	13,122
ING Groep NV	6,329	104,211
JDE Peet's NV	705	14,817
Koninklijke Ahold Delhaize NV (a)	5,765	172,590
Koninklijke KPN NV	40,857	152,939
Koninklijke Philips NV	1,115	22,405
NN Group NV	798	36,904
OCI NV	419	11,490
Randstad NV (a)	150	7,925
Shell PLC	7,941	263,326
Universal Music Group NV	1,537	46,280
Wolters Kluwer NV	684	107,262
		2,186,981
NEW ZEALAND — 0.1%
Auckland International Airport Ltd.	2,163	10,803
Fisher & Paykel Healthcare Corp. Ltd.	626	9,604
Spark New Zealand Ltd.	19,586	55,824
		76,231
NORWAY — 0.2%
Aker BP ASA	568	14,126
DNB Bank ASA	1,046	20,740
Equinor ASA	2,633	69,510
Gjensidige Forsikring ASA	866	12,549
Kongsberg Gruppen ASA	71	4,905
Mowi ASA	377	6,914
Norsk Hydro ASA	808	4,424
Orkla ASA	425	2,998
Salmar ASA	42	2,770
Telenor ASA	7,421	82,599
		221,535
PORTUGAL — 0.0% (c)
EDP - Energias de Portugal SA	1,201	4,683
Galp Energia SGPS SA	1,066	17,632
Jeronimo Martins SGPS SA	860	17,071
		39,386
SINGAPORE — 0.6%
CapitaLand Ascendas REIT	7,700	15,804
CapitaLand Integrated Commercial Trust REIT	10,032	14,718
CapitaLand Investment Ltd.	6,200	12,312
DBS Group Holdings Ltd.	4,121	110,017
Keppel Ltd.	2,600	14,140
Mapletree Logistics Trust REIT	151	163
Mapletree Pan Asia Commercial Trust REIT	200	190
Oversea-Chinese Banking Corp. Ltd.	10,104	100,995
Sea Ltd. ADR (b)	106	5,693
Seatrium Ltd. (b)	43,953	2,573
Singapore Airlines Ltd. (a)	2,750	13,041

See accompanying notes to financial statements.
95

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Singapore Exchange Ltd.	11,900	$ 81,209
Singapore Technologies Engineering Ltd.	4,500	13,404
Singapore Telecommunications Ltd.	94,842	177,794
STMicroelectronics NV	1,526	65,791
United Overseas Bank Ltd.	2,400	52,122
		679,966
SOUTH AFRICA — 0.1%
Anglo American PLC	2,280	56,216
SPAIN — 1.1%
ACS Actividades de Construccion y Servicios SA	708	29,653
Aena SME SA (d)	202	39,803
Amadeus IT Group SA	253	16,241
Banco Bilbao Vizcaya Argentaria SA	9,918	118,254
Banco Santander SA	35,502	173,364
CaixaBank SA (a)	8,445	40,979
Cellnex Telecom SA (b) (d)	437	15,466
Enagas SA	2,471	36,735
Endesa SA	107	1,984
Grifols SA (b)	304	2,738
Iberdrola SA	5,304	65,847
Industria de Diseno Textil SA	6,591	332,210
Redeia Corp. SA	4,688	80,021
Repsol SA	3,909	65,183
Telefonica SA	59,891	264,486
		1,282,964
SWEDEN — 0.6%
Assa Abloy AB Class B	343	9,851
Atlas Copco AB Class A	5,708	96,516
Atlas Copco AB Class B	4,169	61,662
Boliden AB	538	14,956
Epiroc AB Class A	1,786	33,590
Epiroc AB Class B	418	7,087
EQT AB (a)	161	5,098
Essity AB Class B (a)	457	10,865
Evolution AB (d)	346	43,057
H & M Hennes & Mauritz AB Class B (a)	717	11,707
Hexagon AB Class B	1,321	15,653
Industrivarden AB Class A	29	998
Industrivarden AB Class C (a)	562	19,347
Indutrade AB (b)	134	3,658
Investor AB Class B	2,867	72,033
Nibe Industrier AB Class B (a)	1,013	4,979
Sandvik AB	2,344	52,108
Securitas AB Class B (a)	98	1,011
Skandinaviska Enskilda Banken AB Class A (a)	1,156	15,671
Skanska AB Class B (a)	632	11,260
SKF AB Class B (a)	607	12,404
Svenska Cellulosa AB SCA Class B	1	15
Security Description	Shares	Value
Svenska Handelsbanken AB Class A (a)	1,713	$ 17,342
Swedbank AB Class A (a)	1,694	33,634
Tele2 AB Class B	569	4,678
Telefonaktiebolaget LM Ericsson Class B (a)	4,517	24,350
Telia Co. AB (a)	9,265	23,768
Volvo AB Class A (a)	896	24,703
Volvo AB Class B (a)	2,257	61,235
Volvo Car AB Class B (a) (b)	941	3,571
		696,807
SWITZERLAND — 2.6%
ABB Ltd.	2,914	135,525
Adecco Group AG	426	16,866
Alcon, Inc.	223	18,505
Baloise Holding AG	30	4,706
Banque Cantonale Vaudoise (a)	319	37,117
Barry Callebaut AG	2	2,907
BKW AG	238	36,571
Chocoladefabriken Lindt & Spruengli AG	1	11,980
Cie Financiere Richemont SA Class A	216	32,974
Clariant AG (b)	61	826
DSM-Firmenich AG	100	11,383
EMS-Chemie Holding AG	85	65,305
Geberit AG	116	68,644
Givaudan SA	17	75,799
Helvetia Holding AG	166	22,909
Julius Baer Group Ltd.	121	6,996
Kuehne & Nagel International AG	639	178,071
Logitech International SA	968	86,794
Lonza Group AG	31	18,592
Novartis AG	8,781	851,777
Partners Group Holding AG	64	91,520
Sandoz Group AG (b)	660	19,938
Schindler Holding AG (e)	260	65,556
Schindler Holding AG (e)	153	37,371
SGS SA (a) (b)	824	80,049
Sika AG	252	75,150
Sonova Holding AG	121	35,076
Straumann Holding AG	178	28,458
Swatch Group AG Bearer Shares (a)	104	24,179
Swiss Life Holding AG	40	28,076
Swiss Prime Site AG	822	77,619
Swisscom AG (b)	354	216,715
Temenos AG	78	5,584
UBS Group AG	3,471	106,901
VAT Group AG (d)	47	24,384
Zurich Insurance Group AG	649	350,404
		2,951,227
UNITED KINGDOM — 2.5%
3i Group PLC	1,412	50,104
abrdn PLC (a)	4,232	7,543

See accompanying notes to financial statements.
96

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Admiral Group PLC	565	$ 20,249
Ashtead Group PLC	356	25,364
AstraZeneca PLC	3,207	432,592
AstraZeneca PLC ADR	62	4,201
Auto Trader Group PLC (d)	1,271	11,242
Aviva PLC	3,776	23,688
BAE Systems PLC	2,512	42,823
Barclays PLC	46,911	108,565
Barratt Developments PLC	1,170	7,029
Berkeley Group Holdings PLC	184	11,059
BP PLC	20,489	128,301
British American Tobacco PLC	1,274	38,722
British American Tobacco PLC ADR (a)	1,484	45,262
BT Group PLC (a)	15,270	21,151
Bunzl PLC	635	24,450
Burberry Group PLC	671	10,282
Centrica PLC	7,042	11,355
CK Hutchison Holdings Ltd.	7,500	36,223
Coca-Cola Europacific Partners PLC	31	2,168
Compass Group PLC	1,289	37,826
Croda International PLC	228	14,119
DCC PLC	47	3,420
Diageo PLC	4,764	176,060
Entain PLC	278	2,800
Flutter Entertainment PLC (b)	38	7,580
Halma PLC	896	26,803
Hargreaves Lansdown PLC (a)	1,170	10,878
HSBC Holdings PLC	29,181	228,181
Imperial Brands PLC	3,101	69,337
Informa PLC	1,262	13,251
Intertek Group PLC	381	23,993
J Sainsbury PLC	5,432	18,555
JD Sports Fashion PLC	4,750	8,071
Kingfisher PLC	3,874	12,205
Land Securities Group PLC REIT	1,018	8,464
Legal & General Group PLC	5,381	17,293
Lloyds Banking Group PLC	140,439	91,827
London Stock Exchange Group PLC	102	12,228
M&G PLC	7,194	20,039
National Grid PLC	3,148	42,392
NatWest Group PLC	10,434	34,995
Next PLC	306	35,687
Pearson PLC	379	4,989
Persimmon PLC	859	14,280
Reckitt Benckiser Group PLC	1,435	81,792
RELX PLC	3,869	167,348
Rentokil Initial PLC	1,407	8,384
Rolls-Royce Holdings PLC (b)	1,802	9,713
Sage Group PLC	1,152	18,416
Schroders PLC	1,129	5,371
Severn Trent PLC	553	17,255
Smith & Nephew PLC	379	4,748
Spirax-Sarco Engineering PLC	182	23,106
Security Description	Shares	Value
SSE PLC	1,028	$ 21,427
St. James's Place PLC	1,431	8,397
Standard Chartered PLC	6,509	55,206
Taylor Wimpey PLC	2,334	4,041
Tesco PLC	7,715	28,907
Unilever PLC	5,650	283,746
United Utilities Group PLC	1,138	14,793
Vodafone Group PLC	96,443	85,843
Whitbread PLC	77	3,224
WPP PLC	1,026	9,767
		2,849,130
UNITED STATES — 68.4%
3M Co.	1,780	188,805
A O Smith Corp.	329	29,432
Abbott Laboratories	934	106,158
AbbVie, Inc.	2,401	437,222
Accenture PLC Class A	2,236	775,020
Adobe, Inc. (b)	945	476,847
Advanced Micro Devices, Inc. (b)	383	69,128
AES Corp.	510	9,144
Aflac, Inc.	1,286	110,416
Agilent Technologies, Inc.	539	78,430
Air Products & Chemicals, Inc.	62	15,021
Akamai Technologies, Inc. (b)	1,342	145,956
Albemarle Corp. (a)	258	33,989
Albertsons Cos., Inc. Class A	708	15,180
Alexandria Real Estate Equities, Inc. REIT	66	8,508
Align Technology, Inc. (b)	40	13,117
Allegion PLC	160	21,554
Alliant Energy Corp.	411	20,714
Allstate Corp.	612	105,882
Ally Financial, Inc.	805	32,675
Alphabet, Inc. Class A (b)	8,264	1,247,286
Alphabet, Inc. Class C (b)	7,320	1,114,543
Altria Group, Inc.	843	36,772
Amazon.com, Inc. (b)	2,403	433,453
Amcor PLC	10,606	100,863
Amcor PLC CDI	1,350	12,718
Ameren Corp.	959	70,928
American Electric Power Co., Inc.	1,822	156,874
American Express Co.	291	66,258
American Financial Group, Inc.	233	31,800
American International Group, Inc.	1,124	87,863
American Tower Corp. REIT	121	23,908
American Water Works Co., Inc.	270	32,997
Ameriprise Financial, Inc.	259	113,556
Amgen, Inc.	963	273,800
Amphenol Corp. Class A	3,262	376,272
Analog Devices, Inc.	266	52,612
Annaly Capital Management, Inc. REIT	1,144	22,525
Aon PLC Class A	494	164,858
APA Corp.	44	1,513
Apollo Global Management, Inc.	111	12,482

See accompanying notes to financial statements.
97

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Apple, Inc.	12,063	$ 2,068,563
Applied Materials, Inc.	2,103	433,702
Aptiv PLC (b)	152	12,107
Arch Capital Group Ltd. (b)	373	34,480
Archer-Daniels-Midland Co.	696	43,716
Arista Networks, Inc. (b)	552	160,069
Arthur J Gallagher & Co.	667	166,777
Aspen Technology, Inc. (b)	150	31,992
Assurant, Inc.	382	71,908
AT&T, Inc.	20,133	354,341
Atmos Energy Corp.	114	13,551
Autodesk, Inc. (b)	38	9,896
Automatic Data Processing, Inc.	1,107	276,462
AutoZone, Inc. (b)	109	343,530
AvalonBay Communities, Inc. REIT	75	13,917
Avantor, Inc. (b)	202	5,165
Avery Dennison Corp.	175	39,069
Baker Hughes Co.	753	25,226
Ball Corp.	130	8,757
Bank of America Corp.	11,858	449,655
Bank of New York Mellon Corp.	896	51,628
Bath & Body Works, Inc.	240	12,005
Baxter International, Inc.	605	25,858
Becton Dickinson & Co.	481	119,023
Berkshire Hathaway, Inc. Class B (b)	1,867	785,111
Best Buy Co., Inc.	865	70,956
Biogen, Inc. (b)	113	24,366
BioMarin Pharmaceutical, Inc. (b)	1,220	106,555
Bio-Rad Laboratories, Inc. Class A (b)	41	14,181
BlackRock, Inc.	311	259,281
Blackstone, Inc.	245	32,186
Block, Inc. (b)	144	12,180
Boeing Co. (b)	96	18,527
Booking Holdings, Inc.	8	29,023
Booz Allen Hamilton Holding Corp.	1,204	178,722
BorgWarner, Inc.	410	14,243
Boston Properties, Inc. REIT	76	4,964
Boston Scientific Corp. (b)	442	30,273
Bristol-Myers Squibb Co.	5,681	308,081
Broadcom, Inc.	840	1,113,344
Broadridge Financial Solutions, Inc.	125	25,607
Brown & Brown, Inc.	1,569	137,350
Brown-Forman Corp. Class B	745	38,457
Builders FirstSource, Inc. (b)	344	71,741
Bunge Global SA	262	26,860
Burlington Stores, Inc. (b)	45	10,449
Cadence Design Systems, Inc. (b)	588	183,033
Camden Property Trust REIT	114	11,218
Campbell Soup Co.	2,424	107,747
Capital One Financial Corp.	722	107,499
Cardinal Health, Inc.	622	69,602
Security Description	Shares	Value
Carlisle Cos., Inc.	79	$ 30,956
Carlyle Group, Inc.	42	1,970
CarMax, Inc. (b)	185	16,115
Carnival Corp. (b)	361	5,899
Carrier Global Corp.	588	34,180
Catalent, Inc. (b)	126	7,113
Caterpillar, Inc.	1,049	384,385
Cboe Global Markets, Inc.	1,226	225,253
CBRE Group, Inc. Class A (b)	385	37,437
CDW Corp.	186	47,575
Celanese Corp.	172	29,560
Cencora, Inc.	2,258	548,671
Centene Corp. (b)	957	75,105
CenterPoint Energy, Inc.	138	3,932
CF Industries Holdings, Inc.	2,034	169,249
CH Robinson Worldwide, Inc.	1,793	136,519
Charles Schwab Corp.	697	50,421
Charter Communications, Inc. Class A (b)	124	36,038
Cheniere Energy, Inc.	155	24,998
Chesapeake Energy Corp.	294	26,116
Chevron Corp.	2,051	323,525
Chipotle Mexican Grill, Inc. (b)	49	142,432
Chubb Ltd.	1,115	288,930
Church & Dwight Co., Inc.	2,108	219,885
Cigna Group	483	175,421
Cincinnati Financial Corp.	258	32,036
Cintas Corp.	234	160,765
Cisco Systems, Inc.	20,347	1,015,519
Citigroup, Inc.	5,976	377,922
Citizens Financial Group, Inc.	987	35,818
Cleveland-Cliffs, Inc. (b)	1,250	28,425
Clorox Co.	110	16,842
CME Group, Inc.	748	161,037
CMS Energy Corp.	789	47,608
CNH Industrial NV	1,547	19,957
Coca-Cola Co.	9,734	595,526
Cognizant Technology Solutions Corp. Class A	2,843	208,363
Coinbase Global, Inc. Class A (b)	49	12,991
Colgate-Palmolive Co.	2,350	211,617
Comcast Corp. Class A	4,214	182,677
Conagra Brands, Inc.	1,674	49,617
ConocoPhillips	2,598	330,673
Consolidated Edison, Inc.	4,207	382,038
Constellation Brands, Inc. Class A	32	8,696
Constellation Energy Corp.	204	37,709
Cooper Cos., Inc.	206	20,901
Copart, Inc. (b)	1,904	110,280
Corning, Inc.	631	20,798
Corpay, Inc. (b)	37	11,416
Corteva, Inc.	862	49,712
Costco Wholesale Corp.	992	726,769
Coterra Energy, Inc.	939	26,179
CRH PLC	543	46,836
Crown Castle, Inc. REIT	242	25,611

See accompanying notes to financial statements.
98

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Crown Holdings, Inc.	40	$ 3,170
CSL Ltd.	144	27,049
CSX Corp.	3,532	130,931
Cummins, Inc.	384	113,146
CVS Health Corp.	2,569	204,903
Danaher Corp.	371	92,646
Darden Restaurants, Inc.	143	23,902
Darling Ingredients, Inc. (b)	134	6,232
DaVita, Inc. (b)	84	11,596
Deckers Outdoor Corp. (b)	58	54,593
Deere & Co.	131	53,807
Dell Technologies, Inc. Class C	337	38,455
Delta Air Lines, Inc.	319	15,271
Devon Energy Corp.	1,616	81,091
Diamondback Energy, Inc.	82	16,250
Dick's Sporting Goods, Inc.	158	35,528
Digital Realty Trust, Inc. REIT	106	15,268
Discover Financial Services	310	40,638
Dollar General Corp.	285	44,477
Dollar Tree, Inc. (b)	229	30,491
Dominion Energy, Inc.	1,652	81,262
Domino's Pizza, Inc.	236	117,264
Dover Corp.	145	25,693
Dow, Inc.	769	44,548
DR Horton, Inc.	871	143,323
DTE Energy Co.	260	29,156
Duke Energy Corp.	3,458	334,423
DuPont de Nemours, Inc.	429	32,891
Eastman Chemical Co.	45	4,510
Eaton Corp. PLC	168	52,530
eBay, Inc.	345	18,209
Ecolab, Inc.	89	20,550
Edison International	418	29,565
Edwards Lifesciences Corp. (b)	1,204	115,054
Electronic Arts, Inc.	1,324	175,655
Elevance Health, Inc.	294	152,451
Eli Lilly & Co.	1,957	1,522,468
Emerson Electric Co.	534	60,566
Enphase Energy, Inc. (b)	10	1,210
Entergy Corp.	202	21,347
EOG Resources, Inc.	349	44,616
EPAM Systems, Inc. (b)	112	30,930
EQT Corp.	742	27,506
Equinix, Inc. REIT	24	19,808
Equitable Holdings, Inc.	328	12,467
Equity LifeStyle Properties, Inc. REIT	184	11,850
Equity Residential REIT	385	24,297
Erie Indemnity Co. Class A	355	142,557
Essential Utilities, Inc.	214	7,929
Essex Property Trust, Inc. REIT	45	11,016
Estee Lauder Cos., Inc. Class A	182	28,055
Etsy, Inc. (b)	36	2,474
Everest Group Ltd.	159	63,202
Evergy, Inc.	1,064	56,796
Eversource Energy	653	39,030
Security Description	Shares	Value
Exelon Corp.	829	$ 31,146
Expedia Group, Inc. (b)	24	3,306
Expeditors International of Washington, Inc.	2,135	259,552
Experian PLC	506	22,078
Extra Space Storage, Inc. REIT	127	18,669
Exxon Mobil Corp.	3,876	450,546
F5, Inc. (b)	796	150,914
FactSet Research Systems, Inc.	70	31,807
Fair Isaac Corp. (b)	8	9,997
Fastenal Co.	1,433	110,542
FedEx Corp.	272	78,809
Ferguson PLC	529	115,776
Ferrovial SE	314	12,439
Fidelity National Financial, Inc.	530	28,143
Fidelity National Information Services, Inc.	472	35,013
Fifth Third Bancorp	971	36,131
First Solar, Inc. (b)	20	3,376
FirstEnergy Corp.	479	18,499
Fiserv, Inc. (b)	485	77,513
FMC Corp.	232	14,778
Ford Motor Co.	10,520	139,706
Fortinet, Inc. (b)	1,831	125,076
Fortive Corp.	1	86
Fortune Brands Innovations, Inc.	223	18,881
Fox Corp. Class A	193	6,035
Fox Corp. Class B	304	8,700
Franklin Resources, Inc.	302	8,489
Freeport-McMoRan, Inc.	673	31,644
Garmin Ltd.	345	51,360
GE HealthCare Technologies, Inc.	860	78,183
Gen Digital, Inc.	6,408	143,539
General Dynamics Corp.	455	128,533
General Electric Co.	496	87,063
General Mills, Inc.	4,938	345,512
General Motors Co.	5,462	247,702
Genuine Parts Co.	235	36,409
Gilead Sciences, Inc.	5,252	384,709
Global Payments, Inc.	176	23,524
Globe Life, Inc.	310	36,075
Goldman Sachs Group, Inc.	411	171,671
Graco, Inc.	148	13,832
GSK PLC	11,308	244,071
Haleon PLC	3,900	16,411
Halliburton Co.	447	17,621
Hartford Financial Services Group, Inc.	669	68,940
Hasbro, Inc.	109	6,161
HCA Healthcare, Inc.	151	50,363
Healthpeak Properties, Inc. REIT	234	4,388
HEICO Corp.	83	15,853
Henry Schein, Inc. (b)	619	46,747
Hershey Co.	1,917	372,856
Hess Corp.	31	4,732
Hewlett Packard Enterprise Co.	1,862	33,013

See accompanying notes to financial statements.
99

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
HF Sinclair Corp.	344	$ 20,767
Holcim AG	569	51,587
Hologic, Inc. (b)	260	20,270
Home Depot, Inc.	962	369,023
Honeywell International, Inc.	1,368	280,782
Hormel Foods Corp.	3,682	128,465
Howmet Aerospace, Inc.	183	12,523
HP, Inc.	1,114	33,665
Hubbell, Inc.	82	34,034
Humana, Inc.	581	201,444
Huntington Bancshares, Inc.	2,117	29,532
Huntington Ingalls Industries, Inc.	82	23,901
IDEX Corp.	235	57,345
IDEXX Laboratories, Inc. (b)	164	88,549
Illinois Tool Works, Inc.	637	170,926
Illumina, Inc. (b)	37	5,081
Incyte Corp. (b)	2,278	129,778
Intel Corp.	4,295	189,710
Intercontinental Exchange, Inc.	305	41,916
International Business Machines Corp.	3,088	589,684
International Flavors & Fragrances, Inc.	143	12,297
International Paper Co.	457	17,832
Interpublic Group of Cos., Inc.	757	24,701
Intuit, Inc.	55	35,750
Intuitive Surgical, Inc. (b)	584	233,069
IQVIA Holdings, Inc. (b)	10	2,529
J M Smucker Co.	1,294	162,876
Jabil, Inc.	102	13,663
Jack Henry & Associates, Inc.	504	87,560
Jacobs Solutions, Inc.	22	3,382
James Hardie Industries PLC CDI (b)	633	25,443
Jazz Pharmaceuticals PLC (b)	62	7,466
JB Hunt Transport Services, Inc.	151	30,087
Johnson & Johnson	8,270	1,308,231
Johnson Controls International PLC	599	39,127
JPMorgan Chase & Co.	3,163	633,549
Juniper Networks, Inc.	3,930	145,646
Kellanova	3,367	192,895
Kenvue, Inc.	1,444	30,988
Keurig Dr Pepper, Inc.	4,712	144,517
KeyCorp	2,247	35,525
Keysight Technologies, Inc. (b)	1,606	251,146
Kimberly-Clark Corp.	917	118,614
Kinder Morgan, Inc.	1,977	36,258
KKR & Co., Inc.	290	29,168
KLA Corp.	264	184,422
Knight-Swift Transportation Holdings, Inc.	214	11,774
Kraft Heinz Co.	6,907	254,868
Kroger Co.	6,074	347,008
L3Harris Technologies, Inc.	121	25,785
Laboratory Corp. of America Holdings	149	32,551
Security Description	Shares	Value
Lam Research Corp.	357	$ 346,850
Lamb Weston Holdings, Inc.	22	2,344
Las Vegas Sands Corp.	83	4,291
Lear Corp.	107	15,502
Leidos Holdings, Inc.	26	3,408
Lennar Corp. Class A	576	99,060
Lennox International, Inc.	70	34,213
Liberty Broadband Corp. Class C (b)	183	10,473
Liberty Media Corp.-Liberty Formula One Class C (b)	32	2,099
Liberty Media Corp.-Liberty SiriusXM Class C (b)	88	2,614
Linde PLC	114	52,932
LKQ Corp.	253	13,513
Lockheed Martin Corp.	949	431,672
Loews Corp.	1,661	130,040
Lowe's Cos., Inc.	324	82,533
LPL Financial Holdings, Inc.	186	49,141
Lululemon Athletica, Inc. (b)	280	109,382
LyondellBasell Industries NV Class A	535	54,720
M&T Bank Corp.	221	32,142
Manhattan Associates, Inc. (b)	120	30,028
Marathon Oil Corp.	606	17,174
Marathon Petroleum Corp.	1,227	247,240
Markel Group, Inc. (b)	77	117,154
MarketAxess Holdings, Inc.	96	21,048
Marsh & McLennan Cos., Inc.	2,607	536,990
Martin Marietta Materials, Inc.	24	14,735
Marvell Technology, Inc.	211	14,956
Mastercard, Inc. Class A	1,634	786,885
Match Group, Inc. (b)	112	4,063
McCormick & Co., Inc.	472	36,254
McDonald's Corp.	1,516	427,436
McKesson Corp.	840	450,954
Medtronic PLC	1,217	106,062
Merck & Co., Inc.	5,770	761,351
Meta Platforms, Inc. Class A	4,252	2,064,686
MetLife, Inc.	794	58,843
MGM Resorts International (b)	182	8,592
Microchip Technology, Inc.	950	85,224
Micron Technology, Inc.	808	95,255
Microsoft Corp.	6,449	2,713,223
Moderna, Inc. (b)	505	53,813
Molina Healthcare, Inc. (b)	140	57,516
Molson Coors Beverage Co. Class B	190	12,778
Mondelez International, Inc. Class A	2,425	169,750
Monolithic Power Systems, Inc.	91	61,645
Monster Beverage Corp. (b)	1,744	103,384
Moody's Corp.	74	29,084
Morgan Stanley	1,196	112,615
Mosaic Co.	787	25,546
Motorola Solutions, Inc.	1,508	535,310
Nestle SA	8,383	891,165

See accompanying notes to financial statements.
100

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
NetApp, Inc.	354	$ 37,159
Netflix, Inc. (b)	148	89,885
Neurocrine Biosciences, Inc. (b)	964	132,955
Newmont Corp.	1,851	66,340
Newmont Corp. CDI	302	10,582
News Corp. Class A	60	1,571
NextEra Energy, Inc.	942	60,203
NIKE, Inc. Class B	2,649	248,953
NiSource, Inc.	101	2,794
Nordson Corp.	76	20,865
Norfolk Southern Corp.	182	46,386
Northern Trust Corp.	114	10,137
Northrop Grumman Corp.	656	314,001
NRG Energy, Inc.	484	32,762
Nucor Corp.	339	67,088
NVIDIA Corp.	3,449	3,116,378
NVR, Inc. (b)	7	56,700
Occidental Petroleum Corp.	488	31,715
Okta, Inc. (b)	10	1,046
Old Dominion Freight Line, Inc.	472	103,514
Omnicom Group, Inc.	478	46,251
ON Semiconductor Corp. (b)	115	8,458
ONEOK, Inc.	190	15,232
Oracle Corp.	1,663	208,889
O'Reilly Automotive, Inc. (b)	219	247,225
Otis Worldwide Corp.	165	16,380
Ovintiv, Inc.	262	13,598
Owens Corning	157	26,188
PACCAR, Inc.	312	38,654
Packaging Corp. of America	184	34,920
Palo Alto Networks, Inc. (b)	27	7,672
Paramount Global Class B	1,500	17,655
Parker-Hannifin Corp.	32	17,785
Paychex, Inc.	1,021	125,379
Paycom Software, Inc.	120	23,881
Paylocity Holding Corp. (b)	58	9,968
PayPal Holdings, Inc. (b)	492	32,959
Pentair PLC	279	23,838
PepsiCo, Inc.	5,485	959,930
Pfizer, Inc.	19,468	540,237
PG&E Corp.	1,736	29,095
Philip Morris International, Inc.	670	61,385
Phillips 66	1,011	165,137
Pioneer Natural Resources Co.	178	46,725
PNC Financial Services Group, Inc.	524	84,678
Pool Corp.	100	40,350
PPG Industries, Inc.	223	32,313
PPL Corp.	782	21,528
Principal Financial Group, Inc.	579	49,973
Procter & Gamble Co.	6,452	1,046,837
Progressive Corp.	1,545	319,537
Prologis, Inc. REIT	415	54,041
Prudential Financial, Inc.	308	36,159
PTC, Inc. (b)	250	47,235
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	266	$ 17,763
Public Storage REIT	419	121,535
PulteGroup, Inc.	731	88,173
Qiagen NV (b)	537	22,987
Qorvo, Inc. (b)	78	8,957
QUALCOMM, Inc.	2,796	473,363
Quanta Services, Inc.	22	5,716
Quest Diagnostics, Inc.	723	96,239
Raymond James Financial, Inc.	189	24,271
Realty Income Corp. REIT	274	14,823
Regeneron Pharmaceuticals, Inc. (b)	483	464,883
Regions Financial Corp.	1,510	31,770
Reliance, Inc.	118	39,433
Republic Services, Inc.	2,713	519,377
ResMed, Inc.	291	57,627
Revvity, Inc.	76	7,980
Rivian Automotive, Inc. Class A (a) (b)	270	2,957
Robert Half, Inc.	312	24,735
Robinhood Markets, Inc. Class A (b)	74	1,490
Roche Holding AG	3,290	839,029
Roche Holding AG Bearer Shares	211	56,926
Rockwell Automation, Inc.	205	59,723
Rollins, Inc.	1,771	81,944
Roper Technologies, Inc.	963	540,089
Ross Stores, Inc.	222	32,581
Royal Caribbean Cruises Ltd. (b)	35	4,865
Royalty Pharma PLC Class A	138	4,191
RTX Corp.	973	94,897
S&P Global, Inc.	122	51,905
Salesforce, Inc.	219	65,958
Sanofi SA	2,457	241,368
SBA Communications Corp. REIT	58	12,569
Schlumberger NV	536	29,378
Schneider Electric SE	304	68,832
Seagate Technology Holdings PLC	175	16,284
SEI Investments Co.	296	21,282
Sempra	394	28,301
Sherwin-Williams Co.	111	38,554
Simon Property Group, Inc. REIT	197	30,829
Sirius XM Holdings, Inc. (a)	1,086	4,214
Skyworks Solutions, Inc.	386	41,812
Snap-on, Inc.	183	54,208
Southern Co.	5,753	412,720
Southwest Airlines Co.	114	3,328
Stanley Black & Decker, Inc.	274	26,833
Starbucks Corp.	349	31,895
State Street Corp. (f)	414	32,010
Steel Dynamics, Inc.	468	69,372
Stellantis NV (e)	3,282	93,311
Stellantis NV (e)	2,807	79,866
Stryker Corp.	126	45,092

See accompanying notes to financial statements.
101

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Super Micro Computer, Inc. (b)	100	$ 101,003
Swiss Re AG	367	47,245
Synchrony Financial	675	29,106
Synopsys, Inc. (b)	261	149,161
Sysco Corp.	371	30,118
T Rowe Price Group, Inc.	643	78,395
Take-Two Interactive Software, Inc. (b)	84	12,473
Target Corp.	570	101,010
TE Connectivity Ltd.	497	72,184
Teledyne Technologies, Inc. (b)	110	47,225
Tenaris SA	342	6,765
Teradyne, Inc.	468	52,804
Tesla, Inc. (b)	297	52,210
Texas Instruments, Inc.	3,283	571,931
Texas Pacific Land Corp.	48	27,768
Textron, Inc.	152	14,581
Thermo Fisher Scientific, Inc.	122	70,908
TJX Cos., Inc.	3,069	311,258
T-Mobile U.S., Inc.	2,605	425,188
Toro Co.	262	24,007
Tractor Supply Co.	260	68,047
Tradeweb Markets, Inc. Class A	96	10,000
Trane Technologies PLC	523	157,005
TransUnion	10	798
Travelers Cos., Inc.	1,266	291,357
Truist Financial Corp.	2,806	109,378
Twilio, Inc. Class A (b)	100	6,115
Tyler Technologies, Inc. (b)	31	13,175
Tyson Foods, Inc. Class A	997	58,554
U.S. Bancorp	2,259	100,977
Uber Technologies, Inc. (b)	123	9,470
UDR, Inc. REIT	312	11,672
U-Haul Holding Co.	378	25,205
Ulta Beauty, Inc. (b)	185	96,733
Union Pacific Corp.	1,225	301,264
United Parcel Service, Inc. Class B	1,733	257,576
United Rentals, Inc.	48	34,613
United Therapeutics Corp. (b)	254	58,349
UnitedHealth Group, Inc.	2,655	1,313,428
Universal Health Services, Inc. Class B	165	30,106
Valero Energy Corp.	596	101,731
Veeva Systems, Inc. Class A (b)	252	58,386
Ventas, Inc. REIT	203	8,839
Veralto Corp.	404	35,819
VeriSign, Inc. (b)	741	140,427
Verisk Analytics, Inc.	347	81,798
Verizon Communications, Inc.	16,228	680,927
Vertex Pharmaceuticals, Inc. (b)	1,084	453,123
Viatris, Inc.	3,280	39,163
VICI Properties, Inc. REIT	230	6,852
Visa, Inc. Class A	4,704	1,312,792
Vistra Corp.	390	27,163
Vulcan Materials Co.	24	6,550
Security Description	Shares	Value
W R Berkley Corp.	1,681	$ 148,668
Walgreens Boots Alliance, Inc.	3,159	68,519
Walmart, Inc.	10,715	644,722
Walt Disney Co.	1,026	125,541
Warner Bros Discovery, Inc. (b)	6,254	54,597
Waste Connections, Inc.	1,595	274,356
Waste Management, Inc.	2,987	636,679
Waters Corp. (b)	51	17,556
Watsco, Inc. (a)	46	19,871
WEC Energy Group, Inc.	2,151	176,640
Wells Fargo & Co.	5,521	319,997
Welltower, Inc. REIT	189	17,660
West Pharmaceutical Services, Inc.	155	61,335
Western Digital Corp. (b)	383	26,136
Westrock Co.	539	26,654
Weyerhaeuser Co. REIT	138	4,956
Williams Cos., Inc.	3,728	145,280
Williams-Sonoma, Inc.	22	6,986
Willis Towers Watson PLC	239	65,725
WP Carey, Inc. REIT	158	8,918
WW Grainger, Inc.	127	129,197
Xcel Energy, Inc.	4,242	228,007
Yum! Brands, Inc.	1,135	157,368
Zebra Technologies Corp. Class A (b)	136	40,996
Zimmer Biomet Holdings, Inc.	114	15,046
Zoetis, Inc.	997	168,702
Zoom Video Communications, Inc. Class A (b)	43	2,811
		77,658,049
ZAMBIA — 0.0% (c)
First Quantum Minerals Ltd. (a)	1,011	10,878
TOTAL COMMON STOCKS (Cost $86,761,860)		112,942,225

WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a) (b) (g) (Cost $0)	61	—
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (h) (i)	155,670	155,716

See accompanying notes to financial statements.
102

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (j)	3,109,099	$ 3,109,099
TOTAL SHORT-TERM INVESTMENTS (Cost $3,264,817)		3,264,815
TOTAL INVESTMENTS — 102.4% (Cost $90,026,677)		116,207,040
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(2,680,387)
NET ASSETS — 100.0%		$ 113,526,653
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2024.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$112,939,679	$2,546	$—	$112,942,225
Warrants	—	—	0(a)	0
Short-Term Investments	3,264,815	—	—	3,264,815
TOTAL INVESTMENTS	$116,204,494	$2,546	$ 0	$116,207,040
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2024.
Sector Breakdown as of March 31, 2024

% of Net Assets
Information Technology	20.7%
Financials	15.8
Health Care	15.0
Industrials	11.1
Communication Services	9.5
Consumer Staples	9.3
Consumer Discretionary	7.2
Energy	3.4
Materials	3.3
Utilities	3.3
Real Estate	0.9
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
103

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	370	$ 24,775	$ 4,653	$ 1,619	$ 246	$3,955	414	$ 32,010	$ 571
State Street Institutional Liquid Reserves Fund, Premier Class	139,180	139,208	3,064,687	3,048,078	(105)	4	155,670	155,716	5,462
State Street Navigator Securities Lending Portfolio II	2,667,879	2,667,879	8,541,778	8,100,558	—	—	3,109,099	3,109,099	6,337
Total		$2,831,862	$11,611,118	$11,150,255	$ 141	$3,959		$3,296,825	$12,370
See accompanying notes to financial statements.
104

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.8%
CHINA — 35.3%
111, Inc. ADR (a)	10,320	$ 11,971
360 Security Technology, Inc. Class A (a)	14,000	17,065
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	20,000	48,592
3SBio, Inc. (b)	22,500	17,192
5I5J Holding Group Co. Ltd. Class A (a)	71,000	20,927
AAC Technologies Holdings, Inc.	48,000	160,993
Addsino Co. Ltd. Class A	24,500	25,275
Advanced Technology & Materials Co. Ltd. Class A	39,700	48,064
AECC Aero-Engine Control Co. Ltd. Class A	25,400	63,497
AECC Aviation Power Co. Ltd. Class A	11,500	53,173
Aerospace Hi-Tech Holdings Group Ltd. Class A	32,967	36,825
Agile Group Holdings Ltd. (a) (c)	221,598	17,838
Agora, Inc. ADR (a)	1,381	3,466
Agricultural Bank of China Ltd. Class H	1,810,703	763,478
Air China Ltd. Class H (a)	253,414	123,041
Airtac International Group	12,088	419,257
AK Medical Holdings Ltd. (b) (c)	10,000	6,286
Akeso, Inc. (a) (b) (c)	41,000	244,383
Alibaba Group Holding Ltd.	796,905	7,152,990
A-Living Smart City Services Co. Ltd. (b) (c)	16,250	6,374
All Winner Technology Co. Ltd. Class A	14,940	38,500
Alpha Group Class A (a)	31,600	32,556
Alphamab Oncology (a) (b) (c)	46,000	26,625
Aluminum Corp. of China Ltd. Class H	474,304	301,195
Angang Steel Co. Ltd. Class H	241,616	40,133
Anhui Conch Cement Co. Ltd. Class H	118,860	247,244
Anhui Expressway Co. Ltd. Class H	32,000	35,449
Anhui Guangxin Agrochemical Co. Ltd. Class A	41,300	82,994
Anhui Gujing Distillery Co. Ltd. Class B	10,500	147,711
Anhui Honglu Steel Construction Group Co. Ltd. Class A	7,460	15,525
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	78,480	49,182
Anhui Jinhe Industrial Co. Ltd. Class A	12,500	31,472
Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A (a)	344,000	267,225
Security Description	Shares	Value
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	37,080	$ 50,612
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	42,900	47,625
ANTA Sports Products Ltd.	77,525	824,139
Antong Holdings Co. Ltd. Class A (a)	247,900	74,776
Aotecar New Energy Technology Co. Ltd. Class A (a)	187,700	76,265
Apeloa Pharmaceutical Co. Ltd. Class A	25,500	43,727
Ascentage Pharma Group International (a) (b)	6,400	14,523
Autohome, Inc. ADR	3,781	99,138
Avary Holding Shenzhen Co. Ltd. Class A	8,800	28,629
AviChina Industry & Technology Co. Ltd. Class H	302,000	118,848
Avicopter PLC Class A	7,500	42,849
Bafang Electric Suzhou Co. Ltd. Class A	2,520	12,821
BAIC Motor Corp. Ltd. Class H (b)	135,000	36,913
Baidu, Inc. Class A (a)	127,490	1,672,945
Bank of China Ltd. Class H	4,406,466	1,818,562
Bank of Communications Co. Ltd. Class H	1,337,975	878,711
Bank of Jiangsu Co. Ltd. Class A	94,350	101,882
Bank of Nanjing Co. Ltd. Class A	63,900	79,475
Bank of Ningbo Co. Ltd. Class A	36,860	105,700
Bank of Shanghai Co. Ltd. Class A	55,000	50,831
Baoshan Iron & Steel Co. Ltd. Class A	92,500	82,430
Baozun, Inc. Class A (a)	4,879	3,728
BBMG Corp. Class H (c)	145,000	11,487
Beibuwan Port Co. Ltd. Class A	35,900	38,618
BeiGene Ltd. (a)	41,875	508,827
Beijing BDStar Navigation Co. Ltd. Class A (a)	33,100	147,164
Beijing Capital International Airport Co. Ltd. Class H (a)	66,000	19,986
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (c)	3,250	3,903
Beijing Easpring Material Technology Co. Ltd. Class A	25,000	130,985
Beijing Enterprises Holdings Ltd.	53,500	155,173
Beijing Enterprises Water Group Ltd. (c)	320,000	71,143
Beijing Jetsen Technology Co. Ltd. Class A (a)	175,100	138,674

See accompanying notes to financial statements.
105

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Beijing Leike Defense Technology Co. Ltd. Class A (a)	291,500	$ 187,899
Beijing Shiji Information Technology Co. Ltd. Class A	23,359	22,811
Beijing SL Pharmaceutical Co. Ltd. Class A	23,000	27,719
BGI Genomics Co. Ltd. Class A	400	2,268
Biem.L.Fdlkk Garment Co. Ltd. Class A	16,360	64,152
Bilibili, Inc. Class Z (a) (c)	13,604	153,484
Bit Digital, Inc. (a) (c)	6,624	19,011
Blue Sail Medical Co. Ltd. Class A	21,100	16,391
BOE Technology Group Co. Ltd. Class A	115,200	63,944
BOE Technology Group Co. Ltd. Class B	128,600	40,750
Bosideng International Holdings Ltd.	136,000	67,944
B-Soft Co. Ltd. Class A	120,110	75,437
BTG Hotels Group Co. Ltd. Class A (a)	16,800	34,477
BYD Co. Ltd. Class H (c)	64,827	1,669,866
BYD Electronic International Co. Ltd.	55,000	202,742
Canaan, Inc. ADR (a) (c)	10,931	16,615
CanSino Biologics, Inc. Class H (a) (b) (c)	4,000	8,137
CECEP Solar Energy Co. Ltd. Class A	79,700	57,192
CECEP Wind-Power Corp. Class A	422,000	169,139
CETC Cyberspace Security Technology Co. Ltd. Class A	10,100	27,113
CETC Digital Technology Co. Ltd. Class A	16,500	44,543
CETC Potevio Science&Technology Co. Ltd. Class A	22,996	75,984
CGN New Energy Holdings Co. Ltd.	90,000	23,804
CGN Nuclear Technology Development Co. Ltd. Class A	39,100	35,651
CGN Power Co. Ltd. Class H (b)	853,000	252,855
Changchun Faway Automobile Components Co. Ltd. Class A	31,990	39,214
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	600	10,032
Changjiang Securities Co. Ltd. Class A	45,200	31,688
Chengdu Hongqi Chain Co. Ltd. Class A	67,197	43,963
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	10,300	24,245
Security Description	Shares	Value
Chengtun Mining Group Co. Ltd. Class A (a)	55,400	$ 32,048
Chengxin Lithium Group Co. Ltd. Class A	8,000	21,178
China Baoan Group Co. Ltd. Class A	54,600	79,038
China Cinda Asset Management Co. Ltd. Class H	750,600	62,339
China CITIC Bank Corp. Ltd. Class H	544,341	290,030
China Coal Energy Co. Ltd. Class H	82,000	79,837
China Communications Services Corp. Ltd. Class H	86,000	40,108
China Conch Environment Protection Holdings Ltd. (a) (c)	99,583	10,688
China Conch Venture Holdings Ltd.	99,583	69,218
China Construction Bank Corp. Class H	5,326,647	3,212,411
China Dongxiang Group Co. Ltd.	284,000	12,701
China Eastern Airlines Corp. Ltd. Class H (a) (c)	122,000	30,397
China Education Group Holdings Ltd.	35,181	18,835
China Everbright Bank Co. Ltd. Class A	188,030	80,802
China Everbright Environment Group Ltd.	274,000	106,429
China Everbright Ltd.	78,000	38,769
China Feihe Ltd. (b)	112,000	52,662
China Galaxy Securities Co. Ltd. Class A	25,900	42,165
China Galaxy Securities Co. Ltd. Class H	236,100	115,841
China Gas Holdings Ltd.	175,400	158,223
China Great Wall Securities Co. Ltd. Class A	18,400	18,627
China International Capital Corp. Ltd. Class H (b)	57,200	67,823
China International Marine Containers Group Co. Ltd. Class H	100,500	85,778
China Jinmao Holdings Group Ltd.	349,552	25,011
China Kings Resources Group Co. Ltd. Class A	29,611	123,495
China Lesso Group Holdings Ltd.	93,000	44,085
China Life Insurance Co. Ltd. Class H	550,261	660,191
China Lilang Ltd.	49,000	30,991
China Literature Ltd. (a) (b) (c)	6,200	20,716
China Longyuan Power Group Corp. Ltd. Class H	324,637	227,308

See accompanying notes to financial statements.
106

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
China Medical System Holdings Ltd.	109,000	$ 114,481
China Meheco Co. Ltd. Class A	30,880	46,105
China Meidong Auto Holdings Ltd.	14,000	5,402
China Mengniu Dairy Co. Ltd.	234,041	502,385
China Merchants Bank Co. Ltd. Class A	107,245	475,338
China Merchants Bank Co. Ltd. Class H	172,946	683,922
China Merchants Port Holdings Co. Ltd.	196,831	236,153
China Merchants Securities Co. Ltd. Class A	32,766	62,460
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	33,500	44,572
China Minsheng Banking Corp. Ltd. Class H (c)	345,220	119,536
China National Accord Medicines Corp. Ltd. Class B	43,490	82,963
China National Building Material Co. Ltd. Class H (c)	276,000	94,863
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	16,200	42,595
China Oilfield Services Ltd. Class H	90,557	104,136
China Overseas Land & Investment Ltd.	247,669	356,324
China Overseas Property Holdings Ltd.	172,361	95,359
China Pacific Insurance Group Co. Ltd. Class A	15,300	47,668
China Pacific Insurance Group Co. Ltd. Class H	193,397	338,537
China Petroleum & Chemical Corp. Class H	1,235,421	700,863
China Power International Development Ltd. (c)	474,000	194,410
China Railway Group Ltd. Class H	418,000	206,691
China Rare Earth Resources & Technology Co. Ltd. Class A	15,600	58,013
China Resources Beer Holdings Co. Ltd.	123,590	569,277
China Resources Building Materials Technology Holdings Ltd.	34,000	5,170
China Resources Gas Group Ltd.	58,700	187,130
China Resources Land Ltd.	191,232	604,743
China Resources Medical Holdings Co. Ltd.	41,000	20,535
China Resources Power Holdings Co. Ltd.	207,695	484,576
Security Description	Shares	Value
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	9,500	$ 68,996
China Shenhua Energy Co. Ltd. Class H	272,523	1,070,739
China South City Holdings Ltd. (c)	224,000	4,093
China Southern Airlines Co. Ltd. Class H (a)	168,000	60,319
China State Construction Engineering Corp. Ltd. Class A	131,400	94,472
China Taiping Insurance Holdings Co. Ltd.	82,341	72,068
China Testing & Certification International Group Co. Ltd. Class A	50,356	51,116
China Tourism Group Duty Free Corp. Ltd. Class A	9,600	113,951
China Tower Corp. Ltd. Class H (b)	2,538,000	291,856
China TransInfo Technology Co. Ltd. Class A (a)	23,100	33,853
China Travel International Investment Hong Kong Ltd.	158,000	26,446
China Vanke Co. Ltd. Class A	44,500	56,633
China Vanke Co. Ltd. Class H (c)	94,200	65,236
China Yangtze Power Co. Ltd. Class A	110,500	378,206
China Yongda Automobiles Services Holdings Ltd. (c)	62,500	17,409
China Zhenhua Group Science & Technology Co. Ltd. Class A	14,000	105,264
Chinasoft International Ltd.	130,000	78,401
Chlitina Holding Ltd.	19,000	115,769
Chongqing Brewery Co. Ltd. Class A	7,200	64,063
Chongqing Changan Automobile Co. Ltd. Class A	27,354	64,689
Chongqing Changan Automobile Co. Ltd. Class B	129,556	69,856
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	39,194	72,068
Chongqing Gas Group Corp. Ltd. Class A	148,200	122,881
Chongqing Rural Commercial Bank Co. Ltd. Class H	134,000	55,473
Chongqing Zaisheng Technology Corp. Ltd. Class A	310,600	150,158
Chongqing Zhifei Biological Products Co. Ltd. Class A	12,400	77,316
Chongqing Zongshen Power Machinery Co. Ltd. Class A	47,000	47,774
Chow Tai Seng Jewellery Co. Ltd. Class A	20,832	52,909
CITIC Ltd.	396,000	380,494
CITIC Resources Holdings Ltd.	2,000	105

See accompanying notes to financial statements.
107

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
CITIC Securities Co. Ltd. Class A	38,175	$ 101,532
CITIC Securities Co. Ltd. Class H	168,350	277,484
CITIC Telecom International Holdings Ltd.	133,000	42,994
CMOC Group Ltd. Class H	276,000	234,512
CMST Development Co. Ltd. Class A	79,900	52,383
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	88,935	50,100
Consun Pharmaceutical Group Ltd.	112,400	80,425
Contemporary Amperex Technology Co. Ltd. Class A	20,081	522,133
COSCO SHIPPING Development Co. Ltd. Class H	815,339	81,258
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (c)	165,215	171,201
COSCO SHIPPING Holdings Co. Ltd. Class A	143,700	205,444
COSCO SHIPPING Holdings Co. Ltd. Class H	101,450	106,681
COSCO SHIPPING Ports Ltd. (c)	36,456	20,030
Country Garden Holdings Co. Ltd. (a) (c)	528,825	32,771
Country Garden Services Holdings Co. Ltd. (c)	55,865	35,761
CQ Pharmaceutical Holding Co. Ltd. Class A	58,800	40,899
CSC Financial Co. Ltd. Class A	13,100	39,623
CSG Holding Co. Ltd. Class B	132,950	40,090
CSPC Pharmaceutical Group Ltd.	554,320	435,583
CStone Pharmaceuticals (a) (b)	40,000	4,804
CTS International Logistics Corp. Ltd. Class A	50,580	45,840
Daan Gene Co. Ltd. Class A	43,860	49,899
Dada Nexus Ltd. ADR (a) (c)	760	1,558
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	80,200	50,702
Daqo New Energy Corp. ADR (a)	4,147	116,738
Datang International Power Generation Co. Ltd. Class H (c)	218,000	38,160
Dazhong Transportation Group Co. Ltd. Class B	67,250	12,979
Deppon Logistics Co. Ltd. Class A (a)	22,900	48,068
DHC Software Co. Ltd. Class A	66,900	51,600
Digital China Group Co. Ltd. Class A	22,800	97,633
Digital China Information Service Group Co. Ltd. Class A	28,500	45,338
Security Description	Shares	Value
Do-Fluoride New Materials Co. Ltd. Class A	10,420	$ 20,523
Dongfang Electric Corp. Ltd. Class H (c)	6,000	6,271
Dongfeng Motor Group Co. Ltd. Class H	296,468	123,868
Dongyue Group Ltd. (c)	81,000	75,965
Double Medical Technology, Inc. Class A (a)	9,700	39,412
East Buy Holding Ltd. (a) (b) (c)	27,000	71,757
East Group Co. Ltd. Class A	240,800	196,676
East Money Information Co. Ltd. Class A	12,300	21,820
Ecovacs Robotics Co. Ltd. Class A	10,100	49,482
Eve Energy Co. Ltd. Class A	21,400	115,748
Everbright Securities Co. Ltd. Class A	24,000	53,749
Fanhua, Inc. ADR (a)	6,405	30,424
Far East Horizon Ltd. (c)	188,000	139,322
FAW Jiefang Group Co. Ltd. Class A (a)	32,300	40,128
FIH Mobile Ltd. (a)	134,000	8,732
First Tractor Co. Ltd. Class H	40,000	31,176
Flat Glass Group Co. Ltd. Class A	22,100	87,756
Flat Glass Group Co. Ltd. Class H (c)	19,000	46,174
Focus Media Information Technology Co. Ltd. Class A	73,900	66,160
Foran Energy Group Co. Ltd. Class A	30,870	57,187
Foshan Haitian Flavouring & Food Co. Ltd. Class A	23,401	127,570
Foxconn Industrial Internet Co. Ltd. Class A	93,100	300,699
Fufeng Group Ltd. (c)	73,000	47,290
Fujian Star-net Communication Co. Ltd. Class A	51,800	114,796
Fujian Sunner Development Co. Ltd. Class A	12,100	25,882
Full Truck Alliance Co. Ltd. ADR (a)	26,840	195,127
Fuyao Glass Industry Group Co. Ltd. Class A	22,200	131,327
Ganfeng Lithium Group Co. Ltd. Class A	12,180	60,276
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	16,200	49,574
Gaotu Techedu, Inc. ADR (a)	6,486	42,483
GCL System Integration Technology Co. Ltd. Class A (a)	62,800	21,711
GCL Technology Holdings Ltd.	211,000	34,509
GDS Holdings Ltd. Class A (a) (c)	33,420	27,201
Geely Automobile Holdings Ltd.	356,709	421,135

See accompanying notes to financial statements.
108

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Genimous Technology Co. Ltd. Class A (a)	36,100	$ 35,800
Genscript Biotech Corp. (a) (c)	72,000	133,394
Getein Biotech, Inc. Class A	26,728	33,500
GF Securities Co. Ltd. Class H	71,600	74,011
Giant Network Group Co. Ltd. Class A	18,500	31,188
GigaDevice Semiconductor, Inc. Class A	4,528	45,371
Ginlong Technologies Co. Ltd. Class A	2,800	22,865
GoerTek, Inc. Class A	22,400	48,716
Goke Microelectronics Co. Ltd. Class A	7,600	52,914
Golden Solar New Energy Technology Holdings Ltd. (a) (c)	52,000	35,214
GoldenHome Living Co. Ltd. Class A	15,248	46,561
Goldenmax International Group Ltd. Class A	145,800	149,607
Goldwind Science & Technology Co. Ltd.	19,259	7,136
Goldwind Science & Technology Co. Ltd. Class A	28,500	29,166
GoodWe Technologies Co. Ltd. Class A	2,655	36,528
Gotion High-tech Co. Ltd. Class A (a)	40,300	112,734
Grandblue Environment Co. Ltd. Class A	39,828	89,197
Great Wall Motor Co. Ltd. Class H (c)	232,992	258,997
Gree Real Estate Co. Ltd. Class A (a)	56,600	45,839
Greentown China Holdings Ltd.	70,500	56,209
Grinm Advanced Materials Co. Ltd. Class A	24,600	37,169
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	106,000	104,096
Guangdong Haid Group Co. Ltd. Class A	8,600	50,993
Guangdong Hongda Holdings Group Co. Ltd. Class A	17,100	45,621
Guangdong Investment Ltd.	224,000	95,880
Guangdong Kinlong Hardware Products Co. Ltd. Class A	1,400	6,832
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	29,600	66,984
Guangshen Railway Co. Ltd. Class H (a)	36,500	8,255
Guangzhou Automobile Group Co. Ltd. Class H	234,844	96,321
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	46,000	113,083
Security Description	Shares	Value
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	5,900	$ 20,909
Guangzhou Haige Communications Group, Inc. Co. Class A	131,500	190,175
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	7,592	59,185
Guangzhou R&F Properties Co. Ltd. Class H (a) (c)	143,376	15,938
Guangzhou Restaurant Group Co. Ltd. Class A	13,200	31,798
Guangzhou Tinci Materials Technology Co. Ltd. Class A	9,520	28,558
Guizhou Panjiang Refined Coal Co. Ltd. Class A	82,384	67,855
Guocheng Mining Co. Ltd. Class A	33,900	53,275
Guolian Securities Co. Ltd. Class A (a)	1,500	2,330
Guosen Securities Co. Ltd. Class A	31,400	35,853
Guosheng Financial Holding, Inc. Class A (a)	1,900	2,429
Guotai Junan Securities Co. Ltd. Class A	28,600	56,133
H World Group Ltd.	110,820	429,038
Haidilao International Holding Ltd. (b) (c)	45,000	101,540
Haier Smart Home Co. Ltd. Class A	25,000	86,359
Haier Smart Home Co. Ltd. Class H	134,898	419,701
Hainan Strait Shipping Co. Ltd. Class A	197,775	177,062
Haisco Pharmaceutical Group Co. Ltd. Class A (a)	15,200	56,610
Haitian International Holdings Ltd.	45,000	130,806
Haitong Securities Co. Ltd. Class A	22,700	27,107
Haitong Securities Co. Ltd. Class H	224,000	107,042
Hang Zhou Great Star Industrial Co. Ltd. Class A	35,500	119,598
Hangcha Group Co. Ltd. Class A	31,360	114,894
Hangjin Technology Co. Ltd. Class A	4,300	17,187
Hangzhou Chang Chuan Technology Co. Ltd. Class A	10,100	43,750
Hangzhou Oxygen Plant Group Co. Ltd. Class A	18,400	72,354
Hangzhou Robam Appliances Co. Ltd. Class A	11,900	39,255
Hangzhou Silan Microelectronics Co. Ltd. Class A	16,100	43,441

See accompanying notes to financial statements.
109

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Hangzhou Tigermed Consulting Co. Ltd. Class A	9,800	$ 70,526
Han's Laser Technology Industry Group Co. Ltd. Class A	8,800	22,520
Hansoh Pharmaceutical Group Co. Ltd. (b)	40,000	79,116
Harbin Boshi Automation Co. Ltd. Class A	28,289	65,186
Health & Happiness H&H International Holdings Ltd.	16,000	21,466
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	3,200	8,066
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,350	32,489
Hello Group, Inc. ADR	10,236	63,566
Henan Lingrui Pharmaceutical Co. Class A	31,300	91,739
Henan Shuanghui Investment & Development Co. Ltd. Class A	16,300	57,878
Henan Yicheng New Energy Co. Ltd. Class A (a)	174,800	100,878
Henan Yuguang Gold & Lead Co. Ltd. Class A	28,200	24,780
Hengan International Group Co. Ltd.	55,500	174,801
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	35,900	71,302
Hengli Petrochemical Co. Ltd. Class A (a)	23,900	45,098
Hexing Electrical Co. Ltd. Class A	16,400	81,386
Hiconics Eco-energy Technology Co. Ltd. Class A (a)	373,300	258,622
Hisense Home Appliances Group Co. Ltd. Class A	32,500	133,619
Hoyuan Green Energy Co. Ltd. Class A	18,835	62,754
Hua Hong Semiconductor Ltd. (a) (b) (c)	31,000	60,444
Huabao Flavours & Fragrances Co. Ltd. Class A	1,700	4,130
Huadian Power International Corp. Ltd. Class H	136,000	72,810
Huadong Medicine Co. Ltd. Class A	13,700	57,967
Huafon Chemical Co. Ltd. Class A	54,600	49,408
Hualan Biological Engineering, Inc. Class A	17,644	48,142
Huaneng Power International, Inc. Class H (a)	422,472	248,848
Huangshan Tourism Development Co. Ltd. Class B (a)	50,200	38,955
Huatai Securities Co. Ltd. Class A	45,700	86,989
Huatai Securities Co. Ltd. Class H (b)	47,800	54,601
Security Description	Shares	Value
Huayu Automotive Systems Co. Ltd. Class A	16,200	$ 36,727
Hubei Biocause Pharmaceutical Co. Ltd. Class A	45,400	15,320
Hubei Dinglong Co. Ltd. Class A	5,400	15,738
Huizhou Desay Sv Automotive Co. Ltd. Class A	9,700	168,338
Hunan Aihua Group Co. Ltd. Class A	13,200	30,071
Hundsun Technologies, Inc. Class A	16,718	52,362
HUYA, Inc. ADR (a)	3,744	17,035
Hytera Communications Corp. Ltd. Class A (a)	171,900	110,332
HyUnion Holding Co. Ltd. Class A (a)	18,100	14,858
Iflytek Co. Ltd. Class A	11,000	75,178
IKD Co. Ltd. Class A	23,600	61,922
I-Mab ADR (a) (c)	1,103	2,052
Industrial & Commercial Bank of China Ltd. Class H	4,336,028	2,182,848
Industrial Bank Co. Ltd. Class A	91,000	203,673
INESA Intelligent Tech, Inc. Class B	360,500	210,532
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	42,900	95,072
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	127,900	64,299
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	19,200	73,543
Inner Mongolia Yitai Coal Co. Ltd. Class B	145,481	277,287
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	41,300	31,855
InnoCare Pharma Ltd. (a) (b) (c)	31,000	18,418
Innovent Biologics, Inc. (a) (b)	55,500	267,343
Intco Medical Technology Co. Ltd. Class A	5,380	16,584
iQIYI, Inc. ADR (a)	16,047	67,879
JA Solar Technology Co. Ltd. Class A	19,684	47,147
Jason Furniture Hangzhou Co. Ltd. Class A	10,010	50,185
JD Health International, Inc. (a) (b)	50,000	176,964
JD.com, Inc. Class A	132,347	1,824,613
Jiajiayue Group Co. Ltd. Class A	17,400	24,277
Jiangsu Eastern Shenghong Co. Ltd. Class A	17,100	23,364
Jiangsu Expressway Co. Ltd. Class H	240,299	245,935
Jiangsu Guotai International Group Co. Ltd. Class A	95,300	90,044
Jiangsu Hengli Hydraulic Co. Ltd. Class A	9,982	69,251

See accompanying notes to financial statements.
110

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	32,956	$ 209,754
Jiangsu Hoperun Software Co. Ltd. Class A (a)	16,500	50,906
Jiangsu King's Luck Brewery JSC Ltd. Class A	9,700	79,346
Jiangsu Shagang Co. Ltd. Class A	81,700	49,062
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	6,700	90,989
Jiangsu Yangnong Chemical Co. Ltd. Class A	9,580	67,452
Jiangsu Yoke Technology Co. Ltd. Class A	23,900	175,751
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	15,297	71,803
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a)	42,100	5,915
Jiangxi Copper Co. Ltd. Class H	178,578	304,382
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,400	74,924
Jinke Properties Group Co. Ltd. Class A (a)	71,200	14,220
JinkoSolar Holding Co. Ltd. ADR (c)	2,460	61,967
Jinneng Science&Technology Co. Ltd. Class A	137,800	127,733
JiuGui Liquor Co. Ltd. Class A	400	3,127
Jizhong Energy Resources Co. Ltd. Class A	121,400	125,072
JL Mag Rare-Earth Co. Ltd. Class A	4,920	10,443
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	29,600	44,153
Joinn Laboratories China Co. Ltd. Class A	25,632	65,418
Jointown Pharmaceutical Group Co. Ltd. Class A	45,460	49,903
Joy City Property Ltd.	60,000	1,840
Joyoung Co. Ltd. Class A	20,900	31,579
JOYY, Inc. ADR	2,718	83,579
Juewei Food Co. Ltd. Class A	7,800	20,648
JW Cayman Therapeutics Co. Ltd. (a) (b) (c)	19,500	4,560
Kama Co. Ltd. Class B (a)	171,649	49,950
Kandi Technologies Group, Inc. (a) (c)	3,812	8,081
Kanzhun Ltd. ADR	12,472	218,634
KE Holdings, Inc. ADR	30,937	424,765
Keshun Waterproof Technologies Co. Ltd. Class A	6,020	3,822
Kingboard Holdings Ltd.	70,200	143,155
KingClean Electric Co. Ltd. Class A	17,040	52,901
Security Description	Shares	Value
Kingdee International Software Group Co. Ltd. (a)	156,000	$ 176,003
Kingsoft Cloud Holdings Ltd. (a) (c)	6,390	1,355
Kingsoft Corp. Ltd.	68,200	210,008
Kintor Pharmaceutical Ltd. (a) (b) (c)	19,500	2,143
Kuaishou Technology (a) (b)	94,294	590,960
Kuang-Chi Technologies Co. Ltd. Class A (a)	30,100	84,076
Kunlun Energy Co. Ltd.	288,000	240,293
Kweichow Moutai Co. Ltd. Class A	5,871	1,376,002
KWG Group Holdings Ltd. (a)	108,951	4,107
KWG Living Group Holdings Ltd. (a)	47,416	2,211
LB Group Co. Ltd. Class A	4,200	10,673
Lee & Man Paper Manufacturing Ltd.	145,000	43,724
Lenovo Group Ltd.	485,703	562,877
Lens Technology Co. Ltd. Class A	7,700	14,370
LexinFintech Holdings Ltd. ADR	5,008	9,014
Li Auto, Inc. Class A (a)	61,628	955,155
Li Ning Co. Ltd.	152,257	404,647
Lier Chemical Co. Ltd. Class A	76,960	93,704
Lifetech Scientific Corp. (a) (c)	162,000	36,430
Lingyi iTech Guangdong Co. Class A	38,200	28,675
Livzon Pharmaceutical Group, Inc. Class H (c)	27,397	93,290
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	5,200	12,254
Longfor Group Holdings Ltd. (b) (c)	92,476	130,683
LONGi Green Energy Technology Co. Ltd. Class A	48,412	130,759
Lu Thai Textile Co. Ltd. Class B	48,900	28,241
Luenmei Quantum Co. Ltd. Class A	132,300	101,680
Lufax Holding Ltd. ADR	2,119	8,942
Lushang Freda Pharmaceutical Co. Ltd. Class A (a)	300	363
Luxshare Precision Industry Co. Ltd. Class A	41,908	171,721
Luye Pharma Group Ltd. (a) (b) (c)	135,000	47,090
Luzhou Laojiao Co. Ltd. Class A	8,000	203,912
Maanshan Iron & Steel Co. Ltd. Class A	175,300	58,189
Mango Excellent Media Co. Ltd. Class A	1,400	4,718
Maxscend Microelectronics Co. Ltd. Class A	2,592	35,872
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,400	50,101
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	40,600	28,016

See accompanying notes to financial statements.
111

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Meituan Class B (a) (b)	235,317	$ 2,910,475
Metallurgical Corp. of China Ltd. Class H	288,000	61,453
Microport Scientific Corp. (a) (c)	49,363	41,438
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	7,700	48,562
Ming Yuan Cloud Group Holdings Ltd. (a)	31,000	9,665
MINISO Group Holding Ltd. ADR (c)	4,900	100,450
Minth Group Ltd.	58,000	91,597
MLS Co. Ltd. Class A	26,000	27,861
Montnets Cloud Technology Group Co. Ltd. Class A	15,900	20,739
Muyuan Foods Co. Ltd. Class A	27,314	158,194
NanJi E-Commerce Co. Ltd. Class A (a)	31,100	12,936
Nanjing Hanrui Cobalt Co. Ltd. Class A	1,000	3,219
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	17,547	26,754
NARI Technology Co. Ltd. Class A	42,236	140,255
NAURA Technology Group Co. Ltd. Class A	700	29,569
NavInfo Co. Ltd. Class A (a)	23,700	28,856
NetDragon Websoft Holdings Ltd.	41,000	57,416
NetEase, Inc.	100,970	2,100,303
New China Life Insurance Co. Ltd. Class A	8,700	36,140
New China Life Insurance Co. Ltd. Class H	53,400	94,567
New Hope Liuhe Co. Ltd. Class A (a)	26,700	34,458
New Oriental Education & Technology Group, Inc. (a)	92,510	805,545
Newborn Town, Inc. (a)	94,000	29,786
Newland Digital Technology Co. Ltd. Class A	17,399	41,434
Ningbo Huaxiang Electronic Co. Ltd. Class A	19,500	34,325
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,400	14,574
Ningbo Sanxing Medical Electric Co. Ltd. Class A	33,100	125,235
Ningbo Tuopu Group Co. Ltd. Class A	21,100	185,879
Ningbo Xusheng Group Co. Ltd. Class A	17,708	33,780
NIO, Inc. ADR (a)	73,850	332,325
Niu Technologies ADR (a) (c)	2,589	4,350
Noah Holdings Ltd. ADR	1,921	21,957
Nongfu Spring Co. Ltd. Class H (b) (c)	42,400	228,891
Security Description	Shares	Value
Offcn Education Technology Co. Ltd. Class A (a)	22,500	$ 9,266
Offshore Oil Engineering Co. Ltd. Class A	25,900	22,724
Oppein Home Group, Inc. Class A	9,580	84,658
Orient Securities Co. Ltd. Class A	37,656	42,737
PCI Technology Group Co. Ltd. Class A (a)	44,490	30,700
PDD Holdings, Inc. ADR (a)	36,162	4,203,833
People's Insurance Co. Group of China Ltd. Class A	21,200	14,950
People's Insurance Co. Group of China Ltd. Class H	373,000	119,147
Perfect World Co. Ltd. Class A	15,800	23,176
PetroChina Co. Ltd. Class A	283,300	360,934
PetroChina Co. Ltd. Class H	709,208	606,227
Pharmaron Beijing Co. Ltd. Class A	12,900	36,299
PhiChem Corp. Class A	10,100	16,346
PICC Property & Casualty Co. Ltd. Class H	570,433	752,176
Ping An Bank Co. Ltd. Class A	103,400	149,395
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	24,200	36,487
Ping An Insurance Group Co. of China Ltd. Class A	31,800	178,219
Ping An Insurance Group Co. of China Ltd. Class H	340,182	1,436,541
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	86,500	145,708
Poly Developments & Holdings Group Co. Ltd. Class A	44,500	57,307
Poly Property Group Co. Ltd.	198,155	35,952
Pop Mart International Group Ltd. (b)	17,200	63,183
Postal Savings Bank of China Co. Ltd. Class H (b)	291,000	152,073
Pylon Technologies Co. Ltd. Class A	1,630	19,521
Qianhe Condiment & Food Co. Ltd. Class A	25,848	60,131
Qifu Technology, Inc. ADR	3,114	57,391
Qingdao East Steel Tower Stock Co. Ltd. Class A	140,300	130,824
Qudian, Inc. ADR (a)	9,233	23,083
Rainbow Digital Commercial Co. Ltd. Class A	26,700	20,006
Red Avenue New Materials Group Co. Ltd. Class A	2,100	7,607
RLX Technology, Inc. ADR (c)	42,895	82,358
Roshow Technology Co. Ltd. Class A (a)	161,300	121,302
SAIC Motor Corp. Ltd. Class A	29,500	60,744
Sailun Group Co. Ltd. Class A	59,700	119,805
Sany Heavy Industry Co. Ltd. Class A	36,100	71,848

See accompanying notes to financial statements.
112

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Satellite Chemical Co. Ltd. Class A (a)	48,691	$ 114,344
Seazen Group Ltd. (a) (c)	94,952	12,739
Seazen Holdings Co. Ltd. Class A (a)	13,200	17,817
SF Holding Co. Ltd. Class A	11,700	58,561
Shaanxi Coal Industry Co. Ltd. Class A	51,900	178,709
Shandong Chenming Paper Holdings Ltd. Class H (a) (c)	39,850	8,605
Shandong Dawn Polymer Co. Ltd. Class A	5,700	8,196
Shandong Denghai Seeds Co. Ltd. Class A (a)	36,100	49,374
Shandong Gold Mining Co. Ltd. Class A	29,060	104,706
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	14,700	71,451
Shandong Hi-Speed New Energy Group Ltd. (a)	9,007	2,302
Shandong Linglong Tyre Co. Ltd. Class A	13,800	39,649
Shandong Molong Petroleum Machinery Co. Ltd. Class A (a)	108,900	50,847
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	150,400	93,778
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	25,900	59,288
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (a)	22,060	30,961
Shanghai AtHub Co. Ltd. Class A	26,488	72,236
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	25,136	61,763
Shanghai Baosight Software Co. Ltd. Class A	13,931	73,815
Shanghai Baosight Software Co. Ltd. Class B	68,828	139,583
Shanghai Belling Co. Ltd. Class A	59,900	101,890
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	103,200	50,258
Shanghai Daimay Automotive Interior Co. Ltd. Class A	35,093	56,745
Shanghai Electric Group Co. Ltd. Class H (a)	298,418	57,957
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	35,051	60,250
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	10,100	32,176
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	22,500	36,798
Security Description	Shares	Value
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (c)	30,000	$ 40,555
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	123,000	33,789
Shanghai Haixin Group Co. Class B	171,913	50,371
Shanghai Haohai Biological Technology Co. Ltd. Class H (b) (c)	7,900	40,376
Shanghai Henlius Biotech, Inc. Class H (a) (b)	1,400	2,436
Shanghai Industrial Holdings Ltd.	31,000	41,035
Shanghai International Airport Co. Ltd. Class A (a)	11,600	56,974
Shanghai International Port Group Co. Ltd. Class A	91,600	66,993
Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	105,096	50,131
Shanghai Jinjiang International Travel Co. Ltd. Class B	46,774	57,438
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	23,900	38,613
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	7,612	28,549
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	144,064	53,016
Shanghai M&G Stationery, Inc. Class A	8,096	39,474
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	44,984	43,140
Shanghai Medicilon, Inc. Class A	3,345	19,350
Shanghai New Power Automotive Technology Co. Ltd. Class B (a)	170,100	37,082
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	17,300	40,627
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	46,700	67,426
Shanghai Pudong Development Bank Co. Ltd. Class A	67,600	66,758
Shanghai Putailai New Energy Technology Co. Ltd. Class A	26,461	69,502
Shanghai RAAS Blood Products Co. Ltd. Class A	111,200	107,671
Shanghai Runda Medical Technology Co. Ltd. Class A	27,300	77,496
Shanghai Wanye Enterprises Co. Ltd. Class A	26,400	47,088
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	17,800	49,082

See accompanying notes to financial statements.
113

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shanghai Zhenhua Heavy Industries Co. Ltd. Class B (a)	131,700	$ 26,999
Shanxi Blue Flame Holding Co. Ltd. Class A	37,800	33,477
Shanxi Coking Coal Energy Group Co. Ltd. Class A	58,470	82,224
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	33,000	91,131
Shanxi Meijin Energy Co. Ltd. Class A (a)	35,900	31,695
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	9,400	317,330
Shengda Resources Co. Ltd. Class A (a)	19,300	31,181
Shengyi Technology Co. Ltd. Class A	18,700	45,176
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	2,220	65,832
Shenzhen Agricultural Products Group Co. Ltd. Class A	66,000	53,270
Shenzhen Aisidi Co. Ltd. Class A	47,300	74,399
Shenzhen Capchem Technology Co. Ltd. Class A	3,580	16,765
Shenzhen Das Intellitech Co. Ltd. Class A	108,283	44,444
Shenzhen Expressway Corp. Ltd. Class H	29,000	25,345
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	35,400	58,850
Shenzhen Gas Corp. Ltd. Class A	43,000	43,235
Shenzhen Gongjin Electronics Co. Ltd. Class A	93,800	114,595
Shenzhen H&T Intelligent Control Co. Ltd. Class A	74,600	127,512
Shenzhen Huaqiang Industry Co. Ltd. Class A	20,700	27,484
Shenzhen Investment Ltd.	216,197	28,176
Shenzhen Kangtai Biological Products Co. Ltd. Class A	4,920	14,793
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	13,500	22,517
Shenzhen Kinwong Electronic Co. Ltd. Class A	11,420	30,892
Shenzhen Megmeet Electrical Co. Ltd. Class A	38,200	126,011
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	3,200	123,361
Shenzhen MTC Co. Ltd. Class A	112,600	77,389
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	86,093	28,696
Shenzhen SC New Energy Technology Corp. Class A	600	4,930
Shenzhen Senior Technology Material Co. Ltd. Class A	11,540	17,595
Security Description	Shares	Value
Shenzhen Sunlord Electronics Co. Ltd. Class A	12,400	$ 44,234
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	82,400	97,376
Shenzhen World Union Group, Inc. Class A (a)	14,400	3,887
Shenzhen Ysstech Info-tech Co. Ltd. Class A	118,300	103,466
Shenzhou International Group Holdings Ltd.	36,187	342,615
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	50,000	53,647
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	11,600	48,315
Sichuan New Energy Power Co. Ltd. Class A (a)	13,900	19,968
Sichuan Yahua Industrial Group Co. Ltd. Class A	3,400	4,833
Sinofibers Technology Co. Ltd. Class A	20,500	89,534
Sinoma Science & Technology Co. Ltd. Class A	21,400	44,448
Sino-Ocean Group Holding Ltd. (a) (c)	570,711	20,782
Sinopec Oilfield Service Corp. Class A (a)	131,100	32,863
Sinopec Oilfield Service Corp. Class H (a)	6,000	360
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	420,878	55,390
Sinopharm Group Co. Ltd. Class H	84,000	215,193
Sinotrans Ltd. Class H	161,000	78,582
Sinotruk Hong Kong Ltd.	22,000	54,027
SITC International Holdings Co. Ltd.	132,000	241,182
Skshu Paint Co. Ltd. Class A	18,246	81,650
Skyworth Digital Co. Ltd. Class A	30,000	45,369
Smoore International Holdings Ltd. (b) (c)	90,000	76,586
Sohu.com Ltd. ADR (a)	3,084	32,598
SooChow Securities Co. Ltd. Class A	44,290	41,054
State Grid Information & Communication Co. Ltd. Class A	6,100	15,543
STO Express Co. Ltd. Class A (a)	18,394	21,306
Sun Art Retail Group Ltd. (c)	157,000	31,294
Sunac Services Holdings Ltd. (b)	8,751	2,080
Sungrow Power Supply Co. Ltd. Class A	11,000	156,355
Suning Universal Co. Ltd. Class A	81,000	23,317

See accompanying notes to financial statements.
114

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sunny Optical Technology Group Co. Ltd.	48,029	$ 245,163
Sunresin New Materials Co. Ltd. Class A	3,375	20,765
Sunward Intelligent Equipment Co. Ltd. Class A (a)	65,400	74,674
Sunwoda Electronic Co. Ltd. Class A	17,300	32,597
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	14,200	28,320
Suzhou Maxwell Technologies Co. Ltd. Class A	6,782	99,483
Taiji Computer Corp. Ltd. Class A	14,479	49,537
TAL Education Group ADR (a)	28,775	326,596
TCL Electronics Holdings Ltd.	90,000	32,543
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	27,025	43,923
Tencent Holdings Ltd.	333,896	12,960,870
Tencent Music Entertainment Group ADR (a)	12,993	145,392
Tianma Microelectronics Co. Ltd. Class A (a)	21,000	23,747
Tianneng Power International Ltd. (c)	64,000	59,940
Tianshui Huatian Technology Co. Ltd. Class A	45,900	48,806
Times China Holdings Ltd. (a)	31,000	903
Tingyi Cayman Islands Holding Corp.	210,383	230,639
Tong Ren Tang Technologies Co. Ltd. Class H	94,000	58,491
Tongcheng Travel Holdings Ltd. (a)	36,000	94,986
TongFu Microelectronics Co. Ltd. Class A	24,000	73,285
Tongwei Co. Ltd. Class A	23,800	80,968
Topchoice Medical Corp. Class A (a)	7,000	58,427
TravelSky Technology Ltd. Class H	69,000	83,578
Trip.com Group Ltd. (a)	27,529	1,214,217
Triumph New Energy Co. Ltd. Class H (a) (c)	42,000	29,676
Tsingtao Brewery Co. Ltd. Class H	48,000	329,958
Tuya, Inc. ADR (a)	6,624	11,592
Unigroup Guoxin Microelectronics Co. Ltd. Class A (a)	9,799	88,483
Uni-President China Holdings Ltd.	131,000	93,231
Unisplendour Corp. Ltd. Class A (a)	16,920	51,153
Universal Scientific Industrial Shanghai Co. Ltd. Class A	18,700	35,337
Security Description	Shares	Value
Up Fintech Holding Ltd. ADR (a)	11,710	$ 40,282
Valiant Co. Ltd. Class A	21,400	39,379
Venus MedTech Hangzhou, Inc. Class H (a) (b)	4,500	3,231
Vipshop Holdings Ltd. ADR	22,024	364,497
Visionox Technology, Inc. Class A (a)	151,100	161,289
Visual China Group Co. Ltd. Class A	19,800	38,016
Viva Biotech Holdings (a) (b) (c)	15,500	1,069
Vnet Group, Inc. ADR (a) (c)	7,040	10,912
Walvax Biotechnology Co. Ltd. Class A	6,000	12,826
Wangneng Environment Co. Ltd. Class A	74,300	134,879
Wanhua Chemical Group Co. Ltd. Class A	12,700	140,724
Want Want China Holdings Ltd.	457,287	269,939
Wasu Media Holding Co. Ltd. Class A	32,500	38,720
Weibo Corp. ADR	2,948	26,797
Weichai Power Co. Ltd. Class A	90,300	202,853
Weichai Power Co. Ltd. Class H	33,000	62,910
Weimob, Inc. (a) (b) (c)	147,000	36,062
West China Cement Ltd.	270,000	35,533
Will Semiconductor Co. Ltd. Shanghai Class A	5,855	79,433
Wingtech Technology Co. Ltd. Class A (a)	17,300	87,186
Winning Health Technology Group Co. Ltd. Class A	73,700	73,696
Wuhan Guide Infrared Co. Ltd. Class A	64,712	64,619
Wuliangye Yibin Co. Ltd. Class A	20,044	422,668
WUS Printed Circuit Kunshan Co. Ltd. Class A	20,550	86,215
Wushang Group Co. Ltd. Class A	1,000	1,005
WuXi AppTec Co. Ltd. Class A	22,740	147,301
Wuxi Biologics Cayman, Inc. (a) (b)	197,280	360,458
Wuxi Taiji Industry Co. Ltd. Class A (a)	140,800	128,187
XD, Inc. (a) (c)	27,200	55,259
Xiamen Faratronic Co. Ltd. Class A	6,900	94,485
Xiamen Intretech, Inc. Class A	14,160	30,035
Xiamen ITG Group Corp. Ltd. Class A	39,100	38,667
Xiamen Kingdomway Group Co. Class A	18,600	39,555
Xianhe Co. Ltd. Class A	1,000	2,314
Xiaomi Corp. Class B (a) (b)	728,243	1,390,151
Xilinmen Furniture Co. Ltd. Class A	22,800	52,852
Xinhuanet Co. Ltd. Class A	13,900	45,718

See accompanying notes to financial statements.
115

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Xinjiang Xintai Natural Gas Co. Ltd. Class A	17,592	$ 73,684
Xinte Energy Co. Ltd. Class H (a) (c)	20,000	26,730
Xinyi Glass Holdings Ltd.	237,794	251,878
Xinyi Solar Holdings Ltd.	256,228	198,397
Xizang Zhufeng Resources Co. Ltd. Class A (a)	8,300	10,803
XPeng, Inc. Class A (a) (c)	59,720	244,940
Xtep International Holdings Ltd.	89,465	55,441
Yadea Group Holdings Ltd. (b)	62,000	100,449
Yangzijiang Shipbuilding Holdings Ltd.	222,500	314,890
Yankuang Energy Group Co. Ltd. Class H	210,323	441,798
Yantai Changyu Pioneer Wine Co. Ltd. Class B	28,753	34,056
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	33,900	65,508
Yantai Eddie Precision Machinery Co. Ltd. Class A	20,781	45,653
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	9,000	36,841
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	146,300	215,609
Yeahka Ltd. (a) (c)	8,000	12,450
YGSOFT, Inc. Class A	67,461	49,710
Yidu Tech, Inc. (a) (b) (c)	27,200	13,936
Yifan Pharmaceutical Co. Ltd. Class A (a)	21,800	32,998
Yifeng Pharmacy Chain Co. Ltd. Class A	16,637	90,055
Yihai International Holding Ltd.	20,000	37,872
Yixintang Pharmaceutical Group Co. Ltd. Class A	11,600	30,676
Yonyou Network Technology Co. Ltd. Class A	21,420	35,580
Youdao, Inc. ADR (a) (c)	6,624	26,628
YTO Express Group Co. Ltd. Class A	26,500	55,260
Yum China Holdings, Inc.	25,331	1,007,921
Yunda Holding Co. Ltd. Class A	21,830	21,588
Yunnan Energy New Material Co. Ltd. Class A	8,600	48,281
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A (a)	85,200	127,676
Zai Lab Ltd. (a) (c)	43,920	72,391
ZBOM Home Collection Co. Ltd. Class A	29,280	65,251
Zhaojin Mining Industry Co. Ltd. Class H	53,500	72,596
Zhejiang Akcome New Energy Technology Co. Ltd. (a)	232,300	61,111
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	114,518	75,079
Security Description	Shares	Value
Zhejiang Crystal-Optech Co. Ltd. Class A	92,200	$ 180,453
Zhejiang Dahua Technology Co. Ltd. Class A	50,500	129,512
Zhejiang Dingli Machinery Co. Ltd. Class A	9,820	75,851
Zhejiang Expressway Co. Ltd. Class H	231,840	148,706
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	39,700	30,402
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,970	14,529
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	15,636	36,999
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	13,080	39,094
Zhejiang Jingu Co. Ltd. Class A (a)	107,800	77,059
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	28,360	42,499
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	80,200	50,813
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	32,600	98,154
Zhejiang Medicine Co. Ltd. Class A	23,000	28,416
Zhejiang Meida Industrial Co. Ltd. Class A	33,900	42,303
Zhejiang Narada Power Source Co. Ltd. Class A (a)	24,100	37,775
Zhejiang NHU Co. Ltd. Class A	17,824	41,096
Zhejiang Semir Garment Co. Ltd. Class A	26,700	19,638
Zhejiang Shibao Co. Ltd. Class A (a)	51,900	97,647
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	700	1,139
Zhejiang Supor Co. Ltd. Class A	7,890	62,160
Zhejiang Wansheng Co. Ltd. Class A	141,400	175,864
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	35,400	45,491
Zhejiang Yasha Decoration Co. Ltd. Class A	65,900	34,854
Zhejiang Yongtai Technology Co. Ltd. Class A	30,507	43,741
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	33,200	39,875
Zhihu, Inc. ADR (a) (c)	7,285	4,982
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b)	16,000	25,554
Zhongsheng Group Holdings Ltd.	40,000	69,303
Zhongtian Financial Group Co. Ltd. Class A (a) (d)	92,600	2,551
Zhuzhou CRRC Times Electric Co. Ltd. Class H	54,600	173,013

See accompanying notes to financial statements.
116

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Zijin Mining Group Co. Ltd. Class H	550,506	$ 1,098,698
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	78,800	87,153
ZTE Corp. Class A	9,600	36,296
ZTE Corp. Class H	69,440	138,411
ZTO Express Cayman, Inc. ADR	31,072	650,648
		119,284,932
HONG KONG — 0.3%
Alibaba Pictures Group Ltd. (a) (c)	830,107	48,259
C Fiber Optic (a) (d)	686,800	—
China Animal Healthcare Ltd. (a) (d)	305,700	—
China Common Rich Renewable Energy Investments Ltd. (a) (c) (d)	5,962,000	—
China First Capital Group Ltd. (a)	66,800	324
China High Speed Transmission Equipment Group Co. Ltd. (a) (c)	8,000	787
China Huishan Dairy Holdings Co. Ltd. (a) (d)	549,000	—
China Huiyuan Juice Group Ltd. (a) (d)	157,000	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	2,260,000	—
Citychamp Watch & Jewellery Group Ltd. (a)	300,000	38,715
Comba Telecom Systems Holdings Ltd. (c)	205,847	13,940
CTEG (a) (c) (d)	438,000	—
Digital China Holdings Ltd.	97,000	36,934
Fullshare Holdings Ltd. (a)	622	39
Guotai Junan International Holdings Ltd.	18,000	1,219
Hi Sun Technology China Ltd. (a) (c)	144,000	9,200
Huabao International Holdings Ltd. (c)	34,000	9,905
National Agricultural Holdings Ltd. (a) (d)	57,816	—
Nine Dragons Paper Holdings Ltd. (a) (c)	118,000	49,151
Sino Biopharmaceutical Ltd.	747,000	288,246
Skyworth Group Ltd.	61,600	23,297
SSY Group Ltd.	224,691	148,139
Tech-Pro, Inc. (a) (c) (d)	1,684,800	—
United Energy Group Ltd. (c)	186,000	13,309
United Laboratories International Holdings Ltd.	66,000	75,559
Vinda International Holdings Ltd.	31,000	92,884
Wasion Holdings Ltd.	8,000	5,786
WH Group Ltd. (b)	478,259	315,317
		1,171,010
Security Description	Shares	Value
INDIA — 29.3%
Aarti Drugs Ltd.	2,666	$ 13,883
Aavas Financiers Ltd. (a)	5,863	92,487
ABB India Ltd.	6,204	473,160
Adani Energy Solutions Ltd. (a)	15,040	185,145
Adani Enterprises Ltd.	20,076	769,581
Adani Green Energy Ltd. (a)	23,693	521,330
Adani Ports & Special Economic Zone Ltd.	64,520	1,038,052
Adani Power Ltd. (a)	60,186	385,208
Adani Total Gas Ltd.	15,961	177,317
Affle India Ltd. (a)	8,503	106,203
AIA Engineering Ltd.	6,342	297,719
Ajanta Pharma Ltd.	3,986	106,618
Alembic Pharmaceuticals Ltd.	8,374	98,878
Alok Industries Ltd. (a)	284,335	88,128
Amber Enterprises India Ltd. (a)	3,523	154,505
APL Apollo Tubes Ltd.	13,340	239,273
Apollo Hospitals Enterprise Ltd.	5,451	415,466
Apollo Tyres Ltd.	40,406	225,981
Ashok Leyland Ltd.	40,322	82,793
Asian Paints Ltd.	20,630	704,157
Astral Ltd.	8,882	212,059
AstraZeneca Pharma India Ltd.	6,039	385,822
AU Small Finance Bank Ltd. (b)	12,373	83,819
Aurobindo Pharma Ltd.	27,702	361,626
Avenue Supermarts Ltd. (a) (b)	4,257	230,994
Axis Bank Ltd.	129,792	1,629,666
Bajaj Auto Ltd.	4,490	492,494
Bajaj Electricals Ltd.	18,195	198,012
Bajaj Finance Ltd.	13,891	1,206,724
Bajaj Finserv Ltd.	23,454	462,275
Bajaj Hindusthan Sugar Ltd. (a)	346,518	120,696
Balkrishna Industries Ltd.	6,795	188,800
Bandhan Bank Ltd. (b)	40,769	87,988
Bank of Baroda	39,383	124,685
BEML Ltd.	5,638	215,218
Bharat Bijlee Ltd.	6,261	481,658
Bharat Electronics Ltd.	249,094	601,810
Bharat Forge Ltd.	21,523	291,507
Bharat Heavy Electricals Ltd.	189,139	560,823
Bharat Petroleum Corp. Ltd.	45,363	327,648
Bharti Airtel Ltd.	163,855	2,413,744
Biocon Ltd.	103,885	329,022
Birlasoft Ltd.	41,848	372,306
Bosch Ltd.	603	217,126
Brightcom Group Ltd. (a)	248,814	41,169
Britannia Industries Ltd.	3,719	218,997
Can Fin Homes Ltd.	48,153	434,721
Carysil Ltd.	8,734	102,831
Cholamandalam Financial Holdings Ltd.	25,975	346,167
Cholamandalam Investment & Finance Co. Ltd.	49,431	685,494
Cipla Ltd.	68,501	1,229,490
City Union Bank Ltd.	241	391

See accompanying notes to financial statements.
117

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Coal India Ltd.	107,327	$ 558,624
Crompton Greaves Consumer Electricals Ltd.	47,283	151,653
Dabur India Ltd.	26,894	168,695
DCB Bank Ltd.	58,020	83,062
Deepak Nitrite Ltd.	6,763	172,354
Delhivery Ltd. (a)	30,998	165,596
Dhani Services Ltd. (a)	20,845	9,510
Dish TV India Ltd. (a)	127,382	25,583
Dishman Carbogen Amcis Ltd. (a)	3,656	10,325
Divi's Laboratories Ltd.	7,091	292,924
Dixon Technologies India Ltd.	7,275	652,397
DLF Ltd.	51,837	557,511
Dr Lal PathLabs Ltd. (b)	6,188	167,891
Dr Reddy's Laboratories Ltd.	8,351	616,584
Edelweiss Financial Services Ltd.	34,236	26,087
Eicher Motors Ltd.	7,844	378,015
Elecon Engineering Co. Ltd.	18,634	211,972
Emami Ltd.	10,508	54,094
Epigral Ltd.	1,782	23,459
Escorts Kubota Ltd.	4,842	161,238
Federal Bank Ltd.	127,478	229,576
Fine Organic Industries Ltd.	23	1,113
Finolex Cables Ltd.	20,110	241,361
Fortis Healthcare Ltd.	37,072	186,777
FSN E-Commerce Ventures Ltd. (a)	89,982	174,726
GAIL India Ltd.	195,770	424,977
Gillette India Ltd.	828	64,725
Glenmark Pharmaceuticals Ltd.	14,945	171,746
GMR Airports Infrastructure Ltd. (a)	491,443	480,822
Godrej Consumer Products Ltd.	37,807	567,451
Godrej Industries Ltd. (a)	14,513	136,155
Godrej Properties Ltd. (a)	8,770	241,862
Granules India Ltd.	47,434	244,642
Graphite India Ltd.	29,215	211,417
Grasim Industries Ltd.	11,390	312,369
Gujarat Pipavav Port Ltd.	38,805	98,894
Havells India Ltd.	27,053	491,416
HCL Technologies Ltd.	75,544	1,398,111
HDFC Bank Ltd.	302,679	5,254,626
HDFC Life Insurance Co. Ltd. (b)	44,150	335,271
HEG Ltd.	8,688	192,094
Hero MotoCorp Ltd.	9,519	538,972
HFCL Ltd.	82,907	91,255
Hikal Ltd.	8,855	28,141
Hindalco Industries Ltd.	87,874	590,287
Hindustan Construction Co. Ltd. (a)	490,343	185,784
Hindustan Copper Ltd.	21,296	70,997
Hindustan Petroleum Corp. Ltd.	42,400	241,810
Hindustan Unilever Ltd.	66,251	1,798,692
Hindustan Zinc Ltd.	113,584	398,077
Security Description	Shares	Value
ICICI Bank Ltd.	585	$ 7,669
ICICI Bank Ltd. ADR	158,627	4,189,339
ICICI Lombard General Insurance Co. Ltd. (b)	2,045	41,303
ICICI Prudential Life Insurance Co. Ltd. (b)	9,560	69,766
IDFC First Bank Ltd. (a)	248,279	224,457
IDFC Ltd. (a)	128,362	170,375
IIFL Finance Ltd.	68,883	280,892
India Cements Ltd. (a)	28,953	73,734
Indiabulls Housing Finance Ltd.	34,712	70,046
Indiabulls Real Estate Ltd. (a)	29,880	41,541
IndiaMart InterMesh Ltd. (b)	743	23,567
Indian Hotels Co. Ltd.	47,708	338,150
Indian Oil Corp. Ltd.	257,075	517,063
Indus Towers Ltd. (a)	57,610	201,111
Infibeam Avenues Ltd.	720,785	294,701
Info Edge India Ltd.	4,910	329,207
Infosys Ltd. ADR (c)	193,372	3,467,160
InterGlobe Aviation Ltd. (a) (b)	5,818	247,547
IOL Chemicals & Pharmaceuticals Ltd.	1,837	7,961
Ipca Laboratories Ltd.	22,386	332,130
ITC Ltd. GDR	186,489	960,418
Jaiprakash Power Ventures Ltd. (a)	1,188,672	217,347
Jindal Stainless Ltd.	39,928	332,460
Jindal Steel & Power Ltd.	47,245	481,018
Jio Financial Services Ltd. (a)	174,013	738,073
Johnson Controls-Hitachi Air Conditioning India Ltd. (a)	8,158	93,325
JSW Energy Ltd.	45,194	286,599
JSW Steel Ltd.	51,074	508,398
Jubilant Foodworks Ltd.	37,654	202,644
Jubilant Ingrevia Ltd.	24,720	134,178
Jubilant Pharmova Ltd.	8,736	59,694
Just Dial Ltd. (a)	16,937	163,100
Jyoti Resins & Adhesives Ltd.	12,970	220,514
Karnataka Bank Ltd.	49,713	134,173
Kaveri Seed Co. Ltd.	9,668	72,259
Kotak Mahindra Bank Ltd.	66,156	1,416,283
KPIT Technologies Ltd.	15,448	275,314
Larsen & Toubro Ltd. GDR	39,017	1,767,470
Laurus Labs Ltd. (b)	73,503	345,780
Lemon Tree Hotels Ltd. (a) (b)	252,020	394,487
LIC Housing Finance Ltd.	31,338	229,561
LTIMindtree Ltd. (b)	6,997	414,304
Lupin Ltd.	19,898	385,733
Macrotech Developers Ltd. (b)	17,094	232,801
Mahindra & Mahindra Financial Services Ltd.	63,022	210,672
Mahindra & Mahindra Ltd.	51,873	1,195,002
MakeMyTrip Ltd. (a) (c)	8,958	636,466
Manappuram Finance Ltd.	51,753	107,443
Marico Ltd.	42,219	251,687
Marksans Pharma Ltd.	200,391	364,970
Maruti Suzuki India Ltd.	6,594	996,214

See accompanying notes to financial statements.
118

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Max Financial Services Ltd. (a)	12,247	$ 147,165
Motherson Sumi Wiring India Ltd.	116,537	92,360
Muthoot Finance Ltd.	8,381	148,768
Natco Pharma Ltd.	7,994	91,252
Navin Fluorine International Ltd.	4,640	173,260
NCC Ltd.	70,463	196,302
Nestle India Ltd.	17,370	546,149
NOCIL Ltd.	54,017	161,981
NTPC Ltd.	240,655	968,939
Nuvama Wealth Management Ltd. (a)	364	20,389
Oberoi Realty Ltd.	7,786	137,777
Oil & Natural Gas Corp. Ltd.	274,877	883,436
Olectra Greentech Ltd.	12,611	285,561
One 97 Communications Ltd. (a)	9,911	47,848
Page Industries Ltd.	625	258,168
Persistent Systems Ltd.	8,308	396,914
PI Industries Ltd.	7,159	331,978
Piramal Enterprises Ltd.	4,142	42,181
Piramal Pharma Ltd. (a)	20,565	31,784
PNB Housing Finance Ltd. (a) (b)	41,557	313,836
Power Finance Corp. Ltd.	81,972	383,557
Power Grid Corp. of India Ltd.	165,039	547,937
Rajesh Exports Ltd. (a)	21,304	67,320
RattanIndia Enterprises Ltd. (a)	185,248	153,702
RattanIndia Power Ltd. (a)	1,285,592	127,168
Raymond Ltd.	7,355	159,468
RBL Bank Ltd. (b)	44,213	127,387
REC Ltd.	78,317	423,500
Reliance Industries Ltd. GDR (b)	89,200	6,368,880
Reliance Infrastructure Ltd. (a)	61,399	199,467
Reliance Power Ltd. (a)	428,295	145,072
Religare Enterprises Ltd. (a)	34,221	85,858
Route Mobile Ltd.	4,792	92,059
Samvardhana Motherson International Ltd.	113,894	159,911
SBI Life Insurance Co. Ltd. (b)	14,971	269,299
Sequent Scientific Ltd. (a)	86,532	119,834
Shilpa Medicare Ltd. (a)	11,020	60,853
Shree Renuka Sugars Ltd. (a)	193,031	91,884
Shriram Finance Ltd.	15,458	437,370
Siemens Ltd.	4,825	310,899
Solara Active Pharma Sciences Ltd. (a)	1,086	4,830
Sona Blw Precision Forgings Ltd. (b)	34,236	289,786
South Indian Bank Ltd. (e)	414,042	135,279
South Indian Bank Ltd. (a) (e)	98,766	32,270
SpiceJet Ltd. (a)	59,776	43,010
State Bank of India	132,395	1,194,297
Steel Authority of India Ltd.	170,318	274,155
Strides Pharma Science Ltd.	17,366	163,390
Subex Ltd. (a)	101,297	36,497
Sun Pharma Advanced Research Co. Ltd. (a)	21,888	96,656
Security Description	Shares	Value
Sun Pharmaceutical Industries Ltd.	89,972	$ 1,748,198
Suzlon Energy Ltd. (a)	815,583	395,067
Tarsons Products Ltd. (a)	27,022	127,524
Tata Communications Ltd.	6,634	159,911
Tata Consultancy Services Ltd.	67,471	3,135,851
Tata Consumer Products Ltd.	22,996	302,248
Tata Elxsi Ltd.	1,172	109,400
Tata Motors Ltd.	123,334	1,468,133
Tata Steel Ltd.	282,644	528,162
Tata Teleservices Maharashtra Ltd. (a)	160,226	142,163
TCI Express Ltd.	939	11,528
Tech Mahindra Ltd.	37,812	565,848
Thyrocare Technologies Ltd. (b)	27,445	194,133
Titan Co. Ltd.	13,234	603,256
Torrent Pharmaceuticals Ltd.	11,432	356,465
Trent Ltd.	11,731	555,307
TVS Motor Co. Ltd.	29,338	756,943
Ujjivan Financial Services Ltd.	14,241	81,346
UltraTech Cement Ltd.	5,077	593,465
United Breweries Ltd.	5,791	120,535
United Spirits Ltd.	37,007	503,285
UPL Ltd.	32,990	180,372
Vakrangee Ltd.	151,600	36,081
Vedanta Ltd.	46,392	151,103
VL E-Governance & IT Solutions Ltd. (a)	14,933	9,078
V-Mart Retail Ltd. (a)	2,503	64,642
Vodafone Idea Ltd. (a)	613,185	97,416
Wipro Ltd. ADR (c)	184,567	1,061,260
Wockhardt Ltd. (a)	22,378	157,151
Yes Bank Ltd. (a)	544,697	151,518
Zee Entertainment Enterprises Ltd. (a)	59,885	99,482
Zomato Ltd. (a)	321,828	702,675
Zydus Lifesciences Ltd.	19,114	230,862
		98,757,543
INDONESIA — 2.8%
Ace Hardware Indonesia Tbk. PT	1,686,200	93,589
Adaro Energy Indonesia Tbk. PT	1,422,900	242,310
Adaro Minerals Indonesia Tbk. PT (a)	564,900	46,674
AKR Corporindo Tbk. PT	459,100	49,805
Astra International Tbk. PT	1,792,151	582,124
Bank Central Asia Tbk. PT	3,005,275	1,909,691
Bank Jago Tbk. PT (a)	113,000	19,029
Bank Mandiri Persero Tbk. PT	3,575,580	1,635,002
Bank Negara Indonesia Persero Tbk. PT	787,200	292,935
Bank Rakyat Indonesia Persero Tbk. PT	5,440,131	2,075,862
Barito Pacific Tbk. PT	1,405,003	83,742
Chandra Asri Pacific Tbk. PT	437,912	160,885

See accompanying notes to financial statements.
119

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Charoen Pokphand Indonesia Tbk. PT	409,900	$ 135,728
Ciputra Development Tbk. PT	650,396	53,328
Elang Mahkota Teknologi Tbk. PT	730,800	20,096
GoTo Gojek Tokopedia Tbk. PT (a)	48,474,000	210,956
Gudang Garam Tbk. PT	1,900	2,385
Indah Kiat Pulp & Paper Tbk. PT	155,300	93,787
Indocement Tunggal Prakarsa Tbk. PT	200,525	110,665
Kalbe Farma Tbk. PT	704,700	65,559
Lippo Karawaci Tbk. PT (a)	2,849,610	12,222
Matahari Department Store Tbk. PT	14,600	1,621
Media Nusantara Citra Tbk. PT	294,700	6,282
Pabrik Kertas Tjiwi Kimia Tbk. PT	56,200	25,255
Pakuwon Jati Tbk. PT	1,614,800	43,184
Perusahaan Gas Negara Tbk. PT	1,128,640	96,812
PP Persero Tbk. PT (a)	551,176	16,756
Semen Indonesia Persero Tbk. PT	437,461	162,789
Summarecon Agung Tbk. PT	692,627	23,153
Telkom Indonesia Persero Tbk. PT	4,049,394	886,244
Tower Bersama Infrastructure Tbk. PT	259,100	30,723
Transcoal Pacific Tbk. PT	63,900	29,320
Unilever Indonesia Tbk. PT	235,500	40,104
United Tractors Tbk. PT	133,645	203,776
Wijaya Karya Persero Tbk. PT (a)	521,357	7,892
		9,470,285
MALAYSIA — 3.0%
AEON Credit Service M Bhd.	91,100	117,797
Alliance Bank Malaysia Bhd.	476,610	370,574
AMMB Holdings Bhd.	80,000	70,484
Astro Malaysia Holdings Bhd.	152,000	9,795
Axiata Group Bhd.	334,683	190,217
Bermaz Auto Bhd.	185,280	93,560
British American Tobacco Malaysia Bhd.	4,100	7,008
Bursa Malaysia Bhd.	239,851	378,045
Cahya Mata Sarawak Bhd.	194,500	38,012
Carlsberg Brewery Malaysia Bhd. Class B	43,103	167,385
CELCOMDIGI Bhd.	142,800	127,020
CIMB Group Holdings Bhd.	388,364	537,457
Datasonic Group Bhd.	378,500	35,187
Dayang Enterprise Holdings Bhd.	124,550	64,472
Dialog Group Bhd.	417,400	198,426
Eco World Development Group Bhd.	161,500	51,866
Frontken Corp. Bhd.	130,400	106,623
Security Description	Shares	Value
Gamuda Bhd.	151,487	$ 168,674
Genting Bhd.	326,900	326,002
Genting Malaysia Bhd.	362,000	208,802
Globetronics Technology Bhd.	106,500	33,302
Hartalega Holdings Bhd. (a)	76,500	44,449
Hibiscus Petroleum Bhd.	75,340	40,432
Hong Leong Bank Bhd.	36,600	149,710
IHH Healthcare Bhd.	93,400	118,995
IJM Corp. Bhd.	696,280	356,010
Inari Amertron Bhd.	419,312	279,955
IOI Corp. Bhd.	462,796	386,234
IOI Properties Group Bhd.	404,416	192,253
KNM Group Bhd. (a)	732,400	13,153
Kuala Lumpur Kepong Bhd.	37,313	175,804
Malayan Banking Bhd.	315,029	642,305
Malaysia Airports Holdings Bhd.	94,482	197,628
Maxis Bhd.	244,800	174,303
MISC Bhd.	58,500	94,554
My EG Services Bhd.	613,822	102,455
Padini Holdings Bhd.	145,500	104,521
Pentamaster Corp. Bhd.	241,775	226,808
Petronas Chemicals Group Bhd.	96,500	138,440
PPB Group Bhd.	84,120	277,260
Press Metal Aluminium Holdings Bhd.	531,570	523,371
Public Bank Bhd.	912,273	811,466
RHB Bank Bhd.	200,101	238,447
Sime Darby Bhd.	254,788	139,964
Sime Darby Plantation Bhd.	243,699	223,979
Sime Darby Property Bhd.	305,488	59,381
Supermax Corp. Bhd.	150,434	25,904
Telekom Malaysia Bhd.	98,644	125,259
Tenaga Nasional Bhd.	171,750	407,874
Top Glove Corp. Bhd. (a)	329,800	55,745
Velesto Energy Bhd. (a)	688,500	42,186
Yinson Holdings Bhd.	275,320	134,955
YTL Corp. Bhd.	314,410	173,381
		9,977,889
PHILIPPINES — 1.0%
Aboitiz Equity Ventures, Inc.	83,260	69,389
Alliance Global Group, Inc.	554,200	100,163
Ayala Land, Inc.	863,051	495,124
Bank of the Philippine Islands	74,297	156,088
BDO Unibank, Inc.	166,654	458,028
Bloomberry Resorts Corp. (a)	326,900	64,199
Cebu Air, Inc. (a)	46,330	26,373
D&L Industries, Inc.	1,124,300	124,000
Globe Telecom, Inc.	1,839	57,870
JG Summit Holdings, Inc.	251,072	162,573
Jollibee Foods Corp.	31,510	141,589
LT Group, Inc.	393,200	69,876
Metropolitan Bank & Trust Co.	66,570	77,151
PLDT, Inc.	12,894	314,236
Puregold Price Club, Inc.	235,950	112,487
SM Investments Corp.	23,305	402,961
SM Prime Holdings, Inc.	730,700	425,045

See accompanying notes to financial statements.
120

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Universal Robina Corp.	66,760	$ 125,053
		3,382,205
TAIWAN — 26.5%
Accton Technology Corp.	31,000	444,123
Acer, Inc.	446,395	650,689
Advantech Co. Ltd.	37,085	471,623
Alchip Technologies Ltd.	5,000	494,477
ASE Technology Holding Co. Ltd.	279,043	1,351,467
Asia Cement Corp.	356,687	456,398
Asia Vital Components Co. Ltd.	28,000	474,198
ASPEED Technology, Inc.	2,000	208,102
Asustek Computer, Inc.	68,737	909,592
AUO Corp. ADR	92,089	524,907
Bank of Kaohsiung Co. Ltd. (a)	296,204	110,139
Catcher Technology Co. Ltd.	72,539	492,985
Cathay Financial Holding Co. Ltd.	861,838	1,299,348
Center Laboratories, Inc.	60,582	82,345
Chailease Holding Co. Ltd.	90,179	483,250
Chang Hwa Commercial Bank Ltd.	467,689	265,238
Cheng Shin Rubber Industry Co. Ltd.	95,000	147,531
China Development Financial Holding Corp. (a)	1,775,559	768,400
China Steel Chemical Corp.	18,877	72,845
China Steel Corp.	1,072,216	797,373
Chroma ATE, Inc.	17,000	134,126
Chunghwa Telecom Co. Ltd.	198,074	776,737
Compal Electronics, Inc.	664,029	794,673
Compeq Manufacturing Co. Ltd.	35,000	85,522
CTBC Financial Holding Co. Ltd.	1,633,570	1,653,809
Delta Electronics, Inc.	102,986	1,102,151
E.Sun Financial Holding Co. Ltd.	808,813	686,152
Eclat Textile Co. Ltd.	30,365	518,995
eCloudvalley Digital Technology Co. Ltd.	14,311	49,189
EirGenix, Inc. (a)	19,000	52,244
Elite Material Co. Ltd.	17,000	214,070
Elite Semiconductor Microelectronics Technology, Inc.	18,000	49,213
eMemory Technology, Inc.	3,318	248,823
Ennostar, Inc. (a)	81,585	98,529
Evergreen Marine Corp. Taiwan Ltd.	58,465	321,522
Everlight Electronics Co. Ltd.	109,996	183,879
Far Eastern New Century Corp.	591,352	610,689
Far EasTone Telecommunications Co. Ltd.	84,000	212,339
Faraday Technology Corp.	18,695	195,400
Feng TAY Enterprise Co. Ltd.	45,329	223,787
Firich Enterprises Co. Ltd.	34,767	31,070
First Financial Holding Co. Ltd.	584,292	503,897
FocalTech Systems Co. Ltd.	20,000	59,119
Security Description	Shares	Value
Formosa Chemicals & Fibre Corp.	402,182	$ 687,405
Formosa Petrochemical Corp.	141,000	302,236
Formosa Plastics Corp.	400,663	852,568
Foxconn Technology Co. Ltd.	161,519	328,554
Fubon Financial Holding Co. Ltd.	639,801	1,385,418
Genius Electronic Optical Co. Ltd.	6,475	102,982
Giant Manufacturing Co. Ltd.	32,305	227,120
Globalwafers Co. Ltd.	15,884	275,458
Himax Technologies, Inc. ADR (c)	14,162	75,767
Hiwin Technologies Corp.	31,745	276,746
Holy Stone Enterprise Co. Ltd.	14,700	44,279
Hon Hai Precision Industry Co. Ltd.	823,765	4,002,545
Hotai Motor Co. Ltd.	32,640	659,868
HTC Corp. (a)	82,710	123,147
Hua Nan Financial Holdings Co. Ltd.	693,909	496,524
Innolux Corp.	582,054	276,445
Inventec Corp.	260,000	475,261
ITEQ Corp.	17,267	48,234
King Yuan Electronics Co. Ltd.	207,898	688,587
Largan Precision Co. Ltd.	6,142	466,357
Lite-On Technology Corp.	120,394	398,762
Macronix International Co. Ltd.	183,673	152,948
Makalot Industrial Co. Ltd.	31,069	354,827
MediaTek, Inc.	94,601	3,428,911
Medigen Biotechnology Corp. (a)	14,000	17,104
Medigen Vaccine Biologics Corp. (a)	25,467	41,539
Mega Financial Holding Co. Ltd.	709,450	892,258
Merry Electronics Co. Ltd.	30,809	114,077
Microbio Co. Ltd.	3,956	5,507
Micro-Star International Co. Ltd.	34,000	177,418
Motech Industries, Inc.	79,627	70,288
Nan Ya Plastics Corp.	553,704	953,305
Nanya Technology Corp.	47,000	99,277
Nien Made Enterprise Co. Ltd.	11,000	122,018
Novatek Microelectronics Corp.	51,599	949,640
Nuvoton Technology Corp.	20,000	77,492
O-Bank Co. Ltd.	613,281	190,288
Oneness Biotech Co. Ltd.	18,204	98,973
PChome Online, Inc. (a)	20,893	22,196
Pegatron Corp.	232,900	725,550
PharmaEssentia Corp. (a)	11,483	114,817
Phoenix Silicon International Corp.	20,416	32,853
Pou Chen Corp.	163,000	184,628
Powertech Technology, Inc.	159,518	1,001,863
President Chain Store Corp.	34,000	282,063
Promos Technologies, Inc. (a) (d)	2,232	—
Quanta Computer, Inc.	151,729	1,327,484

See accompanying notes to financial statements.
121

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Radiant Opto-Electronics Corp.	31,000	$ 167,091
RDC Semiconductor Co. Ltd.	10,300	172,184
Realtek Semiconductor Corp.	49,825	867,172
RichWave Technology Corp. (a)	14,201	90,743
Ritek Corp. (a)	59,593	14,450
Senhwa Biosciences, Inc. (a)	1,000	1,356
Shanghai Commercial & Savings Bank Ltd.	284,332	428,672
Shin Kong Financial Holding Co. Ltd. (a)	1,725,143	434,473
Silicon Motion Technology Corp. ADR	2,695	207,353
Simplo Technology Co. Ltd.	16,000	225,725
Sino-American Silicon Products, Inc.	26,000	174,668
SinoPac Financial Holdings Co. Ltd.	1,512,998	1,016,434
Sitronix Technology Corp.	10,000	93,740
Synnex Technology International Corp.	157,000	384,608
TA-I Technology Co. Ltd.	15,750	23,327
Taishin Financial Holding Co. Ltd.	876,873	491,817
Taiwan Cement Corp.	697,631	691,015
Taiwan Cooperative Financial Holding Co. Ltd.	225,882	183,509
Taiwan FU Hsing Industrial Co. Ltd.	149,000	251,876
Taiwan High Speed Rail Corp.	94,000	88,556
Taiwan Mobile Co. Ltd.	135,260	431,094
Taiwan Paiho Ltd.	20,000	35,871
Taiwan Semiconductor Manufacturing Co. Ltd.	192,000	4,613,495
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	196,880	26,785,524
Taiwan Surface Mounting Technology Corp.	20,000	65,930
Taiwan Union Technology Corp.	13,000	74,336
Teco Electric & Machinery Co. Ltd.	114,000	203,397
TPK Holding Co. Ltd.	23,000	26,519
Tripod Technology Corp.	77,361	494,331
Unimicron Technology Corp.	75,540	448,470
Uni-President Enterprises Corp.	349,893	835,278
United Integrated Services Co. Ltd.	53,755	652,548
United Microelectronics Corp. ADR (c)	179,149	1,449,315
Vanguard International Semiconductor Corp.	19,000	50,345
Voltronic Power Technology Corp.	6,804	350,793
Walsin Lihwa Corp.	406,453	474,990
Walsin Technology Corp.	25,000	87,100
Win Semiconductors Corp.	25,000	113,659
Winbond Electronics Corp.	91,658	77,328
Wistron Corp.	158,976	598,579
Security Description	Shares	Value
Wiwynn Corp.	9,248	$ 632,841
WPG Holdings Ltd.	50,000	149,984
Yageo Corp.	21,596	400,832
Yang Ming Marine Transport Corp.	91,000	125,396
Yuanta Financial Holding Co. Ltd.	1,284,891	1,208,468
Zhen Ding Technology Holding Ltd.	41,000	160,139
		89,497,883
THAILAND — 2.5%
Advanced Info Service PCL	112,561	629,324
Airports of Thailand PCL	280,500	501,614
Bangkok Bank PCL NVDR	22,600	86,095
Bangkok Dusit Medical Services PCL Class F	78,900	61,087
Bangkok Expressway & Metro PCL	1,483,407	325,242
BEC World PCL	22,400	3,008
Bumrungrad Hospital PCL	28,800	176,016
Carabao Group PCL	13,300	23,146
Central Plaza Hotel PCL (a)	38,900	46,110
Charoen Pokphand Foods PCL	200,600	100,059
Chularat Hospital PCL	1,568,500	123,804
CP ALL PCL	405,054	605,014
CPN Retail Growth Leasehold REIT	29,300	8,512
Delta Electronics Thailand PCL	238,100	471,469
Electricity Generating PCL	17,499	54,194
Energy Absolute PCL	185,200	173,843
Frasers Property Thailand Industrial Freehold & Leasehold REIT	58,387	16,162
Global Power Synergy PCL	23,500	33,813
Gulf Energy Development PCL	214,200	256,835
Gunkul Engineering PCL	1,278,443	96,704
Hana Microelectronics PCL	83,500	90,394
Ichitan Group PCL	107,000	48,973
Indorama Ventures PCL	134,900	88,362
IRPC PCL	1,867,291	97,235
Jasmine International PCL	498,925	31,723
Kasikornbank PCL	46,854	159,230
Kasikornbank PCL NVDR	72,000	244,687
KCE Electronics PCL	141,670	152,396
Krungthai Card PCL	71,400	89,525
MC Group PCL	242,400	88,357
Mega Lifesciences PCL	185,100	210,528
Minor International PCL	280,246	253,460
Muangthai Capital PCL	18,600	23,704
PTG Energy PCL	143,800	33,499
PTT Exploration & Production PCL	124,907	510,069
PTT Global Chemical PCL NVDR	62,700	65,299
PTT PCL	597,683	548,746
SCB X PCL	77,428	241,913

See accompanying notes to financial statements.
122

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Siam Cement PCL NVDR	40,300	$ 281,644
Srisawad Corp. PCL	197,931	229,190
Super Energy Corp. PCL NVDR (a)	811,100	6,669
SVI PCL	639,840	107,846
Thai Beverage PCL (c)	796,200	289,077
Thai Oil PCL	251,449	404,868
Thai Union Group PCL	175,100	69,104
TMBThanachart Bank PCL	2,670,636	133,212
True Corp. PCL NVDR (a)	669,556	141,297
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	54,200	14,037
		8,447,095
UNITED STATES — 0.1%
JS Global Lifestyle Co. Ltd. (b)	57,000	10,487
Legend Biotech Corp. ADR (a)	5,128	287,630
		298,117
TOTAL COMMON STOCKS (Cost $318,776,686)		340,286,959

RIGHTS — 0.0% (f)
INDIA — 0.0% (f)
Hindustan Construction Co. Ltd. (expiring 04/05/24) (a) (Cost $0)	54,020	6,056
WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Eco World Development Group Bhd. (expiring 04/12/29) (a) (Cost $0)	38,320	2,753
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (g) (h)	782,388	782,623
State Street Navigator Securities Lending Portfolio II (i) (j)	5,054,226	5,054,226
TOTAL SHORT-TERM INVESTMENTS (Cost $5,836,849)		5,836,849
TOTAL INVESTMENTS — 102.5% (Cost $324,613,535)		346,132,617
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(8,519,281)
NET ASSETS — 100.0%		$ 337,613,336

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.5% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2024.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $2,551, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
123

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$332,940,958	$7,343,450	$2,551	$340,286,959
Rights	6,056	—	—	6,056
Warrants	2,753	—	—	2,753
Short-Term Investments	5,836,849	—	—	5,836,849
TOTAL INVESTMENTS	$338,786,616	$7,343,450	$2,551	$346,132,617
Sector Breakdown as of March 31, 2024

% of Net Assets
Information Technology	25.5%
Financials	19.0
Consumer Discretionary	14.2
Industrials	8.6
Communication Services	8.2
Materials	5.8
Health Care	5.3
Consumer Staples	5.1
Energy	4.9
Utilities	2.7
Real Estate	1.5
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	126,224	$ 126,249	$ 9,511,245	$ 8,854,967	$96	$—	782,388	$ 782,623	$14,150
State Street Navigator Securities Lending Portfolio II	6,677,860	6,677,860	25,599,509	27,223,143	—	—	5,054,226	5,054,226	34,893
Total		$6,804,109	$ 35,110,754	$ 36,078,110	$96	$—		$5,836,849	$49,043
See accompanying notes to financial statements.
124

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BRAZIL — 1.6%
Alupar Investimento SA	434,275	$ 2,651,346
Cia De Sanena Do Parana	646,287	3,360,839
		6,012,185
CHINA — 24.4%
Agricultural Bank of China Ltd. Class H	12,648,000	5,332,992
AsiaInfo Technologies Ltd. (a) (b)	240,800	220,603
Bank of China Ltd. Class H	13,312,000	5,493,903
Bank of Communications Co. Ltd. Class H	8,175,000	5,368,909
Beijing Enterprises Holdings Ltd.	653,500	1,895,425
CGN Power Co. Ltd. Class H (a)	14,748,000	4,371,760
China CITIC Bank Corp. Ltd. Class H	11,993,000	6,389,974
China Construction Bank Corp. Class H	9,438,000	5,691,899
China Resources Land Ltd.	3,044,500	9,627,785
Chongqing Rural Commercial Bank Co. Ltd. Class H	4,070,000	1,684,902
CITIC Ltd.	7,901,000	7,591,631
CITIC Securities Co. Ltd. Class H	1,016,450	1,675,371
CITIC Telecom International Holdings Ltd.	1,813,000	586,075
Genertec Universal Medical Group Co. Ltd. (a)	1,597,500	871,573
Guangdong Investment Ltd.	4,714,000	2,017,760
Industrial & Commercial Bank of China Ltd. Class H	10,966,000	5,520,516
Jiangsu Expressway Co. Ltd. Class H	1,916,000	1,960,935
Kunlun Energy Co. Ltd.	5,328,000	4,445,418
PetroChina Co. Ltd. Class H	15,598,000	13,333,072
Shenzhen Expressway Corp. Ltd. Class H	544,000	475,434
Sinopec Engineering Group Co. Ltd. Class H	1,829,500	1,054,251
Yuexiu Property Co. Ltd.	6,759,540	3,722,456
Zhejiang Expressway Co. Ltd. Class H	3,730,920	2,393,067
		91,725,711
CZECH REPUBLIC — 1.1%
CEZ AS (b)	115,304	4,122,045
HONG KONG — 1.9%
WH Group Ltd. (a)	10,694,500	7,050,913
INDIA — 11.1%
Hero MotoCorp Ltd.	195,601	11,075,047
NTPC Ltd.	2,837,873	11,426,010
Oracle Financial Services Software Ltd.	29,655	3,119,762
Power Grid Corp. of India Ltd.	3,717,969	12,343,822
Security Description	Shares	Value
RITES Ltd.	444,979	$ 3,541,585
		41,506,226
INDONESIA — 0.8%
AKR Corporindo Tbk. PT	11,701,500	1,269,416
Indofood Sukses Makmur Tbk. PT	4,457,700	1,792,358
		3,061,774
KUWAIT — 0.8%
Mobile Telecommunications Co. KSCP	1,913,005	3,053,594
MALAYSIA — 6.2%
Malayan Banking Bhd.	5,528,000	11,270,906
Maxis Bhd.	935,200	665,883
MISC Bhd.	814,600	1,316,647
Petronas Gas Bhd.	616,700	2,285,425
Sime Darby Bhd.	5,719,400	3,141,864
Tenaga Nasional Bhd.	1,962,600	4,660,812
		23,341,537
MEXICO — 3.6%
Bolsa Mexicana de Valores SAB de CV	787,365	1,753,621
FIBRA Macquarie Mexico REIT (a)	566,927	1,100,309
Megacable Holdings SAB de CV	667,485	1,856,072
Orbia Advance Corp. SAB de CV	1,209,313	2,526,776
Prologis Property Mexico SA de CV REIT	989,113	4,329,740
Promotora y Operadora de Infraestructura SAB de CV	195,823	2,073,597
		13,640,115
PHILIPPINES — 0.2%
PLDT, Inc.	37,560	915,364
POLAND — 0.3%
Asseco Poland SA	61,395	1,193,182
QATAR — 5.6%
Ooredoo QPSC	759,632	2,211,508
Qatar Electricity & Water Co. QSC	297,224	1,324,896
Qatar International Islamic Bank QSC (c)	463,137	1,390,301
Qatar Islamic Bank SAQ	854,101	4,456,995
Qatar National Bank QPSC	2,379,744	9,281,067
United Development Co. QSC (c)	3,676,000	1,140,862
Vodafone Qatar QSC	2,205,860	1,058,401
		20,864,030
RUSSIA — 0.0%
Federal Grid Co.-Rosseti PJSC (c) (d)	767,865,898	—
Inter RAO UES PJSC (d)	110,161,174	—

See accompanying notes to financial statements.
125

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Unipro PJSC (c) (d)	23,862,428	$ —
		—
SAUDI ARABIA — 2.9%
Arabian Cement Co.	60,193	515,986
Saudi Telecom Co.	946,006	9,988,492
Yanbu Cement Co.	61,377	481,131
		10,985,609
SOUTH AFRICA — 3.4%
AVI Ltd.	529,059	2,552,224
Sanlam Ltd.	2,744,883	10,058,350
		12,610,574
TAIWAN — 26.7%
Asia Cement Corp.	3,200,000	4,094,552
Cheng Shin Rubber Industry Co. Ltd.	2,509,000	3,896,364
Chicony Electronics Co. Ltd.	856,000	5,924,477
Chunghwa Telecom Co. Ltd.	1,114,000	4,368,491
Compeq Manufacturing Co. Ltd.	2,024,000	4,945,609
CTBC Financial Holding Co. Ltd.	2,333,000	2,361,904
CTCI Corp.	1,251,000	1,848,932
Eternal Materials Co. Ltd. (c)	769,150	752,243
Far Eastern New Century Corp.	4,526,000	4,673,998
Fubon Financial Holding Co. Ltd.	664,100	1,438,034
Getac Holdings Corp.	1,069,000	4,442,545
Hon Hai Precision Industry Co. Ltd.	1,783,000	8,663,318
Huaku Development Co. Ltd.	198,000	776,446
Quanta Computer, Inc.	314,000	2,747,200
Radiant Opto-Electronics Corp.	1,298,000	6,996,266
Sercomm Corp.	914,000	4,112,550
Sporton International, Inc.	240,150	1,932,246
Stark Technology, Inc.	155,000	622,354
Systex Corp.	358,000	1,325,574
Taiwan Cooperative Financial Holding Co. Ltd.	331,500	269,314
Taiwan Fertilizer Co. Ltd.	1,087,000	2,149,987
Taiwan Hon Chuan Enterprise Co. Ltd.	447,000	2,039,214
Taiwan Mobile Co. Ltd.	1,232,000	3,926,571
Taiwan Secom Co. Ltd.	473,000	1,795,726
Tripod Technology Corp.	775,000	4,952,193
Uni-President Enterprises Corp.	2,119,000	5,058,559
Wiwynn Corp.	35,000	2,395,051
WPG Holdings Ltd.	1,608,000	4,823,472
Zhen Ding Technology Holding Ltd.	1,814,000	7,085,163
		100,418,353
THAILAND — 7.5%
Advanced Info Service PCL	23,100	129,151
Advanced Info Service PCL NVDR	1,720,400	9,618,680
AP Thailand PCL	84,700	25,071
AP Thailand PCL NVDR	6,290,200	1,861,848
Security Description	Shares	Value
BCPG PCL	1,865,900	$ 345,182
Electricity Generating PCL	3,300	10,220
Electricity Generating PCL NVDR (b)	743,400	2,302,273
Mega Lifesciences PCL	13,800	15,696
Mega Lifesciences PCL NVDR	1,027,000	1,168,085
Supalai PCL	55,200	31,921
Supalai PCL NVDR	4,093,000	2,366,901
Thai Union Group PCL	135,900	53,634
Thai Union Group PCL NVDR	10,038,300	3,961,672
TMBThanachart Bank PCL	1,657,800	82,691
TMBThanachart Bank PCL NVDR	122,705,300	6,120,552
		28,093,577
UNITED ARAB EMIRATES — 1.7%
Emirates NBD Bank PJSC	1,323,310	6,234,209
TOTAL COMMON STOCKS (Cost $353,074,220)		374,828,998

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (e) (f) (Cost $619,315)	597,590	597,769
TOTAL INVESTMENTS — 100.0% (Cost $353,693,535)		375,426,767
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(4,713)
NET ASSETS — 100.0%		$ 375,422,054
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
(g)	Amount is less than 0.05% of net assets.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
126

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

See accompanying notes to financial statements.
127

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	27	06/21/2024	$1,414,408	$1,416,082	$1,674

During the period ended March 31, 2024, the average notional value related to futures contracts was $1,130,419.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$374,135,432	$693,566	$ 0(a)	$374,828,998
Short-Term Investment	597,769	—	—	597,769
TOTAL INVESTMENTS	$374,733,201	$693,566	$ 0	$375,426,767
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 1,674	$ —	$—	$ 1,674
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,674	$ —	$—	$ 1,674
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.
Sector Breakdown as of March 31, 2024

		% of Net Assets
	Financials	24.7%
	Information Technology	16.9
	Utilities	15.3
	Communication Services	10.2
	Industrials	9.0
	Real Estate	6.7
	Consumer Staples	5.5
	Consumer Discretionary	4.0
	Energy	3.9
	Materials	3.3
	Health Care	0.3
	Short-Term Investment	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	571,836	$571,950	$39,784,198	$39,737,784	$951	$(21,546)	597,590	$597,769	$25,250
State Street Navigator Securities Lending Portfolio II	12,732	12,732	4,982,593	4,995,325	—	—	—	—	743
Total		$584,682	$44,766,791	$44,733,109	$951	$(21,546)		$597,769	$25,993
See accompanying notes to financial statements.
128

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.5%
BELGIUM — 0.0% (a)
Cenergy Holdings SA	24,785	$ 191,390
BRAZIL — 4.3%
3R Petroleum Oleo E Gas SA (b)	182,344	1,201,772
AES Brasil Energia SA (b)	169,603	345,606
Afya Ltd. Class A (b) (c)	20,062	372,752
Alpargatas SA Preference Shares (b)	192,900	367,260
Alupar Investimento SA	109,418	668,021
Ambipar Participacoes e Empreendimentos SA	16,805	52,373
Anima Holding SA (b)	183,215	179,352
Arezzo Industria e Comercio SA	51,935	666,832
Armac Locacao Logistica E Servicos SA	68,178	171,482
Azul SA Preference Shares (b)	207,801	541,344
Banco ABC Brasil SA Preference Shares	26,139	126,529
Banco ABC Brasil SA Preference Shares (b)	912	4,458
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	162,693	433,909
Banco Pan SA Preference Shares	223,624	425,308
Bemobi Mobile Tech SA	44,830	123,862
Blau Farmaceutica SA	1,856	4,616
Bradespar SA	46,607	185,849
Bradespar SA Preference Shares	194,630	800,598
BrasilAgro - Co. Brasileira de Propriedades Agricolas	35,273	173,069
C&A Modas SA (b)	110,100	234,033
Camil Alimentos SA	132,033	236,868
CI&T, Inc. Class A (b) (c)	12,872	53,161
Cia Brasileira de Aluminio	81,165	66,157
Cia Brasileira de Distribuicao (b)	230,353	136,218
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	154,492	267,592
Cia de Saneamento de Minas Gerais Copasa MG	149,564	650,778
Cia De Sanena Do Parana	180,949	940,976
Cia Energetica do Ceara Class A, Preference Shares	7,148	53,065
CM Hospitalar SA (b)	101,050	124,154
Cogna Educacao SA (b)	1,196,593	564,166
Construtora Tenda SA (b)	61,300	157,121
Cury Construtora e Incorporadora SA	136,512	555,261
CVC Brasil Operadora e Agencia de Viagens SA (b)	202,298	117,203
Cyrela Brazil Realty SA Empreendimentos e Participacoes	214,934	1,070,902
Dexco SA	241,903	371,151
Security Description	Shares	Value
Diagnosticos da America SA (b)	236,000	$ 289,015
Dimed SA Distribuidora da Medicamentos	34,300	82,845
Direcional Engenharia SA	136,722	700,060
EcoRodovias Infraestrutura e Logistica SA	181,896	296,162
Eletromidia SA (b)	48,808	182,340
Enauta Participacoes SA	77,433	456,658
Even Construtora e Incorporadora SA	88,935	149,245
Ez Tec Empreendimentos e Participacoes SA	79,320	258,296
Fleury SA	162,727	487,640
Fras-Le SA	50,705	181,323
Gafisa SA (b)	54,971	72,921
Grendene SA	332,695	439,335
Grupo Casas Bahia SA (b)	41,544	56,271
Grupo De Moda Soma SA	337,852	513,641
Grupo SBF SA	29,100	75,285
Guararapes Confeccoes SA (b)	41,087	68,129
Hidrovias do Brasil SA (b)	288,295	247,083
Hospital Mater Dei SA	49,155	57,349
Iguatemi SA	153,697	715,741
Infracommerce CXAAS SA (b)	425,560	82,467
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	62,590	262,461
Inter & Co., Inc. BDR (b)	158,325	902,717
International Meal Co. Alimentacao SA Class A (b)	243,263	80,188
Iochpe Maxion SA	116,149	335,762
Irani Papel e Embalagem SA	115,952	213,347
IRB-Brasil Resseguros SA (b)	53,456	398,874
Jalles Machado SA	90,238	142,418
JHSF Participacoes SA	250,187	243,912
Kepler Weber SA	82,062	173,287
Lavvi Empreendimentos Imobiliarios SA	91,930	174,657
LOG Commercial Properties e Participacoes SA	36,864	168,208
Log-in Logistica Intermodal SA (b)	22,694	176,998
Lojas Quero-Quero SA	53,894	62,232
LWSA SA (d)	300,221	350,269
Mahle Metal Leve SA	33,209	229,352
Marcopolo SA Preference Shares	482,280	726,472
Marfrig Global Foods SA (b)	404,045	832,217
Meliuz SA (b) (d)	19,420	29,796
Mills Locacao Servicos e Logistica SA	130,570	352,409
Minerva SA	208,462	281,112
Movida Participacoes SA	130,102	220,928
MRV Engenharia e Participacoes SA (b)	307,396	478,392
Multilaser Industrial SA (b)	91,425	44,749
Nexa Resources SA (b)	35,686	255,512

See accompanying notes to financial statements.
129

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Odontoprev SA	203,140	$ 493,489
Oncoclinicas do Brasil Servicos Medicos SA (b)	203,643	360,048
Orizon Valorizacao de Residuos SA (b)	41,928	316,792
Pet Center Comercio e Participacoes SA	79,824	69,370
Petroreconcavo SA	105,760	497,577
Portobello SA	49,524	68,762
Positivo Tecnologia SA	60,510	121,128
Randon SA Implementos e Participacoes Preference Shares	109,284	280,985
Romi SA	43,330	115,823
Santos Brasil Participacoes SA	498,798	1,327,325
Schulz SA Preference Shares	194,263	260,800
Serena Energia SA (b)	133,337	250,662
Simpar SA	265,300	393,799
Sitios Latinoamerica SAB de CV (b) (c)	1,190,571	405,410
SLC Agricola SA	173,272	684,704
Taurus Armas SA	33,900	91,158
Tegma Gestao Logistica SA	30,596	169,253
Terra Santa Propriedades Agricolas SA (b)	24,100	71,931
Tres Tentos Agroindustrial SA	97,200	204,282
Tupy SA	58,849	327,190
Unifique Telecomunicacoes SA	51,600	42,471
Unipar Carbocloro SA	6,338	79,150
Unipar Carbocloro SA Class B, Preference Shares	36,408	484,999
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares	458,000	915,899
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	54,300	200,579
Vinci Partners Investments Ltd. Class A	26,329	297,518
Vitru Ltd. (b)	8,091	116,672
Vittia Fertilizantes E Biologicos SA	26,000	35,477
Vivara Participacoes SA	76,505	388,214
VTEX Class A (b)	49,041	400,665
Vulcabras SA	121,955	421,984
Wilson Sons SA	107,371	383,747
Wiz Co.	65,203	94,309
YDUQS Participacoes SA	178,530	645,919
Zamp SA (b)	155,695	105,444
		36,115,408
BRITISH VIRGIN ISLANDS — 0.0% (a)
SF Real Estate Investment Trust	431,000	132,167
CHILE — 0.5%
CAP SA	54,140	371,399
Security Description	Shares	Value
Empresa Nacional de Telecomunicaciones SA	99,186	$ 329,750
Engie Energia Chile SA (b)	347,825	276,515
Grupo Security SA	758,979	209,552
Inversiones Aguas Metropolitanas SA	409,366	306,900
Inversiones La Construccion SA	23,543	193,226
Parque Arauco SA	626,781	923,573
Ripley Corp. SA	661,863	145,059
Salfacorp SA	296,732	160,762
SMU SA	1,646,941	285,362
SONDA SA	353,017	157,057
Vina Concha y Toro SA	490,719	593,606
		3,952,761
CHINA — 19.0%
111, Inc. ADR (b) (c)	32,898	38,162
263 Network Communications Co. Ltd. Class A	85,500	47,105
361 Degrees International Ltd.	947,000	556,600
5I5J Holding Group Co. Ltd. Class A (b)	162,890	48,012
ABA Chemicals Corp. Class A	107,800	109,873
Acrobiosystems Co. Ltd. Class A	2,600	14,632
Advanced Fiber Resources Zhuhai Ltd. Class A	19,700	134,365
Advanced Technology & Materials Co. Ltd. Class A	48,200	58,355
Aerospace Hi-Tech Holdings Group Ltd. Class A	36,538	40,814
Agora, Inc. ADR (b)	57,120	143,371
AK Medical Holdings Ltd. (c) (d)	584,739	367,589
A-Living Smart City Services Co. Ltd. (c) (d)	724,500	284,192
Allmed Medical Products Co. Ltd. Class A	44,000	45,391
Alpha Group Class A (b)	117,100	120,642
Alphamab Oncology (b) (c) (d)	341,000	197,373
Amoy Diagnostics Co. Ltd. Class A	24,800	74,567
ANE Cayman, Inc. (b) (c)	472,500	298,842
Angelalign Technology, Inc. (c) (d)	38,000	365,121
Anhui Construction Engineering Group Co. Ltd. Class A	245,400	163,253
Anhui Estone Materials Technology Co. Ltd. Class A	31,976	92,620
Anhui Genuine New Materials Co. Ltd. Class A (b)	3,380	2,826
Anhui Huaheng Biotechnology Co. Ltd. Class A	12,512	193,529
Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	18,900	12,938
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	251,400	157,549
Anhui Jinhe Industrial Co. Ltd. Class A	63,600	160,130

See accompanying notes to financial statements.
130

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A (b)	252,100	$ 195,835
Anhui Tatfook Technology Co. Ltd. Class A (b)	37,500	43,541
Anhui Tongguan Copper Foil Group Co. Ltd. Class A	70,221	103,972
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	46,848	63,945
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	145,300	161,302
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	206,400	110,586
Anhui Yingliu Electromechanical Co. Ltd. Class A	69,300	131,243
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	6,881	126,249
Anton Oilfield Services Group (b)	786,000	40,674
Antong Holdings Co. Ltd. Class A (b)	547,600	165,176
Anyang Iron & Steel, Inc. Class A (b)	544,800	137,318
Aoshikang Technology Co. Ltd. Class A	14,800	56,343
Aotecar New Energy Technology Co. Ltd. Class A (b)	119,300	48,473
ApicHope Pharmaceutical Co. Ltd. Class A	26,550	94,565
Appotronics Corp. Ltd. Class A	46,431	112,874
Archermind Technology Nanjing Co. Ltd. Class A (b)	10,700	58,375
Archosaur Games, Inc. (b) (d)	60,000	10,580
Arctech Solar Holding Co. Ltd. Class A	12,995	153,014
Arrail Group Ltd. (b) (c) (d)	171,000	142,237
Ascentage Pharma Group International (b) (c) (d)	189,019	428,927
Ascletis Pharma, Inc. (b) (d)	220,000	40,197
Asia Cement China Holdings Corp.	158,270	40,445
Asiainfo Security Technologies Co. Ltd. Class A	50,672	105,945
AsiaInfo Technologies Ltd. (d)	397,914	364,539
ATRenew, Inc. ADR (b)	96,353	169,578
Ausnutria Dairy Corp. Ltd.	81,000	24,321
Autel Intelligent Technology Corp. Ltd. Class A (b)	37,139	97,958
Bafang Electric Suzhou Co. Ltd. Class A	17,680	89,954
Bairong, Inc. (b) (c) (d)	275,865	390,545
Baota Industry Co. Ltd. Class A (b)	161,700	106,012
Baowu Magnesium Technology Co. Ltd. Class A	49,500	116,925
Security Description	Shares	Value
Baoxiniao Holding Co. Ltd. Class A	140,300	$ 111,886
Baozun, Inc. Class A (b)	15,841	12,104
Be Friends Holding Ltd. (b)	272,000	54,564
Bear Electric Appliance Co. Ltd. Class A	13,645	103,835
Beauty Farm Medical & Health Industry, Inc.	23,000	45,433
Beibuwan Port Co. Ltd. Class A	123,600	132,956
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	36,600	53,838
Beijing Aosaikang Pharmaceutical Co. Ltd. Class A (b)	128,208	176,409
Beijing Baination Pictures Co. Ltd. Class A (b)	141,000	109,531
Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A (b)	42,600	164,464
Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A (b)	165,300	131,140
Beijing Caishikou Department Store Co. Ltd. Class A	69,300	130,384
Beijing Capital Development Co. Ltd. Class A	243,200	87,427
Beijing Career International Co. Ltd. Class A	7,400	20,038
Beijing Certificate Authority Co. Ltd. Class A	18,700	56,123
Beijing Changjiu Logistics Corp. Class A (b)	67,600	87,708
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A	10,382	25,954
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (c)	75,750	90,980
Beijing CTJ Information Technology Co. Ltd. Class A	5,500	46,710
Beijing Cuiwei Tower Co. Ltd. Class A (b)	86,200	96,050
Beijing Dahao Technology Corp. Ltd. Class A	20,100	29,152
Beijing eGOVA Co. Ltd. Class A	44,880	108,114
Beijing Gehua CATV Network Co. Ltd. Class A	159,700	151,993
Beijing Global Safety Technology Co. Ltd. Class A (b)	19,300	53,750
Beijing Haixin Energy Technology Co. Ltd. Class A (b)	144,700	47,633
Beijing Highlander Digital Technology Co. Ltd. Class A (b)	42,100	45,635
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (b)	15,600	23,012
Beijing Jingneng Clean Energy Co. Ltd. Class H (c)	1,584,000	352,160

See accompanying notes to financial statements.
131

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Beijing Jingyuntong Technology Co. Ltd. Class A (b)	261,100	$ 133,779
Beijing Leike Defense Technology Co. Ltd. Class A (b)	52,600	33,906
Beijing Luzhu Biotechnology Co. Ltd. Class H (b)	1,600	3,680
Beijing North Star Co. Ltd. Class A (b)	613,500	153,789
Beijing Orient Landscape & Environment Co. Ltd. Class A (b)	318,600	70,211
Beijing Orient National Communication Science & Technology Co. Ltd. Class A (b)	82,600	95,337
Beijing Oriental Jicheng Co. Ltd. Class A	8,600	29,032
Beijing Science Sun Pharmaceutical Co. Ltd. Class A	80,600	92,474
Beijing Seeyon Internet Software Corp. Class A	4,230	13,214
Beijing Sifang Automation Co. Ltd. Class A	72,000	151,529
Beijing SL Pharmaceutical Co. Ltd. Class A	72,900	87,857
Beijing SPC Environment Protection Tech Co. Ltd. Class A	47,600	28,978
Beijing Strong Biotechnologies, Inc. Class A	43,900	112,646
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	14,909	126,453
Beijing SuperMap Software Co. Ltd. Class A (b)	31,500	76,750
Beijing Teamsun Technology Co. Ltd. Class A (b)	68,900	54,377
Beijing Tianyishangjia New Material Corp. Ltd. Class A	53,980	77,174
Beijing Tongtech Co. Ltd. Class A	28,700	49,530
Beijing VRV Software Corp. Ltd. Class A (b)	81,600	55,071
Beijing Wandong Medical Technology Co. Ltd. Class A	59,000	119,781
Beijing Water Business Doctor Co. Ltd. Class A (b)	56,800	38,803
Beijing Watertek Information Technology Co. Ltd. Class A (b)	429,900	177,635
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	21,000	98,342
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	118,500	149,831
Beingmate Co. Ltd. Class A (b)	200,300	88,833
Beisen Holding Ltd. (b)	79,200	50,193
Security Description	Shares	Value
Bestechnic Shanghai Co. Ltd. Class A (b)	8,988	$ 126,135
Bestore Co. Ltd. Class A	41,100	96,234
Bestway Marine & Energy Technology Co. Ltd. Class A (b)	116,500	59,691
Beyondsoft Corp. Class A	32,900	48,532
Binjiang Service Group Co. Ltd.	95,784	209,278
Bio-Thera Solutions Ltd. Class A (b)	34,014	173,340
Bit Digital, Inc. (b) (c)	46,322	132,944
Black Peony Group Co. Ltd. Class A	80,600	56,506
Blivex Energy Technology Co. Ltd. Class A (b)	590,500	99,225
Blue Sail Medical Co. Ltd. Class A	116,100	90,188
BMC Medical Co. Ltd. Class A	6,900	83,223
BOE HC SemiTek Corp. Class A (b)	62,700	41,280
Bomin Electronics Co. Ltd. Class A	88,100	107,025
Bona Film Group Co. Ltd. Class A (b)	108,200	101,041
BrightGene Bio-Medical Technology Co. Ltd. Class A	27,691	110,987
Brii Biosciences Ltd. (b) (c)	15,500	1,802
Broadex Technologies Co. Ltd. Class A	29,300	107,427
Bros Eastern Co. Ltd. Class A	158,200	120,060
B-Soft Co. Ltd. Class A	120,400	75,619
Burning Rock Biotech Ltd. ADR (b) (c)	8,362	6,098
C&D Property Management Group Co. Ltd.	401,293	166,640
C*Core Technology Co. Ltd. Class A	27,890	79,248
Caina Technology Co. Ltd. Class A	25,300	91,472
Canaan, Inc. ADR (b) (c)	107,266	163,044
Canggang Railway Ltd. (c)	572,000	67,239
Cangzhou Mingzhu Plastic Co. Ltd. Class A	3,200	1,573
CanSino Biologics, Inc. Class H (b) (c) (d)	104,800	213,177
Capitalonline Data Service Co. Ltd. Class A (b)	29,700	51,011
CARsgen Therapeutics Holdings Ltd. (b) (c) (d)	274,500	211,843
Castech, Inc. Class A	24,100	90,486
CATARC Automotive Proving Ground Co. Ltd. Class A	150,100	110,812
Cayman Engley Industrial Co. Ltd.	43,313	77,820
CCCC Design & Consulting Group Co. Ltd. Class A (b)	71,000	92,608
CCCG Real Estate Corp. Ltd. Class A	62,600	93,377

See accompanying notes to financial statements.
132

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
CCS Supply Chain Management Co. Ltd. Class A	141,200	$ 97,434
CECEP Techand Ecology & Environment Co. Ltd. Class A (b)	549,300	140,722
Center International Group Co. Ltd. Class A	66,700	87,734
Central China Land Media Co. Ltd. Class A	70,200	126,082
Central China Management Co. Ltd.	49,616	697
Central China New Life Ltd.	61,000	7,171
CGN Mining Co. Ltd. (b) (c)	2,200,004	486,301
CGN New Energy Holdings Co. Ltd. (c)	1,318,000	348,595
CGN Nuclear Technology Development Co. Ltd. Class A	46,300	42,216
Changchun Faway Automobile Components Co. Ltd. Class A	9,700	11,891
Changchun UP Optotech Co. Ltd. Class A	24,000	99,003
Changjiang Publishing & Media Co. Ltd. Class A	114,500	127,583
Changzhou Qianhong Biopharma Co. Ltd. Class A	40,100	27,118
Chaoju Eye Care Holdings Ltd.	384,000	192,823
Chaowei Power Holdings Ltd.	229,000	40,378
ChemPartner PharmaTech Co. Ltd. Class A (b)	116,000	89,791
Chen Lin Education Group Holdings Ltd. (b)	270,000	55,197
Cheng De Lolo Co. Ltd. Class A	50,200	56,627
Chengdu ALD Aviation Manufacturing Corp. Class A	6,480	12,986
Chengdu B-Ray Media Co. Ltd. Class A	165,300	108,373
Chengdu Bright Eye Hospital Co. Ltd. Class A	9,900	74,573
Chengdu CORPRO Technology Co. Ltd. Class A (b)	58,900	132,558
Chengdu Guoguang Electric Co. Ltd. Class A (b)	10,461	86,450
Chengdu Hongqi Chain Co. Ltd. Class A	45,700	29,898
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	24,100	105,888
Chengdu Jiafaantai Education Technology Co. Ltd. Class A	9,600	17,374
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	54,000	127,109
Chengdu Kanghua Biological Products Co. Ltd. Class A	16,200	120,467
Chengdu KSW Technologies Co. Ltd. Class A	4,514	25,317
Chengdu Leejun Industrial Co. Ltd. Class A	55,900	45,503
Security Description	Shares	Value
Chengdu M&S Electronics Technology Co. Ltd. Class A (b)	20,010	$ 81,083
Chengdu Olymvax Biopharmaceuticals, Inc. Class A (b)	55,116	66,044
Chengdu RML Technology Co. Ltd. Class A	20,700	137,337
Chengdu Spaceon Electronics Co. Ltd. Class A	18,460	43,885
Chengdu XGimi Technology Co. Ltd. Class A	8,060	93,806
Chengdu Xuguang Electronics Co. Ltd. Class A (b)	116,500	111,038
Chenguang Biotech Group Co. Ltd. Class A	18,900	31,446
Chengzhi Co. Ltd. Class A	71,100	68,844
Chenzhou City Jingui Silver Industry Co. Ltd. Class A (b)	301,300	124,912
Chervon Holdings Ltd. (c)	96,200	241,654
China Aircraft Leasing Group Holdings Ltd.	45,000	17,422
China Aluminum International Engineering Corp. Ltd. Class A (b)	68,900	43,843
China Animal Husbandry Industry Co. Ltd. Class A	108,600	139,706
China BlueChemical Ltd. Class H	1,572,000	453,938
China Chunlai Education Group Co. Ltd. (c)	313,000	192,764
China Conch Environment Protection Holdings Ltd. (b) (c)	466,000	50,015
China Conch Venture Holdings Ltd. (c)	1,208,000	839,655
China CYTS Tours Holding Co. Ltd. Class A (b)	77,500	112,721
China Design Group Co. Ltd. Class A	31,320	36,711
China Dili Group (b) (c) (e)	1,900,000	80,113
China Dongxiang Group Co. Ltd.	1,963,000	87,786
China East Education Holdings Ltd. (c) (d)	405,000	124,194
China Everbright Ltd.	518,902	257,911
China Express Airlines Co. Ltd. Class A (b)	86,900	62,837
China Foods Ltd.	696,000	258,784
China Forestry Holdings Co. Ltd. (b) (e)	1,642,000	—
China Fortune Land Development Co. Ltd. Class A (b)	384,100	74,065
China Harzone Industry Corp. Ltd. Class A	45,300	40,431

See accompanying notes to financial statements.
133

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
China High Speed Railway Technology Co. Ltd. Class A (b)	551,200	$ 182,964
China Isotope & Radiation Corp.	30,203	38,977
China Kepei Education Group Ltd.	394,000	76,520
China Lesso Group Holdings Ltd.	927,000	439,429
China Lilang Ltd.	194,000	122,699
China Meidong Auto Holdings Ltd. (c)	586,000	226,120
China Modern Dairy Holdings Ltd.	1,250,791	103,880
China New Higher Education Group Ltd. (d)	447,093	130,247
China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (b)	73,700	46,796
China Nonferrous Mining Corp. Ltd.	1,061,746	887,225
China Oriental Group Co. Ltd.	26,882	3,572
China Overseas Grand Oceans Group Ltd.	1,414,000	314,365
China Railway Tielong Container Logistics Co. Ltd. Class A	182,900	141,576
China Rare Earth Holdings Ltd. (b) (c)	868,400	36,061
China Reform Health Management & Services Group Co. Ltd. Class A (b)	78,500	107,040
China Renaissance Holdings Ltd. (b) (c) (d) (e)	177,940	41,322
China Resources Medical Holdings Co. Ltd.	726,500	363,879
China Risun Group Ltd. (c)	1,334,000	518,161
China Sanjiang Fine Chemicals Co. Ltd. (b)	204,097	44,332
China Shineway Pharmaceutical Group Ltd.	246,138	306,004
China Sports Industry Group Co. Ltd. Class A	104,500	116,872
China Testing & Certification International Group Co. Ltd. Class A	54,322	55,142
China Tianying, Inc. Class A (b)	228,200	133,895
China Travel International Investment Hong Kong Ltd. (c)	1,460,000	244,376
China Tungsten & Hightech Materials Co. Ltd. Class A	109,500	150,969
China Wafer Level CSP Co. Ltd. Class A	46,100	113,339
China Water Affairs Group Ltd.	853,357	500,471
China West Construction Group Co. Ltd. Class A	54,200	47,926
China XLX Fertiliser Ltd.	581,118	276,954
Security Description	Shares	Value
China Yongda Automobiles Services Holdings Ltd. (c)	1,006,500	$ 280,353
China Youran Dairy Group Ltd. (c) (d)	797,000	124,238
China Yuhua Education Corp. Ltd. (b) (d)	58,653	5,621
China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	53,000	57,158
Chinasoft International Ltd.	2,168,000	1,307,484
Chlitina Holding Ltd.	56,000	341,213
Chongqing Baiya Sanitary Products Co. Ltd. Class A	61,100	140,287
Chongqing Chuanyi Automation Co. Ltd. Class A	30,800	118,272
Chongqing Department Store Co. Ltd. Class A	20,100	74,416
Chongqing Dima Industry Co. Ltd. Class A (b)	577,400	108,157
Chongqing Gas Group Corp. Ltd. Class A	213,200	176,776
Chongqing Hongjiu Fruit Co. Ltd. Class H (b) (c)	269,900	60,005
Chongqing Road & Bridge Co. Ltd. Class A	212,700	181,635
Chongqing Sanfeng Environment Group Corp. Ltd. Class A	52,100	57,407
Chongqing Shunbo Aluminum Co. Ltd. Class A	72,800	90,143
Chongqing Wangbian Electric Group Corp. Ltd. Class A	20,700	51,120
Chongqing Zongshen Power Machinery Co. Ltd. Class A	37,500	38,118
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	70,720	54,742
Chutian Dragon Co. Ltd. Class A	22,800	40,761
CIG Shanghai Co. Ltd. Class A (b)	18,000	98,821
Cinda Real Estate Co. Ltd. Class A	209,600	105,372
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A (b)	11,657	104,426
CITIC Niya Wine Co. Ltd. Class A (b)	118,200	100,937
CITIC Resources Holdings Ltd.	1,390,000	72,817
CITIC Telecom International Holdings Ltd.	1,863,287	602,331
City Development Environment Co. Ltd. Class A	14,500	24,605
Client Service International, Inc. Class A	33,950	53,260
Cloud Music, Inc. (b) (c) (d)	48,500	572,907
ClouDr Group Ltd. (b) (c)	217,100	72,122
Clover Biopharmaceuticals Ltd. (b)	40,000	2,095
CMGE Technology Group Ltd. (b) (c)	189,338	27,821

See accompanying notes to financial statements.
134

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
CMST Development Co. Ltd. Class A	124,100	$ 81,361
CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	122,100	124,952
CoCreation Grass Co. Ltd. Class A	5,900	16,773
COFCO Joycome Foods Ltd. (b) (c)	2,736,236	580,359
Cofoe Medical Technology Co. Ltd. Class A	11,400	51,517
COL Group Co. Ltd. Class A (b)	53,000	207,389
Colorlight Cloud Tech Ltd. Class A	2,800	48,091
Consun Pharmaceutical Group Ltd.	225,000	160,993
Contec Medical Systems Co. Ltd. Class A	26,400	60,651
COSCO SHIPPING International Hong Kong Co. Ltd.	580,000	249,002
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	170,300	134,872
COSCO SHIPPING Technology Co. Ltd. Class A	20,400	47,597
CPMC Holdings Ltd.	681,000	596,037
CPT Technology Group Co. Ltd. Class A (b)	432,800	166,911
CQ Pharmaceutical Holding Co. Ltd. Class A	68,800	47,854
Crystal Clear Electronic Material Co. Ltd. Class A	54,910	60,504
CSG Smart Science&Technology Co. Ltd. Class A (b)	141,100	117,966
CSSC Hong Kong Shipping Co. Ltd. (c)	1,296,321	213,667
CTS International Logistics Corp. Ltd. Class A	40,000	36,251
Cubic Sensor & Instrument Co. Ltd. Class A	11,079	85,209
Cybrid Technologies, Inc. Class A	38,000	67,412
Daan Gene Co. Ltd. Class A	123,000	139,934
Dada Nexus Ltd. ADR (b) (c)	70,553	144,634
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	107,200	67,771
Dalipal Holdings Ltd. (c)	366,000	221,664
Datang Telecom Technology Co. Ltd. Class A (b)	169,600	168,423
Dazhong Transportation Group Co. Ltd. Class B	563,135	108,685
DBAPP Security Ltd. Class A (b)	6,326	55,084
DBG Technology Co. Ltd. Class A	57,900	232,624
DeHua TB New Decoration Materials Co. Ltd. Class A	53,000	70,079
Delixi New Energy Technology Co. Ltd. Class A (b)	34,900	101,233
Dezhan Healthcare Co. Ltd. Class A (b)	281,900	112,987
Security Description	Shares	Value
Dian Diagnostics Group Co. Ltd. Class A	51,700	$ 126,537
Digital China Information Service Group Co. Ltd. Class A	48,000	76,359
DingDong Cayman Ltd. ADR (b) (c)	52,017	63,461
Dizal Jiangsu Pharmaceutical Co. Ltd. Class A (b)	32,877	196,164
Dongfang Electronics Co. Ltd. Class A	70,000	87,158
DongFeng Automobile Co. Ltd. Class A	249,100	274,818
Dongguan Aohai Technology Co. Ltd. Class A	17,900	76,724
Dongguan Development Holdings Co. Ltd. Class A	66,100	94,410
Dongguan Eontec Co. Ltd. Class A (b)	137,000	103,405
Dongguan Yutong Optical Technology Co. Ltd. Class A (b)	74,100	122,473
Donghua Testing Technology Co. Ltd. Class A	7,600	49,094
Dongjiang Environmental Co. Ltd. Class A (b)	93,100	58,857
Dongrui Food Group Co. Ltd. Class A (b)	44,300	130,330
Dosilicon Co. Ltd. Class A	29,348	93,294
Double Medical Technology, Inc. Class A (b)	29,200	118,644
DouYu International Holdings Ltd. ADR (b)	3,611	23,800
DR Corp. Ltd. Class A	24,903	82,731
Dynagreen Environmental Protection Group Co. Ltd. Class A	1,500	1,409
Dynagreen Environmental Protection Group Co. Ltd. Class H	333,058	119,155
Eastern Communications Co. Ltd. Class A	56,000	76,359
Eastern Communications Co. Ltd. Class B	109,400	37,852
E-Commodities Holdings Ltd.	948,000	225,298
Edan Instruments, Inc. Class A	54,400	83,394
Edvantage Group Holdings Ltd.	109,143	33,190
EEKA Fashion Holdings Ltd. (c)	247,604	422,668
EGing Photovoltaic Technology Co. Ltd. Class A (b)	131,300	76,135
EHang Holdings Ltd. ADR (b) (c)	31,915	656,492
Elion Energy Co. Ltd. Class A	372,900	116,589
Emeren Group Ltd. ADR (b) (c)	16,239	31,341
Era Co. Ltd. Class A	72,000	52,262
Espressif Systems Shanghai Co. Ltd. Class A (b)	7,567	95,416
EVA Precision Industrial Holdings Ltd.	937,189	88,612

See accompanying notes to financial statements.
135

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Everest Medicines Ltd. (b) (c) (d)	167,000	$ 501,441
Excellence Commercial Property & Facilities Management Group Ltd.	7,784	1,442
Fangda Special Steel Technology Co. Ltd. Class A (b)	222,700	128,521
Fanhua, Inc. ADR (b) (c)	38,331	182,072
Fanli Digital Technology Co. Ltd. Class A (b)	101,600	90,539
Far East Smarter Energy Co. Ltd. Class A (b)	211,100	116,593
FAWER Automotive Parts Co. Ltd. Class A	130,400	94,292
Ferrotec Anhui Technology Development Co. Ltd. Class A	6,200	20,307
FESCO Group Co. Ltd. Class A (b)	41,400	109,938
FIH Mobile Ltd. (b)	2,393,198	155,949
FinVolution Group ADR	138,533	698,206
First Tractor Co. Ltd. Class A	37,500	80,006
First Tractor Co. Ltd. Class H (c)	448,000	349,175
Flowing Cloud Technology Ltd. (b) (c)	983,000	90,432
Focus Lightings Tech Co. Ltd. Class A	42,300	50,804
Focus Technology Co. Ltd. Class A	29,300	140,560
Focused Photonics Hangzhou, Inc. Class A (b)	41,900	74,331
Focuslight Technologies, Inc. Class A	8,976	100,993
Foran Energy Group Co. Ltd. Class A	16,000	29,640
Foshan Blue Rocket Electronics Co. Ltd. Class A (b)	8,000	37,034
Foshan Yowant Technology Co. Ltd. Class A (b)	85,000	78,088
Fosun Tourism Group (b) (c) (d)	166,793	75,869
Frontier Biotechnologies, Inc. Class A (b)	85,737	80,536
Fu Shou Yuan International Group Ltd.	1,178,000	728,494
Fufeng Group Ltd. (c)	1,167,000	755,986
Fujian Aonong Biological Technology Group, Inc. Ltd. Class A (b)	100,600	77,594
Fujian Apex Software Co. Ltd. Class A	14,500	73,455
Fujian Boss Software Development Co. Ltd. Class A	64,392	116,183
Fujian Foxit Software Development JSC Ltd. Class A	10,349	96,058
Fujian Snowman Co. Ltd. Class A (b)	59,600	55,246
Security Description	Shares	Value
Fujian Star-net Communication Co. Ltd. Class A	30,800	$ 68,257
Fujian Yongfu Power Engineering Co. Ltd. Class A	1,700	5,613
Fulin Precision Co. Ltd. Class A	112,800	116,523
Funshine Culture Group Co. Ltd. Class A (b)	15,300	78,751
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (b)	892,300	167,143
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	37,900	186,880
Gaotu Techedu, Inc. ADR (b) (c)	115,253	754,907
GemPharmatech Co. Ltd. Class A	53,280	96,207
Genertec Universal Medical Group Co. Ltd. (d)	956,136	521,654
Genimous Technology Co. Ltd. Class A (b)	94,360	93,575
GEPIC Energy Development Co. Ltd. Class A	76,100	59,745
Getein Biotech, Inc. Class A	47,750	59,849
Giantec Semiconductor Corp. Class A	14,782	111,795
Global New Material International Holdings Ltd. (b) (c)	282,000	129,354
Globe Jiangsu Co. Ltd. Class A	45,200	75,578
Golden Solar New Energy Technology Holdings Ltd. (b) (c)	458,000	310,153
GoldenHome Living Co. Ltd. Class A	10,192	31,122
Goldenmax International Group Ltd. Class A	37,100	38,069
Great Chinasoft Technology Co. Ltd. Class A (b)	85,000	74,342
Great Microwave Technology Co. Ltd. Class A	16,660	114,732
Greatoo Intelligent Equipment, Inc. Class A	225,600	109,687
Greatview Aseptic Packaging Co. Ltd. (b)	459,725	127,466
Gree Real Estate Co. Ltd. Class A (b)	112,800	91,354
Greentown Management Holdings Co. Ltd. (d)	651,904	536,420
Greentown Service Group Co. Ltd.	1,324,000	505,818
GRG Metrology & Test Group Co. Ltd. Class A	3,700	7,568
Guangdong Advertising Group Co. Ltd. Class A	137,100	111,034
Guangdong Aofei Data Technology Co. Ltd. Class A	76,967	147,353
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	127,400	85,104

See accompanying notes to financial statements.
136

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Guangdong Chj Industry Co. Ltd. Class A	137,400	$ 120,360
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (b)	67,600	66,386
Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (b)	108,600	111,735
Guangdong Dongpeng Holdings Co. Ltd. Class A	74,300	76,240
Guangdong Fangyuan New Materials Group Co. Ltd. Class A (b)	92,401	61,470
Guangdong Ganhua Science & Industry Co. Ltd. Class A (b)	86,701	92,906
Guangdong Golden Dragon Development, Inc. Class A (b)	42,800	70,209
Guangdong Great River Smarter Logistics Co. Ltd. Class A	51,500	109,449
Guangdong Guanghua Sci-Tech Co. Ltd. Class A (b)	18,800	29,415
Guangdong Guangzhou Daily Media Co. Ltd. Class A	184,800	112,248
Guangdong Highsun Group Co. Ltd. Class A (b)	208,000	42,113
Guangdong Hongtu Technology Holdings Co. Ltd. Class A (b)	49,600	87,922
Guangdong Huate Gas Co. Ltd. Class A	12,806	82,300
Guangdong Hybribio Biotech Co. Ltd. Class A	26,275	25,333
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	59,324	119,704
Guangdong Lvtong New Energy Electric Vehicle Technology Co. Ltd. Class A	16,800	73,629
Guangdong Lyric Robot Automation Co. Ltd. Class A	18,399	64,545
Guangdong Marubi Biotechnology Co. Ltd. Class A	22,300	88,857
Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	349,800	113,703
Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (b)	110,800	104,384
Guangdong Shenling Environmental Systems Co. Ltd. Class A	30,100	104,598
Guangdong Shirongzhaoye Co. Ltd. Class A (b)	129,900	91,605
Guangdong Shunkong Development Co. Ltd. Class A	27,200	48,478
Guangdong Sirio Pharma Co. Ltd. Class A	33,900	168,370
Guangdong South New Media Co. Ltd. Class A	18,100	100,616
Security Description	Shares	Value
Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	46,949	$ 86,844
Guangdong Tapai Group Co. Ltd. Class A	292,800	297,220
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	70,700	159,991
Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	129,200	41,107
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	43,900	97,046
Guanghui Logistics Co. Ltd. Class A (b)	138,300	131,435
Guangxi Liugong Machinery Co. Ltd. Class A	101,520	116,336
Guangxi Radio & Television Information Network Corp. Ltd. Class A (b)	215,100	86,213
Guangzhou Grandbuy Co. Ltd. Class A (b)	132,500	93,803
Guangzhou Haoyang Electronic Co. Ltd. Class A	8,500	115,551
Guangzhou KDT Machinery Co. Ltd. Class A	23,860	61,487
Guangzhou Lingnan Group Holdings Co. Ltd. Class A (b)	89,600	115,141
Guangzhou Sanfu New Materials Technology Co. Ltd. Class A (b)	10,860	72,650
Guangzhou Sie Consulting Co. Ltd. Class A	21,980	56,521
Guangzhou Wondfo Biotech Co. Ltd. Class A	35,700	119,485
Guangzhou Zhiguang Electric Co. Ltd. Class A	40,900	32,110
Guilin Layn Natural Ingredients Corp. Class A	118,200	123,078
Guilin Sanjin Pharmaceutical Co. Ltd. Class A	63,900	124,008
Guizhou Aviation Technical Development Co. Ltd. Class A	15,082	70,483
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (b)	73,200	74,809
Guizhou Broadcasting & TV Information Network Co. Ltd. Class A (b)	96,800	100,128
Guizhou Chanhen Chemical Corp. Class A	47,900	109,253
Guizhou Chitianhua Co. Ltd. Class A (b)	427,500	123,061
Guizhou Panjiang Refined Coal Co. Ltd. Class A	199,400	164,235
Guizhou Qianyuan Power Co. Ltd. Class A	35,700	77,592
Guizhou Zhenhua E-chem, Inc. Class A	45,552	79,806

See accompanying notes to financial statements.
137

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Guizhou Zhongyida Co. Ltd. Class A (b)	90,300	$ 69,898
Guizhou Zhongyida Co. Ltd. Class B (b)	106,700	16,965
Guoguang Electric Co. Ltd. Class A (b)	26,300	47,888
Guomai Technologies, Inc. Class A	21,700	20,772
Haichang Ocean Park Holdings Ltd. (b) (c) (d)	2,673,000	262,981
Haima Automobile Co. Ltd. Class A (b)	262,000	156,614
Hainan Development Holdings Nanhai Co. Ltd. Class A (b)	1,600	1,767
Hainan Haiqi Transportation Group Co. Ltd. Class A (b)	51,000	126,791
Hainan Jinpan Smart Technology Co. Ltd. Class A	33,281	184,823
Hainan Meilan International Airport Co. Ltd. Class H (b) (c)	4,940	4,437
Hainan Mining Co. Ltd. Class A	131,300	117,910
Hainan Poly Pharm Co. Ltd. Class A	23,200	57,486
Hainan Strait Shipping Co. Ltd. Class A	191,700	171,623
Haitong UniTrust International Leasing Co. Ltd. Class H (c) (d)	756,000	101,425
Halo Microelectronics Co. Ltd. Class A (b)	46,104	80,519
Hand Enterprise Solutions Co. Ltd. Class A	102,400	95,766
Hangxiao Steel Structure Co. Ltd. Class A	232,300	88,308
Hangzhou Bio-Sincerity Pharma-Tech Co. Ltd. Class A	14,200	145,317
Hangzhou Dptech Technologies Co. Ltd. Class A	48,650	80,342
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	27,100	76,033
Hangzhou Greenda Electronic Materials Co. Ltd. Class A	27,200	75,114
Hangzhou Haoyue Personal Care Co. Ltd. Class A	11,600	61,656
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	10,932	151,940
Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (b)	193,800	59,258
Hangzhou Onechance Tech Corp. Class A	6,000	15,421
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (b) (c) (d)	107,200	132,588
Security Description	Shares	Value
Hangzhou Shunwang Technology Co. Ltd. Class A	58,200	$ 96,353
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	311,443	280,943
Hangzhou Sunrise Technology Co. Ltd. Class A	50,700	112,567
Hangzhou Weiguang Electronic Co. Ltd. Class A	42,500	122,927
Harbin Electric Co. Ltd. Class H (c)	460,000	153,991
Harbin Gloria Pharmaceuticals Co. Ltd. Class A (b)	501,200	147,038
Harbin Hatou Investment Co. Ltd. Class A (b)	202,400	144,962
HBIS Resources Co. Ltd. Class A	42,400	96,183
HBM Holdings Ltd. (b) (d)	306,842	54,104
Health & Happiness H&H International Holdings Ltd.	247,500	332,047
Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	48,500	77,689
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	99,076	125,407
Hefei Urban Construction Development Co. Ltd. Class A	33,800	24,068
HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	71,400	102,374
Helens International Holdings Co. Ltd.	358,500	147,954
Hello Group, Inc. ADR	111,772	694,104
Henan Liliang Diamond Co. Ltd. Class A	29,200	137,064
Henan Lingrui Pharmaceutical Co. Class A	39,900	116,946
Henan Mingtai Al Industrial Co. Ltd. Class A	75,600	114,747
Henan Yicheng New Energy Co. Ltd. Class A (b)	213,200	123,038
Henan Yuguang Gold & Lead Co. Ltd. Class A	67,600	59,403
Henan Yuneng Holdings Co. Ltd. Class A (b)	2,800	1,894
Henan Zhongfu Industry Co. Ltd. Class A (b)	350,700	162,298
Hengdian Group Tospo Lighting Co. Ltd. Class A	63,300	109,853
Hengtong Logistics Co. Ltd. Class A	95,200	107,258
Hesai Group ADR (b) (c)	35,527	179,767
Hexing Electrical Co. Ltd. Class A	50,300	249,616
Hezong Sience&Technology Co. Ltd. Class A (b)	65,100	24,568
Hichain Logistics Co. Ltd. Class A	55,600	138,533

See accompanying notes to financial statements.
138

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Hiecise Precision Equipment Co. Ltd. Class A	41,300	$ 137,602
Hiroca Holdings Ltd.	21,000	23,294
HitGen, Inc. Class A (b)	59,196	111,048
HMT Xiamen New Technical Materials Co. Ltd. Class A	31,100	85,113
Holitech Technology Co. Ltd. Class A (b)	296,500	81,268
Holly Futures Co. Ltd. Class A (b)	10,100	12,854
Hollysys Automation Technologies Ltd. (b) (c)	48,470	1,239,863
Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou Class A (b)	268,200	116,731
Hua Medicine (b) (d)	180,398	33,883
Huabao Flavours & Fragrances Co. Ltd. Class A	41,100	99,857
Huangshan Tourism Development Co. Ltd. Class B (b)	321,361	249,376
Huapont Life Sciences Co. Ltd. Class A	19,600	11,581
Huatu Cendes Co. Ltd. Class A	14,600	187,417
Huawen Media Group Class A (b)	475,600	110,705
Huayi Brothers Media Corp. Class A (b)	304,700	94,007
Huazhong In-Vehicle Holdings Co. Ltd. (c)	703,687	206,796
Hubei Broadcasting & Television Information Network Co. Ltd. Class A (b)	165,000	93,858
Hubei Century Network Technology Co. Ltd. Class A	25,900	56,720
Hubei Yihua Chemical Industry Co. Ltd. Class A	85,200	102,094
HuiZhou Intelligence Technology Group Co. Ltd. Class A (b)	90,900	44,947
Hunan Aihua Group Co. Ltd. Class A	23,100	52,624
Hunan Corun New Energy Co. Ltd. Class A (b)	190,300	107,988
Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	157,900	60,460
Hunan Friendship & Apollo Commercial Co. Ltd. Class A (b)	276,000	110,242
Hunan Jiudian Pharmaceutical Co. Ltd. Class A	8,200	43,878
Hunan New Wellful Co. Ltd. Class A (b)	102,100	129,376
Hunan Sokan New Materials Co. Ltd. Class A	14,698	75,126
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	147,500	134,490
Hunan Zhongke Electric Co. Ltd. Class A	82,100	100,754
Security Description	Shares	Value
HUYA, Inc. ADR (b)	78,559	$ 357,443
Hwa Create Co. Ltd. Class A (b)	50,300	160,452
Hybio Pharmaceutical Co. Ltd. Class A (b)	97,300	166,044
Hymson Laser Technology Group Co. Ltd. Class A	19,473	87,221
Hytera Communications Corp. Ltd. Class A (b)	77,200	49,550
HyUnion Holding Co. Ltd. Class A (b)	42,800	35,134
IAT Automobile Technology Co. Ltd. Class A (b)	33,600	61,180
iDreamSky Technology Holdings Ltd. (b) (c) (d)	912,480	298,468
I-Mab ADR (b) (c)	5,472	10,178
Immunotech Biopharm Ltd. (b)	7,109	3,388
Infotmic Co. Ltd. Class A (b)	122,400	94,745
Inkeverse Group Ltd. (b)	822,494	92,481
Inmyshow Digital Technology Group Co. Ltd. Class A	155,800	107,509
Inner Mongolia Furui Medical Science Co. Ltd. Class A	32,500	219,385
Inner Mongolia OJing Science & Technology Co. Ltd. Class A	9,800	64,020
Inner Mongolia Xinhua Distribution Group Co. Ltd. Class A	15,300	33,296
Inner Mongolia Yitai Coal Co. Ltd. Class B	916,384	1,746,628
InnoCare Pharma Ltd. (b) (c) (d)	570,000	338,659
Innuovo Technology Co. Ltd. Class A	55,800	42,732
Insigma Technology Co. Ltd. Class A	65,400	52,425
Intron Technology Holdings Ltd.	518,172	129,767
IReader Technology Co. Ltd. Class A	40,800	165,326
Jacobio Pharmaceuticals Group Co. Ltd. (b) (c) (d)	273,190	56,548
Jade Bird Fire Co. Ltd. Class A	67,200	140,779
Jangho Group Co. Ltd. Class A	106,600	93,820
JF Wealth Holdings Ltd. (c)	69,000	87,281
Jiajiayue Group Co. Ltd. Class A	41,100	57,344
Jiangling Motors Corp. Ltd. Class A	19,900	80,336
Jiangshan Oupai Door Industry Co. Ltd. Class A	21,600	83,033
Jiangsu Ankura Intelligent Power Co. Ltd. Class A (b)	9,600	35,370
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	143,300	114,871
Jiangsu Azure Corp. Class A	120,100	134,981
Jiangsu Boamax Technologies Group Co. Ltd. Class A (b)	53,900	49,740
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	26,700	67,004
Jiangsu Cnano Technology Co. Ltd. Class A	38,035	112,946

See accompanying notes to financial statements.
139

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Jiangsu Dagang Co. Ltd. Class A (b)	51,200	$ 97,317
Jiangsu Gian Technology Co. Ltd. Class A (b)	11,400	50,889
Jiangsu Guomao Reducer Co. Ltd. Class A	56,400	105,958
Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	19,400	127,055
Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	61,000	66,962
Jiangsu High Hope International Group Corp. Class A	315,600	106,498
Jiangsu Hongdou Industrial Co. Ltd. Class A	300,000	107,019
Jiangsu Huachang Chemical Co. Ltd. Class A	41,800	43,755
Jiangsu Huahong Technology Stock Co. Ltd. Class A	86,600	124,048
Jiangsu Huaxicun Co. Ltd. Class A	89,900	95,839
Jiangsu Jiangnan Water Co. Ltd. Class A	165,800	107,330
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	215,500	109,228
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	68,100	138,819
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	49,400	143,701
Jiangsu Leili Motor Co. Ltd. Class A	28,200	105,103
Jiangsu Lopal Tech Co. Ltd. Class A (b)	70,700	91,438
Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	82,000	191,887
Jiangsu Shagang Co. Ltd. Class A	110,500	66,357
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	102,000	91,458
Jiangsu Sidike New Material Science & Technology Co. Ltd. Class A	22,120	27,664
Jiangsu Tianmu Lake Tourism Co. Ltd. Class A (b)	37,300	101,311
Jiangsu ToLand Alloy Co. Ltd. Class A	28,900	90,875
Jiangsu Tongling Electric Co. Ltd. Class A	11,100	59,625
Jiangsu Transimage Technology Co. Ltd. Class A	38,100	82,126
Jiangsu Yahong Meditech Co. Ltd. Class A (b)	84,114	79,012
Jiangsu Zeyu Intelligent Electric Power Co. Ltd. Class A	6,900	20,765
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	162,760	88,997
Security Description	Shares	Value
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b)	253,400	$ 35,600
Jiangsu Zongyi Co. Ltd. Class A (b)	195,500	97,206
Jiangxi Black Cat Carbon Black Co. Ltd. Class A (b)	74,900	94,290
Jiangxi Fushine Pharmaceutical Co. Ltd. Class A (b)	2,900	3,739
Jiangxi Ganneng Co. Ltd. Class A (b)	22,100	23,377
Jiangxi GETO New Materials Corp. Ltd. Class A	48,386	57,047
Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	83,600	93,268
Jiangxi Hungpai New Material Co. Ltd. Class A	106,200	102,391
Jiangxi Jovo Energy Co. Ltd. Class A	57,400	211,088
Jiangxi Wannianqing Cement Co. Ltd. Class A	306,000	253,722
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	33,300	111,315
Jiangyin Jianghua Microelectronics Materials Co. Ltd. Class A	49,200	88,094
Jiangyin Zhongnan Heavy Industries Co. Ltd. Class A (b)	388,900	116,771
Jiangzhong Pharmaceutical Co. Ltd. Class A	36,800	121,798
Jianmin Pharmaceutical Group Co. Ltd. Class A	13,600	106,977
Jianshe Industry Group Yunnan Co. Ltd. Class A (b)	67,800	94,597
Jiayou International Logistics Co. Ltd. Class A	55,100	179,483
Jilin Chemical Fibre Class A (b)	126,500	65,860
Jilin Electric Power Co. Ltd. Class A	270,000	158,049
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (b)	576,300	91,282
Jilin Yatai Group Co. Ltd. Class A (b)	706,500	158,613
Jin Tong Ling Technology Group Co. Ltd. Class A (b)	80,600	23,313
Jinan Acetate Chemical Co. Ltd. (c)	34,230	958,335
Jinghua Pharmaceutical Group Co. Ltd. Class A	41,800	45,482
Jinhong Gas Co. Ltd. Class A	41,744	108,264
Jinhui Liquor Co. Ltd. Class A	44,400	121,757
Jinke Properties Group Co. Ltd. Class A (b)	285,000	56,918
Jinke Smart Services Group Co. Ltd. Class H (b)	219,400	249,215
JinkoSolar Holding Co. Ltd. ADR (c)	33,077	833,210

See accompanying notes to financial statements.
140

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Jinlei Technology Co. Ltd. Class A	32,300	$ 92,757
Jinlongyu Group Co. Ltd. Class A	21,900	55,320
Jinneng Holding Shanxi Electric Power Co. Ltd. Class A (b)	190,500	71,106
Jinneng Science&Technology Co. Ltd. Class A	34,700	32,165
Jinxin Fertility Group Ltd. (b) (c) (d)	1,855,500	576,106
Jinyu Bio-Technology Co. Ltd. Class A	121,400	143,632
Jinzhou Port Co. Ltd. Class A (b)	298,300	101,893
Jishi Media Co. Ltd. Class A (b)	567,900	120,457
Jiuzhitang Co. Ltd. Class A	62,000	73,952
JNBY Design Ltd.	104,270	195,845
Joeone Co. Ltd. Class A	85,000	111,103
Jointo Energy Investment Co. Ltd. Hebei Class A	110,600	96,579
Jolywood Suzhou Sunwatt Co. Ltd. Class A	85,100	100,098
Joyoung Co. Ltd. Class A	38,900	58,775
JS Corrugating Machinery Co. Ltd. Class A (b)	49,700	94,671
JSTI Group Class A	41,900	33,818
Juneyao Grand Healthy Drinks Co. Ltd. Class A	77,200	94,740
Jushri Technologies, Inc. Class A	35,423	67,671
JW Cayman Therapeutics Co. Ltd. (b) (c) (d)	41,850	9,785
Jwipc Technology Co. Ltd. Class A	11,500	45,269
Kaili Catalyst & New Materials Co. Ltd. Class A	17,829	69,495
Kaishan Group Co. Ltd. Class A	99,700	176,594
Kama Co. Ltd. Class B (b)	260,800	75,893
Kandi Technologies Group, Inc. (b) (c)	53,003	112,366
Kangji Medical Holdings Ltd. (c)	312,069	269,546
KBC Corp. Ltd. Class A	13,421	90,578
KEDE Numerical Control Co. Ltd. Class A (b)	10,767	114,782
Keeson Technology Corp. Ltd. Class A (b)	15,724	23,585
Keli Sensing Technology Ningbo Co. Ltd. Class A	28,300	122,120
Keshun Waterproof Technologies Co. Ltd. Class A	69,000	43,812
Keymed Biosciences, Inc. (b) (c) (d)	147,500	638,891
Kidswant Children Products Co. Ltd. Class A (b)	92,400	83,232
Kinetic Development Group Ltd.	1,454,000	146,766
Kingsoft Cloud Holdings Ltd. (b) (c)	1,429,895	303,283
Kintor Pharmaceutical Ltd. (b) (c) (d)	146,000	16,043
Security Description	Shares	Value
Konka Group Co. Ltd. Class A (b)	547,000	$ 256,157
KPC Pharmaceuticals, Inc. Class A	39,600	115,303
Kuaijishan Shaoxing Wine Co. Ltd. Class A	25,100	32,324
Kuangda Technology Group Co. Ltd. Class A	184,800	114,794
Kunshan GuoLi Electronic Technology Co. Ltd. Class A	14,624	73,902
Kunshan Huguang Auto Harness Co. Ltd. Class A (b)	61,100	201,636
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	31,100	119,895
Kunwu Jiuding Investment Holdings Co. Ltd. Class A	67,600	148,228
KWG Group Holdings Ltd. (b) (c)	1,290,000	48,624
KWG Living Group Holdings Ltd. (b) (c)	83,734	3,905
Kyland Technology Co. Ltd. Class A (b)	35,200	46,979
Laekna, Inc. (b)	80,500	58,525
Lancy Co. Ltd. Class A (b)	38,700	88,803
Lanvin Group Holdings Ltd. (b)	3,342	4,746
Lanzhou Lishang Guochao Industrial Group Co. Ltd. Class A (b)	153,300	88,892
Lanzhou LS Heavy Equipment Co. Ltd. Class A (b)	129,600	95,320
Lecron Industrial Development Group Co. Ltd. Class A (b)	117,300	109,862
Lee & Man Paper Manufacturing Ltd. (c)	2,108,000	635,650
Lemtech Holdings Co. Ltd.	6,336	25,044
Lepu Biopharma Co. Ltd. Class H (b) (c) (d)	332,000	135,321
LEPU ScienTech Medical Technology Shanghai Co. Ltd. Class H (b) (c)	45,000	150,643
LexinFintech Holdings Ltd. ADR	59,846	107,723
LianChuang Electronic Technology Co. Ltd. Class A	110,700	118,165
Lianhe Chemical Technology Co. Ltd. Class A	153,100	126,100
Liao Ning Oxiranchem, Inc. Class A (b)	37,400	25,138
Liaoning Chengda Biotechnology Co. Ltd. Class A	54,333	205,122
Lifetech Scientific Corp. (b) (c)	3,134,000	704,769
Ligao Foods Co. Ltd. Class A	10,700	49,223
Lihuayi Weiyuan Chemical Co. Ltd. Class A	67,500	135,364
Lily Group Co. Ltd. Class A	82,043	85,315
Linewell Software Co. Ltd. Class A	67,500	105,707
LingNan Eco&Culture-Tourism Co. Ltd. Class A (b)	247,100	79,639

See accompanying notes to financial statements.
141

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Linklogis, Inc. Class B (d)	491,500	$ 87,920
Linktel Technologies Co. Ltd. Class A	9,300	123,609
Loncin Motor Co. Ltd. Class A	242,500	205,746
Longhua Technology Group Luoyang Co. Ltd. Class A	50,000	40,907
Lonking Holdings Ltd.	1,946,000	355,561
Lu Thai Textile Co. Ltd. Class B	81,635	47,147
Lucky Harvest Co. Ltd. Class A	22,000	109,721
Luolai Lifestyle Technology Co. Ltd. Class A	88,300	116,997
Luoniushan Co. Ltd. Class A	1,500	1,076
Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A (b)	12,300	7,725
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	30,400	98,481
Lushang Freda Pharmaceutical Co. Ltd. Class A (b)	70,300	85,111
Luyang Energy-Saving Materials Co. Ltd.	200	406
Luye Pharma Group Ltd. (b) (c) (d)	1,808,221	630,738
LVGEM China Real Estate Investment Co. Ltd. (b) (c)	1,418,000	123,203
Mabwell Shanghai Bioscience Co. Ltd. Class A (b)	45,476	213,525
Maccura Biotechnology Co. Ltd. Class A	31,900	55,053
Macmic Science & Technology Co. Ltd. Class A	15,927	63,090
Malion New Materials Co. Ltd. Class A (b)	77,000	74,238
Maoyan Entertainment (b) (d)	359,996	439,735
Maoye Commercial Co. Ltd. Class A	228,500	101,655
Marssenger Kitchenware Co. Ltd. Class A	49,200	87,417
Maxvision Technology Corp. Class A	23,700	81,933
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,700	51,017
MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A (b)	47,500	61,760
Medlive Technology Co. Ltd. (c) (d)	135,500	130,714
Mega-info Media Co. Ltd. Class A	41,100	83,724
Meitu, Inc. (c) (d)	1,953,598	818,737
Merit Interactive Co. Ltd. Class A	25,400	46,914
M-Grass Ecology & Environment Group Co. Ltd. Class A	22,000	9,696
Microport Cardioflow Medtech Corp. (b) (c) (d)	531,000	76,667
MicroPort NeuroTech Ltd. (b) (c)	47,000	50,324
Micro-Tech Nanjing Co. Ltd. Class A	13,715	125,978
Security Description	Shares	Value
Midea Real Estate Holding Ltd. (c) (d)	357,200	$ 181,648
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	16,170	101,981
Ming Yuan Cloud Group Holdings Ltd. (b) (c)	952,000	296,799
Mingchen Health Co. Ltd. Class A	24,750	76,462
Mingyue Optical Lens Co. Ltd. Class A	12,600	47,985
Minmetals Development Co. Ltd. Class A (b)	111,400	126,430
MLS Co. Ltd. Class A	137,900	147,769
Mobvista, Inc. (b) (d)	323,399	127,683
Monalisa Group Co. Ltd. Class A	23,800	36,714
Montnets Cloud Technology Group Co. Ltd. Class A	49,300	64,304
Moon Environment Technology Co. Ltd. Class A	35,800	56,705
Morimatsu International Holdings Co. Ltd. (b)	409,000	250,842
Mubang High-Tech Co. Ltd. Class A (b)	38,600	103,247
NanJi E-Commerce Co. Ltd. Class A (b)	163,000	67,801
Nanjing Chervon Auto Precision Technology Co. Ltd. Class A (b)	62,800	103,450
Nanjing Cosmos Chemical Co. Ltd. Class A	13,200	141,810
Nanjing Develop Advanced Manufacturing Co. Ltd. Class A	32,580	72,964
Nanjing Gaoke Co. Ltd. Class A	37,700	32,246
Nanjing Hanrui Cobalt Co. Ltd. Class A	39,800	128,109
Nanjing Vazyme Biotech Co. Ltd. Class A	37,245	117,064
Nantong Jiangshan Agrochemical & Chemical LLC Class A	44,395	77,779
Nanya New Material Technology Co. Ltd. Class A	34,523	100,377
Nayuki Holdings Ltd. (b) (c)	487,000	165,518
NetDragon Websoft Holdings Ltd.	236,500	331,190
Neusoft Corp. Class A (b)	140,300	164,447
New Guomai Digital Culture Co. Ltd. Class A (b)	94,500	175,713
New Hope Dairy Co. Ltd. Class A	44,500	61,904
New Horizon Health Ltd. (b) (c) (d)	183,500	331,528
New Journey Health Technology Group Co. Ltd. Class A (b)	260,400	90,023
Newborn Town, Inc. (b)	177,315	56,187

See accompanying notes to financial statements.
142

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Ningbo Boway Alloy Material Co. Ltd. Class A	61,600	$ 157,470
Ningbo Dechang Electrical Machinery Made Co. Ltd. Class A	48,300	122,340
Ningbo Huaxiang Electronic Co. Ltd. Class A	40,700	71,642
Ningbo Peacebird Fashion Co. Ltd. Class A	19,900	44,074
Ningbo Sunrise Elc Technology Co. Ltd. Class A	16,200	48,129
Ningbo Yongxin Optics Co. Ltd. Class A	10,900	121,230
Ningbo Yunsheng Co. Ltd. Class A	152,700	130,187
Ningbo Zhenyu Technology Co. Ltd. Class A	900	6,453
Ningxia Building Materials Group Co. Ltd. Class A	22,400	50,999
Ningxia Western Venture Industrial Co. Ltd. Class A (b)	185,900	118,550
Ningxia Zhongyin Cashmere Co. Ltd. Class A (b)	226,500	40,868
Niu Technologies ADR (b) (c)	16,469	27,668
NKY Medical Holdings Ltd. Class A	2,800	7,192
Noah Holdings Ltd. ADR	50,627	578,667
North China Pharmaceutical Co. Ltd. Class A (b)	189,700	123,324
North Copper Co. Ltd. Class A (b)	79,800	83,423
North Huajin Chemical Industries Co. Ltd. Class A	79,000	55,710
Northking Information Technology Co. Ltd. Class A	45,808	97,731
Novogene Co. Ltd. Class A	39,358	76,706
Novoray Corp. Class A	19,342	111,277
NSFOCUS Technologies Group Co. Ltd. Class A	47,700	46,055
Nuode New Materials Co. Ltd. Class A	217,600	136,967
NYOCOR Co. Ltd. Class A	168,800	135,079
Obio Technology Shanghai Corp. Ltd. Class A (b)	90,500	74,415
Ocean's King Lighting Science & Technology Co. Ltd. Class A	47,600	38,353
Ocumension Therapeutics (b) (c) (d)	147,564	108,979
OK Science & Technology Co. Ltd. Class A (b)	3,000	17,941
Olympic Circuit Technology Co. Ltd. Class A	26,670	67,296
Opple Lighting Co. Ltd. Class A	16,200	35,723
ORG Technology Co. Ltd. Class A	115,500	67,292
Orient Group, Inc. Class A (b)	247,300	53,817
Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	49,500	184,422
Security Description	Shares	Value
PCI Technology Group Co. Ltd. Class A (b)	137,400	$ 94,812
Peijia Medical Ltd. (b) (c) (d)	453,000	211,843
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (b)	613,600	102,261
Pengxin International Mining Co. Ltd. Class A (b)	271,800	99,580
PharmaBlock Sciences Nanjing, Inc. Class A	20,400	109,890
PhiChem Corp. Class A	26,100	42,239
PNC Process Systems Co. Ltd. Class A	36,400	139,275
POCO Holding Co. Ltd. Class A	11,160	86,601
Poly Property Group Co. Ltd. (c)	2,736,000	496,409
Poly Union Chemical Holding Group Co. Ltd. Class A (b)	92,100	80,298
Pony Testing International Group Co. Ltd. Class A	20,330	35,002
Powerlong Commercial Management Holdings Ltd. (c)	49,000	15,339
Powerwin Tech Group Ltd. (b) (c)	200,000	76,663
Primarius Technologies Co. Ltd. Class A	32,422	68,056
Pulike Biological Engineering, Inc. Class A	42,600	99,453
Puya Semiconductor Shanghai Co. Ltd. Class A (b)	8,584	105,201
Puyang Huicheng Electronic Material Co. Ltd. Class A	52,700	92,909
Q Technology Group Co. Ltd. (b) (c)	221,137	85,330
Qiming Information Technology Co. Ltd. Class A	25,800	55,790
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	74,300	97,219
Qingdao Ainnovation Technology Group Co. Ltd. Class H (b) (c) (d)	157,300	147,523
Qingdao Baheal Pharmaceutical Co. Ltd. Class A	38,900	177,666
Qingdao Citymedia Co. Ltd. Class A	117,100	127,738
Qingdao East Steel Tower Stock Co. Ltd. Class A	53,600	49,980
Qingdao Eastsoft Communication Technology Co. Ltd. Class A	21,200	35,244
Qingdao Gon Technology Co. Ltd. Class A	16,500	44,816
Qingdao Haier Biomedical Co. Ltd. Class A	28,697	111,896
Qingdao Hiron Commercial Cold Chain Co. Ltd. Class A	1,680	3,538
Qingdao NovelBeam Technology Co. Ltd. Class A	17,474	132,877

See accompanying notes to financial statements.
143

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Qingdao Tianneng Heavy Industries Co. Ltd. Class A	9,900	$ 6,886
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	11,871	127,385
Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A (b)	117,600	67,381
Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	25,600	38,257
Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A (b)	106,600	73,852
QuakeSafe Technologies Co. Ltd. Class A	50,700	80,166
QuantumCTek Co. Ltd. Class A (b)	7,311	183,752
Qudian, Inc. ADR (b)	148,247	370,617
Quechen Silicon Chemical Co. Ltd. Class A	71,200	126,309
Quectel Wireless Solutions Co. Ltd. Class A	24,800	132,703
R&G PharmaStudies Co. Ltd. Class A	14,200	95,463
Rainbow Digital Commercial Co. Ltd. Class A	44,900	33,642
Realcan Pharmaceutical Group Co. Ltd. Class A (b)	255,000	96,586
Redco Properties Group Ltd. (b) (c) (d) (e)	552,000	46,902
Renhe Pharmacy Co. Ltd. Class A	61,800	55,498
Rianlon Corp. Class A	9,300	29,103
Richinfo Technology Co. Ltd. Class A	38,200	98,862
Rigol Technologies Co. Ltd. Class A	17,761	83,492
RiseSun Real Estate Development Co. Ltd. Class A (b)	276,800	57,949
Rising Nonferrous Metals Share Co. Ltd. Class A (b)	30,000	120,861
RoboTechnik Intelligent Technology Co. Ltd. Class A	12,800	248,458
Rongan Property Co. Ltd. Class A	295,200	92,702
RongFa Nuclear Equipment Co. Ltd. Class A (b)	143,700	88,867
Roshow Technology Co. Ltd. Class A (b)	198,100	148,976
Ruida Futures Co. Ltd. Class A	600	1,003
Runjian Co. Ltd. Class A	9,400	53,095
Sanbo Hospital Management Group Ltd. Class A (b)	13,200	114,085
SanFeng Intelligent Equipment Group Co. Ltd. Class A (b)	268,300	158,163
Sanhe Tongfei Refrigeration Co. Ltd. Class A	20,000	101,675
Security Description	Shares	Value
Sanjiang Shopping Club Co. Ltd. Class A	67,300	$ 83,147
Sansure Biotech, Inc. Class A	52,737	138,736
SCE Intelligent Commercial Management Holdings Ltd. (b) (c)	364,000	19,766
SciClone Pharmaceuticals Holdings Ltd. (d)	233,980	479,533
Seazen Group Ltd. (b) (c)	2,112,000	283,347
Semitronix Corp. Class A	14,700	106,114
Shaanxi Heimao Coking Co. Ltd. Class A	109,200	53,544
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	48,386	128,622
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	73,612	105,849
Shandong Bohui Paper Industrial Co. Ltd. Class A	42,500	32,722
Shandong Chenming Paper Holdings Ltd. Class A (b)	15,400	7,445
Shandong Chenming Paper Holdings Ltd. Class B (b)	419,600	73,450
Shandong Chenming Paper Holdings Ltd. Class H (b) (c)	294,000	63,485
Shandong Dawn Polymer Co. Ltd. Class A	4,100	5,896
Shandong Denghai Seeds Co. Ltd. Class A (b)	95,800	131,025
Shandong Dongyue Organosilicon Material Co. Ltd. Class A	136,600	137,345
Shandong Hi-Speed New Energy Group Ltd. (b)	166,000	42,420
Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	93,600	70,390
Shandong Humon Smelting Co. Ltd. Class A (b)	48,700	72,308
Shandong Intco Recycling Resources Co. Ltd. Class A	37,534	127,174
Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	9,700	21,162
Shandong Jinjing Science & Technology Co. Ltd. Class A	134,900	110,552
Shandong Kaisheng New Materials Co. Ltd. Class A	44,100	90,564
Shandong Longda Meishi Co. Ltd. Class A (b)	128,300	120,341
Shandong Molong Petroleum Machinery Co. Ltd. Class A (b)	180,500	84,278
Shandong Sanyuan Biotechnology Co. Ltd. Class A	36,600	125,774
Shandong Sinobioway Biomedicine Co. Ltd. Class A (b)	64,000	97,052
Shandong WIT Dyne Health Co. Ltd. Class A	8,600	40,984

See accompanying notes to financial statements.
144

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shandong Xiantan Co. Ltd. Class A	35,100	$ 30,119
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	49,410	113,106
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	90,000	61,867
Shandong Yabo Technology Co. Ltd. Class A (b)	330,700	77,888
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (b)	65,300	91,649
Shandong Yulong Gold Co. Ltd. Class A	91,300	127,385
Shanghai Acrel Co. Ltd. Class A	30,600	87,327
Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A (b)	162,600	121,159
Shanghai AJ Group Co. Ltd. Class A	89,100	53,997
Shanghai Allist Pharmaceuticals Co. Ltd. Class A (b)	36,003	231,924
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A (b)	15,988	131,266
Shanghai AtHub Co. Ltd. Class A	25,200	68,723
Shanghai Baolong Automotive Corp. Class A	21,400	137,736
Shanghai Baosteel Packaging Co. Ltd. Class A	167,800	116,714
Shanghai Bolex Foods Technology Co. Ltd. Class A	42,300	87,916
Shanghai Bright Power Semiconductor Co. Ltd. Class A (b)	3,496	33,013
Shanghai Chicmax Cosmetic Co. Ltd.	28,800	184,359
Shanghai Chinafortune Co. Ltd. Class A	83,300	158,560
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	319,900	155,791
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	651,600	257,574
Shanghai Electric Wind Power Group Co. Ltd. Class A (b)	301,025	155,894
Shanghai Feilo Acoustics Co. Ltd. Class A (b)	281,300	126,307
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	44,737	76,899
Shanghai Film Co. Ltd. Class A (b)	41,000	172,744
Shanghai Foreign Service Holding Group Co. Ltd. Class A	234,100	146,385
Security Description	Shares	Value
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class A	4,210	$ 4,349
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	100,000	27,471
Shanghai Fullhan Microelectronics Co. Ltd. Class A	19,800	90,077
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	25,500	78,779
Shanghai Gentech Co. Ltd. Class A (b)	22,956	116,513
Shanghai Guijiu Co. Ltd. Class A (b)	39,800	74,772
Shanghai Haixin Group Co. Class B	389,108	114,009
Shanghai Hanbell Precise Machinery Co. Ltd. Class A	45,100	125,043
Shanghai Haohai Biological Technology Co. Ltd. Class A	8,760	121,921
Shanghai Haohai Biological Technology Co. Ltd. Class H (c) (d)	43,600	222,834
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	17,473	84,905
Shanghai Henlius Biotech, Inc. Class H (b) (d)	76,900	133,825
Shanghai Hiuv New Materials Co. Ltd. Class A	11,177	71,261
Shanghai Holystar Electrical Technology Co. Ltd. Class A	33,810	113,439
Shanghai Huafon Aluminium Corp. Class A	66,600	174,655
Shanghai Huayi Group Co. Ltd. Class A	278,400	230,837
Shanghai Industrial Development Co. Ltd. Class A	208,400	94,722
Shanghai Industrial Holdings Ltd.	472,062	624,876
Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	87,700	41,833
Shanghai Jinjiang International Travel Co. Ltd. Class B	73,900	90,749
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	109,000	176,102
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	84,100	77,624
Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	45,200	38,038
Shanghai Kehua Bio-Engineering Co. Ltd. Class A	99,600	109,746

See accompanying notes to financial statements.
145

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	10,800	$ 44,849
Shanghai Liangxin Electrical Co. Ltd. Class A	112,400	117,348
Shanghai Lily & Beauty Cosmetics Co. Ltd. Class A (b)	31,000	33,987
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	143,700	137,808
Shanghai Medicilon, Inc. Class A	12,363	71,518
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	4,580	114,563
Shanghai Milkground Food Tech Co. Ltd. Class A (b)	58,100	106,831
Shanghai New Power Automotive Technology Co. Ltd. Class A (b)	293,900	212,519
Shanghai Pret Composites Co. Ltd. Class A	94,000	120,018
Shanghai Pudong Construction Co. Ltd. Class A	107,125	87,790
Shanghai QiFan Cable Co. Ltd. Class A	12,700	30,594
Shanghai Runda Medical Technology Co. Ltd. Class A	32,300	91,690
Shanghai Sanyou Medical Co. Ltd. Class A	42,069	88,189
Shanghai Shibei Hi-Tech Co. Ltd. Class B	472,800	72,811
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	16,000	71,291
Shanghai SMI Holding Co. Ltd. Class A	242,500	118,237
Shanghai Taisheng Wind Power Equipment Co. Ltd. Class A	104,400	113,309
Shanghai Tianchen Co. Ltd. Class A	81,200	69,900
Shanghai Titan Scientific Co. Ltd. Class A	15,037	62,236
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	41,000	45,459
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	205,900	262,891
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	85,400	60,549
Shanghai Yaoji Technology Co. Ltd. Class A	30,700	98,099
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	14,915	89,444
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	86,300	61,928
Security Description	Shares	Value
Shannon Semiconductor Technology Co. Ltd. Class A	31,400	$ 169,879
Shantou Wanshun New Material Group Co. Ltd. Class A	126,200	90,212
Shantui Construction Machinery Co. Ltd. Class A	58,600	63,439
Shanxi Blue Flame Holding Co. Ltd. Class A	64,600	57,211
Shanxi Zhendong Pharmaceutical Co. Ltd. Class A (b)	65,100	43,129
Shanying International Holding Co. Ltd. Class A (b)	291,700	73,122
Sharetronic Data Technology Co. Ltd. Class A	6,300	52,020
Shengda Resources Co. Ltd. Class A (b)	36,300	58,647
Shengfeng Development Ltd. Class A (b)	17,087	29,219
Shengyi Electronics Co. Ltd. Class A	88,580	112,732
Shenzhen Agricultural Products Group Co. Ltd. Class A	82,800	66,829
Shenzhen Aisidi Co. Ltd. Class A	52,900	83,207
Shenzhen Baoming Technology Co. Ltd. Class A (b)	13,100	82,024
Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (b)	309,200	92,414
Shenzhen Bingchuan Network Co. Ltd. Class A	7,200	26,478
Shenzhen Bioeasy Biotechnology Co. Ltd. Class A	16,100	19,004
Shenzhen Center Power Tech Co. Ltd. Class A	22,800	42,457
Shenzhen Centralcon Investment Holding Co. Ltd. Class A	119,700	74,025
Shenzhen Cereals Holdings Co. Ltd. Class A	93,165	83,793
Shenzhen Changhong Technology Co. Ltd. Class A	34,400	72,350
Shenzhen Chipscreen Biosciences Co. Ltd. Class A (b)	44,474	102,971
Shenzhen Click Technology Co. Ltd. Class A	25,400	37,853
Shenzhen Clou Electronics Co. Ltd. Class A (b)	155,200	91,704
Shenzhen Colibri Technologies Co. Ltd. Class A	12,000	28,660
Shenzhen Das Intellitech Co. Ltd. Class A	86,093	35,337
Shenzhen Deren Electronic Co. Ltd. Class A (b)	62,000	70,109
Shenzhen Desay Battery Technology Co. Class A	16,000	51,303

See accompanying notes to financial statements.
146

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen Everwin Precision Technology Co. Ltd. Class A (b)	107,000	$ 148,406
Shenzhen Fenda Technology Co. Ltd. Class A (b)	180,600	118,652
Shenzhen Fine Made Electronics Group Co. Ltd. Class A (b)	12,900	43,548
Shenzhen FRD Science & Technology Co. Ltd. Class A (b)	33,800	75,231
Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	105,500	157,515
Shenzhen Gongjin Electronics Co. Ltd. Class A	14,900	18,203
Shenzhen H&T Intelligent Control Co. Ltd. Class A	98,000	167,509
Shenzhen Hello Tech Energy Co. Ltd. Class A	14,300	122,410
Shenzhen Hemei Group Co. Ltd. Class A (b)	172,500	103,827
Shenzhen Heungkong Holding Co. Ltd. Class A	425,000	90,732
Shenzhen Honor Electronic Co. Ltd. Class A	17,600	106,709
Shenzhen Hopewind Electric Co. Ltd. Class A	39,800	125,040
Shenzhen Huaqiang Industry Co. Ltd. Class A	121,200	160,923
Shenzhen Infinova Ltd. Class A (b)	104,200	101,467
Shenzhen Infogem Technologies Co. Ltd. Class A (b)	56,600	92,301
Shenzhen Investment Ltd. (c)	2,856,000	372,215
Shenzhen Jinjia Group Co. Ltd. Class A	175,800	108,235
Shenzhen JPT Opto-Electronics Co. Ltd. Class A	11,744	77,286
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	61,800	103,079
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A	21,800	51,494
Shenzhen Leaguer Co. Ltd. Class A	87,900	81,479
Shenzhen Lifotronic Technology Co. Ltd. Class A	46,765	111,045
Shenzhen Longtech Smart Control Co. Ltd. Class A	7,500	20,061
Shenzhen Microgate Technology Co. Ltd. Class A	54,200	59,348
Shenzhen MinDe Electronics Technology Ltd. Class A	35,800	99,012
Shenzhen Minglida Precision Technology Co. Ltd. Class A	32,800	111,225
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	109,295	36,430
Shenzhen New Nanshan Holding Group Co. Ltd. Class A	240,000	83,962
Security Description	Shares	Value
Shenzhen Pagoda Industrial Group Corp. Ltd.	675,500	$ 283,096
Shenzhen Qingyi Photomask Ltd. Class A	39,270	92,274
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	17,400	92,747
Shenzhen SDG Information Co. Ltd. Class A (b)	42,800	52,171
Shenzhen Sinexcel Electric Co. Ltd. Class A	27,400	112,273
Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	74,200	111,805
Shenzhen Sunline Tech Co. Ltd. Class A	41,500	46,242
Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	6,503	25,831
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	18,000	58,137
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	53,500	63,224
Shenzhen Tagen Group Co. Ltd. Class A	164,700	104,123
Shenzhen Techwinsemi Technology Co. Ltd. Class A	10,800	192,366
Shenzhen Topband Co. Ltd. Class A	114,200	143,450
Shenzhen Topway Video Communication Co. Ltd. Class A	131,500	211,185
Shenzhen United Winners Laser Co. Ltd. Class A	35,186	67,606
Shenzhen Weiguang Biological Products Co. Ltd. Class A	25,500	97,077
Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	62,200	95,437
Shenzhen World Union Group, Inc. Class A (b)	119,800	32,341
Shenzhen Xinyichang Technology Co. Ltd. Class A	9,662	91,811
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	171,600	110,848
Shenzhen YHLO Biotech Co. Ltd. Class A	51,322	162,087
Shenzhen Ysstech Info-tech Co. Ltd. Class A	54,300	47,491
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	9,000	75,194
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (b)	90,600	97,209
Shinghwa Advanced Material Group Co. Ltd. Class A	23,200	107,781
Shinva Medical Instrument Co. Ltd. Class A	35,500	111,335
Shoucheng Holdings Ltd. (c)	2,844,895	523,436

See accompanying notes to financial statements.
147

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shougang Fushan Resources Group Ltd.	2,807,718	$ 961,443
Shouhang High-Tech Energy Co. Ltd. Class A (b)	93,900	27,677
Shui On Land Ltd. (c)	1,372,500	117,496
Shunfa Hengye Corp. Class A	344,200	136,061
ShuYu Civilian Pharmacy Corp. Ltd. Class A	10,300	19,053
Sichuan Anning Iron & Titanium Co. Ltd. Class A	25,000	107,398
Sichuan Chengfei Integration Technology Corp. Class A	24,100	55,102
Sichuan EM Technology Co. Ltd. Class A	81,700	98,462
Sichuan Expressway Co. Ltd. Class A	504,910	355,365
Sichuan Expressway Co. Ltd. Class H	398,000	148,491
Sichuan Furong Technology Co. Ltd. Class A	21,320	58,407
Sichuan Haite High-tech Co. Ltd. Class A (b)	32,700	43,192
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	27,400	82,460
Sichuan Jiuzhou Electric Co. Ltd. Class A	45,200	81,617
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (b) (c)	21,800	431,741
Sichuan Lutianhua Co. Ltd. Class A (b)	62,600	35,609
Siglent Technologies Co. Ltd. Class A	17,464	87,123
Sihuan Pharmaceutical Holdings Group Ltd.	5,107,000	345,841
Sineng Electric Co. Ltd. Class A	29,400	102,651
Sino Biological, Inc. Class A	11,700	113,158
Sino GeoPhysical Co. Ltd. Class A	12,200	22,786
Sinocare, Inc. Class A	44,200	125,713
Sinofert Holdings Ltd.	1,372,000	143,748
Sinomach Automobile Co. Ltd. Class A	126,000	127,381
Sino-Ocean Group Holding Ltd. (b) (c)	629,947	22,940
Sinopec Engineering Group Co. Ltd. Class H	1,432,500	825,480
Sinopec Kantons Holdings Ltd.	1,090,000	504,162
Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	7,133	54,516
Sino-Platinum Metals Co. Ltd. Class A	34,840	69,580
Sinoseal Holding Co. Ltd. Class A	15,500	69,597
Sinosteel Engineering & Technology Co. Ltd. Class A	58,300	48,661
Security Description	Shares	Value
Sinosteel Luonai Materials Technology Co. Ltd. Class A	190,208	$ 102,958
Sinosteel New Materials Co. Ltd. Class A	30,200	28,410
Sipai Health Technology Co. Ltd. (b)	234,800	180,605
Snowsky Salt Industry Group Co. Ltd. Class A	143,400	110,210
Sobute New Materials Co. Ltd. Class A	300	336
SOHO China Ltd. (b) (c)	1,362,500	111,417
Sohu.com Ltd. ADR (b)	15,177	160,421
SSAW Hotels & Resorts Group Co. Class A	23,500	71,273
Staidson Beijing Biopharmaceuticals Co. Ltd. Class A (b)	93,500	87,056
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong Class A (b)	166,000	97,400
Sumavision Technologies Co. Ltd. Class A	62,900	42,884
Sun King Technology Group Ltd. (b)	263,018	39,991
Sunac China Holdings Ltd. (b) (c)	2,343,000	335,294
Sunac Services Holdings Ltd. (c) (d)	967,000	229,813
Sunflower Pharmaceutical Group Co. Ltd. Class A	37,100	140,420
Sunfly Intelligent Technology Co. Ltd. Class A	100,600	91,034
Suning Universal Co. Ltd. Class A	201,000	57,860
Sunjuice Holdings Co. Ltd.	13,917	100,887
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A (b)	46,298	146,602
Sunstone Development Co. Ltd. Class A	51,000	84,925
Sunward Intelligent Equipment Co. Ltd. Class A (b)	177,425	202,586
Suplet Power Co. Ltd. Class A	55,700	76,027
Suwen Electric Energy Technology Co. Ltd. Class A	8,760	22,707
Suzhou Anjie Technology Co. Ltd. Class A	56,100	108,562
Suzhou Douson Drilling & Production Equipment Co. Ltd. Class A (b)	26,100	82,681
Suzhou Everbright Photonics Co. Ltd. Class A	13,695	80,374
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	160,200	73,697
Suzhou Good-Ark Electronics Co. Ltd. Class A	47,900	61,884

See accompanying notes to financial statements.
148

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Suzhou Harmontronics Automation Technology Co. Ltd. Class A	26,672	$ 60,064
Suzhou Huaya Intelligence Technology Co. Ltd. Class A	17,200	94,855
Suzhou HYC Technology Co. Ltd. Class A	29,291	95,574
Suzhou Oriental Semiconductor Co. Ltd. Class A	8,780	69,390
Suzhou Recodeal Interconnect System Co. Ltd. Class A	20,659	85,648
Suzhou Secote Precision Electronic Co. Ltd. Class A	14,100	147,051
Suzhou SLAC Precision Equipment Co. Ltd. Class A	80,900	82,678
Suzhou Sonavox Electronics Co. Ltd. Class A	22,030	82,593
Suzhou Sushi Testing Group Co. Ltd. Class A	59,100	114,775
Suzhou TZTEK Technology Co. Ltd. Class A	22,495	112,779
Suzhou UIGreen Micro&Nano Technologies Co. Ltd. Class A	15,936	82,748
Suzhou Victory Precision Manufacture Co. Ltd. Class A (b)	423,600	103,269
Suzhou Weizhixiang Food Co. Ltd. Class A	7,176	30,531
Suzhou YourBest New-type Materials Co. Ltd. Class A	9,300	57,872
Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A (b)	24,186	177,754
SVG Optronics Co. Ltd. Class A (b)	34,900	89,841
SY Holdings Group Ltd. (c)	170,639	91,354
SYoung Group Co. Ltd. Class A	46,400	122,512
Tangrenshen Group Co. Ltd. Class A	54,300	45,921
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	232,700	155,125
Tangshan Sunfar Silicon Industry Co. Ltd. Class A	45,476	84,746
TCL Electronics Holdings Ltd.	935,988	338,448
TDG Holdings Co. Ltd. Class A	121,400	132,763
Tech-Bank Food Co. Ltd. Class A (b)	5,800	2,429
Telling Telecommunication Holding Co. Ltd. Class A	61,100	77,170
Three Squirrels, Inc. Class A	25,800	81,198
Three's Co. Media Group Co. Ltd. Class A	9,361	81,202
Tian Lun Gas Holdings Ltd.	98,265	63,280
Tiangong International Co. Ltd. (c)	1,426,000	300,634
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	133,670	101,996
Security Description	Shares	Value
Tianjin Ringpu Bio-Technology Co. Ltd. Class A	28,200	$ 53,911
Tianjin You Fa Steel Pipe Group Stock Co. Ltd. Class A	81,412	67,055
Tianli International Holdings Ltd.	876,667	457,015
Tianneng Power International Ltd. (c)	596,000	558,194
Tianrun Industry Technology Co. Ltd. Class A	70,500	52,726
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (b)	154,300	106,474
Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	11,800	34,943
Tibet Rhodiola Pharmaceutical Holding Co. Class A	10,900	67,213
Tibet Urban Development & Investment Co. Ltd. Class A	87,500	142,330
Time Publishing & Media Co. Ltd. Class A	74,300	133,446
Times China Holdings Ltd. (b) (c)	578,000	16,838
Tinavi Medical Technologies Co. Ltd. Class A (b)	62,431	80,485
TKD Science & Technology Co. Ltd. Class A	23,100	44,002
Tong Ren Tang Technologies Co. Ltd. Class H	616,000	383,305
Tongdao Liepin Group (b) (c)	56,000	21,323
Tongding Interconnection Information Co. Ltd. Class A (b)	52,700	36,002
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A (b)	41,300	103,813
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	117,200	82,972
Tongqinglou Catering Co. Ltd. Class A	26,500	104,644
Tongyu Communication, Inc. Class A	24,100	54,039
Tongyu Heavy Industry Co. Ltd. Class A	134,600	42,454
Top Energy Co. Ltd. Class A (b)	52,100	53,030
Top Resource Energy Co. Ltd. Class A	48,400	40,931
Topsec Technologies Group, Inc. Class A (b)	76,200	73,467
Toread Holdings Group Co. Ltd. Class A (b)	133,900	95,532
TPV Technology Co. Ltd. Class A (b)	253,400	86,905
Triductor Technology Suzhou, Inc. Class A	11,488	87,374
Triumph New Energy Co. Ltd. Class A (b)	39,500	64,742
Triumph Science & Technology Co. Ltd. Class A	94,800	163,214

See accompanying notes to financial statements.
149

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Troy Information Technology Co. Ltd. Class A (b)	36,800	$ 50,483
Truking Technology Ltd. Class A	34,100	44,196
Tunghsu Azure Renewable Energy Co. Ltd. Class A (b)	218,800	92,819
Tunghsu Optoelectronic Technology Co. Ltd. Class A (b)	843,600	198,688
Tuoxin Pharmaceutical Group Co. Ltd. Class A	3,500	19,741
Tuya, Inc. ADR (b)	112,236	196,413
Unilumin Group Co. Ltd. Class A	48,540	42,052
Up Fintech Holding Ltd. ADR (b)	78,717	270,786
USPACE Technology Group Ltd. (b)	29,038	6,196
UTour Group Co. Ltd. Class A (b)	106,400	94,817
Vantone Neo Development Group Co. Ltd. Class A (b)	197,500	197,489
Vats Liquor Chain Store Management JSC Ltd. Class A	40,000	87,213
Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (b)	81,700	182,971
Visionox Technology, Inc. Class A (b)	101,000	107,811
Visual China Group Co. Ltd. Class A	44,900	86,208
Viva Biotech Holdings (b) (c) (d)	14,551	1,004
Vnet Group, Inc. ADR (b) (c)	68,293	105,854
Wanbangde Pharmaceutical Holding Group Co. Ltd. Class A	132,700	90,107
Wangneng Environment Co. Ltd. Class A	26,200	47,562
Warom Technology, Inc. Co. Class A	46,500	126,811
Waterdrop, Inc. ADR (b) (c)	107,300	138,417
Wedge Industrial Co. Ltd. Class A	67,500	117,514
Weimob, Inc. (b) (c) (d)	1,763,000	432,503
Wellhope Foods Co. Ltd. Class A	71,300	69,528
Wencan Group Co. Ltd. Class A	23,300	86,905
Wenzhou Yihua Connector Co. Ltd. Class A	11,200	51,986
West China Cement Ltd. (c)	1,262,761	166,186
Western Metal Materials Co. Ltd. Class A	55,300	117,220
Western Region Gold Co. Ltd. Class A	34,200	51,768
Willfar Information Technology Co. Ltd. Class A	38,604	184,502
Winall Hi-Tech Seed Co. Ltd. Class A	50,400	54,354
Wiscom System Co. Ltd. Class A	20,300	25,639
Security Description	Shares	Value
Wondershare Technology Group Co. Ltd. Class A (b)	10,600	$ 141,034
Wuhan Fingu Electronic Technology Co. Ltd. Class A	25,900	32,783
Wuhan Huazhong Numerical Control Co. Ltd. Class A	10,900	44,739
Wuhan Keqian Biology Co. Ltd. Class A	24,965	60,208
Wuhan LinControl Automotive Electronics Co. Ltd. Class A	11,918	89,807
Wuxi Boton Technology Co. Ltd. Class A (b)	30,300	60,263
Wuxi ETEK Microelectronics Co. Ltd. Class A	18,167	116,603
Wuxi NCE Power Co. Ltd. Class A	30,900	163,472
Wuxi Paike New Materials Technology Co. Ltd. Class A	10,300	98,426
Wuxi Rural Commercial Bank Co. Ltd. Class A	271,900	192,492
Wuxi Xinje Electric Co. Ltd. Class A	13,465	54,710
XD, Inc. (b) (c)	240,000	487,577
XGD, Inc. Class A	31,200	92,778
Xiabuxiabu Catering Management China Holdings Co. Ltd. (c) (d)	341,844	69,448
Xiamen Amoytop Biotech Co. Ltd. Class A	34,601	313,632
Xiamen Hongxin Electronics Technology Group, Inc. Class A (b)	45,900	123,152
Xiamen Intretech, Inc. Class A	77,600	164,597
Xiamen Kingdomway Group Co. Class A	38,100	81,024
Xi'an ChenXi Aviation Technology Corp. Ltd. Class A (b)	40,120	46,804
Xi'an Manareco New Materials Co. Ltd. Class A	23,364	116,974
Xi'an Sinofuse Electric Co. Ltd. Class A	4,100	50,852
Xiangtan Electrochemical Scientific Co. Ltd. Class A	77,200	94,102
Xilinmen Furniture Co. Ltd. Class A	31,400	72,787
Xingtong Shipping Co. Ltd. Class A	46,000	85,786
Xinhua Winshare Publishing & Media Co. Ltd. Class A	20,200	41,566
Xinhua Winshare Publishing & Media Co. Ltd. Class H	327,522	342,736
Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A (b)	209,400	87,966
Xinjiang Communications Construction Group Co. Ltd. Class A	41,100	65,213

See accompanying notes to financial statements.
150

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Xinjiang Lixin Energy Co. Ltd. Class A	103,816	$ 94,802
Xinjiang Xintai Natural Gas Co. Ltd. Class A	22,720	95,162
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	480,724	55,281
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	102,600	99,909
Xinxiang Chemical Fiber Co. Ltd. Class A (b)	494,700	196,915
Xinxiang Richful Lube Additive Co. Ltd. Class A	15,770	82,538
Xinyi Energy Holdings Ltd. (c)	1,592,000	225,788
Xinyu Iron & Steel Co. Ltd. Class A	267,100	128,392
Xinzhi Group Co. Ltd. Class A	13,500	29,527
Xiwang Foodstuffs Co. Ltd. Class A (b)	209,900	95,693
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	65,000	91,317
XJ International Holdings Co. Ltd. (b) (c) (d)	1,518,597	47,926
Xuan Wu Cloud Technology Holdings Ltd. (b)	199,000	37,377
YaGuang Technology Group Co. Ltd. Class A (b)	80,300	65,475
Yango Group Co. Ltd. Class A (b)	292,400	14,901
Yanlord Land Group Ltd. (b)	516,149	185,486
Yantai China Pet Foods Co. Ltd. Class A	21,900	69,407
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	42,500	82,127
YanTai Shuangta Food Co. Ltd. Class A (b)	11,800	6,696
Yantai Zhenghai Bio-tech Co. Ltd. Class A	9,400	30,866
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	41,300	60,866
Yatsen Holding Ltd. ADR (b) (c)	62,356	131,571
Yeahka Ltd. (b) (c)	155,021	241,253
Yechiu Metal Recycling China Ltd. Class A	322,800	119,598
YGSOFT, Inc. Class A	113,791	83,850
YH Entertainment Group (b)	159,000	13,205
Yibin Tianyuan Group Co. Ltd. Class A	244,050	147,901
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (b) (c) (d)	208,400	289,709
Yidu Tech, Inc. (b) (c) (d)	440,000	225,441
Yijiahe Technology Co. Ltd. Class A (b)	27,000	101,189
Yinbang Clad Material Co. Ltd. Class A (b)	140,700	135,654
Security Description	Shares	Value
Yingkou Jinchen Machinery Co. Ltd. Class A	11,200	$ 60,455
Yixin Group Ltd. (d)	1,018,500	85,890
Yizumi Holdings Co. Ltd. Class A	44,380	118,707
Yonghe Medical Group Co. Ltd. Class H (b)	30,500	4,482
Yongjin Technology Group Co. Ltd.	39,900	85,786
Yotrio Group Co. Ltd. Class A	175,780	63,674
Youcare Pharmaceutical Group Co. Ltd. Class A	52,801	123,996
Youdao, Inc. ADR (b) (c)	4,809	19,332
Youzu Interactive Co. Ltd. Class A (b)	49,900	70,241
YSB, Inc. (b)	60,600	62,873
Yuexiu Transport Infrastructure Ltd.	1,011,013	496,047
Yueyang Forest & Paper Co. Ltd. Class A	150,900	99,555
Yunkang Group Ltd.	92,500	131,899
Yunnan Energy Investment Co. Ltd. Class A	82,700	123,246
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A (b)	27,100	40,610
Yunnan Nantian Electronics Information Co. Ltd. Class A	12,000	22,610
Yunnan Tourism Co. Ltd. Class A (b)	140,700	101,159
Yusys Technologies Co. Ltd. Class A	42,400	78,079
Zall Smart Commerce Group Ltd. (b) (c)	3,183,000	113,875
ZBOM Home Collection Co. Ltd. Class A	42,140	93,910
Zengame Technology Holding Ltd.	326,000	146,621
Zhe Jiang Li Zi Yuan Food Co. Ltd. Class A	23,270	42,884
Zhe Jiang Taihua New Material Co. Ltd. Class A	83,300	104,521
Zhejiang Akcome New Energy Technology Co. Ltd. (b)	419,700	110,411
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	24,180	33,970
Zhejiang Chengchang Technology Co. Ltd. Class A	11,300	87,469
Zhejiang Communications Technology Co. Ltd. Class A	135,800	67,896
Zhejiang Conba Pharmaceutical Co. Ltd. Class A	214,200	141,907
ZheJiang Dali Technology Co. Ltd. Class A	32,500	66,832
Zhejiang Dun'An Artificial Environment Co. Ltd. Class A (b)	83,200	139,576

See accompanying notes to financial statements.
151

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Zhejiang Entive Smart Kitchen Appliance Co. Ltd. Class A	21,200	$ 81,642
Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	35,700	47,745
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	16,900	105,258
Zhejiang Hailide New Material Co. Ltd. Class A	59,000	34,455
Zhejiang Hangmin Co. Ltd. Class A	119,000	112,601
Zhejiang Hechuan Technology Corp. Ltd. Class A	24,293	97,468
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	79,100	60,575
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	107,500	113,565
Zhejiang Huace Film & Television Co. Ltd. Class A	111,500	144,973
Zhejiang Huakang Pharmaceutical Co. Ltd. Class A	40,260	106,633
Zhejiang Huamei Holding Co. Ltd. Class A (b)	167,200	97,643
Zhejiang Huangma Technology Co. Ltd. Class A (b)	111,594	146,017
Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd. Class A (b)	159,300	134,717
Zhejiang Huatong Meat Products Co. Ltd. Class A	60,800	161,287
Zhejiang Huge Leaf Co. Ltd. Class A (b)	361,900	126,110
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	3,200	7,572
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	21,480	64,200
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	48,100	99,772
Zhejiang Jingu Co. Ltd. Class A (b)	55,300	39,530
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	39,960	59,882
Zhejiang KangLongDa Special Protection Technology Co. Ltd. Class A (b)	33,200	90,220
Zhejiang Lante Optics Co. Ltd. Class A	51,654	147,697
Zhejiang Medicine Co. Ltd. Class A	128,600	158,881
Zhejiang Meida Industrial Co. Ltd. Class A	41,300	51,537
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	222,700	114,104
Zhejiang Orient Gene Biotech Co. Ltd. Class A	22,795	94,377
Security Description	Shares	Value
Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	43,500	$ 78,008
Zhejiang Rifa Precision Machinery Co. Ltd. Class A (b)	164,700	131,571
Zhejiang Runtu Co. Ltd. Class A	2,000	1,611
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	227,300	154,969
Zhejiang Shibao Co. Ltd. Class A (b)	30,500	57,384
Zhejiang Shouxiangu Pharmaceutical Co. Ltd. Class A	21,200	74,517
Zhejiang Southeast Space Frame Co. Ltd. Class A	55,700	35,060
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	220	358
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (b)	112,500	96,844
Zhejiang Tiantie Industry Co. Ltd. Class A	142,700	83,139
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A (b)	23,800	52,613
Zhejiang Tony Electronic Co. Ltd. Class A	24,700	74,232
Zhejiang Unifull Industrial Fiber Co. Ltd. Class A (b)	140,925	74,341
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	207,500	449,844
Zhejiang Wanliyang Co. Ltd. Class A (b)	104,600	89,899
Zhejiang Wanma Co. Ltd. Class A	51,600	63,750
Zhejiang Wansheng Co. Ltd. Class A	10,000	12,437
Zhejiang Weixing Industrial Development Co. Ltd. Class A	42,800	60,070
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	44,100	56,671
Zhejiang Yasha Decoration Co. Ltd. Class A	22,700	12,006
Zhejiang Yinlun Machinery Co. Ltd. Class A	39,000	97,978
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A (b)	24,600	60,887
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	30,400	121,216
Zhejiang Yongtai Technology Co. Ltd. Class A	91,100	130,620
Zhende Medical Co. Ltd. Class A	33,600	95,010
Zhengzhou GL Tech Co. Ltd. Class A	39,600	96,431
Zhenjiang Dongfang Electric Heating Technology Co. Ltd. Class A	169,800	117,403

See accompanying notes to financial statements.
152

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Zhewen Interactive Group Co. Ltd. Class A (b)	148,100	$ 106,887
Zhihu, Inc. ADR (b) (c)	326,244	223,118
Zhixin Group Holding Ltd. (b)	282,000	35,671
Zhonghong Pulin Medical Products Co. Ltd. Class A	18,590	31,596
Zhongnongfa Seed Industry Group Co. Ltd. Class A (b)	101,000	96,543
Zhongshan Public Utilities Group Co. Ltd. Class A	79,300	82,135
Zhongtian Financial Group Co. Ltd. Class A (b) (e)	493,900	13,605
Zhongyin Babi Food Co. Ltd. Class A	41,100	95,046
Zhou Hei Ya International Holdings Co. Ltd. (d)	1,094,000	241,824
Zhuhai Bojay Electronics Co. Ltd. Class A (b)	24,100	112,162
Zhuhai Enpower Electric Co. Ltd. Class A	48,700	116,780
Zhuzhou Huarui Precision Cutting Tools Co. Ltd. Class A	9,279	77,027
Zhuzhou Smelter Group Co. Ltd. Class A (b)	100,600	156,988
ZJMI Environmental Energy Co. Ltd. Class A	17,500	33,166
Zonqing Environmental Ltd. (b) (c)	68,000	223,294
Zx, Inc. (b) (c)	99,400	245,120
Zylox-Tonbridge Medical Technology Co. Ltd. (b) (d)	36,000	44,572
		160,238,960
COLOMBIA — 0.1%
Cementos Argos SA	274,262	613,058
Corp. Financiera Colombiana SA	61,873	212,900
Geopark Ltd. (c)	36,105	346,608
		1,172,566
CZECH REPUBLIC — 0.2%
Colt CZ Group SE (c)	4,353	113,413
Moneta Money Bank AS (d)	256,947	1,119,403
Philip Morris CR AS (c)	754	509,473
		1,742,289
EGYPT — 0.4%
Abou Kir Fertilizers & Chemical Industries	192,536	256,268
Cairo For Investment & Real Estate Developments - CIRA Education	28,652	7,405
Cleopatra Hospital (b)	27,023	4,110
Credit Agricole Egypt SAE (b)	268,457	117,238
Eastern Co. S.A.E.	685,853	390,676
EFG Holding S.A.E. (b)	854,553	318,204
E-Finance for Digital & Financial Investments	314,643	146,767
Egypt Kuwait Holding Co. SAE	125,099	102,930
Security Description	Shares	Value
ElSewedy Electric Co.	332,633	$ 217,896
Ezz Steel Co. SAE (b)	112,111	140,044
Fawry for Banking & Payment Technology Services SAE (b)	198,224	31,490
Heliopolis Housing (b)	289,471	58,871
Madinet Masr For Housing & Development	843,907	65,340
Misr Fertilizers Production Co. SAE	183,918	201,223
Palm Hills Developments SAE (b)	84,861	6,051
Talaat Moustafa Group	914,471	1,128,426
Telecom Egypt Co.	208,497	166,182
		3,359,121
GREECE — 0.9%
Aegean Airlines SA (b)	29,817	403,818
Athens Water Supply & Sewage Co. SA	24,232	156,238
Autohellas Tourist & Trading SA	13,342	191,644
Danaos Corp. (c)	10,341	746,620
Diana Shipping, Inc.	91,227	263,646
Ellaktor SA (b)	29,187	82,903
ElvalHalcor SA	12,761	27,040
Epsilon Net SA	4,987	51,705
FF Group (b) (e)	24,815	—
Fourlis Holdings SA	55,646	255,415
GEK TERNA SA	51,689	942,311
Hellenic Exchanges - Athens Stock Exchange SA	48,084	283,542
Holding Co. ADMIE IPTO SA	129,212	316,078
Intracom Holdings SA	53,025	209,884
LAMDA Development SA (b)	61,791	450,456
Piraeus Port Authority SA	1,497	46,563
Quest Holdings SA	19,330	122,753
Safe Bulkers, Inc. (c)	73,442	364,272
Sarantis SA	23,650	299,863
Star Bulk Carriers Corp.	60,641	1,447,501
StealthGas, Inc. (b)	38,897	231,048
Tsakos Energy Navigation Ltd.	17,573	446,179
		7,339,479
HONG KONG — 0.8%
Agritrade Resources Ltd. (b) (e)	1,595,000	—
Alibaba Pictures Group Ltd. (b) (c)	10,030,000	583,106
Anxin-China Holdings Ltd. (b) (e)	2,248,000	—
Boshiwa International Holding Ltd. (b) (c) (e)	1,843,000	—
China Animal Healthcare Ltd. (b) (e)	1,059,700	—
China High Speed Transmission Equipment Group Co. Ltd. (b) (c)	10,000	984
China Huiyuan Juice Group Ltd. (b) (e)	1,494,400	—

See accompanying notes to financial statements.
153

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
China Merchants Commercial Real Estate Investment Trust	612,000	$ 93,836
China Metal Recycling Holdings Ltd. (b) (c) (e)	693,675	—
China Zhongwang Holdings Ltd. (b) (c) (e)	346,000	—
Chong Sing Holdings FinTech Group Ltd. (b) (c) (e)	9,212,000	—
Citychamp Watch & Jewellery Group Ltd. (b)	774,000	99,884
Comba Telecom Systems Holdings Ltd. (c)	1,424,690	96,479
Concord New Energy Group Ltd.	7,160,000	567,205
Crystal International Group Ltd. (d)	336,000	137,380
CTEG (b) (c) (e)	3,217,900	—
Digital China Holdings Ltd.	612,000	233,025
Fenbi Ltd. (b)	395,000	219,039
FingerMotion, Inc. (b) (c)	25,013	52,527
Fortior Technology Shenzhen Co. Ltd. Class A	8,894	125,514
GR Life Style Company Ltd. (b)	770,000	30,007
Grand Pharmaceutical Group Ltd.	1,183,000	621,243
Guotai Junan International Holdings Ltd.	279,973	18,960
Gushengtang Holdings Ltd. (c)	109,700	611,123
Hi Sun Technology China Ltd. (b) (c)	162,000	10,350
Huabao International Holdings Ltd. (c)	656,000	191,106
MedSci Healthcare Holdings Ltd. (b)	191,000	71,749
MH Development NPV (b) (e)	27,600	—
National Agricultural Holdings Ltd. (b) (c) (e)	164,600	—
Nissin Foods Co. Ltd. (c)	287,000	181,519
Perennial Energy Holdings Ltd.	527,162	60,621
Pou Sheng International Holdings Ltd.	1,016,812	87,046
Productive Technologies Co. Ltd. (b)	1,326,000	54,216
Real Gold Mining Ltd. (b) (c) (e)	251,500	—
Sinic Holdings Group Co. Ltd. (b) (c) (e)	347,921	—
Skyworth Group Ltd.	1,043,099	394,505
SSY Group Ltd.	1,226,000	808,305
SunCar Technology Group, Inc. Class A (b) (c)	13,884	104,269
Tech-Pro, Inc. (b) (c) (e)	6,035,100	—
Time Interconnect Technology Ltd.	504,000	112,695
United Laboratories International Holdings Ltd.	726,500	831,723
Untrade.Lumena Newmat (b) (c) (e)	104,532	—
Wasion Holdings Ltd.	294,000	212,617
Security Description	Shares	Value
Zhaoke Ophthalmology Ltd. (b) (c) (d)	260,875	$ 52,665
		6,663,698
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	260,784	641,146
INDIA — 19.9%
Aarti Drugs Ltd.	30,686	159,791
Aarti Pharmalabs Ltd.	57,024	297,384
Aavas Financiers Ltd. (b)	41,293	651,385
Action Construction Equipment Ltd.	31,622	540,913
ADF Foods Ltd.	173,525	384,802
Aditya Birla Sun Life Asset Management Co. Ltd.	24,522	133,779
Advanced Enzyme Technologies Ltd.	30,799	128,676
Aegis Logistics Ltd.	110,758	593,148
Aether Industries Ltd. (b)	17,616	164,960
Affle India Ltd. (b)	44,338	553,783
AGI Greenpac Ltd.	21,827	190,130
Ahluwalia Contracts India Ltd.	21,671	265,397
Akzo Nobel India Ltd.	8,615	246,326
Alembic Pharmaceuticals Ltd.	45,147	533,087
Alkyl Amines Chemicals	10,807	235,045
Allcargo Gati Ltd. (b)	53,066	61,113
Allcargo Logistics Ltd. (b)	338,006	290,174
Alok Industries Ltd. (b)	1,273,964	394,856
Amara Raja Energy & Mobility Ltd.	79,715	726,780
Amber Enterprises India Ltd. (b)	13,191	578,504
AMI Organics Ltd.	15,427	202,302
Amrutanjan Health Care Ltd.	12,314	91,607
Anand Rathi Wealth Ltd.	7,862	348,251
Anant Raj Ltd.	83,336	311,102
Andhra Sugars Ltd.	45,643	50,759
Angel One Ltd.	32,481	1,185,871
Anupam Rasayan India Ltd.	13,677	142,743
Apar Industries Ltd.	13,713	1,147,467
Apcotex Industries Ltd.	18,576	97,588
Apollo Pipes Ltd.	13,850	105,599
Aptech Ltd.	34,089	94,662
Aptus Value Housing Finance India Ltd.	166,012	615,361
Archean Chemical Industries Ltd.	29,838	239,341
Arvind Fashions Ltd.	85,169	462,748
Arvind Ltd.	125,436	406,752
Asahi India Glass Ltd.	84,902	545,993
Ashapura Minechem Ltd. (b)	41,657	187,776
Ashoka Buildcon Ltd. (b)	117,800	221,186
Astec Lifesciences Ltd.	4,331	55,431
Aster DM Healthcare Ltd. (b) (d)	151,261	742,317
Astra Microwave Products Ltd.	57,569	411,703
AstraZeneca Pharma India Ltd.	5,800	370,553
AurionPro Solutions Ltd.	7,477	196,915

See accompanying notes to financial statements.
154

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Automotive Axles Ltd.	2,191	$ 46,169
Avalon Technologies Ltd. (b) (d)	20,587	121,939
Avanti Feeds Ltd.	27,670	160,657
Bajaj Consumer Care Ltd.	51,692	131,426
Bajaj Electricals Ltd.	32,642	355,235
Bajaj Hindusthan Sugar Ltd. (b)	566,946	197,473
Bajel Projects Ltd. (b)	20,576	53,091
Balaji Amines Ltd.	5,233	128,327
Balmer Lawrie & Co. Ltd.	65,551	187,373
Balrampur Chini Mills Ltd.	118,676	515,030
Barbeque Nation Hospitality Ltd. (b)	9,821	58,624
BASF India Ltd.	8,680	347,299
BEML Ltd.	14,680	560,375
Best Agrolife Ltd.	4,727	25,964
Bhansali Engineering Polymers Ltd.	62,896	67,381
Bharat Bijlee Ltd.	3,857	296,719
Bharat Rasayan Ltd.	799	81,242
Bikaji Foods International Ltd.	51,407	302,300
Birla Corp. Ltd.	21,228	362,367
Birlasoft Ltd.	156,875	1,395,657
BLS International Services Ltd.	74,727	280,307
Blue Dart Express Ltd.	5,079	376,587
Blue Star Ltd.	96,126	1,468,010
Bombay Burmah Trading Co.	23,596	443,543
Bombay Dyeing & Manufacturing Co. Ltd. (b)	105,914	200,964
Borosil Ltd. (b)	19,972	85,549
Borosil Renewables Ltd. (b)	40,504	241,730
Brigade Enterprises Ltd.	102,591	1,150,485
Brightcom Group Ltd. (b)	653,212	108,082
Brookfield India Real Estate Trust REIT (d)	187,453	572,456
Camlin Fine Sciences Ltd. (b)	73,343	78,485
Campus Activewear Ltd. (b)	46,148	118,686
Can Fin Homes Ltd.	69,797	630,121
Caplin Point Laboratories Ltd.	18,360	289,558
Capri Global Capital Ltd.	244,660	598,724
Care Ratings Ltd.	14,615	196,158
Cartrade Tech Ltd. (b)	31,063	237,640
Carysil Ltd.	12,306	144,886
Castrol India Ltd.	349,122	778,385
CCL Products India Ltd.	59,028	414,953
CE Info Systems Ltd.	6,233	139,297
Ceat Ltd.	15,248	490,408
Century Enka Ltd.	8,890	42,866
Century Plyboards India Ltd.	49,806	382,223
Century Textiles & Industries Ltd.	41,274	806,600
Cera Sanitaryware Ltd.	6,301	512,413
CESC Ltd.	450,295	656,795
Chalet Hotels Ltd. (b)	77,246	818,098
Chambal Fertilisers & Chemicals Ltd.	123,378	505,923
Chemplast Sanmar Ltd. (b)	56,580	305,279
Chennai Petroleum Corp. Ltd.	34,056	370,276
Security Description	Shares	Value
Chennai Super Kings Cricket Ltd. (b) (e)	418,560	$ —
Choice International Ltd. (b)	87,920	288,209
Cigniti Technologies Ltd.	17,347	263,286
City Union Bank Ltd.	302,576	490,311
Clean Science & Technology Ltd.	26,178	417,250
CMS Info Systems Ltd.	84,349	395,083
Cochin Shipyard Ltd. (d)	75,189	785,945
Computer Age Management Services Ltd.	31,743	1,109,697
Confidence Petroleum India Ltd.	151,768	152,855
Cosmo First Ltd.	10,136	60,857
Craftsman Automation Ltd.	10,842	560,920
Cressanda Solutions Ltd. (b)	477,331	81,155
CSB Bank Ltd. (b)	86,785	368,877
D B Realty Ltd. (b)	96,806	227,905
Data Patterns India Ltd.	16,440	477,416
Datamatics Global Services Ltd.	21,139	135,042
DB Corp. Ltd.	47,068	148,593
DCB Bank Ltd.	87,031	124,595
DCM Shriram Ltd.	39,188	401,383
Deepak Fertilisers & Petrochemicals Corp. Ltd.	90,097	544,563
Delta Corp. Ltd.	52,956	70,257
Dhampur Sugar Mills Ltd.	26,819	66,820
Dhani Services Ltd. (b)	172,036	78,486
Dhanuka Agritech Ltd.	6,820	83,886
Dilip Buildcon Ltd. (d)	26,163	143,328
Dish TV India Ltd. (b)	1,229,418	246,908
Dishman Carbogen Amcis Ltd. (b)	55,087	155,580
Dodla Dairy Ltd. (b)	22,955	221,052
Dreamfolks Services Ltd.	19,469	113,998
Dwarikesh Sugar Industries Ltd. (b)	106,140	88,447
Dynamatic Technologies Ltd.	999	89,322
Easy Trip Planners Ltd.	416,264	213,616
eClerx Services Ltd.	16,641	472,339
Edelweiss Financial Services Ltd.	420,715	320,571
EID Parry India Ltd.	75,379	493,202
EIH Ltd.	151,416	816,061
Elecon Engineering Co. Ltd.	38,405	436,878
Electronics Mart India Ltd. (b)	86,127	197,807
Electrosteel Castings Ltd.	239,890	512,555
Elgi Equipments Ltd.	182,473	1,316,435
eMudhra Ltd.	24,093	218,650
Engineers India Ltd.	178,190	431,468
Epigral Ltd.	5,090	67,007
EPL Ltd.	94,229	202,575
Equitas Small Finance Bank Ltd. (d)	465,108	516,121
Eris Lifesciences Ltd. (b) (d)	17,777	179,758
ESAB India Ltd.	4,952	311,839
Ethos Ltd. (b)	8,310	257,807
Eureka Forbes Ltd. (b)	39,877	218,480

See accompanying notes to financial statements.
155

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Eveready Industries India Ltd. (b)	33,874	$ 135,736
FDC Ltd. (b)	47,403	241,498
FIEM Industries Ltd.	11,142	151,328
Fine Organic Industries Ltd.	5,313	257,033
Fineotex Chemical Ltd.	28,527	125,854
Finolex Cables Ltd.	61,585	739,146
Finolex Industries Ltd.	221,732	655,206
Firstsource Solutions Ltd.	226,891	537,694
Force Motors Ltd.	1,217	105,701
Fusion Micro Finance Ltd. (b)	38,451	213,572
G R Infraprojects Ltd. (b)	15,301	240,002
Gabriel India Ltd.	79,651	318,833
Galaxy Surfactants Ltd.	7,454	202,990
Ganesh Housing Corp. Ltd.	5,286	46,936
Garden Reach Shipbuilders & Engineers Ltd.	24,299	222,792
Garware Hi-Tech Films Ltd.	4,040	84,593
Garware Technical Fibres Ltd.	6,585	262,535
Gateway Distriparks Ltd.	255,139	306,678
GE T&D India Ltd. (b)	65,944	670,687
Genus Power Infrastructures Ltd.	80,360	221,899
GHCL Ltd.	60,142	319,630
Glenmark Life Sciences Ltd.	11,557	107,620
Globus Spirits Ltd.	9,535	76,083
GMM Pfaudler Ltd.	24,669	365,558
Go Fashion India Ltd. (b)	23,480	339,296
Godawari Power & Ispat Ltd.	29,326	266,282
Godfrey Phillips India Ltd.	14,209	526,296
Godrej Agrovet Ltd. (d)	26,735	156,110
Godrej Industries Ltd. (b)	41,368	388,099
Gokaldas Exports Ltd.	45,867	388,208
Granules India Ltd.	142,488	734,885
Graphite India Ltd.	52,781	381,955
Gravita India Ltd.	15,798	189,182
Great Eastern Shipping Co. Ltd.	91,686	1,100,694
Greaves Cotton Ltd.	96,704	146,791
Greenlam Industries Ltd.	51,963	314,977
Greenpanel Industries Ltd.	43,024	162,367
Greenply Industries Ltd.	63,139	175,028
Gujarat Alkalies & Chemicals Ltd.	15,968	128,937
Gujarat Ambuja Exports Ltd.	150,022	287,534
Gujarat Mineral Development Corp. Ltd.	58,759	242,321
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	59,378	445,037
Gujarat Pipavav Port Ltd.	232,353	592,148
Gujarat State Fertilizers & Chemicals Ltd.	215,264	504,978
Gujarat State Petronet Ltd.	227,398	972,002
Happiest Minds Technologies Ltd.	46,849	418,146
Harsha Engineers Ltd. (d)	32,382	155,732
Hathway Cable & Datacom Ltd. (b)	505,652	118,831
Security Description	Shares	Value
HBL Power Systems Ltd.	90,585	$ 493,098
HealthCare Global Enterprises Ltd. (b)	45,955	186,156
HEG Ltd.	13,274	293,491
HeidelbergCement India Ltd.	58,862	138,646
Hemisphere Properties India Ltd. (b)	78,471	188,127
Heritage Foods Ltd.	21,997	89,106
Hester Biosciences Ltd.	3,386	56,612
HFCL Ltd.	667,177	734,353
HG Infra Engineering Ltd.	13,861	151,054
Hikal Ltd.	15,042	47,803
HIL Ltd.	221	6,902
Himadri Speciality Chemical Ltd.	172,768	626,213
Hinduja Global Solutions Ltd.	12,506	110,751
Hindustan Construction Co. Ltd. (b)	855,068	323,973
Hindustan Copper Ltd.	241,504	805,134
Hindustan Foods Ltd. (b)	23,599	133,695
Hindustan Oil Exploration Co. Ltd. (b)	79,041	168,407
Hindware Home Innovation Ltd.	22,799	102,975
Hle Glascoat Ltd.	21,043	103,017
Home First Finance Co. India Ltd. (d)	23,455	252,485
Honasa Consumer Ltd. (b)	40,875	197,214
Housing & Urban Development Corp. Ltd.	300,203	673,997
ICRA Ltd.	2,254	147,130
IFB Industries Ltd. (b)	6,504	117,439
IFCI Ltd. (b)	679,016	322,808
IIFL Securities Ltd.	87,039	128,206
India Cements Ltd. (b)	175,748	447,575
India Glycols Ltd.	10,771	97,769
India Pesticides Ltd.	21,816	53,152
Indiabulls Housing Finance Ltd.	313,487	632,593
Indiabulls Housing Finance Ltd. (b)	156,743	158,712
Indiabulls Real Estate Ltd. (b)	381,896	530,929
Indian Energy Exchange Ltd. (d)	327,684	527,854
Indigo Paints Ltd.	1,602	24,137
Indo Count Industries Ltd.	61,907	262,837
Indoco Remedies Ltd.	24,071	94,852
Infibeam Avenues Ltd.	1,047,860	428,429
Ingersoll Rand India Ltd.	8,480	374,202
Inox Green Energy Services Ltd. (b)	168,480	239,481
Inox Wind Ltd. (b)	79,913	499,777
Intellect Design Arena Ltd.	78,326	1,030,041
IOL Chemicals & Pharmaceuticals Ltd.	12,547	54,376
ION Exchange India Ltd.	56,692	344,390
IRB Infrastructure Developers Ltd.	1,095,294	768,915
IRCON International Ltd. (d)	281,887	742,382
ISGEC Heavy Engineering Ltd.	21,367	230,034
ITD Cementation India Ltd.	125,421	502,270

See accompanying notes to financial statements.
156

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
J Kumar Infraprojects Ltd.	59,582	$ 450,816
Jai Corp. Ltd.	54,134	183,589
Jain Irrigation Systems Ltd. (b)	334,268	195,986
Jaiprakash Associates Ltd. (b)	1,028,518	221,359
Jaiprakash Power Ventures Ltd. (b)	3,886,870	710,707
Jammu & Kashmir Bank Ltd.	248,792	400,322
Jamna Auto Industries Ltd.	182,722	289,739
JBM Auto Ltd.	15,312	331,227
Jindal Poly Films Ltd.	6,917	37,615
Jindal Saw Ltd.	124,773	647,334
Jindal Worldwide Ltd.	25,736	96,461
JK Lakshmi Cement Ltd.	46,607	489,359
JK Paper Ltd.	60,583	234,225
JK Tyre & Industries Ltd.	86,821	449,759
JM Financial Ltd.	228,416	204,582
Johnson Controls-Hitachi Air Conditioning India Ltd. (b)	6,999	80,066
JTEKT India Ltd.	77,065	161,841
JTL Industries Ltd.	49,963	109,778
Jubilant Ingrevia Ltd.	55,459	301,026
Jubilant Pharmova Ltd.	59,756	408,320
Jupiter Wagons Ltd.	86,082	386,170
Just Dial Ltd. (b)	15,297	147,307
Jyothy Labs Ltd.	105,710	557,623
Kalpataru Projects International Ltd.	61,519	789,138
Karnataka Bank Ltd.	85,443	230,607
Karur Vysya Bank Ltd.	258,268	565,757
Kaynes Technology India Ltd. (b)	16,843	579,986
KCP Ltd.	56,693	118,141
KDDL Ltd.	5,629	165,507
KEC International Ltd.	97,586	812,315
Kennametal India Ltd.	1,843	52,574
Kesoram Industries Ltd. (b)	133,473	273,900
Kfin Technologies Ltd. (b)	48,781	358,916
Kiri Industries Ltd. (b)	20,194	73,389
Kirloskar Brothers Ltd.	17,056	223,940
Kirloskar Ferrous Industries Ltd.	35,499	231,822
Kirloskar Oil Engines Ltd.	67,653	697,154
Kirloskar Pneumatic Co. Ltd.	17,143	145,536
Klass Pack Ltd. (b)	14,979	17,182
KNR Constructions Ltd.	98,595	291,166
Kolte-Patil Developers Ltd.	25,698	142,706
KPI Green Energy Ltd. (d)	19,801	361,583
KRBL Ltd.	36,095	120,032
Krishna Institute of Medical Sciences Ltd. (b) (d)	31,642	781,257
Krsnaa Diagnostics Ltd.	8,621	63,529
KSB Ltd.	8,275	382,573
LA Opala RG Ltd.	45,588	162,805
Lakshmi Machine Works Ltd.	4,995	909,871
Latent View Analytics Ltd. (b)	36,211	220,451
Laxmi Organic Industries Ltd.	28,354	79,960
Lemon Tree Hotels Ltd. (b) (d)	367,663	575,503
Security Description	Shares	Value
LG Balakrishnan & Bros Ltd.	21,642	$ 329,784
Lloyds Engineering Works Ltd.	353,254	207,753
LT Foods Ltd.	141,642	318,685
Lumax Auto Technologies Ltd.	33,822	195,951
LUX Industries Ltd.	3,220	41,478
Magellanic Cloud Ltd.	30,464	173,939
Mahanagar Gas Ltd.	42,618	697,018
Maharashtra Scooters Ltd.	2,642	227,140
Maharashtra Seamless Ltd.	30,894	313,431
Mahindra Holidays & Resorts India Ltd. (b)	73,038	343,505
Mahindra Lifespace Developers Ltd.	62,598	440,500
Mahindra Logistics Ltd. (d)	17,085	83,753
Maithan Alloys Ltd.	7,623	89,609
Man Infraconstruction Ltd.	72,269	177,071
Manali Petrochemicals Ltd.	82,824	55,810
Manappuram Finance Ltd.	380,980	790,944
Mangalore Refinery & Petrochemicals Ltd.	202,470	530,557
Marksans Pharma Ltd.	202,367	368,569
MAS Financial Services Ltd. (d)	36,180	123,351
Mastek Ltd.	10,321	314,694
Mayur Uniquoters Ltd.	11,754	64,222
Medplus Health Services Ltd. (b)	29,544	243,660
Meghmani Organics Ltd.	48,869	46,465
Metropolis Healthcare Ltd. (d)	15,025	310,507
Minda Corp. Ltd.	106,158	531,665
Mishra Dhatu Nigam Ltd. (d)	56,763	268,323
MM Forgings Ltd.	7,716	80,914
MOIL Ltd.	66,707	222,790
Mold-Tek Packaging Ltd.	19,407	182,104
Morepen Laboratories Ltd. (b)	226,118	114,005
Motilal Oswal Financial Services Ltd.	22,347	446,592
Mrs Bectors Food Specialities Ltd.	25,120	335,737
MSTC Ltd.	28,661	285,811
MTAR Technologies Ltd. (b)	15,715	317,258
Multi Commodity Exchange of India Ltd.	19,395	778,939
Natco Pharma Ltd.	83,663	955,024
National Aluminium Co. Ltd.	725,439	1,326,887
National Fertilizers Ltd.	40,650	42,696
Nava Ltd.	81,297	473,390
Navneet Education Ltd.	97,431	160,920
Nazara Technologies Ltd. (b)	26,835	216,041
NBCC India Ltd.	425,122	606,061
NCC Ltd.	408,214	1,137,238
NELCO Ltd.	15,777	131,310
Neogen Chemicals Ltd.	7,036	100,914
NESCO Ltd.	24,350	242,544
Network18 Media & Investments Ltd. (b)	240,034	248,085
Neuland Laboratories Ltd.	5,776	437,837

See accompanying notes to financial statements.
157

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Newgen Software Technologies Ltd.	38,498	$ 367,059
NIIT Learning Systems Ltd.	60,137	365,354
NIIT Ltd.	60,137	76,142
Nilkamal Ltd.	2,919	59,699
NMDC Steel Ltd. (b)	1,070,141	701,858
NOCIL Ltd.	84,224	252,563
NRB Bearings Ltd.	51,314	164,920
Nuvama Wealth Management Ltd. (b)	4,695	262,985
Nuvoco Vistas Corp. Ltd. (b)	76,910	282,364
Olectra Greentech Ltd.	36,223	820,227
Orient Cement Ltd.	87,985	206,558
Orient Electric Ltd.	94,240	218,192
Orissa Minerals Development Co. Ltd. (b)	3,098	219,645
Paisalo Digital Ltd.	464,290	337,352
Paradeep Phosphates Ltd. (d)	434,255	345,727
Parag Milk Foods Ltd. (b) (d)	65,658	163,668
Paras Defence & Space Technologies Ltd. (b)	20,802	152,593
Patel Engineering Ltd. (b)	333,612	227,601
Paushak Ltd.	738	45,115
PCBL Ltd.	122,183	392,175
PDS Ltd.	13,502	76,639
PG Electroplast Ltd. (b)	7,910	157,626
Piramal Pharma Ltd. (b)	529,536	818,407
PNC Infratech Ltd.	86,960	454,962
Poly Medicure Ltd.	36,030	686,537
Polyplex Corp. Ltd.	10,969	100,704
Power Mech Projects Ltd.	4,176	250,878
Praj Industries Ltd.	92,093	588,483
Prakash Industries Ltd. (b)	99,923	199,181
Pricol Ltd. (b)	49,501	231,116
Prince Pipes & Fittings Ltd. (b)	31,189	205,396
Prism Johnson Ltd. (b)	93,069	199,300
Privi Speciality Chemicals Ltd. (b)	3,704	44,018
Procter & Gamble Health Ltd.	6,130	346,173
Protean eGov Technologies Ltd. (b)	7,631	92,036
PTC India Ltd.	253,747	565,741
Punjab Chemicals & Crop Protection Ltd.	5,100	60,715
PVR Inox Ltd. (b)	60,829	967,291
Quess Corp. Ltd. (d)	27,237	169,949
Railtel Corp. of India Ltd.	89,028	388,285
Rain Industries Ltd.	134,452	242,941
Rainbow Children's Medicare Ltd.	40,623	632,000
Rajesh Exports Ltd. (b)	110,502	349,184
Rajnish Wellness Ltd. (b)	416,667	32,423
Rajratan Global Wire Ltd.	10,038	69,915
Rallis India Ltd.	76,430	229,558
Ramco Industries Ltd.	22,730	54,779
Ramkrishna Forgings Ltd.	61,358	508,543
Security Description	Shares	Value
Rashtriya Chemicals & Fertilizers Ltd.	131,145	$ 201,665
Rategain Travel Technologies Ltd. (b)	22,042	189,466
RattanIndia Enterprises Ltd. (b)	247,546	205,392
RattanIndia Power Ltd. (b)	1,511,343	149,499
Raymond Ltd.	33,616	728,849
RBL Bank Ltd. (d)	357,633	1,030,415
Redington Ltd.	492,488	1,230,888
Redtape Ltd. (b)	42,365	334,211
Reliance Industrial Infrastructure Ltd.	3,245	49,625
Reliance Infrastructure Ltd. (b)	211,200	686,126
Reliance Power Ltd. (b)	2,358,725	798,945
Religare Enterprises Ltd. (b)	72,338	181,490
Repco Home Finance Ltd.	39,052	187,622
Responsive Industries Ltd.	105,613	351,653
Restaurant Brands Asia Ltd. (b)	228,803	277,765
Rhi Magnesita India Ltd.	62,884	416,688
RITES Ltd.	71,931	572,498
Rolex Rings Ltd. (b)	10,746	225,286
Rossari Biotech Ltd.	638	5,178
Route Mobile Ltd.	21,782	418,455
RPSG Ventures Ltd. (b)	11,401	85,115
Rupa & Co. Ltd.	641	1,835
Safari Industries India Ltd.	22,006	455,344
Saksoft Ltd.	28,843	88,550
Sandur Manganese & Iron Ores Ltd.	38,370	165,345
Sanghvi Movers Ltd.	16,075	260,604
Sanofi India Ltd.	9,592	933,174
Sansera Engineering Ltd. (d)	8,654	105,666
Sapphire Foods India Ltd. (b)	30,993	583,034
Saregama India Ltd.	63,291	263,591
Sasken Technologies Ltd.	8,297	152,167
Satin Creditcare Network Ltd. (b)	53,232	134,129
Schneider Electric Infrastructure Ltd. (b)	66,823	593,737
Sequent Scientific Ltd. (b)	74,938	103,778
Shanthi Gears Ltd.	7,704	51,178
Sharda Cropchem Ltd.	31,733	122,191
Share India Securities Ltd.	4,835	93,071
Sheela Foam Ltd. (b)	21,549	243,827
Shilpa Medicare Ltd. (b)	25,654	141,662
Shipping Corp. of India Ltd.	129,515	324,244
Shivalik Bimetal Controls Ltd.	22,087	137,536
Shoppers Stop Ltd. (b)	46,309	419,212
Shree Renuka Sugars Ltd. (b)	689,234	328,079
Shyam Metalics & Energy Ltd.	7,358	52,171
SIS Ltd. (b)	31,535	154,740
Siyaram Silk Mills Ltd.	6,157	32,401
SJS Enterprises Ltd. (b)	20,228	148,104
Sobha Ltd.	27,454	476,892
Solara Active Pharma Sciences Ltd. (b)	452	2,010

See accompanying notes to financial statements.
158

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SOM Distilleries & Breweries Ltd. (b)	39,493	$ 124,418
Somany Ceramics Ltd.	14,755	102,141
Sonata Software Ltd.	169,240	1,465,790
South Indian Bank Ltd.	603,388	197,144
South Indian Bank Ltd. (b)	150,847	49,286
Spandana Sphoorty Financial Ltd. (b)	26,718	269,270
SpiceJet Ltd. (b)	138,112	99,375
Star Cement Ltd. (b)	146,943	400,910
Steel Strips Wheels Ltd.	44,092	116,782
Sterling & Wilson Renewable (b)	54,832	344,005
Sterlite Technologies Ltd.	113,837	151,232
Stove Kraft Ltd. (b)	392	1,972
Strides Pharma Science Ltd.	50,646	476,507
Stylam Industries Ltd.	6,779	126,968
Subex Ltd. (b)	396,217	142,757
Sudarshan Chemical Industries Ltd.	29,016	212,221
Sula Vineyards Ltd.	41,787	276,267
Sun Pharma Advanced Research Co. Ltd. (b)	78,754	347,773
Sundaram Clayton Ltd. (b)	3,570	86
Sundaram-Clayton Ltd. (b)	3,561	59,935
Sunteck Realty Ltd. (b)	43,132	201,432
Suprajit Engineering Ltd.	56,001	276,740
Supreme Petrochem Ltd.	52,370	392,104
Supriya Lifescience Ltd.	36,732	146,637
Surya Roshni Ltd.	29,692	180,924
Suryoday Small Finance Bank Ltd. (b)	60,321	116,371
Suven Pharmaceuticals Ltd. (b)	82,680	671,234
Swan Energy Ltd.	49,186	395,098
Swaraj Engines Ltd.	6,575	179,987
Symphony Ltd.	12,683	128,887
Syrma SGS Technology Ltd.	49,211	274,606
Tamil Nadu Newsprint & Papers Ltd.	22,318	66,002
Tamilnad Mercantile Bank Ltd.	133,161	775,312
Tanla Platforms Ltd.	52,240	513,427
Tarsons Products Ltd. (b)	60	283
Tasty Bite Eatables Ltd.	431	63,888
Tata Investment Corp. Ltd.	13,680	1,024,157
Tata Teleservices Maharashtra Ltd. (b)	430,783	382,218
Tatva Chintan Pharma Chem Pvt Ltd.	1,739	22,490
TCI Express Ltd.	10,032	123,165
TCNS Clothing Co. Ltd. (b) (d)	3,052	12,517
TD Power Systems Ltd.	55,868	198,747
TeamLease Services Ltd. (b)	8,018	263,471
Techno Electric & Engineering Co. Ltd.	28,633	264,950
Technocraft Industries India Ltd. (b)	4,756	112,743
Tega Industries Ltd.	14,678	218,421
Tejas Networks Ltd. (b) (d)	58,824	462,961
Security Description	Shares	Value
Texmaco Rail & Engineering Ltd.	106,894	$ 211,218
Thirumalai Chemicals Ltd.	43,118	120,949
Thomas Cook India Ltd.	67,226	133,803
Thyrocare Technologies Ltd. (d)	7,851	55,534
Tilaknagar Industries Ltd.	54,787	138,277
Time Technoplast Ltd.	154,803	463,374
Tips Industries Ltd.	32,919	181,819
Titagarh Rail System Ltd.	48,935	539,208
Transport Corp. of India Ltd.	20,599	200,451
Triveni Engineering & Industries Ltd.	64,091	239,066
Triveni Turbine Ltd.	95,415	614,001
TTK Prestige Ltd.	35,420	285,093
TV18 Broadcast Ltd. (b)	304,094	169,179
TVS Holdings Ltd. (b)	3,561	348,611
TVS Srichakra Ltd.	2,251	105,470
Uflex Ltd.	38,498	186,576
Ujjivan Financial Services Ltd.	23,364	133,457
Ujjivan Small Finance Bank Ltd. (d)	420,427	223,314
Unichem Laboratories Ltd. (b)	15,245	89,941
Usha Martin Ltd.	122,272	466,570
UTI Asset Management Co. Ltd.	57,374	559,277
VA Tech Wabag Ltd. (b)	35,156	321,811
Vaibhav Global Ltd.	27,126	118,486
Vakrangee Ltd.	16,510	3,929
Valiant Organics Ltd. (b) (d)	325	1,484
Vardhman Textiles Ltd.	75,291	399,283
Varroc Engineering Ltd. (b) (d)	45,966	277,689
Venky's India Ltd.	3,795	70,039
Vesuvius India Ltd.	8,694	345,759
V-Guard Industries Ltd.	127,167	505,222
Vijaya Diagnostic Centre Pvt Ltd.	31,771	242,504
Vindhya Telelinks Ltd.	6,350	169,423
VIP Industries Ltd.	54,334	342,346
V-Mart Retail Ltd. (b)	5,768	148,964
Voltamp Transformers Ltd.	6,688	775,508
VRL Logistics Ltd.	24,452	161,352
VST Industries Ltd.	1,676	71,740
VST Tillers Tractors Ltd.	3,459	134,368
Welspun Corp. Ltd.	93,339	576,804
Welspun Enterprises Ltd.	48,695	177,550
Welspun Living Ltd.	228,801	377,483
West Coast Paper Mills Ltd.	44,035	312,090
Westlife Foodworld Ltd.	62,771	605,451
Wheels India Ltd.	1,319	9,457
Wockhardt Ltd. (b)	33,685	236,555
Wonderla Holidays Ltd.	17,092	203,643
Zen Technologies Ltd.	23,938	274,532
Zensar Technologies Ltd.	105,850	770,055
Zydus Wellnes Ltd.	10,426	184,462
		167,818,789
INDONESIA — 2.2%
ABM Investama Tbk. PT	580,200	139,424

See accompanying notes to financial statements.
159

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Ace Hardware Indonesia Tbk. PT	4,080,514	$ 226,481
Adi Sarana Armada Tbk. PT (b)	425,875	20,817
AKR Corporindo Tbk. PT	7,600,900	824,569
Arwana Citramulia Tbk. PT (b)	2,015,700	88,993
Astra Agro Lestari Tbk. PT	392,022	170,606
Astra Otoparts Tbk. PT	843,200	118,596
Bank Aladin Syariah Tbk. PT (b)	5,024,000	340,637
Bank BTPN Syariah Tbk. PT	2,121,924	181,344
Bank Danamon Indonesia Tbk. PT	2,851,088	535,871
Bank Neo Commerce Tbk. PT (b)	1,338,127	23,463
Bank OCBC Nisp Tbk. PT	4,160,300	359,484
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	2,205,700	168,332
Bank Pembangunan Daerah Jawa Timur Tbk. PT	7,134,900	270,006
Bank Raya Indonesia Tbk. PT (b)	435,700	7,969
Bank Tabungan Negara Persero Tbk. PT	8,944,799	877,273
BFI Finance Indonesia Tbk. PT	8,021,395	677,936
Bintang Oto Global Tbk. PT (b)	3,479,763	244,714
Bukalapak.com Tbk. PT (b)	39,139,500	375,226
Bumi Resources Minerals Tbk. PT (b)	67,819,500	641,623
Bumi Serpong Damai Tbk. PT (b)	9,937,000	617,341
Bumitama Agri Ltd.	866,400	439,748
Cemindo Gemilang PT (b)	3,013,600	199,576
Cikarang Listrindo Tbk. PT (d)	497,500	21,494
Ciputra Development Tbk. PT	9,805,299	803,967
Dharma Satya Nusantara Tbk. PT	4,746,900	194,606
Erajaya Swasembada Tbk. PT	7,670,600	208,033
Global Mediacom Tbk. PT (b)	8,218,300	128,549
Harum Energy Tbk. PT (b)	2,677,870	228,012
Impack Pratama Industri Tbk. PT	6,988,400	169,255
Indika Energy Tbk. PT	1,272,300	119,968
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	7,588,265	296,734
Inti Agri Resources Tbk. PT (b) (e)	258,200	—
Japfa Comfeed Indonesia Tbk. PT	5,238,847	393,203
Jasa Marga Persero Tbk. PT	2,480,014	868,122
M Cash Integrasi PT (b)	304,216	29,932
Map Aktif Adiperkasa PT	5,364,900	353,600
Matahari Department Store Tbk. PT	598,900	66,481
Medco Energi Internasional Tbk. PT	7,136,192	643,630
Media Nusantara Citra Tbk. PT	2,070,600	44,141
Medikaloka Hermina Tbk. PT	8,166,853	605,238
Security Description	Shares	Value
Metrodata Electronics Tbk. PT	7,337,145	$ 275,345
Midi Utama Indonesia Tbk. PT	4,120,500	109,672
Mitra Pinasthika Mustika Tbk. PT	1,846,400	120,531
Pabrik Kertas Tjiwi Kimia Tbk. PT	1,534,685	689,665
Pacific Strategic Financial Tbk. PT (b)	7,936,800	550,645
Pakuwon Jati Tbk. PT	16,927,500	452,681
Panin Financial Tbk. PT (b)	9,048,700	162,083
Pantai Indah Kapuk Dua Tbk. PT (b)	1,346,000	473,286
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	3,395,923	191,697
Petrindo Jaya Kreasi Tbk. PT (b)	1,351,700	422,859
PP Persero Tbk. PT (b)	793,500	24,123
Prima Andalan Mandiri Tbk. PT	28,700	10,499
Prodia Widyahusada Tbk. PT	519,936	127,893
Rimo International Lestari Tbk. PT (b) (e)	100,200	—
Samudera Indonesia Tbk. PT	2,051,600	39,596
Saratoga Investama Sedaya Tbk. PT	2,179,600	198,645
Sawit Sumbermas Sarana Tbk. PT	3,103,700	203,585
Selamat Sempurna Tbk. PT	1,937,400	240,724
Siloam International Hospitals Tbk. PT	2,039,900	308,783
Sumber Tani Agung Resources Tbk. PT	1,625,000	81,993
Summarecon Agung Tbk. PT	8,056,615	269,316
Surya Esa Perkasa Tbk. PT (b)	7,414,100	315,643
Timah Tbk. PT	1,430,912	74,907
Trada Alam Minera Tbk. PT (b) (e)	6,757,200	—
Triputra Agro Persada PT	2,869,800	105,887
Ultrajaya Milk Industry & Trading Co. Tbk. PT	696,200	86,723
Wijaya Karya Persero Tbk. PT (b)	465,700	7,049
XL Axiata Tbk. PT	4,138,932	589,971
		18,858,795
KUWAIT — 1.3%
A'ayan Leasing & Investment Co. KSCP	214,981	127,199
Acico Industries Co. KSC (b)	68,381	17,673
Al Ahli Bank of Kuwait KSCP	786,337	649,316
Al Mazaya Holding Co. KSCP (b)	487,850	127,672
ALAFCO Aviation Lease & Finance Co. KSCP (b)	317,515	219,866
Ali Alghanim Sons Automotive Co. KSCC	124,878	472,961
Alimtiaz Investment Group KSC (b)	537,947	82,721
Arabi Group Holding KSC (b)	183,847	301,232

See accompanying notes to financial statements.
160

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Arzan Financial Group for Financing & Investment KPSC	512,876	$ 325,133
Boubyan Petrochemicals Co. KSCP	305,555	613,891
Boursa Kuwait Securities Co. KPSC	82,890	565,625
Combined Group Contracting Co. SAK	24,194	34,529
Commercial Real Estate Co. KSC	1,136,649	469,293
Gulf Cables & Electrical Industries Group Co. KSCP	112,891	491,788
Heavy Engineering & Ship Building Co. KSCP Class B	105,946	270,031
Humansoft Holding Co. KSC	74,937	811,980
Integrated Holding Co. KCSC	181,443	313,219
Jazeera Airways Co. KSCP	94,411	362,175
Kuwait International Bank KSCP	959,182	530,107
Kuwait Real Estate Co. KSC	400,600	293,027
Kuwait Telecommunications Co.	142,627	275,424
Mezzan Holding Co. KSCC	115,568	247,216
National Industries Group Holding SAK	1,735,766	1,241,445
National Investments Co. KSCP	463,773	399,544
National Real Estate Co. KPSC (b)	746,595	235,435
Salhia Real Estate Co. KSCP	307,134	468,290
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	354,266	194,639
Warba Bank KSCP	1,677,735	1,014,495
		11,155,926
MALAYSIA — 4.0%
Aeon Co. M Bhd.	388,200	90,222
AEON Credit Service M Bhd.	117,000	151,287
AFFIN Bank Bhd.	665,907	346,108
Alliance Bank Malaysia Bhd.	867,300	674,343
Ancom Nylex Bhd.	342,895	72,448
Astro Malaysia Holdings Bhd.	463,791	29,887
Axis Real Estate Investment Trust	1,295,019	497,979
Bank Islam Malaysia Bhd.	1,074,018	583,187
Berjaya Corp. Bhd. (b)	2,353,459	149,173
Berjaya Food Bhd.	776,791	96,832
Bermaz Auto Bhd.	711,000	359,030
British American Tobacco Malaysia Bhd.	61,136	104,498
Bumi Armada Bhd. (b)	3,726,700	448,810
Bursa Malaysia Bhd.	490,747	773,499
Cahya Mata Sarawak Bhd.	488,100	95,392
Capital A Bhd. (b)	1,523,800	228,586
Carlsberg Brewery Malaysia Bhd. Class B	116,400	452,024
Chin Hin Group Bhd. (b)	600,600	553,268
CTOS Digital Bhd.	2,005,600	567,823
D&O Green Technologies Bhd.	406,424	268,774
Security Description	Shares	Value
Dagang NeXchange Bhd. (b)	2,005,018	$ 146,151
Datasonic Group Bhd.	1,314,500	122,202
Dayang Enterprise Holdings Bhd.	608,500	314,985
DRB-Hicom Bhd.	478,300	147,542
Dufu Technology Corp. Bhd.	128,477	49,675
Duopharma Biotech Bhd.	294,391	74,640
Eco World Development Group Bhd.	879,500	282,451
Eco World International Bhd.	964,400	77,429
Ekovest Bhd. (b)	2,205,500	228,332
Farm Fresh Bhd.	988,000	294,333
FGV Holdings Bhd.	599,100	174,679
Formosa Prosonic Industries Bhd.	89,000	58,293
Fraser & Neave Holdings Bhd.	107,100	665,274
Frontken Corp. Bhd.	835,415	683,088
Gas Malaysia Bhd.	280,300	204,318
Genetec Technology Bhd. (b)	350,488	150,326
Genting Plantations Bhd.	263,547	342,450
Globetronics Technology Bhd.	408,400	127,706
Greatech Technology Bhd. (b)	314,300	312,109
HAP Seng Consolidated Bhd.	622,500	586,594
Hap Seng Plantations Holdings Bhd.	156,800	60,958
Hartalega Holdings Bhd. (b)	1,504,200	873,981
Heineken Malaysia Bhd.	128,300	629,437
Hengyuan Refining Co. Bhd. (b)	136,500	92,577
Hextar Global Bhd.	1,977,456	371,844
Hextar Industries Bhd.	625,000	49,519
Hiap Teck Venture Bhd.	1,297,744	102,821
Hibiscus Petroleum Bhd.	449,360	241,152
Hong Leong Capital Bhd.	93,711	81,178
IGB Real Estate Investment Trust	1,310,400	481,744
IJM Corp. Bhd.	2,216,185	1,133,143
IOI Properties Group Bhd.	1,244,700	591,712
ITMAX SYSTEM Bhd.	262,300	127,465
JAKS Resources Bhd. (b)	160,787	5,096
JF Technology Bhd.	346,041	66,167
Kelington Group Bhd.	439,842	249,984
KNM Group Bhd. (b)	4,687,400	84,181
Kossan Rubber Industries Bhd.	698,804	289,384
KPJ Healthcare Bhd.	2,058,864	826,504
Leong Hup International Bhd.	1,460,900	177,481
Lotte Chemical Titan Holding Bhd. (b) (d)	248,731	59,384
Magnum Bhd.	153,990	37,090
Mah Sing Group Bhd.	1,388,500	363,774
Malakoff Corp. Bhd.	1,000,700	135,315
Malayan Cement Bhd.	214,200	224,473
Malayan Flour Mills Bhd.	922,019	128,572
Malaysia Building Society Bhd. (b)	3,104,007	521,379
Malaysia Smelting Corp. Bhd.	160,200	77,172
Malaysian Pacific Industries Bhd.	70,300	450,051

See accompanying notes to financial statements.
161

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Malaysian Resources Corp. Bhd.	2,469,500	$ 344,363
Matrix Concepts Holdings Bhd.	767,550	291,906
MBM Resources Bhd.	138,900	136,171
Mega First Corp. Bhd.	493,619	452,632
Mi Technovation Bhd.	22,485	8,694
My EG Services Bhd.	3,658,058	610,578
Nationgate Holdings Bhd.	1,125,000	363,670
OSK Holdings Bhd.	630,500	195,824
Padini Holdings Bhd.	547,100	393,015
Pavilion Real Estate Investment Trust	985,400	266,493
Pentamaster Corp. Bhd.	443,859	416,382
Pertama Digital Bhd. (b)	173,600	92,797
PIE Industrial Bhd.	188,279	139,230
PMB Technology Bhd. (b)	581,300	321,784
RCE Capital Bhd.	150,500	82,357
Sam Engineering & Equipment M Bhd.	137,800	146,738
Scientex Bhd.	717,664	626,231
SFP Tech Holdings Bhd.	670,400	100,567
Sime Darby Property Bhd.	2,538,900	493,511
SKP Resources Bhd.	616,615	117,252
SP Setia Bhd. Group	1,964,409	589,364
Sports Toto Bhd.	408,572	119,991
Sunway Bhd.	1,578,014	1,166,924
Sunway Real Estate Investment Trust	1,980,400	631,820
Supermax Corp. Bhd.	677,793	116,713
Syarikat Takaful Malaysia Keluarga Bhd.	383,814	292,746
Ta Ann Holdings Bhd.	300,211	253,717
Top Glove Corp. Bhd. (b)	4,143,700	700,393
TSH Resources Bhd.	789,372	188,462
Uchi Technologies Bhd.	226,600	184,804
UEM Sunrise Bhd.	997,300	254,962
Unisem M Bhd.	446,282	358,308
United Plantations Bhd.	157,700	816,322
UWC Bhd. (b)	221,827	136,386
Velesto Energy Bhd. (b)	4,281,000	262,305
ViTrox Corp. Bhd.	320,700	517,673
VS Industry Bhd.	2,397,200	422,916
WCE Holdings Bhd. (b)	960,000	202,831
WCT Holdings Bhd.	1,564,800	180,185
Widad Group Bhd. (b)	1,285,241	23,082
Yinson Holdings Bhd.	1,609,404	788,890
		33,928,274
MEXICO — 0.9%
Betterware de Mexico SAPI de CV	11,194	223,656
Bolsa Mexicana de Valores SAB de CV	446,414	994,254
Controladora Vuela Cia de Aviacion SAB de CV Class A (b) (c)	652,753	476,750
Security Description	Shares	Value
FIBRA Macquarie Mexico REIT (d)	587,330	$ 1,139,908
Genomma Lab Internacional SAB de CV Class B	731,177	694,149
Grupo Herdez SAB de CV (c)	97,292	262,111
Grupo Rotoplas SAB de CV (c)	117,707	213,366
Grupo Traxion SAB de CV (b) (c) (d)	206,276	383,221
La Comer SAB de CV (c)	336,723	789,656
Nemak SAB de CV (b) (c) (d)	2,590,015	512,651
TF Administradora Industrial S de Real de CV REIT	744,006	2,029,463
		7,719,185
MONACO — 0.1%
Costamare, Inc.	46,327	525,811
PHILIPPINES — 0.7%
Alliance Global Group, Inc.	3,153,583	569,962
AREIT, Inc.	529,500	331,556
Cebu Air, Inc. (b)	49,500	28,178
Century Pacific Food, Inc.	1,171,555	833,624
Converge Information & Communications Technology Solutions, Inc. (b)	1,107,100	196,153
D&L Industries, Inc.	2,776,552	306,228
First Gen Corp.	350,000	122,281
LT Group, Inc.	2,928,568	520,437
Manila Water Co., Inc.	895,800	360,933
Megaworld Corp.	7,095,000	242,327
MREIT, Inc.	730,900	169,024
Philcomsat Holdings Corp. (b)	36,115	899
Puregold Price Club, Inc.	721,600	344,016
Real Commercial REIT, Inc.	3,049,200	275,548
Robinsons Land Corp.	2,105,672	624,791
Robinsons Retail Holdings, Inc.	320,300	212,812
Security Bank Corp.	292,749	357,246
Synergy Grid & Development Phils, Inc.	190,800	25,422
Wilcon Depot, Inc. (b)	882,700	279,185
		5,800,622
POLAND — 1.8%
11 bit studios SA (b)	2,450	328,080
Alior Bank SA (b)	81,436	2,000,086
Asseco Poland SA	62,125	1,207,369
Atlas Lithium Corp. (b) (c)	6,251	106,392
Auto Partner SA	32,672	219,575
Bank Millennium SA (b)	534,831	1,384,103
Benefit Systems SA	1,655	1,174,509
CCC SA (b)	19,069	341,523
Celon Pharma SA	3,612	13,695
CI Games SA (b)	110,168	44,203
Datawalk SA (b)	670	8,871
Dom Development SA	3,979	175,015
Enea SA (b)	181,117	425,116
Eurocash SA	62,642	223,533
Grenevia SA (b)	239,776	183,992

See accompanying notes to financial statements.
162

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Grupa Azoty SA (b)	35,031	$ 195,898
Grupa Kety SA	7,785	1,483,694
Jastrzebska Spolka Weglowa SA (b)	42,973	400,338
KRUK SA	15,564	1,729,008
Lubelski Wegiel Bogdanka SA	7,239	60,994
Mo-BRUK SA	1,870	152,873
Neuca SA	1,312	293,475
PKP Cargo SA (b)	33,098	108,563
PlayWay SA	4,206	302,708
Stalprodukt SA	886	45,325
Tauron Polska Energia SA (b)	969,022	743,579
TEN Square Games SA	1,612	38,969
Text SA	13,900	313,711
Wirtualna Polska Holding SA	14,469	453,545
XTB SA (d)	45,188	619,844
Zespol Elektrowni Patnow Adamow Konin SA (b)	11,838	58,184
		14,836,770
QATAR — 0.4%
Al Khaleej Takaful Group QSC	224,321	154,024
Al Meera Consumer Goods Co. QSC	91,648	329,993
Baladna	714,444	228,402
Doha Bank QPSC	1,061,708	434,481
Gulf International Services QSC	1,091,725	805,676
Gulf Warehousing Co.	162,826	145,341
Lesha Bank LLC (b)	599,846	205,276
Mannai Corp. QSC (b)	26,034	29,759
Mazaya Real Estate Development QPSC	568,884	102,652
Medicare Group (b)	263,827	309,984
Qatari Investors Group QSC	502,618	227,773
Salam International Investment Ltd. QSC	612,839	105,871
United Development Co. QSC (b)	1,399,637	434,383
		3,513,615
RUSSIA — 0.0%
Globaltrans Investment PLC GDR (b) (e)	121,419	—
M.Video PJSC (b) (e)	61,705	—
Mosenergo PJSC (e)	8,150,848	—
OGK-2 PJSC (e)	21,527,092	—
		—
SAUDI ARABIA — 3.9%
Abdul Mohsen Al-Hokair Tourism & Development Co. (b)	138,222	113,880
Abdullah Saad Mohammed Abo Moati Stationaries Co.	4,083	32,877
Al Babtain Power & Telecommunication Co.	33,783	353,999
Al Gassim Investment Holding Co. (b)	3,847	18,648
Security Description	Shares	Value
Al Hassan Ghazi Ibrahim Shaker Co. (b)	14,945	$ 140,464
Al Jouf Agricultural Development Co.	8,658	126,044
Al Jouf Cement Co. (b)	41,523	125,327
Al Khaleej Training & Education Co. (b)	40,314	324,081
Al Maather REIT Fund	35,086	84,569
Al Masane Al Kobra Mining Co.	23,096	351,012
Al Moammar Information Systems Co.	10,177	398,343
Al Rajhi Co. for Co-operative Insurance (b)	36,472	1,075,537
Al Rajhi REIT	161,605	379,183
Al Yamamah Steel Industries Co. (b)	5,234	56,869
AlAbdullatif Industrial Investment Co. (b)	577	2,628
Alahli REIT Fund 1	53,745	121,806
Alamar Foods	10,475	261,421
Alandalus Property Co.	47,047	348,729
Alaseel Co.	114,880	147,639
Al-Etihad Cooperative Insurance Co. (b)	31,216	204,750
Alinma Retail REIT Fund	171,217	228,259
AlJazira Takaful Ta'awuni Co. (b)	8,468	42,718
Alkhabeer REIT	112,979	193,997
AlKhorayef Water & Power Technologies Co. (b)	5,382	332,922
Almunajem Foods Co.	11,551	338,168
AlSaif Stores For Development & Investment Co.	118,720	351,364
Alujain Corp. (b)	25,416	272,762
Amlak International Finance Co.	19,311	72,085
Anaam International Holding Group Co. (b)	239,900	69,082
Arab Sea Information Systems Co. (b)	31,980	66,168
Arabian Cement Co.	41,325	354,246
Arabian Shield Cooperative Insurance Co. (b)	15,634	90,540
Arriyadh Development Co.	66,037	422,580
Astra Industrial Group	25,776	1,304,435
Ataa Educational Co.	14,261	279,478
Ayyan Investment Co. (b)	20,122	118,033
Basic Chemical Industries Ltd.	9,214	83,775
Batic Investments & Logistic Co. (b)	211,250	136,309
Bawan Co.	27,261	344,533
Bonyan REIT	34,610	88,590
Buruj Cooperative Insurance Co. (b)	17,403	106,724
City Cement Co.	55,736	302,866
Derayah REIT	110,526	219,844
Eastern Province Cement Co.	37,290	351,474
Electrical Industries Co.	221,960	262,766

See accompanying notes to financial statements.
163

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Fawaz Abdulaziz Al Hokair & Co. (b)	15,192	$ 68,213
First Milling Co.	6,318	135,271
Fitaihi Holding Group	84,670	92,109
Gulf Insurance Group	13,071	134,526
Hail Cement Co.	32,429	97,879
Halwani Brothers Co. (b)	22,988	311,982
Herfy Food Services Co.	16,360	147,438
Jahez International Co. (b)	66,270	625,505
Jamjoom Pharmaceuticals Factory Co.	12,642	453,029
Jazan Development & Investment Co. (b)	35,899	166,358
L'Azurde Co. for Jewelry	14,413	64,946
Lumi Rental Co. (b)	7,032	191,620
Maharah Human Resources Co.	127,620	244,657
Malath Cooperative Insurance Co. (b)	14,796	74,010
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	32,590	208,548
Methanol Chemicals Co. (b)	21,540	95,797
Middle East Healthcare Co. (b)	33,915	994,707
Middle East Paper Co.	36,477	413,351
Musharaka Real Estate Income Fund REIT	100,862	149,794
Najran Cement Co.	51,520	141,215
Nama Chemicals Co. (b)	6,018	52,310
Naqi Water Co.	8,224	156,564
National Agriculture Development Co. (b)	196,850	1,553,596
National Co. for Glass Industries	32,427	363,999
National Co. for Learning & Education	18,490	686,257
National Gas & Industrialization Co.	28,443	660,548
National Gypsum (b)	2,218	15,761
National Medical Care Co.	17,765	885,763
National Metal Manufacturing & Casting Co. (b)	11,252	54,422
Nayifat Finance Co. (b)	22,394	85,265
Northern Region Cement Co.	50,091	133,425
Perfect Presentation For Commercial Services Co. (b)	30,981	274,249
Qassim Cement Co.	34,343	532,932
Retal Urban Development Co.	168,238	430,632
Riyad REIT Fund	162,353	342,411
Sadr Logistics Co. (b)	29,390	28,524
Saudi Advanced Industries Co.	31,909	359,035
Saudi Arabia Refineries Co.	3,932	91,734
Saudi Automotive Services Co.	25,635	552,275
Saudi Ceramic Co. (b)	27,215	247,079
Saudi Chemical Co. Holding	327,730	611,681
Saudi Co. For Hardware CJSC (b)	5,798	58,359
Saudi Fisheries Co. (b)	8,282	58,850
Saudi Ground Services Co. (b)	71,713	971,343
Security Description	Shares	Value
Saudi Marketing Co.	10,027	$ 73,655
Saudi Paper Manufacturing Co. (b)	12,494	255,177
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	27,605	274,909
Saudi Printing & Packaging Co. (b)	15,505	63,665
Saudi Public Transport Co. (b)	50,651	272,804
Saudi Real Estate Co. (b)	112,774	624,234
Saudi Reinsurance Co. (b)	23,132	156,351
Saudi Steel Pipe Co. (b)	12,209	223,314
Saudi Vitrified Clay Pipe Co. Ltd. (b)	7,844	102,586
Scientific & Medical Equipment House Co. (b)	3,604	53,716
Sedco Capital REIT Fund	86,693	204,337
Shams (b)	261,166	61,279
SHL Finance Co.	28,048	125,937
Sinad Holding Co. (b)	41,648	148,136
Southern Province Cement Co.	33,555	351,610
Sumou Real Estate Co.	10,753	179,766
Sustained Infrastructure Holding Co.	30,963	318,670
Tabuk Agriculture (b)	5,086	25,928
Tabuk Cement Co. (b)	34,748	121,370
Takween Advanced Industries Co. (b)	373	1,333
Tanmiah Food Co.	2,972	115,536
Theeb Rent A Car Co.	13,395	248,578
Umm Al-Qura Cement Co. (b)	29,533	117,801
United Electronics Co.	40,290	1,026,989
United International Transportation Co.	30,890	712,434
United Wire Factories Co.	8,719	77,182
Wafrah for Industry & Development (b)	7,040	92,728
Walaa Cooperative Insurance Co. (b)	24,500	191,401
Yamama Cement Co.	76,134	683,085
Yanbu Cement Co.	61,330	480,763
Zahrat Al Waha For Trading Co.	5,298	62,155
Zamil Industrial Investment Co. (b)	23,961	185,274
		32,752,196
SINGAPORE — 0.2%
Geo Energy Resources Ltd. (c)	753,000	192,490
Guan Chong Bhd.	345,810	182,659
Japfa Ltd.	590,700	115,987
Riverstone Holdings Ltd.	390,600	246,006
Silverlake Axis Ltd.	545,600	88,939
Yangzijiang Financial Holding Ltd.	2,251,500	533,847
		1,359,928
SOUTH AFRICA — 3.8%
Adcock Ingram Holdings Ltd.	59,698	173,392

See accompanying notes to financial statements.
164

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Advtech Ltd.	543,319	$ 814,566
AECI Ltd.	83,670	410,612
Afrimat Ltd.	114,480	349,614
Astral Foods Ltd. (b)	30,177	225,958
Attacq Ltd. REIT	336,841	189,800
AVI Ltd.	289,120	1,394,738
Barloworld Ltd.	131,821	424,779
Blue Label Telecoms Ltd. (b)	69,482	17,172
Burstone Group Limited REIT	178,133	70,835
City Lodge Hotels Ltd.	297,190	66,230
Coronation Fund Managers Ltd.	121,673	194,240
Curro Holdings Ltd.	486,114	282,382
DataTec Ltd.	182,260	364,688
Dis-Chem Pharmacies Ltd. (d)	309,072	530,782
DRDGOLD Ltd.	434,948	366,816
Emira Property Fund Ltd. REIT	113,132	51,857
Equites Property Fund Ltd. REIT (c)	365,688	246,415
Fairvest Ltd. Class B, REIT	1,239,210	240,823
Famous Brands Ltd.	34,438	97,224
Fortress Real Estate Investments Ltd. Class B (b)	807,629	668,750
Foschini Group Ltd. (c)	297,908	1,566,136
Grindrod Ltd.	421,218	288,727
Hosken Consolidated Investments Ltd. (b)	47,837	434,509
Hudaco Industries Ltd.	26,923	225,351
Hyprop Investments Ltd. REIT (c)	326,523	506,435
Investec Ltd.	141,981	936,705
JSE Ltd. (b)	46,838	218,654
KAP Ltd. (b)	1,144,907	157,199
Lesaka Technologies, Inc. (b)	34,083	127,811
Life Healthcare Group Holdings Ltd. (c)	1,274,664	1,157,118
Momentum Metropolitan Holdings	1,031,654	1,107,041
Motus Holdings Ltd. (c)	153,869	710,830
Mr Price Group Ltd.	233,762	2,145,629
MultiChoice Group (b)	273,174	1,638,792
Netcare Ltd.	985,203	618,605
Ninety One Ltd.	130,432	277,860
Oceana Group Ltd.	66,617	248,016
Omnia Holdings Ltd.	137,691	429,224
Pick n Pay Stores Ltd. (c)	190,483	187,905
PPC Ltd. (b)	651,926	113,610
PSG Financial Services Ltd.	1,044,642	844,044
Redefine Properties Ltd. REIT	6,190,966	1,291,402
Renergen Ltd. (b)	16,910	10,046
Resilient REIT Ltd.	241,080	590,598
Reunert Ltd.	113,629	396,040
SA Corporate Real Estate Ltd. REIT	1,021,315	133,218
Santam Ltd. (c)	40,781	641,513
Sappi Ltd.	469,869	1,247,856
SPAR Group Ltd. (b) (c)	123,170	575,254
Stor-Age Property REIT Ltd. (c)	332,899	238,385
Security Description	Shares	Value
Sun International Ltd. (c)	152,432	$ 290,193
Super Group Ltd.	355,796	482,881
Telkom SA SOC Ltd. (b) (c)	255,283	404,435
Thungela Resources Ltd.	119,659	770,165
Tiger Brands Ltd. (c)	130,422	1,381,549
Transaction Capital Ltd. (b) (c)	296,114	136,671
Truworths International Ltd. (c)	359,521	1,449,191
Tsogo Sun Limited	293,562	168,669
Vukile Property Fund Ltd. REIT	763,620	612,146
Wilson Bayly Holmes-Ovcon Ltd. (b)	39,487	283,387
Zeda Ltd. (b)	111,564	65,102
		32,290,575
TAIWAN — 28.1%
91APP, Inc.	41,000	120,937
Aaeon Technology, Inc.	33,000	174,262
Abico Avy Co. Ltd.	85,000	61,485
Ability Enterprise Co. Ltd.	156,000	126,980
Ability Opto-Electronics Technology Co. Ltd.	61,070	425,535
AcBel Polytech, Inc. (c)	586,709	713,140
Acepodia, Inc. (b)	230,143	205,668
Acer E-Enabling Service Business, Inc.	15,000	135,454
ACES Electronic Co. Ltd.	10,238	11,564
Acme Electronics Corp. (b)	84,221	79,343
Acter Group Corp. Ltd.	60,000	378,709
Action Electronics Co. Ltd.	345,000	188,112
Actron Technology Corp. (c)	40,983	228,583
ADATA Technology Co. Ltd. (c)	255,776	789,622
Addcn Technology Co. Ltd.	20,999	135,494
Adimmune Corp. (b)	172,362	142,722
Adlink Technology, Inc.	60,000	128,423
Advanced Ceramic X Corp. (c)	40,642	292,082
Advanced Energy Solution Holding Co. Ltd. (c)	30,000	649,616
Advanced International Multitech Co. Ltd. (c)	82,805	180,857
Advanced Lithium Electrochemistry Cayman Co. Ltd. (b)	52,834	66,200
Advanced Power Electronics Corp. (c)	44,793	123,867
Advanced Wireless Semiconductor Co. (b)	102,426	457,666
Advancetek Enterprise Co. Ltd.	204,042	287,859
AGV Products Corp.	961,000	360,336
AIC, Inc. (c)	19,000	223,522
Alar Pharmaceuticals, Inc. (b)	25,767	244,357
Alcor Micro Corp. (c)	51,466	229,964
Alexander Marine Co. Ltd. (c)	14,000	169,075
ALI Corp. (b) (c)	140,943	103,934
All Ring Tech Co. Ltd. (c)	50,802	385,735
Allied Circuit Co. Ltd.	23,750	106,121
Allied Supreme Corp.	37,000	500,023
Allis Electric Co. Ltd.	165,316	565,629

See accompanying notes to financial statements.
165

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Alltek Technology Corp.	84,000	$ 95,146
Alltop Technology Co. Ltd.	20,607	139,726
Alpha Networks, Inc.	476,285	537,250
Altek Corp. (c)	217,516	246,718
Amazing Microelectronic Corp.	35,664	115,338
Ambassador Hotel	107,000	204,281
AMPACS Corp.	54,412	88,920
Ampak Technology, Inc.	66,000	262,940
AMPOC Far-East Co. Ltd.	48,000	134,385
AmTRAN Technology Co. Ltd.	611,760	271,439
Analog Integrations Corp.	18,000	95,052
Andes Technology Corp. (c)	27,089	359,313
Anpec Electronics Corp.	52,582	331,066
AP Memory Technology Corp. (c)	105,324	1,276,914
Apacer Technology, Inc.	81,000	177,421
Apex Biotechnology Corp.	70,000	75,023
Apex Dynamics, Inc.	7,000	53,260
Apex International Co. Ltd.	100,366	125,757
Arcadyan Technology Corp.	190,318	1,138,810
Ardentec Corp.	249,083	640,540
Argosy Research, Inc. (c)	44,368	249,543
Arizon RFID Technology Cayman Co. Ltd.	39,000	176,699
Asia Optical Co., Inc.	210,540	427,613
Asia Polymer Corp.	526,020	313,934
ASIX Electronics Corp.	30,703	122,799
ASMedia Technology, Inc.	25,000	1,804,490
ASolid Technology Co. Ltd. (c)	58,000	150,784
ASROCK, Inc.	34,801	280,552
Aten International Co. Ltd. (c)	161,000	409,499
Auden Techno Corp.	25,288	102,326
AURAS Technology Co. Ltd.	53,227	1,096,024
Aurora Corp.	32,000	73,492
Avalue Technology, Inc.	31,000	119,143
Avermedia Technologies	24,000	33,484
Axiomtek Co. Ltd.	78,052	222,180
Bafang Yunji International Co. Ltd.	33,661	178,279
Bank of Kaohsiung Co. Ltd. (b)	246,312	91,587
Baotek Industrial Materials Ltd. (b) (c)	90,000	150,171
Basso Industry Corp.	112,800	146,800
BenQ Materials Corp. (c)	109,822	116,845
BES Engineering Corp.	2,368,356	1,043,443
Biostar Microtech International Corp. (b) (c)	135,251	98,469
Bioteque Corp.	26,729	105,234
Bizlink Holding, Inc.	112,388	902,517
Brave C&H Supply Co. Ltd.	14,000	66,711
Brighton-Best International Taiwan, Inc.	290,227	306,519
Brillian Network & Automation Integrated System Co. Ltd.	37,000	154,342
BRIM Biotechnology, Inc. (b)	74,769	79,200
Brogent Technologies, Inc.	35,136	126,256
Browave Corp. (c)	73,337	234,882
Security Description	Shares	Value
C Sun Manufacturing Ltd. (c)	75,322	$ 300,078
Calin Technology Co. Ltd. (b)	87,317	116,501
Caliway Biopharmaceuticals Co. Ltd. (b)	35,994	544,912
Capital Securities Corp.	1,908,771	1,130,227
Career Technology MFG. Co. Ltd.	300,338	190,506
Cashbox Partyworld Co. Ltd.	36,981	115,553
Castles Technology Co. Ltd.	26,000	113,738
Caswell, Inc.	45,166	173,588
Cathay Real Estate Development Co. Ltd.	633,332	420,526
CCP Contact Probes Co. Ltd. (c)	182,000	239,986
Center Laboratories, Inc. (c)	404,045	549,189
Central Reinsurance Co. Ltd. (b)	606,178	471,631
Century Iron & Steel Industrial Co. Ltd.	126,000	870,092
Century Wind Power Co. Ltd. (b)	24,078	322,760
CH Biotech R&D Co. Ltd.	30,895	83,504
Champion Microelectronic Corp.	77,000	172,509
Chang Wah Electromaterials, Inc.	604,190	750,435
Chang Wah Technology Co. Ltd. (c)	359,000	381,957
Channel Well Technology Co. Ltd. (c)	149,937	372,459
Chant Sincere Co. Ltd. (c)	44,000	107,101
Charoen Pokphand Enterprise	200,542	689,288
CHC Healthcare Group	72,000	136,110
Chen Full International Co. Ltd.	41,000	52,526
Chenbro Micom Co. Ltd. (c)	62,000	489,165
Cheng Loong Corp.	863,128	790,215
Cheng Mei Materials Technology Corp.	327,047	134,892
Cheng Uei Precision Industry Co. Ltd.	340,915	490,012
Chenming Electronic Technology Corp. (c)	114,000	208,740
Chia Chang Co. Ltd.	84,000	118,375
Chia Hsin Cement Corp.	436,424	237,280
Chicony Power Technology Co. Ltd. (b)	112,000	619,432
Chief Telecom, Inc.	19,800	234,790
Chieftek Precision Co. Ltd.	58,267	134,728
China Bills Finance Corp.	807,394	380,947
China Chemical & Pharmaceutical Co. Ltd.	447,000	318,453
China Electric Manufacturing Corp.	216,000	116,087
China General Plastics Corp.	284,557	160,935
China Man-Made Fiber Corp. (b)	1,360,828	308,704
China Metal Products	176,727	206,251
China Motor Corp.	205,000	832,721
China Petrochemical Development Corp. (b)	1,886,225	555,786
China Steel Chemical Corp.	142,000	547,971

See accompanying notes to financial statements.
166

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
China Steel Structure Co. Ltd.	76,808	$ 145,919
China Wire & Cable Co. Ltd. (c)	223,000	322,269
Chin-Poon Industrial Co. Ltd.	203,000	294,635
Chip Hope Co. Ltd. (b)	28,000	77,167
Chipbond Technology Corp. (c)	527,000	1,282,775
ChipMOS Technologies, Inc.	675,875	1,077,058
CHO Pharma, Inc. (b)	75,511	141,332
Chong Hong Construction Co. Ltd.	252,275	692,104
Chun YU Works & Co. Ltd.	124,624	89,758
Chun Yuan Steel Industry Co. Ltd.	135,034	81,012
Chung Hung Steel Corp. (c)	656,000	451,976
Chung Hwa Pulp Corp. (c)	322,488	235,794
Chung Tai Resource Technology Corp.	14,286	45,308
Chung-Hsin Electric & Machinery Manufacturing Corp.	304,461	1,683,866
Chunghwa Chemical Synthesis & Biotech Co. Ltd. (c)	34,723	54,249
Chunghwa Precision Test Tech Co. Ltd.	14,000	224,850
Cleanaway Co. Ltd.	52,000	289,218
Clevo Co. (c)	341,212	436,064
CMC Magnetics Corp. (b) (c)	971,267	371,772
Compeq Manufacturing Co. Ltd.	997,193	2,436,624
Concord International Securities Co. Ltd. (c)	244,205	144,599
Concord Securities Co. Ltd. (b)	295,594	152,399
Continental Holdings Corp.	425,233	401,270
Coremax Corp. (c)	54,686	109,360
Coretronic Corp.	315,652	771,290
Co-Tech Development Corp. (c)	148,511	270,539
CSBC Corp. Taiwan (b) (c)	457,705	271,018
CTCI Corp.	473,000	699,077
Cub Elecparts, Inc.	45,149	165,763
CviLux Corp.	15,000	21,841
Cyberlink Corp.	24,000	65,993
CyberPower Systems, Inc. (c)	43,050	320,822
CyberTAN Technology, Inc. (b) (c)	237,000	191,060
DA CIN Construction Co. Ltd.	83,745	146,014
Da-Li Development Co. Ltd.	118,908	156,235
Darfon Electronics Corp.	129,000	251,119
Darwin Precisions Corp. (c)	401,576	202,648
Daxin Materials Corp. (c)	30,000	137,329
Delpha Construction Co. Ltd. (b)	289,000	405,007
Depo Auto Parts Ind Co. Ltd.	87,000	619,807
Diamond Biofund, Inc.	110,374	145,885
Dimerco Data System Corp.	44,000	182,168
Dimerco Express Corp.	82,568	232,713
D-Link Corp. (c)	467,390	270,911
Drewloong Precision, Inc.	14,162	76,776
Dyaco International, Inc.	148,297	143,184
Dynamic Holding Co. Ltd. (c)	170,189	369,057
Dynapack International Technology Corp. (c)	133,000	394,801
Security Description	Shares	Value
E&R Engineering Corp.	64,393	$ 184,305
Eastern Media International Corp. (b)	34,857	21,947
eChem Solutions Corp.	46,427	825,440
eCloudvalley Digital Technology Co. Ltd.	33,419	114,865
ECOVE Environment Corp.	14,000	134,517
Edom Technology Co. Ltd.	44,000	32,309
eGalax_eMPIA Technology, Inc.	13,000	21,082
Egis Technology, Inc. (c)	49,000	390,426
EirGenix, Inc. (b) (c)	184,977	508,631
Elan Microelectronics Corp.	267,029	1,339,171
E-Lead Electronic Co. Ltd. (c)	89,295	155,412
E-LIFE MALL Corp.	34,000	88,390
Elite Advanced Laser Corp. (c)	94,600	221,990
Elite Semiconductor Microelectronics Technology, Inc. (c)	241,674	660,755
Elitegroup Computer Systems Co. Ltd. (b) (c)	265,147	257,662
Energenesis Biomedical Co. Ltd. (b)	28,000	51,444
Ennoconn Corp.	65,311	712,220
Ennostar, Inc. (b)	519,000	626,786
Episil Technologies, Inc. (c)	196,501	372,697
Episil-Precision, Inc. (c)	67,347	124,789
Eris Technology Corp.	16,950	135,056
Eson Precision Ind Co. Ltd. (c)	113,000	212,911
Eternal Materials Co. Ltd. (b)	829,764	811,524
Etron Technology, Inc. (c)	206,681	328,716
Eurocharm Holdings Co. Ltd.	11,000	67,883
Ever Fortune AI Co. Ltd.	46,878	127,436
Ever Supreme Bio Technology Co. Ltd.	56,303	382,643
Everest Textile Co. Ltd. (b)	425,658	110,792
Evergreen Aviation Technologies Corp.	83,922	288,450
Evergreen International Storage & Transport Corp.	360,214	351,733
EVERGREEN Steel Corp.	218,445	873,684
Everlight Chemical Industrial Corp.	510,385	314,171
Everlight Electronics Co. Ltd.	385,000	643,601
Excelliance Mos Corp.	15,000	52,729
Excelsior Medical Co. Ltd.	166,900	502,731
EZconn Corp.	74,784	322,471
Far Eastern Department Stores Ltd.	739,490	686,264
Far Eastern International Bank	3,655,712	1,627,756
Farglory F T Z Investment Holding Co. Ltd.	100,047	175,688
Farglory Land Development Co. Ltd.	189,464	342,182
Federal Corp. (b)	187,806	105,336
Feedback Technology Corp.	43,000	167,279
Feng Hsin Steel Co. Ltd. (b)	375,270	831,367
FIC Global, Inc. (c)	108,000	210,914

See accompanying notes to financial statements.
167

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Firich Enterprises Co. Ltd. (c)	194,516	$ 173,830
First Copper Technology Co. Ltd. (c)	88,756	100,533
First Hi-Tec Enterprise Co. Ltd. (c)	52,000	204,728
First Steamship Co. Ltd. (b) (c)	423,000	104,152
FIT Holding Co. Ltd.	151,533	204,074
FIT Hon Teng Ltd. (b) (c) (d)	1,278,987	326,837
Fitipower Integrated Technology, Inc. (c)	70,948	598,558
FLEXium Interconnect, Inc.	245,011	702,033
Flytech Technology Co. Ltd.	67,000	164,132
FocalTech Systems Co. Ltd. (c)	209,405	618,986
FOCI Fiber Optic Communications, Inc. (c)	84,598	255,881
Forcecon Tech Co. Ltd. (c)	53,433	255,449
Foresee Pharmaceuticals Co. Ltd. (b)	81,783	249,922
Formosa Advanced Technologies Co. Ltd.	70,000	79,398
Formosa International Hotels Corp.	41,562	294,149
Formosa Laboratories, Inc. (c)	71,724	244,283
Formosa Oilseed Processing Co. Ltd.	28,350	49,607
Formosa Pharmaceuticals, Inc. (b)	98,030	162,344
Formosa Sumco Technology Corp. (c)	67,000	344,384
Formosa Taffeta Co. Ltd. (c)	687,000	474,407
Formosan Rubber Group, Inc.	316,449	239,783
Formosan Union Chemical	180,409	109,643
Fortune Electric Co. Ltd.	149,330	3,126,255
Fositek Corp.	32,052	776,174
Foxsemicon Integrated Technology, Inc.	63,050	590,044
Froch Enterprise Co. Ltd.	5,799	3,262
FSP Technology, Inc.	102,000	181,349
Fu Hua Innovation Co. Ltd.	142,410	125,485
Fulgent Sun International Holding Co. Ltd.	102,082	390,740
Fulltech Fiber Glass Corp. (c)	243,540	138,118
Fusheng Precision Co. Ltd.	81,364	598,723
Fwusow Industry Co. Ltd.	159,449	92,919
G Shank Enterprise Co. Ltd.	90,590	206,919
G Tech Optoelectronics Corp. (b)	86,096	70,349
Gallant Precision Machining Co. Ltd.	84,375	147,640
Gamania Digital Entertainment Co. Ltd.	120,000	272,220
GEM Services, Inc.	14,879	31,800
Gemtek Technology Corp. (c)	363,234	388,164
General Interface Solution Holding Ltd. (c)	124,416	233,254
Generalplus Technology, Inc.	18,000	27,081
Genesys Logic, Inc.	62,553	211,093
Security Description	Shares	Value
Genius Electronic Optical Co. Ltd.	79,972	$ 1,271,915
GeoVision, Inc.	105,000	172,575
Getac Holdings Corp. (c)	271,000	1,126,221
GFC Ltd.	40,000	114,113
Gigasolar Materials Corp. (b)	3,577	13,803
Gigastorage Corp. (b)	221,446	134,929
Global Brands Manufacture Ltd.	150,608	346,831
Global Mixed Mode Technology, Inc.	43,860	365,917
Global PMX Co. Ltd. (c)	53,412	178,577
Globe Union Industrial Corp. (b)	264,124	139,475
Gloria Material Technology Corp. (c)	315,909	490,099
Gogoro, Inc. (b) (c)	78,679	144,769
Golden Biotechnology Corp. (b)	85,249	84,174
Goldsun Building Materials Co. Ltd.	1,216,044	1,432,495
Gongwin Biopharm Holdings Co. Ltd. (b)	40,081	240,460
Gourmet Master Co. Ltd.	73,000	210,536
Grand Fortune Securities Co. Ltd. (b)	347,000	170,228
Grand Pacific Petrochemical (c)	966,280	395,528
Grand Process Technology Corp.	11,181	298,011
GrandTech CG Systems, Inc.	23,000	50,594
Grape King Bio Ltd.	91,000	459,215
Great Novel Therapeutics Biotech & Medicals Corp. (b)	45,789	75,687
Great Tree Pharmacy Co. Ltd.	54,035	504,834
Great Wall Enterprise Co. Ltd.	602,604	1,086,452
Greatek Electronics, Inc.	210,474	409,722
Group Up Industrial Co. Ltd. (c)	38,000	200,666
GTM Holdings Corp.	13,000	13,202
Gudeng Precision Industrial Co. Ltd.	54,739	739,751
GUS TECHNOLOGY Co. Ltd. (b)	129,849	176,494
Gwo Xi Stem Cell Applied Technology Co. Ltd. (b)	23,000	21,704
Handa Pharmaceuticals, Inc. (b)	67,039	339,348
Hannstar Board Corp. (c)	212,674	419,985
HannStar Display Corp. (b)	2,085,599	697,296
HannsTouch Holdings Co. (b)	255,987	65,989
Harvatek Corp.	101,969	77,265
HD Renewable Energy Co. Ltd.	50,161	248,427
Heran Co. Ltd. (c)	15,000	53,900
Hey Song Corp.	140,000	179,793
Hi-Clearance, Inc.	11,000	48,120
Highlight Tech Corp. (b)	19,000	35,265
HIM International Music, Inc.	9,000	30,231
Himax Technologies, Inc. ADR (c)	100,977	540,227
Hitron Technology, Inc. (c)	53,000	52,663
Hiwin Mikrosystem Corp.	19,000	50,107
Hiyes International Co. Ltd.	32,656	133,161

See accompanying notes to financial statements.
168

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Ho Tung Chemical Corp.	916,351	$ 250,824
Hocheng Corp. (c)	181,000	101,236
Holdings-Key Electric Wire & Cable Co. Ltd. (c)	165,000	198,236
Holiday Entertainment Co. Ltd.	49,000	134,429
Holtek Semiconductor, Inc.	96,648	163,076
Holy Stone Enterprise Co. Ltd.	108,150	325,766
Hong Pu Real Estate Development Co. Ltd.	80,000	74,367
Hong TAI Electric Industrial	137,559	134,750
Horizon Securities Co. Ltd.	156,622	59,461
Hota Industrial Manufacturing Co. Ltd. (c)	122,106	195,730
Hotron Precision Electronic Industrial Co. Ltd.	67,884	67,240
Hsin Kuang Steel Co. Ltd.	175,000	339,572
Hsin Yung Chien Co. Ltd.	26,547	92,075
Hsing TA Cement Co.	30,000	17,998
HTC Corp. (b) (c)	526,515	783,928
Hu Lane Associate, Inc.	48,527	250,948
HUA ENG Wire & Cable Co. Ltd.	256,429	245,985
Huaku Development Co. Ltd.	162,260	636,294
Huang Hsiang Construction Corp.	121,000	169,760
Hung Sheng Construction Ltd.	174,000	117,981
Ibase Technology, Inc. (c)	175,817	464,765
IBF Financial Holdings Co. Ltd. (b)	2,610,323	1,133,735
Ichia Technologies, Inc. (c)	196,709	214,820
I-Chiun Precision Industry Co. Ltd. (c)	147,429	269,950
IEI Integration Corp.	59,000	151,540
Infortrend Technology, Inc.	116,000	78,835
Info-Tek Corp.	139,000	214,341
Ingentec Corp. (c)	38,105	283,970
Innodisk Corp.	48,429	469,861
Inpaq Technology Co. Ltd.	68,652	185,769
Insyde Software Corp.	30,000	232,943
Intai Technology Corp.	24,000	92,615
Integrated Service Technology, Inc. (c)	61,083	234,762
International CSRC Investment Holdings Co.	661,767	357,729
Iron Force Industrial Co. Ltd.	69,000	211,074
I-Sheng Electric Wire & Cable Co. Ltd.	77,000	125,833
ITE Technology, Inc.	186,992	1,031,265
ITEQ Corp.	168,640	471,086
J&V Energy Technology Co. Ltd.	30,880	131,708
Jarllytec Co. Ltd. (c)	30,000	244,192
Jess-Link Products Co. Ltd.	83,000	328,073
Jia Wei Lifestyle, Inc.	64,000	121,187
Jih Lin Technology Co. Ltd.	46,885	90,976
Ji-Haw Industrial Co. Ltd. (b)	124,000	119,337
Jiin Yeeh Ding Enterprise Co. Ltd.	59,848	100,795
JMicron Technology Corp. (b)	32,295	68,922
Security Description	Shares	Value
Johnson Health Tech Co. Ltd.	93,121	$ 209,208
Jong Shyn Shipbuilding Co. Ltd.	34,852	102,367
JSL Construction & Development Co. Ltd.	117,848	344,668
K Laser Technology, Inc.	131,885	95,812
Kaimei Electronic Corp.	52,150	97,771
Kaori Heat Treatment Co. Ltd. (c)	69,000	817,129
Kedge Construction Co. Ltd.	13,000	35,218
KEE TAI Properties Co. Ltd.	459,076	218,754
Kenda Rubber Industrial Co. Ltd.	623,180	626,033
Kenmec Mechanical Engineering Co. Ltd. (c)	163,313	431,201
Kerry TJ Logistics Co. Ltd.	205,000	248,535
Keystone Microtech Corp.	12,586	110,312
Kindom Development Co. Ltd.	201,327	258,237
King's Town Bank Co. Ltd.	760,000	1,225,366
Kinik Co.	89,869	727,298
Kinko Optical Co. Ltd.	146,338	117,972
Kinpo Electronics (c)	1,482,371	704,049
Kinsus Interconnect Technology Corp. (c)	236,000	729,308
KMC Kuei Meng International, Inc.	43,220	191,093
KNH Enterprise Co. Ltd. (c)	70,000	48,448
KS Terminals, Inc.	91,712	200,311
Kung Long Batteries Industrial Co. Ltd.	45,000	196,853
Kung Sing Engineering Corp. (b) (c)	334,724	140,673
Kuo Toong International Co. Ltd. (c)	203,917	496,993
Kuo Yang Construction Co. Ltd. (b)	272,662	235,571
Kwong Lung Enterprise Co. Ltd.	36,000	68,505
L&K Engineering Co. Ltd. (c)	120,928	853,961
La Kaffa International Co. Ltd.	10,000	39,996
LandMark Optoelectronics Corp. (c)	44,526	185,737
Lanner Electronics, Inc.	59,360	185,480
Laster Tech Corp. Ltd.	54,000	81,244
Leader Electronics, Inc. (b)	233,822	170,964
Leadtrend Technology Corp.	26,803	86,681
Lealea Enterprise Co. Ltd. (b) (c)	756,600	216,317
LEE CHI Enterprises Co. Ltd.	10,648	5,423
Lelon Electronics Corp.	45,818	101,934
Li Peng Enterprise Co. Ltd. (b)	557,985	140,876
Lian HWA Food Corp.	85,870	261,070
Lin BioScience, Inc. (b)	80,722	228,519
Lingsen Precision Industries Ltd. (c)	418,694	315,294
Lintes Technology Co. Ltd. (c)	18,646	109,533
Lion Travel Service Co. Ltd. (b)	41,859	179,843
Liton Technology Corp.	52,551	55,255
Locus Cell Co. Ltd. (b)	50,000	38,746

See accompanying notes to financial statements.
169

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Long Da Construction & Development Corp.	144,846	$ 181,943
Longchen Paper & Packaging Co. Ltd.	287,972	130,923
Longwell Co. (c)	203,000	572,144
Lumax International Corp. Ltd.	131,689	415,598
Lumosa Therapeutics Co. Ltd. (b)	98,000	548,128
Lung Yen Life Service Corp. (b)	31,000	39,133
LuxNet Corp. (c)	84,109	320,630
M3 Technology, Inc. (c)	30,000	157,014
M31 Technology Corp. (c)	14,628	587,341
Macauto Industrial Co. Ltd.	43,114	98,074
Machvision, Inc. (c)	40,915	494,122
Macroblock, Inc.	9,381	28,169
Macronix International Co. Ltd.	1,562,000	1,300,711
Marketech International Corp.	55,750	283,946
Materials Analysis Technology, Inc.	40,025	337,674
Maxigen Biotech, Inc.	81,000	115,665
Mayer Steel Pipe Corp.	88,796	105,018
Mechema Chemicals International Corp.	45,803	105,335
Medeon Biodesign, Inc.	51,449	69,609
Medigen Biotechnology Corp. (b)	90,000	109,957
Medigen Vaccine Biologics Corp. (b)	197,000	321,321
Mega Union Technology, Inc.	42,424	479,206
Mercuries & Associates Holding Ltd. (b)	497,693	195,945
Mercuries Life Insurance Co. Ltd. (b) (c)	3,525,063	532,006
Merdury Biopharmaceutical Corp. (b)	180,327	95,225
Merry Electronics Co. Ltd.	123,640	457,804
METAAGE Corp. (c)	60,000	125,236
Microbio Co. Ltd. (c)	321,679	447,789
Microelectronics Technology, Inc. (b)	150,927	164,351
MIN AIK Technology Co. Ltd.	126,736	81,973
Mirle Automation Corp. (c)	271,331	398,474
Mitac Holdings Corp. (c)	977,544	1,594,444
Mobiletron Electronics Co. Ltd. (b)	37,000	56,419
MOSA Industrial Corp.	40,220	29,345
Mosel Vitelic, Inc. (c)	66,289	66,178
Motech Industries, Inc. (c)	237,400	209,557
MPI Corp.	67,095	638,381
MSSCORPS Co. Ltd.	19,158	85,603
Mycenax Biotech, Inc. (b)	194,106	233,508
Nak Sealing Technologies Corp.	43,102	181,143
Namchow Holdings Co. Ltd.	69,215	125,871
Nan Kang Rubber Tire Co. Ltd. (b)	482,204	607,209
Nan Pao Resins Chemical Co. Ltd.	38,000	372,241
Security Description	Shares	Value
Nang Kuang Pharmaceutical Co. Ltd.	84,000	$ 124,411
Nantex Industry Co. Ltd.	252,504	262,339
Netronix, Inc. (c)	58,228	168,661
Nexcom International Co. Ltd.	90,000	142,297
Nichidenbo Corp.	91,000	168,332
North-Star International Co. Ltd.	177,000	306,398
Nuvoton Technology Corp. (c)	154,810	599,823
O-Bank Co. Ltd.	1,085,970	336,953
OBI Pharma, Inc. (b)	192,580	377,897
Ocean Plastics Co. Ltd. (b)	118,000	128,311
OK Biotech Co. Ltd.	218,000	163,823
Optimax Technology Corp. (c)	120,656	141,190
Orient Semiconductor Electronics Ltd. (c)	363,704	743,239
Oriental Union Chemical Corp.	561,500	315,809
O-TA Precision Industry Co. Ltd.	7,105	20,158
Pacific Hospital Supply Co. Ltd.	61,000	170,591
Pan German Universal Motors Ltd.	15,000	148,577
Pan Jit International, Inc. (c)	228,000	408,930
Pan-International Industrial Corp.	485,539	580,307
Panion & BF Biotech, Inc. (c)	53,785	188,227
PChome Online, Inc. (b)	28,320	30,087
PCL Technologies, Inc. (c)	56,795	129,549
P-Duke Technology Co. Ltd.	97,000	299,758
Pegavision Corp.	29,271	415,237
PharmaEngine, Inc.	59,000	183,249
Pharmally International Holding Co. Ltd. (b) (e)	38,461	—
Pharmosa Biopharm, Inc. (b)	48,424	125,737
Phihong Technology Co. Ltd. (b) (c)	245,847	407,140
Phoenix Pioneer Technology Co. Ltd. (b)	111,500	59,054
Phoenix Silicon International Corp.	94,082	151,397
Phoenix Tours International, Inc. (c)	31,000	66,933
Phytohealth Corp. (b)	239,493	155,653
Pixart Imaging, Inc.	109,060	524,794
Planet Technology Corp.	16,000	77,991
PlayNitride, Inc. (b)	36,000	87,178
Polaris Group (b)	300,000	675,864
Polytronics Technology Corp.	39,000	67,877
Posiflex Technology, Inc.	39,000	144,406
Power Wind Health Industry, Inc.	45,000	156,780
Poya International Co. Ltd.	48,646	756,211
President Securities Corp.	1,354,604	1,024,307
Primax Electronics Ltd.	391,000	1,048,254
Prince Housing & Development Corp.	1,154,996	380,746
Princeton Technology Corp. (c)	97,988	84,352
Pro Hawk Corp.	22,000	116,175
Progate Group Corp. (c)	28,000	236,662

See accompanying notes to financial statements.
170

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Promate Electronic Co. Ltd.	346,000	$ 960,045
Prosperity Dielectrics Co. Ltd. (c)	70,000	99,083
PSS Co. Ltd.	17,682	108,843
Qualipoly Chemical Corp.	26,000	31,643
Quang Viet Enterprise Co. Ltd.	24,000	82,866
Quanta Storage, Inc. (c)	164,000	501,683
Quintain Steel Co. Ltd.	151,309	65,481
Radiant Opto-Electronics Corp. (c)	381,331	2,055,388
Radium Life Tech Co. Ltd. (b)	475,549	148,444
Rafael Microelectronics, Inc.	15,000	66,790
Raydium Semiconductor Corp.	50,349	744,140
RDC Semiconductor Co. Ltd.	44,199	738,871
Rechi Precision Co. Ltd.	162,000	126,296
Rexon Industrial Corp. Ltd. (b)	117,000	181,696
Rich Development Co. Ltd. (b)	162,000	53,404
RichWave Technology Corp. (b)	54,857	350,532
Right WAY Industrial Co. Ltd. (b)	91,000	45,637
Ritek Corp. (b)	409,693	99,340
Ruentex Engineering & Construction Co.	39,526	192,668
Run Long Construction Co. Ltd.	123,650	490,682
Sakura Development Co. Ltd. (c)	170,400	382,826
Sampo Corp.	663,221	613,412
San Fang Chemical Industry Co. Ltd.	192,000	176,681
San Fu Chemical Co. Ltd. (c)	89,000	446,342
Sanyang Motor Co. Ltd. (c)	604,945	1,447,929
Savior Lifetec Corp. (c)	159,500	97,683
SCI Pharmtech, Inc.	43,157	119,073
Scientech Corp.	40,639	392,377
ScinoPharm Taiwan Ltd.	179,000	154,650
SciVision Biotech, Inc.	64,000	190,379
SDI Corp.	127,570	382,668
Sea Sonic Electronics Co. Ltd.	29,592	81,184
Senao Networks, Inc. (c)	19,000	127,642
Senhwa Biosciences, Inc. (b)	30,000	40,683
Sensortek Technology Corp. (c)	15,000	189,823
Sercomm Corp. (c)	233,000	1,048,385
Sesoda Corp.	140,914	136,275
Shan-Loong Transportation Co. Ltd.	83,000	69,894
Sheng Yu Steel Co. Ltd.	4,906	4,407
ShenMao Technology, Inc.	62,853	125,103
Shieh Yih Machinery Industry Co. Ltd.	131,000	112,566
Shih Wei Navigation Co. Ltd.	19,605	11,272
Shihlin Paper Corp. (b)	141,558	249,911
Shin Zu Shing Co. Ltd.	127,464	716,907
Shinfox Energy Co. Ltd. (c)	73,477	330,610
Shining Building Business Co. Ltd. (b)	295,127	89,819
Shinkong Insurance Co. Ltd.	357,841	943,702
Shinkong Synthetic Fibers Corp.	1,749,796	858,400
Shiny Brands Group Co. Ltd.	16,000	142,984
Security Description	Shares	Value
Shiny Chemical Industrial Co. Ltd.	129,767	$ 778,517
ShunSin Technology Holding Ltd.	11,000	63,587
Shuttle, Inc. (c)	206,000	123,586
Sigurd Microelectronics Corp.	554,144	1,246,688
Silicon Integrated Systems Corp. (c)	629,712	737,863
Silicon Motion Technology Corp. ADR	27,768	2,136,470
Silicon Optronics, Inc. (b)	26,000	86,522
Simplo Technology Co. Ltd.	130,000	1,834,018
Sincere Navigation Corp.	154,709	117,469
Sinew Pharma, Inc. (b)	23,148	48,461
Sinmag Equipment Corp.	37,271	185,170
Sinon Corp.	492,662	601,906
Sinphar Pharmaceutical Co. Ltd.	263,879	300,954
Sinyi Realty, Inc.	622,828	595,514
Sitronix Technology Corp.	81,000	759,292
Siward Crystal Technology Co. Ltd.	74,000	80,004
Softstar Entertainment, Inc. (c)	71,952	157,378
Soft-World International Corp.	94,848	422,324
Solar Applied Materials Technology Corp. (c)	368,736	570,902
Solomon Technology Corp.	76,000	173,594
Solteam, Inc.	24,530	36,906
Sonix Technology Co. Ltd.	60,123	100,883
Southeast Cement Co. Ltd.	95,000	53,135
Speed Tech Corp.	60,000	113,613
Sporton International, Inc.	52,169	419,752
St. Shine Optical Co. Ltd.	34,000	201,322
Standard Chemical & Pharmaceutical Co. Ltd.	61,000	126,180
Standard Foods Corp.	260,000	307,091
Stark Technology, Inc.	84,000	337,276
Starlux Airlines Co. Ltd. (b)	391,921	281,662
SunMax Biotechnology Co. Ltd.	23,000	173,200
Sunny Friend Environmental Technology Co. Ltd.	43,337	132,705
Sunonwealth Electric Machine Industry Co. Ltd. (c)	153,000	628,666
Sunplus Technology Co. Ltd.	355,747	310,689
Superalloy Industrial Co. Ltd.	179,082	485,147
Supreme Electronics Co. Ltd.	399,398	923,507
Swancor Holding Co. Ltd.	53,000	207,837
Symtek Automation Asia Co. Ltd.	24,705	93,792
Syncmold Enterprise Corp. (c)	65,932	183,765
SyneuRx International Taiwan Corp. (b) (e)	58,218	15,644
Synmosa Biopharma Corp. (c)	245,990	303,995
Sysgration (b) (c)	128,760	158,921
Systex Corp.	281,000	1,040,464
T3EX Global Holdings Corp.	37,518	113,245
Ta Ya Electric Wire & Cable (c)	597,291	824,918
TA-I Technology Co. Ltd.	40,000	59,244

See accompanying notes to financial statements.
171

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
TaiDoc Technology Corp.	38,294	$ 186,663
Taiflex Scientific Co. Ltd. (c)	229,699	334,463
Taigen Biopharmaceuticals Holdings Ltd. (b)	312,000	150,621
TaiMed Biologics, Inc. (b)	163,737	452,274
Taimide Tech, Inc.	77,000	97,924
Tainan Spinning Co. Ltd. (c)	1,196,105	573,694
Tainergy Tech Co. Ltd. (b)	111,569	89,420
TaiSol Electronics Co. Ltd. (c)	32,000	64,693
Taisun Enterprise Co. Ltd. (c)	369,549	254,615
Taita Chemical Co. Ltd.	53,243	25,454
TAI-TECH Advanced Electronics Co. Ltd. (c)	40,474	153,026
Taiwan Cogeneration Corp. (c)	753,669	1,120,960
Taiwan FamilyMart Co. Ltd.	22,000	129,236
Taiwan Fertilizer Co. Ltd.	408,000	806,987
Taiwan Fire & Marine Insurance Co. Ltd.	69,000	56,703
Taiwan FU Hsing Industrial Co. Ltd.	100,000	169,044
Taiwan Glass Industry Corp. (b)	922,000	494,080
Taiwan Hon Chuan Enterprise Co. Ltd.	230,218	1,050,255
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	110,148	132,335
Taiwan Mask Corp. (c)	144,778	307,620
Taiwan Navigation Co. Ltd.	116,000	125,049
Taiwan Paiho Ltd.	69,000	123,755
Taiwan PCB Techvest Co. Ltd.	202,000	276,142
Taiwan Sakura Corp.	82,283	216,226
Taiwan Secom Co. Ltd.	277,961	1,055,268
Taiwan Semiconductor Co. Ltd. (c)	176,000	413,555
Taiwan Shin Kong Security Co. Ltd.	196,470	252,007
Taiwan Speciality Chemicals Corp.	71,577	424,942
Taiwan Styrene Monomer	269,373	113,208
Taiwan Surface Mounting Technology Corp.	242,308	798,772
Taiwan TEA Corp. (b) (c)	453,616	292,692
Taiwan Union Technology Corp. (c)	212,000	1,212,242
Taiwan-Asia Semiconductor Corp. (c)	271,900	333,891
Taiyen Biotech Co. Ltd.	343,979	364,900
TBI Motion Technology Co. Ltd.	23,000	27,238
TCI Co. Ltd.	70,672	343,384
Team Group, Inc.	71,000	175,262
Tehmag Foods Corp.	19,000	180,480
Test Research, Inc.	137,000	366,863
Test Rite International Co. Ltd.	271,896	174,164
Thinking Electronic Industrial Co. Ltd.	48,573	251,945
Thunder Tiger Corp. (b)	109,000	232,621
Thye Ming Industrial Co. Ltd.	146,974	342,596
Security Description	Shares	Value
Tien Li Offshore Wind Technology Co. Ltd. (b)	55,038	$ 86,847
Tigerair Taiwan Co. Ltd. (b)	64,146	66,945
Ton Yi Industrial Corp.	762,000	340,482
Tong Hsing Electronic Industries Ltd.	143,084	657,220
Tong Yang Industry Co. Ltd.	359,872	1,405,596
Tong-Tai Machine & Tool Co. Ltd.	60,000	44,245
Top Union Electronics Corp.	137,000	144,690
Topco Scientific Co. Ltd.	232,837	1,589,666
Topco Technologies Corp.	14,000	33,246
Topkey Corp.	77,033	466,961
Topoint Technology Co. Ltd.	43,000	38,561
TPK Holding Co. Ltd.	337,000	388,561
Transcend Information, Inc.	151,484	420,795
Tsann Kuen Enterprise Co. Ltd.	42,605	49,323
TSC Auto ID Technology Co. Ltd.	15,732	118,469
TSEC Corp. (c)	373,702	346,804
TSRC Corp.	517,028	376,420
Ttet Union Corp.	17,584	79,944
TTFB Co. Ltd.	21,000	155,186
TTY Biopharm Co. Ltd.	180,436	441,456
Tul Corp. (b)	23,343	66,156
Tung Ho Steel Enterprise Corp.	458,392	982,570
Tung Thih Electronic Co. Ltd.	46,475	174,988
TURVO International Co. Ltd.	34,245	138,035
TXC Corp.	344,080	1,231,027
TYC Brother Industrial Co. Ltd.	99,000	167,044
Tycoons Group Enterprise (b)	209,433	71,003
Tyntek Corp. (b)	145,667	81,929
UDE Corp. (c)	83,000	192,954
Ultra Chip, Inc. (c)	60,000	146,234
U-Ming Marine Transport Corp.	325,000	546,346
Union Bank of Taiwan	2,419,000	1,137,562
Unitech Printed Circuit Board Corp. (c)	413,024	343,934
United Alloy-Tech Co. (b) (c)	115,000	140,860
United Integrated Services Co. Ltd.	138,183	1,677,444
United Orthopedic Corp.	78,000	237,387
United Renewable Energy Co. Ltd. (c)	1,167,952	416,037
Unity Opto Technology Co. Ltd. (b) (e)	771,307	—
Universal Cement Corp.	279,130	274,739
Universal Microwave Technology, Inc.	40,963	201,593
Universal Vision Biotechnology Co. Ltd. (c)	34,472	294,057
UPC Technology Corp.	723,632	299,596
UPI Semiconductor Corp.	39,069	347,310
Userjoy Technology Co. Ltd.	32,435	84,423
USI Corp.	923,590	460,302
Utechzone Co. Ltd.	48,244	123,461
Vactronics Technologies, Inc.	36,701	87,155

See accompanying notes to financial statements.
172

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Ventec International Group Co. Ltd.	32,000	$ 89,590
VIA Labs, Inc.	6,000	40,496
Via Technologies, Inc. (c)	179,000	704,735
Viking Tech Corp.	68,313	105,660
Visco Vision, Inc.	43,232	307,994
Visual Photonics Epitaxy Co. Ltd.	179,371	941,595
Vivotek, Inc.	21,000	97,114
Vizionfocus, Inc.	20,913	233,285
Wafer Works Corp. (c)	427,418	518,188
Waffer Technology Corp.	98,000	315,403
Wah Lee Industrial Corp.	82,620	290,429
Walsin Technology Corp. (c)	266,000	926,742
Walton Advanced Engineering, Inc. (c)	161,184	89,901
Ways Technical Corp. Ltd. (b)	79,000	66,402
WEI Chih Steel Industrial Co. Ltd.	6,980	5,616
Wei Chuan Foods Corp.	404,899	237,852
Weikeng Industrial Co. Ltd.	140,998	140,101
Weltrend Semiconductor (c)	121,619	239,411
Win Semiconductors Corp. (c)	328,000	1,491,212
Winstek Semiconductor Co. Ltd.	58,000	229,256
WinWay Technology Co. Ltd. (c)	22,000	486,697
Wisdom Marine Lines Co. Ltd.	325,000	598,138
Wiselink Co. Ltd. (b)	57,000	206,602
Wistron Information Technology & Services Corp. (c)	53,299	238,154
Wistron NeWeb Corp. (c)	269,344	1,300,284
Wonderful Hi-Tech Co. Ltd.	207,000	235,437
Wowprime Corp.	52,066	392,893
WT Microelectronics Co. Ltd. (c)	375,688	1,760,845
WUS Printed Circuit Co. Ltd. (c)	178,187	234,958
XinTec, Inc.	121,000	466,933
Xxentria Technology Materials Corp.	95,700	220,086
Yankey Engineering Co. Ltd.	41,204	502,119
Yao Sheng Electronic Co. Ltd. (c)	29,000	115,987
YC INOX Co. Ltd.	205,770	161,383
Yea Shin International Development Co. Ltd.	86,474	105,919
Yem Chio Co. Ltd.	242,629	142,150
Yeong Guan Energy Technology Group Co. Ltd. (b) (c)	49,000	80,229
YFC-Boneagle Electric Co. Ltd.	45,000	33,817
YFY, Inc.	1,084,000	1,009,365
Yieh Phui Enterprise Co. Ltd. (c)	973,000	463,645
Yieh United Steel Corp. (b)	117,737	23,692
Young Fast Optoelectronics Co. Ltd.	42,000	80,579
Young Optics, Inc. (b) (c)	61,000	113,028
Youngtek Electronics Corp.	55,000	124,080
Yuen Foong Yu Consumer Products Co. Ltd.	27,000	41,719
Security Description	Shares	Value
Yungshin Construction & Development Co. Ltd.	21,000	$ 84,319
YungShin Global Holding Corp.	206,000	309,610
Zeng Hsing Industrial Co. Ltd.	38,272	118,391
Zenitron Corp. (c)	415,348	456,833
Zero One Technology Co. Ltd.	94,000	214,120
Zig Sheng Industrial Co. Ltd.	12,260	5,670
ZillTek Technology Corp.	29,727	396,626
Zinwell Corp. (b) (c)	163,000	107,466
Zippy Technology Corp.	29,000	48,479
Zyxel Group Corp. (c)	319,647	479,418
		237,777,404
THAILAND — 3.4%
AAPICO Hitech PCL NVDR	283,244	170,005
Absolute Clean Energy PCL (b)	410,000	16,068
AEON Thana Sinsap Thailand PCL NVDR	86,754	361,401
Amata Corp. PCL	277,100	179,227
AP Thailand PCL NVDR	1,761,822	521,485
Asia Plus Group Holdings PCL NVDR	2,019,655	149,450
Asia Sermkij Leasing PCL	166,244	78,822
Asia Sermkij Leasing PCL NVDR	1,500	711
Aurora Design PCL NVDR	362,100	136,950
Bangchak Corp. PCL NVDR	532,828	649,835
Bangkok Airways PCL NVDR (c)	923,709	397,457
Bangkok Aviation Fuel Services PCL NVDR	342,558	218,749
Bangkok Chain Hospital PCL NVDR	1,138,862	642,975
Bangkok Commercial Asset Management PCL NVDR (c)	920,325	250,969
Bangkok Life Assurance PCL NVDR	409,951	198,866
Banpu Power PCL NVDR	769,071	309,842
BCPG PCL	534,700	98,917
BEC World PCL NVDR (c)	504,496	67,750
Betagro PCL NVDR	662,100	401,025
Beyond Securities PCL NVDR (b)	1,517,469	152,215
Central Plaza Hotel PCL NVDR (b) (c)	620,347	735,320
CH Karnchang PCL NVDR (c)	827,092	512,293
Chayo Group PCL NVDR	678,206	92,937
Chularat Hospital PCL NVDR	7,294,669	575,777
CK Power PCL NVDR (c)	2,034,524	230,844
CPN Retail Growth Leasehold REIT	1,597,100	463,974
Dhipaya Group Holdings PCL NVDR (c)	263,878	227,808
Ditto Thailand PCL NVDR	599,030	380,884
Dohome PCL NVDR	693,744	207,244
Dynasty Ceramic PCL NVDR	943,162	48,854
Eastern Polymer Group PCL NVDR	589,899	110,745

See accompanying notes to financial statements.
173

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Erawan Group PCL NVDR (c)	1,399,100	$ 180,220
Exotic Food PCL NVDR (c)	166,500	119,784
Forth Corp. PCL NVDR	393,268	176,762
Forth Smart Service PCL	513,367	89,342
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,228,670	340,105
GFPT PCL	344,300	115,120
Gunkul Engineering PCL NVDR	5,560,003	420,572
Hana Microelectronics PCL NVDR	502,681	544,184
Ichitan Group PCL NVDR	839,509	384,236
IMPACT Growth Real Estate Investment Trust	434,600	140,549
Inter Far East Energy Corp. NVDR (b) (e)	283,900	—
International Engineering PCL (b) (e)	159,640	—
IRPC PCL NVDR	8,953,500	466,232
I-TAIL Corp. PCL NVDR	423,600	233,350
Jasmine International PCL NVDR	4,665,300	296,636
Jasmine Technology Solution PCL NVDR (b) (c)	159,196	260,691
Jaymart Group Holdings PCL NVDR (c)	662,400	268,682
JMT Network Services PCL NVDR (c)	599,900	366,640
KCE Electronics PCL NVDR (c)	494,200	531,616
KGI Securities Thailand PCL NVDR	1,095,307	143,489
Khon Kaen Sugar Industry PCL	471,200	30,477
Kiatnakin Phatra Bank PCL NVDR (c)	376,835	537,045
Major Cineplex Group PCL NVDR	179,800	71,945
MBK PCL NVDR	453,400	219,943
MC Group PCL NVDR	321,400	117,153
Mega Lifesciences PCL NVDR	514,400	585,066
MK Restaurants Group PCL NVDR	342,359	333,093
Nex Point Parts PCL NVDR (b) (c)	681,511	177,440
Ngern Tid Lor PCL NVDR (c)	1,235,400	755,037
Noble Development PCL Class C, NVDR	282,600	28,657
NR Instant Produce PCL NVDR	480,590	67,174
One Enterprise Public Co. Ltd.	1,526,900	200,867
Origin Property PCL NVDR	1,249,740	239,758
Plan B Media PCL NVDR (c)	1,531,300	363,021
Precious Shipping PCL	748,579	156,948
Prima Marine PCL NVDR	1,498,036	314,079
Pruksa Holding PCL NVDR	74,300	23,621
PTG Energy PCL NVDR	1,566,799	364,996
Quality Houses PCL NVDR	1,270,200	76,586
R&B Food Supply PCL NVDR	150,900	46,733
Security Description	Shares	Value
Ramkhamhaeng Hospital PCL NVDR (c)	318,400	$ 263,970
Ratchthani Leasing PCL NVDR	3,007,858	184,655
Regional Container Lines PCL	55,500	27,836
Rojana Industrial Park PCL NVDR	1,012,154	208,048
RS PCL NVDR	627,249	221,761
S Hotels & Resorts PCL NVDR	1,897,576	141,457
Sabuy Technology PCL NVDR	538,577	67,899
Samart Corp. PCL (b)	345,800	66,341
Sansiri PCL NVDR	2,813,100	131,066
Sappe PCL	90,600	224,095
SC Asset Corp. PCL NVDR	1,982,400	202,111
SCGJWD Logistics PCL NVDR (b) (c)	531,371	225,728
Sermsang Power Corp. Co. Ltd. NVDR	565,511	125,540
Siam City Cement PCL NVDR	87,673	336,395
Sikarin PCL NVDR	860,800	238,276
Singer Thailand PCL NVDR (c)	768,701	210,675
Sino-Thai Engineering & Construction PCL NVDR	399,200	106,672
SISB PCL	229,300	257,658
SKY ICT PCL NVDR (b)	175,900	126,547
Somboon Advance Technology PCL NVDR	296,897	135,073
SPCG PCL NVDR (c)	476,021	148,726
Sri Trang Agro-Industry PCL NVDR (c)	846,678	452,490
Sri Trang Gloves Thailand PCL NVDR	191,299	45,351
Srinanaporn Marketing PCL NVDR	333,600	157,257
Srisawad Corp. PCL NVDR (c)	592,200	685,727
Star Petroleum Refining PCL NVDR (b) (c)	1,959,001	472,469
Supalai PCL NVDR	861,636	498,267
Super Energy Corp. PCL NVDR (b) (c)	4,471,894	36,768
SVI PCL	413,340	69,669
Synnex Thailand PCL	32,099	9,589
Taokaenoi Food & Marketing PCL Class R, NVDR (c)	618,200	174,511
Thai Union Group PCL NVDR	1,903,600	751,267
Thai Vegetable Oil PCL NVDR	502,799	260,443
Thaicom PCL NVDR	392,479	150,591
Thaifoods Group PCL NVDR	1,139,198	104,280
Thanachart Capital PCL NVDR	461,700	651,663
Thonburi Healthcare Group PCL NVDR (c)	330,544	366,894
Thoresen Thai Agencies PCL	921,317	165,389
Tipco Asphalt PCL NVDR	733,297	319,546
TOA Paint Thailand PCL NVDR	341,243	190,787
TQM Alpha PCL NVDR	164,000	120,233
TTW PCL NVDR	1,156,760	283,741
United Paper PCL	80,100	24,148
VGI PCL NVDR	2,305,666	105,528

See accompanying notes to financial statements.
174

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Vibhavadi Medical Center PCL NVDR (c)	3,564,300	$ 205,140
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	1,254,823	324,990
WHA Utilities & Power PCL NVDR (c)	1,979,850	218,129
		28,872,644
TURKEY — 2.6%
AG Anadolu Grubu Holding AS	97,465	822,451
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	489,493	200,022
Akcansa Cimento AS (b)	29,033	130,573
Akfen Yenilenebilir Enerji AS Class A (b)	295,617	202,853
AKIS Gayrimenkul Yatirimi AS REIT (b)	142,806	70,185
Aksa Akrilik Kimya Sanayii AS (c)	158,032	485,790
Aksa Enerji Uretim AS	233,101	253,477
Alarko Holding AS	165,608	675,700
Albaraka Turk Katilim Bankasi AS (b)	1,086,425	146,415
Alkim Alkali Kimya AS	86,996	86,372
Anadolu Anonim Turk Sigorta Sirketi (b)	133,489	284,704
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	21,801	65,365
Aygaz AS (b)	47,575	220,140
Baticim Bati Anadolu Cimento Sanayii AS (b)	70,730	267,817
Bera Holding AS	502,284	321,069
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (b)	91,953	149,787
Biotrend Cevre VE Enerji Yatirimlari AS (b)	208,712	112,252
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS	132,790	106,143
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (b)	54,558	206,582
Bursa Cimento Fabrikasi AS	570,802	141,854
Can2 Termik AS (b)	263,602	147,233
Cimsa Cimento Sanayi VE Ticaret AS	386,154	376,939
CW Enerji Muhendislik Ticaret VE Sanayi AS (b)	22,235	180,584
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (b)	132,585	198,878
Dogan Sirketler Grubu Holding AS (c)	1,023,273	423,517
Eczacibasi Yatirim Holding Ortakligi AS	2,594	18,682
EGE Endustri VE Ticaret AS	1,216	560,885
Security Description	Shares	Value
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	214,878	$ 336,079
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	993,574	296,979
Enerya Enerji AS (b)	10,370	50,645
Erbosan Erciyas Boru Sanayii ve Ticaret AS	305	2,517
Europen Endustri Insaat Sanayi VE Ticaret AS (b)	221,218	109,611
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	65,102	297,016
Fenerbahce Futbol AS (b)	7,810	19,820
Galata Wind Enerji AS	154,827	119,164
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (b)	405,301	82,559
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	57,764	119,449
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (b)	105,562	222,857
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	160,417	44,527
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (b) (c)	106,196	126,968
Is Finansal Kiralama AS (b)	268,834	84,925
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	608,121	273,873
Izdemir Enerji Elektrik Uretim AS (b)	65,352	54,339
Izmir Demir Celik Sanayi AS (b)	298,043	63,566
Jantsa Jant Sanayi Ve Ticaret AS	17,070	171,481
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS (b)	104,965	192,721
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (c)	913,071	644,614
Karel Elektronik Sanayi ve Ticaret AS (b)	30,760	13,302
Karsan Otomotiv Sanayii Ve Ticaret AS (b)	139,076	43,375
Kayseri Seker Fabrikasi AS	125,727	112,390
Kerevitas Gida Sanayi ve Ticaret AS (b)	237,473	92,341
Kiler Holding AS (b)	202,879	267,646
Kimteks Poliuretan Sanayi VE Ticaret AS	59,271	105,344
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (b)	83,705	52,212
Kocaer Celik Sanayi Ve Ticaret AS	62,310	87,710
Konya Cimento Sanayii AS (b)	665	201,749
Kordsa Teknik Tekstil AS (b) (c)	79,764	212,157

See accompanying notes to financial statements.
175

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	181,169	$ 268,685
Koza Polyester Sanayi VE Ticaret AS (b)	53,232	75,853
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (b)	68,363	93,822
Logo Yazilim Sanayi Ve Ticaret AS	61,938	150,288
Margun Enerji Uretim Sanayi VE Ticaret AS	210,182	104,922
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)	377,408	822,430
MIA Teknoloji AS (b)	170,171	326,908
MLP Saglik Hizmetleri AS (b) (d)	123,619	698,490
Nuh Cimento Sanayi AS	45,835	415,111
ODAS Elektrik Uretim ve Sanayi Ticaret AS (b) (c)	792,669	218,307
Otokar Otomotiv Ve Savunma Sanayi AS	35,626	509,855
Oyak Yatirim Menkul Degerler AS (b)	44,614	57,560
Pasifik Gayrimenkul Yatirim Ortakligi REIT	99,344	19,653
Peker Gayrimenkul Yatirim Ortakligi AS REIT (b)	303,802	118,133
Penta Teknoloji Urunleri Dagitim Ticaret AS (b)	107,173	60,921
Petkim Petrokimya Holding AS (b)	1,146,431	707,660
Politeknik Metal Sanayi ve Ticaret AS	578	367,682
Qua Granite Hayal (b)	793,625	98,369
Reeder Teknoloji Sanayi VE Ticaret AS (b)	172,581	261,603
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	206,661	226,770
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	400,380	377,213
SDT Uzay VE Savunma Teknolojileri AS	11,783	109,901
Sekerbank Turk AS	1,248,262	160,123
Selcuk Ecza Deposu Ticaret ve Sanayi AS	175,287	278,220
Servet Gayrimenkul Yatirim Ortakligi AS REIT (b)	1,582	13,496
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (b)	318,596	38,899
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (b)	119,264	204,598
Sok Marketler Ticaret AS	252,654	452,172
TAB Gida Sanayi Ve Ticaret AS Class A (b)	21,569	88,737
Tarkim Bitki Koruma Sanayi VE Ticaret AS (b)	2,184	42,867
Tat Gida Sanayi AS (b)	131,913	101,773
TAV Havalimanlari Holding AS (b)	110,895	610,142
Security Description	Shares	Value
Tekfen Holding AS	164,956	$ 210,172
Tukas Gida Sanayi ve Ticaret AS (b)	425,393	104,928
Turkiye Sigorta AS	152,667	233,870
Turkiye Sinai Kalkinma Bankasi AS (b)	844,410	221,073
Ulker Biskuvi Sanayi AS (b)	133,822	426,880
Vestel Beyaz Esya Sanayi ve Ticaret AS	295,681	174,564
Vestel Elektronik Sanayi ve Ticaret AS (b) (c)	112,846	296,486
Yeni Gimat Gayrimenkul Ortakligi AS REIT	134,785	183,313
YEO Teknoloji Enerji VE Endustri AS (b)	25,440	158,056
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	424,156	78,926
Zorlu Enerji Elektrik Uretim AS (b)	1,065,440	187,058
		21,714,694
UNITED ARAB EMIRATES — 0.7%
Abu Dhabi Aviation Co.	26,738	49,439
Agthia Group PJSC	203,718	325,643
Ajman Bank PJSC (b)	794,262	402,300
Al Waha Capital PJSC (b)	671,177	312,541
AL Yah Satellite Communications Co-PJSC-Yah Sat	793,193	475,199
Amanat Holdings PJSC	1,246,901	366,716
Amlak Finance PJSC (b)	558,898	127,237
Arabtec Holding PJSC (b) (e)	483,581	—
Aramex PJSC	478,531	319,264
Dana Gas PJSC	5,071,492	894,920
Deyaar Development PJSC (b)	2,655,268	584,966
Eshraq Investments PJSC (b)	1,609,385	123,590
Gulf Navigation Holding PJSC (b)	270,004	449,982
Invictus Investment Co. PLC	302,476	214,983
Manazel PJSC (b)	1,482,346	123,926
Orascom Construction PLC	23,629	134,147
RAK Properties PJSC	1,030,154	367,491
Ras Al Khaimah Ceramics	360,042	267,664
Shuaa Capital PSC (b)	359,932	11,174
Taaleem Holdings PJSC	262,145	264,130
Union Properties PJSC (b)	1,926,158	214,530
Yalla Group Ltd. ADR (b)	54,108	260,259
		6,290,101
UNITED KINGDOM — 0.0% (a)
Pan African Resources PLC	945,155	269,028
UNITED STATES — 0.2%
Belite Bio, Inc. ADR (b) (c)	5,272	202,287
CBAK Energy Technology, Inc. (b) (c)	18,350	19,084
JS Global Lifestyle Co. Ltd. (d)	1,211,500	222,906
Seanergy Maritime Holdings Corp.	15,738	136,920

See accompanying notes to financial statements.
176

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sirnaomics Ltd. (b) (c) (d)	63,650	$ 68,558
Structure Therapeutics, Inc. ADR (b)	10,067	431,472
Titan Cement International SA	33,803	969,267
		2,050,494
TOTAL COMMON STOCKS (Cost $763,180,195)		849,083,836

PREFERRED STOCKS — 0.0% (a)
BRAZIL — 0.0% (a)
Track & Field Co. SA 1.77% (Cost $107,348)	44,600	108,703
RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Gafisa SA (expiring 04/17/24) (b)	55,562	444
INDIA — 0.0% (a)
Hindustan Construction Co. Ltd. (expiring 04/05/24) (b)	94,202	10,561
THAILAND — 0.0%
Tera Rates Rec R (expiring 03/29/24) (b) (e)	12,252	—
TOTAL RIGHTS (Cost $13,411)		11,005
WARRANTS — 0.0% (a)
BRAZIL — 0.0% (a)
Infracommerce CXAAS SA (expiring 12/18/24) (b)	55,643	1,112
GREECE — 0.0% (a)
Diana Shipping, Inc. (expiring 12/14/26) (b)	17,882	8,583
MALAYSIA — 0.0% (a)
Eco World Development Group Bhd. (expiring 04/12/29) (b)	49,240	3,537
THAILAND — 0.0% (a)
Chayo Group PCL (expiring 12/07/25) NVDR (b)	66,431	1,002
Kiatnakin Phatra Bank PCL (expiring 03/17/26) NVDR (b)	27,203	1,245
Security Description	Shares	Value
RS PCL (expiring 01/16/26) NVDR (b)	62,295	$ 8,502
VGI PCL (expiring 05/23/27) (b)	1,159,330	2,224
		12,973
TOTAL WARRANTS (Cost $11,397)		26,205
SHORT-TERM INVESTMENT — 1.3%
State Street Navigator Securities Lending Portfolio II (f) (g) (Cost $11,031,686)	11,031,686	11,031,686
TOTAL INVESTMENTS — 101.8% (Cost $774,344,037)		860,261,435
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(15,396,654)
NET ASSETS — 100.0%		$ 844,864,781
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2024.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.7% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the security is $197,586, representing 0.04% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
177

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	25	06/21/2024	$1,309,600	$1,311,178	$1,578

During the period ended March 31, 2024, the average notional value related to futures contracts was $3,420,256.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$844,087,637	$4,798,613	$197,586	$849,083,836
Preferred Stocks	108,703	—	—	108,703
Rights	11,005	—	0(a)	11,005
Warrants	26,205	—	0(a)	26,205
Short-Term Investment	11,031,686	—	—	11,031,686
TOTAL INVESTMENTS	$855,265,236	$4,798,613	$197,586	$860,261,435
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 1,578	$ —	$ —	$ 1,578
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,578	$ —	$ —	$ 1,578
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.
Sector Breakdown as of March 31, 2024

% of Net Assets
Information Technology	19.2%
Industrials	18.6
Materials	12.6
Consumer Discretionary	11.5
Financials	9.1
Health Care	8.8
Real Estate	6.2
Consumer Staples	6.1
Communication Services	3.2
Utilities	2.8
Energy	2.4
Short-Term Investment	1.3
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,142,304	$ 3,142,933	$17,732,447	$20,876,412	$1,032	$—	—	$ —	$ 36,321
State Street Navigator Securities Lending Portfolio II	13,157,590	13,157,590	30,223,006	32,348,910	—	—	11,031,686	11,031,686	141,593
Total		$16,300,523	$47,955,453	$53,225,322	$1,032	$—		$11,031,686	$177,914
See accompanying notes to financial statements.
178

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 1.4%
APA Group Stapled Security	496,909	$ 2,726,383
BELGIUM — 1.8%
Solvay SA (a)	136,206	3,721,692
CANADA — 20.0%
Atco Ltd. Class I (a)	71,605	1,995,363
Bank of Montreal (a)	14,782	1,444,611
Bank of Nova Scotia (a)	44,160	2,286,563
BCE, Inc.	74,163	2,522,611
Canadian Imperial Bank of Commerce (a)	38,518	1,954,577
Canadian Natural Resources Ltd. (a)	30,355	2,317,814
Canadian Tire Corp. Ltd. Class A (a)	18,843	1,881,167
Canadian Utilities Ltd. Class A (a)	98,987	2,256,604
Canadian Western Bank (a)	61,277	1,276,934
Capital Power Corp. (a)	95,455	2,695,241
Emera, Inc.	64,321	2,265,791
Great-West Lifeco, Inc. (a)	46,337	1,483,332
Keyera Corp. (a)	107,082	2,760,828
Manulife Financial Corp.	72,364	1,809,033
Northland Power, Inc. (a)	113,430	1,854,946
Pembina Pipeline Corp. (a)	70,907	2,505,127
Power Corp. of Canada (a)	59,377	1,666,461
Sun Life Financial, Inc.	27,455	1,499,501
TELUS Corp. (b)	133,246	2,133,708
TELUS Corp. (b) (c)	10,122	162,087
Toronto-Dominion Bank	24,380	1,472,799
		40,245,098
CHINA — 1.3%
Ping An Insurance Group Co. of China Ltd. Class H	625,500	2,641,399
FINLAND — 1.8%
Elisa OYJ	44,162	1,972,187
Kone OYJ Class B	34,194	1,593,139
		3,565,326
FRANCE — 1.9%
Bouygues SA	56,317	2,300,910
Wendel SE	14,111	1,441,692
		3,742,602
GERMANY — 1.6%
Allianz SE	5,393	1,618,029
Deutsche Post AG	35,245	1,519,349
		3,137,378
HONG KONG — 8.0%
CK Infrastructure Holdings Ltd.	432,303	2,529,816
CLP Holdings Ltd.	258,500	2,059,360
Henderson Land Development Co. Ltd.	1,183,883	3,373,252
Power Assets Holdings Ltd.	454,053	2,657,096
Security Description	Shares	Value
Sino Land Co. Ltd.	2,815,264	$ 2,924,454
Sun Hung Kai Properties Ltd.	254,739	2,455,782
		15,999,760
IRELAND — 1.0%
Smurfit Kappa Group PLC (a)	44,191	2,017,390
ITALY — 2.7%
A2A SpA	1,022,274	1,847,638
Hera SpA	539,149	1,901,729
Terna - Rete Elettrica Nazionale	205,889	1,703,278
		5,452,645
JAPAN — 13.3%
Electric Power Development Co. Ltd.	97,700	1,600,629
ENEOS Holdings, Inc.	389,593	1,870,675
EXEO Group, Inc. (a)	143,000	1,514,612
Japan Metropolitan Fund Invest REIT	2,663	1,659,261
Lixil Corp.	164,600	2,023,989
Mitsubishi Gas Chemical Co., Inc. (a)	88,200	1,475,002
MS&AD Insurance Group Holdings, Inc.	98,862	1,740,512
Nomura Real Estate Holdings, Inc.	52,000	1,464,707
Open House Group Co. Ltd. (a)	53,000	1,709,994
SBI Holdings, Inc. (a)	59,810	1,562,976
Sekisui House Ltd.	65,900	1,495,263
Sumitomo Mitsui Trust Holdings, Inc.	64,508	1,388,662
Takeda Pharmaceutical Co. Ltd.	64,506	1,791,395
Takeuchi Manufacturing Co. Ltd.	45,600	1,819,842
Toyo Tire Corp.	98,100	1,845,391
Yamato Kogyo Co. Ltd. (a)	30,800	1,746,510
		26,709,420
NORWAY — 0.7%
Orkla ASA	197,475	1,393,243
PORTUGAL — 0.7%
EDP - Energias de Portugal SA	369,814	1,441,831
SAUDI ARABIA — 1.5%
Saudi Electricity Co.	299,054	1,577,200
Saudi Telecom Co.	146,228	1,543,962
		3,121,162
SOUTH KOREA — 2.9%
KT&G Corp.	45,767	3,185,417
LG Uplus Corp.	357,974	2,672,341
		5,857,758
SWEDEN — 0.8%
Husqvarna AB Class B (a)	199,782	1,712,214
SWITZERLAND — 6.3%
Adecco Group AG	59,484	2,355,056
Baloise Holding AG	11,099	1,741,189
Helvetia Holding AG	11,120	1,534,602

See accompanying notes to financial statements.
179

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Julius Baer Group Ltd.	32,089	$ 1,855,440
Swiss Life Holding AG	2,330	1,635,424
Swisscom AG (c)	3,018	1,847,591
Zurich Insurance Group AG	3,346	1,806,550
		12,775,852
TAIWAN — 1.3%
Vanguard International Semiconductor Corp.	967,000	2,562,270
UNITED KINGDOM — 3.6%
IG Group Holdings PLC	187,518	1,729,239
Legal & General Group PLC	758,774	2,438,478
Schroders PLC	293,305	1,395,369
Unilever PLC	34,682	1,741,747
		7,304,833
UNITED STATES — 26.3%
Altria Group, Inc.	98,660	4,303,549
Amcor PLC	224,835	2,138,181
Avista Corp.	62,035	2,172,466
Boston Properties, Inc. REIT	32,878	2,147,262
Columbia Banking System, Inc.	66,110	1,279,228
First Interstate BancSystem, Inc. Class A	64,060	1,743,073
Getty Realty Corp. REIT	89,938	2,459,804
Highwoods Properties, Inc. REIT	155,331	4,066,566
Holcim AG	20,919	1,896,575
Janus Henderson Group PLC	53,790	1,769,153
KeyCorp	124,895	1,974,590
Leggett & Platt, Inc.	125,457	2,402,502
LTC Properties, Inc. REIT	91,108	2,961,921
LyondellBasell Industries NV Class A	22,982	2,350,599
Northwest Bancshares, Inc.	156,396	1,822,013
ONEOK, Inc.	32,180	2,579,871
Pfizer, Inc.	84,680	2,349,870
Philip Morris International, Inc.	24,511	2,245,698
Provident Financial Services, Inc.	93,480	1,362,004
Roche Holding AG	5,624	1,434,254
Security Description	Shares	Value
Sanofi SA	15,800	$ 1,552,141
Verizon Communications, Inc.	73,216	3,072,143
Western Union Co.	200,772	2,806,793
		52,890,256
TOTAL COMMON STOCKS (Cost $204,992,942)		199,018,512

SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	73,580	73,602
State Street Navigator Securities Lending Portfolio II (f) (g)	12,678,891	12,678,891
TOTAL SHORT-TERM INVESTMENTS (Cost $12,793,556)		12,752,493
TOTAL INVESTMENTS — 105.2% (Cost $217,786,498)		211,771,005
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(10,558,011)
NET ASSETS — 100.0%		$ 201,212,994
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
180

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At  March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	06/21/2024	$258,740	$265,425	$ 6,685
MSCI EAFE Index (long)	7	06/21/2024	825,279	824,985	(294)
S&P/TSX 60 Index (long)	2	06/20/2024	392,236	396,497	4,261
					$10,652

During the period ended March 31, 2024, the average notional value related to futures contracts was $1,881,205.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$198,856,425	$162,087	$—	$199,018,512
Short-Term Investments	12,752,493	—	—	12,752,493
TOTAL INVESTMENTS	$ 211,608,918	$162,087	$—	$ 211,771,005
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 10,946	$ —	$—	$ 10,946
Futures Contracts - Unrealized Depreciation	(294)	—	—	(294)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 10,652	$ —	$—	$ 10,652
Sector Breakdown as of March 31, 2024

% of Net Assets
Financials	25.9%
Utilities	16.6
Real Estate	11.7
Communication Services	7.9
Materials	7.6
Industrials	7.4
Consumer Staples	6.4
Energy	6.0
Consumer Discretionary	4.6
Health Care	3.5
Information Technology	1.3
Short-Term Investments	6.3
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
181

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	789,646	$ 789,804	$ 6,007,998	$ 6,724,273	$77	$ (4)	73,580	$ 73,602	$ 9,657
State Street Navigator Securities Lending Portfolio II	20,930,864	20,930,864	45,746,490	53,998,463	—	—	12,678,891	12,678,891	37,637
Total		$21,720,668	$51,754,488	$60,722,736	$77	$ (4)		$12,752,493	$47,294
See accompanying notes to financial statements.
182

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
ARGENTINA — 0.2%
Corp. America Airports SA (a) (b)	54,933	$ 922,874
AUSTRALIA — 8.9%
Atlas Arteria Ltd. Stapled Security	2,147,326	7,466,880
Dalrymple Bay Infrastructure Ltd.	479,766	857,618
Qube Holdings Ltd. (b)	3,351,891	7,456,898
Transurban Group Stapled Security	2,316,855	20,133,395
		35,914,791
BRAZIL — 1.0%
Centrais Eletricas Brasileiras SA ADR (b)	168,621	1,407,986
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (b)	55,711	937,616
Cia Energetica de Minas Gerais ADR	238,979	590,278
Companhia Paranaense de Energia ADR (b)	42,522	328,270
Ultrapar Participacoes SA ADR	158,800	908,336
		4,172,486
CANADA — 8.1%
Enbridge, Inc. (b)	465,710	16,845,745
Keyera Corp. (b)	50,176	1,293,657
Pembina Pipeline Corp. (b)	120,418	4,254,339
TC Energy Corp.	227,350	9,146,081
Westshore Terminals Investment Corp.	64,350	1,218,287
		32,758,109
CHINA — 4.4%
Anhui Expressway Co. Ltd. Class H	570,000	631,436
Beijing Capital International Airport Co. Ltd. Class H (a) (b)	3,280,000	993,247
CGN Power Co. Ltd. Class H (c)	1,730,000	512,825
China Gas Holdings Ltd.	478,800	431,911
China Longyuan Power Group Corp. Ltd. Class H	545,000	381,603
China Merchants Port Holdings Co. Ltd.	2,469,354	2,962,676
China Resources Gas Group Ltd.	147,200	469,260
China Resources Power Holdings Co. Ltd.	290,000	676,603
COSCO SHIPPING Ports Ltd. (b)	2,840,243	1,560,483
Jiangsu Expressway Co. Ltd. Class H	2,318,000	2,372,363
Kunlun Energy Co. Ltd.	650,000	542,328
Shenzhen Expressway Corp. Ltd. Class H	1,164,000	1,017,289
Shenzhen International Holdings Ltd.	2,542,930	1,952,738
Sichuan Expressway Co. Ltd. Class H	1,292,000	482,037
Security Description	Shares	Value
Yuexiu Transport Infrastructure Ltd.	1,778,000	$ 872,365
Zhejiang Expressway Co. Ltd. Class H	3,077,840	1,974,172
		17,833,336
FRANCE — 6.5%
Aeroports de Paris SA	75,112	10,310,473
Engie SA	286,060	4,791,733
Gaztransport Et Technigaz SA	4,793	716,937
Getlink SE	615,744	10,493,755
		26,312,898
GERMANY — 2.2%
E.ON SE	366,176	5,095,631
Fraport AG Frankfurt Airport Services Worldwide (a)	68,430	3,610,969
		8,706,600
HONG KONG — 0.3%
Hutchison Port Holdings Trust Stapled Security	9,421,800	1,187,147
ITALY — 2.6%
Enav SpA (c)	483,145	2,024,570
Enel SpA	1,260,250	8,328,387
		10,352,957
JAPAN — 1.7%
Japan Airport Terminal Co. Ltd.	176,700	6,968,993
MEXICO — 7.0%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (b)	65,401	5,172,565
Grupo Aeroportuario del Pacifico SAB de CV ADR	74,329	12,128,263
Grupo Aeroportuario del Sureste SAB de CV ADR	34,724	11,065,844
		28,366,672
NEW ZEALAND — 3.1%
Auckland International Airport Ltd.	2,491,786	12,445,359
NORWAY — 0.2%
Frontline PLC	31,216	708,997
SINGAPORE — 1.2%
SATS Ltd. (a)	1,980,121	3,814,697
SIA Engineering Co. Ltd.	490,600	821,544
		4,636,241
SPAIN — 7.9%
Aena SME SA (c)	101,702	20,039,971
Iberdrola SA	953,345	11,835,396
		31,875,367
SWITZERLAND — 2.0%
Flughafen Zurich AG	36,120	8,204,899
UNITED KINGDOM — 2.0%
National Grid PLC	608,213	8,190,345

See accompanying notes to financial statements.
183

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
UNITED STATES — 40.2%
American Electric Power Co., Inc.	85,745	$ 7,382,644
American Water Works Co., Inc.	31,786	3,884,567
Antero Midstream Corp.	74,607	1,048,974
Cheniere Energy, Inc.	52,160	8,412,365
Consolidated Edison, Inc.	56,306	5,113,148
Constellation Energy Corp.	52,080	9,626,988
Dominion Energy, Inc.	136,476	6,713,254
DT Midstream, Inc.	21,233	1,297,336
Duke Energy Corp.	125,789	12,165,054
Edison International	62,521	4,422,110
Equitrans Midstream Corp.	94,958	1,186,025
Exelon Corp.	162,384	6,100,767
Kinder Morgan, Inc.	423,702	7,770,695
NextEra Energy, Inc.	319,631	20,427,617
ONEOK, Inc.	127,644	10,233,220
PG&E Corp.	348,000	5,832,480
Public Service Enterprise Group, Inc.	81,315	5,430,216
Sempra	102,643	7,372,847
Southern Co.	177,908	12,763,120
Targa Resources Corp.	48,863	5,472,167
WEC Energy Group, Inc.	51,484	4,227,866
Williams Cos., Inc.	266,521	10,386,323
Xcel Energy, Inc.	90,022	4,838,683
		162,108,466
TOTAL COMMON STOCKS (Cost $397,741,016)		401,666,537

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	1,075,378	1,075,701
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	2,737,305	$ 2,737,305
TOTAL SHORT-TERM INVESTMENTS (Cost $3,813,050)		3,813,006
TOTAL INVESTMENTS — 100.5% (Cost $401,554,066)		405,479,543
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(1,957,390)
NET ASSETS — 100.0%		$ 403,522,153
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.6% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$401,666,537	$—	$—	$401,666,537
Short-Term Investments	3,813,006	—	—	3,813,006
TOTAL INVESTMENTS	$405,479,543	$—	$—	$405,479,543

See accompanying notes to financial statements.
184

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Sector Breakdown as of March 31, 2024

% of Net Assets
Industrials	39.9%
Utilities	39.9
Energy	19.7
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,368,672	$1,368,945	$12,322,081	$12,614,490	$(791)	$(44)	1,075,378	$1,075,701	$17,046
State Street Navigator Securities Lending Portfolio II	7,690,543	7,690,543	61,517,024	66,470,262	—	—	2,737,305	2,737,305	23,266
Total		$9,059,488	$73,839,105	$79,084,752	$(791)	$(44)		$3,813,006	$40,312
See accompanying notes to financial statements.
185

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 5.2%
APA Group Stapled Security	1,004,111	$ 5,509,240
Coles Group Ltd.	500,607	5,532,536
GPT Group REIT	2,058,744	6,138,079
Metcash Ltd.	1,179,705	3,009,291
Sonic Healthcare Ltd.	197,460	3,788,681
		23,977,827
CANADA — 14.8%
Atco Ltd. Class I (a)	77,420	2,157,405
BCE, Inc. (a)	211,626	7,198,334
Canadian Utilities Ltd. Class A (a)	204,521	4,662,459
Emera, Inc. (a)	194,512	6,851,940
Fortis, Inc. (a)	129,841	5,135,112
Gibson Energy, Inc. (a)	303,477	5,171,387
Hydro One Ltd. (b)	128,729	3,757,469
Northland Power, Inc. (a)	336,176	5,497,561
Parkland Corp. (a)	109,271	3,483,430
Rogers Communications, Inc. Class B	81,866	3,357,519
Sun Life Financial, Inc.	106,159	5,798,050
TC Energy Corp. (a)	227,005	9,132,202
TELUS Corp. (c)	372,861	5,970,736
TELUS Corp. (c) (d)	29,640	474,634
		68,648,238
CHINA — 0.6%
CGN Power Co. Ltd. Class H (b)	9,615,000	2,850,181
FINLAND — 1.6%
Elisa OYJ	95,715	4,274,440
Orion OYJ Class B	85,562	3,194,508
		7,468,948
FRANCE — 2.4%
Bouygues SA	164,893	6,736,934
Gecina SA REIT	42,833	4,378,474
		11,115,408
GERMANY — 1.3%
Allianz SE	20,774	6,232,698
HONG KONG — 3.3%
HKT Trust & HKT Ltd. Stapled Security	1,997,000	2,329,614
Power Assets Holdings Ltd.	750,500	4,391,889
Sun Hung Kai Properties Ltd.	872,500	8,411,237
		15,132,740
ITALY — 3.4%
Italgas SpA	658,798	3,842,110
Snam SpA	1,445,521	6,831,647
Terna - Rete Elettrica Nazionale	606,889	5,020,671
		15,694,428
JAPAN — 21.5%
Advance Residence Investment Corp. REIT	1,321	2,924,015
Security Description	Shares	Value
Astellas Pharma, Inc. (a)	406,900	$ 4,368,909
Chiba Bank Ltd.	451,700	3,753,099
Concordia Financial Group Ltd.	799,200	4,009,070
Daiwa House Industry Co. Ltd.	114,500	3,394,638
Daiwa House REIT Investment Corp.	3,015	5,151,667
DIC Corp.	113,600	2,165,489
Hachijuni Bank Ltd.	593,400	3,993,379
Japan Real Estate Investment Corp. REIT (a)	1,288	4,587,083
Kajima Corp.	194,800	3,983,653
Kirin Holdings Co. Ltd.	284,300	3,948,585
Kuraray Co. Ltd.	390,300	4,166,174
MS&AD Insurance Group Holdings, Inc.	332,700	5,857,340
Nippon Building Fund, Inc. REIT	1,114	4,453,203
Nippon Prologis REIT, Inc.	2,322	4,136,319
Obayashi Corp.	409,700	4,855,112
Osaka Gas Co. Ltd.	118,400	2,658,318
Sankyu, Inc.	66,800	2,292,505
Sekisui Chemical Co. Ltd.	244,600	3,568,514
Sekisui House Ltd.	176,300	4,000,226
Sekisui House Reit, Inc.	4,065	2,180,964
Seven Bank Ltd. (a)	1,816,900	3,517,471
Shizuoka Financial Group, Inc.	355,800	3,375,921
SoftBank Corp. (a)	397,500	5,097,939
Takeda Pharmaceutical Co. Ltd. (a)	175,500	4,873,808
USS Co. Ltd.	301,200	2,486,699
		99,800,100
MALAYSIA — 0.7%
Tenaga Nasional Bhd.	1,284,400	3,050,212
NEW ZEALAND — 0.4%
Spark New Zealand Ltd.	681,762	1,943,148
NORWAY — 0.5%
Orkla ASA	319,523	2,254,327
PORTUGAL — 1.0%
EDP - Energias de Portugal SA	1,183,270	4,613,333
RUSSIA — 0.0%
Inter RAO UES PJSC (e)	71,668,770	—
SINGAPORE — 3.8%
Mapletree Logistics Trust REIT	5,705,800	6,172,546
Singapore Exchange Ltd.	585,200	3,993,548
Singapore Technologies Engineering Ltd.	1,246,400	3,712,602
Venture Corp. Ltd.	343,300	3,629,884
		17,508,580
SOUTH AFRICA — 0.6%
Shoprite Holdings Ltd. (a)	230,097	3,006,678
SOUTH KOREA — 2.7%
Korea Zinc Co. Ltd.	15,903	5,368,924
KT&G Corp.	101,705	7,078,743
		12,447,667

See accompanying notes to financial statements.
186

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SPAIN — 3.9%
Enagas SA	361,945	$ 5,380,746
Iberdrola SA	449,532	5,580,760
Redeia Corp. SA	424,953	7,253,692
		18,215,198
SWITZERLAND — 9.0%
Baloise Holding AG	32,285	5,064,806
DKSH Holding AG	28,113	1,914,880
Galenica AG (b)	25,554	2,133,519
Novartis AG	30,926	2,999,894
PSP Swiss Property AG	29,582	3,882,083
Sandoz Group AG (d)	81,086	2,449,595
SGS SA (a) (d)	63,081	6,128,109
Swiss Prime Site AG	45,901	4,334,273
Swisscom AG (d)	8,882	5,437,476
Zurich Insurance Group AG	13,237	7,146,834
		41,491,469
TAIWAN — 7.4%
Asia Cement Corp.	2,095,000	2,680,652
Chicony Electronics Co. Ltd.	993,000	6,872,670
Chunghwa Telecom Co. Ltd.	1,294,000	5,074,351
Radiant Opto-Electronics Corp.	849,000	4,576,140
Taiwan Mobile Co. Ltd.	1,434,000	4,570,375
Uni-President Enterprises Corp.	2,464,000	5,882,157
Zhen Ding Technology Holding Ltd.	1,186,000	4,632,306
		34,288,651
THAILAND — 1.6%
Advanced Info Service PCL NVDR	780,300	4,362,623
Home Product Center PCL NVDR	10,417,321	3,054,891
		7,417,514
UNITED KINGDOM — 9.2%
British American Tobacco PLC	412,504	12,537,561
IG Group Holdings PLC	366,411	3,378,941
National Grid PLC	522,141	7,031,278
Reckitt Benckiser Group PLC	59,380	3,384,532
Severn Trent PLC	168,196	5,248,098
Unilever PLC	107,106	5,378,917
United Utilities Group PLC	425,346	5,529,005
		42,488,332
UNITED STATES — 3.9%
Holcim AG	65,096	5,901,787
Nestle SA	33,416	3,552,328
Roche Holding AG	16,655	4,247,423
Security Description	Shares	Value
Sanofi SA	45,640	$ 4,483,527
		18,185,065
TOTAL COMMON STOCKS (Cost $461,339,153)		457,830,742

SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (f) (g)	679,195	679,399
State Street Navigator Securities Lending Portfolio II (h) (i)	30,462,961	30,462,961
TOTAL SHORT-TERM INVESTMENTS (Cost $31,142,360)		31,142,360
TOTAL INVESTMENTS — 105.5% (Cost $492,481,513)		488,973,102
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(25,561,830)
NET ASSETS — 100.0%		$ 463,411,272
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Non-income producing security.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
187

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$457,356,108	$474,634	$ 0(a)	$457,830,742
Short-Term Investments	31,142,360	—	—	31,142,360
TOTAL INVESTMENTS	$488,498,468	$474,634	$ 0	$488,973,102
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2024.
Sector Breakdown as of March 31, 2024

% of Net Assets
Utilities	22.2%
Real Estate	13.0
Financials	12.1
Consumer Staples	12.0
Communication Services	10.8
Health Care	7.0
Industrials	6.4
Materials	4.4
Information Technology	4.3
Energy	3.8
Consumer Discretionary	2.8
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(5.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	258,757	$ 258,809	$ 10,218,761	$ 9,798,401	$230	$—	679,195	$ 679,399	$ 8,618
State Street Navigator Securities Lending Portfolio II	31,486,306	31,486,306	120,381,404	121,404,749	—	—	30,462,961	30,462,961	71,850
Total		$ 31,745,115	$130,600,165	$131,203,150	$230	$—		$31,142,360	$80,468
See accompanying notes to financial statements.
188

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2024 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI Climate Paris Aligned ETF	SPDR MSCI ACWI ex-US ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,355,032,051	$ 110,469,643	$1,583,365,895	$262,925,130
Investments in affiliated issuers, at value	13,114,701	3,680,038	66,515,119	8,690,293
Total Investments	3,368,146,752	114,149,681	1,649,881,014	271,615,423
Foreign currency, at value	533,194	187,036	6,188,902	478,863
Net cash at broker	—	23,049	249,996	—
Cash	—	9	6,350	—
Receivable from broker — accumulated variation margin on futures contracts	—	9,930	10,255	—
Receivable for investments sold	—	—	802,841	42,737
Dividends receivable — unaffiliated issuers	4,246,567	180,202	5,500,417	923,844
Dividends receivable — affiliated issuers	3,387	3,007	2,824	667
Securities lending income receivable — unaffiliated issuers	34	360	2,476	—
Securities lending income receivable — affiliated issuers	1,004	1,284	57,002	9,926
Receivable for foreign taxes recoverable	6,158,887	134,445	2,766,031	336,324
Other receivable	21,909	1,382	—	1,382
TOTAL ASSETS	3,379,111,734	114,690,385	1,665,468,108	273,409,166
LIABILITIES
Due to custodian	—	—	—	—
Payable upon return of securities loaned	12,853,695	2,933,504	65,653,165	8,454,588
Payable for investments purchased	—	19,103	—	—
Deferred foreign taxes payable	—	70,169	2,131,140	—
Advisory fee payable	800,721	11,244	402,683	44,534
Trustees’ fees and expenses payable	1,442	92	1,138	183
Accrued expenses and other liabilities	1,639,636	—	—	—
TOTAL LIABILITIES	15,295,494	3,034,112	68,188,126	8,499,305
NET ASSETS	$3,363,816,240	$ 111,656,273	$1,597,279,982	$264,909,861
NET ASSETS CONSIST OF:
Paid-in capital	$3,658,436,332	$ 114,600,829	$1,651,095,670	$253,789,678
Total distributable earnings (loss)**	(294,620,092)	(2,944,556)	(53,815,688)	11,120,183
NET ASSETS	$3,363,816,240	$ 111,656,273	$1,597,279,982	$264,909,861
NET ASSET VALUE PER SHARE
Net asset value per share	$ 52.44	$ 33.84	$ 28.37	$ 41.39
Shares outstanding (unlimited amount authorized, $0.01 par value)	64,150,967	3,300,000	56,299,982	6,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,942,447,236	$ 97,595,314	$1,439,043,885	$240,102,803
Investments in affiliated issuers	13,114,701	3,680,705	66,515,119	8,690,303
Total cost of investments	$2,955,561,937	$101,276,019	$1,505,559,004	$248,793,106
Foreign currency, at cost	$ 535,305	$ 190,121	$ 6,267,799	$ 480,256
* Includes investments in securities on loan, at value	$ 14,032,201	$ 3,433,255	$ 83,311,479	$ 10,908,075
** Includes deferred foreign taxes	$ —	$ 70,169	$ 2,131,140	$ —
See accompanying notes to financial statements.
189

SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF

$ 962,969,599	$ 81,164,635	$44,834,384	$112,910,215	$340,295,768	$ 374,828,998	$849,229,749
27,470,539	1,007,218	396,458	3,296,825	5,836,849	597,769	11,031,686
990,440,138	82,171,853	45,230,842	116,207,040	346,132,617	375,426,767	860,261,435
3,432,498	256,520	47,880	143,709	442,974	517,799	1,499,420
—	—	—	—	—	44,544	44,941
—	—	4,449	—	—	—	193,639
—	—	—	—	—	1,743	1,650
992,104	—	—	227,071	—	546,272	91,517
3,839,400	235,438	121,811	224,096	376,151	820,660	1,042,087
496	217	61	1,019	1,012	3,984	580
—	353	313	169	5,065	16,314	231,638
20,477	232	106	1,361	6,381	61	38,413
2,563,180	2,377	278	74,536	—	1,795	44,214
—	1,382	—	—	—	—	—
1,001,288,293	82,668,372	45,405,740	116,879,001	346,964,200	377,379,939	863,449,534

—	23,747	—	199,591	218,938	1,444	—
27,302,283	856,311	338,175	3,109,099	5,054,226	—	11,031,686
—	—	—	15,721	26,053	—	39,851
—	513,934	293,319	—	3,913,776	1,800,703	7,044,004
246,271	20,538	11,541	27,937	137,555	155,738	469,201
586	97	25	—	316	—	11
—	1,112	—	—	—	—	—
27,549,140	1,415,739	643,060	3,352,348	9,350,864	1,957,885	18,584,753
$ 973,739,153	$ 81,252,633	$44,762,680	$113,526,653	$337,613,336	$ 375,422,054	$844,864,781

$ 990,603,169	$ 93,208,308	$52,867,485	$ 89,228,321	$391,907,087	$ 616,306,520	$881,436,692
(16,864,016)	(11,955,675)	(8,104,805)	24,298,332	(54,293,751)	(240,884,466)	(36,571,911)
$ 973,739,153	$ 81,252,633	$44,762,680	$113,526,653	$337,613,336	$ 375,422,054	$844,864,781

$ 76.07	$ 31.25	$ 57.76	$ 119.50	$ 103.88	$ 33.37	$ 55.95
12,800,000	2,600,000	775,000	950,000	3,250,000	11,250,000	15,100,000

$ 899,497,345	$ 80,700,832	$ 40,530,911	$ 86,732,650	$318,776,686	$ 353,074,220	$763,312,351
27,470,546	1,007,218	396,458	3,294,027	5,836,849	619,315	11,031,686
$ 926,967,891	$ 81,708,050	$40,927,369	$ 90,026,677	$324,613,535	$ 353,693,535	$774,344,037
$ 3,444,564	$ 260,352	$ 73,020	$ 144,780	$ 445,027	$ 520,308	$ 1,896,109
$ 33,492,353	$ 1,981,986	$ 1,101,986	$ 3,999,737	$ 10,751,672	$ 4,581,561	$ 71,246,135
$ —	$ 513,934	$ 292,512	$ —	$ 3,912,163	$ 1,800,703	$ 7,004,569
190

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2024 (Unaudited)

	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF	SPDR S&P International Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 199,018,512	$401,666,537	$ 457,830,742
Investments in affiliated issuers, at value	12,752,493	3,813,006	31,142,360
Total Investments	211,771,005	405,479,543	488,973,102
Foreign currency, at value	551,576	284,285	775,655
Net cash at broker	46,131	—	—
Receivable from broker — accumulated variation margin on futures contracts	10,677	—	—
Receivable for investments sold	—	16,863,356	—
Dividends receivable — unaffiliated issuers	1,187,136	965,469	2,891,285
Dividends receivable — affiliated issuers	892	3,351	1,674
Securities lending income receivable — unaffiliated issuers	2,281	999	6,875
Securities lending income receivable — affiliated issuers	6,414	1,941	12,069
Receivable for foreign taxes recoverable	391,697	54,575	1,677,541
TOTAL ASSETS	213,967,809	423,653,519	494,338,201
LIABILITIES
Due to custodian	6,631	12,369	285,387
Payable upon return of securities loaned	12,678,891	2,737,305	30,462,961
Payable for investments purchased	—	17,247,668	55
Advisory fee payable	69,065	133,288	178,149
Trustees’ fees and expenses payable	228	736	377
TOTAL LIABILITIES	12,754,815	20,131,366	30,926,929
NET ASSETS	$ 201,212,994	$403,522,153	$ 463,411,272
NET ASSETS CONSIST OF:
Paid-in capital	$ 309,864,625	$466,164,599	$ 965,301,520
Total distributable earnings (loss)	(108,651,631)	(62,642,446)	(501,890,248)
NET ASSETS	$ 201,212,994	$403,522,153	$ 463,411,272
NET ASSET VALUE PER SHARE
Net asset value per share	$ 60.06	$ 54.16	$ 35.24
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,350,000	7,450,000	13,151,326
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 204,992,942	$397,741,016	$ 461,339,153
Investments in affiliated issuers	12,793,556	3,813,050	31,142,360
Total cost of investments	$ 217,786,498	$401,554,066	$ 492,481,513
Foreign currency, at cost	$ 560,400	$ 285,210	$ 777,565
* Includes investments in securities on loan, at value	$ 19,611,242	$ 7,334,047	$ 49,844,373
See accompanying notes to financial statements.
191

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192

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2024 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI Climate Paris Aligned ETF	SPDR MSCI ACWI ex-US ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ —	$ 1,427	$ 6,972	$ —
Dividend income — unaffiliated issuers	19,959,635	1,602,813	18,936,939	2,778,452
Dividend income — affiliated issuers	11,516	36,412	33,799	3,931
Unaffiliated securities lending income	—	2,372	33,563	1,108
Affiliated securities lending income	171,256	15,498	165,300	17,655
Foreign taxes withheld	(2,039,336)	(76,394)	(1,749,094)	(247,879)
TOTAL INVESTMENT INCOME (LOSS)	18,103,071	1,582,128	17,427,479	2,553,267
EXPENSES
Advisory fee	3,758,460	131,162	2,256,922	240,346
Trustees’ fees and expenses	13,331	1,228	7,786	1,200
Miscellaneous expenses	—	7,551	11,743	5,798
TOTAL EXPENSES	3,771,791	139,941	2,276,451	247,344
NET INVESTMENT INCOME (LOSS)	$ 14,331,280	$ 1,442,187	$ 15,151,028	$ 2,305,923
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(6,360,538)	(3,119,867)	(12,950,711)	(1,900,649)
Investments — affiliated issuers	249	(175)	—	(187)
In-kind redemptions — unaffiliated issuers	52,577,715	30,254,745	8,543,896	—
In-kind redemptions — affiliated issuers	—	(894)	—	—
Foreign currency transactions	80,663	(3,185)	(167,644)	19,428
Futures contracts	—	162,253	867,541	—
Net realized gain (loss)	46,298,089	27,292,877	(3,706,918)	(1,881,408)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	504,295,081	11,148,545	199,617,344	39,043,803
Investments — affiliated issuers	—	4,860	—	(10)
Foreign currency translations	95,396	(6,035)	18,768	(7)
Futures contracts	—	104,298	337,171	—
Net change in unrealized appreciation/depreciation	504,390,477	11,251,668	199,973,283	39,043,786
NET REALIZED AND UNREALIZED GAIN (LOSS)	550,688,566	38,544,545	196,266,365	37,162,378
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$565,019,846	$39,986,732	$ 211,417,393	$39,468,301
* Includes foreign capital gain taxes	$ —	$ (48,463)	$ 2,190	$ —
** Includes foreign deferred taxes	$ —	$ (70,169)	$ (2,131,140)	$ —

See accompanying notes to financial statements.
193

SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF

$ —	$ —	$ —	$ —	$ —	$ 982	$ 3,004
12,052,363	779,937	934,588	1,095,536	1,762,746	4,166,392	5,062,585
8,285	1,503	3,400	6,033	14,150	25,250	36,321
8,224	2,863	2,052	807	30,873	48,773	1,249,647
49,055	1,120	1,299	6,337	34,893	743	141,593
(768,940)	(100,058)	(121,236)	(48,476)	(260,083)	(394,888)	(616,583)
11,348,987	685,365	820,103	1,060,237	1,582,579	3,847,252	5,876,567

1,391,627	116,269	70,168	149,868	789,102	796,307	2,670,140
5,188	400	220	447	1,821	1,272	3,828
5,947	—	10	5,769	72	58	175
1,402,762	116,669	70,398	156,084	790,995	797,637	2,674,143
$ 9,946,225	$ 568,696	$ 749,705	$ 904,153	$ 791,584	$ 3,049,615	$ 3,202,424

(6,021,534)	(1,723,760)	(548,660)	(66,418)	959,993	7,041,932	(263,067)
(1,044)	(148)	(144)	(105)	96	951	1,032
8,349,843	—	254,605	2,400,750	(391,407)	—	270,844
—	—	—	246	—	—	—
9,556	(11,093)	(327,112)	2,065	(16,980)	(38,401)	(124,043)
—	—	—	—	—	44,394	218,071
2,336,821	(1,735,001)	(621,311)	2,336,538	551,702	7,048,876	102,837

111,012,304	8,122,382	4,232,264	14,443,503	22,682,230	29,715,332	44,624,624
(7)	—	—	3,959	—	(21,546)	—
(9,827)	(1,077)	(3,047)	(1,218)	(3,338)	(6,654)	(381,500)
—	—	—	—	—	55,057	257,510
111,002,470	8,121,305	4,229,217	14,446,244	22,678,892	29,742,189	44,500,634
113,339,291	6,386,304	3,607,906	16,782,782	23,230,594	36,791,065	44,603,471
$123,285,516	$ 6,955,000	$ 4,357,611	$17,686,935	$24,022,178	$39,840,680	$47,805,895
$ —	$ —	$ (77,717)	$ —	$ (433,643)	$ (328,697)	$ (76,934)
$ —	$ (513,934)	$ (292,512)	$ —	$ (3,912,163)	$ (1,800,703)	$ (7,004,569)
194

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2024 (Unaudited)

	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF	SPDR S&P International Dividend ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 2,019	$ —	$ —
Dividend income — unaffiliated issuers	4,482,473	6,706,684	8,490,405
Dividend income — affiliated issuers	9,657	17,046	8,618
Unaffiliated securities lending income	15,209	18,583	42,331
Affiliated securities lending income	37,637	23,266	71,850
Foreign taxes withheld	(409,604)	(364,597)	(814,346)
TOTAL INVESTMENT INCOME (LOSS)	4,137,391	6,400,982	7,798,858
EXPENSES
Advisory fee	414,964	797,385	1,086,101
Trustees’ fees and expenses	1,179	2,625	2,671
Miscellaneous expenses	5,794	5,838	5,856
TOTAL EXPENSES	421,937	805,848	1,094,628
NET INVESTMENT INCOME (LOSS)	$ 3,715,454	$ 5,595,134	$ 6,704,230
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,171,681)	(2,022,418)	1,801,141
Investments — affiliated issuers	77	(791)	230
In-kind redemptions — unaffiliated issuers	1,440,696	4,408,425	2,235,080
Foreign currency transactions	(2,343)	(29,060)	(35,145)
Futures contracts	178,839	—	—
Net realized gain (loss)	(6,554,412)	2,356,156	4,001,306
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	25,547,067	38,278,456	27,168,890
Investments — affiliated issuers	(4)	(44)	—
Foreign currency translations	18,219	1,440	5,713
Futures contracts	94,819	—	—
Net change in unrealized appreciation/depreciation	25,660,101	38,279,852	27,174,603
NET REALIZED AND UNREALIZED GAIN (LOSS)	19,105,689	40,636,008	31,175,909
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$22,821,143	$46,231,142	$37,880,139
See accompanying notes to financial statements.
195

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196

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX 50 ETF		SPDR MSCI ACWI Climate Paris Aligned ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 14,331,280	$ 78,843,211	$ 1,442,187	$ 4,338,042
Net realized gain (loss)	46,298,089	70,372,763	27,292,877	(1,231,231)
Net change in unrealized appreciation/depreciation	504,390,477	418,124,590	11,251,668	35,925,518
Net increase (decrease) in net assets resulting from operations	565,019,846	567,340,564	39,986,732	39,032,329
Net equalization credits and charges	792,178	524,853	(383,337)	(46,992)
Distributions to shareholders	(12,463,959)	(78,231,979)	(1,883,597)	(4,221,883)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	684,337,410	782,429,288	—	—
Cost of shares redeemed	(232,495,894)	(191,729,569)	(158,886,876)	(8,378,855)
Net income equalization	(792,178)	(524,853)	383,337	46,992
Other capital	—	—	—	1,519
Net increase (decrease) in net assets from beneficial interest transactions	451,049,338	590,174,866	(158,503,539)	(8,330,344)
Net increase (decrease) in net assets during the period	1,004,397,403	1,079,808,304	(120,783,741)	26,433,110
Net assets at beginning of period	2,359,418,837	1,279,610,533	232,440,014	206,006,904
NET ASSETS AT END OF PERIOD	$3,363,816,240	$2,359,418,837	$ 111,656,273	$232,440,014
SHARES OF BENEFICIAL INTEREST:
Shares sold	13,850,000	19,000,000	—	—
Shares redeemed	(5,600,000)	(4,250,000)	(4,900,000)	(300,000)
Net increase (decrease) from share transactions	8,250,000	14,750,000	(4,900,000)	(300,000)
See accompanying notes to financial statements.
197

SPDR MSCI ACWI ex-US ETF		SPDR MSCI EAFE Fossil Fuel Reserves Free ETF		SPDR MSCI EAFE StrategicFactors ETF
Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23(a)	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23

$ 15,151,028	$ 43,637,709	$ 2,305,923	$ 6,446,487	$ 9,946,225	$ 28,930,831
(3,706,918)	20,305,693	(1,881,408)	7,573,061	2,336,821	(5,070,520)
199,973,283	218,117,707	39,043,786	37,034,728	111,002,470	143,922,016
211,417,393	282,061,109	39,468,301	51,054,276	123,285,516	167,782,327
—	—	(12,200)	(303,592)	—	—
(19,834,847)	(46,277,058)	(2,161,146)	(6,604,789)	(10,559,838)	(27,515,344)

—	106,601,319	3,879,264	21,946,223	7,269,960	258,244,434
(36,980,668)	(220,513,548)	—	(45,008,663)	(72,454,630)	(159,635,918)
—	—	12,200	303,592	—	—
10,973	85,872	—	1,162	—	10,318
(36,969,695)	(113,826,357)	3,891,464	(22,757,686)	(65,184,670)	98,618,834
154,612,851	121,957,694	41,186,419	21,388,209	47,541,008	238,885,817
1,442,667,131	1,320,709,437	223,723,442	202,335,233	926,198,145	687,312,328
$1,597,279,982	$1,442,667,131	$264,909,861	$223,723,442	$973,739,153	$ 926,198,145

—	4,400,000	100,000	600,000	100,000	3,850,000
(1,400,000)	(8,600,000)	—	(1,200,000)	(1,050,000)	(2,350,000)
(1,400,000)	(4,200,000)	100,000	(600,000)	(950,000)	1,500,000

(a)	On January 12, 2023 the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF underwent a 2-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split.
198

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		SPDR MSCI Emerging Markets StrategicFactors ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23(b)	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 568,696	$ 2,058,873	$ 749,705	$ 1,833,807
Net realized gain (loss)	(1,735,001)	(3,042,312)	(621,311)	(1,607,370)
Net change in unrealized appreciation/depreciation	8,121,305	10,442,195	4,229,217	4,029,105
Net increase (decrease) in net assets resulting from operations	6,955,000	9,458,756	4,357,611	4,255,542
Net equalization credits and charges	—	(77,740)	—	—
Distributions to shareholders	(1,229,124)	(2,131,643)	(1,326,529)	(2,119,145)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	3,078,848	—	6,888,657
Cost of shares redeemed	—	(20,557,319)	(4,332,591)	(2,789,469)
Net income equalization	—	77,740	—	—
Other capital	—	40,408	7,289	10,921
Net increase (decrease) in net assets from beneficial interest transactions	—	(17,360,323)	(4,325,302)	4,110,109
Net increase (decrease) in net assets during the period	5,725,876	(10,110,950)	(1,294,220)	6,246,506
Net assets at beginning of period	75,526,757	85,637,707	46,056,900	39,810,394
NET ASSETS AT END OF PERIOD	$81,252,633	$ 75,526,757	$44,762,680	$46,056,900
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	100,000	—	125,000
Shares redeemed	—	(700,000)	(75,000)	(50,000)
Net increase (decrease) from share transactions	—	(600,000)	(75,000)	75,000

(b)	On January 12, 2023 the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF underwent a 2-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
199

SPDR MSCI World StrategicFactors ETF		SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Emerging Markets Dividend ETF
Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23

$ 904,153	$ 1,605,438	$ 791,584	$ 7,642,064	$ 3,049,615	$ 11,393,913
2,336,538	(975,224)	551,702	4,397,777	7,048,876	9,301,051
14,446,244	12,247,482	22,678,892	23,913,846	29,742,189	47,341,148
17,686,935	12,877,696	24,022,178	35,953,687	39,840,680	68,036,112
—	—	—	—	(491,568)	219,796
(888,733)	(1,465,993)	(6,242,067)	(9,186,047)	(2,543,872)	(11,333,930)

16,386,607	15,109,491	15,716,048	15,423,194	86,626,047	23,541,657
(5,689,040)	—	(34,272,068)	(38,730,337)	—	(9,330,355)
—	—	—	—	491,568	(219,796)
259	265	58,089	58,609	87,222	38,272
10,697,826	15,109,756	(18,497,931)	(23,248,534)	87,204,837	14,029,778
27,496,028	26,521,459	(717,820)	3,519,106	124,010,077	70,951,756
86,030,625	59,509,166	338,331,156	334,812,050	251,411,977	180,460,221
$113,526,653	$86,030,625	$337,613,336	$338,331,156	$375,422,054	$ 251,411,977

150,000	150,000	150,000	150,000	2,800,000	800,000
(50,000)	—	(350,000)	(400,000)	—	(400,000)
100,000	150,000	(200,000)	(250,000)	2,800,000	400,000
200

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Small Cap ETF		SPDR S&P Global Dividend ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,202,424	$ 18,202,714	$ 3,715,454	$ 11,690,323
Net realized gain (loss)	102,837	(4,396,454)	(6,554,412)	(14,544,511)
Net change in unrealized appreciation/depreciation	44,500,634	110,052,004	25,660,101	20,383,310
Net increase (decrease) in net assets resulting from operations	47,805,895	123,858,264	22,821,143	17,529,122
Distributions to shareholders	(12,404,505)	(18,030,510)	(3,873,173)	(11,949,184)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	22,209,267	149,953,084	—	13,244,751
Cost of shares redeemed	(5,596,705)	(15,315,700)	(27,466,461)	(25,836,654)
Other capital	29,605	177,313	1,920	4,079
Net increase (decrease) in net assets from beneficial interest transactions	16,642,167	134,814,697	(27,464,541)	(12,587,824)
Contribution from affiliate (Note 4)	—	1,489	—	—
Net increase (decrease) in net assets during the period	52,043,557	240,643,940	(8,516,571)	(7,007,886)
Net assets at beginning of period	792,821,224	552,177,284	209,729,565	216,737,451
NET ASSETS AT END OF PERIOD	$844,864,781	$792,821,224	$201,212,994	$209,729,565
SHARES OF BENEFICIAL INTEREST:
Shares sold	400,000	3,000,000	—	225,000
Shares redeemed	(100,000)	(300,000)	(475,000)	(450,000)
Net increase (decrease) from share transactions	300,000	2,700,000	(475,000)	(225,000)
See accompanying notes to financial statements.
201

SPDR S&P Global Infrastructure ETF		SPDR S&P International Dividend ETF
Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23

$ 5,595,134	$ 17,360,781	$ 6,704,230	$ 21,744,967
2,356,156	20,221,751	4,001,306	(3,810,045)
38,279,852	2,260,608	27,174,603	69,938,156
46,231,142	39,843,140	37,880,139	87,873,078
(9,294,234)	(17,967,278)	(6,795,702)	(21,235,945)

—	67,977,073	—	69,132,651
(51,217,265)	(161,763,372)	(58,289,151)	(105,290,301)
—	5,813	20,861	45,486
(51,217,265)	(93,780,486)	(58,268,290)	(36,112,164)
—	—	—	—
(14,280,357)	(71,904,624)	(27,183,853)	30,524,969
417,802,510	489,707,134	490,595,125	460,070,156
$403,522,153	$ 417,802,510	$ 463,411,272	$ 490,595,125

—	1,300,000	—	2,150,000
(1,000,000)	(3,050,000)	(1,700,000)	(3,150,000)
(1,000,000)	(1,750,000)	(1,700,000)	(1,000,000)
202

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 42.21	$ 31.10	$ 45.45	$ 36.40	$ 37.79	$ 38.35
Income (loss) from investment operations:
Net investment income (loss) (b)	0.26	1.47	1.30	1.06	0.81	1.02
Net realized and unrealized gain (loss) (c)	10.18	10.99	(13.98)	8.77	(1.46)	(0.49)
Total from investment operations	10.44	12.46	(12.68)	9.83	(0.65)	0.53
Net equalization credits and charges (b)	0.01	0.01	(0.08)	0.12	(0.00)(d)	(0.01)
Other capital	—	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.22)	(1.36)	(1.59)	(0.90)	(0.74)	(1.08)
Net asset value, end of period	$ 52.44	$ 42.21	$ 31.10	$ 45.45	$ 36.40	$ 37.79
Total return (e)	24.78%	40.03%	(28.73)%	27.32%	(1.65)%	1.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,363,816	$2,359,419	$1,279,611	$2,622,326	$1,747,270	$2,050,307
Ratios to average net assets:
Total expenses	0.29%(f)	0.29%	0.30%	0.29%	0.29%	0.29%
Net investment income (loss)	1.11%(f)	3.43%	3.16%	2.39%	2.21%	2.80%
Portfolio turnover rate (g)	3%(h)	12%	8%	11%	9%	6%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
203

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Climate Paris Aligned ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(a)(b)
Net asset value, beginning of period	$ 28.35	$ 24.24	$ 31.40	$ 25.09	$ 23.01	$ 23.05
Income (loss) from investment operations:
Net investment income (loss) (c)	0.20	0.52	0.55	0.53	0.46	0.52
Net realized and unrealized gain (loss) (d)	5.57	4.11	(6.37)	6.25	2.13	(0.06)
Total from investment operations	5.77	4.63	(5.82)	6.78	2.58	0.46
Net equalization credits and charges (c)	(0.05)	(0.01)	0.14	0.02	(0.03)	0.01
Other capital	—	0.00(e)	0.00(e)	0.00(e)	0.00(e)	0.00(e)
Distributions to shareholders from:
Net investment income	(0.23)	(0.51)	(1.48)	(0.49)	(0.48)	(0.51)
Net asset value, end of period	$ 33.84	$ 28.35	$ 24.24	$ 31.40	$ 25.09	$ 23.01
Total return (f)	20.27%	19.07%	(21.38)%	27.23%	11.18%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$111,656	$232,440	$206,007	$113,024	$70,239	$82,838
Ratios to average net assets:
Total expenses	0.13%(g)	0.13%	0.16%	0.24%	0.30%	0.30%
Net expenses	0.13%(g)	0.13%	0.16%	0.20%	0.20%	0.20%
Net investment income (loss)	1.32%(g)	1.86%	1.89%	1.75%	1.95%	2.39%
Portfolio turnover rate (h)	6%(i)	12%	32%	10%	10%	15%
(a)	Effective on April 22, 2022, the SPDR MSCI ACWI Climate Paris Aligned ETF underwent a 4-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
204

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)(b)
Net asset value, beginning of period	$ 25.00	$ 21.34	$ 29.15	$ 24.01	$ 24.08	$ 24.97
Income (loss) from investment operations:
Net investment income (loss) (c)	0.27	0.72	0.77	0.71	0.54	0.76
Net realized and unrealized gain (loss) (d)	3.45	3.70	(7.71)	5.05	0.06	(0.95)
Total from investment operations	3.72	4.42	(6.94)	5.76	0.60	(0.19)
Other capital	0.00(e)	0.00(e)	0.00(e)	0.00(e)	0.00(e)	0.00(e)
Distributions to shareholders from:
Net investment income	(0.35)	(0.76)	(0.87)	(0.62)	(0.67)	(0.70)
Net asset value, end of period	$ 28.37	$ 25.00	$ 21.34	$ 29.15	$ 24.01	$ 24.08
Total return (f)	14.94%	20.80%	(24.46)%	23.98%	2.44%	(0.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,597,280	$1,442,667	$1,320,709	$1,763,381	$1,270,389	$1,683,113
Ratios to average net assets:
Total expenses	0.30%(g)	0.30%	0.30%	0.32%	0.34%	0.34%
Net expenses	0.30%(g)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.01%(g)	2.85%	2.90%	2.48%	2.26%	3.20%
Portfolio turnover rate (h)	1%(i)	4%	2%	5%	4%	3%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	On September 20, 2019, the SPDR MSCI ACWI ex-US ETF underwent a 3-for-2 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
205

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(a)(b)
Net asset value, beginning of period	$ 35.51	$ 29.33	$ 41.42	$ 33.95	$ 33.67	$ 34.97
Income (loss) from investment operations:
Net investment income (loss) (c)	0.36	0.97	1.00	1.08	0.76	0.98
Net realized and unrealized gain (loss) (d)	5.86	6.62	(11.96)	7.20	0.14	(1.34)
Total from investment operations	6.22	7.59	(10.96)	8.28	0.90	(0.36)
Net equalization credits and charges (c)	(0.00)(e)	(0.05)	0.04	0.08	0.07	0.03
Other capital	—	0.00(e)	0.00(e)	0.00(e)	0.00(e)	—
Distributions to shareholders from:
Net investment income	(0.34)	(1.36)	(1.17)	(0.89)	(0.69)	(0.97)
Net asset value, end of period	$ 41.39	$ 35.51	$ 29.33	$ 41.42	$ 33.95	$ 33.67
Total return (f)	17.60%	24.61%	(27.02)%	24.65%	2.83%	(0.79)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$264,910	$223,723	$202,335	$240,241	$122,221	$84,177
Ratios to average net assets:
Total expenses	0.21%(g)	0.21%	0.20%	0.24%	0.30%	0.30%
Net expenses	0.21%(g)	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.92%(g)	2.73%	2.69%	2.66%	2.30%	2.97%
Portfolio turnover rate (h)	2%(i)	4%	8%	6%	7%	6%
(a)	Effective on January 12, 2023, the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
206

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 67.36	$ 56.11	$ 75.41	$ 61.74	$ 62.85	$ 64.08
Income (loss) from investment operations:
Net investment income (loss) (b)	0.76	2.07	2.09	1.94	1.43	1.84
Net realized and unrealized gain (loss) (c)	8.76	11.07	(19.22)	13.19	(0.94)	(1.08)
Total from investment operations	9.52	13.14	(17.13)	15.13	0.49	0.76
Other capital	—	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.81)	(1.89)	(2.17)	(1.46)	(1.60)	(1.99)
Net asset value, end of period	$ 76.07	$ 67.36	$ 56.11	$ 75.41	$ 61.74	$ 62.85
Total return (e)	14.20%	23.45%	(23.29)%	24.57%	0.69%	1.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$973,739	$926,198	$687,312	$810,662	$385,852	$320,538
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.14%(f)	3.08%	3.00%	2.65%	2.32%	3.02%
Portfolio turnover rate (g)	7%(h)	14%	14%	13%	14%	12%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
207

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(a)(b)
Net asset value, beginning of period	$ 29.05	$ 26.76	$ 37.46	$ 32.76	$ 29.89	$ 31.36
Income (loss) from investment operations:
Net investment income (loss) (c)	0.22	0.71	0.73	0.66	0.58	1.08(d)
Net realized and unrealized gain (loss) (e)	2.45	2.82	(10.71)	4.53	2.98	(2.09)
Total from investment operations	2.67	3.53	(9.98)	5.19	3.56	(1.01)
Net equalization credits and charges (c)	—	(0.03)	(0.11)	0.04	0.16	0.14
Other capital	—	0.01	0.03	0.02	0.02	0.03
Distributions to shareholders from:
Net investment income	(0.47)	(1.22)	(0.64)	(0.55)	(0.87)	(0.63)
Net asset value, end of period	$ 31.25	$ 29.05	$ 26.76	$ 37.46	$ 32.76	$ 29.89
Total return (f)	9.28%	11.20%	(27.26)%	16.00%	12.59%	(2.62)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$81,253	$75,527	$85,638	$172,318	$94,995	$71,720
Ratios to average net assets:
Total expenses	0.30%(g)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	1.47%(g)	2.40%	2.12%	1.69%	1.88%	3.54%(d)
Portfolio turnover rate (h)	2%(i)	9%	8%	11%	17%	7%
(a)	Effective on January 12, 2023, the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 12)

(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.68 per share and 1.13% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been (3.73%).
(e)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
208

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 54.18	$ 51.37	$ 68.01	$ 56.44	$ 57.51	$ 59.60
Income (loss) from investment operations:
Net investment income (loss) (b)	0.89	2.36	2.05	1.39	1.39	1.63
Net realized and unrealized gain (loss) (c)	4.24	3.25	(16.91)	11.58	(0.70)	(2.02)
Total from investment operations	5.13	5.61	(14.86)	12.97	0.69	(0.39)
Other capital	0.01	0.01	0.04	0.09	0.05	0.01
Distributions to shareholders from:
Net investment income	(1.56)	(2.81)	(1.82)	(1.49)	(1.81)	(1.71)
Net asset value, end of period	$ 57.76	$ 54.18	$ 51.37	$ 68.01	$ 56.44	$ 57.51
Total return (d)	9.57%	11.03%	(22.33)%	23.25%	1.18%	(0.52)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$44,763	$46,057	$39,810	$81,610	$148,165	$268,867
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	3.21%(e)	4.29%	3.26%	2.10%	2.50%	2.84%
Portfolio turnover rate (f)	11%(g)	25%	23%	26%	23%	23%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
209

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 101.21	$ 85.01	$103.50	$ 83.48	$ 80.58	$ 78.67
Income (loss) from investment operations:
Net investment income (loss) (b)	0.99	2.09	2.04	1.83	1.67	1.61
Net realized and unrealized gain (loss) (c)	18.24	16.03	(18.49)	19.90	3.07	2.10
Total from investment operations	19.23	18.12	(16.45)	21.73	4.74	3.71
Other capital	0.00(d)	0.00(d)	0.00(d)	—	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.94)	(1.92)	(2.04)	(1.71)	(1.84)	(1.80)
Net asset value, end of period	$ 119.50	$101.21	$ 85.01	$103.50	$ 83.48	$ 80.58
Total return (e)	19.08%	21.40%	(16.24)%	26.15%	5.87%	4.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$113,527	$86,031	$59,509	$51,752	$41,741	$24,175
Ratios to average net assets:
Total expenses	0.31%(f)	0.32%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	1.81%(f)	2.12%	2.03%	1.88%	2.05%	2.13%
Portfolio turnover rate (g)	8%(h)	14%	13%	25%	18%	14%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
210

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 98.07	$ 90.49	$ 124.88	$ 110.29	$ 93.67	$ 97.31
Income (loss) from investment operations:
Net investment income (loss) (b)	0.24	2.13	2.17	1.69	1.66	1.89
Net realized and unrealized gain (loss) (c)	7.47	8.03	(33.17)	14.53	16.72	(3.50)
Total from investment operations	7.71	10.16	(31.00)	16.22	18.38	(1.61)
Other capital	0.02	0.02	0.03	0.06	0.03	0.02
Distributions to shareholders from:
Net investment income	(1.92)	(2.60)	(3.42)	(1.69)	(1.79)	(2.05)
Net asset value, end of period	$ 103.88	$ 98.07	$ 90.49	$ 124.88	$ 110.29	$ 93.67
Total return (d)	7.96%	11.28%	(25.42)%	14.73%	19.82%	(1.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$337,613	$338,331	$334,812	$599,447	$540,439	$440,267
Ratios to average net assets:
Total expenses	0.49%(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.49%(e)	2.16%	1.92%	1.31%	1.67%	2.01%
Portfolio turnover rate (f)	4%(g)	9%	2%	17%	8%	14%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
211

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 29.75	$ 22.42	$ 29.82	$ 24.29	$ 29.99	$ 30.87
Income (loss) from investment operations:
Net investment income (loss) (b)	0.30	1.45	1.12	1.05	0.96	1.25
Net realized and unrealized gain (loss) (c)	3.59	7.25	(7.18)	5.51	(5.68)	(0.87)
Total from investment operations	3.89	8.70	(6.06)	6.56	(4.72)	0.38
Net equalization credits and charges (b)	(0.05)	0.03	(0.03)	(0.01)	(0.01)	(0.03)
Contribution from affiliate	—	—	—	—	—	0.01
Other capital	0.01	0.00(d)	0.01	0.00(d)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.23)	(1.40)	(1.32)	(1.02)	(0.98)	(1.25)
Net asset value, end of period	$ 33.37	$ 29.75	$ 22.42	$ 29.82	$ 24.29	$ 29.99
Total return (e)	12.90%	39.27%	(20.86)%	26.96%	(15.71)%	1.09%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$375,422	$251,412	$180,460	$295,201	$255,057	$410,811
Ratios to average net assets:
Total expenses	0.49%(g)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	1.88%(g)	5.47%	3.94%	3.63%	3.47%	4.00%
Portfolio turnover rate (h)	22%(i)	99%	71%	75%	78%	73%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Affiliate had not made a voluntary contribution during the year ended September 30, 2019, the total return would have been 1.06%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
212

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 53.57	$ 45.63	$ 59.20	$ 44.37	$ 43.50	$ 44.89
Income (loss) from investment operations:
Net investment income (loss) (b)	0.21	1.34	1.47	1.09	0.94	1.12
Net realized and unrealized gain (loss) (c)	3.00	7.90	(13.23)	14.99	1.11	(1.21)
Total from investment operations	3.21	9.24	(11.76)	16.08	2.05	(0.09)
Contribution from affiliate (Note 4)	—	0.00(d)	—	—	—	—
Other capital	0.00(d)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.83)	(1.31)	(1.82)	(1.26)	(1.19)	(1.31)
Net asset value, end of period	$ 55.95	$ 53.57	$ 45.63	$ 59.20	$ 44.37	$ 43.50
Total return	5.99%	20.50%(e)	(20.33)%	36.48%	4.75%	(0.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$844,865	$792,821	$552,177	$651,163	$505,767	$522,052
Ratios to average net assets:
Total expenses	0.65%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	0.78%(f)	2.62%	2.70%	1.97%	2.22%	2.58%
Portfolio turnover rate (g)	1%(h)	29%	23%	42%	30%	23%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	If an affiliate had not made a contribution during the year ended September 30, 2023, the total return would have remained 20.50%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
213

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 54.83	$ 53.52	$ 65.92	$ 53.12	$ 67.49	$ 68.01
Income (loss) from investment operations:
Net investment income (loss) (b)	1.03	2.91	2.92	2.90	2.72	2.85
Net realized and unrealized gain (loss) (c)	5.30	1.35	(12.21)	13.07	(14.24)	(0.34)
Total from investment operations	6.33	4.26	(9.29)	15.97	(11.52)	2.51
Net equalization credits and charges (b)	—	—	—	—	—	0.04
Other capital	0.00(d)	0.00(d)	0.00(d)	0.01	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(1.10)	(2.95)	(3.11)	(3.18)	(2.85)	(3.07)
Net asset value, end of period	$ 60.06	$ 54.83	$ 53.52	$ 65.92	$ 53.12	$ 67.49
Total return (e)	11.57%	7.87%	(14.69)%	30.37%	(17.21)%	3.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$201,213	$209,730	$216,737	$322,998	$212,462	$276,689
Ratios to average net assets:
Total expenses	0.41%(f)	0.41%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.58%(f)	4.99%	4.49%	4.46%	4.54%	4.31%
Portfolio turnover rate (g)	49%(h)	71%	49%	49%	82%	53%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
214

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 49.44	$ 48.01	$ 52.87	$ 44.29	$ 53.31	$ 48.50
Income (loss) from investment operations:
Net investment income (loss) (b)	0.72	1.72	1.42	1.46	1.48	1.86
Net realized and unrealized gain (loss) (c)	5.20	1.37	(4.73)	8.36	(8.96)	4.63
Total from investment operations	5.92	3.09	(3.31)	9.82	(7.48)	6.49
Other capital	—	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(1.20)	(1.66)	(1.55)	(1.24)	(1.54)	(1.68)
Net asset value, end of period	$ 54.16	$ 49.44	$ 48.01	$ 52.87	$ 44.29	$ 53.31
Total return (e)	12.01%	6.24%	(6.63)%	22.28%	(14.46)%	13.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$403,522	$417,803	$489,707	$438,813	$341,045	$399,823
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.81%(f)	3.24%	2.60%	2.84%	3.07%	3.69%
Portfolio turnover rate (g)	6%(h)	21%	14%	14%	15%	14%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
215

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 33.03	$ 29.02	$ 38.11	$ 33.70	$ 38.98	$ 38.05
Income (loss) from investment operations:
Net investment income (loss) (b)	0.48	1.42	1.50	1.34	1.31	1.47
Net realized and unrealized gain (loss) (c)	2.22	3.98	(8.88)	4.44	(4.88)	1.16
Total from investment operations	2.70	5.40	(7.38)	5.78	(3.57)	2.63
Net equalization credits and charges (b)	—	—	—	—	—	(0.01)
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.49)	(1.39)	(1.71)	(1.37)	(1.71)	(1.69)
Net asset value, end of period	$ 35.24	$ 33.03	$ 29.02	$ 38.11	$ 33.70	$ 38.98
Total return (e)	8.15%	18.58%	(19.98)%	17.20%	(9.24)%	7.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$463,411	$490,595	$460,070	$632,730	$571,183	$781,556
Ratios to average net assets:
Total expenses	0.45%(f)	0.46%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	2.78%(f)	4.23%	4.06%	3.52%	3.64%	3.89%
Portfolio turnover rate (g)	12%(h)	64%	71%	54%	65%	66%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
216

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2024, the Trust consists of twenty-four (24) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P International Dividend ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
217

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in U.S. real estate investment trusts (“U.S. REITs”). U.S. REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at period end based on information provided by the U.S. REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
218

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union (“EU”), certain Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations and presented separately as EU reclaims in cases where such reclaims exceed 5% of total investment income. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, a Fund will enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of a Fund’s shareholders.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended March 2024:
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR S&P Emerging Markets Dividend ETF
Distributions
The following Funds declare and distribute from net investment income, if any, to its shareholders quarterly:
SPDR EURO STOXX 50 ETF
SPDR S&P Emerging Markets Dividend ETF
219

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

SPDR S&P Global Dividend ETF
SPDR S&P International Dividend ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Infrastructure ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2024, the Funds included in the tables below entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of March 31, 2024, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	$—	$—	$—	$ 9,930	$—	$ 9,930
SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	10,255	—	10,255
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	1,743	—	1,743
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	1,650	—	1,650
SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	10,677	—	10,677

220

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	$—	$—	$—	$162,253	$—	$162,253
SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	867,541	—	867,541
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	44,394	—	44,394
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	218,071	—	218,071
SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	178,839	—	178,839
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	$—	$—	$—	$104,298	$—	$104,298
SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	337,171	—	337,171
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	55,057	—	55,057
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	257,510	—	257,510
SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	94,819	—	94,819
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX 50 ETF	0.29%
SPDR MSCI ACWI Climate Paris Aligned ETF	0.12
SPDR MSCI ACWI ex-US ETF	0.30
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
SPDR MSCI World StrategicFactors ETF	0.30
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Markets Small Cap ETF	0.65
221

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

Annual Rate
SPDR S&P Global Dividend ETF	0.40%
SPDR S&P Global Infrastructure ETF	0.40
SPDR S&P International Dividend ETF	0.45
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2025. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2025 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2024 are disclosed in the Schedules of Investments.
During the year ended September 30, 2023, State Street made a contribution to the SPDR S&P Emerging Markets Small Cap ETF in the amount of $1,489 related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
222

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2024, were as follows:
	Purchases	Sales
SPDR EURO STOXX 50 ETF	$ 69,470,651	$ 71,214,093
SPDR MSCI ACWI Climate Paris Aligned ETF	13,076,939	25,195,689
SPDR MSCI ACWI ex-US ETF	18,836,805	28,101,437
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	4,631,310	4,754,644
SPDR MSCI EAFE StrategicFactors ETF	63,835,125	62,745,240
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,182,038	2,103,320
SPDR MSCI Emerging Markets StrategicFactors ETF	5,204,646	8,970,796
SPDR MSCI World StrategicFactors ETF	8,862,352	8,448,376
SPDR S&P Emerging Asia Pacific ETF	12,565,624	23,690,389
SPDR S&P Emerging Markets Dividend ETF	145,327,405	71,541,827
SPDR S&P Emerging Markets Small Cap ETF	22,782,323	11,240,861
SPDR S&P Global Dividend ETF	100,595,861	100,765,914
SPDR S&P Global Infrastructure ETF	22,983,765	26,783,575
SPDR S&P International Dividend ETF	56,003,994	59,520,876
For the period ended March 31, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX 50 ETF	$684,475,459	$232,473,420	$52,577,715
SPDR MSCI ACWI Climate Paris Aligned ETF	—	145,330,353	30,253,851
SPDR MSCI ACWI ex-US ETF	—	32,135,137	8,543,896
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	3,799,140	—	—
SPDR MSCI EAFE StrategicFactors ETF	—	69,600,738	8,349,843
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	—	—	—
SPDR MSCI Emerging Markets StrategicFactors ETF	—	1,438,142	254,605
SPDR MSCI World StrategicFactors ETF	15,786,984	5,506,680	2,400,996
SPDR S&P Emerging Asia Pacific ETF	3,650,505	15,931,032	(391,407)
SPDR S&P Emerging Markets Dividend ETF	12,254,258	—	—
SPDR S&P Emerging Markets Small Cap ETF	3,888,794	1,390,642	270,844
SPDR S&P Global Dividend ETF	—	26,383,075	1,440,696
SPDR S&P Global Infrastructure ETF	—	51,168,523	4,408,425
SPDR S&P International Dividend ETF	—	52,059,587	2,235,080
223

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2023, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX 50 ETF	$2,961,630,688	$597,284,212	$190,768,148	$406,516,064
SPDR MSCI ACWI Climate Paris Aligned ETF	102,438,392	21,553,195	9,833,059	11,720,136
SPDR MSCI ACWI ex-US ETF	1,514,747,169	394,659,698	259,515,838	135,143,860
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	249,481,395	47,966,605	25,832,577	22,134,028
SPDR MSCI EAFE StrategicFactors ETF	929,396,948	142,144,670	81,101,480	61,043,190
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	82,457,104	21,527,599	21,812,850	(285,251)
SPDR MSCI Emerging Markets StrategicFactors ETF	41,218,905	11,945,257	7,933,320	4,011,937
SPDR MSCI World StrategicFactors ETF	90,191,352	28,937,336	2,921,648	26,015,688
SPDR S&P Emerging Asia Pacific ETF	333,879,416	118,731,433	106,478,232	12,253,201
SPDR S&P Emerging Markets Dividend ETF	354,262,585	48,600,819	27,434,963	21,165,856
SPDR S&P Emerging Markets Small Cap ETF	789,935,165	197,002,950	126,675,102	70,327,848
SPDR S&P Global Dividend ETF	218,540,901	10,372,908	17,132,152	(6,759,244)
SPDR S&P Global Infrastructure ETF	404,159,234	36,724,158	35,403,849	1,320,309
SPDR S&P International Dividend ETF	492,910,068	38,864,519	42,801,485	(3,936,966)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
224

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR EURO STOXX 50 ETF	$ 14,032,201	$ 12,853,695	$ 1,873,577	$ 14,727,272
SPDR MSCI ACWI Climate Paris Aligned ETF	3,433,255	2,933,504	642,142	3,575,646
SPDR MSCI ACWI ex-US ETF	83,311,479	65,653,165	24,614,465	90,267,630
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	10,908,075	8,454,588	3,193,725	11,648,313
SPDR MSCI EAFE StrategicFactors ETF	33,492,353	27,302,283	8,601,568	35,903,851
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,981,986	856,311	1,241,837	2,098,148
SPDR MSCI Emerging Markets StrategicFactors ETF	1,101,986	338,175	832,602	1,170,777
SPDR MSCI World StrategicFactors ETF	3,999,737	3,109,099	1,099,465	4,208,564
SPDR S&P Emerging Asia Pacific ETF	10,751,672	5,054,226	6,504,617	11,558,843
SPDR S&P Emerging Markets Dividend ETF	4,581,561	—	4,826,783	4,826,783
SPDR S&P Emerging Markets Small Cap ETF	71,246,135	11,031,686	67,706,167	78,737,853
SPDR S&P Global Dividend ETF	19,611,242	12,678,891	8,621,970	21,300,861
SPDR S&P Global Infrastructure ETF	7,334,047	2,737,305	5,041,843	7,779,148
SPDR S&P International Dividend ETF	49,844,373	30,462,961	21,783,205	52,246,166
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2024:
		Remaining Contractual Maturity of the Agreements as of March 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX 50 ETF	Common Stocks	$12,853,695	$—	$—	$—	$12,853,695	$12,853,695
SPDR MSCI ACWI Climate Paris Aligned ETF	Common Stocks	2,933,504	—	—	—	2,933,504	2,933,504
SPDR MSCI ACWI ex-US ETF	Common Stocks	65,653,165	—	—	—	65,653,165	65,653,165
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	8,454,588	—	—	—	8,454,588	8,454,588
SPDR MSCI EAFE StrategicFactors ETF	Common Stocks	27,302,283	—	—	—	27,302,283	27,302,283
225

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of March 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	$ 856,311	$—	$—	$—	$ 856,311	$ 856,311
SPDR MSCI Emerging Markets StrategicFactors ETF	Common Stocks	338,175	—	—	—	338,175	338,175
SPDR MSCI World StrategicFactors ETF	Common Stocks	3,109,099	—	—	—	3,109,099	3,109,099
SPDR S&P Emerging Asia Pacific ETF	Common Stocks	5,054,226	—	—	—	5,054,226	5,054,226
SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	11,031,686	—	—	—	11,031,686	11,031,686
SPDR S&P Global Dividend ETF	Common Stocks	12,678,891	—	—	—	12,678,891	12,678,891
SPDR S&P Global Infrastructure ETF	Common Stocks	2,737,305	—	—	—	2,737,305	2,737,305
SPDR S&P International Dividend ETF	Common Stocks	30,462,961	—	—	—	30,462,961	30,462,961
10.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The following Funds participate in the credit facility as of March 31, 2024:
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
The Funds had no outstanding loans as of March 31, 2024.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
226

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
227

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2024 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees  and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2023 to March 31, 2024.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR EURO STOXX 50 ETF	0.29%	$1,247.80	$1.63	$1,023.60	$1.47
SPDR MSCI ACWI Climate Paris Aligned ETF	0.13	1,202.70	0.72	1,024.40	0.66
SPDR MSCI ACWI ex-US ETF	0.30	1,149.40	1.61	1,023.50	1.52
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.21	1,176.00	1.14	1,024.00	1.06
SPDR MSCI EAFE StrategicFactors ETF	0.30	1,142.00	1.61	1,023.50	1.52
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30	1,092.80	1.57	1,023.50	1.52
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30	1,095.70	1.57	1,023.50	1.52
SPDR MSCI World StrategicFactors ETF	0.31	1,190.80	1.70	1,023.50	1.57
SPDR S&P Emerging Asia Pacific ETF	0.49	1,079.60	2.55	1,022.60	2.48
SPDR S&P Emerging Markets Dividend ETF	0.49	1,129.00	2.61	1,022.60	2.48
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,059.90	3.35	1,021.80	3.29
SPDR S&P Global Dividend ETF	0.41	1,115.70	2.17	1,023.00	2.07
SPDR S&P Global Infrastructure ETF	0.40	1,120.10	2.12	1,023.00	2.02
SPDR S&P International Dividend ETF	0.45	1,081.50	2.34	1,022.80	2.28
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 366.
228

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2024 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period from December 31, 2022 through December 31, 2023 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
229

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SPDR Index Shares Funds
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2024 State Street Corporation - All Rights Reserved
SPDRISISAR

Semi-Annual Report
March 31, 2024
SPDR® Index Shares Funds
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Europe ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR Dow Jones Global Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Prologis, Inc. REIT	8.7%
Equinix, Inc. REIT	5.6
Welltower, Inc. REIT	3.7
Simon Property Group, Inc. REIT	3.7
Public Storage REIT	3.3
Realty Income Corp. REIT	3.2
Digital Realty Trust, Inc. REIT	3.2
Extra Space Storage, Inc. REIT	2.2
Mitsui Fudosan Co. Ltd.	2.2
AvalonBay Communities, Inc. REIT	1.9
TOTAL	37.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2024

% of Net Assets
Retail REITs	17.7%
Industrial REITs	17.2
Specialized REITs	16.2
Residential REITs	13.9
Real Estate Management & Development	8.6
Health Care REITs	8.3
Office REITs	7.3
Diversified REITs	6.4
Hotel & Resort REITs	3.5
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.0)*
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Dow Jones International Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Mitsui Fudosan Co. Ltd.	7.5%
Segro PLC REIT	3.8
Scentre Group REIT	2.8
Link REIT REIT	2.7
Unibail-Rodamco-Westfield REIT	2.0
CapitaLand Integrated Commercial Trust REIT	1.8
CapitaLand Ascendas REIT REIT	1.8
Swiss Prime Site AG	1.8
Nippon Building Fund, Inc. REIT	1.7
LEG Immobilien SE	1.6
TOTAL	27.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2024

% of Net Assets
Real Estate Management & Development	28.5%
Retail REITs	17.7
Industrial REITs	16.2
Diversified REITs	16.1
Office REITs	9.7
Residential REITs	4.4
Health Care REITs	2.2
Specialized REITs	2.1
Hotel & Resort REITs	2.0
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Portfolio Developed World ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Novo Nordisk AS Class B	1.7%
ASML Holding NV	1.6
Toyota Motor Corp.	1.3
Samsung Electronics Co. Ltd. GDR	1.2
Nestle SA	1.2
LVMH Moet Hennessy Louis Vuitton SE	0.9
Shell PLC	0.9
SAP SE	0.9
AstraZeneca PLC	0.8
Novartis AG	0.8
TOTAL	11.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

SPDR Portfolio Emerging Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
Tencent Holdings Ltd.	2.9
Alibaba Group Holding Ltd.	1.7
Reliance Industries Ltd. GDR	1.6
HDFC Bank Ltd.	1.2
PDD Holdings, Inc. ADR	0.9
ICICI Bank Ltd. ADR	0.9
Hon Hai Precision Industry Co. Ltd.	0.8
Infosys Ltd. ADR	0.8
MediaTek, Inc.	0.8
TOTAL	18.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR PORTFOLIO EUROPE ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Novo Nordisk AS Class B	3.2%
ASML Holding NV	3.0
Nestle SA	2.2
LVMH Moet Hennessy Louis Vuitton SE	1.8
SAP SE	1.6
AstraZeneca PLC	1.6
Novartis AG	1.6
Roche Holding AG	1.4
TotalEnergies SE	1.3
HSBC Holdings PLC	1.2
TOTAL	18.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
5

SPDR Portfolio MSCI Global Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Microsoft Corp.	3.7%
Apple, Inc.	3.2
NVIDIA Corp.	2.7
Amazon.com, Inc.	2.0
Meta Platforms, Inc. Class A	1.4
Alphabet, Inc. Class C	1.1
Alphabet, Inc. Class A	1.0
JPMorgan Chase & Co.	0.8
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	0.8
Eli Lilly & Co.	0.8
TOTAL	17.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
6

SPDR S&P China ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Tencent Holdings Ltd.	10.6%
Alibaba Group Holding Ltd.	5.8
PDD Holdings, Inc. ADR	3.5
China Construction Bank Corp. Class H	2.6
Meituan Class B	2.3
NetEase, Inc.	1.6
Industrial & Commercial Bank of China Ltd. Class H	1.6
Bank of China Ltd. Class H	1.5
JD.com, Inc. Class A	1.5
Baidu, Inc. Class A	1.3
TOTAL	32.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2024

% of Net Assets
Consumer Discretionary	24.7%
Communication Services	16.7
Financials	15.7
Industrials	8.6
Information Technology	7.7
Health Care	6.1
Consumer Staples	5.8
Materials	5.5
Energy	3.8
Real Estate	2.6
Utilities	2.5
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P Global Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Shell PLC	4.8%
BHP Group Ltd.	4.4
Exxon Mobil Corp.	4.2
TotalEnergies SE	3.8
Freeport-McMoRan, Inc.	2.8
UPM-Kymmene OYJ	2.8
BP PLC	2.6
Glencore PLC	2.6
Chevron Corp.	2.5
Nutrien Ltd.	2.4
TOTAL	32.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
8

SPDR S&P International Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Alteogen, Inc.	0.4%
Syensqo SA	0.3
HUB24 Ltd.	0.2
Kanematsu Corp.	0.2
Peyto Exploration & Development Corp.	0.2
Sandfire Resources Ltd.	0.2
Toagosei Co. Ltd.	0.2
Criteo SA ADR	0.2
Hudbay Minerals, Inc.	0.2
Protector Forsikring ASA	0.2
TOTAL	2.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
9

SPDR S&P North American Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2024

Description	% of Net Assets
Exxon Mobil Corp.	9.9%
Freeport-McMoRan, Inc.	9.2
Chevron Corp.	8.2
Corteva, Inc.	6.6
Newmont Corp.	5.7
Archer-Daniels-Midland Co.	5.3
ConocoPhillips	4.5
Nutrien Ltd.	4.4
Agnico Eagle Mines Ltd.	4.4
Barrick Gold Corp.	4.2
TOTAL	62.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
10

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 2.7%
Centuria Industrial REIT	476,061	$ 1,099,461
Charter Hall Long Wale REIT	586,384	1,461,367
Charter Hall Retail REIT (a)	457,548	1,107,451
Dexus REIT (a)	936,020	4,830,316
GPT Group REIT (a)	1,667,122	4,970,471
National Storage REIT	1,096,700	1,717,169
Region RE Ltd. REIT	1,006,274	1,569,019
Scentre Group REIT (a)	4,522,724	10,002,619
Vicinity Ltd. REIT	3,367,032	4,678,868
Waypoint REIT Ltd.	593,823	987,896
		32,424,637
AUSTRIA — 0.1%
CA Immobilien Anlagen AG	37,272	1,316,298
BELGIUM — 0.7%
Aedifica SA REIT	41,280	2,538,967
Cofinimmo SA REIT	32,111	2,103,335
Warehouses De Pauw CVA REIT	152,014	4,344,073
		8,986,375
BRAZIL — 0.3%
Allos SA	371,602	1,775,773
Iguatemi SA (b)	194,050	903,658
Multiplan Empreendimentos Imobiliarios SA	244,900	1,252,008
		3,931,439
CANADA — 0.9%
Boardwalk Real Estate Investment Trust	21,079	1,216,219
Canadian Apartment Properties REIT	71,306	2,449,670
Dream Industrial Real Estate Investment Trust	115,135	1,121,359
First Capital Real Estate Investment Trust	92,561	1,074,549
Granite Real Estate Investment Trust	26,848	1,533,803
H&R Real Estate Investment Trust	112,460	768,709
NorthWest Healthcare Properties Real Estate Investment Trust	107,818	373,668
RioCan Real Estate Investment Trust	129,043	1,761,259
SmartCentres Real Estate Investment Trust	62,690	1,076,142
		11,375,378
FINLAND — 0.1%
Kojamo OYJ (c)	156,885	1,860,405
FRANCE — 1.5%
Covivio SA REIT	42,051	2,166,299
Gecina SA REIT	44,670	4,566,256
Klepierre SA REIT	169,727	4,399,324
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (c)	88,399	$ 7,112,583
		18,244,462
GERMANY — 0.6%
Aroundtown SA (c)	745,209	1,573,434
LEG Immobilien SE (c)	64,511	5,544,488
		7,117,922
HONG KONG — 1.5%
Hang Lung Properties Ltd.	1,519,018	1,556,584
Hysan Development Co. Ltd.	516,731	833,219
Link REIT	2,241,888	9,639,048
Swire Properties Ltd.	912,800	1,917,399
Wharf Real Estate Investment Co. Ltd.	1,348,000	4,383,418
		18,329,668
ISRAEL — 0.2%
Azrieli Group Ltd.	32,308	2,341,287
JAPAN — 9.0%
Activia Properties, Inc. REIT	630	1,712,941
Advance Residence Investment Corp. REIT	1,257	2,782,352
Aeon Mall Co. Ltd. (a)	84,900	999,648
AEON REIT Investment Corp.	1,568	1,440,100
Comforia Residential REIT, Inc.	614	1,326,625
Daiwa House REIT Investment Corp.	1,879	3,210,608
Daiwa Office Investment Corp. REIT	244	949,592
Daiwa Securities Living Investments Corp. REIT	2,132	1,480,546
Frontier Real Estate Investment Corp. REIT	452	1,367,842
Global One Real Estate Investment Corp. REIT	880	632,621
GLP J-Reit	4,281	3,586,711
Hoshino Resorts REIT, Inc.	225	859,295
Hulic Co. Ltd.	521,500	5,340,943
Hulic Reit, Inc.	1,119	1,137,152
Ichigo Office REIT Investment Corp.	883	479,000
Industrial & Infrastructure Fund Investment Corp. REIT	2,229	2,022,146
Invincible Investment Corp. REIT	5,852	2,625,464
Japan Excellent, Inc. REIT	1,117	959,463
Japan Hotel REIT Investment Corp.	4,021	2,106,877
Japan Logistics Fund, Inc. REIT	820	1,493,224
Japan Metropolitan Fund Invest REIT	6,078	3,787,079
Japan Prime Realty Investment Corp. REIT	872	1,933,040
Japan Real Estate Investment Corp. REIT	1,239	4,412,574

See accompanying notes to financial statements.
11

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
KDX Realty Investment Corp. REIT	3,603	$ 3,830,471
LaSalle Logiport REIT	1,618	1,657,075
Mitsubishi Estate Logistics REIT Investment Corp.	439	1,116,753
Mitsui Fudosan Co. Ltd.	2,450,700	26,289,018
Mitsui Fudosan Logistics Park, Inc. REIT	511	1,536,258
Mori Hills REIT Investment Corp.	1,444	1,314,766
Mori Trust Reit, Inc.	2,324	1,119,426
Nippon Accommodations Fund, Inc. REIT	440	1,898,444
Nippon Building Fund, Inc. REIT	1,480	5,916,284
Nippon Prologis REIT, Inc.	2,123	3,781,828
NIPPON REIT Investment Corp.	400	936,932
Nomura Real Estate Master Fund, Inc. REIT	4,102	4,054,704
NTT UD REIT Investment Corp.	1,276	1,039,551
Orix JREIT, Inc.	2,397	2,606,932
Sekisui House Reit, Inc.	3,848	2,064,539
Tokyu REIT, Inc.	801	852,100
United Urban Investment Corp. REIT	2,690	2,735,412
		109,396,336
MEXICO — 0.8%
Corp. Inmobiliaria Vesta SAB de CV (a)	711,233	2,775,742
Fibra Uno Administracion SA de CV REIT	2,451,589	4,072,277
Prologis Property Mexico SA de CV REIT	606,730	2,655,898
		9,503,917
ROMANIA — 0.3%
NEPI Rockcastle NV	482,627	3,333,691
SAUDI ARABIA — 0.1%
Arabian Centres Co. Ltd.	144,263	977,011
SINGAPORE — 2.9%
CapitaLand Ascendas REIT	3,098,891	6,360,350
CapitaLand Ascott Trust REIT	2,162,993	1,514,544
CapitaLand Integrated Commercial Trust REIT	4,406,307	6,464,499
CapitaLand Investment Ltd.	2,082,217	4,134,811
Frasers Centrepoint Trust REIT (a)	992,193	1,610,035
Frasers Logistics & Commercial Trust REIT	2,562,100	2,012,319
Keppel DC REIT	1,162,800	1,490,548
Keppel REIT	1,975,912	1,273,743
Mapletree Industrial Trust REIT	1,798,432	3,118,206
Mapletree Logistics Trust REIT	2,901,163	3,138,484
Mapletree Pan Asia Commercial Trust REIT (a)	2,029,831	1,925,151
Security Description	Shares	Value
Suntec Real Estate Investment Trust	1,955,095	$ 1,564,540
		34,607,230
SOUTH AFRICA — 0.1%
Growthpoint Properties Ltd. REIT	2,974,565	1,768,756
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT	250,692	1,486,403
Merlin Properties Socimi SA REIT	291,583	3,141,223
		4,627,626
SWEDEN — 1.3%
Castellum AB (c)	368,695	4,858,419
Fabege AB (a)	214,764	2,010,538
Hufvudstaden AB Class A	101,201	1,230,396
Sagax AB Class B	186,149	4,916,342
Samhallsbyggnadsbolaget i Norden AB (a)	968,595	382,905
Wihlborgs Fastigheter AB	234,719	2,177,592
		15,576,192
SWITZERLAND — 1.0%
PSP Swiss Property AG	39,924	5,239,277
Swiss Prime Site AG	66,810	6,308,638
		11,547,915
THAILAND — 0.2%
Central Pattana PCL NVDR	1,171,400	2,014,535
TURKEY — 0.0% (d)
Is Gayrimenkul Yatirim Ortakligi AS REIT (c)	387,350	174,447
UNITED KINGDOM — 4.1%
Assura PLC REIT	2,580,727	1,379,676
Big Yellow Group PLC REIT	171,376	2,303,461
British Land Co. PLC REIT	816,376	4,075,646
Derwent London PLC REIT	98,128	2,687,457
Grainger PLC	655,985	2,136,319
Hammerson PLC REIT	3,365,354	1,266,032
Land Securities Group PLC REIT	654,296	5,440,282
LondonMetric Property PLC REIT	1,771,469	4,547,226
Primary Health Properties PLC REIT	1,177,122	1,394,062
Safestore Holdings PLC REIT	192,322	1,833,063
Segro PLC REIT	1,166,440	13,317,540
Supermarket Income Reit PLC	1,112,490	1,090,554
Tritax Big Box REIT PLC	1,654,736	3,286,023
UNITE Group PLC REIT	345,062	4,263,097
		49,020,438
UNITED STATES — 70.3%
Acadia Realty Trust REIT	85,309	1,451,106
Agree Realty Corp. REIT	87,339	4,988,804

See accompanying notes to financial statements.
12

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Alexandria Real Estate Equities, Inc. REIT	137,297	$ 17,698,956
American Assets Trust, Inc. REIT	42,373	928,392
American Homes 4 Rent Class A, REIT	277,122	10,192,547
Americold Realty Trust, Inc. REIT	232,017	5,781,864
Apartment Income REIT Corp.	125,720	4,082,128
Apartment Investment & Management Co. Class A, REIT (c)	118,637	971,637
Apple Hospitality REIT, Inc.	184,891	3,028,515
AvalonBay Communities, Inc. REIT	123,678	22,949,690
Boston Properties, Inc. REIT	125,795	8,215,671
Brandywine Realty Trust REIT	151,143	725,486
Brixmor Property Group, Inc. REIT	261,706	6,137,006
Broadstone Net Lease, Inc. REIT	162,478	2,546,030
Camden Property Trust REIT	93,053	9,156,415
CareTrust REIT, Inc.	113,340	2,762,096
Centerspace REIT	13,226	755,734
Chatham Lodging Trust REIT	42,295	427,602
Community Healthcare Trust, Inc. REIT	22,167	588,534
COPT Defense Properties REIT	97,439	2,355,101
Cousins Properties, Inc. REIT	131,875	3,170,275
CubeSmart REIT	195,959	8,861,266
DiamondRock Hospitality Co. REIT	183,822	1,766,529
Digital Realty Trust, Inc. REIT	264,179	38,052,343
DigitalBridge Group, Inc.	125,758	2,423,357
Diversified Healthcare Trust REIT	185,653	456,706
Douglas Emmett, Inc. REIT	147,148	2,040,943
Easterly Government Properties, Inc. REIT	84,301	970,304
EastGroup Properties, Inc. REIT	41,509	7,462,073
Elme Communities REIT	75,713	1,053,925
Empire State Realty Trust, Inc. Class A, REIT	113,273	1,147,455
EPR Properties REIT	65,851	2,795,375
Equinix, Inc. REIT	81,932	67,620,938
Equity Commonwealth REIT (c)	93,095	1,757,634
Equity LifeStyle Properties, Inc. REIT	162,463	10,462,617
Equity Residential REIT	300,950	18,992,954
Essential Properties Realty Trust, Inc. REIT	136,508	3,639,303
Essex Property Trust, Inc. REIT	55,986	13,705,933
Extra Space Storage, Inc. REIT	184,270	27,087,690
Federal Realty Investment Trust REIT	64,017	6,537,416
First Industrial Realty Trust, Inc. REIT	115,173	6,051,189
Security Description	Shares	Value
Four Corners Property Trust, Inc. REIT	78,570	$ 1,922,608
Getty Realty Corp. REIT	42,529	1,163,168
Global Medical REIT, Inc.	53,545	468,519
Global Net Lease, Inc. REIT	171,229	1,330,449
Healthcare Realty Trust, Inc. REIT	331,427	4,689,692
Healthpeak Properties, Inc. REIT	616,893	11,566,744
Highwoods Properties, Inc. REIT	93,203	2,440,055
Host Hotels & Resorts, Inc. REIT	614,844	12,714,974
Hudson Pacific Properties, Inc. REIT	114,145	736,235
Independence Realty Trust, Inc. REIT	195,045	3,146,076
Innovative Industrial Properties, Inc. REIT	24,362	2,522,441
Invitation Homes, Inc. REIT	501,565	17,860,730
JBG SMITH Properties REIT	75,712	1,215,178
Kennedy-Wilson Holdings, Inc.	101,934	874,594
Kilroy Realty Corp. REIT	92,813	3,381,178
Kimco Realty Corp. REIT	580,597	11,385,507
Kite Realty Group Trust REIT	190,881	4,138,300
LXP Industrial Trust REIT	253,980	2,290,900
Macerich Co. REIT	189,177	3,259,520
Medical Properties Trust, Inc. REIT (a)	526,943	2,476,632
Mid-America Apartment Communities, Inc. REIT	101,759	13,389,449
National Health Investors, Inc. REIT	38,291	2,405,824
National Storage Affiliates Trust REIT	67,467	2,642,008
NET Lease Office Properties REIT	12,762	303,736
NETSTREIT Corp. (a)	61,028	1,121,084
NexPoint Residential Trust, Inc. REIT	20,163	649,047
NNN REIT, Inc.	158,888	6,790,873
Office Properties Income Trust REIT (a)	42,515	86,731
Omega Healthcare Investors, Inc. REIT	213,640	6,765,979
Orion Office REIT, Inc.	53,766	188,719
Paramount Group, Inc. REIT	144,950	679,815
Park Hotels & Resorts, Inc. REIT	183,532	3,209,975
Pebblebrook Hotel Trust REIT	105,579	1,626,972
Phillips Edison & Co., Inc. REIT	106,120	3,806,524
Piedmont Office Realty Trust, Inc. Class A, REIT	108,787	764,773
Plymouth Industrial REIT, Inc.	31,119	700,177
Prologis, Inc. REIT	806,035	104,961,878
Public Storage REIT	138,066	40,047,424
Realty Income Corp. REIT	725,356	39,241,760
Regency Centers Corp. REIT	143,173	8,670,557

See accompanying notes to financial statements.
13

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Retail Opportunity Investments Corp. REIT	110,919	$ 1,421,982
Rexford Industrial Realty, Inc. REIT	183,600	9,235,080
RLJ Lodging Trust REIT	132,936	1,571,304
Ryman Hospitality Properties, Inc. REIT	51,971	6,008,367
Seritage Growth Properties Class A (c)	32,657	315,140
Service Properties Trust REIT	145,427	985,995
Simon Property Group, Inc. REIT	284,232	44,479,466
SITE Centers Corp. REIT	157,989	2,314,539
SL Green Realty Corp. REIT	56,631	3,122,067
STAG Industrial, Inc. REIT	158,100	6,077,364
Summit Hotel Properties, Inc. REIT	93,886	611,198
Sun Communities, Inc. REIT	108,523	13,953,887
Sunstone Hotel Investors, Inc. REIT	178,165	1,984,758
Tanger, Inc. REIT	92,942	2,744,577
Terreno Realty Corp. REIT	81,497	5,411,401
UDR, Inc. REIT	263,707	9,865,279
UMH Properties, Inc. REIT	53,218	864,260
Universal Health Realty Income Trust REIT	11,075	406,563
Urban Edge Properties REIT	103,740	1,791,590
Ventas, Inc. REIT	350,778	15,272,874
Veris Residential, Inc. REIT	69,178	1,052,197
Vornado Realty Trust REIT	139,876	4,024,232
Welltower, Inc. REIT	482,700	45,103,488
WP Carey, Inc. REIT	190,555	10,754,924
Xenia Hotels & Resorts, Inc. REIT	92,797	1,392,883
		850,201,759
TOTAL COMMON STOCKS (Cost $1,270,308,244)		1,198,677,724

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (d)
BRAZIL — 0.0% (d)
Iguatemi SA 1.90% (b) (Cost $36,097)	22,490	$ 44,930
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (e) (f)	2,501,145	2,501,895
State Street Navigator Securities Lending Portfolio II (g) (h)	8,301,655	8,301,655
TOTAL SHORT-TERM INVESTMENTS (Cost $10,803,526)		10,803,550
TOTAL INVESTMENTS — 100.0% (Cost $1,281,147,867)		1,209,526,204
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(563,237)
NET ASSETS — 100.0%		$ 1,208,962,967
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
14

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index (long)	291	06/21/2024	$10,142,604	$10,132,620	$(9,984)

During the period ended March 31, 2024, the average notional value related to futures contracts was $7,156,996.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,198,677,724	$—	$—	$1,198,677,724
Preferred Stocks	44,930	—	—	44,930
Short-Term Investments	10,803,550	—	—	10,803,550
TOTAL INVESTMENTS	$1,209,526,204	$—	$—	$1,209,526,204
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$ (9,984)	$—	$—	$ (9,984)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (9,984)	$—	$—	$ (9,984)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,824,025	$3,824,790	$40,044,463	$41,367,982	$601	$23	2,501,145	$ 2,501,895	$60,648
State Street Navigator Securities Lending Portfolio II	5,976,964	5,976,964	42,359,859	40,035,168	—	—	8,301,655	8,301,655	34,492
Total		$9,801,754	$82,404,322	$81,403,150	$601	$23		$10,803,550	$95,140
See accompanying notes to financial statements.
15

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 9.2%
Centuria Industrial REIT (a)	406,594	$ 939,027
Charter Hall Long Wale REIT (a)	500,736	1,247,918
Charter Hall Retail REIT (a)	394,547	954,963
Dexus REIT	811,107	4,185,705
GPT Group REIT	1,444,597	4,307,020
National Storage REIT	953,391	1,492,781
Region RE Ltd. REIT	874,753	1,363,946
Scentre Group REIT	3,915,596	8,659,873
Vicinity Ltd. REIT (a)	2,917,896	4,054,743
Waypoint REIT Ltd.	505,132	840,348
		28,046,324
AUSTRIA — 0.4%
CA Immobilien Anlagen AG	32,059	1,132,196
BELGIUM — 2.5%
Aedifica SA REIT	35,834	2,204,006
Cofinimmo SA REIT	27,699	1,814,340
Warehouses De Pauw CVA REIT	130,716	3,735,444
		7,753,790
BRAZIL — 1.1%
Allos SA	315,613	1,508,219
Iguatemi SA	168,890	786,492
Multiplan Empreendimentos Imobiliarios SA	212,554	1,086,645
		3,381,356
CANADA — 3.2%
Boardwalk Real Estate Investment Trust	18,241	1,052,472
Canadian Apartment Properties REIT	61,851	2,124,850
Dream Industrial Real Estate Investment Trust	101,577	989,311
First Capital Real Estate Investment Trust	79,250	920,020
Granite Real Estate Investment Trust	23,324	1,332,480
H&R Real Estate Investment Trust	97,924	669,349
NorthWest Healthcare Properties Real Estate Investment Trust	89,688	310,834
RioCan Real Estate Investment Trust	110,677	1,510,589
SmartCentres Real Estate Investment Trust	54,070	928,170
		9,838,075
FINLAND — 0.5%
Kojamo OYJ (b)	134,042	1,589,524
FRANCE — 5.2%
Covivio SA REIT	36,527	1,881,725
Gecina SA REIT	38,713	3,957,320
Klepierre SA REIT	147,095	3,812,702
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (b)	76,560	$ 6,160,017
		15,811,764
GERMANY — 2.0%
Aroundtown SA (b)	648,148	1,368,499
LEG Immobilien SE (b)	55,891	4,803,630
		6,172,129
HONG KONG — 5.2%
Hang Lung Properties Ltd.	1,321,755	1,354,442
Hysan Development Co. Ltd.	447,846	722,143
Link REIT	1,940,752	8,344,307
Swire Properties Ltd.	793,200	1,666,172
Wharf Real Estate Investment Co. Ltd.	1,168,000	3,798,095
		15,885,159
ISRAEL — 0.7%
Azrieli Group Ltd.	27,414	1,986,630
JAPAN — 31.0%
Activia Properties, Inc. REIT	541	1,470,954
Advance Residence Investment Corp. REIT	1,080	2,390,565
Aeon Mall Co. Ltd.	72,740	856,471
AEON REIT Investment Corp.	1,340	1,230,698
Comforia Residential REIT, Inc.	519	1,121,365
Daiwa House REIT Investment Corp.	1,609	2,749,264
Daiwa Office Investment Corp. REIT	212	825,055
Daiwa Securities Living Investments Corp. REIT	1,812	1,258,325
Frontier Real Estate Investment Corp. REIT	387	1,171,139
Global One Real Estate Investment Corp. REIT	779	560,013
GLP J-Reit	3,713	3,110,829
Hoshino Resorts REIT, Inc.	193	737,084
Hulic Co. Ltd.	451,690	4,625,984
Hulic Reit, Inc.	976	991,832
Ichigo Office REIT Investment Corp.	791	429,093
Industrial & Infrastructure Fund Investment Corp. REIT	1,901	1,724,585
Invincible Investment Corp. REIT	5,077	2,277,765
Japan Excellent, Inc. REIT	956	821,170
Japan Hotel REIT Investment Corp.	3,493	1,830,222
Japan Logistics Fund, Inc. REIT	701	1,276,524
Japan Metropolitan Fund Invest REIT	5,269	3,283,007
Japan Prime Realty Investment Corp. REIT	751	1,664,809
Japan Real Estate Investment Corp. REIT (a)	1,073	3,821,382
KDX Realty Investment Corp. REIT	3,124	3,321,230

See accompanying notes to financial statements.
16

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
LaSalle Logiport REIT	1,407	$ 1,440,979
Mitsubishi Estate Logistics REIT Investment Corp.	383	974,297
Mitsui Fudosan Co. Ltd.	2,120,700	22,749,060
Mitsui Fudosan Logistics Park, Inc. REIT	435	1,307,774
Mori Hills REIT Investment Corp.	1,226	1,116,276
Mori Trust Reit, Inc.	1,955	941,686
Nippon Accommodations Fund, Inc. REIT	379	1,635,251
Nippon Building Fund, Inc. REIT	1,283	5,128,779
Nippon Prologis REIT, Inc.	1,841	3,279,485
NIPPON REIT Investment Corp.	344	805,762
Nomura Real Estate Master Fund, Inc. REIT	3,555	3,514,011
NTT UD REIT Investment Corp.	1,124	915,717
Orix JREIT, Inc.	2,080	2,262,169
Sekisui House Reit, Inc.	3,300	1,770,524
Tokyu REIT, Inc.	710	755,294
United Urban Investment Corp. REIT	2,336	2,375,436
		94,521,865
MEXICO — 2.7%
Corp. Inmobiliaria Vesta SAB de CV (a)	609,150	2,377,341
Fibra Uno Administracion SA de CV REIT	2,124,831	3,529,507
Prologis Property Mexico SA de CV REIT	524,600	2,296,382
		8,203,230
ROMANIA — 1.0%
NEPI Rockcastle NV	418,498	2,890,727
SAUDI ARABIA — 0.3%
Arabian Centres Co. Ltd.	123,704	837,777
SINGAPORE — 9.8%
CapitaLand Ascendas REIT	2,684,289	5,509,396
CapitaLand Ascott Trust REIT	1,870,098	1,309,457
CapitaLand Integrated Commercial Trust REIT	3,816,433	5,599,094
CapitaLand Investment Ltd.	1,804,803	3,583,930
Frasers Centrepoint Trust REIT	856,638	1,390,069
Frasers Logistics & Commercial Trust REIT	2,204,000	1,731,061
Keppel DC REIT	1,011,700	1,296,859
Keppel REIT	1,708,653	1,101,458
Mapletree Industrial Trust REIT	1,559,887	2,704,605
Mapletree Logistics Trust REIT	2,516,217	2,722,049
Mapletree Pan Asia Commercial Trust REIT	1,740,171	1,650,429
Suntec Real Estate Investment Trust	1,701,676	1,361,744
		29,960,151
SOUTH AFRICA — 0.5%
Growthpoint Properties Ltd. REIT (a)	2,584,489	1,536,806
Security Description	Shares	Value
SPAIN — 1.3%
Inmobiliaria Colonial Socimi SA REIT	215,311	$ 1,276,622
Merlin Properties Socimi SA REIT	251,415	2,708,493
		3,985,115
SWEDEN — 4.4%
Castellum AB (b)	319,479	4,209,883
Fabege AB (a)	184,404	1,726,319
Hufvudstaden AB Class A (a)	87,080	1,058,713
Sagax AB Class B	160,926	4,250,183
Samhallsbyggnadsbolaget i Norden AB (a)	857,361	338,932
Wihlborgs Fastigheter AB	201,502	1,869,424
		13,453,454
SWITZERLAND — 3.3%
PSP Swiss Property AG	34,592	4,539,552
Swiss Prime Site AG	57,866	5,464,087
		10,003,639
THAILAND — 0.6%
Central Pattana PCL NVDR	1,014,459	1,744,633
TURKEY — 0.1%
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	348,271	156,847
UNITED KINGDOM — 13.9%
Assura PLC REIT	2,267,567	1,212,258
Big Yellow Group PLC REIT	147,843	1,987,155
British Land Co. PLC REIT	707,743	3,533,311
Derwent London PLC REIT	84,633	2,317,866
Grainger PLC	559,869	1,823,302
Hammerson PLC REIT	2,934,600	1,103,984
Land Securities Group PLC REIT	566,889	4,713,518
LondonMetric Property PLC REIT	1,535,701	3,942,028
Primary Health Properties PLC REIT	1,006,056	1,191,469
Safestore Holdings PLC REIT	164,550	1,568,362
Segro PLC REIT	1,009,619	11,527,075
Supermarket Income Reit PLC	949,642	930,917
Tritax Big Box REIT PLC	1,435,154	2,849,970
UNITE Group PLC REIT	299,080	3,695,009
		42,396,224
TOTAL COMMON STOCKS (Cost $419,792,827)		301,287,415

PREFERRED STOCKS — 0.0% (c)
BRAZIL — 0.0% (c)
Iguatemi SA 1.90% (Cost $50,716)	31,598	63,126
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	1,255,695	1,256,072

See accompanying notes to financial statements.
17

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	7,756,135	$ 7,756,135
TOTAL SHORT-TERM INVESTMENTS (Cost $9,012,195)		9,012,207
TOTAL INVESTMENTS — 101.8% (Cost $428,855,738)		310,362,748
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(5,633,440)
NET ASSETS — 100.0%		$ 304,729,308
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$301,287,415	$—	$—	$301,287,415
Preferred Stocks	63,126	—	—	63,126
Short-Term Investments	9,012,207	—	—	9,012,207
TOTAL INVESTMENTS	$310,362,748	$—	$—	$310,362,748

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	113,052	$ 113,074	$ 6,722,583	$ 5,579,583	$(14)	$12	1,255,695	$1,256,072	$31,013
State Street Navigator Securities Lending Portfolio II	1,807,910	1,807,910	23,862,791	17,914,566	—	—	7,756,135	7,756,135	19,062
Total		$1,920,984	$30,585,374	$23,494,149	$(14)	$12		$9,012,207	$50,075
See accompanying notes to financial statements.
18

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 6.1%
Abacus Group REIT (a)	1,320	$ 1,076
Abacus Group REIT (a) (b)	300,299	244,894
Abacus Storage King REIT	354,183	288,836
Actinogen Medical Ltd. (c)	10,955	229
AGL Energy Ltd.	600,787	3,268,892
ALS Ltd.	410,548	3,516,759
Altium Ltd.	97,459	4,146,834
Alumina Ltd. (c)	5,742,794	5,320,170
AMP Ltd.	3,149,360	2,403,932
Ampol Ltd.	227,747	5,912,083
Ansell Ltd.	397,483	6,374,034
ANZ Group Holdings Ltd.	2,480,783	47,582,806
APA Group Stapled Security	1,565,884	8,591,511
Archer Materials Ltd. (b) (c)	1,080	402
Argosy Minerals Ltd. (b) (c)	1,530,756	134,820
Aristocrat Leisure Ltd.	791,243	22,196,898
Articore Group Ltd. (c)	1,160	418
ASX Ltd.	172,722	7,484,460
Atlas Arteria Ltd. Stapled Security	800,626	2,784,010
Aurizon Holdings Ltd.	1,862,139	4,859,438
Bank of Queensland Ltd. (b)	567,339	2,339,234
Bendigo & Adelaide Bank Ltd. (b)	514,772	3,442,332
Betmakers Technology Group Ltd. (b) (c)	5,104,058	326,329
BHP Group Ltd.	4,112,779	118,784,244
Bigtincan Holdings Ltd. (c)	220	22
BlueScope Steel Ltd.	716,180	11,143,574
Boral Ltd. (b) (c)	210,732	841,387
Boss Energy Ltd. (c)	958,942	2,984,178
BrainChip Holdings Ltd. (b) (c)	2,148,142	434,449
Brambles Ltd.	1,915,205	20,179,097
Breville Group Ltd. (b)	76,728	1,376,076
BWP Trust REIT (b)	422,585	995,257
Calix Ltd. (c)	178,332	170,444
CAR Group Ltd.	464,299	10,928,944
Chalice Mining Ltd. (b) (c)	524,392	369,482
Challenger Ltd.	562,568	2,609,508
Charter Hall Group REIT	371,516	3,332,684
Charter Hall Long Wale REIT	453,153	1,129,333
Cleanaway Waste Management Ltd.	1,663,271	2,951,521
Clinuvel Pharmaceuticals Ltd. (b)	12,547	117,546
Coast Entertainment Holdings Ltd. (b) (c)	4,786,733	1,655,118
Cochlear Ltd.	46,014	10,132,193
Coles Group Ltd.	1,000,164	11,053,468
Commonwealth Bank of Australia	1,359,012	106,695,779
Computershare Ltd.	456,414	7,774,631
Core Lithium Ltd. (b) (c)	2,996,826	303,045
CSR Ltd.	1,997,067	11,491,459
Security Description	Shares	Value
De Grey Mining Ltd. (c)	982,433	$ 810,788
Deterra Royalties Ltd.	457,771	1,472,343
Dexus REIT	532,323	2,747,044
Domain Holdings Australia Ltd. (b)	136,427	291,936
Domino's Pizza Enterprises Ltd. (b)	52,321	1,481,084
Dubber Corp. Ltd. (c)	5,370	771
Eagers Automotive Ltd. (b)	139,056	1,284,597
Endeavour Group Ltd.	902,413	3,243,926
Evolution Mining Ltd.	1,495,654	3,493,237
Firefinch Ltd. (b) (c) (d)	758,202	29,679
Flight Centre Travel Group Ltd. (b)	44,376	632,577
Fortescue Ltd.	1,449,768	24,307,796
Glencore PLC	9,122,502	50,163,971
Goodman Group REIT	1,339,220	29,540,037
GPT Group REIT	1,491,573	4,447,077
GWA Group Ltd.	1,912,652	3,344,142
Harvey Norman Holdings Ltd. (b)	495,345	1,664,290
HMC Capital Ltd. REIT (b)	186,359	874,165
IDP Education Ltd. (b)	198,551	2,321,261
IGO Ltd. (b)	656,581	3,028,459
Iluka Resources Ltd.	455,878	2,144,361
Imugene Ltd. (b) (c)	7,933,334	543,449
Incitec Pivot Ltd.	1,432,065	2,700,067
Ingenia Communities Group REIT	1,315,533	4,488,667
Insignia Financial Ltd. (b)	568,916	935,325
Insurance Australia Group Ltd.	2,622,998	10,951,961
IRESS Ltd. (b) (c)	156,337	845,532
JB Hi-Fi Ltd.	102,796	4,308,869
Kogan.com Ltd. (b) (c)	125,070	643,790
Lake Resources NL (b) (c)	1,874,712	80,722
Lendlease Corp. Ltd. Stapled Security	477,504	2,003,097
Leo Lithium Ltd. (b) (c)	526,635	173,506
Liontown Resources Ltd. (b) (c)	2,015,276	1,538,276
Lottery Corp. Ltd.	2,842,928	9,551,840
Lynas Rare Earths Ltd. (b) (c)	723,397	2,685,362
Macquarie Group Ltd.	304,545	39,677,425
Magellan Financial Group Ltd.	117,607	758,828
Magnis Energy Technologies Ltd. (b) (c)	1,292,589	35,418
Medibank Pvt Ltd.	2,329,025	5,713,154
Megaport Ltd. (b) (c)	180,722	1,767,366
Mesoblast Ltd. (c)	602,356	218,102
Metals X Ltd. (c)	706,621	163,655
Metcash Ltd.	1,189,054	3,033,139
Mineral Resources Ltd.	137,337	6,349,857
Mirvac Group REIT	3,484,840	5,365,483
National Australia Bank Ltd.	2,487,689	56,219,621
Neometals Ltd. (b) (c)	681,509	57,800
NEXTDC Ltd. (c)	433,835	5,035,174
nib holdings Ltd.	370,095	1,897,797

See accompanying notes to financial statements.
19

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Nine Entertainment Co. Holdings Ltd. (b)	406,247	$ 453,211
Northern Star Resources Ltd.	988,511	9,331,769
Orica Ltd.	328,096	3,908,550
Origin Energy Ltd.	1,904,060	11,428,320
Orora Ltd. (b)	1,768,255	3,137,818
Paladin Energy Ltd. (c)	1,152,737	1,030,302
Paradigm Biopharmaceuticals Ltd. (b) (c)	169,911	38,243
Peninsula Energy Ltd. (b) (c)	1,311,037	106,915
Perpetual Ltd. (b)	292,036	4,780,254
Pilbara Minerals Ltd. (b)	2,808,029	7,016,399
PointsBet Holdings Ltd. (b)	683,911	368,101
PolyNovo Ltd. (b) (c)	1,226,438	1,752,281
Praemium Ltd. (b) (c)	711,387	204,208
Premier Investments Ltd.	81,307	1,740,396
Pro Medicus Ltd. (b)	44,934	3,041,425
Qantas Airways Ltd. (c)	856,421	3,045,073
QBE Insurance Group Ltd.	1,147,187	13,568,941
Qube Holdings Ltd.	1,578,431	3,511,510
Ramsay Health Care Ltd.	110,727	4,082,186
REA Group Ltd. (b)	47,287	5,721,757
Red 5 Ltd. (c)	712,642	176,673
Reece Ltd. (b)	227,555	4,171,638
Region RE Ltd. REIT	976,380	1,522,407
Renascor Resources Ltd. (b) (c)	4,377,000	239,867
Rio Tinto Ltd.	329,542	26,177,572
Rio Tinto PLC	926,855	58,741,519
Santos Ltd.	2,814,715	14,231,480
Sayona Mining Ltd. (b) (c)	12,890,141	327,972
Scentre Group REIT	4,603,870	10,182,084
SEEK Ltd.	299,101	4,888,094
Silver Mines Ltd. (b) (c)	6,294,924	698,157
Sonic Healthcare Ltd.	517,877	9,936,549
South32 Ltd. (a) (b)	1,489,648	2,909,259
South32 Ltd. (a)	2,875,029	5,627,007
Steadfast Group Ltd.	803,651	3,082,895
Stockland REIT	2,230,777	7,058,491
Suncorp Group Ltd.	1,056,610	11,291,264
Tabcorp Holdings Ltd.	3,043,619	1,499,171
Technology One Ltd.	229,847	2,544,688
Telix Pharmaceuticals Ltd. (b) (c)	485,551	4,083,210
Telstra Group Ltd.	3,667,743	9,236,345
Temple & Webster Group Ltd. (c)	232,783	1,992,503
TPG Telecom Ltd. (b)	198,451	583,907
Transurban Group Stapled Security	2,363,158	20,535,767
Treasury Wine Estates Ltd. (b)	1,171,185	9,512,809
Vicinity Ltd. REIT	2,762,617	3,838,966
Washington H Soul Pattinson & Co. Ltd.	197,088	4,321,581
Wesfarmers Ltd.	932,222	41,599,623
West African Resources Ltd. (c)	946,457	740,962
Security Description	Shares	Value
Westpac Banking Corp.	2,894,001	$ 49,278,006
Whitehaven Coal Ltd.	906,712	4,199,926
WiseTech Global Ltd. (b)	123,335	7,559,570
Woodside Energy Group Ltd.	1,599,847	31,834,075
Woolworths Group Ltd.	1,017,046	22,008,985
Worley Ltd.	708,005	7,736,866
Zip Co. Ltd. (c)	128,612	116,630
		1,226,494,836
AUSTRIA — 0.3%
ams-OSRAM AG (c)	51,404	59,782
ANDRITZ AG	29,516	1,842,507
BAWAG Group AG (e)	66,931	4,243,157
Erste Group Bank AG	298,356	13,307,870
Eurotelesites AG (c)	27,954	111,553
Immofinanz AG (c)	336	8,201
Kontron AG	38,524	850,425
Lenzing AG (c)	15,787	546,451
Mayr Melnhof Karton AG	6,872	856,471
Mondi PLC	554,522	9,775,476
Oesterreichische Post AG	25,873	884,391
OMV AG	224,090	10,614,874
Raiffeisen Bank International AG	111,556	2,224,069
Telekom Austria AG	111,818	935,917
UNIQA Insurance Group AG	92,244	797,984
Verbund AG	67,616	4,947,462
Vienna Insurance Group AG Wiener Versicherung Gruppe	28,316	883,799
voestalpine AG	263,901	7,410,340
		60,300,729
BELGIUM — 0.8%
Ackermans & van Haaren NV	18,515	3,239,384
Aedifica SA REIT	119,592	7,355,625
Ageas SA	216,925	10,055,254
Anheuser-Busch InBev SA	811,240	49,466,815
Barco NV	61,550	1,015,058
Bekaert SA	82,274	4,224,210
Colruyt Group NV	51,544	2,383,683
D'ieteren Group	17,779	3,947,791
Elia Group SA	27,472	2,966,976
Fagron	51,460	981,486
Galapagos NV (b) (c)	35,074	1,120,488
Gimv NV	17,231	828,122
Groupe Bruxelles Lambert NV (a)	93,550	7,078,442
Groupe Bruxelles Lambert NV (a) (b)	108	8,172
KBC Ancora	29,621	1,444,059
KBC Group NV	285,792	21,426,853
Materialise NV ADR (c)	7,500	39,600
Melexis NV	15,129	1,227,900
Proximus SADP	120,449	975,377
Shurgard Self Storage Ltd. REIT	20,367	910,319

See accompanying notes to financial statements.
20

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Solvay SA (b)	62,405	$ 1,705,154
Syensqo SA (c)	62,405	5,916,143
Tessenderlo Group SA (b)	21,576	565,075
UCB SA	163,813	20,239,422
Umicore SA (b)	166,150	3,587,943
VGP NV	7,015	803,835
Warehouses De Pauw CVA REIT	128,130	3,661,545
		157,174,731
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	352,802	16,633,118
Yara International ASA	210,826	6,663,739
		23,296,857
BURKINA FASO — 0.0% (f)
Endeavour Mining PLC	151,708	3,083,570
IAMGOLD Corp. (c)	710,698	2,373,807
		5,457,377
CAMEROON — 0.0% (f)
Golar LNG Ltd.	154,800	3,724,488
CANADA — 9.2%
AbCellera Biologics, Inc. (b) (c)	150,807	683,156
AGF Management Ltd. Class B	9,374	56,801
Agnico Eagle Mines Ltd.	440,282	26,278,646
Aimia, Inc. (b) (c)	196,724	372,151
Air Canada (b) (c)	222,003	3,217,054
Alamos Gold, Inc. Class A	335,309	4,948,177
Algonquin Power & Utilities Corp. (b)	254,825	1,611,899
Alimentation Couche-Tard, Inc. (b)	709,489	40,532,492
AltaGas Ltd. (b)	122,507	2,708,597
ARC Resources Ltd. (b)	477,206	8,516,183
Aritzia, Inc. (b) (c)	138,625	3,831,203
Atco Ltd. Class I (b)	62,405	1,738,993
Athabasca Oil Corp. (c)	286,767	1,108,288
Aurinia Pharmaceuticals, Inc. (b) (c)	88,056	441,161
Aurora Cannabis, Inc. (b) (c)	7,023	30,775
Aya Gold & Silver, Inc. (c)	120,715	1,040,116
B2Gold Corp.	976,127	2,560,688
Badger Infrastructure Solution (b)	54,909	2,036,898
Ballard Power Systems, Inc. (b) (c)	135,706	378,061
Bank of Montreal	568,377	55,546,173
Bank of Nova Scotia (b)	1,062,133	54,996,238
Barrick Gold Corp.	1,371,626	22,835,938
Baytex Energy Corp. (b)	1,020,073	3,686,057
BCE, Inc. (b)	228,359	7,767,497
BlackBerry Ltd. (b) (c)	544,113	1,491,712
Bombardier, Inc. Class B (b) (c)	80,891	3,475,937
Security Description	Shares	Value
Boralex, Inc. Class A (b)	61,153	$ 1,293,330
Brookfield Asset Management Ltd. Class A (b)	316,828	13,321,643
Brookfield Corp.	1,258,565	52,714,180
Brookfield Reinsurance Ltd. (c)	9,393	395,502
CAE, Inc. (b) (c)	242,321	5,008,475
Cameco Corp. (b)	467,000	20,236,379
Canadian Apartment Properties REIT	62,483	2,146,562
Canadian Imperial Bank of Commerce (b)	784,419	39,804,953
Canadian National Railway Co.	540,813	71,283,809
Canadian Natural Resources Ltd.	882,660	67,397,198
Canadian Pacific Kansas City Ltd. (b)	800,883	70,681,291
Canadian Solar, Inc. (b) (c)	59,393	1,173,606
Canadian Tire Corp. Ltd. Class A (b)	71,186	7,106,764
Canadian Utilities Ltd. Class A (b)	98,597	2,247,713
Canadian Western Bank (b)	373,401	7,781,199
Canopy Growth Corp. (b) (c)	14,530	125,195
Cargojet, Inc. (b)	11,066	915,046
CCL Industries, Inc. Class B (b)	100,743	5,153,843
Cenovus Energy, Inc.	1,047,745	20,966,514
CES Energy Solutions Corp.	263,878	918,430
CGI, Inc. (c)	187,105	20,662,088
Choice Properties Real Estate Investment Trust	126,054	1,283,594
CI Financial Corp. (b)	38,044	486,918
Cineplex, Inc. (b) (c)	51,544	280,716
Colliers International Group, Inc. (b)	23,740	2,904,587
Constellation Software, Inc.	16,490	45,086,274
Converge Technology Solutions Corp. (b)	335,668	1,443,627
Crescent Point Energy Corp. (b)	648,050	5,306,037
Crew Energy, Inc. (b) (c)	33,842	116,287
CT Real Estate Investment Trust	244,459	2,577,816
Denison Mines Corp. (b) (c)	146,863	287,594
Descartes Systems Group, Inc. (c)	67,676	6,196,236
Docebo, Inc. (b) (c)	56,646	2,771,918
Dollarama, Inc.	287,028	21,886,879
Dye & Durham Ltd. (b)	24,077	279,690
ECN Capital Corp. (b)	24,110	37,236
Element Fleet Management Corp.	324,144	5,243,312
Emera, Inc. (b)	217,319	7,655,346
Empire Co. Ltd. Class A (b)	135,963	3,323,596
Enbridge, Inc.	1,722,357	62,301,404
Enerplus Corp.	131,489	2,585,570

See accompanying notes to financial statements.
21

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Enghouse Systems Ltd. (b)	32,998	$ 744,451
Exchange Income Corp. (b)	120,413	4,405,430
Fairfax Financial Holdings Ltd.	23,465	25,317,751
Finning International, Inc.	117,031	3,442,826
First Capital Real Estate Investment Trust	112,187	1,302,389
First Majestic Silver Corp. (b)	231,094	1,357,619
FirstService Corp. (b)	27,115	4,493,286
Fortis, Inc. (b)	387,859	15,339,526
Franco-Nevada Corp.	148,292	17,686,554
George Weston Ltd.	60,364	8,163,470
GFL Environmental, Inc.	163,203	5,633,262
Gildan Activewear, Inc.	194,680	7,231,896
Global Atomic Corp. (b) (c)	124,949	209,595
GoGold Resources, Inc. (c)	84,236	76,564
Granite Real Estate Investment Trust	22,016	1,257,755
Great-West Lifeco, Inc. (b)	255,077	8,165,480
H&R Real Estate Investment Trust	112,187	766,843
Hut 8 Corp. (b) (c)	214,208	2,368,041
Hydro One Ltd. (b) (e)	258,922	7,557,672
iA Financial Corp., Inc.	78,671	4,892,048
IGM Financial, Inc. (b)	66,686	1,721,295
Imperial Oil Ltd. (b)	208,772	14,413,869
Innergex Renewable Energy, Inc. (b)	425,232	2,510,699
Intact Financial Corp.	142,936	23,241,557
International Petroleum Corp. (c)	5,028	59,860
Ivanhoe Mines Ltd. Class A (b) (c)	942,523	11,255,253
K92 Mining, Inc. (c)	77,698	361,720
Keyera Corp. (b)	144,307	3,720,577
Kinaxis, Inc. (b) (c)	9,869	1,123,093
Kinross Gold Corp.	994,750	6,108,533
Lightspeed Commerce, Inc. (b) (c)	86,975	1,224,366
Linamar Corp.	40,564	2,158,218
Lithium Americas Argentina Corp. (b) (c)	59,051	318,110
Lithium Americas Corp. (b) (c)	59,051	397,092
Loblaw Cos. Ltd. (b)	159,696	17,713,186
MAG Silver Corp. (b) (c)	10,414	109,969
Magna International, Inc. (b)	281,456	15,347,229
Manulife Financial Corp.	1,749,497	43,735,809
Maple Leaf Foods, Inc. (b)	62,398	1,024,097
MEG Energy Corp. (b) (c)	482,808	11,095,754
Methanex Corp. (b)	71,194	3,176,044
Metro, Inc. REIT (b)	205,826	11,060,533
MTY Food Group, Inc. (b)	139,088	5,255,178
National Bank of Canada (b)	314,885	26,540,390
New Gold, Inc. (c)	503,041	847,540
Northland Power, Inc. (b)	151,102	2,471,005
Nutrien Ltd.	464,407	25,254,544
Nuvei Corp. (b) (e)	44,308	1,402,009
Onex Corp. (b)	67,918	5,092,658
Security Description	Shares	Value
Open Text Corp.	183,595	$ 7,130,799
Osisko Gold Royalties Ltd.	123,834	2,034,236
Pan American Silver Corp. (b)	306,063	4,618,368
Parex Resources, Inc. (b)	306,690	4,904,320
Parkland Corp. (b)	140,629	4,483,085
Payfare, Inc. (c)	45,501	234,020
Pembina Pipeline Corp. (b)	447,908	15,824,483
Peyto Exploration & Development Corp. (b)	111,552	1,230,720
Pizza Pizza Royalty Corp. (b)	227,586	2,324,211
Power Corp. of Canada (b)	534,037	14,988,158
PrairieSky Royalty Ltd. (b)	172,675	3,385,234
Precision Drilling Corp. (b) (c)	12,738	857,797
Premium Brands Holdings Corp. (b)	23,900	1,563,015
Primaris Real Estate Investment Trust	27,906	287,669
Quebecor, Inc. Class B (b)	138,672	3,042,432
Real Matters, Inc. (b) (c)	88,837	401,761
Restaurant Brands International, Inc. (b)	249,144	19,804,486
RioCan Real Estate Investment Trust	131,464	1,794,303
Rogers Communications, Inc. Class B	300,364	12,318,642
Royal Bank of Canada (b)	1,232,028	124,381,796
Russel Metals, Inc.	49,428	1,646,200
Sandstorm Gold Ltd. (b)	144,808	759,754
Saputo, Inc. (b)	220,312	4,338,677
Secure Energy Services, Inc. (b)	144,202	1,188,141
Shopify, Inc. Class A (c)	1,019,660	78,739,679
SmartCentres Real Estate Investment Trust	56,460	969,197
SNC-Lavalin Group, Inc. (b)	167,133	6,842,171
SNDL, Inc. (b) (c)	211,877	424,813
SSR Mining, Inc. (b)	78,473	349,671
Stantec, Inc.	65,779	5,466,474
Stella-Jones, Inc. (b)	49,804	2,907,457
Sun Life Financial, Inc.	473,273	25,848,592
Suncor Energy, Inc.	1,285,285	47,479,325
TC Energy Corp. (b)	803,414	32,320,605
Teck Resources Ltd. Class B	443,055	20,298,843
TECSYS, Inc. (b)	10,914	311,149
TELUS Corp. (a)	342,543	5,485,244
TELUS Corp. (a) (c)	70,934	1,135,887
TFI International, Inc. (b)	75,196	12,002,465
Thomson Reuters Corp.	210,741	32,827,787
Tilray Brands, Inc. (a) (b) (c)	75,686	186,944
Tilray Brands, Inc. (a) (b) (c)	329,935	811,885
TMX Group Ltd.	203,927	5,384,306
Torex Gold Resources, Inc. (c)	71,134	1,048,152
Toromont Industries Ltd.	65,719	6,330,295
Toronto-Dominion Bank	1,534,669	92,709,544
Tourmaline Oil Corp.	282,647	13,227,441
TransAlta Corp.	232,910	1,495,650
Vermilion Energy, Inc. (b)	93,261	1,160,551

See accompanying notes to financial statements.
22

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Well Health Technologies Corp. (b) (c)	37,451	$ 101,567
Wesdome Gold Mines Ltd. (b) (c)	99,926	745,061
West Fraser Timber Co. Ltd.	47,731	4,125,341
Whitecap Resources, Inc. (b)	356,249	2,698,357
WSP Global, Inc. (b)	100,719	16,802,750
Xenon Pharmaceuticals, Inc. (c)	105,559	4,544,315
		1,852,755,718
CHILE — 0.1%
Antofagasta PLC	305,842	7,877,776
Lundin Mining Corp.	662,138	6,781,624
		14,659,400
CHINA — 0.5%
BOC Aviation Ltd. (e)	345,100	2,658,872
BOC Hong Kong Holdings Ltd.	3,134,000	8,389,155
BOE Varitronix Ltd. (b)	361,000	217,713
Budweiser Brewing Co. APAC Ltd. (e)	1,091,300	1,606,319
China Ruyi Holdings Ltd. (b) (c)	3,056,400	777,139
China Tobacco International HK Co. Ltd. (b)	288,000	381,230
China Traditional Chinese Medicine Holdings Co. Ltd. (b)	3,296,000	1,802,462
China Youzan Ltd. (b) (c)	8,168,000	85,579
Chow Tai Fook Jewellery Group Ltd. (b)	1,030,200	1,519,017
ENN Energy Holdings Ltd.	472,100	3,637,362
Fosun International Ltd.	1,671,000	871,108
Gemdale Properties & Investment Corp. Ltd. (b)	6,778,000	213,911
HUTCHMED China Ltd. ADR (b) (c)	49,750	835,800
Inspur Digital Enterprise Technology Ltd. (b)	746,000	297,392
Kerry Logistics Network Ltd. (b)	752,000	818,639
Nexteer Automotive Group Ltd.	320,000	150,464
Prosus NV	2,038,728	64,018,093
S-Enjoy Service Group Co. Ltd.	282,000	81,071
Shandong Hi-Speed Holdings Group Ltd. (b) (c)	1,742,500	1,206,722
Shangri-La Asia Ltd. (c)	514,000	321,806
Towngas Smart Energy Co. Ltd. (b)	1,997,259	783,444
VSTECS Holdings Ltd.	882,000	472,191
Wharf Holdings Ltd. (b)	1,471,000	4,830,376
Wilmar International Ltd.	2,741,500	6,967,505
Zhongyu Energy Holdings Ltd. (b) (c)	277,000	176,610
		103,119,980
Security Description	Shares	Value
COLOMBIA — 0.0% (f)
Gran Tierra Energy, Inc. (c)	41,950	$ 300,385
DENMARK — 2.8%
Ambu AS Class B (c)	287,502	4,726,830
AP Moller - Maersk AS Class A	2,079	2,659,519
AP Moller - Maersk AS Class B	5,476	7,131,129
Ascendis Pharma AS ADR (c)	29,252	4,422,025
Bavarian Nordic AS (c)	56,883	1,276,192
Better Collective AS (b) (c)	27,832	748,340
Carlsberg AS Class B	87,643	11,974,218
cBrain AS	33,948	1,858,010
Chemometec AS	9,829	603,132
Coloplast AS Class B	73,250	9,888,989
D/S Norden AS	88,551	3,607,942
Danske Bank AS	639,838	19,140,017
Demant AS (c)	76,440	3,796,267
DSV AS	166,966	27,124,571
FLSmidth & Co. AS (c)	154,414	7,695,547
Genmab AS (c)	45,892	13,847,669
GN Store Nord AS (c)	120,581	3,188,024
Green Hydrogen Systems AS (c)	120,266	138,611
H&H International AS Class B (c)	76,906	778,358
ISS AS	150,752	2,743,724
Jyske Bank AS	40,406	3,408,461
Netcompany Group AS (c) (e)	16,737	690,660
Novo Nordisk AS Class B	2,651,523	338,346,083
Novonesis (Novozymes) B Class B	309,476	18,156,762
Orsted AS (c) (e)	170,431	9,485,800
Pandora AS	104,005	16,783,258
Ringkjoebing Landbobank AS	22,304	3,904,371
Royal Unibrew AS	34,530	2,283,335
Tryg AS	330,414	6,802,993
Vestas Wind Systems AS (c)	887,747	24,807,815
Zealand Pharma AS (c)	81,753	8,066,990
		560,085,642
EGYPT — 0.0% (f)
Centamin PLC	1,918,793	2,736,600
FINLAND — 0.8%
Cargotec OYJ Class B (c)	55,161	3,845,494
Citycon OYJ (b)	131,589	543,736
Elisa OYJ	128,050	5,718,456
Fortum OYJ (b)	378,250	4,675,397
F-Secure OYJ	71,230	144,318
Huhtamaki OYJ (b)	78,330	3,284,878
Kemira OYJ	82,785	1,566,425
Kesko OYJ Class B	252,147	4,715,199
Kone OYJ Class B	323,390	15,067,127
Konecranes OYJ	56,998	2,961,547
Mandatum OYJ (c)	370,504	1,658,398
Metsa Board OYJ Class B (b)	161,560	1,224,883
Metso OYJ	722,150	8,583,041

See accompanying notes to financial statements.
23

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Neste OYJ	319,001	$ 8,647,478
Nokia OYJ (a)	3,333,572	11,848,447
Nokia OYJ (a)	1,780,804	6,338,130
Nokian Renkaat OYJ (b)	93,252	879,419
Nordea Bank Abp (a) (b)	2,696,852	30,064,227
Nordea Bank Abp (a)	38,101	430,831
Orion OYJ Class B	84,248	3,145,449
Outokumpu OYJ (b)	507,247	2,207,742
QT Group OYJ (b) (c)	25,848	2,135,562
Sampo OYJ Class A	370,504	15,811,702
Stora Enso OYJ Class R (b)	473,330	6,586,765
Terveystalo OYJ (b) (e)	108,381	882,568
Tokmanni Group Corp.	97,399	1,596,798
UPM-Kymmene OYJ	434,041	14,470,752
Valmet OYJ (b)	144,954	3,818,262
Wartsila OYJ Abp	378,259	5,756,042
WithSecure OYJ (b) (c)	71,464	82,121
YIT OYJ (b)	104,914	220,496
		168,911,690
FRANCE — 7.7%
AB Science SA (b) (c)	15,216	41,576
Accor SA	296,985	13,888,205
Adevinta ASA (c)	115,015	1,206,488
Aeroports de Paris SA	27,397	3,760,731
Air France-KLM (b) (c)	213,025	2,375,672
Air Liquide SA	404,951	84,338,004
Airbus SE	495,801	91,414,591
Alstom SA (b)	362,180	5,527,011
Alten SA	23,725	3,464,229
Arkema SA (b)	35,078	3,695,228
Atos SE (b) (c)	71,771	147,119
AXA SA	1,588,383	59,723,514
BioMerieux	34,885	3,852,350
BNP Paribas SA	866,181	61,610,410
Bollore SE	453,645	3,032,707
Bouygues SA (b)	220,479	9,007,977
Bureau Veritas SA	193,789	5,918,781
Capgemini SE	131,521	30,297,701
Carmat SA (b) (c)	14,640	65,063
Carrefour SA (b)	582,630	9,989,191
Casino Guichard Perrachon SA (b) (c)	117,037	4,942
CGG SA (b) (c)	582,754	252,883
Christian Dior SE	2,010	1,685,626
Cie de Saint-Gobain SA	415,796	32,300,860
Cie Generale des Etablissements Michelin SCA (b)	513,642	19,704,127
Cie Plastic Omnium SE	60,373	787,650
Covivio SA REIT	63,403	3,266,269
Credit Agricole SA (b)	1,178,893	17,590,591
Danone SA	528,386	34,176,638
Dassault Aviation SA (b)	17,626	3,883,360
Dassault Systemes SE (b)	543,978	24,110,844
Edenred SE (b)	284,582	15,201,459
Eiffage SA	43,945	4,990,482
Security Description	Shares	Value
Elior Group SA (b) (c) (e)	99,364	$ 265,707
Elis SA	162,177	3,688,683
Engie SA	1,367,352	22,904,238
EssilorLuxottica SA	245,740	55,654,208
Eurazeo SE	42,303	3,712,088
Euroapi SA (c)	40,655	122,721
Eutelsat Communications SACA (b) (c)	80,813	352,952
Fnac Darty SA (a) (b)	28,875	904,989
Fnac Darty SA (a)	1,274	39,929
Forvia SE (a) (c)	105,850	1,606,739
Forvia SE (a) (b) (c)	15,316	232,074
Gaztransport Et Technigaz SA	18,268	2,732,527
Gecina SA REIT	35,101	3,588,094
Getlink SE (b)	341,761	5,824,427
Hermes International SCA	29,509	75,403,752
ICADE REIT	38,645	1,047,589
Imerys SA (b)	32,770	1,117,667
Ipsen SA (b)	29,473	3,510,941
Kering SA (b)	62,464	24,714,379
Klepierre SA REIT (b)	159,567	4,135,976
La Francaise des Jeux SAEM (e)	93,114	3,799,274
Legrand SA	228,007	24,186,433
L'Oreal SA	204,571	96,913,867
LVMH Moet Hennessy Louis Vuitton SE	211,206	190,169,022
McPhy Energy SA (b) (c)	5,302	10,868
Nanobiotix SA (b) (c)	71,063	437,464
Nexans SA	82,145	8,596,638
Orange SA	1,537,958	18,084,908
Orpea SA (b) (c)	47	515
Pernod Ricard SA (b)	175,930	28,491,158
Publicis Groupe SA (b)	191,300	20,877,333
Renault SA	202,002	10,208,897
Rexel SA (b)	247,570	6,692,411
Rubis SCA (b)	86,896	3,072,573
Safran SA	277,152	62,873,035
Sartorius Stedim Biotech (c)	20,049	5,722,866
SCOR SE	153,962	5,332,566
SEB SA	23,754	3,042,602
Societe BIC SA	22,000	1,572,912
Societe Generale SA	620,624	16,629,495
Sodexo SA (b)	84,245	7,231,455
SOITEC (c)	16,658	1,725,302
SPIE SA	115,005	4,324,832
Technip Energies NV (b)	115,396	2,917,534
Teleperformance SE	49,291	4,795,344
Television Francaise 1 SA (b)	98,751	903,335
Thales SA	84,305	14,390,357
TotalEnergies SE	1,881,856	128,996,702
Ubisoft Entertainment SA (b) (c)	132,557	2,792,366
Unibail-Rodamco-Westfield CDI (c)	609,600	2,465,759
Unibail-Rodamco-Westfield REIT (b) (c)	69,996	5,631,878

See accompanying notes to financial statements.
24

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Valeo SE	321,185	$ 4,020,337
Vallourec SACA (c)	10,755	199,785
Valneva SE (b) (c)	117,889	463,063
Veolia Environnement SA	670,434	21,816,189
Vinci SA	400,724	51,397,177
Vivendi SE	923,070	10,068,847
Wendel SE	23,990	2,451,010
Worldline SA (c) (e)	205,673	2,550,016
		1,538,728,084
GERMANY — 6.6%
1&1 AG	35,059	606,577
adidas AG	164,681	36,816,081
ADLER Group SA (b) (c) (e)	50,139	9,720
Affimed NV (b) (c)	46,854	248,326
AIXTRON SE	108,183	2,862,522
Allianz SE	325,789	97,744,511
Aroundtown SA (c)	884,348	1,867,212
Aurubis AG	23,975	1,687,706
BASF SE	738,779	42,231,855
Bayer AG	809,313	24,849,468
Bayerische Motoren Werke AG	265,282	30,644,525
Bayerische Motoren Werke AG Preference Shares	35,076	3,765,478
Bechtle AG	65,940	3,488,120
Beiersdorf AG	86,439	12,598,137
Bilfinger SE	103,840	4,855,973
BioNTech SE ADR (c)	66,103	6,098,002
Brenntag SE	131,382	11,078,970
CANCOM SE	44,366	1,324,378
Carl Zeiss Meditec AG	29,507	3,690,263
Ceconomy AG (c)	136,947	275,247
Cliq Digital AG	4,647	79,999
Commerzbank AG	771,723	10,609,956
CompuGroup Medical SE & Co. KGaA	33,138	1,020,703
Continental AG	87,490	6,321,327
Covestro AG (c) (e)	151,160	8,273,651
CTS Eventim AG & Co. KGaA	38,502	3,428,449
CureVac NV (b) (c)	39,287	119,040
Daimler Truck Holding AG	385,112	19,531,647
Deutsche Bank AG	1,707,518	26,890,948
Deutsche Boerse AG	149,356	30,591,392
Deutsche Lufthansa AG (c)	573,781	4,511,915
Deutsche Pfandbriefbank AG (b) (e)	172,749	922,397
Deutsche Post AG	780,570	33,648,965
Deutsche Telekom AG	2,785,284	67,682,396
Deutz AG	99,445	632,052
Dr Ing hc F Porsche AG Preference Shares (e)	43,721	4,357,339
Duerr AG	38,535	891,453
DWS Group GmbH & Co. KGaA (e)	27,650	1,217,772
E.ON SE	1,885,665	26,240,535
Encavis AG (c)	134,425	2,446,992
Evonik Industries AG	100,829	1,995,507
Security Description	Shares	Value
Evotec SE (c)	98,550	$ 1,540,100
Fielmann Group AG	21,876	1,005,526
Fraport AG Frankfurt Airport Services Worldwide (c)	43,876	2,315,284
Freenet AG	109,479	3,083,629
Fresenius Medical Care AG	181,578	6,991,116
Fresenius SE & Co. KGaA	341,354	9,216,557
FUCHS SE	45,478	1,787,831
FUCHS SE Preference Shares	57,036	2,827,388
GEA Group AG	148,644	6,291,387
Gerresheimer AG	34,991	3,945,305
Grand City Properties SA (c)	100,505	1,150,581
Grenke AG	21,878	571,803
Hamborner REIT AG	425,024	3,148,918
Hannover Rueck SE	49,492	13,560,609
Hapag-Lloyd AG (b) (e)	18,457	2,784,718
Heidelberg Materials AG	120,411	13,257,973
HelloFresh SE (b) (c)	182,317	1,297,980
Henkel AG & Co. KGaA	93,353	6,730,825
Henkel AG & Co. KGaA Preference Shares	166,560	13,401,417
Hensoldt AG	5,783	271,311
HOCHTIEF AG	13,058	1,518,854
HUGO BOSS AG	54,891	3,237,998
Hypoport SE (c)	3,620	921,884
Infineon Technologies AG	1,102,769	37,534,063
Jenoptik AG	42,135	1,310,567
Jumia Technologies AG ADR (c)	168,199	861,179
Jungheinrich AG Preference Shares	38,502	1,425,436
K&S AG	177,928	2,778,666
KION Group AG	70,465	3,712,265
Knorr-Bremse AG	53,784	4,071,879
Krones AG	12,985	1,720,720
Lanxess AG	76,812	2,058,162
LEG Immobilien SE (c)	54,912	4,719,488
Mercedes-Benz Group AG	650,201	51,830,639
Merck KGaA	119,139	21,050,430
METRO AG	136,947	746,169
MorphoSys AG (b) (c)	18,496	1,342,366
MTU Aero Engines AG	43,832	11,134,028
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	115,903	56,616,757
Nemetschek SE	43,801	4,338,822
New Work SE	1,961	142,745
Nordex SE (b) (c)	84,062	1,103,969
Norma Group SE	40,530	754,198
Patrizia SE	64,239	598,039
Pfeiffer Vacuum Technology AG	5,437	916,026
Porsche Automobil Holding SE Preference Shares	147,671	7,833,887
ProSiebenSat.1 Media SE	187,042	1,315,459
Puma SE	77,233	3,504,957
Rational AG	2,083	1,797,462

See accompanying notes to financial statements.
25

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Rheinmetall AG	35,026	$ 19,708,428
RWE AG	567,080	19,267,562
Salzgitter AG	84,390	2,205,617
SAP SE	876,893	170,903,626
Sartorius AG Preference Shares (c)	33,258	13,239,610
Schaeffler AG Preference Shares	137,594	928,759
Scout24 SE (e)	51,552	3,889,536
Siemens AG	592,268	113,192,356
Siemens Energy AG (c)	375,273	6,892,038
Siemens Healthineers AG (c) (e)	225,241	13,797,722
Siltronic AG	16,496	1,464,449
Sixt SE	9,360	934,558
Sixt SE Preference Shares	13,062	959,273
Stabilus SE	18,615	1,186,148
Stroeer SE & Co. KGaA	33,392	2,033,973
Suedzucker AG	56,938	817,242
Symrise AG	104,007	12,462,742
TAG Immobilien AG (c)	143,732	1,967,547
Talanx AG	53,313	4,226,228
TeamViewer SE (c) (e)	81,023	1,208,004
thyssenkrupp AG	510,548	2,742,623
TUI AG (b) (c)	521,816	4,303,354
Uniper SE (c)	8,639	486,286
United Internet AG	51,551	1,161,382
Varta AG (b) (c)	22,102	353,398
Volkswagen AG	25,489	3,897,981
Volkswagen AG Preference Shares	149,475	19,830,428
Vonovia SE	658,610	19,489,586
Wacker Chemie AG (b)	16,393	1,850,999
Zalando SE (c) (e)	164,949	4,719,059
		1,314,355,392
GHANA — 0.0% (f)
Tullow Oil PLC (b) (c)	1,516,203	596,821
GUATEMALA — 0.0% (f)
Millicom International Cellular SA SDR (c)	49,785	1,015,944
HONG KONG — 1.2%
AIA Group Ltd.	9,647,800	64,779,292
Alliance International Education Leasing Holdings Ltd. (b) (c) (e)	480,000	25,759
ASMPT Ltd.	234,800	2,952,082
Bank of East Asia Ltd.	1,144,099	1,362,432
Cafe de Coral Holdings Ltd.	140,000	143,283
Cathay Pacific Airways Ltd. (b) (c)	1,655,000	1,879,901
Champion REIT	1,702,000	350,123
Chow Sang Sang Holdings International Ltd.	508,000	538,737
CK Asset Holdings Ltd.	831,531	3,421,129
CK Infrastructure Holdings Ltd.	287,500	1,682,436
CLP Holdings Ltd.	992,000	7,902,842
Security Description	Shares	Value
Dah Sing Banking Group Ltd.	658,125	$ 468,380
Dah Sing Financial Holdings Ltd.	46,885	107,711
DFI Retail Group Holdings Ltd. (b)	504,600	1,084,890
Fortune Real Estate Investment Trust	1,781,000	867,010
Futu Holdings Ltd. ADR (c)	57,195	3,097,109
Hang Lung Group Ltd.	1,790,000	2,060,692
Hang Lung Properties Ltd.	2,006,000	2,055,609
Hang Seng Bank Ltd.	681,300	7,455,915
Henderson Land Development Co. Ltd.	215,869	615,078
HK Electric Investments & HK Electric Investments Ltd. Stapled Security	2,470,500	1,543,579
HKBN Ltd.	842,000	315,221
HKT Trust & HKT Ltd. Stapled Security	207,900	242,527
Hong Kong & China Gas Co. Ltd.	7,125,625	5,398,994
Hong Kong Exchanges & Clearing Ltd.	1,045,439	30,428,995
Hong Kong Technology Venture Co. Ltd. (b) (c)	1,545,000	321,774
Hongkong Land Holdings Ltd.	1,733,300	5,321,231
Hysan Development Co. Ltd.	377,841	609,261
Jardine Matheson Holdings Ltd.	183,905	6,859,656
Johnson Electric Holdings Ltd.	112,537	155,869
Kerry Properties Ltd.	764,500	1,398,800
Link REIT	2,550,620	10,966,449
LK Technology Holdings Ltd. (b)	92,500	37,820
Long Well International Holdings Ltd. (c) (d)	3,424,000	—
Luk Fook Holdings International Ltd.	132,000	361,773
Man Wah Holdings Ltd.	834,000	588,221
Melco International Development Ltd. (b) (c)	229,000	143,665
Melco Resorts & Entertainment Ltd. ADR (c)	177,550	1,280,135
Modern Dental Group Ltd.	756,000	396,042
MTR Corp. Ltd.	411,888	1,357,794
New World Development Co. Ltd. (b)	631,129	666,091
NWS Holdings Ltd.	1,792,000	1,488,287
Pacific Basin Shipping Ltd.	7,487,000	2,161,979
Pacific Textiles Holdings Ltd. (b)	1,761,000	283,508
PAX Global Technology Ltd.	1,661,000	1,309,453
PCCW Ltd.	1,977,875	978,014
Perfect Medical Health Management Ltd.	1,438,000	587,955
Power Assets Holdings Ltd.	548,500	3,209,795
Prosperity REIT	1,842,000	305,962
Prudential PLC	2,134,498	20,034,285

See accompanying notes to financial statements.
26

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Realord Group Holdings Ltd. (b) (c)	550,000	$ 383,699
Shun Tak Holdings Ltd. (c)	760,000	72,830
Sino Land Co. Ltd.	7,408,132	7,695,457
Sun Hung Kai Properties Ltd.	1,117,509	10,773,218
Sunlight Real Estate Investment Trust	1,542,000	319,179
Swire Pacific Ltd. Class A	25,500	209,827
Swire Pacific Ltd. Class B	892,500	1,163,171
Swire Properties Ltd.	1,078,400	2,265,254
Techtronic Industries Co. Ltd.	1,078,000	14,614,008
Value Partners Group Ltd. (b)	402,000	91,942
Vitasoy International Holdings Ltd. (b)	230,000	197,190
Viva Goods Company Ltd. (c)	1,280,000	121,026
VTech Holdings Ltd.	198,900	1,205,886
Wharf Real Estate Investment Co. Ltd.	1,349,000	4,386,670
Yue Yuen Industrial Holdings Ltd.	921,500	1,292,805
Yuexiu Real Estate Investment Trust (b)	421,000	54,330
Zhuguang Holdings Group Co. Ltd. (b) (c)	3,808,000	71,524
		246,521,561
INDONESIA — 0.0% (f)
First Pacific Co. Ltd.	3,780,000	1,902,932
IRELAND — 0.3%
AerCap Holdings NV (c)	67,965	5,906,838
AIB Group PLC	914,420	4,645,546
Amarin Corp. PLC ADR (b) (c)	238,520	212,474
Bank of Ireland Group PLC	760,519	7,761,856
C&C Group PLC	434,374	898,808
Dalata Hotel Group PLC (b)	420,024	2,043,585
Fineos Corp. Ltd. CDI (c)	136,472	150,468
Glanbia PLC (b)	104,027	2,053,742
Greencore Group PLC (c)	358,417	540,155
Kerry Group PLC Class A	127,968	10,979,039
Kingspan Group PLC	120,422	10,984,509
Smurfit Kappa Group PLC	161,095	7,354,244
		53,531,264
ISRAEL — 0.7%
Airport City Ltd. (c)	51,487	829,143
Alony Hetz Properties & Investments Ltd.	116,442	857,813
Amot Investments Ltd.	147,994	703,675
Ashdod Refinery Ltd.	7,346	175,444
Bank Hapoalim BM	879,938	8,281,317
Bank Leumi Le-Israel BM	1,115,242	9,305,606
Bezeq The Israeli Telecommunication Corp. Ltd.	1,784,688	2,303,138
Check Point Software Technologies Ltd. (c)	106,142	17,408,349
Compugen Ltd. (b) (c)	102,720	265,018
Security Description	Shares	Value
Elbit Systems Ltd.	20,414	$ 4,279,825
Electra Ltd.	1,462	631,816
Enlight Renewable Energy Ltd. (c)	65,712	1,103,602
First International Bank Of Israel Ltd.	42,272	1,765,324
Gav-Yam Lands Corp. Ltd.	72,062	551,133
Global-e Online Ltd. (b) (c)	44,855	1,630,479
Harel Insurance Investments & Financial Services Ltd. (c)	92,962	897,979
ICL Group Ltd.	369,160	1,958,804
Isracard Ltd.	43,376	177,591
Israel Discount Bank Ltd. Class A	952,077	4,945,281
Kornit Digital Ltd. (c)	152,163	2,757,194
Melisron Ltd.	16,647	1,236,359
Mivne Real Estate KD Ltd.	476,124	1,180,011
Mizrahi Tefahot Bank Ltd.	120,176	4,523,370
Nano Dimension Ltd. ADR (b) (c)	137,763	383,670
Nice Ltd. (c)	53,132	13,881,582
Nova Ltd. (c)	21,467	3,815,626
Oramed Pharmaceuticals, Inc. (c)	45,840	133,853
Paz Oil Co. Ltd.	7,388	792,097
Phoenix Holdings Ltd.	116,727	1,169,914
Plus500 Ltd.	86,370	1,969,379
Radware Ltd. (c)	32,834	614,652
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,955	540,179
Reit 1 Ltd.	1,098,604	4,773,801
Sapiens International Corp. NV	21,382	671,744
Scinai Immunotherapeutics Ltd. ADR (c)	29	15
Shapir Engineering & Industry Ltd. (c)	114,174	654,435
Shikun & Binui Ltd. (c)	202,391	503,257
Shufersal Ltd. (c)	1,258,525	8,859,175
Sisram Medical Ltd. (e)	297,600	134,228
Strauss Group Ltd. (c)	296,926	5,618,877
Teva Pharmaceutical Industries Ltd. ADR (c)	902,355	12,732,229
Tower Semiconductor Ltd. (c)	87,413	2,872,649
Wix.com Ltd. (c)	41,272	5,674,075
ZIM Integrated Shipping Services Ltd. (b)	127,447	1,289,764
		134,853,472
ITALY — 2.3%
A2A SpA	1,229,237	2,221,698
AMCO - Asset Management Co. SpA Class B (b) (c) (d)	97	—
Amplifon SpA	68,040	2,483,732
Anima Holding SpA (e)	228,777	1,087,148
Assicurazioni Generali SpA	977,058	24,755,521
Azimut Holding SpA	88,207	2,398,736

See accompanying notes to financial statements.
27

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Banca Generali SpA	60,382	$ 2,401,126
Banca IFIS SpA	161,493	3,165,586
Banca Mediolanum SpA	205,997	2,264,813
Banca Monte dei Paschi di Siena SpA (c)	93	422
Banca Popolare di Sondrio SpA	606,613	4,546,685
Banco BPM SpA	843,831	5,621,129
BFF Bank SpA (e)	242,547	3,248,189
Biesse SpA	8,942	119,751
BPER Banca	1,160,738	5,490,755
Brembo SpA	370,819	4,753,751
Brunello Cucinelli SpA	27,795	3,181,971
Buzzi SpA	94,669	3,721,628
Coca-Cola HBC AG	141,372	4,470,062
Davide Campari-Milano NV	433,256	4,358,174
De' Longhi SpA	61,228	2,120,007
DiaSorin SpA	19,992	1,932,427
Enav SpA (e)	204,456	856,752
Enel SpA	6,180,335	40,842,864
Eni SpA	1,987,087	31,435,396
ERG SpA	44,217	1,111,721
Esprinet SpA (b)	336,176	1,953,317
Ferrari NV	88,633	38,672,348
FinecoBank Banca Fineco SpA	323,377	4,849,297
Hera SpA	606,583	2,139,588
Immobiliare Grande Distribuzione SIIQ SpA REIT (b)	441,760	724,239
Infrastrutture Wireless Italiane SpA (e)	192,683	2,191,268
Interpump Group SpA	165,216	8,063,399
Intesa Sanpaolo SpA	13,857,847	50,332,251
Iren SpA	2,500,323	5,114,460
Italgas SpA	270,982	1,580,367
Iveco Group NV (c)	167,496	2,496,360
Leonardo SpA	594,678	14,951,631
Mediobanca Banca di Credito Finanziario SpA	351,164	5,237,540
MFE-MediaForEurope NV Class A	360,835	937,233
MFE-MediaForEurope NV Class B (b)	120,941	420,062
Moncler SpA	133,253	9,955,917
Nexi SpA (c) (e)	202,207	1,282,785
Pirelli & C SpA (e)	327,999	2,010,660
Poste Italiane SpA (e)	236,893	2,969,075
PRADA SpA	341,600	2,706,106
Prysmian SpA	170,638	8,917,746
Recordati Industria Chimica e Farmaceutica SpA	131,385	7,270,740
Reply SpA	71,526	10,134,947
Ryanair Holdings PLC ADR	103,551	15,075,990
Saipem SpA (c)	690,808	1,687,616
Salvatore Ferragamo SpA (b)	56,865	692,138
Snam SpA	1,811,822	8,562,815
Security Description	Shares	Value
Technogym SpA (e)	145,181	$ 1,442,518
Telecom Italia SpA (a) (b) (c)	12,082,725	2,937,407
Telecom Italia SpA (a) (c)	3,265,783	804,166
Terna - Rete Elettrica Nazionale	1,184,047	9,795,383
UniCredit SpA	1,646,390	62,544,705
Unipol Gruppo SpA	303,957	2,549,372
UnipolSai Assicurazioni SpA	3,589	10,404
Wizz Air Holdings PLC (c) (e)	70,962	1,923,733
Zignago Vetro SpA	329,472	4,718,302
		456,245,929
JAPAN — 22.5%
ABC-Mart, Inc.	28,500	539,795
Acom Co. Ltd. (b)	543,100	1,441,138
Activia Properties, Inc. REIT	169	459,503
ADEKA Corp.	22,400	470,956
Advance Residence Investment Corp. REIT	1,524	3,373,352
Advanced Media, Inc. (b) (c)	6,800	72,967
Advantest Corp.	748,500	33,111,153
Aeon Co. Ltd.	1,043,620	24,713,959
AEON Financial Service Co. Ltd.	147,000	1,336,982
Aeon Mall Co. Ltd.	22,100	260,215
AEON REIT Investment Corp.	545	500,545
AGC, Inc.	202,200	7,324,064
Aica Kogyo Co. Ltd.	13,300	324,448
Aiming, Inc. (b) (c)	159,500	241,339
Ain Holdings, Inc.	6,000	215,864
Air Water, Inc.	202,200	3,153,676
Aisin Corp.	128,200	5,215,418
Ajinomoto Co., Inc.	543,900	20,240,145
Akita Bank Ltd.	16,555	225,991
Alconix Corp.	7,800	73,957
Alfresa Holdings Corp.	204,000	2,955,975
Alps Alpine Co. Ltd. (b)	203,000	1,590,119
Amada Co. Ltd.	341,900	3,895,778
Amano Corp.	23,000	585,391
ANA Holdings, Inc. (b)	113,800	2,376,081
AnGes, Inc. (b) (c)	38,900	16,707
Anritsu Corp.	34,000	274,525
Aoyama Trading Co. Ltd.	2,100	23,228
Aozora Bank Ltd. (b)	131,700	2,130,678
Arcs Co. Ltd.	21,600	445,287
ARE Holdings, Inc. (b)	33,200	420,964
As One Corp.	20,000	349,136
Asahi Group Holdings Ltd.	517,336	18,950,813
Asahi Intecc Co. Ltd.	170,500	2,976,385
Asahi Kasei Corp.	1,094,950	8,008,918
Asics Corp.	203,400	9,550,103
Astellas Pharma, Inc.	1,832,700	19,677,806
Atom Corp. (b) (c)	760,400	4,577,121
Awa Bank Ltd.	2,310	42,355
Azbil Corp. (b)	94,000	2,589,355
Bandai Namco Holdings, Inc.	608,000	11,240,437
Bank of Iwate Ltd.	204,955	3,464,104

See accompanying notes to financial statements.
28

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
BASE, Inc. (c)	61,500	$ 127,596
BayCurrent Consulting, Inc.	210,100	4,111,905
Bic Camera, Inc. (b)	170,500	1,443,130
BIPROGY, Inc.	19,300	571,687
Bridgestone Corp.	487,965	21,573,054
Brother Industries Ltd.	203,200	3,758,015
Calbee, Inc. (b)	133,000	2,998,421
Can Do Co. Ltd. (b)	5,300	96,653
Canon Marketing Japan, Inc.	48,900	1,437,161
Canon, Inc. (b)	1,044,816	31,072,826
Capcom Co. Ltd.	219,400	4,096,762
Carenet, Inc.	136,000	578,704
Casio Computer Co. Ltd. (b)	552,800	4,762,967
CellSource Co. Ltd. (b)	9,100	89,410
Central Japan Railway Co.	892,000	22,113,608
Change Holdings, Inc. (b)	51,600	435,043
Chiba Bank Ltd.	532,450	4,424,037
Chubu Electric Power Co., Inc.	546,665	7,131,983
Chugai Pharmaceutical Co. Ltd.	628,640	23,950,168
Chugin Financial Group, Inc.	202,200	1,716,786
Chugoku Electric Power Co., Inc. (b)	202,700	1,524,151
Citizen Watch Co. Ltd. (b)	205,100	1,345,696
CKD Corp.	26,100	519,948
Coca-Cola Bottlers Japan Holdings, Inc.	201,800	2,972,765
COLOPL, Inc.	2,000	8,140
Colowide Co. Ltd. (b)	2,400	34,023
Comforia Residential REIT, Inc.	127	274,400
COMSYS Holdings Corp.	32,900	768,235
Concordia Financial Group Ltd.	1,095,100	5,493,409
Cosmo Energy Holdings Co. Ltd.	59,500	2,976,867
Cosmos Pharmaceutical Corp.	6,000	568,304
Credit Saison Co. Ltd. (b)	546,700	11,223,343
Creek & River Co. Ltd.	9,600	124,833
CrowdWorks, Inc. (c)	51,500	527,437
Cyber Security Cloud, Inc. (b) (c)	31,300	594,585
CyberAgent, Inc.	181,100	1,313,871
Dai Nippon Printing Co. Ltd.	239,000	7,298,940
Daicel Corp.	206,100	2,028,385
Daido Steel Co. Ltd.	42,500	491,006
Daifuku Co. Ltd.	316,400	7,544,931
Dai-ichi Life Holdings, Inc.	942,000	23,963,131
Daiichi Sankyo Co. Ltd.	1,639,095	51,963,248
Daiichikosho Co. Ltd.	30,000	378,803
Daikin Industries Ltd. (b)	229,510	31,254,426
Daio Paper Corp. (b)	41,700	322,369
Daiseki Co. Ltd.	21,720	528,846
Daishi Hokuetsu Financial Group, Inc. (b)	1,517	44,504
Daito Trust Construction Co. Ltd.	43,155	4,910,166
Security Description	Shares	Value
Daiwa House Industry Co. Ltd.	550,300	$ 16,315,016
Daiwa House REIT Investment Corp.	1,910	3,263,577
Daiwa Office Investment Corp. REIT	92	358,043
Daiwa Securities Group, Inc.	2,162,350	16,373,538
Daiwa Securities Living Investments Corp. REIT	570	395,831
Daiwabo Holdings Co. Ltd.	40,000	667,085
DCM Holdings Co. Ltd.	49,200	475,274
Demae-Can Co. Ltd. (b) (c)	1,200	2,585
DeNA Co. Ltd. (b)	202,800	2,001,267
Denka Co. Ltd.	7,000	108,923
Denso Corp.	1,846,340	35,195,685
Dentsu Group, Inc.	204,000	5,647,758
Descente Ltd.	37,600	844,693
Dexerials Corp.	53,900	2,336,278
DIC Corp.	36,700	699,590
Digital Garage, Inc. (b)	12,500	270,904
Dip Corp.	32,300	589,465
Disco Corp.	69,200	25,234,715
DMG Mori Co. Ltd. (b)	143,600	3,777,274
Dowa Holdings Co. Ltd.	75,800	2,605,382
Duskin Co. Ltd.	18,300	389,833
East Japan Railway Co.	1,035,300	19,834,500
Ebara Corp.	54,300	4,909,944
Eisai Co. Ltd.	208,651	8,590,336
Electric Power Development Co. Ltd.	196,200	3,214,364
EM Systems Co. Ltd.	32,700	153,404
en Japan, Inc.	33,700	590,521
ENEOS Holdings, Inc.	2,671,000	12,825,106
eRex Co. Ltd. (b) (c)	100,700	458,438
euglena Co. Ltd. (b) (c)	482,400	1,928,389
EXEO Group, Inc.	255,000	2,700,882
Ezaki Glico Co. Ltd.	48,500	1,352,341
FAN Communications, Inc.	5,200	13,709
Fancl Corp.	16,900	224,671
FANUC Corp.	868,775	24,224,325
Fast Retailing Co. Ltd.	161,100	49,720,711
Feed One Co. Ltd.	757,880	4,857,403
Financial Partners Group Co. Ltd.	207,200	2,905,140
FINDEX, Inc.	188,900	1,394,174
Fixstars Corp. (b)	33,900	511,373
Focus Systems Corp.	13,300	113,715
Food & Life Cos. Ltd.	27,000	517,093
Foster Electric Co. Ltd.	338,800	2,744,516
FP Corp. (b)	11,600	210,202
Freee KK (c)	19,200	440,213
Fronteo, Inc. (b) (c)	12,000	52,093
Frontier Real Estate Investment Corp. REIT	177	535,637
Fuji Corp.	29,600	521,122
Fuji Electric Co. Ltd.	102,400	6,833,658
Fuji Kyuko Co. Ltd. (b)	11,500	296,723
Fuji Oil Holdings, Inc.	20,000	312,927

See accompanying notes to financial statements.
29

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Fuji Seal International, Inc.	17,500	$ 228,947
Fuji Soft, Inc. (b)	21,600	853,467
FUJIFILM Holdings Corp.	1,270,230	28,435,292
Fujikura Ltd.	180,500	2,659,586
Fujitec Co. Ltd. (b)	30,500	755,321
Fujitsu General Ltd.	23,800	294,306
Fujitsu Ltd. (b)	1,405,510	22,450,827
Fukuoka Financial Group, Inc. (b)	143,234	3,812,128
Fukuoka REIT Corp.	10	11,418
Fukuyama Transporting Co. Ltd.	9,000	212,594
Funai Soken Holdings, Inc.	41,400	678,123
Furukawa Electric Co. Ltd.	205,455	4,321,010
Fuyo General Lease Co. Ltd.	10,000	887,377
GA Technologies Co. Ltd. (c)	15,300	172,061
Gakujo Co. Ltd.	17,400	206,944
giftee, Inc. (b) (c)	33,500	295,943
Glory Ltd.	15,000	282,170
GLP J-Reit	3,416	2,861,996
GMO internet group, Inc.	26,400	476,733
GMO Payment Gateway, Inc.	31,600	2,032,614
GNI Group Ltd. (c)	55,800	1,107,926
Godo Steel Ltd.	52,000	1,961,875
Goldwin, Inc. (b)	31,600	2,005,262
GS Yuasa Corp.	74,100	1,536,396
Gumi, Inc. (b)	619,000	1,676,897
GungHo Online Entertainment, Inc.	8,100	129,385
Gunma Bank Ltd.	345,700	1,955,262
Gurunavi, Inc. (c)	5,200	10,239
H.U. Group Holdings, Inc. (b)	20,000	325,680
Hachijuni Bank Ltd.	541,200	3,642,091
Hakuhodo DY Holdings, Inc.	206,600	1,856,526
Hamamatsu Photonics KK	203,000	7,127,702
Hankyu Hanshin Holdings, Inc.	207,700	5,945,069
Hankyu Hanshin REIT, Inc.	3,428	3,180,093
Hanwa Co. Ltd.	18,700	727,761
Harmonic Drive Systems, Inc. (b)	10,200	270,257
Haseko Corp. (b)	207,000	2,552,879
Hazama Ando Corp.	162,500	1,262,678
Heiwa Real Estate REIT, Inc.	772	724,842
Hikari Tsushin, Inc.	17,600	3,294,513
Hino Motors Ltd. (c)	203,700	679,830
Hirogin Holdings, Inc.	197,000	1,409,700
Hirose Electric Co. Ltd.	22,240	2,277,710
HIS Co. Ltd. (b) (c)	46,700	587,202
Hisamitsu Pharmaceutical Co., Inc.	23,800	615,345
Hitachi Construction Machinery Co. Ltd.	77,600	2,331,922
Hitachi Ltd.	767,395	69,744,744
Hitachi Zosen Corp.	134,100	1,167,821
Hokkoku Financial Holdings, Inc.	16,555	543,648
Security Description	Shares	Value
Hokuhoku Financial Group, Inc.	28,600	$ 360,937
Hokuriku Electric Power Co. (b)	204,600	1,082,719
Honda Motor Co. Ltd.	4,325,625	53,261,107
Horiba Ltd.	47,800	4,938,075
Hoshino Resorts REIT, Inc.	98	374,271
Hoshizaki Corp.	86,100	3,130,651
House Foods Group, Inc.	12,000	243,893
Hoya Corp.	342,506	42,625,131
Hulic Co. Ltd.	492,700	5,045,988
Hulic Reit, Inc.	1,701	1,728,592
Hyakugo Bank Ltd.	202,550	855,195
Ibiden Co. Ltd. (b)	172,300	7,668,656
IBJ, Inc.	17,100	61,013
Ichigo Office REIT Investment Corp. (b)	10,971	5,951,430
Idemitsu Kosan Co. Ltd.	957,470	6,535,178
IHI Corp. (b)	139,900	3,728,017
Iida Group Holdings Co. Ltd. (b)	188,600	2,431,880
Iino Kaiun Kaisha Ltd.	158,000	1,312,273
Inaba Denki Sangyo Co. Ltd.	23,600	545,773
Industrial & Infrastructure Fund Investment Corp. REIT	3,223	2,923,902
I-NE Co. Ltd.	42,800	515,823
Infomart Corp.	1,090,600	2,961,688
INFRONEER Holdings, Inc. (b)	135,812	1,299,387
Inpex Corp.	760,500	11,554,856
Intage Holdings, Inc. (b)	292,600	3,052,730
Internet Initiative Japan, Inc.	46,000	856,659
Invincible Investment Corp. REIT	5,260	2,359,867
IR Japan Holdings Ltd.	3,600	31,280
Iriso Electronics Co. Ltd.	4,400	87,799
Isetan Mitsukoshi Holdings Ltd. (b)	343,200	5,555,783
Istyle, Inc. (c)	775,500	2,659,384
Isuzu Motors Ltd.	736,300	9,919,824
ITmedia, Inc. (b)	9,100	107,268
Ito En Ltd.	8,200	200,361
ITOCHU Corp. (b)	1,185,950	50,652,356
Itoham Yonekyu Holdings, Inc.	29,100	763,335
Iwatani Corp.	18,400	989,998
Iyogin Holdings, Inc. (b)	207,900	1,603,088
Izumi Co. Ltd.	6,100	139,658
J Front Retailing Co. Ltd.	202,600	2,244,938
Jade Group, Inc. (c)	26,200	466,543
JAFCO Group Co. Ltd. (b)	41,100	507,148
Jamco Corp. (b) (c)	89,400	718,295
Japan Airlines Co. Ltd.	144,100	2,733,563
Japan Airport Terminal Co. Ltd.	63,900	2,520,196
Japan Elevator Service Holdings Co. Ltd.	51,200	834,248
Japan Excellent, Inc. REIT	2,028	1,741,980
Japan Exchange Group, Inc.	548,100	14,793,938

See accompanying notes to financial statements.
30

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Japan Hotel REIT Investment Corp.	3,417	$ 1,790,400
Japan Logistics Fund, Inc. REIT	37	67,377
Japan Metropolitan Fund Invest REIT	5,715	3,560,901
Japan Petroleum Exploration Co. Ltd.	98,900	4,469,761
Japan Post Bank Co. Ltd.	1,206,500	12,954,260
Japan Post Holdings Co. Ltd.	1,858,600	18,697,139
Japan Post Insurance Co. Ltd.	137,100	2,617,532
Japan Prime Realty Investment Corp. REIT	1,144	2,536,007
Japan Real Estate Investment Corp. REIT (b)	770	2,742,278
Japan Steel Works Ltd.	31,100	691,065
Japan Tobacco, Inc.	952,000	25,337,183
JCR Pharmaceuticals Co. Ltd. (b)	24,400	138,005
Jeol Ltd. (b)	15,300	630,419
JFE Holdings, Inc.	548,810	9,060,106
JGC Holdings Corp.	203,900	1,993,934
JMDC, Inc. (c)	24,400	588,618
JSR Corp. (c)	365,900	10,468,446
JTEKT Corp.	204,900	1,927,220
Justsystems Corp.	13,100	229,290
Kadokawa Corp. (b)	46,800	819,452
Kagome Co. Ltd.	11,700	283,098
Kajima Corp.	405,037	8,282,993
Kakaku.com, Inc.	206,300	2,497,900
Kaken Pharmaceutical Co. Ltd. (b)	36,900	832,868
Kamakura Shinsho Ltd.	128,900	608,963
Kamigumi Co. Ltd.	18,400	404,242
Kaneka Corp.	7,600	188,563
Kansai Electric Power Co., Inc.	1,093,400	15,525,565
Kansai Paint Co. Ltd. (b)	206,300	2,942,275
Kao Corp.	516,200	19,291,204
Kaonavi, Inc. (b) (c)	5,800	69,786
Katitas Co. Ltd. (b)	20,300	264,103
Kawasaki Heavy Industries Ltd. (b)	155,800	5,100,856
Kawasaki Kisen Kaisha Ltd. (b)	565,500	7,594,428
KDDI Corp.	1,464,300	43,228,996
KDX Realty Investment Corp. REIT	4,260	4,528,950
Keihan Holdings Co. Ltd. (b)	119,300	2,640,688
Keikyu Corp.	208,000	1,908,963
Keio Corp.	83,800	2,292,879
Keisei Electric Railway Co. Ltd.	204,100	8,272,156
Kewpie Corp.	135,000	2,501,619
Key Coffee, Inc. (b)	16,100	212,865
Keyence Corp.	158,700	73,496,204
Kikkoman Corp.	780,000	9,977,733
Security Description	Shares	Value
Kinden Corp.	43,500	$ 755,634
Kintetsu Group Holdings Co. Ltd. (b)	119,410	3,471,565
Kirin Holdings Co. Ltd.	751,500	10,437,431
Kiyo Bank Ltd.	552,100	6,759,664
KNT-CT Holdings Co. Ltd. (b) (c)	71,300	638,353
Kobayashi Pharmaceutical Co. Ltd.	14,300	463,454
Kobe Bussan Co. Ltd.	127,000	3,111,540
Kobe Steel Ltd. (b)	341,899	4,617,540
Koei Tecmo Holdings Co. Ltd. (b)	42,120	447,653
Koito Manufacturing Co. Ltd.	176,500	2,373,237
Kokuyo Co. Ltd.	171,300	2,793,974
Komatsu Ltd.	943,220	27,814,535
Konami Group Corp.	87,100	5,910,450
Konica Minolta, Inc.	895,575	2,921,440
Kosaido Holdings Co. Ltd. (b)	420,500	1,819,865
Kose Corp.	10,300	550,440
Kotobuki Spirits Co. Ltd. (b)	48,000	601,328
K's Holdings Corp. (b)	202,600	1,740,262
Kubota Corp.	1,112,450	17,394,780
Kuraray Co. Ltd.	341,500	3,645,269
Kureha Corp.	24,000	431,967
Kurita Water Industries Ltd.	174,310	7,202,978
Kusuri No. Aoki Holdings Co. Ltd.	21,000	432,641
Kyocera Corp.	1,203,400	16,010,082
Kyoritsu Maintenance Co. Ltd. (b)	2,400	54,868
Kyoto Financial Group, Inc.	255,600	4,596,223
Kyowa Kirin Co. Ltd.	204,100	3,661,380
Kyudenko Corp.	70,100	2,899,971
Kyushu Electric Power Co., Inc.	344,000	3,079,851
Kyushu Financial Group, Inc.	203,900	1,501,513
Kyushu Railway Co.	107,900	2,458,219
LaSalle Logiport REIT	298	305,197
Lasertec Corp.	72,300	20,508,368
Lawson, Inc.	53,700	3,667,049
Leopalace21 Corp. (b)	1,600	5,371
LIFENET INSURANCE Co. (b) (c)	135,000	1,318,379
LIKE, Inc.	6,200	68,249
Lion Corp.	202,400	1,808,086
Lixil Corp.	204,200	2,510,927
LY Corp.	3,705,700	9,365,557
M3, Inc.	483,300	6,926,411
Mabuchi Motor Co. Ltd.	85,800	1,559,304
Macnica Holdings, Inc.	52,300	2,548,910
Makita Corp.	205,400	5,801,877
Mani, Inc.	21,000	273,765
Marubeni Corp.	1,771,650	30,558,607
Maruha Nichiro Corp.	10,200	199,255
Marui Group Co. Ltd. (b)	204,500	3,270,622
Maruichi Steel Tube Ltd.	65,500	1,742,397

See accompanying notes to financial statements.
31

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Maruwa Co. Ltd.	11,200	$ 2,334,798
MatsukiyoCocokara & Co.	331,680	5,313,411
Matsuya Co. Ltd. (b)	546,700	3,865,136
Mazda Motor Corp.	549,300	6,393,287
McDonald's Holdings Co. Japan Ltd.	61,600	2,767,716
Mebuki Financial Group, Inc.	750,500	2,459,103
Medical Data Vision Co. Ltd.	3,800	15,015
Medipal Holdings Corp.	551,099	8,415,143
Medley, Inc. (c)	28,100	830,867
MedPeer, Inc.	25,600	117,221
MEIJI Holdings Co. Ltd.	191,400	4,173,379
Meiko Network Japan Co. Ltd.	546,600	2,607,587
MEITEC Group Holdings, Inc.	31,500	607,646
Menicon Co. Ltd.	20,200	206,945
Mercari, Inc. (c)	74,200	945,487
Micronics Japan Co. Ltd.	66,600	3,630,447
Milbon Co. Ltd.	22,600	474,265
Minebea Mitsumi, Inc.	343,200	6,691,884
Mirait One Corp.	39,700	488,299
MISUMI Group, Inc.	233,100	3,236,709
Mitsubishi Chemical Group Corp.	1,301,700	7,906,788
Mitsubishi Corp.	3,700,314	85,157,710
Mitsubishi Electric Corp.	2,037,050	33,938,495
Mitsubishi Estate Co. Ltd.	1,098,425	19,922,539
Mitsubishi Estate Logistics REIT Investment Corp.	139	353,596
Mitsubishi Gas Chemical Co., Inc.	204,100	3,413,242
Mitsubishi HC Capital, Inc.	930,700	6,472,376
Mitsubishi Heavy Industries Ltd.	2,797,100	25,227,404
Mitsubishi Logistics Corp.	65,500	2,116,324
Mitsubishi Materials Corp.	154,200	2,893,574
Mitsubishi Motors Corp. (b)	757,200	2,479,055
Mitsubishi UFJ Financial Group, Inc.	10,347,224	104,945,580
Mitsui & Co. Ltd.	1,229,726	57,226,603
Mitsui Chemicals, Inc.	167,210	4,889,963
Mitsui Fudosan Co. Ltd.	2,280,600	24,464,330
Mitsui Fudosan Logistics Park, Inc. REIT	136	408,867
Mitsui High-Tec, Inc.	25,500	1,443,616
Mitsui Mining & Smelting Co. Ltd.	25,400	775,200
Mitsui OSK Lines Ltd. (b)	306,365	9,335,990
Miura Co. Ltd.	141,100	2,725,599
MIXI, Inc.	2,100	36,243
Mizuho Financial Group, Inc.	2,058,470	40,640,314
Mochida Pharmaceutical Co. Ltd.	12,000	253,328
Monex Group, Inc. (b)	72,300	427,079
Money Forward, Inc. (c)	31,200	1,386,369
MonotaRO Co. Ltd.	176,000	2,110,674
Mori Hills REIT Investment Corp.	482	438,862
Security Description	Shares	Value
Mori Trust Reit, Inc.	474	$ 228,317
Morinaga & Co. Ltd.	41,800	716,437
Morinaga Milk Industry Co. Ltd.	24,000	490,482
MS&AD Insurance Group Holdings, Inc.	1,299,597	22,880,017
m-up Holdings, Inc.	11,400	87,904
Murata Manufacturing Co. Ltd.	1,731,300	32,425,054
Musashino Bank Ltd.	208,555	4,026,547
Nabtesco Corp.	140,900	2,354,928
Nachi-Fujikoshi Corp.	1,500	34,243
Nagase & Co. Ltd.	175,600	2,944,167
Nagawa Co. Ltd. (b)	10,700	537,315
Nagoya Railroad Co. Ltd.	190,400	2,656,378
Nakanishi, Inc.	32,700	511,636
Nankai Electric Railway Co. Ltd.	29,100	596,824
NANO MRNA Co. Ltd. (b) (c)	550,300	654,491
Nanto Bank Ltd. (b)	208,355	4,198,902
NEC Corp.	205,200	14,934,606
NEC Networks & System Integration Corp.	32,100	531,518
NET One Systems Co. Ltd.	18,600	327,032
Nexon Co. Ltd.	465,700	7,723,460
NexTone, Inc. (c)	18,000	158,776
NGK Insulators Ltd.	207,900	2,789,949
NH Foods Ltd.	106,000	3,544,656
NHK Spring Co. Ltd.	204,700	2,027,456
Nichias Corp.	24,600	655,859
Nichirei Corp.	201,600	5,418,803
NIDEC Corp. (b)	531,200	21,845,378
Nifco, Inc.	100,100	2,505,394
Nihon Kohden Corp.	21,800	577,463
Nihon M&A Center Holdings, Inc.	125,300	794,711
Nihon Parkerizing Co. Ltd.	40,600	325,937
Nikkon Holdings Co. Ltd.	14,700	282,986
Nikon Corp. (b)	548,500	5,526,859
Nintendo Co. Ltd.	946,600	51,656,608
Nippon Accommodations Fund, Inc. REIT	119	513,443
Nippon Building Fund, Inc. REIT	1,065	4,257,326
Nippon Electric Glass Co. Ltd.	33,700	859,729
NIPPON EXPRESS HOLDINGS, Inc.	60,700	3,091,852
Nippon Gas Co. Ltd.	43,500	729,048
Nippon Kayaku Co. Ltd.	151,400	1,293,970
Nippon Paint Holdings Co. Ltd.	1,143,700	8,195,465
Nippon Paper Industries Co. Ltd. (b)	4,200	32,441
Nippon Parking Development Co. Ltd. (b)	1,307,700	1,745,386
Nippon Prologis REIT, Inc.	2,020	3,598,348
NIPPON REIT Investment Corp.	97	227,206
Nippon Sanso Holdings Corp.	202,900	6,337,231

See accompanying notes to financial statements.
32

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Nippon Shinyaku Co. Ltd.	18,500	$ 548,479
Nippon Shokubai Co. Ltd.	48,800	475,763
Nippon Steel Corp. (b)	750,100	17,986,144
Nippon Telegraph & Telephone Corp.	23,392,600	27,821,653
Nippon Television Holdings, Inc.	2,000	29,198
Nippon Yusen KK (b)	449,865	12,335,655
Nipro Corp. (b)	181,300	1,436,312
Nishimatsu Construction Co. Ltd.	24,600	706,247
Nishi-Nippon Railroad Co. Ltd.	16,000	260,279
Nissan Chemical Corp.	95,900	3,621,319
Nissan Motor Co. Ltd. (b)	2,185,341	8,623,249
Nissei ASB Machine Co. Ltd.	4,300	146,890
Nisshin Seifun Group, Inc.	205,600	2,828,367
Nisshinbo Holdings, Inc.	190,100	1,524,242
Nissin Foods Holdings Co. Ltd. (b)	167,700	4,620,628
Nissui Corp.	1,651,200	10,337,388
Niterra Co. Ltd. (b)	189,500	6,269,295
Nitori Holdings Co. Ltd.	74,200	11,187,974
Nitto Boseki Co. Ltd. (b)	25,100	966,884
Nitto Denko Corp.	160,100	14,571,856
NOF Corp.	170,400	2,324,993
NOK Corp.	53,700	734,829
Nomura Holdings, Inc.	2,235,685	14,243,269
Nomura Real Estate Holdings, Inc.	33,900	954,876
Nomura Real Estate Master Fund, Inc. REIT	3,436	3,396,383
Nomura Research Institute Ltd.	386,600	10,874,203
NSD Co. Ltd.	29,700	572,629
NSK Ltd.	343,900	1,955,534
NTN Corp. (b)	530,600	1,101,553
NTT Data Group Corp.	940,800	14,884,837
NTT UD REIT Investment Corp.	285	232,188
Nxera Pharma Co. Ltd. (c)	68,700	735,820
Obayashi Corp.	550,650	6,525,427
Obic Co. Ltd.	52,800	7,959,510
Odakyu Electric Railway Co. Ltd.	342,299	4,707,756
Ogaki Kyoritsu Bank Ltd.	16,555	238,461
Oisix ra daichi, Inc. (b) (c)	4,200	35,771
Oji Holdings Corp. (b)	565,300	2,344,196
Oki Electric Industry Co. Ltd.	3,600	27,402
Okinawa Financial Group, Inc.	205,000	3,521,755
OKUMA Corp.	11,800	558,560
Olympus Corp.	1,101,000	15,811,712
Omron Corp.	203,700	7,257,263
Ono Pharmaceutical Co. Ltd.	543,800	8,900,146
Open House Group Co. Ltd.	21,200	683,997
Oracle Corp.	8,500	637,170
Oriental Land Co. Ltd.	963,500	30,793,548
ORIX Corp.	1,097,500	23,915,921
Security Description	Shares	Value
Orix JREIT, Inc.	2,005	$ 2,180,601
Osaka Gas Co. Ltd.	351,400	7,889,638
Osaka Soda Co. Ltd. (b)	20,000	1,265,982
OSAKA Titanium Technologies Co. Ltd. (b)	113,800	1,959,515
OSG Corp.	39,500	566,225
Otsuka Corp.	208,600	4,411,963
Otsuka Holdings Co. Ltd.	544,600	22,565,573
PALTAC Corp.	12,000	318,028
Pan Pacific International Holdings Corp.	480,000	12,702,104
Panasonic Holdings Corp.	2,003,250	19,040,438
Park24 Co. Ltd. (c)	50,100	589,237
Penta-Ocean Construction Co. Ltd.	197,700	990,296
PeptiDream, Inc. (c)	25,100	234,258
Persol Holdings Co. Ltd.	2,118,000	2,955,642
Pharma Foods International Co. Ltd. (b)	155,500	976,081
Pigeon Corp.	188,300	1,812,766
Pilot Corp.	15,200	394,098
Pola Orbis Holdings, Inc.	30,800	294,477
Procrea Holdings, Inc.	1,010	12,379
Raccoon Holdings, Inc.	11,200	45,290
Rakus Co. Ltd.	31,300	422,207
Rakuten Bank Ltd. (c)	122,300	2,436,384
Rakuten Group, Inc. (c)	1,439,000	8,138,914
Recruit Holdings Co. Ltd.	1,402,700	61,439,085
Relo Group, Inc.	128,200	1,040,627
Remixpoint, Inc. (b) (c)	124,300	129,766
Renesas Electronics Corp.	1,294,900	22,964,165
Rengo Co. Ltd.	348,800	2,656,130
RENOVA, Inc. (b) (c)	15,500	126,687
ReproCELL, Inc. (b) (c)	550,100	563,385
Resona Holdings, Inc.	1,851,500	11,401,751
Resonac Holdings Corp.	179,100	4,148,962
Resorttrust, Inc.	37,100	634,288
Ricoh Co. Ltd.	547,100	4,849,415
Ringer Hut Co. Ltd. (b)	900	13,707
Rinnai Corp.	132,400	3,031,260
Riso Kyoiku Co. Ltd.	905,718	1,316,581
Rock Field Co. Ltd. (b)	545,900	6,160,740
Rohm Co. Ltd.	219,200	3,498,481
Rohto Pharmaceutical Co. Ltd.	190,502	3,689,957
Ryohin Keikaku Co. Ltd.	172,100	2,809,866
Sakata Seed Corp.	12,700	310,902
SanBio Co. Ltd. (b) (c)	187,500	521,573
San-In Godo Bank Ltd.	202,650	1,586,708
Sanken Electric Co. Ltd. (b)	11,100	483,473
Sankyo Co. Ltd.	50,000	545,608
Sankyu, Inc.	7,300	250,528
Sanrio Co. Ltd.	194,100	3,719,251
Sansan, Inc. (c)	32,400	370,787
Santen Pharmaceutical Co. Ltd.	344,000	3,378,744
Sanwa Holdings Corp.	202,900	3,529,920

See accompanying notes to financial statements.
33

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sapporo Holdings Ltd.	81,900	$ 3,260,415
Sawai Group Holdings Co. Ltd.	12,300	480,476
SBI Holdings, Inc.	203,500	5,317,933
SCREEN Holdings Co. Ltd. (b)	84,400	10,868,915
SCSK Corp.	165,300	3,065,824
Secom Co. Ltd.	208,748	15,116,972
Sega Sammy Holdings, Inc.	190,800	2,353,089
Seibu Holdings, Inc.	204,400	3,191,365
Seiko Epson Corp. (b)	344,300	5,994,453
Seino Holdings Co. Ltd. (b)	203,600	2,792,109
Sekisui Chemical Co. Ltd.	343,100	5,005,549
Sekisui House Ltd.	548,500	12,445,400
Sekisui House Reit, Inc.	5,345	2,867,713
Senko Group Holdings Co. Ltd.	56,600	422,971
Seria Co. Ltd.	20,100	397,099
Seven & i Holdings Co. Ltd.	2,018,384	29,339,884
Seven Bank Ltd. (b)	552,000	1,068,658
SG Holdings Co. Ltd.	517,500	6,546,326
Sharp Corp. (b) (c)	173,700	964,649
SHIFT, Inc. (b) (c)	6,800	1,080,128
Shiga Bank Ltd.	2,310	63,647
Shikoku Bank Ltd.	1,820	14,455
Shikoku Electric Power Co., Inc.	203,700	1,587,526
Shimadzu Corp.	209,400	5,815,245
Shimamura Co. Ltd.	18,000	1,024,969
Shimano, Inc.	70,500	10,529,932
Shimizu Corp.	547,213	3,523,467
Shin-Etsu Chemical Co. Ltd.	1,765,085	77,043,520
Shinko Electric Industries Co. Ltd.	28,200	1,051,456
Shionogi & Co. Ltd.	208,300	10,643,126
Ship Healthcare Holdings, Inc.	19,200	264,572
Shiseido Co. Ltd.	348,800	9,518,279
Shizuoka Financial Group, Inc.	536,900	5,094,244
SHO-BOND Holdings Co. Ltd.	17,600	738,329
Shochiku Co. Ltd. (b)	3,400	221,889
Skylark Holdings Co. Ltd. (b)	197,400	3,124,462
SMC Corp.	48,200	27,051,492
SMS Co. Ltd.	185,200	3,174,875
Socionext, Inc. (b)	199,000	5,393,624
SoftBank Corp.	2,380,800	30,533,766
SoftBank Group Corp.	885,472	52,433,844
Sohgo Security Services Co. Ltd.	131,000	709,769
Sojitz Corp.	176,200	4,628,968
Sompo Holdings, Inc.	1,125,300	23,495,642
Sony Group Corp.	1,069,020	91,330,593
Sotetsu Holdings, Inc.	83,200	1,484,291
Sourcenext Corp. (b) (c)	1,141,600	1,832,956
Square Enix Holdings Co. Ltd.	63,700	2,450,437
Stanley Electric Co. Ltd.	195,773	3,453,790
Starts Proceed Investment Corp. REIT (b)	51	71,170
Subaru Corp.	549,000	12,427,725
Security Description	Shares	Value
Sugi Holdings Co. Ltd.	24,300	$ 414,567
SUMCO Corp. (b)	201,500	3,170,718
Sumitomo Bakelite Co. Ltd.	30,600	917,929
Sumitomo Chemical Co. Ltd. (b)	2,151,050	4,666,092
Sumitomo Corp.	1,136,175	27,251,084
Sumitomo Electric Industries Ltd.	893,120	13,779,347
Sumitomo Forestry Co. Ltd.	200,600	6,290,578
Sumitomo Heavy Industries Ltd.	92,400	2,896,944
Sumitomo Metal Mining Co. Ltd.	165,800	4,911,172
Sumitomo Mitsui Financial Group, Inc.	1,100,500	64,221,586
Sumitomo Mitsui Trust Holdings, Inc.	627,210	13,501,934
Sumitomo Osaka Cement Co. Ltd. (b)	8,800	219,964
Sumitomo Pharma Co. Ltd. (b) (c)	189,900	496,881
Sumitomo Realty & Development Co. Ltd. (b)	358,500	13,302,957
Sumitomo Rubber Industries Ltd.	204,200	2,506,879
Sumitomo Warehouse Co. Ltd.	68,000	1,141,234
Sun Corp. (b)	3,000	67,891
Sun Frontier Fudousan Co. Ltd.	3,100	38,180
Sundrug Co. Ltd.	58,600	1,815,169
Suntory Beverage & Food Ltd.	86,900	2,935,233
SUNWELS Co. Ltd. (b)	129,900	2,342,311
Suruga Bank Ltd. (b)	203,300	1,182,094
Suzuken Co. Ltd.	90,900	2,767,031
Suzuki Motor Corp.	1,662,000	18,899,217
SymBio Pharmaceuticals Ltd. (b) (c)	36,600	44,739
Sysmex Corp.	427,200	7,585,979
Systena Corp.	162,400	287,576
T&D Holdings, Inc.	631,300	10,955,826
Tadano Ltd.	5,200	44,288
Taiheiyo Cement Corp.	138,800	3,187,874
Taisei Corp.	194,487	7,071,670
Taisho Pharmaceutical Holdings Co. Ltd.	59,600	3,374,885
Taiyo Yuden Co. Ltd. (b)	345,500	8,152,106
Takara Bio, Inc.	19,600	126,138
Takara Holdings, Inc. (b)	186,000	1,335,901
Takashimaya Co. Ltd. (b)	153,200	2,439,539
Takeda Pharmaceutical Co. Ltd.	1,325,015	36,796,974
Takeuchi Manufacturing Co. Ltd.	31,700	1,265,110
Takuma Co. Ltd.	33,400	413,348
Tatsuta Electric Wire & Cable Co. Ltd. (c)	182,500	842,892
TDK Corp.	365,765	17,864,712

See accompanying notes to financial statements.
34

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
TechnoPro Holdings, Inc.	29,400	$ 586,465
Teijin Ltd.	549,610	4,976,976
tella, Inc. (c) (d)	600	—
TerraSky Co. Ltd. (b) (c)	24,200	227,857
Terumo Corp.	1,273,400	23,218,126
THK Co. Ltd.	14,200	332,142
TIS, Inc.	166,000	3,547,154
Toagosei Co. Ltd.	55,100	575,593
Tobu Railway Co. Ltd.	195,300	4,872,660
Toda Corp.	191,000	1,273,375
Toei Animation Co. Ltd. (b)	38,500	772,061
Toei Co. Ltd. (b)	17,000	430,209
Toho Bank Ltd. (b)	12,101	28,624
Toho Co. Ltd.	202,800	6,725,384
Toho Gas Co. Ltd.	29,600	653,823
Toho Holdings Co. Ltd. (b)	13,500	320,229
Tohoku Electric Power Co., Inc.	546,500	4,271,760
Tokai Carbon Co. Ltd.	203,500	1,344,610
Tokio Marine Holdings, Inc.	1,719,795	53,692,103
Tokuyama Corp.	9,100	158,737
Tokyo Century Corp.	162,800	1,688,830
Tokyo Electric Power Co. Holdings, Inc. (c)	1,097,975	6,661,341
Tokyo Electron Ltd.	407,765	105,777,224
Tokyo Gas Co. Ltd.	354,195	8,041,323
Tokyo Ohka Kogyo Co. Ltd.	131,600	3,962,478
Tokyo Seimitsu Co. Ltd.	20,800	1,605,920
Tokyo Tatemono Co. Ltd.	202,700	3,409,249
Tokyu Corp.	565,675	6,871,674
Tokyu Fudosan Holdings Corp.	344,600	2,772,146
Tokyu REIT, Inc.	379	403,178
Topcon Corp.	45,200	519,810
TOPPAN Holdings, Inc.	313,300	7,816,715
Toray Industries, Inc.	2,009,150	9,632,556
Torikizoku Holdings Co. Ltd.	34,800	1,086,458
Tosoh Corp.	148,400	2,010,600
TOTO Ltd.	187,800	5,256,340
Toyo Seikan Group Holdings Ltd.	201,600	3,169,627
Toyo Suisan Kaisha Ltd.	72,700	4,439,002
Toyo Tire Corp.	202,600	3,811,174
Toyoda Gosei Co. Ltd.	16,000	350,986
Toyota Boshoku Corp.	36,100	612,778
Toyota Industries Corp.	203,400	21,120,163
Toyota Motor Corp.	10,144,840	255,120,824
Toyota Tsusho Corp.	202,800	13,842,043
Trend Micro, Inc. (b)	128,800	6,523,189
Trusco Nakayama Corp.	43,300	731,847
TS Tech Co. Ltd.	36,400	461,298
Tsuburaya Fields Holdings, Inc. (b)	68,200	786,793
Tsumura & Co.	3,500	87,023
Tsuruha Holdings, Inc.	39,800	2,838,819
UBE Corp.	35,100	623,634
Ulvac, Inc.	24,700	1,579,808
Security Description	Shares	Value
Unicharm Corp.	342,900	$ 10,918,333
United Urban Investment Corp. REIT	2,070	2,104,946
Ushio, Inc.	30,600	390,120
USS Co. Ltd.	408,420	3,371,904
Valor Holdings Co. Ltd.	18,900	308,329
Wacoal Holdings Corp.	25,300	615,679
Wacom Co. Ltd.	62,600	267,615
Warabeya Nichiyo Holdings Co. Ltd.	208,800	3,773,286
Welcia Holdings Co. Ltd.	13,000	220,926
West Japan Railway Co.	348,800	7,259,705
Workman Co. Ltd. (b)	5,600	147,451
Yakult Honsha Co. Ltd. (b)	442,700	9,044,424
Yamada Holdings Co. Ltd.	1,310,480	3,794,326
Yamagata Bank Ltd.	1,634	12,632
Yamaguchi Financial Group, Inc. (b)	175,800	1,779,547
Yamaha Corp. (b)	204,400	4,396,062
Yamaha Motor Co. Ltd.	974,100	8,943,222
Yamanashi Chuo Bank Ltd.	1,510	18,697
Yamato Holdings Co. Ltd.	209,400	3,010,700
Yamato Kogyo Co. Ltd.	21,300	1,207,814
Yamazaki Baking Co. Ltd.	203,600	5,245,211
Yaoko Co. Ltd. (b)	27,100	1,627,486
Yaskawa Electric Corp.	223,800	9,469,855
Yokogawa Electric Corp.	204,000	4,681,304
Yokohama Rubber Co. Ltd.	46,600	1,251,945
Yoshinoya Holdings Co. Ltd.	22,600	503,682
Zenkoku Hosho Co. Ltd. (b)	15,800	564,476
Zenrin Co. Ltd.	2,100	11,808
Zensho Holdings Co. Ltd.	83,300	3,464,756
Zeon Corp.	191,400	1,662,396
ZOZO, Inc. (b)	33,800	836,821
		4,505,811,581
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	117,062	2,837,050
LUXEMBOURG — 0.1%
Aperam SA	39,079	1,236,194
ArcelorMittal SA	443,110	12,181,713
Eurofins Scientific SE (b)	82,042	5,234,804
SES SA	282,702	1,886,866
SUSE SA (c)	46	636
		20,540,213
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	1,578,000	7,923,822
MGM China Holdings Ltd. (c)	639,200	1,068,267
Sands China Ltd. (c)	2,177,600	6,135,103
SJM Holdings Ltd. (b) (c)	71,250	21,758
Wynn Macau Ltd. (b) (c)	817,200	729,862
		15,878,812
MALTA — 0.0% (f)
Catena Media PLC (b) (c)	60,932	60,689

See accompanying notes to financial statements.
35

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Kindred Group PLC SDR	188,966	$ 2,196,704
		2,257,393
MEXICO — 0.0% (f)
Borr Drilling Ltd. (c)	61,631	391,990
Fresnillo PLC	166,982	991,207
		1,383,197
NETHERLANDS — 4.4%
Aalberts NV	82,078	3,952,646
ABN AMRO Bank NV GDR (e)	366,292	6,270,186
Adyen NV (c) (e)	24,118	40,842,383
Aegon Ltd.	1,294,043	7,896,250
Akzo Nobel NV	138,002	10,310,736
Argenx SE (c)	47,859	18,922,873
ASM International NV	39,292	24,014,168
ASML Holding NV	328,693	316,720,661
ASR Nederland NV	122,621	6,011,028
BE Semiconductor Industries NV	67,358	10,322,747
Euronext NV (e)	79,933	7,614,097
EXOR NV	76,202	8,480,825
Fugro NV (c)	103,627	2,542,758
Heineken Holding NV	78,913	6,374,907
Heineken NV	183,399	17,695,655
IMCD NV	43,703	7,709,995
ING Groep NV	3,297,528	54,296,037
Koninklijke Ahold Delhaize NV	753,025	22,543,759
Koninklijke KPN NV	3,855,128	14,430,822
Koninklijke Philips NV	865,840	17,398,603
Merus NV (b) (c)	93,186	4,196,166
NN Group NV	191,275	8,845,626
OCI NV	32,949	903,501
Pharming Group NV (b) (c)	372,404	409,838
Pluxee NV (b) (c)	84,245	2,492,978
PostNL NV (b)	1,116,475	1,521,711
Randstad NV (b)	54,788	2,894,647
Redcare Pharmacy NV (c) (e)	18,362	3,007,365
SBM Offshore NV	365,415	5,836,846
Shell PLC	5,438,722	180,349,709
Universal Music Group NV	707,074	21,290,279
Wolters Kluwer NV	256,678	40,251,214
		876,351,016
NEW ZEALAND — 0.3%
a2 Milk Co. Ltd. (b) (c)	1,371,853	5,563,493
Air New Zealand Ltd.	1,051,822	380,634
Auckland International Airport Ltd.	493,991	2,467,265
Contact Energy Ltd.	587,063	3,037,463
Fisher & Paykel Healthcare Corp. Ltd.	591,041	9,068,077
Fletcher Building Ltd.	358,994	884,697
Goodman Property Trust REIT	1,953,306	2,663,884
Infratil Ltd.	947,609	6,172,588
Kiwi Property Group Ltd. REIT	2,353,244	1,182,379
Meridian Energy Ltd.	1,055,987	3,732,985
Security Description	Shares	Value
Ryman Healthcare Ltd. (c)	465,158	$ 1,265,966
Spark New Zealand Ltd.	1,605,083	4,574,784
Xero Ltd. (c)	113,305	9,855,039
		50,849,254
NORWAY — 0.6%
Aker BP ASA	267,852	6,661,364
Aker Horizons ASA (c)	1,247	356
Aker Solutions ASA	117,031	418,777
AutoStore Holdings Ltd. (b) (c) (e)	391,211	720,498
Crayon Group Holding ASA (c) (e)	10,556	77,745
DNB Bank ASA	770,374	15,274,547
DNO ASA	670,662	602,746
Equinor ASA	928,069	24,500,762
Gjensidige Forsikring ASA	154,555	2,239,556
IDEX Biometrics ASA (c)	325,665	81,892
Kongsberg Gruppen ASA	71,449	4,936,215
Leroy Seafood Group ASA	230,706	1,015,663
LINK Mobility Group Holding ASA (c)	225,209	410,618
Mowi ASA	289,884	5,316,117
NEL ASA (c)	171,716	76,419
Nordic Semiconductor ASA (c)	519,185	4,106,159
Norsk Hydro ASA	1,695,857	9,285,429
Orkla ASA	1,228,302	8,666,025
Pexip Holding ASA (c)	194,898	525,304
PGS ASA (c)	265,927	192,718
Salmar ASA	44,242	2,917,494
Schibsted ASA Class A	57,036	1,823,285
Schibsted ASA Class B	56,869	1,722,541
Seadrill Ltd. (c)	64,957	3,203,362
SpareBank 1 SR-Bank ASA	150,494	1,886,620
Storebrand ASA	939,950	8,664,252
Telenor ASA	699,951	7,790,782
TGS ASA	95,172	1,036,938
TOMRA Systems ASA	180,654	2,823,395
		116,977,579
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (c)	7,040,762	2,377,017
EDP - Energias de Portugal SA	3,126,256	12,188,646
Galp Energia SGPS SA	352,040	5,822,812
Greenvolt-Energias Renovaveis SA (c)	200,650	1,768,288
Jeronimo Martins SGPS SA	203,300	4,035,586
Mota-Engil SGPS SA	455,861	2,370,568
NOS SGPS SA	1,080,060	4,229,601
		32,792,518
SINGAPORE — 1.2%
AIMS APAC REIT	2,408,231	2,284,036
CapitaLand Ascendas REIT	2,021,734	4,149,528
CapitaLand Ascott Trust REIT	2,937,288	2,056,711
Capitaland India Trust	1,608,100	1,251,115

See accompanying notes to financial statements.
36

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
CapitaLand Integrated Commercial Trust REIT	4,294,946	$ 6,301,121
CapitaLand Investment Ltd.	4,483,046	8,902,314
CDL Hospitality Trusts REIT	56,794	42,924
City Developments Ltd. (b)	543,100	2,354,131
ComfortDelGro Corp. Ltd.	1,652,000	1,713,693
COSCO Shipping International Singapore Co. Ltd. (b) (c)	7,889,100	847,599
DBS Group Holdings Ltd.	1,657,189	44,241,642
Digital Core REIT Management Pte. Ltd.	3,835,100	2,301,060
ESR-LOGOS REIT	6,431,522	1,405,823
Frasers Centrepoint Trust REIT	1,282,676	2,081,402
Genting Singapore Ltd.	11,104,964	7,282,078
Grab Holdings Ltd. Class A (c)	2,102,063	6,600,478
IGG, Inc. (c)	668,000	281,660
Jardine Cycle & Carriage Ltd.	143,133	2,563,370
Keppel Infrastructure Trust	5,175,269	1,898,161
Keppel Ltd.	1,121,975	6,102,028
Keppel REIT	964,944	622,037
Manulife U.S. Real Estate Investment Trust (c)	2,281,100	175,645
Mapletree Logistics Trust REIT	2,044,483	2,211,726
Mapletree Pan Asia Commercial Trust REIT	1,651,900	1,566,710
Oversea-Chinese Banking Corp. Ltd.	3,348,430	33,469,414
Parkway Life Real Estate Investment Trust	582,100	1,509,595
SATS Ltd. (c)	699,850	1,348,259
Sea Ltd. ADR (c)	318,346	17,098,364
Seatrium Ltd. (b) (c)	50,068,367	2,930,795
Sembcorp Industries Ltd.	743,000	2,972,881
Singapore Airlines Ltd. (b)	1,089,189	5,165,093
Singapore Exchange Ltd.	742,000	5,063,589
Singapore Technologies Engineering Ltd.	555,700	1,655,241
Singapore Telecommunications Ltd.	5,077,000	9,517,494
STMicroelectronics NV (b)	630,001	27,171,815
Suntec Real Estate Investment Trust (b)	1,833,500	1,467,235
United Overseas Bank Ltd.	1,092,908	23,735,280
UOL Group Ltd.	547,654	2,333,292
Venture Corp. Ltd. (b)	194,900	2,060,776
		246,736,115
SOUTH AFRICA — 0.1%
Anglo American PLC	1,186,190	29,246,833
SOUTH KOREA — 5.0%
Advanced Nano Products Co. Ltd.	17,503	1,720,072
Advanced Process Systems Corp.	29,168	469,071
Alteogen, Inc. (c)	71,565	11,030,446
Amorepacific Corp.	24,177	2,176,603
Security Description	Shares	Value
AMOREPACIFIC Group	23,701	$ 477,101
Anterogen Co. Ltd. (c)	4,278	45,441
Asiana Airlines, Inc. (c)	193,564	1,598,835
BGF retail Co. Ltd.	7,307	635,037
Bioneer Corp. (c)	26,801	602,214
BNC Korea Co. Ltd.	149,367	859,866
BNK Financial Group, Inc.	251,582	1,491,272
Bukwang Pharmaceutical Co. Ltd. (c)	37,537	197,688
Celltrion Pharm, Inc. (c)	27,297	2,102,655
Celltrion, Inc.	132,671	18,113,225
Cheil Worldwide, Inc.	58,859	816,266
Chunbo Co. Ltd. (c)	4,022	262,308
CJ CGV Co. Ltd. (c)	342,982	1,416,512
CJ CheilJedang Corp.	10,742	2,329,927
CJ Corp. (c)	11,740	1,065,648
CJ ENM Co. Ltd. (c)	12,741	741,036
CJ Logistics Corp.	7,137	634,577
CMG Pharmaceutical Co. Ltd. (c)	152,517	258,868
Com2uSCorp	7,417	233,598
CosmoAM&T Co. Ltd. (c)	20,757	2,502,404
Coupang, Inc. (c)	885,713	15,756,834
Coway Co. Ltd.	44,724	1,870,352
CS Wind Corp.	18,576	717,513
Daehan Flour Mill Co. Ltd.	33,268	3,276,759
Daewoo Engineering & Construction Co. Ltd. (c)	165,494	458,527
DB HiTek Co. Ltd.	32,251	1,051,676
DB Insurance Co. Ltd.	53,336	3,815,233
Delivery Hero SE (c) (e)	146,531	4,196,091
Deutsch Motors, Inc.	102,665	429,344
Devsisters Co. Ltd. (c)	16,480	595,545
DGB Financial Group, Inc.	137,613	889,310
Digitech Systems Co. Ltd. (c) (d)	19,094	—
DIO Corp. (c)	21,134	343,011
DL E&C Co. Ltd.	23,474	641,666
DL Holdings Co. Ltd.	10,383	404,137
Dongjin Semichem Co. Ltd.	28,150	974,403
Dongkuk CM Co. Ltd.	16,059	76,940
Dongkuk Steel Mill Co. Ltd.	27,036	231,350
Dongsuh Cos., Inc.	40,746	519,067
Dongwon F&B Co. Ltd.	92,567	2,306,869
Dongwon Industries Co. Ltd.	164	4,836
Doosan Bobcat, Inc.	40,132	1,609,752
Doosan Co. Ltd. (c)	23,607	2,647,842
Doosan Enerbility Co. Ltd. (c)	286,472	3,728,126
Doosan Fuel Cell Co. Ltd. (c)	38,353	586,869
Douzone Bizon Co. Ltd.	16,085	501,219
Ecopro BM Co. Ltd. (c)	41,575	8,569,777
Ecopro Co. Ltd. (c)	17,861	8,729,833
E-MART, Inc. (c)	12,931	656,035
Eone Diagnomics Genome Center Co. Ltd. (c)	272,504	97,565
Eubiologics Co. Ltd. (c)	11,766	106,014

See accompanying notes to financial statements.
37

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
F&F Co. Ltd.	16,586	$ 883,355
Fila Holdings Corp.	40,100	1,142,310
GeneOne Life Science, Inc. (c)	76,818	148,073
Genexine, Inc. (c)	21,855	146,755
Gradiant Corp.	48,630	566,041
Gravity Co. Ltd. ADR	1,923	145,936
Green Cross Corp.	5,088	473,179
Green Cross Holdings Corp.	29,384	378,691
GS Engineering & Construction Corp. (c)	68,504	772,435
GS Holdings Corp.	56,019	2,018,140
GS Retail Co. Ltd.	77,787	1,181,611
Hana Financial Group, Inc.	243,620	10,658,658
Hana Tour Service, Inc. (c)	71,289	3,399,631
Hanall Biopharma Co. Ltd. (c)	65,062	1,838,893
Hancom, Inc.	131,034	2,097,517
Hanjin Kal Corp.	28,902	1,275,230
Hankook Tire & Technology Co. Ltd.	64,751	2,602,064
Hanmi Pharm Co. Ltd.	5,811	1,476,221
Hanmi Science Co. Ltd.	32,008	1,054,451
Hanmi Semiconductor Co. Ltd.	59,693	5,941,587
Hanon Systems	210,205	933,724
Hansol Chemical Co. Ltd.	7,205	1,073,057
Hanssem Co. Ltd.	36,864	1,341,754
Hanwha Aerospace Co. Ltd.	51,268	7,902,032
Hanwha Corp.	43,550	912,245
Hanwha Galleria Corp. (c)	95,065	100,414
Hanwha Ocean Co. Ltd. (c)	109,510	2,228,839
Hanwha Solutions Corp.	106,929	2,196,165
Hanwha Systems Co. Ltd.	126,657	1,619,140
Harim Co. Ltd.	721,474	1,623,819
HD Hyundai Co. Ltd.	37,263	1,907,091
HD Hyundai Construction Equipment Co. Ltd.	1,651	71,743
HD Hyundai Electric Co. Ltd.	1,901	252,337
HD Hyundai Heavy Industries Co. Ltd.	14,890	1,312,864
HD Hyundai Infracore Co. Ltd.	265,576	1,688,639
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (c)	35,125	3,136,137
Helixmith Co. Ltd. (c)	9,224	32,100
Hite Jinro Co. Ltd.	27,907	424,953
HL Mando Co. Ltd.	27,163	688,028
HLB Global Co. Ltd. (c)	66,887	421,320
HLB Life Science Co. Ltd. (c)	156,378	2,485,786
HLB, Inc. (c)	94,345	7,687,760
HMM Co. Ltd.	298,112	3,487,661
Hotel Shilla Co. Ltd.	76,576	3,446,987
HS Industries Co. Ltd.	120,326	309,250
Hucentech Co. Ltd. (c) (d)	167,826	93,808
Hugel, Inc. (c)	5,782	829,344
Humasis Co. Ltd. (c)	111,018	158,909
Huons Co. Ltd.	62,017	1,633,057
Huons Global Co. Ltd.	36,909	633,313
HYBE Co. Ltd.	15,765	2,681,660
Security Description	Shares	Value
Hyosung Advanced Materials Corp.	1,617	$ 409,580
Hyosung Heavy Industries Corp.	9,140	1,884,011
Hyosung TNC Corp.	1,670	382,689
Hyundai Bioland Co. Ltd.	215,976	1,422,995
Hyundai Elevator Co. Ltd.	71,450	2,199,890
Hyundai Engineering & Construction Co. Ltd.	56,811	1,403,131
Hyundai Glovis Co. Ltd.	17,506	2,348,437
Hyundai Marine & Fire Insurance Co. Ltd.	87,742	2,010,652
Hyundai Mipo Dockyard Co. Ltd. (c)	18,394	858,045
Hyundai Mobis Co. Ltd.	55,013	10,685,905
Hyundai Motor Co.	122,032	21,483,071
Hyundai Motor Co. Preference Shares (a)	16,219	1,889,054
Hyundai Motor Co. Preference Shares (a)	16,250	1,908,357
Hyundai Rotem Co. Ltd.	58,809	1,502,715
Hyundai Steel Co.	67,751	1,600,358
Hyundai Wia Corp. (c)	12,965	547,973
Industrial Bank of Korea	90,063	933,243
Inscobee, Inc. (c)	42,746	38,737
ISU Specialty Chemical (c)	7,309	1,976,212
Jeil Pharmaceutical Co. Ltd.	6,360	79,367
Jenax, Inc. (c) (d)	19,545	—
Jusung Engineering Co. Ltd.	82,592	2,279,140
JYP Entertainment Corp.	22,369	1,179,721
Kakao Corp.	253,780	10,254,880
Kakao Games Corp. (c)	32,940	571,327
KakaoBank Corp.	264,313	5,516,951
Kakaopay Corp. (c)	14,505	419,123
Kangwon Land, Inc.	67,657	825,202
KB Financial Group, Inc.	389,209	20,324,154
KCC Corp.	1,797	353,727
KCC Glass Corp.	1,410	43,151
KG Eco Technology Service Co. Ltd.	28,556	200,449
Kia Corp.	229,605	19,101,772
KIWOOM Securities Co. Ltd.	70,556	6,462,065
KMW Co. Ltd. (c)	29,710	371,858
Koh Young Technology, Inc.	400,421	5,782,124
Korea Aerospace Industries Ltd.	59,092	2,212,246
Korea Electric Power Corp. ADR (b)	622,960	5,189,257
Korea Investment Holdings Co. Ltd.	45,587	2,255,223
Korea Zinc Co. Ltd.	10,945	3,695,081
Korean Air Lines Co. Ltd.	200,845	3,237,390
Krafton, Inc. (c)	37,471	6,958,403
KT&G Corp.	88,584	6,165,512
Kum Yang Co. Ltd. (c)	41,436	3,481,086
Kumho Petrochemical Co. Ltd.	14,809	1,545,526
L&F Co. Ltd. (c)	24,330	3,184,361

See accompanying notes to financial statements.
38

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
LabGenomics Co. Ltd. (c)	195,981	$ 437,454
LEENO Industrial, Inc.	6,974	1,336,521
LG Chem Ltd.	38,567	12,604,999
LG Chem Ltd. Preference Shares	16,290	3,630,084
LG Corp.	94,406	6,142,964
LG Display Co. Ltd. (c)	225,724	1,773,935
LG Display Co. Ltd. ADR (b)	601,139	2,464,670
LG Electronics, Inc.	99,359	7,144,253
LG Energy Solution Ltd. (c)	28,224	8,417,408
LG H&H Co. Ltd.	7,515	2,157,510
LG H&H Co. Ltd. Preference Shares	1,604	202,548
LG Innotek Co. Ltd.	21,642	3,174,964
LG Uplus Corp.	183,328	1,368,577
Lotte Chemical Corp.	12,649	1,127,487
Lotte Corp.	62,401	1,290,895
Lotte Energy Materials Corp.	17,263	640,510
LOTTE Fine Chemical Co. Ltd.	12,887	454,216
Lotte Shopping Co. Ltd.	10,885	595,087
Lotte Wellfood Co. Ltd.	15,331	1,396,160
LS Corp.	22,320	1,893,366
LS Electric Co. Ltd.	28,921	2,113,891
Lunit, Inc. (c)	38,115	1,661,913
LX Holdings Corp.	44,635	231,754
LX Semicon Co. Ltd.	9,333	556,687
MedPacto, Inc. (c)	25,783	251,462
Medytox, Inc.	12,393	1,357,822
Meritz Financial Group, Inc.	154,949	9,403,405
Mezzion Pharma Co. Ltd. (c)	44,336	1,318,965
Mirae Asset Securities Co. Ltd.	310,534	1,875,314
Modetour Network, Inc.	332,521	3,914,918
mPlus Corp.	120,421	1,008,093
Naturecell Co. Ltd. (c)	17,222	125,879
NAVER Corp.	128,461	17,853,336
NCSoft Corp.	12,941	1,980,201
NeoPharm Co. Ltd.	5,008	92,999
Netmarble Corp. (c) (e)	50,466	2,365,389
Nexon Games Co. Ltd. (c)	150,000	1,545,404
NH Investment & Securities Co. Ltd.	116,412	1,019,497
NHN Corp.	10,116	189,734
NongShim Co. Ltd.	3,590	993,333
OCI Co. Ltd.	3,497	223,133
OCI Holdings Co. Ltd.	7,117	497,463
Orion Corp.	12,860	876,916
Orion Holdings Corp.	1,346	14,137
Oscotec, Inc. (c)	23,126	483,563
Ottogi Corp.	5,502	1,628,633
Pan Ocean Co. Ltd.	195,115	617,411
Pearl Abyss Corp. (c)	27,769	626,027
Pharmicell Co. Ltd. (c)	32,004	148,579
Posco DX Co. Ltd.	63,922	2,305,228
POSCO Future M Co. Ltd.	26,556	5,967,086
POSCO Holdings, Inc. ADR (b)	297,863	23,358,416
Security Description	Shares	Value
Rainbow Robotics (c)	14,269	$ 1,965,068
S-1 Corp.	29,215	1,325,932
Sajo Industries Co. Ltd.	75,632	2,162,921
Sam Chun Dang Pharm Co. Ltd. (c)	34,227	3,493,251
Samsung Biologics Co. Ltd. (c) (e)	14,872	9,202,136
Samsung C&T Corp.	73,703	8,764,977
Samsung Electro-Mechanics Co. Ltd.	44,374	4,940,882
Samsung Electronics Co. Ltd. GDR	165,768	246,497,016
Samsung Electronics Co. Ltd. Preference Shares	694,333	34,658,628
Samsung Engineering Co. Ltd. (c)	101,189	1,894,123
Samsung Fire & Marine Insurance Co. Ltd.	26,931	6,181,377
Samsung Heavy Industries Co. Ltd. (c)	600,350	3,844,024
Samsung Life Insurance Co. Ltd.	65,818	4,668,983
Samsung SDI Co. Ltd.	47,862	16,976,123
Samsung SDS Co. Ltd.	29,310	3,561,832
Samsung Securities Co. Ltd.	78,371	2,369,322
SD Biosensor, Inc. (c)	25,624	225,168
Seegene, Inc.	31,956	583,931
Seoulin Bioscience Co. Ltd.	20	148
Shin Poong Pharmaceutical Co. Ltd. (c)	20,221	237,620
Shinhan Financial Group Co. Ltd.	419,781	14,717,670
Shinsegae Food Co. Ltd. (c)	17,896	499,825
Shinsegae, Inc.	7,505	949,379
SK Biopharmaceuticals Co. Ltd. (c)	16,211	1,113,848
SK Bioscience Co. Ltd. (c)	16,116	738,613
SK Chemicals Co. Ltd.	9,017	423,305
SK Hynix, Inc.	460,669	60,977,690
SK IE Technology Co. Ltd. (c) (e)	17,111	929,110
SK Innovation Co. Ltd. (c)	59,233	5,209,424
SK Square Co. Ltd. (c)	81,665	4,767,962
SK, Inc.	32,246	4,373,719
SKC Co. Ltd. (c)	20,456	1,817,298
SM Entertainment Co. Ltd.	15,963	1,012,620
S-Oil Corp.	32,691	1,891,646
SOLUM Co. Ltd. (c)	78,004	1,431,160
Solus Advanced Materials Co. Ltd.	25,716	334,857
Soulbrain Co. Ltd.	8,105	1,760,975
T&R Biofab Co. Ltd. (c)	28,139	187,071
Taihan Electric Wire Co. Ltd. (c)	89,166	678,887
TCC Steel	34,597	1,557,347
Wemade Co. Ltd. (c)	22,447	1,010,428
WONIK IPS Co. Ltd. (c)	27,170	736,643

See accompanying notes to financial statements.
39

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Woori Financial Group, Inc.	548,406	$ 5,943,356
Youlchon Chemical Co. Ltd.	104,658	2,919,152
Yuhan Corp.	46,463	2,671,299
Yungjin Pharmaceutical Co. Ltd. (c)	62,763	100,234
		993,429,206
SPAIN — 2.3%
Abertis Infraestructuras SA (c)	1,256	4,069
Acciona SA	21,960	2,676,441
Acerinox SA	231,228	2,538,467
ACS Actividades de Construccion y Servicios SA	250,508	10,491,875
Aedas Homes SA (e)	18,410	345,563
Aena SME SA (e)	59,053	11,636,156
Almirall SA	128,775	1,149,471
Amadeus IT Group SA	378,651	24,307,575
Amper SA (b) (c)	6,558,010	578,653
Applus Services SA	192,319	2,376,140
Atlantica Sustainable Infrastructure PLC (b)	76,024	1,404,924
Atresmedia Corp. de Medios de Comunicacion SA	192,620	921,987
Audax Renovables SA (c)	459,268	768,815
Banco Bilbao Vizcaya Argentaria SA (b)	4,985,346	59,441,273
Banco de Sabadell SA	3,935,694	6,184,549
Banco Santander SA	13,772,043	67,251,910
Bankinter SA (b)	694,322	5,085,603
Befesa SA (e)	51,100	1,759,393
CaixaBank SA (b)	3,584,687	17,394,477
Cellnex Telecom SA (c) (e)	476,166	16,852,275
Cia de Distribucion Integral Logista Holdings SA	100,974	2,824,444
CIE Automotive SA	45,787	1,315,369
Construcciones y Auxiliar de Ferrocarriles SA	36,919	1,347,691
Distribuidora Internacional de Alimentacion SA (c)	14,315,308	194,803
EDP Renovaveis SA	241,256	3,268,681
eDreams ODIGEO SA (c)	234,306	1,708,091
Enagas SA (b)	191,592	2,848,245
Ence Energia y Celulosa SA (b)	386,773	1,347,548
Endesa SA	258,839	4,798,409
Ercros SA (b)	86,445	327,696
Faes Farma SA	288,886	981,230
Fluidra SA	86,551	2,048,974
Fomento de Construcciones y Contratas SA (b)	94,949	1,296,168
Gestamp Automocion SA (e)	142,580	458,879
Global Dominion Access SA (e)	93,185	338,653
Grenergy Renovables SA (b) (c)	42,650	1,121,149
Grifols SA (c)	347,029	3,125,010
Grifols SA ADR (c)	214,335	1,431,758
Security Description	Shares	Value
Iberdrola SA	4,891,061	$ 60,720,561
Indra Sistemas SA (b)	423,230	8,780,667
Industria de Diseno Textil SA	911,925	45,964,299
Inmobiliaria Colonial Socimi SA REIT	247,456	1,467,216
Laboratorios Farmaceuticos Rovi SA	33,960	2,967,153
Lar Espana Real Estate Socimi SA REIT (c)	196,039	1,528,634
Let's GOWEX SA (b) (c) (d)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	691,478	690,786
Mapfre SA (b)	813,905	2,058,659
Melia Hotels International SA (c)	90,133	729,104
Merlin Properties Socimi SA REIT	266,046	2,866,113
Metrovacesa SA (c) (e)	1,427	12,560
Naturgy Energy Group SA (b)	149,546	3,246,344
Neinor Homes SA (e)	73,582	807,400
Obrascon Huarte Lain SA (c)	1,506,589	569,491
Oryzon Genomics SA (b) (c)	111,463	206,813
Pharma Mar SA (b)	43,598	1,353,247
Prosegur Cash SA (b) (e)	1,334,542	690,385
Redeia Corp. SA	367,141	6,266,876
Repsol SA	1,045,346	17,431,352
Sacyr SA	581,148	2,146,528
Solaria Energia y Medio Ambiente SA (b) (c)	101,174	1,104,152
Soltec Power Holdings SA (b) (c)	111,929	271,504
Talgo SA (b) (e)	74,892	363,571
Tecnicas Reunidas SA (c)	128,192	1,041,124
Telefonica SA	4,854,921	21,439,912
Tubacex SA	649,155	2,338,126
Unicaja Banco SA (b) (e)	3,069,302	3,802,128
Viscofan SA (b)	35,005	2,226,738
		457,043,857
SWEDEN — 2.9%
AAK AB	143,405	3,411,914
AddTech AB Class B	210,997	4,810,904
AFRY AB	120,356	1,924,778
Alfa Laval AB (b)	436,362	17,172,730
Arise AB	42,318	162,463
Arjo AB Class B	62,394	298,473
Assa Abloy AB Class B	838,193	24,073,571
Atlas Copco AB Class A	2,081,379	35,193,809
Atlas Copco AB Class B	1,325,517	19,605,196
Atrium Ljungberg AB Class B	48,419	947,314
Beijer Alma AB	73,242	1,324,748
Beijer Ref AB (b)	230,349	3,425,312
BHG Group AB (b) (c)	170,574	295,122
BICO Group AB (b) (c)	91,742	404,974
Bilia AB Class A	254,887	3,270,533
Billerud Aktiebolag	179,523	1,612,124

See accompanying notes to financial statements.
40

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Biotage AB	49,409	$ 840,534
Boliden AB	240,365	6,682,051
BoneSupport Holding AB (c) (e)	87,269	1,860,851
Boozt AB (c) (e)	55,045	723,287
Bravida Holding AB (e)	165,265	1,451,320
Brighter AB (c) (d)	1,979,850	—
Bure Equity AB	69,721	2,235,224
Camurus AB (c)	28,261	1,341,344
Cantargia AB (b) (c)	203,637	66,466
Castellum AB (b) (c)	417,241	5,498,126
Catena AB (b)	39,537	1,933,847
Cellavision AB	5,066	113,235
Cibus Nordic Real Estate AB publ	70,746	928,274
Cint Group AB (c)	212,181	300,831
Ctek AB (b) (c)	62,818	115,148
Dometic Group AB (e)	244,214	1,976,533
Electrolux AB Class B (b) (c)	408,728	3,655,105
Electrolux Professional AB Class B	276,309	1,808,880
Elekta AB Class B (b)	220,144	1,661,487
Embracer Group AB (b) (c)	516,123	1,126,844
Enad Global 7 AB	107,117	144,458
Epiroc AB Class A	540,493	10,165,268
Epiroc AB Class B	331,197	5,615,661
EQT AB (b)	417,299	13,214,507
Essity AB Class B (b)	501,934	11,932,703
Evolution AB (e)	187,844	23,375,533
Fabege AB (b)	231,099	2,163,460
Fastighets AB Balder Class B (c)	588,229	4,328,401
G5 Entertainment AB	14,809	179,908
Genovis AB (b) (c)	253,694	792,453
Getinge AB Class B (b)	84,353	1,699,272
H & M Hennes & Mauritz AB Class B (b)	862,693	14,085,344
Hansa Biopharma AB (b) (c)	119,364	324,850
Hemnet Group AB	55,967	1,715,764
Hexagon AB Class B	1,536,859	18,210,729
Hexatronic Group AB (b)	252,147	776,301
Hexpol AB	264,053	3,225,158
HMS Networks AB (b)	43,600	1,890,369
Holmen AB Class B (b) (c)	82,176	3,346,186
Hufvudstaden AB Class A	149,683	1,819,837
Husqvarna AB Class B (b)	347,943	2,982,015
Industrivarden AB Class A	183,636	6,321,794
Industrivarden AB Class C (b)	138,645	4,772,948
Indutrade AB (c)	220,942	6,031,552
Instalco AB	287,738	1,137,755
Intervacc AB (c)	100	35
Intrum AB (b)	60,408	141,181
Investment AB Latour Class B	101,123	2,662,227
Investor AB Class B	1,323,832	33,261,084
INVISIO AB	27,672	630,168
JM AB (b)	68,018	1,393,108
Security Description	Shares	Value
Kinnevik AB Class B (c)	271,831	$ 3,049,411
KNOW IT AB	324,018	4,787,876
L E Lundbergforetagen AB Class B	60,424	3,274,196
Lifco AB Class B	172,000	4,497,615
Lindab International AB	26,112	561,674
Loomis AB	60,318	1,685,560
Maha Energy AB (c)	197,363	148,309
Medicover AB Class B	10,463	135,037
MIPS AB	31,343	1,028,879
Modern Times Group MTG AB Class B (c)	154,006	1,204,095
Mycronic AB	93,899	3,319,475
NCC AB Class B (b)	119,985	1,652,899
Net Insight AB Class B (c)	692,870	383,610
Nibe Industrier AB Class B (b)	1,348,433	6,628,289
Nolato AB Class B	268,727	1,202,317
Nyfosa AB	235,874	2,329,489
Orron Energy AB (b) (c)	192,508	128,115
Pandox AB	62,188	1,045,132
Peab AB Class B	252,448	1,590,107
PowerCell Sweden AB (b) (c)	43,805	121,674
Rvrc Holding AB	26,451	169,206
Saab AB Class B	82,782	7,370,374
Sagax AB Class B	199,437	5,267,288
Samhallsbyggnadsbolaget i Norden AB (b)	689,566	272,599
Sandvik AB	1,101,077	24,477,302
Sectra AB Class B (b)	170,980	3,312,432
Securitas AB Class B (b)	418,367	4,317,640
Sedana Medical AB (b) (c)	202,268	302,855
Skandinaviska Enskilda Banken AB Class A (b)	1,469,675	19,923,067
Skanska AB Class B (b)	337,884	6,019,762
SKF AB Class B (b)	309,168	6,317,753
SSAB AB Class A	305,545	2,257,454
SSAB AB Class B (b)	571,500	4,217,061
Stillfront Group AB (c)	418,865	373,244
Storskogen Group AB Class B (b)	497,953	265,448
Svenska Cellulosa AB SCA Class B (b)	417,331	6,412,611
Svenska Handelsbanken AB Class A (b)	1,258,850	12,744,376
Swedbank AB Class A (b)	735,155	14,596,394
SwedenCare AB	159,528	953,951
Swedish Orphan Biovitrum AB (c)	212,220	5,303,218
Tele2 AB Class B	724,045	5,952,112
Telefonaktiebolaget LM Ericsson Class B (b)	2,713,305	14,626,461
Telia Co. AB	1,216,652	3,121,108
Tethys Oil AB	260,565	866,430
Thule Group AB (e)	75,483	2,278,058
Trelleborg AB Class B	205,383	7,354,727
Truecaller AB Class B (b) (c)	308,486	944,563
Viaplay Group AB (b) (c)	152,611	13,545

See accompanying notes to financial statements.
41

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Vicore Pharma Holding AB (b) (c)	159,653	$ 219,190
Vimian Group AB (b) (c)	86,729	263,612
Vitec Software Group AB Class B	15,003	780,135
Vitrolife AB	84,187	1,582,551
Volvo AB Class A	173,682	4,788,494
Volvo AB Class B (b)	1,297,040	35,189,879
Volvo Car AB Class B (c)	93,672	355,499
Wallenstam AB Class B (b)	346,181	1,694,871
Wihlborgs Fastigheter AB	217,392	2,016,842
Xbrane Biopharma AB (b) (c)	101,000	2,848
Xvivo Perfusion AB (c)	10,833	278,611
		576,570,711
SWITZERLAND — 4.8%
ABB Ltd.	1,376,480	64,017,705
Accelleron Industries AG	84,270	3,160,476
Adecco Group AG	253,034	10,017,978
Alcon, Inc.	435,059	36,101,154
ALSO Holding AG	5,371	1,395,375
Aryzta AG (c)	337,990	614,289
Ascom Holding AG	26,900	245,794
Avolta AG (c)	63,363	2,640,184
Bachem Holding AG (b)	26,707	2,561,879
Baloise Holding AG	40,573	6,365,010
Barry Callebaut AG	2,035	2,957,494
Belimo Holding AG	4,064	1,995,227
BKW AG	16,319	2,507,549
Bucher Industries AG	5,475	2,411,991
Cembra Money Bank AG	22,262	1,866,083
Chocoladefabriken Lindt & Spruengli AG (a) (b)	1,124	13,465,038
Chocoladefabriken Lindt & Spruengli AG (a)	80	9,663,595
Cie Financiere Richemont SA Class A	441,789	67,443,086
Clariant AG (c)	241,857	3,273,273
Comet Holding AG	6,527	2,276,877
Daetwyler Holding AG Bearer Shares (b)	5,733	1,183,899
DKSH Holding AG	25,837	1,759,853
DocMorris AG (b) (c)	6,911	694,783
dormakaba Holding AG	2,000	1,053,625
DSM-Firmenich AG	163,742	18,639,078
EMS-Chemie Holding AG	5,501	4,226,371
Flughafen Zurich AG	16,393	3,723,779
Forbo Holding AG (b)	357	456,605
Galenica AG (e)	40,408	3,373,689
Geberit AG	32,892	19,464,235
Georg Fischer AG	55,610	4,130,464
Givaudan SA	7,549	33,659,136
Helvetia Holding AG	27,214	3,755,635
Idorsia Ltd. (b) (c)	82,344	258,542
Inficon Holding AG	1,572	2,300,318
Interroll Holding AG (b)	220	732,763
IWG PLC (c)	575,765	1,403,029
Security Description	Shares	Value
Julius Baer Group Ltd. (b)	246,674	$ 14,263,109
Kuehne & Nagel International AG (b)	61,018	17,004,017
Leonteq AG (b)	38,449	1,161,111
Logitech International SA	142,449	12,772,490
Lonza Group AG	58,651	35,176,274
Medmix AG (e)	62,194	1,106,193
Meyer Burger Technology AG (b) (c)	408,498	11,338
Mobimo Holding AG (b)	5,460	1,570,046
Novartis AG	1,682,968	163,251,820
OC Oerlikon Corp. AG (b)	157,028	692,478
On Holding AG Class A (b) (c)	213,796	7,564,103
Partners Group Holding AG	16,391	23,439,112
PSP Swiss Property AG	32,922	4,320,396
Sandoz Group AG (c)	336,586	10,168,208
Schindler Holding AG (a)	38,355	9,670,723
Schindler Holding AG (a)	18,584	4,539,225
Schweiter Technologies AG (b)	317	178,790
SFS Group AG (b)	14,447	1,902,314
SGS SA (b) (c)	135,735	13,186,202
SIG Group AG (b)	325,405	7,225,602
Sika AG	143,383	42,758,603
Sonova Holding AG	46,259	13,409,820
St. Galler Kantonalbank AG Class A	1,960	1,057,577
Straumann Holding AG	82,545	13,196,936
Sulzer AG	64,205	7,819,794
Swatch Group AG	49,399	2,243,165
Swatch Group AG Bearer Shares (b)	25,509	5,930,481
Swiss Life Holding AG	27,414	19,241,846
Swiss Prime Site AG	60,242	5,688,445
Swisscom AG (c)	21,919	13,418,604
Tecan Group AG (b)	5,168	2,144,775
Temenos AG	82,137	5,880,086
u-blox Holding AG (b)	13,119	1,264,271
UBS Group AG	2,473,975	76,194,145
Valiant Holding AG	12,786	1,501,897
VAT Group AG (e)	22,465	11,655,262
Vontobel Holding AG	22,339	1,356,660
Zurich Insurance Group AG	131,052	70,756,731
		960,518,510
TURKEY — 0.0% (f)
Eldorado Gold Corp. (b) (c)	87,675	1,233,573
UNITED KINGDOM — 9.1%
3i Group PLC	811,692	28,802,639
abrdn PLC (b)	3,102,603	5,530,221
Admiral Group PLC	206,167	7,388,695
AO World PLC (c)	263,455	335,472
Ashtead Group PLC	370,091	26,367,983
Associated British Foods PLC	301,811	9,523,943
Aston Martin Lagonda Global Holdings PLC (b) (c) (e)	853,706	1,832,276
AstraZeneca PLC	1,252,985	169,014,928
Auto Trader Group PLC (e)	628,886	5,562,670

See accompanying notes to financial statements.
42

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Aviva PLC	1,963,104	$ 12,315,138
Avon Rubber PLC	228,002	3,116,414
B&M European Value Retail SA	653,970	4,509,004
Babcock International Group PLC	436,629	2,868,172
BAE Systems PLC	2,639,258	44,992,903
Balfour Beatty PLC	513,212	2,477,860
Barclays PLC	11,870,281	27,471,081
Barratt Developments PLC	1,358,270	8,160,509
Beazley PLC	445,404	3,744,479
Bellway PLC	84,375	2,839,470
Berkeley Group Holdings PLC	83,004	4,988,991
Big Yellow Group PLC REIT	235,720	3,168,308
Bodycote PLC	176,787	1,555,467
BP PLC	14,699,241	92,045,615
British American Tobacco PLC	1,861,180	56,568,319
British Land Co. PLC REIT	1,458,263	7,280,179
Britvic PLC	181,587	1,885,584
BT Group PLC (b)	7,960,435	11,026,425
Bunzl PLC	280,326	10,793,632
Burberry Group PLC	462,892	7,092,997
Capita PLC (c)	1,956,470	326,239
Capricorn Energy PLC	97,904	216,435
Centrica PLC	5,763,785	9,294,325
CK Hutchison Holdings Ltd.	1,788,000	8,635,639
Clarkson PLC	82,862	4,197,484
Close Brothers Group PLC	126,196	666,682
Coca-Cola Europacific Partners PLC	194,542	13,608,213
Compass Group PLC	1,410,684	41,396,939
ConvaTec Group PLC (e)	1,314,501	4,755,796
Croda International PLC	116,143	7,192,098
Currys PLC (c)	856,577	655,194
Darktrace PLC (c)	330,631	1,824,381
DCC PLC	71,394	5,194,856
Derwent London PLC REIT	95,132	2,605,405
DEV Clever Holdings PLC (b) (c) (d)	3,498,648	331,475
Diageo PLC	1,819,532	67,243,309
Diploma PLC	100,639	4,731,861
Direct Line Insurance Group PLC (c)	1,207,848	2,976,100
Dowlais Group PLC	1,167,023	1,149,909
Drax Group PLC	324,046	2,052,486
DS Smith PLC	577,895	2,896,012
easyJet PLC	351,025	2,531,112
Endava PLC ADR (c)	57,154	2,174,138
EnQuest PLC (c)	11,263,423	2,006,221
Entain PLC	461,626	4,650,030
Firstgroup PLC (b)	833,734	1,899,999
Flutter Entertainment PLC (a) (c)	79,401	15,837,892
Flutter Entertainment PLC (a) (c)	25,276	4,991,757
Frasers Group PLC (c)	131,419	1,346,382
Future PLC	94,099	728,676
Security Description	Shares	Value
Games Workshop Group PLC	27,011	$ 3,425,813
Genuit Group PLC	176,793	984,902
Genus PLC	53,391	1,190,425
Global Ship Lease, Inc. Class A (b)	259,095	5,259,628
Grafton Group PLC CDI	183,400	2,321,897
Great Portland Estates PLC REIT	237,794	1,164,925
Greggs PLC	50,984	1,851,015
Gym Group PLC (b) (c) (e)	793,852	1,151,253
Halma PLC	319,744	9,564,745
Hammerson PLC REIT	3,414,833	1,284,646
Hargreaves Lansdown PLC	165,397	1,537,782
Hays PLC	1,166,735	1,392,078
Hiscox Ltd.	247,334	3,874,314
Howden Joinery Group PLC	500,898	5,737,862
HSBC Holdings PLC	16,310,231	127,538,128
IG Group Holdings PLC	304,537	2,808,356
IMI PLC	194,541	4,460,433
Immunocore Holdings PLC ADR (b) (c)	45,446	2,953,990
Impact Healthcare Reit PLC	306,761	326,288
Imperial Brands PLC	806,116	18,024,370
Inchcape PLC	349,725	3,198,560
Indivior PLC (c)	136,143	2,913,386
Informa PLC	1,003,113	10,532,820
IntegraFin Holdings PLC	176,787	620,847
InterContinental Hotels Group PLC	166,276	17,312,168
Intermediate Capital Group PLC	248,922	6,458,817
International Consolidated Airlines Group SA (b) (c)	570,509	1,273,829
International Distributions Services PLC (c)	382,250	1,107,238
Intertek Group PLC	141,449	8,907,469
Investec PLC	475,802	3,195,218
ITV PLC	3,063,814	2,860,198
J Sainsbury PLC	2,062,379	7,044,731
JD Sports Fashion PLC	2,018,220	3,429,099
John Wood Group PLC (c)	875,091	1,462,522
Johnson Matthey PLC	166,590	3,764,858
Jupiter Fund Management PLC	702,292	785,589
Just Eat Takeaway.com NV (c) (e)	26,792	397,514
Just Eat Takeaway.com NV (b) (c) (e)	49,706	739,051
Keller Group PLC	84,224	1,115,030
Kingfisher PLC	3,276,491	10,322,733
Lancashire Holdings Ltd.	166,636	1,303,013
Land Securities Group PLC REIT	1,032,451	8,584,532
Legal & General Group PLC	4,943,225	15,886,081
Lloyds Banking Group PLC	58,630,838	38,336,252
London Stock Exchange Group PLC	307,917	36,913,834

See accompanying notes to financial statements.
43

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
LondonMetric Property PLC REIT	761,801	$ 1,955,485
M&G PLC	2,134,498	5,945,572
Man Group PLC	2,305,822	7,788,906
Marks & Spencer Group PLC	2,525,310	8,456,949
Marshalls PLC	258,450	897,186
Melrose Industries PLC	1,167,023	9,921,647
Mobico Group PLC	530,978	466,848
Moneysupermarket.com Group PLC	696,752	1,934,618
National Grid PLC	3,300,436	44,444,477
NatWest Group PLC	3,482,604	11,680,405
NewRiver REIT PLC	998,927	1,020,873
Next PLC	178,229	20,785,642
Ninety One PLC	303,505	654,852
Nomad Foods Ltd.	122,833	2,402,613
Ocado Group PLC (c)	457,280	2,628,926
Oxford Nanopore Technologies PLC (b) (c)	906,230	1,390,926
Pearson PLC	997,435	13,129,301
Pennon Group PLC	231,980	1,897,490
Persimmon PLC	130,049	2,161,983
Petrofac Ltd. (b) (c)	249,500	86,423
Phoenix Group Holdings PLC	469,588	3,278,062
Playtech PLC (c)	408,747	2,382,437
Quilter PLC (e)	1,687,727	2,283,394
Reckitt Benckiser Group PLC	599,697	34,181,431
Redrow PLC	171,777	1,444,117
RELX PLC (a)	1,052,853	45,539,764
RELX PLC (a)	500,825	21,716,772
Rentokil Initial PLC	1,546,421	9,214,736
Rightmove PLC	852,570	5,919,241
Rolls-Royce Holdings PLC (c)	7,729,698	41,665,294
Rotork PLC	915,112	3,800,978
RS Group PLC	463,590	4,256,359
S4 Capital PLC (b) (c)	149,022	98,926
Sage Group PLC	938,046	14,996,004
Schroders PLC	562,247	2,674,833
Segro PLC REIT	846,652	9,666,440
Serco Group PLC	1,513,998	3,628,122
Severn Trent PLC	199,882	6,236,773
Shaftesbury Capital PLC REIT	1,503,597	2,740,861
Smith & Nephew PLC	799,965	10,020,670
Smiths Group PLC	476,869	9,888,474
Spectris PLC	103,565	4,326,498
Spirax-Sarco Engineering PLC	60,396	7,667,672
Spirent Communications PLC	848,263	2,143,136
SSE PLC	1,117,617	23,295,188
SSP Group PLC	545,452	1,510,380
St. James's Place PLC	437,263	2,565,770
Standard Chartered PLC	2,432,237	20,628,921
Subsea 7 SA	210,846	3,353,564
Supermarket Income Reit PLC (b)	2,085,471	2,044,350
Tate & Lyle PLC	652,629	5,090,877
Taylor Wimpey PLC	2,060,137	3,566,682
Security Description	Shares	Value
Telecom Plus PLC	51,514	$ 1,059,422
Tesco PLC	5,838,170	21,874,451
THG PLC (b) (c)	621,654	542,017
TP ICAP Group PLC	684,459	1,947,176
Trainline PLC (c) (e)	236,278	1,105,563
Travis Perkins PLC	119,491	1,101,007
Tritax Big Box REIT PLC	2,027,088	4,025,450
Trustpilot Group PLC (c) (e)	458,781	1,152,155
Unilever PLC (a)	2,113,568	106,144,442
Unilever PLC (a)	26,981	1,355,569
UNITE Group PLC REIT	225,689	2,788,294
United Utilities Group PLC	593,738	7,717,906
Vanquis Banking Group PLC	93,086	61,970
Victrex PLC	78,825	1,293,488
Virgin Money U.K. PLC CDI	622,763	1,669,854
Vistry Group PLC	307,402	4,776,404
Vodafone Group PLC	23,332,986	20,768,362
Weir Group PLC	97,388	2,487,573
WH Smith PLC	89,759	1,493,321
Whitbread PLC	231,263	9,681,618
Wickes Group PLC	133,534	261,633
Wise PLC Class A (c)	386,480	4,533,619
Workspace Group PLC REIT	197,872	1,281,054
WPP PLC	1,122,460	10,685,652
		1,827,980,506
UNITED STATES — 5.9%
Access Bio, Inc. KDR (c)	40,130	220,585
Accustem Sciences, Inc. (c)	11	4
Adaptimmune Therapeutics PLC ADR (b) (c)	237,320	374,966
Argonaut Gold, Inc. (c)	293,785	84,667
ARM Holdings PLC ADR (b) (c)	83,065	10,382,294
Bausch Health Cos., Inc. (b) (c)	282,569	2,996,390
Brookfield Renewable Corp. Class A (b)	158,471	3,892,537
Carnival PLC (b) (c)	268,769	3,970,715
Constellium SE (c)	67,911	1,501,512
CRH PLC	686,851	59,244,130
CSL Ltd.	398,869	74,923,155
CyberArk Software Ltd. (c)	51,100	13,573,693
Energy Fuels, Inc. (b) (c)	23,873	149,421
Experian PLC	934,258	40,764,154
Ferrovial SE	341,944	13,545,905
Fiverr International Ltd. (b) (c)	36,166	762,018
Flex Ltd. (c)	414,244	11,851,521
Globant SA (c)	33,355	6,734,375
GSK PLC	3,283,471	70,870,070
Haleon PLC	5,382,814	22,650,265
Hecla Mining Co. (b)	17,208	82,770
Holcim AG	513,505	46,555,810
ICON PLC (c)	57,078	19,175,354
Inmode Ltd. (b) (c)	46,095	996,113
International Game Technology PLC	108,780	2,457,340

See accompanying notes to financial statements.
44

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
James Hardie Industries PLC CDI (c)	352,483	$ 14,167,830
Mind Medicine MindMed, Inc. (c)	104	978
Monday.com Ltd. (c)	28,779	6,500,313
Nestle SA	2,199,631	233,834,427
Nordic American Tankers Ltd. (b)	330,607	1,295,979
PolyPeptide Group AG (b) (c) (e)	15,215	511,840
Qiagen NV (c)	188,822	8,082,676
REC Silicon ASA (c)	625,113	616,550
RHI Magnesita NV	1,275	56,888
Roche Holding AG	564,505	143,962,250
Roche Holding AG Bearer Shares (b)	21,690	5,851,749
Sanofi SA	949,416	93,267,582
Schneider Electric SE (a)	475,212	107,598,443
Schneider Electric SE (a)	2,000	452,367
Signify NV (e)	122,640	3,785,455
Sinch AB (c) (e)	517,845	1,300,594
Spotify Technology SA (c)	113,923	30,064,280
Stellantis NV (a) (b)	880,616	25,036,791
Stellantis NV (a)	900,043	25,608,561
Stratasys Ltd. (c)	37,956	441,049
Swiss Re AG	221,821	28,555,729
Tenaris SA	314,912	6,229,022
UroGen Pharma Ltd. (b) (c)	116,021	1,740,315
Waste Connections, Inc. (b)	216,374	37,234,076
Zymeworks, Inc. (c)	29,573	311,108
		1,184,266,616
ZAMBIA — 0.0% (f)
First Quantum Minerals Ltd.	525,623	5,655,327
TOTAL COMMON STOCKS (Cost $17,050,850,400)		19,835,129,699

RIGHTS — 0.0% (f)
CANADA — 0.0% (f)
Pan American Silver Corp. (expiring 02/22/29) (c)	32,412	14,521
SWEDEN — 0.0% (f)
Vimian Group AB (expiring 04/03/24) (b) (c)	86,729	8,690
SWITZERLAND — 0.0% (f)
Meyer Burger Technology AG (expiring 04/02/24) (b) (c)	408,498	38,097
TOTAL RIGHTS (Cost $60,054)		61,308
WARRANTS — 0.0% (f)
AUSTRALIA — 0.0%
PointsBet Holdings Ltd. (expiring 07/08/24) (c)	23,421	—
Security Description	Shares	Value
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (c) (d)	15,020	$ —
FRANCE — 0.0% (f)
Vantiva SA (expiring 09/22/24) (b) (c)	7,094	12
TOTAL WARRANTS (Cost $0)		12
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (g) (h)	395,533	395,652
State Street Navigator Securities Lending Portfolio II (i) (j)	693,766,147	693,766,147
TOTAL SHORT-TERM INVESTMENTS (Cost $694,161,799)		694,161,799
TOTAL INVESTMENTS — 102.5% (Cost $17,745,072,253)		20,529,352,818
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(500,335,642)
NET ASSETS — 100.0%		$20,029,017,176
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the security is $454,962, representing 0.00% of the Fund's net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.
45

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

See accompanying notes to financial statements.
46

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,020	06/21/2024	$120,276,775	$120,212,100	$(64,675)

During the period ended March 31, 2024, the average notional value related to futures contracts was $135,256,371.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,833,324,450	$1,350,287	$454,962	$19,835,129,699
Rights	14,521	46,787	—	61,308
Warrants	12	—	0(a)	12
Short-Term Investments	694,161,799	—	—	694,161,799
TOTAL INVESTMENTS	$20,527,500,782	$1,397,074	$454,962	$20,529,352,818
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$ (64,675)	$ —	$ —	$ (64,675)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (64,675)	$ —	$ —	$ (64,675)
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2024.
Sector Breakdown as of March 31, 2024

% of Net Assets
Financials	19.1%
Industrials	17.2
Consumer Discretionary	11.8
Information Technology	10.8
Health Care	10.3
Materials	7.7
Consumer Staples	7.6
Energy	5.0
Communication Services	4.0
Utilities	2.8
Real Estate	2.7
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,188,296	$ 33,194,933	$ 326,210,156	$ 359,017,956	$7,879	$640	395,533	$ 395,652	$ 914,077
State Street Navigator Securities Lending Portfolio II	471,383,254	471,383,254	1,414,788,336	1,192,405,443	—	—	693,766,147	693,766,147	2,304,548
Total		$504,578,187	$1,740,998,492	$1,551,423,399	$7,879	$640		$694,161,799	$3,218,625
See accompanying notes to financial statements.
47

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
BRAZIL — 6.1%
3R Petroleum Oleo E Gas SA (a)	181,959	$ 1,199,234
Afya Ltd. Class A (a)	18,564	344,919
Allos SA	666,518	3,185,087
Ambev SA ADR	5,284,699	13,106,054
Anima Holding SA (a)	130,343	127,595
Armac Locacao Logistica E Servicos SA	39,056	98,234
Auren Energia SA	125,631	298,670
Azul SA Preference Shares (a)	172,665	449,811
B3 SA - Brasil Bolsa Balcao	7,283,733	17,447,026
Banco Bradesco SA	1,062,877	2,705,208
Banco Bradesco SA ADR (b)	6,721,718	19,224,113
Banco BTG Pactual SA	1,001,519	7,288,977
Banco do Brasil SA	1,612,926	18,244,523
Banco Pan SA Preference Shares	684,101	1,301,084
Banco Santander Brasil SA	68,697	391,413
BB Seguridade Participacoes SA	957,469	6,220,474
Bradespar SA Preference Shares	697,076	2,867,376
Braskem SA Class A, ADR (a) (b)	222,606	2,344,041
BRF SA ADR (a) (b)	981,775	3,200,586
CCR SA	961,406	2,654,380
Centrais Eletricas Brasileiras SA ADR (b)	1,275,972	10,654,366
CI&T, Inc. Class A (a) (b)	32,855	135,691
Cia Brasileira de Aluminio	1,014	827
Cia Brasileira de Distribuicao ADR (a) (b)	427,525	269,341
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	583,833	9,879,165
Cia Energetica de Minas Gerais ADR (b)	3,755,227	9,275,411
Cia Siderurgica Nacional SA ADR (b)	1,148,270	3,594,085
Cielo SA	2,010,691	2,169,139
Cogna Educacao SA (a)	2,386,028	1,124,957
Cosan SA	1,486,460	4,810,790
Cosan SA ADR (b)	58,550	758,222
CVC Brasil Operadora e Agencia de Viagens SA (a)	170,865	98,992
Cyrela Brazil Realty SA Empreendimentos e Participacoes	834,242	4,156,585
Desktop SA (c)	45,309	137,768
Dexco SA	917,151	1,407,182
Diagnosticos da America SA (a)	119,824	146,741
Embraer SA (a)	1,292,711	8,602,492
Security Description	Shares	Value
Eneva SA (a)	1,701,034	$ 4,332,827
Engie Brasil Energia SA	150,803	1,212,919
Equatorial Energia SA	590,866	3,842,273
Gerdau SA ADR (b)	1,791,145	7,916,861
Grupo Casas Bahia SA (a)	62,690	84,913
Grupo De Moda Soma SA	198,758	302,174
Hapvida Participacoes e Investimentos SA (a) (c)	4,720,783	3,489,506
Hypera SA	253,403	1,667,062
Infracommerce CXAAS SA (a)	359,119	69,592
Inter & Co., Inc. BDR (a)	128,087	730,310
IRB-Brasil Resseguros SA (a)	35,380	263,996
Itau Unibanco Holding SA Preference Shares ADR	6,039,961	41,856,930
Itausa SA	737,763	1,541,689
Itausa SA Preference Shares	9,385,512	19,687,722
Kepler Weber SA	83,114	175,508
Klabin SA	561,452	2,833,311
Localiza Rent a Car SA	726,285	7,933,846
Lojas Renner SA	1,695,958	5,753,087
LWSA SA (c)	180,416	210,492
Magazine Luiza SA (a)	3,490,296	1,255,113
Marcopolo SA Preference Shares	815,511	1,228,427
Marfrig Global Foods SA (a)	466,707	961,283
Meliuz SA (a) (c)	159,259	244,351
Metalurgica Gerdau SA Preference Shares	2,278,359	4,683,664
Mills Locacao Servicos e Logistica SA	39,727	107,223
Minerva SA	50,351	67,898
MMX Mineracao e Metalicos SA (a) (d)	20,968	—
MRV Engenharia e Participacoes SA (a)	186,566	290,348
Natura & Co. Holding SA	1,094,585	3,909,896
Nexa Resources SA (a)	29,954	214,471
Nexpe Participacoes SA (a)	140	128
NU Holdings Ltd. Class A (a)	2,453,096	29,265,435
Odontoprev SA	29,241	71,035
Oi SA ADR (a)	911,621	729
Pagseguro Digital Ltd. Class A (a)	212,739	3,037,913
PDG Realty SA Empreendimentos e Participacoes (a)	734	48
Pet Center Comercio e Participacoes SA	165,847	144,127
Petroleo Brasileiro SA ADR (b) (e)	2,569,885	38,291,286
Petroleo Brasileiro SA ADR (e)	1,931,404	29,376,655
Petroreconcavo SA	22,900	107,739
Positivo Tecnologia SA	50,007	100,103
PRIO SA	673,002	6,553,149

See accompanying notes to financial statements.
48

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Qualicorp Consultoria e Corretora de Seguros SA	117,848	$ 48,029
Raia Drogasil SA	1,174,058	6,419,668
Rede D'Or Sao Luiz SA (c)	929,244	4,698,618
RNI Negocios Imobiliarios SA	62,497	46,571
Rossi Residencial SA (a)	113,416	90,632
Rumo SA	1,072,704	4,770,383
Sendas Distribuidora SA	759,187	2,231,052
Sitios Latinoamerica SAB de CV (a) (b)	1,034,067	352,118
StoneCo Ltd. Class A (a)	256,863	4,266,494
Suzano SA	365,090	4,666,512
Suzano SA ADR	346,655	4,430,251
T4F Entretenimento SA (a)	146,386	84,810
Telefonica Brasil SA	786,524	7,950,797
TIM SA ADR (b)	410,849	7,292,570
TOTVS SA	379,088	2,149,318
Ultrapar Participacoes SA	1,036,047	5,892,711
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (b)	1,454,799	2,839,768
Vale SA	187,481	2,278,365
Vale SA ADR	3,819,729	46,562,496
Vasta Platform Ltd. (a) (b)	13,517	53,662
Vibra Energia SA	915,024	4,571,875
VTEX Class A (a)	139,667	1,141,079
WEG SA	1,881,686	14,360,141
XP, Inc. BDR	50,544	1,293,501
XP, Inc. Class A	293,738	7,537,317
YDUQS Participacoes SA	456,215	1,650,579
Zenvia, Inc. Class A (a)	333	886
		521,416,801
CAYMAN ISLANDS — 0.0% (f)
Gracell Biotechnologies, Inc. ADR (a) (b)	1,110	55
CHILE — 0.5%
AntarChile SA	315,605	2,481,691
Banco de Chile	19,112,713	2,123,960
Banco Santander Chile	7,470,696	371,688
CAP SA	9,848	67,557
Cencosud SA	134,858	233,735
Cia Sud Americana de Vapores SA	3,128,997	235,109
Empresas Copec SA	792,219	5,685,303
Empresas Iansa SA	3,123,176	93,646
Enel Americas SA	41,538,523	4,044,802
Enel Chile SA ADR (b)	1,785,968	5,447,202
Enjoy SA (a)	7,973,135	4,446
Falabella SA (a)	2,038,434	5,347,291
Latam Airlines Group SA (a)	135,684,556	1,689,054
Multiexport Foods SA	2,678,766	682,766
Parque Arauco SA	3,526,846	5,196,871
Security Description	Shares	Value
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	172,843	$ 8,405,226
		42,110,347
CHINA — 26.5%
111, Inc. ADR (a) (b)	55,425	64,293
17 Education & Technology Group, Inc. ADR (a) (b)	19,577	56,773
360 Security Technology, Inc. Class A (a)	188,500	229,770
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	481,230	1,169,205
3peak, Inc. Class A	17,445	237,128
3SBio, Inc. (c)	1,153,000	880,979
9F, Inc. ADR (a)	37	130
AAC Technologies Holdings, Inc.	1,191,132	3,995,070
Accelink Technologies Co. Ltd. Class A	40,800	216,464
ACM Research Shanghai, Inc. Class A	23,792	277,263
Acrobiosystems Co. Ltd. Class A	32,850	184,873
Addsino Co. Ltd. Class A	463,500	478,158
Advanced Fiber Resources Zhuhai Ltd. Class A	38,700	263,956
Advanced Micro-Fabrication Equipment, Inc. China Class A	71,293	1,465,648
Advanced Technology & Materials Co. Ltd. Class A	227,500	275,429
AECC Aero Science & Technology Co. Ltd. Class A (a)	169,300	403,173
AECC Aviation Power Co. Ltd. Class A	222,400	1,028,314
Agile Group Holdings Ltd. (a) (b)	3,947,626	317,769
Agora, Inc. ADR (a) (b)	68,526	172,000
Agricultural Bank of China Ltd. Class A	10,972,200	6,301,867
Agricultural Bank of China Ltd. Class H	34,433,216	14,518,666
Aier Eye Hospital Group Co. Ltd. Class A	655,717	1,161,440
AIM Vaccine Co. Ltd. (a) (b)	42,000	43,629
AIMA Technology Group Co. Ltd. Class A	41,000	175,342
Air China Ltd. Class H (a)	4,053,443	1,968,080
Airtac International Group	82,669	2,867,267
AK Medical Holdings Ltd. (b) (c)	334,000	209,965
Akeso, Inc. (a) (b) (c)	367,000	2,187,524
Alibaba Group Holding Ltd.	15,858,500	142,345,460
Alibaba Health Information Technology Ltd. (a) (b)	3,994,000	1,622,820

See accompanying notes to financial statements.
49

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
All Winner Technology Co. Ltd. Class A	61,940	$ 159,619
Allied Machinery Co. Ltd. Class A	31,200	72,796
Alpha Group Class A (a)	702,200	723,439
Alphamab Oncology (a) (b) (c)	228,000	131,968
Aluminum Corp. of China Ltd. Class H	8,849,495	5,619,660
Amlogic Shanghai Co. Ltd. Class A	41,416	275,236
An Hui Wenergy Co. Ltd. Class A	435,000	480,511
Andon Health Co. Ltd. Class A	27,500	166,771
ANE Cayman, Inc. (a)	330,000	208,715
Angang Steel Co. Ltd. Class H	4,895,231	813,115
Angelalign Technology, Inc. (b) (c)	19,000	182,560
Anhui Conch Cement Co. Ltd. Class A	205,200	628,002
Anhui Conch Cement Co. Ltd. Class H	1,991,010	4,141,551
Anhui Construction Engineering Group Co. Ltd. Class A	694,900	462,284
Anhui Estone Materials Technology Co. Ltd. Class A	28,094	81,375
Anhui Genuine New Materials Co. Ltd. Class A (a)	379,660	317,412
Anhui Guangxin Agrochemical Co. Ltd. Class A	771,264	1,549,879
Anhui Gujing Distillery Co. Ltd. Class A	7,700	278,330
Anhui Gujing Distillery Co. Ltd. Class B	212,600	2,990,789
Anhui Guofeng New Materials Co. Ltd. Class A	483,000	272,088
Anhui Honglu Steel Construction Group Co. Ltd. Class A	152,940	318,291
Anhui Huaheng Biotechnology Co. Ltd. Class A	19,419	300,363
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	760,500	476,596
Anhui Jinhe Industrial Co. Ltd. Class A	204,800	515,639
Anhui Kouzi Distillery Co. Ltd. Class A	16,300	90,700
Anhui Ronds Science & Technology, Inc. Co. Class A	37,321	153,439
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	1,153,640	1,574,648
Security Description	Shares	Value
Anhui Xinbo Aluminum Co. Ltd. Class A	82,300	$ 341,991
Anhui Yingjia Distillery Co. Ltd. Class A	11,900	106,865
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	27,506	504,666
Anjoy Foods Group Co. Ltd. Class A	14,500	165,682
Anker Innovations Technology Co. Ltd. Class A	5,900	62,207
ANTA Sports Products Ltd.	1,400,306	14,886,118
Aoshikang Technology Co. Ltd. Class A	60,300	229,559
Aotecar New Energy Technology Co. Ltd. Class A (a)	272,593	110,758
Apeloa Pharmaceutical Co. Ltd. Class A	411,500	705,633
APT Medical, Inc. Class A	4,685	271,960
Archermind Technology Nanjing Co. Ltd. Class A (a)	10,500	57,284
Arcsoft Corp. Ltd. Class A	71,379	314,601
Ascentage Pharma Group International (a) (b) (c)	134,400	304,984
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	51,100	135,978
Assure Tech Hangzhou Co. Ltd. Class A	43,399	203,354
Asymchem Laboratories Tianjin Co. Ltd. Class A	25,760	316,838
ATRenew, Inc. ADR (a)	163,430	287,637
Autel Intelligent Technology Corp. Ltd. Class A (a)	76,090	200,695
Autohome, Inc. ADR	64,284	1,685,526
Avary Holding Shenzhen Co. Ltd. Class A	200,300	651,629
AVIC Chengdu UAS Co. Ltd. Class A	57,793	309,645
AVIC Industry-Finance Holdings Co. Ltd. Class A	377,400	155,942
AviChina Industry & Technology Co. Ltd. Class H	4,599,000	1,809,878
Bafang Electric Suzhou Co. Ltd. Class A	26,119	132,890
Baidu, Inc. Class A (a)	2,398,559	31,474,297
BAIOO Family Interactive Ltd. (c)	74,000	2,175
Bank of China Ltd. Class A	3,583,000	2,161,526
Bank of China Ltd. Class H	88,358,074	36,465,649
Bank of Communications Co. Ltd. Class A	1,705,400	1,468,066
Bank of Communications Co. Ltd. Class H	26,993,841	17,728,133

See accompanying notes to financial statements.
50

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Bank of Ningbo Co. Ltd. Class A	470,190	$ 1,348,322
Baoshan Iron & Steel Co. Ltd. Class A	1,167,600	1,040,490
Baozun, Inc. Class A (a) (b)	68,964	52,694
BBMG Corp. Class H (b)	1,988,000	157,486
BeiGene Ltd. (a)	869,553	10,566,028
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	167,606	246,547
Beijing Baination Pictures Co. Ltd. Class A (a)	216,500	168,181
Beijing BDStar Navigation Co. Ltd. Class A (a)	215,800	959,455
Beijing Capital International Airport Co. Ltd. Class H (a)	5,069,490	1,535,139
Beijing Career International Co. Ltd. Class A	30,600	82,860
Beijing Certificate Authority Co. Ltd. Class A	21,150	63,476
Beijing Changjiu Logistics Corp. Class A (a)	140,900	182,811
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A	44,449	111,116
Beijing Compass Technology Development Co. Ltd. Class A (a)	26,600	160,324
Beijing CTJ Information Technology Co. Ltd. Class A	22,110	187,772
Beijing Dabeinong Technology Group Co. Ltd. Class A	670,900	454,634
Beijing Deep Glint Technology Co. Ltd. Class A (a)	92,104	185,720
Beijing Easpring Material Technology Co. Ltd. Class A	36,000	188,618
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	26,500	90,920
Beijing Enterprises Holdings Ltd.	1,159,000	3,361,588
Beijing Enterprises Water Group Ltd. (b)	9,210,000	2,047,595
Beijing GeoEnviron Engineering & Technology, Inc. Class A	1,452,948	1,170,699
Beijing Haitian Ruisheng Science Technology Ltd. Class A	9,690	99,297
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	18,722	269,443
Security Description	Shares	Value
Beijing Huaru Technology Co. Ltd. Class A (a)	26,300	$ 74,621
Beijing Infosec Technologies Co. Ltd. Class A	32,102	60,929
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	98,700	145,595
Beijing Jingyuntong Technology Co. Ltd. Class A (a)	234,400	120,099
Beijing Kingsoft Office Software, Inc. Class A	36,424	1,499,974
Beijing Oriental Jicheng Co. Ltd. Class A	103,500	349,400
Beijing Seeyon Internet Software Corp. Class A	26,511	82,815
Beijing Shiji Information Technology Co. Ltd. Class A	508,046	496,122
Beijing Shougang Co. Ltd. Class A (a)	133,800	58,051
Beijing Shunxin Agriculture Co. Ltd. Class A (a)	26,900	66,431
Beijing SL Pharmaceutical Co. Ltd. Class A	441,450	532,021
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	52,633	446,413
Beijing Tianyishangjia New Material Corp. Ltd. Class A	43,103	61,623
Beijing Tieke Shougang Railway-Tech Co. Ltd. Class A	49,622	158,905
Beijing Tongtech Co. Ltd. Class A	29,600	51,084
Beijing Ultrapower Software Co. Ltd. Class A	98,300	128,758
Beijing United Information Technology Co. Ltd. Class A	74,045	239,562
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	49,344	471,936
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	11,100	51,981
Beijing Zhidemai Technology Co. Ltd. Class A	34,400	103,479
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	520,200	357,528
Beken Corp. Class A (a)	25,764	85,130
Bengang Steel Plates Co. Ltd. Class A (a)	409,700	186,217
BEST, Inc. ADR (a)	222	488
Bestechnic Shanghai Co. Ltd. Class A (a)	18,867	264,773
Bethel Automotive Safety Systems Co. Ltd. Class A	36,500	274,791

See accompanying notes to financial statements.
51

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
BGI Genomics Co. Ltd. Class A	20,100	$ 113,977
Biem.L.Fdlkk Garment Co. Ltd. Class A	273,363	1,071,931
Bilibili, Inc. Class Z (a) (b)	245,196	2,766,364
Bio-Thera Solutions Ltd. Class A (a)	162,380	827,511
Bit Digital, Inc. (a) (b)	37,836	108,589
BIT Mining Ltd. ADR (a)	111	325
Bloomage Biotechnology Corp. Ltd. Class A	9,972	77,107
Blue Sail Medical Co. Ltd. Class A	194,600	151,169
Bluefocus Intelligent Communications Group Co. Ltd. Class A (a)	92,900	92,255
BMC Medical Co. Ltd. Class A	7,300	88,048
BOE Technology Group Co. Ltd. Class A	1,661,500	922,242
BOE Technology Group Co. Ltd. Class B	1,388,300	439,916
Bosideng International Holdings Ltd.	4,490,000	2,243,150
Brii Biosciences Ltd. (a) (b)	261,000	30,347
Brilliance China Automotive Holdings Ltd.	404,000	278,747
Broadex Technologies Co. Ltd. Class A	52,800	193,589
B-Soft Co. Ltd. Class A	405,019	254,378
BYD Co. Ltd. Class A	204,800	5,877,944
BYD Co. Ltd. Class H (b)	1,015,122	26,148,330
BYD Electronic International Co. Ltd.	1,078,000	3,973,743
C*Core Technology Co. Ltd. Class A	81,184	230,680
Cabbeen Fashion Ltd.	37,000	4,208
Caina Technology Co. Ltd. Class A	30,740	111,141
Caitong Securities Co. Ltd. Class A	260,340	264,629
CALB Group Co. Ltd. (a) (c)	98,800	183,046
Cambricon Technologies Corp. Ltd. Class A (a)	37,334	918,695
Canaan, Inc. ADR (a) (b)	141,565	215,179
Canggang Railway Ltd. (b)	864,000	101,563
Canmax Technologies Co. Ltd. Class A	41,080	111,464
CanSino Biologics, Inc. Class A (a)	12,371	83,730
CanSino Biologics, Inc. Class H (a) (b) (c)	34,400	69,974
CARsgen Therapeutics Holdings Ltd. (a) (b) (c)	163,500	126,180
Castech, Inc. Class A	40,800	153,188
CECEP Wind-Power Corp. Class A	1,133,680	454,384
Security Description	Shares	Value
Central China Land Media Co. Ltd. Class A	81,100	$ 145,659
Central China Securities Co. Ltd. Class A	743,800	369,831
CETC Chips Technology, Inc. Class A (a)	249,900	423,017
CETC Cyberspace Security Technology Co. Ltd. Class A	27,100	72,748
CETC Digital Technology Co. Ltd. Class A	244,590	660,289
CETC Potevio Science&Technology Co. Ltd. Class A	481,581	1,591,252
CGN New Energy Holdings Co. Ltd.	364,000	96,274
CGN Nuclear Technology Development Co. Ltd. Class A	443,600	404,472
CGN Power Co. Ltd. Class H (c)	16,305,000	4,833,302
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	11,925	199,380
Changchun UP Optotech Co. Ltd. Class A	65,403	269,795
Changjiang Securities Co. Ltd. Class A	689,700	483,523
Changzhou Almaden Stock Co. Ltd. Class A	60,300	178,315
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	27,200	529,659
Cheetah Mobile, Inc. ADR (a)	74	223
Chengdu ALD Aviation Manufacturing Corp. Class A	206,900	414,632
Chengdu Bright Eye Hospital Co. Ltd. Class A	6,400	48,209
Chengdu Guoguang Electric Co. Ltd. Class A (a)	14,561	120,332
Chengdu Hongqi Chain Co. Ltd. Class A	1,413,486	924,750
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	20,800	91,389
Chengdu Jiafaantai Education Technology Co. Ltd. Class A	61,000	110,399
Chengdu KSW Technologies Co. Ltd. Class A	21,204	118,923
Chengdu M&S Electronics Technology Co. Ltd. Class A (a)	84,256	341,415

See accompanying notes to financial statements.
52

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Chengdu Olymvax Biopharmaceuticals, Inc. Class A (a)	136,406	$ 163,453
Chengdu RML Technology Co. Ltd. Class A	61,480	407,896
Chengtun Mining Group Co. Ltd. Class A (a)	131,000	75,781
Chengxin Lithium Group Co. Ltd. Class A	40,500	107,213
China Aerospace International Holdings Ltd.	74,000	2,837
China Baoan Group Co. Ltd. Class A	482,600	698,601
China Cinda Asset Management Co. Ltd. Class H	16,236,000	1,348,427
China CITIC Bank Corp. Ltd. Class H	11,323,208	6,033,103
China Coal Energy Co. Ltd. Class H	4,634,750	4,512,492
China Communications Services Corp. Ltd. Class H	152,000	70,888
China Conch Environment Protection Holdings Ltd. (a) (b)	2,230,200	239,364
China Conch Venture Holdings Ltd.	2,342,200	1,628,014
China Construction Bank Corp. Class H	102,202,351	61,636,514
China CSSC Holdings Ltd. Class A	258,000	1,229,519
China Datang Corp. Renewable Power Co. Ltd. Class H	2,164,000	445,162
China Dili Group (a) (b) (d)	2,637,100	111,192
China Education Group Holdings Ltd.	478,025	255,917
China Everbright Bank Co. Ltd. Class A	923,300	396,768
China Everbright Environment Group Ltd. (b)	4,968,111	1,929,746
China Feihe Ltd. (c)	2,663,000	1,252,144
China Galaxy Securities Co. Ltd. Class A	250,700	408,142
China Galaxy Securities Co. Ltd. Class H	4,673,400	2,292,975
China Gas Holdings Ltd.	3,665,600	3,306,625
China Great Wall Securities Co. Ltd. Class A	211,800	214,414
China Greatwall Technology Group Co. Ltd. Class A	259,100	352,228
China Green Electricity Investment of Tianjin Co. Ltd. Class A	150,800	193,163
China Hanking Holdings Ltd.	37,000	4,349
China Harmony Auto Holding Ltd.	7,000	528
Security Description	Shares	Value
China High Speed Railway Technology Co. Ltd. Class A (a)	1,181,400	$ 392,151
China Hongqiao Group Ltd. (b)	1,487,000	1,671,971
China Huarong Energy Co. Ltd. (a)	100,000	345
China International Capital Corp. Ltd. Class A	66,500	293,463
China International Capital Corp. Ltd. Class H (c)	943,200	1,118,374
China International Marine Containers Group Co. Ltd. Class H	254,660	217,356
China Jinmao Holdings Group Ltd.	984,333	70,431
China Jushi Co. Ltd. Class A	168,700	243,277
China Kings Resources Group Co. Ltd. Class A	18,855	78,636
China Leadshine Technology Co. Ltd. Class A	52,700	135,372
China Lesso Group Holdings Ltd.	2,256,000	1,069,420
China Life Insurance Co. Ltd. Class H	9,576,490	11,489,659
China Literature Ltd. (a) (b) (c)	358,600	1,198,166
China Longyuan Power Group Corp. Ltd. Class H	4,482,000	3,138,250
China Medical System Holdings Ltd.	2,342,000	2,459,767
China Meidong Auto Holdings Ltd.	152,000	58,652
China Mengniu Dairy Co. Ltd.	3,936,085	8,449,071
China Merchants Bank Co. Ltd. Class A	1,484,162	6,578,196
China Merchants Bank Co. Ltd. Class H	3,838,899	15,181,075
China Merchants Energy Shipping Co. Ltd. Class A	448,900	476,698
China Merchants Port Holdings Co. Ltd.	2,803,081	3,363,074
China Merchants Securities Co. Ltd. Class A	676,741	1,290,025
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	253,157	336,827
China Minsheng Banking Corp. Ltd. Class H (b)	11,573,879	4,007,591
China National Accord Medicines Corp. Ltd. Class B	614,954	1,173,107
China National Building Material Co. Ltd. Class H (b)	4,857,400	1,669,519
China National Gold Group Gold Jewellery Co. Ltd. Class A	159,100	237,760

See accompanying notes to financial statements.
53

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
China National Software & Service Co. Ltd. Class A	50,310	$ 212,940
China Nonferrous Mining Corp. Ltd.	242,000	202,222
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	272,500	716,493
China Oilfield Services Ltd. Class H	3,882,422	4,464,578
China Overseas Land & Investment Ltd.	4,623,494	6,651,872
China Overseas Property Holdings Ltd.	62,066	34,338
China Pacific Insurance Group Co. Ltd. Class A	447,838	1,395,253
China Pacific Insurance Group Co. Ltd. Class H	3,173,933	5,555,888
China Petroleum & Chemical Corp. Class H	31,893,492	18,093,402
China Power International Development Ltd. (b)	7,480,511	3,068,114
China Publishing & Media Co. Ltd. Class A	177,900	201,168
China Railway Group Ltd. Class H	9,354,487	4,625,579
China Rare Earth Holdings Ltd. (a)	3,385,200	140,573
China Rare Earth Resources & Technology Co. Ltd. Class A	37,900	140,943
China Resources Beer Holdings Co. Ltd.	1,056,930	4,868,405
China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	19,825	75,855
China Resources Building Materials Technology Holdings Ltd.	738,000	112,212
China Resources Gas Group Ltd.	673,100	2,145,781
China Resources Land Ltd.	3,536,820	11,184,674
China Resources Microelectronics Ltd. Class A	34,472	186,499
China Resources Mixc Lifestyle Services Ltd. (c)	405,400	1,282,018
China Resources Power Holdings Co. Ltd.	3,101,155	7,235,348
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	24,600	178,662
China Science Publishing & Media Ltd. Class A	70,302	245,850
China Shenhua Energy Co. Ltd. Class A	394,400	2,099,005
China Shenhua Energy Co. Ltd. Class H	4,502,088	17,688,634
China Shuifa Singyes Energy Holdings Ltd. (a)	9,600	429
Security Description	Shares	Value
China South City Holdings Ltd. (b)	4,014,000	$ 73,341
China Southern Airlines Co. Ltd. Class H (a) (b)	3,868,387	1,388,901
China Southern Power Grid Energy Storage Co. Ltd. Class A	233,500	301,668
China Southern Power Grid Technology Co. Ltd. Class A	24,450	93,518
China State Construction Engineering Corp. Ltd. Class A	1,961,200	1,410,041
China State Construction International Holdings Ltd.	700,000	763,820
China Suntien Green Energy Corp. Ltd. Class A	285,700	314,410
China Taiping Insurance Holdings Co. Ltd.	1,867,835	1,634,799
China Testing & Certification International Group Co. Ltd. Class A	1,748,605	1,775,001
China Three Gorges Renewables Group Co. Ltd. Class A	1,219,200	785,887
China Tianying, Inc. Class A (a)	943,300	553,476
China Tourism Group Duty Free Corp. Ltd. Class A	231,900	2,752,623
China Tower Corp. Ltd. Class H (c)	46,988,000	5,403,369
China TransInfo Technology Co. Ltd. Class A (a)	483,100	707,975
China Travel International Investment Hong Kong Ltd. (b)	12,692,000	2,124,401
China United Network Communications Ltd. Class A	835,400	530,438
China Vanke Co. Ltd. Class A	730,200	929,294
China Vanke Co. Ltd. Class H (b)	1,861,000	1,288,786
China Wafer Level CSP Co. Ltd. Class A	33,900	83,345
China World Trade Center Co. Ltd. Class A	203,200	615,444
China Yangtze Power Co. Ltd. Class A	2,126,800	7,279,348
China Yongda Automobiles Services Holdings Ltd. (b)	1,290,500	359,459
China Zhenhua Group Science & Technology Co. Ltd. Class A	212,407	1,597,061
ChinaCache International Holdings Ltd. ADR (a) (b) (d)	18,355	—
Chinasoft International Ltd.	1,074,000	647,711

See accompanying notes to financial statements.
54

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Chinese Universe Publishing & Media Group Co. Ltd. Class A	280,100	$ 593,733
Chipsea Technologies Shenzhen Corp. Ltd. Class A (a)	87,798	362,661
Chongqing Brewery Co. Ltd. Class A	27,511	244,781
Chongqing Changan Automobile Co. Ltd. Class A	251,052	593,709
Chongqing Changan Automobile Co. Ltd. Class B	3,352,910	1,807,880
Chongqing Department Store Co. Ltd. Class A	24,800	91,816
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	89,642	164,828
Chongqing Gas Group Corp. Ltd. Class A	220,200	182,580
Chongqing Iron & Steel Co. Ltd. Class A (a)	1,004,300	177,057
Chongqing Millison Technologies, Inc. Class A (a)	73,600	294,789
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	194,900	190,057
Chongqing Zhifei Biological Products Co. Ltd. Class A	297,800	1,856,841
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	86,710	67,119
Chow Tai Seng Jewellery Co. Ltd. Class A	272,643	692,460
CIG Shanghai Co. Ltd. Class A (a)	28,700	157,565
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A (a)	50,279	450,409
CITIC Ltd.	6,653,961	6,393,421
Citic Pacific Special Steel Group Co. Ltd. Class A	237,450	483,050
CITIC Press Corp. Class A	44,200	183,548
CITIC Resources Holdings Ltd.	3,390,000	177,590
CITIC Securities Co. Ltd. Class A	1,001,170	2,662,745
CITIC Securities Co. Ltd. Class H	2,582,225	4,256,170
CITIC Telecom International Holdings Ltd.	2,309,000	746,414
Client Service International, Inc. Class A	35,950	56,398
Cloopen Group Holding Ltd. ADR (a)	17,784	—
Security Description	Shares	Value
CMOC Group Ltd. Class A	2,610,700	$ 2,937,775
CMOC Group Ltd. Class H	1,092,000	927,854
CMST Development Co. Ltd. Class A	436,500	286,174
CNGR Advanced Material Co. Ltd. Class A	48,600	347,678
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,077,728	1,170,446
CNPC Capital Co. Ltd. Class A	182,400	141,189
COFCO Biotechnology Co. Ltd. Class A	225,000	174,784
COL Group Co. Ltd. Class A (a)	87,100	340,823
Colorlight Cloud Tech Ltd. Class A	24,200	415,644
Connect Biopharma Holdings Ltd. ADR (a)	111	193
Contemporary Amperex Technology Co. Ltd. Class A	423,827	11,020,062
CooTek Cayman, Inc. ADR (a)	225	27
COSCO SHIPPING Development Co. Ltd. Class H	12,379,709	1,233,787
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	2,860,000	2,963,617
COSCO SHIPPING Holdings Co. Ltd. Class A	540,200	772,310
COSCO SHIPPING Holdings Co. Ltd. Class H	5,767,562	6,064,951
COSCO SHIPPING Ports Ltd. (b)	3,936,373	2,162,718
Country Garden Holdings Co. Ltd. (a) (b)	9,838,587	609,691
Country Garden Services Holdings Co. Ltd. (b)	2,009,000	1,286,035
CQ Pharmaceutical Holding Co. Ltd. Class A	958,100	666,410
CRRC Corp. Ltd. Class A	323,100	294,601
Crystal Clear Electronic Material Co. Ltd. Class A	51,358	56,590
CSC Financial Co. Ltd. Class A	255,600	773,095
CSG Holding Co. Ltd. Class B	1,177,845	355,169
CSPC Pharmaceutical Group Ltd.	9,648,960	7,582,123
CTS International Logistics Corp. Ltd. Class A	503,490	456,306
Cubic Sensor & Instrument Co. Ltd. Class A	27,178	209,027
Daan Gene Co. Ltd. Class A	498,419	567,041
Dada Nexus Ltd. ADR (a) (b)	68,567	140,562
Dajin Heavy Industry Co. Ltd. Class A	59,100	176,232

See accompanying notes to financial statements.
55

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	673,200	$ 425,595
Daqo New Energy Corp. ADR (a) (b)	71,071	2,000,649
Dareway Software Co. Ltd. Class A	65,693	87,314
DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,867	153,714
Datang International Power Generation Co. Ltd. Class H (b)	12,654,000	2,215,050
Dazhong Transportation Group Co. Ltd. Class B	2,124,750	410,077
Delixi New Energy Technology Co. Ltd. Class A (a)	149,600	433,940
Deppon Logistics Co. Ltd. Class A (a)	215,300	451,927
DHC Software Co. Ltd. Class A	201,300	155,264
DiDi Global, Inc. ADR (a)	117,017	448,175
Digital China Group Co. Ltd. Class A	263,100	1,126,629
Digital China Information Service Group Co. Ltd. Class A	219,300	348,867
DingDong Cayman Ltd. ADR (a) (b)	122,414	149,345
Do-Fluoride New Materials Co. Ltd. Class A	283,200	557,787
Dongfang Electric Corp. Ltd. Class A	286,700	610,092
Dongfang Electric Corp. Ltd. Class H (b)	416,800	435,628
Dongfang Electronics Co. Ltd. Class A	234,000	291,356
Dongfeng Motor Group Co. Ltd. Class H	1,094,714	457,387
Dongguan Aohai Technology Co. Ltd. Class A	32,200	138,018
Dongguan Dingtong Precision Metal Co. Ltd. Class A	21,459	168,943
Dongguan Yiheda Automation Co. Ltd. Class A	61,080	214,694
Dongguan Yutong Optical Technology Co. Ltd. Class A (a)	141,350	233,623
Donghua Testing Technology Co. Ltd. Class A	80,800	521,944
Dongjiang Environmental Co. Ltd. Class A (a)	480,200	303,581
Dongyue Group Ltd.	1,761,000	1,651,546
Dosilicon Co. Ltd. Class A	61,463	195,384
Double Medical Technology, Inc. Class A (a)	204,900	832,537
DouYu International Holdings Ltd. ADR (a)	10,360	68,271
Security Description	Shares	Value
Eaglerise Electric & Electronic China Co. Ltd. Class A	52,070	$ 102,054
East Buy Holding Ltd. (a) (b) (c)	351,500	934,166
East Group Co. Ltd. Class A	232,500	189,897
East Money Information Co. Ltd. Class A	911,188	1,616,454
Eastern Communications Co. Ltd. Class B	621,600	215,074
Easy Click Worldwide Network Technology Co. Ltd. Class A	41,700	101,200
Ebang International Holdings, Inc. Class A (a) (b)	7,218	70,015
Ecovacs Robotics Co. Ltd. Class A	14,900	72,998
EGing Photovoltaic Technology Co. Ltd. Class A (a)	250,900	145,486
EHang Holdings Ltd. ADR (a) (b)	35,355	727,252
Electric Connector Technology Co. Ltd. Class A	30,200	163,262
Emeren Group Ltd. ADR (a) (b)	37,841	73,033
Empyrean Technology Co. Ltd. Class A	8,900	98,189
Eoptolink Technology, Inc. Ltd. Class A	70,518	660,171
Espressif Systems Shanghai Co. Ltd. Class A (a)	24,221	305,415
ESR Group Ltd. (b) (c)	1,290,200	1,379,805
Essex Bio-technology Ltd.	37,000	11,110
Eve Energy Co. Ltd. Class A	210,499	1,138,545
Everbright Securities Co. Ltd. Class A	221,700	496,507
Everest Medicines Ltd. (a) (b) (c)	171,500	514,952
Fang Holdings Ltd. ADR (a)	50	300
Fanhua, Inc. ADR (a) (b)	67,182	319,115
Fanli Digital Technology Co. Ltd. Class A (a)	198,200	176,623
Far East Horizon Ltd. (b)	4,210,000	3,119,933
FAW Jiefang Group Co. Ltd. Class A (a)	446,700	554,960
Ferrotec Anhui Technology Development Co. Ltd. Class A	56,200	184,072
Fiberhome Telecommunication Technologies Co. Ltd. Class A	30,400	74,698
Fibocom Wireless, Inc. Class A	76,168	162,609
Ficont Industry Beijing Co. Ltd. Class A	22,500	116,244

See accompanying notes to financial statements.
56

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
FinVolution Group ADR	47,536	$ 239,581
First Capital Securities Co. Ltd. Class A	430,100	316,930
First Tractor Co. Ltd. Class A	238,600	509,051
Flat Glass Group Co. Ltd. Class A	264,200	1,049,100
Flat Glass Group Co. Ltd. Class H (b)	196,000	476,323
Focus Lightings Tech Co. Ltd. Class A	334,800	402,107
Focus Media Information Technology Co. Ltd. Class A	523,300	468,493
Focus Technology Co. Ltd. Class A	53,715	257,685
Focuslight Technologies, Inc. Class A	27,501	309,426
Foryou Corp. Class A	52,700	184,222
Foshan Golden Milky Way Intelligent Equipment Co. Ltd. Class A	38,500	209,458
Foshan Haitian Flavouring & Food Co. Ltd. Class A	458,075	2,497,191
Foxconn Industrial Internet Co. Ltd. Class A	1,112,200	3,592,239
Fujian Apex Software Co. Ltd. Class A	13,400	67,882
Fujian Boss Software Development Co. Ltd. Class A	50,652	91,392
Fujian Foxit Software Development JSC Ltd. Class A	11,027	102,351
Fujian Funeng Co. Ltd. Class A	59,670	84,158
Fujian Mindong Electric Power Ltd. Co. Class A (a)	231,000	312,756
Fujian Nebula Electronics Co. Ltd. Class A	28,500	94,210
Fujian Star-net Communication Co. Ltd. Class A	255,700	566,665
Fujian Sunner Development Co. Ltd. Class A	212,700	454,965
Fujian Yongfu Power Engineering Co. Ltd. Class A	23,200	76,594
Fulin Precision Co. Ltd. Class A	269,140	278,022
Full Truck Alliance Co. Ltd. ADR (a) (b)	694,871	5,051,712
Fuyao Glass Industry Group Co. Ltd. Class A	479,217	2,834,881
Fuyao Glass Industry Group Co. Ltd. Class H (c)	172,000	865,884
Ganfeng Lithium Group Co. Ltd. Class A	257,320	1,273,416
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	155,400	475,545
Security Description	Shares	Value
Gaona Aero Material Co. Ltd. Class A	67,340	$ 140,052
Gaotu Techedu, Inc. ADR (a) (b)	219,400	1,437,070
G-bits Network Technology Xiamen Co. Ltd. Class A	14,600	395,888
GCL Energy Technology Co. Ltd. Class A	66,300	96,157
GCL System Integration Technology Co. Ltd. Class A (a)	654,600	226,302
GCL Technology Holdings Ltd.	18,485,000	3,023,184
GD Power Development Co. Ltd. Class A	673,800	464,952
GDS Holdings Ltd. Class A (a) (b)	1,024,400	833,766
Geely Automobile Holdings Ltd.	5,485,489	6,476,234
GEM Co. Ltd. Class A	164,100	133,804
Gemac Engineering Machinery Co. Ltd. Class A	130,000	155,239
Gemdale Corp. Class A	202,500	107,380
GemPharmatech Co. Ltd. Class A	160,158	289,195
Genertec Universal Medical Group Co. Ltd. (c)	1,158,100	631,843
Genetron Holdings Ltd. ADR (a)	197	793
Genimous Technology Co. Ltd. Class A (a)	748,600	742,372
Genscript Biotech Corp. (a) (b)	692,000	1,282,063
Getein Biotech, Inc. Class A	455,478	570,884
GF Securities Co. Ltd. Class H	2,800,200	2,894,495
Giant Biogene Holding Co. Ltd. (a) (c)	289,000	1,571,204
Giant Network Group Co. Ltd. Class A	465,900	785,441
Giantec Semiconductor Corp. Class A	38,541	291,483
GigaDevice Semiconductor, Inc. Class A	36,960	370,343
Ginlong Technologies Co. Ltd. Class A	24,650	201,297
GoerTek, Inc. Class A	459,900	1,000,196
Goke Microelectronics Co. Ltd. Class A	34,200	238,115
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	668,000	452,363
GoldenHome Living Co. Ltd. Class A	45,080	137,654
Goldwind Science & Technology Co. Ltd. Class A	943,100	965,130

See accompanying notes to financial statements.
57

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
GOME Retail Holdings Ltd. (a) (b)	296,000	$ 681
GoodWe Technologies Co. Ltd. Class A	20,621	283,708
Goodwill E-Health Info Co. Ltd. Class A (a)	74,433	280,287
Gotion High-tech Co. Ltd. Class A (a)	161,244	451,059
Grand Baoxin Auto Group Ltd. (a)	3,158	74
Grandjoy Holdings Group Co. Ltd. Class A (a)	189,300	69,615
Great Microwave Technology Co. Ltd. Class A	53,102	365,696
Great Wall Motor Co. Ltd. Class H (b)	3,779,376	4,201,211
Gree Electric Appliances, Inc. of Zhuhai Class A	245,100	1,323,332
Gree Real Estate Co. Ltd. Class A (a)	462,000	374,161
Greentown China Holdings Ltd.	1,151,500	918,087
Greentown Service Group Co. Ltd. (b)	484,000	184,906
Grinm Advanced Materials Co. Ltd. Class A	219,200	331,197
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	168,000	164,983
Guangdong Dtech Technology Co. Ltd. Class A	45,200	120,464
Guangdong Electric Power Development Co. Ltd. Class B (a)	3,515,240	952,195
Guangdong Fangyuan New Materials Group Co. Ltd. Class A (a)	266,696	177,420
Guangdong Golden Dragon Development, Inc. Class A (a)	236,900	388,612
Guangdong Haid Group Co. Ltd. Class A	210,200	1,246,365
Guangdong Hongda Holdings Group Co. Ltd. Class A	210,700	562,126
Guangdong Hoshion Industrial Aluminium Co. Ltd. Class A	75,540	173,545
Guangdong Investment Ltd.	5,326,229	2,279,816
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	36,909	74,475
Guangdong Kinlong Hardware Products Co. Ltd. Class A	28,300	138,101
Security Description	Shares	Value
Guangdong Lvtong New Energy Electric Vehicle Technology Co. Ltd. Class A	54,925	$ 240,719
Guangdong Lyric Robot Automation Co. Ltd. Class A	32,838	115,198
Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A (a)	106,400	85,145
Guangdong Provincial Expressway Development Co. Ltd. Class B	434,800	376,109
Guangdong Shunkong Development Co. Ltd. Class A	75,200	134,027
Guangdong Tecsun Science & Technology Co. Ltd. Class A	95,400	133,369
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	430,300	973,752
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	226,200	500,043
Guanghui Energy Co. Ltd. Class A	496,200	493,439
Guanglian Aviation Industry Co. Ltd. Class A	166,200	667,968
Guangshen Railway Co. Ltd. Class H (a)	9,342,000	2,112,751
Guangxi Guiguan Electric Power Co. Ltd. Class A	445,700	356,663
Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A (a)	289,000	548,512
Guangzhou Automobile Group Co. Ltd. Class H	5,070,090	2,079,485
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	233,000	919,433
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	45,300	160,538
Guangzhou Haige Communications Group, Inc. Co. Class A	489,700	708,205
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	15,400	120,054
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	1,756,282	195,231
Guangzhou Restaurant Group Co. Ltd. Class A	280,360	675,376
Guangzhou Sanfu New Materials Technology Co. Ltd. Class A (a)	9,200	61,545
Guangzhou Tinci Materials Technology Co. Ltd. Class A	429,698	1,289,023

See accompanying notes to financial statements.
58

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	935,584	$ 717,757
Guangzhou Zhujiang Brewery Co. Ltd. Class A	461,000	495,897
Guizhou Aviation Technical Development Co. Ltd. Class A	26,594	124,282
Guizhou Red Star Developing Co. Ltd. Class A	77,000	111,358
Guizhou Tyre Co. Ltd. Class A	103,100	79,096
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	454,300	237,775
Guizhou Zhenhua E-chem, Inc. Class A	39,924	69,946
Guizhou Zhongyida Co. Ltd. Class A (a)	238,300	184,459
Guizhou Zhongyida Co. Ltd. Class B (a)	270,300	42,978
Guocheng Mining Co. Ltd. Class A	229,500	360,668
Guosen Securities Co. Ltd. Class A	713,500	814,682
Guosheng Financial Holding, Inc. Class A (a)	222,100	283,881
Guotai Junan Securities Co. Ltd. Class A	490,000	961,724
Guoyuan Securities Co. Ltd. Class A	225,310	200,471
H World Group Ltd.	1,660,960	6,430,385
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	3,940,000	387,634
Haidilao International Holding Ltd. (b) (c)	742,000	1,674,287
Haier Smart Home Co. Ltd. Class A	495,600	1,711,978
Haier Smart Home Co. Ltd. Class H	2,237,800	6,962,343
Hainan Drinda New Energy Technology Co. Ltd. Class A	29,400	266,124
Hainan Haiqi Transportation Group Co. Ltd. Class A (a)	141,200	351,036
Hainan Jinpan Smart Technology Co. Ltd. Class A	37,814	209,997
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	65,000	58,385
Haisco Pharmaceutical Group Co. Ltd. Class A (a)	240,100	894,207
Haitian International Holdings Ltd.	189,000	549,387
Haitong Securities Co. Ltd. Class A	464,900	555,160
Haitong Securities Co. Ltd. Class H	4,640,400	2,217,493
Security Description	Shares	Value
Halo Microelectronics Co. Ltd. Class A (a)	185,350	$ 323,706
Hang Zhou Great Star Industrial Co. Ltd. Class A	494,000	1,664,266
Hangjin Technology Co. Ltd. Class A	230,500	921,314
Hangzhou Alltest Biotech Co. Ltd. Class A	27,570	226,699
Hangzhou Bio-Sincerity Pharma-Tech Co. Ltd. Class A	28,100	287,564
Hangzhou Chang Chuan Technology Co. Ltd. Class A	202,130	875,570
Hangzhou Cogeneration Group Co. Ltd. Class A	69,300	214,761
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	30,300	85,011
Hangzhou First Applied Material Co. Ltd. Class A	418,419	1,625,174
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	13,176	183,129
Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (a)	652,900	199,636
Hangzhou Lion Microelectronics Co. Ltd. Class A	28,300	84,583
Hangzhou Onechance Tech Corp. Class A	69,000	177,337
Hangzhou Raycloud Technology Co. Ltd. Class A (a)	62,112	71,776
Hangzhou Robam Appliances Co. Ltd. Class A	34,200	112,816
Hangzhou Silan Microelectronics Co. Ltd. Class A	202,600	546,655
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	1,880,579	1,696,413
Hangzhou Sunrise Technology Co. Ltd. Class A	58,900	130,774
Hangzhou Tigermed Consulting Co. Ltd. Class A	189,122	1,361,030
Hansoh Pharmaceutical Group Co. Ltd. (c)	490,000	969,175
Hanwang Technology Co. Ltd. Class A (a)	43,100	122,704
Hanwei Electronics Group Corp. Class A	44,800	96,506
Haohua Chemical Science & Technology Co. Ltd. Class A	34,119	154,279

See accompanying notes to financial statements.
59

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Harbin Boshi Automation Co. Ltd. Class A	963,420	$ 2,219,990
Harbin Electric Co. Ltd. Class H (b)	4,296,942	1,438,454
HBM Holdings Ltd. (a) (c)	675,000	119,019
Hebei Sinopack Electronic Technology Co. Ltd. Class A (a)	17,800	161,662
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	177,784	225,034
Hefei Meiya Optoelectronic Technology, Inc. Class A	260,620	685,615
Helens International Holdings Co. Ltd.	158,000	65,207
Hello Group, Inc. ADR	171,100	1,062,531
Henan Ancai Hi-Tech Co. Ltd. Class A (a)	282,500	196,494
Henan Hengxing Science & Technology Co. Ltd. Class A	242,100	91,699
Henan Lingrui Pharmaceutical Co. Class A	490,700	1,438,226
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	210,100	560,525
Henan Shijia Photons Technology Co. Ltd. Class A	154,728	228,030
Henan Shuanghui Investment & Development Co. Ltd. Class A	201,240	714,557
Henan Zhongfu Industry Co. Ltd. Class A (a)	695,100	321,681
Hengan International Group Co. Ltd.	1,093,000	3,442,487
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	209,200	415,496
Hengli Petrochemical Co. Ltd. Class A (a)	661,300	1,247,839
Hesai Group ADR (a) (b)	39,849	201,636
HG Technologies Co. Ltd. Class A	42,600	86,780
Hisense Home Appliances Group Co. Ltd. Class A	685,000	2,816,270
HitGen, Inc. Class A (a)	55,049	103,268
Hithink RoyalFlush Information Network Co. Ltd. Class A	36,100	670,349
Holitech Technology Co. Ltd. Class A (a)	342,100	93,766
Hongbo Co. Ltd. Class A (a)	36,600	130,563
Honghua Group Ltd. (a)	14,000	161
Hongli Zhihui Group Co. Ltd. Class A (a)	443,600	406,916
Hopson Development Holdings Ltd. (a)	508,359	230,587
Security Description	Shares	Value
Hoshine Silicon Industry Co. Ltd. Class A	39,000	$ 266,056
Hoymiles Power Electronics, Inc. Class A	6,896	207,049
Hoyuan Green Energy Co. Ltd. Class A	60,374	201,152
Hua Hong Semiconductor Ltd. (a) (b) (c)	456,000	889,108
Huachangda Intelligent Equipment Group Co. Ltd. Class A (a)	196,500	89,855
Huada Automotive Technology Corp. Ltd. Class A	77,100	226,933
Huadian Power International Corp. Ltd. Class H	4,803,308	2,571,518
Huadong Medicine Co. Ltd. Class A	34,200	144,706
Huafon Chemical Co. Ltd. Class A	1,886,800	1,707,382
Huafu Fashion Co. Ltd. Class A (a)	167,000	114,087
Huagong Tech Co. Ltd. Class A	201,200	877,361
Huaibei Mining Holdings Co. Ltd. Class A	57,200	129,047
Huakai Yibai Technology Co. Ltd. Class A (a)	33,500	87,206
Hualan Biological Engineering, Inc. Class A	419,027	1,143,315
Huaneng Power International, Inc. Class H (a)	8,316,416	4,898,604
Huangshan Tourism Development Co. Ltd. Class B (a)	1,654,582	1,283,956
Huatai Securities Co. Ltd. Class A	708,500	1,348,613
Huatai Securities Co. Ltd. Class H (c)	1,385,200	1,582,287
Huaxi Securities Co. Ltd. Class A	489,800	493,146
Huayu Automotive Systems Co. Ltd. Class A	226,661	513,861
Hubei Biocause Pharmaceutical Co. Ltd. Class A	683,400	230,611
Hubei Century Network Technology Co. Ltd. Class A	82,000	179,577
Hubei Feilihua Quartz Glass Co. Ltd. Class A	25,694	103,372
Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	47,600	175,704
Hubei Zhongyi Technology, Inc. Class A	24,200	92,662
Huizhou Desay Sv Automotive Co. Ltd. Class A	170,262	2,954,798

See accompanying notes to financial statements.
60

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Humanwell Healthcare Group Co. Ltd. Class A	33,900	$ 90,348
Hunan Gold Corp. Ltd. Class A	221,400	392,155
Hunan Huamin Holdings Co. Ltd. Class A (a)	312,400	332,176
Hunan Valin Steel Co. Ltd. Class A	408,200	288,985
Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	44,853	190,955
Hunan Zhongke Electric Co. Ltd. Class A	51,300	62,956
Hundsun Technologies, Inc. Class A	434,510	1,360,911
HUYA, Inc. ADR (a)	39,288	178,760
Hwa Create Co. Ltd. Class A (a)	74,000	236,053
Hwatsing Technology Co. Ltd. Class A	19,609	475,398
Hygeia Healthcare Holdings Co. Ltd. (b) (c)	327,200	1,333,642
Hymson Laser Technology Group Co. Ltd. Class A	44,240	198,155
Hytera Communications Corp. Ltd. Class A (a)	727,000	466,616
HyUnion Holding Co. Ltd. Class A (a)	181,200	148,746
IEIT Systems Co. Ltd. Class A	65,416	399,592
Iflytek Co. Ltd. Class A	259,500	1,773,510
iHuman, Inc. ADR	25,931	44,083
IKD Co. Ltd. Class A	131,700	345,557
I-Mab ADR (a) (b)	40,334	75,021
Imeik Technology Development Co. Ltd. Class A	5,700	265,671
Industrial & Commercial Bank of China Ltd. Class A	6,941,605	5,019,479
Industrial & Commercial Bank of China Ltd. Class H	73,784,656	37,144,752
Industrial Bank Co. Ltd. Class A	1,430,600	3,201,924
Industrial Securities Co. Ltd. Class A	709,400	530,555
INESA Intelligent Tech, Inc. Class B	4,511,400	2,634,658
Infotmic Co. Ltd. Class A (a)	603,300	466,992
Ingenic Semiconductor Co. Ltd. Class A	35,700	300,827
Inmyshow Digital Technology Group Co. Ltd. Class A	119,100	82,184
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	3,628,300	794,584
Inner Mongolia ERDOS Resources Co. Ltd. Class A	212,560	316,188
Security Description	Shares	Value
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	744,000	$ 374,029
Inner Mongolia OJing Science & Technology Co. Ltd. Class A	38,200	249,549
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	255,900	378,894
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	274,300	1,050,670
Inner Mongolia Yitai Coal Co. Ltd. Class B	937,936	1,787,706
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	186,000	143,463
InnoCare Pharma Ltd. (a) (b) (c)	188,000	111,698
Innovent Biologics, Inc. (a) (c)	1,123,000	5,409,490
Intco Medical Technology Co. Ltd. Class A	56,700	174,776
iQIYI, Inc. ADR (a)	395,613	1,673,443
iRay Technology Co. Ltd. Class A	5,861	179,429
JA Solar Technology Co. Ltd. Class A	389,164	932,120
Jade Bird Fire Co. Ltd. Class A	66,040	138,349
Jason Furniture Hangzhou Co. Ltd. Class A	261,640	1,311,732
JCET Group Co. Ltd. Class A	68,300	273,091
JD Health International, Inc. (a) (b) (c)	1,158,150	4,099,017
JD Logistics, Inc. (a) (c)	1,379,600	1,404,904
JD.com, Inc. Class A	2,500,782	34,477,238
Jiajiayue Group Co. Ltd. Class A	245,200	342,113
Jiangling Motors Corp. Ltd. Class A	205,300	828,789
Jiangsu Ankura Intelligent Power Co. Ltd. Class A (a)	38,100	140,375
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	28,400	71,270
Jiangsu Cai Qin Technology Co. Ltd. Class A	36,686	71,094
Jiangsu Changshu Automotive Trim Group Co. Ltd. Class A	39,700	85,028
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	216,200	209,339
Jiangsu Cnano Technology Co. Ltd. Class A	35,412	105,157
Jiangsu Eastern Shenghong Co. Ltd. Class A	705,700	964,209

See accompanying notes to financial statements.
61

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Jiangsu Etern Co. Ltd. Class A (a)	126,200	$ 83,433
Jiangsu Expressway Co. Ltd. Class H	3,983,087	4,076,500
Jiangsu General Science Technology Co. Ltd. Class A	316,000	220,230
Jiangsu Guomao Reducer Co. Ltd. Class A	77,500	145,598
Jiangsu Hengli Hydraulic Co. Ltd. Class A	208,351	1,445,463
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	658,516	4,191,232
Jiangsu Hoperun Software Co. Ltd. Class A (a)	51,600	159,198
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	222,350	453,251
Jiangsu King's Luck Brewery JSC Ltd. Class A	33,100	270,758
Jiangsu Linyang Energy Co. Ltd. Class A	223,800	195,121
Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	25,480	89,070
Jiangsu Olive Sensors High-Tech Co. Ltd. Class A	257,400	193,571
Jiangsu Pacific Precision Forging Co. Ltd. Class A	143,900	195,820
Jiangsu Pacific Quartz Co. Ltd. Class A	33,400	417,385
Jiangsu Rongtai Industry Co. Ltd. Class A	92,500	255,189
Jiangsu Shagang Co. Ltd. Class A	144,200	86,595
Jiangsu Tongli Risheng Machinery Co. Ltd. Class A	29,000	84,439
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	49,000	293,444
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	179,565	2,438,586
Jiangsu Yangnong Chemical Co. Ltd. Class A	18,850	132,722
Jiangsu Yinhe Electronics Co. Ltd. Class A	137,500	92,040
Jiangsu Yoke Technology Co. Ltd. Class A	224,200	1,648,675
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	289,978	1,361,144
JiangSu Zhenjiang New Energy Equipment Co. Ltd. Class A	45,900	160,578
Jiangsu Zhongtian Technology Co. Ltd. Class A	261,300	506,016
Security Description	Shares	Value
Jiangxi Copper Co. Ltd. Class H	2,337,000	$ 3,983,362
Jiangxi Ganneng Co. Ltd. Class A (a)	165,000	174,536
Jiangxi GETO New Materials Corp. Ltd. Class A	87,900	103,634
Jiangxi Jovo Energy Co. Ltd. Class A	37,300	137,170
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	219,300	846,947
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	62,400	81,047
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	27,000	84,082
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	57,500	192,210
Jianshe Industry Group Yunnan Co. Ltd. Class A (a)	233,500	325,789
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (a)	803,300	127,237
Jilin OLED Material Tech Co. Ltd. Class A	41,876	194,545
Jinan Acetate Chemical Co. Ltd. (b)	34,230	958,335
Jinke Properties Group Co. Ltd. Class A (a)	1,118,630	223,406
Jinko Solar Co. Ltd. Class A	378,575	430,175
JinkoSolar Holding Co. Ltd. ADR (b)	49,247	1,240,532
Jinlei Technology Co. Ltd. Class A	51,000	146,459
Jinxin Fertility Group Ltd. (a) (b) (c)	1,018,500	316,230
Jinzhou Yongshan Lithium Co. Ltd. Class A	84,200	86,399
JiuGui Liquor Co. Ltd. Class A	22,500	175,868
Jiumaojiu International Holdings Ltd. (b) (c)	225,000	162,142
JL Mag Rare-Earth Co. Ltd. Class A	99,584	211,364
Joinn Laboratories China Co. Ltd. Class A	281,711	718,983
Jointo Energy Investment Co. Ltd. Hebei Class A	130,800	114,219
Jointown Pharmaceutical Group Co. Ltd. Class A	994,274	1,091,450
Jolywood Suzhou Sunwatt Co. Ltd. Class A	101,300	119,153
Jones Tech PLC Class A	59,900	131,344
Joy City Property Ltd.	3,418,000	104,814
Joyoung Co. Ltd. Class A	440,456	665,501
JOYY, Inc. ADR	49,099	1,509,794

See accompanying notes to financial statements.
62

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Juewei Food Co. Ltd. Class A	19,000	$ 50,298
Kama Co. Ltd. Class B (a)	1,693,400	492,779
Kandi Technologies Group, Inc. (a) (b)	185	392
Kangji Medical Holdings Ltd.	117,500	101,489
Kanzhun Ltd. ADR	283,086	4,962,498
KBC Corp. Ltd. Class A	6,747	45,535
KE Holdings, Inc. ADR	712,872	9,787,733
Keboda Technology Co. Ltd. Class A	10,600	89,409
Keda Industrial Group Co. Ltd. Class A	172,100	244,625
KEDE Numerical Control Co. Ltd. Class A (a)	34,027	362,747
Kehua Data Co. Ltd. Class A	34,800	137,898
Keli Sensing Technology Ningbo Co. Ltd. Class A	35,200	151,895
Keshun Waterproof Technologies Co. Ltd. Class A	153,460	97,440
Keymed Biosciences, Inc. (a) (b) (c)	140,500	608,571
Kingboard Holdings Ltd.	1,242,391	2,533,532
KingClean Electric Co. Ltd. Class A	45,640	141,690
Kingdee International Software Group Co. Ltd. (a)	2,675,700	3,018,793
Kingnet Network Co. Ltd. Class A	190,300	293,297
Kingsemi Co. Ltd. Class A	17,040	259,576
Kingsoft Cloud Holdings Ltd. (a) (b)	1,130,565	239,794
Kingsoft Corp. Ltd.	930,000	2,863,750
Konfoong Materials International Co. Ltd. Class A	20,700	127,158
Konka Group Co. Ltd. Class B (a)	4,800,923	515,275
KPC Pharmaceuticals, Inc. Class A	228,100	664,155
KSEC Intelligent Technology Co. Ltd. Class A	40,800	108,569
Kuaishou Technology (a) (c)	2,277,700	14,274,823
Kuang-Chi Technologies Co. Ltd. Class A (a)	273,690	764,480
Kunlun Energy Co. Ltd.	5,930,152	4,947,823
Kunlun Tech Co. Ltd. Class A (a)	74,300	415,893
Kunshan Dongwei Technology Co. Ltd. Class A	26,818	131,793
Kunshan GuoLi Electronic Technology Co. Ltd. Class A	12,484	63,087
Security Description	Shares	Value
Kunshan Huguang Auto Harness Co. Ltd. Class A (a)	153,400	$ 506,234
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	49,180	189,597
Kweichow Moutai Co. Ltd. Class A	117,079	27,440,129
KWG Group Holdings Ltd. (a) (b)	2,170,668	81,818
Landai Technology Group Corp. Ltd. Class A	425,300	307,535
Lanzhou LS Heavy Equipment Co. Ltd. Class A (a)	116,600	85,759
Lao Feng Xiang Co. Ltd. Class A	27,600	295,676
Laobaixing Pharmacy Chain JSC Class A	34,580	140,599
LB Group Co. Ltd. Class A	237,800	604,293
Leader Harmonious Drive Systems Co. Ltd. Class A	15,385	257,102
Lenovo Group Ltd.	8,250,282	9,561,175
Lens Technology Co. Ltd. Class A	440,665	822,408
Leo Group Co. Ltd. Class A (a)	2,399,000	740,147
Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	28,400	134,365
Levima Advanced Materials Corp. Class A	65,900	147,314
LexinFintech Holdings Ltd. ADR	89,287	160,717
Li Auto, Inc. Class A (a)	1,157,654	17,942,162
Li Ning Co. Ltd.	2,611,193	6,939,649
Lianhua Supermarket Holdings Co. Ltd. Class H (a)	13,000	341
Liaoning Xinde New Material Technology Co. Ltd. Class A	18,250	94,764
Lifetech Scientific Corp. (a) (b)	4,512,000	1,014,652
Ligao Foods Co. Ltd. Class A	22,700	104,427
Lingyi iTech Guangdong Co. Class A	917,300	688,569
Link Motion, Inc. ADR (a) (d)	16,509	—
Linklogis, Inc. Class B (b) (c)	340,500	60,909
Linktel Technologies Co. Ltd. Class A	17,700	235,256
Livzon Pharmaceutical Group, Inc. Class H (b)	415,727	1,415,600
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	51,700	121,837
Longfor Group Holdings Ltd. (b) (c)	1,545,538	2,184,087

See accompanying notes to financial statements.
63

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
LONGi Green Energy Technology Co. Ltd. Class A	957,404	$ 2,585,903
Longshine Technology Group Co. Ltd. Class A	39,450	64,008
Loongson Technology Corp. Ltd. Class A (a)	37,897	454,791
Lu Thai Textile Co. Ltd. Class B	174,000	100,490
Lucky Harvest Co. Ltd. Class A	19,000	94,759
Luenmei Quantum Co. Ltd. Class A	479,208	368,297
Lufax Holding Ltd. ADR	123,330	520,453
Luokung Technology Corp. (a) (b)	259	166
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	34,140	110,596
Luxshare Precision Industry Co. Ltd. Class A	959,429	3,931,328
Luye Pharma Group Ltd. (a) (b) (c)	1,140,000	397,652
Luzhou Laojiao Co. Ltd. Class A	210,742	5,371,593
Maanshan Iron & Steel Co. Ltd. Class H (b)	3,738,000	539,701
Maccura Biotechnology Co. Ltd. Class A	37,572	64,842
Macmic Science & Technology Co. Ltd. Class A	44,063	174,543
Malion New Materials Co. Ltd. Class A (a)	92,150	88,845
Mango Excellent Media Co. Ltd. Class A	185,750	626,040
Maxscend Microelectronics Co. Ltd. Class A	33,696	466,334
Mega-info Media Co. Ltd. Class A	40,500	82,502
MeiG Smart Technology Co. Ltd. Class A	76,400	246,550
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	464,160	320,291
Meitu, Inc. (b) (c)	3,433,500	1,438,951
Meituan Class B (a) (c)	4,508,727	55,765,356
Mesnac Co. Ltd. Class A	131,100	120,800
Metallurgical Corp. of China Ltd. Class A	141,800	66,990
Metallurgical Corp. of China Ltd. Class H	2,263,000	482,877
Microport Scientific Corp. (a) (b)	686,737	576,489
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	23,525	148,368
Security Description	Shares	Value
Ming Yang Smart Energy Group Ltd. Class A	178,400	$ 230,974
Ming Yuan Cloud Group Holdings Ltd. (a)	372,000	115,976
Mingchen Health Co. Ltd. Class A	36,300	112,144
MINISO Group Holding Ltd. ADR (b)	103,638	2,124,579
Minmetals Development Co. Ltd. Class A (a)	129,000	146,405
Minth Group Ltd.	250,000	394,815
Miracll Chemicals Co. Ltd. Class A	37,600	97,309
MLS Co. Ltd. Class A	49,748	53,308
MMG Ltd. (a) (b)	1,692,000	663,703
MOG Digitech Holdings Ltd. (a)	440,000	57,344
Montage Technology Co. Ltd. Class A	107,042	684,972
Montnets Cloud Technology Group Co. Ltd. Class A	462,700	603,516
Morimatsu International Holdings Co. Ltd. (a)	167,000	102,422
Motic Xiamen Electric Group Co. Ltd. Class A	65,400	87,285
Muyuan Foods Co. Ltd. Class A	662,084	3,834,587
Nancal Technology Co. Ltd. Class A (a)	52,600	302,542
NanJi E-Commerce Co. Ltd. Class A (a)	743,800	309,387
Nanjing Bestway Intelligent Control Technology Co. Ltd. Class A	25,900	140,908
Nanjing Develop Advanced Manufacturing Co. Ltd. Class A	27,933	62,557
Nanjing Quanxin Cable Technology Co. Ltd. Class A (a)	290,000	499,284
Nanjing Vazyme Biotech Co. Ltd. Class A	28,636	90,005
Nantong Jianghai Capacitor Co. Ltd. Class A	191,800	408,147
Nanya New Material Technology Co. Ltd. Class A	79,588	231,406
NARI Technology Co. Ltd. Class A	601,679	1,998,028
National Silicon Industry Group Co. Ltd. Class A (a)	160,929	295,907
Nations Technologies, Inc. Class A (a)	316,400	439,275
NAURA Technology Group Co. Ltd. Class A	33,000	1,393,969
NavInfo Co. Ltd. Class A (a)	246,500	300,129
NBTM New Materials Group Co. Ltd. Class A	243,048	482,052

See accompanying notes to financial statements.
64

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
NetDragon Websoft Holdings Ltd.	34,500	$ 48,313
NetEase, Inc.	1,999,080	41,583,377
New China Life Insurance Co. Ltd. Class H	1,166,000	2,064,890
New Hope Liuhe Co. Ltd. Class A (a)	670,800	865,709
New Horizon Health Ltd. (a) (b) (c)	115,500	208,673
New Oriental Education & Technology Group, Inc. (a)	1,641,010	14,289,343
New Trend International Logis-Tech Co. Ltd. Class A	38,900	79,510
Neway CNC Equipment Suzhou Co. Ltd. Class A	92,933	247,680
Neway Valve Suzhou Co. Ltd. Class A	50,000	113,079
Newland Digital Technology Co. Ltd. Class A	655,320	1,560,587
Ninestar Corp. Class A	26,600	84,119
Ningbo Deye Technology Co. Ltd. Class A	28,980	375,761
Ningbo Energy Group Co. Ltd. Class A	786,800	409,634
Ningbo Haitian Precision Machinery Co. Ltd. Class A	51,881	189,505
Ningbo Hengshuai Co. Ltd. Class A	31,000	359,725
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	98,700	178,765
Ningbo Joyson Electronic Corp. Class A	33,300	77,145
Ningbo Kbe Electrical Technology Co. Ltd. Class A	86,619	485,803
Ningbo Orient Wires & Cables Co. Ltd. Class A	49,800	302,419
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	50,596	192,686
Ningbo Sanxing Medical Electric Co. Ltd. Class A	234,500	887,240
Ningbo Shanshan Co. Ltd. Class A	163,600	263,188
Ningbo Sunrise Elc Technology Co. Ltd. Class A	39,800	118,242
Ningbo Tuopu Group Co. Ltd. Class A	82,800	729,421
Ningbo Xusheng Group Co. Ltd. Class A	165,612	315,923
Ningbo Yongxin Optics Co. Ltd. Class A	10,500	116,781
Ningbo Yunsheng Co. Ltd. Class A	181,000	154,315
Ningbo Zhenyu Technology Co. Ltd. Class A	25,500	182,845
Security Description	Shares	Value
Ningxia Baofeng Energy Group Co. Ltd. Class A	51,000	$ 110,072
Ningxia Western Venture Industrial Co. Ltd. Class A (a)	197,300	125,819
NIO, Inc. ADR (a)	1,506,060	6,777,270
NiSun International Enterprise Development Group Co. Ltd. (a)	180	949
Niu Technologies ADR (a) (b)	26,351	44,270
Noah Holdings Ltd. ADR	21,174	242,019
Nongfu Spring Co. Ltd. Class H (b) (c)	1,788,000	9,652,269
North Copper Co. Ltd. Class A (a)	681,300	712,229
Northeast Securities Co. Ltd. Class A	203,300	189,008
Novogene Co. Ltd. Class A	41,562	81,001
Novoray Corp. Class A	23,411	134,686
NYOCOR Co. Ltd. Class A	614,700	491,902
Obio Technology Shanghai Corp. Ltd. Class A (a)	224,737	184,794
Ocean's King Lighting Science & Technology Co. Ltd. Class A	201,300	162,196
OFILM Group Co. Ltd. Class A (a)	187,700	260,077
OK Science & Technology Co. Ltd. Class A (a)	17,400	104,059
OKE Precision Cutting Tools Co. Ltd. Class A	38,962	105,825
OneConnect Financial Technology Co. Ltd. ADR (a) (b)	111	246
Oppein Home Group, Inc. Class A	18,620	164,545
OPT Machine Vision Tech Co. Ltd. Class A	7,099	98,755
Orient Securities Co. Ltd. Class A	633,356	718,811
Ourpalm Co. Ltd. Class A (a)	125,900	96,761
Ovctek China, Inc. Class A	73,300	180,817
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	463,400	192,754
Pansoft Co. Ltd. Class A	36,300	75,846
PDD Holdings, Inc. ADR (a)	686,240	79,775,400
Peijia Medical Ltd. (a) (b) (c)	149,000	69,679
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (a)	1,197,300	199,539
People.cn Co. Ltd. Class A	76,100	279,542
People's Insurance Co. Group of China Ltd. Class H	9,272,000	2,961,751
Perfect World Co. Ltd. Class A	469,250	688,325
PetroChina Co. Ltd. Class A	3,533,100	4,501,291

See accompanying notes to financial statements.
65

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
PetroChina Co. Ltd. Class H	23,955,988	$ 20,477,427
Pharmaron Beijing Co. Ltd. Class A	373,575	1,051,201
Phenix Optical Co. Ltd. Class A (a)	96,000	236,020
PhiChem Corp. Class A	43,000	69,590
PICC Property & Casualty Co. Ltd. Class H	8,533,102	11,251,795
Piesat Information Technology Co. Ltd. Class A	24,823	84,517
Ping An Bank Co. Ltd. Class A	1,209,200	1,747,081
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	691,900	1,043,183
Ping An Insurance Group Co. of China Ltd. Class A	706,930	3,961,900
Ping An Insurance Group Co. of China Ltd. Class H	6,698,420	28,286,488
Piotech, Inc. Class A	18,470	476,072
PNC Process Systems Co. Ltd. Class A	42,415	162,290
POCO Holding Co. Ltd. Class A	38,880	301,705
Poly Developments & Holdings Group Co. Ltd. Class A	741,600	955,038
Poly Property Group Co. Ltd. (b)	2,340,198	424,596
Pop Mart International Group Ltd. (b) (c)	833,200	3,060,711
Postal Savings Bank of China Co. Ltd. Class A	150,800	98,866
Postal Savings Bank of China Co. Ltd. Class H (c)	7,718,000	4,033,325
Power Construction Corp. of China Ltd. Class A	727,400	494,925
PowerTECH Co. Ltd. Class A	22,650	161,193
Powerwin Tech Group Ltd. (a)	248,000	95,062
Primarius Technologies Co. Ltd. Class A	111,018	233,033
Prosus NV	23,485	737,452
Puxin Ltd. ADR (a) (d)	1,690	—
Puya Semiconductor Shanghai Co. Ltd. Class A (a)	29,290	358,964
Pylon Technologies Co. Ltd. Class A	14,098	168,837
QC Solar Suzhou Co. Ltd. Class A	19,290	107,524
Qianhe Condiment & Food Co. Ltd. Class A	412,465	959,525
Qifu Technology, Inc. ADR	114,376	2,107,950
Security Description	Shares	Value
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	66,000	$ 86,359
Qingdao Ainnovation Technology Group Co. Ltd. Class H (a) (b) (c)	64,800	60,772
Qingdao Gaoce Technology Co. Ltd. Class A	80,478	351,490
Qingdao Gon Technology Co. Ltd. Class A	223,400	606,778
Qingdao Haier Biomedical Co. Ltd. Class A	35,895	139,963
Qingdao Hanhe Cable Co. Ltd. Class A	1,180,700	587,065
Qingdao TGOOD Electric Co. Ltd. Class A	51,400	134,157
Qingdao Tianneng Heavy Industries Co. Ltd. Class A	207,000	143,980
Qingdao Topscomm Communication, Inc. Class A	183,500	201,182
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	26,748	287,028
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	205,800	450,694
QuakeSafe Technologies Co. Ltd. Class A	32,379	51,197
Quectel Wireless Solutions Co. Ltd. Class A	32,398	173,360
Qutoutiao, Inc. ADR (a) (b)	50,393	363
R&G PharmaStudies Co. Ltd. Class A	23,200	155,968
Range Intelligent Computing Technology Group Co. Ltd. Class A	56,900	238,324
Raytron Technology Co. Ltd. Class A	82,541	453,609
Red Avenue New Materials Group Co. Ltd. Class A	14,300	51,800
Remegen Co. Ltd. Class A (a)	66,141	483,185
Remegen Co. Ltd. Class H (a) (b) (c)	51,500	178,654
Rigol Technologies Co. Ltd. Class A	21,737	102,182
Risen Energy Co. Ltd. Class A	191,000	386,451
Rising Nonferrous Metals Share Co. Ltd. Class A (a)	51,200	206,270
Riyue Heavy Industry Co. Ltd. Class A	44,400	69,715
RLX Technology, Inc. ADR (b)	863,848	1,658,588
RoboTechnik Intelligent Technology Co. Ltd. Class A	11,500	223,224
Rockchip Electronics Co. Ltd. Class A	44,200	299,582

See accompanying notes to financial statements.
66

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
RongFa Nuclear Equipment Co. Ltd. Class A (a)	186,100	$ 115,089
Rongsheng Petrochemical Co. Ltd. Class A	699,600	1,045,488
Roshow Technology Co. Ltd. Class A (a)	180,400	135,665
Ruijie Networks Co. Ltd. Class A	23,513	125,622
Runa Smart Equipment Co. Ltd. Class A	69,800	181,605
Sai Micro Electronics, Inc. Class A (a)	47,600	129,483
SAIC Motor Corp. Ltd. Class A	500,400	1,030,381
Sailun Group Co. Ltd. Class A	1,294,132	2,597,034
Sangfor Technologies, Inc. Class A (a)	19,261	167,317
Sanhe Tongfei Refrigeration Co. Ltd. Class A	28,200	143,362
Sany Heavy Industry Co. Ltd. Class A	916,300	1,823,665
Satellite Chemical Co. Ltd. Class A (a)	604,500	1,419,581
Sealand Securities Co. Ltd. Class A	1,429,140	651,542
Seazen Group Ltd. (a) (b)	511,238	68,588
Seazen Holdings Co. Ltd. Class A (a)	31,600	42,653
Semitronix Corp. Class A	10,900	78,683
Sensteed Hi-tech Group Class A (a)	989,100	213,885
Seres Group Co. Ltd. Class A (a)	70,498	880,691
SF Holding Co. Ltd. Class A	288,500	1,444,010
SG Micro Corp. Class A	35,538	315,028
Shaanxi Coal Industry Co. Ltd. Class A	653,200	2,249,187
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	4,891	80,839
Shaanxi International Trust Co. Ltd. Class A	941,000	377,157
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	144,426	383,921
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	167,744	241,205
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	219,150	277,092
Shandong Chenming Paper Holdings Ltd. Class B (a)	489,800	85,738
Shandong Fengyuan Chemical Co. Ltd. Class A	68,920	122,929
Shandong Gold Mining Co. Ltd. Class A	684,680	2,466,975
Security Description	Shares	Value
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	442,300	$ 2,149,849
Shandong Hi-Speed New Energy Group Ltd. (a)	758,697	193,880
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	35,300	122,960
Shandong Humon Smelting Co. Ltd. Class A (a)	207,100	307,495
Shandong Linglong Tyre Co. Ltd. Class A	211,600	607,952
Shandong Molong Petroleum Machinery Co. Ltd. Class A (a)	441,500	206,144
Shandong Pharmaceutical Glass Co. Ltd. Class A	18,364	72,415
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,853,600	1,155,769
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	415,692	951,573
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (a)	244,340	342,932
Shanghai Acrel Co. Ltd. Class A	34,200	97,601
Shanghai Aiko Solar Energy Co. Ltd. Class A	139,600	262,841
Shanghai Anlogic Infotech Co. Ltd. Class A (a)	59,894	198,728
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A (a)	15,292	125,552
Shanghai AtHub Co. Ltd. Class A	309,984	845,364
Shanghai Awinic Technology Co. Ltd. Class A (a)	25,031	184,275
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	414,036	1,017,355
Shanghai Baolong Automotive Corp. Class A	40,500	260,670
Shanghai Baosight Software Co. Ltd. Class A	328,784	1,742,097
Shanghai Baosight Software Co. Ltd. Class B	2,028,947	4,114,705
Shanghai Baosteel Packaging Co. Ltd. Class A	153,500	106,768
Shanghai Belling Co. Ltd. Class A	211,400	359,593
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	6,972	270,904
Shanghai Bright Power Semiconductor Co. Ltd. Class A (a)	14,862	140,342

See accompanying notes to financial statements.
67

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	3,531,020	$ 1,719,607
Shanghai Daimay Automotive Interior Co. Ltd. Class A	673,229	1,088,605
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	677,500	267,812
Shanghai Electric Group Co. Ltd. Class H (a)	9,360,077	1,817,851
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	420,374	722,587
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	273,100	870,035
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	144,500	236,327
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	78,393	340,116
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	174,000	235,218
Shanghai Fullhan Microelectronics Co. Ltd. Class A	65,663	298,723
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	25,500	78,779
Shanghai Gentech Co. Ltd. Class A (a)	56,791	288,241
Shanghai Geoharbour Construction Group Co. Ltd. Class A	29,900	76,805
Shanghai Guao Electronic Technology Co. Ltd. Class A (a)	28,800	54,185
Shanghai Haohai Biological Technology Co. Ltd. Class A	14,165	197,148
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	40,490	196,750
Shanghai Henlius Biotech, Inc. Class H (a) (c)	86,100	149,836
Shanghai Hiuv New Materials Co. Ltd. Class A	9,699	61,838
Shanghai Huafon Aluminium Corp. Class A	72,400	189,865
Shanghai Huayi Group Co. Ltd. Class B	394,500	168,452
Shanghai International Airport Co. Ltd. Class A (a)	226,500	1,112,472
Shanghai International Port Group Co. Ltd. Class A	1,654,800	1,210,262
Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,909,474	910,819
Security Description	Shares	Value
Shanghai Jinjiang International Hotels Co. Ltd. Class B	489,500	$ 748,445
Shanghai Jinjiang International Travel Co. Ltd. Class B	972,200	1,193,862
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,667,066	1,538,702
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	141,051	529,009
Shanghai Labway Clinical Laboratory Co. Ltd. Class A	51,800	85,615
Shanghai Liangxin Electrical Co. Ltd. Class A	225,780	235,719
Shanghai Lingang Holdings Corp. Ltd. Class B	491,720	283,722
Shanghai Lingyun Industries Development Co. Ltd. Class B (a)	4,012,593	1,665,226
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	197,400	231,647
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,125,568	414,209
Shanghai M&G Stationery, Inc. Class A	224,281	1,093,541
Shanghai Medicilon, Inc. Class A	21,276	123,078
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	14,563	364,276
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	148,500	255,012
Shanghai Moons' Electric Co. Ltd. Class A	164,216	1,327,679
Shanghai New Power Automotive Technology Co. Ltd. Class B (a)	584,740	127,473
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	454,900	1,068,267
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	462,000	667,046
Shanghai Prisemi Electronics Co. Ltd. Class A	75,830	340,172
Shanghai Pudong Development Bank Co. Ltd. Class A	1,698,300	1,677,154
Shanghai Putailai New Energy Technology Co. Ltd. Class A	146,420	384,583
Shanghai RAAS Blood Products Co. Ltd. Class A	682,700	661,035
Shanghai Runda Medical Technology Co. Ltd. Class A	256,400	727,839

See accompanying notes to financial statements.
68

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shanghai Sanyou Medical Co. Ltd. Class A	79,621	$ 166,910
Shanghai Shibei Hi-Tech Co. Ltd. Class B	721,500	111,111
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	49,100	218,774
Shanghai Stonehill Technology Co. Ltd. Class A	1,156,200	472,965
Shanghai Supezet Engineering Technology Corp. Ltd. Class A	89,306	190,780
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	198,300	253,187
Shanghai Wanye Enterprises Co. Ltd. Class A	243,240	433,855
Shanghai Yaoji Technology Co. Ltd. Class A	70,900	226,555
Shanghai Yct Electronics Group Co. Ltd. Class A	40,600	234,304
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	12,959	77,714
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	683,188	564,587
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	214,900	592,570
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	933,300	669,728
Shanghai ZJ Bio-Tech Co. Ltd. Class A	43,232	94,081
Shannon Semiconductor Technology Co. Ltd. Class A	94,100	509,097
Shanxi Blue Flame Holding Co. Ltd. Class A	139,700	123,722
Shanxi Coking Coal Energy Group Co. Ltd. Class A	187,900	264,236
Shanxi Guoxin Energy Corp. Ltd. Class A (a)	266,400	122,185
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	142,900	394,626
Shanxi Meijin Energy Co. Ltd. Class A (a)	452,500	399,499
Shanxi Securities Co. Ltd. Class A	219,230	150,977
Shanxi Taigang Stainless Steel Co. Ltd. Class A	461,200	224,870
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	56,720	1,914,780
Sharetronic Data Technology Co. Ltd. Class A	30,600	252,668
Security Description	Shares	Value
Shengda Resources Co. Ltd. Class A (a)	217,200	$ 350,911
Shenghe Resources Holding Co. Ltd. Class A	61,200	80,247
Shengjing Bank Co. Ltd. Class H (a) (b) (c)	18,500	2,411
Shengyi Electronics Co. Ltd. Class A	172,769	219,876
Shengyi Technology Co. Ltd. Class A	462,100	1,116,362
Shennan Circuits Co. Ltd. Class A	23,660	288,597
Shenwan Hongyuan Group Co. Ltd. Class A	945,400	575,542
Shenwan Hongyuan HK Ltd. (a)	10,000	415
Shenyang Jinbei Automotive Co. Ltd. Class A (a)	580,300	346,882
Shenzhen Agricultural Products Group Co. Ltd. Class A	918,600	741,419
Shenzhen Baoming Technology Co. Ltd. Class A (a)	18,000	112,705
Shenzhen Bingchuan Network Co. Ltd. Class A	35,900	132,022
Shenzhen Bioeasy Biotechnology Co. Ltd. Class A	51,800	61,143
Shenzhen BSC Technology Co. Ltd. Class A	15,950	86,754
Shenzhen Capchem Technology Co. Ltd. Class A	22,680	106,209
Shenzhen CECport Technologies Co. Ltd. Class A	80,700	202,628
Shenzhen Changhong Technology Co. Ltd. Class A	62,800	132,080
Shenzhen Click Technology Co. Ltd. Class A	79,700	118,775
Shenzhen Das Intellitech Co. Ltd. Class A	1,665,337	683,530
Shenzhen Desay Battery Technology Co. Class A	47,270	151,568
Shenzhen Dynanonic Co. Ltd. Class A	24,360	127,027
Shenzhen Energy Group Co. Ltd. Class A	167,900	160,259
Shenzhen Envicool Technology Co. Ltd. Class A	53,911	226,325
Shenzhen Expressway Corp. Ltd. Class H	3,491,732	3,051,632
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	681,200	1,132,456

See accompanying notes to financial statements.
69

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen Fortune Trend Technology Co. Ltd. Class A	12,292	$ 182,440
Shenzhen FRD Science & Technology Co. Ltd. Class A (a)	230,500	513,041
Shenzhen Gongjin Electronics Co. Ltd. Class A	477,400	583,238
Shenzhen H&T Intelligent Control Co. Ltd. Class A	459,400	785,240
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	251,100	292,588
Shenzhen Honor Electronic Co. Ltd. Class A	15,400	93,371
Shenzhen Injoinic Technology Co. Ltd. Class A	195,024	346,243
Shenzhen Inovance Technology Co. Ltd. Class A	215,158	1,784,883
Shenzhen International Holdings Ltd.	1,388,210	1,066,019
Shenzhen Investment Ltd.	4,630,326	603,458
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	133,500	174,129
Shenzhen Jingquanhua Electronics Co. Ltd. Class A	90,400	186,020
Shenzhen Jinjia Group Co. Ltd. Class A	438,700	270,094
Shenzhen JPT Opto-Electronics Co. Ltd. Class A	30,345	199,698
Shenzhen Kaifa Technology Co. Ltd. Class A	254,700	481,658
Shenzhen Kangtai Biological Products Co. Ltd. Class A	59,840	179,922
Shenzhen Kedali Industry Co. Ltd. Class A	33,300	372,884
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	232,800	388,299
Shenzhen Kinwong Electronic Co. Ltd. Class A	21,420	57,943
Shenzhen Kstar Science & Technology Co. Ltd. Class A	68,500	220,773
Shenzhen Lifotronic Technology Co. Ltd. Class A	81,595	193,749
Shenzhen Longsys Electronics Co. Ltd. Class A (a)	8,300	105,128
Shenzhen Longtech Smart Control Co. Ltd. Class A	62,800	167,976
Shenzhen Manst Technology Co. Ltd. Class A (a)	22,200	208,993
Security Description	Shares	Value
Shenzhen Megmeet Electrical Co. Ltd. Class A	224,500	$ 740,562
Shenzhen Microgate Technology Co. Ltd. Class A	157,400	172,350
Shenzhen MinDe Electronics Technology Ltd. Class A	138,580	383,269
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	60,722	2,340,846
Shenzhen Minglida Precision Technology Co. Ltd. Class A	67,600	229,231
Shenzhen MTC Co. Ltd. Class A	2,400,200	1,649,633
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	1,889,362	629,753
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	27,230	252,370
Shenzhen Qingyi Photomask Ltd. Class A	93,986	220,842
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	14,600	77,822
Shenzhen SC New Energy Technology Corp. Class A	34,501	283,501
Shenzhen SED Industry Co. Ltd. Class A	82,500	209,420
Shenzhen Senior Technology Material Co. Ltd. Class A	44,950	68,536
Shenzhen Sunlord Electronics Co. Ltd. Class A	211,300	753,770
Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	59,698	237,134
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	35,200	113,691
Shenzhen Tagen Group Co. Ltd. Class A	447,200	282,718
Shenzhen Techwinsemi Technology Co. Ltd. Class A	26,020	463,460
Shenzhen Topband Co. Ltd. Class A	174,800	219,571
Shenzhen Transsion Holdings Co. Ltd. Class A	55,874	1,256,711
Shenzhen TXD Technology Co. Ltd. Class A (a)	51,200	100,702
Shenzhen United Winners Laser Co. Ltd. Class A	55,116	105,899
Shenzhen Xinyichang Technology Co. Ltd. Class A	16,936	160,930

See accompanying notes to financial statements.
70

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen YHLO Biotech Co. Ltd. Class A	54,168	$ 171,075
Shenzhen Yinghe Technology Co. Ltd. Class A	67,000	137,499
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	34,400	115,371
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	39,000	325,842
Shenzhou International Group Holdings Ltd.	870,800	8,244,642
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	477,000	511,794
Shijiazhuang Shangtai Technology Co. Ltd. Class A	34,800	144,369
Shimao Services Holdings Ltd. (a) (b) (c)	337,000	36,600
Shinghwa Advanced Material Group Co. Ltd. Class A	12,200	56,678
Shinry Technologies Co. Ltd. Class A (a)	72,300	179,744
Shoucheng Holdings Ltd. (b)	720,400	132,547
Shuangliang Eco-Energy Systems Co. Ltd. Class A	163,802	170,110
SICC Co. Ltd. Class A (a)	30,737	199,102
Sichuan Hebang Biotechnology Co. Ltd. Class A	1,396,500	442,393
Sichuan Hongda Co. Ltd. Class A (a)	501,000	489,242
Sichuan Injet Electric Co. Ltd. Class A	24,500	173,414
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	28,200	84,867
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	26,500	110,374
Sichuan New Energy Power Co. Ltd. Class A (a)	59,900	86,050
Sichuan Rongda Gold Co. Ltd. Class A	47,100	166,722
Sichuan Swellfun Co. Ltd. Class A	21,800	143,193
Sichuan Yahua Industrial Group Co. Ltd. Class A	33,500	47,617
Sieyuan Electric Co. Ltd. Class A	229,100	1,837,117
Siglent Technologies Co. Ltd. Class A	34,016	169,696
Sihuan Pharmaceutical Holdings Group Ltd.	1,419,000	96,093
Silergy Corp.	245,820	2,511,698
Sineng Electric Co. Ltd. Class A	51,028	178,166
Sino Wealth Electronic Ltd. Class A	29,887	71,050
Security Description	Shares	Value
Sino-Agri Leading Biosciences Co. Ltd. Class A	68,300	$ 166,037
Sinocare, Inc. Class A	172,800	491,477
Sinocelltech Group Ltd. Class A (a)	55,761	313,197
Sinoma Science & Technology Co. Ltd. Class A	658,793	1,368,327
Sinomine Resource Group Co. Ltd. Class A	37,044	185,822
Sino-Ocean Group Holding Ltd. (a) (b)	9,213,980	335,527
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	9,340,600	1,229,270
Sinopharm Group Co. Ltd. Class H	1,840,000	4,713,759
Sino-Platinum Metals Co. Ltd. Class A	295,679	590,511
Sinotrans Ltd. Class H	6,630,024	3,236,038
Sinotruk Hong Kong Ltd.	110,500	271,363
Sinotruk Jinan Truck Co. Ltd. Class A	264,960	575,143
Sipai Health Technology Co. Ltd. (a)	150,400	115,686
SITC International Holdings Co. Ltd.	1,776,000	3,244,996
Skshu Paint Co. Ltd. Class A	262,330	1,173,916
Skyworth Digital Co. Ltd. Class A	679,700	1,027,919
Smoore International Holdings Ltd. (b) (c)	2,051,000	1,745,320
SOHO China Ltd. (a)	848,500	69,385
Sohu.com Ltd. ADR (a)	14,518	153,455
SooChow Securities Co. Ltd. Class A	239,330	221,846
SOS Ltd. ADR (a)	74	125
South Manganese Investment Ltd. (a) (b)	533,000	17,026
Southern Publishing & Media Co. Ltd. Class A	145,448	315,521
Southwest Securities Co. Ltd. Class A	973,100	513,329
SPT Energy Group, Inc. (a)	20,000	460
StarPower Semiconductor Ltd. Class A	9,600	191,672
State Power Rixin Technology Co. Ltd. Class A	18,600	120,560
STO Express Co. Ltd. Class A (a)	231,279	267,899
Sumavision Technologies Co. Ltd. Class A	140,100	95,517
Sun Art Retail Group Ltd. (b)	2,260,500	450,572
Sunac China Holdings Ltd. (a) (b)	2,616,000	374,361

See accompanying notes to financial statements.
71

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sunac Services Holdings Ltd. (b) (c)	315,000	$ 74,862
Sungrow Power Supply Co. Ltd. Class A	218,053	3,099,426
Suning Universal Co. Ltd. Class A	646,600	186,132
Sunny Optical Technology Group Co. Ltd.	913,900	4,664,989
Sunresin New Materials Co. Ltd. Class A	47,700	293,477
Sunrise Group Co. Ltd. Class A	631,556	425,363
Sunward Intelligent Equipment Co. Ltd. Class A (a)	441,400	503,995
Sunwoda Electronic Co. Ltd. Class A	206,100	388,332
Suplet Power Co. Ltd. Class A	56,898	77,662
Suwen Electric Energy Technology Co. Ltd. Class A	32,280	83,674
Suzhou Anjie Technology Co. Ltd. Class A	228,300	441,796
Suzhou Delphi Laser Co. Ltd. Class A	68,041	263,902
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	251,300	501,188
Suzhou Douson Drilling & Production Equipment Co. Ltd. Class A (a)	45,800	145,088
Suzhou Everbright Photonics Co. Ltd. Class A	35,081	205,884
Suzhou Good-Ark Electronics Co. Ltd. Class A	180,581	233,300
Suzhou Harmontronics Automation Technology Co. Ltd. Class A	54,876	123,578
Suzhou Hengmingda Electronic Technology Co. Ltd. Class A	37,500	150,405
Suzhou Huaya Intelligence Technology Co. Ltd. Class A	22,100	121,878
Suzhou HYC Technology Co. Ltd. Class A	48,686	158,858
Suzhou Maxwell Technologies Co. Ltd. Class A	20,704	303,699
Suzhou Novosense Microelectronics Co. Ltd. Class A	29,851	386,932
Suzhou Oriental Semiconductor Co. Ltd. Class A	25,761	203,593
Suzhou Recodeal Interconnect System Co. Ltd. Class A	19,931	82,629
Security Description	Shares	Value
Suzhou Secote Precision Electronic Co. Ltd. Class A	43,800	$ 456,798
Suzhou Shijing Environmental Technology Co. Ltd. Class A (a)	31,100	241,719
Suzhou SLAC Precision Equipment Co. Ltd. Class A	72,600	74,196
Suzhou TFC Optical Communication Co. Ltd. Class A	37,800	790,424
Suzhou TZTEK Technology Co. Ltd. Class A	71,782	359,879
Suzhou UIGreen Micro&Nano Technologies Co. Ltd. Class A	32,191	167,153
Suzhou Wanxiang Technology Co. Ltd. Class A	98,700	185,154
Suzhou YourBest New-type Materials Co. Ltd. Class A	34,200	212,820
Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A (a)	53,489	393,115
SVG Optronics Co. Ltd. Class A (a)	27,988	72,048
Synertone Communication Corp. (a)	2,176	170
Taiji Computer Corp. Ltd. Class A	243,636	833,552
TAL Education Group ADR (a)	475,404	5,395,835
Talkweb Information System Co. Ltd. Class A (a)	98,300	205,931
Tangrenshen Group Co. Ltd. Class A	455,800	385,463
Tayho Advanced Materials Group Co. Ltd. Class A	447,400	693,247
TBEA Co. Ltd. Class A	250,920	522,894
TCL Technology Group Corp. Class A	1,799,900	1,155,244
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	553,125	898,969
Tech-Bank Food Co. Ltd. Class A (a)	653,020	273,426
Telling Telecommunication Holding Co. Ltd. Class A	51,300	64,793
Tencent Holdings Ltd.	6,423,894	249,356,860
Tencent Music Entertainment Group ADR (a)	571,815	6,398,610
Thinkon Semiconductor Jinzhou Corp. Class A	75,120	205,172
Three's Co. Media Group Co. Ltd. Class A	29,568	256,486
Thunder Software Technology Co. Ltd. Class A (a)	19,500	138,802

See accompanying notes to financial statements.
72

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Tiangong International Co. Ltd.	280,000	$ 59,031
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	23,800	78,411
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	194,700	148,565
Tianli International Holdings Ltd.	1,791,000	933,665
Tianma Microelectronics Co. Ltd. Class A (a)	202,800	229,325
Tianneng Power International Ltd. (b)	288,000	269,731
Tianqi Lithium Corp. Class A	74,874	491,501
Tianshan Aluminum Group Co. Ltd. Class A	247,600	217,917
Tianshui Huatian Technology Co. Ltd. Class A	268,900	285,922
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (a)	171,500	118,343
Time Publishing & Media Co. Ltd. Class A	81,600	146,557
Tingyi Cayman Islands Holding Corp.	3,553,020	3,895,114
Titan Wind Energy Suzhou Co. Ltd. Class A (a)	913,289	1,274,257
TKD Science & Technology Co. Ltd. Class A	50,660	96,500
Tofflon Science & Technology Group Co. Ltd. Class A	73,900	147,588
Tongcheng Travel Holdings Ltd. (a)	788,400	2,080,184
TongFu Microelectronics Co. Ltd. Class A	202,044	616,952
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	117,600	83,255
Tongwei Co. Ltd. Class A	499,200	1,698,287
Top Energy Co. Ltd. Class A (a)	96,517	98,240
Topchoice Medical Corp. Class A (a)	29,500	246,226
Topsec Technologies Group, Inc. Class A (a)	442,200	426,340
Topsports International Holdings Ltd. (c)	1,691,000	1,132,166
Toread Holdings Group Co. Ltd. Class A (a)	164,538	117,391
Transfar Zhilian Co. Ltd. Class A	187,700	112,200
TravelSky Technology Ltd. Class H	1,882,514	2,280,246
Triductor Technology Suzhou, Inc. Class A	42,488	323,149
Trina Solar Co. Ltd. Class A	184,909	603,850
Trip.com Group Ltd. (a)	524,658	23,141,008
Security Description	Shares	Value
TRS Information Technology Corp. Ltd. Class A	37,900	$ 85,140
Tsingtao Brewery Co. Ltd. Class A	264,844	3,069,249
Tsingtao Brewery Co. Ltd. Class H	274,000	1,883,510
Tuya, Inc. ADR (a)	53,600	93,800
Unigroup Guoxin Microelectronics Co. Ltd. Class A (a)	53,759	485,433
Uni-President China Holdings Ltd.	145,000	103,195
Unisplendour Corp. Ltd. Class A (a)	263,476	796,554
Universal Health International Group Holding Ltd. (a)	6,900	59
Universal Scientific Industrial Shanghai Co. Ltd. Class A	240,500	454,474
Up Fintech Holding Ltd. ADR (a)	106,789	367,354
Uxin Ltd. ADR (a)	25	53
Valiant Co. Ltd. Class A	473,700	871,664
Vanchip Tianjin Technology Co. Ltd. Class A (a)	50,065	368,295
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	64,351	306,138
Victory Giant Technology Huizhou Co. Ltd. Class A	67,400	227,254
Vipshop Holdings Ltd. ADR	322,497	5,337,325
Visionox Technology, Inc. Class A (a)	177,100	189,043
Visual China Group Co. Ltd. Class A	240,900	462,529
Viva Biotech Holdings (a) (b) (c)	761,000	52,507
Vnet Group, Inc. ADR (a) (b)	97,292	150,803
Walvax Biotechnology Co. Ltd. Class A	214,300	458,093
Wangneng Environment Co. Ltd. Class A	226,710	411,553
Wanhua Chemical Group Co. Ltd. Class A	236,200	2,617,251
Want Want China Holdings Ltd.	7,341,976	4,334,012
Wasu Media Holding Co. Ltd. Class A	434,300	517,423
Wcon Electronics Guangdong Co. Ltd. Class A	32,800	191,458
Weaver Network Technology Co. Ltd. Class A	23,800	127,844
Weibo Corp. ADR	53,758	488,660
Weichai Power Co. Ltd. Class A	2,460,888	5,528,219
Weichai Power Co. Ltd. Class H	1,960,000	3,736,458
Weimob, Inc. (a) (b) (c)	2,136,000	524,008

See accompanying notes to financial statements.
73

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Wellhope Foods Co. Ltd. Class A	419,600	$ 409,174
Wencan Group Co. Ltd. Class A	49,500	184,626
Wens Foodstuffs Group Co. Ltd. Class A	198,800	507,651
Wenzhou Yihua Connector Co. Ltd. Class A	33,100	153,638
West China Cement Ltd. (b)	4,444,000	584,853
Western Region Gold Co. Ltd. Class A	156,344	236,656
Western Superconducting Technologies Co. Ltd. Class A	29,982	153,618
Will Semiconductor Co. Ltd. Shanghai Class A	60,704	823,556
Willfar Information Technology Co. Ltd. Class A	34,138	163,157
WINBO-Dongjian Automotive Technology Co. Ltd. Class A	104,300	160,033
Windey Energy Technology Group Co. Ltd. Class A	78,700	95,822
Wingtech Technology Co. Ltd. Class A (a)	188,272	948,828
Winning Health Technology Group Co. Ltd. Class A	278,500	278,485
Wisdom Sports Group (a)	50,000	1,124
Wolong Electric Group Co. Ltd. Class A	232,300	558,001
Wondershare Technology Group Co. Ltd. Class A (a)	16,100	214,211
Wuhan DR Laser Technology Corp. Ltd. Class A	33,689	205,649
Wuhan Guide Infrared Co. Ltd. Class A	1,218,511	1,216,766
Wuhan Huazhong Numerical Control Co. Ltd. Class A	53,300	218,768
Wuhan Jingce Electronic Group Co. Ltd. Class A	21,400	214,755
Wuhan LinControl Automotive Electronics Co. Ltd. Class A	47,244	356,002
Wuliangye Yibin Co. Ltd. Class A	449,875	9,486,511
WUS Printed Circuit Kunshan Co. Ltd. Class A	265,150	1,112,400
WuXi AppTec Co. Ltd. Class A	475,099	3,077,503
WuXi AppTec Co. Ltd. Class H (c)	294,700	1,396,977
Wuxi Autowell Technology Co. Ltd. Class A	32,675	474,301
Wuxi Biologics Cayman, Inc. (a) (c)	3,755,000	6,860,901
Wuxi Boton Technology Co. Ltd. Class A (a)	33,900	67,423
Security Description	Shares	Value
Wuxi Chipown Micro-Electronics Ltd. Class A	37,007	$ 166,777
Wuxi DK Electronic Materials Co. Ltd. Class A (a)	22,500	218,170
Wuxi ETEK Microelectronics Co. Ltd. Class A	54,517	349,911
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	132,600	434,670
Wuxi Longsheng Technology Co. Ltd. Class A	198,100	430,012
Wuxi NCE Power Co. Ltd. Class A	41,580	219,972
Wuxi Taiji Industry Co. Ltd. Class A (a)	170,400	155,135
Wuxi Xinje Electric Co. Ltd. Class A	20,900	84,920
XD, Inc. (a) (b)	339,200	689,109
XGD, Inc. Class A	57,700	171,580
Xiabuxiabu Catering Management China Holdings Co. Ltd. (b) (c)	202,000	41,038
Xiamen Amoytop Biotech Co. Ltd. Class A	26,700	242,015
Xiamen C & D, Inc. Class A	168,800	235,981
Xiamen Changelight Co. Ltd. Class A (a)	113,500	110,836
Xiamen Faratronic Co. Ltd. Class A	16,312	223,368
Xiamen Jihong Technology Co. Ltd. Class A	70,400	163,191
Xiamen Kingdomway Group Co. Class A	213,500	454,030
Xi'an Sinofuse Electric Co. Ltd. Class A	14,200	176,121
Xi'an Tian He Defense Technology Co. Ltd. Class A (a)	80,000	97,295
Xi'an Triangle Defense Co. Ltd. Class A	23,800	78,772
Xiangcai Co. Ltd. Class A	66,400	62,464
Xiangtan Electrochemical Scientific Co. Ltd. Class A	65,800	80,206
Xiaomi Corp. Class B (a) (c)	17,035,600	32,519,452
Xilinmen Furniture Co. Ltd. Class A	222,600	515,999
Xingtong Shipping Co. Ltd. Class A	69,040	128,753
Xingyuan Environment Technology Co. Ltd. Class A (a)	339,800	94,072
Xinhua Winshare Publishing & Media Co. Ltd. Class A	269,880	555,342
Xinhuanet Co. Ltd. Class A	193,900	637,752
Xinjiang Daqo New Energy Co. Ltd. Class A	18,215	67,738

See accompanying notes to financial statements.
74

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Xinjiang Tianshan Cement Co. Ltd. Class A	212,400	$ 206,830
Xinte Energy Co. Ltd. Class H (a) (b)	139,600	186,575
Xinxiang Richful Lube Additive Co. Ltd. Class A	27,550	144,193
Xinyi Glass Holdings Ltd.	4,224,973	4,475,212
Xinyi Solar Holdings Ltd.	4,888,876	3,785,444
Xinzhi Group Co. Ltd. Class A	70,800	154,854
Xizang Zhufeng Resources Co. Ltd. Class A (a)	53,900	70,155
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	79,400	111,548
XPeng, Inc. Class A (a) (b)	1,098,930	4,507,235
Xtep International Holdings Ltd. (b)	1,215,307	753,118
Xuji Electric Co. Ltd. Class A	69,900	231,928
Xunlei Ltd. ADR (a) (b)	102,386	152,555
Yadea Group Holdings Ltd. (c)	620,000	1,004,491
Yangling Metron New Material, Inc. Class A	32,500	119,473
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	41,000	208,377
Yangzijiang Shipbuilding Holdings Ltd.	1,090,400	1,543,171
Yankuang Energy Group Co. Ltd. Class H (b)	2,819,221	5,921,969
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	659,712	1,274,828
Yantai Eddie Precision Machinery Co. Ltd. Class A	473,129	1,039,393
Yatsen Holding Ltd. ADR (a) (b)	49,851	105,186
Yeahka Ltd. (a) (b)	136,400	212,274
Yealink Network Technology Corp. Ltd. Class A	28,903	99,961
Yestar Healthcare Holdings Co. Ltd. (a)	22,500	181
YGSOFT, Inc. Class A	1,647,877	1,214,278
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (b) (c)	74,000	102,872
Yidu Tech, Inc. (a) (b) (c)	422,400	216,423
Yifeng Pharmacy Chain Co. Ltd. Class A	86,413	467,747
Yihai International Holding Ltd.	250,000	473,395
Yijiahe Technology Co. Ltd. Class A (a)	21,520	80,651
Yinbang Clad Material Co. Ltd. Class A (a)	373,100	359,718
Security Description	Shares	Value
Yincheng International Holding Co. Ltd. (a)	96,000	$ 564
Yingkou Jinchen Machinery Co. Ltd. Class A	33,125	178,801
Yixintang Pharmaceutical Group Co. Ltd. Class A	33,900	89,648
Yizumi Holdings Co. Ltd. Class A	48,800	130,529
Yonfer Agricultural Technology Co. Ltd. Class A	500,000	722,412
YongXing Special Materials Technology Co. Ltd. Class A	26,650	174,096
Yonyou Network Technology Co. Ltd. Class A	515,070	855,565
Yotrio Group Co. Ltd. Class A	1,381,630	500,480
Youdao, Inc. ADR (a) (b)	32,179	129,360
Youngy Co. Ltd. Class A	17,200	91,231
Youzu Interactive Co. Ltd. Class A (a)	254,700	358,525
YTO Express Group Co. Ltd. Class A	468,800	977,581
Yuexiu Property Co. Ltd.	3,063,600	1,687,114
Yuexiu Transport Infrastructure Ltd.	1,258	617
Yum China Holdings, Inc.	437,875	17,423,046
Yunda Holding Co. Ltd. Class A	493,088	487,628
Yuneng Technology Co. Ltd. Class A	11,355	113,950
Yunnan Aluminium Co. Ltd. Class A	229,300	430,151
Yunnan Baiyao Group Co. Ltd. Class A	37,100	258,051
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	10,600	86,839
Yunnan Energy New Material Co. Ltd. Class A	36,683	205,939
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A (a)	42,100	63,089
Yunnan Tin Co. Ltd. Class A	54,400	108,195
Yunnan Yuntianhua Co. Ltd. Class A	53,700	137,053
Yusys Technologies Co. Ltd. Class A	28,320	52,151
Yutong Heavy Industries Co. Ltd. Class A	128,300	144,550
Zai Lab Ltd. (a) (b)	824,890	1,359,631
Zangge Mining Co. Ltd. Class A	63,200	258,966
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	15,400	489,125

See accompanying notes to financial statements.
75

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Zhaojin Mining Industry Co. Ltd. Class H	837,000	$ 1,135,756
Zhefu Holding Group Co. Ltd. Class A	1,946,200	847,060
Zhejiang Akcome New Energy Technology Co. Ltd. (a)	599,000	157,579
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A (a)	398,226	413,013
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	71,260	100,112
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	456,100	299,024
Zhejiang Cfmoto Power Co. Ltd. Class A	15,224	249,484
Zhejiang Chengchang Technology Co. Ltd. Class A	20,900	161,779
Zhejiang China Commodities City Group Co. Ltd. Class A	134,700	162,707
Zhejiang Chint Electrics Co. Ltd. Class A	175,900	488,423
Zhejiang Communications Technology Co. Ltd. Class A	624,740	312,353
Zhejiang Crystal-Optech Co. Ltd. Class A	462,100	904,419
Zhejiang Dafeng Industry Co. Ltd. Class A	81,500	120,110
Zhejiang Dahua Technology Co. Ltd. Class A	221,100	567,032
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	78,900	121,821
Zhejiang Dingli Machinery Co. Ltd. Class A	35,000	270,343
Zhejiang Expressway Co. Ltd. Class H	4,443,940	2,850,408
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	21,100	131,417
Zhejiang HangKe Technology, Inc. Co. Class A	101,973	297,896
Zhejiang Hechuan Technology Corp. Ltd. Class A	54,018	216,730
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	243,300	186,319
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	31,500	56,055
Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd. Class A (a)	245,450	207,573
Security Description	Shares	Value
Zhejiang Huayou Cobalt Co. Ltd. Class A	156,600	$ 573,090
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	203,200	219,981
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	78,200	162,208
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	229,800	1,092,598
Zhejiang Jingu Co. Ltd. Class A (a)	475,500	339,905
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	240,220	359,979
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	403,100	255,394
Zhejiang Juhua Co. Ltd. Class A	453,500	1,462,863
Zhejiang Lante Optics Co. Ltd. Class A	83,526	238,830
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (c)	57,700	193,526
Zhejiang Meida Industrial Co. Ltd. Class A	212,600	265,296
Zhejiang Meorient Commerce & Exhibition, Inc. Class A (a)	49,850	276,494
Zhejiang Narada Power Source Co. Ltd. Class A (a)	163,200	255,801
Zhejiang NHU Co. Ltd. Class A	287,988	664,002
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	647,121	331,564
Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	172,400	170,016
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	270,242	893,685
Zhejiang Semir Garment Co. Ltd. Class A	178,600	131,360
Zhejiang Shibao Co. Ltd. Class A (a)	130,300	245,152
Zhejiang Shuanghuan Driveline Co. Ltd. Class A	80,800	256,854
Zhejiang Songyuan Automotive Safety Systems Co. Ltd. Class A	136,100	544,932
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (a)	321,900	277,103
Zhejiang Supor Co. Ltd. Class A	24,277	191,263

See accompanying notes to financial statements.
76

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Zhejiang Tiantie Industry Co. Ltd. Class A	174,800	$ 101,841
Zhejiang Weiming Environment Protection Co. Ltd. Class A	496,941	1,247,760
Zhejiang Weixing New Building Materials Co. Ltd. Class A	209,100	449,281
Zhejiang XCC Group Co. Ltd. Class A	74,800	189,565
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	243,200	312,525
Zhejiang Xinneng Solar Photovoltaic Technology Co. Ltd. Class A	189,000	245,478
Zhejiang Yasha Decoration Co. Ltd. Class A	1,469,225	777,068
Zhejiang Yinlun Machinery Co. Ltd. Class A	92,400	232,133
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A (a)	53,200	131,674
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	38,500	153,514
Zhejiang Yongtai Technology Co. Ltd. Class A	258,360	370,438
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	123,800	148,691
Zhengzhou GL Tech Co. Ltd. Class A	74,400	181,173
Zheshang Securities Co. Ltd. Class A	227,500	354,078
Zhihu, Inc. ADR (a) (b)	370,745	253,553
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (c)	450,700	719,835
Zhongji Innolight Co. Ltd. Class A	55,700	1,186,744
Zhonglu Co. Ltd. Class A (a)	2,000	6,055
Zhongsheng Group Holdings Ltd.	193,000	334,389
Zhuhai Bojay Electronics Co. Ltd. Class A (a)	64,000	297,857
Zhuhai Enpower Electric Co. Ltd. Class A	256,200	614,352
Zhuzhou CRRC Times Electric Co. Ltd. Class H	962,225	3,049,043
Zhuzhou Huarui Precision Cutting Tools Co. Ltd. Class A	28,510	236,667
Zhuzhou Kibing Group Co. Ltd. Class A	51,800	51,298
Zhuzhou Smelter Group Co. Ltd. Class A (a)	589,500	919,927
Zijin Mining Group Co. Ltd. Class A	928,600	2,059,179
Security Description	Shares	Value
Zijin Mining Group Co. Ltd. Class H	8,308,431	$ 16,581,936
ZJAMP Group Co. Ltd. Class A	65,400	86,294
Zkteco Co. Ltd. Class A	35,200	130,950
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	2,102,700	2,325,585
ZTE Corp. Class H	1,699,945	3,388,400
ZTO Express Cayman, Inc. ADR	498,459	10,437,731
ZWSOFT Co. Ltd. Guangzhou Class A	10,428	109,100
		2,273,168,351
COLOMBIA — 0.2%
Banco Davivienda SA Preference Shares	279,184	1,466,253
Banco de Bogota SA	68,528	478,690
Bancolombia SA	356,480	3,161,538
Bancolombia SA ADR	122,897	4,205,535
Bolsa de Valores de Colombia	288,633	742,258
Celsia SA ESP	125,995	128,269
Cementos Argos SA	129,624	289,749
Cementos Argos SA Preference Shares	202,092	389,518
Corp. Financiera Colombiana SA	143,141	492,536
Ecopetrol SA	3,652,145	1,960,598
Empresa de Telecomunicaciones de Bogota (a)	4,282,794	105,262
Grupo Argos SA	68,688	273,312
Grupo Argos SA Preference Shares	257,773	752,262
Grupo Aval Acciones y Valores SA	3,537,905	393,584
Grupo de Inversiones Suramericana SA Preference Shares	142,234	682,237
Grupo Nutresa SA	5,736	68,115
Interconexion Electrica SA ESP	546,747	2,797,919
Procaps Group SA (a)	12,363	38,202
Sociedad Portafolio SA	5,736	9,616
		18,435,453
CZECH REPUBLIC — 0.2%
CEZ AS (b)	281,280	10,055,583
Komercni Banka AS	183,047	6,567,269
		16,622,852
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	3,420,346	5,772,736
EFG Holding S.A.E. (a)	3,220,912	1,199,348
Egypt Kuwait Holding Co. SAE	2,040,203	1,795,379

See accompanying notes to financial statements.
77

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Orascom Investment Holding (a)	105,174	$ 923
QALA For Financial Investments (a)	817,158	46,719
		8,815,105
GREECE — 0.5%
Alpha Services & Holdings SA (a)	1,105,169	1,945,539
Danaos Corp. (b)	6,563	473,849
Diana Shipping, Inc.	69,269	200,187
Eurobank Ergasias Services & Holdings SA Class A (a)	4,512,393	8,684,370
FF Group (a) (d)	5,627	—
Fourlis Holdings SA	176	808
GEK TERNA SA	58,978	1,075,192
Hellenic Exchanges - Athens Stock Exchange SA	314,272	1,853,199
Hellenic Telecommunications Organization SA	259,596	3,832,571
Intralot SA-Integrated Information Systems & Gaming Services (a)	3,255,628	4,106,779
Jumbo SA	106,744	3,078,070
LAMDA Development SA (a)	28,146	205,184
MIG Holdings SA (a)	1,004	4,446
Mytilineos SA	4,491	173,446
National Bank of Greece SA (a)	454,651	3,562,863
OceanPal, Inc. (a)	2,102	5,928
OPAP SA	401,391	7,230,818
Piraeus Financial Holdings SA (a)	782,722	3,276,537
Public Power Corp. SA (a)	71,468	897,667
Safe Bulkers, Inc. (b)	195,418	969,273
Sarantis SA	34,194	433,553
Star Bulk Carriers Corp.	78,666	1,877,757
Tsakos Energy Navigation Ltd.	34,551	877,250
United Maritime Corp. (b)	924	2,421
		44,767,707
HONG KONG — 0.2%
Alibaba Pictures Group Ltd. (a)	23,222,400	1,350,062
C Fiber Optic (a) (d)	88,800	—
CA Cultural Technology Group Ltd. (a)	65,000	208
Chia Tai Enterprises International Ltd. (a)	2,300	247
China Common Rich Renewable Energy Investments Ltd. (a) (d)	856,000	—
China Financial Leasing Group Ltd. (a)	2,000	27
China High Speed Transmission Equipment Group Co. Ltd. (a) (b)	2,181,000	214,576
Security Description	Shares	Value
China Huishan Dairy Holdings Co. Ltd. (a) (d)	310,600	$ —
China Huiyuan Juice Group Ltd. (a) (d)	188,500	—
China Jicheng Holdings Ltd. (a) (c)	1,123	129
China National Culture Group Ltd. (a)	2,300	44
Chong Sing Holdings FinTech Group Ltd. (a) (d)	2,281,618	—
Citychamp Watch & Jewellery Group Ltd. (a)	4,474,000	577,368
Digital China Holdings Ltd.	2,246,000	855,187
Eternity Investment Ltd. (a)	40,574	192
Feiyu Technology International Co. Ltd. (a) (c)	19,500	578
First Shanghai Investments Ltd. (a)	40,000	690
Fortior Technology Shenzhen Co. Ltd. Class A	29,075	410,311
Guotai Junan International Holdings Ltd.	1,843,000	124,806
Gushengtang Holdings Ltd. (b)	57,000	317,539
Hengdeli Holdings Ltd.	17,284,000	309,177
Hua Yin International Holdings Ltd. (a)	185,000	1,418
Huabao International Holdings Ltd. (b)	1,824,651	531,557
Imperial Pacific International Holdings Ltd. (a) (d)	1,043,500	—
King International Investment Ltd. (a)	8,800	87
Kingboard Laminates Holdings Ltd. (b)	1,155,500	854,838
MH Development NPV (a) (d)	10,600	—
National Agricultural Holdings Ltd. (a) (b) (d)	72,000	—
New Provenance Everlasting Holdings Ltd. (a)	5,858,030	7,485
Nine Dragons Paper Holdings Ltd. (a) (b)	3,126,735	1,302,398
Orient Overseas International Ltd.	72,000	860,160
Ozner Water International Holding Ltd. (a) (d)	738,000	—
Pou Sheng International Holdings Ltd.	1,882,000	161,113
Productive Technologies Co. Ltd. (a) (b)	1,618,000	66,155
SIM Technology Group Ltd. (a)	148,000	5,484
Sino Biopharmaceutical Ltd.	14,523,000	5,604,004
Sinopharm Tech Holdings Ltd. (a)	2,800	43
Skyworth Group Ltd.	867,005	327,905

See accompanying notes to financial statements.
78

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Solargiga Energy Holdings Ltd. (a)	148,000	$ 2,988
SSY Group Ltd.	199,740	131,689
Star CM Holdings Ltd. (a)	27,200	25,440
Tech-Pro, Inc. (a) (b) (d)	484,000	—
Time Interconnect Technology Ltd.	1,088,000	243,278
TROOPS, Inc. (a)	46,569	63,800
United Energy Group Ltd. (b)	9,414,000	673,593
United Laboratories International Holdings Ltd.	168,000	192,332
Untrade Real Nutri (a) (d)	199,000	—
Untrade.Chi Ocean Ind (a) (d)	57,625	230
Vision Values Holdings Ltd. (a)	90,000	368
WH Group Ltd. (c)	8,937,721	5,892,664
Xinyi Electric Storage Holdings Ltd. (a)	13,475	2,669
		21,112,839
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	814,615	6,608,875
OTP Bank Nyrt	266,203	12,257,607
Richter Gedeon Nyrt	175,493	4,454,041
		23,320,523
INDIA — 22.3%
360 ONE WAM Ltd.	45,676	369,997
3i Infotech Ltd. (a)	513,406	243,153
Aarti Drugs Ltd.	13,810	71,913
Aarti Industries Ltd.	172,832	1,379,195
Aarti Pharmalabs Ltd.	32,460	169,281
Aavas Financiers Ltd. (a)	25,577	403,470
ABB India Ltd.	31,355	2,391,349
Action Construction Equipment Ltd.	25,395	434,397
Adani Energy Solutions Ltd. (a)	324,011	3,988,635
Adani Enterprises Ltd.	342,027	13,111,052
Adani Green Energy Ltd. (a)	454,128	9,992,422
Adani Ports & Special Economic Zone Ltd.	936,612	15,069,006
Adani Power Ltd. (a)	1,126,984	7,213,022
Adani Total Gas Ltd.	305,718	3,396,337
Adani Wilmar Ltd. (a)	152,355	587,115
Aditya Birla Capital Ltd. GDR (a)	285	599
Aditya Birla Fashion & Retail Ltd. (a)	338,923	835,294
Aegis Logistics Ltd.	63,599	340,595
Affle India Ltd. (a)	27,423	342,514
AGI Greenpac Ltd.	30,236	263,379
AIA Engineering Ltd.	30,521	1,432,779
Ajanta Pharma Ltd.	11,848	316,910
Alembic Pharmaceuticals Ltd.	27,368	323,156
Security Description	Shares	Value
Alkem Laboratories Ltd.	8,903	$ 527,546
Alok Industries Ltd. (a)	3,300,354	1,022,921
Ambuja Cements Ltd.	545,613	4,005,949
Anant Raj Ltd.	1,302,862	4,863,716
Andhra Sugars Ltd.	88,054	97,923
Angel One Ltd.	50,655	1,849,399
Anup Engineering Limited	5,736	217,229
Apar Industries Ltd.	18,658	1,561,252
Apcotex Industries Ltd.	47,058	247,216
APL Apollo Tubes Ltd.	201,841	3,620,324
Apollo Hospitals Enterprise Ltd.	174,798	13,322,813
Aptus Value Housing Finance India Ltd.	119,693	443,669
Asahi India Glass Ltd.	70,443	453,009
Ashapura Minechem Ltd. (a)	266,408	1,200,876
Ashok Leyland Ltd.	1,352,838	2,777,777
Asian Paints Ltd.	480,480	16,400,065
Astral Ltd.	74,788	1,785,577
AstraZeneca Pharma India Ltd.	65,830	4,205,772
Atul Ltd.	13,625	937,793
AU Small Finance Bank Ltd. (c)	279,517	1,893,554
AurionPro Solutions Ltd.	9,647	254,065
Aurobindo Pharma Ltd.	569,544	7,434,921
Avalon Technologies Ltd. (a) (c)	20,265	120,031
Avanti Feeds Ltd.	39,386	228,682
Avenue Supermarts Ltd. (a) (c)	176,832	9,595,287
Axis Bank Ltd.	2,788,719	35,015,096
Bajaj Auto Ltd.	94,620	10,378,561
Bajaj Finance Ltd.	334,379	29,047,804
Bajaj Finserv Ltd.	489,646	9,650,845
Bajaj Hindusthan Sugar Ltd. (a)	2,298,322	800,531
Bajaj Holdings & Investment Ltd.	28,519	2,828,819
Balkrishna Industries Ltd.	83,300	2,314,502
Balrampur Chini Mills Ltd.	748,910	3,250,118
Bandhan Bank Ltd. (c)	1,118,090	2,413,072
Barbeque Nation Hospitality Ltd. (a)	7,874	47,002
BASF India Ltd.	13,671	546,996
Bata India Ltd.	9,262	151,497
Bayer CropScience Ltd.	13,644	859,571
Berger Paints India Ltd.	231,683	1,591,870
Best Agrolife Ltd.	9,407	51,669
BF Investment Ltd. (a)	301,023	1,878,269
Bharat Dynamics Ltd.	29,822	626,422
Bharat Electronics Ltd.	3,600,336	8,698,393
Bharat Forge Ltd.	225,864	3,059,093
Bharat Heavy Electricals Ltd.	2,731,981	8,100,703
Bharat Petroleum Corp. Ltd.	826,320	5,968,348
Bharti Airtel Ltd.	3,266,458	48,118,106
Biocon Ltd.	640,025	2,027,069

See accompanying notes to financial statements.
79

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Birlasoft Ltd.	345,765	$ 3,076,138
Bombay Dyeing & Manufacturing Co. Ltd. (a)	170,780	324,042
Borosil Renewables Ltd. (a)	39,332	234,735
Bosch Ltd.	2,586	931,158
Brightcom Group Ltd. (a)	1,901,094	314,560
Britannia Industries Ltd.	231,441	13,628,664
Camlin Fine Sciences Ltd. (a)	85,612	91,614
Can Fin Homes Ltd.	160,342	1,447,553
Caplin Point Laboratories Ltd.	124,740	1,967,288
Carborundum Universal Ltd.	10,901	165,778
Care Ratings Ltd.	31,888	427,990
Cartrade Tech Ltd. (a)	31,075	237,732
Carysil Ltd.	33,189	390,755
Castrol India Ltd.	398,689	888,897
Ceat Ltd.	15,379	494,621
Central Bank of India Ltd. (a)	527,668	378,341
CG Power & Industrial Solutions Ltd.	796,298	5,164,325
Chalet Hotels Ltd. (a)	106,572	1,128,684
Chambal Fertilisers & Chemicals Ltd.	96,534	395,847
Chennai Petroleum Corp. Ltd.	69,219	752,589
Cholamandalam Investment & Finance Co. Ltd.	418,995	5,810,493
CIE Automotive India Ltd.	16,695	92,440
Cipla Ltd.	824,713	14,802,364
City Union Bank Ltd.	116,260	188,394
Coal India Ltd.	1,654,134	8,609,569
Coforge Ltd.	41,896	2,764,074
Colgate-Palmolive India Ltd.	87,909	2,856,799
Computer Age Management Services Ltd.	2,156	75,371
Container Corp. of India Ltd.	134,637	1,423,978
CORE Education & Technologies Ltd. (a) (d)	9,253	—
Coromandel International Ltd.	88,970	1,146,815
Craftsman Automation Ltd.	1,827	94,521
CreditAccess Grameen Ltd. (a)	58,599	1,012,735
Cressanda Solutions Ltd. (a)	943,360	160,389
CRISIL Ltd.	18,451	1,121,185
Crompton Greaves Consumer Electricals Ltd.	390,811	1,253,463
Cummins India Ltd.	43,170	1,556,066
Cyient Ltd.	36,427	871,929
D B Realty Ltd. (a)	81,659	192,245
Dabur India Ltd.	682,984	4,284,081
Dalmia Bharat Ltd.	24,528	571,171
Data Patterns India Ltd.	26,922	781,812
DCB Bank Ltd.	2,172,145	3,109,668
DCM Shriram Ltd.	39,300	402,530
Security Description	Shares	Value
Deepak Fertilisers & Petrochemicals Corp. Ltd.	55,283	$ 334,141
Deepak Nitrite Ltd.	154,907	3,947,781
Delhivery Ltd. (a)	182,314	973,952
Delta Corp. Ltd.	255,381	338,814
Dhani Services Ltd. (a)	348,723	159,095
Dilip Buildcon Ltd. (c)	18,640	102,115
Dish TV India Ltd. (a)	2,606,257	523,423
Dishman Carbogen Amcis Ltd. (a)	163,733	462,424
Divi's Laboratories Ltd.	134,382	5,551,228
Dixon Technologies India Ltd.	37,614	3,373,094
DLF Ltd.	450,521	4,845,386
Dr Lal PathLabs Ltd. (c)	33,148	899,361
Dr Reddy's Laboratories Ltd. ADR	206,084	15,116,261
Dwarikesh Sugar Industries Ltd. (a)	150,579	125,479
Dynamatic Technologies Ltd.	2,955	264,209
Easy Trip Planners Ltd.	951,973	488,528
Edelweiss Financial Services Ltd.	634,681	483,606
Eicher Motors Ltd.	137,774	6,639,550
EID Parry India Ltd.	64,663	423,088
EKI Energy Services Ltd. (a)	39,339	130,348
Elecon Engineering Co. Ltd.	62,727	713,555
Elgi Equipments Ltd.	230,076	1,659,863
Emami Ltd.	73,768	379,752
Embassy Office Parks REIT	236,974	1,050,184
eMudhra Ltd.	26,284	238,534
Endurance Technologies Ltd. (c)	15,662	343,089
Epigral Ltd.	12,376	162,924
EPL Ltd.	123,682	265,894
Equitas Small Finance Bank Ltd. (c)	185,758	206,132
Era Infra Engineering Ltd. (a) (d)	2,941	—
Escorts Kubota Ltd.	64,360	2,143,185
Eureka Forbes Ltd. (a)	36,138	197,995
Exide Industries Ltd.	132,953	485,487
Fairchem Organics Ltd.	9,177	130,609
FDC Ltd. (a)	280,298	1,427,998
Federal Bank Ltd.	642,136	1,156,426
Fertilisers & Chemicals Travancore Ltd.	41,009	308,763
FIEM Industries Ltd.	10,574	143,613
Fine Organic Industries Ltd.	11,572	559,831
Finolex Cables Ltd.	22,621	271,498
Finolex Industries Ltd.	150,821	445,668
Firstsource Solutions Ltd.	44,545	105,564
Force Motors Ltd.	2,290	198,895
Fortis Healthcare Ltd.	810,140	4,081,662
FSN E-Commerce Ventures Ltd. (a)	549,132	1,066,298
Future Consumer Ltd. (a)	4,966,071	44,658

See accompanying notes to financial statements.
80

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Gabriel India Ltd.	64,551	$ 258,390
GAIL India Ltd.	5,144,676	11,168,054
Gammon India Ltd. (a) (d)	139,302	—
Garden Reach Shipbuilders & Engineers Ltd.	32,186	295,107
Gateway Distriparks Ltd.	1,958,351	2,353,942
GE T&D India Ltd. (a)	47,852	486,682
Genus Power Infrastructures Ltd.	55,995	154,619
Gitanjali Gems Ltd. (a) (d)	3,573	—
Gland Pharma Ltd. (a) (c)	17,454	386,163
Glenmark Pharmaceuticals Ltd.	132,911	1,527,395
GMM Pfaudler Ltd.	10,561	156,498
Godawari Power & Ispat Ltd.	57,469	521,822
Godrej Consumer Products Ltd.	301,886	4,531,050
Godrej Industries Ltd. (a)	822,253	7,714,060
Godrej Properties Ltd. (a)	50,344	1,388,402
Gokaldas Exports Ltd.	73,870	625,219
Granules India Ltd.	618,539	3,190,127
Graphite India Ltd.	132,549	959,203
Grasim Industries Ltd.	353,054	9,682,449
Gravita India Ltd.	12,340	147,772
Great Eastern Shipping Co. Ltd.	12,769	153,292
Grindwell Norton Ltd.	18,159	413,889
GTL Infrastructure Ltd. (a)	10,773,635	206,682
GTL Ltd. (a)	604,798	67,802
Gujarat Ambuja Exports Ltd.	76,734	147,069
Gujarat Fluorochemicals Ltd.	22,815	847,289
Gujarat Gas Ltd.	149,273	974,093
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	44,852	336,165
Gujarat NRE Coke Ltd. (a) (d)	25,505	—
Gujarat State Petronet Ltd.	156,576	669,277
GVK Power & Infrastructure Ltd. (a)	5,267,834	615,825
Happiest Minds Technologies Ltd.	24,818	221,510
Havells India Ltd.	302,303	5,491,311
HBL Power Systems Ltd.	63,469	345,492
HCL Technologies Ltd.	1,557,384	28,822,878
HDFC Asset Management Co. Ltd. (c)	16,463	741,030
HDFC Bank Ltd.	5,926,722	102,890,211
HDFC Life Insurance Co. Ltd. (c)	951,275	7,223,884
HEG Ltd.	36,729	812,087
Hemisphere Properties India Ltd. (a)	205,036	491,555
Hero MotoCorp Ltd.	263,853	14,939,516
HFCL Ltd.	868,641	956,101
Himadri Speciality Chemical Ltd.	503,173	1,823,797
Security Description	Shares	Value
Himatsingka Seide Ltd. (a)	52,184	$ 76,459
Hindalco Industries Ltd.	1,580,159	10,614,599
Hindustan Aeronautics Ltd.	76,782	3,062,902
Hindustan Construction Co. Ltd. (a)	5,479,053	2,075,934
Hindustan Oil Exploration Co. Ltd. (a)	146,750	312,670
Hindustan Petroleum Corp. Ltd.	473,988	2,703,185
Hindustan Unilever Ltd.	1,144,830	31,081,752
Hindustan Zinc Ltd.	39,290	137,699
Hindware Home Innovation Ltd.	42,298	191,045
Hitachi Energy India Ltd.	12,063	1,008,358
Hle Glascoat Ltd.	8,490	41,563
Honeywell Automation India Ltd.	1,874	869,277
ICICI Bank Ltd. ADR	2,977,631	78,639,235
ICICI Lombard General Insurance Co. Ltd. (c)	241,139	4,870,341
ICICI Prudential Life Insurance Co. Ltd. (c)	261,794	1,910,505
ICICI Securities Ltd. (c)	102,332	892,802
IDFC First Bank Ltd. (a)	1,240,748	1,121,698
IDFC Ltd. (a)	655,315	869,799
IFB Industries Ltd. (a)	14,180	256,040
IFCI Ltd. (a)	1,720,197	817,791
IIFL Finance Ltd.	124,378	507,191
IIFL Securities Ltd.	65,108	95,903
India Cements Ltd. (a)	456,746	1,163,189
Indiabulls Enterprises Ltd. (a)	29,442	3,590
Indiabulls Housing Finance Ltd. (e)	360,201	726,859
Indiabulls Housing Finance Ltd. (a) (e)	180,100	182,362
Indiabulls Real Estate Ltd. (a)	580,475	807,003
IndiaMart InterMesh Ltd. (c)	13,122	416,218
Indian Energy Exchange Ltd. (c)	294,230	473,964
Indian Hotels Co. Ltd.	1,513,642	10,728,569
Indian Oil Corp. Ltd.	2,932,400	5,898,026
Indian Overseas Bank (a)	514,925	370,130
Indian Railway Catering & Tourism Corp. Ltd.	118,947	1,325,920
Indian Railway Finance Corp. Ltd. (c)	1,053,641	1,798,337
Indo Count Industries Ltd.	59,259	251,595
Indraprastha Gas Ltd.	346,560	1,790,091
Indus Towers Ltd. (a)	971,808	3,392,487
IndusInd Bank Ltd.	417,319	7,770,707
Infibeam Avenues Ltd.	3,328,287	1,360,806
Info Edge India Ltd.	89,256	5,984,468
Infosys Ltd. ADR (b)	3,833,999	68,743,602
Inox Wind Ltd. (a)	203,921	1,275,324
Intellect Design Arena Ltd.	172,826	2,272,780

See accompanying notes to financial statements.
81

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
InterGlobe Aviation Ltd. (a) (c)	57,315	$ 2,438,666
IOL Chemicals & Pharmaceuticals Ltd.	14,339	62,142
ION Exchange India Ltd.	63,530	385,929
Ipca Laboratories Ltd.	130,655	1,938,461
IRB Infrastructure Developers Ltd.	655,064	459,866
ITC Ltd.	2,673,485	13,730,851
IVRCL Ltd. (a) (d)	5,304,684	—
Jain Irrigation Systems Ltd. (a)	784,654	460,053
Jaiprakash Associates Ltd. (a)	3,263,763	702,432
Jaiprakash Power Ventures Ltd. (a)	13,188,344	2,411,465
Jammu & Kashmir Bank Ltd.	106,610	171,542
JB Chemicals & Pharmaceuticals Ltd.	41,305	817,359
JBM Auto Ltd.	27,242	589,295
Jet Airways India Ltd. (a)	232,351	137,206
Jindal Saw Ltd.	229,365	1,189,967
Jindal Stainless Ltd.	291,248	2,425,073
Jindal Steel & Power Ltd.	353,252	3,596,582
Jio Financial Services Ltd. (a)	2,814,664	11,938,340
JK Cement Ltd.	11,882	580,712
JK Paper Ltd.	45,558	176,136
JK Tyre & Industries Ltd.	113,410	587,498
JM Financial Ltd.	184,945	165,647
Johnson Controls-Hitachi Air Conditioning India Ltd. (a)	4,204	48,093
JSW Energy Ltd.	511,615	3,244,425
JSW Steel Ltd.	954,352	9,499,752
JTEKT India Ltd.	61,240	128,607
JTL Industries Ltd.	142,629	313,381
Jubilant Foodworks Ltd.	569,518	3,064,994
Jubilant Ingrevia Ltd.	87,097	472,753
Jubilant Pharmova Ltd.	94,206	643,722
Jupiter Wagons Ltd.	152,406	683,705
Just Dial Ltd. (a)	50,267	484,062
Jyoti Resins & Adhesives Ltd.	5,903	100,362
Kalyan Jewellers India Ltd.	77,561	397,837
Kansai Nerolac Paints Ltd.	18,745	58,942
Kaynes Technology India Ltd. (a)	22,232	765,555
KEI Industries Ltd.	175,204	7,268,017
Kirloskar Brothers Ltd.	27,185	356,931
Kirloskar Ferrous Industries Ltd.	41,041	268,013
Kirloskar Industries Ltd.	2,383	117,564
Kirloskar Oil Engines Ltd.	36,596	377,116
Kotak Mahindra Bank Ltd.	1,316,448	28,182,823
KPI Green Energy Ltd. (c)	54,336	992,221
KPIT Technologies Ltd.	287,045	5,115,718
L&T Finance Holdings Ltd.	114,650	217,540
Security Description	Shares	Value
L&T Technology Services Ltd. (c)	28,683	$ 1,885,541
Lanco Infratech Ltd. (a) (d)	15,749,074	—
Larsen & Toubro Ltd. GDR	1,146,076	51,917,243
Laurus Labs Ltd. (c)	262,516	1,234,953
Laxmi Organic Industries Ltd.	24,232	68,336
Lemon Tree Hotels Ltd. (a) (c)	496,042	776,455
LIC Housing Finance Ltd.	490,122	3,590,300
Linde India Ltd.	45,693	3,511,161
Lloyds Engineering Works Ltd.	729,258	428,885
Lloyds Metals & Energy Ltd. (a)	130,565	943,907
LTIMindtree Ltd. (c)	92,430	5,472,933
Lumax Auto Technologies Ltd.	74,290	430,406
Lupin Ltd.	298,069	5,778,220
LUX Industries Ltd.	79,216	1,020,422
Macrotech Developers Ltd. (c)	131,231	1,787,221
Magellanic Cloud Ltd.	21,167	120,856
Mahanagar Gas Ltd.	9,221	150,810
Mahanagar Telephone Nigam Ltd. (a)	881,552	346,691
Mahindra & Mahindra Financial Services Ltd.	850,863	2,844,286
Mahindra & Mahindra Ltd. GDR	1,472,038	34,298,485
Maithan Alloys Ltd.	16,983	199,636
MakeMyTrip Ltd. (a) (b)	54,421	3,866,612
Manappuram Finance Ltd.	536,490	1,113,794
Mangalore Refinery & Petrochemicals Ltd.	279,405	732,160
Manpasand Beverages Ltd. (a) (d)	64,129	2,249
Marico Ltd.	362,574	2,161,467
Marksans Pharma Ltd.	2,306,603	4,200,989
Maruti Suzuki India Ltd.	183,021	27,650,594
Max Financial Services Ltd. (a)	175,274	2,106,167
Max Healthcare Institute Ltd.	608,457	5,981,522
Mazagon Dock Shipbuilders Ltd.	25,686	574,099
Metropolis Healthcare Ltd. (c)	21,561	445,581
Minda Corp. Ltd.	85,695	429,181
Morepen Laboratories Ltd. (a)	251,521	126,812
Motherson Sumi Wiring India Ltd.	1,687,776	1,337,634
Mphasis Ltd.	42,640	1,220,904
MRF Ltd.	4,690	7,500,814
Multi Commodity Exchange of India Ltd.	62,399	2,506,060
Muthoot Finance Ltd.	109,447	1,942,757
Natco Pharma Ltd.	5,907	67,429

See accompanying notes to financial statements.
82

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
National Aluminium Co. Ltd.	1,003,597	$ 1,835,661
Navin Fluorine International Ltd.	56,576	2,112,582
Nazara Technologies Ltd. (a)	43,746	352,187
NCC Ltd.	500,767	1,395,081
Nestle India Ltd.	372,035	11,697,563
Network18 Media & Investments Ltd. (a)	373,089	385,603
Neuland Laboratories Ltd.	4,880	369,918
NHPC Ltd.	604,222	649,845
NIIT Learning Systems Ltd.	140,008	850,599
NIIT Ltd.	138,404	175,240
Nippon Life India Asset Management Ltd. (c)	162,078	915,597
NMDC Ltd.	616,663	1,491,703
NMDC Steel Ltd. (a)	491,329	322,241
NTPC Ltd.	4,223,939	17,006,669
Nuvama Wealth Management Ltd. (a)	6,199	347,230
Oberoi Realty Ltd.	61,040	1,080,134
Oil & Natural Gas Corp. Ltd.	6,176,399	19,850,529
Oil India Ltd.	246,025	1,770,648
Olectra Greentech Ltd.	31,436	711,831
One 97 Communications Ltd. (a)	192,078	927,313
Opto Circuits India Ltd. (a)	3,157,839	68,153
Orient Electric Ltd.	156,591	362,552
Orissa Minerals Development Co. Ltd. (a)	13,596	963,942
Page Industries Ltd.	7,030	2,903,872
Paisalo Digital Ltd.	689,772	501,186
Patanjali Foods Ltd.	60,066	963,908
Patel Engineering Ltd. (a)	171,729	117,159
PB Fintech Ltd. (a)	230,878	3,112,192
PC Jeweller Ltd. (a)	215,145	138,782
PCBL Ltd.	219,566	704,749
Persistent Systems Ltd.	61,522	2,939,210
Petronet LNG Ltd.	905,606	2,857,894
Pfizer Ltd.	28,047	1,410,698
PG Electroplast Ltd. (a)	9,964	198,557
Phoenix Mills Ltd.	53,935	1,799,590
PI Industries Ltd.	57,628	2,672,332
Pidilite Industries Ltd.	184,191	6,657,841
Piramal Enterprises Ltd.	89,922	915,743
Piramal Pharma Ltd. (a)	397,842	614,872
PNB Housing Finance Ltd. (a) (c)	34,800	262,807
Poly Medicure Ltd.	6,601	125,779
Polycab India Ltd.	8,899	540,433
Poonawalla Fincorp Ltd.	172,091	960,709
Power Finance Corp. Ltd.	335,896	1,571,696
Power Grid Corp. of India Ltd.	4,420,452	14,676,097
Praj Industries Ltd.	91,987	587,806
Prakash Industries Ltd. (a)	418,895	835,002
Prestige Estates Projects Ltd.	103,950	1,458,248
Security Description	Shares	Value
Pricol Ltd. (a)	140,606	$ 656,479
Prism Johnson Ltd. (a)	183,785	393,561
Procter & Gamble Health Ltd.	9,605	542,413
PS IT Infrastructure & Services Ltd. (a) (d)	620,932	67,750
PTC India Ltd.	1,413,267	3,150,949
Punj Lloyd Ltd. (a) (d)	739,833	—
Quess Corp. Ltd. (c)	124,468	776,633
Radico Khaitan Ltd.	189,208	3,919,596
Rail Vikas Nigam Ltd.	347,924	1,055,004
Rain Industries Ltd.	281,882	509,333
Rajesh Exports Ltd. (a)	232,336	734,176
Rajratan Global Wire Ltd.	16,098	112,123
Rallis India Ltd.	154,814	464,985
Ramkrishna Forgings Ltd.	85,988	712,679
Rategain Travel Technologies Ltd. (a)	76,652	658,875
RattanIndia Enterprises Ltd. (a)	1,066,322	884,739
RattanIndia Power Ltd. (a)	9,066,099	896,799
Raymond Ltd.	84,047	1,822,274
RBL Bank Ltd. (c)	394,553	1,136,789
REC Ltd.	454,314	2,456,708
Redington Ltd.	427,581	1,068,664
Redtape Ltd. (a)	68,198	538,004
Refex Industries Ltd.	224,225	360,792
REI Agro Ltd. (a) (d)	1,873,023	—
Relaxo Footwears Ltd.	69,067	676,820
Reliance Industries Ltd. GDR (c)	1,879,778	134,216,149
Reliance Infrastructure Ltd. (a)	534,657	1,736,942
Reliance Power Ltd. (a)	4,298,352	1,455,933
Religare Enterprises Ltd. (a)	157,614	395,441
ReNew Energy Global PLC Class A (a) (b)	81,404	488,424
Repco Home Finance Ltd.	67,143	322,583
Responsive Industries Ltd.	49,308	164,178
RITES Ltd.	76,009	604,955
Rolta India Ltd. (a)	1,732,841	92,457
Route Mobile Ltd.	30,466	585,284
Safari Industries India Ltd.	11,439	236,694
Saksoft Ltd.	24,938	76,561
Samvardhana Motherson International Ltd.	2,120,653	2,977,470
Sandur Manganese & Iron Ores Ltd.	59,538	256,563
Sanghvi Movers Ltd.	40,613	658,408
Sarda Energy & Minerals Ltd.	152,826	371,701
SBI Cards & Payment Services Ltd.	220,863	1,807,500
SBI Life Insurance Co. Ltd. (c)	347,104	6,243,731
Schaeffler India Ltd.	25,072	845,133

See accompanying notes to financial statements.
83

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Schneider Electric Infrastructure Ltd. (a)	347,658	$ 3,089,020
Sequent Scientific Ltd. (a)	1,107,208	1,533,318
Shankara Building Products Ltd.	70,927	545,246
Sharda Cropchem Ltd.	29,770	114,632
Share India Securities Ltd.	6,388	122,965
Shilpa Medicare Ltd. (a)	155,770	860,165
Shivalik Bimetal Controls Ltd.	22,455	139,828
Shree Cement Ltd.	6,775	2,086,284
Shree Renuka Sugars Ltd. (a)	1,348,703	641,989
Shriram Finance Ltd.	227,235	6,429,413
Siemens Ltd.	183,904	11,849,876
Sintex Plastics Technology Ltd. (a)	102,157	1,164
SJS Enterprises Ltd. (a)	46,710	341,998
Sobha Ltd.	11,523	200,161
Solar Industries India Ltd.	7,440	783,384
Solara Active Pharma Sciences Ltd. (a)	119,266	530,460
Sona Blw Precision Forgings Ltd. (c)	260,042	2,201,093
SRF Ltd.	116,286	3,569,692
Star Health & Allied Insurance Co. Ltd. (a)	26,465	172,446
State Bank of India GDR	250,945	22,760,711
Steel Authority of India Ltd.	1,406,071	2,263,302
Steel Strips Wheels Ltd.	128,340	339,922
Sterling & Wilson Renewable (a)	30,457	191,081
Sterlite Technologies Ltd.	226,273	300,603
Strides Pharma Science Ltd.	234,194	2,203,436
Subex Ltd. (a)	300,932	108,426
Sudarshan Chemical Industries Ltd.	71,253	521,139
Sumitomo Chemical India Ltd.	38,810	161,820
Sun Pharma Advanced Research Co. Ltd. (a)	296,933	1,311,237
Sun Pharmaceutical Industries Ltd.	1,523,627	29,604,793
Sun TV Network Ltd.	175,428	1,262,560
Sundaram Finance Ltd.	34,117	1,692,995
Sundram Fasteners Ltd.	86,718	1,137,074
Sunflag Iron & Steel Co. Ltd. (a)	64,703	144,414
Supreme Industries Ltd.	42,916	2,177,742
Suryoday Small Finance Bank Ltd. (a)	93,853	181,061
Suven Life Sciences Ltd. (a)	766,833	919,436
Suven Pharmaceuticals Ltd. (a)	529,323	4,297,288
Suzlon Energy Ltd. (a)	10,037,284	4,862,040
Swan Energy Ltd.	356,566	2,864,199
Symphony Ltd.	23,994	243,831
Security Description	Shares	Value
Syngene International Ltd. (c)	94,470	$ 795,778
Syrma SGS Technology Ltd.	30,059	167,734
Tanla Platforms Ltd.	66,214	650,767
TARC Ltd. (a)	1,644,698	2,755,871
Tarsons Products Ltd. (a)	34,234	161,560
Tata Communications Ltd.	234,645	5,656,069
Tata Consultancy Services Ltd.	1,203,594	55,939,467
Tata Consumer Products Ltd.	536,516	7,051,693
Tata Elxsi Ltd.	60,737	5,669,454
Tata Motors Ltd.	1,428,108	16,999,798
Tata Power Co. Ltd.	3,372,687	15,940,928
Tata Steel Ltd.	8,345,254	15,594,351
Tata Teleservices Maharashtra Ltd. (a)	837,327	742,930
TCNS Clothing Co. Ltd. (a) (c)	17,669	72,464
TeamLease Services Ltd. (a)	23,787	781,639
Tech Mahindra Ltd.	709,548	10,618,229
Technocraft Industries India Ltd. (a)	11,025	261,353
Tejas Networks Ltd. (a) (c)	272,894	2,147,749
Texmaco Rail & Engineering Ltd.	131,940	260,708
Thermax Ltd.	20,618	1,036,394
Thirumalai Chemicals Ltd.	46,135	129,412
Thyrocare Technologies Ltd. (c)	115,485	816,886
Tide Water Oil Co. India Ltd.	16,121	270,125
Timken India Ltd.	33,078	1,134,097
Titagarh Rail System Ltd.	76,545	843,438
Titan Co. Ltd.	434,587	19,810,112
Torrent Pharmaceuticals Ltd.	72,229	2,252,196
Torrent Power Ltd.	57,466	935,655
Trent Ltd.	178,633	8,455,899
Trident Ltd.	2,108,847	924,173
Triveni Turbine Ltd.	20,450	131,597
Tube Investments of India Ltd.	103,132	4,620,521
TV18 Broadcast Ltd. (a)	436,437	242,807
TVS Motor Co. Ltd.	153,810	3,968,419
Ujjivan Financial Services Ltd.	114,317	652,985
UltraTech Cement Ltd.	139,623	16,320,920
Union Bank of India Ltd.	95,264	175,331
United Breweries Ltd.	123,272	2,565,799
United Spirits Ltd.	545,347	7,416,562
UNO Minda Ltd.	250,789	2,059,024
UPL Ltd.	589,349	3,222,243
Usha Martin Ltd.	343,083	1,309,147
UTI Asset Management Co. Ltd.	46,822	456,417
VA Tech Wabag Ltd. (a)	141,670	1,296,819
Vaibhav Global Ltd.	146,583	640,271
Vakrangee Ltd.	630,252	150,002
Vardhman Textiles Ltd.	70,027	371,367

See accompanying notes to financial statements.
84

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Varun Beverages Ltd.	315,793	$ 5,295,622
Vedanta Ltd.	1,174,524	3,825,538
Venky's India Ltd.	19,801	365,441
Venus Pipes & Tubes Ltd. (c)	13,223	300,045
Vesuvius India Ltd.	4,809	191,253
Videocon Industries Ltd. (a) (d)	1,170,924	—
Vinati Organics Ltd.	13,844	244,105
VIP Industries Ltd.	114,895	723,927
VL E-Governance & IT Solutions Ltd. (a)	60,356	36,690
V-Mart Retail Ltd. (a)	30,277	781,933
Vodafone Idea Ltd. (a)	10,415,742	1,654,730
Voltamp Transformers Ltd.	2,103	243,854
Voltas Ltd.	120,391	1,592,968
VST Industries Ltd.	32,655	1,397,780
Welspun Corp. Ltd.	156,566	967,526
Welspun Living Ltd.	268,344	442,722
Westlife Foodworld Ltd.	115,292	1,112,037
Wheels India Ltd.	11,591	83,101
Whirlpool of India Ltd.	6,430	94,169
Wipro Ltd. ADR (b)	2,385,694	13,717,740
Wockhardt Ltd. (a)	201,078	1,412,085
Yes Bank Ltd. (a)	9,653,053	2,685,181
Zee Entertainment Enterprises Ltd. (a)	962,706	1,599,268
Zen Technologies Ltd.	28,985	332,414
Zensar Technologies Ltd.	85,497	621,987
Zomato Ltd. (a)	4,419,099	9,648,607
Zydus Lifesciences Ltd.	154,173	1,862,128
		1,912,706,556
INDONESIA — 2.2%
Adaro Energy Indonesia Tbk. PT	11,847,700	2,017,584
Adaro Minerals Indonesia Tbk. PT (a)	7,819,000	646,035
Alam Sutera Realty Tbk. PT (a)	15,312,200	151,625
Allo Bank Indonesia Tbk. PT (a)	1,433,200	105,309
Aneka Tambang Tbk. PT	3,439,500	347,096
Astra International Tbk. PT	26,744,851	8,687,227
Astrindo Nusantara Infrastructure Tbk. PT (a)	53,470,900	276,545
Avia Avian Tbk. PT	9,441,400	327,516
Bank Aladin Syariah Tbk. PT (a)	890,600	60,384
Bank Artha Graha Internasional Tbk. PT (a)	16,375,400	71,265
Bank BTPN Syariah Tbk. PT	981,700	83,898
Bank Central Asia Tbk. PT	60,810,748	38,641,961
Bank Danamon Indonesia Tbk. PT	5,434,618	1,021,454
Bank Ganesha Tbk. PT (a)	17,391,500	75,687
Bank Ina Perdana PT (a)	667,100	176,715
Bank Jago Tbk. PT (a)	4,671,900	786,753
Security Description	Shares	Value
Bank Mandiri Persero Tbk. PT	55,530,174	$ 25,392,227
Bank MNC Internasional Tbk. PT (a)	16,105,300	50,789
Bank Negara Indonesia Persero Tbk. PT	8,227,300	3,061,562
Bank Neo Commerce Tbk. PT (a)	7,752,333	135,929
Bank Pan Indonesia Tbk. PT (a)	4,187,000	303,693
Bank Rakyat Indonesia Persero Tbk. PT	84,471,867	32,233,037
Bank Raya Indonesia Tbk. PT (a)	44,400	812
Bank Syariah Indonesia Tbk. PT	1,358,114	232,134
Barito Pacific Tbk. PT	48,218,796	2,873,968
Bekasi Fajar Industrial Estate Tbk. PT (a)	9,735,300	78,595
BFI Finance Indonesia Tbk. PT	3,735,200	315,684
Bukalapak.com Tbk. PT (a)	68,562,400	657,300
Bumi Resources Minerals Tbk. PT (a)	83,940,360	794,138
Bumi Resources Tbk. PT (a)	139,887,700	741,127
Bumi Serpong Damai Tbk. PT (a)	8,097,900	503,086
Chandra Asri Pacific Tbk. PT	5,576,156	2,048,635
Charoen Pokphand Indonesia Tbk. PT	8,893,000	2,944,702
Ciputra Development Tbk. PT	12,609,052	1,033,855
Citra Marga Nusaphala Persada Tbk. PT (a)	3,290,341	327,893
Dharma Polimetal Tbk. PT	2,929,700	197,715
Digital Mediatama Maxima Tbk. PT (a)	11,100	86
Elang Mahkota Teknologi Tbk. PT	30,034,600	825,928
Energi Mega Persada Tbk. PT (a)	9,141,300	124,536
FKS Food Sejahtera Tbk. PT (a)	74,000	583
Garuda Indonesia Persero Tbk. PT (a)	18,747,800	65,035
Global Mediacom Tbk. PT (a)	22,200	347
GoTo Gojek Tokopedia Tbk. PT (a)	877,350,300	3,818,175
Harum Energy Tbk. PT (a)	2,388,700	203,390
Indah Kiat Pulp & Paper Tbk. PT	1,711,300	1,033,472
Indo Tambangraya Megah Tbk. PT	68,500	115,355
Indocement Tunggal Prakarsa Tbk. PT	1,165,800	643,377
Indofood Sukses Makmur Tbk. PT	11,547,718	4,643,122

See accompanying notes to financial statements.
85

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Indosat Tbk. PT	5,164,700	$ 3,640,210
Indosterling Technomedia Tbk. PT (a)	594,000	1,873
Japfa Comfeed Indonesia Tbk. PT	2,344,500	175,967
Kalbe Farma Tbk. PT	42,333,161	3,938,279
Kawasan Industri Jababeka Tbk. PT (a)	10,429,331	82,224
Lippo Cikarang Tbk. PT (a)	7,400	280
Lippo Karawaci Tbk. PT (a)	83,845,430	359,602
Matahari Department Store Tbk. PT	731,800	81,234
Matahari Putra Prima Tbk. PT (a)	66,600	210
Mayora Indah Tbk. PT	12,438,907	1,992,736
MD Pictures Tbk. PT (a)	1,681,900	465,692
Medco Energi Internasional Tbk. PT	26,763,229	2,413,839
Media Nusantara Citra Tbk. PT	29,600	631
Mega Manunggal Property Tbk. PT (a)	62,900	1,214
Merdeka Copper Gold Tbk. PT (a)	12,956,168	1,863,139
Mitra Keluarga Karyasehat Tbk. PT	3,310,200	572,056
MNC Asia Holding Tbk. PT (a)	51,904,400	163,685
MNC Digital Entertainment Tbk. PT (a)	996,100	182,194
Modernland Realty Tbk. PT (a)	201,000	634
Multipolar Tbk. PT (a)	77,700	250
Net Visi Media Tbk. PT (a)	25,900	60
Pabrik Kertas Tjiwi Kimia Tbk. PT	705,038	316,833
Pakuwon Jati Tbk. PT	11,552,600	308,944
Pantai Indah Kapuk Dua Tbk. PT (a)	1,579,200	555,285
Perusahaan Gas Negara Tbk. PT	28,576,900	2,451,251
Petrindo Jaya Kreasi Tbk. PT (a)	1,559,300	487,804
Pollux Properties Indonesia Tbk. PT (a)	44,400	392
Quantum Clovera Investama Tbk. PT (a)	53,381,600	114,473
Samudera Indonesia Tbk. PT	9,076,100	175,168
Semen Indonesia Persero Tbk. PT	2,105,154	783,375
Sigmagold Inti Perkasa Tbk. PT (a) (d)	1,312,600	—
Smartfren Telecom Tbk. PT (a)	106,095,000	334,579
Sumber Alfaria Trijaya Tbk. PT	17,817,300	3,270,157
Summarecon Agung Tbk. PT	10,231,911	342,032
Security Description	Shares	Value
Surya Citra Media Tbk. PT	22,533,400	$ 200,392
Surya Esa Perkasa Tbk. PT (a)	10,220,800	435,133
Telkom Indonesia Persero Tbk. PT	63,537,400	13,905,694
Tower Bersama Infrastructure Tbk. PT	377,400	44,750
Transcoal Pacific Tbk. PT	756,500	347,117
Trimegah Bangun Persada Tbk. PT	1,669,400	92,130
Unilever Indonesia Tbk. PT	6,847,100	1,166,015
United Tractors Tbk. PT	3,245,522	4,948,628
Vale Indonesia Tbk. PT	1,366,600	350,808
Wir Asia Tbk. PT (a)	7,965,200	51,745
		185,496,055
KUWAIT — 0.9%
A'ayan Leasing & Investment Co. KSCP	1,652,788	977,917
Agility Public Warehousing Co. KSC (a)	1,302,313	2,819,702
Al Ahli Bank of Kuwait KSCP	269,653	222,665
Al Mazaya Holding Co. KSCP (a)	2,111,592	552,611
Alimtiaz Investment Group KSC (a)	633,617	97,432
Arabi Group Holding KSC (a)	255,229	418,191
Boubyan Bank KSCP	1,286,695	2,593,468
Boubyan Petrochemicals Co. KSCP	771,055	1,549,129
Burgan Bank SAK	438,377	295,007
Gulf Bank KSCP	2,399,298	2,293,217
Gulf Cables & Electrical Industries Group Co. KSCP	63,314	275,815
Heavy Engineering & Ship Building Co. KSCP Class B	199,277	507,910
Humansoft Holding Co. KSC	259,796	2,815,020
Integrated Holding Co. KCSC	510,015	880,422
Jazeera Airways Co. KSCP	66,734	256,002
Kuwait Finance House KSCP	5,785,595	15,047,061
Kuwait Projects Co. Holding KSCP (a)	452,605	179,512
Kuwait Real Estate Co. KSC	6,009,058	4,395,442
Mabanee Co. KPSC	692,934	1,781,895
Mezzan Holding Co. KSCC	41,826	89,472
Mobile Telecommunications Co. KSCP	1,199,582	1,914,807
National Bank of Kuwait SAKP	8,909,154	27,804,902
National Industries Group Holding SAK	2,235,298	1,598,718
National Investments Co. KSCP	2,819,193	2,428,759

See accompanying notes to financial statements.
86

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Warba Bank KSCP	2,937,563	$ 1,776,290
		73,571,366
MALAYSIA — 1.9%
Aeon Co. M Bhd.	9,528,648	2,214,560
AEON Credit Service M Bhd.	476,100	615,621
Alliance Bank Malaysia Bhd.	8,467,221	6,583,430
ATA IMS Bhd. (a)	887,700	52,516
Axiata Group Bhd.	3,350,938	1,904,505
Bahvest Resources Bhd. (a)	3,095,700	327,034
Bintulu Port Holdings Bhd.	94	113
Bursa Malaysia Bhd.	2,714,547	4,278,580
Capitaland Malaysia Trust REIT	3,486,640	464,100
Carlsberg Brewery Malaysia Bhd. Class B	737,320	2,863,288
CELCOMDIGI Bhd.	10,007,829	8,901,957
Chin Hin Group Bhd. (a)	535,400	493,206
CIMB Group Holdings Bhd.	7,539,179	10,433,472
D&O Green Technologies Bhd.	432,200	285,820
Dagang NeXchange Bhd. (a)	3,781,600	275,650
Datasonic Group Bhd.	4,682,500	435,305
Dialog Group Bhd.	7,418,606	3,526,698
Frontken Corp. Bhd.	1,818,050	1,486,553
Gamuda Bhd.	2,350,489	2,617,172
GDEX Bhd.	1,565,000	59,518
Genetec Technology Bhd. (a)	478,700	205,316
Genting Bhd.	6,149,600	6,132,709
Genting Malaysia Bhd.	1,405,300	810,579
George Kent Malaysia Bhd.	615,900	61,161
Globetronics Technology Bhd.	1,401,100	438,121
Greatech Technology Bhd. (a)	449,000	445,869
Hartalega Holdings Bhd. (a)	2,118,000	1,230,615
Hextar Industries Bhd.	1,407,200	111,494
Hong Leong Bank Bhd.	176,000	719,915
IHH Healthcare Bhd.	2,340,000	2,981,238
IJM Corp. Bhd.	1,354,700	692,663
Inari Amertron Bhd.	2,600,900	1,736,498
IOI Corp. Bhd.	10,021,562	8,363,653
IOI Properties Group Bhd.	9,449,762	4,492,281
Karex Bhd.	3,697,700	617,195
KLCCP Stapled Group REIT	1,403,300	2,205,906
KNM Group Bhd. (a)	6,686,621	120,085
Kossan Rubber Industries Bhd.	1,675,100	693,682
KPJ Healthcare Bhd.	3,543,180	1,422,363
Kuala Lumpur Kepong Bhd.	19,283	90,854
Lingkaran Trans Kota Holdings Bhd. (a)	672,300	72,443
Magni-Tech Industries Bhd.	346,300	162,431
Magnum Bhd.	7,549,643	1,818,422
Malayan Banking Bhd.	6,545,691	13,345,852
Malaysia Airports Holdings Bhd.	485,303	1,015,107
Security Description	Shares	Value
Malaysian Pacific Industries Bhd.	201,600	$ 1,290,615
Malaysian Resources Corp. Bhd.	18,755,859	2,615,438
Maxis Bhd.	233,600	166,328
Mega First Corp. Bhd.	475,000	435,559
MISC Bhd.	257,900	416,847
MPHB Capital Bhd.	3,327,030	857,591
Muda Holdings Bhd.	417,900	126,262
My EG Services Bhd.	5,922,703	988,577
Oppstar Bhd.	334,500	72,794
OSK Holdings Bhd.	14,820,042	4,602,887
Padini Holdings Bhd.	405,700	291,439
Pavilion Real Estate Investment Trust	3,060,400	827,659
Pentamaster Corp. Bhd.	1,183,250	1,110,000
Petronas Chemicals Group Bhd.	2,637,600	3,783,922
Petronas Dagangan Bhd.	496,800	2,256,750
Petronas Gas Bhd.	274,700	1,018,009
PMB Technology Bhd. (a)	450,600	249,434
Pos Malaysia Bhd. (a)	2,074,100	210,346
PPB Group Bhd.	57,800	190,509
Press Metal Aluminium Holdings Bhd.	2,571,300	2,531,641
Public Bank Bhd.	17,975,200	15,988,927
Rapid Synergy Bhd. (a)	190,100	31,128
RHB Bank Bhd.	699,152	833,133
Sime Darby Bhd.	2,353,824	1,293,037
Sime Darby Plantation Bhd.	2,305,887	2,119,292
Sime Darby Property Bhd.	594,824	115,622
SKP Resources Bhd.	1,076,625	204,725
SP Setia Bhd. Group	372,063	111,627
Sports Toto Bhd.	5,006,321	1,470,270
Sunway Real Estate Investment Trust	3,286,900	1,048,641
Supermax Corp. Bhd.	2,973,168	511,965
Telekom Malaysia Bhd.	1,667,747	2,117,718
Tenaga Nasional Bhd.	2,356,000	5,595,064
TIME dotCom Bhd.	60,900	66,780
Top Glove Corp. Bhd. (a)	5,464,700	923,676
Uchi Technologies Bhd.	121,300	98,926
UEM Edgenta Bhd.	1,420,900	285,201
UEM Sunrise Bhd.	9,460,088	2,418,489
Unisem M Bhd.	215,400	172,939
Velesto Energy Bhd. (a)	1,354,163	82,972
ViTrox Corp. Bhd.	477,400	770,618
VS Industry Bhd.	8,267,900	1,458,630
WCT Holdings Bhd.	19,347,126	2,227,801
YTL Corp. Bhd.	3,775,970	2,082,248
YTL Power International Bhd.	1,212,500	968,360
		164,845,946
MEXICO — 2.8%
Alfa SAB de CV Class A (b)	5,584,312	4,155,877

See accompanying notes to financial statements.
87

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
America Movil SAB de CV (b)	23,751,890	$ 22,263,266
Axtel SAB de CV (a) (b)	4,006,727	207,547
Betterware de Mexico SAPI de CV (b)	65,783	1,314,344
Cemex SAB de CV (a) (b)	18,532,533	16,356,416
Coca-Cola Femsa SAB de CV (b)	1,003,458	9,682,169
Consorcio ARA SAB de CV (b)	3,890,866	746,724
El Puerto de Liverpool SAB de CV Class C1 (b)	511,444	4,437,279
Fibra Uno Administracion SA de CV REIT	3,364,489	5,588,674
Fomento Economico Mexicano SAB de CV	2,105,928	27,320,969
Gruma SAB de CV Class B (b)	11,274	210,724
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	438,664	7,046,651
Grupo Aeroportuario del Sureste SAB de CV Class B	326,722	10,306,974
Grupo Bimbo SAB de CV Class A (b)	2,113,486	9,977,604
Grupo Elektra SAB de CV (b)	55,794	3,868,346
Grupo Financiero Banorte SAB de CV Class O	2,855,450	30,298,598
Grupo Financiero Inbursa SAB de CV Class O (a) (b)	3,032,018	9,326,761
Grupo Mexico SAB de CV Class B	3,596,728	21,234,041
Grupo Televisa SAB (b)	3,995,944	2,495,399
Industrias CH SAB de CV Class B (a) (b)	293,443	3,370,179
Industrias Penoles SAB de CV (a) (b)	254,234	3,593,927
Kimberly-Clark de Mexico SAB de CV Class A	2,934,487	6,814,637
Nemak SAB de CV (a) (b) (c)	2,636,665	521,884
Operadora De Sites Mexicanos SAB de CV (b)	2,805,430	3,409,369
Orbia Advance Corp. SAB de CV	131,425	274,604
Sare Holding SAB de CV Class B (a) (d)	1,493,393	—
Southern Copper Corp. (b)	102,852	10,955,795
TV Azteca SAB de CV (a) (b)	7,680,384	231,034
Urbi Desarrollos Urbanos SAB de CV (a) (b)	44,259	18,373
Vista Energy SAB de CV ADR (a) (b)	54,231	2,244,079
Wal-Mart de Mexico SAB de CV (b)	5,076,015	20,460,722
		238,732,966
Security Description	Shares	Value
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (b) (e)	450,473	$ 7,153,511
Cia de Minas Buenaventura SAA ADR (e)	8,764	139,786
Credicorp Ltd.	84,700	14,350,721
Volcan Cia Minera SAA Class B (a)	10,988,670	856,529
		22,500,547
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	1,134,980	945,901
Alliance Global Group, Inc.	4,617,800	834,597
Ayala Corp.	192,290	2,189,195
Ayala Land, Inc.	12,590,014	7,222,769
Bank of the Philippine Islands	4,455,031	9,359,409
BDO Unibank, Inc.	4,012,301	11,027,315
Bloomberry Resorts Corp. (a)	1,790,400	351,615
Cebu Air, Inc. (a)	2,155,620	1,227,072
Converge Information & Communications Technology Solutions, Inc. (a)	907,900	160,859
D&L Industries, Inc.	4,781,905	527,400
DoubleDragon Corp.	3,275,890	457,453
East West Banking Corp.	2,680,100	434,804
Filinvest Land, Inc.	98,882,000	1,196,118
First Philippine Holdings Corp.	555,535	642,351
Global Ferronickel Holdings, Inc.	4,428,449	141,799
GMA Holdings, Inc. PDR (a)	7,898,600	1,180,259
GT Capital Holdings, Inc.	23,077	289,001
JG Summit Holdings, Inc.	2,924,036	1,893,354
Jollibee Foods Corp.	238,200	1,070,343
Manila Electric Co.	22,130	140,539
Megawide Construction Corp.	10,647,688	602,324
Megaworld Corp.	15,540,300	530,772
Monde Nissin Corp. (c)	3,347,400	650,246
Nickel Asia Corp.	2,245,000	159,744
PLDT, Inc.	211,622	5,157,380
Puregold Price Club, Inc.	678,680	323,555
San Miguel Corp.	310,340	606,713
SM Investments Corp.	371,845	6,429,482
SM Prime Holdings, Inc.	12,445,990	7,239,773
Universal Robina Corp.	536,540	1,005,028
Vista Land & Lifescapes, Inc.	2,326,378	65,800
		64,062,970
POLAND — 1.1%
11 bit studios SA (a)	2,697	361,155
Allegro.eu SA (a) (c)	335,353	2,782,309
Asseco Poland SA	123,819	2,406,363
Bank Polska Kasa Opieki SA	310,266	14,148,799
Bioton SA (a)	37	33

See accompanying notes to financial statements.
88

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
CCC SA (a)	18,818	$ 337,028
CD Projekt SA	63,365	1,857,531
Columbus Energy SA (a)	148	199
Datawalk SA (a)	4,582	60,668
Dino Polska SA (a) (c)	28,270	2,748,487
Eurocash SA	18,824	67,172
Getin Holding SA	2,935	645
Globe Trade Centre SA	643,472	893,946
InPost SA (a)	155,634	2,401,090
KGHM Polska Miedz SA	245,135	7,017,030
LPP SA	398	1,527,026
Mabion SA (a)	16,581	67,775
mBank SA (a)	37,828	7,021,575
Orange Polska SA	2,389,953	4,855,720
ORLEN SA	650,192	10,611,120
PGE Polska Grupa Energetyczna SA (a)	1,382,818	2,497,412
PlayWay SA	2,665	191,801
Polimex-Mostostal SA (a)	555	584
Powszechna Kasa Oszczednosci Bank Polski SA	1,099,298	16,358,183
Powszechny Zaklad Ubezpieczen SA	706,976	8,653,376
Santander Bank Polska SA	55,362	7,906,378
Serinus Energy PLC (a)	222	173
Synthaverse SA (a)	629	617
TEN Square Games SA	30	725
		94,774,920
QATAR — 0.8%
Aamal Co. (a)	975,289	204,112
Al Meera Consumer Goods Co. QSC	282,239	1,016,246
Alijarah Holding Co. QPSC	6,905,551	1,295,383
Baladna	404,039	129,168
Commercial Bank PSQC (a)	2,258,814	3,061,589
Doha Bank QPSC	844,441	345,569
Estithmar Holding QPSC (a)	1,222,067	639,731
Ezdan Holding Group QSC (a)	685,178	150,735
Gulf International Services QSC	791,119	583,833
Gulf Warehousing Co.	113,308	101,140
Industries Qatar QSC	1,737,451	5,711,972
Lesha Bank LLC (a)	1,991,535	681,531
Mannai Corp. QSC (a)	638,243	729,571
Masraf Al Rayan QSC	6,963,110	4,540,078
Mazaya Real Estate Development QPSC	3,519,527	635,081
Medicare Group (a)	546,687	642,331
Mesaieed Petrochemical Holding Co.	5,351,073	2,882,025
Ooredoo QPSC	1,893,624	5,512,885
Qatar Aluminum Manufacturing Co.	2,080,492	751,400
Security Description	Shares	Value
Qatar Electricity & Water Co. QSC	376,785	$ 1,679,544
Qatar Fuel QSC	326,469	1,324,347
Qatar Gas Transport Co. Ltd.	1,477,894	1,616,713
Qatar Insurance Co. SAQ	2,078,815	1,284,629
Qatar International Islamic Bank QSC (a)	681,047	2,044,450
Qatar Islamic Bank SAQ	1,433,791	7,482,018
Qatar National Bank QPSC	5,106,494	19,915,467
Qatar National Cement Co. QSC	190,919	189,923
Qatar Navigation QSC	336,757	973,922
Qatari Investors Group QSC	1,930,343	874,778
United Development Co. QSC (a)	753,000	233,697
Vodafone Qatar QSC	3,682,372	1,766,851
Widam Food Co. (a)	146,121	79,261
		69,079,980
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	342,817	2,367,970
RUSSIA — 0.0%
Gazprom PJSC ADR (a) (d)	4,907,694	—
HeadHunter Group PLC ADR (a) (d)	3,200	—
LUKOIL PJSC (d)	340,951	—
Mechel PJSC ADR (a) (d)	217,515	—
MMC Norilsk Nickel PJSC ADR (a) (d)	615,616	—
Mobile TeleSystems PJSC ADR (a) (d)	702,117	—
Novatek PJSC GDR (a) (d)	92,440	—
Novolipetsk Steel PJSC GDR (a) (d)	47,918	—
Novorossiysk Commercial Sea Port PJSC (d)	5,589,825	—
Rosneft Oil Co. PJSC (d)	1,683,986	—
Rostelecom PJSC (d)	781,704	—
Rostelecom PJSC ADR (a) (b) (d)	5,355	—
Sberbank of Russia PJSC (d)	8,602,924	—
Severstal PAO GDR (a) (d)	486,985	—
Sistema PJSFC GDR (a) (d)	198,224	—
Surgutneftegas PJSC ADR (a) (d)	1,315,893	—
Tatneft PJSC ADR (a) (d)	291,793	—
VK IPJSC GDR (a) (d)	52,451	—
VTB Bank PJSC (a) (d)	5,954,520,000	—
Yandex NV Class A (a) (d)	228,523	—
		—
SAUDI ARABIA — 4.5%
Abdul Mohsen Al-Hokair Tourism & Development Co. (a)	2,107,877	1,736,659
Abdullah Al Othaim Markets Co.	826,595	2,940,082

See accompanying notes to financial statements.
89

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
ACWA Power Co.	118,424	$ 10,704,102
Advanced Petrochemical Co.	71,344	745,683
Al Hammadi Holding	287,816	4,673,509
Al Jouf Agricultural Development Co.	67,434	981,708
Al Khaleej Training & Education Co. (a)	401,635	3,228,715
Al Rajhi Bank	2,052,226	45,471,265
Al Rajhi Co. for Co-operative Insurance (a)	41,170	1,214,079
Al Rajhi REIT	467,765	1,097,542
Aldrees Petroleum & Transport Services Co.	54,283	2,477,869
Al-Etihad Cooperative Insurance Co. (a)	413,464	2,711,962
Alinma Bank	557,118	6,506,271
Almarai Co. JSC	137,573	2,098,167
Alujain Corp. (a)	81,300	872,504
Amana Cooperative Insurance Co. (a)	60,549	219,562
Arabian Cement Co.	60,238	516,372
Bank AlBilad	430,909	5,578,091
Banque Saudi Fransi	487,181	5,059,512
Basic Chemical Industries Ltd.	321,525	2,923,344
Batic Investments & Logistic Co. (a)	3,979,673	2,567,873
Bawan Co.	400,818	5,065,664
Bupa Arabia for Cooperative Insurance Co.	44,205	3,109,260
Buruj Cooperative Insurance Co. (a)	200,005	1,226,534
Catrion Catering Holding Co.	12,605	440,948
City Cement Co.	113,598	617,285
Co. for Cooperative Insurance	51,579	2,227,916
Dallah Healthcare Co.	105,046	4,946,307
Dar Al Arkan Real Estate Development Co. (a)	332,317	1,224,536
Derayah REIT	452,747	900,545
Dr Sulaiman Al Habib Medical Services Group Co.	77,553	6,484,634
Eastern Province Cement Co.	169,700	1,599,492
Elm Co.	18,378	4,699,241
Etihad Etisalat Co.	377,748	5,297,839
Fawaz Abdulaziz Al Hokair & Co. (a)	22,073	99,109
Fitaihi Holding Group	2,370,650	2,578,923
Gulf Insurance Group	202,804	2,087,251
Hail Cement Co.	149,182	450,271
Herfy Food Services Co.	65,979	594,611
Jadwa REIT Saudi Fund	216,847	729,665
Jarir Marketing Co.	626,950	2,457,316
Jazan Development & Investment Co. (a)	181,134	839,384
Leejam Sports Co. JSC	85,113	4,951,781
Security Description	Shares	Value
Malath Cooperative Insurance Co. (a)	290,189	$ 1,451,525
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (a)	129,881	831,128
Methanol Chemicals Co. (a)	342,091	1,521,418
Middle East Healthcare Co. (a)	76,345	2,239,155
Mobile Telecommunications Co. Saudi Arabia	779,104	2,621,595
Mouwasat Medical Services Co.	162,545	5,911,515
Musharaka Real Estate Income Fund REIT	369,774	549,164
Najran Cement Co.	134,321	368,170
Nama Chemicals Co. (a)	178,282	1,549,658
National Co. for Glass Industries	278,008	3,120,687
National Co. for Learning & Education	153,416	5,694,043
National Gas & Industrialization Co.	42,112	977,991
National Medical Care Co.	94,191	4,696,365
Qassim Cement Co.	103,899	1,612,297
Rabigh Refining & Petrochemical Co. (a)	78,824	155,525
Red Sea International Co. (a)	157,957	1,149,774
Riyad Bank	1,646,623	13,083,420
Riyad REIT Fund	197,774	417,116
SABIC Agri-Nutrients Co.	230,381	7,530,919
Sahara International Petrochemical Co.	248,442	2,050,201
Saudi Advanced Industries Co.	270,079	3,038,884
Saudi Arabian Amiantit Co. (a)	228,019	1,565,522
Saudi Arabian Mining Co. (a)	1,267,862	17,071,599
Saudi Arabian Oil Co. (c)	2,683,475	22,001,561
Saudi Automotive Services Co.	364,394	7,850,429
Saudi Awwal Bank	146,173	1,617,432
Saudi Basic Industries Corp.	859,306	17,894,094
Saudi Cement Co.	88,524	1,099,912
Saudi Ceramic Co. (a)	279,677	2,539,129
Saudi Chemical Co. Holding	2,602,291	4,856,962
Saudi Co. For Hardware CJSC (a)	69,060	695,111
Saudi Electricity Co.	574,710	3,031,000
Saudi Industrial Investment Group	122,997	733,948
Saudi Kayan Petrochemical Co. (a)	330,047	793,767
Saudi National Bank	2,944,398	32,030,779
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	224,030	2,231,041

See accompanying notes to financial statements.
90

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Saudi Printing & Packaging Co. (a)	157,725	$ 647,638
Saudi Public Transport Co. (a)	413,857	2,229,012
Saudi Reinsurance Co. (a)	720,870	4,872,432
Saudi Research & Media Group (a)	44,898	3,447,707
Saudi Tadawul Group Holding Co.	16,854	1,225,909
Saudi Telecom Co.	1,796,515	18,968,669
Saudi Vitrified Clay Pipe Co. Ltd. (a)	57,359	750,156
Saudia Dairy & Foodstuff Co.	19,141	1,975,088
Savola Group	161,355	2,430,758
Southern Province Cement Co.	113,943	1,193,963
Sustained Infrastructure Holding Co.	270,429	2,783,245
Tabuk Cement Co. (a)	257,637	899,892
Takween Advanced Industries Co. (a)	496,179	1,772,777
Umm Al-Qura Cement Co. (a)	494,828	1,973,771
United Electronics Co.	100,602	2,564,338
United International Transportation Co.	125,642	2,897,756
Walaa Cooperative Insurance Co. (a)	115,747	904,249
Yamama Cement Co.	121,520	1,090,294
Yanbu Cement Co.	153,570	1,203,828
Yanbu National Petrochemical Co.	163,557	1,624,450
		388,992,151
SINGAPORE — 0.0% (f)
Aslan Pharmaceuticals Ltd. ADR (a)	185	114
Grindrod Shipping Holdings Ltd. (b)	33,633	355,223
Guan Chong Bhd.	4,752,466	2,510,282
Riverstone Holdings Ltd.	742,700	467,765
		3,333,384
SOUTH AFRICA — 2.7%
Absa Group Ltd.	822,624	6,435,028
Adcock Ingram Holdings Ltd.	243,035	705,891
Adcorp Holdings Ltd.	924,818	188,028
African Rainbow Minerals Ltd. (b)	253,474	2,201,672
Alexander Forbes Group Holdings Ltd.	1,068,560	356,069
Altron Ltd. Class A	267,438	155,495
Anglo American Platinum Ltd. (b)	69,387	2,815,933
ArcelorMittal South Africa Ltd. (a) (b)	6,148	364
Ascendis Health Ltd. (a)	3,151	135
Security Description	Shares	Value
Aspen Pharmacare Holdings Ltd.	324,663	$ 3,761,282
Astral Foods Ltd. (a)	34,827	260,776
Aveng Ltd. (a)	74	23
Barloworld Ltd.	393,343	1,267,505
Bid Corp. Ltd. (b)	283,761	6,920,254
Bidvest Group Ltd. (b)	313,935	4,020,457
Blue Label Telecoms Ltd. (a)	2,377,660	587,627
Capitec Bank Holdings Ltd.	80,097	8,864,822
Clicks Group Ltd.	113,480	1,774,510
Coronation Fund Managers Ltd.	1,236,880	1,974,566
Curro Holdings Ltd.	289,281	168,042
Discovery Ltd.	422,063	2,688,677
EOH Holdings Ltd. (a)	950	57
FirstRand Ltd. (b)	5,093,320	16,603,638
Foschini Group Ltd.	485,826	2,554,042
Gold Fields Ltd.	961,798	15,435,496
Grindrod Ltd.	2,512,873	1,722,468
Group Five Ltd. (a) (d)	219,472	—
Growthpoint Properties Ltd. REIT (b)	1,935,839	1,151,102
Harmony Gold Mining Co. Ltd.	551,424	4,601,255
Impala Platinum Holdings Ltd. (b)	978,764	4,047,634
Investec Ltd.	436,601	2,880,431
Invicta Holdings Ltd.	257,855	359,353
Kumba Iron Ore Ltd. (b)	92,461	2,257,149
Lesaka Technologies, Inc. (a) (b)	73,598	275,993
Lewis Group Ltd.	208,515	478,997
Life Healthcare Group Holdings Ltd.	292,422	265,456
Momentum Metropolitan Holdings	2,728,065	2,927,416
Motus Holdings Ltd. (b)	297,223	1,373,084
Mr Price Group Ltd.	367,902	3,376,859
MTN Group Ltd.	1,165,733	5,770,721
MultiChoice Group (a)	664,763	3,987,964
Murray & Roberts Holdings Ltd. (a)	13,779	873
Naspers Ltd. Class N	246,028	43,622,751
Nedbank Group Ltd.	513,264	6,198,063
Netcare Ltd.	2,835,770	1,780,569
Ninety One Ltd.	286,880	611,142
Northam Platinum Holdings Ltd.	105,794	630,923
Old Mutual Ltd. (b)	3,894,258	2,437,573
OUTsurance Group Ltd.	917,474	2,034,928
PPC Ltd. (a)	2,335,294	406,969
Redefine Properties Ltd. REIT	1,141,145	238,037
Remgro Ltd.	745,402	4,806,709
Sanlam Ltd.	1,500,982	5,500,199
Sappi Ltd.	695,468	1,846,991
Sasol Ltd. (b)	641,517	4,959,360

See accompanying notes to financial statements.
91

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shoprite Holdings Ltd. (b)	530,304	$ 6,929,483
Sibanye Stillwater Ltd.	3,255,297	3,728,689
Standard Bank Group Ltd.	1,337,763	13,086,393
Sun International Ltd. (b)	701,082	1,334,689
Telkom SA SOC Ltd. (a) (b)	644,931	1,021,740
Thungela Resources Ltd.	108,017	695,233
Tiger Brands Ltd.	222,682	2,358,851
Truworths International Ltd. (b)	784,848	3,163,638
Vodacom Group Ltd.	540,455	2,812,692
Wilson Bayly Holmes-Ovcon Ltd. (a)	225,101	1,615,485
Woolworths Holdings Ltd. (b)	539,754	1,687,707
		228,725,958
TAIWAN — 19.8%
Ability Opto-Electronics Technology Co. Ltd.	66,000	459,887
Accton Technology Corp.	412,000	5,902,542
Acer, Inc. (b)	6,158,701	8,977,249
ADATA Technology Co. Ltd.	133,504	412,149
Adimmune Corp. (a)	546,505	452,525
Advanced Energy Solution Holding Co. Ltd.	20,000	433,078
Advanced Power Electronics Corp. (b)	28,000	77,429
Advancetek Enterprise Co. Ltd.	4,827,456	6,810,494
Advantech Co. Ltd.	116,840	1,485,896
AGV Products Corp. (b)	11,758,415	4,408,923
AIC, Inc. (b)	23,000	270,580
Airmate Cayman International Co. Ltd.	583	292
Alchip Technologies Ltd. (b)	64,000	6,329,308
Alcor Micro Corp. (b)	186,000	831,097
Alexander Marine Co. Ltd. (b)	23,000	277,766
ALI Corp. (a) (b)	253,000	186,567
All Ring Tech Co. Ltd.	50,000	379,646
Amazing Microelectronic Corp.	56,178	181,681
Analog Integrations Corp.	57,000	300,998
Andes Technology Corp.	9,000	119,378
Anpec Electronics Corp.	38,000	239,255
AP Memory Technology Corp. (b)	87,000	1,054,760
APCB, Inc.	2,347,000	1,580,385
ARBOR Technology Corp. (b)	75,000	102,645
Arcadyan Technology Corp.	37,169	222,409
ASE Technology Holding Co. Ltd.	4,570,787	22,137,328
Asia Vital Components Co. Ltd. (b)	249,000	4,216,976
ASIX Electronics Corp.	81,000	323,965
ASMedia Technology, Inc.	19,000	1,371,413
ASolid Technology Co. Ltd. (b)	59,000	153,383
Security Description	Shares	Value
ASPEED Technology, Inc. (b)	26,200	$ 2,726,139
Asustek Computer, Inc. (b)	887,050	11,738,268
Auden Techno Corp.	25,435	102,921
Audix Corp.	2,060,657	4,475,000
AUO Corp. ADR (b)	1,142,462	6,512,033
AURAS Technology Co. Ltd.	19,000	391,238
Bank of Kaohsiung Co. Ltd. (a)	6,784,003	2,522,525
Baotek Industrial Materials Ltd. (a)	117,000	195,222
Basso Industry Corp.	4,434,905	5,771,675
BioGend Therapeutics Co. Ltd. (a)	101,000	119,451
Biostar Microtech International Corp. (a) (b)	2,625,384	1,911,399
Bizlink Holding, Inc.	30,027	241,128
Bora Pharmaceuticals Co. Ltd. (b)	43,000	867,968
Brave C&H Supply Co. Ltd.	38,000	181,074
Brillian Network & Automation Integrated System Co. Ltd.	28,000	116,800
BRIM Biotechnology, Inc. (a)	45,659	48,365
Browave Corp.	32,000	102,489
C Sun Manufacturing Ltd. (b)	2,419,139	9,637,703
Career Technology MFG. Co. Ltd.	108,903	69,078
Carnival Industrial Corp.	2,164,984	781,338
Catcher Technology Co. Ltd.	1,401,673	9,525,954
Cathay Financial Holding Co. Ltd. (b)	12,627,960	19,038,514
Cathay No. 1 REIT	2,303,000	1,239,886
Center Laboratories, Inc. (b)	2,255,895	3,066,272
Century Iron & Steel Industrial Co. Ltd.	109,000	752,699
Chailease Holding Co. Ltd. (b)	2,314,502	12,402,928
Champion Building Materials Co. Ltd. (a)	2,135,700	730,730
Champion Microelectronic Corp. (b)	126,000	282,288
Chang Hwa Commercial Bank Ltd.	15,897,504	9,015,879
Chang Wah Electromaterials, Inc.	74,310	92,297
Channel Well Technology Co. Ltd. (b)	102,000	253,379
Charoen Pokphand Enterprise	2,015,329	6,926,936
Chenbro Micom Co. Ltd. (b)	25,000	197,244
Cheng Loong Corp.	2,278,000	2,085,566
Cheng Shin Rubber Industry Co. Ltd.	485,850	754,503
Chenming Electronic Technology Corp. (b)	110,000	201,415
Chieftek Precision Co. Ltd.	37,510	86,732
China Airlines Ltd. (b)	4,315,761	2,629,629

See accompanying notes to financial statements.
92

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
China Chemical & Pharmaceutical Co. Ltd.	4,623,000	$ 3,293,527
China Development Financial Holding Corp. (a) (b)	26,284,968	11,375,219
China Motor Corp.	112,000	454,950
China Steel Chemical Corp. (b)	2,092,757	8,075,851
China Steel Corp. (b)	16,658,298	12,388,254
Chinese Maritime Transport Ltd.	58,000	80,376
Chip Hope Co. Ltd. (a)	43,000	118,506
Chipbond Technology Corp.	66,000	160,651
CHO Pharma, Inc. (a)	57,449	107,526
Chroma ATE, Inc.	250,000	1,972,441
Chun Yuan Steel Industry Co. Ltd.	187,000	112,188
Chung Hung Steel Corp. (b)	390,000	268,705
Chung Hwa Pulp Corp. (b)	3,975,589	2,906,832
Chung-Hsin Electric & Machinery Manufacturing Corp.	159,000	879,373
Chunghwa Chemical Synthesis & Biotech Co. Ltd. (b)	457,169	714,248
Chunghwa Telecom Co. Ltd.	4,674,561	18,331,039
CMC Magnetics Corp. (a) (b)	2,109,736	807,545
Compal Electronics, Inc. (b)	8,218,774	9,835,769
CTBC Financial Holding Co. Ltd.	29,879,708	30,249,896
Cub Elecparts, Inc.	164	602
CyberPower Systems, Inc.	44,000	327,902
Da-Li Development Co. Ltd.	2,814,900	3,698,550
Darfon Electronics Corp.	76,000	147,946
Delta Electronics, Inc.	2,355,463	25,208,058
Dimerco Express Corp.	516,389	1,455,412
Drewloong Precision, Inc.	21,000	113,847
Dynamic Holding Co. Ltd. (b)	221,000	479,241
E Ink Holdings, Inc.	662,000	4,695,549
E&R Engineering Corp. (b)	108,000	309,116
E.Sun Financial Holding Co. Ltd.	12,120,241	10,282,142
eChem Solutions Corp.	32,397	575,996
Eclat Textile Co. Ltd.	71,854	1,228,120
Egis Technology, Inc. (b)	43,000	342,619
EirGenix, Inc. (a) (b)	131,485	361,544
Elan Microelectronics Corp.	34,400	172,519
E-Lead Electronic Co. Ltd.	101,000	175,784
Elite Material Co. Ltd.	246,000	3,097,724
Elite Semiconductor Microelectronics Technology, Inc. (b)	540,175	1,476,879
eMemory Technology, Inc.	54,000	4,049,557
Emerging Display Technologies Corp.	128,000	132,186
Energenesis Biomedical Co. Ltd. (a)	73,131	134,364
Ennostar, Inc. (a)	564,590	681,844
Security Description	Shares	Value
Episil Technologies, Inc. (b)	146,978	$ 278,768
Episil-Precision, Inc.	67,580	125,220
Eris Technology Corp.	24,860	198,081
Etron Technology, Inc.	236,645	376,372
Eva Airways Corp. (b)	2,510,110	2,478,463
Ever Fortune AI Co. Ltd.	101,000	274,564
Ever Supreme Bio Technology Co. Ltd.	45,000	305,826
Evergreen International Storage & Transport Corp.	127,000	124,010
Evergreen Marine Corp. Taiwan Ltd. (b)	1,717,400	9,444,667
Excelliance Mos Corp.	35,000	123,033
Excelsior Medical Co. Ltd.	85,827	258,526
EZconn Corp. (b)	64,100	276,401
Far Eastern New Century Corp.	9,538,236	9,850,132
Faraday Technology Corp. (b)	193,184	2,019,156
Feng TAY Enterprise Co. Ltd.	171,343	845,914
FIC Global, Inc. (b)	79,000	154,280
First Financial Holding Co. Ltd.	5,567,493	4,801,438
Fitipower Integrated Technology, Inc.	42,465	358,259
FocalTech Systems Co. Ltd. (b)	137,000	404,962
FOCI Fiber Optic Communications, Inc.	123,645	373,985
Forcecon Tech Co. Ltd. (b)	61,000	291,624
Formosa Chemicals & Fibre Corp.	6,848,224	11,704,903
Formosa Petrochemical Corp.	549,000	1,176,790
Formosa Plastics Corp. (b)	6,524,922	13,884,331
Fortune Electric Co. Ltd.	167,000	3,496,180
Fositek Corp.	54,058	1,309,074
Founding Construction & Development Co. Ltd. (b)	5,223,059	3,867,905
Foxconn Technology Co. Ltd. (b)	2,414,223	4,910,898
Froch Enterprise Co. Ltd.	117,000	65,805
Fubon Financial Holding Co. Ltd. (b)	11,255,080	24,371,617
Fullerton Technology Co. Ltd. (b)	2,184,000	1,620,760
Fwusow Industry Co. Ltd.	2,465,204	1,436,595
Galaxy Software Services Corp.	61,000	257,316
General Interface Solution Holding Ltd.	38,000	71,242
Genesys Logic, Inc. (b)	64,000	215,976
Genius Electronic Optical Co. Ltd.	22,665	360,476
Giant Manufacturing Co. Ltd.	87,358	614,169
Gigabyte Technology Co. Ltd. (b)	390,000	3,814,270
Gigastorage Corp. (a)	170,894	104,127

See accompanying notes to financial statements.
93

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Global Unichip Corp. (b)	76,000	$ 2,897,183
Globalwafers Co. Ltd. (b)	133,000	2,306,466
Gold Circuit Electronics Ltd.	241,000	1,841,189
Golden Biotechnology Corp. (a)	103,339	102,036
Gongwin Biopharm Holdings Co. Ltd. (a)	25,536	153,199
Grand Process Technology Corp. (b)	27,000	719,640
Grape King Bio Ltd.	73,664	371,732
Great Wall Enterprise Co. Ltd.	2,451,216	4,419,365
Group Up Industrial Co. Ltd.	18,000	95,052
Gudeng Precision Industrial Co. Ltd.	37,769	510,416
Hai Kwang Enterprise Corp. (a)	3,900	2,224
Handa Pharmaceuticals, Inc. (a)	50,579	256,028
HannStar Display Corp. (a)	2,402,500	803,248
HD Renewable Energy Co. Ltd.	30,000	148,578
Himax Technologies, Inc. ADR (b)	136,944	732,650
Hiwin Technologies Corp.	64,488	562,193
Hocheng Corp.	4,235,348	2,368,889
Holy Stone Enterprise Co. Ltd.	59,850	180,278
Hon Hai Precision Industry Co. Ltd.	14,217,067	69,078,504
Hong TAI Electric Industrial	4,545,000	4,452,193
Hotai Motor Co. Ltd.	173,721	3,512,037
Hsin Kuang Steel Co. Ltd.	63,000	122,246
HTC Corp. (a) (b)	1,883,439	2,804,252
HUA ENG Wire & Cable Co. Ltd.	301,000	288,740
Hua Nan Financial Holdings Co. Ltd.	20,246,566	14,487,364
Hung Sheng Construction Ltd. (b)	2,013,032	1,364,938
Ibase Technology, Inc.	977,222	2,583,248
ICARES Medicus, Inc. (a)	27,927	96,425
Ichia Technologies, Inc. (b)	75,000	81,905
I-Chiun Precision Industry Co. Ltd. (b)	194,000	355,224
Ingentec Corp.	31,572	235,284
Innolux Corp.	8,871,256	4,213,386
Integrated Service Technology, Inc.	38,000	146,047
International Games System Co. Ltd.	36,000	1,265,487
Inventec Corp. (b)	2,531,000	4,626,478
ITE Technology, Inc.	37,000	204,056
J&V Energy Technology Co. Ltd.	47,000	200,462
Janfusun Fancyworld Corp. (a)	292,810	50,870
Security Description	Shares	Value
Jentech Precision Industrial Co. Ltd.	63,099	$ 1,780,380
Ji-Haw Industrial Co. Ltd. (a)	86,000	82,766
JMicron Technology Corp. (a)	22,534	48,091
JPP Holding Co. Ltd.	22,000	149,859
Kaimei Electronic Corp.	38,640	72,442
Kaori Heat Treatment Co. Ltd. (b)	85,000	1,006,609
KEE TAI Properties Co. Ltd.	2,324,000	1,107,410
Kenmec Mechanical Engineering Co. Ltd. (b)	161,000	425,094
Kerry TJ Logistics Co. Ltd.	2,175,373	2,637,351
Kindom Development Co. Ltd.	2,413,900	3,096,242
King Slide Works Co. Ltd. (b)	37,000	1,422,032
King Yuan Electronics Co. Ltd.	717,000	2,374,803
Kinsus Interconnect Technology Corp.	133,000	411,008
Kuo Yang Construction Co. Ltd. (a)	1,792,734	1,548,865
L&K Engineering Co. Ltd. (b)	105,557	745,415
Largan Precision Co. Ltd. (b)	57,000	4,327,964
Laser Tek Taiwan Co. Ltd.	84,550	106,601
Leader Electronics, Inc. (a)	218,547	159,795
Leadtrend Technology Corp. (b)	149,251	482,681
Leatec Fine Ceramics Co. Ltd. (a) (b)	352,000	299,167
Leofoo Development Co. Ltd. (a) (b)	2,344,154	1,322,105
Lin BioScience, Inc. (a)	39,389	111,508
Lingsen Precision Industries Ltd. (b)	336,000	253,022
Lite-On Technology Corp. (b)	3,028,014	10,029,199
Longchen Paper & Packaging Co. Ltd.	4,958,467	2,254,306
Lotes Co. Ltd.	48,804	2,112,067
Lotus Pharmaceutical Co. Ltd. (b)	27,000	258,159
LuxNet Corp. (b)	113,549	432,858
M3 Technology, Inc. (b)	57,000	298,327
M31 Technology Corp. (b)	25,300	1,015,842
Machvision, Inc. (b)	15,597	188,362
Macroblock, Inc.	30,000	90,084
Macronix International Co. Ltd.	520,221	433,199
Makalot Industrial Co. Ltd.	36,671	418,806
Materials Analysis Technology, Inc. (b)	48,000	404,956
MediaTek, Inc.	1,871,969	67,851,455
Medigen Biotechnology Corp. (a)	114,248	139,582
Medigen Vaccine Biologics Corp. (a)	161,886	264,048
Mega Financial Holding Co. Ltd. (b)	14,716,157	18,508,142

See accompanying notes to financial statements.
94

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Merida Industry Co. Ltd.	19,100	$ 126,822
Microbio Co. Ltd.	211,067	293,813
Micro-Star International Co. Ltd.	125,000	652,272
momo.com, Inc. (b)	61,292	752,660
Mosel Vitelic, Inc.	759	758
Motech Industries, Inc. (b)	130,796	115,456
MPI Corp.	52,000	494,758
MSSCORPS Co. Ltd. (b)	55,000	245,754
Namchow Holdings Co. Ltd.	2,340,000	4,255,410
Nan Ya Plastics Corp.	8,752,128	15,068,422
Nan Ya Printed Circuit Board Corp. (b)	95,000	587,748
Nantex Industry Co. Ltd.	64,000	66,493
Nanya Technology Corp. (b)	1,979,982	4,182,255
National Petroleum Co. Ltd.	2,143,241	4,399,860
New Era Electronics Co. Ltd. (a)	70,000	181,324
Newmax Technology Co. Ltd. (a)	75,654	74,109
Nexcom International Co. Ltd. (b)	2,003,638	3,167,906
Novatek Microelectronics Corp.	562,904	10,359,819
Nuvoton Technology Corp.	113,000	437,827
OBI Pharma, Inc. (a)	55,271	108,457
Oneness Biotech Co. Ltd.	155,872	847,461
Optimax Technology Corp. (b)	225,000	263,292
Orient Semiconductor Electronics Ltd. (b)	348,000	711,147
Pacific Hospital Supply Co. Ltd.	74,782	209,133
Pan Jit International, Inc.	136,900	245,538
Pegatron Corp.	2,342,686	7,298,133
PharmaEssentia Corp. (a)	228,518	2,284,930
Pharmally International Holding Co. Ltd. (a) (d)	23,076	—
Pharmosa Biopharm, Inc. (a)	33,670	87,427
Phihong Technology Co. Ltd. (a) (b)	93,402	154,680
Phison Electronics Corp.	25,000	539,004
Pihsiang Machinery Manufacturing Co. Ltd. (a) (d)	51,000	—
Polaris Group (a) (b)	262,569	591,536
Pou Chen Corp. (b)	8,760,674	9,923,116
Powerchip Semiconductor Manufacturing Corp. (a) (b)	2,280,519	1,845,593
Powertech Technology, Inc.	2,354,285	14,786,235
Poya International Co. Ltd.	16,160	251,210
President Chain Store Corp.	194,000	1,609,418
Princeton Technology Corp. (b)	267,000	229,845
Progate Group Corp. (b)	85,000	718,437
Prolific Technology, Inc.	126,000	165,160
Security Description	Shares	Value
Promate Electronic Co. Ltd.	2,344,000	$ 6,503,889
Promos Technologies, Inc. (a) (d)	257	—
Prosperity Dielectrics Co. Ltd.	52,000	73,604
PSS Co. Ltd.	22,495	138,470
Quanta Computer, Inc. (b)	3,097,975	27,104,317
Quanta Storage, Inc.	48,000	146,834
Quintain Steel Co. Ltd.	144,436	62,507
Radiant Opto-Electronics Corp.	51,000	274,892
RDC Semiconductor Co. Ltd.	43,260	723,174
Realtek Semiconductor Corp.	287,000	4,995,047
Ruby Tech Corp.	103,000	223,679
Ruentex Development Co. Ltd.	417,150	456,860
Sampo Corp.	4,303,479	3,980,283
Sanyang Motor Co. Ltd. (b)	365,000	873,623
Scientech Corp.	51,000	492,415
SciVision Biotech, Inc.	107,000	318,290
SDI Corp.	83,000	248,973
Sea Sonic Electronics Co. Ltd.	39,000	106,995
Senhwa Biosciences, Inc. (a)	54,000	73,229
Sensortek Technology Corp.	13,000	164,513
Sesoda Corp. (b)	1,759,174	1,701,265
Shanghai Commercial & Savings Bank Ltd.	2,782,068	4,194,378
ShenMao Technology, Inc.	116,000	230,887
Shieh Yih Machinery Industry Co. Ltd.	184,000	158,108
Shih Wei Navigation Co. Ltd. (b)	1,955,265	1,124,154
Shihlin Electric & Engineering Corp.	90,000	787,414
Shin Kong Financial Holding Co. Ltd. (a) (b)	12,307,341	3,099,573
Shinfox Energy Co. Ltd. (b)	99,000	445,451
Shiny Brands Group Co. Ltd.	30,000	268,096
Silicon Integrated Systems Corp. (b)	242,000	283,563
Silicon Motion Technology Corp. ADR	32,991	2,538,328
Sinbon Electronics Co. Ltd.	131,710	1,152,336
Sincere Navigation Corp. (b)	176,000	133,635
Sino-American Silicon Products, Inc.	191,000	1,283,141
Sinon Corp. (b)	2,709,000	3,309,697
SinoPac Financial Holdings Co. Ltd.	25,804,986	17,335,829
Sinphar Pharmaceutical Co. Ltd.	1,859,471	2,120,727
Sitronix Technology Corp.	46,000	431,203
Softstar Entertainment, Inc. (b)	57,000	124,674
Solar Applied Materials Technology Corp. (b)	2,350,736	3,639,570

See accompanying notes to financial statements.
95

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Stark Technology, Inc.	2,095,747	$ 8,414,814
SunMax Biotechnology Co. Ltd.	20,000	150,609
Sunonwealth Electric Machine Industry Co. Ltd. (b)	181,000	743,716
Sunplus Innovation Technology, Inc.	79,000	355,461
Sunplus Technology Co. Ltd.	132,000	115,281
Supreme Electronics Co. Ltd.	4,410,520	10,198,212
T3EX Global Holdings Corp.	36,000	108,663
TA Chen Stainless Pipe	2,323,874	2,693,947
Ta Ya Electric Wire & Cable (b)	3,501,636	4,836,106
TA-I Technology Co. Ltd.	60,000	88,865
TaiMed Biologics, Inc. (a)	138,219	381,788
Taimide Tech, Inc.	61,950	78,784
Tainan Enterprises Co. Ltd.	2,051,589	1,996,875
Tainergy Tech Co. Ltd. (a)	245,000	196,361
Taishin Financial Holding Co. Ltd.	24,076,366	13,503,860
TaiSol Electronics Co. Ltd.	50,000	101,083
Taisun Enterprise Co. Ltd. (b)	4,321,284	2,977,309
Taiwan Cement Corp. (b)	9,979,662	9,885,021
Taiwan Chinsan Electronic Industrial Co. Ltd.	82,382	91,897
Taiwan Cogeneration Corp. (b)	2,681,728	3,988,634
Taiwan Cooperative Financial Holding Co. Ltd.	5,447,990	4,426,008
Taiwan FU Hsing Industrial Co. Ltd.	2,258,000	3,817,014
Taiwan Glass Industry Corp. (a)	314,000	168,266
Taiwan IC Packaging Corp.	112,000	65,793
Taiwan Land Development Corp. (a) (d)	3,962,750	—
Taiwan Mask Corp.	65,000	138,110
Taiwan Mobile Co. Ltd.	499,000	1,590,389
Taiwan Navigation Co. Ltd.	190,000	204,821
Taiwan Paiho Ltd. (b)	2,181,433	3,912,518
Taiwan Puritic Corp.	24,077	169,273
Taiwan Sakura Corp.	2,368,726	6,224,627
Taiwan Semiconductor Co. Ltd.	82,000	192,679
Taiwan Semiconductor Manufacturing Co. Ltd.	24,727,912	594,177,647
Taiwan Surface Mounting Technology Corp.	62,000	204,384
Taiwan Taxi Co. Ltd.	45,000	166,622
Taiwan TEA Corp. (a) (b)	4,627,913	2,986,124
Taiwan Union Technology Corp. (b)	260,612	1,490,212
Taiyen Biotech Co. Ltd. (b)	2,334,500	2,476,488
Tanvex BioPharma, Inc. (a)	104,000	156,308
Tatung Co. Ltd. (a) (b)	847,000	1,527,080
Security Description	Shares	Value
TCI Co. Ltd.	28,724	$ 139,565
Teco Electric & Machinery Co. Ltd.	135,000	240,864
Thunder Tiger Corp. (a)	268,000	571,950
Tong Hsing Electronic Industries Ltd.	14,040	64,489
Transasia Airways Corp. (a) (d)	361,784	—
Tripod Technology Corp.	856,079	5,470,282
TrueLight Corp. (a)	322,100	380,439
Tul Corp. (a) (b)	48,000	136,035
Tung Thih Electronic Co. Ltd.	23,000	86,600
UDE Corp.	86,000	199,928
Ultra Chip, Inc.	77,000	187,667
U-Ming Marine Transport Corp.	259,000	435,396
Uniform Industrial Corp.	173,000	188,657
Unimicron Technology Corp. (b)	1,778,000	10,555,720
Uni-President Enterprises Corp.	4,914,993	11,733,262
United Alloy-Tech Co. (a) (b)	166,000	203,328
United Microelectronics Corp. ADR (b)	3,074,134	24,869,744
United Orthopedic Corp.	68,000	206,952
United Renewable Energy Co. Ltd.	120,544	42,939
Unity Opto Technology Co. Ltd. (a) (d)	12,759	—
UPI Semiconductor Corp.	18,156	161,401
Vactronics Technologies, Inc.	47,619	113,083
Vanguard International Semiconductor Corp. (b)	524,000	1,388,448
Ve Wong Corp.	1,939,340	3,029,887
Via Technologies, Inc. (b)	169,000	665,365
Visco Vision, Inc.	32,000	227,975
VisEra Technologies Co. Ltd.	14,474	135,679
Visual Photonics Epitaxy Co. Ltd.	310,151	1,628,115
Vizionfocus, Inc.	22,070	246,192
Voltronic Power Technology Corp.	45,000	2,320,059
Wafer Works Corp. (b)	226,106	274,124
Waffer Technology Corp. (b)	93,000	299,311
Walsin Lihwa Corp. (b)	2,134,327	2,494,222
Walsin Technology Corp.	100,000	348,399
Wan Hai Lines Ltd. (b)	913,450	1,255,856
Ways Technical Corp. Ltd. (a)	102,000	85,734
Wei Chuan Foods Corp.	2,268,000	1,332,304
Wei Mon Industry Co. Ltd. (a) (d)	240,450	—
Weikeng Industrial Co. Ltd. (b)	2,415,199	2,399,842
Weltrend Semiconductor	54,000	106,301
Win Semiconductors Corp.	161,000	731,967
Winbond Electronics Corp.	2,378,998	2,007,060

See accompanying notes to financial statements.
96

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
WinWay Technology Co. Ltd.	21,025	$ 465,127
Wisdom Marine Lines Co. Ltd.	279,000	513,478
Wistron Corp. (b)	3,658,476	13,774,942
Wiwynn Corp. (b)	84,733	5,798,280
XinTec, Inc.	36,000	138,922
Yageo Corp. (b)	192,694	3,576,491
Yang Ming Marine Transport Corp. (b)	2,138,000	2,946,109
Yao Sheng Electronic Co. Ltd. (b)	92,000	367,960
Yieh Phui Enterprise Co. Ltd.	1,808,750	861,888
Yieh United Steel Corp. (a)	387,160	77,907
Young Optics, Inc. (a) (b)	43,000	79,676
Yuanta Financial Holding Co. Ltd.	7,171,977	6,745,403
Yulon Finance Corp.	17,257	77,918
Yulon Motor Co. Ltd.	341,000	726,677
Zeng Hsing Industrial Co. Ltd.	75,579	233,797
Zenitron Corp.	4,702,000	5,171,634
Zhen Ding Technology Holding Ltd.	39,000	152,327
ZillTek Technology Corp.	24,000	320,215
		1,696,383,677
THAILAND — 1.9%
Advanced Info Service PCL	2,270,242	12,692,823
Airports of Thailand PCL	6,227,500	11,136,536
Asphere Innovations PCL (a)	508,000	94,673
Asset World Corp. PCL	767,500	86,663
B Grimm Power PCL	429,500	326,650
Bangkok Commercial Asset Management PCL	250,686	68,362
Bangkok Dusit Medical Services PCL Class F	1,873,900	1,450,844
Bangkok Expressway & Metro PCL	38,919,743	8,533,277
Bangkok Land PCL (a)	25,435,500	474,029
Bank of Ayudhya PCL	924,000	671,079
Banpu PCL (b)	13,793,017	2,079,112
Beauty Community PCL (a)	29,600	544
BEC World PCL	862,600	115,841
Berli Jucker PCL	178,400	119,300
Beyond Securities PCL (a)	2,058,600	206,495
BTS Group Holdings PCL	1,175,500	180,412
Bumrungrad Hospital PCL	236,500	1,445,413
Cal-Comp Electronics Thailand PCL	2,492,279	169,396
Central Pattana PCL	1,880,000	3,233,162
Central Plaza Hotel PCL (a)	1,408,700	1,669,785
Central Retail Corp. PCL (b)	1,861,900	1,837,024
CH Karnchang PCL	233,348	144,533
Charoen Pokphand Foods PCL	646,200	322,325
CP ALL PCL	6,397,386	9,555,534
Security Description	Shares	Value
CPN Retail Growth Leasehold REIT	456,400	$ 132,589
Delta Electronics Thailand PCL	4,896,900	9,696,499
Ditto Thailand PCL	275,160	174,956
Electricity Generating PCL	1,208,073	3,741,343
Energy Absolute PCL (b)	2,633,300	2,471,820
Forth Corp. PCL	458,000	205,857
Forth Smart Service PCL	670,900	116,758
Global Power Synergy PCL	291,500	419,424
Gulf Energy Development PCL	4,488,720	5,382,158
Hana Microelectronics PCL	226,300	244,984
Indorama Ventures PCL	1,136,100	744,167
IRPC PCL	29,489,758	1,535,609
Jasmine International PCL	9,765,041	620,895
Jasmine Technology Solution PCL (a)	3,700	6,059
Kasikornbank PCL	2,112,600	7,179,511
KCE Electronics PCL	43,900	47,224
Krung Thai Bank PCL	1,642,100	756,075
Land & Houses PCL	2,573,400	518,383
Lotus's Retail Growth Freehold & Leasehold Property Fund REIT	3,063,066	1,099,724
Minor International PCL	1,220,918	1,104,222
Muangthai Capital PCL	438,500	558,828
Nex Point Parts PCL (a)	529,000	137,732
Precious Shipping PCL	694,900	145,693
Pruksa Holding PCL	940,900	299,128
PSG Corp. PCL (a)	15,393,900	278,451
PTT Exploration & Production PCL	2,703,751	11,041,011
PTT Global Chemical PCL	948,500	987,818
PTT PCL	13,411,099	12,313,034
Quality Houses PCL	8,707,383	525,008
Rabbit Holdings PCL Class F (a)	15,600	175
Ramkhamhaeng Hospital PCL	437,100	362,378
Regional Container Lines PCL	195,600	98,102
Sabuy Technology PCL	681,700	85,942
Sansiri PCL	9,057,133	421,984
SCB X PCL	1,611,062	5,033,534
Seven Utilities & Power PLC (a)	3,575,700	39,199
Siam Cement PCL	940,227	6,570,959
Singer Thailand PCL	229,700	62,953
Sri Trang Agro-Industry PCL	688,500	367,955
Sri Trang Gloves Thailand PCL	1,813,500	429,922
Srisawad Corp. PCL	482,700	558,933
Tata Steel Thailand PCL	3,434,300	71,533
Thai Airways International PCL (a) (d)	1,250,900	56,910
Thai Beverage PCL (b)	10,938,700	3,971,520

See accompanying notes to financial statements.
97

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Thai Oil PCL	3,168,542	$ 5,101,798
Thaicom PCL	1,411,600	541,621
Tisco Financial Group PCL (b)	2,787,380	7,581,979
TMBThanachart Bank PCL	138,177,249	6,892,294
True Corp. PCL (a) (b)	11,019,965	2,325,556
TTCL PCL	3,700	363
Xspring Capital PCL (a)	5,760,900	217,884
		159,892,266
TURKEY — 1.1%
AG Anadolu Grubu Holding AS	67,477	569,400
Akbank TAS	4,129,237	5,970,750
Akfen Gayrimenkul Yatirim Ortakligi AS REIT (a)	3,187,133	216,731
Akfen Yenilenebilir Enerji AS Class A (a)	423,940	290,908
AKIS Gayrimenkul Yatirimi AS REIT (a)	763,129	375,054
Anadolu Efes Biracilik Ve Malt Sanayii AS	596,498	2,787,787
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	60,872	182,511
Aselsan Elektronik Sanayi Ve Ticaret AS	870,132	1,491,371
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	175,743	504,924
Aydem Yenilenebilir Enerji AS Class A (a)	224,290	202,438
Bera Holding AS	1,092,548	698,377
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (a)	96,592	157,344
BIM Birlesik Magazalar AS	462,977	5,030,181
Biotrend Cevre VE Enerji Yatirimlari AS (a)	383,614	206,321
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS	167,083	133,555
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a)	37,405	712,212
Borusan Yatirim ve Pazarlama AS (a)	4,614	486,686
Can2 Termik AS (a)	225,085	125,720
Cimsa Cimento Sanayi VE Ticaret AS	110,821	108,177
Coca-Cola Icecek AS	16,464	286,003
CW Enerji Muhendislik Ticaret VE Sanayi AS (a)	32,835	266,673
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a)	531,360	797,040
Dogan Sirketler Grubu Holding AS	5,111,882	2,115,730
EGE Endustri VE Ticaret AS	657	303,044
Security Description	Shares	Value
Enka Insaat ve Sanayi AS	608,135	$ 647,384
Eregli Demir ve Celik Fabrikalari TAS (a)	2,669,464	3,475,452
Esenboga Elektrik Uretim AS	596,711	368,149
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	84,796	386,866
Ford Otomotiv Sanayi AS	155,496	5,551,369
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (a)	110,253	232,761
Global Yatirim Holding AS	261,415	101,004
Gubre Fabrikalari TAS (a)	60,818	306,421
Haci Omer Sabanci Holding AS	1,954,334	5,007,860
Hektas Ticaret TAS (a)	580,486	306,822
Investco Holding AS (a)	9,456	97,915
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	584,863	263,398
Is Yatirim Menkul Degerler AS Class A	467,233	446,263
Isbir Holding AS	42,228	160,287
Izmir Demir Celik Sanayi AS (a)	772,494	164,757
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	105,485	86,013
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	256,790	181,290
Kiler Holding AS (a)	116,126	153,198
Kimteks Poliuretan Sanayi VE Ticaret AS	72,772	129,339
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (a)	140,097	87,387
KOC Holding AS (a)	1,696,143	10,663,807
Kontrolmatik Enerji Ve Muhendislik AS	77,813	548,866
Koza Altin Isletmeleri AS	500,910	346,512
Koza Polyester Sanayi VE Ticaret AS (a)	105,536	150,384
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (a)	72,883	100,025
Logo Yazilim Sanayi Ve Ticaret AS	76,918	186,636
Margun Enerji Uretim Sanayi VE Ticaret AS	376,834	188,114
MIA Teknoloji AS (a)	304,931	585,789
Migros Ticaret AS	30,579	385,876
MLP Saglik Hizmetleri AS (a) (c)	128,138	724,024
Nuh Cimento Sanayi AS	34,535	312,771
ODAS Elektrik Uretim ve Sanayi Ticaret AS (a)	1,055,643	290,733
Otokar Otomotiv Ve Savunma Sanayi AS	22,607	323,536
Oyak Cimento Fabrikalari AS (a)	266,283	497,552
Oyak Yatirim Menkul Degerler AS (a)	205,438	265,053

See accompanying notes to financial statements.
98

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Ozak Gayrimenkul Yatirim Ortakligi REIT (a)	1,032,514	$ 255,639
Parsan Makina Parcalari Sanayii AS (a)	57,781	176,279
Pasifik Gayrimenkul Yatirim Ortakligi REIT	2,347,913	464,473
Pegasus Hava Tasimaciligi AS (a)	19,639	495,649
Peker Gayrimenkul Yatirim Ortakligi AS REIT (a)	775,838	301,683
Penta Teknoloji Urunleri Dagitim Ticaret AS (a)	127,409	72,424
Politeknik Metal Sanayi ve Ticaret AS	901	573,151
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (a)	727,940	628,667
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	225,401	247,334
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS (a)	117,261	44,691
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	308,107	290,279
Sasa Polyester Sanayi AS (a)	803,281	1,067,665
SDT Uzay VE Savunma Teknolojileri AS	19,337	180,358
Selcuk Ecza Deposu Ticaret ve Sanayi AS	159,991	253,942
Servet Gayrimenkul Yatirim Ortakligi AS REIT (a)	34,736	296,338
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (a)	6,466	789
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (a)	166,551	285,719
Sok Marketler Ticaret AS	90,153	161,346
Tofas Turk Otomobil Fabrikasi AS (a)	45,629	384,684
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	357,055	445,436
Tukas Gida Sanayi ve Ticaret AS (a)	223,610	55,156
Turk Hava Yollari AO (a)	962,237	8,855,900
Turk Telekomunikasyon AS (a)	629	600
Turk Traktor ve Ziraat Makineleri AS	14,513	439,849
Turkcell Iletisim Hizmetleri AS	1,684,409	3,561,250
Turkiye Garanti Bankasi AS	865,729	1,913,317
Turkiye Halk Bankasi AS (a)	373,358	155,220
Turkiye Is Bankasi AS Class C	11,363,121	3,944,357
Turkiye Petrol Rafinerileri AS	1,276,245	6,978,479
Turkiye Sigorta AS	278,238	426,233
Turkiye Sinai Kalkinma Bankasi AS (a)	823,109	215,496
Security Description	Shares	Value
Turkiye Sise ve Cam Fabrikalari AS	98,435	$ 138,379
Turkiye Vakiflar Bankasi TAO Class D (a)	637,065	291,043
Ulker Biskuvi Sanayi AS (a)	729,948	2,328,469
Yapi ve Kredi Bankasi AS (a)	4,538,175	3,857,561
Yeni Gimat Gayrimenkul Ortakligi AS REIT	132,136	179,710
YEO Teknoloji Enerji VE Endustri AS (a)	47,220	293,373
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	1,800,007	334,942
Zorlu Enerji Elektrik Uretim AS (a)	606,525	106,487
		98,444,917
UNITED ARAB EMIRATES — 1.5%
Abu Dhabi Commercial Bank PJSC	4,232,186	9,680,944
Abu Dhabi Islamic Bank PJSC	1,042,740	3,100,790
Abu Dhabi National Energy Co. PJSC	789,087	715,555
Abu Dhabi National Oil Co. for Distribution PJSC	2,844,310	2,819,369
Abu Dhabi Ports Co. PJSC (a)	656,605	1,028,124
ADNOC Drilling Co. PJSC	1,700,805	1,838,733
Adnoc Gas PLC	1,503,555	1,293,838
Agthia Group PJSC	93,105	148,828
Air Arabia PJSC	7,624,405	5,751,212
Ajman Bank PJSC (a)	3,853,882	1,952,023
AL Seer Marine Supplies & Equipment Co. LLC (a)	509,924	762,345
Al Waha Capital PJSC (a)	1,462,285	680,929
Aldar Properties PJSC	6,396,268	9,614,781
Amanat Holdings PJSC	722,514	212,493
Americana Restaurants International PLC	1,267,740	1,135,794
Amlak Finance PJSC (a)	733,692	167,030
Apex Investment Co. PSC (a)	708,589	364,695
Arabtec Holding PJSC (a) (d)	504,845	—
Bank of Sharjah (a)	1,364,358	178,338
Bayanat AI PLC (a)	518,589	360,112
Burjeel Holdings PLC	495,334	401,965
Dana Gas PJSC	3,634,859	641,411
Depa PLC (a)	1,833,509	137,805
Deyaar Development PJSC (a)	3,666,703	807,789
Dubai Electricity & Water Authority PJSC	3,580,446	2,388,784
Dubai Financial Market PJSC (a)	3,104,063	1,251,025
Dubai Investments PJSC	2,633,145	1,642,041
Dubai Islamic Bank PJSC	347,572	552,753
Emaar Properties PJSC	6,143,579	13,634,924
Emirates NBD Bank PJSC	2,206,731	10,396,069

See accompanying notes to financial statements.
99

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Emirates Telecommunications Group Co. PJSC	3,570,266	$ 17,811,468
EMSTEEL Building Materials PJSC (a)	443,938	180,128
Eshraq Investments PJSC (a)	4,627,218	355,339
Fertiglobe PLC	1,220,054	930,274
First Abu Dhabi Bank PJSC	5,022,835	18,328,519
Ghitha Holding PJSC (a)	59,599	615,758
Gulf General Investment Co. (a) (d)	638,957	—
Gulf Navigation Holding PJSC (a)	467,362	778,894
Invest bank PSC (a) (d)	76,929	4,714
Invictus Investment Co. PLC	528,780	375,828
Multiply Group PJSC (a)	3,694,859	2,253,822
National Central Cooling Co. PJSC	3,625,097	3,198,441
National Marine Dredging Co.	242,820	1,765,507
Network International Holdings PLC (a) (c)	306,184	1,520,846
Orascom Construction PLC	32,313	183,448
Q Holding PJSC (a)	2,302,770	1,906,329
RAK Properties PJSC	6,163,881	2,198,868
Ras Al Khaimah Ceramics	341,954	254,217
Shuaa Capital PSC (a)	7,695,017	238,885
Union Properties PJSC (a)	2,620,029	291,812
Yalla Group Ltd. ADR (a) (b)	77,133	371,010
		127,224,606
UNITED KINGDOM — 0.0% (f)
Anglogold Ashanti PLC	65,966	1,472,476
UNITED STATES — 0.2%
Belite Bio, Inc. ADR (a) (b)	9,288	356,381
CBAK Energy Technology, Inc. (a) (b)	193,776	201,527
HUUUGE, Inc. (a) (c)	66,485	450,152
Ideanomics, Inc. (a) (b)	111	105
IntelliEPI, Inc.	256,000	478,348
JBS SA	898,516	3,859,335
JS Global Lifestyle Co. Ltd. (c)	1,036,500	190,707
Legend Biotech Corp. ADR (a) (b)	69,236	3,883,447
Newegg Commerce, Inc. (a) (b)	154,189	142,501
Parade Technologies Ltd. (b)	50,000	1,437,343
Seanergy Maritime Holdings Corp. (b)	14,583	126,872
Titan Cement International SA	56,400	1,617,214
		12,743,932
TOTAL COMMON STOCKS (Cost $8,162,076,218)		8,515,122,676

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (f)
PHILIPPINES — 0.0% (f)
Cebu Air, Inc. 6.00%, 3/29/2027 6.00% (a) (Cost $795,188)	1,044,619	$ 635,524
RIGHTS — 0.0% (f)
INDIA — 0.0% (f)
Hindustan Construction Co. Ltd. (expiring 04/05/24) (a)	603,624	67,670
THAILAND — 0.0%
Tera Rates Rec (F) (expiring 04/05/24) (a) (d)	9,448	—
TOTAL RIGHTS (Cost $0)		67,670
WARRANTS — 0.0% (f)
BRAZIL — 0.0% (f)
Infracommerce CXAAS SA (expiring 12/18/24) (a)	46,955	938
GREECE — 0.0% (f)
Diana Shipping, Inc. (expiring 12/14/26) (a)	13,092	6,284
MALAYSIA — 0.0% (f)
Comfort Gloves Bhd. (expiring 06/26/26) (a)	75,600	639
Frontken Corp. Bhd. (expiring 05/03/26) (a)	348,950	27,648
GDEX Bhd. (expiring 01/04/28) (a)	160,612	1,357
Hong Seng Consolidated Bhd. (expiring 10/03/24) (a)	508,266	537
Malaysian Resources Corp. Bhd. (expiring 10/29/27) (a)	179,301	5,304
SKP Resources Bhd. (expiring 04/25/26) (a)	108,980	1,151
VS Industry Bhd. (expiring 06/14/24) (a)	975,140	1,030
		37,666
THAILAND — 0.0% (f)
Srisawad Corp. PCL (expiring 08/29/25) (a)	9,740	264
VGI PCL (expiring 05/23/27) (a)	70,080	135
		399
TOTAL WARRANTS (Cost $7,872)		45,287
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (g) (h)	53,404,846	53,404,846

See accompanying notes to financial statements.
100

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	202,031,210	$ 202,031,210
TOTAL SHORT-TERM INVESTMENTS (Cost $255,436,056)		255,436,056
TOTAL INVESTMENTS — 102.3% (Cost $8,418,315,334)		8,771,307,213
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(197,314,299)
NET ASSETS — 100.0%		$ 8,573,992,914
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.0% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $243,045, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
101

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	875	06/21/2024	$45,809,419	$45,893,750	$84,331

During the period ended March 31, 2024, the average notional value related to futures contracts was $61,785,411.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,359,209,469	$155,670,162	$243,045	$8,515,122,676
Preferred Stocks	635,524	—	—	635,524
Rights	67,670	—	0(a)	67,670
Warrants	45,287	—	—	45,287
Short-Term Investments	255,436,056	—	—	255,436,056
TOTAL INVESTMENTS	$8,615,394,006	$155,670,162	$243,045	$8,771,307,213
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 84,331	$ —	$ —	$ 84,331
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 84,331	$ —	$ —	$ 84,331
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2024.
Sector Breakdown as of March 31, 2024

% of Net Assets
Financials	22.3%
Information Technology	18.8
Consumer Discretionary	12.3
Industrials	8.5
Materials	8.1
Communication Services	7.8
Consumer Staples	6.0
Energy	5.6
Health Care	4.2
Utilities	3.3
Real Estate	2.4
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
102

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	65,836,738	$ 65,836,738	$300,526,081	$312,957,973	$—	$—	53,404,846	$ 53,404,846	$1,693,031
State Street Navigator Securities Lending Portfolio II	157,993,212	157,993,212	667,911,074	623,873,076	—	—	202,031,210	202,031,210	672,441
Total		$223,829,950	$968,437,155	$936,831,049	$—	$—		$255,436,056	$2,365,472
See accompanying notes to financial statements.
103

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 1.0%
Glencore PLC	215,468	$ 1,184,843
Rio Tinto PLC	23,265	1,474,471
		2,659,314
AUSTRIA — 0.5%
Addiko Bank AG	251	4,866
Agrana Beteiligungs AG	254	3,840
AMAG Austria Metall AG (a)	71	2,101
ams-OSRAM AG (b)	21,457	24,954
ANDRITZ AG	1,555	97,069
AT&S Austria Technologie & Systemtechnik AG	535	11,180
BAWAG Group AG (a)	1,757	111,387
CA Immobilien Anlagen AG	1,000	35,316
DO & Co. AG	139	20,777
Erste Group Bank AG	7,053	314,592
EVN AG	874	23,126
FACC AG (b)	370	2,541
Flughafen Wien AG	91	4,953
Immofinanz AG (b)	666	16,256
Kontron AG	812	17,925
Lenzing AG (b)	391	13,534
Mayr Melnhof Karton AG	184	22,932
Mondi PLC	8,824	155,555
Oesterreichische Post AG	695	23,757
OMV AG	3,081	145,943
Palfinger AG	275	6,846
PIERER Mobility AG	188	9,497
Porr AG	518	7,944
Raiffeisen Bank International AG	2,891	57,637
Rosenbauer International AG (b)	63	1,919
S IMMO AG (b)	158	3,007
Schoeller-Bleckmann Oilfield Equipment AG	236	11,291
Semperit AG Holding	222	2,939
Strabag SE	355	14,972
Telekom Austria AG	1,826	15,284
UBM Development AG	63	1,279
UNIQA Insurance Group AG	2,486	21,506
Verbund AG	1,427	104,414
Vienna Insurance Group AG Wiener Versicherung Gruppe	825	25,750
voestalpine AG	2,431	68,262
Wienerberger AG	2,267	82,657
Zumtobel Group AG	598	3,727
		1,491,535
BELGIUM — 1.4%
Ackermans & van Haaren NV	486	85,031
Aedifica SA REIT	1,023	62,921
Ageas SA	3,844	178,183
AGFA-Gevaert NV (b)	2,434	3,496
Anheuser-Busch InBev SA	19,518	1,190,145
Ascencio REIT	92	4,730
Atenor	72	518
Security Description	Shares	Value
Azelis Group NV	2,822	$ 59,706
Banque Nationale de Belgique	4	2,030
Barco NV	1,523	25,117
Bekaert SA	761	39,072
Biocartis Group NV (a) (b) (c)	1,354	—
bpost SA	2,092	7,826
Care Property Invest NV REIT (b) (d)	1,024	14,598
Cie d'Entreprises CFE	144	1,114
Cie du Bois Sauvage SA	26	6,936
Cofinimmo SA REIT	763	49,978
Colruyt Group NV	925	42,777
Deceuninck NV	1,527	3,719
Deme Group NV	136	21,768
D'ieteren Group	486	107,915
Econocom Group SA	1,920	4,406
Elia Group SA	746	80,568
EVS Broadcast Equipment SA	239	8,608
Exmar NV (d)	812	6,726
Fagron	1,525	29,086
Financiere de Tubize SA	463	44,954
Floridienne SA	8	6,048
Fluxys Belgium SA	129	2,967
Galapagos NV (b) (d)	930	29,710
Gimv NV	410	19,705
Greenyard NV	368	2,023
Groupe Bruxelles Lambert NV	1,791	135,516
Home Invest Belgium SA REIT	158	2,822
Hyloris Pharmaceuticals SA (b)	216	2,671
Immobel SA	86	2,694
Ion Beam Applications	476	6,734
KBC Ancora	795	38,757
KBC Group NV	5,336	400,059
Kinepolis Group NV	313	14,384
Lotus Bakeries NV	9	86,994
Melexis NV	443	35,955
Mithra Pharmaceuticals SA (b) (d)	508	153
Montea NV REIT	413	37,244
Nextensa SA REIT	63	3,028
Nyxoah SA (b)	238	3,162
Ontex Group NV (b) (d)	1,415	11,973
Orange Belgium SA (b)	267	3,956
Proximus SADP	3,356	27,176
Recticel SA	861	10,154
Retail Estates NV REIT	301	21,130
Shurgard Self Storage Ltd. REIT	654	29,231
Sipef NV	129	7,732
Sofina SA (d)	353	79,298
Solvay SA (d)	1,568	42,844
Syensqo SA (b)	1,568	148,650
Tessenderlo Group SA	441	11,550
TINC Comm VA (b)	481	6,078
UCB SA	2,728	337,050
Umicore SA	4,213	90,978
Unifiedpost Group SA (b)	535	2,248
Van de Velde NV	119	4,370

See accompanying notes to financial statements.
104

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
VGP NV	302	$ 34,606
Warehouses De Pauw CVA REIT	3,565	101,876
Wereldhave Belgium Comm VA REIT	54	2,782
X-Fab Silicon Foundries SE (a) (b)	1,074	8,137
Xior Student Housing NV REIT	656	19,837
		3,914,210
BERMUDA — 0.0% (e)
Conduit Holdings Ltd.	3,418	22,366
Himalaya Shipping Ltd. (b)	349	2,567
Northern Ocean Ltd. (b)	2,364	2,173
		27,106
BOSNIA AND HERZEGOVINA — 0.0% (e)
Adriatic Metals PLC (b)	5,380	13,361
BRAZIL — 0.0% (e)
Yara International ASA	3,491	110,343
CANADA — 0.0% (e)
International Petroleum Corp. (b)	2,204	26,240
CHILE — 0.1%
Antofagasta PLC	8,346	214,973
CHINA — 0.4%
Prosus NV	32,524	1,021,286
TI Fluid Systems PLC (a)	8,073	14,685
		1,035,971
CYPRUS — 0.0% (e)
ASBISc Enterprises PLC	812	5,437
DENMARK — 5.3%
ALK-Abello AS (b)	2,827	50,797
Alm Brand AS	18,768	35,762
Ambu AS Class B (b)	4,122	67,770
AP Moller - Maersk AS Class A	63	80,591
AP Moller - Maersk AS Class B	90	117,203
Asetek AS (b)	1,131	13,912
Atlantic Sapphire ASA (b)	3,753	311
Bang & Olufsen AS (b)	1,898	2,570
Bavarian Nordic AS (b)	1,677	37,624
Better Collective AS (b)	700	18,821
Carlsberg AS Class B	2,104	287,459
cBrain AS	284	15,544
Cementir Holding NV	976	11,047
Chemometec AS	353	21,661
Coloplast AS Class B	2,748	370,989
D/S Norden AS	486	19,802
Danske Bank AS	14,797	442,635
Demant AS (b)	1,825	90,636
Dfds AS	732	21,240
DSV AS	3,864	627,729
FLSmidth & Co. AS (b)	1,122	55,917
Genmab AS (b)	1,438	433,909
GN Store Nord AS (b)	2,821	74,584
H Lundbeck AS	6,112	29,398
H&H International AS Class B (b)	354	3,583
Security Description	Shares	Value
ISS AS	3,396	$ 61,808
Jeudan AS	188	6,016
Jyske Bank AS	1,010	85,199
Matas AS	771	13,061
Napatech AS (b)	673	1,235
Netcompany Group AS (a) (b)	1,009	41,637
Nilfisk Holding AS (b)	222	4,558
NKT AS (b)	1,186	97,882
Novo Nordisk AS Class B	70,378	8,980,545
Novonesis (Novozymes) B Class B	7,715	452,634
NTG Nordic Transport Group AS Class A (b)	349	14,149
Orsted AS (a) (b)	4,142	230,534
Pandora AS	1,808	291,756
Per Aarsleff Holding AS	403	20,131
Ringkjoebing Landbobank AS	585	102,406
Rockwool AS Class A (b)	122	39,745
Rockwool AS Class B (b)	201	66,035
Royal Unibrew AS	943	62,357
Scandinavian Tobacco Group AS Class A (a)	1,131	20,273
Schouw & Co. AS	271	20,875
Solar AS Class B	108	5,199
SP Group AS	182	5,718
Spar Nord Bank AS	1,547	25,804
Sparekassen Sjaelland-Fyn AS	370	11,411
Sydbank AS	1,136	58,687
Topdanmark AS	1,031	44,037
Trifork Holding AG	280	4,768
Tryg AS	7,509	154,605
UIE PLC	289	9,122
Vestas Wind Systems AS (b)	21,947	613,302
Zealand Pharma AS (b)	1,153	113,772
		14,590,755
EGYPT — 0.0% (e)
Centamin PLC	24,587	35,066
Energean PLC	2,954	40,787
		75,853
FAEROE ISLANDS — 0.0% (e)
Bakkafrost P	1,099	70,608
FINLAND — 1.7%
Afarak Group SE (b)	3,279	1,310
Aktia Bank OYJ	1,354	14,652
Alandsbanken Abp Class A	50	1,955
Alandsbanken Abp Class B	147	5,588
Alisa Pankki OYJ (b)	123	2,497
Alma Media OYJ	891	9,488
Anora Group OYJ (d)	933	5,401
Aspo OYJ	550	3,611
Atria OYJ	194	2,032
Bittium OYJ	748	4,378
CapMan OYJ Class B	3,274	6,846
Cargotec OYJ Class B (b)	845	58,908
Citycon OYJ (d)	1,612	6,661

See accompanying notes to financial statements.
105

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Digia OYJ	301	$ 1,671
Elisa OYJ	3,229	144,201
Enento Group OYJ (a)	449	8,370
eQ OYJ	387	5,726
Etteplan OYJ	222	3,237
Evli OYJ Class B	83	1,685
Finnair OYJ (b) (d)	1,832	5,801
Fiskars OYJ Abp	1,061	19,663
Fortum OYJ (d)	9,641	119,169
F-Secure OYJ (d)	2,399	4,861
Gofore OYJ (b)	158	3,652
Harvia OYJ	354	14,650
HKScan OYJ Class A (b)	1,177	869
Huhtamaki OYJ (d)	2,123	89,031
Incap OYJ (b)	355	3,531
Kamux Corp.	569	3,561
Kemira OYJ	2,541	48,080
Kesko OYJ Class A (d)	2,059	39,048
Kesko OYJ Class B	5,941	111,098
Kojamo OYJ (b)	3,851	45,667
Kone OYJ Class B	8,739	407,160
Konecranes OYJ	1,568	81,471
Lassila & Tikanoja OYJ	778	7,394
Lindex Group OYJ Class B (b)	2,645	9,227
Mandatum OYJ (b)	10,229	45,786
Marimekko OYJ	857	11,505
Metsa Board OYJ Class B (d)	3,695	28,014
Metso OYJ (d)	13,819	164,244
Musti Group OYJ	100	2,698
Neste OYJ	9,295	251,969
Nokia OYJ	114,418	406,674
Nokian Renkaat OYJ (d)	2,640	24,897
Nordea Bank Abp (d) (f)	55,079	614,015
Nordea Bank Abp (f)	21,221	239,959
Olvi OYJ Class A (d)	343	11,410
Oma Saastopankki OYJ	184	3,974
Optomed OYJ (b)	251	1,071
Oriola OYJ Class B	2,399	2,632
Orion OYJ Class A	608	22,720
Orion OYJ Class B	2,321	86,656
Orthex OYJ	194	1,297
Outokumpu OYJ (d)	8,527	37,113
Pihlajalinna OYJ (b)	379	3,115
Ponsse OYJ	236	6,015
Puuilo OYJ	1,481	15,843
QT Group OYJ (b) (d)	442	36,518
Raisio OYJ Class V	2,676	5,925
Rapala VMC OYJ (b)	449	1,334
Relais Group OYJ	216	2,764
Remedy Entertainment OYJ	211	3,724
Revenio Group OYJ (b)	499	13,742
Sampo OYJ Class A	10,229	436,535
Sanoma OYJ	1,746	12,841
Scanfil OYJ	479	4,325
Sitowise Group PLC	617	1,892
Stora Enso OYJ Class A	570	7,972
Security Description	Shares	Value
Stora Enso OYJ Class R (d)	13,254	$ 184,440
Suominen OYJ	633	1,914
Taaleri PLC	354	3,953
Talenom OYJ (d)	580	3,721
Tecnotree OYJ (b) (d)	3,323	998
Terveystalo OYJ (a) (d)	2,051	16,702
TietoEVRY OYJ (d)	2,312	48,965
Tokmanni Group Corp.	1,037	17,001
UPM-Kymmene OYJ	11,552	385,139
Vaisala OYJ Class A	575	23,567
Valmet OYJ (d)	3,303	87,005
Verkkokauppa.com OYJ (b)	512	1,311
Viking Line Abp	209	4,718
Wartsila OYJ Abp	10,619	161,591
WithSecure OYJ (b) (d)	2,108	2,422
YIT OYJ (d)	3,665	7,703
		4,762,479
FRANCE — 15.1%
AB Science SA (b)	441	1,205
Abivax SA (b)	630	9,117
Accor SA	4,077	190,657
Adevinta ASA (b)	6,229	65,341
Aeroports de Paris SA	486	66,712
Air France-KLM (b) (d)	3,033	33,824
Air Liquide SA	11,409	2,376,120
Airbus SE	12,718	2,344,914
ALD SA (a)	4,875	34,486
Alstom SA (d)	6,415	97,895
Altarea SCA REIT	118	9,991
Alten SA	666	97,247
Amundi SA (a)	1,386	95,276
Antin Infrastructure Partners SA	613	8,898
ARGAN SA REIT	207	18,757
Arkema SA	1,270	133,786
Atos SE (b) (d)	2,306	4,727
Aubay	194	8,527
AXA SA	41,396	1,556,498
Believe SA (b)	420	7,675
Beneteau SACA	741	10,948
BioMerieux	1,042	115,068
BNP Paribas SA	23,502	1,671,669
Bollore SE	14,788	98,861
Bonduelle SCA	278	2,255
Bouygues SA	6,026	246,201
Bureau Veritas SA	6,307	192,631
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	323	6,279
Caisse Regionale de Credit Agricole Mutuel Nord de France	325	4,248
Capgemini SE	3,740	861,561
Carmila SA REIT	1,141	19,864
Carrefour SA	11,944	204,780
Casino Guichard Perrachon SA (b) (d)	812	34
CGG SA (b)	15,126	6,564

See accompanying notes to financial statements.
106

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Christian Dior SE	105	$ 88,055
Cie de L'Odet SE	11	18,628
Cie de Saint-Gobain SA	10,971	852,276
Cie des Alpes	694	10,119
Cie Generale des Etablissements Michelin SCA	15,524	595,525
Cie Plastic Omnium SE	1,315	17,156
Clariane SE (d)	1,535	2,444
Coface SA	2,312	36,580
Covivio SA REIT	1,177	60,634
Credit Agricole SA	26,695	398,324
Danone SA	14,011	906,248
Dassault Aviation SA	397	87,467
Dassault Systemes SE	15,704	696,052
DBV Technologies SA (b) (d)	1,627	2,339
Derichebourg SA	1,882	8,947
Edenred SE	5,435	290,320
Eiffage SA	2,136	242,568
Elior Group SA (a) (b)	2,151	5,752
Elis SA	4,023	91,502
Engie SA	40,644	680,820
Equasens	92	5,097
Eramet SA	235	17,880
EssilorLuxottica SA	6,668	1,510,142
Eurazeo SE	1,045	91,699
Euroapi SA (b)	1,153	3,480
Eutelsat Communications SACA (b) (d)	3,631	15,858
Exclusive Networks SA (b)	532	12,640
Fnac Darty SA	286	8,964
Forvia SE (b) (f)	3,301	50,107
Forvia SE (b) (d) (f)	399	6,046
Gaztransport Et Technigaz SA	747	111,736
Gecina SA REIT	1,022	104,471
Getlink SE	7,069	120,473
Hermes International SCA	762	1,947,123
ICADE REIT	649	17,593
ID Logistics Group SACA (b)	50	19,089
Imerys SA	711	24,250
Interparfums SA	419	23,622
Ipsen SA	826	98,396
IPSOS SA	845	59,638
JCDecaux SE (b)	1,677	32,601
Kaufman & Broad SA	286	8,340
Kering SA	1,561	617,622
Klepierre SA REIT	4,442	115,137
La Francaise des Jeux SAEM (a)	2,451	100,007
Lagardere SA	367	8,383
Lectra	649	22,675
Legrand SA	5,773	612,386
LISI SA	352	8,991
L'Oreal SA	5,234	2,479,565
LVMH Moet Hennessy Louis Vuitton SE	5,583	5,026,911
Maisons du Monde SA (a)	445	2,084
Manitou BF SA	222	6,078
Security Description	Shares	Value
McPhy Energy SA (b) (d)	450	$ 922
Mercialys SA REIT	1,828	21,302
Mersen SA	420	16,534
Metropole Television SA	1,088	16,239
Neoen SA (a)	1,677	47,525
Neurones	177	8,755
Nexans SA	695	72,733
Nexity SA	878	8,985
Orange SA	44,485	523,101
Orpea SA (b) (d)	1,431	15,665
OVH Groupe SAS (b)	658	6,879
Pernod Ricard SA	4,376	708,676
Peugeot Invest	91	11,499
Publicis Groupe SA	5,195	566,951
Quadient SA	720	14,821
Remy Cointreau SA	469	47,329
Renault SA	4,462	225,503
Rexel SA	4,858	131,323
Robertet SA	18	15,513
Rubis SCA	2,148	75,952
Safran SA	8,222	1,865,193
Sartorius Stedim Biotech (b)	599	170,981
SCOR SE	3,566	123,511
SEB SA	695	89,021
Societe BIC SA	517	36,963
Societe Generale SA	17,375	465,560
Societe LDC SADIR	68	9,988
Sodexo SA	1,842	158,114
SOITEC (b)	548	56,757
Solutions 30 SE (b)	1,561	3,527
Sopra Steria Group	353	85,550
SPIE SA	3,225	121,278
Stef SA	115	16,941
Sword Group	158	6,425
Technip Energies NV	3,106	78,528
Teleperformance SE	1,317	128,126
Television Francaise 1 SA	2,183	19,969
Thales SA	2,234	381,330
Thermador Groupe (d)	170	16,212
Tikehau Capital SCA	923	20,286
TotalEnergies SE	51,758	3,547,886
Trigano SA	175	30,807
Ubisoft Entertainment SA (b)	1,985	41,815
Unibail-Rodamco-Westfield REIT (b)	2,234	179,748
Valeo SE	4,743	59,369
Vallourec SACA (b)	3,462	64,310
Valneva SE (b) (d)	1,759	6,909
Veolia Environnement SA	14,603	475,187
Verallia SA (a)	1,724	67,104
Vetoquinol SA	75	8,060
Vicat SACA	381	15,040
Vinci SA	12,781	1,639,301
Virbac SACA	91	34,005
Vivendi SE	15,757	171,877
Voltalia SA (b) (d)	855	6,058

See accompanying notes to financial statements.
107

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
VusionGroup (b)	179	$ 27,567
Waga Energy SA (b)	186	3,194
Wavestone	183	11,088
Wendel SE	567	57,929
Worldline SA (a) (b)	5,054	62,662
		41,883,839
GABON — 0.0% (e)
BW Energy Ltd. (b)	1,011	2,484
GEORGIA — 0.0% (e)
Bank of Georgia Group PLC	785	50,079
TBC Bank Group PLC	1,117	45,365
		95,444
GERMANY — 12.6%
1&1 AG	775	13,409
7C Solarparken AG	1,497	5,028
Aareal Bank AG (b)	2	72
About You Holding SE (b)	748	3,472
Adesso SE	57	6,722
adidas AG	3,615	808,169
ADLER Group SA (a) (b)	1,843	357
Adtran Networks SE (b)	401	8,644
AIXTRON SE	2,411	63,795
Allianz SE	8,493	2,548,104
Amadeus Fire AG	108	14,020
Aroundtown SA (b)	14,810	31,270
Atoss Software AG	105	31,072
Aurubis AG	669	47,094
Auto1 Group SE (a) (b)	2,206	10,442
BASF SE	19,340	1,105,559
Basler AG	301	3,511
Bayer AG	21,471	659,254
Bayerische Motoren Werke AG	6,479	748,433
Bayerische Motoren Werke AG Preference Shares	1,284	137,840
BayWa AG	264	7,171
Bechtle AG	1,808	95,640
Beiersdorf AG	2,138	311,605
Bike24 Holding AG (b)	527	791
Bilfinger SE	476	22,260
Biotest AG Preference Shares (b)	211	6,107
Borussia Dortmund GmbH & Co. KGaA (b)	1,526	5,521
BRANICKS Group AG (b)	778	1,195
Brenntag SE	2,864	241,511
CANCOM SE	733	21,881
Carl Zeiss Meditec AG	811	101,427
Ceconomy AG (b)	3,589	7,213
Cewe Stiftung & Co. KGaA	108	11,991
Commerzbank AG	23,072	317,203
CompuGroup Medical SE & Co. KGaA	629	19,374
Continental AG	2,320	167,625
Covestro AG (a) (b)	4,185	229,063
CTS Eventim AG & Co. KGaA	1,267	112,821
Daimler Truck Holding AG	12,501	634,011
Security Description	Shares	Value
Dermapharm Holding SE	403	$ 14,206
Deutsche Bank AG	44,289	697,488
Deutsche Beteiligungs AG	251	6,980
Deutsche Boerse AG	4,150	850,011
Deutsche EuroShop AG	306	6,272
Deutsche Lufthansa AG (b)	12,926	101,643
Deutsche Pfandbriefbank AG (a) (d)	2,874	15,346
Deutsche Post AG	20,885	900,315
Deutsche Telekom AG	75,173	1,826,704
Deutsche Wohnen SE	1,088	22,326
Deutz AG	2,579	16,392
DMG Mori AG	189	8,981
Dr Ing hc F Porsche AG Preference Shares (a)	2,464	245,568
Draegerwerk AG & Co. KGaA Preference Shares	171	9,400
Duerr AG	1,049	24,267
DWS Group GmbH & Co. KGaA (a)	661	29,112
E.ON SE	44,057	613,088
Eckert & Ziegler SE	303	12,265
Elmos Semiconductor SE	171	13,648
ElringKlinger AG	588	3,855
EnBW Energie Baden-Wuerttemberg AG	388	32,853
Encavis AG (b)	2,581	46,983
Energiekontor AG	157	10,869
Evonik Industries AG	4,483	88,723
Evotec SE (b)	3,291	51,430
Fielmann Group AG	512	23,534
flatexDEGIRO AG (b)	1,796	20,163
Fraport AG Frankfurt Airport Services Worldwide (b)	791	41,740
Freenet AG	2,612	73,571
Fresenius Medical Care AG	4,284	164,943
Fresenius SE & Co. KGaA	9,029	243,783
FUCHS SE	695	27,322
FUCHS SE Preference Shares	1,486	73,664
GEA Group AG	3,466	146,699
Gerresheimer AG	695	78,363
GFT Technologies SE	325	9,477
Grand City Properties SA (b)	1,656	18,958
Grenke AG	598	15,629
Hamborner REIT AG	1,532	11,350
Hamburger Hafen und Logistik AG (b)	466	8,354
Hannover Rueck SE	1,304	357,291
Hapag-Lloyd AG (a) (d)	152	22,933
Heidelberg Materials AG	2,888	317,986
Heidelberger Druckmaschinen AG (b)	5,045	5,667
Hella GmbH & Co. KGaA (d)	441	40,579
HelloFresh SE (b) (d)	3,498	24,904
Henkel AG & Co. KGaA	2,146	154,728
Henkel AG & Co. KGaA Preference Shares	3,571	287,323

See accompanying notes to financial statements.
108

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Hensoldt AG	1,153	$ 54,093
HOCHTIEF AG	404	46,992
Hornbach Holding AG & Co. KGaA	158	12,713
HUGO BOSS AG	1,303	76,863
Hypoport SE (b)	105	26,740
Indus Holding AG	391	11,212
Infineon Technologies AG	28,299	963,190
Instone Real Estate Group SE (a)	1,031	9,943
Ionos SE (b)	408	9,386
Jenoptik AG	1,090	33,903
JOST Werke SE (a)	266	13,675
Jungheinrich AG Preference Shares	1,010	37,393
K&S AG	4,141	64,669
KION Group AG	1,576	83,027
Kloeckner & Co. SE	1,586	11,562
Knorr-Bremse AG	1,437	108,792
Koenig & Bauer AG (b)	273	3,685
Krones AG	280	37,104
KSB SE & Co. KGaA Preference Shares	24	16,174
KWS Saat SE & Co. KGaA	212	11,345
Lanxess AG	1,809	48,472
LEG Immobilien SE (b)	1,613	138,632
LPKF Laser & Electronics SE (b)	479	4,149
Medios AG (b)	367	6,492
Mercedes-Benz Group AG	17,336	1,381,936
Merck KGaA	2,816	497,553
METRO AG	2,945	16,046
Mister Spex SE (b)	349	1,217
MLP SE	980	5,938
Montana Aerospace AG (a) (b)	614	11,521
MorphoSys AG (b)	826	59,948
MTU Aero Engines AG	1,180	299,739
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,958	1,444,936
Mutares SE & Co. KGaA	273	10,880
Nagarro SE (b)	172	14,814
Nemetschek SE	1,219	120,751
New Work SE	58	4,222
Nexus AG	289	17,572
Nordex SE (b)	3,084	40,502
Norma Group SE	695	12,933
Patrizia SE	956	8,900
Pfeiffer Vacuum Technology AG	79	13,310
PNE AG (d)	891	12,895
Porsche Automobil Holding SE Preference Shares	3,286	174,321
ProSiebenSat.1 Media SE	3,165	22,259
Puma SE	2,286	103,742
PVA TePla AG (b)	370	7,508
Rational AG	114	98,373
Rheinmetall AG	953	536,234
RWE AG	14,792	502,585
SAF-Holland SE	894	18,239
Security Description	Shares	Value
Salzgitter AG	469	$ 12,258
SAP SE	23,530	4,585,921
Sartorius AG (b)	58	17,226
Sartorius AG Preference Shares (b)	529	210,589
Schaeffler AG Preference Shares	3,543	23,915
Schott Pharma AG & Co. KGaA	736	31,477
Scout24 SE (a)	1,593	120,190
Secunet Security Networks AG	40	6,929
SFC Energy AG (b)	382	7,418
SGL Carbon SE (b)	1,109	8,330
Siemens AG	16,241	3,103,928
Siemens Energy AG (b)	14,302	262,662
Siemens Healthineers AG (a) (b)	6,044	370,241
Siltronic AG	366	32,492
Sixt SE	269	26,859
Sixt SE Preference Shares	352	25,851
SMA Solar Technology AG (b)	400	23,112
Softwareone Holding AG	2,465	45,485
Stabilus SE	527	33,580
STO SE & Co. KGaA Preference Shares	52	8,884
STRATEC SE	134	5,818
Stroeer SE & Co. KGaA	705	42,943
Suedzucker AG	1,220	17,511
SUESS MicroTec SE	331	13,066
Symrise AG	2,756	330,240
Synlab AG (f)	45	532
Synlab AG (b) (f)	1,228	13,196
TAG Immobilien AG (b)	4,073	55,755
Takkt AG	632	9,133
Talanx AG	1,299	102,974
TeamViewer SE (a) (b)	3,057	45,578
thyssenkrupp AG	10,817	58,108
Thyssenkrupp Nucera AG & Co. KGaA (a) (b)	468	7,238
Traton SE	1,063	38,276
TUI AG (b) (f)	7,281	60,061
TUI AG (b) (f)	2,381	19,636
United Internet AG	1,785	40,214
Varta AG (b)	382	6,108
Verbio SE	420	9,548
Vitesco Technologies Group AG Class A (b)	161	11,189
Volkswagen AG	617	94,357
Volkswagen AG Preference Shares	4,508	598,064
Vonovia SE	15,154	448,437
Vossloh AG	157	7,749
Wacker Chemie AG	432	48,779
Wacker Neuson SE	643	11,917
Washtec AG	245	10,438
Westwing Group SE (b)	302	2,577
Wuestenrot & Wuerttembergische AG	432	6,215

See accompanying notes to financial statements.
109

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Zalando SE (a) (b)	5,069	$ 145,020
		34,865,467
GHANA — 0.0% (e)
Tullow Oil PLC (b) (d)	24,512	9,649
GREECE — 0.0% (e)
Okeanis Eco Tankers Corp. (a) (b)	237	7,002
GUATEMALA — 0.0% (e)
Millicom International Cellular SA SDR (b)	2,822	57,587
HONG KONG — 0.2%
Cadeler AS (b)	2,054	10,053
Prudential PLC	59,798	561,261
		571,314
IRELAND — 0.5%
AIB Group PLC	33,581	170,602
Bank of Ireland Group PLC	22,810	232,799
C&C Group PLC	8,319	17,214
Cairn Homes PLC	14,473	24,947
COSMO Pharmaceuticals NV	181	14,328
Dalata Hotel Group PLC	4,000	19,462
Glanbia PLC	4,350	85,879
Glenveagh Properties PLC (a) (b)	12,905	17,450
Greencore Group PLC (b)	11,664	17,578
Irish Residential Properties REIT PLC	8,328	9,264
Kerry Group PLC Class A	3,332	285,869
Kingspan Group PLC	3,431	312,965
Smurfit Kappa Group PLC	5,395	246,290
		1,454,647
ISRAEL — 0.0% (e)
Plus500 Ltd.	1,956	44,600
ITALY — 4.2%
A2A SpA	33,346	60,269
ACEA SpA	931	16,510
AMCO - Asset Management Co. SpA Class B (b) (c) (d)	88	—
Amplifon SpA	2,841	103,708
Anima Holding SpA (a)	5,306	25,214
Antares Vision SpA (b)	708	2,042
Aquafil SpA	377	1,236
Ariston Holding NV	2,407	13,531
Arnoldo Mondadori Editore SpA	3,274	8,239
Ascopiave SpA	1,402	3,581
Assicurazioni Generali SpA	23,994	607,931
Avio SpA (b)	367	4,011
Azimut Holding SpA	2,470	67,170
Banca Generali SpA	1,254	49,866
Banca IFIS SpA	573	11,232
Banca Mediolanum SpA	4,668	51,322
Banca Monte dei Paschi di Siena SpA (b)	16,492	74,808
Banca Popolare di Sondrio SpA	7,754	58,118
Banco BPM SpA	32,892	219,108
Security Description	Shares	Value
Banco di Desio e della Brianza SpA	922	$ 4,650
BasicNet SpA	535	2,354
BF SpA	1,218	4,749
BFF Bank SpA (a)	3,938	52,738
Biesse SpA	260	3,482
BPER Banca	21,775	103,004
Brembo SpA	3,317	42,523
Brunello Cucinelli SpA	744	85,173
Buzzi SpA	2,101	82,594
Carel Industries SpA (a)	1,139	25,033
Cembre SpA	92	4,382
CIR SpA-Compagnie Industriali (b)	19,052	11,029
Coca-Cola HBC AG	4,510	142,602
Credito Emiliano SpA	1,586	15,878
d'Amico International Shipping SA	909	6,254
Danieli & C Officine Meccaniche SpA (f)	780	20,597
Danieli & C Officine Meccaniche SpA (d) (f)	261	9,274
Datalogic SpA	481	2,982
Davide Campari-Milano NV	12,888	129,642
De' Longhi SpA	1,527	52,872
DiaSorin SpA	550	53,163
Digital Bros SpA (b)	75	658
doValue SpA (a) (d)	1,272	2,919
El.En. SpA (d)	836	10,600
Enav SpA (a)	5,389	22,582
Enel SpA	169,318	1,118,941
Eni SpA	45,598	721,353
Equita Group SpA	773	3,289
ERG SpA	1,193	29,995
Esprinet SpA	640	3,719
Eurogroup Laminations SpA (b) (d)	1,836	7,483
Eurotech SpA (b)	501	939
Ferrari NV	2,533	1,105,198
Ferretti SpA	3,155	10,781
Fila SpA	564	4,849
Fincantieri SpA (b) (d)	10,404	7,641
Fine Foods & Pharmaceuticals NTM	219	1,963
FinecoBank Banca Fineco SpA	13,427	201,349
Garofalo Health Care SpA (b)	602	3,199
Gruppo MutuiOnline SpA	528	21,355
GVS SpA (a) (b) (d)	1,315	8,592
Hera SpA	17,869	63,029
Immobiliare Grande Distribuzione SIIQ SpA REIT (d)	989	1,621
Industrie De Nora SpA (d)	1,167	16,523
Infrastrutture Wireless Italiane SpA (a)	7,674	87,272
Intercos SpA	1,141	16,537
Interpump Group SpA	1,809	88,289
Intesa Sanpaolo SpA	349,625	1,269,852
Iren SpA	15,217	31,127

See accompanying notes to financial statements.
110

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Italgas SpA	10,423	$ 60,787
Italmobiliare SpA	335	12,518
Iveco Group NV (b)	4,089	60,942
IVS Group SA	741	5,170
Juventus Football Club SpA (b) (d)	1,594	3,904
KME Group SpA (b)	2,468	2,708
Leonardo SpA	8,756	220,147
Lottomatica Group SpA (b)	1,482	17,782
LU-VE SpA	149	3,717
Maire Tecnimont SpA	3,423	26,858
MARR SpA	705	8,969
Mediobanca Banca di Credito Finanziario SpA	10,881	162,288
MFE-MediaForEurope NV Class A	3,591	9,327
MFE-MediaForEurope NV Class B (d)	1,612	5,599
Moncler SpA	4,567	341,221
Nexi SpA (a) (b)	12,268	77,827
OVS SpA (a)	4,304	11,323
Pharmanutra SpA	63	3,878
Philogen SpA (a) (b)	207	3,935
Piaggio & C SpA	3,810	12,065
Pirelli & C SpA (a)	8,443	51,756
Poste Italiane SpA (a)	10,100	126,587
Prysmian SpA	5,990	313,045
RAI Way SpA (a)	2,024	11,345
Recordati Industria Chimica e Farmaceutica SpA	2,188	121,082
Reply SpA	486	68,864
Revo SpA (b)	353	3,454
Risanamento SpA (b)	29,309	1,019
Ryanair Holdings PLC ADR	1,945	283,172
Sabaf SpA (b)	149	2,877
SAES Getters SpA	279	10,727
Safilo Group SpA (b)	4,902	6,364
Saipem SpA (b)	25,374	61,988
Salcef Group SpA	549	13,578
Salvatore Ferragamo SpA	1,528	18,598
Sanlorenzo SpA	266	12,109
Saras SpA	12,119	23,193
Seco SpA (b) (d)	1,546	6,078
Seri Industrial SpA (b)	321	1,005
Sesa SpA	170	18,819
Snam SpA	45,180	213,524
SOL SpA	777	27,818
Spaxs SpA (b)	1,268	6,655
Tamburi Investment Partners SpA	2,316	24,888
Technogym SpA (a)	2,844	28,258
Technoprobe SpA (b)	3,433	31,218
Telecom Italia SpA (b) (d) (f)	226,318	55,020
Telecom Italia SpA (b) (f)	128,225	31,574
Terna - Rete Elettrica Nazionale	30,798	254,786
Tinexta SpA	419	8,602
Tod's SpA (b)	174	8,081
TXT e-solutions SpA	171	4,146
Security Description	Shares	Value
UniCredit SpA	37,271	$ 1,415,888
Unieuro SpA (a)	376	3,588
Unipol Gruppo SpA	8,906	74,697
UnipolSai Assicurazioni SpA	8,398	24,343
Webuild SpA (d)	9,897	23,964
Wiit SpA (d)	221	4,311
Wizz Air Holdings PLC (a) (b)	1,153	31,257
Zignago Vetro SpA	769	11,013
		11,584,782
JERSEY — 0.0% (e)
JTC PLC (a)	3,538	36,694
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	3,499	84,800
LIECHTENSTEIN — 0.0% (e)
Liechtensteinische Landesbank AG	223	18,173
LUXEMBOURG — 0.2%
Aperam SA	928	29,356
ArcelorMittal SA	11,253	309,361
Brederode SA	262	29,654
Eurofins Scientific SE	2,804	178,913
Global Fashion Group SA (b)	1,713	425
RTL Group SA	763	25,776
SES SA	8,006	53,435
		626,920
MALTA — 0.0% (e)
Catena Media PLC (b) (d)	3,080	3,068
Gaming Innovation Group, Inc. (b)	1,495	4,685
Kindred Group PLC SDR	3,828	44,500
		52,253
MEXICO — 0.0% (e)
Borr Drilling Ltd. (b)	4,768	30,326
Fresnillo PLC	3,934	23,352
		53,678
MONACO — 0.0% (e)
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	132	14,684
NETHERLANDS — 8.2%
Aalberts NV	2,059	99,156
ABN AMRO Bank NV GDR (a)	9,465	162,022
Adyen NV (a) (b)	625	1,058,400
Aegon Ltd.	29,771	181,663
Akzo Nobel NV	3,719	277,863
Alfen NV (a) (b) (d)	448	24,192
AMG Critical Materials NV	696	15,815
Arcadis NV	1,583	97,022
Argenx SE (b)	1,292	510,841
ASM International NV	1,022	624,618
ASML Holding NV	8,667	8,351,313
ASR Nederland NV	3,226	158,142
Basic-Fit NV (a) (b) (d)	1,133	25,305
BE Semiconductor Industries NV	1,663	254,858

See accompanying notes to financial statements.
111

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Corbion NV	1,239	$ 26,562
CTP NV (a)	2,515	44,872
Eurocommercial Properties NV REIT	1,071	24,452
Euronext NV (a)	1,768	168,413
EXOR NV	2,017	224,480
Flow Traders Ltd. (d)	674	13,299
Fugro NV (b)	2,231	54,743
Heineken Holding NV	2,517	203,333
Heineken NV (d)	6,251	603,141
IMCD NV	1,248	220,170
ING Groep NV	71,543	1,178,004
JDE Peet's NV	2,412	50,693
Koninklijke Ahold Delhaize NV	20,623	617,403
Koninklijke BAM Groep NV	5,944	22,545
Koninklijke KPN NV	85,333	319,425
Koninklijke Philips NV	16,742	336,422
Koninklijke Vopak NV	1,420	54,796
NN Group NV	5,835	269,843
NSI NV REIT	413	8,475
OCI NV	2,845	78,013
Onward Medical NV (b)	303	1,564
Pharming Group NV (b) (d)	13,320	14,659
PostNL NV (d)	7,886	10,748
Randstad NV (d)	2,714	143,390
Redcare Pharmacy NV (a) (b)	371	60,763
SBM Offshore NV (d)	3,037	48,511
Shell PLC (f)	57,958	1,921,905
Shell PLC (f)	82,221	2,748,763
TKH Group NV	862	36,773
TomTom NV (b) (d)	1,462	11,700
Universal Music Group NV	16,583	499,321
Van Lanschot Kempen NV	674	22,929
Wolters Kluwer NV	5,428	851,197
		22,732,517
NIGERIA — 0.0% (e)
Airtel Africa PLC (a)	26,401	35,285
NORWAY — 1.2%
2020 Bulkers Ltd.	475	6,537
ABG Sundal Collier Holding ASA	9,172	5,140
ABL Group ASA	1,255	1,406
AF Gruppen ASA	1,176	15,089
Agilyx ASA (b)	863	2,462
Akastor ASA (b)	2,990	3,015
Aker ASA Class A	542	31,150
Aker BioMarine ASA (b)	346	2,041
Aker BP ASA	6,641	165,159
Aker Carbon Capture ASA (b)	8,007	4,281
Aker Horizons ASA (b)	4,726	1,350
Aker Solutions ASA	6,110	21,864
AKVA Group ASA (b)	193	1,242
AMSC ASA	1,048	2,628
ArcticZymes Technologies ASA (b)	1,103	2,984
Arendals Fossekompani ASA	271	4,561
Security Description	Shares	Value
Aurskog Sparebank	70	$ 1,394
Austevoll Seafood ASA	1,923	15,102
AutoStore Holdings Ltd. (a) (b)	22,034	40,580
Avance Gas Holding Ltd. (a)	580	6,619
Axactor ASA (b)	3,460	1,489
B2 Impact ASA	6,163	4,545
Belships ASA	3,042	5,860
Bergenbio ASA (b)	36,015	644
BEWi ASA	926	2,787
Bluenord ASA (b)	575	30,370
Bonheur ASA	451	9,957
Borregaard ASA	2,022	35,264
Bouvet ASA	1,918	10,944
BW Offshore Ltd.	1,976	4,954
Carasent ASA	1,045	1,110
Cloudberry Clean Energy ASA (b)	3,380	3,100
Crayon Group Holding ASA (a) (b)	1,834	13,507
DNB Bank ASA	19,444	385,525
DNO ASA	21,197	19,050
DOF Group ASA (b)	3,213	21,822
Edda Wind ASA (b)	366	776
Elkem ASA (a)	6,475	12,725
Elliptic Laboratories ASA (b)	1,663	2,348
Elmera Group ASA (a)	2,386	7,553
Elopak ASA	1,846	5,785
Entra ASA (a)	1,463	15,131
Equinor ASA	21,515	567,990
Europris ASA (a)	3,553	25,546
Frontline PLC	3,217	73,066
Gjensidige Forsikring ASA	4,116	59,642
Gram Car Carriers ASA	303	5,564
Grieg Seafood ASA	1,284	8,048
Hexagon Composites ASA (b)	2,352	4,078
Hexagon Purus ASA (b)	2,463	1,419
Hoegh Autoliners ASA	2,154	18,306
Hofseth BioCare ASA (b)	3,846	737
IDEX Biometrics ASA (b)	3,911	983
Kid ASA (a)	839	10,966
Kitron ASA	4,380	13,727
Klaveness Combination Carriers ASA (a)	515	4,472
KMC Properties ASA (b)	1,265	886
Komplett ASA (b)	516	565
Kongsberg Gruppen ASA	1,926	133,062
Leroy Seafood Group ASA	6,005	26,437
LINK Mobility Group Holding ASA (b)	4,132	7,534
Magnora ASA	894	2,534
Medistim ASA	324	5,555
Morrow Bank ASA (b)	2,896	1,086
Mowi ASA	9,663	177,208
MPC Container Ships ASA	6,608	7,641
Multiconsult ASA (a)	450	6,139
NEL ASA (b)	35,074	15,609
Norbit ASA	391	2,487
Norconsult Norge AS (b)	4,360	10,887

See accompanying notes to financial statements.
112

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Nordic Semiconductor ASA (b)	3,647	$ 28,844
Norsk Hydro ASA	29,095	159,306
Norske Skog ASA (a)	1,678	5,188
Norwegian Air Shuttle ASA (b)	17,676	26,672
NRC Group ASA (b)	833	915
Nykode Therapeutics ASA (b)	4,205	5,810
Odfjell Drilling Ltd.	2,022	9,077
Odfjell SE Class A	542	6,845
OKEA ASA	633	1,446
Olav Thon Eiendomsselskap ASA	643	13,158
Orkla ASA	16,361	115,432
Otello Corp. ASA (b)	1,387	1,069
Panoro Energy ASA	2,770	6,823
Pareto Bank ASA	878	4,759
Pexip Holding ASA (b)	1,917	5,167
PGS ASA (b)	19,439	14,088
PhotoCure ASA (b)	518	2,626
Polaris Media ASA	248	1,600
poLight ASA (a) (b)	703	249
Protector Forsikring ASA	1,484	31,052
Rana Gruber ASA	537	3,901
Saga Pure ASA (b)	4,076	481
Salmar ASA	1,546	101,949
Salmon Evolution ASA (b)	6,622	3,894
Sandnes Sparebank (b)	433	4,031
SATS ASA (b)	1,439	2,430
Schibsted ASA Class A	1,583	50,604
Schibsted ASA Class B	2,091	63,336
Selvaag Bolig ASA	929	3,117
Siem Offshore, Inc. (b)	952	3,028
Solstad Offshore ASA (b)	1,038	3,749
SpareBank 1 Helgeland	254	2,997
SpareBank 1 Nord Norge	2,145	18,902
Sparebank 1 Oestlandet	931	10,676
SpareBank 1 SMN	3,221	40,913
SpareBank 1 Sorost-Norge	1,195	7,380
SpareBank 1 SR-Bank ASA	3,908	48,991
Sparebanken More (b)	877	7,373
Sparebanken Ost	311	1,491
Sparebanken Sor	121	1,550
Sparebanken Vest	1,964	21,073
Stolt-Nielsen Ltd.	512	18,878
Storebrand ASA	10,430	96,141
StrongPoint ASA	1,271	1,523
Telenor ASA	13,886	154,558
TGS ASA	2,703	29,450
Thor Medical ASA (b)	1,103	109
TOMRA Systems ASA	5,112	79,894
Totens Sparebank	63	1,301
Treasure ASA	805	1,477
Ultimovacs ASA (b)	630	463
Var Energi ASA	12,737	41,856
Veidekke ASA	2,320	25,235
Volue ASA (b)	813	2,248
Vow ASA (b)	1,318	667
Wallenius Wilhelmsen ASA	2,190	17,835
Security Description	Shares	Value
Wilh Wilhelmsen Holding ASA Class A	289	$ 9,297
Wilh Wilhelmsen Holding ASA Class B	205	6,406
XXL ASA (a) (b)	15,124	1,310
Zalaris ASA (b)	301	1,887
Zaptec ASA (b)	1,400	2,233
		3,456,784
PERU — 0.0% (e)
Hochschild Mining PLC (b)	6,270	10,091
POLAND — 0.8%
11 bit studios SA (b)	44	5,892
AB SA	275	5,986
AC SA (b)	157	1,181
Agora SA (b)	747	2,239
Alior Bank SA (b)	1,892	46,468
Allegro.eu SA (a) (b)	12,514	103,824
Ambra SA	209	1,557
Amica SA (b)	92	1,714
Apator SA	564	2,157
Arctic Paper SA	313	1,648
Asseco Business Solutions SA	393	5,282
Asseco Poland SA	1,189	23,108
Asseco South Eastern Europe SA	564	7,072
Atal SA	138	2,056
Auto Partner SA	1,400	9,409
Bank Handlowy w Warszawie SA	699	19,036
Bank Millennium SA (b)	12,901	33,387
Bank Ochrony Srodowiska SA (b)	729	2,943
Bank Polska Kasa Opieki SA	3,841	175,158
Benefit Systems SA	49	34,774
Bioton SA (b)	799	715
BNPP Bank Polska SA (b)	352	9,621
Boryszew SA	1,626	2,434
Budimex SA	275	48,273
Bumech SA	176	575
Captor Therapeutics SA (b)	40	632
CCC SA (b)	839	15,026
CD Projekt SA	1,612	47,255
Celon Pharma SA	319	1,210
CI Games SA (b)	1,666	668
ComArch SA	92	5,745
Comp SA (b)	67	1,294
Cyber Folks SA	81	2,255
Cyfrowy Polsat SA (b)	5,354	14,420
Datawalk SA (b)	58	768
Develia SA	8,788	13,134
Dino Polska SA (a) (b)	1,058	102,862
Dom Development SA	174	7,653
Echo Investment SA	3,856	4,545
Enea SA (b)	4,565	10,715
Energa SA (b)	1,493	3,931
Enter Air SA (b)	180	3,115
Erbud SA	91	1,061
Eurocash SA	1,679	5,991

See accompanying notes to financial statements.
113

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Fabryki Mebli Forte SA (b)	303	$ 1,748
Ferro SA	381	3,382
Firma Oponiarska Debica SA	40	768
Globe Trade Centre SA	3,984	5,535
Grenevia SA (b)	6,466	4,962
Grupa Azoty SA (b)	1,005	5,620
Grupa Kety SA	205	39,070
Grupa Pracuj SA	347	5,865
ING Bank Slaski SA (b)	697	59,340
InPost SA (b)	3,806	58,718
Inter Cars SA	189	26,778
Jastrzebska Spolka Weglowa SA (b)	1,124	10,471
KGHM Polska Miedz SA	2,975	85,160
KRUK SA	371	41,214
LPP SA	27	103,592
Lubelski Wegiel Bogdanka SA	223	1,879
Mabion SA (b)	182	744
Mangata Holding SA	49	1,106
mBank SA (b)	275	51,045
Medicalgorithmics SA (b)	58	388
Mennica Polska SA	502	2,209
MLP Group SA (b)	129	2,459
Mo-BRUK SA	26	2,125
Neuca SA	41	9,171
Newag SA (b)	467	2,565
Oponeo.pl SA	17	229
Orange Polska SA	13,760	27,956
ORLEN SA	12,518	204,293
PCC Rokita SA	58	1,504
PCF Group SA (b)	157	870
PGE Polska Grupa Energetyczna SA (b)	18,288	33,029
PKP Cargo SA (b)	643	2,109
PlayWay SA	13	936
Polenergia SA (b)	394	6,719
Polimex-Mostostal SA (b)	1,432	1,506
Powszechna Kasa Oszczednosci Bank Polski SA	18,626	277,166
Powszechny Zaklad Ubezpieczen SA	12,316	150,748
Poznanska Korporacja Budowlana Pekabex SA	209	1,143
Rainbow Tours SA	144	2,874
Ryvu Therapeutics SA (b)	189	2,616
Sanok Rubber Co. SA	513	2,663
Santander Bank Polska SA	709	101,254
Selvita SA (b)	185	3,094
Shoper SA	127	984
Sniezka SA	105	2,206
Stalexport Autostrady SA	2,048	1,710
Stalprodukt SA	46	2,353
Synthaverse SA (b)	597	585
Tauron Polska Energia SA (b)	22,197	17,033
TEN Square Games SA	72	1,741
Text SA	302	6,816
Security Description	Shares	Value
Torpol SA (b)	187	$ 1,770
Toya SA (b)	522	1,014
Vigo Photonics SA (b)	8	1,139
Voxel SA	97	2,262
VRG SA	3,843	3,036
Warsaw Stock Exchange	582	6,179
Wawel SA	3	506
Wielton SA	512	1,044
Wirtualna Polska Holding SA	381	11,943
XTB SA (a)	1,138	15,610
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (b)	136	1,787
Zespol Elektrowni Patnow Adamow Konin SA (b)	526	2,585
		2,217,715
PORTUGAL — 0.3%
Altri SGPS SA	1,792	10,122
Banco Comercial Portugues SA Class R (b)	171,665	57,956
Corticeira Amorim SGPS SA	800	8,493
CTT-Correios de Portugal SA	2,792	12,453
EDP - Energias de Portugal SA	55,471	216,270
Galp Energia SGPS SA	9,742	161,135
Greenvolt-Energias Renovaveis SA (b)	1,421	12,523
Ibersol SGPS SA	235	1,716
Jeronimo Martins SGPS SA	5,982	118,745
Mota-Engil SGPS SA	1,483	7,712
Navigator Co. SA	4,676	20,453
NOS SGPS SA	3,680	14,411
Pharol SGPS SA (b)	10,064	530
REN - Redes Energeticas Nacionais SGPS SA	7,483	17,780
Semapa-Sociedade de Investimento e Gestao	239	3,846
Sonae SGPS SA	20,113	19,115
Sonaecom SGPS SA	525	1,474
		684,734
SINGAPORE — 0.3%
BW LPG Ltd. (a)	1,600	17,845
Hafnia Ltd.	5,510	37,915
STMicroelectronics NV (d)	14,438	622,708
		678,468
SOUTH AFRICA — 0.3%
Anglo American PLC	27,012	666,011
Scatec ASA (a)	2,502	16,640
		682,651
SOUTH KOREA — 0.1%
Delivery Hero SE (a) (b)	4,303	123,222
SPAIN — 3.9%
Acciona SA	545	66,424
Acerinox SA	4,172	45,801

See accompanying notes to financial statements.
114

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
ACS Actividades de Construccion y Servicios SA (d)	4,747	$ 198,816
Aedas Homes SA (a)	325	6,100
Aena SME SA (a)	1,611	317,441
Alantra Partners SA	370	3,381
Almirall SA	1,677	14,969
Amadeus IT Group SA	9,791	628,535
AmRest Holdings SE (b)	1,534	9,386
Applus Services SA	3,056	37,758
Atresmedia Corp. de Medios de Comunicacion SA	1,682	8,051
Banco Bilbao Vizcaya Argentaria SA (d)	126,534	1,508,690
Banco de Sabadell SA	121,362	190,708
Banco Santander SA	343,035	1,675,115
Bankinter SA (d)	13,951	102,185
Befesa SA (a)	777	26,752
CaixaBank SA (d)	82,334	399,521
Cellnex Telecom SA (a) (b)	10,417	368,674
Cia de Distribucion Integral Logista Holdings SA	1,403	39,245
CIE Automotive SA	1,102	31,658
Construcciones y Auxiliar de Ferrocarriles SA	433	15,806
Corp. ACCIONA Energias Renovables SA (d)	1,267	27,614
Corp. Financiera Alba SA	316	16,313
Ebro Foods SA (d)	1,106	18,443
EDP Renovaveis SA	6,239	84,530
eDreams ODIGEO SA (b)	1,927	14,048
Elecnor SA	876	18,212
Enagas SA (d)	5,128	76,234
Ence Energia y Celulosa SA (d)	3,041	10,595
Endesa SA	6,825	126,523
Ercros SA (d)	1,551	5,880
Faes Farma SA	7,024	23,858
Fluidra SA	2,050	48,531
Fomento de Construcciones y Contratas SA	1,371	18,716
Gestamp Automocion SA (a)	3,033	9,761
Global Dominion Access SA (a)	1,960	7,123
Grenergy Renovables SA (b) (d)	301	7,912
Grifols SA (b)	6,471	58,272
Grifols SA Class B, Preference Shares (b)	5,583	36,389
Grupo Catalana Occidente SA	972	37,214
Iberdrola SA	127,135	1,578,330
Indra Sistemas SA (d)	2,202	45,684
Industria de Diseno Textil SA	24,084	1,213,920
Inmobiliaria Colonial Socimi SA REIT	6,374	37,793
Laboratorios Farmaceuticos Rovi SA	485	42,375
Lar Espana Real Estate Socimi SA REIT (b)	917	7,150
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	14,212	14,198
Security Description	Shares	Value
Mapfre SA (d)	21,145	$ 53,483
Melia Hotels International SA (b)	2,645	21,396
Merlin Properties Socimi SA REIT	7,476	80,539
Metrovacesa SA (a) (b)	240	2,112
Naturgy Energy Group SA (d)	3,710	80,537
Neinor Homes SA (a) (d)	679	7,451
Obrascon Huarte Lain SA (b) (d)	8,270	3,126
Parques Reunidos Servicios Centrales SAU (b) (c)	1,617	—
Pharma Mar SA (d)	273	8,474
Promotora de Informaciones SA Class A (b)	15,291	5,797
Prosegur Cash SA (a) (d)	7,603	3,933
Redeia Corp. SA	8,756	149,460
Repsol SA	24,907	415,329
Sacyr SA	11,405	42,126
Solaria Energia y Medio Ambiente SA (b) (d)	1,731	18,891
Soltec Power Holdings SA (b) (d)	632	1,533
Talgo SA (a) (d)	1,634	7,932
Tecnicas Reunidas SA (b)	940	7,634
Telefonica SA	124,806	551,158
Tubacex SA	2,190	7,888
Unicaja Banco SA (a)	24,012	29,745
Vidrala SA (d)	589	61,195
Viscofan SA (d)	827	52,607
		10,892,980
SWEDEN — 5.7%
AAK AB	3,953	94,050
AcadeMedia AB (a)	1,763	8,003
AddLife AB Class B	2,467	25,841
Addnode Group AB (d)	2,934	31,391
AddTech AB Class B	5,642	128,642
AFRY AB	1,983	31,713
Alfa Laval AB	6,396	251,710
Alimak Group AB (a)	1,415	12,969
Alleima AB	4,525	30,529
Alligo AB Class B	515	7,417
Ambea AB (a)	1,664	9,921
AQ Group AB	177	8,856
Arise AB	586	2,250
Arjo AB Class B	4,368	20,895
Assa Abloy AB Class B	21,546	618,818
Atea ASA	1,754	20,986
Atlas Copco AB Class A	56,049	947,726
Atlas Copco AB Class B	33,947	502,097
Atrium Ljungberg AB Class B	1,088	21,287
Attendo AB (a) (b)	2,464	9,402
Avanza Bank Holding AB (d)	2,714	58,607
Axfood AB	2,310	67,231
Bactiguard Holding AB (b)	337	2,282
Balco Group AB	239	921
Beijer Alma AB	956	17,291
Beijer Ref AB (d)	7,526	111,912
Bergman & Beving AB	520	10,188
Betsson AB Class B	2,611	25,859

See accompanying notes to financial statements.
115

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
BHG Group AB (b)	2,005	$ 3,469
BICO Group AB (b) (d)	863	3,809
Bilia AB Class A	1,527	19,593
Billerud Aktiebolag	4,665	41,892
BioArctic AB (a) (b)	902	18,171
BioGaia AB Class B	1,767	20,640
BioInvent International AB (b)	804	1,278
Biotage AB	1,392	23,680
Boliden AB	5,840	162,350
Bonava AB Class B (b)	4,856	4,809
BoneSupport Holding AB (a) (b)	1,415	30,172
Boozt AB (a) (b)	825	10,840
Bravida Holding AB (a)	4,326	37,990
BTS Group AB Class B	308	9,434
Bufab AB	579	22,732
Bulten AB	287	1,973
Bure Equity AB	1,153	36,965
Byggfakta Group Nordic Holdco AB (b)	1,852	8,019
Byggmax Group AB (b)	1,191	4,010
Calliditas Therapeutics AB Class B (b)	748	7,933
Camurus AB (b)	763	36,214
Castellum AB (b)	9,368	123,445
Catella AB	840	2,396
Catena AB	748	36,586
Cellavision AB	280	6,259
Cibus Nordic Real Estate AB publ (d)	1,338	17,556
Cint Group AB (b)	3,982	5,646
Clas Ohlson AB Class B	891	12,083
Cloetta AB Class B	4,372	7,438
Coor Service Management Holding AB (a)	2,046	9,596
Copperstone Resources (b)	1,182	2,531
Corem Property Group AB Class B (d)	11,391	11,623
Corem Property Group AB Class D	132	2,864
Ctek AB (b)	673	1,234
CTT Systems AB	179	5,558
Dios Fastigheter AB	2,508	20,207
Dometic Group AB (a)	6,668	53,967
Duni AB	703	7,272
Dustin Group AB (a) (b)	6,798	8,036
Eastnine AB	254	4,228
Elanders AB Class B	317	3,700
Electrolux AB Class B (b) (d)	5,069	45,330
Electrolux Professional AB Class B	4,846	31,725
Elekta AB Class B	7,943	59,948
Embracer Group AB (b) (d)	19,912	43,474
Enea AB (b)	321	1,546
Engcon AB (d)	874	6,870
Eolus Vind AB Class B	514	3,569
Ependion AB	404	4,081
Epiroc AB Class A	13,690	257,473
Security Description	Shares	Value
Epiroc AB Class B	8,519	$ 144,445
EQT AB	17,661	559,267
Essity AB Class A	446	10,636
Essity AB Class B (d)	12,283	292,009
Evolution AB (a)	4,208	523,649
Fabege AB (d)	5,830	54,578
Fagerhult Group AB	1,893	13,083
Fasadgruppen Group AB	825	5,609
Fastighets AB Balder Class B (b)	14,147	104,099
Fastighets AB Trianon (b)	1,219	2,138
FastPartner AB Class A	1,033	7,439
Ferronordic AB	91	588
Fingerprint Cards AB Class B (b) (d)	6,560	644
FM Mattsson Mora Group AB	485	2,395
Fortnox AB	10,619	66,479
G5 Entertainment AB	186	2,260
GARO AB	650	2,036
Getinge AB Class B	4,725	95,184
Granges AB	2,219	24,032
Green Landscaping Group AB (a) (b)	577	4,090
H & M Hennes & Mauritz AB Class B	12,965	211,682
Hansa Biopharma AB (b) (d)	732	1,992
Hanza AB (d)	548	3,413
Heba Fastighets AB Class B	3,409	11,063
Hemnet Group AB	1,940	59,474
Hexagon AB Class B	46,098	546,230
Hexatronic Group AB (d)	3,598	11,077
Hexpol AB	5,551	67,800
HMS Networks AB (d)	603	26,144
Hoist Finance AB (a) (b)	1,809	8,984
Holmen AB Class B (b)	1,862	75,820
Hufvudstaden AB Class A (d)	2,505	30,456
Humana AB (b)	705	1,619
Husqvarna AB Class A	536	4,617
Husqvarna AB Class B (d)	8,269	70,869
IAR Systems Group AB	301	3,907
Immunovia AB (b)	345	44
Industrivarden AB Class A	3,611	124,311
Industrivarden AB Class C (d)	3,468	119,388
Indutrade AB (b)	5,787	157,981
Instalco AB	4,785	18,921
Intrum AB (d)	1,567	3,662
Investment AB Latour Class B	3,226	84,930
Investment AB Oresund	745	8,180
Investor AB Class A	13,822	344,109
Investor AB Class B	39,478	991,879
INVISIO AB	780	17,763
Inwido AB	1,237	16,879
Irlab Therapeutics AB (b)	847	1,236
JM AB (d)	1,489	30,497
John Mattson Fastighetsforetagen AB (b)	650	3,459
Karnov Group AB (b)	2,471	15,275

See accompanying notes to financial statements.
116

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
K-fast Holding AB (b)	1,287	$ 2,564
Kinnevik AB Class A (b)	205	2,312
Kinnevik AB Class B (b)	5,269	59,108
Klarabo Sverige AB Class B (b)	2,076	4,048
KNOW IT AB	439	6,487
L E Lundbergforetagen AB Class B	1,599	86,645
Lagercrantz Group AB Class B	4,246	65,044
Lifco AB Class B	4,937	129,097
Lime Technologies AB	186	6,558
Linc AB (b)	386	2,260
Lindab International AB	1,678	36,094
Loomis AB	1,613	45,075
Maha Energy AB (b)	1,835	1,379
Medcap AB (b)	194	6,931
Medicover AB Class B	1,529	19,733
MEKO AB	892	10,061
Midsona AB Class B (b)	1,007	716
Mildef Group AB (b)	637	4,742
MIPS AB	543	17,825
Modern Times Group MTG AB Class B (b)	2,312	18,076
Momentum Group AB	483	5,850
Munters Group AB (a)	2,807	50,430
Mycronic AB	1,499	52,992
NCAB Group AB	4,306	28,250
NCC AB Class B (d)	1,848	25,458
Nederman Holding AB	410	6,729
Net Insight AB Class B (b)	6,074	3,363
New Wave Group AB Class B (d)	1,862	22,304
Nibe Industrier AB Class B (d)	33,305	163,712
Nivika Fastigheter AB Class B (b)	639	2,026
Nobia AB (b) (d)	2,370	975
Nolato AB Class B	4,112	18,398
Nordic Paper Holding AB	634	3,148
Nordic Waterproofing Holding AB	516	7,914
Nordisk Bergteknik AB Class B	682	971
Nordnet AB publ	2,900	53,267
Norion Bank AB (b)	2,236	9,766
Norva24 Group AB (b)	2,508	5,981
Note AB (b)	400	5,406
NP3 Fastigheter AB	565	11,678
Nyfosa AB	3,540	34,961
OEM International AB Class B	2,010	19,738
Oncopeptides AB (a) (b) (d)	1,626	988
Orron Energy AB (b) (d)	3,983	2,651
Ovzon AB (b)	2,116	2,636
OX2 AB (b)	3,412	15,763
Pandox AB	2,136	35,898
Peab AB Class B	4,415	27,809
Platzer Fastigheter Holding AB Class B	1,324	11,392
Pricer AB Class B (b)	2,223	2,129
Proact IT Group AB	456	4,717
Probi AB	82	1,618
Q-Linea AB (a) (b)	370	74
Security Description	Shares	Value
Ratos AB Class B	4,504	$ 14,819
RaySearch Laboratories AB (b)	551	5,926
Rejlers AB	338	4,536
Resurs Holding AB (a)	3,026	4,389
Rusta AB (b)	1,063	8,375
Rvrc Holding AB	804	5,143
Saab AB Class B	1,761	156,788
Sagax AB Class A	108	2,838
Sagax AB Class B	4,831	127,590
Sagax AB Class D	2,182	6,102
Samhallsbyggnadsbolaget i Norden AB (d)	26,089	10,313
Samhallsbyggnadsbolaget i Norden AB Class D	3,189	1,655
Sandvik AB	23,473	521,812
Scandi Standard AB	1,272	8,518
Scandic Hotels Group AB (a) (b) (d)	2,799	16,392
Sdiptech AB Class B (b)	740	18,035
Sectra AB Class B (d)	3,058	59,243
Securitas AB Class B (d)	11,142	114,988
Sedana Medical AB (b) (d)	1,724	2,581
Sivers Semiconductors AB (b)	2,116	1,166
Skandinaviska Enskilda Banken AB Class A	36,016	488,237
Skandinaviska Enskilda Banken AB Class C	325	4,608
Skanska AB Class B (d)	8,018	142,849
SKF AB Class A	288	5,885
SKF AB Class B (d)	7,286	148,887
SkiStar AB	891	13,441
SmartCraft ASA (b)	1,690	4,035
SSAB AB Class A	4,733	34,969
SSAB AB Class B	13,746	101,431
Stendorren Fastigheter AB (b)	265	4,555
Stillfront Group AB (b)	9,044	8,059
Storskogen Group AB Class B (d)	34,212	18,238
Svedbergs Group AB Class B	800	2,922
Svenska Cellulosa AB SCA Class A	448	6,880
Svenska Cellulosa AB SCA Class B (d)	12,114	186,141
Svenska Handelsbanken AB Class A (d)	34,060	344,817
Svenska Handelsbanken AB Class B	761	9,636
Sweco AB Class B	4,386	49,428
Swedbank AB Class A (d)	19,934	395,787
Swedish Logistic Property AB Class B (b)	1,267	3,845
Swedish Orphan Biovitrum AB (b)	5,270	131,693
SynAct Pharma AB (b)	515	416
Synsam AB	775	4,211
Systemair AB	2,089	14,926
Tele2 AB Class B	11,991	98,574
Telefonaktiebolaget LM Ericsson Class A (d)	1,272	6,947

See accompanying notes to financial statements.
117

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Telefonaktiebolaget LM Ericsson Class B (d)	66,780	$ 359,987
Telia Co. AB	49,506	126,999
Tethys Oil AB	587	1,952
Thule Group AB (a)	2,202	66,456
Tobii AB (b) (d)	2,086	605
Tobii Dynavox AB (b)	2,090	11,278
Trelleborg AB Class B	4,592	164,439
Troax Group AB	825	18,996
Truecaller AB Class B (b) (d)	5,181	15,864
VBG Group AB Class B	381	11,171
Vestum AB (b) (d)	5,640	4,713
Viaplay Group AB (b) (d)	14,930	1,325
Vitec Software Group AB Class B	760	39,519
Vitrolife AB	1,564	29,400
VNV Global AB (b) (d)	2,070	3,945
Volati AB	486	5,672
Volvo AB Class A	4,154	114,528
Volvo AB Class B (d)	34,543	937,183
Volvo Car AB Class B (b) (d)	11,208	42,536
Wallenstam AB Class B (d)	10,882	53,277
Wihlborgs Fastigheter AB	5,877	54,524
XANO Industri AB Class B	406	3,212
Xvivo Perfusion AB (b)	446	11,471
		15,934,754
SWITZERLAND — 9.1%
ABB Ltd.	35,044	1,629,836
Accelleron Industries AG	2,097	78,646
Adecco Group AG	3,630	143,717
Alcon, Inc.	10,868	901,826
Allreal Holding AG	354	60,841
ALSO Holding AG	133	34,553
Arbonia AG	1,090	14,595
Aryzta AG (b)	20,377	37,035
Ascom Holding AG	710	6,488
Autoneum Holding AG (b)	67	12,021
Avolta AG (b)	2,340	97,502
Bachem Holding AG (d)	682	65,421
Baloise Holding AG	1,000	156,878
Banque Cantonale Vaudoise	629	73,187
Barry Callebaut AG	77	111,905
Basellandschaftliche Kantonalbank	11	10,185
Basilea Pharmaceutica AG (b)	275	11,495
Belimo Holding AG	213	104,573
Bell Food Group AG	46	13,789
Berner Kantonalbank AG	105	28,445
BKW AG	432	66,380
Bossard Holding AG Class A	127	30,879
Bucher Industries AG	154	67,844
Burckhardt Compression Holding AG	63	39,519
Burkhalter Holding AG	158	17,138
Bystronic AG	26	13,769
Cembra Money Bank AG	643	53,899
Security Description	Shares	Value
Chocoladefabriken Lindt & Spruengli AG (f)	21	$ 251,571
Chocoladefabriken Lindt & Spruengli AG (f)	2	241,590
Cie Financiere Richemont SA Class A	11,655	1,779,241
Clariant AG (b)	4,975	67,331
Comet Holding AG	174	60,698
Daetwyler Holding AG Bearer Shares	170	35,106
DKSH Holding AG	748	50,949
DocMorris AG (b)	223	22,419
dormakaba Holding AG	63	33,189
Dottikon Es Holding AG (b)	74	19,554
DSM-Firmenich AG	3,984	453,507
EFG International AG	2,338	29,228
Emmi AG	47	46,703
EMS-Chemie Holding AG	147	112,939
Fenix Outdoor International AG	92	5,937
Flughafen Zurich AG	418	94,951
Forbo Holding AG	22	28,138
Fundamenta Real Estate AG	588	10,249
Galenica AG (a)	1,093	91,255
Geberit AG	723	427,844
Georg Fischer AG	1,676	124,486
Givaudan SA	172	766,906
Gurit Holding AG Class BR (b)	58	4,276
Helvetia Holding AG	760	104,883
Huber & Suhner AG	322	27,241
Idorsia Ltd. (b) (d)	2,676	8,402
Implenia AG	252	9,149
Inficon Holding AG	41	59,996
Interroll Holding AG	18	59,953
Intershop Holding AG	26	18,705
IWG PLC (b)	16,124	39,291
Julius Baer Group Ltd.	4,432	256,266
Jungfraubahn Holding AG	118	23,660
Kardex Holding AG	127	35,673
Komax Holding AG	91	17,660
Kongsberg Automotive ASA (b)	17,217	2,388
Kuehne & Nagel International AG	1,242	346,111
Landis & Gyr Group AG	471	36,213
LEM Holding SA	12	22,729
Leonteq AG (d)	194	5,859
Logitech International SA	3,390	303,960
Lonza Group AG	1,627	975,803
Luzerner Kantonalbank AG (d)	412	32,340
Medacta Group SA (a)	121	16,443
Medmix AG (a)	501	8,911
Meyer Burger Technology AG (b) (d)	71,171	1,975
Mobilezone Holding AG	891	14,700
Mobimo Holding AG	170	48,884
Molecular Partners AG (b)	528	2,154
Novartis AG	44,447	4,311,463
OC Oerlikon Corp. AG (d)	4,246	18,724

See accompanying notes to financial statements.
118

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Orior AG	128	$ 9,450
Partners Group Holding AG	491	702,129
Peach Property Group AG (b)	194	2,580
PSP Swiss Property AG	1,023	134,250
Rieter Holding AG	63	9,121
Romande Energie Holding SA	287	17,143
Sandoz Group AG (b)	9,350	282,462
Schindler Holding AG (f)	894	225,411
Schindler Holding AG (f)	463	113,090
Schweiter Technologies AG	21	11,844
Schweizerische Nationalbank (b)	2	9,148
Sensirion Holding AG (a) (b)	236	17,477
SFS Group AG	383	50,432
SGS SA (b) (d)	3,293	319,904
Siegfried Holding AG	82	83,848
SIG Group AG	6,640	147,441
Sika AG	3,293	982,014
SKAN Group AG	268	25,321
Sonova Holding AG	1,064	308,438
St. Galler Kantonalbank AG Class A	61	32,914
Stadler Rail AG (d)	1,220	38,901
Straumann Holding AG	2,564	409,921
Sulzer AG	354	43,115
Swatch Group AG	1,194	54,218
Swatch Group AG Bearer Shares	638	148,326
Swiss Life Holding AG	640	449,215
Swiss Prime Site AG	1,677	158,353
Swisscom AG (b)	549	336,093
Swissquote Group Holding SA	254	71,403
Tecan Group AG	275	114,128
Temenos AG	1,465	104,878
Thurgauer Kantonalbank	81	11,331
TX Group AG	66	10,918
u-blox Holding AG	156	15,034
UBS Group AG	69,520	2,141,096
Valiant Holding AG	338	39,703
VAT Group AG (a)	586	304,028
Vetropack Holding AG	301	10,878
Vontobel Holding AG	599	36,378
VZ Holding AG	337	41,157
Walliser Kantonalbank	91	11,669
Ypsomed Holding AG	76	30,419
Zehnder Group AG (b)	194	12,880
Zug Estates Holding AG Class B	7	14,145
Zuger Kantonalbank AG Class BR	3	26,646
Zurich Insurance Group AG	3,173	1,713,145
		25,282,364
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
Helios Towers PLC (b)	19,571	23,462
UKRAINE — 0.0% (e)
Ferrexpo PLC (b)	6,240	3,442
UNITED ARAB EMIRATES — 0.0% (e)
Network International Holdings PLC (a) (b)	9,753	48,444
Security Description	Shares	Value
Shelf Drilling Ltd. (a) (b)	2,895	$ 6,778
		55,222
UNITED KINGDOM — 17.1%
3i Group PLC	21,120	749,437
4imprint Group PLC	600	48,054
888 Holdings PLC (b)	8,137	9,097
abrdn PLC	42,760	76,217
Admiral Group PLC	5,859	209,977
AG Barr PLC	2,055	15,109
AJ Bell PLC	6,568	25,090
Allfunds Group PLC	9,063	65,531
Alphawave IP Group PLC (b)	7,414	16,390
AO World PLC (b)	10,358	13,189
Argo Blockchain PLC (b)	5,518	955
Ascential PLC (b) (d)	9,565	36,708
Ashmore Group PLC	10,619	26,252
Ashtead Group PLC	9,863	702,712
ASOS PLC (b) (d)	1,506	7,294
Associated British Foods PLC	6,992	220,639
Assura PLC REIT	64,904	34,698
Aston Martin Lagonda Global Holdings PLC (a) (b) (d)	4,673	10,030
AstraZeneca PLC	33,618	4,534,726
Auction Technology Group PLC (b)	2,006	15,661
Auto Trader Group PLC (a)	20,213	178,790
Aviva PLC	59,987	376,316
Avon Rubber PLC	600	8,201
B&M European Value Retail SA	20,256	139,661
Babcock International Group PLC	5,382	35,354
BAE Systems PLC	65,614	1,118,558
Balfour Beatty PLC	13,165	63,563
Baltic Classifieds Group PLC	7,537	21,470
Barclays PLC	328,768	760,859
Barratt Developments PLC	20,921	125,694
Beazley PLC	14,605	122,783
Bellway PLC	2,703	90,964
Berkeley Group Holdings PLC	2,349	141,188
Big Yellow Group PLC REIT	4,089	54,960
Bodycote PLC	4,077	35,872
BP PLC	384,209	2,405,890
Breedon Group PLC	6,166	29,950
Bridgepoint Group PLC (a)	12,969	42,629
British American Tobacco PLC	43,441	1,320,337
British Land Co. PLC REIT	18,850	94,106
Britvic PLC	5,652	58,690
BT Group PLC	136,214	188,677
Bunzl PLC	7,362	283,465
Burberry Group PLC	8,220	125,957
Bytes Technology Group PLC	4,911	31,702
Cab Payments Holdings PLC (b)	2,807	3,457
Capita PLC (b)	35,570	5,931
Capricorn Energy PLC	2,246	4,965
Centrica PLC	118,978	191,857
Ceres Power Holdings PLC (b) (d)	2,497	4,492
Chemring Group PLC	6,005	27,537

See accompanying notes to financial statements.
119

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Clarkson PLC	604	$ 30,596
Close Brothers Group PLC	3,235	17,090
CLS Holdings PLC REIT	3,618	3,935
Coats Group PLC	35,171	36,033
Compass Group PLC	38,689	1,135,340
Computacenter PLC	1,779	60,588
Concentric AB	838	15,000
ConvaTec Group PLC (a)	36,691	132,746
Cranswick PLC	1,133	58,625
Crest Nicholson Holdings PLC	5,459	13,323
Croda International PLC	2,862	177,228
Currys PLC (b)	24,948	19,083
Darktrace PLC (b)	11,364	62,705
DCC PLC	2,181	158,697
Deliveroo PLC (a) (b)	24,951	37,287
Derwent London PLC REIT	2,252	61,676
DFS Furniture PLC	5,177	7,233
Diageo PLC	48,427	1,789,686
Diploma PLC	2,909	136,776
Direct Line Insurance Group PLC (b)	28,920	71,258
DiscoverIE Group PLC	2,044	19,546
Domino's Pizza Group PLC	6,981	30,389
Dowlais Group PLC	29,178	28,750
Dr Martens PLC	13,687	15,172
Drax Group PLC	9,182	58,158
DS Smith PLC	30,430	152,494
Dunelm Group PLC	2,682	38,353
easyJet PLC	8,400	60,569
Elementis PLC (b)	12,372	23,193
Empiric Student Property PLC REIT	12,840	15,409
EnQuest PLC (b)	45,577	8,118
Entain PLC	13,723	138,234
Essentra PLC	6,166	13,693
FDM Group Holdings PLC	1,975	8,558
Firstgroup PLC	16,232	36,991
Flutter Entertainment PLC (b)	3,862	770,342
Forterra PLC (a)	4,279	9,308
Frasers Group PLC (b)	3,123	31,995
Future PLC	2,378	18,415
Games Workshop Group PLC	696	88,274
Genuit Group PLC	5,371	29,922
Genus PLC	1,389	30,970
Grafton Group PLC CDI	4,199	53,161
Grainger PLC	14,211	46,280
Great Portland Estates PLC REIT	4,326	21,193
Greggs PLC	2,267	82,305
Gym Group PLC (a) (b)	3,515	5,098
Halfords Group PLC	5,336	10,819
Halma PLC	8,331	249,212
Hammerson PLC REIT	91,339	34,361
Harbour Energy PLC	12,970	45,188
Hargreaves Lansdown PLC	7,743	71,991
Hays PLC	35,240	42,046
Headlam Group PLC	1,680	3,735
Security Description	Shares	Value
Helical PLC REIT	2,190	$ 5,754
Henry Boot PLC	2,334	5,307
Hill & Smith PLC	1,693	41,833
Hilton Food Group PLC	1,921	20,457
Hiscox Ltd.	7,711	120,787
Hollywood Bowl Group PLC	3,589	14,939
Howden Joinery Group PLC	11,990	137,347
HSBC Holdings PLC	413,534	3,233,636
Hunting PLC	3,302	13,786
Ibstock PLC (a)	8,724	16,608
IG Group Holdings PLC	8,059	74,318
IMI PLC	5,693	130,529
Imperial Brands PLC	17,656	394,780
Inchcape PLC	8,839	80,841
Indivior PLC (b)	2,891	61,866
Informa PLC	30,174	316,831
IntegraFin Holdings PLC	5,983	21,011
InterContinental Hotels Group PLC	3,726	387,940
Intermediate Capital Group PLC	6,362	165,076
International Consolidated Airlines Group SA (b)	54,179	120,971
International Distributions Services PLC (b)	15,509	44,924
Intertek Group PLC	3,546	223,302
Investec PLC	11,861	79,652
IP Group PLC	21,357	12,842
ITV PLC	79,528	74,243
J D Wetherspoon PLC (b)	2,184	20,292
J Sainsbury PLC	38,365	131,048
JD Sports Fashion PLC	53,656	91,165
John Wood Group PLC (b)	14,476	24,194
Johnson Matthey PLC	3,972	89,765
Jupiter Fund Management PLC	9,755	10,912
Just Eat Takeaway.com NV (a) (b) (d) (f)	3,749	55,624
Just Eat Takeaway.com NV (a) (b) (f)	738	10,973
Just Group PLC	22,019	29,262
Kainos Group PLC	1,893	23,088
Keller Group PLC	1,459	19,316
Kier Group PLC (b)	8,853	14,718
Kingfisher PLC	41,638	131,182
Lancashire Holdings Ltd.	5,496	42,976
Land Securities Group PLC REIT	16,432	136,627
Legal & General Group PLC	129,358	415,719
Liontrust Asset Management PLC	1,315	11,163
Lloyds Banking Group PLC	1,381,042	903,006
London Stock Exchange Group PLC	9,862	1,182,280
LondonMetric Property PLC REIT	42,429	108,912
M&G PLC	50,757	141,382
Man Group PLC	25,562	86,347
Marks & Spencer Group PLC	43,265	144,889
Marshalls PLC	5,501	19,096
Marston's PLC (b)	13,094	4,673
Melrose Industries PLC	27,582	234,493

See accompanying notes to financial statements.
120

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Mitchells & Butlers PLC (b)	5,655	$ 16,130
Mitie Group PLC	28,769	38,160
MJ Gleeson PLC	1,156	6,995
Mobico Group PLC	11,460	10,076
Molten Ventures PLC (b)	2,819	8,426
Moneysupermarket.com Group PLC	11,400	31,654
Moonpig Group PLC (b)	5,955	12,736
Morgan Advanced Materials PLC	6,080	21,890
Morgan Sindall Group PLC	929	27,227
National Grid PLC	80,604	1,085,433
NatWest Group PLC	130,684	438,305
NCC Group PLC	6,230	9,790
Next PLC	2,747	320,364
Ninety One PLC	5,780	12,471
Ocado Group PLC (b)	13,493	77,572
On the Beach Group PLC (a) (b)	3,171	6,618
OSB Group PLC	9,305	44,362
Oxford Biomedica PLC (b)	1,504	3,819
Oxford Instruments PLC	1,141	30,629
Oxford Nanopore Technologies PLC (b)	14,262	21,890
Pagegroup PLC	7,000	39,669
Paragon Banking Group PLC	5,069	44,216
Pearson PLC	15,376	202,395
Pennon Group PLC	5,786	47,327
Pepco Group NV (b)	3,415	15,415
Persimmon PLC	6,961	115,722
Pets at Home Group PLC	10,667	36,167
Phoenix Group Holdings PLC	18,443	128,745
Picton Property Income Ltd. REIT	10,810	8,904
Pinewood Technologies Group PLC (b)	28,006	13,585
Playtech PLC (b)	6,557	38,218
Premier Foods PLC	13,877	26,190
Primary Health Properties PLC REIT	27,858	32,992
PZ Cussons PLC	6,890	7,807
QinetiQ Group PLC	11,078	51,107
Quilter PLC (a)	25,702	34,773
Rathbones Group PLC	1,358	26,556
Reach PLC	6,536	6,473
Reckitt Benckiser Group PLC	16,056	915,157
Redde Northgate PLC	5,259	25,345
Redrow PLC	6,140	51,619
RELX PLC	41,364	1,789,145
Renewi PLC (b)	1,575	11,420
Renishaw PLC	730	39,192
Rentokil Initial PLC	54,972	327,564
Rightmove PLC	18,333	127,283
Rolls-Royce Holdings PLC (b)	183,852	991,015
Rotork PLC	19,026	79,026
RS Group PLC	10,206	93,704
S4 Capital PLC (b)	9,571	6,354
Sabre Insurance Group PLC (a)	5,327	12,072
Safestore Holdings PLC REIT	4,797	45,721
Security Description	Shares	Value
Sage Group PLC	22,333	$ 357,025
Savills PLC	3,056	41,153
Schroders PLC	20,856	99,220
Segro PLC REIT	24,470	279,380
Senior PLC	8,394	18,747
Serco Group PLC	26,029	62,376
Severn Trent PLC	5,782	180,412
Shaftesbury Capital PLC REIT	30,799	56,143
Smith & Nephew PLC	19,165	240,068
Smiths Group PLC	7,511	155,750
Softcat PLC	2,973	59,640
Spectris PLC	2,338	97,672
Spirax-Sarco Engineering PLC	1,582	200,845
Spire Healthcare Group PLC (a)	5,615	16,456
Spirent Communications PLC	13,033	32,928
SSE PLC	23,810	496,287
SSP Group PLC	16,890	46,769
St. James's Place PLC	11,730	68,829
Standard Chartered PLC	47,525	403,081
SThree PLC	2,679	14,552
Subsea 7 SA	4,896	77,872
Synthomer PLC (b)	2,583	8,477
Tate & Lyle PLC	8,874	69,222
Taylor Wimpey PLC	76,965	133,248
Telecom Plus PLC	1,678	34,509
Tesco PLC	152,386	570,960
THG PLC (b)	15,757	13,738
TORM PLC Class A	588	19,939
TP ICAP Group PLC	16,772	47,714
Trainline PLC (a) (b)	10,029	46,927
Travis Perkins PLC	4,738	43,657
Treatt PLC	1,198	6,447
Tritax Big Box REIT PLC	41,029	81,477
Trustpilot Group PLC (a) (b)	7,334	18,418
TT Electronics PLC	3,463	6,938
Tyman PLC	3,951	14,449
U.K. Commercial Property REIT Ltd.	15,645	13,795
Unilever PLC	54,567	2,740,382
UNITE Group PLC REIT	7,215	89,138
United Utilities Group PLC	14,991	194,866
Vanquis Banking Group PLC	5,249	3,494
Vesuvius PLC	5,817	36,389
Victrex PLC	1,844	30,259
Videndum PLC	1,490	5,440
Virgin Money U.K. PLC	26,488	71,573
Vistry Group PLC	6,828	106,093
Vodafone Group PLC	504,390	448,950
Volution Group PLC	4,043	22,196
Watches of Switzerland Group PLC (a) (b)	5,394	24,435
Weir Group PLC	5,627	143,730
WH Smith PLC	2,896	48,181
Whitbread PLC	3,986	166,870
Wickes Group PLC	5,178	10,145
Wincanton PLC	2,466	18,691

See accompanying notes to financial statements.
121

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Wise PLC Class A (b)	15,004	$ 176,005
Workspace Group PLC REIT	3,237	20,957
WPP PLC	23,392	222,688
		47,442,497
UNITED STATES — 8.9%
Carnival PLC (b) (d)	3,005	44,395
CRH PLC	14,954	1,289,853
Diversified Energy Co. PLC	1,091	13,065
Experian PLC	20,014	873,264
Ferrovial SE	11,474	454,536
GSK PLC	93,524	2,018,612
Haleon PLC	148,772	626,016
Holcim AG	11,550	1,047,156
HUUUGE, Inc. (a) (b)	1,241	8,402
Nestle SA	57,907	6,155,874
PolyPeptide Group AG (a) (b)	325	10,933
Profoto Holding AB	340	2,391
PureTech Health PLC (b) (d)	6,822	19,175
Qiagen NV (b)	4,901	209,791
REC Silicon ASA (b)	6,174	6,089
RHI Magnesita NV	465	20,747
Roche Holding AG	15,236	3,885,544
Roche Holding AG Bearer Shares	644	173,745
Sanofi SA	24,859	2,442,068
Schneider Electric SE	12,421	2,812,387
Signify NV (a)	2,809	86,704
Sinch AB (a) (b)	15,559	39,077
Stellantis NV (f)	18,050	513,180
Stellantis NV (f)	31,763	903,740
Swiss Re AG	6,315	812,950
Tenaris SA	10,053	198,850
		24,668,544
TOTAL COMMON STOCKS (Cost $291,304,521)		275,386,934

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Promotora de Informaciones SA (expiring 04/05/24) (b)	15,291	74
SWEDEN — 0.0% (e)
Nobia AB (expiring 04/17/24) (b)	2,370	1,263
SWITZERLAND — 0.0% (e)
Meyer Burger Technology AG (expiring 04/02/24) (b) (d)	71,171	6,638
TOTAL RIGHTS (Cost $21,277)		7,975
WARRANTS — 0.0% (e)
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) (b) (c) (d)	775	—
Security Description	Shares	Value
NORWAY — 0.0% (e)
Bergenbio ASA (expiring 04/08/24) (b)	29,902	$ 86
TOTAL WARRANTS (Cost $0)		86
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (g) (h)	84,629	84,655
State Street Navigator Securities Lending Portfolio II (i) (j)	6,026,032	6,026,032
TOTAL SHORT-TERM INVESTMENTS (Cost $6,110,687)		6,110,687
TOTAL INVESTMENTS — 101.3% (Cost $297,436,485)		281,505,682
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(3,668,966)
NET ASSETS — 100.0%		$ 277,836,716
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at March 31, 2024.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.
122

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$275,386,934	$ —	$ 0(a)	$275,386,934
Rights	74	7,901	—	7,975
Warrants	86	—	0(a)	86
Short-Term Investments	6,110,687	—	—	6,110,687
TOTAL INVESTMENTS	$281,497,781	$7,901	$ 0	$281,505,682
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.
Sector Breakdown as of March 31, 2024

% of Net Assets
Financials	18.6%
Industrials	17.3
Health Care	14.1
Consumer Discretionary	10.9
Consumer Staples	9.7
Information Technology	8.0
Materials	6.7
Energy	5.3
Utilities	3.5
Communication Services	3.3
Real Estate	1.7
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	184,626	$ 184,663	$ 2,895,704	$ 2,995,716	$ 4	$—	84,629	$ 84,655	$ 6,683
State Street Navigator Securities Lending Portfolio II	1,704,410	1,704,410	17,196,831	12,875,209	—	—	6,026,032	6,026,032	21,758
Total		$1,889,073	$20,092,535	$15,870,925	$ 4	$—		$ 6,110,687	$28,441
See accompanying notes to financial statements.
123

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.8%
Alpha HPA Ltd. (a)	66,309	$ 38,069
Alumina Ltd. (a)	235,071	217,772
AMP Ltd.	62,175	47,459
ANZ Group Holdings Ltd.	16,368	313,947
Audinate Group Ltd. (a)	3,650	49,864
Aussie Broadband Ltd. (a) (b)	8,748	20,432
Bellevue Gold Ltd. (a) (b)	59,770	73,504
BHP Group Ltd.	28,228	815,274
Boral Ltd. (a) (b)	33,274	132,853
Boss Energy Ltd. (a)	7,884	24,535
Brambles Ltd.	46,364	488,503
Capricorn Metals Ltd. (a)	2,627	8,826
Centuria Capital Group REIT (b)	27,976	31,940
Cettire Ltd. (a)	13,763	36,365
Champion Iron Ltd. (b)	5,403	26,120
Clinuvel Pharmaceuticals Ltd. (b)	1,647	15,430
Codan Ltd.	1,045	7,411
Coles Group Ltd.	21,177	234,041
Commonwealth Bank of Australia (b)	8,487	666,313
Coronado Global Resources, Inc. CDI (c)	11,840	9,655
De Grey Mining Ltd. (a)	27,399	22,612
Deep Yellow Ltd. (a)	6,423	5,594
Deterra Royalties Ltd.	7,743	24,904
Emerald Resources NL (a) (b)	8,661	16,556
Endeavour Group Ltd. (b)	8,002	28,765
Firefinch Ltd. (a) (b) (d)	22,838	894
Fortescue Ltd.	33,239	557,308
Genesis Minerals Ltd. (a) (b)	32,941	39,865
Glencore PLC	36,465	200,518
Gold Road Resources Ltd.	6,292	6,486
Helia Group Ltd.	8,075	20,598
HMC Capital Ltd. REIT (b)	14,444	67,753
Iluka Resources Ltd.	7,743	36,422
Ingenia Communities Group REIT	13,296	45,367
Insurance Australia Group Ltd.	103,417	431,803
Karoon Energy Ltd. (a) (b)	8,637	12,171
Latin Resources Ltd. (a)	122,612	14,798
Lendlease Corp. Ltd. Stapled Security	54,683	229,391
Leo Lithium Ltd. (a) (b)	18,904	6,228
Liontown Resources Ltd. (a) (b)	14,092	10,757
Lynas Rare Earths Ltd. (a) (b)	4,827	17,919
Macquarie Group Ltd.	9,786	1,274,962
Mader Group Ltd. (b)	4,620	19,230
Megaport Ltd. (a) (b)	8,876	86,803
Nanosonics Ltd. (a) (b)	14,190	25,458
National Australia Bank Ltd.	20,626	466,130
Neuren Pharmaceuticals Ltd. (a)	3,296	45,630
Northern Star Resources Ltd.	967	9,129
Nufarm Ltd. (b)	1,580	5,669
Security Description	Shares	Value
Objective Corp. Ltd.	4,472	$ 37,607
oOh!media Ltd.	5,351	6,214
Origin Energy Ltd.	34,470	206,892
Orora Ltd.	3,827	6,791
Paladin Energy Ltd. (a)	20,448	18,276
Pepper Money Ltd.	20,146	21,555
Perseus Mining Ltd.	12,900	18,094
Pilbara Minerals Ltd. (b)	16,749	41,851
PolyNovo Ltd. (a) (b)	67,932	97,058
Pro Medicus Ltd. (b)	2,875	194,599
QBE Insurance Group Ltd.	16,255	192,264
Ramelius Resources Ltd.	19,423	23,569
Red 5 Ltd. (a)	56,066	13,899
Region RE Ltd. REIT	690,675	1,076,925
Regis Resources Ltd. (a)	4,486	5,897
Rio Tinto Ltd. (b)	1,134	90,081
Rio Tinto PLC	14,704	931,899
Santos Ltd.	29,039	146,824
Scentre Group REIT	48,414	107,074
Silex Systems Ltd. (a) (b)	5,151	17,239
Silver Lake Resources Ltd. (a)	26,608	21,525
SiteMinder Ltd. (a) (b)	10,255	37,667
Sonic Healthcare Ltd.	25,685	492,820
South32 Ltd. (b)	14,200	27,732
Suncorp Group Ltd.	33,962	362,928
Telix Pharmaceuticals Ltd. (a) (b)	8,851	74,432
Temple & Webster Group Ltd. (a)	7,933	67,902
Transurban Group Stapled Security	47,782	415,224
Tyro Payments Ltd. (a) (b)	37,930	25,488
Vicinity Ltd. REIT (b)	179,890	249,977
Wesfarmers Ltd. (b)	21,177	945,006
West African Resources Ltd. (a)	41,876	32,784
Westgold Resources Ltd.	17,299	29,569
Westpac Banking Corp.	23,849	406,092
Woodside Energy Group Ltd.	16,612	330,549
Woolworths Group Ltd. (b)	8,002	173,164
		13,935,500
AUSTRIA — 0.1%
DO & Co. AG	3,288	491,464
Kontron AG	1,292	28,521
OMV AG	4,356	206,339
Schoeller-Bleckmann Oilfield Equipment AG	2,997	143,388
		869,712
BAHAMAS — 0.0% (e)
OneSpaWorld Holdings Ltd. (a)	3,817	50,499
BELGIUM — 0.3%
Anheuser-Busch InBev SA	8,230	501,839
KBC Group NV	2,364	177,238
Liberty Global Ltd. Class C (a)	11,050	194,922
Solvay SA (b)	3,131	85,551
Syensqo SA (a)	3,131	296,826

See accompanying notes to financial statements.
124

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
UCB SA	6,145	$ 759,227
		2,015,603
BRAZIL — 0.7%
3R Petroleum Oleo E Gas SA (a)	900	5,932
Ambev SA ADR	70,480	174,790
Armac Locacao Logistica E Servicos SA	16,543	41,609
Azul SA Preference Shares (a)	22,109	57,596
Banco Bradesco SA ADR	99,973	285,923
Banco Pan SA Preference Shares	6,154	11,704
Cia Brasileira de Aluminio	5,185	4,226
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	6,624	11,473
Cia Energetica de Minas Gerais ADR	12,024	29,699
Cia Energetica do Ceara Class A, Preference Shares	800	5,939
Cia Siderurgica Nacional SA ADR	34,655	108,470
Cury Construtora e Incorporadora SA	5,852	23,803
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,890	29,347
Direcional Engenharia SA	3,600	18,433
Embraer SA (a)	10,431	69,414
Eneva SA (a)	5,548	14,132
ERO Copper Corp. (a) (b)	556	10,732
Ez Tec Empreendimentos e Participacoes SA	10,427	33,954
Gerdau SA ADR	32,840	145,153
Grupo SBF SA	6,200	16,040
Hidrovias do Brasil SA (a)	19,070	16,344
Itau Unibanco Holding SA Preference Shares ADR	67,431	467,297
LWSA SA (c)	30,154	35,181
Marfrig Global Foods SA (a)	3,605	7,425
MercadoLibre, Inc. (a)	430	650,143
Mills Locacao Servicos e Logistica SA	11,400	30,769
Minerva SA	12,114	16,336
Oncoclinicas do Brasil Servicos Medicos SA (a)	17,888	31,627
Pet Center Comercio e Participacoes SA	7,000	6,083
Petroleo Brasileiro SA ADR (f)	43,738	651,696
Petroleo Brasileiro SA ADR (f)	17,850	271,498
Petroreconcavo SA	8,250	38,814
PRIO SA	54,632	531,962
Santos Brasil Participacoes SA	3,574	9,511
Schulz SA Preference Shares	20,600	27,656
Serena Energia SA (a)	56,870	106,911
Taurus Armas SA	4,884	13,133
Vale SA ADR	54,098	659,455
Security Description	Shares	Value
Wheaton Precious Metals Corp. (b)	6,439	$ 303,572
Yara International ASA	3,943	124,629
		5,098,411
BURKINA FASO — 0.0% (e)
IAMGOLD Corp. (a) (b)	4,478	14,957
CANADA — 2.8%
Advantage Energy Ltd. (a) (b)	25,419	185,583
Agnico Eagle Mines Ltd. (b)	3,088	184,310
Alamos Gold, Inc. Class A	813	11,997
Altius Minerals Corp. (b)	6,816	103,506
Aurinia Pharmaceuticals, Inc. (a)	6,432	32,224
Aya Gold & Silver, Inc. (a)	6,998	60,297
B2Gold Corp. (b)	9,286	24,360
Ballard Power Systems, Inc. (a) (b)	6,964	19,401
Bank of Montreal (b)	5,686	555,680
Bank of Nova Scotia	6,768	350,441
Barrick Gold Corp. (b)	9,226	153,602
Birchcliff Energy Ltd. (b)	3,541	13,973
BlackBerry Ltd. (a) (b)	5,017	13,754
Bombardier, Inc. Class B (a) (b)	1,385	59,514
Brookfield Asset Management Ltd. Class A (b)	5,598	235,379
Brookfield Corp. (b)	22,107	925,937
Brookfield Reinsurance Ltd. (a)	176	7,411
Calibre Mining Corp. (a)	28,326	34,956
Cameco Corp.	12,385	536,676
Canada Goose Holdings, Inc. (a) (b)	1,520	18,342
Canadian Imperial Bank of Commerce	4,910	249,156
Canadian National Railway Co. (b)	10,014	1,319,931
Canadian Natural Resources Ltd. (b)	10,014	764,638
Canadian Pacific Kansas City Ltd. (b)	10,536	929,846
Canadian Tire Corp. Ltd. Class A (b)	2,495	249,085
Cenovus Energy, Inc.	12,781	255,762
Converge Technology Solutions Corp. (b)	3,900	16,773
Coveo Solutions, Inc. (a)	1,719	13,058
Crescent Point Energy Corp. (b)	6,530	53,466
Cronos Group, Inc. (a) (b)	1,990	5,220
Docebo, Inc. (a) (b)	3,337	163,293
Dundee Precious Metals, Inc.	7,465	56,818
Enbridge, Inc. (b)	13,750	497,367
Enerplus Corp. (b)	13,124	258,067
EQB, Inc. (b)	1,290	80,980
Equinox Gold Corp. (a) (b)	15,098	91,151
Filo Corp. (a)	824	14,401
First Majestic Silver Corp. (b)	26,751	157,155
Fortuna Silver Mines, Inc. (a)	4,710	17,507
George Weston Ltd. (b)	676	91,420

See accompanying notes to financial statements.
125

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Headwater Exploration, Inc. (b)	875	$ 4,959
Hut 8 Corp. (a) (b)	2,237	24,730
i-80 Gold Corp. (a) (b)	22,220	29,227
IGM Financial, Inc. (b)	3,902	100,718
Imperial Oil Ltd. (b)	7,235	499,513
Jamieson Wellness, Inc. (b) (c)	1,978	38,968
Just Energy Group, Inc. (a) (d)	352	—
K92 Mining, Inc. (a)	3,096	14,413
Karora Resources, Inc. (a)	2,939	11,033
Kinaxis, Inc. (a) (b)	266	30,271
Kinross Gold Corp. (b)	21,497	132,008
Lightspeed Commerce, Inc. (a) (b)	1,821	25,635
Lithium Americas Argentina Corp. (a) (b)	3,681	19,830
Lithium Americas Corp. (a) (b)	3,681	24,753
Loblaw Cos. Ltd. (b)	8,109	899,435
MAG Silver Corp. (a) (b)	1,197	12,640
Manulife Financial Corp.	18,381	459,508
MEG Energy Corp. (a) (b)	2,610	59,982
Minto Apartment Real Estate Investment Trust (c)	7,223	84,600
MTY Food Group, Inc. (b)	4,057	153,286
National Bank of Canada (b)	13,752	1,159,101
New Gold, Inc. (a) (b)	6,185	10,421
NexGen Energy Ltd. (a) (b)	35,990	280,048
Novagold Resources, Inc. (a) (b)	2,245	6,719
Nutrien Ltd. (b)	5,428	295,176
Nuvei Corp. (b) (c)	1,017	32,180
Onex Corp. (b)	8,626	646,799
Orla Mining Ltd. (a) (b)	1,457	5,523
Osisko Mining, Inc. (a) (b)	32,406	66,572
Pan American Silver Corp. (b)	3,802	57,371
Park Lawn Corp. (b)	4,444	54,842
Rogers Communications, Inc. Class B (b)	13,769	564,699
Royal Bank of Canada (b)	12,489	1,260,851
Sandstorm Gold Ltd. (b)	1,064	5,582
Shopify, Inc. Class A (a)	11,114	858,240
Silvercorp Metals, Inc. (b)	9,287	30,265
SilverCrest Metals, Inc. (a) (b)	44,002	293,618
Slate Grocery REIT Class U,	14,302	120,799
SNC-Lavalin Group, Inc. (b)	5,754	235,560
Solaris Resources, Inc. (a)	824	2,911
SSR Mining, Inc. (b)	9,019	40,188
Sun Life Financial, Inc.	14,187	774,847
Suncor Energy, Inc.	20,209	746,535
SunOpta, Inc. (a) (b)	744	5,102
Taseko Mines Ltd. (a)	3,612	7,767
TC Energy Corp. (b)	9,516	382,820
Teck Resources Ltd. Class B (b)	7,208	330,239
TELUS Corp. (f)	44,349	710,174
TELUS Corp. (a) (f)	3,413	54,653
Tilray Brands, Inc. (a) (b) (f)	6,257	15,455
Tilray Brands, Inc. (a) (b) (f)	3,410	8,391
Torex Gold Resources, Inc. (a)	806	11,876
Security Description	Shares	Value
Toronto-Dominion Bank	17,854	$ 1,078,562
TransAlta Corp.	22,548	144,794
Triple Flag Precious Metals Corp. (b)	467	6,754
Voyager Digital Ltd. (a)	6,606	1
Well Health Technologies Corp. (a) (b)	1,907	5,172
Wesdome Gold Mines Ltd. (a) (b)	9,400	70,088
		21,818,641
CHILE — 0.0% (e)
Aguas Andinas SA Class A	28,728	8,376
Cia Cervecerias Unidas SA	903	5,355
Embotelladora Andina SA Class B, Preference Shares	26,575	67,250
Enel Chile SA ADR	4,363	13,307
Inversiones Aguas Metropolitanas SA	12,101	9,072
Parque Arauco SA	10,052	14,812
Plaza SA (a)	5,631	7,725
Sociedad Quimica y Minera de Chile SA ADR (b)	1,055	51,864
Vina Concha y Toro SA	11,207	13,557
		191,318
CHINA — 2.4%
AAC Technologies Holdings, Inc.	2,500	8,385
Accelink Technologies Co. Ltd. Class A	2,400	12,733
AECC Aero-Engine Control Co. Ltd. Class A	28,200	70,496
Agricultural Bank of China Ltd. Class H	314,000	132,397
AK Medical Holdings Ltd. (b) (c)	28,000	17,602
Akeso, Inc. (a) (b) (c)	14,000	83,448
Alibaba Group Holding Ltd.	145,900	1,309,594
Alibaba Group Holding Ltd. ADR	2,048	148,193
Alibaba Health Information Technology Ltd. (a) (b)	86,000	34,943
A-Living Smart City Services Co. Ltd. (b) (c)	2,500	981
Alphamab Oncology (a) (b) (c)	13,000	7,524
Aluminum Corp. of China Ltd. Class A	8,800	8,618
Amlogic Shanghai Co. Ltd. Class A	1,802	11,975
Anhui Conch Cement Co. Ltd. Class H	6,000	12,481
Anhui Gujing Distillery Co. Ltd. Class A	600	21,688
Anhui Gujing Distillery Co. Ltd. Class B	3,600	50,644
Anhui Kouzi Distillery Co. Ltd. Class A	1,400	7,790
Anjoy Foods Group Co. Ltd. Class A	700	7,998

See accompanying notes to financial statements.
126

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
ANTA Sports Products Ltd.	11,400	$ 121,189
Ascentage Pharma Group International (a) (b) (c)	18,000	40,846
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	1,500	3,992
Autohome, Inc. ADR	608	15,942
Avicopter PLC Class A	11,300	64,559
Baidu, Inc. Class A (a)	22,310	292,756
Bank of China Ltd. Class H	850,000	350,798
Bank of Communications Co. Ltd. Class H	244,000	160,246
BeiGene Ltd. (a)	4,131	50,196
Beijing Enlight Media Co. Ltd. Class A	9,000	12,805
Beiqi Foton Motor Co. Ltd. Class A (a)	35,100	13,198
Bilibili, Inc. Class Z (a) (b)	1,995	22,508
BOE Varitronix Ltd. (b)	57,000	34,376
BYD Co. Ltd. Class A	2,500	71,752
BYD Co. Ltd. Class H (b)	11,500	296,226
Canaan, Inc. ADR (a) (b)	7,075	10,754
Canggang Railway Ltd.	32,000	3,762
Canmax Technologies Co. Ltd. Class A	650	1,764
Cathay Biotech, Inc. Class A	1,980	11,879
CGN New Energy Holdings Co. Ltd.	14,000	3,703
China CITIC Bank Corp. Ltd. Class H	62,000	33,034
China Conch Venture Holdings Ltd.	5,000	3,475
China Construction Bank Corp. Class H	740,000	446,282
China Foods Ltd.	60,000	22,309
China Gas Holdings Ltd.	21,600	19,485
China Life Insurance Co. Ltd. Class H	96,000	115,179
China Meidong Auto Holdings Ltd.	2,000	772
China Mengniu Dairy Co. Ltd.	58,000	124,501
China Merchants Bank Co. Ltd. Class H	121,674	481,165
China Merchants Energy Shipping Co. Ltd. Class A	7,700	8,177
China Minsheng Banking Corp. Ltd. Class H	43,500	15,062
China New Higher Education Group Ltd. (c)	2,000	583
China Overseas Land & Investment Ltd.	48,000	69,058
China Overseas Property Holdings Ltd.	5,000	2,766
China Pacific Insurance Group Co. Ltd. Class H	18,400	32,209
China Petroleum & Chemical Corp. Class H	463,200	262,777
Security Description	Shares	Value
China Rare Earth Resources & Technology Co. Ltd. Class A	1,800	$ 6,694
China Resources Beer Holdings Co. Ltd.	8,000	36,849
China Resources Gas Group Ltd.	2,000	6,376
China Resources Land Ltd.	15,000	47,435
China Ruyi Holdings Ltd. (a) (b)	164,000	41,700
China Shenhua Energy Co. Ltd. Class H	44,500	174,840
China Tower Corp. Ltd. Class H (c)	352,000	40,478
China Vanke Co. Ltd. Class H (b)	12,400	8,587
Chlitina Holding Ltd.	2,000	12,186
Chongqing Brewery Co. Ltd. Class A	2,100	18,685
CITIC Ltd.	89,000	85,515
CMOC Group Ltd. Class A	7,400	8,327
COFCO Joycome Foods Ltd. (a) (b)	64,000	13,574
Contemporary Amperex Technology Co. Ltd. Class A	720	18,721
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	5,700	12,522
COSCO SHIPPING Ports Ltd.	39,625	21,771
Country Garden Holdings Co. Ltd. (a) (b)	76,278	4,727
Country Garden Services Holdings Co. Ltd. (b)	10,000	6,401
CSPC Pharmaceutical Group Ltd.	26,880	21,122
CSSC Science & Technology Co. Ltd. Class A	3,300	7,127
Dada Nexus Ltd. ADR (a) (b)	1,897	3,889
Daqo New Energy Corp. ADR (a)	3,170	89,235
DaShenLin Pharmaceutical Group Co. Ltd. Class A	3,888	11,305
Dongyue Group Ltd. (b)	23,000	21,570
East Buy Holding Ltd. (a) (b) (c)	9,000	23,919
Empyrean Technology Co. Ltd. Class A	1,200	13,239
ENN Energy Holdings Ltd.	20,500	157,945
Eoptolink Technology, Inc. Ltd. Class A	2,800	26,213
Everest Medicines Ltd. (a) (b) (c)	8,000	24,021
Flat Glass Group Co. Ltd. Class H (b)	17,000	41,314
Ganfeng Lithium Group Co. Ltd. Class A	980	4,850
GDS Holdings Ltd. Class A (a) (b)	3,561	2,898
Geely Automobile Holdings Ltd.	56,000	66,114
GEM Co. Ltd. Class A	3,900	3,180
Genscript Biotech Corp. (a) (b)	10,000	18,527

See accompanying notes to financial statements.
127

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Giant Network Group Co. Ltd. Class A	10,900	$ 18,376
Global New Material International Holdings Ltd. (a) (b)	24,000	11,009
GoodWe Technologies Co. Ltd. Class A	324	4,458
Great Wall Motor Co. Ltd. Class A	19,800	62,233
Great Wall Motor Co. Ltd. Class H (b)	6,500	7,226
Guangdong Investment Ltd.	4,000	1,712
Guangzhou Automobile Group Co. Ltd. Class A	64,800	79,523
Guangzhou Haige Communications Group, Inc. Co. Class A	5,700	8,243
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	8,700	67,823
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	900	4,231
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,380	7,140
H World Group Ltd. ADR	516	19,969
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	193,000	18,988
Haidilao International Holding Ltd. (b) (c)	2,000	4,513
Haier Smart Home Co. Ltd. Class H	65,400	203,475
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	6,000	5,389
Hang Zhou Great Star Industrial Co. Ltd. Class A	9,600	32,342
Hangzhou Chang Chuan Technology Co. Ltd. Class A	10,800	46,783
Hangzhou First Applied Material Co. Ltd. Class A	392	1,523
Hangzhou Oxygen Plant Group Co. Ltd. Class A	1,700	6,685
Hangzhou Robam Appliances Co. Ltd. Class A	5,200	17,153
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	42,300	38,158
Hangzhou Tigermed Consulting Co. Ltd. Class A	300	2,159
Haohua Chemical Science & Technology Co. Ltd. Class A	1,100	4,974
Health & Happiness H&H International Holdings Ltd.	47,500	63,726
Hello Group, Inc. ADR	3,359	20,859
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	3,700	9,871
Hengan International Group Co. Ltd.	8,500	26,771
Security Description	Shares	Value
Hisense Visual Technology Co. Ltd. Class A	2,900	$ 9,442
Huafon Chemical Co. Ltd. Class A	9,400	8,506
Huagong Tech Co. Ltd. Class A	4,100	17,879
Huaneng Power International, Inc. Class H (a) (b)	170,000	100,135
Huangshan Tourism Development Co. Ltd. Class B (a)	10,100	7,838
HUYA, Inc. ADR (a)	7,278	33,115
Hwatsing Technology Co. Ltd. Class A	267	6,473
Hygeia Healthcare Holdings Co. Ltd. (c)	1,200	4,891
iDreamSky Technology Holdings Ltd. (a) (b) (c)	25,600	8,374
indie Semiconductor, Inc. Class A (a) (b)	5,343	37,828
Industrial & Commercial Bank of China Ltd. Class H	591,000	297,522
INESA Intelligent Tech, Inc. Class B	23,400	13,666
Ingenic Semiconductor Co. Ltd. Class A	2,700	22,752
Innovent Biologics, Inc. (a) (c)	8,000	38,536
iQIYI, Inc. ADR (a)	11,653	49,292
Isoftstone Information Technology Group Co. Ltd. Class A (a)	1,700	10,981
JA Solar Technology Co. Ltd. Class A	3,528	8,450
JD Health International, Inc. (a) (b) (c)	1,150	4,070
JD.com, Inc. Class A	20,723	285,699
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,100	66,258
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	600	8,148
Jiangsu Yangnong Chemical Co. Ltd. Class A	910	6,407
Jiangsu Yoke Technology Co. Ltd. Class A	5,200	38,239
Jinan Acetate Chemical Co. Ltd.	1,192	33,372
Jinchuan Group International Resources Co. Ltd. (b)	28,000	2,934
JinkoSolar Holding Co. Ltd. ADR (b)	2,350	59,197
Jinxin Fertility Group Ltd. (a) (b) (c)	4,500	1,397
JiuGui Liquor Co. Ltd. Class A	1,400	10,943
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (a)	900	3,084
JOYY, Inc. ADR	505	15,529
Kangji Medical Holdings Ltd. (b)	5,000	4,319
Kanzhun Ltd. ADR	2,633	46,156
KE Holdings, Inc. ADR	5,130	70,435

See accompanying notes to financial statements.
128

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Kingdee International Software Group Co. Ltd. (a)	12,000	$ 13,539
Kingnet Network Co. Ltd. Class A	15,500	23,889
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	9,923	30,166
Kuaishou Technology (a) (c)	17,800	111,556
Kuang-Chi Technologies Co. Ltd. Class A (a)	33,900	94,691
Kunlun Tech Co. Ltd. Class A (a)	3,100	17,352
Kweichow Moutai Co. Ltd. Class A	700	164,061
Lenovo Group Ltd.	34,000	39,402
Li Auto, Inc. ADR (a)	30	908
Li Auto, Inc. Class A (a)	15,704	243,392
Li Ning Co. Ltd.	42,500	112,950
Lifetech Scientific Corp. (a) (b)	12,000	2,699
Lingyi iTech Guangdong Co. Class A	11,700	8,783
Longfor Group Holdings Ltd. (b) (c)	8,931	12,621
Luzhou Laojiao Co. Ltd. Class A	600	15,293
Mango Excellent Media Co. Ltd. Class A	2,700	9,100
Maxscend Microelectronics Co. Ltd. Class A	960	13,286
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	4,300	2,967
Meitu, Inc. (b) (c)	75,500	31,641
Meituan Class B (a) (c)	46,990	581,187
Microport Scientific Corp. (a) (b)	3,008	2,525
Ming Yuan Cloud Group Holdings Ltd. (a) (b)	23,000	7,171
MINISO Group Holding Ltd. ADR (b)	317	6,499
MMG Ltd. (a) (b)	36,000	14,121
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	18,485	28,184
NetEase, Inc.	21,680	450,971
New Horizon Health Ltd. (a) (b) (c)	11,500	20,777
New Oriental Education & Technology Group, Inc. (a)	17,710	154,213
Ningbo Orient Wires & Cables Co. Ltd. Class A	700	4,251
NIO, Inc. ADR (a)	18,825	84,713
Nongfu Spring Co. Ltd. Class H (b) (c)	18,000	97,170
NXP Semiconductors NV	258	63,925
Ocumension Therapeutics (a) (b) (c)	21,000	15,509
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	10,100	4,201
PDD Holdings, Inc. ADR (a)	5,729	665,996
Peijia Medical Ltd. (a) (c)	55,000	25,720
People.cn Co. Ltd. Class A	3,800	13,959
Security Description	Shares	Value
PetroChina Co. Ltd. Class H	164,000	$ 140,186
Pharmaron Beijing Co. Ltd. Class A	2,925	8,231
PICC Property & Casualty Co. Ltd. Class H	193,788	255,530
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	1,100	1,658
Ping An Insurance Group Co. of China Ltd. Class H	48,500	204,809
Piotech, Inc. Class A	195	5,026
Postal Savings Bank of China Co. Ltd. Class H (b) (c)	68,000	35,536
Prosus NV	22,227	697,950
Q Technology Group Co. Ltd. (a) (b)	18,000	6,946
Qi An Xin Technology Group, Inc. Class A (a)	9,312	40,555
Qifu Technology, Inc. ADR	317	5,842
Qingdao Ainnovation Technology Group Co. Ltd. Class H (a) (b) (c)	700	656
RLX Technology, Inc. ADR (b)	30,854	59,240
Sangfor Technologies, Inc. Class A (a)	2,200	19,111
SG Micro Corp. Class A	195	1,729
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	2,700	13,124
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	15,188	37,319
Shanghai Baosight Software Co. Ltd. Class A	9,658	51,174
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	472	18,340
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	16,100	7,841
Shanghai M&G Stationery, Inc. Class A	500	2,438
Shanghai Moons' Electric Co. Ltd. Class A	3,200	25,872
Shangri-La Asia Ltd. (a)	34,000	21,287
Shanxi Meijin Energy Co. Ltd. Class A (a)	23,100	20,394
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	42,536
Shengyi Technology Co. Ltd. Class A	8,800	21,259
Shenzhen Kaifa Technology Co. Ltd. Class A	2,900	5,484
Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,600	4,811
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,900	26,877
Shenzhen SC New Energy Technology Corp. Class A	2,400	19,721

See accompanying notes to financial statements.
129

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhou International Group Holdings Ltd.	7,700	$ 72,903
Sichuan Changhong Electric Co. Ltd. Class A	8,200	6,189
Sichuan Chuantou Energy Co. Ltd. Class A	2,600	5,945
Sichuan Swellfun Co. Ltd. Class A	1,400	9,196
Sieyuan Electric Co. Ltd. Class A	900	7,217
Silergy Corp.	1,000	10,218
Skshu Paint Co. Ltd. Class A	5,408	24,201
Smoore International Holdings Ltd. (b) (c)	12,000	10,212
StarPower Semiconductor Ltd. Class A	1,400	27,952
Sunac Services Holdings Ltd. (b) (c)	29,257	6,953
Sunny Optical Technology Group Co. Ltd.	8,000	40,836
Sunresin New Materials Co. Ltd. Class A	700	4,307
Suzhou TFC Optical Communication Co. Ltd. Class A	2,000	41,821
TAL Education Group ADR (a)	11,519	130,741
Tencent Holdings Ltd.	67,700	2,627,917
Tencent Music Entertainment Group ADR (a)	1,907	21,339
Thunder Software Technology Co. Ltd. Class A (a)	5,400	38,438
Tianshan Aluminum Group Co. Ltd. Class A	3,500	3,080
Tongdao Liepin Group (a)	33,600	12,794
Topchoice Medical Corp. Class A (a)	200	1,669
Trip.com Group Ltd. (a)	9,646	425,455
Triumph New Energy Co. Ltd. Class H (a) (b)	6,000	4,239
Tsingtao Brewery Co. Ltd. Class A	2,800	32,449
Tuya, Inc. ADR (a)	15,899	27,823
Up Fintech Holding Ltd. ADR (a)	7,017	24,138
Venus MedTech Hangzhou, Inc. Class H (a) (c)	18,000	12,925
Vipshop Holdings Ltd. ADR	7,580	125,449
Vnet Group, Inc. ADR (a) (b)	3,977	6,164
Walvax Biotechnology Co. Ltd. Class A	8,000	17,101
Weihai Guangwei Composites Co. Ltd. Class A	640	2,675
Weimob, Inc. (a) (b) (c)	86,000	21,098
Western Superconducting Technologies Co. Ltd. Class A	1,654	8,475
Will Semiconductor Co. Ltd. Shanghai Class A	810	10,989
Wuhan Guide Infrared Co. Ltd. Class A	30,470	30,426
Security Description	Shares	Value
Wuliangye Yibin Co. Ltd. Class A	1,200	$ 25,304
WUS Printed Circuit Kunshan Co. Ltd. Class A	9,640	40,443
WuXi AppTec Co. Ltd. Class A	1,100	7,125
Wuxi Biologics Cayman, Inc. (a) (c)	34,500	63,036
XD, Inc. (a) (b)	10,000	20,316
Xiamen Faratronic Co. Ltd. Class A	500	6,847
Xiamen Tungsten Co. Ltd. Class A	4,800	12,852
Xiaomi Corp. Class B (a) (c)	143,800	274,501
Xinyi Solar Holdings Ltd.	2,000	1,549
XPeng, Inc. ADR (a)	60	461
XPeng, Inc. Class A (a) (b)	15,744	64,574
Yadea Group Holdings Ltd. (b) (c)	10,000	16,201
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	2,100	10,673
Yankuang Energy Group Co. Ltd. Class H (b)	51,000	107,129
Yeahka Ltd. (a) (b)	6,400	9,960
Yidu Tech, Inc. (a) (b) (c)	7,700	3,945
Yifeng Pharmacy Chain Co. Ltd. Class A	840	4,547
Yihai International Holding Ltd. (b)	4,000	7,574
Yintai Gold Co. Ltd. Class A (a)	4,300	10,021
YongXing Special Materials Technology Co. Ltd. Class A	1,040	6,794
Yum China Holdings, Inc.	6,814	271,129
Yutong Bus Co. Ltd. Class A	10,000	25,866
Zai Lab Ltd. ADR (a) (b)	1,632	26,145
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	30,900	20,258
Zhejiang Dingli Machinery Co. Ltd. Class A	2,600	20,083
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (c)	3,500	11,739
Zhejiang Supor Co. Ltd. Class A	600	4,727
Zhihu, Inc. (a) (b)	6,600	8,939
Zhongji Innolight Co. Ltd. Class A	1,900	40,481
Zijin Mining Group Co. Ltd. Class A	8,600	19,071
Zijin Mining Group Co. Ltd. Class H	124,000	247,479
Zonqing Environmental Ltd. (a) (b)	4,000	13,135
ZTO Express Cayman, Inc. ADR	2,634	55,156
		18,698,874
COLOMBIA — 0.0% (e)
Bancolombia SA ADR	1,133	38,771
COSTA RICA — 0.0% (e)
Establishment Labs Holdings, Inc. (a) (b)	266	13,539

See accompanying notes to financial statements.
130

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
DENMARK — 0.8%
Ambu AS Class B (a)	617	$ 10,144
AP Moller - Maersk AS Class B	183	238,312
Chemometec AS	704	43,199
Coloplast AS Class B	1,200	162,004
D/S Norden AS	617	25,139
Danske Bank AS	11,302	338,086
Dfds AS	266	7,718
DSV AS	1,976	321,013
Genmab AS (a)	627	189,194
Novo Nordisk AS Class B	33,401	4,262,116
Novonesis (Novozymes) B Class B	3,547	208,100
Vestas Wind Systems AS (a)	9,600	268,269
Zealand Pharma AS (a)	3,187	314,478
		6,387,772
EGYPT — 0.0% (e)
Cleopatra Hospital (a)	75,478	11,481
FINLAND — 0.3%
Fortum OYJ (b)	8,783	108,563
Mandatum OYJ (a)	6,174	27,635
Metso OYJ (b)	22,516	267,612
Musti Group OYJ	18	486
Nokia OYJ	54,414	193,403
Nordea Bank Abp (b) (f)	36,504	406,943
Nordea Bank Abp (f)	613	6,931
Sampo OYJ Class A	6,174	263,483
UPM-Kymmene OYJ	20,004	666,925
Valmet OYJ (b)	2,765	72,833
Wartsila OYJ Abp	17,849	271,612
		2,286,426
FRANCE — 2.3%
Accor SA	10,958	512,440
Air Liquide SA	1,568	326,563
Airbus SE	4,467	823,615
Alstom SA (b)	10,812	164,995
AXA SA	21,174	796,147
BNP Paribas SA	11,215	797,709
Bouygues SA	6,430	262,707
Capgemini SE	5,614	1,293,263
Carrefour SA	14,506	248,705
Credit Agricole SA	24,448	364,795
Danone SA	6,539	422,950
Engie SA	10,804	180,976
EssilorLuxottica SA	5,194	1,176,316
Euroapi SA (a)	444	1,340
Fnac Darty SA (b)	5,635	176,610
Forvia SE (a) (b)	200	3,031
Hermes International SCA	18	45,995
Kering SA	1,298	513,564
L'Oreal SA	2,511	1,189,566
LVMH Moet Hennessy Louis Vuitton SE	2,081	1,873,724
Orange SA	30,828	362,508
Pernod Ricard SA	3,020	489,077
Security Description	Shares	Value
Publicis Groupe SA	6,262	$ 683,397
Renault SA	7,472	377,624
Societe Generale SA	9,871	264,491
Sodexo SA	6,271	538,293
Technip Energies NV	1,357	34,309
TotalEnergies SE	18,690	1,281,155
Unibail-Rodamco-Westfield CDI (a)	14,273	57,733
Unibail-Rodamco-Westfield REIT (a)	1,806	145,311
Valneva SE (a) (b)	1,637	6,430
Veolia Environnement SA	22,508	732,419
Vinci SA	9,180	1,177,434
Vivendi SE	23,247	253,578
Voltalia SA (a) (b)	1,566	11,095
		17,589,865
GEORGIA — 0.0% (e)
TBC Bank Group PLC	426	17,301
GERMANY — 1.9%
adidas AG	3,524	787,825
AIXTRON SE	3,278	86,736
Allianz SE	4,494	1,348,308
BASF SE	8,119	464,118
Bayer AG	10,524	323,133
Commerzbank AG	7,342	100,941
CompuGroup Medical SE & Co. KGaA	10,344	318,612
Daimler Truck Holding AG	5,653	286,702
Datagroup SE	515	24,556
Deutsche Bank AG	14,976	235,850
Deutsche Boerse AG	3,902	799,215
Deutsche Lufthansa AG (a)	42,367	333,152
Deutsche Post AG	19,418	837,075
Deutsche Telekom AG	32,062	779,107
Dr Ing hc F Porsche AG Preference Shares (c)	1,074	107,037
E.ON SE	20,108	279,819
Eckert & Ziegler SE	302	12,225
Elmos Semiconductor SE	1,813	144,699
Encavis AG (a)	1,832	33,349
flatexDEGIRO AG (a)	3,790	42,549
Fresenius Medical Care AG	1,992	76,696
HelloFresh SE (a)	2,753	19,600
Infineon Technologies AG	12,414	422,525
Mercedes-Benz Group AG	11,153	889,059
Merck KGaA	3,059	540,489
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,416	1,180,177
Orion SA	100	2,352
Puma SE	1,046	47,469
RWE AG	6,711	228,018
Salzgitter AG	5,871	153,445
SAP SE	9,859	1,921,487
Siemens AG	7,999	1,528,743
Siemens Energy AG (a)	3,963	72,782

See accompanying notes to financial statements.
131

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
thyssenkrupp AG	12,597	$ 67,670
Verbio SE	2,804	63,746
Volkswagen AG	1,500	229,392
Volkswagen AG Preference Shares	1,619	214,788
		15,003,446
GHANA — 0.0% (e)
Kosmos Energy Ltd. (a)	25,335	150,997
Tullow Oil PLC (a) (b)	5,246	2,065
		153,062
GREECE — 0.0% (e)
Piraeus Financial Holdings SA (a)	3,471	14,530
GUATEMALA — 0.0% (e)
Millicom International Cellular SA SDR (a)	1,458	29,753
HONG KONG — 0.4%
AIA Group Ltd.	100,200	672,784
Bank of East Asia Ltd.	62,597	74,543
Citychamp Watch & Jewellery Group Ltd. (a)	34,000	4,388
CK Asset Holdings Ltd.	50,270	206,824
C-Mer Eye Care Holdings Ltd. (a)	26,000	9,401
Cosmopolitan International Holdings Ltd. (a)	25,800	2,835
Cowell e Holdings, Inc. (a) (b)	1,000	2,392
Futu Holdings Ltd. ADR (a)	833	45,107
Hang Lung Properties Ltd.	98,000	100,424
Henderson Land Development Co. Ltd.	18,910	53,880
Hong Kong Exchanges & Clearing Ltd.	15,668	456,040
Link REIT	75,850	326,119
Melco International Development Ltd. (a) (b)	4,000	2,509
Melco Resorts & Entertainment Ltd. ADR (a)	516	3,720
New World Development Co. Ltd. (b)	32,383	34,177
Prudential PLC	33,179	311,416
Sino Biopharmaceutical Ltd.	83,500	32,220
Stella International Holdings Ltd.	14,000	22,324
Sun Hung Kai Properties Ltd.	83,253	802,591
Swire Pacific Ltd. Class A	8,500	69,942
Techtronic Industries Co. Ltd.	500	6,778
Vitasoy International Holdings Ltd.	8,000	6,859
Viva Goods Company Ltd. (a)	56,000	5,295
Yue Yuen Industrial Holdings Ltd.	3,000	4,209
		3,256,777
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	11,019	89,396
Security Description	Shares	Value
Richter Gedeon Nyrt	12,255	$ 311,034
		400,430
INDIA — 1.9%
Aarti Drugs Ltd.	7,576	39,450
Aarti Pharmalabs Ltd.	2,656	13,851
Aavas Financiers Ltd. (a)	821	12,951
Action Construction Equipment Ltd.	1,357	23,212
Adani Green Energy Ltd. (a)	2,384	52,456
Adani Power Ltd. (a)	4,689	30,011
Advanced Enzyme Technologies Ltd.	18,741	78,299
Affle India Ltd. (a)	585	7,307
AGI Greenpac Ltd.	1,661	14,469
Akzo Nobel India Ltd.	1,626	46,492
Alkyl Amines Chemicals	8,468	184,174
Alok Industries Ltd. (a)	222,234	68,880
Amber Enterprises India Ltd. (a)	3,773	165,469
APL Apollo Tubes Ltd.	3,946	70,778
Aptus Value Housing Finance India Ltd.	5,426	20,113
Arvind Ltd.	6,490	21,045
AstraZeneca Pharma India Ltd.	344	21,978
Avalon Technologies Ltd. (a) (c)	774	4,584
Axis Bank Ltd.	695	8,726
Balmer Lawrie & Co. Ltd.	10,327	29,519
Bayer CropScience Ltd.	94	5,922
BEML Ltd.	29	1,107
Birlasoft Ltd.	29,446	261,970
Blue Star Ltd.	856	13,073
Borosil Ltd. (a)	1,789	7,663
Brightcom Group Ltd. (a)	57,692	9,546
Can Fin Homes Ltd.	8,796	79,409
CE Info Systems Ltd.	4,539	101,439
Central Depository Services India Ltd.	6,973	143,130
Cera Sanitaryware Ltd.	89	7,238
Chemplast Sanmar Ltd. (a)	2,621	14,142
City Union Bank Ltd.	14,523	23,534
Cyient DLM Ltd. (a)	647	5,589
Data Patterns India Ltd.	1,281	37,200
Dixon Technologies India Ltd.	7,006	628,274
Dr Reddy's Laboratories Ltd. ADR	13,767	1,009,809
Easy Trip Planners Ltd.	10,496	5,386
Elecon Engineering Co. Ltd.	2,409	27,404
Electrosteel Castings Ltd.	23,758	50,762
EPL Ltd.	27,182	58,436
Equitas Small Finance Bank Ltd. (c)	58,588	65,014
Ethos Ltd. (a)	1,812	56,215
Fineotex Chemical Ltd.	3,479	15,348
Galaxy Surfactants Ltd.	148	4,030
Garden Reach Shipbuilders & Engineers Ltd.	1,603	14,698
Garware Technical Fibres Ltd.	1,398	55,736

See accompanying notes to financial statements.
132

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
GE T&D India Ltd. (a)	612	$ 6,224
Genus Power Infrastructures Ltd.	6,259	17,283
Godawari Power & Ispat Ltd.	2,240	20,339
Godfrey Phillips India Ltd.	3,160	117,045
Gokaldas Exports Ltd.	2,681	22,691
Granules India Ltd.	14,175	73,108
Graphite India Ltd.	914	6,614
Greaves Cotton Ltd.	5,779	8,772
Greenpanel Industries Ltd.	1,717	6,480
Gujarat Pipavav Port Ltd.	4,998	12,737
HBL Power Systems Ltd.	4,216	22,950
HDFC Bank Ltd.	26,871	466,491
HEG Ltd.	1,000	22,110
HeidelbergCement India Ltd.	16,363	38,542
HFCL Ltd.	5,208	5,732
Himadri Speciality Chemical Ltd.	7,207	26,122
Hindustan Copper Ltd.	10,100	33,672
Hindware Home Innovation Ltd.	2,898	13,089
Home First Finance Co. India Ltd. (c)	4,486	48,290
ICICI Bank Ltd. ADR	48,399	1,278,218
IIFL Finance Ltd.	1,210	4,934
Indiabulls Housing Finance Ltd. (f)	23,789	48,004
Indiabulls Housing Finance Ltd. (a) (f)	11,894	12,043
IndiaMart InterMesh Ltd. (c)	1,744	55,318
Indigo Paints Ltd.	3,753	56,545
Indo Count Industries Ltd.	6,323	26,845
Infibeam Avenues Ltd.	22,068	9,023
Infosys Ltd. ADR	62,015	1,111,929
Intellect Design Arena Ltd.	5,541	72,868
ION Exchange India Ltd.	26	158
Jai Corp. Ltd.	6,818	23,122
Jaiprakash Associates Ltd. (a)	43,087	9,273
Jaiprakash Power Ventures Ltd. (a)	240,646	44,002
Jammu & Kashmir Bank Ltd.	58,859	94,708
JB Chemicals & Pharmaceuticals Ltd.	8,384	165,906
Jio Financial Services Ltd. (a)	10,432	44,247
Jubilant Ingrevia Ltd.	1,626	8,826
Jupiter Wagons Ltd.	2,710	12,157
Just Dial Ltd. (a)	2,147	20,675
Jyothy Labs Ltd.	17,522	92,429
Karnataka Bank Ltd.	25,814	69,671
Karur Vysya Bank Ltd.	83,095	182,026
Kaveri Seed Co. Ltd.	743	5,553
Kaynes Technology India Ltd. (a)	469	16,150
Kesoram Industries Ltd. (a)	15,567	31,945
Kirloskar Ferrous Industries Ltd.	1,883	12,297
KPI Green Energy Ltd. (c)	413	7,542
Larsen & Toubro Ltd. GDR	20,655	935,672
Laurus Labs Ltd. (c)	19,400	91,263
LIC Housing Finance Ltd.	6,729	49,292
Security Description	Shares	Value
Lloyds Engineering Works Ltd.	75,169	$ 44,208
Mahindra & Mahindra Ltd. GDR	16,012	373,080
Mahindra Lifespace Developers Ltd.	1,027	7,227
Man Infraconstruction Ltd.	4,178	10,237
Mrs Bectors Food Specialities Ltd.	571	7,632
MSTC Ltd.	2,389	23,823
MTAR Technologies Ltd. (a)	725	14,637
Nava Ltd.	3,112	18,121
Navin Fluorine International Ltd.	1,934	72,217
Nazara Technologies Ltd. (a)	8,300	66,821
NESCO Ltd.	7,143	71,150
Network18 Media & Investments Ltd. (a)	25,640	26,500
Newgen Software Technologies Ltd.	538	5,130
NOCIL Ltd.	6,745	20,226
Olectra Greentech Ltd.	5,756	130,338
Orient Cement Ltd.	13,536	31,778
Orient Electric Ltd.	3,932	9,104
Orissa Minerals Development Co. Ltd. (a)	201	14,251
Patel Engineering Ltd. (a)	48,505	33,092
PNB Housing Finance Ltd. (a) (c)	7,951	60,045
PNC Infratech Ltd.	1,640	8,580
Poly Medicure Ltd.	948	18,064
Pricol Ltd. (a)	378	1,765
Prism Johnson Ltd. (a)	10,540	22,571
Procter & Gamble Health Ltd.	67	3,784
PVR Inox Ltd. (a)	533	8,476
Quess Corp. Ltd. (c)	3,162	19,730
Radico Khaitan Ltd.	1,022	21,172
Rallis India Ltd.	17,125	51,435
Ramco Cements Ltd.	537	5,219
Rategain Travel Technologies Ltd. (a)	12,129	104,257
Ratnamani Metals & Tubes Ltd.	3,508	117,527
RattanIndia Enterprises Ltd. (a)	88,248	73,220
RattanIndia Power Ltd. (a)	192,827	19,074
RBL Bank Ltd. (c)	7,831	22,563
Reliance Industries Ltd.	11,602	413,389
Reliance Industries Ltd. GDR (c)	16,389	1,170,175
Reliance Infrastructure Ltd. (a)	2,762	8,973
Reliance Power Ltd. (a)	114,344	38,730
Restaurant Brands Asia Ltd. (a)	5,892	7,153
Rossari Biotech Ltd.	4,105	33,319
Route Mobile Ltd.	3,356	64,472
Safari Industries India Ltd.	1,508	31,203
Sandur Manganese & Iron Ores Ltd.	2,830	12,195
Sapphire Foods India Ltd. (a)	450	8,465
Saregama India Ltd.	1,082	4,506
Sharda Cropchem Ltd.	1,050	4,043
Shivalik Bimetal Controls Ltd.	970	6,040
Shree Renuka Sugars Ltd. (a)	30,412	14,476

See accompanying notes to financial statements.
133

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
South Indian Bank Ltd. (f)	189,528	$ 61,924
South Indian Bank Ltd. (a) (f)	47,382	15,481
Star Cement Ltd. (a)	1,946	5,309
State Bank of India GDR	9,155	830,359
Sumitomo Chemical India Ltd.	1,002	4,178
Sun Pharma Advanced Research Co. Ltd. (a)	3,440	15,191
Supreme Industries Ltd.	378	19,181
Suzlon Energy Ltd. (a)	42,866	20,764
Symphony Ltd.	2,626	26,686
Tanla Platforms Ltd.	11,470	112,730
Tata Motors Ltd.	8,573	102,051
Tata Teleservices Maharashtra Ltd. (a)	11,807	10,476
TD Power Systems Ltd.	11,345	40,359
TeamLease Services Ltd. (a)	1,185	38,939
Texmaco Rail & Engineering Ltd.	2,971	5,871
Tilaknagar Industries Ltd.	6,353	16,034
Titagarh Rail System Ltd.	328	3,614
TV18 Broadcast Ltd. (a)	26,511	14,749
Usha Martin Ltd.	4,685	17,877
Vaibhav Global Ltd.	11,116	48,554
V-Guard Industries Ltd.	11,193	44,469
VIP Industries Ltd.	694	4,373
Voltamp Transformers Ltd.	354	41,048
Whirlpool of India Ltd.	258	3,778
Wipro Ltd. ADR (b)	78,071	448,908
Wonderla Holidays Ltd.	889	10,592
Yes Bank Ltd. (a)	27,213	7,570
Zen Technologies Ltd.	3,729	42,766
Zomato Ltd. (a)	14,619	31,919
		14,576,713
INDONESIA — 0.3%
Astra International Tbk. PT	335,900	109,107
Bank Central Asia Tbk. PT	1,444,000	917,584
Bank Mandiri Persero Tbk. PT	881,800	403,220
Bank Rakyat Indonesia Persero Tbk. PT	1,135,899	433,440
GoTo Gojek Tokopedia Tbk. PT (a)	1,003,600	4,368
Nickel Industries Ltd.	6,586	3,480
Telkom Indonesia Persero Tbk. PT	1,312,600	287,273
		2,158,472
IRELAND — 0.1%
Cairn Homes PLC	156,968	270,563
Cimpress PLC (a)	540	47,795
Glenveagh Properties PLC (a) (c)	21,966	29,702
Keywords Studios PLC	783	12,878
Prothena Corp. PLC (a)	3,055	75,672
		436,610
ISRAEL — 0.2%
Bank Hapoalim BM	45,391	427,186
Security Description	Shares	Value
Bank Leumi Le-Israel BM	109,121	$ 910,508
Global-e Online Ltd. (a)	434	15,776
Isracard Ltd.	2,514	10,295
JFrog Ltd. (a)	754	33,342
Nano Dimension Ltd. ADR (a) (b)	6,947	19,347
NeoGames SA (a)	759	21,981
SimilarWeb Ltd. (a)	100	900
Taboola.com Ltd. (a) (b)	6,549	29,078
Teva Pharmaceutical Industries Ltd. ADR (a)	6,959	98,191
Wix.com Ltd. (a)	220	30,246
		1,596,850
ITALY — 0.6%
Assicurazioni Generali SpA	18,979	480,867
Enel SpA	83,837	554,038
Eni SpA (b)	28,867	456,671
Ferrari NV	1,552	677,169
FinecoBank Banca Fineco SpA	15,234	228,446
Intesa Sanpaolo SpA	151,281	549,459
Italgas SpA	7,829	45,659
Iveco Group NV (a)	1,859	27,707
MFE-MediaForEurope NV Class A (b)	14,878	38,644
MFE-MediaForEurope NV Class B (b)	14,878	51,676
Moncler SpA	3,914	292,432
Prysmian SpA	5,704	298,098
Saipem SpA (a) (b)	161	393
Snam SpA	34,163	161,457
Telecom Italia SpA (a) (b)	353,448	85,926
Terna - Rete Elettrica Nazionale	29,572	244,643
UniCredit SpA	20,050	761,679
		4,954,964
JAPAN — 6.0%
Abalance Corp. (b)	300	5,120
Advance Logistics Investment Corp. REIT	6	4,809
Advantest Corp.	4,700	207,912
Airtrip Corp. (b)	800	8,611
Aisin Corp.	1,700	69,159
Appier Group, Inc. (a)	2,600	26,800
ARCLANDS Corp.	2,431	28,367
Asahi Group Holdings Ltd.	1,700	62,274
Asahi Kasei Corp.	67,900	496,649
Asahi Yukizai Corp.	900	31,161
Asics Corp.	500	23,476
Astellas Pharma, Inc.	26,100	280,237
Base Co. Ltd.	100	2,319
BayCurrent Consulting, Inc.	3,000	58,714
Bengo4.com, Inc. (a) (b)	2,200	48,406
Bridgestone Corp.	1,700	75,157
C Uyemura & Co. Ltd.	200	13,545
Canon, Inc. (b)	1,700	50,558
Cellebrite DI Ltd. (a) (b)	4,644	51,456

See accompanying notes to financial statements.
134

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Change Holdings, Inc. (b)	4,000	$ 33,724
Comture Corp.	400	5,193
Credit Saison Co. Ltd. (b)	15,900	326,415
Curves Holdings Co. Ltd.	3,000	15,779
CYBERDYNE, Inc. (a) (b)	8,900	12,349
Cybozu, Inc. (b)	9,900	114,801
Daiichi Sankyo Co. Ltd.	26,700	846,454
Daikin Industries Ltd.	1,700	231,504
Daiwa Securities Group, Inc.	48,900	370,276
Demae-Can Co. Ltd. (a) (b)	5,900	12,709
Denso Corp.	43,800	834,933
Digital Arts, Inc.	1,400	40,008
Dip Corp.	600	10,950
Disco Corp.	500	182,332
eGuarantee, Inc.	900	10,633
Eisai Co. Ltd.	1,700	69,990
Elan Corp.	4,200	25,392
EM Systems Co. Ltd.	21,400	100,393
en Japan, Inc. (b)	200	3,505
ENEOS Holdings, Inc.	25,500	122,441
Enplas Corp. (b)	200	9,554
eRex Co. Ltd. (a) (b)	800	3,642
euglena Co. Ltd. (a) (b)	1,700	6,796
Fast Retailing Co. Ltd.	1,600	493,812
Financial Partners Group Co. Ltd.	1,700	23,836
Freee KK (a)	2,900	66,490
FUJIFILM Holdings Corp.	46,200	1,034,230
Fujio Food Group, Inc. (a) (b)	2,000	18,369
Fujitsu Ltd.	17,000	271,548
Fukui Computer Holdings, Inc.	300	5,114
FULLCAST Holdings Co. Ltd.	1,400	13,348
GMO Financial Gate, Inc. (b)	500	29,370
GNI Group Ltd. (a)	2,700	53,609
Hitachi Ltd.	10,100	917,939
Hokuhoku Financial Group, Inc. (b)	10,000	126,202
Honda Motor Co. Ltd.	24,200	297,973
Hoya Corp.	6,200	771,595
I'll, Inc. (b)	2,363	46,996
Infomart Corp.	14,100	38,291
Insource Co. Ltd.	5,300	31,728
Internet Initiative Japan, Inc.	400	7,449
Ispace, Inc. (a) (b)	700	3,931
Ito En Ltd.	100	2,443
ITOCHU Corp. (b)	9,200	392,935
Japan Elevator Service Holdings Co. Ltd.	400	6,518
Japan Tobacco, Inc.	9,100	242,194
JCU Corp.	800	20,272
JFE Holdings, Inc.	15,900	262,487
JMDC, Inc. (a)	1,300	31,361
JSR Corp. (a)	10,100	288,962
JTOWER, Inc. (a)	700	18,547
Kajima Corp.	26,000	531,699
Kamigumi Co. Ltd. (b)	28,300	621,742
Security Description	Shares	Value
Kansai Electric Power Co., Inc.	10,000	$ 141,993
Kao Corp.	1,700	63,532
Kappa Create Co. Ltd. (a) (b)	1,900	20,200
Kasumigaseki Capital Co. Ltd.	200	22,531
KDDI Corp.	41,900	1,236,970
KeePer Technical Laboratory Co. Ltd. (b)	1,100	36,050
Keyence Corp.	1,200	555,737
KFC Holdings Japan Ltd. (b)	200	5,781
Kobe Steel Ltd.	9,700	131,004
Komatsu Ltd.	10,000	294,889
Konica Minolta, Inc. (b)	25,700	83,836
Koshidaka Holdings Co. Ltd. (b)	1,500	9,267
Krosaki Harima Corp.	800	18,527
Kyocera Corp.	105,200	1,399,585
Lasertec Corp.	400	113,463
Leopalace21 Corp. (b)	9,300	31,216
Link & Motivation, Inc. (b)	5,100	18,264
LITALICO, Inc.	300	4,155
M&A Capital Partners Co. Ltd. (b)	400	5,902
M&A Research Institute Holdings, Inc. (a)	600	26,720
M3, Inc.	1,000	14,331
Makita Corp.	10,100	285,292
Management Solutions Co. Ltd. (b)	2,000	27,910
Marubeni Corp.	50,000	862,434
Marui Group Co. Ltd. (b)	26,000	415,825
Mebuki Financial Group, Inc.	61,500	201,512
Medley, Inc. (a)	2,400	70,964
Menicon Co. Ltd. (b)	2,200	22,539
Micronics Japan Co. Ltd.	1,100	59,962
Mirai Corp. REIT	419	127,213
Mirai Industry Co. Ltd. (b)	1,300	37,451
Mitani Sekisan Co. Ltd.	400	15,858
Mitsubishi Chemical Group Corp.	25,800	156,714
Mitsubishi Corp.	31,500	724,930
Mitsubishi Electric Corp.	67,800	1,129,589
Mitsubishi UFJ Financial Group, Inc.	119,200	1,208,973
Mitsui & Co. Ltd.	10,000	465,361
Mitsuuroko Group Holdings Co. Ltd.	1,500	13,975
Mizuho Financial Group, Inc.	23,000	454,088
Money Forward, Inc. (a)	1,400	62,209
Monogatari Corp.	1,800	55,185
MS&AD Insurance Group Holdings, Inc.	30,000	528,164
Murata Manufacturing Co. Ltd. (b)	75,300	1,410,274
Namura Shipbuilding Co. Ltd. (b)	1,300	17,179
NEC Corp.	200	14,556
Nexon Co. Ltd.	300	4,975
NIDEC Corp.	100	4,112

See accompanying notes to financial statements.
135

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Nihon M&A Center Holdings, Inc. (b)	2,500	$ 15,856
Nintendo Co. Ltd. (b)	8,000	436,565
Nippon Carbon Co. Ltd.	2,400	83,888
Nippon Paint Holdings Co. Ltd.	1,800	12,898
Nippon Pillar Packing Co. Ltd.	200	8,087
Nippon Steel Corp. (b)	23,200	556,297
Nissan Motor Co. Ltd. (b)	25,700	101,411
Nissan Shatai Co. Ltd. (b)	10,800	74,143
Nitto Boseki Co. Ltd.	400	15,409
Nitto Denko Corp.	1,700	154,729
Nomura Holdings, Inc.	68,200	434,494
Nomura Micro Science Co. Ltd. (b)	1,600	55,925
NTT Data Group Corp.	26,000	411,358
Nxera Pharma Co. Ltd. (a) (b)	400	4,284
Obayashi Corp.	49,300	584,225
Oisix ra daichi, Inc. (a) (b)	1,700	14,479
Olympus Corp.	2,100	30,159
One REIT, Inc. (b)	13	22,728
Oriental Land Co. Ltd.	1,500	47,940
ORIX Corp.	25,800	562,215
Osaka Gas Co. Ltd.	15,900	356,987
Osaka Organic Chemical Industry Ltd. (b)	2,400	50,428
Osaka Soda Co. Ltd.	100	6,330
Panasonic Holdings Corp.	24,100	229,065
Pasona Group, Inc.	300	5,497
PeptiDream, Inc. (a) (b)	300	2,800
PKSHA Technology, Inc. (a) (b)	2,400	85,632
Plus Alpha Consulting Co. Ltd.	1,900	30,331
Raksul, Inc. (a) (b)	1,400	9,963
Rakus Co. Ltd. (b)	2,400	32,374
Raysum Co. Ltd.	300	6,809
Recruit Holdings Co. Ltd.	7,500	328,504
Renesas Electronics Corp.	2,400	42,562
RENOVA, Inc. (a) (b)	1,100	8,991
Resona Holdings, Inc.	42,100	259,257
Rohm Co. Ltd.	6,800	108,530
Rorze Corp.	500	70,237
Round One Corp.	1,500	7,751
RS Technologies Co. Ltd.	1,400	27,890
Sakura Internet, Inc. (b)	300	12,072
Samty Residential Investment Corp. REIT	257	181,697
SanBio Co. Ltd. (a) (b)	3,200	8,902
Sansan, Inc. (a)	4,200	48,065
Sanyo Denki Co. Ltd.	300	13,975
SB Technology Corp.	2,100	28,903
SCREEN Holdings Co. Ltd.	100	12,878
Secom Co. Ltd.	1,700	123,109
Septeni Holdings Co. Ltd.	1,100	3,343
Seven & i Holdings Co. Ltd.	5,100	74,135
SHIFT, Inc. (a) (b)	400	63,537
Shinagawa Refractories Co. Ltd. (b)	1,300	16,277
Security Description	Shares	Value
Shin-Etsu Chemical Co. Ltd.	8,500	$ 371,013
SMS Co. Ltd.	900	15,429
Socionext, Inc. (b)	700	18,973
SoftBank Corp. (b)	27,300	350,123
SoftBank Group Corp.	16,700	988,902
Sompo Holdings, Inc.	30,300	632,647
Sony Group Corp.	19,000	1,623,245
SRE Holdings Corp. (a) (b)	1,300	36,077
Starts Proceed Investment Corp. REIT (b)	7	9,768
Strike Co. Ltd.	600	19,148
Sumiseki Holdings, Inc.	1,300	12,524
Sumitomo Chemical Co. Ltd. (b)	61,100	132,539
Sumitomo Corp.	15,900	381,360
Sumitomo Electric Industries Ltd.	10,100	155,826
Sumitomo Mitsui Financial Group, Inc.	10,100	589,403
Sumitomo Mitsui Trust Holdings, Inc.	3,400	73,192
Suruga Bank Ltd.	1,700	9,885
T&D Holdings, Inc.	25,600	444,272
Takara Holdings, Inc. (b)	1,300	9,337
Takara Leben Real Estate Investment Corp. REIT	57	38,265
Takeda Pharmaceutical Co. Ltd.	1,700	47,211
Tama Home Co. Ltd.	3,300	97,684
TDK Corp.	4,100	200,252
TechMatrix Corp. (b)	2,800	33,597
Teijin Ltd.	15,900	143,982
Terumo Corp.	52,000	948,125
TKP Corp. (a) (b)	1,400	16,179
Toho Titanium Co. Ltd. (b)	1,600	16,545
Tokio Marine Holdings, Inc.	38,600	1,205,094
Tokushu Tokai Paper Co. Ltd.	2,400	62,956
Tokyo Electron Ltd.	5,100	1,322,977
Tokyu Corp. (b)	24,400	296,405
TOPPAN Holdings, Inc.	26,100	651,185
Toridoll Holdings Corp. (b)	700	19,088
Towa Corp. (b)	500	32,971
Toyo Gosei Co. Ltd. (b)	600	38,336
Toyo Tanso Co. Ltd.	400	21,197
Toyota Motor Corp.	126,400	3,178,687
Toyota Tsusho Corp.	15,800	1,078,423
Tri Chemical Laboratories, Inc. (b)	1,400	45,604
Tsuburaya Fields Holdings, Inc. (b)	900	10,383
UT Group Co. Ltd. (b)	1,300	30,279
ValueCommerce Co. Ltd. (b)	1,000	7,063
Vector, Inc.	3,600	27,830
Vision, Inc. (a)	2,400	19,394
Visional, Inc. (a)	200	12,792
WDB Holdings Co. Ltd.	7,000	106,241
WealthNavi, Inc. (a) (b)	1,300	14,207
Weathernews, Inc.	1,000	33,698
West Holdings Corp.	2,210	41,850

See accompanying notes to financial statements.
136

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
West Japan Railway Co.	3,400	$ 70,765
WingArc1st, Inc.	1,100	22,059
W-Scope Corp. (a) (b)	3,200	11,523
Yamada Holdings Co. Ltd. (b)	25,600	74,122
Yamaha Corp. (b)	24,400	524,775
YA-MAN Ltd. (b)	2,900	19,047
ZIGExN Co. Ltd.	4,400	17,444
Zuken, Inc.	400	11,695
		46,524,204
JERSEY — 0.0% (e)
Arcadium Lithium PLC (a)	3,885	16,744
Arcadium Lithium PLC CDI (a)	3,534	15,632
		32,376
KUWAIT — 0.0% (e)
Al Ahli Bank of Kuwait KSCP	40,691	33,600
Gulf Cables & Electrical Industries Group Co. KSCP	1,303	5,676
Jazeera Airways Co. KSCP	6,512	24,981
National Investments Co. KSCP	17,528	15,101
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	21,763	11,957
Warba Bank KSCP	49,833	30,133
		121,448
LUXEMBOURG — 0.0% (e)
ArcelorMittal SA	7,686	211,299
MACAU — 0.0% (e)
Sands China Ltd. (a)	38,800	109,314
MALAYSIA — 0.1%
Carlsberg Brewery Malaysia Bhd. Class B	20,100	78,056
CIMB Group Holdings Bhd.	53,044	73,408
CTOS Digital Bhd.	53,900	15,260
DRB-Hicom Bhd.	79,600	24,554
Fraser & Neave Holdings Bhd.	10,100	62,738
Frontken Corp. Bhd.	63,400	51,840
Greatech Technology Bhd. (a)	7,100	7,051
Hartalega Holdings Bhd. (a)	2,800	1,627
Heineken Malaysia Bhd.	9,100	44,644
Kossan Rubber Industries Bhd.	12,400	5,135
Malayan Banking Bhd.	28,004	57,097
Mega First Corp. Bhd.	41,200	37,779
Pentamaster Corp. Bhd.	18,950	17,777
Public Bank Bhd.	125,700	111,810
Supermax Corp. Bhd.	44,220	7,614
Tenaga Nasional Bhd.	20,400	48,446
Top Glove Corp. Bhd. (a)	37,300	6,305
		651,141
MEXICO — 0.3%
America Movil SAB de CV	513,212	481,047
Cemex SAB de CV (a)	237,466	209,582
Fomento Economico Mexicano SAB de CV	52,784	684,786
Security Description	Shares	Value
Grupo Financiero Banorte SAB de CV Class O	50,756	$ 538,562
Grupo Mexico SAB de CV Class B	80,643	476,093
Grupo Televisa SAB	44,842	28,003
Industrias Penoles SAB de CV (a)	2,362	33,390
TF Administradora Industrial S de Real de CV REIT	26,523	72,348
		2,523,811
NETHERLANDS — 1.4%
Adyen NV (a) (b) (c)	74	125,315
Akzo Nobel NV	4,346	324,709
Alfen NV (a) (b) (c)	1,025	55,350
Argenx SE (a)	526	207,974
ASML Holding NV	4,508	4,343,800
Fastned BV CVA (a) (b)	1,092	30,310
Heineken NV (b)	3,569	344,363
ING Groep NV	36,463	600,388
Koninklijke Ahold Delhaize NV (b)	19,719	590,339
Koninklijke KPN NV	3,130	11,716
Koninklijke Philips NV	17,674	355,150
Pharming Group NV (a) (b)	28,158	30,988
Pluxee NV (a) (b)	6,271	185,571
Redcare Pharmacy NV (a) (c)	216	35,377
Shell PLC	69,824	2,315,386
Universal Music Group NV (b)	21,274	640,569
Wolters Kluwer NV	2,814	441,280
		10,638,585
NEW ZEALAND — 0.0% (e)
Auckland International Airport Ltd.	11,924	59,555
Fisher & Paykel Healthcare Corp. Ltd.	5,524	84,752
Spark New Zealand Ltd.	17,728	50,528
		194,835
NORWAY — 0.2%
Aker Carbon Capture ASA (a)	6,243	3,338
Crayon Group Holding ASA (a) (c)	19,117	140,797
DNB Bank ASA	24,836	492,434
FLEX LNG Ltd.	3,412	84,918
Frontline PLC	2,261	51,353
Norsk Hydro ASA	68,740	376,376
Telenor ASA	20,371	226,739
		1,375,955
PERU — 0.0% (e)
Cia de Minas Buenaventura SAA ADR	528	8,385
PHILIPPINES — 0.0% (e)
PLDT, Inc. ADR	2,104	51,885
TaskUS, Inc. Class A (a)	1,031	12,011
		63,896

See accompanying notes to financial statements.
137

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
POLAND — 0.0% (e)
CCC SA (a)	453	$ 8,113
Jastrzebska Spolka Weglowa SA (a)	574	5,347
ORLEN SA	2,388	38,972
Powszechna Kasa Oszczednosci Bank Polski SA	8,259	122,899
Text SA	263	5,936
		181,267
PUERTO RICO — 0.0% (e)
Liberty Latin America Ltd. Class C (a)	1,333	9,318
RUSSIA — 0.0%
Gazprom PJSC (a) (d)	81,484	—
LUKOIL PJSC (d)	3,048	—
MMC Norilsk Nickel PJSC ADR (a) (d)	827	—
Mobile TeleSystems PJSC ADR (a) (d)	9,679	—
Sberbank of Russia PJSC (d)	79,092	—
Surgutneftegas PJSC Preference Shares ADR (a) (d)	492	—
Tatneft PJSC ADR (a) (d)	4,676	—
		—
SAUDI ARABIA — 0.4%
ACWA Power Co.	634	57,306
Al Jouf Agricultural Development Co.	4,319	62,876
Al Rajhi Bank	2,197	48,679
Al Rajhi Co. for Co-operative Insurance (a)	3,539	104,363
Alamar Foods	599	14,949
Aldrees Petroleum & Transport Services Co.	11,650	531,790
AlKhorayef Water & Power Technologies Co. (a)	2,561	158,419
Alujain Corp. (a)	355	3,810
Amlak International Finance Co.	59,149	220,794
Astra Industrial Group	483	24,443
Bank AlBilad	1,229	15,909
Bawan Co.	2,214	27,981
Catrion Catering Holding Co.	281	9,830
City Cement Co.	9,495	51,595
Eastern Province Cement Co.	1,084	10,217
Electrical Industries Co.	169,318	200,446
Etihad Etisalat Co.	2,305	32,327
Fawaz Abdulaziz Al Hokair & Co. (a)	648	2,910
Halwani Brothers Co. (a)	9,608	130,395
Herfy Food Services Co.	3,286	29,614
Jadwa REIT Saudi Fund	46,007	154,808
Leejam Sports Co. JSC	4,575	266,169
Maharah Human Resources Co.	29,120	55,825
Methanol Chemicals Co. (a)	6,158	27,387
Security Description	Shares	Value
Middle East Healthcare Co. (a)	597	$ 17,510
Mobile Telecommunications Co. Saudi Arabia	41,644	140,127
Najran Cement Co.	49,073	134,508
National Agriculture Development Co. (a)	8,628	68,095
National Co. for Learning & Education	353	13,102
National Gas & Industrialization Co.	767	17,813
National Medical Care Co.	635	31,661
Northern Region Cement Co.	14,713	39,190
Perfect Presentation For Commercial Services Co. (a)	1,113	9,852
Qassim Cement Co.	393	6,099
Riyad REIT Fund	20,869	44,014
Saudi Arabia Refineries Co.	1,578	36,815
Saudi Arabian Mining Co. (a)	6,876	92,584
Saudi Ceramic Co. (a)	7,256	65,876
Saudi Co. For Hardware CJSC (a)	4,768	47,991
Saudi Ground Services Co. (a)	644	8,723
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	2,004	19,957
Saudi Research & Media Group (a)	968	74,333
Saudi Steel Pipe Co. (a)	3,077	56,281
Saudia Dairy & Foodstuff Co.	465	47,982
Sinad Holding Co. (a)	13,598	48,366
Sustained Infrastructure Holding Co.	1,673	17,218
Yamama Cement Co.	10,323	92,619
		3,373,558
SINGAPORE — 0.4%
CapitaLand Ascott Trust REIT	10,535	7,377
CapitaLand Integrated Commercial Trust REIT	21,597	31,685
CapitaLand Investment Ltd.	204,784	406,655
DBS Group Holdings Ltd.	15,897	424,399
Grab Holdings Ltd. Class A (a)	5,261	16,519
Nanofilm Technologies International Ltd. (b)	4,300	2,278
Oversea-Chinese Banking Corp. Ltd.	32,100	320,857
Scilex Holding Co. (a)	1,311	2,084
Sea Ltd. ADR (a)	3,432	184,333
Singapore Exchange Ltd.	130,000	887,152
Singapore Telecommunications Ltd.	61,400	115,102
United Overseas Bank Ltd.	11,900	258,439
		2,656,880
SOUTH AFRICA — 0.3%
Anglo American PLC	15,257	376,178
Discovery Ltd.	73,878	470,627
FirstRand Ltd. (b)	73,197	238,614

See accompanying notes to financial statements.
138

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Gold Fields Ltd.	12,437	$ 199,596
Harmony Gold Mining Co. Ltd.	10,097	84,253
Impala Platinum Holdings Ltd. (b)	8,100	33,497
MTN Group Ltd. (b)	26,998	133,648
MultiChoice Group (a)	3,032	18,189
Naspers Ltd. Class N	1,554	275,537
Nedbank Group Ltd. (b)	2,829	34,162
Old Mutual Ltd. (b)	16,611	10,398
Sanlam Ltd. (b)	67,723	248,164
Sasol Ltd. (b)	5,234	40,462
Standard Bank Group Ltd.	17,451	170,711
		2,334,036
SOUTH KOREA — 1.4%
ABLBio, Inc. (a)	1,927	35,856
Advanced Nano Products Co. Ltd.	444	43,633
AfreecaTV Co. Ltd.	169	15,453
Ahnlab, Inc.	601	29,821
Alteogen, Inc. (a)	643	99,107
Ananti, Inc. (a)	1,433	6,834
Asiana Airlines, Inc. (a)	830	6,856
BH Co. Ltd.	3,479	43,725
Bioneer Corp. (a)	779	17,504
CANARIABIO, Inc.	970	716
Cellivery Therapeutics, Inc. (a) (d)	2,627	9,776
Celltrion Pharm, Inc. (a)	109	8,396
Celltrion, Inc.	805	109,905
Chunbo Co. Ltd. (a)	47	3,065
Connectwave Co. Ltd. (a)	2,004	20,766
Cosmax, Inc.	89	8,026
CosmoAM&T Co. Ltd. (a)	97	11,694
Cosmochemical Co. Ltd. (a)	634	17,684
Creative & Innovative System (a)	1,922	18,788
CS Wind Corp.	111	4,287
Curexo, Inc. (a)	416	4,270
Daejoo Electronic Materials Co. Ltd. (a)	75	5,220
Dear U Co. Ltd. (a)	733	16,498
Delivery Hero SE (a) (c)	43	1,231
Dentium Co. Ltd.	108	10,814
Devsisters Co. Ltd. (a)	815	29,452
DI Dong Il Corp.	121	2,409
Dongwha Enterprise Co. Ltd. (a)	375	16,100
Dongwon Systems Corp.	127	4,189
Doosan Fuel Cell Co. Ltd. (a)	515	7,880
Doosan Tesna, Inc. (a)	40	1,498
Duk San Neolux Co. Ltd. (a)	2,530	71,413
Ecopro BM Co. Ltd. (a)	357	73,588
Ecopro Co. Ltd. (a)	199	97,264
Ecopro HN Co. Ltd.	342	21,060
Ecopro Materials Co. Ltd. (a)	45	4,466
E-MART, Inc. (a)	113	5,733
EMRO, Inc.	566	27,832
Security Description	Shares	Value
EM-Tech Co. Ltd.	302	$ 6,988
Enchem Co. Ltd. (a)	141	24,770
Eo Technics Co. Ltd.	127	18,103
Eugene Technology Co. Ltd.	586	18,543
Foosung Co. Ltd. (a)	663	3,930
Gaonchips Co. Ltd. (a)	127	11,603
GC Cell Corp.	1,824	56,363
GemVax & Kael Co. Ltd. (a)	2,226	19,445
Han Kuk Carbon Co. Ltd.	970	7,746
Hana Financial Group, Inc.	1,295	56,658
Hana Micron, Inc.	367	7,892
Hana Technology Co. Ltd. (a)	122	5,365
Hanall Biopharma Co. Ltd. (a)	726	20,519
Hancom, Inc.	1,251	20,025
Hanmi Semiconductor Co. Ltd.	259	25,780
HD Hyundai Electric Co. Ltd.	338	44,866
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	264	23,571
Hite Jinro Co. Ltd.	891	13,568
HLB Life Science Co. Ltd. (a)	607	9,649
HLB, Inc. (a)	697	56,795
HPSP Co. Ltd.	492	19,552
HYBE Co. Ltd.	237	40,314
Hyosung Heavy Industries Corp.	73	15,047
Hyundai Bioscience Co. Ltd. (a)	460	7,176
Hyundai Mobis Co. Ltd.	967	187,833
Hyundai Motor Co.	2,086	367,229
Hyundai Steel Co.	578	13,653
Hyundai Wia Corp. (a)	137	5,790
Iljin Hysolus Co. Ltd. (a)	2,157	40,136
Intellian Technologies, Inc.	394	17,297
ISC Co. Ltd.	243	17,942
ISU Specialty Chemical (a)	56	15,141
IsuPetasys Co. Ltd.	951	31,718
Jeju Semiconductor Corp. (a)	1,042	22,136
Jusung Engineering Co. Ltd.	1,042	28,754
JW Pharmaceutical Corp.	4,907	121,012
JYP Entertainment Corp.	136	7,173
Kakao Corp.	287	11,597
Kangwon Energy Co. Ltd. (a)	956	14,238
KB Financial Group, Inc.	5,099	266,265
KG Dongbusteel	608	3,170
KG Mobility Co. (a)	16,836	82,664
Kia Corp.	1,009	83,943
KMW Co. Ltd. (a)	230	2,879
Koh Young Technology, Inc.	369	5,328
Kolmar BNH Co. Ltd.	1,261	13,985
KoMiCo Ltd.	159	8,740
Korea Electric Power Corp. ADR	4,093	34,095
Korea Electric Terminal Co. Ltd.	443	20,402
KT&G Corp.	1,480	103,009
Kum Yang Co. Ltd. (a)	661	55,531
Kyung Dong Navien Co. Ltd.	570	22,567
L&C Bio Co. Ltd.	2,312	40,358
L&F Co. Ltd. (a)	126	16,491

See accompanying notes to financial statements.
139

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Lake Materials Co. Ltd. (a)	2,551	$ 48,225
LegoChem Biosciences, Inc. (a)	152	8,366
LG Chem Ltd.	470	153,612
LG Chem Ltd. Preference Shares	1,927	429,415
LG Electronics, Inc.	430	30,919
LG H&H Co. Ltd.	250	71,773
Lotte Chemical Corp.	24	2,139
Lotte Tour Development Co. Ltd. (a)	1,061	7,684
Lunit, Inc. (a)	394	17,179
Medytox, Inc.	57	6,245
MNTech Co. Ltd. (a)	920	12,554
Myoung Shin Industrial Co. Ltd.	740	8,591
Naturecell Co. Ltd. (a)	3,744	27,366
NAVER Corp.	2,761	383,720
Neowiz	286	4,706
Nexon Games Co. Ltd. (a)	2,295	23,645
NEXTIN, Inc.	608	31,569
NICE Information Service Co. Ltd.	3,206	24,338
NKMax Co. Ltd. (a)	6,826	10,242
OCI Co. Ltd.	21	1,340
Oscotec, Inc. (a)	997	20,847
Park Systems Corp.	155	17,477
People & Technology, Inc. (a)	521	16,351
Peptron, Inc.	279	5,875
PharmaResearch Co. Ltd.	139	10,242
Posco DX Co. Ltd.	607	21,890
POSCO Future M Co. Ltd.	193	43,367
POSCO Holdings, Inc. ADR	7,481	586,660
Posco International Corp.	79	3,122
Posco M-Tech Co. Ltd. (a)	789	13,480
Protec Co. Ltd.	359	13,733
Rainbow Robotics (a)	148	20,382
S&S Tech Corp.	326	10,897
Sam Chun Dang Pharm Co. Ltd. (a)	1,607	164,013
Sam-A Aluminum Co. Ltd.	50	3,176
Sambu Engineering & Construction Co. Ltd. (a)	4,520	6,715
Samsung C&T Corp.	440	52,326
Samsung Electronics Co. Ltd. GDR	2,024	3,009,688
Samsung Electronics Co. Ltd. Preference Shares	7,822	390,446
Samsung Engineering Co. Ltd. (a)	965	18,064
Samsung Fire & Marine Insurance Co. Ltd.	240	55,086
Samsung Heavy Industries Co. Ltd. (a)	3,126	20,016
Samsung SDI Co. Ltd.	106	37,597
Samsung Securities Co. Ltd.	752	22,735
Seegene, Inc.	396	7,236
Seoyon E-Hwa Co. Ltd.	1,617	22,389
SFA Semicon Co. Ltd. (a)	2,403	10,817
Security Description	Shares	Value
Shin Poong Pharmaceutical Co. Ltd. (a)	1,107	$ 13,009
Shinhan Financial Group Co. Ltd.	5,059	177,370
Shinsung Delta Tech Co. Ltd.	468	37,753
Shinsung E&G Co. Ltd. (a)	11,109	18,278
SK Chemicals Co. Ltd.	115	5,399
SK Hynix, Inc.	7,674	1,015,790
SK Innovation Co. Ltd. (a)	282	24,801
SK oceanplant Co. Ltd. (a)	1,854	18,220
SK, Inc.	276	37,436
Solus Advanced Materials Co. Ltd.	636	8,282
Soulbrain Co. Ltd.	26	5,649
SPG Co. Ltd.	468	10,133
STCUBE (a)	178	841
Sungwoo Hitech Co. Ltd.	1,561	10,981
Synopex, Inc. (a)	3,597	24,741
Taihan Electric Wire Co. Ltd. (a)	568	4,325
TCC Steel	303	13,639
Tokai Carbon Korea Co. Ltd.	87	7,503
Top Material Co. Ltd.	170	8,776
TSE Co. Ltd. (a)	223	10,369
UTI, Inc. (a)	338	8,310
Value Added Technology Co. Ltd.	441	10,007
Vaxcell-Bio Therapeutics Co. Ltd. (a)	1,497	22,851
VT Co. Ltd. (a)	2,259	29,415
Webzen, Inc.	309	3,787
Wemade Co. Ltd. (a)	968	43,574
Won Tech Co. Ltd.	82	592
Wysiwyg Studios Co. Ltd. (a)	4,001	7,370
Youlchon Chemical Co. Ltd.	423	11,798
Yunsung F&C Co. Ltd.	138	8,590
		10,615,997
SPAIN — 0.7%
Acciona SA (b)	5,079	619,018
Acerinox SA	20,002	219,586
ACS Actividades de Construccion y Servicios SA (b)	22,577	945,579
Amadeus IT Group SA	6,683	429,017
Banco Bilbao Vizcaya Argentaria SA	59,557	710,110
Banco Santander SA	142,770	697,177
Distribuidora Internacional de Alimentacion SA (a) (b)	777,106	10,575
Grenergy Renovables SA (a) (b)	244	6,414
Iberdrola SA	69,775	866,229
Industria de Diseno Textil SA	13,257	668,200
Repsol SA	11,448	190,898
Telefonica SA	56,028	247,426
		5,610,229
SWEDEN — 0.8%
Alleima AB	3,904	26,339

See accompanying notes to financial statements.
140

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Assa Abloy AB Class B	22,581	$ 648,544
Atlas Copco AB Class B	72,985	1,079,492
Boozt AB (a) (c)	6,421	84,372
Camurus AB (a)	2,616	124,163
Epiroc AB Class B	21,017	356,357
Evolution AB (c)	3,630	451,722
Fortnox AB	9,254	57,934
Industrivarden AB Class A	282	9,708
MIPS AB	2,339	76,781
Sandvik AB	19,496	433,403
Securitas AB Class B (b)	47,393	489,106
Sedana Medical AB (a)	20	30
Skandinaviska Enskilda Banken AB Class A (b)	46,071	624,543
Skanska AB Class B (b)	19,943	355,306
SKF AB Class B (b)	14,187	289,907
Stillfront Group AB (a)	19,517	17,391
Svenska Handelsbanken AB Class A (b)	18,642	188,728
Tele2 AB Class B	13,941	114,604
Telefonaktiebolaget LM Ericsson Class B (b)	37,259	200,850
Telia Co. AB	32,062	82,249
Volvo AB Class A (b)	24,666	680,053
Xvivo Perfusion AB (a)	580	14,917
		6,406,499
SWITZERLAND — 1.5%
ABB Ltd.	27,722	1,289,302
Accelleron Industries AG	1,366	51,231
Adecco Group AG	5,394	213,556
Alcon, Inc.	3,647	302,628
Basilea Pharmaceutica AG (a)	697	29,135
Cie Financiere Richemont SA Class A	7,495	1,144,180
DSM-Firmenich AG	5,787	658,746
Geberit AG	2,081	1,231,457
Givaudan SA	260	1,159,276
Gurit Holding AG Class BR (a)	197	14,523
Kuehne & Nagel International AG	2,503	697,516
Meyer Burger Technology AG (a) (b)	22,051	612
Novartis AG	17,867	1,733,141
Sandoz Group AG (a)	3,576	108,030
Sensirion Holding AG (a) (b) (c)	345	25,548
SGS SA (a) (b)	6,475	629,025
Swatch Group AG Bearer Shares (b)	786	182,734
UBS Group AG	44,141	1,359,466
Vetropack Holding AG	87	3,144
Zurich Insurance Group AG	1,290	696,488
		11,529,738
TAIWAN — 1.9%
Ability Opto-Electronics Technology Co. Ltd.	2,000	13,936
Security Description	Shares	Value
Actron Technology Corp.	3,246	$ 18,105
Adimmune Corp. (a)	16,000	13,249
Advanced Energy Solution Holding Co. Ltd.	1,000	21,654
Advanced Wireless Semiconductor Co. (a)	3,000	13,405
AIC, Inc.	2,000	23,529
Alchip Technologies Ltd.	3,000	296,686
Allied Supreme Corp.	1,000	13,514
Amazing Microelectronic Corp.	8,322	26,914
Andes Technology Corp.	4,000	53,057
AP Memory Technology Corp.	4,000	48,495
AUO Corp. ADR	44,914	256,010
AURAS Technology Co. Ltd.	2,000	41,183
Bank of Kaohsiung Co. Ltd. (a)	612,462	227,734
Bizlink Holding, Inc.	1,034	8,303
Career Technology MFG. Co. Ltd.	13,464	8,540
Century Iron & Steel Industrial Co. Ltd.	4,000	27,622
Chailease Holding Co. Ltd.	4,080	21,864
Channel Well Technology Co. Ltd.	26,000	64,587
Charoen Pokphand Enterprise	5,500	18,904
Chief Telecom, Inc.	3,300	39,132
China General Plastics Corp.	42,000	23,754
China Motor Corp.	11,000	44,683
Chun Yuan Steel Industry Co. Ltd.	20,000	11,999
Chung Hwa Pulp Corp.	23,000	16,817
Chunghwa Telecom Co. Ltd. ADR	18,039	706,046
Co-Tech Development Corp.	12,000	21,860
CTBC Financial Holding Co. Ltd.	179,000	181,218
CyberPower Systems, Inc.	2,000	14,905
Darfon Electronics Corp.	8,000	15,573
Dynamic Holding Co. Ltd.	7,000	15,180
E Ink Holdings, Inc.	4,000	28,372
EirGenix, Inc. (a)	16,000	43,995
Elite Material Co. Ltd.	1,000	12,592
Elite Semiconductor Microelectronics Technology, Inc.	11,000	30,075
Episil Technologies, Inc.	17,090	32,414
Episil-Precision, Inc.	2,017	3,737
Etron Technology, Inc.	10,000	15,904
Ever Supreme Bio Technology Co. Ltd.	7,147	48,572
Evergreen Marine Corp. Taiwan Ltd.	1,600	8,799
Everlight Chemical Industrial Corp.	114,000	70,174
Faraday Technology Corp.	12,463	130,263
Fitipower Integrated Technology, Inc.	10,629	89,672
FocalTech Systems Co. Ltd.	28,000	82,766

See accompanying notes to financial statements.
141

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Formosa Chemicals & Fibre Corp.	11,000	$ 18,801
Formosa Plastics Corp.	14,000	29,790
Fortune Electric Co. Ltd.	1,000	20,935
Fositek Corp.	2,000	48,432
Fulgent Sun International Holding Co. Ltd.	5,000	19,139
Genius Electronic Optical Co. Ltd.	1,079	17,161
Global PMX Co. Ltd.	1,000	3,343
Global Unichip Corp.	1,000	38,121
Globalwafers Co. Ltd.	1,000	17,342
Gold Circuit Electronics Ltd.	41,800	319,343
Grand Process Technology Corp.	1,000	26,653
Gudeng Precision Industrial Co. Ltd.	1,049	14,176
Hon Hai Precision Industry Co. Ltd. GDR	105,031	1,000,945
International Games System Co. Ltd.	8,000	281,219
ITE Technology, Inc.	1,000	5,515
Jentech Precision Industrial Co. Ltd.	3,299	93,083
Johnson Health Tech Co. Ltd.	9,000	20,220
Kaori Heat Treatment Co. Ltd.	2,000	23,685
Kenmec Mechanical Engineering Co. Ltd.	3,000	7,921
Kinsus Interconnect Technology Corp.	8,000	24,722
KMC Kuei Meng International, Inc.	7,000	30,950
Kung Long Batteries Industrial Co. Ltd.	15,000	65,618
L&K Engineering Co. Ltd.	4,099	28,946
LandMark Optoelectronics Corp.	4,000	16,686
Lotus Pharmaceutical Co. Ltd.	3,000	28,684
LuxNet Corp.	7,000	26,685
MediaTek, Inc.	5,000	181,230
Medigen Vaccine Biologics Corp. (a)	21,303	34,747
Microbio Co. Ltd.	5,275	7,343
MPI Corp.	1,000	9,515
Nan Pao Resins Chemical Co. Ltd.	1,000	9,796
Nan Ya Plastics Corp.	16,000	27,547
Nuvoton Technology Corp.	17,000	65,868
O-Bank Co. Ltd.	19,000	5,895
OBI Pharma, Inc. (a)	37,000	72,605
Oneness Biotech Co. Ltd.	1,137	6,182
Orient Semiconductor Electronics Ltd.	21,000	42,914
Oriental Union Chemical Corp.	18,000	10,124
Pan Jit International, Inc.	24,500	43,942
Pegavision Corp.	1,085	15,392
Pharmally International Holding Co. Ltd. (a) (d)	1,282	—
Security Description	Shares	Value
Phihong Technology Co. Ltd. (a)	16,679	$ 27,622
Polaris Group (a)	8,000	18,023
Quang Viet Enterprise Co. Ltd.	10,000	34,527
Quanta Computer, Inc.	8,000	69,992
RichWave Technology Corp. (a)	17,042	108,897
San Fu Chemical Co. Ltd.	16,000	80,241
Sanyang Motor Co. Ltd.	40,000	95,740
SDI Corp.	8,000	23,997
Sensortek Technology Corp.	1,000	12,655
Shihlin Paper Corp. (a)	49,000	86,506
Shinfox Energy Co. Ltd.	26,000	116,987
Shiny Chemical Industrial Co. Ltd.	1,000	5,999
Sincere Navigation Corp.	82,000	62,262
Speed Tech Corp.	40,000	75,742
Sporton International, Inc.	11,760	94,621
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	8,218
Sunplus Technology Co. Ltd.	3,000	2,620
T3EX Global Holdings Corp.	1,000	3,018
Ta Ya Electric Wire & Cable	4,000	5,524
TaiDoc Technology Corp.	1,000	4,874
Taigen Biopharmaceuticals Holdings Ltd. (a)	84,000	40,552
TaiMed Biologics, Inc. (a)	8,505	23,492
Taiwan Cogeneration Corp.	18,056	26,855
Taiwan Mask Corp.	22,000	46,745
Taiwan Semiconductor Co. Ltd.	40,000	93,990
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	46,058	6,266,191
Taiwan Surface Mounting Technology Corp.	3,000	9,890
Taiwan Union Technology Corp.	6,000	34,309
TCI Co. Ltd.	459	2,230
Thinking Electronic Industrial Co. Ltd.	1,000	5,187
Topkey Corp.	4,000	24,247
TSEC Corp.	26,270	24,379
Tung Thih Electronic Co. Ltd.	3,000	11,296
Unimicron Technology Corp.	2,000	11,874
Union Bank of Taiwan	42,000	19,751
United Integrated Services Co. Ltd.	7,000	84,975
United Microelectronics Corp. ADR (b)	70,527	570,563
United Renewable Energy Co. Ltd.	681,879	242,893
Universal Vision Biotechnology Co. Ltd.	4,452	37,977
VIA Labs, Inc.	1,000	6,749
Via Technologies, Inc.	2,000	7,874
Visual Photonics Epitaxy Co. Ltd.	2,000	10,499
Vivotek, Inc.	8,000	36,996
Voltronic Power Technology Corp.	1,000	51,557
Wafer Works Corp.	13,229	16,038

See accompanying notes to financial statements.
142

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Waffer Technology Corp.	13,000	$ 41,839
Win Semiconductors Corp.	2,000	9,093
Wistron Corp.	4,000	15,061
XinTec, Inc.	15,000	57,884
Xxentria Technology Materials Corp.	15,000	34,496
Yageo Corp.	318	5,902
Yulon Motor Co. Ltd.	16,896	36,006
ZillTek Technology Corp.	1,000	13,342
Zyxel Group Corp.	15,000	22,498
		14,548,303
THAILAND — 0.2%
Aurora Design PCL	94,800	35,854
B Grimm Power PCL	73,600	55,975
Bangkok Airways PCL	19,600	8,434
Bangkok Aviation Fuel Services PCL	26,400	16,858
Banpu Power PCL	95,000	38,273
BCPG PCL	171,400	31,708
Beyond Securities PCL (a)	67,500	6,771
Carabao Group PCL	22,900	39,853
CK Power PCL	436,200	49,493
CP ALL PCL NVDR	50,800	75,878
Delta Electronics Thailand PCL	35,100	69,503
Dhipaya Group Holdings PCL	2,900	2,504
Ditto Thailand PCL	75,060	47,726
Dynasty Ceramic PCL	1,934,100	100,184
Eastern Polymer Group PCL	207,500	38,955
Energy Absolute PCL	22,905	21,500
Erawan Group PCL	282,800	36,428
Forth Corp. PCL	7,700	3,461
Global Power Synergy PCL	23,400	33,669
Gunkul Engineering PCL	518,800	39,243
Hana Microelectronics PCL	20,600	22,301
Ichitan Group PCL	131,000	59,957
Jasmine International PCL	268,400	17,066
KCE Electronics PCL	10,200	10,972
Muangthai Capital PCL	8,800	11,215
Nex Point Parts PCL (a)	133,200	34,680
Osotspa PCL	48,200	27,213
Plan B Media PCL	236,000	55,948
Prima Marine PCL	154,000	32,288
PSG Corp. PCL (a)	1,372,800	24,832
PTT PCL	131,000	120,274
R&B Food Supply PCL	67,400	20,873
Ratchthani Leasing PCL	292,380	17,949
Regional Container Lines PCL	32,400	16,250
RS PCL	216,960	76,705
Sappe PCL	30,400	75,193
SCB X PCL NVDR	9,400	29,369
SISB PCL	37,500	42,138
SPCG PCL	42,500	13,279
Srinanaporn Marketing PCL	82,600	38,937
Star Petroleum Refining PCL (a)	34,400	8,297
Thaicom PCL	75,200	28,854
TOA Paint Thailand PCL	4,400	2,460
Security Description	Shares	Value
TQM Alpha PCL NVDR	47,800	$ 35,043
VGI PCL	182,100	8,335
		1,582,698
TURKEY — 0.1%
Akbank TAS	61,666	89,167
Akcansa Cimento AS (a)	2,235	10,052
Bosch Fren Sistemleri Sanayi ve Ticaret AS	12	385
Cimsa Cimento Sanayi VE Ticaret AS	7,238	7,065
CW Enerji Muhendislik Ticaret VE Sanayi AS (a)	89	723
Eldorado Gold Corp. (a) (b)	5,134	72,235
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	20,639	6,169
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	1,912	8,723
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	4,646	2,092
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS (a)	4,175	7,666
Konya Cimento Sanayii AS (a)	1	303
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	12,129	17,988
MIA Teknoloji AS (a)	5,895	11,325
Migros Ticaret AS	9,849	124,285
Nuh Cimento Sanayi AS	9,914	89,788
Peker Gayrimenkul Yatirim Ortakligi AS REIT (a)	30,560	11,883
Politeknik Metal Sanayi ve Ticaret AS	26	16,539
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	306	336
SDT Uzay VE Savunma Teknolojileri AS	689	6,426
Turkiye Is Bankasi AS Class C	252,867	87,775
Vestel Elektronik Sanayi ve Ticaret AS (a)	13,752	36,131
YEO Teknoloji Enerji VE Endustri AS (a)	2,237	13,898
		620,954
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	18,084	41,366
Abu Dhabi Islamic Bank PJSC	8,887	26,427
Agthia Group PJSC	6,886	11,007
Ajman Bank PJSC (a)	420,740	213,108
Al Waha Capital PJSC (a)	42,498	19,790
AL Yah Satellite Communications Co-PJSC-Yah Sat	23,722	14,212
Amanat Holdings PJSC	489,530	143,972
Aramex PJSC	74,499	49,704
Dana Gas PJSC	223,242	39,393
Deyaar Development PJSC (a)	87,270	19,226

See accompanying notes to financial statements.
143

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Emirates Telecommunications Group Co. PJSC	2,619	$ 13,066
First Abu Dhabi Bank PJSC	9,189	33,531
Gulf Navigation Holding PJSC (a)	26,771	44,616
Multiply Group PJSC (a)	15,333	9,353
National Central Cooling Co. PJSC	62,217	54,894
Network International Holdings PLC (a) (c)	4,319	21,453
RAK Properties PJSC	15,736	5,614
Ras Al Khaimah Ceramics	2,847	2,117
Sharjah Islamic Bank	92,461	56,148
Taaleem Holdings PJSC	75,067	75,635
		894,632
UNITED KINGDOM — 2.8%
3i Group PLC	37,181	1,319,356
abrdn PLC	100,796	179,663
Alphawave IP Group PLC (a)	3,129	6,917
Anglogold Ashanti PLC	5,243	117,033
AO World PLC (a)	21,272	27,087
Aston Martin Lagonda Global Holdings PLC (a) (b) (c)	5,014	10,761
AstraZeneca PLC	11,380	1,535,046
AstraZeneca PLC ADR	10,180	689,695
BAE Systems PLC	61,101	1,041,623
Barclays PLC	166,976	386,428
boohoo Group PLC (a) (b)	5,651	2,567
BP PLC	149,298	934,894
British American Tobacco PLC	11,327	344,271
British Land Co. PLC REIT	8,126	40,568
BT Group PLC (b)	83,901	116,216
Burberry Group PLC	3,413	52,298
Capita PLC (a)	15,811	2,636
Central Asia Metals PLC	37,839	94,453
Ceres Power Holdings PLC (a) (b)	8,878	15,970
CK Hutchison Holdings Ltd.	78,420	378,751
Compass Group PLC	29,765	873,463
Craneware PLC	165	4,586
Diageo PLC	18,642	688,941
Eurasia Mining PLC (a)	1,119	21
Flutter Entertainment PLC (a)	99	19,747
Greatland Gold PLC (a) (b)	77,073	6,037
Hammerson PLC REIT	32,885	12,371
HSBC Holdings PLC	178,931	1,399,154
Imperial Brands PLC	6,441	144,018
Indivior PLC (a)	1,207	25,829
InterContinental Hotels Group PLC	11,549	1,202,448
ITM Power PLC (a) (b)	11,597	7,870
J Sainsbury PLC	50,496	172,486
Land Securities Group PLC REIT	6,596	54,844
Learning Technologies Group PLC	32,158	34,693
Security Description	Shares	Value
Lloyds Banking Group PLC	593,727	$ 388,213
M&G PLC	30,073	83,767
Marks & Spencer Group PLC	18,460	61,820
National Grid PLC	14,189	191,073
Next PLC	4,975	580,201
Pearson PLC	6,961	91,628
Quilter PLC (c)	25,348	34,294
Reckitt Benckiser Group PLC	5,498	313,374
RELX PLC (f)	12,086	522,764
RELX PLC (f)	35,703	1,548,153
Rolls-Royce Holdings PLC (a)	97,022	522,976
Sage Group PLC	9,729	155,532
Serica Energy PLC	2,023	4,817
Severn Trent PLC	17,094	533,372
Smith & Nephew PLC	31,088	389,420
Smiths Group PLC	23,877	495,119
Soho House & Co., Inc. (a) (b)	3,527	19,998
SSE PLC	10,393	216,628
Standard Chartered PLC	33,437	283,595
Team17 Group PLC (a)	3,872	11,495
TechnipFMC PLC	7,846	197,013
Tesco PLC	63,941	239,574
Unilever PLC (f)	24,006	1,205,593
Unilever PLC (f)	2	101
United Utilities Group PLC	30,488	396,309
Virgin Money U.K. PLC CDI	956	2,563
Vodafone Group PLC	226,724	201,804
Warehouse Reit PLC (b)	39,115	40,814
Whitbread PLC	21,555	902,381
WPP PLC	23,619	224,849
		21,801,981
UNITED STATES — 63.9%
10X Genomics, Inc. Class A (a)	1,350	50,665
1-800-Flowers.com, Inc. Class A (a)	320	3,466
23andMe Holding Co. Class A (a) (b)	21,529	11,453
3D Systems Corp. (a)	9,228	40,972
3M Co.	6,685	709,078
4D Molecular Therapeutics, Inc. (a)	1,117	35,588
89bio, Inc. (a)	1,068	12,432
A10 Networks, Inc.	798	10,925
AAON, Inc.	660	58,146
Abbott Laboratories	26,016	2,956,979
AbbVie, Inc.	18,141	3,303,476
Abercrombie & Fitch Co. Class A (a)	217	27,197
Accel Entertainment, Inc. (a)	11,407	134,489
Accenture PLC Class A	6,614	2,292,479
Accolade, Inc. (a)	3,791	39,730
ACM Research, Inc. Class A (a)	2,352	68,537
ACV Auctions, Inc. Class A (a)	1,544	28,906
Adaptive Biotechnologies Corp. (a)	4,474	14,362
Addus HomeCare Corp. (a)	100	10,334

See accompanying notes to financial statements.
144

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Adient PLC (a)	953	$ 31,373
ADMA Biologics, Inc. (a)	9,625	63,525
Adobe, Inc. (a)	5,660	2,856,036
Advanced Micro Devices, Inc. (a)	14,271	2,575,773
Aehr Test Systems (a) (b)	1,298	16,095
AES Corp.	3,978	71,326
Affiliated Managers Group, Inc.	200	33,494
Affirm Holdings, Inc. (a)	2,684	100,006
Aflac, Inc.	19,498	1,674,098
Agilent Technologies, Inc.	13,135	1,911,274
agilon health, Inc. (a) (b)	450	2,745
Agilysys, Inc. (a)	1,133	95,467
AGNC Investment Corp. REIT (b)	6,263	62,004
Air Products & Chemicals, Inc.	2,136	517,489
Airbnb, Inc. Class A (a)	2,749	453,475
Akero Therapeutics, Inc. (a)	3,088	78,003
Albemarle Corp.	789	103,943
Alcoa Corp.	359	12,131
Alector, Inc. (a)	230	1,385
Alexander & Baldwin, Inc. REIT	2,900	47,763
Align Technology, Inc. (a)	258	84,603
Alignment Healthcare, Inc. (a)	1,335	6,622
Alkami Technology, Inc. (a)	1,290	31,695
Allegion PLC	2,253	303,502
Allient, Inc.	500	17,840
Allstate Corp.	6,874	1,189,271
Ally Financial, Inc.	3,455	140,238
Alnylam Pharmaceuticals, Inc. (a)	258	38,558
Alpha & Omega Semiconductor Ltd. (a)	359	7,912
Alpha Metallurgical Resources, Inc.	165	54,643
Alphabet, Inc. Class A (a)	53,446	8,066,605
Alphabet, Inc. Class C (a)	54,253	8,260,562
Alphatec Holdings, Inc. (a)	1,392	19,196
Alta Equipment Group, Inc.	1,215	15,734
Altice USA, Inc. Class A (a)	851	2,221
Altria Group, Inc.	13,669	596,242
Altus Power, Inc. (a)	8,388	40,095
A-Mark Precious Metals, Inc. (b)	417	12,798
Amazon.com, Inc. (a)	87,700	15,819,326
AMC Entertainment Holdings, Inc. Class A (a)	2,175	8,091
Amcor PLC CDI	19,743	185,992
Ameresco, Inc. Class A (a)	200	4,826
American Electric Power Co., Inc.	13,669	1,176,901
American Express Co.	10,570	2,406,683
American Tower Corp. REIT	6,814	1,346,378
America's Car-Mart, Inc. (a)	500	31,935
Amgen, Inc.	6,124	1,741,176
Amplitude, Inc. Class A (a)	3,270	35,578
Analog Devices, Inc.	6,550	1,295,524
Security Description	Shares	Value
Annaly Capital Management, Inc. REIT	3,170	$ 62,417
Antero Resources Corp. (a)	617	17,893
Anywhere Real Estate, Inc. (a)	3,110	19,220
Aon PLC Class A	1,719	573,665
APA Corp.	3,025	103,999
Apartment Investment & Management Co. Class A, REIT (a)	15,868	129,959
Apellis Pharmaceuticals, Inc. (a)	325	19,104
Appfolio, Inc. Class A (a)	101	24,921
Appian Corp. Class A (a)	256	10,227
Apple, Inc.	142,449	24,427,155
Applied Digital Corp. (a) (b)	5,915	25,316
Applied Materials, Inc.	13,003	2,681,609
AppLovin Corp. Class A (a)	1,727	119,543
Aptiv PLC (a)	100	7,965
Arbor Realty Trust, Inc. REIT (b)	6,701	88,788
Archer Aviation, Inc. Class A (a) (b)	4,730	21,853
Archer-Daniels-Midland Co.	12,629	793,227
Arcturus Therapeutics Holdings, Inc. (a)	1,193	40,288
Arcus Biosciences, Inc. (a)	3,899	73,613
Ardelyx, Inc. (a)	3,000	21,900
ARES Commercial Real Estate Corp. REIT (b)	28,564	212,802
Arista Networks, Inc. (a)	1,502	435,550
Arlo Technologies, Inc. (a)	1,285	16,255
Armada Hoffler Properties, Inc. REIT	14,273	148,439
ARMOUR Residential REIT, Inc. (b)	1,093	21,609
Array Technologies, Inc. (a)	2,904	43,299
Arrowhead Pharmaceuticals, Inc. (a)	4,087	116,888
Arvinas, Inc. (a) (b)	1,208	49,866
Asana, Inc. Class A (a)	2,773	42,954
Aspen Aerogels, Inc. (a)	1,965	34,584
Astrana Health, Inc. (a)	87	3,653
Astronics Corp. (a)	660	12,566
AT&T, Inc.	78,958	1,389,661
Atkore, Inc.	300	57,108
Atlanticus Holdings Corp. (a)	2,865	84,775
Atlassian Corp. Class A (a)	984	191,988
Atmus Filtration Technologies, Inc. (a)	2,321	74,852
Aurora Innovation, Inc. (a) (b)	12,683	35,766
Autodesk, Inc. (a)	258	67,188
Automatic Data Processing, Inc.	6,499	1,623,060
Avanos Medical, Inc. (a)	871	17,342
AvePoint, Inc. (a)	6,966	55,171
Avidity Biosciences, Inc. (a)	1,619	41,317
AvidXchange Holdings, Inc. (a)	4,584	60,280
Avis Budget Group, Inc.	100	12,246
Axcelis Technologies, Inc. (a)	325	36,244
Axon Enterprise, Inc. (a)	825	258,126

See accompanying notes to financial statements.
145

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Axonics, Inc. (a)	3,124	$ 215,462
Axos Financial, Inc. (a)	317	17,131
Axsome Therapeutics, Inc. (a)	274	21,865
AZEK Co., Inc. (a)	3,134	157,389
Baker Hughes Co.	5,499	184,216
Bancorp, Inc. (a)	4,702	157,329
Bank of America Corp.	94,212	3,572,519
Bank of New York Mellon Corp.	20,728	1,194,347
Bath & Body Works, Inc.	1,995	99,790
Baxter International, Inc.	13,242	565,963
Beam Therapeutics, Inc. (a)	274	9,053
Beazer Homes USA, Inc. (a)	2,160	70,848
Becton Dickinson & Co.	6,035	1,493,361
BellRing Brands, Inc. (a)	319	18,831
Berkshire Hathaway, Inc. Class B (a)	12,938	5,440,688
Beyond Meat, Inc. (a) (b)	3,858	31,944
Beyond, Inc. (a)	1,278	45,893
BigCommerce Holdings, Inc. (a)	3,153	21,724
Bill Holdings, Inc. (a)	753	51,746
BioCryst Pharmaceuticals, Inc. (a)	6,728	34,178
Biogen, Inc. (a)	3,590	774,112
Biohaven Ltd. (a)	584	31,939
BioLife Solutions, Inc. (a)	2,034	37,731
BJ's Restaurants, Inc. (a)	1,093	39,545
BlackRock, Inc.	736	613,603
Blackstone, Inc.	2,881	378,477
Block, Inc. CDI (a)	1,112	93,585
Block, Inc. (a)	3,185	269,387
Bloom Energy Corp. Class A (a) (b)	3,518	39,542
Blue Bird Corp. (a)	1,194	45,778
BlueLinx Holdings, Inc. (a)	200	26,048
Boeing Co. (a)	5,654	1,091,165
Booking Holdings, Inc.	521	1,890,125
Boot Barn Holdings, Inc. (a)	320	30,448
Boston Beer Co., Inc. Class A (a)	101	30,746
Boston Omaha Corp. Class A (a)	258	3,989
Boston Scientific Corp. (a)	13,701	938,381
Braze, Inc. Class A (a)	713	31,586
Bridgebio Pharma, Inc. (a)	4,040	124,917
Brighthouse Financial, Inc. (a)	1,733	89,319
BrightSpire Capital, Inc. REIT	43,458	299,426
Bristol-Myers Squibb Co.	20,742	1,124,839
Broadcom, Inc.	4,507	5,973,623
Builders FirstSource, Inc. (a)	660	137,643
Bumble, Inc. Class A (a)	317	3,598
Burlington Stores, Inc. (a)	100	23,219
C3.ai, Inc. Class A (a) (b)	1,625	43,989
Cabaletta Bio, Inc. (a)	537	9,161
Cadence Design Systems, Inc. (a)	484	150,660
Caesars Entertainment, Inc. (a)	1,651	72,215
Calix, Inc. (a)	300	9,948
Security Description	Shares	Value
Callon Petroleum Co. (a)	475	$ 16,986
Cantaloupe, Inc. (a)	4,968	31,944
Capital City Bank Group, Inc.	675	18,698
Capital One Financial Corp.	6,814	1,014,536
Carnival Corp. (a)	6,814	111,341
Carnival PLC (a) (b)	1,632	24,111
Carrier Global Corp.	6,814	396,098
Cars.com, Inc. (a)	2,131	36,611
Carvana Co. (a)	1,125	98,899
Cass Information Systems, Inc.	675	32,515
Cassava Sciences, Inc. (a) (b)	320	6,493
Castle Biosciences, Inc. (a)	959	21,242
Catalyst Pharmaceuticals, Inc. (a)	3,803	60,620
Caterpillar, Inc.	6,499	2,381,429
CECO Environmental Corp. (a)	317	7,297
Celldex Therapeutics, Inc. (a)	2,052	86,122
Celsius Holdings, Inc. (a)	1,866	154,729
Centene Corp. (a)	300	23,544
Centrus Energy Corp. Class A (a)	548	22,758
Century Aluminum Co. (a)	3,769	58,005
Century Communities, Inc.	858	82,797
Cerence, Inc. (a)	977	15,388
Certara, Inc. (a)	1,748	31,254
CEVA, Inc. (a)	238	5,405
CF Industries Holdings, Inc.	2,064	171,745
CH Robinson Worldwide, Inc.	6,814	518,818
ChampionX Corp.	5,744	206,152
ChargePoint Holdings, Inc. (a) (b)	21,631	41,099
Charles Schwab Corp.	18,273	1,321,869
Charter Communications, Inc. Class A (a)	2,216	644,036
Chatham Lodging Trust REIT	9,060	91,597
Chefs' Warehouse, Inc. (a)	353	13,294
Chemours Co.	1,727	45,351
Chevron Corp.	18,184	2,868,344
Chipotle Mexican Grill, Inc. (a)	300	872,031
Chubb Ltd.	8,965	2,323,100
Church & Dwight Co., Inc.	5,671	591,542
Cigna Group	2,004	727,833
Cipher Mining, Inc. (a)	8,497	43,760
Cisco Systems, Inc.	51,951	2,592,874
Citigroup, Inc.	32,082	2,028,866
Citizens Financial Group, Inc.	3,971	144,108
Clean Energy Fuels Corp. (a)	20,940	56,119
Cleanspark, Inc. (a)	5,932	125,818
Clear Channel Outdoor Holdings, Inc. (a)	28,095	46,357
Clear Secure, Inc. Class A (b)	516	10,975
Cleveland-Cliffs, Inc. (a)	1,072	24,377
Clorox Co.	6,194	948,363
Cloudflare, Inc. Class A (a)	2,817	272,770
Clover Health Investments Corp. (a) (b)	16,281	12,927
CME Group, Inc.	3,421	736,507

See accompanying notes to financial statements.
146

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
CNH Industrial NV	9,191	$ 118,569
Coastal Financial Corp. (a)	325	12,633
Coca-Cola Co.	39,246	2,401,070
Coeur Mining, Inc. (a)	6,550	24,694
Cognizant Technology Solutions Corp. Class A	13,752	1,007,884
Coherent Corp. (a)	534	32,371
Coinbase Global, Inc. Class A (a)	1,631	432,411
Colgate-Palmolive Co.	11,441	1,030,262
Collegium Pharmaceutical, Inc. (a)	1,814	70,419
Comcast Corp. Class A	34,987	1,516,686
CommScope Holding Co., Inc. (a)	6,525	8,548
Community Health Systems, Inc. (a)	10,183	35,640
Community Healthcare Trust, Inc. REIT	8,810	233,905
Compass, Inc. Class A (a)	17,142	61,711
Conagra Brands, Inc.	13,669	405,149
Conduent, Inc. (a)	2,060	6,963
Confluent, Inc. Class A (a)	757	23,104
ConocoPhillips	13,669	1,739,790
CONSOL Energy, Inc.	101	8,460
Constellation Energy Corp.	4,576	845,874
Corning, Inc.	26,160	862,234
Corsair Gaming, Inc. (a)	1,000	12,340
Corteva, Inc.	10,890	628,026
CoStar Group, Inc. (a)	417	40,282
Costco Wholesale Corp.	5,581	4,088,808
Coty, Inc. Class A (a)	1,059	12,666
Couchbase, Inc. (a)	2,411	63,433
Covenant Logistics Group, Inc.	200	9,272
CRH PLC	11,050	953,114
Cricut, Inc. Class A	440	2,094
Crocs, Inc. (a)	550	79,090
Crowdstrike Holdings, Inc. Class A (a)	2,150	689,268
CryoPort, Inc. (a)	1,816	32,143
CS Disco, Inc. (a)	1,105	8,984
CSL Ltd.	7,193	1,351,126
CSX Corp.	45,309	1,679,605
Cullinan Oncology, Inc. (a)	197	3,357
Cummins, Inc.	6,048	1,782,043
Customers Bancorp, Inc. (a)	217	11,514
CVS Health Corp.	19,853	1,583,475
Cytek Biosciences, Inc. (a)	1,105	7,415
Cytokinetics, Inc. (a)	346	24,258
Dana, Inc.	320	4,064
Danaher Corp.	10,306	2,573,614
Datadog, Inc. Class A (a)	1,765	218,154
Dave & Buster's Entertainment, Inc. (a)	3,031	189,741
Deciphera Pharmaceuticals, Inc. (a)	4,424	69,590
Deere & Co.	3,857	1,584,224
Security Description	Shares	Value
Definitive Healthcare Corp. (a)	1,544	$ 12,460
Dell Technologies, Inc. Class C	1,455	166,030
Denny's Corp. (a)	610	5,466
Designer Brands, Inc. Class A	2,131	23,292
Devon Energy Corp.	3,025	151,794
Dexcom, Inc. (a)	1,864	258,537
DiamondRock Hospitality Co. REIT	4,200	40,362
Digi International, Inc. (a)	417	13,315
Digimarc Corp. (a)	1,300	35,334
Digital Realty Trust, Inc. REIT	320	46,093
Digital Turbine, Inc. (a)	17,727	46,445
DigitalOcean Holdings, Inc. (a)	808	30,849
Dine Brands Global, Inc.	714	33,187
Discover Financial Services	9,619	1,260,955
Diversified Healthcare Trust REIT	6,555	16,125
DNOW, Inc. (a)	785	11,932
DocuSign, Inc. (a)	1,113	66,279
Dollar Tree, Inc. (a)	5,081	676,535
Domo, Inc. Class B (a)	5,014	44,725
DoorDash, Inc. Class A (a)	1,702	234,399
Dow, Inc.	11,056	640,474
Doximity, Inc. Class A (a)	1,276	34,337
DR Horton, Inc.	100	16,455
DraftKings, Inc. Class A (a)	4,318	196,080
Dream Finders Homes, Inc. Class A (a) (b)	760	33,235
Ducommun, Inc. (a)	440	22,572
Duke Energy Corp.	7,468	722,230
Duolingo, Inc. (a)	100	22,058
DuPont de Nemours, Inc.	7,974	611,367
Dutch Bros, Inc. Class A (a)	253	8,349
DXC Technology Co. (a)	2,252	47,765
Dynatrace, Inc. (a)	806	37,431
Dynavax Technologies Corp. (a)	8,254	102,432
Dyne Therapeutics, Inc. (a)	4,237	120,288
Dynex Capital, Inc. REIT	22,253	277,050
Eagle Bulk Shipping, Inc. (b)	200	12,494
Easterly Government Properties, Inc. REIT	38,624	444,562
Eaton Corp. PLC	5,482	1,714,112
eBay, Inc.	13,926	735,014
Ecolab, Inc.	4,690	1,082,921
Edison International	11,837	837,231
Editas Medicine, Inc. (a)	835	6,196
Elanco Animal Health, Inc. (a)	2,871	46,740
Elastic NV (a)	318	31,876
Electronic Arts, Inc.	258	34,229
Elevance Health, Inc.	3,537	1,834,076
elf Beauty, Inc. (a)	225	44,107
Eli Lilly & Co.	7,817	6,081,313
Ellington Financial, Inc. REIT (b)	4,986	58,885
Embecta Corp.	1,225	16,256
Emerson Electric Co.	13,669	1,550,338
Encore Wire Corp.	100	26,278

See accompanying notes to financial statements.
147

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Energy Fuels, Inc. (a) (b)	2,108	$ 13,194
EnerSys	800	75,568
Enfusion, Inc. Class A (a) (b)	3,197	29,572
Enliven Therapeutics, Inc. (a) (b)	342	6,016
Enova International, Inc. (a)	200	12,566
Enovix Corp. (a) (b)	3,784	30,310
Enphase Energy, Inc. (a)	1,022	123,642
Entravision Communications Corp. Class A	1,400	2,296
Enviri Corp. (a)	1,740	15,921
EOG Resources, Inc.	9,924	1,268,684
EPAM Systems, Inc. (a)	431	119,025
EQT Corp.	875	32,436
Equinix, Inc. REIT	417	344,163
Equity Residential REIT	6,814	430,032
Essential Properties Realty Trust, Inc. REIT	3,412	90,964
Estee Lauder Cos., Inc. Class A	5,782	891,295
Etsy, Inc. (a)	522	35,872
Eventbrite, Inc. Class A (a)	4,826	26,446
Everbridge, Inc. (a)	2,001	69,695
Everi Holdings, Inc. (a)	2,772	27,859
Evolent Health, Inc. Class A (a)	1,752	57,448
Evolv Technologies Holdings, Inc. (a)	10,704	47,633
Exact Sciences Corp. (a)	1,227	84,737
Exelon Corp.	13,669	513,544
eXp World Holdings, Inc. (b)	3,509	36,248
Expedia Group, Inc. (a)	506	69,701
Experian PLC	25,429	1,109,535
Expro Group Holdings NV (a)	810	16,176
Extreme Networks, Inc. (a)	2,400	27,696
Exxon Mobil Corp.	36,959	4,296,114
Fair Isaac Corp. (a)	100	124,961
Fastenal Co.	13,769	1,062,141
Fastly, Inc. Class A (a)	2,662	34,526
FB Financial Corp.	1,122	42,255
FedEx Corp.	5,160	1,495,058
Ferguson PLC	5,495	1,202,625
Fidelity National Information Services, Inc.	1,032	76,554
Figs, Inc. Class A (a)	939	4,676
First Solar, Inc. (a)	675	113,940
FirstEnergy Corp.	13,669	527,897
Fiserv, Inc. (a)	1,889	301,900
Five Star Bancorp	200	4,500
Five9, Inc. (a)	537	33,353
Fiverr International Ltd. (a) (b)	577	12,157
Fluence Energy, Inc. (a) (b)	1,998	34,645
Flywire Corp. (a)	2,077	51,530
Ford Motor Co.	53,566	711,356
Forge Global Holdings, Inc. (a)	1,502	2,899
Forrester Research, Inc. (a)	100	2,156
Fortinet, Inc. (a)	2,580	176,240
Fortive Corp.	6,697	576,076
Security Description	Shares	Value
Fox Corp. Class A	9,715	$ 303,788
Franklin BSP Realty Trust, Inc. REIT	858	11,463
Franklin Covey Co. (a)	540	21,200
Franklin Resources, Inc.	19,463	547,105
Freeport-McMoRan, Inc.	7,962	374,373
Freshworks, Inc. Class A (a)	1,544	28,116
Frontier Group Holdings, Inc. (a) (b)	2,300	18,653
FTAI Aviation Ltd.	875	58,887
fuboTV, Inc. (a) (b)	8,081	12,768
FuelCell Energy, Inc. (a) (b)	33,616	40,003
Fulgent Genetics, Inc. (a)	258	5,599
GameStop Corp. Class A (a)	2,040	25,541
GCI Liberty, Inc. (a) (d)	1,328	—
GE HealthCare Technologies, Inc.	2,265	205,911
Genco Shipping & Trading Ltd.	1,100	22,363
Generac Holdings, Inc. (a)	321	40,491
General Dynamics Corp.	6,499	1,835,903
General Electric Co.	6,747	1,184,301
General Mills, Inc.	6,814	476,776
General Motors Co.	13,669	619,889
Gentherm, Inc. (a)	220	12,668
Geron Corp. (a)	20,943	69,112
Gibraltar Industries, Inc. (a)	540	43,486
Gilead Sciences, Inc.	17,588	1,288,321
Ginkgo Bioworks Holdings, Inc. (a) (b)	25,695	29,806
Gitlab, Inc. Class A (a)	881	51,380
Gladstone Commercial Corp. REIT	24,825	343,578
Gladstone Land Corp. REIT	700	9,338
Glaukos Corp. (a)	101	9,523
Global Medical REIT, Inc.	12,120	106,050
Global Payments, Inc.	359	47,984
Globalstar, Inc. (a) (b)	54,591	80,249
GMS, Inc. (a)	878	85,465
Gogo, Inc. (a)	1,000	8,780
Goldman Sachs Group, Inc.	5,330	2,226,288
GoodRx Holdings, Inc. Class A (a) (b)	3,854	27,363
GoPro, Inc. Class A (a)	8,780	19,579
Green Brick Partners, Inc. (a)	1,642	98,898
Green Dot Corp. Class A (a)	540	5,038
Grid Dynamics Holdings, Inc. (a)	2,865	35,211
Groupon, Inc. (a) (b)	634	8,458
GSK PLC	34,270	739,680
Guardant Health, Inc. (a)	554	11,429
GXO Logistics, Inc. (a)	417	22,418
H&E Equipment Services, Inc.	700	44,926
Haemonetics Corp. (a)	101	8,620
Haleon PLC	42,849	180,304
Halliburton Co.	13,669	538,832
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	2,018	57,311

See accompanying notes to financial statements.
148

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Harley-Davidson, Inc.	200	$ 8,748
Harrow, Inc. (a) (b)	342	4,525
HashiCorp, Inc. Class A (a)	943	25,414
Haynes International, Inc.	220	13,226
Hayward Holdings, Inc. (a)	980	15,004
HCA Healthcare, Inc.	600	200,118
Health Catalyst, Inc. (a)	6,555	49,359
Healthpeak Properties, Inc. REIT	18,623	349,181
HealthStream, Inc.	2,775	73,981
Hecla Mining Co.	2,771	13,329
Heidrick & Struggles International, Inc.	860	28,948
Herc Holdings, Inc.	100	16,830
Hershey Co.	5,614	1,091,923
Hess Corp.	6,814	1,040,089
Hewlett Packard Enterprise Co.	27,450	486,688
Hibbett, Inc.	100	7,681
Hims & Hers Health, Inc. (a)	10,708	165,653
Holcim AG	5,397	489,307
Home Depot, Inc.	11,680	4,480,448
Honeywell International, Inc.	7,933	1,628,248
Host Hotels & Resorts, Inc. REIT	1,500	31,020
Hovnanian Enterprises, Inc. Class A (a)	1,080	169,495
HP, Inc.	25,356	766,258
HubSpot, Inc. (a)	258	161,652
Huron Consulting Group, Inc. (a)	101	9,759
I3 Verticals, Inc. Class A (a)	875	20,029
Ichor Holdings Ltd. (a)	254	9,809
Ideaya Biosciences, Inc. (a)	1,818	79,774
IDEXX Laboratories, Inc. (a)	100	53,993
IDT Corp. Class B	300	11,343
iHeartMedia, Inc. Class A (a) (b)	968	2,023
Illinois Tool Works, Inc.	4,241	1,137,988
Illumina, Inc. (a)	758	104,089
ImmunityBio, Inc. (a) (b)	6,502	34,916
Immunovant, Inc. (a)	1,818	58,740
Inari Medical, Inc. (a)	258	12,379
Ingersoll Rand, Inc.	10,489	995,931
Inhibrx, Inc. (a)	2,907	101,629
Inmode Ltd. (a)	3,933	84,992
Innovative Industrial Properties, Inc. REIT	1,462	151,375
Inspire Medical Systems, Inc. (a)	608	130,592
Installed Building Products, Inc.	43	11,125
Insteel Industries, Inc.	980	37,456
Insulet Corp. (a)	101	17,311
Intapp, Inc. (a)	1,548	53,096
Integral Ad Science Holding Corp. (a)	1,520	15,154
Intel Corp.	47,294	2,088,976
Intellia Therapeutics, Inc. (a)	1,207	33,205
International Business Machines Corp.	11,076	2,115,073
Security Description	Shares	Value
International Flavors & Fragrances, Inc.	2,031	$ 174,646
International Money Express, Inc. (a)	5,493	125,405
International Seaways, Inc.	556	29,579
Intra-Cellular Therapies, Inc. (a)	2,600	179,920
Intuit, Inc.	4,587	2,981,550
Intuitive Surgical, Inc. (a)	1,745	696,412
IonQ, Inc. (a) (b)	2,545	25,425
iRhythm Technologies, Inc. (a)	101	11,716
Itron, Inc. (a)	440	40,709
J M Smucker Co.	5,364	675,167
James Hardie Industries PLC CDI (a)	686	27,573
Jamf Holding Corp. (a)	101	1,853
Janus International Group, Inc. (a)	4,340	65,664
JELD-WEN Holding, Inc. (a)	2,920	61,992
Joby Aviation, Inc. (a) (b)	317	1,699
Johnson & Johnson	21,240	3,359,956
Johnson Controls International PLC	18,134	1,184,513
JPMorgan Chase & Co.	32,625	6,534,787
Juniper Networks, Inc.	13,669	506,573
Kellanova	6,814	390,374
Kenvue, Inc.	12,626	270,954
Keysight Technologies, Inc. (a)	6,812	1,065,261
Kimball Electronics, Inc. (a)	220	4,763
Kimberly-Clark Corp.	6,814	881,391
Kimco Realty Corp. REIT	1,085	21,277
Kinder Morgan, Inc.	10,107	185,362
Kiniksa Pharmaceuticals Ltd. Class A (a)	617	12,173
Kirby Corp. (a)	800	76,256
KKR Real Estate Finance Trust, Inc. REIT	3,310	33,299
KLA Corp.	567	396,089
Kohl's Corp. (b)	5,478	159,684
Koppers Holdings, Inc.	1,280	70,618
Kraft Heinz Co.	788	29,077
Krystal Biotech, Inc. (a)	2	356
Kura Sushi USA, Inc. Class A (a)	100	11,516
Kymera Therapeutics, Inc. (a)	1,016	40,843
Kyndryl Holdings, Inc. (a)	2,235	48,634
Lam Research Corp.	718	697,587
Lamb Weston Holdings, Inc.	4,604	490,464
Lantheus Holdings, Inc. (a)	2,776	172,778
Las Vegas Sands Corp.	6,814	352,284
Lattice Semiconductor Corp. (a)	101	7,901
Legacy Housing Corp. (a)	1,520	32,710
Legalzoom.com, Inc. (a)	3,028	40,394
Leidos Holdings, Inc.	1,732	227,048
Lemonade, Inc. (a) (b)	607	9,961
LGI Homes, Inc. (a)	43	5,004
Liberty Broadband Corp. Class C (a)	1,002	57,344

See accompanying notes to financial statements.
149

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Light & Wonder, Inc. (a)	2,328	$ 237,666
Lightwave Logic, Inc. (a) (b)	3,849	18,013
Lindblad Expeditions Holdings, Inc. (a) (b)	5,228	48,777
Linde PLC (f)	5,518	2,562,118
Linde PLC (f)	598	276,710
Live Oak Bancshares, Inc.	1,400	58,114
LiveRamp Holdings, Inc. (a)	1,300	44,850
Lockheed Martin Corp.	3,903	1,775,358
Lowe's Cos., Inc.	9,603	2,446,172
Lucid Group, Inc. (a) (b)	5,756	16,405
Lululemon Athletica, Inc. (a)	528	206,263
Lumen Technologies, Inc. (a) (b)	4,626	7,217
Luminar Technologies, Inc. (a) (b)	10,747	21,172
Lyft, Inc. Class A (a)	2,061	39,880
LyondellBasell Industries NV Class A	6,713	686,606
M&T Bank Corp.	5,258	764,724
M/I Homes, Inc. (a)	619	84,364
Macy's, Inc.	2,875	57,471
Madrigal Pharmaceuticals, Inc. (a)	274	73,169
Magnite, Inc. (a)	4,465	47,999
Manitowoc Co., Inc. (a)	1,960	27,714
Marathon Digital Holdings, Inc. (a)	4,132	93,301
Marathon Oil Corp.	20,518	581,480
Marathon Petroleum Corp.	8,777	1,768,565
Maravai LifeSciences Holdings, Inc. Class A (a)	774	6,711
Marqeta, Inc. Class A (a)	2,814	16,771
Marsh & McLennan Cos., Inc.	6,526	1,344,225
Marvell Technology, Inc.	4,902	347,454
Mastercard, Inc. Class A	6,960	3,351,727
MasterCraft Boat Holdings, Inc. (a)	1,200	28,464
Matador Resources Co.	2,132	142,354
Match Group, Inc. (a)	774	28,081
Matson, Inc.	700	78,680
Mattel, Inc. (a)	439	8,697
Matterport, Inc. (a)	22,269	50,328
MaxCyte, Inc. (a)	5,319	22,287
MaxLinear, Inc. (a)	359	6,703
McCormick & Co., Inc.	11,885	912,887
McDonald's Corp.	6,499	1,832,393
McKesson Corp.	3,393	1,821,532
MediaAlpha, Inc. Class A (a)	465	9,472
Medifast, Inc.	520	19,926
Medtronic PLC	22,069	1,923,313
Merchants Bancorp	1,774	76,601
Merck & Co., Inc.	27,292	3,601,179
MeridianLink, Inc. (a)	197	3,684
Meta Platforms, Inc. Class A	21,838	10,604,096
MetLife, Inc.	20,291	1,503,766
Metropolitan Bank Holding Corp. (a)	100	3,850
Security Description	Shares	Value
MGP Ingredients, Inc. (b)	77	$ 6,632
Micron Technology, Inc.	5,781	681,522
Microsoft Corp.	67,458	28,380,930
MicroStrategy, Inc. Class A (a) (b)	100	170,456
MicroVision, Inc. (a) (b)	2,919	5,371
MidWestOne Financial Group, Inc.	300	7,032
MiMedx Group, Inc. (a)	1,290	9,933
Mitek Systems, Inc. (a)	4,720	66,552
Model N, Inc. (a)	329	9,367
Moderna, Inc. (a)	3,065	326,606
Modine Manufacturing Co. (a)	3,350	318,886
Monarch Casino & Resort, Inc.	835	62,617
Monday.com Ltd. (a)	276	62,340
Mondelez International, Inc. Class A	6,814	476,980
MongoDB, Inc. (a)	623	223,433
Monolithic Power Systems, Inc.	302	204,581
Montauk Renewables, Inc. (a)	3,088	12,846
Montrose Environmental Group, Inc. (a)	878	34,391
Morgan Stanley	19,744	1,859,095
Morphic Holding, Inc. (a)	100	3,520
Mosaic Co.	6,263	203,297
MP Materials Corp. (a) (b)	101	1,444
MRC Global, Inc. (a)	6,041	75,935
Multiplan Corp. (a)	3,362	2,727
N-able, Inc. (a)	617	8,064
Napco Security Technologies, Inc.	775	31,124
Natera, Inc. (a)	165	15,091
National Beverage Corp. (a)	359	17,038
National Vision Holdings, Inc. (a)	500	11,080
Navitas Semiconductor Corp. (a)	4,857	23,168
nCino, Inc. (a)	274	10,242
Neogen Corp. (a) (b)	1,099	17,342
NeoGenomics, Inc. (a)	2,558	40,212
Nestle SA	26,027	2,766,832
NetApp, Inc.	6,814	715,266
Netflix, Inc. (a)	3,787	2,299,959
Newmont Corp.	6,814	244,214
Newmont Corp. CDI	4,358	152,706
News Corp. Class A	3,570	93,463
NexPoint Residential Trust, Inc. REIT	12,715	409,296
NextDecade Corp. (a) (b)	2,257	12,820
Nextdoor Holdings, Inc. (a)	3,527	7,936
NextEra Energy, Inc.	27,400	1,751,134
NEXTracker, Inc. Class A (a)	1,008	56,720
NIKE, Inc. Class B	20,049	1,884,205
Nikola Corp. (a)	16,222	16,871
nLight, Inc. (a)	4,153	53,989
NMI Holdings, Inc. Class A (a)	266	8,602
Norfolk Southern Corp.	5,350	1,363,554

See accompanying notes to financial statements.
150

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Northrop Grumman Corp.	2,775	$ 1,328,281
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,365	28,569
NOV, Inc.	3,025	59,048
Novavax, Inc. (a) (b)	2,786	13,317
Novocure Ltd. (a)	1,117	17,459
Nucor Corp.	875	173,162
Nuvalent, Inc. Class A (a)	325	24,404
nVent Electric PLC	509	38,379
NVIDIA Corp.	23,155	20,921,932
Occidental Petroleum Corp.	8,119	527,654
Oceaneering International, Inc. (a)	5,081	118,895
Okta, Inc. (a)	1,018	106,503
Old Dominion Freight Line, Inc.	200	43,862
Olema Pharmaceuticals, Inc. (a)	217	2,456
Olo, Inc. Class A (a)	1,105	6,066
Olympic Steel, Inc.	100	7,088
ON Semiconductor Corp. (a)	1,649	121,284
OneSpan, Inc. (a)	721	8,385
Open Lending Corp. Class A (a)	1,379	8,633
Opendoor Technologies, Inc. (a)	13,740	41,632
Oracle Corp.	20,483	2,572,870
OraSure Technologies, Inc. (a)	2,874	17,675
O'Reilly Automotive, Inc. (a)	1,509	1,703,480
Organon & Co.	2,421	45,515
Ormat Technologies, Inc.	1,300	86,047
Oscar Health, Inc. Class A (a)	1,544	22,959
Otis Worldwide Corp.	3,412	338,709
Ovintiv, Inc.	101	5,242
Owens & Minor, Inc. (a)	3,827	106,046
Pacific Biosciences of California, Inc. (a)	6,565	24,619
PagerDuty, Inc. (a)	320	7,258
Palantir Technologies, Inc. Class A (a)	16,195	372,647
Palo Alto Networks, Inc. (a)	2,382	676,798
Palomar Holdings, Inc. (a)	1,204	100,931
Par Pacific Holdings, Inc. (a)	357	13,230
PAR Technology Corp. (a) (b)	538	24,404
Paragon 28, Inc. (a)	548	6,768
Paramount Global Class B	13,269	156,176
Parker-Hannifin Corp.	2,053	1,141,037
Pathward Financial, Inc.	935	47,199
Patterson-UTI Energy, Inc.	6,197	73,992
Paymentus Holdings, Inc. Class A (a)	2,790	63,472
Payoneer Global, Inc. (a)	3,648	17,729
PayPal Holdings, Inc. (a)	14,532	973,499
PBF Energy, Inc. Class A	2,635	151,697
PDF Solutions, Inc. (a)	325	10,943
Peabody Energy Corp.	1,897	46,021
Peakstone Realty Trust REIT (b)	320	5,162
Peapack-Gladstone Financial Corp.	1,200	29,196
Peloton Interactive, Inc. Class A (a) (b)	6,725	28,817
Security Description	Shares	Value
Penn Entertainment, Inc. (a)	849	$ 15,460
Pennant Group, Inc. (a)	1,907	37,434
PennyMac Financial Services, Inc.	266	24,230
Pentair PLC	509	43,489
Penumbra, Inc. (a)	300	66,954
PepsiCo, Inc.	13,619	2,383,461
PetIQ, Inc. (a)	1,185	21,662
Pfizer, Inc.	58,780	1,631,145
PG&E Corp.	1,391	23,313
Phathom Pharmaceuticals, Inc. (a) (b)	2,238	23,768
Philip Morris International, Inc.	13,669	1,252,354
Phillips 66	3,385	552,906
Photronics, Inc. (a)	1,512	42,820
Phreesia, Inc. (a)	3,108	74,374
Piedmont Lithium, Inc. (a)	502	6,687
Pinterest, Inc. Class A (a)	4,111	142,528
Pioneer Natural Resources Co.	4,624	1,213,800
Planet Labs PBC (a)	10,068	25,673
Plug Power, Inc. (a) (b)	10,753	36,990
PNC Financial Services Group, Inc.	6,814	1,101,142
PotlatchDeltic Corp. REIT	1,224	57,552
Powell Industries, Inc.	440	62,612
PPL Corp.	20,518	564,861
Preformed Line Products Co.	220	28,307
Premier Financial Corp.	266	5,400
Privia Health Group, Inc. (a)	258	5,054
PROCEPT BioRobotics Corp. (a) (b)	439	21,695
Procter & Gamble Co.	23,971	3,889,295
PROG Holdings, Inc.	660	22,730
Progressive Corp.	5,584	1,154,883
Prologis, Inc. REIT	16,617	2,163,866
PROS Holdings, Inc. (a)	617	22,416
Protagonist Therapeutics, Inc. (a)	775	22,421
Prudential Financial, Inc.	10,266	1,205,228
PTC Therapeutics, Inc. (a)	1,710	49,744
Public Service Enterprise Group, Inc.	13,669	912,816
Public Storage REIT	5,539	1,606,642
PubMatic, Inc. Class A (a)	756	17,932
Pulmonx Corp. (a)	1,918	17,780
PureCycle Technologies, Inc. (a) (b)	4,176	25,975
Q2 Holdings, Inc. (a)	2,296	120,678
QUALCOMM, Inc.	13,807	2,337,525
Quanex Building Products Corp.	760	29,207
Quanterix Corp. (a)	865	20,379
QuantumScape Corp. (a) (b)	6,934	43,615
QuidelOrtho Corp. (a)	101	4,842
QuinStreet, Inc. (a)	1,207	21,316
Radius Health, Inc. (a)	3,672	294
RadNet, Inc. (a)	1,100	53,526

See accompanying notes to financial statements.
151

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Ramaco Resources, Inc. Class A	1,544	$ 26,001
Range Resources Corp.	516	17,766
Ranpak Holdings Corp. (a)	7,513	59,127
RAPT Therapeutics, Inc. (a)	1,983	17,807
REC Silicon ASA (a)	23,739	23,414
Recursion Pharmaceuticals, Inc. Class A (a) (b)	4,152	41,395
Redfin Corp. (a) (b)	6,282	41,775
Regency Centers Corp. REIT	564	34,156
Regeneron Pharmaceuticals, Inc. (a)	1,009	971,152
REGENXBIO, Inc. (a)	244	5,141
Remitly Global, Inc. (a)	3,251	67,426
Repay Holdings Corp. (a)	4,092	45,012
Repligen Corp. (a)	242	44,509
Resideo Technologies, Inc. (a)	1,324	29,684
Retail Opportunity Investments Corp. REIT	56,427	723,394
Revance Therapeutics, Inc. (a)	3,917	19,272
REVOLUTION Medicines, Inc. (a)	486	15,664
Revolve Group, Inc. (a) (b)	2,811	59,509
Rhythm Pharmaceuticals, Inc. (a)	2,116	91,686
Riley Exploration Permian, Inc.	100	3,300
RingCentral, Inc. Class A (a)	875	30,397
Riot Platforms, Inc. (a)	5,209	63,758
Rivian Automotive, Inc. Class A (a) (b)	8,102	88,717
RLJ Lodging Trust REIT	3,300	39,006
ROBLOX Corp. Class A (a)	3,117	119,007
Roche Holding AG	6,698	1,708,150
Rocket Cos., Inc. Class A (a) (b)	1,300	18,915
Rocket Lab USA, Inc. (a) (b)	9,254	38,034
Rocket Pharmaceuticals, Inc. (a)	1,794	48,330
Roivant Sciences Ltd. (a)	3,362	35,435
Roku, Inc. (a)	1,037	67,581
Ross Stores, Inc.	10,386	1,524,249
Royal Caribbean Cruises Ltd. (a)	1,265	175,848
RTX Corp.	22,964	2,239,679
RxSight, Inc. (a)	242	12,482
S&P Global, Inc.	3,911	1,663,935
Sabre Corp. (a)	4,093	9,905
Safehold, Inc. REIT	1,462	30,117
Salesforce, Inc.	12,607	3,796,976
Sana Biotechnology, Inc. (a)	1,548	15,480
Sanofi SA	9,842	966,847
Sarepta Therapeutics, Inc. (a)	520	67,319
Schlumberger NV	13,917	762,791
Schneider Electric SE	6,995	1,583,822
Scholar Rock Holding Corp. (a)	4,590	81,518
Schrodinger, Inc. (a)	1,288	34,776
Seagate Technology Holdings PLC	5,439	506,099
Select Water Solutions, Inc.	16,821	155,258
Security Description	Shares	Value
SEMrush Holdings, Inc. Class A (a)	4,801	$ 63,661
SentinelOne, Inc. Class A (a)	584	13,613
Seritage Growth Properties Class A (a)	51	492
Service Properties Trust REIT	2,222	15,065
ServiceNow, Inc. (a)	1,304	994,170
Sharecare, Inc. (a) (b)	9,471	7,269
Shenandoah Telecommunications Co.	300	5,211
Sherwin-Williams Co.	728	252,856
Shift4 Payments, Inc. Class A (a) (b)	825	54,508
Shoals Technologies Group, Inc. Class A (a) (b)	1,976	22,092
Shockwave Medical, Inc. (a)	266	86,618
Shyft Group, Inc.	320	3,974
SI-BONE, Inc. (a)	1,050	17,189
SIGA Technologies, Inc. (b)	2,771	23,720
Simon Property Group, Inc. REIT	6,814	1,066,323
Simulations Plus, Inc. (b)	1,093	44,977
Sinch AB (a) (c)	3,686	9,258
SiteOne Landscape Supply, Inc. (a)	220	38,401
SiTime Corp. (a)	101	9,416
Skyline Champion Corp. (a)	1,611	136,951
SM Energy Co.	258	12,861
SmartRent, Inc. (a) (b)	8,422	22,571
Smartsheet, Inc. Class A (a)	959	36,921
Smith & Wesson Brands, Inc.	617	10,711
Snap One Holdings Corp. (a) (b)	713	6,146
Snap, Inc. Class A (a)	8,862	101,736
Snowflake, Inc. Class A (a)	2,252	363,923
SoFi Technologies, Inc. (a) (b)	9,034	65,948
SolarEdge Technologies, Inc. (a) (b)	301	21,365
Sonos, Inc. (a)	2,700	51,462
Sotera Health Co. (a)	700	8,407
SoundHound AI, Inc. Class A (a) (b)	2,136	12,581
Southern Co.	6,814	488,836
Spirit AeroSystems Holdings, Inc. Class A (a)	977	35,240
Sprinklr, Inc. Class A (a)	1,209	14,834
Sprout Social, Inc. Class A (a) (b)	1,016	60,665
Squarespace, Inc. Class A (a)	439	15,997
STAAR Surgical Co. (a)	466	17,838
Standard BioTools, Inc. (a)	10,595	28,712
Star Group LP	2,742	27,475
Starbucks Corp.	19,294	1,763,279
State Street Corp. (g)	6,814	526,858
Stellantis NV (b)	28,742	817,785
Stem, Inc. (a) (b)	14,792	32,394
Stitch Fix, Inc. Class A (a)	8,523	22,501
Stryker Corp.	4,378	1,566,755

See accompanying notes to financial statements.
152

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT	3,517	$ 22,896
Sun Country Airlines Holdings, Inc. (a)	358	5,402
Sunnova Energy International, Inc. (a) (b)	2,418	14,822
SunPower Corp. (a) (b)	7,440	22,320
Sunrun, Inc. (a) (b)	2,658	35,032
Super Micro Computer, Inc. (a)	444	448,453
Surgery Partners, Inc. (a)	300	8,949
Swiss Re AG	6,450	830,329
Synchrony Financial	7,601	327,755
Syndax Pharmaceuticals, Inc. (a)	1,270	30,226
Synopsys, Inc. (a)	686	392,049
Sysco Corp.	13,669	1,109,649
Take-Two Interactive Software, Inc. (a)	165	24,501
Tandem Diabetes Care, Inc. (a)	608	21,529
Tango Therapeutics, Inc. (a)	2,411	19,143
Tapestry, Inc.	6,532	310,139
Target Corp.	6,814	1,207,509
Target Hospitality Corp. (a)	258	2,804
TE Connectivity Ltd.	8,996	1,306,579
TechTarget, Inc. (a)	5,686	188,093
Teladoc Health, Inc. (a)	3,624	54,722
Tellurian, Inc. (a) (b)	7,557	4,998
Tesla, Inc. (a)	26,122	4,591,986
Texas Instruments, Inc.	16,264	2,833,351
TG Therapeutics, Inc. (a)	4,309	65,540
Thermo Fisher Scientific, Inc.	6,177	3,590,134
Thermon Group Holdings, Inc. (a)	2,638	86,315
Thor Industries, Inc.	100	11,734
Titan Machinery, Inc. (a)	1,100	27,291
TJX Cos., Inc.	24,452	2,479,922
T-Mobile U.S., Inc.	2,374	387,484
Toast, Inc. Class A (a)	3,326	82,884
Trade Desk, Inc. Class A (a)	3,721	325,290
Trane Technologies PLC	3,943	1,183,689
Transcat, Inc. (a)	220	24,515
TransMedics Group, Inc. (a) (b)	2,165	160,080
Transocean Ltd. (a) (b)	2,119	13,307
Travelers Cos., Inc.	6,814	1,568,174
Treace Medical Concepts, Inc. (a)	955	12,463
Trex Co., Inc. (a)	1,077	107,431
Triumph Financial, Inc. (a)	802	63,615
Triumph Group, Inc. (a)	3,917	58,912
TrueBlue, Inc. (a)	320	4,006
Trupanion, Inc. (a) (b)	242	6,682
Turning Point Brands, Inc.	101	2,959
Twilio, Inc. Class A (a)	1,089	66,592
Twist Bioscience Corp. (a)	1,819	62,410
Tyson Foods, Inc. Class A	10,530	618,427
U.S. Bancorp	20,742	927,167
U.S. Lime & Minerals, Inc.	100	29,814
Security Description	Shares	Value
Uber Technologies, Inc. (a)	14,714	$ 1,132,831
UiPath, Inc. Class A (a)	2,837	64,315
Ultra Clean Holdings, Inc. (a)	359	16,492
UMH Properties, Inc. REIT	39,186	636,381
Union Pacific Corp.	9,086	2,234,520
United Parcel Service, Inc. Class B	6,814	1,012,765
United Rentals, Inc.	202	145,664
UnitedHealth Group, Inc.	9,879	4,887,141
Uniti Group, Inc. REIT	634	3,741
Unity Software, Inc. (a) (b)	2,940	78,498
Universal Corp.	244	12,620
Universal Logistics Holdings, Inc.	1,400	51,618
Upstart Holdings, Inc. (a)	1,389	37,350
Upwork, Inc. (a)	2,547	31,226
Uranium Energy Corp. (a) (b)	3,715	25,076
UWM Holdings Corp.	3,200	23,232
Valero Energy Corp.	6,753	1,152,670
Varonis Systems, Inc. (a)	534	25,189
Vaxcyte, Inc. (a)	200	13,662
Vector Group Ltd.	40,412	442,916
Veeva Systems, Inc. Class A (a)	619	143,416
Veracyte, Inc. (a)	496	10,991
Veralto Corp.	3,546	314,388
Veris Residential, Inc. REIT	300	4,563
Verizon Communications, Inc.	27,538	1,155,494
Vertex Pharmaceuticals, Inc. (a)	1,297	542,159
Vertex, Inc. Class A (a)	2,568	81,560
Vertiv Holdings Co. Class A	4,612	376,662
Verve Therapeutics, Inc. (a)	1,074	14,263
Viad Corp. (a)	762	30,091
Viatris, Inc.	8,614	102,851
Vicor Corp. (a)	1,057	40,420
Victoria's Secret & Co. (a)	683	13,237
Viking Therapeutics, Inc. (a)	775	63,550
Vimeo, Inc. (a)	8,321	34,033
Vir Biotechnology, Inc. (a)	770	7,800
Virgin Galactic Holdings, Inc. (a)	13,718	20,303
Viridian Therapeutics, Inc. (a)	1,544	27,035
Visa, Inc. Class A	18,773	5,239,169
Vishay Precision Group, Inc. (a)	1,200	42,396
Vista Outdoor, Inc. (a)	1,747	57,267
Vita Coco Co., Inc. (a) (b)	1,000	24,430
Vital Energy, Inc. (a)	475	24,957
Vital Farms, Inc. (a)	1,052	24,459
Vizio Holding Corp. Class A (a)	1,620	17,723
Vobile Group Ltd. (a) (b)	40,432	8,317
Vontier Corp.	2,652	120,295
Walgreens Boots Alliance, Inc.	13,669	296,481
Walmart, Inc.	40,855	2,458,245
Walt Disney Co.	21,712	2,656,680
Warby Parker, Inc. Class A (a)	1,491	20,293
Warner Bros Discovery, Inc. (a)	19,635	171,414
Waste Management, Inc.	8,549	1,822,219
Wayfair, Inc. Class A (a) (b)	1,054	71,546

See accompanying notes to financial statements.
153

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Weave Communications, Inc. (a)	3,119	$ 35,806
Wells Fargo & Co.	49,019	2,841,141
Western Digital Corp. (a)	8,520	581,405
Whitestone REIT	3,260	40,913
Williams Cos., Inc.	12,437	484,670
Winnebago Industries, Inc.	320	23,680
WK Kellogg Co. (b)	1,712	32,186
Wolfspeed, Inc. (a) (b)	359	10,591
Workday, Inc. Class A (a)	786	214,381
World Acceptance Corp. (a)	320	46,394
WW International, Inc. (a) (b)	968	1,791
Xenia Hotels & Resorts, Inc. REIT	700	10,507
XPO, Inc. (a)	500	61,015
Xponential Fitness, Inc. Class A (a)	617	10,205
YETI Holdings, Inc. (a)	1,500	57,825
Yext, Inc. (a)	3,514	21,189
Yum! Brands, Inc.	6,814	944,761
Zentalis Pharmaceuticals, Inc. (a)	274	4,318
Zeta Global Holdings Corp. Class A (a)	3,363	36,758
Zillow Group, Inc. Class C (a)	1,118	54,536
Zoetis, Inc.	4,423	748,416
Zoom Video Communications, Inc. Class A (a)	2,039	133,289
ZoomInfo Technologies, Inc. (a)	1,806	28,950
Zscaler, Inc. (a)	868	167,203
Zuora, Inc. Class A (a)	854	7,788
		495,072,744
ZAMBIA — 0.0% (e)
First Quantum Minerals Ltd. (b)	5,607	60,327
TOTAL COMMON STOCKS (Cost $675,541,322)		771,374,687

RIGHTS — 0.0% (e)
SOUTH KOREA — 0.0% (e)
Foosung Co. Ltd. (expiring 04/11/24) (a)	90	87
SWITZERLAND — 0.0% (e)
Meyer Burger Technology AG (expiring 04/02/24) (a) (b)	22,051	2,056
THAILAND — 0.0%
Tera Rates Rec (F) (expiring 04/05/24) (a) (d)	2,379	—
TOTAL RIGHTS (Cost $2,903)		2,143
WARRANTS — 0.0% (e)
AUSTRALIA — 0.0%
PointsBet Holdings Ltd. (expiring 07/08/24) (a) (b)	439	—
Security Description	Shares	Value
THAILAND — 0.0% (e)
RS PCL (expiring 01/16/26) (a)	20,496	$ 2,797
TOTAL WARRANTS (Cost $0)		2,797
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (h) (i)	936,171	936,452
State Street Navigator Securities Lending Portfolio II (g) (j)	22,226,525	22,226,525
TOTAL SHORT-TERM INVESTMENTS (Cost $23,162,982)		23,162,977
TOTAL INVESTMENTS — 102.5% (Cost $698,707,207)		794,542,604
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(19,712,061)
NET ASSETS — 100.0%		$ 774,830,543
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $10,670, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2024.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.
154

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

See accompanying notes to financial statements.
155

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	6	06/21/2024	$1,562,913	$1,592,550	$29,637
MSCI EAFE Index (long)	7	06/21/2024	825,774	824,986	(788)
E-mini MSCI Emerging Markets Index (long)	7	06/21/2024	366,832	367,150	318
E-mini Russell 2000 Index (long)	2	06/21/2024	212,006	214,590	2,584
					$31,751

During the period ended March 31, 2024, the average notional value related to futures contracts was $3,075,755.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$769,815,774	$1,548,243	$10,670	$771,374,687
Rights	87	2,056	0(a)	2,143
Warrants	2,797	—	—	2,797
Short-Term Investments	23,162,977	—	—	23,162,977
TOTAL INVESTMENTS	$792,981,635	$1,550,299	$10,670	$794,542,604
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 32,539	$ —	$ —	$ 32,539
Futures Contracts - Unrealized Depreciation	(788)	—	—	(788)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 31,751	$ —	$ —	$ 31,751
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2024.
Sector Breakdown as of March 31, 2024

% of Net Assets
Information Technology	22.4%
Financials	16.0
Industrials	11.9
Health Care	11.4
Consumer Discretionary	11.1
Communication Services	7.2
Consumer Staples	6.2
Energy	4.7
Materials	4.3
Real Estate	2.2
Utilities	2.1
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
156

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	6,372	$ 426,669	$ 36,870	$ 3,627	$ 121	$66,825	6,814	$ 526,858	$ 9,134
State Street Institutional Liquid Reserves Fund, Premier Class	1,277,492	1,277,748	15,588,609	15,929,491	(426)	12	936,171	936,452	39,226
State Street Navigator Securities Lending Portfolio II	18,339,479	18,339,479	39,429,504	35,542,458	—	—	22,226,525	22,226,525	87,586
Total		$20,043,896	$55,054,983	$51,475,576	$(305)	$66,837		$23,689,835	$135,946
See accompanying notes to financial statements.
157

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.4%
AECC Aero Science & Technology Co. Ltd. Class A (a)	64,100	$ 152,648
AECC Aero-Engine Control Co. Ltd. Class A	51,500	128,743
AECC Aviation Power Co. Ltd. Class A	81,300	375,908
AVIC Chengdu UAS Co. Ltd. Class A	21,243	113,816
AviChina Industry & Technology Co. Ltd. Class H	657,000	258,554
Avicopter PLC Class A	39,100	223,385
Beijing Leike Defense Technology Co. Ltd. Class A (a)	281,300	181,324
EHang Holdings Ltd. ADR (a) (b)	10,732	220,757
Gaona Aero Material Co. Ltd. Class A	26,820	55,780
Hwa Create Co. Ltd. Class A (a)	21,000	66,988
Kuang-Chi Technologies Co. Ltd. Class A (a)	34,800	97,205
North Electro-Optic Co. Ltd. Class A	110,600	146,697
YaGuang Technology Group Co. Ltd. Class A (a)	124,700	101,678
		2,123,483
AIR FREIGHT & LOGISTICS — 0.7%
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (c)	58,800	72,726
JD Logistics, Inc. (a) (c)	402,400	409,781
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	5,600	35,318
SF Holding Co. Ltd. Class A	113,400	567,593
Sinotrans Ltd. Class H	507,000	247,461
STO Express Co. Ltd. Class A (a)	16,571	19,195
YTO Express Group Co. Ltd. Class A	124,600	259,826
Yunda Holding Co. Ltd. Class A	67,058	66,315
ZTO Express Cayman, Inc. ADR	90,869	1,902,797
		3,581,012
AIRLINES — 0.3%
Air China Ltd. Class A (a)	372,600	374,632
Air China Ltd. Class H (a)	174,000	84,483
China Eastern Airlines Corp. Ltd. Class A (a)	442,700	222,557
China Eastern Airlines Corp. Ltd. Class H (a) (b)	136,000	33,885
China Southern Airlines Co. Ltd. Class A (a)	277,300	213,883
China Southern Airlines Co. Ltd. Class H (a) (b)	464,000	166,594
Hainan Airlines Holding Co. Ltd. Class A (a)	563,500	106,330
Juneyao Airlines Co. Ltd. Class A (a)	44,000	72,178
Security Description	Shares	Value
Spring Airlines Co. Ltd. Class A (a)	17,400	$ 131,811
		1,406,353
AUTO COMPONENTS — 0.6%
Bethel Automotive Safety Systems Co. Ltd. Class A	6,000	45,171
CALB Group Co. Ltd. (a) (c)	42,700	79,110
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	5,800	112,942
China First Capital Group Ltd. (a)	431,600	2,096
Fuyao Glass Industry Group Co. Ltd. Class A	79,300	469,111
Fuyao Glass Industry Group Co. Ltd. Class H (c)	87,200	438,983
Hesai Group ADR (a) (b)	10,127	51,243
Huayu Automotive Systems Co. Ltd. Class A	83,600	189,529
Huizhou Desay Sv Automotive Co. Ltd. Class A	6,500	112,804
IKD Co. Ltd. Class A	26,800	70,318
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	14,600	87,434
Kandi Technologies Group, Inc. (a) (b)	11,594	24,579
Keboda Technology Co. Ltd. Class A	7,300	61,574
Minth Group Ltd.	118,000	186,353
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	39,700	71,905
Ningbo Joyson Electronic Corp. Class A	52,600	121,857
Ningbo Tuopu Group Co. Ltd. Class A	20,400	179,712
Ningbo Xusheng Group Co. Ltd. Class A	30,620	58,411
Sailun Group Co. Ltd. Class A	72,300	145,090
Shandong Linglong Tyre Co. Ltd. Class A	81,700	234,734
Shenzhen Kedali Industry Co. Ltd. Class A	5,900	66,067
Tianneng Power International Ltd. (b)	168,000	157,343
Wencan Group Co. Ltd. Class A	8,300	30,958
Zhejiang Shuanghuan Driveline Co. Ltd. Class A	20,500	65,167
		3,062,491
AUTOMOBILES — 3.8%
AIMA Technology Group Co. Ltd. Class A	21,150	90,451
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	67,200	155,773
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	225,600	235,220
BAIC Motor Corp. Ltd. Class H (c)	61,900	16,925
Beiqi Foton Motor Co. Ltd. Class A (a)	312,200	117,391

See accompanying notes to financial statements.
158

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Brilliance China Automotive Holdings Ltd.	526,000	$ 362,923
BYD Co. Ltd. Class A	50,200	1,440,785
BYD Co. Ltd. Class H	176,500	4,546,429
China Automotive Engineering Research Institute Co. Ltd. Class A	46,800	122,086
Chongqing Changan Automobile Co. Ltd. Class A	211,752	500,769
Dongfeng Motor Group Co. Ltd. Class H	457,300	191,066
Geely Automobile Holdings Ltd.	1,113,000	1,314,021
Great Wall Motor Co. Ltd. Class A	37,000	116,294
Great Wall Motor Co. Ltd. Class H (b)	526,000	584,710
Guangzhou Automobile Group Co. Ltd. Class A	65,700	80,627
Guangzhou Automobile Group Co. Ltd. Class H	749,691	307,484
Haima Automobile Co. Ltd. Class A (a)	181,600	108,554
IAT Automobile Technology Co. Ltd. Class A (a)	35,600	64,822
Li Auto, Inc. Class A (a)	242,800	3,763,091
Lifan Technology Group Co. Ltd. Class A (a)	266,500	116,358
NIO, Inc. ADR (a)	303,003	1,363,513
Niu Technologies ADR (a) (b)	20,181	33,904
SAIC Motor Corp. Ltd. Class A	259,479	534,297
Seres Group Co. Ltd. Class A (a)	32,100	401,007
XPeng, Inc. Class A (a) (b)	240,800	987,636
Yadea Group Holdings Ltd. (c)	212,000	343,471
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (c)	32,500	109,005
Zotye Automobile Co. Ltd. Class A (a)	166,400	55,005
		18,063,617
BANKS — 10.4%
Agricultural Bank of China Ltd. Class A	2,657,500	1,526,331
Agricultural Bank of China Ltd. Class H	6,297,000	2,655,112
Bank of Beijing Co. Ltd. Class A	326,000	253,691
Bank of Chengdu Co. Ltd. Class A	147,200	274,312
Bank of China Ltd. Class A	999,000	602,669
Bank of China Ltd. Class H	17,595,700	7,261,799
Bank of Chongqing Co. Ltd. Class H	320,000	176,223
Bank of Communications Co. Ltd. Class A	502,100	432,225
Bank of Communications Co. Ltd. Class H	4,563,824	2,997,279
Bank of Hangzhou Co. Ltd. Class A	201,900	307,561
Bank of Jiangsu Co. Ltd. Class A	367,100	396,406
Bank of Nanjing Co. Ltd. Class A	227,100	282,452
Bank of Ningbo Co. Ltd. Class A	139,410	399,774
Security Description	Shares	Value
Bank of Shanghai Co. Ltd. Class A	319,600	$ 295,372
Bank of Zhengzhou Co. Ltd. Class A (a)	518,160	142,022
China Bohai Bank Co. Ltd. Class H (a) (c)	602,000	78,457
China CITIC Bank Corp. Ltd. Class H	2,110,471	1,124,477
China Construction Bank Corp. Class H	20,498,623	12,362,374
China Everbright Bank Co. Ltd. Class A	896,400	385,208
China Everbright Bank Co. Ltd. Class H	412,000	118,444
China Merchants Bank Co. Ltd. Class A	424,400	1,881,052
China Merchants Bank Co. Ltd. Class H	632,235	2,500,198
China Minsheng Banking Corp. Ltd. Class A	93,800	52,453
China Minsheng Banking Corp. Ltd. Class H (b)	2,011,759	696,595
Chongqing Rural Commercial Bank Co. Ltd. Class H	797,000	329,943
CNPC Capital Co. Ltd. Class A	212,100	164,178
Huaxia Bank Co. Ltd. Class A	104,600	93,213
Industrial & Commercial Bank of China Ltd. Class A	1,566,100	1,132,448
Industrial & Commercial Bank of China Ltd. Class H	14,834,789	7,468,146
Industrial Bank Co. Ltd. Class A	428,300	958,608
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	248,500	240,614
Ping An Bank Co. Ltd. Class A	444,200	641,791
Postal Savings Bank of China Co. Ltd. Class A	734,700	481,677
Postal Savings Bank of China Co. Ltd. Class H (c)	1,400,000	731,622
Shanghai Pudong Development Bank Co. Ltd. Class A	502,370	496,115
		49,940,841
BEVERAGES — 3.2%
Anhui Gujing Distillery Co. Ltd. Class A	13,200	477,137
Anhui Kouzi Distillery Co. Ltd. Class A	22,400	124,643
Anhui Yingjia Distillery Co. Ltd. Class A	12,000	107,763
Beijing Shunxin Agriculture Co. Ltd. Class A (a)	22,500	55,565
Beijing Yanjing Brewery Co. Ltd. Class A	153,300	193,832
China Huiyuan Juice Group Ltd. (a) (d)	701,000	—
China Resources Beer Holdings Co. Ltd.	363,667	1,675,114
Chongqing Brewery Co. Ltd. Class A	15,039	133,811

See accompanying notes to financial statements.
159

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Eastroc Beverage Group Co. Ltd. Class A	8,300	$ 215,297
Jiangsu King's Luck Brewery JSC Ltd. Class A	37,200	304,296
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	34,600	469,886
JiuGui Liquor Co. Ltd. Class A	6,800	53,151
Kweichow Moutai Co. Ltd. Class A	22,231	5,210,341
Luzhou Laojiao Co. Ltd. Class A	28,900	736,631
Nongfu Spring Co. Ltd. Class H (b) (c)	354,200	1,912,099
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	14,120	34,695
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	20,340	686,647
Shede Spirits Co. Ltd. Class A	8,600	91,716
Sichuan Swellfun Co. Ltd. Class A	22,000	144,507
Tsingtao Brewery Co. Ltd. Class A	21,800	252,638
Tsingtao Brewery Co. Ltd. Class H	121,000	831,769
Wuliangye Yibin Co. Ltd. Class A	72,300	1,524,590
Yantai Changyu Pioneer Wine Co. Ltd. Class A	24,200	74,996
ZJLD Group, Inc. (a) (b) (c)	104,800	145,956
		15,457,080
BIOTECHNOLOGY — 1.8%
3SBio, Inc. (c)	249,000	190,255
AIM Vaccine Co. Ltd. (a) (b)	46,400	48,200
Akeso, Inc. (a) (b) (c)	76,000	453,002
Alphamab Oncology (a) (b) (c)	69,000	39,938
Ascentage Pharma Group International (a) (c)	50,100	113,688
BeiGene Ltd. (a)	171,100	2,079,054
Beijing SL Pharmaceutical Co. Ltd. Class A	58,475	70,472
Beijing Tiantan Biological Products Corp. Ltd. Class A	50,300	176,664
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	20,281	193,972
BGI Genomics Co. Ltd. Class A	11,799	66,906
Bio-Thera Solutions Ltd. Class A (a)	28,154	143,477
Bloomage Biotechnology Corp. Ltd. Class A	5,738	44,368
CARsgen Therapeutics Holdings Ltd. (a) (b) (c)	80,500	62,125
Changchun BCHT Biotechnology Co. Ltd. Class A	13,196	80,680
Chongqing Zhifei Biological Products Co. Ltd. Class A	51,950	323,918
CStone Pharmaceuticals (a) (c)	104,500	12,551
Daan Gene Co. Ltd. Class A	97,140	110,514
Everest Medicines Ltd. (a) (c)	34,000	102,090
Gan & Lee Pharmaceuticals Co. Ltd. Class A (a)	25,300	140,083
Getein Biotech, Inc. Class A	110,628	138,658
HBM Holdings Ltd. (a) (c)	299,000	52,721
Security Description	Shares	Value
Hualan Biological Engineering, Inc. Class A	50,200	$ 136,971
I-Mab ADR (a) (b)	28,164	52,385
Imeik Technology Development Co. Ltd. Class A	7,700	358,889
InnoCare Pharma Ltd. (a) (b) (c)	111,000	65,949
Innovent Biologics, Inc. (a) (c)	266,500	1,283,730
Jacobio Pharmaceuticals Group Co. Ltd. (a) (b) (c)	39,900	8,259
JW Cayman Therapeutics Co. Ltd. (a) (b) (c)	64,000	14,965
Keymed Biosciences, Inc. (a) (b) (c)	41,500	179,756
Kintor Pharmaceutical Ltd. (a) (b) (c)	29,000	3,187
Legend Biotech Corp. ADR (a)	12,748	715,035
Lepu Biopharma Co. Ltd. Class H (a) (b) (c)	153,000	62,362
Remegen Co. Ltd. Class H (a) (b) (c)	31,000	107,539
Shanghai Haohai Biological Technology Co. Ltd. Class H (b) (c)	12,100	61,841
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	38,919	145,965
Shanghai Junshi Biosciences Co. Ltd. Class H (a) (c)	13,200	16,647
Shanghai RAAS Blood Products Co. Ltd. Class A	221,700	214,665
Shenzhen Kangtai Biological Products Co. Ltd. Class A	28,960	87,075
Sinocelltech Group Ltd. Class A (a)	12,698	71,322
Sirnaomics Ltd. (a) (c)	20,450	22,027
Walvax Biotechnology Co. Ltd. Class A	44,900	95,979
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	79,400	153,432
Zai Lab Ltd. (a) (b)	180,900	298,170
		8,799,486
BROADLINE RETAIL — 11.2%
Alibaba Group Holding Ltd.	3,130,600	28,100,180
Baozun, Inc. Class A (a)	29,200	22,311
JD.com, Inc. Class A	511,982	7,058,482
MINISO Group Holding Ltd. ADR (b)	24,698	506,309
PDD Holdings, Inc. ADR (a)	146,137	16,988,426
Vipshop Holdings Ltd. ADR	62,606	1,036,129
		53,711,837
BUILDING PRODUCTS — 0.3%
Beijing New Building Materials PLC Class A	49,300	194,269
China Lesso Group Holdings Ltd.	249,000	118,035
Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,900	33,671

See accompanying notes to financial statements.
160

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Triumph New Energy Co. Ltd. Class A (a)	35,300	$ 57,858
Xinyi Glass Holdings Ltd.	545,127	577,414
Zhejiang Weixing New Building Materials Co. Ltd. Class A	77,475	166,466
Zhuzhou Kibing Group Co. Ltd. Class A	65,300	64,667
		1,212,380
CAPITAL MARKETS — 2.1%
Bairong, Inc. (a) (c)	75,000	106,178
Beijing Compass Technology Development Co. Ltd. Class A (a)	9,900	59,669
Caitong Securities Co. Ltd. Class A	220,170	223,797
Central China Securities Co. Ltd. Class H	299,000	40,114
Changjiang Securities Co. Ltd. Class A	256,500	179,823
China Cinda Asset Management Co. Ltd. Class H	1,805,200	149,925
China CITIC Financial Asset Management Co. Ltd. Class H (a) (b) (c)	2,394,000	90,236
China Everbright Ltd.	278,000	138,175
China Galaxy Securities Co. Ltd. Class H	1,045,500	512,968
China International Capital Corp. Ltd. Class A	66,100	291,698
China International Capital Corp. Ltd. Class H (c)	219,200	259,910
China Merchants Securities Co. Ltd. Class A	239,992	457,480
CITIC Securities Co. Ltd. Class A	201,525	535,983
CITIC Securities Co. Ltd. Class H	302,850	499,175
CSC Financial Co. Ltd. Class A	79,304	239,865
Dongxing Securities Co. Ltd. Class A	165,600	179,960
East Money Information Co. Ltd. Class A	314,058	557,141
Everbright Securities Co. Ltd. Class A	113,500	254,188
GF Securities Co. Ltd. Class A	133,000	245,835
GF Securities Co. Ltd. Class H	170,000	175,725
Guosen Securities Co. Ltd. Class A	157,300	179,607
Guotai Junan International Holdings Ltd.	954,000	64,604
Guotai Junan Securities Co. Ltd. Class A	256,300	503,041
Guoyuan Securities Co. Ltd. Class A	260,840	232,085
Haitong Securities Co. Ltd. Class A	129,800	155,001
Haitong Securities Co. Ltd. Class H	516,600	246,866
Security Description	Shares	Value
Hithink RoyalFlush Information Network Co. Ltd. Class A	8,400	$ 155,982
Huatai Securities Co. Ltd. Class A	181,500	345,481
Huatai Securities Co. Ltd. Class H (c)	229,600	262,268
Huaxi Securities Co. Ltd. Class A	184,500	185,760
Industrial Securities Co. Ltd. Class A	284,500	212,775
Kingkey Financial International Holdings Ltd. (a) (b)	820,000	7,334
Noah Holdings Ltd. ADR	12,882	147,241
Orient Securities Co. Ltd. Class A	254,908	289,301
Pacific Securities Co. Ltd. Class A (a)	203,700	87,816
Shaanxi International Trust Co. Ltd. Class A	779,130	312,279
Shanxi Securities Co. Ltd. Class A	313,590	215,959
Shenwan Hongyuan Group Co. Ltd. Class A	590,910	359,735
SooChow Securities Co. Ltd. Class A	208,052	192,853
Southwest Securities Co. Ltd. Class A	401,200	211,641
Up Fintech Holding Ltd. ADR (a)	14,784	50,857
Western Securities Co. Ltd. Class A	204,300	190,219
Yangzijiang Financial Holding Ltd.	369,500	87,611
Zheshang Securities Co. Ltd. Class A	202,200	314,702
		10,208,863
CHEMICALS — 2.1%
ADAMA Ltd. Class A	193,800	151,882
Anhui Huaheng Biotechnology Co. Ltd. Class A	7,662	118,512
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	21,800	58,010
Canmax Technologies Co. Ltd. Class A	23,140	62,787
Cathay Biotech, Inc. Class A	15,548	93,283
Chengxin Lithium Group Co. Ltd. Class A	21,700	57,445
China BlueChemical Ltd. Class H	418,000	120,704
China Kings Resources Group Co. Ltd. Class A	27,700	115,525
CNGR Advanced Material Co. Ltd. Class A	9,115	65,208
COFCO Biotechnology Co. Ltd. Class A	260,600	202,438
Do-Fluoride New Materials Co. Ltd. Class A	36,860	72,599
Dongyue Group Ltd. (b)	283,000	265,410
Fufeng Group Ltd. (b)	250,000	161,951
Fujian Kuncai Material Technology Co. Ltd. Class A (a)	20,400	121,775
Ganfeng Lithium Group Co. Ltd. Class A	78,700	389,468

See accompanying notes to financial statements.
161

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	41,960	$ 128,403
Global New Material International Holdings Ltd. (a) (b)	185,000	84,860
Guangzhou Tinci Materials Technology Co. Ltd. Class A	36,180	108,534
Guizhou Chitianhua Co. Ltd. Class A (a)	531,600	153,028
Guizhou Zhongyida Co. Ltd. Class A (a)	66,100	51,165
Hangjin Technology Co. Ltd. Class A	29,800	119,111
Hangzhou Oxygen Plant Group Co. Ltd. Class A	21,000	82,578
Haohua Chemical Science & Technology Co. Ltd. Class A	23,900	108,071
Hengli Petrochemical Co. Ltd. Class A (a)	134,300	253,417
Hengyi Petrochemical Co. Ltd. Class A (a)	185,491	164,020
Hoshine Silicon Industry Co. Ltd. Class A	11,100	75,724
Huabao International Holdings Ltd. (b)	205,000	59,721
Huapont Life Sciences Co. Ltd. Class A	313,700	185,358
Hubei Feilihua Quartz Glass Co. Ltd. Class A	14,000	56,325
Hubei Xingfa Chemicals Group Co. Ltd. Class A	37,000	92,393
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	329,700	165,749
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	117,100	90,320
Jiangsu Cnano Technology Co. Ltd. Class A	9,976	29,624
Jiangsu Eastern Shenghong Co. Ltd. Class A	127,500	174,205
Jiangsu Yoke Technology Co. Ltd. Class A	20,200	148,542
Jinan Shengquan Group Share Holding Co. Ltd. Class A	35,800	92,799
KBC Corp. Ltd. Class A	3,471	23,426
LB Group Co. Ltd. Class A	112,800	286,645
Levima Advanced Materials Corp. Class A	21,100	47,167
Ningbo Shanshan Co. Ltd. Class A	40,400	64,993
Ningxia Baofeng Energy Group Co. Ltd. Class A	139,400	300,865
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	93,700	205,199
Rongsheng Petrochemical Co. Ltd. Class A	243,600	364,038
Sanwei Holding Group Co. Ltd. Class A	55,810	111,921
Satellite Chemical Co. Ltd. Class A (a)	79,536	186,779
Security Description	Shares	Value
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	4,267	$ 70,525
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	69,964	243,704
Shandong Sinocera Functional Material Co. Ltd. Class A	36,100	84,726
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	6,300	57,035
Shanghai Putailai New Energy Technology Co. Ltd. Class A	44,906	117,949
Shenzhen Capchem Technology Co. Ltd. Class A	8,000	37,463
Shenzhen Dynanonic Co. Ltd. Class A	8,060	42,030
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	11,100	59,166
Shenzhen Senior Technology Material Co. Ltd. Class A	34,579	52,723
Sichuan Development Lomon Co. Ltd. Class A	64,000	58,090
Sichuan Lutianhua Co. Ltd. Class A (a)	105,100	59,785
Sichuan Yahua Industrial Group Co. Ltd. Class A	30,900	43,922
Sinoma Science & Technology Co. Ltd. Class A	50,600	105,097
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	1,045,999	137,659
Skshu Paint Co. Ltd. Class A	9,356	41,868
Sunresin New Materials Co. Ltd. Class A	16,700	102,748
Tianqi Lithium Corp. Class A	27,900	183,146
Tianqi Lithium Corp. Class H (b)	18,400	85,576
Tongkun Group Co. Ltd. Class A (a)	137,500	253,963
Transfar Zhilian Co. Ltd. Class A	214,800	128,400
Untrade.Lumena Newmat (a) (b) (d)	89,113	—
Wanhua Chemical Group Co. Ltd. Class A	65,100	721,351
Weihai Guangwei Composites Co. Ltd. Class A	18,960	79,257
Xinxiang Chemical Fiber Co. Ltd. Class A (a)	719,900	286,556
Yunnan Energy New Material Co. Ltd. Class A	21,307	119,618
Yunnan Yuntianhua Co. Ltd. Class A	37,800	96,473
Zangge Mining Co. Ltd. Class A	25,800	105,717
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	135,800	86,039
Zhejiang Juhua Co. Ltd. Class A	93,800	302,572
Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	21,900	131,513
Zhejiang Yongtai Technology Co. Ltd. Class A	21,600	30,970

See accompanying notes to financial statements.
162

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	16,400	$ 10,978
		10,008,596
COMMERCIAL SERVICES & SUPPLIES — 0.2%
China Conch Environment Protection Holdings Ltd. (a) (b)	474,000	50,874
China Everbright Environment Group Ltd.	932,925	362,373
Hongbo Co. Ltd. Class A (a)	13,100	46,731
Shanghai M&G Stationery, Inc. Class A	44,080	214,924
Zhejiang Weiming Environment Protection Co. Ltd. Class A	38,000	95,413
Zonqing Environmental Ltd. (a) (b)	34,000	111,647
		881,962
COMMUNICATIONS EQUIPMENT — 0.6%
Addsino Co. Ltd. Class A	141,300	145,768
Beijing BDStar Navigation Co. Ltd. Class A (a)	8,100	36,013
BYD Electronic International Co. Ltd.	170,500	628,500
C Fiber Optic (a) (d)	1,131,600	—
CIG Shanghai Co. Ltd. Class A (a)	10,700	58,744
Comba Telecom Systems Holdings Ltd. (b)	768,310	52,029
Fiberhome Telecommunication Technologies Co. Ltd. Class A	23,200	57,006
Fujian Star-net Communication Co. Ltd. Class A	66,100	146,486
Guangzhou Haige Communications Group, Inc. Co. Class A	61,000	88,218
Hengtong Optic-electric Co. Ltd. Class A	46,600	78,561
Hytera Communications Corp. Ltd. Class A (a)	7,400	4,750
Suzhou TFC Optical Communication Co. Ltd. Class A	7,400	154,739
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	18,300	60,291
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	34,800	136,508
Yealink Network Technology Corp. Ltd. Class A	23,280	80,514
Zhongji Innolight Co. Ltd. Class A	17,500	372,855
ZTE Corp. Class A	80,900	305,865
ZTE Corp. Class H	161,597	322,102
		2,728,949
CONSTRUCTION & ENGINEERING — 0.8%
China Communications Services Corp. Ltd. Class H	745,600	347,723
China Conch Venture Holdings Ltd.	422,000	293,323
China Energy Engineering Corp. Ltd. Class A	342,200	98,978
Security Description	Shares	Value
China National Chemical Engineering Co. Ltd. Class A	94,600	$ 86,777
China Railway Group Ltd. Class A	298,300	279,795
China Railway Group Ltd. Class H	971,000	480,137
China State Construction Engineering Corp. Ltd. Class A	851,600	612,274
China State Construction International Holdings Ltd.	218,000	237,875
CSSC Science & Technology Co. Ltd. Class A	33,000	71,269
Metallurgical Corp. of China Ltd. Class A	626,500	295,975
Metallurgical Corp. of China Ltd. Class H	348,000	74,256
Power Construction Corp. of China Ltd. Class A	368,700	250,865
Shanghai Construction Group Co. Ltd. Class A	518,800	166,493
Sichuan Road & Bridge Group Co. Ltd. Class A	93,700	95,889
Sinoma International Engineering Co. Class A	79,400	124,124
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	195,200	89,798
Xinte Energy Co. Ltd. Class H (a) (b)	53,600	71,636
		3,677,187
CONSTRUCTION MATERIALS — 0.5%
Anhui Conch Cement Co. Ltd. Class A	61,000	186,687
Anhui Conch Cement Co. Ltd. Class H	291,000	605,316
BBMG Corp. Class H (b)	663,000	52,522
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	56,200	124,314
China Jushi Co. Ltd. Class A	191,470	276,113
China National Building Material Co. Ltd. Class H (b)	1,002,000	344,394
China Resources Building Materials Technology Holdings Ltd.	477,163	72,552
CSG Holding Co. Ltd. Class A	266,717	199,108
Huaxin Cement Co. Ltd. Class A	95,100	172,114
Sichuan Hexie Shuangma Co. Ltd. Class A (a)	65,000	137,513
Tangshan Jidong Cement Co. Ltd. Class A	3,600	2,648
		2,173,281
CONSUMER FINANCE — 0.6%
Alibaba Health Information Technology Ltd. (a) (b)	1,042,000	423,380
Dada Nexus Ltd. ADR (a) (b)	26,419	54,159
DingDong Cayman Ltd. ADR (a) (b)	26,579	32,426
FinVolution Group ADR	16,303	82,167
JD Health International, Inc. (a) (c)	222,100	786,074
Jiajiayue Group Co. Ltd. Class A	64,908	90,562

See accompanying notes to financial statements.
163

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Laobaixing Pharmacy Chain JSC Class A	37,250	$ 151,455
LexinFintech Holdings Ltd. ADR (b)	42,913	77,243
Lufax Holding Ltd. ADR	53,547	225,968
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	131,054	197,591
Qifu Technology, Inc. ADR	27,867	513,589
Qudian, Inc. ADR (a) (b)	36,290	90,725
Sun Art Retail Group Ltd. (b)	422,500	84,215
Yifeng Pharmacy Chain Co. Ltd. Class A	40,747	220,561
		3,030,115
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.0% (e)
Shenzhen Pagoda Industrial Group Corp. Ltd.	160,500	67,264
Sipai Health Technology Co. Ltd. (a)	13,200	10,153
		77,417
CONTAINERS & PACKAGING — 0.1%
CPMC Holdings Ltd.	183,000	160,168
Greatview Aseptic Packaging Co. Ltd. (a)	230,000	63,771
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	71,140	238,590
		462,529
DIVERSIFIED CONSUMER SERVICES — 1.1%
China Chunlai Education Group Co. Ltd.	67,000	41,262
China Education Group Holdings Ltd.	237,895	127,360
China Yuhua Education Corp. Ltd. (a) (c)	250,000	23,957
East Buy Holding Ltd. (a) (b) (c)	102,000	271,081
Fenbi Ltd. (a)	103,500	57,394
Fu Shou Yuan International Group Ltd.	370,000	228,814
Gaotu Techedu, Inc. ADR (a) (b)	30,607	200,476
New Oriental Education & Technology Group, Inc. (a)	313,500	2,729,849
Offcn Education Technology Co. Ltd. Class A (a)	39,100	16,102
TAL Education Group ADR (a)	98,208	1,114,661
Tianli International Holdings Ltd.	258,000	134,498
Youdao, Inc. ADR (a) (b)	4,340	17,447
Zhejiang Yasha Decoration Co. Ltd. Class A	339,900	179,772
		5,142,673
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
China Tower Corp. Ltd. Class H (c)	9,496,000	1,091,989
CITIC Telecom International Holdings Ltd.	669,000	216,263
		1,308,252
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.8%
Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A (a)	341,600	$ 265,361
Beijing Easpring Material Technology Co. Ltd. Class A	8,000	41,915
CBAK Energy Technology, Inc. (a) (b)	61,166	63,613
Contemporary Amperex Technology Co. Ltd. Class A	81,260	2,112,867
Dajin Heavy Industry Co. Ltd. Class A	21,700	64,708
Dongfang Electric Corp. Ltd. Class A	158,300	336,860
Eve Energy Co. Ltd. Class A	51,300	277,471
Fangda Carbon New Material Co. Ltd. Class A (a)	212,560	140,528
Farasis Energy Gan Zhou Co. Ltd. Class A (a)	50,130	82,372
Fullshare Holdings Ltd. (a) (b)	82,100	5,140
Ginlong Technologies Co. Ltd. Class A	8,450	69,005
Goldwind Science & Technology Co. Ltd.	220,760	81,800
Goldwind Science & Technology Co. Ltd. Class A	140,100	143,373
Goneo Group Co. Ltd. Class A	7,800	110,107
GoodWe Technologies Co. Ltd. Class A	3,296	45,347
Gotion High-tech Co. Ltd. Class A (a)	43,500	121,685
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	6,600	23,390
Henan Pinggao Electric Co. Ltd. Class A	93,200	177,789
Hoymiles Power Electronics, Inc. Class A	2,795	83,918
Jiangsu Zhongtian Technology Co. Ltd. Class A	66,400	128,586
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	37,900	49,226
JL Mag Rare-Earth Co. Ltd. Class A	40,520	86,003
Ming Yang Smart Energy Group Ltd. Class A	48,200	62,404
Nantong Jianghai Capacitor Co. Ltd. Class A	38,000	80,863
NARI Technology Co. Ltd. Class A	191,383	635,536
Ningbo Orient Wires & Cables Co. Ltd. Class A	13,600	82,588
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	10,132	38,586
Ningbo Sanxing Medical Electric Co. Ltd. Class A	60,500	228,904
Pylon Technologies Co. Ltd. Class A	2,809	33,640
Qingdao TGOOD Electric Co. Ltd. Class A	57,600	150,339

See accompanying notes to financial statements.
164

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shanghai Electric Group Co. Ltd. Class A (a)	355,100	$ 205,418
Shanghai Electric Group Co. Ltd. Class H (a)	712,000	138,280
Shanghai Liangxin Electrical Co. Ltd. Class A	34,950	36,488
Shanghai Moons' Electric Co. Ltd. Class A	13,100	105,913
Shenzhen Kstar Science & Technology Co. Ltd. Class A	22,900	73,806
Shenzhen Megmeet Electrical Co. Ltd. Class A	34,900	115,125
Shijiazhuang Shangtai Technology Co. Ltd. Class A	8,600	35,677
Sieyuan Electric Co. Ltd. Class A	23,100	185,235
Sungrow Power Supply Co. Ltd. Class A	33,900	481,858
Sunwoda Electronic Co. Ltd. Class A	37,400	70,469
TBEA Co. Ltd. Class A	118,550	247,047
Tech-Pro, Inc. (a) (b) (d)	4,481,396	—
Tellhow Sci-Tech Co. Ltd. Class A (a)	354,970	265,479
Titan Wind Energy Suzhou Co. Ltd. Class A (a)	36,700	51,205
Xiangtan Electric Manufacturing Co. Ltd. Class A (a)	61,200	111,772
Xuji Electric Co. Ltd. Class A	57,300	190,121
Zhejiang Chint Electrics Co. Ltd. Class A	79,200	219,915
Zhejiang HangKe Technology, Inc. Co. Class A	18,994	55,488
Zhejiang Narada Power Source Co. Ltd. Class A (a)	37,100	58,151
Zhuhai CosMX Battery Co. Ltd. Class A	42,744	75,181
		8,546,552
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
AAC Technologies Holdings, Inc.	166,745	559,265
Accelink Technologies Co. Ltd. Class A	31,700	168,184
Anxin-China Holdings Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co. Ltd. Class A	49,800	162,013
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	6,100	28,566
BOE Technology Group Co. Ltd. Class A	953,300	529,144
Castech, Inc. Class A	26,700	100,248
CETC Cyberspace Security Technology Co. Ltd. Class A	42,800	114,893
Chaozhou Three-Circle Group Co. Ltd. Class A	52,000	178,051
China Railway Signal & Communication Corp. Ltd. Class A	314,737	237,991
Security Description	Shares	Value
China Zhenhua Group Science & Technology Co. Ltd. Class A	16,000	$ 120,302
Eoptolink Technology, Inc. Ltd. Class A	6,500	60,851
Foxconn Industrial Internet Co. Ltd. Class A	270,500	873,674
GoerTek, Inc. Class A	96,200	209,217
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	20,700	97,307
Hebei Sinopack Electronic Technology Co. Ltd. Class A (a)	6,200	56,309
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	35,800	71,103
Hollysys Automation Technologies Ltd. (a) (b)	13,486	344,972
Huagong Tech Co. Ltd. Class A	34,800	151,750
IRICO Display Devices Co. Ltd. Class A (a)	154,300	153,229
Kingboard Holdings Ltd.	176,499	359,924
Kingboard Laminates Holdings Ltd. (b)	189,500	140,192
Lens Technology Co. Ltd. Class A	124,400	232,166
Lingyi iTech Guangdong Co. Class A	180,600	135,567
Luxshare Precision Industry Co. Ltd. Class A	146,463	600,142
Maxscend Microelectronics Co. Ltd. Class A	11,853	164,039
OFILM Group Co. Ltd. Class A (a)	119,600	165,718
Raytron Technology Co. Ltd. Class A	19,578	107,592
Sai Micro Electronics, Inc. Class A (a)	41,000	111,530
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	3,872	150,450
Shengyi Technology Co. Ltd. Class A	70,000	169,109
Shennan Circuits Co. Ltd. Class A	22,720	277,131
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	78,900	131,167
Shenzhen Infinova Ltd. Class A (a)	52,300	50,929
Shenzhen Kaifa Technology Co. Ltd. Class A	60,400	114,221
Shenzhen Kinwong Electronic Co. Ltd. Class A	51,500	139,312
Shenzhen SED Industry Co. Ltd. Class A	31,700	80,468
Sunny Optical Technology Group Co. Ltd.	153,000	780,986
SUPCON Technology Co. Ltd. Class A	26,866	171,548
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	81,800	163,140
TCL Technology Group Corp. Class A	562,630	361,117
Tianma Microelectronics Co. Ltd. Class A (a)	128,000	144,741

See accompanying notes to financial statements.
165

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Unisplendour Corp. Ltd. Class A (a)	79,476	$ 240,276
Universal Scientific Industrial Shanghai Co. Ltd. Class A	95,600	180,656
Victory Giant Technology Huizhou Co. Ltd. Class A	34,700	116,999
Visionox Technology, Inc. Class A (a)	95,400	101,833
Wasion Holdings Ltd.	212,000	153,316
Wingtech Technology Co. Ltd. Class A (a)	37,400	188,484
Wuhan Guide Infrared Co. Ltd. Class A	262,053	261,678
Wuhan Huazhong Numerical Control Co. Ltd. Class A	10,500	43,097
Wuhan Jingce Electronic Group Co. Ltd. Class A	6,600	66,233
WUS Printed Circuit Kunshan Co. Ltd. Class A	50,210	210,649
XGD, Inc. Class A	24,900	74,044
Xiamen Faratronic Co. Ltd. Class A	6,300	86,269
Zhejiang Dahua Technology Co. Ltd. Class A	83,300	213,631
		10,905,423
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group (a)	718,000	37,155
China Oilfield Services Ltd. Class H	455,900	524,261
China Petroleum Engineering Corp. Class A	196,600	84,485
COFCO Capital Holdings Co. Ltd. Class A	81,200	82,873
Offshore Oil Engineering Co. Ltd. Class A	152,200	133,534
Shandong Molong Petroleum Machinery Co. Ltd. Class A (a)	207,612	96,937
Sinopec Oilfield Service Corp. Class H (a)	1,042,000	62,575
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	34,600	141,633
		1,163,453
ENTERTAINMENT — 2.8%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	54,800	133,143
Alibaba Pictures Group Ltd. (a)	3,790,000	220,336
Beijing Enlight Media Co. Ltd. Class A	104,400	148,539
Bilibili, Inc. Class Z (a) (b)	51,880	585,323
China Film Co. Ltd. Class A (a)	79,300	133,361
Cloud Music, Inc. (a) (b) (c)	14,550	171,872
CTEG (a) (b) (d)	1,980,400	—
DouYu International Holdings Ltd. ADR (a) (b)	3,442	22,685
G-bits Network Technology Xiamen Co. Ltd. Class A	4,246	115,133
Security Description	Shares	Value
Giant Network Group Co. Ltd. Class A	84,200	$ 141,949
HUYA, Inc. ADR (a)	28,047	127,614
iDreamSky Technology Holdings Ltd. (a) (b) (c)	199,200	65,157
iQIYI, Inc. ADR (a)	104,486	441,976
Kingnet Network Co. Ltd. Class A	64,200	98,947
Kingsoft Corp. Ltd.	218,400	672,519
Kunlun Tech Co. Ltd. Class A (a)	20,500	114,748
Mango Excellent Media Co. Ltd. Class A	45,366	152,899
Maoyan Entertainment (a) (c)	99,600	121,661
NetDragon Websoft Holdings Ltd.	80,500	112,731
NetEase, Inc.	362,600	7,542,536
Perfect World Co. Ltd. Class A	63,800	93,586
Star CM Holdings Ltd. (a)	19,800	18,519
Talkweb Information System Co. Ltd. Class A (a)	20,300	42,527
Tencent Music Entertainment Group ADR (a)	137,437	1,537,920
Wanda Film Holding Co. Ltd. Class A (a)	96,700	202,846
XD, Inc. (a) (b)	50,800	103,204
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	238,812	156,568
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	41,500	64,076
		13,342,375
FINANCIAL SERVICES — 0.1%
AVIC Industry-Finance Holdings Co. Ltd. Class A	364,700	150,694
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	17,589,376	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	17,798,900	—
Far East Horizon Ltd. (b)	453,000	335,708
Hi Sun Technology China Ltd. (a)	615,000	39,290
Yeahka Ltd. (a) (b)	27,600	42,953
		568,645
FOOD PRODUCTS — 1.7%
Anjoy Foods Group Co. Ltd. Class A	8,792	100,461
Ausnutria Dairy Corp. Ltd.	26,900	8,077
China Feihe Ltd. (c)	661,000	310,802
China Huishan Dairy Holdings Co. Ltd. (a) (d)	2,729,000	—
China Mengniu Dairy Co. Ltd.	658,220	1,412,913
COFCO Joycome Foods Ltd. (a) (b)	397,000	84,204
Foshan Haitian Flavouring & Food Co. Ltd. Class A	108,973	594,065
Fujian Sunner Development Co. Ltd. Class A	67,300	143,955
Guangdong Haid Group Co. Ltd. Class A	52,000	308,330

See accompanying notes to financial statements.
166

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Health & Happiness H&H International Holdings Ltd.	38,000	$ 50,981
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	32,700	112,732
Henan Shuanghui Investment & Development Co. Ltd. Class A	81,400	289,033
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	163,600	626,648
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (a)	37,693	129,167
Juewei Food Co. Ltd. Class A	7,300	19,325
Muyuan Foods Co. Ltd. Class A	115,846	670,944
New Hope Liuhe Co. Ltd. Class A (a)	112,200	144,801
Tingyi Cayman Islands Holding Corp.	403,844	442,727
Toly Bread Co. Ltd. Class A	80,280	68,776
Uni-President China Holdings Ltd.	352,400	250,799
Want Want China Holdings Ltd.	1,081,933	638,672
Weilong Delicious Global Holdings Ltd. (b)	75,800	54,140
Wens Foodstuffs Group Co. Ltd. Class A	112,000	286,001
WH Group Ltd. (c)	1,760,183	1,160,494
Yihai International Holding Ltd.	111,000	210,187
Yihai Kerry Arawana Holdings Co. Ltd. Class A	24,700	102,673
		8,220,907
GAS UTILITIES — 0.5%
Beijing Enterprises Holdings Ltd.	84,500	245,086
China Gas Holdings Ltd.	602,600	543,587
China Resources Gas Group Ltd.	197,200	628,655
Chongqing Gas Group Corp. Ltd. Class A	106,500	88,305
ENN Natural Gas Co. Ltd. Class A	41,100	108,405
Kunlun Energy Co. Ltd.	823,400	687,004
		2,301,042
GROUND TRANSPORTATION — 0.5%
ANE Cayman, Inc. (a)	129,000	81,589
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	811,900	558,011
Canggang Railway Ltd.	400,000	47,020
China High Speed Railway Technology Co. Ltd. Class A (a)	518,554	172,127
Daqin Railway Co. Ltd. Class A	223,503	225,338
Full Truck Alliance Co. Ltd. ADR (a) (b)	144,824	1,052,870
Guangshen Railway Co. Ltd. Class H (a)	684,000	154,691
		2,291,646
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
AK Medical Holdings Ltd. (b) (c)	94,000	59,092
Angelalign Technology, Inc. (b) (c)	15,600	149,892
APT Medical, Inc. Class A	1,580	91,718
Security Description	Shares	Value
Autobio Diagnostics Co. Ltd. Class A	21,200	$ 166,408
Intco Medical Technology Co. Ltd. Class A	35,560	109,613
iRay Technology Co. Ltd. Class A	1,577	48,278
Jafron Biomedical Co. Ltd. Class A	8,855	26,649
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	41,282	193,776
Lifetech Scientific Corp. (a) (b)	448,000	100,746
Microport Cardioflow Medtech Corp. (a) (b) (c)	56,000	8,085
Microport Scientific Corp. (a)	165,911	139,276
Ovctek China, Inc. Class A	21,500	53,036
Peijia Medical Ltd. (a) (c)	58,000	27,123
Qingdao Haier Biomedical Co. Ltd. Class A	9,370	36,536
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	607,200	378,605
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	52,500	90,156
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	21,800	840,395
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	19,100	177,020
Sinocare, Inc. Class A	29,300	83,335
Sonoscape Medical Corp. Class A	19,100	99,046
Venus MedTech Hangzhou, Inc. Class H (a) (c)	41,000	29,441
		2,908,226
HEALTH CARE PROVIDERS & SERVICES — 0.8%
Aier Eye Hospital Group Co. Ltd. Class A	200,245	354,684
Chengdu Bright Eye Hospital Co. Ltd. Class A	6,600	49,715
China Meheco Co. Ltd. Class A	35,100	52,405
China National Accord Medicines Corp. Ltd. Class A	40,120	166,936
China Resources Medical Holdings Co. Ltd.	253,500	126,970
ClouDr Group Ltd. (a) (b)	105,500	35,048
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	49,400	194,936
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	62,000	152,417
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	7,700	60,027
Gushengtang Holdings Ltd. (b)	23,800	132,586
Huadong Medicine Co. Ltd. Class A	51,800	219,175
Hygeia Healthcare Holdings Co. Ltd. (b) (c)	73,400	299,173
Jinxin Fertility Group Ltd. (a) (b) (c)	473,000	146,860

See accompanying notes to financial statements.
167

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Jointown Pharmaceutical Group Co. Ltd. Class A	219,804	$ 241,287
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	143,100	98,745
New Horizon Health Ltd. (a) (b) (c)	51,000	92,141
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	237,400	342,763
Sinopharm Group Co. Ltd. Class H	298,000	763,424
Topchoice Medical Corp. Class A (a)	8,800	73,451
		3,602,743
HEALTH CARE TECHNOLOGY — 0.0% (e)
Winning Health Technology Group Co. Ltd. Class A	126,200	126,193
Yidu Tech, Inc. (a) (c)	79,400	40,682
		166,875
HOTELS, RESTAURANTS & LEISURE — 4.9%
Atour Lifestyle Holdings Ltd. ADR	3,230	57,946
China Travel International Investment Hong Kong Ltd.	1,356,000	226,969
H World Group Ltd.	301,400	1,166,866
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	815,000	80,183
Haidilao International Holding Ltd. (c)	358,000	807,809
Helens International Holdings Co. Ltd.	94,500	39,000
Jiumaojiu International Holdings Ltd. (b) (c)	208,000	149,892
Meituan Class B (a) (c)	911,081	11,268,537
Nayuki Holdings Ltd. (a) (b)	135,500	46,053
Shanghai Jinjiang International Hotels Co. Ltd. Class A	43,910	173,695
Songcheng Performance Development Co. Ltd. Class A	108,400	151,991
Tongcheng Travel Holdings Ltd. (a)	216,507	571,251
TravelSky Technology Ltd. Class H	230,000	278,594
Trip.com Group Ltd. (a)	115,975	5,115,291
Xiabuxiabu Catering Management China Holdings Co. Ltd. (b) (c)	189,000	38,397
Yum China Holdings, Inc.	87,201	3,469,728
		23,642,202
HOUSEHOLD DURABLES — 1.0%
Beijing Roborock Technology Co. Ltd. Class A	2,631	123,907
Chervon Holdings Ltd. (b)	28,200	70,838
Ecovacs Robotics Co. Ltd. Class A	6,400	31,355
Edifier Technology Co. Ltd. Class A	35,900	63,539
Gree Electric Appliances, Inc. of Zhuhai Class A	96,300	519,938
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	15,700	35,528
Security Description	Shares	Value
Haier Smart Home Co. Ltd. Class A	132,500	$ 457,702
Haier Smart Home Co. Ltd. Class H	453,200	1,410,016
Hang Zhou Great Star Industrial Co. Ltd. Class A	43,900	147,897
Hangzhou Robam Appliances Co. Ltd. Class A	44,300	146,133
Hisense Home Appliances Group Co. Ltd. Class H (b)	76,000	236,455
Hisense Visual Technology Co. Ltd. Class A	38,600	125,682
Jason Furniture Hangzhou Co. Ltd. Class A	26,440	132,557
Joyoung Co. Ltd. Class A	79,554	120,201
JS Global Lifestyle Co. Ltd. (c)	184,500	33,946
KingClean Electric Co. Ltd. Class A	38,960	120,952
Oppein Home Group, Inc. Class A	19,080	168,610
Shenzhen MTC Co. Ltd. Class A	333,300	229,074
Sichuan Changhong Electric Co. Ltd. Class A	166,000	125,293
Skyworth Group Ltd.	423,793	160,281
Zhejiang Supor Co. Ltd. Class A	25,665	202,198
		4,662,102
HOUSEHOLD PRODUCTS — 0.0% (e)
Blue Moon Group Holdings Ltd. (c)	209,000	53,409
Vinda International Holdings Ltd.	61,000	182,771
		236,180
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.8%
Beijing Jingneng Clean Energy Co. Ltd. Class H	546,000	121,388
CGN New Energy Holdings Co. Ltd.	254,000	67,180
CGN Power Co. Ltd. Class H (c)	2,575,000	763,309
China Datang Corp. Renewable Power Co. Ltd. Class H	620,000	127,542
China Longyuan Power Group Corp. Ltd. Class H	774,000	541,947
China National Nuclear Power Co. Ltd. Class A	329,200	405,810
China Power International Development Ltd. (b)	1,105,000	453,213
China Resources Power Holdings Co. Ltd.	436,092	1,017,452
China Three Gorges Renewables Group Co. Ltd. Class A	488,700	315,012
China Yangtze Power Co. Ltd. Class A	456,100	1,561,083
Concord New Energy Group Ltd.	2,320,000	183,787
Datang International Power Generation Co. Ltd. Class H (b)	1,018,287	178,249
GCL Energy Technology Co. Ltd. Class A	65,900	95,577
GD Power Development Co. Ltd. Class A	313,000	215,984

See accompanying notes to financial statements.
168

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Guangdong Electric Power Development Co. Ltd. Class A (a)	119,400	$ 81,734
Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,008,001	327,652
Huadian Power International Corp. Ltd. Class H	602,000	322,289
Huaneng Power International, Inc. Class A (a)	78,400	98,804
Huaneng Power International, Inc. Class H (a)	994,129	585,570
SDIC Power Holdings Co. Ltd. Class A	124,000	254,135
Shanghai Electric Power Co. Ltd. Class A	66,700	77,904
Shenergy Co. Ltd. Class A	149,000	158,637
Sichuan Chuantou Energy Co. Ltd. Class A	195,400	446,758
Sichuan New Energy Power Co. Ltd. Class A (a)	37,800	54,302
Xinyi Energy Holdings Ltd. (b)	447,655	63,489
Zhejiang Zheneng Electric Power Co. Ltd. Class A (a)	327,900	294,010
		8,812,817
INDUSTRIAL CONGLOMERATES — 0.3%
Beijing Aerospace Changfeng Co. Ltd. Class A	126,700	152,520
China Baoan Group Co. Ltd. Class A	51,300	74,261
CITIC Ltd.	986,000	947,392
CITIC Resources Holdings Ltd.	1,290,000	67,579
Shanghai Industrial Holdings Ltd.	227,000	300,484
		1,542,236
INSURANCE — 2.9%
China Life Insurance Co. Ltd. Class A	100,100	392,933
China Life Insurance Co. Ltd. Class H	1,521,040	1,824,910
China Pacific Insurance Group Co. Ltd. Class A	140,200	436,797
China Pacific Insurance Group Co. Ltd. Class H	507,600	888,541
China Reinsurance Group Corp. Class H	791,000	52,555
China Taiping Insurance Holdings Co. Ltd.	361,491	316,390
Fanhua, Inc. ADR (a) (b)	9,554	45,381
Hubei Biocause Pharmaceutical Co. Ltd. Class A	240,300	81,089
New China Life Insurance Co. Ltd. Class A	38,100	158,269
New China Life Insurance Co. Ltd. Class H	194,700	344,798
People's Insurance Co. Group of China Ltd. Class A	186,600	131,589
People's Insurance Co. Group of China Ltd. Class H	1,466,000	468,284
Security Description	Shares	Value
PICC Property & Casualty Co. Ltd. Class H	1,410,287	$ 1,859,612
Ping An Insurance Group Co. of China Ltd. Class A	225,300	1,262,666
Ping An Insurance Group Co. of China Ltd. Class H	1,268,600	5,357,120
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (c)	121,000	193,255
		13,814,189
INTERACTIVE MEDIA & SERVICES — 13.1%
Autohome, Inc. ADR	14,473	379,482
Baidu, Inc. Class A (a)	476,150	6,248,121
China Metal Recycling Holdings Ltd. (a) (b) (d)	268,085	—
Hello Group, Inc. ADR	33,094	205,514
JOYY, Inc. ADR	11,436	351,657
Kanzhun Ltd. ADR	71,198	1,248,101
Kuaishou Technology (a) (c)	532,100	3,334,782
Meitu, Inc. (b) (c)	619,000	259,418
Sohu.com Ltd. ADR (a)	7,923	83,746
Tencent Holdings Ltd.	1,306,115	50,699,581
Weibo Corp. ADR	14,931	135,723
Zhihu, Inc. ADR (a) (b)	109,872	75,141
		63,021,266
IT SERVICES — 0.3%
Beijing Ultrapower Software Co. Ltd. Class A	30,800	40,343
China TransInfo Technology Co. Ltd. Class A (a)	96,900	142,005
Chinasoft International Ltd.	638,000	384,767
Digital China Group Co. Ltd. Class A	25,500	109,194
Digital China Holdings Ltd.	196,000	74,629
GDS Holdings Ltd. Class A (a) (b)	213,600	173,851
INESA Intelligent Tech, Inc. Class A	51,600	94,453
Isoftstone Information Technology Group Co. Ltd. Class A (a)	22,800	147,281
Kingsoft Cloud Holdings Ltd. (a) (b)	404,000	85,689
Taiji Computer Corp. Ltd. Class A	23,300	79,716
Vnet Group, Inc. ADR (a) (b)	30,305	46,973
		1,378,901
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A (a)	79,300	81,699
Shanghai Yaoji Technology Co. Ltd. Class A	21,300	68,062
Zhejiang Cfmoto Power Co. Ltd. Class A	8,000	131,100
		280,861
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Genscript Biotech Corp. (a) (b)	222,000	411,298
Hangzhou Tigermed Consulting Co. Ltd. Class A	30,800	221,654

See accompanying notes to financial statements.
169

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Hangzhou Tigermed Consulting Co. Ltd. Class H (b) (c)	7,000	$ 26,474
Joinn Laboratories China Co. Ltd. Class A	21,229	54,181
Maccura Biotechnology Co. Ltd. Class A	13,700	23,644
Pharmaron Beijing Co. Ltd. Class A	64,500	181,496
Pharmaron Beijing Co. Ltd. Class H (c)	7,750	9,486
Shanghai Medicilon, Inc. Class A	2,670	15,445
Viva Biotech Holdings (a) (c)	115,500	7,969
WuXi AppTec Co. Ltd. Class A	79,484	514,866
WuXi AppTec Co. Ltd. Class H (c)	52,500	248,868
Wuxi Biologics Cayman, Inc. (a) (c)	763,500	1,395,020
		3,110,401
MACHINERY — 1.9%
Anhui Heli Co. Ltd. Class A	38,200	102,177
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	20,800	30,683
China CSSC Holdings Ltd. Class A	97,700	465,597
China International Marine Containers Group Co. Ltd. Class H	238,990	203,982
CIMC Enric Holdings Ltd.	214,000	217,652
CRRC Corp. Ltd. Class A	727,100	662,966
CRRC Corp. Ltd. Class H	372,000	200,581
Dongguan Yiheda Automation Co. Ltd. Class A	19,400	68,190
First Tractor Co. Ltd. Class H	228,000	177,705
Haitian International Holdings Ltd.	152,000	441,835
Hangcha Group Co. Ltd. Class A	36,900	135,191
Han's Laser Technology Industry Group Co. Ltd. Class A	50,100	128,210
Hefei Meiya Optoelectronic Technology, Inc. Class A	78,480	206,458
Jiangsu Hengli Hydraulic Co. Ltd. Class A	36,996	256,665
Keda Industrial Group Co. Ltd. Class A	49,700	70,644
Leader Harmonious Drive Systems Co. Ltd. Class A	5,194	86,798
Lonking Holdings Ltd.	951,000	173,761
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	7,200	23,324
Ningbo Deye Technology Co. Ltd. Class A	6,180	80,131
North Industries Group Red Arrow Co. Ltd. Class A	27,800	48,513
RongFa Nuclear Equipment Co. Ltd. Class A (a)	78,100	48,299
Sany Heavy Equipment International Holdings Co. Ltd.	211,000	135,608
Sany Heavy Industry Co. Ltd. Class A	203,018	404,056
Security Description	Shares	Value
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	22,200	$ 107,906
Shannon Semiconductor Technology Co. Ltd. Class A	19,800	107,121
Shenzhen Inovance Technology Co. Ltd. Class A	51,050	423,495
Siasun Robot & Automation Co. Ltd. Class A (a)	74,500	116,464
Sinotruk Hong Kong Ltd.	122,000	299,605
Weichai Power Co. Ltd. Class H	485,680	925,879
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	30,800	100,964
XCMG Construction Machinery Co. Ltd. Class A	371,100	317,411
Xi'an Bright Laser Technologies Co. Ltd. Class A	7,201	80,774
Yangzijiang Shipbuilding Holdings Ltd.	612,400	866,689
Yantai Eddie Precision Machinery Co. Ltd. Class A	12,400	27,241
Yutong Bus Co. Ltd. Class A	67,000	173,305
Zhejiang Dingli Machinery Co. Ltd. Class A	17,300	133,627
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	68,900	227,851
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	52,000	100,771
Zhuzhou CRRC Times Electric Co. Ltd. Class H	135,400	429,048
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	523,600	324,471
		9,131,648
MARINE — 0.5%
Antong Holdings Co. Ltd. Class A (a)	344,600	103,944
COSCO SHIPPING Holdings Co. Ltd. Class A	57,100	81,634
COSCO SHIPPING Holdings Co. Ltd. Class H	859,577	903,899
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	119,100	94,323
Hainan Strait Shipping Co. Ltd. Class A	147,300	131,873
Orient Overseas International Ltd.	29,500	352,427
Shanghai Zhonggu Logistics Co. Ltd. Class A	81,000	100,408
SITC International Holdings Co. Ltd.	303,000	553,622
Xingtong Shipping Co. Ltd. Class A	31,300	58,372
		2,380,502
MEDIA — 0.4%
Bluefocus Intelligent Communications Group Co. Ltd. Class A (a)	94,800	94,142
China Literature Ltd. (a) (c)	98,000	327,441

See accompanying notes to financial statements.
170

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
China Publishing & Media Co. Ltd. Class A	55,700	$ 62,985
China Science Publishing & Media Ltd. Class A	21,200	74,138
China South Publishing & Media Group Co. Ltd. Class A	38,056	66,201
Chinese Universe Publishing & Media Group Co. Ltd. Class A	34,600	73,342
COL Group Co. Ltd. Class A (a)	22,700	88,825
Flowing Cloud Technology Ltd. (a)	379,000	34,866
Focus Media Information Technology Co. Ltd. Class A	346,600	310,300
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	85,200	129,788
NanJi E-Commerce Co. Ltd. Class A (a)	209,000	86,935
People.cn Co. Ltd. Class A	24,600	90,365
Shandong Publishing & Media Co. Ltd. Class A	123,513	186,450
Southern Publishing & Media Co. Ltd. Class A	37,700	81,783
Wasu Media Holding Co. Ltd. Class A	180,700	215,285
Xinhua Winshare Publishing & Media Co. Ltd. Class H	136,000	142,317
Xinhuanet Co. Ltd. Class A	20,200	66,439
		2,131,602
METALS & MINING — 2.8%
Aluminum Corp. of China Ltd. Class H	1,192,000	756,951
Angang Steel Co. Ltd. Class H	707,435	117,507
Anhui Honglu Steel Construction Group Co. Ltd. Class A	34,630	72,070
Baoshan Iron & Steel Co. Ltd. Class A	569,700	507,680
China Hongqiao Group Ltd. (b)	481,000	540,833
China Nonferrous Mining Corp. Ltd.	207,000	172,975
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	97,200	255,571
China Rare Earth Resources & Technology Co. Ltd. Class A	27,100	100,780
China Zhongwang Holdings Ltd. (a) (b) (d)	1,029,600	—
Chongqing Iron & Steel Co. Ltd. Class A (a)	823,500	145,182
Citic Pacific Special Steel Group Co. Ltd. Class A	63,500	129,180
CMOC Group Ltd. Class A	503,400	566,467
CMOC Group Ltd. Class H	666,000	565,889
GEM Co. Ltd. Class A	129,800	105,837
Guangdong HEC Technology Holding Co. Ltd. Class A (a)	158,900	189,750
Guangdong Hongda Holdings Group Co. Ltd. Class A	49,300	131,527
Guocheng Mining Co. Ltd. Class A	66,400	104,350
Security Description	Shares	Value
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	65,500	$ 174,747
Hunan Valin Steel Co. Ltd. Class A	149,600	105,909
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	1,229,800	269,322
Inner Mongolia ERDOS Resources Co. Ltd. Class A	55,820	83,033
JCHX Mining Management Co. Ltd. Class A	20,200	146,066
Jiangxi Copper Co. Ltd. Class H	365,000	622,134
Jinduicheng Molybdenum Co. Ltd. Class A	81,000	124,840
Maanshan Iron & Steel Co. Ltd. Class A	548,300	182,001
Maanshan Iron & Steel Co. Ltd. Class H	84,000	12,128
MMG Ltd. (a) (b)	820,000	321,653
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	327,900	136,392
Shandong Gold Mining Co. Ltd. Class A	168,620	607,556
Shandong Nanshan Aluminum Co. Ltd. Class A	256,000	118,825
Shanxi Meijin Energy Co. Ltd. Class A (a)	171,500	151,412
Shanxi Taigang Stainless Steel Co. Ltd. Class A	142,200	69,333
Shenghe Resources Holding Co. Ltd. Class A	47,100	61,759
Shougang Fushan Resources Group Ltd.	903,422	309,358
Sinomine Resource Group Co. Ltd. Class A	10,320	51,768
Tiangong International Co. Ltd.	186,000	39,213
Tianshan Aluminum Group Co. Ltd. Class A	99,300	87,396
Western Superconducting Technologies Co. Ltd. Class A	13,434	68,832
Xiamen Tungsten Co. Ltd. Class A	98,900	264,809
Xinxing Ductile Iron Pipes Co. Ltd. Class A	354,400	188,417
Xizang Zhufeng Resources Co. Ltd. Class A (a)	23,760	30,926
Yintai Gold Co. Ltd. Class A (a)	69,200	161,267
YongXing Special Materials Technology Co. Ltd. Class A	5,870	38,347
Youngy Co. Ltd. Class A	6,711	35,596
Yunnan Aluminium Co. Ltd. Class A	70,800	132,816
Zhaojin Mining Industry Co. Ltd. Class H	316,000	428,792
Zhejiang Hailiang Co. Ltd. Class A	144,700	181,363
Zhejiang Huayou Cobalt Co. Ltd. Class A	43,750	160,107
Zhongjin Gold Corp. Ltd. Class A	122,500	208,542

See accompanying notes to financial statements.
171

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Zijin Mining Group Co. Ltd. Class A	299,900	$ 665,031
Zijin Mining Group Co. Ltd. Class H	1,294,750	2,584,057
		13,286,296
OIL, GAS & CONSUMABLE FUELS — 3.5%
CGN Mining Co. Ltd. (a) (b)	670,000	148,100
China Coal Energy Co. Ltd. Class H	558,013	543,293
China Merchants Energy Shipping Co. Ltd. Class A	188,200	199,854
China Petroleum & Chemical Corp. Class A	573,200	491,062
China Petroleum & Chemical Corp. Class H	5,412,640	3,070,629
China Shenhua Energy Co. Ltd. Class A	149,300	794,578
China Shenhua Energy Co. Ltd. Class H	698,200	2,743,217
China Suntien Green Energy Corp. Ltd. Class H	506,000	191,372
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	461,800	478,531
Guanghui Energy Co. Ltd. Class A	195,370	194,283
Guizhou Panjiang Refined Coal Co. Ltd. Class A	150,131	123,655
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	66,500	147,373
Jizhong Energy Resources Co. Ltd. Class A	174,900	180,190
Oriental Energy Co. Ltd. Class A (a)	98,400	120,621
PetroChina Co. Ltd. Class A	835,936	1,065,011
PetroChina Co. Ltd. Class H	4,244,930	3,628,539
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	65,800	110,839
Shaanxi Coal Industry Co. Ltd. Class A	212,700	732,398
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	95,950	121,319
Shanxi Coking Coal Energy Group Co. Ltd. Class A	94,500	132,891
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	76,700	211,811
Sinopec Kantons Holdings Ltd.	570,000	263,644
United Energy Group Ltd. (b)	1,912,000	136,808
Yankuang Energy Group Co. Ltd. Class A	51,000	162,123
Yankuang Energy Group Co. Ltd. Class H	454,850	955,444
		16,947,585
PERSONAL CARE PRODUCTS — 0.2%
By-health Co. Ltd. Class A	58,600	134,546
Giant Biogene Holding Co. Ltd. (a) (c)	88,400	480,604
Security Description	Shares	Value
Hengan International Group Co. Ltd.	163,500	$ 514,956
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	7,600	62,262
		1,192,368
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing Ltd.	614,000	185,146
Nine Dragons Paper Holdings Ltd. (a)	503,000	209,518
Shandong Chenming Paper Holdings Ltd. Class A (a)	242,600	117,284
Zhongfu Straits Pingtan Development Co. Ltd. Class A (a)	562,695	172,054
		684,002
PHARMACEUTICALS — 2.2%
Asymchem Laboratories Tianjin Co. Ltd. Class A	16,700	205,403
Beijing Tongrentang Co. Ltd. Class A	28,200	161,889
Belite Bio, Inc. ADR (a) (b)	2,110	80,961
CanSino Biologics, Inc. Class A (a)	2,824	19,113
CanSino Biologics, Inc. Class H (a) (b) (c)	11,200	22,782
Changchun High & New Technology Industry Group, Inc. Class A NVDR	7,700	128,740
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	50,300	118,399
China Animal Healthcare Ltd. (a) (d)	763,600	—
China Medical System Holdings Ltd.	288,300	302,797
China Resources Pharmaceutical Group Ltd. (c)	436,000	278,543
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	32,800	238,216
China Shineway Pharmaceutical Group Ltd.	166,000	206,375
Chongqing Taiji Industry Group Co. Ltd. Class A (a)	16,900	78,862
Consun Pharmaceutical Group Ltd.	214,000	153,122
CSPC Pharmaceutical Group Ltd.	1,816,240	1,427,196
Dong-E-E-Jiao Co. Ltd. Class A	19,600	164,188
Hansoh Pharmaceutical Group Co. Ltd. (c)	218,000	431,184
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	35,600	179,952
Humanwell Healthcare Group Co. Ltd. Class A	66,100	176,166
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	129,678	825,357
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	30,100	89,632

See accompanying notes to financial statements.
172

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	159,404	$ 237,775
Livzon Pharmaceutical Group, Inc. Class A	66,300	342,896
Luye Pharma Group Ltd. (a) (c)	536,500	187,140
Ocumension Therapeutics (a) (b) (c)	108,000	79,760
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	32,900	75,312
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	65,200	207,713
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	73,500	120,208
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	239,000	65,656
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	6,020	178,517
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	81,500	94,966
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	55,400	220,291
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	37,700	104,838
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	64,300	267,813
Sihuan Pharmaceutical Holdings Group Ltd.	609,000	41,241
Simcere Pharmaceutical Group Ltd. (b) (c)	199,000	135,015
Sino Biopharmaceutical Ltd.	2,255,250	870,236
SSY Group Ltd.	460,332	303,498
Structure Therapeutics, Inc. ADR (a)	2,624	112,465
Tong Ren Tang Technologies Co. Ltd. Class H	226,000	140,628
United Laboratories International Holdings Ltd.	242,000	277,050
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (b) (c)	103,400	143,742
Yifan Pharmaceutical Co. Ltd. Class A (a)	96,300	145,768
Yunnan Baiyao Group Co. Ltd. Class A	35,469	246,706
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	12,900	409,721
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	66,800	118,872
Zhejiang NHU Co. Ltd. Class A	124,604	287,294
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	38,000	61,812
		10,765,810
PROFESSIONAL SERVICES — 0.0% (e)
FESCO Group Co. Ltd. Class A (a)	34,900	92,677
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.6%
A-Living Smart City Services Co. Ltd. (b) (c)	232,000	$ 91,004
Beijing Capital Development Co. Ltd. Class A	222,800	80,093
Beijing North Star Co. Ltd. Class A (a)	533,200	133,660
C&D International Investment Group Ltd.	117,123	204,422
China Green Electricity Investment of Tianjin Co. Ltd. Class A	37,800	48,419
China Jinmao Holdings Group Ltd.	1,554,718	111,244
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	186,819	248,564
China Overseas Grand Oceans Group Ltd.	334,557	74,380
China Overseas Land & Investment Ltd.	795,362	1,144,296
China Overseas Property Holdings Ltd.	442,620	244,880
China Resources Land Ltd.	620,555	1,962,414
China Resources Mixc Lifestyle Services Ltd. (c)	154,800	489,532
China SCE Group Holdings Ltd. (a) (b)	409,000	6,741
China South City Holdings Ltd. (b)	1,060,000	19,368
China Vanke Co. Ltd. Class A	212,410	270,325
China Vanke Co. Ltd. Class H (b)	459,664	318,328
Country Garden Holdings Co. Ltd. (a) (b)	3,056,215	189,392
Country Garden Services Holdings Co. Ltd. (b)	512,000	327,750
E-House China Enterprise Holdings Ltd. (a)	7,800	147
ESR Group Ltd. (b) (c)	470,600	503,283
Gemdale Corp. Class A	154,600	81,980
GR Life Style Company Ltd. (a)	722,000	28,137
Grandjoy Holdings Group Co. Ltd. Class A (a)	243,500	89,547
Greentown China Holdings Ltd.	241,500	192,547
Greentown Service Group Co. Ltd.	410,000	156,636
Hainan Airport Infrastructure Co. Ltd. Class A (a)	273,000	131,228
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	66,800	61,736
Hopson Development Holdings Ltd. (a)	238,477	108,171
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a)	231,800	32,565
Jinke Properties Group Co. Ltd. Class A (a)	274,600	54,841
KE Holdings, Inc. ADR	143,410	1,969,019
KWG Group Holdings Ltd. (a) (b)	886,806	33,426
KWG Living Group Holdings Ltd. (a)	297,174	13,859
Longfor Group Holdings Ltd. (b) (c)	404,753	571,979

See accompanying notes to financial statements.
173

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
LVGEM China Real Estate Investment Co. Ltd. (a) (b)	576,000	$ 50,046
Poly Developments & Holdings Group Co. Ltd. Class A	255,900	329,550
Poly Property Group Co. Ltd.	860,784	156,177
Poly Property Services Co. Ltd. Class H	15,800	53,700
Red Star Macalline Group Corp. Ltd. Class A	177,460	79,926
Redco Properties Group Ltd. (a) (b) (c) (d)	628,200	53,377
RiseSun Real Estate Development Co. Ltd. Class A (a)	197,500	41,348
Seazen Group Ltd. (a) (b)	901,809	120,987
Seazen Holdings Co. Ltd. Class A (a)	65,900	88,951
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	128,400	207,445
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	124,600	146,217
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	36,300	100,095
Shenzhen Investment Ltd.	942,565	122,842
Shenzhen New Nanshan Holding Group Co. Ltd. Class A	119,200	41,701
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	264,100	99,669
Shoucheng Holdings Ltd. (b)	430,000	79,116
Sino-Ocean Group Holding Ltd. (a) (b)	1,811,712	65,973
SOHO China Ltd. (a)	497,500	40,683
Sunac Services Holdings Ltd. (c)	283,000	67,257
Tianjin Trolia Information Technology Co. Ltd. Class A (a)	111,800	45,426
Times China Holdings Ltd. (a)	185,000	5,389
Xiangcai Co. Ltd. Class A	94,300	88,710
Yango Group Co. Ltd. Class A (a)	477,900	24,354
Yanlord Land Group Ltd. (a)	277,700	99,796
Yuexiu Property Co. Ltd.	372,900	205,355
Zhejiang China Commodities City Group Co. Ltd. Class A	138,400	167,176
Zhongtian Financial Group Co. Ltd. Class A (a) (d)	1,031,300	28,409
		12,603,588
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
3peak, Inc. Class A	2,550	34,662
ACM Research Shanghai, Inc. Class A	5,166	60,203
Advanced Micro-Fabrication Equipment, Inc. China Class A	13,320	273,834
Amlogic Shanghai Co. Ltd. Class A	10,911	72,511
Security Description	Shares	Value
Cambricon Technologies Corp. Ltd. Class A (a)	8,522	$ 209,705
China Resources Microelectronics Ltd. Class A	16,676	90,220
Daqo New Energy Corp. ADR (a) (b)	12,168	342,529
Flat Glass Group Co. Ltd. Class A	38,040	151,051
Flat Glass Group Co. Ltd. Class H (b)	57,000	138,523
GalaxyCore, Inc. Class A	55,426	127,641
GCL Technology Holdings Ltd.	4,285,000	700,803
GigaDevice Semiconductor, Inc. Class A	20,425	204,661
Hainan Drinda New Energy Technology Co. Ltd. Class A	6,800	61,553
Hangzhou Chang Chuan Technology Co. Ltd. Class A	22,700	98,330
Hangzhou First Applied Material Co. Ltd. Class A	36,807	142,961
Hangzhou Lion Microelectronics Co. Ltd. Class A	19,000	56,788
Hangzhou Silan Microelectronics Co. Ltd. Class A	21,400	57,741
Hoyuan Green Energy Co. Ltd. Class A	5,824	19,404
Hua Hong Semiconductor Ltd. (a) (b) (c)	128,000	249,574
Hwatsing Technology Co. Ltd. Class A	3,731	90,454
Ingenic Semiconductor Co. Ltd. Class A	6,900	58,143
JA Solar Technology Co. Ltd. Class A	66,078	158,269
JCET Group Co. Ltd. Class A	40,300	161,136
Jiangsu Pacific Quartz Co. Ltd. Class A	5,700	71,230
Jinko Solar Co. Ltd. Class A	120,472	136,892
JinkoSolar Holding Co. Ltd. ADR (b)	8,360	210,588
Kingsemi Co. Ltd. Class A	3,903	59,456
Konfoong Materials International Co. Ltd. Class A	5,800	35,629
LONGi Green Energy Technology Co. Ltd. Class A	148,720	401,686
Loongson Technology Corp. Ltd. Class A (a)	8,781	105,378
Montage Technology Co. Ltd. Class A	27,979	179,040
National Silicon Industry Group Co. Ltd. Class A (a)	61,196	112,524
NAURA Technology Group Co. Ltd. Class A	8,100	342,156
Piotech, Inc. Class A	3,767	97,096
Productive Technologies Co. Ltd. (a)	708,000	28,948
Qingdao Gaoce Technology Co. Ltd. Class A	11,573	50,545
Risen Energy Co. Ltd. Class A	28,000	56,653

See accompanying notes to financial statements.
174

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Rockchip Electronics Co. Ltd. Class A	10,800	$ 73,201
Sanan Optoelectronics Co. Ltd. Class A	96,200	161,119
SG Micro Corp. Class A	13,125	116,347
Shanghai Aiko Solar Energy Co. Ltd. Class A	37,700	70,982
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	12,703	55,113
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	88,000	118,961
Shenzhen Goodix Technology Co. Ltd. Class A (a)	15,100	120,939
Shenzhen SC New Energy Technology Corp. Class A	6,400	52,590
StarPower Semiconductor Ltd. Class A	8,900	177,696
Suzhou Maxwell Technologies Co. Ltd. Class A	7,934	116,381
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	96,150	156,268
Tianshui Huatian Technology Co. Ltd. Class A	63,700	67,732
TongFu Microelectronics Co. Ltd. Class A	47,700	145,654
Tongwei Co. Ltd. Class A	95,500	324,893
Trina Solar Co. Ltd. Class A	42,571	139,022
Unigroup Guoxin Microelectronics Co. Ltd. Class A (a)	20,299	183,296
Vanchip Tianjin Technology Co. Ltd. Class A (a)	8,834	64,986
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	12,905	61,393
Will Semiconductor Co. Ltd. Shanghai Class A	22,440	304,438
Wuhan DR Laser Technology Corp. Ltd. Class A	5,940	36,260
Wuxi Autowell Technology Co. Ltd. Class A	3,901	56,626
Xinjiang Daqo New Energy Co. Ltd. Class A	20,885	77,667
Xinyi Solar Holdings Ltd.	1,051,162	813,912
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	35,100	166,885
		9,110,878
SOFTWARE — 0.8%
360 Security Technology, Inc. Class A (a)	136,700	166,629
Agora, Inc. ADR (a) (b)	15,081	37,853
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	20,300	69,648
Beijing Kingsoft Office Software, Inc. Class A	8,943	368,281
Beijing Shiji Information Technology Co. Ltd. Class A	77,240	75,427
Bit Digital, Inc. (a) (b)	25,103	72,046
Security Description	Shares	Value
China National Software & Service Co. Ltd. Class A	21,700	$ 91,846
Empyrean Technology Co. Ltd. Class A	7,500	82,743
Genimous Technology Co. Ltd. Class A (a)	102,300	101,449
Hundsun Technologies, Inc. Class A	42,391	132,771
Iflytek Co. Ltd. Class A	50,200	343,084
Jiangsu Hoperun Software Co. Ltd. Class A (a)	22,600	69,726
Kingdee International Software Group Co. Ltd. (a)	641,000	723,193
Linklogis, Inc. Class B (b) (c)	223,500	39,980
Ming Yuan Cloud Group Holdings Ltd. (a) (b)	195,000	60,794
NavInfo Co. Ltd. Class A (a)	109,400	133,201
Newland Digital Technology Co. Ltd. Class A	20,698	49,290
Qi An Xin Technology Group, Inc. Class A (a)	19,648	85,570
Qingdao Ainnovation Technology Group Co. Ltd. Class H (a) (b) (c)	46,400	43,516
Sangfor Technologies, Inc. Class A (a)	14,000	121,616
Shanghai Baosight Software Co. Ltd. Class A	70,071	371,279
Shenzhen Fortune Trend Technology Co. Ltd. Class A	3,567	52,942
Thunder Software Technology Co. Ltd. Class A (a)	12,100	86,129
Topsec Technologies Group, Inc. Class A (a)	107,700	103,837
Tuya, Inc. ADR (a)	40,426	70,746
Venustech Group, Inc. Class A	37,200	106,726
Weimob, Inc. (a) (b) (c)	422,000	103,526
Yonyou Network Technology Co. Ltd. Class A	81,640	135,609
		3,899,457
SPECIALTY RETAIL — 0.6%
ATRenew, Inc. ADR (a)	39,672	69,823
Beijing Caishikou Department Store Co. Ltd. Class A	78,600	147,881
China Meidong Auto Holdings Ltd.	150,000	57,880
China Tourism Group Duty Free Corp. Ltd. Class A	40,600	481,917
China Tourism Group Duty Free Corp. Ltd. Class H (b) (c)	20,200	201,317
China Yongda Automobiles Services Holdings Ltd.	263,000	73,257
EEKA Fashion Holdings Ltd.	46,500	79,377
HLA Group Corp. Ltd. Class A	133,000	160,654
Pop Mart International Group Ltd. (c)	155,400	570,853
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	211,383	174,687

See accompanying notes to financial statements.
175

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Topsports International Holdings Ltd. (c)	508,000	$ 340,118
Zhongsheng Group Holdings Ltd.	182,500	316,197
		2,673,961
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Anker Innovations Technology Co. Ltd. Class A	7,100	74,859
Canaan, Inc. ADR (a) (b)	43,166	65,612
China Greatwall Technology Group Co. Ltd. Class A	89,800	122,077
IEIT Systems Co. Ltd. Class A	36,240	221,371
Legend Holdings Corp. Class H (c)	86,700	65,913
Lenovo Group Ltd.	1,384,000	1,603,905
Ninestar Corp. Class A	25,200	79,692
Shenzhen Longsys Electronics Co. Ltd. Class A (a)	7,900	100,061
Shenzhen Transsion Holdings Co. Ltd. Class A	16,830	378,538
Tsinghua Tongfang Co. Ltd. Class A (a)	107,600	96,627
Xiaomi Corp. Class B (a) (c)	3,191,000	6,091,336
		8,899,991
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
361 Degrees International Ltd.	225,000	132,244
ANTA Sports Products Ltd.	249,200	2,649,150
Biem.L.Fdlkk Garment Co. Ltd. Class A	23,300	91,366
Bosideng International Holdings Ltd.	802,000	400,670
China Dongxiang Group Co. Ltd.	1,751,000	78,305
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	170,000	115,123
Lanvin Group Holdings Ltd. (a)	14,132	20,067
Lao Feng Xiang Co. Ltd. Class A	27,500	294,605
Li Ning Co. Ltd.	511,707	1,359,940
Shenzhou International Group Holdings Ltd.	168,500	1,595,340
Xtep International Holdings Ltd. (b)	308,624	191,252
Zhejiang Semir Garment Co. Ltd. Class A	152,100	111,869
		7,039,931
TOBACCO — 0.2%
RLX Technology, Inc. ADR (b)	178,194	342,133
Smoore International Holdings Ltd. (b) (c)	444,000	377,826
		719,959
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beijing United Information Technology Co. Ltd. Class A	8,000	25,883
Bohai Leasing Co. Ltd. Class A (a)	497,800	154,954
COSCO SHIPPING Development Co. Ltd. Class H	1,025,500	102,203
Huitongda Network Co. Ltd. Class H (a) (c)	21,500	84,199
Security Description	Shares	Value
Jiangsu Guotai International Group Co. Ltd. Class A	160,820	$ 151,951
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	101,700	129,850
Shanxi Coal International Energy Group Co. Ltd. Class A	48,100	111,167
Xiamen C & D, Inc. Class A	122,700	171,534
Zall Smart Commerce Group Ltd. (a)	870,000	31,125
		962,866
TRANSPORTATION INFRASTRUCTURE — 0.7%
Anhui Expressway Co. Ltd. Class H	170,000	188,323
Beijing Capital International Airport Co. Ltd. Class H (a)	525,939	159,264
China Merchants Port Holdings Co. Ltd.	319,185	382,951
COSCO SHIPPING International Hong Kong Co. Ltd.	310,000	133,087
COSCO SHIPPING Ports Ltd.	229,943	126,335
Guangzhou Baiyun International Airport Co. Ltd. Class A (a)	80,500	111,652
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	67,000	60,182
Jiangsu Expressway Co. Ltd. Class H	376,795	385,632
Liaoning Port Co. Ltd. Class H	150,000	11,499
Qingdao Port International Co. Ltd. Class H (c)	289,000	169,860
Shanghai International Airport Co. Ltd. Class A (a)	49,300	242,141
Shanghai International Port Group Co. Ltd. Class A	523,200	382,650
Shenzhen Expressway Corp. Ltd. Class H	226,000	197,515
Shenzhen International Holdings Ltd.	382,152	293,458
Sichuan Expressway Co. Ltd. Class H	450,000	167,892
Yuexiu Transport Infrastructure Ltd.	148,000	72,615
Zhejiang Expressway Co. Ltd. Class H	405,400	260,030
		3,345,086
WATER UTILITIES — 0.2%
Beijing Enterprises Water Group Ltd.	1,046,000	232,550
Chengdu Xingrong Environment Co. Ltd. Class A	76,700	65,604
China Water Affairs Group Ltd.	184,000	107,911
Chongqing Water Group Co. Ltd. Class A	232,200	178,458
Guangdong Investment Ltd.	652,000	279,079
Luenmei Quantum Co. Ltd. Class A	67,600	51,954
		915,556

See accompanying notes to financial statements.
176

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
China United Network Communications Ltd. Class A	604,600	$ 383,891
FingerMotion, Inc. (a) (b)	8,068	16,943
		400,834
TOTAL COMMON STOCKS (Cost $837,075,702)		478,762,043
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (f) (g)	1,583,409	1,583,884
State Street Navigator Securities Lending Portfolio II (h) (i)	3,674,248	3,674,248
TOTAL SHORT-TERM INVESTMENTS (Cost $5,258,221)		5,258,132
TOTAL INVESTMENTS — 100.8% (Cost $842,333,923)		484,020,175
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(3,611,888)
NET ASSETS — 100.0%		$ 480,408,287
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.2% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the security is $81,786, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See accompanying notes to financial statements.
177

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI China A 50 Connect Index (long)	6	04/19/2024	$289,730	$289,080	$ (650)
MSCI China Net Total Return USD Index (long)	36	06/21/2024	782,933	756,453	(26,480)
					$(27,130)

During the period ended March 31, 2024, the average notional value related to futures contracts was $4,262,289.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$478,534,321	$145,936	$81,786	$478,762,043
Short-Term Investments	5,258,132	—	—	5,258,132
TOTAL INVESTMENTS	$483,792,453	$145,936	$81,786	$484,020,175
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$ (27,130)	$ —	$ —	$ (27,130)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (27,130)	$ —	$ —	$ (27,130)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,233,255	$ 1,233,502	$49,873,350	$49,526,205	$3,326	$(89)	1,583,409	$1,583,884	$ 116,573
State Street Navigator Securities Lending Portfolio II	11,283,541	11,283,541	37,300,299	44,909,592	—	—	3,674,248	3,674,248	90,960
Total		$12,517,043	$87,173,649	$94,435,797	$3,326	$(89)		$5,258,132	$207,533
See accompanying notes to financial statements.
178

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 10.7%
BHP Group Ltd.	5,361,461	$ 154,848,362
Fortescue Ltd.	2,490,778	41,762,077
Glencore PLC	16,438,355	90,393,312
Rio Tinto Ltd.	545,916	43,365,504
South32 Ltd.	6,651,059	13,017,452
Woodside Energy Group Ltd.	1,629,151	32,417,172
		375,803,879
AUSTRIA — 1.2%
Mondi PLC	2,400,195	42,312,204
BRAZIL — 5.7%
Petroleo Brasileiro SA ADR	1,597,503	24,298,021
Suzano SA ADR (a)	4,028,048	51,478,453
Vale SA ADR	5,354,547	65,271,928
Wheaton Precious Metals Corp. (a)	668,350	31,509,869
Yara International ASA	888,699	28,089,789
		200,648,060
CANADA — 13.7%
Agnico Eagle Mines Ltd.	737,751	44,033,363
Barrick Gold Corp. (b)	1,861,017	30,983,715
Barrick Gold Corp. (a) (b)	726,871	12,095,133
Canadian Natural Resources Ltd.	929,234	70,953,445
Cenovus Energy, Inc.	1,152,058	23,053,930
Franco-Nevada Corp.	283,434	33,804,728
Imperial Oil Ltd. (a)	136,920	9,453,121
Ivanhoe Mines Ltd. Class A (a) (c)	839,835	10,028,992
Nutrien Ltd. (a) (b)	1,578,863	85,858,879
Nutrien Ltd. (b)	1,113,645	60,482,060
Suncor Energy, Inc.	1,110,657	41,028,445
Teck Resources Ltd. Class B	680,434	31,174,512
West Fraser Timber Co. Ltd. (a)	314,732	27,201,962
		480,152,285
CHILE — 0.4%
Antofagasta PLC	505,112	13,010,506
CHINA — 1.2%
Wilmar International Ltd.	16,355,619	41,567,704
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	210,081	2,487,359
FINLAND — 4.4%
Neste OYJ	366,838	9,944,244
Stora Enso OYJ Class R (a)	3,327,257	46,301,439
UPM-Kymmene OYJ	2,902,435	96,766,014
		153,011,697
FRANCE — 3.8%
TotalEnergies SE	1,923,446	131,847,596
IRELAND — 1.8%
Smurfit Kappa Group PLC (a)	1,418,290	64,747,203
Security Description	Shares	Value
ISRAEL — 0.6%
ICL Group Ltd.	3,942,720	$ 20,920,511
ITALY — 0.9%
Eni SpA	2,056,582	32,534,796
JAPAN — 1.3%
Nippon Steel Corp. (a)	1,396,700	33,490,530
Sumitomo Metal Mining Co. Ltd.	404,200	11,972,834
		45,463,364
LUXEMBOURG — 0.5%
ArcelorMittal SA	674,198	18,534,645
MEXICO — 0.4%
Southern Copper Corp. (a)	124,518	13,263,657
NETHERLANDS — 4.8%
Shell PLC	5,090,827	168,813,403
NORWAY — 0.9%
Equinor ASA	852,611	22,508,691
Norsk Hydro ASA	1,972,406	10,799,635
		33,308,326
RUSSIA — 0.0%
Gazprom PJSC ADR (c) (d)	2,906,597	—
LUKOIL PJSC (d)	173,497	—
MMC Norilsk Nickel PJSC ADR (c) (d)	715,004	—
Novatek PJSC GDR (c) (d)	46,772	—
Novolipetsk Steel PJSC GDR (c) (d)	148,662	—
Polyus PJSC GDR (c) (d)	77,132	—
Rosneft Oil Co. PJSC (d)	1,071,162	—
Severstal PAO GDR (c) (d)	225,918	—
Tatneft PJSC ADR (c) (d)	125,610	—
		—
SOUTH AFRICA — 2.0%
Anglo American PLC	1,967,323	48,506,536
Gold Fields Ltd. ADR (a)	1,318,631	20,953,046
		69,459,582
SOUTH KOREA — 1.0%
POSCO Holdings, Inc. ADR	438,981	34,424,890
SPAIN — 0.5%
Repsol SA	1,098,711	18,321,224
SWEDEN — 1.7%
Boliden AB	400,665	11,138,326
Svenska Cellulosa AB SCA Class B (a)	3,256,551	50,039,404
		61,177,730
SWITZERLAND — 1.2%
SIG Group AG (a)	1,894,504	42,067,370
UNITED KINGDOM — 3.7%
BP PLC	14,604,551	91,452,674

See accompanying notes to financial statements.
179

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
DS Smith PLC	7,507,086	$ 37,620,353
		129,073,027
UNITED STATES — 36.2%
Amcor PLC	2,650,420	25,205,494
Archer-Daniels-Midland Co.	976,952	61,362,355
Avery Dennison Corp.	147,468	32,922,231
Baker Hughes Co.	312,605	10,472,268
Bunge Global SA	266,413	27,312,661
CF Industries Holdings, Inc.	350,143	29,135,399
Chevron Corp.	549,166	86,625,445
Cleveland-Cliffs, Inc. (c)	744,129	16,921,493
ConocoPhillips	370,604	47,170,477
Corteva, Inc.	1,290,499	74,423,077
Coterra Energy, Inc.	233,690	6,515,277
Darling Ingredients, Inc. (c)	290,026	13,489,109
Devon Energy Corp.	199,062	9,988,931
Diamondback Energy, Inc.	55,643	11,026,773
EOG Resources, Inc.	183,063	23,402,774
Exxon Mobil Corp.	1,252,919	145,639,305
FMC Corp.	226,758	14,444,485
Freeport-McMoRan, Inc.	2,113,564	99,379,779
Graphic Packaging Holding Co.	556,465	16,237,649
Halliburton Co.	278,048	10,960,652
Hess Corp.	85,820	13,099,565
Ingredion, Inc.	118,539	13,851,282
International Paper Co.	634,653	24,764,160
Marathon Petroleum Corp.	119,105	23,999,658
Mosaic Co.	600,766	19,500,864
Newmont Corp. (b)	1,502,028	53,832,684
Newmont Corp. (b)	197,751	7,096,094
Newmont Corp. CDI	56	1,962
Nucor Corp.	362,511	71,740,927
Occidental Petroleum Corp.	205,058	13,326,719
Packaging Corp. of America	164,252	31,171,745
Phillips 66	138,114	22,559,541
Pioneer Natural Resources Co.	73,181	19,210,013
Reliance, Inc.	84,870	28,361,857
Schlumberger NV	448,272	24,569,788
Scotts Miracle-Gro Co. (a)	76,482	5,704,792
Sealed Air Corp.	262,576	9,767,827
Steel Dynamics, Inc.	224,369	33,258,217
Valero Energy Corp.	106,815	18,232,252
Westrock Co.	471,038	23,292,829
Weyerhaeuser Co. REIT	1,333,244	47,876,792
		1,267,855,202
Security Description	Shares	Value
ZAMBIA — 0.3%
First Quantum Minerals Ltd.	822,482	$ 8,849,317
TOTAL COMMON STOCKS (Cost $3,565,130,928)		3,469,655,537

SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (e) (f)	10,667,882	10,671,082
State Street Navigator Securities Lending Portfolio II (g) (h)	146,224,034	146,224,034
TOTAL SHORT-TERM INVESTMENTS (Cost $156,894,267)		156,895,116
TOTAL INVESTMENTS — 103.5% (Cost $3,722,025,195)		3,626,550,653
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(123,936,875)
NET ASSETS — 100.0%		$ 3,502,613,778
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
180

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

See accompanying notes to financial statements.
181

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
SFE S&P ASX Share Price Index 200 (long)	44	06/20/2024	$5,555,251	$5,705,956	$ 150,705
S&P/TSX 60 Index (long)	21	06/20/2024	4,099,380	4,163,221	63,841
FTSE 100 Index (long)	38	06/21/2024	3,680,668	3,834,519	153,851
E-mini S&P 500 Energy Select Sector Index (long)	68	06/21/2024	6,313,664	6,802,720	489,056
E-mini S&P 500 Materials Select Sector Index (long)	41	06/21/2024	3,933,702	4,084,318	150,616
					$1,008,069

During the period ended March 31, 2024, the average notional value related to futures contracts was $31,288,886.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,469,655,537	$—	$ 0(a)	$3,469,655,537
Short-Term Investments	156,895,116	—	—	156,895,116
TOTAL INVESTMENTS	$3,626,550,653	$—	$ 0	$3,626,550,653
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 1,008,069	$—	$—	$ 1,008,069
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,008,069	$—	$—	$ 1,008,069
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.
Industry Breakdown as of March 31, 2024

% of Net Assets
Metals & Mining	32.5%
Oil, Gas & Consumable Fuels	32.0
Chemicals	9.6
Paper & Forest Products	9.0
Containers & Packaging	8.8
Food Products	4.5
Specialized REITs	1.3
Energy Equipment & Services	1.3
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(3.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
182

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	19,235,146	$19,238,993	$130,800,532	$139,365,725	$(4,088)	$1,370	10,667,882	$ 10,671,082	$551,073
State Street Navigator Securities Lending Portfolio II	71,141,830	71,141,830	807,307,798	732,225,594	—	—	146,224,034	146,224,034	304,355
Total		$90,380,823	$938,108,330	$871,591,319	$(4,088)	$1,370		$ 156,895,116	$855,428
See accompanying notes to financial statements.
183

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 8.8%
29Metals Ltd. (a) (b)	258,583	$ 63,262
Abacus Group REIT (b)	372,819	304,034
Abacus Storage King REIT	223,343	182,136
Accent Group Ltd.	255,976	339,007
Adairs Ltd. (b)	78,085	130,923
Adbri Ltd. (a)	212,629	434,191
Aeris Resources Ltd. (a) (b)	200,404	20,265
AET&D Holdings No 1 Ltd. (a) (c)	110,316	—
Alkane Resources Ltd. (a)	210,962	86,020
Appen Ltd. (a) (b)	81,106	30,954
Arafura Rare Earths Ltd. (a) (b)	708,879	94,807
ARB Corp. Ltd. (b)	43,188	1,165,071
Arena REIT (b)	210,221	544,478
Audinate Group Ltd. (a)	43,213	590,344
Aurelia Metals Ltd. (a)	512,200	51,795
Aussie Broadband Ltd. (a) (b)	156,832	366,296
Austal Ltd. (b)	134,852	193,550
Australian Agricultural Co. Ltd. (a) (b)	181,578	161,108
Australian Ethical Investment Ltd.	49,611	159,565
Australian Finance Group Ltd. (b)	143,102	152,176
Australian Strategic Materials Ltd. (a) (b)	95,190	85,701
AVZ Minerals Ltd. (a) (b) (c)	1,360,286	346,106
Baby Bunting Group Ltd. (b)	84,276	115,461
Bapcor Ltd. (b)	101,309	417,053
Bega Cheese Ltd.	151,296	412,589
Bellevue Gold Ltd. (a)	410,398	504,697
Betmakers Technology Group Ltd. (a) (b)	608,908	38,931
Boss Energy Ltd. (a)	250,169	778,513
BrainChip Holdings Ltd. (a) (b)	718,076	145,227
Bravura Solutions Ltd. (a) (b)	143,459	131,030
Bubs Australia Ltd. (a) (b)	419,784	46,557
BWP Trust REIT (b)	263,145	619,750
Calix Ltd. (a)	63,126	60,334
Capricorn Metals Ltd. (a)	124,493	418,279
Centuria Capital Group REIT (b)	414,297	473,003
Centuria Industrial REIT (b)	214,918	496,352
Centuria Office REIT (b)	231,076	201,257
Chalice Mining Ltd. (a) (b)	132,318	93,230
Champion Iron Ltd. (b)	240,090	1,160,663
Charter Hall Retail REIT (b)	351,513	850,803
Charter Hall Social Infrastructure REIT (b)	195,858	346,278
Clinuvel Pharmaceuticals Ltd. (b)	19,679	184,362
Coast Entertainment Holdings Ltd. (a) (b)	169,452	58,592
Collins Foods Ltd.	48,863	323,245
Cooper Energy Ltd. (a) (b)	868,477	124,651
Core Lithium Ltd. (a) (b)	735,769	74,402
Security Description	Shares	Value
Credit Corp. Group Ltd. (b)	25,174	$ 304,328
Cromwell Property Group REIT (b)	708,568	201,087
CSR Ltd.	20,000	115,083
Data#3 Ltd.	65,405	353,309
De Grey Mining Ltd. (a)	504,416	416,287
Deep Yellow Ltd. (a)	297,941	259,493
Deterra Royalties Ltd.	272,369	876,029
Dexus Industria REIT (b)	133,400	268,923
Dicker Data Ltd. (b)	33,182	233,148
Elders Ltd. (b)	140,807	861,670
Electro Optic Systems Holdings Ltd. (a) (b)	43,368	46,825
EML Payments Ltd. (a) (b)	215,310	172,776
EVT Ltd. (b)	30,880	250,215
Firefinch Ltd. (a) (b) (c)	440,867	17,257
FleetPartners Group Ltd. (a) (b)	140,064	343,580
G8 Education Ltd.	151,938	118,949
GDI Property Group Partnership REIT (b)	216,572	86,894
Genesis Minerals Ltd. (a) (b)	629,787	762,169
Gold Road Resources Ltd.	448,442	462,250
GrainCorp Ltd. Class A	100,322	539,309
GUD Holdings Ltd. (b)	60,986	469,490
GWA Group Ltd.	132,570	231,790
Hansen Technologies Ltd.	93,215	296,162
Hastings Technology Metals Ltd. (a)	43,229	12,127
Healius Ltd. (a) (b)	414,789	358,556
Helia Group Ltd.	84,960	216,723
HMC Capital Ltd. REIT (b)	177,178	831,099
HomeCo Daily Needs REIT	742,034	614,811
Hotel Property Investments Ltd. REIT (b)	109,511	241,484
HUB24 Ltd.	57,683	1,596,366
Imdex Ltd.	347,341	527,990
Imugene Ltd. (a)	1,993,398	136,552
Infomedia Ltd.	202,486	235,141
Ingenia Communities Group REIT	268,039	914,563
Inghams Group Ltd. (b)	231,383	541,926
Insignia Financial Ltd. (b)	489,432	804,650
Integral Diagnostics Ltd. (b)	61,390	90,114
ioneer Ltd. (a) (b)	886,217	92,507
IPH Ltd.	106,489	438,377
IRESS Ltd. (a) (b)	160,865	870,022
Iris Energy Ltd. (a) (b)	28,183	152,188
Johns Lyng Group Ltd. (b)	80,483	336,571
Judo Capital Holdings Ltd. (a) (b)	471,667	409,262
Jumbo Interactive Ltd.	12,601	140,906
Karoon Energy Ltd. (a)	541,744	763,417
Kelsian Group Ltd. (b)	58,757	221,565
Kogan.com Ltd. (a)	60,486	311,348
Lake Resources NL (a) (b)	751,378	32,353
Leo Lithium Ltd. (a) (b)	339,610	111,889
Lifestyle Communities Ltd.	49,566	506,719

See accompanying notes to financial statements.
184

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Link Administration Holdings Ltd.	174,414	$ 253,747
Lovisa Holdings Ltd. (b)	34,923	760,294
MA Financial Group Ltd. (b)	31,432	100,275
Magellan Financial Group Ltd.	62,068	400,477
Mayne Pharma Group Ltd. (a)	44,983	212,472
McMillan Shakespeare Ltd.	40,061	513,046
Megaport Ltd. (a) (b)	63,718	623,129
Mesoblast Ltd. (a) (b)	272,480	98,660
Monadelphous Group Ltd.	44,971	416,028
Monash IVF Group Ltd.	306,423	288,870
Mount Gibson Iron Ltd. (a) (b)	328,324	92,105
Myer Holdings Ltd. (b)	420,580	223,625
Nanosonics Ltd. (a) (b)	139,456	250,198
National Storage REIT	279,342	437,383
Neometals Ltd. (a)	291,923	24,759
Neuren Pharmaceuticals Ltd. (a)	68,828	952,850
Nick Scali Ltd.	40,092	402,803
Novonix Ltd. (a) (b)	119,746	67,185
NRW Holdings Ltd.	189,255	361,767
Nufarm Ltd.	161,233	578,536
Nuix Ltd. (a) (b)	141,395	205,709
OceanaGold Corp.	309,597	700,068
OFX Group Ltd. (a) (b)	217,096	230,862
Omni Bridgeway Ltd. (a) (b)	114,288	112,588
oOh!media Ltd.	277,601	322,370
Paladin Energy Ltd. (a)	1,133,506	1,013,114
Paradigm Biopharmaceuticals Ltd. (a) (b)	105,574	23,762
Peninsula Energy Ltd. (a) (b)	841,688	68,640
Perenti Ltd.	420,069	268,572
Perpetual Ltd. (b)	44,830	733,809
Perseus Mining Ltd.	539,627	756,913
PEXA Group Ltd. (a) (b)	87,369	772,914
Pinnacle Investment Management Group Ltd. (b)	82,794	628,192
Platinum Asset Management Ltd. (b)	181,465	127,859
PointsBet Holdings Ltd.	82,773	44,551
PolyNovo Ltd. (a) (b)	337,998	482,917
PPK Mining Equipment Group Pty. Ltd. (a) (c)	22,984	—
Praemium Ltd. (a) (b)	274,370	78,760
Ramelius Resources Ltd.	351,634	426,695
Red 5 Ltd. (a)	1,528,416	378,913
Regis Resources Ltd. (a)	389,230	511,676
Renascor Resources Ltd. (a) (b)	1,530,354	83,866
Resolute Mining Ltd. (a)	879,177	246,637
RPMGlobal Holdings Ltd. (a) (b)	136,488	196,789
Rural Funds Group REIT (b)	280,722	382,769
Sandfire Resources Ltd. (a) (b)	223,959	1,298,925
Sayona Mining Ltd. (a) (b)	7,014,653	178,478
Select Harvests Ltd. (a) (b)	46,377	134,641
Service Stream Ltd. (b)	207,454	169,179
Sigma Healthcare Ltd.	431,523	364,576
Silver Lake Resources Ltd. (a)	343,072	277,537
Security Description	Shares	Value
Silver Mines Ltd. (a)	889,236	$ 98,623
SiteMinder Ltd. (a) (b)	83,613	307,112
SmartGroup Corp. Ltd. (b)	94,296	597,347
SolGold PLC (a) (b)	653,513	87,508
Solvar Ltd. (b)	87,713	61,230
Southern Cross Media Group Ltd. (b)	134,717	83,934
Southern Cross Payment Ltd. (a) (b) (c)	218,742	—
St Barbara Ltd. (a)	340,678	38,895
Strike Energy Ltd. (a) (b)	1,654,588	280,658
Syrah Resources Ltd. (a) (b)	278,066	89,798
Tabcorp Holdings Ltd.	993,082	489,154
Talga Group Ltd. (a) (b)	161,859	77,086
Temple & Webster Group Ltd. (a)	31,738	271,661
Tyro Payments Ltd. (a) (b)	172,382	115,836
Vulcan Energy Resources Ltd. (a) (b)	60,215	112,746
Waypoint REIT Ltd.	410,579	683,047
Webjet Ltd. (a) (b)	159,339	917,903
Weebit Nano Ltd. (a) (b)	82,239	179,737
West African Resources Ltd. (a)	377,209	295,309
Westgold Resources Ltd.	192,957	329,819
Zip Co. Ltd. (a)	240,577	218,164
		56,389,354
AUSTRIA — 0.3%
ams-OSRAM AG (a)	346,565	403,050
AT&S Austria Technologie & Systemtechnik AG	11,959	249,919
DO & Co. AG	3,579	534,960
Kontron AG	22,315	492,608
Palfinger AG	5,164	128,553
Porr AG	7,700	118,087
Schoeller-Bleckmann Oilfield Equipment AG	4,785	228,933
		2,156,110
BELGIUM — 0.8%
AGFA-Gevaert NV (a) (b)	89,120	128,012
Care Property Invest NV REIT (a) (b)	5,530	78,836
Fagron	22,625	431,522
Gimv NV	2,242	107,750
Kinepolis Group NV (b)	8,500	390,609
Materialise NV ADR (a)	17,917	94,602
Montea NV REIT	5,617	506,541
Ontex Group NV (a) (b)	38,811	328,411
Recticel SA (b)	28,972	341,684
Retail Estates NV REIT	5,505	386,451
Syensqo SA (a)	17,000	1,611,641
X-Fab Silicon Foundries SE (a) (d)	43,553	329,966
Xior Student Housing NV REIT (b)	10,897	329,525
		5,065,550

See accompanying notes to financial statements.
185

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
BERMUDA — 0.0% (e)
Conduit Holdings Ltd.	49,916	$ 326,632
BOSNIA AND HERZEGOVINA — 0.0% (e)
Adriatic Metals PLC CDI (a)	73,182	188,589
BRAZIL — 0.1%
ERO Copper Corp. (a) (b)	48,082	928,063
BURKINA FASO — 0.1%
IAMGOLD Corp. (a) (b)	198,983	664,625
CANADA — 7.9%
AbCellera Biologics, Inc. (a) (b)	139,336	631,192
ADENTRA, Inc.	8,965	271,683
Advantage Energy Ltd. (a) (b)	154,450	1,127,631
Aecon Group, Inc. (b)	27,916	350,897
Ag Growth International, Inc. (b)	6,246	283,210
Aimia, Inc. (a) (b)	72,443	137,044
Alaris Equity Partners Income	22,613	285,743
Algoma Steel Group, Inc.	34,893	297,812
Altius Minerals Corp. (b)	35,917	545,424
Altus Group Ltd. (b)	21,804	835,907
Andlauer Healthcare Group, Inc. (b)	6,011	188,647
Artis Real Estate Investment Trust	117,908	556,758
Athabasca Oil Corp. (a)	269,182	1,040,327
Atrium Mortgage Investment Corp. (b)	34,272	290,992
Aurinia Pharmaceuticals, Inc. (a)	52,132	261,181
Aurora Cannabis, Inc. (a) (b)	44,942	196,938
AutoCanada, Inc. (a) (b)	16,279	323,355
Aya Gold & Silver, Inc. (a)	58,696	505,742
Badger Infrastructure Solution (b)	14,864	551,393
Birchcliff Energy Ltd. (b)	103,711	409,249
Bitfarms Ltd. (a) (b)	96,041	213,622
Calian Group Ltd.	4,022	168,816
Calibre Mining Corp. (a)	153,349	189,243
Canaccord Genuity Group, Inc. (b)	54,119	355,928
Canopy Growth Corp. (a) (b)	31,611	272,370
Cardinal Energy Ltd. (b)	61,047	319,389
Cargojet, Inc. (b)	5,306	438,752
Cascades, Inc. (b)	25,073	183,242
Centerra Gold, Inc.	105,254	622,229
Cineplex, Inc. (a) (b)	44,611	242,958
Cogeco, Inc. (b)	6,762	284,321
Colossus Minerals, Inc. (a) (b) (c)	390	—
Converge Technology Solutions Corp. (b)	77,868	334,891
Corus Entertainment, Inc. Class B (b)	156,778	84,573
Cronos Group, Inc. (a) (b)	86,923	228,026
Denison Mines Corp. (a) (b)	296,914	581,431
dentalcorp Holdings Ltd. (a) (b)	45,794	226,051
Diversified Royalty Corp. (b)	61,163	131,524
Security Description	Shares	Value
Doman Building Materials Group Ltd.	57,148	$ 348,821
Dream Office Real Estate Investment Trust	17,809	213,853
DREAM Unlimited Corp. Class A (b)	21,647	310,168
Dundee Precious Metals, Inc.	75,947	578,056
Dye & Durham Ltd. (b)	21,420	248,825
Endeavour Silver Corp. (a) (b)	80,690	194,383
Enghouse Systems Ltd. (b)	12,146	274,020
Equinox Gold Corp. (a) (b)	107,188	647,128
Exchange Income Corp. (b)	20,707	757,586
Extendicare, Inc. (b)	45,084	254,196
Fiera Capital Corp. (b)	55,854	340,923
Fission Uranium Corp. (a)	199,986	143,349
Fortuna Silver Mines, Inc. (a)	106,540	396,007
GASFRAC Energy Services, Inc. (a) (c)	21,904	—
Global Atomic Corp. (a) (b)	108,725	182,380
goeasy Ltd. (b)	5,500	647,807
GoGold Resources, Inc. (a)	175,521	159,535
Gold Royalty Corp. (b)	45,025	84,647
Headwater Exploration, Inc. (b)	107,554	609,599
Heroux-Devtek, Inc. (a) (b)	11,115	149,405
Hudbay Minerals, Inc. (b)	178,658	1,251,563
Hut 8 Corp. (a) (b)	16,598	183,489
i-80 Gold Corp. (a) (b)	30,925	40,677
Interfor Corp. (a) (b)	26,438	413,396
InterRent Real Estate Investment Trust	52,558	526,648
Jamieson Wellness, Inc. (b) (d)	25,371	499,827
K92 Mining, Inc. (a)	101,211	471,184
Karora Resources, Inc. (a)	110,356	414,268
Killam Apartment Real Estate Investment Trust	49,922	685,425
Knight Therapeutics, Inc. (a) (b)	70,233	275,067
Labrador Iron Ore Royalty Corp. (b)	26,810	572,158
Largo, Inc. (a)	16,747	27,597
Laurentian Bank of Canada (b)	35,927	743,894
Li-Cycle Holdings Corp. (a) (b)	45,803	47,177
Lightstream Resources Ltd. (a) (b) (c)	64,736	—
MAG Silver Corp. (a) (b)	48,463	511,758
Major Drilling Group International, Inc. (a)	31,747	211,138
Martinrea International, Inc.	67,001	602,056
Mattr Corp. (a) (b)	41,696	547,217
Milestone Pharmaceuticals, Inc. (a)	18,923	33,872
Minto Apartment Real Estate Investment Trust (d)	18,601	217,865
Morguard North American Residential Real Estate Investment Trust	19,945	235,081
MTY Food Group, Inc. (b)	9,544	360,602
Mullen Group Ltd.	57,849	620,704

See accompanying notes to financial statements.
186

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Neptune Wellness Solutions, Inc. (a)	217	$ 22
New Gold, Inc. (a)	331,676	558,819
NFI Group, Inc. (a) (b)	33,279	316,498
North American Construction Group Ltd.	18,147	403,907
North West Co., Inc. (b)	26,461	767,481
NuVista Energy Ltd. (a) (b)	91,810	805,988
Optiva, Inc. (a)	2	8
Orla Mining Ltd. (a) (b)	94,380	357,783
Osisko Mining, Inc. (a) (b)	151,009	310,220
Parex Resources, Inc. (b)	47,472	759,131
Park Lawn Corp. (b)	12,463	153,802
Peyto Exploration & Development Corp. (b)	120,197	1,326,097
Polaris Renewable Energy, Inc. (b)	27,078	233,512
Poseidon Concepts Corp. (a) (c)	43,064	—
Precision Drilling Corp. (a) (b)	12,076	813,217
Real Matters, Inc. (a) (b)	36,268	164,020
Repare Therapeutics, Inc. (a) (b)	19,805	93,282
Richelieu Hardware Ltd. (b)	16,998	535,093
Rogers Sugar, Inc. (b)	61,441	241,996
Russel Metals, Inc. (b)	31,195	1,038,950
Sandstorm Gold Ltd. (b)	101,312	531,546
Savaria Corp. (b)	22,836	282,824
Seabridge Gold, Inc. (a) (b)	22,793	344,948
Secure Energy Services, Inc. (b)	143,780	1,184,664
Sienna Senior Living, Inc. (b)	36,840	365,337
Silvercorp Metals, Inc. (b)	60,791	198,107
SilverCrest Metals, Inc. (a) (b)	54,401	363,008
Skeena Resources Ltd. (a)	36,283	167,037
Slate Grocery REIT Class U,	10,623	89,725
Sleep Country Canada Holdings, Inc. (b) (d)	16,322	360,755
SNDL, Inc. (a) (b)	130,626	261,905
Solaris Resources, Inc. (a)	51,037	180,275
Southern Pacific Resource Corp. (a) (c)	281,142	—
Sprott, Inc.	12,440	459,450
Stelco Holdings, Inc. (b)	21,313	703,530
SunOpta, Inc. (a)	30,676	210,744
Superior Plus Corp. (b)	60,206	448,903
Tamarack Valley Energy Ltd. (b)	241,865	686,319
Taseko Mines Ltd. (a)	92,861	199,686
TECSYS, Inc. (b)	4,164	118,712
TELUS Corp. (a)	3	48
Tilray Brands, Inc. (a) (b)	255,929	629,775
Timbercreek Financial Corp. (b)	24,851	141,953
Torex Gold Resources, Inc. (a)	36,652	540,064
Transcontinental, Inc. Class A (b)	32,975	358,442
Trisura Group Ltd. (a)	28,783	885,876
True North Commercial Real Estate Investment Trust	8,554	58,470
Twin Butte Energy Ltd. (a) (c)	83,708	—
Security Description	Shares	Value
Valeura Energy, Inc. (a)	146	$ 541
Victoria Gold Corp. (a) (b)	31,202	152,638
Wajax Corp. (b)	11,475	277,791
Well Health Technologies Corp. (a) (b)	133,743	362,710
Wesdome Gold Mines Ltd. (a) (b)	85,313	636,104
Western Forest Products, Inc. (b)	184,195	85,751
Westshore Terminals Investment Corp. (b)	28,224	534,342
		50,703,648
CHINA — 0.3%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (b)	121,000	138,371
BOE Varitronix Ltd. (b)	147,000	88,653
China Tobacco International HK Co. Ltd.	164,000	217,089
China Youzan Ltd. (a) (b)	6,704,000	70,240
Inspur Digital Enterprise Technology Ltd. (b)	312,000	124,378
Sasseur Real Estate Investment Trust (b)	292,300	148,359
Theme International Holdings Ltd. (a) (b)	1,870,000	148,139
TI Fluid Systems PLC (d)	159,006	289,245
Towngas Smart Energy Co. Ltd. (b)	847,888	332,592
VSTECS Holdings Ltd.	504,000	269,823
		1,826,889
COLOMBIA — 0.0% (e)
Aris Mining Corp. (a) (b)	34,137	122,598
Gran Tierra Energy, Inc. (a)	16,657	119,273
		241,871
DENMARK — 0.8%
Amagerbanken AS (a) (c)	308,573	—
Bavarian Nordic AS (a)	41,811	938,046
Better Collective AS (a)	12,189	327,735
cBrain AS	8,201	448,849
Cementir Holding NV	33,681	381,215
D/S Norden AS	11,274	459,351
H&H International AS Class B (a)	28,976	293,263
Matas AS	25,973	439,997
NTG Nordic Transport Group AS Class A (a)	7,125	288,858
Per Aarsleff Holding AS	11,351	567,016
Scandinavian Tobacco Group AS Class A (d)	29,298	525,171
Spar Nord Bank AS	34,166	569,887
		5,239,388
EGYPT — 0.1%
Centamin PLC	654,570	933,554

See accompanying notes to financial statements.
187

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
FINLAND — 0.5%
Aktia Bank OYJ	23,336	$ 252,533
Citycon OYJ (b)	48,736	201,381
Finnair OYJ (a) (b)	24,953	79,015
F-Secure OYJ	62,605	126,843
Harvia OYJ	5,909	244,547
Jervois Global Ltd. (a) (b) (f)	1,624,041	26,488
Jervois Global Ltd. (a) (f)	178,491	3,266
Kamux Corp.	14,054	87,958
Marimekko OYJ	14,802	198,708
Nokian Renkaat OYJ (b)	52,566	495,727
QT Group OYJ (a) (b)	6,991	577,596
Revenio Group OYJ (a) (b)	13,826	380,768
Terveystalo OYJ (b) (d)	26,032	211,984
Tokmanni Group Corp.	21,521	352,824
WithSecure OYJ (a) (b)	62,605	71,941
YIT OYJ (b)	70,030	147,181
		3,458,760
FRANCE — 1.1%
AB Science SA (a) (b)	20,643	56,405
Atos SE (a) (b)	41,704	85,487
Aubay	5,257	231,077
Beneteau SACA (b)	27,442	405,439
Boiron SA (b)	3,199	116,154
Bonduelle SCA	12,822	103,997
Carbios SACA (a)	6,506	169,338
Casino Guichard Perrachon SA (a) (b)	20,644	872
Cie des Alpes	5,594	81,560
Clariane SE (b)	75,323	119,908
Criteo SA ADR (a)	36,165	1,268,307
DBV Technologies SA (a) (b)	23,198	33,347
Derichebourg SA	29,337	139,473
Elior Group SA (a) (b) (d)	60,532	161,867
Esker SA (b)	2,226	447,880
Etablissements Maurel et Prom SA	41,862	252,955
Euroapi SA (a) (b)	38,709	116,847
Eutelsat Communications SACA (a) (b)	22,306	97,422
Fnac Darty SA	12,025	376,883
GL Events SACA	8,751	180,327
ID Logistics Group SACA (a)	1,081	412,704
Innate Pharma SA (a) (b)	50,278	118,646
Kaufman & Broad SA	9,044	263,723
Maisons du Monde SA (b) (d)	26,642	124,761
Manitou BF SA (b)	5,905	161,667
McPhy Energy SA (a) (b)	6,710	13,754
Mersen SA	8,750	344,452
Nanobiotix SA (a) (b)	13,323	82,016
Nexity SA (b)	23,486	240,332
Orpea SA (a) (b)	5	59
Quadient SA	18,020	370,938
SMCP SA (a) (b) (d)	27,840	70,057
Solutions 30 SE (a) (b)	73,063	165,076
Security Description	Shares	Value
Valneva SE (a) (b)	66,197	$ 260,019
		7,073,749
GERMANY — 2.8%
2G Energy AG	5,432	123,198
About You Holding SE (a)	19,283	89,509
ADLER Group SA (a) (b) (d)	52,261	10,131
Affimed NV (a)	6,476	34,323
Amadeus Fire AG	3,122	405,286
ATAI Life Sciences NV (a) (b)	42,160	83,055
Atoss Software AG	881	260,705
Aumann AG (d)	335	6,426
Bilfinger SE	18,520	866,069
Borussia Dortmund GmbH & Co. KGaA (a)	46,906	169,706
BRANICKS Group AG (a) (b)	44,033	67,624
CANCOM SE	15,808	471,888
Ceconomy AG (a)	103,364	207,749
Cewe Stiftung & Co. KGaA	3,134	347,949
Deutsche Beteiligungs AG	7,764	215,917
Deutsche Pfandbriefbank AG (b) (d)	50,171	267,889
Deutz AG	60,531	384,723
Draegerwerk AG & Co. KGaA Preference Shares	4,883	268,428
Eckert & Ziegler SE	8,000	323,827
Elmos Semiconductor SE	7,961	635,383
ElringKlinger AG	13,093	85,832
flatexDEGIRO AG (a)	27,574	309,562
GFT Technologies SE	11,682	340,647
Grenke AG	7,118	186,036
Hamborner REIT AG	48,495	359,290
Hamburger Hafen und Logistik AG (a)	12,106	217,036
Heidelberger Druckmaschinen AG (a)	73,487	82,541
Hornbach Holding AG & Co. KGaA	6,185	497,645
Hypoport SE (a)	1,754	446,681
Indus Holding AG	20,776	595,731
Instone Real Estate Group SE (d)	21,897	211,183
Jenoptik AG	23,230	722,546
JOST Werke SE (d)	7,679	394,762
Jumia Technologies AG ADR (a)	33,558	171,817
Kloeckner & Co. SE	53,198	387,813
Lilium NV (a) (b)	90,510	86,890
LPKF Laser & Electronics SE (a)	8,312	71,995
Medios AG (a)	6,416	113,502
Montana Aerospace AG (a) (d)	9,871	185,211
MorphoSys AG (a) (b)	15,679	1,137,919
Nagarro SE (a)	5,404	465,446
New Work SE	892	64,930
Norma Group SE	16,338	304,024
Patrizia SE	25,024	232,963
Pfeiffer Vacuum Technology AG	3,552	598,441

See accompanying notes to financial statements.
188

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
PVA TePla AG (a)	7,969	$ 161,716
SAF-Holland SE	31,966	652,145
Salzgitter AG	11,607	303,361
Secunet Security Networks AG	613	106,191
SFC Energy AG (a)	6,382	123,928
SGL Carbon SE (a) (b)	15,004	112,701
Sirius Real Estate Ltd. REIT	591,926	732,422
Stabilus SE	8,347	531,871
STRATEC SE	1,898	82,404
SUESS MicroTec SE	10,421	411,359
TAG Immobilien AG (a)	72,303	989,756
Takkt AG	16,215	234,313
Vossloh AG	4,100	202,360
		18,154,755
GHANA — 0.1%
Tullow Oil PLC (a) (b)	980,427	385,924
GREECE — 0.0% (e)
TT Hellenic Postbank SA (a) (c)	129,076	—
GUERNSEY — 0.1%
Balanced Commercial Property Trust Ltd. REIT	493,464	507,422
HONG KONG — 0.9%
Aidigong Maternal & Child Health Ltd. (a)	3,342,000	23,913
Alliance International Education Leasing Holdings Ltd. (a) (b) (d)	567,000	30,428
Cafe de Coral Holdings Ltd.	177,191	181,347
Canvest Environmental Protection Group Co. Ltd. (b)	447,000	230,170
China Ocean Resources Co. Ltd. (a) (c)	26,593	—
Chow Sang Sang Holdings International Ltd.	68,000	72,114
C-Mer Eye Care Holdings Ltd. (a)	328,000	118,603
Cowell e Holdings, Inc. (a) (b)	138,000	330,081
Dah Sing Financial Holdings Ltd.	41,200	94,650
EC Healthcare	139,000	23,266
Gold Fin Holdings (a) (c)	1,158,000	—
HKBN Ltd.	660,000	247,085
Hong Kong Technology Venture Co. Ltd. (a)	304,000	63,314
Hutchison Port Holdings Trust Stapled Security	2,081,000	262,206
Hutchison Telecommunications Hong Kong Holdings Ltd.	662,000	85,431
Long Well International Holdings Ltd. (a) (c)	2,380,000	—
Luk Fook Holdings International Ltd.	142,000	389,180
Melco International Development Ltd. (a) (b)	718,000	450,444
Modern Dental Group Ltd.	178,000	93,248
Pacific Basin Shipping Ltd.	2,107,000	608,427
Security Description	Shares	Value
Pacific Textiles Holdings Ltd.	884,000	$ 142,317
PAX Global Technology Ltd.	401,000	316,129
Peace Mark Holdings Ltd. (a) (c)	504,228	—
Perfect Medical Health Management Ltd.	438,000	179,085
Prosperity REIT	1,047,000	173,910
Realord Group Holdings Ltd. (a) (b)	232,000	161,851
Sa Sa International Holdings Ltd. (a)	661,248	70,126
Shenzhou Space Park Group Ltd. (a) (c)	780,000	—
Shun Tak Holdings Ltd. (a)	942,849	90,352
SMI Holdings Group Ltd. (a) (b) (c)	608,081	—
Sunlight Real Estate Investment Trust	511,000	105,772
Superb Summit International Group Ltd. (a) (b) (c)	1,685,500	—
Texhong International Group Ltd. (a)	215,500	117,849
Truly International Holdings Ltd.	802,000	77,880
Value Partners Group Ltd.	404,000	92,399
Vitasoy International Holdings Ltd. (b)	542,000	464,683
Viva Goods Company Ltd. (a)	1,200,000	113,461
Yuexiu Real Estate Investment Trust (b)	1,469,000	189,574
Zhuguang Holdings Group Co. Ltd. (a) (b)	1,270,000	23,854
		5,623,149
INDONESIA — 0.2%
First Pacific Co. Ltd.	1,272,000	640,352
First Resources Ltd.	208,800	211,956
Nickel Industries Ltd.	867,603	458,479
		1,310,787
IRAQ — 0.1%
Genel Energy PLC (b)	108,217	113,875
Gulf Keystone Petroleum Ltd. (a) (b)	158,391	226,699
		340,574
IRELAND — 0.6%
Amarin Corp. PLC ADR (a) (b)	132,557	118,082
C&C Group PLC	167,467	346,523
Cairn Homes PLC	153,682	264,899
COSMO Pharmaceuticals NV	4,590	363,347
Dalata Hotel Group PLC	132,732	645,794
Fineos Corp. Ltd. CDI (a)	138,692	152,916
GH Research PLC (a) (b)	9,360	99,778
Glenveagh Properties PLC (a) (b) (d)	224,853	304,037
Greencore Group PLC (a)	359,536	541,841
Irish Residential Properties REIT PLC (b)	333,443	370,922
Origin Enterprises PLC (b)	58,676	199,616

See accompanying notes to financial statements.
189

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Uniphar PLC (b)	95,269	$ 267,515
		3,675,270
ISRAEL — 2.7%
Ashdod Refinery Ltd.	5,507	131,523
AudioCodes Ltd.	15,294	199,434
Azorim-Investment Development & Construction Co. Ltd. (a)	52,851	272,499
Blue Square Real Estate Ltd.	2,187	151,383
Cellcom Israel Ltd. (a)	34,475	148,676
Ceragon Networks Ltd. (a)	46,063	147,402
Clal Insurance Enterprises Holdings Ltd. (a)	36,478	674,461
Cognyte Software Ltd. (a)	25,249	208,809
Compugen Ltd. (a) (b)	52,938	136,580
Danel Adir Yeoshua Ltd.	2,520	216,253
Delek Automotive Systems Ltd.	13,172	80,464
Delta Galil Ltd.	5,508	243,250
Elco Ltd.	6,854	241,893
Electra Consumer Products 1970 Ltd.	9,740	221,959
Electreon Wireless Ltd. (a)	2,120	78,696
FIBI Holdings Ltd.	6,679	299,340
Formula Systems 1985 Ltd.	5,610	450,950
Fox Wizel Ltd.	4,622	433,600
G City Ltd. (a)	94,783	294,928
Gilat Satellite Networks Ltd. (a)	19,978	108,481
Hilan Ltd.	7,506	478,997
IDI Insurance Co. Ltd.	6,775	198,792
Innoviz Technologies Ltd. (a) (b)	61,098	82,482
Inrom Construction Industries Ltd.	72,616	231,899
Isracard Ltd.	85,773	351,174
Israel Canada T.R Ltd. (a)	92,543	370,051
Israel Discount Bank Ltd. Class A	1	5
Isras Investment Co. Ltd.	1,217	246,841
Ituran Location & Control Ltd.	13,505	377,600
Kornit Digital Ltd. (a)	17,871	323,823
Magic Software Enterprises Ltd.	11,868	135,889
Matrix IT Ltd.	22,641	500,936
Mediterranean Towers Ltd.	46,105	120,683
Mega Or Holdings Ltd. REIT	11,800	316,378
Menora Mivtachim Holdings Ltd.	12,897	347,797
Migdal Insurance & Financial Holdings Ltd.	360,878	500,483
Nano Dimension Ltd. ADR (a) (b)	111,358	310,132
Nano-X Imaging Ltd. (a) (b)	42,522	415,440
Nexxen International Ltd. ADR (a) (b)	14,808	77,298
Oil Refineries Ltd.	1,993,601	663,863
One Software Technologies Ltd.	21,623	321,066
Oramed Pharmaceuticals, Inc. (a)	12,292	35,893
Partner Communications Co. Ltd. (a)	76,398	334,060
Security Description	Shares	Value
Paz Oil Co. Ltd.	5,507	$ 590,428
Perion Network Ltd. (a)	23,329	524,436
Radware Ltd. (a)	25,006	468,112
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,179	433,048
Reit 1 Ltd.	112,810	490,197
Sapiens International Corp. NV	24,130	758,076
Sella Capital Real Estate Ltd. REIT	141,993	306,062
Shufersal Ltd. (a)	104,608	736,370
Silicom Ltd. (a)	6,574	97,624
Sisram Medical Ltd. (d)	100,000	45,103
Summit Real Estate Holdings Ltd. REIT	11,703	148,887
Taboola.com Ltd. (a)	64,620	286,913
Tel Aviv Stock Exchange Ltd.	46,077	312,026
ZIM Integrated Shipping Services Ltd. (b)	54,121	547,705
		17,227,150
ITALY — 1.5%
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	325	—
Anima Holding SpA (d)	144,686	687,548
Arnoldo Mondadori Editore SpA	144,926	364,692
Ascopiave SpA	37,593	96,020
Avio SpA (a) (b)	6,891	75,316
Banca IFIS SpA	13,841	271,311
BFF Bank SpA (d)	84,067	1,125,825
Biesse SpA (b)	11,622	155,642
Cromwell European Real Estate Investment Trust	125,400	186,896
Danieli & C Officine Meccaniche SpA	16,736	441,931
Datalogic SpA	5,488	34,021
doValue SpA (b) (d)	21,624	49,627
El.En. SpA (b)	38,104	483,128
Esprinet SpA	26,643	154,806
Eurotech SpA (a) (b)	37,715	70,711
Fila SpA	10,681	91,822
Fincantieri SpA (a) (b)	134,911	99,079
Gruppo MutuiOnline SpA (b)	7,359	297,642
GVS SpA (a) (b) (d)	24,898	162,683
Immobiliare Grande Distribuzione SIIQ SpA REIT (b)	21,311	34,938
Italmobiliare SpA (b)	2,227	83,218
Juventus Football Club SpA (a) (b)	103,336	253,059
Maire Tecnimont SpA	63,558	498,689
MARR SpA	30,340	385,998
MFE-MediaForEurope NV Class A	206,461	536,262
OVS SpA (b) (d)	242,884	638,999
Piaggio & C SpA	84,761	268,401
RAI Way SpA (d)	48,638	272,626

See accompanying notes to financial statements.
190

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Safilo Group SpA (a) (b)	62,579	$ 81,238
Spaxs SpA (a)	16,373	85,939
Tamburi Investment Partners SpA	64,551	693,665
Tinexta SpA	8,685	178,310
Unieuro SpA (b) (d)	19,634	187,344
Webuild SpA (b)	148,714	360,090
Zignago Vetro SpA	18,340	262,643
		9,670,119
JAPAN — 37.3%
77 Bank Ltd.	38,000	1,010,605
Access Co. Ltd. (a)	14,500	166,609
Adastria Co. Ltd.	9,800	248,327
Advanced Media, Inc. (a) (b)	14,900	159,884
Adways, Inc.	10,300	29,468
Aeon Delight Co. Ltd.	14,200	329,327
Aeon Fantasy Co. Ltd.	7,900	124,024
Ai Holdings Corp.	20,900	335,295
Aichi Financial Group, Inc.	15,448	268,754
Aichi Steel Corp.	3,200	81,298
Aida Engineering Ltd. (b)	29,500	172,503
Aiful Corp.	122,276	366,800
Aiming, Inc. (a) (b)	22,000	33,288
Airtrip Corp. (b)	10,200	109,788
Aisan Industry Co. Ltd.	29,800	330,597
Akatsuki, Inc.	2,300	38,373
Akebono Brake Industry Co. Ltd. (a)	70,600	67,174
Akita Bank Ltd.	1,800	24,572
Alconix Corp.	14,200	134,639
Altech Corp.	15,180	274,222
Amiyaki Tei Co. Ltd.	1,700	58,410
Amuse, Inc.	9,300	93,956
Anest Iwata Corp.	24,300	215,793
AnGes, Inc. (a) (b)	70,800	30,407
Anicom Holdings, Inc.	47,400	179,146
Appier Group, Inc. (a)	28,300	291,704
Arata Corp.	11,800	250,276
ARCLANDS Corp.	27,048	315,615
Arcs Co. Ltd.	25,500	525,686
ARE Holdings, Inc. (b)	46,557	590,326
Arealink Co. Ltd.	4,100	72,792
Argo Graphics, Inc.	14,200	398,289
Arisawa Manufacturing Co. Ltd.	14,200	105,647
Artience Co. Ltd.	21,100	408,351
Asahi Yukizai Corp.	10,300	356,616
Asanuma Corp. (b)	13,400	352,387
ASKA Pharmaceutical Holdings Co. Ltd.	10,300	150,405
ASKUL Corp. (b)	25,100	364,862
Atom Corp. (a) (b)	14,700	88,485
Atrae, Inc. (a)	20,900	60,900
Autobacs Seven Co. Ltd. (b)	25,000	260,745
Avex, Inc.	18,700	158,032
Awa Bank Ltd.	31,865	584,264
Axial Retailing, Inc.	39,200	265,486
Security Description	Shares	Value
Bando Chemical Industries Ltd.	32,700	$ 404,685
Bank of Iwate Ltd.	8,000	135,214
Bank of Nagoya Ltd.	3,160	135,090
Bank of Saga Ltd.	10,300	143,531
Bank of the Ryukyus Ltd.	48,720	382,111
BASE, Inc. (a)	30,300	62,864
Belc Co. Ltd.	6,300	288,890
Bell System24 Holdings, Inc.	15,700	162,348
Belluna Co. Ltd.	25,600	103,858
Bic Camera, Inc. (b)	33,500	283,548
BML, Inc.	15,000	288,216
BrainPad, Inc.	16,600	147,305
Broadleaf Co. Ltd.	55,000	190,426
BRONCO BILLY Co. Ltd.	8,200	199,927
Bunka Shutter Co. Ltd.	41,600	466,452
Bushiroad, Inc. (b)	25,800	65,632
Can Do Co. Ltd. (b)	23,300	424,910
Carna Biosciences, Inc. (a)	48,600	152,211
Cawachi Ltd.	4,600	80,180
Central Glass Co. Ltd.	21,469	403,860
Central Security Patrols Co. Ltd.	6,500	113,212
Change Holdings, Inc. (b)	19,100	161,033
Chiba Kogyo Bank Ltd.	57,700	399,548
Chiyoda Co. Ltd.	19,600	114,742
Chiyoda Corp. (a) (b)	102,700	272,111
Chiyoda Integre Co. Ltd.	5,600	102,531
Chofu Seisakusho Co. Ltd.	14,200	202,006
Chubu Shiryo Co. Ltd.	10,300	80,647
Chudenko Corp.	9,800	194,129
Chugin Financial Group, Inc.	40,400	343,018
Chugoku Marine Paints Ltd.	33,100	484,870
CI Takiron Corp.	43,400	192,704
Citizen Watch Co. Ltd. (b)	135,500	889,038
CKD Corp.	41,859	833,889
CMK Corp.	38,800	157,666
COLOPL, Inc.	33,500	136,351
Colowide Co. Ltd. (b)	21,100	299,118
Computer Engineering & Consulting Ltd.	10,200	103,924
Comture Corp.	14,200	184,367
Cosel Co. Ltd.	22,300	222,050
CRE Logistics REIT, Inc.	383	380,862
Create Restaurants Holdings, Inc.	43,100	293,608
CTS Co. Ltd.	33,500	174,644
Curves Holdings Co. Ltd.	23,400	123,072
Cyber Security Cloud, Inc. (a) (b)	2,500	47,491
CYBERDYNE, Inc. (a) (b)	68,300	94,770
Cybozu, Inc. (b)	28,200	327,008
Dai Nippon Toryo Co. Ltd.	10,300	79,694
Daido Metal Co. Ltd.	27,600	122,184
Daihen Corp.	9,600	595,619
Daiho Corp. (b)	15,700	357,891
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	21,700	136,212

See accompanying notes to financial statements.
191

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Daiki Aluminium Industry Co. Ltd. (b)	33,500	$ 270,931
Daikyonishikawa Corp.	18,900	96,532
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,800	171,412
Daiseki Co. Ltd.	26,939	655,920
Daishi Hokuetsu Financial Group, Inc. (b)	28,951	849,334
Daito Pharmaceutical Co. Ltd.	9,460	145,827
Daiwabo Holdings Co. Ltd.	50,074	835,091
DCM Holdings Co. Ltd.	69,964	675,856
Demae-Can Co. Ltd. (a) (b)	64,972	139,951
Denyo Co. Ltd.	9,800	151,716
Digital Arts, Inc.	8,100	231,474
Digital Garage, Inc. (b)	16,884	365,916
Digital Hearts Holdings Co. Ltd.	6,200	39,041
Dip Corp.	15,900	290,170
DKK Co. Ltd.	8,700	122,557
DKS Co. Ltd.	8,400	198,143
Doshisha Co. Ltd.	14,200	195,532
Doutor Nichires Holdings Co. Ltd. (b)	45,152	612,488
Dowa Holdings Co. Ltd.	17,400	598,069
DTS Corp.	39,687	1,034,492
Duskin Co. Ltd.	22,400	477,172
DyDo Group Holdings, Inc.	8,200	147,914
Earth Corp.	10,100	283,624
EDION Corp. (b)	68,305	686,457
eGuarantee, Inc.	24,400	288,263
E-Guardian, Inc.	10,300	93,850
Ehime Bank Ltd.	20,540	152,410
Eiken Chemical Co. Ltd. (b)	18,900	245,390
Eizo Corp.	10,300	349,810
en Japan, Inc. (b)	17,400	304,898
eRex Co. Ltd. (a) (b)	26,200	119,276
ES-Con Japan Ltd.	33,500	224,447
Eslead Corp.	18,200	416,082
ESPEC Corp.	16,000	316,628
euglena Co. Ltd. (a) (b)	41,900	167,495
Exedy Corp.	17,200	343,784
FAN Communications, Inc.	43,900	115,736
FCC Co. Ltd.	32,328	468,862
FDK Corp. (a)	22,600	110,801
Feed One Co. Ltd.	9,160	58,708
Ferrotec Holdings Corp. (b)	33,178	642,537
FIDEA Holdings Co. Ltd.	11,710	122,791
Financial Partners Group Co. Ltd.	27,700	388,380
Fixstars Corp. (b)	17,600	265,491
Freee KK (a)	31,000	710,760
Fronteo, Inc. (a) (b)	18,400	79,876
Fudo Tetra Corp.	9,040	122,090
Fuji Co. Ltd. (b)	18,900	230,529
Fuji Pharma Co. Ltd.	7,000	75,206
Fuji Seal International, Inc.	10,800	141,293
Fujibo Holdings, Inc.	7,200	207,420
Security Description	Shares	Value
Fujimi, Inc. (b)	26,883	$ 613,702
Fujimori Kogyo Co. Ltd.	7,500	211,603
Fujita Kanko, Inc. (a)	4,399	211,891
Fujitec Co. Ltd. (b)	37,381	925,726
Fujiya Co. Ltd.	200	3,297
Fukuda Corp.	4,000	148,006
Fukui Bank Ltd.	12,900	165,187
Fukuoka REIT Corp.	776	886,007
Fukushima Galilei Co. Ltd.	8,400	329,684
FULLCAST Holdings Co. Ltd.	10,200	97,252
Funai Soken Holdings, Inc.	21,100	345,614
Furukawa Co. Ltd.	17,838	213,804
Furukawa Electric Co. Ltd.	56,000	1,177,759
Furuno Electric Co. Ltd.	19,600	315,993
Fuso Chemical Co. Ltd. (b)	14,200	431,128
Futaba Corp.	10,300	35,185
GA Technologies Co. Ltd. (a)	11,200	125,953
Gakken Holdings Co. Ltd.	20,800	127,539
Genki Sushi Co. Ltd.	3,200	67,026
Genky DrugStores Co. Ltd.	5,100	219,710
Geo Holdings Corp. (b)	20,000	250,686
giftee, Inc. (a) (b)	9,300	82,157
Giken Ltd.	8,900	121,729
Global One Real Estate Investment Corp. REIT	440	316,310
GLOBERIDE, Inc. (b)	12,000	159,212
Glory Ltd.	30,500	573,745
GMO GlobalSign Holdings KK (b)	9,900	195,913
GNI Group Ltd. (a)	15,600	309,743
Goldcrest Co. Ltd.	14,900	249,178
Gree, Inc.	46,800	148,738
GS Yuasa Corp. (b)	32,098	665,523
G-Tekt Corp.	15,200	212,315
GungHo Online Entertainment, Inc.	15,600	249,186
Gunma Bank Ltd.	119,200	674,189
Gunze Ltd.	9,200	329,472
Gurunavi, Inc. (a)	36,400	71,672
H.U. Group Holdings, Inc. (b)	28,197	459,160
H2O Retailing Corp.	66,200	844,641
Hamakyorex Co. Ltd.	7,200	182,206
Hankyu Hanshin REIT, Inc.	527	488,888
Hanwa Co. Ltd.	24,244	943,521
Happinet Corp. (b)	3,700	74,076
Hazama Ando Corp.	90,901	706,330
Heiwa Real Estate Co. Ltd. (b)	20,500	536,390
Heiwa Real Estate REIT, Inc.	562	527,670
Heiwado Co. Ltd.	19,600	261,860
Hennge KK (a) (b)	8,800	70,298
Hibiya Engineering Ltd.	7,500	145,694
Hiday Hidaka Corp.	10,604	187,564
Hioki EE Corp. (b)	8,200	387,935
Hirano Tecseed Co. Ltd. (b)	10,200	140,183
Hirata Corp. (b)	6,800	349,110
Hirogin Holdings, Inc.	49,100	351,352

See accompanying notes to financial statements.
192

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
HIS Co. Ltd. (a) (b)	17,800	$ 223,816
Hochiki Corp.	16,900	241,979
Hogy Medical Co. Ltd.	10,300	253,170
Hokkaido Electric Power Co., Inc.	105,500	574,605
Hokkoku Financial Holdings, Inc. (b)	14,700	482,732
Hokuetsu Corp. (b)	49,500	605,729
Hokuhoku Financial Group, Inc.	68,100	859,434
Hokuriku Electric Power Co. (b)	99,000	523,896
H-One Co. Ltd.	20,800	95,379
Hoosiers Holdings Co. Ltd.	40,000	289,669
Hoshino Resorts REIT, Inc.	152	580,501
Hosiden Corp.	23,800	301,775
Hosokawa Micron Corp.	9,600	300,981
Hyakugo Bank Ltd.	111,200	469,502
Hyakujushi Bank Ltd.	16,100	309,883
IBJ, Inc.	14,900	53,163
Ichibanya Co. Ltd.	28,000	221,269
Ichigo Hotel REIT Investment Corp.	233	173,813
Ichigo Office REIT Investment Corp.	875	474,661
Ichigo, Inc.	151,300	435,870
Ichikoh Industries Ltd.	30,000	107,833
Idec Corp.	14,300	251,805
Iino Kaiun Kaisha Ltd.	68,380	567,932
Imuraya Group Co. Ltd.	8,600	142,912
Inaba Denki Sangyo Co. Ltd.	17,800	411,642
Inabata & Co. Ltd.	19,700	413,928
Infocom Corp.	14,500	255,327
Infomart Corp.	80,500	218,610
Insource Co. Ltd.	34,400	205,930
Intage Holdings, Inc. (b)	17,100	178,406
Integrated Design & Engineering Holdings Co. Ltd.	9,800	279,084
Iriso Electronics Co. Ltd.	10,100	201,540
Ishihara Sangyo Kaisha Ltd.	16,800	191,594
Istyle, Inc. (a)	33,500	114,880
Itfor, Inc.	39,000	347,365
Itochu Enex Co. Ltd.	19,100	196,496
Itoki Corp.	28,900	330,542
J Trust Co. Ltd. (b)	54,400	158,155
Jaccs Co. Ltd.	15,000	543,130
Jade Group, Inc. (a)	4,100	73,009
JAFCO Group Co. Ltd. (b)	48,980	604,382
Japan Aviation Electronics Industry Ltd. (b)	37,890	619,379
Japan Communications, Inc. (a) (b)	128,500	174,056
Japan Display, Inc. (a) (b)	1,324,810	210,086
Japan Elevator Service Holdings Co. Ltd.	22,800	371,501
Japan Excellent, Inc. REIT	1,039	892,464
Japan Lifeline Co. Ltd.	29,700	236,470
Japan Material Co. Ltd.	42,674	678,408
Security Description	Shares	Value
Japan Petroleum Exploration Co. Ltd. (b)	16,200	$ 732,155
Japan Pulp & Paper Co. Ltd.	7,900	269,867
Japan Securities Finance Co. Ltd.	26,100	287,135
Japan Steel Works Ltd.	39,397	875,431
Japan Wool Textile Co. Ltd.	22,200	213,133
JCU Corp.	13,547	343,274
Jeol Ltd. (b)	24,200	997,134
JINS Holdings, Inc. (b)	6,600	186,428
JMDC, Inc. (a)	21,300	513,835
Joshin Denki Co. Ltd.	13,500	205,250
Joyful Honda Co. Ltd.	45,400	652,450
JSP Corp.	8,100	120,527
JTOWER, Inc. (a)	5,500	145,727
Juki Corp.	31,600	119,222
Juroku Financial Group, Inc.	17,800	551,601
JVCKenwood Corp.	77,000	472,140
Kaga Electronics Co. Ltd.	18,100	766,599
Kamakura Shinsho Ltd.	5,300	25,039
Kameda Seika Co. Ltd. (b)	3,900	109,389
Kamei Corp.	19,100	259,976
Kanamoto Co. Ltd.	17,900	319,100
Kanematsu Corp.	82,735	1,407,662
Kanto Denka Kogyo Co. Ltd.	24,000	159,371
Kaonavi, Inc. (a) (b)	8,100	97,460
Katakura Industries Co. Ltd.	54,448	689,661
Kato Sangyo Co. Ltd.	10,200	305,302
Kawada Technologies, Inc.	3,900	83,878
Kawai Musical Instruments Manufacturing Co. Ltd.	6,200	146,863
Keiyo Bank Ltd.	74,800	373,147
Kenko Mayonnaise Co. Ltd.	14,200	188,401
KH Neochem Co. Ltd.	17,000	256,665
Kisoji Co. Ltd. (b)	10,100	171,776
Kissei Pharmaceutical Co. Ltd.	22,800	532,545
Kitanotatsujin Corp. (b)	46,400	61,317
Kitz Corp.	108,755	972,971
Kiyo Bank Ltd.	64,965	795,402
KLab, Inc. (a)	9,900	23,614
Koa Corp. (b)	18,500	179,078
Kohnan Shoji Co. Ltd.	10,300	296,726
Komatsu Matere Co. Ltd.	27,500	139,549
KOMEDA Holdings Co. Ltd.	21,600	384,488
Komeri Co. Ltd.	10,100	229,902
Komori Corp. (b)	48,036	389,125
Konica Minolta, Inc.	253,700	827,591
Konishi Co. Ltd.	29,000	293,746
Konoike Transport Co. Ltd.	14,200	198,347
Koshidaka Holdings Co. Ltd. (b)	23,400	144,564
Kourakuen Holdings Corp. (a) (b)	8,000	71,783
Krosaki Harima Corp.	13,200	305,699
Kumagai Gumi Co. Ltd.	18,200	494,850
Kumiai Chemical Industry Co. Ltd.	48,900	266,560

See accompanying notes to financial statements.
193

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Kura Sushi, Inc.	14,200	$ 438,164
Kurabo Industries Ltd.	27,770	636,704
Kureha Corp.	21,800	392,370
Kusuri No. Aoki Holdings Co. Ltd.	24,200	498,567
KYB Corp.	13,683	462,896
Kyoei Steel Ltd.	17,000	264,528
Kyokuto Kaihatsu Kogyo Co. Ltd.	16,800	283,839
Kyorin Pharmaceutical Co. Ltd.	29,100	349,365
Kyoritsu Maintenance Co. Ltd. (b)	28,400	649,272
Kyosan Electric Manufacturing Co. Ltd.	14,200	48,508
Lacto Japan Co. Ltd.	7,400	115,050
LEC, Inc.	15,700	119,193
Leopalace21 Corp. (b)	173,420	582,096
LIFENET INSURANCE Co. (a) (b)	57,600	562,508
LIFULL Co. Ltd.	30,300	33,634
M&A Capital Partners Co. Ltd. (b)	8,400	123,937
Maeda Kosen Co. Ltd. (b)	7,500	179,391
Makino Milling Machine Co. Ltd.	18,348	760,131
Mandom Corp.	16,800	147,969
Mars Group Holdings Corp.	14,200	306,340
Marudai Food Co. Ltd.	34,531	368,708
Maruha Nichiro Corp.	31,702	619,293
Marusan Securities Co. Ltd. (b)	63,438	447,664
Matsuya Co. Ltd. (b)	28,900	204,321
Max Co. Ltd.	20,200	424,434
Maxell Ltd.	26,200	273,867
MCJ Co. Ltd.	40,200	355,663
MEC Co. Ltd. (b)	15,400	409,561
Media Do Co. Ltd.	4,300	42,391
Medical Data Vision Co. Ltd.	63,400	250,508
Medinet Co. Ltd. (a) (b)	547,500	184,496
Medley, Inc. (a)	9,600	283,855
MedPeer, Inc.	7,200	32,968
Megachips Corp.	13,519	343,904
Megmilk Snow Brand Co. Ltd.	23,300	413,210
Meidensha Corp.	26,649	500,423
Meiko Electronics Co. Ltd.	14,267	503,391
Meiko Network Japan Co. Ltd.	27,400	130,713
Meisei Industrial Co. Ltd.	30,100	261,134
MEITEC Group Holdings, Inc.	28,700	553,633
Melco Holdings, Inc.	4,000	95,675
Menicon Co. Ltd.	49,500	507,118
Mie Kotsu Group Holdings, Inc. (b)	49,500	200,819
Milbon Co. Ltd.	12,000	251,822
Mimasu Semiconductor Industry Co. Ltd.	16,100	325,521
Minkabu The Infonoid, Inc. (b)	6,800	71,439
Mirai Corp. REIT	887	269,303
Mirait One Corp.	41,001	504,301
Miroku Jyoho Service Co. Ltd.	10,300	121,617
Security Description	Shares	Value
Mitsubishi Estate Logistics REIT Investment Corp.	298	$ 758,069
Mitsubishi Kakoki Kaisha Ltd.	16,500	442,086
Mitsubishi Logisnext Co. Ltd.	14,200	171,700
Mitsubishi Pencil Co. Ltd.	27,200	454,157
Mitsubishi Research Institute, Inc.	6,900	225,448
Mitsubishi Shokuhin Co. Ltd.	8,000	293,369
Mitsuboshi Belting Ltd. (b)	14,300	437,943
Mitsui DM Sugar Holdings Co. Ltd.	24,600	505,507
Mitsui Matsushima Holdings Co. Ltd. (b)	9,100	174,069
Mitsui Mining & Smelting Co. Ltd.	29,431	898,225
Mitsui-Soko Holdings Co. Ltd.	15,700	483,931
MIXI, Inc.	23,500	405,577
Miyaji Engineering Group, Inc.	5,200	146,024
Miyazaki Bank Ltd.	4,180	79,377
Mizuho Leasing Co. Ltd.	51,000	375,057
Mizuno Corp.	7,800	324,689
Mochida Pharmaceutical Co. Ltd.	16,000	337,771
Modec, Inc.	9,000	181,076
Monex Group, Inc. (b)	89,607	529,312
Money Forward, Inc. (a)	24,900	1,106,429
Monogatari Corp.	13,800	423,086
Mori Trust Reit, Inc.	1,456	701,327
Morinaga Milk Industry Co. Ltd.	38,600	788,859
Morita Holdings Corp.	21,800	235,508
MOS Food Services, Inc. (b)	14,200	321,821
m-up Holdings, Inc.	15,700	121,060
Musashi Seimitsu Industry Co. Ltd.	28,300	314,704
Musashino Bank Ltd.	10,280	198,475
Nachi-Fujikoshi Corp.	14,200	324,167
Nagaileben Co. Ltd.	14,200	222,460
Nagano Keiki Co. Ltd. (b)	24,900	370,181
NANO MRNA Co. Ltd. (a) (b)	88,000	104,662
Nanto Bank Ltd. (b)	9,800	197,496
NET One Systems Co. Ltd.	49,300	866,810
Neturen Co. Ltd.	55,983	408,003
Nextage Co. Ltd. (b)	30,940	586,315
NexTone, Inc. (a)	4,200	37,048
NHK Spring Co. Ltd.	63,700	630,918
Nichias Corp.	32,218	858,962
Nichiban Co. Ltd.	9,800	126,397
Nichicon Corp.	39,900	335,872
Nichiha Corp.	16,900	380,779
Nichireki Co. Ltd. (b)	10,300	169,937
Nihon House Holdings Co. Ltd.	48,800	112,210
Nihon M&A Center Holdings, Inc.	182,500	1,157,499
Nihon Nohyaku Co. Ltd. (b)	33,500	177,079
Nihon Parkerizing Co. Ltd.	55,000	441,541
Nihon Tokushu Toryo Co. Ltd.	10,300	98,614
Nihon Trim Co. Ltd.	1,500	37,167

See accompanying notes to financial statements.
194

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Nikkiso Co. Ltd.	65,240	$ 531,938
Nikkon Holdings Co. Ltd.	61,638	1,186,576
Nippon Carbide Industries Co., Inc.	16,100	191,802
Nippon Carbon Co. Ltd.	14,271	498,818
Nippon Ceramic Co. Ltd.	10,200	182,171
Nippon Chemical Industrial Co. Ltd.	8,100	125,933
Nippon Coke & Engineering Co. Ltd. (b)	367,172	312,962
Nippon Densetsu Kogyo Co. Ltd.	24,200	333,870
Nippon Gas Co. Ltd.	58,300	977,092
Nippon Kayaku Co. Ltd.	45,900	392,293
Nippon Light Metal Holdings Co. Ltd.	33,390	394,913
Nippon Paper Industries Co. Ltd. (b)	42,900	331,363
Nippon Parking Development Co. Ltd.	242,991	324,320
Nippon Pillar Packing Co. Ltd.	14,800	598,474
NIPPON REIT Investment Corp.	413	967,382
Nippon Road Co. Ltd.	23,500	291,761
Nippon Sheet Glass Co. Ltd. (a)	43,400	147,969
Nippon Signal Company Ltd.	31,000	210,360
Nippon Soda Co. Ltd.	14,200	566,705
Nippon Thompson Co. Ltd.	53,200	224,266
Nippon Yakin Kogyo Co. Ltd.	8,600	273,323
Nipro Corp. (b)	19,500	154,485
Nishimatsu Construction Co. Ltd. (b)	27,583	791,887
Nishimatsuya Chain Co. Ltd.	24,253	385,721
Nishi-Nippon Financial Holdings, Inc.	76,100	949,836
Nishio Holdings Co. Ltd.	14,400	367,267
Nissan Shatai Co. Ltd.	22,200	152,405
Nissei ASB Machine Co. Ltd.	4,700	160,554
Nissei Plastic Industrial Co. Ltd.	24,600	190,337
Nissha Co. Ltd.	24,400	242,315
Nisshin Oillio Group Ltd.	13,600	455,595
Nisshinbo Holdings, Inc.	71,900	576,502
Nissin Corp.	10,300	193,893
Nissui Corp.	146,654	918,132
Nitta Corp. (b)	9,900	258,383
Nittetsu Mining Co. Ltd. (b)	6,400	205,940
Nitto Boseki Co. Ltd. (b)	21,530	829,363
Nitto Kogyo Corp. (b)	22,300	612,220
Nittoku Co. Ltd. (b)	9,400	122,418
Nohmi Bosai Ltd.	17,400	259,485
Nojima Corp.	17,800	197,941
Nomura Co. Ltd.	43,200	257,467
Noritake Co. Ltd.	13,800	382,966
Noritsu Koki Co. Ltd.	9,800	205,590
Noritz Corp.	14,900	170,319
North Pacific Bank Ltd.	149,000	433,182
NPR-RIKEN Corp.	11,200	227,930
NS United Kaiun Kaisha Ltd.	10,000	311,540
Security Description	Shares	Value
NSD Co. Ltd.	38,606	$ 744,341
NTN Corp. (b)	202,900	421,231
NTT UD REIT Investment Corp.	1,283	1,045,254
Nxera Pharma Co. Ltd. (a) (b)	33,500	358,806
Obara Group, Inc. (b)	8,900	223,169
Ogaki Kyoritsu Bank Ltd.	10,000	144,042
Ohara, Inc.	9,600	83,222
Ohsho Food Service Corp.	6,800	346,863
Oiles Corp.	14,200	208,011
Oisix ra daichi, Inc. (a) (b)	11,600	98,797
Oita Bank Ltd.	15,380	306,391
Okabe Co. Ltd.	18,400	94,587
Okamoto Industries, Inc.	6,360	206,544
Okamura Corp.	54,568	801,871
Okasan Securities Group, Inc. (b)	88,082	468,506
Oki Electric Industry Co. Ltd.	48,500	369,170
Okinawa Electric Power Co., Inc. (b)	38,377	290,595
Okinawa Financial Group, Inc.	23,300	400,278
OKUMA Corp.	13,200	624,829
Okumura Corp.	16,800	557,243
Okuwa Co. Ltd. (b)	3,900	24,403
One REIT, Inc. (b)	158	276,235
Open Door, Inc. (a) (b)	8,500	45,829
Open Up Group, Inc. (b)	40,377	546,915
Optex Group Co. Ltd.	17,500	227,444
Optim Corp. (a)	27,800	189,381
Optorun Co. Ltd.	14,200	192,342
Oriental Shiraishi Corp.	94,200	245,855
Osaka Organic Chemical Industry Ltd. (b)	21,000	441,244
Osaka Soda Co. Ltd. (b)	10,200	645,651
OSAKA Titanium Technologies Co. Ltd. (b)	18,600	320,272
Osaki Electric Co. Ltd.	16,000	71,572
OSG Corp.	27,300	391,340
Oyo Corp.	19,000	275,562
Pacific Industrial Co. Ltd.	30,100	332,732
Pacific Metals Co. Ltd. (a) (b)	7,399	65,853
Pack Corp.	9,800	242,823
PAL GROUP Holdings Co. Ltd.	18,000	306,016
Paramount Bed Holdings Co. Ltd.	22,800	386,114
Pasona Group, Inc.	10,300	188,720
Penta-Ocean Construction Co. Ltd.	147,853	740,608
PeptiDream, Inc. (a) (b)	51,200	477,849
Pharma Foods International Co. Ltd. (b)	10,200	64,026
PIA Corp. (a)	5,100	107,496
Pigeon Corp.	53,200	512,157
Pilot Corp.	12,900	334,465
Piolax, Inc. (b)	16,000	279,520
PKSHA Technology, Inc. (a) (b)	9,500	338,961
Pole To Win Holdings, Inc.	17,300	58,297
Press Kogyo Co. Ltd.	240,710	1,118,102

See accompanying notes to financial statements.
195

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Pressance Corp. (b)	5,500	$ 64,214
Prestige International, Inc. (b)	54,200	243,523
Prima Meat Packers Ltd.	14,500	217,004
Procrea Holdings, Inc. (b)	5,930	72,683
Qol Holdings Co. Ltd.	10,300	117,806
Raccoon Holdings, Inc.	12,600	50,951
Raito Kogyo Co. Ltd.	37,214	494,728
Raiznext Corp.	30,100	412,882
Raksul, Inc. (a) (b)	23,700	168,654
RaQualia Pharma, Inc. (a)	18,100	71,996
RENOVA, Inc. (a) (b)	48,200	393,957
ReproCELL, Inc. (a)	42,200	43,219
Resorttrust, Inc.	46,574	796,262
Restar Corp.	10,300	205,530
Retail Partners Co. Ltd.	10,300	126,109
Rheon Automatic Machinery Co. Ltd.	10,300	105,215
Ricoh Leasing Co. Ltd.	7,700	267,614
Riken Keiki Co. Ltd.	27,136	681,336
Riken Technos Corp.	48,300	315,309
Riken Vitamin Co. Ltd.	10,300	170,754
Ringer Hut Co. Ltd. (b)	14,200	216,267
Riso Kagaku Corp.	9,200	186,620
Rock Field Co. Ltd.	14,200	160,254
Rorze Corp.	6,734	945,950
Round One Corp.	128,200	662,410
Royal Holdings Co. Ltd. (b)	14,200	231,842
RS Technologies Co. Ltd.	9,800	195,229
Ryobi Ltd.	16,400	324,435
Ryosan Co. Ltd. (b)	9,800	318,583
S Foods, Inc.	14,200	315,253
Sac's Bar Holdings, Inc.	30,500	175,126
Sagami Holdings Corp. (b)	22,200	217,680
Saizeriya Co. Ltd.	14,400	490,958
Sakai Chemical Industry Co. Ltd.	26,953	341,220
Sakai Moving Service Co. Ltd.	8,400	140,920
Sakata INX Corp.	23,000	238,594
Sakata Seed Corp.	15,800	386,792
Sakura Internet, Inc. (b)	11,900	478,846
Sala Corp.	38,500	210,123
SAMTY Co. Ltd.	21,800	397,699
San-A Co. Ltd.	10,000	309,227
San-Ai Obbli Co. Ltd.	38,800	527,092
SanBio Co. Ltd. (a) (b)	14,200	39,500
Sangetsu Corp.	31,700	691,202
San-In Godo Bank Ltd.	77,700	608,375
Sanken Electric Co. Ltd. (b)	11,618	506,035
Sanki Engineering Co. Ltd.	24,900	345,667
Sankyo Tateyama, Inc.	27,800	172,849
Sanoh Industrial Co. Ltd.	39,400	295,477
Sansan, Inc. (a)	65,300	747,297
Sanyo Chemical Industries Ltd.	5,400	150,391
Sanyo Denki Co. Ltd.	5,000	232,912
Sanyo Electric Railway Co. Ltd. (b)	7,800	106,941
Security Description	Shares	Value
Sanyo Special Steel Co. Ltd.	20,287	$ 298,250
Sanyo Trading Co. Ltd. (b)	27,500	259,837
Sato Holdings Corp.	26,840	409,131
SBI ARUHI Corp.	14,200	87,821
Seikagaku Corp.	21,600	108,182
Seiko Group Corp.	11,800	316,938
Seiren Co. Ltd. (b)	39,412	715,351
Sekisui Jushi Corp.	14,300	221,570
Sekisui Kasei Co. Ltd.	22,200	73,196
Senko Group Holdings Co. Ltd.	45,400	339,274
Senshu Ikeda Holdings, Inc.	135,860	351,892
Septeni Holdings Co. Ltd.	18,600	56,533
Seria Co. Ltd.	17,800	351,660
Shibaura Machine Co. Ltd. (b)	10,000	240,840
Shibuya Corp.	14,200	325,574
Shiga Bank Ltd.	27,600	760,461
Shikoku Bank Ltd.	24,000	190,611
Shikoku Electric Power Co., Inc.	92,700	722,453
Shikoku Kasei Holdings Corp.	23,200	269,641
Shima Seiki Manufacturing Ltd. (b)	20,445	186,693
Shinagawa Refractories Co. Ltd. (b)	29,200	365,615
Shin-Etsu Polymer Co. Ltd.	21,800	220,960
Shinmaywa Industries Ltd.	26,000	211,133
Shizuoka Gas Co. Ltd.	27,400	171,086
Shochiku Co. Ltd. (b)	13,893	906,678
Shoei Co. Ltd. (b)	17,600	265,143
Shoei Foods Corp.	7,200	223,595
Siix Corp.	20,700	235,387
Sinfonia Technology Co. Ltd.	41,880	853,677
Sinko Industries Ltd.	14,200	357,475
Sintokogio Ltd.	32,400	269,741
SKY Perfect JSAT Holdings, Inc.	55,000	373,220
Snow Peak, Inc. (a) (b)	9,300	76,627
Sodick Co. Ltd.	25,100	119,243
Solasto Corp.	44,400	159,006
Sotetsu Holdings, Inc.	37,200	663,649
Sourcenext Corp. (a) (b)	21,800	35,002
S-Pool, Inc.	26,400	54,598
ST Corp.	10,200	103,587
St. Marc Holdings Co. Ltd.	9,800	137,470
Star Asia Investment Corp. REIT	2,385	918,732
Star Micronics Co. Ltd.	19,200	234,442
Starts Corp., Inc.	24,400	506,234
Starts Proceed Investment Corp. REIT (b)	214	298,634
Starzen Co. Ltd.	9,600	178,940
Stella Chemifa Corp.	7,200	174,119
StemRIM, Inc. (a)	18,600	59,360
Studio Alice Co. Ltd. (b)	10,600	144,350
Sumida Corp.	18,300	146,429
Sumitomo Densetsu Co. Ltd.	15,100	335,733
Sumitomo Mitsui Construction Co. Ltd.	74,360	208,814

See accompanying notes to financial statements.
196

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sumitomo Osaka Cement Co. Ltd. (b)	18,979	$ 474,397
Sumitomo Seika Chemicals Co. Ltd.	2,400	79,923
Sumitomo Warehouse Co. Ltd. (b)	39,326	660,002
Sun Corp. (b)	9,000	203,674
Sun Frontier Fudousan Co. Ltd.	20,300	250,019
Sun-Wa Technos Corp.	20,000	316,628
Suruga Bank Ltd. (b)	127,100	739,027
SWCC Corp.	4,500	112,244
SymBio Pharmaceuticals Ltd. (a) (b)	23,600	28,848
Syuppin Co. Ltd.	20,000	155,539
T Hasegawa Co. Ltd. (b)	12,200	244,653
Tachi-S Co. Ltd.	19,500	256,014
Tadano Ltd.	63,800	543,382
Taihei Dengyo Kaisha Ltd.	12,500	380,753
Taiho Kogyo Co. Ltd. (b)	22,300	137,031
Taikisha Ltd.	10,300	320,546
Taiko Pharmaceutical Co. Ltd. (a)	33,500	85,219
Taiyo Holdings Co. Ltd.	18,400	403,634
Takamatsu Construction Group Co. Ltd.	7,900	146,835
Takaoka Toko Co. Ltd.	1,900	31,825
Takara Holdings, Inc. (b)	49,800	357,677
Takara Standard Co. Ltd.	28,600	361,126
Takasago International Corp.	23,200	525,792
Takasago Thermal Engineering Co. Ltd. (b)	31,700	1,006,432
Takeuchi Manufacturing Co. Ltd.	21,100	842,076
Takuma Co. Ltd.	33,500	414,586
Tamron Co. Ltd.	9,800	435,138
Tamura Corp. (b)	47,400	185,723
Tanseisha Co. Ltd.	22,600	130,662
Tatsuta Electric Wire & Cable Co. Ltd. (a)	46,700	215,688
Tayca Corp.	10,300	103,242
TechMatrix Corp.	25,200	302,377
Teikoku Electric Manufacturing Co. Ltd.	3,600	60,109
Teikoku Sen-I Co. Ltd.	14,200	215,798
TerraSky Co. Ltd. (a) (b)	3,000	28,247
TKC Corp.	18,200	445,545
TKP Corp. (a) (b)	18,000	208,015
Toa Corp. (f)	18,500	141,184
Toa Corp. (b) (f)	32,000	255,839
TOA ROAD Corp.	63,000	518,669
Toagosei Co. Ltd.	122,688	1,281,639
Tobishima Corp.	10,210	99,371
TOC Co. Ltd.	69,760	319,888
Tocalo Co. Ltd.	30,100	351,825
Toho Bank Ltd. (b)	90,000	212,891
Toho Gas Co. Ltd.	24,500	541,171
Toho Titanium Co. Ltd. (b)	22,700	234,732
Toho Zinc Co. Ltd. (a)	6,800	49,424
Security Description	Shares	Value
Tokai Carbon Co. Ltd.	121,700	$ 804,123
TOKAI Holdings Corp.	42,800	278,556
Tokai Rika Co. Ltd.	18,500	316,106
Tokai Tokyo Financial Holdings, Inc.	113,300	449,921
Tokushu Tokai Paper Co. Ltd.	5,100	133,780
Tokuyama Corp.	17,800	310,496
Tokyo Kiraboshi Financial Group, Inc.	9,800	303,366
Tokyo Steel Manufacturing Co. Ltd.	49,275	538,510
Tokyotokeiba Co. Ltd.	8,900	262,863
Tokyu Construction Co. Ltd.	33,500	182,834
Tokyu REIT, Inc.	685	728,699
Tomoe Engineering Co. Ltd.	2,800	81,218
TOMONY Holdings, Inc.	88,780	244,028
Tomy Co. Ltd.	52,800	961,491
Tonami Holdings Co. Ltd.	4,200	126,545
Topcon Corp.	50,978	586,258
Topre Corp.	24,000	405,801
Topy Industries Ltd.	21,498	381,963
Torex Semiconductor Ltd.	18,300	221,518
Torii Pharmaceutical Co. Ltd.	5,600	152,261
Torikizoku Holdings Co. Ltd.	14,200	443,325
Tosei REIT Investment Corp.	200	188,972
Tosho Co. Ltd.	9,000	42,221
Totetsu Kogyo Co. Ltd.	10,300	202,876
Towa Bank Ltd.	27,400	129,808
Towa Pharmaceutical Co. Ltd.	9,800	189,725
Toyo Construction Co. Ltd.	33,500	286,425
Toyo Corp.	5,668	57,337
Toyo Gosei Co. Ltd. (b)	2,000	127,788
Toyo Kanetsu KK	7,500	220,027
Toyo Tanso Co. Ltd.	8,300	439,830
Toyobo Co. Ltd.	42,778	314,027
TPR Co. Ltd. (b)	16,100	249,992
Trancom Co. Ltd.	3,800	152,407
Transcosmos, Inc.	10,300	209,614
TRE Holdings Corp.	39,939	317,200
Tri Chemical Laboratories, Inc. (b)	27,795	905,410
Trusco Nakayama Corp.	21,500	363,388
TS Tech Co. Ltd.	22,800	288,945
TSI Holdings Co. Ltd. (b)	68,100	352,773
Tsubaki Nakashima Co. Ltd.	26,400	144,433
Tsubakimoto Chain Co.	17,500	587,400
Tsuburaya Fields Holdings, Inc. (b)	12,500	144,207
Tsugami Corp.	33,500	253,887
Tsukishima Holdings Co. Ltd.	26,700	249,279
Tsukuba Bank Ltd.	102,500	203,855
Tsurumi Manufacturing Co. Ltd. (b)	14,200	349,969
UACJ Corp.	21,700	618,689
Uchida Yoko Co. Ltd.	6,800	310,020
Ulvac, Inc.	3,000	191,879
Union Tool Co.	7,200	210,750

See accompanying notes to financial statements.
197

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Unipres Corp.	17,200	$ 131,718
United Arrows Ltd.	10,200	131,287
United Super Markets Holdings, Inc. (b)	31,300	206,192
UNITED, Inc.	10,400	60,815
Unitika Ltd. (a)	6,400	7,020
Universal Entertainment Corp.	14,200	180,708
UT Group Co. Ltd. (b)	31,200	726,684
V Technology Co. Ltd.	3,872	63,474
Valor Holdings Co. Ltd.	30,000	489,412
Valqua Ltd.	10,476	349,558
ValueCommerce Co. Ltd. (b)	14,200	100,299
Vector, Inc.	17,200	132,968
Vision, Inc. (a)	14,900	120,405
Visional, Inc. (a)	14,500	927,417
Vital KSK Holdings, Inc.	27,500	225,495
VT Holdings Co. Ltd.	77,700	274,667
Wacom Co. Ltd.	70,400	300,960
Wakachiku Construction Co. Ltd.	3,800	90,892
Wakita & Co. Ltd.	14,200	149,558
Warabeya Nichiyo Holdings Co. Ltd.	14,200	256,612
Watahan & Co. Ltd.	21,700	222,384
WATAMI Co. Ltd. (a) (b)	15,600	99,674
WDB Holdings Co. Ltd.	7,500	113,829
WealthNavi, Inc. (a) (b)	37,400	408,732
West Holdings Corp.	14,700	278,372
World Co. Ltd.	9,800	135,139
World Holdings Co. Ltd.	9,000	151,700
W-Scope Corp. (a) (b)	19,500	70,220
YAKUODO Holdings Co. Ltd.	7,700	133,603
YAMABIKO Corp.	21,800	288,516
Yamagata Bank Ltd.	15,600	120,599
Yamaguchi Financial Group, Inc. (b)	63,600	643,795
Yamaichi Electronics Co. Ltd.	15,600	248,309
YA-MAN Ltd. (b)	10,200	66,991
Yamanashi Chuo Bank Ltd.	21,700	268,696
Yamashin-Filter Corp.	29,300	88,861
Yamazen Corp.	48,100	423,968
Yellow Hat Ltd.	18,400	240,478
Yodogawa Steel Works Ltd.	17,900	539,915
Yokogawa Bridge Holdings Corp.	17,700	340,679
Yokowo Co. Ltd.	19,800	200,688
Yondoshi Holdings, Inc. (b)	10,200	124,952
Yonex Co. Ltd. (b)	25,300	184,553
Yorozu Corp.	10,200	64,969
Yoshinoya Holdings Co. Ltd.	29,200	650,775
Yuasa Trading Co. Ltd.	10,100	351,693
Yurtec Corp.	29,500	287,895
Zenrin Co. Ltd.	43,565	244,962
ZERIA Pharmaceutical Co. Ltd.	21,700	303,394
ZIGExN Co. Ltd.	33,500	132,809
Security Description	Shares	Value
Zojirushi Corp.	23,100	$ 219,026
		239,479,441
JERSEY — 0.1%
JTC PLC (d)	74,950	777,328
LUXEMBOURG — 0.0% (e)
B&S Group SARL (d)	18,983	75,344
MALAYSIA — 0.0% (e)
Frencken Group Ltd.	204,500	253,049
MALTA — 0.0% (e)
Catena Media PLC (a) (b)	27,806	27,695
Kambi Group PLC (a)	11,653	100,700
		128,395
NETHERLANDS — 0.9%
AMG Critical Materials NV	12,846	291,902
Brunel International NV (b)	17,422	191,545
CM.com NV (a) (b)	4,054	30,429
Corbion NV	21,354	457,787
Flow Traders Ltd. (b)	18,102	357,181
ForFarmers NV (b)	9,876	27,679
Koninklijke BAM Groep NV (b)	120,564	457,294
Koninklijke Heijmans NV	26,588	492,750
Merus NV (a) (b)	18,135	816,619
NSI NV REIT	13,394	274,845
Pharming Group NV (a) (b)	382,998	421,497
PostNL NV (b)	194,394	264,951
Sligro Food Group NV	6,835	103,493
TomTom NV (a) (b)	44,367	355,060
Van Lanschot Kempen NV (b)	18,970	645,359
Vastned Retail NV REIT (b)	12,617	305,912
		5,494,303
NEW ZEALAND — 0.4%
Air New Zealand Ltd.	267,819	96,919
Argosy Property Ltd. REIT	373,966	251,649
Heartland Group Holdings Ltd. (b)	251	192
Kiwi Property Group Ltd. REIT	798,028	400,966
Oceania Healthcare Ltd. (b)	151,522	57,099
Precinct Properties Group REIT	666,285	484,224
SKYCITY Entertainment Group Ltd.	339,980	422,987
Summerset Group Holdings Ltd.	83,542	569,665
		2,283,701
NORWAY — 1.6%
Avance Gas Holding Ltd. (d)	40,018	456,670
Bonheur ASA	4,333	95,658
Borregaard ASA	22,895	399,290
BW Offshore Ltd.	108,067	270,949
Crayon Group Holding ASA (a) (d)	64,328	473,776
Elmera Group ASA (d)	60,788	192,417
Europris ASA (d)	85,263	613,030
FLEX LNG Ltd.	22,743	566,028
Freyr Battery, Inc. (a) (b)	113,833	191,239

See accompanying notes to financial statements.
198

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Grieg Seafood ASA	28,223	$ 176,904
Hexagon Composites ASA (a)	53,971	93,578
Hexagon Purus ASA (a)	62,528	36,023
IDEX Biometrics ASA (a)	135,696	34,122
Kitron ASA	174,420	546,640
LINK Mobility Group Holding ASA (a)	118,074	215,282
NEL ASA (a)	789,842	351,507
Nykode Therapeutics ASA (a)	69,847	96,511
Odfjell Drilling Ltd.	498	2,236
Opera Ltd. ADR (b)	16,297	257,656
Pexip Holding ASA (a)	35,919	96,812
PGS ASA (a)	425,396	308,285
PhotoCure ASA (a)	14,819	75,129
Protector Forsikring ASA	56,729	1,187,018
SFL Corp. Ltd.	63,191	832,857
SpareBank 1 Nord Norge	39,015	343,808
SpareBank 1 SMN	40,477	514,143
Stolt-Nielsen Ltd.	12,469	459,746
TGS ASA	49,348	537,667
Veidekke ASA	74,203	807,104
		10,232,085
PERU — 0.0% (e)
Hochschild Mining PLC (a)	202,980	326,672
PORTUGAL — 0.3%
Altri SGPS SA (b)	121,373	685,563
Greenvolt-Energias Renovaveis SA (a)	41,657	367,115
Mota-Engil SGPS SA	39,394	204,857
REN - Redes Energeticas Nacionais SGPS SA	274,684	652,649
		1,910,184
SINGAPORE — 1.0%
AEM Holdings Ltd. (b)	182,500	296,143
AIMS APAC REIT	395,604	375,202
BW LPG Ltd. (d)	67,833	756,576
CapitaLand China Trust REIT (b)	742,734	404,497
Capitaland India Trust (b)	443,500	345,047
CDL Hospitality Trusts REIT	696,680	526,537
Ezion Holdings Ltd. (a) (c)	4,945,500	—
Ezra Holdings Ltd. (a) (b) (c)	1,444,295	—
Far East Hospitality Trust REIT	437,200	207,327
Hyflux Ltd. (a) (b) (c)	33,300	—
iFAST Corp. Ltd.	69,500	342,968
IGG, Inc. (a)	444,000	187,211
Keppel Pacific Oak U.S. REIT (b)	426,700	64,858
Lendlease Global Commercial REIT (b)	1,698,497	729,941
Manulife U.S. Real Estate Investment Trust (a)	2,842,155	218,846
Midas Holdings Ltd. (a) (b) (c)	1,078,700	—
Prestige Biopharm Ltd. (a)	11,413	74,010
Prime U.S. REIT (b)	450,670	61,291
Security Description	Shares	Value
Raffles Medical Group Ltd.	505,874	$ 389,826
Sheng Siong Group Ltd.	411,600	466,618
Singapore Post Ltd.	576,000	179,253
Starhill Global REIT	1,031,401	366,829
Swiber Holdings Ltd. (a) (b) (c)	200,200	—
TDCX, Inc. ADR (a)	12,241	87,768
Technics Oil & Gas Ltd. (a) (c)	1,254	—
UMS Holdings Ltd.	514,992	515,145
		6,595,893
SOUTH AFRICA — 0.1%
Great Basin Gold Ltd. (a) (c)	266,255	—
Scatec ASA (d)	56,392	375,042
		375,042
SOUTH KOREA — 11.7%
AbClon, Inc. (a)	9,444	137,004
ABLBio, Inc. (a)	15,200	282,830
ACE Technologies Corp. (a)	16,411	26,026
Advanced Process Systems Corp.	7,798	125,405
AfreecaTV Co. Ltd.	5,111	467,346
Ahnlab, Inc.	2,854	141,614
Air Busan Co. Ltd. (a)	26,581	55,087
Alchera, Inc. (a)	9,886	29,410
Alteogen, Inc. (a)	17,786	2,741,389
Amicogen, Inc. (a)	36,183	217,434
Amotech Co. Ltd. (a)	14,493	80,203
Anam Electronics Co. Ltd. (a)	88,029	132,084
Ananti, Inc. (a)	20,598	98,228
Anterogen Co. Ltd. (a)	3,060	32,504
APAM Corp. (a) (c)	6,724	—
Aprogen, Inc. (a)	83,324	88,817
AptaBio Therapeutics, Inc. (a)	12,885	68,050
Asiana Airlines, Inc. (a)	15,414	127,319
BGF Co. Ltd.	32,649	92,036
BH Co. Ltd.	16,265	204,423
Binex Co. Ltd. (a)	15,822	190,393
Binggrae Co. Ltd.	4,024	162,604
Bioneer Corp. (a)	9,553	214,654
BNC Korea Co. Ltd.	20,478	117,886
Boditech Med, Inc.	10,233	107,328
Boryung	26,849	263,454
Bukwang Pharmaceutical Co. Ltd. (a)	19,135	100,774
BusinessOn Communication Co. Ltd. (a)	2,799	27,652
Cafe24 Corp. (a)	12,988	172,787
CANARIABIO M, Inc. (a)	33,459	2,485
Cellivery Therapeutics, Inc. (a) (c)	22,930	85,333
Cellumed Co. Ltd. (a)	38,648	51,186
Chabiotech Co. Ltd. (a)	26,794	383,525
Chong Kun Dang Pharmaceutical Corp.	4,946	416,989
CJ CGV Co. Ltd. (a)	49,912	206,136
CJ Freshway Corp. (a)	2,023	35,313

See accompanying notes to financial statements.
199

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Classys, Inc.	10,063	$ 265,357
CMG Pharmaceutical Co. Ltd. (a)	54,901	93,184
CNK International Co. Ltd. (a) (c)	16,071	—
Com2uS Holdings Corp. (a)	1,818	48,210
Com2uSCorp	6,665	209,913
Connectwave Co. Ltd. (a)	8,412	87,166
Cosmax, Inc.	5,902	532,221
Cosmochemical Co. Ltd. (a)	14,777	412,164
Creative & Innovative System (a)	26,801	261,988
Cuckoo Homesys Co. Ltd.	6,496	109,292
Daea TI Co. Ltd. (a)	32,610	74,849
Daeduck Co. Ltd.	17,785	85,342
Daeduck Electronics Co. Ltd.	28,706	509,618
Daehan Flour Mill Co. Ltd.	516	50,824
Daejoo Electronic Materials Co. Ltd. (a)	5,204	362,202
Daesang Corp.	16,740	243,841
Daewon Media Co. Ltd.	5,875	47,087
Daewon Pharmaceutical Co. Ltd.	12,185	136,671
Daewoong Co. Ltd.	21,024	323,266
Daewoong Pharmaceutical Co. Ltd.	3,970	360,065
Daishin Securities Co. Ltd. Preference Shares	59,824	650,121
Danal Co. Ltd. (a)	23,044	70,694
Daou Technology, Inc.	18,735	295,028
Dasan Networks, Inc. (a)	10,222	28,587
Dawonsys Co. Ltd. (a)	20,914	211,431
DB HiTek Co. Ltd.	27,802	906,598
Dentium Co. Ltd.	5,271	527,785
Devsisters Co. Ltd. (a)	4,490	162,257
DGB Financial Group, Inc.	97,618	630,846
DI Dong Il Corp.	6,738	134,134
DIO Corp. (a)	5,506	89,364
DL Holdings Co. Ltd.	8,226	320,180
DMS Co. Ltd.	43,024	217,317
Dong-A Socio Holdings Co. Ltd.	4,291	374,835
Dong-A ST Co. Ltd.	4,713	261,863
Dongjin Semichem Co. Ltd.	21,538	745,531
DongKook Pharmaceutical Co. Ltd.	16,121	204,529
Dongkuk CM Co. Ltd.	9,443	45,242
Dongkuk Steel Mill Co. Ltd.	15,396	131,745
Dongsuh Cos., Inc.	25,736	327,853
Dongsung Finetec Co. Ltd.	9,384	84,343
Dongsung Pharmaceutical Co. Ltd. (a)	25,881	106,504
Dongwha Enterprise Co. Ltd. (a)	2,685	115,278
Dongwha Pharm Co. Ltd.	30,570	215,721
Dongwon F&B Co. Ltd.	2,134	53,182
Doosan Co. Ltd. (a)	4,333	486,004
Doosan Tesna, Inc. (a)	6,019	225,335
DoubleUGames Co. Ltd.	7,778	244,678
Security Description	Shares	Value
Dreamtech Co. Ltd.	34,777	$ 276,666
Duk San Neolux Co. Ltd. (a)	5,029	141,951
E Investment&Development Co. Ltd. (a)	54,672	56,530
Echo Marketing, Inc.	54,359	544,297
Eco&Dream Co. Ltd. (a)	5,258	207,000
Ecopro HN Co. Ltd.	4,034	248,408
EM-Tech Co. Ltd.	14,629	338,491
Enchem Co. Ltd. (a)	2,268	398,427
ENF Technology Co. Ltd.	21,346	410,668
Enplus Co. Ltd. (a)	35,967	91,370
Enzychem Lifesciences Corp. (a)	25,629	35,828
Eo Technics Co. Ltd.	7,204	1,026,888
Eoflow Co. Ltd. (a)	16,074	55,699
Eone Diagnomics Genome Center Co. Ltd. (a)	191,563	68,586
E-TRON Co. Ltd. (a)	400,758	80,673
Eubiologics Co. Ltd. (a)	14,024	126,359
Eugene Corp.	46,505	127,986
Eugene Investment & Securities Co. Ltd.	112,069	352,544
Eugene Technology Co. Ltd.	4,216	133,409
Fila Holdings Corp.	26,802	763,496
Fine M-Tec Co. Ltd. (a)	11,410	76,194
Foosung Co. Ltd. (a)	36,813	218,212
GC Cell Corp.	6,192	191,337
GemVax & Kael Co. Ltd. (a)	12,666	110,642
GeneOne Life Science, Inc. (a)	52,570	101,333
Genexine, Inc. (a)	20,400	136,985
Genome & Co. (a)	8,825	59,718
Genomictree, Inc. (a)	9,429	153,035
Giantstep, Inc. (a)	12,086	92,289
GOLFZON Co. Ltd.	2,078	130,584
Gradiant Corp.	6,421	74,739
Grand Korea Leisure Co. Ltd.	15,249	145,892
Gravity Co. Ltd. ADR	1,302	98,809
Green Cross Holdings Corp.	14,579	187,889
G-SMATT GLOBAL Co. Ltd. (a) (c)	4,929	—
HAESUNG DS Co. Ltd.	15,856	600,673
Hana Tour Service, Inc. (a)	5,480	261,330
Hanall Biopharma Co. Ltd. (a)	15,762	445,492
Hancom, Inc.	10,542	168,750
Handsome Co. Ltd.	11,515	171,068
Hanil Cement Co. Ltd.	11,211	104,095
Hanjin Shipping Co. Ltd. (a) (c)	1,732	—
Hanjin Transportation Co. Ltd.	5,141	87,640
Hankook & Co. Co. Ltd.	14,545	174,270
Hansae Co. Ltd.	11,561	171,751
Hansol Chemical Co. Ltd.	3,821	569,070
Hansol Paper Co. Ltd.	25,197	193,902
Hanwha General Insurance Co. Ltd.	45,700	154,285
Hanwha Investment & Securities Co. Ltd. (a)	87,720	260,635
Harim Holdings Co. Ltd.	64,557	322,725

See accompanying notes to financial statements.
200

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
HD Hyundai Construction Equipment Co. Ltd.	7,365	$ 320,039
HD Hyundai Infracore Co. Ltd.	50,046	318,213
HDC Holdings Co. Ltd.	15,710	94,756
HDC Hyundai Development Co-Engineering & Construction	14,776	196,904
Hecto Innovation Co. Ltd.	23,885	239,870
Helixmith Co. Ltd. (a)	22,996	80,027
HFR, Inc.	4,454	50,454
HL Holdings Corp.	2,960	74,316
HLB Global Co. Ltd. (a)	29,054	183,011
HLB Life Science Co. Ltd. (a)	37,759	600,217
Hlb Pharma Ceutical Co. Ltd. (a)	12,623	356,304
HLB Therapeutics Co. Ltd. (a)	29,011	316,347
Homecast Co. Ltd. (a)	22,420	46,131
HPSP Co. Ltd.	5,189	206,211
HS Industries Co. Ltd.	35,812	92,041
Humasis Co. Ltd. (a)	56,936	81,497
Humedix Co. Ltd.	1,366	29,324
Huons Co. Ltd.	4,609	121,366
Huons Global Co. Ltd.	2,846	48,834
Hyosung Advanced Materials Corp.	3,041	770,274
Hyosung Chemical Corp. (a)	1,860	85,660
Hyosung Heavy Industries Corp.	4,181	861,822
Hyosung TNC Corp.	2,793	640,030
HYULIM A-TECH Co. Ltd. (a)	13,383	9,484
Hyundai Bioland Co. Ltd.	27,477	181,037
Hyundai Bioscience Co. Ltd. (a)	19,753	308,125
HYUNDAI Corp.	2,784	36,748
Hyundai Department Store Co. Ltd.	4,226	162,919
Hyundai Elevator Co. Ltd.	10,308	317,375
Hyundai Ezwel Co. Ltd.	19,904	87,378
Hyundai GF Holdings	23,445	75,494
Hyundai Green Food	12,270	108,550
Hyundai Home Shopping Network Corp.	4,112	159,440
Il Dong Pharmaceutical Co. Ltd. (a)	9,316	111,065
Iljin Diamond Co. Ltd.	3,222	33,123
Ilyang Pharmaceutical Co. Ltd.	8,376	89,406
InBody Co. Ltd.	8,712	190,904
Innocean Worldwide, Inc.	11,662	194,042
InnoWireless Co. Ltd.	5,537	123,387
Innox Advanced Materials Co. Ltd.	6,180	134,732
Inscobee, Inc. (a)	58,034	52,592
Insun ENT Co. Ltd. (a)	38,988	198,089
Intellian Technologies, Inc.	3,580	157,161
Interojo Co. Ltd.	5,153	111,194
iNtRON Biotechnology, Inc.	15,771	86,338
IS Dongseo Co. Ltd.	6,211	135,869
ISC Co. Ltd.	2,054	151,657
ISU Specialty Chemical (a)	1,761	476,140
IsuPetasys Co. Ltd.	18,542	618,411
Security Description	Shares	Value
Jahwa Electronics Co. Ltd. (a)	23,922	$ 436,238
JB Financial Group Co. Ltd.	103,217	999,777
Jeil Pharmaceutical Co. Ltd.	5,095	63,581
Jeisys Medical, Inc.	47,891	287,791
Jeju Air Co. Ltd. (a)	21,163	176,535
Jenax, Inc. (a) (c)	1,564	—
JETEMA Co. Ltd. (a)	7,326	75,369
Jin Air Co. Ltd. (a)	22,558	215,317
JoyCity Corp. (a)	30,828	65,492
Jusung Engineering Co. Ltd.	15,430	425,794
JW Pharmaceutical Corp.	8,877	218,917
JW Shinyak Corp. (a)	15,352	23,833
KC Co. Ltd.	6,288	114,901
KEPCO Plant Service & Engineering Co. Ltd.	15,319	413,058
KG Dongbusteel	22,153	115,516
KG Eco Technology Service Co. Ltd.	12,791	89,786
Kginicis Co. Ltd.	16,255	141,631
KGMobilians Co. Ltd.	11,987	46,034
KH FEELUX Co. Ltd. (a)	13,755	13,548
KH Vatec Co. Ltd.	8,126	97,482
KINX, Inc.	4,859	343,604
KMW Co. Ltd. (a)	15,125	189,308
Koh Young Technology, Inc.	23,944	345,754
Kolmar BNH Co. Ltd.	29,025	321,889
Kolmar Korea Co. Ltd.	9,257	326,617
Kolon Industries, Inc.	9,409	265,584
KoMiCo Ltd.	2,481	136,374
Komipharm International Co. Ltd. (a)	18,357	63,883
KONA I Co. Ltd.	6,644	89,475
Korea Electric Terminal Co. Ltd.	6,048	278,534
Korea Electronic Power Industrial Development Co. Ltd.	24,009	132,863
Korea Line Corp. (a)	93,347	132,922
Korea Petrochemical Ind Co. Ltd.	2,647	260,522
Korea Real Estate Investment & Trust Co. Ltd.	58,559	44,890
Korea United Pharm, Inc.	7,457	132,384
Korean Reinsurance Co.	131,963	815,548
KT Skylife Co. Ltd.	6,311	26,439
Kukdo Chemical Co. Ltd.	2,628	73,203
Kuk-il Paper Manufacturing Co. Ltd. (a)	36,435	21,651
Kumho Tire Co., Inc. (a)	53,328	236,485
KUMHOE&C Co. Ltd. (a)	15,293	50,778
Kwang Dong Pharmaceutical Co. Ltd.	19,233	105,433
L&C Bio Co. Ltd.	7,765	135,545
LabGenomics Co. Ltd. (a)	23,800	53,125
LB Semicon, Inc. (a)	11,837	72,187
LegoChem Biosciences, Inc. (a)	13,137	723,084
LEMON Co. Ltd. (a)	3,369	5,330
LF Corp.	2,820	32,259

See accompanying notes to financial statements.
201

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Lime Co. Ltd. (a) (c)	2,258	$ —
Lotte Chilsung Beverage Co. Ltd.	2,836	269,433
LOTTE Fine Chemical Co. Ltd.	14,381	506,873
Lotte Tour Development Co. Ltd. (a)	21,706	157,202
Lotte Wellfood Co. Ltd.	1,955	178,038
Lunit, Inc. (a)	9,715	423,599
LX International Corp.	24,035	474,005
LX Semicon Co. Ltd.	5,094	303,843
Macrogen, Inc.	8,092	135,843
Maeil Dairies Co. Ltd.	965	29,282
Magnachip Semiconductor Corp. (a)	24,069	134,305
Mcnex Co. Ltd.	4,832	90,987
Medipost Co. Ltd. (a)	13,763	72,687
MedPacto, Inc. (a)	19,901	194,095
Medytox, Inc.	2,907	318,501
Meerecompany, Inc.	487	10,310
MegaStudyEdu Co. Ltd.	4,861	203,286
Mezzion Pharma Co. Ltd. (a)	9,899	294,488
Miwon Commercial Co. Ltd.	967	129,436
Modetour Network, Inc.	7,953	93,634
Myoung Shin Industrial Co. Ltd.	12,572	145,961
Namhae Chemical Corp.	20,636	112,665
Namsun Aluminum Co. Ltd. (a)	38,578	54,847
Naturecell Co. Ltd. (a)	33,330	243,615
Neowiz	9,925	163,297
NEPES Corp. (a)	9,976	126,492
NewGLAB Pharma Co. Ltd. (a)	15,902	16,336
NEXTIN, Inc.	3,568	185,258
NHN Corp.	16,544	310,296
NHN KCP Corp.	14,002	129,177
NICE Holdings Co. Ltd.	5,705	50,683
NICE Information Service Co. Ltd.	27,767	210,792
NKMax Co. Ltd. (a)	39,090	58,653
OliX Pharmaceuticals, Inc. (a)	5,137	61,663
OQP Bio, Inc. (a) (c)	33,459	—
Orion Holdings Corp.	12,867	135,145
Oscotec, Inc. (a)	12,733	266,246
Ottogi Corp.	1,284	380,074
Paradise Co. Ltd.	25,683	272,998
Park Systems Corp.	1,972	222,358
Partron Co. Ltd.	7,937	46,399
Peptron, Inc.	13,265	279,341
PharmaResearch Co. Ltd.	2,946	217,079
Pharmicell Co. Ltd. (a)	38,947	180,812
PI Advanced Materials Co. Ltd. (a)	9,088	148,176
POLUS BioPharm, Inc. (a) (c)	21,662	—
Poongsan Corp.	16,522	617,312
Power Logics Co. Ltd. (a)	16,026	107,971
Prestige Biologics Co. Ltd. (a)	13,665	46,996
PSK Holdings, Inc.	2	70
PSK, Inc.	21,406	455,548
Security Description	Shares	Value
RAPHAS Co. Ltd. (a)	4,142	$ 52,335
Reyon Pharmaceutical Co. Ltd.	3,709	42,703
RFHIC Corp.	4,937	61,793
RFTech Co. Ltd. (a)	11,608	34,619
S&S Tech Corp.	4,442	148,479
Sam Chun Dang Pharm Co. Ltd. (a)	6,104	622,982
Sambu Engineering & Construction Co. Ltd. (a)	74,104	110,090
Samjin Pharmaceutical Co. Ltd.	10,373	156,799
Samsung Pharmaceutical Co. Ltd. (a)	45,711	61,661
Samwha Capacitor Co. Ltd.	3,734	92,362
Samyang Holdings Corp.	4,068	215,751
Sang-A Frontec Co. Ltd.	3,881	55,754
Sangsangin Co. Ltd. (a)	25,399	71,693
Saramin Co. Ltd.	5,056	68,202
SeAH Besteel Holdings Corp.	7,232	121,675
Sebang Global Battery Co. Ltd.	2,368	138,430
Seegene, Inc.	15,672	286,374
Seobu T&D	16,862	92,436
Seojin System Co. Ltd. (a)	46,391	871,823
Seoul Semiconductor Co. Ltd.	24,237	184,174
SFA Engineering Corp.	19,969	378,985
SFA Semicon Co. Ltd. (a)	31,718	142,775
SGC Energy Co. Ltd.	4,758	79,344
Shin Poong Pharmaceutical Co. Ltd. (a)	14,473	170,075
Shinsegae International, Inc.	6,457	85,518
Shinsung Delta Tech Co. Ltd.	2,708	218,450
Shinsung E&G Co. Ltd. (a)	209,052	343,956
SIMMTECH Co. Ltd.	7,973	182,409
SK Chemicals Co. Ltd.	3,949	185,387
SK D&D Co. Ltd.	7,302	133,972
SK Discovery Co. Ltd.	3,973	132,064
SK Eternix Co. Ltd. (a)	10,929	99,851
SK Networks Co. Ltd.	77,001	350,044
SK oceanplant Co. Ltd. (a)	9,784	96,150
SK Securities Co. Ltd.	313,104	143,266
SL Corp.	6,697	158,191
Solid, Inc.	17,277	80,337
SOLUM Co. Ltd. (a)	14,991	275,044
Solus Advanced Materials Co. Ltd.	17,818	232,015
Songwon Industrial Co. Ltd.	15,536	159,601
Soulbrain Holdings Co. Ltd.	4,313	191,262
SPC Samlip Co. Ltd.	1,776	75,855
ST Pharm Co. Ltd.	8,105	544,247
STCUBE (a)	4,112	19,426
STIC Investments, Inc.	14,540	83,595
Sugentech, Inc. (a)	12,816	60,546
Suheung Co. Ltd.	1,600	26,919
Sungshin Cement Co. Ltd.	15,158	97,619
Synopex, Inc. (a)	34,477	237,145
T&R Biofab Co. Ltd. (a)	12,186	81,014
Taekwang Industrial Co. Ltd.	393	224,196

See accompanying notes to financial statements.
202

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Taihan Electric Wire Co. Ltd. (a)	85,378	$ 650,046
Taihan Fiberoptics Co. Ltd. (a)	24,901	20,346
TechWing, Inc.	37,374	981,371
Theragen Etex Co. Ltd. (a)	19,355	63,474
TKG Huchems Co. Ltd.	21,309	317,360
Tokai Carbon Korea Co. Ltd.	1,652	142,468
Toptec Co. Ltd.	10,067	61,542
Tovis Co. Ltd.	8,203	100,416
TSE Co. Ltd. (a)	2,816	130,943
TY Holdings Co. Ltd. (a)	24,844	66,343
UBCare Co. Ltd.	25,949	99,652
Unid Co. Ltd.	3,417	206,606
Union Semiconductor Equipment & Materials Co. Ltd.	51,525	352,877
Unison Co. Ltd. (a)	100,705	84,155
UTI, Inc. (a)	4,707	115,730
Value Added Technology Co. Ltd.	3,905	88,615
Vaxcell-Bio Therapeutics Co. Ltd. (a)	9,648	147,273
Webzen, Inc.	11,578	141,903
Wellbiotec Co. Ltd. (a)	54,639	22,444
Wemade Co. Ltd. (a)	9,321	419,575
Whanin Pharmaceutical Co. Ltd.	9,467	101,966
Wins Co. Ltd.	7,265	69,453
WiSoL Co. Ltd.	6,590	39,944
Wonik Holdings Co. Ltd. (a)	103,451	305,070
WONIK IPS Co. Ltd. (a)	16,962	459,880
Woojeon Co. Ltd. (a) (c)	76	—
Woongjin Thinkbig Co. Ltd. (a)	8,697	15,246
Woori Technology Investment Co. Ltd. (a)	73,191	494,736
Woori Technology, Inc. (a)	97,408	103,468
Wysiwyg Studios Co. Ltd. (a)	52,417	96,560
YG Entertainment, Inc.	5,838	199,479
Young Poong Corp.	573	203,024
Young Poong Paper Manufacturing Co. Ltd.	8,636	13,311
Yuanta Securities Korea Co. Ltd.	76,357	153,707
Yungjin Pharmaceutical Co. Ltd. (a)	54,061	86,337
Zinus, Inc.	4,473	46,449
		74,922,420
SPAIN — 0.9%
Abengoa SA Class B (a) (c)	11,682,324	—
Aedas Homes SA (d)	12,876	241,688
Amper SA (a) (b)	1,044,596	92,171
Applus Services SA	77,335	955,489
Atresmedia Corp. de Medios de Comunicacion SA	51,980	248,805
Audax Renovables SA (a)	80,832	135,313
Befesa SA (d)	16,591	571,235
Construcciones y Auxiliar de Ferrocarriles SA	11,650	425,272
Security Description	Shares	Value
Distribuidora Internacional de Alimentacion SA (a) (b)	7,689,322	$ 104,636
Ence Energia y Celulosa SA (b)	55,048	191,792
Ercros SA (b)	64,055	242,820
Faes Farma SA	203,515	691,259
Global Dominion Access SA (d)	43,056	156,474
Lar Espana Real Estate Socimi SA REIT (a)	25,329	197,505
Let's GOWEX SA (a) (b) (c)	9,561	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	120,494	120,374
Melia Hotels International SA (a)	16,976	137,322
Neinor Homes SA (b) (d)	24,455	268,340
Obrascon Huarte Lain SA (a) (b)	111,362	42,095
Oryzon Genomics SA (a) (b)	24,755	45,931
Pharma Mar SA (b)	6,298	195,485
Prosegur Cash SA (b) (d)	210,090	108,684
Prosegur Compania de Seguridad SA (b)	52,449	86,893
Talgo SA (b) (d)	39,713	192,791
Tecnicas Reunidas SA (a) (b)	40,890	332,092
Tubacex SA	82,603	297,519
		6,081,985
SWEDEN — 4.4%
AcadeMedia AB (d)	52,029	236,190
Addnode Group AB (b)	50,932	544,921
AFRY AB	42,141	673,934
Alimak Group AB (d)	40,583	371,952
Alleima AB	73,301	494,541
Ambea AB (d)	26,716	159,283
Arjo AB Class B	116,008	554,945
Attendo AB (a) (d)	49,101	187,356
Beijer Alma AB	10,772	194,836
Betsson AB Class B	51,531	510,365
BHG Group AB (a) (b)	43,921	75,991
BICO Group AB (a) (b)	38,160	168,448
BioGaia AB Class B	31,780	371,221
Biotage AB	40,191	683,720
Bonava AB Class B (a) (b)	181,875	180,130
BoneSupport Holding AB (a) (d)	22,492	479,600
Boozt AB (a) (d)	20,131	264,520
Bravida Holding AB (d)	78,905	692,926
Bufab AB	22,618	888,001
Bure Equity AB	24,072	771,738
Byggmax Group AB (a)	31,613	106,435
Calliditas Therapeutics AB Class B (a) (b)	14,751	156,441
Camurus AB (a)	15,449	733,252
Cantargia AB (a) (b)	148,372	48,428
Cellavision AB	18,312	409,308
Cibus Nordic Real Estate AB publ (b)	44,161	579,446
Cint Group AB (a)	111,952	158,726
Clas Ohlson AB Class B	27,096	367,443
Cloetta AB Class B	110,667	188,264

See accompanying notes to financial statements.
203

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Coor Service Management Holding AB (d)	43,924	$ 206,011
Creades AB Class A (b)	19,956	133,816
Dios Fastigheter AB	69,910	563,263
Duni AB	16,960	175,427
Dustin Group AB (a) (d)	173,246	204,799
Electrolux Professional AB Class B	82,581	540,623
Eolus Vind AB Class B	10,956	76,079
Fagerhult Group AB	36,093	249,450
Ferronordic AB	5,397	34,878
Fingerprint Cards AB Class B (a) (b)	706,113	69,339
G5 Entertainment AB	3,490	42,399
GARO AB	30,998	97,117
Genovis AB (a) (b)	37,659	117,634
Granges AB	51,177	554,243
Hansa Biopharma AB (a) (b)	30,740	83,659
Hemnet Group AB	25,796	790,821
Hoist Finance AB (a) (d)	73,814	366,564
Humana AB (a)	13,183	30,268
Instalco AB (b)	136,092	538,126
INVISIO AB	10,053	228,935
Inwido AB	31,121	424,644
KNOW IT AB	22,819	337,187
Lindab International AB	29,253	629,238
Maha Energy AB (a) (b)	96,171	72,268
MEKO AB	14,829	167,254
MIPS AB	10,650	349,602
Modern Times Group MTG AB Class B (a)	50,051	391,323
NCAB Group AB	128,168	840,861
NCC AB Class B	40,287	554,989
New Wave Group AB Class B	93,032	1,114,372
Nobia AB (a) (b)	53,093	21,848
Nolato AB Class B	85,576	382,877
Nordic Waterproofing Holding AB	8,207	125,877
Note AB (a)	17,311	233,941
NP3 Fastigheter AB	12,090	249,882
Nyfosa AB	83,750	827,114
OW Bunker AS (a) (b) (c)	9,828	—
Platzer Fastigheter Holding AB Class B	28,433	244,640
PowerCell Sweden AB (a) (b)	34,703	96,392
Ratos AB Class B	96,168	316,405
Re:NewCell AB (a) (b)	21,307	10,561
Resurs Holding AB (d)	91,627	132,908
Scandi Standard AB	29,150	195,195
Sdiptech AB Class B (a)	13,558	330,436
Sedana Medical AB (a) (b)	47,892	71,709
SkiStar AB	21,697	327,304
Smart Eye AB (a)	10,843	85,080
SolTech Energy Sweden AB (a) (b)	57,979	23,696
Stillfront Group AB (a)	222,032	197,849
Security Description	Shares	Value
Storskogen Group AB Class B (b)	220,171	$ 117,369
Storytel AB (a) (b)	25,100	122,066
Surgical Science Sweden AB (a)	29,554	419,294
Svolder AB Class B	27,555	166,604
SwedenCare AB (b)	41,972	250,986
Tethys Oil AB	33,123	110,140
Tobii AB (a) (b)	39,778	11,532
Tobii Dynavox AB (a)	39,778	214,652
Troax Group AB	14,860	342,156
Vestum AB (a) (b)	83,966	70,164
Vimian Group AB (a) (b)	98,902	300,611
Vitec Software Group AB Class B	13,381	695,793
VNV Global AB (a) (b)	63,748	121,503
Xvivo Perfusion AB (a)	11,735	301,809
		28,355,943
SWITZERLAND — 1.7%
Arbonia AG (b)	20,334	272,264
Aryzta AG (a)	370,282	672,978
Ascom Holding AG (b)	39,803	363,694
Autoneum Holding AG (a) (b)	1,769	317,387
Basilea Pharmaceutica AG (a)	3,555	148,602
Bell Food Group AG	813	243,710
Bossard Holding AG Class A (b)	1,748	425,016
Burckhardt Compression Holding AG	1,381	866,287
Burkhalter Holding AG	1,161	125,935
Bystronic AG (b)	277	146,696
Coltene Holding AG (b)	2,275	145,487
DocMorris AG (a) (b)	5,112	513,924
Gurit Holding AG Class BR (a)	2,334	172,064
Huber & Suhner AG (b)	6,256	529,263
Implenia AG	8,221	298,464
Intershop Holding AG	372	267,632
Kardex Holding AG	3,834	1,076,942
Komax Holding AG (b)	2,200	426,957
Leonteq AG (b)	3,639	109,893
Medmix AG (d)	9,652	171,672
Metall Zug AG Class B	102	149,484
Meyer Burger Technology AG (a) (b)	1,257,973	34,917
Mobilezone Holding AG	18,271	301,440
Orior AG	5,756	424,974
Rieter Holding AG (b)	1,466	212,242
Schweiter Technologies AG	337	190,070
Sensirion Holding AG (a) (b) (d)	4,022	297,843
SKAN Group AG	3,627	342,687
u-blox Holding AG (b)	2,703	260,487
Valiant Holding AG	6,593	774,441
Vetropack Holding AG	5,983	216,217
Zehnder Group AG (a)	2,852	189,352
		10,689,021
TANZANIA, UNITED REPUBLIC OF — 0.1%
Helios Towers PLC (a)	301,568	361,527

See accompanying notes to financial statements.
204

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
TURKEY — 0.2%
Eldorado Gold Corp. (a) (b)	70,957	$ 998,353
UNITED KINGDOM — 6.8%
4imprint Group PLC	11,474	918,953
888 Holdings PLC (a)	129,648	144,943
Abrdn Property Income Trust Ltd. REIT	168,741	104,449
AG Barr PLC	60,274	443,141
AJ Bell PLC	160,037	611,352
Alphawave IP Group PLC (a) (b)	168,016	371,431
AO World PLC (a)	159,680	203,329
Ascential PLC (a) (b)	218,980	840,391
ASOS PLC (a) (b)	26,189	126,841
Auction Technology Group PLC (a)	42,959	335,376
Autolus Therapeutics PLC ADR (a)	45,856	292,561
Avon Rubber PLC	16,472	225,145
Bicycle Therapeutics PLC ADR (a) (b)	25,872	644,213
Bodycote PLC	65,853	579,410
Bytes Technology Group PLC	105,120	678,571
Capita PLC (a)	764,013	127,398
Capricorn Energy PLC	85,742	189,549
Card Factory PLC (a)	199,049	232,339
Chemring Group PLC	100,585	461,242
Clarkson PLC	12,087	612,283
CLS Holdings PLC REIT	149,645	162,763
CMC Markets PLC (d)	106,015	291,284
Coats Group PLC	689,777	706,674
Compass Pathways PLC ADR (a) (b)	14,105	117,354
Crest Nicholson Holdings PLC	122,551	299,098
Currys PLC (a)	477,758	365,436
Custodian Property Income Reit PLC (b)	121,593	125,032
DEV Clever Holdings PLC (a) (c)	399,295	37,831
DiscoverIE Group PLC	40,527	387,552
Ecora Resources PLC	123,429	119,124
Elementis PLC (a)	261,214	489,688
Empiric Student Property PLC REIT	439,249	527,137
EnQuest PLC (a)	706,076	125,765
Essentra PLC	146,025	324,291
Exscientia PLC ADR (a) (b)	24,648	140,987
FDM Group Holdings PLC	59,491	257,771
Firstgroup PLC	251,720	573,645
Forterra PLC (d)	194,331	422,731
Genius Sports Ltd. (a) (b)	40,217	229,639
Genuit Group PLC	84,321	469,747
Global Ship Lease, Inc. Class A	7,347	149,144
Great Portland Estates PLC REIT	137,479	673,494
Gym Group PLC (a) (b) (d)	158,153	229,355
Halfords Group PLC	85,303	172,953
Security Description	Shares	Value
Hammerson PLC REIT	2,009,252	$ 755,872
Helical PLC REIT	71,393	187,589
Hill & Smith PLC	35,248	870,949
Hilton Food Group PLC	40,276	428,907
Hollywood Bowl Group PLC	74,155	308,663
Hunting PLC	68,148	284,521
Ibstock PLC (d)	205,420	391,062
IntegraFin Holdings PLC	158,405	556,292
IP Group PLC	466,991	280,805
J D Wetherspoon PLC (a)	76,756	713,156
John Wood Group PLC (a)	338,915	566,422
Johnston Press PLC (a) (c)	358	—
Jupiter Fund Management PLC	254,733	284,946
Just Group PLC	464,959	617,902
Keller Group PLC	53,169	703,897
Kier Group PLC (a)	178,593	296,900
Lancashire Holdings Ltd.	126,764	991,233
Lb-shell PLC (a) (c)	571	—
Luceco PLC (d)	94,443	166,073
Marshalls PLC	99,514	345,454
Marston's PLC (a)	538,054	192,014
Mitie Group PLC	587,672	779,495
Mobico Group PLC	354,429	311,622
Molten Ventures PLC (a)	59,135	176,746
Moneysupermarket.com Group PLC	215,463	598,260
Moonpig Group PLC (a)	112,477	240,553
Morgan Advanced Materials PLC	170,219	612,833
Morgan Sindall Group PLC	22,092	647,459
NCC Group PLC	191,644	301,165
On the Beach Group PLC (a) (d)	74,136	154,714
Oxford Biomedica PLC (a)	33,289	84,525
Oxford Instruments PLC	20,781	557,846
Pagegroup PLC	141,529	802,036
PayPoint PLC	32,005	196,491
Petrofac Ltd. (a) (b)	186,337	64,544
Picton Property Income Ltd. REIT	335,390	276,240
Premier Foods PLC	295,379	557,467
PZ Cussons PLC	191,533	217,033
Quilter PLC (d)	522,977	707,557
Rathbones Group PLC	28,716	561,545
Reach PLC	129,586	128,340
Redde Northgate PLC	76,614	369,226
Regional REIT Ltd. (b) (d)	404,579	107,072
Renewi PLC (a)	42,409	307,510
S4 Capital PLC (a) (b)	165,622	109,946
Sabre Insurance Group PLC (d)	115,176	261,020
Savills PLC	73,461	989,244
Schroder Real Estate Investment Trust Ltd.	555,247	293,893
Senior PLC	399,082	891,320
SIG PLC (a) (b)	325,104	119,921
Spire Healthcare Group PLC (d)	131,313	384,844
SThree PLC	43,379	235,634

See accompanying notes to financial statements.
205

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Supermarket Income Reit PLC	684,513	$ 671,016
Synthomer PLC (a) (b)	91,884	301,556
THG PLC (a) (b)	309,398	269,763
TP ICAP Group PLC	313,044	890,560
Trainline PLC (a) (d)	125,139	585,535
Treatt PLC	19,668	105,842
Triple Point Social Housing Reit PLC (d)	175,508	132,583
TT Electronics PLC	50,299	100,775
Tyman PLC	113,944	416,706
U.K. Commercial Property REIT Ltd.	606,412	534,703
Vanquis Banking Group PLC	170,598	113,573
Verona Pharma PLC ADR (a) (b)	33,572	540,173
Vertical Aerospace Ltd. (a) (b)	22,644	25,814
Vesuvius PLC	66,122	413,634
Victrex PLC	31,148	511,127
Volution Group PLC	90,111	494,717
Wincanton PLC	46,245	350,514
Workspace Group PLC REIT	68,231	441,738
		43,430,499
UNITED STATES — 1.4%
Access Bio, Inc. KDR (a)	19,085	104,905
Adaptimmune Therapeutics PLC ADR (a) (b)	66,718	105,414
Argonaut Gold, Inc. (a)	403,022	116,149
Avadel Pharmaceuticals PLC ADR (a) (b)	36,844	622,295
Cenntro, Inc. (a) (b)	9,767	13,869
Civeo Corp.	7,955	213,592
DHT Holdings, Inc.	60,445	695,118
Diversified Energy Co. PLC (b)	29,384	351,891
Dole PLC	23,800	283,934
Energy Fuels, Inc. (a) (b)	85,150	532,954
Ferroglobe PLC (a) (c) (f)	19,857	—
Ferroglobe PLC (f)	78,222	389,546
Fiverr International Ltd. (a) (b)	24,241	510,758
Hecla Mining Co. (b)	7,571	36,417
IMAX Corp. (a)	33,671	544,460
Maxeon Solar Technologies Ltd. (a) (b)	14,871	49,520
MDA Ltd. (a) (b)	34,117	370,856
MeiraGTx Holdings PLC (a) (b)	17,881	108,538
Nordic American Tankers Ltd.	94,714	371,279
Paysafe Ltd. (a) (b)	11,615	183,401
PolyPeptide Group AG (a) (b) (d)	5,822	195,855
PureTech Health PLC (a) (b)	97,927	275,246
REC Silicon ASA (a)	295,316	291,271
RHI Magnesita NV	2,491	111,143
Riskified Ltd. Class A (a) (b)	94,565	511,597
Sinch AB (a) (d)	257,044	645,579
Stratasys Ltd. (a)	30,129	350,099
UroGen Pharma Ltd. (a) (b)	14,640	219,600
Viemed Healthcare, Inc. (a)	26,911	253,771
Security Description	Shares	Value
Xos, Inc. (a) (b)	799	$ 8,182
Zymeworks, Inc. (a)	20,094	211,389
		8,678,628
VIETNAM — 0.0% (e)
XP Power Ltd.	10,970	151,051
TOTAL COMMON STOCKS (Cost $753,602,819)		633,692,796

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Syrah Resources Ltd. (expiring 04/03/24) (a)	27,261	—
SOUTH KOREA — 0.0% (e)
Dawonsys Co. Ltd. (expiring 04/23/24) (a)	2,380	6,011
Foosung Co. Ltd. (expiring 04/11/24) (a)	5,035	4,862
Unison Co. Ltd. (expiring 04/25/24) (a)	31,804	9,284
		20,157
SWEDEN — 0.0% (e)
Nobia AB (expiring 04/17/24) (a)	53,093	28,303
Vimian Group AB (expiring 04/03/24) (a) (b)	98,902	9,910
		38,213
SWITZERLAND — 0.0% (e)
Meyer Burger Technology AG (expiring 04/02/24) (a) (b)	1,257,973	117,320
TOTAL RIGHTS (Cost $437,467)		175,690
WARRANTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
PointsBet Holdings Ltd. (expiring 07/08/24) (a)	4,681	—
FRANCE — 0.0% (e)
Vantiva SA (expiring 09/22/24) (a) (b)	4,594	8
ITALY — 0.0% (e)
Webuild SpA (expiring 08/02/30) (a) (b) (c)	19,800	—
MACAU — 0.0% (e)
MECOM Power & Construction Ltd. (expiring 05/24/24) (a)	63,799	81
NORWAY — 0.0% (e)
Bergenbio ASA (expiring 04/08/24) (a)	1,437,857	4,162
TOTAL WARRANTS (Cost $0)		4,251

See accompanying notes to financial statements.
206

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (g) (h)	371,339	$ 371,450
State Street Navigator Securities Lending Portfolio II (i) (j)	55,931,981	55,931,981
TOTAL SHORT-TERM INVESTMENTS (Cost $56,303,427)		56,303,431
TOTAL INVESTMENTS — 107.5% (Cost $810,343,713)		690,176,168
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(48,383,444)
NET ASSETS — 100.0%		$ 641,792,724
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $486,527, representing 0.10% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$632,127,569	$1,078,700	$486,527	$633,692,796
Rights	4,862	170,828	—	175,690
Warrants	4,170	81	0(a)	4,251
Short-Term Investments	56,303,431	—	—	56,303,431
TOTAL INVESTMENTS	$688,440,032	$1,249,609	$486,527	$690,176,168
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.
Sector Breakdown as of March 31, 2024

% of Net Assets
Industrials	21.6%
Materials	12.5
Information Technology	12.4
Consumer Discretionary	11.5
Financials	9.8
Health Care	9.2
Real Estate	8.0
Consumer Staples	5.1
Energy	4.1
Communication Services	3.3
Utilities	1.2
Short-Term Investments	8.8
Liabilities in Excess of Other Assets	(7.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
207

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,699,939	$ 1,700,279	$12,565,781	$13,895,241	$627	$ 4	371,339	$ 371,450	$ 31,650
State Street Navigator Securities Lending Portfolio II	65,038,274	65,038,274	52,860,568	61,966,861	—	—	55,931,981	55,931,981	480,966
Total		$66,738,553	$65,426,349	$75,862,102	$627	$ 4		$56,303,431	$512,616
See accompanying notes to financial statements.
208

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 3.2%
Wheaton Precious Metals Corp. (a)	364,030	$ 17,162,471
CANADA — 29.7%
Agnico Eagle Mines Ltd.	399,127	23,822,271
ARC Resources Ltd. (a)	122,570	2,187,376
Barrick Gold Corp.	1,371,486	22,833,608
Cameco Corp.	90,824	3,935,651
Canadian Natural Resources Ltd.	232,619	17,762,070
Cenovus Energy, Inc.	277,438	5,551,835
Franco-Nevada Corp.	156,432	18,657,399
Imperial Oil Ltd.	35,057	2,420,377
Ivanhoe Mines Ltd. Class A (a) (b)	487,499	5,821,529
Nutrien Ltd. (a)	444,624	24,178,740
Suncor Energy, Inc.	272,976	10,083,924
Teck Resources Ltd. Class B (a)	355,558	16,290,113
Tourmaline Oil Corp.	83,026	3,885,488
West Fraser Timber Co. Ltd. (a)	50,910	4,400,099
		161,830,480
UNITED STATES — 65.9%
Archer-Daniels-Midland Co.	458,815	28,818,170
CF Industries Holdings, Inc.	171,515	14,271,763
Chevron Corp.	284,765	44,918,831
ConocoPhillips	194,672	24,777,852
Corteva, Inc.	619,268	35,713,186
Coterra Energy, Inc.	152,045	4,239,015
Devon Energy Corp.	159,130	7,985,143
Diamondback Energy, Inc.	38,317	7,593,280
EOG Resources, Inc.	126,687	16,195,665
EQT Corp.	94,235	3,493,291
Exxon Mobil Corp.	462,176	53,723,338
Freeport-McMoRan, Inc.	1,060,279	49,854,319
Hess Corp.	56,349	8,601,111
Marathon Oil Corp.	146,090	4,140,191
Newmont Corp.	864,611	30,987,658
Security Description	Shares	Value
Occidental Petroleum Corp.	138,341	$ 8,990,782
Pioneer Natural Resources Co.	53,292	13,989,150
		358,292,745
ZAMBIA — 1.1%
First Quantum Minerals Ltd. (a)	583,743	6,280,656
TOTAL COMMON STOCKS (Cost $540,851,169)		543,566,352

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	2,005,235	2,005,837
State Street Navigator Securities Lending Portfolio II (e) (f)	8,587,929	8,587,929
TOTAL SHORT-TERM INVESTMENTS (Cost $10,593,962)		10,593,766
TOTAL INVESTMENTS — 101.9% (Cost $551,445,131)		554,160,118
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(10,193,331)
NET ASSETS — 100.0%		$ 543,966,787
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$543,566,352	$—	$—	$543,566,352
Short-Term Investments	10,593,766	—	—	10,593,766
TOTAL INVESTMENTS	$ 554,160,118	$—	$—	$ 554,160,118

See accompanying notes to financial statements.
209

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Industry Breakdown as of March 31, 2024

% of Net Assets
Oil, Gas & Consumable Fuels	44.9%
Metals & Mining	35.3
Chemicals	13.6
Food Products	5.3
Paper & Forest Products	0.8
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	447,962	$ 448,052	$ 29,411,442	$ 27,853,100	$(361)	$(196)	2,005,235	$ 2,005,837	$22,172
State Street Navigator Securities Lending Portfolio II	31,342,008	31,342,008	154,461,581	177,215,660	—	—	8,587,929	8,587,929	42,428
Total		$31,790,060	$183,873,023	$205,068,760	$(361)	$(196)		$10,593,766	$64,600
See accompanying notes to financial statements.
210

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211

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2024 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio Emerging Markets ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,198,722,654	$ 301,350,541	$19,835,191,019	$8,515,871,157
Investments in affiliated issuers, at value	10,803,550	9,012,207	694,161,799	255,436,056
Total Investments	1,209,526,204	310,362,748	20,529,352,818	8,771,307,213
Foreign currency, at value	1,169,253	663,996	77,508,730	49,817,962
Net cash at broker	678,241	—	3,547,803	1,542,933
Cash	—	66,670	8,176	74,816
Receivable from broker — accumulated variation margin on futures contracts	—	—	—	86,786
Receivable for investments sold	—	—	15,959,376	—
Dividends receivable — unaffiliated issuers	6,774,316	1,602,757	80,436,402	14,638,637
Dividends receivable — affiliated issuers	6,862	6,198	44,467	209,412
Securities lending income receivable — unaffiliated issuers	1,243	2,252	145,532	293,541
Securities lending income receivable — affiliated issuers	10,841	4,043	689,573	153,124
Receivable for foreign taxes recoverable	823,554	970,557	15,898,664	215,324
Other receivable	—	—	6,975	—
TOTAL ASSETS	1,218,990,514	313,679,221	20,723,598,516	8,838,339,748
LIABILITIES
Due to custodian	888,829	—	—	—
Payable upon return of securities loaned	8,301,655	7,756,135	693,766,147	202,031,210
Payable for investments purchased	320,129	—	199,312	—
Payable for fund shares repurchased	—	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	8,891	—	61,738	—
Deferred foreign taxes payable	—	—	48,214	61,807,133
Taxes payable	—	1,042,827	—	—
Advisory fee payable	506,962	149,116	502,944	506,935
Trustees’ fees and expenses payable	1,081	741	2,985	1,451
Accrued expenses and other liabilities	—	1,094	—	105
TOTAL LIABILITIES	10,027,547	8,949,913	694,581,340	264,346,834
NET ASSETS	$1,208,962,967	$ 304,729,308	$20,029,017,176	$8,573,992,914
NET ASSETS CONSIST OF:
Paid-in capital	$1,544,479,576	$1,130,086,819	$17,494,929,316	$8,765,617,551
Total distributable earnings (loss)**	(335,516,609)	(825,357,511)	2,534,087,860	(191,624,637)
NET ASSETS	$1,208,962,967	$ 304,729,308	$20,029,017,176	$8,573,992,914
NET ASSET VALUE PER SHARE
Net asset value per share	$ 42.87	$ 26.08	$ 35.78	$ 36.12
Shares outstanding (unlimited amount authorized, $0.01 par value)	28,200,000	11,685,379	559,800,000	237,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,270,344,341	$ 419,843,543	$17,050,910,454	$8,162,879,278
Investments in affiliated issuers	10,803,526	9,012,195	694,161,799	255,436,056
Total cost of investments	$1,281,147,867	$ 428,855,738	$17,745,072,253	$8,418,315,334
Foreign currency, at cost	$ 1,180,890	$ 664,757	$ 77,841,025	$ 50,501,734
* Includes investments in securities on loan, at value	$ 20,114,259	$ 14,148,148	$ 1,176,047,152	$ 464,202,209
** Includes deferred foreign taxes	$ —	$ —	$ 48,214	$ 61,769,350
See accompanying notes to financial statements.
212

SPDR Portfolio Europe ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF

$275,394,995	$770,852,769	$ 478,762,043	$3,469,655,537	$ 633,872,737	$ 543,566,352
6,110,687	23,689,835	5,258,132	156,895,116	56,303,431	10,593,766
281,505,682	794,542,604	484,020,175	3,626,550,653	690,176,168	554,160,118
759,809	1,081,199	95,577	11,138,514	2,324,537	246,999
—	87,833	133,967	588,343	—	—
55	—	—	—	—	—
—	31,805	—	1,008,582	—	—
3,948	71,767	32,052	5,748,792	865,501	21,160,276
687,997	1,433,514	45,056	10,476,124	4,127,444	496,420
940	7,525	6,865	48,644	3,614	4,591
—	7,618	30,690	36,061	54,363	2,240
11,227	19,715	5,022	73,530	81,620	5,724
914,994	326,983	—	117,833	378,468	—
—	—	—	7,622	211	—
283,884,652	797,610,563	484,369,404	3,655,794,698	698,011,926	576,076,368

—	249,182	8,653	40,152	44,630	326,192
6,026,032	22,226,525	3,674,248	146,224,034	55,931,981	8,587,929
4,999	12,498	—	—	—	23,042,319
—	—	—	5,746,848	—	—
—	—	27,042	—	—	—
—	233,453	—	—	27,614	—
—	—	—	—	—	—
16,327	58,223	249,188	1,168,140	214,457	152,378
578	139	1,986	1,746	520	763
—	—	—	—	—	—
6,047,936	22,780,020	3,961,117	153,180,920	56,219,202	32,109,581
$277,836,716	$774,830,543	$ 480,408,287	$3,502,613,778	$ 641,792,724	$ 543,966,787

$375,895,497	$694,633,926	$1,300,451,199	$4,037,040,912	$ 825,209,423	$ 711,232,509
(98,058,781)	80,196,617	(820,042,912)	(534,427,134)	(183,416,699)	(167,265,722)
$277,836,716	$774,830,543	$ 480,408,287	$3,502,613,778	$ 641,792,724	$ 543,966,787

$ 42.09	$ 59.60	$ 65.81	$ 57.92	$ 32.41	$ 54.53
6,600,370	13,000,000	7,300,000	60,475,000	19,800,000	9,975,000

$291,325,798	$674,982,979	$ 837,075,702	$3,565,130,928	$ 754,040,286	$ 540,851,169
6,110,687	23,724,228	5,258,221	156,894,267	56,303,427	10,593,962
$297,436,485	$698,707,207	$ 842,333,923	$3,722,025,195	$ 810,343,713	$ 551,445,131
$ 764,204	$ 1,104,090	$ 96,408	$ 11,143,699	$ 2,338,452	$ 246,223
$ 8,371,209	$ 29,888,512	$ 18,324,718	$ 197,740,513	$ 118,557,162	$ 25,719,540
$ —	$ 233,453	$ —	$ —	$ 19,449	$ —
213

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2024 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio Emerging Markets ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 9,811	$ —	$ 100,780	$ 44,609
Dividend income — unaffiliated issuers	25,193,243	6,314,066	225,674,723	69,676,178
Dividend income — affiliated issuers	60,648	31,013	914,077	1,693,031
Unaffiliated securities lending income	12,783	23,436	990,203	1,547,023
Affiliated securities lending income	34,492	19,062	2,304,548	672,441
Foreign taxes withheld	(737,600)	(653,375)	(21,419,454)	(7,525,786)
TOTAL INVESTMENT INCOME (LOSS)	24,573,377	5,734,202	208,564,877	66,107,496
EXPENSES
Advisory fee	2,953,688	909,606	2,657,806	2,772,669
Trustees’ fees and expenses	6,196	1,854	83,507	36,995
Miscellaneous expenses	10,547	—	73,248	1,616
TOTAL EXPENSES	2,970,431	911,460	2,814,561	2,811,280
NET INVESTMENT INCOME (LOSS)	$ 21,602,946	$ 4,822,742	$ 205,750,316	$ 63,296,216
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(10,101,884)	(4,321,078)	(10,930,887)	(5,184,923)
Investments — affiliated issuers	601	(14)	7,879	—
In-kind redemptions — unaffiliated issuers	9,321,117	(7,753,661)	—	—
In-kind redemptions — affiliated issuers	—	—	—	—
Foreign currency transactions	(65,319)	(59,611)	3,062,206	(2,413,294)
Futures contracts	239,564	—	14,537,943	2,817,370
Net realized gain (loss)	(605,921)	(12,134,364)	6,677,141	(4,780,847)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	135,286,410	38,602,577	2,483,311,867	630,734,249
Investments — affiliated issuers	23	12	640	—
Foreign currency translations	41,456	45,366	(771,700)	(622,110)
Futures contracts	530,516	—	3,418,416	2,602,505
Net change in unrealized appreciation/depreciation	135,858,405	38,647,955	2,485,959,223	632,714,644
NET REALIZED AND UNREALIZED GAIN (LOSS)	135,252,484	26,513,591	2,492,636,364	627,933,797
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$156,855,430	$ 31,336,333	$2,698,386,680	$691,230,013
* Includes foreign capital gain taxes	$ —	$ —	$ —	$ (3,784)
** Includes foreign deferred taxes	$ —	$ —	$ (48,214)	$ (61,769,350)
See accompanying notes to financial statements.
214

SPDR Portfolio Europe ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF

$ —	$ 3,496	$ 10,563	$ 50,233	$ —	$ —
2,767,856	6,718,060	1,519,663	70,590,448	8,877,185	7,328,913
6,683	48,360	116,573	551,073	31,650	22,172
1,957	19,738	281,517	172,556	299,670	9,536
21,758	87,586	90,960	304,355	480,966	42,428
(253,418)	(286,710)	(42,970)	(3,268,550)	(942,178)	(339,080)
2,544,836	6,590,530	1,976,306	68,400,115	8,747,293	7,063,969

83,004	306,566	1,989,481	7,342,157	1,308,475	893,120
1,908	3,071	5,493	17,752	3,564	2,829
5,799	6,521	180	809	8,889	117
90,711	316,158	1,995,154	7,360,718	1,320,928	896,066
$ 2,454,125	$ 6,274,372	$ (18,848)	$ 61,039,397	$ 7,426,365	$ 6,167,903

(448,776)	(3,417,713)	(40,014,197)	(20,298,767)	(12,385,862)	(3,002,069)
4	(426)	3,326	(4,088)	627	(361)
(710,678)	1,370,269	(115,611,584)	103,568,140	5,044,882	3,761,833
—	121	—	—	—	—
13,737	(20,675)	(163,665)	(791,622)	137,347	3,127
—	384,130	(796,143)	(598,033)	—	—
(1,145,713)	(1,684,294)	(156,582,263)	81,875,630	(7,203,006)	762,530

36,623,618	117,613,621	94,480,178	32,185,999	73,717,738	13,199,508
—	66,837	(89)	1,370	4	(196)
14,658	9,180	4,910	(6,322)	(12,982)	1,386
—	123,110	75,602	1,626,638	—	—
36,638,276	117,812,748	94,560,601	33,807,685	73,704,760	13,200,698
35,492,563	116,128,454	(62,021,662)	115,683,315	66,501,754	13,963,228
$37,946,688	$122,402,826	$ (62,040,510)	$176,722,712	$ 73,928,119	$20,131,131
$ —	$ —	$ —	$ —	$ (8,165)	$ —
$ —	$ (233,453)	$ —	$ —	$ (19,449)	$ —
215

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Global Real Estate ETF		SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 21,602,946	$ 37,603,136	$ 4,822,742	$ 15,864,379
Net realized gain (loss)	(605,921)	(9,290,713)	(12,134,364)	(64,247,777)
Net change in unrealized appreciation/depreciation	135,858,405	72,139	38,647,955	72,554,310
Net increase (decrease) in net assets resulting from operations	156,855,430	28,384,562	31,336,333	24,170,912
Net equalization credits and charges	—	—	—	—
Distributions to shareholders	(21,133,934)	(44,371,002)	(3,554,324)	(18,591,668)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	13,140,241	163,884,815	—	18,014,873
Cost of shares redeemed	(49,779,189)	(105,034,096)	(31,598,776)	(176,508,922)
Net income equalization	—	—	—	—
Other capital	439	10,533	886	16,623
Net increase (decrease) in net assets from beneficial interest transactions	(36,638,509)	58,861,252	(31,597,890)	(158,477,426)
Net increase (decrease) in net assets during the period	99,082,987	42,874,812	(3,815,881)	(152,898,182)
Net assets at beginning of period	1,109,879,980	1,067,005,168	308,545,189	461,443,371
NET ASSETS AT END OF PERIOD	$1,208,962,967	$1,109,879,980	$304,729,308	$ 308,545,189
SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000	4,000,000	—	650,000
Shares redeemed	(1,200,000)	(2,550,000)	(1,250,000)	(6,800,000)
Net increase (decrease) from share transactions	(850,000)	1,450,000	(1,250,000)	(6,150,000)
See accompanying notes to financial statements.
216

SPDR Portfolio Developed World ex-US ETF		SPDR Portfolio Emerging Markets ETF		SPDR Portfolio Europe ETF
Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23

$ 205,750,316	$ 456,301,348	$ 63,296,216	$ 216,649,764	$ 2,454,125	$ 11,968,526
6,677,141	(74,606,902)	(4,780,847)	(153,161,862)	(1,145,713)	13,981,464
2,485,959,223	2,226,845,281	632,714,644	543,097,182	36,638,276	32,695,436
2,698,386,680	2,608,539,727	691,230,013	606,585,084	37,946,688	58,645,426
—	—	—	—	13,624	(249,822)
(187,194,677)	(440,848,384)	(123,974,749)	(214,126,774)	(2,052,634)	(11,758,366)

1,389,340,402	3,775,093,901	680,464,246	1,777,861,220	43,557,818	223,428,301
—	(30,152,035)	—	—	(37,398,093)	(210,517,958)
—	—	—	—	(13,624)	249,822
52,623	120,317	684,904	1,722,213	—	—
1,389,393,025	3,745,062,183	681,149,150	1,779,583,433	6,146,101	13,160,165
3,900,585,028	5,912,753,526	1,248,404,414	2,172,041,743	42,053,779	59,797,403
16,128,432,148	10,215,678,622	7,325,588,500	5,153,546,757	235,782,937	175,985,534
$20,029,017,176	$16,128,432,148	$8,573,992,914	$7,325,588,500	$277,836,716	$ 235,782,937

41,600,000	125,000,000	19,700,000	52,500,000	1,100,000	6,050,000
—	(1,000,000)	—	—	(1,000,000)	(5,600,000)
41,600,000	124,000,000	19,700,000	52,500,000	100,000	450,000
217

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio MSCI Global Stock Market ETF		SPDR S&P China ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,274,372	$ 12,774,441	$ (18,848)	$ 29,522,523
Net realized gain (loss)	(1,684,294)	16,717,772	(156,582,263)	(136,849,835)
Net change in unrealized appreciation/depreciation	117,812,748	59,337,420	94,560,601	132,501,216
Net increase (decrease) in net assets resulting from operations	122,402,826	88,829,633	(62,040,510)	25,173,904
Net equalization credits and charges	—	—	—	—
Distributions to shareholders	(6,930,695)	(12,394,532)	(17,544,124)	(33,366,307)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	52,025,907	202,634,794	134,303,632	318,550,948
Cost of shares redeemed	(5,282,907)	(103,627,493)	(407,625,055)	(600,156,233)
Net income equalization	—	—	—	—
Other capital	4,405	23,975	332,401	601,725
Net increase (decrease) in net assets from beneficial interest transactions	46,747,405	99,031,276	(272,989,022)	(281,003,560)
Contribution from affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	162,219,536	175,466,377	(352,573,656)	(289,195,963)
Net assets at beginning of period	612,611,007	437,144,630	832,981,943	1,122,177,906
NET ASSETS AT END OF PERIOD	$774,830,543	$ 612,611,007	$ 480,408,287	$ 832,981,943
SHARES OF BENEFICIAL INTEREST:
Shares sold	950,000	4,050,000	2,050,000	3,900,000
Shares redeemed	(100,000)	(2,100,000)	(6,300,000)	(8,100,000)
Net increase (decrease) from share transactions	850,000	1,950,000	(4,250,000)	(4,200,000)
See accompanying notes to financial statements.
218

SPDR S&P Global Natural Resources ETF		SPDR S&P International Small Cap ETF		SPDR S&P North American Natural Resources ETF
Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23

$ 61,039,397	$ 131,216,284	$ 7,426,365	$ 18,135,020	$ 6,167,903	$ 15,303,288
81,875,630	95,781,898	(7,203,006)	2,034,660	762,530	15,792,228
33,807,685	274,642,975	73,704,760	73,032,178	13,200,698	23,557,758
176,722,712	501,641,157	73,928,119	93,201,858	20,131,131	54,653,274
—	—	—	—	(127,035)	745,513
(70,002,385)	(138,083,158)	(8,179,482)	(19,658,165)	(7,190,933)	(19,771,552)

404,467,611	872,779,030	—	35,686,309	26,629,424	279,998,640
(620,804,712)	(632,664,979)	(85,946,027)	(47,725,522)	(52,583,795)	(280,004,962)
—	—	—	—	127,035	(745,513)
1,862	190	37,279	25,879	—	—
(216,335,239)	240,114,241	(85,908,748)	(12,013,334)	(25,827,336)	(751,835)
260,082	—	—	—	—	—
(109,354,830)	603,672,240	(20,160,111)	61,530,359	(13,014,173)	34,875,400
3,611,968,608	3,008,296,368	661,952,835	600,422,476	556,980,960	522,105,560
$3,502,613,778	$ 3,611,968,608	$641,792,724	$661,952,835	$543,966,787	$ 556,980,960

7,350,000	15,150,000	—	1,200,000	525,000	5,075,000
(11,500,000)	(11,175,000)	(2,800,000)	(1,600,000)	(1,050,000)	(5,500,000)
(4,150,000)	3,975,000	(2,800,000)	(400,000)	(525,000)	(425,000)
219

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 38.21	$ 38.66	$ 51.09	$ 39.46	$ 51.86	$ 47.58
Income (loss) from investment operations:
Net investment income (loss) (b)	0.75	1.27	1.07	1.20	1.17	1.42
Net realized and unrealized gain (loss) (c)	4.64	(0.23)	(11.76)	11.86	(11.73)	4.50
Total from investment operations	5.39	1.04	(10.69)	13.06	(10.56)	5.92
Net equalization credits and charges (b)	—	—	—	—	—	(0.02)
Other capital	0.00(d)	0.00(d)	0.00(d)	—	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.73)	(1.49)	(1.74)	(1.43)	(1.84)	(1.62)
Net asset value, end of period	$ 42.87	$ 38.21	$ 38.66	$ 51.09	$ 39.46	$ 51.86
Total return (e)	14.13%	2.61%	(21.53)%	33.36%	(20.65)%	12.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,208,963	$1,109,880	$1,067,005	$1,622,027	$1,463,802	$2,219,749
Ratios to average net assets:
Total expenses	0.50%(f)	0.51%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.66%(f)	3.07%	2.12%	2.51%	2.63%	2.92%
Portfolio turnover rate (g)	3%(h)	5%	11%	6%	18%	7%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
220

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 23.85	$ 24.18	$ 35.70	$ 29.69	$ 39.47	$ 38.32
Income (loss) from investment operations:
Net investment income (loss) (b)	0.39	0.98	1.04	1.26	0.91	1.12
Net realized and unrealized gain (loss) (c)	2.14	(0.08)	(10.83)	5.70	(7.44)	1.51
Total from investment operations	2.53	0.90	(9.79)	6.96	(6.53)	2.63
Net equalization credits and charges (b)	—	—	—	—	—	0.41
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.30)	(1.23)	(1.73)	(0.95)	(3.25)	(1.89)
Net asset value, end of period	$ 26.08	$ 23.85	$ 24.18	$ 35.70	$ 29.69	$ 39.47
Total return (e)	10.19%	3.71%	(28.54)%	23.46%	(17.76)%	8.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$304,729	$308,545	$461,443	$890,202	$845,809	$2,093,103
Ratios to average net assets:
Total expenses	0.59%(f)	0.60%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	3.13%(f)	3.76%	3.20%	3.61%	2.64%	2.93%
Portfolio turnover rate (g)	3%(h)	6%	14%	8%	14%	9%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
221

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Developed World ex-US ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 31.12	$ 25.91	$ 36.34	$ 29.21	$ 29.29	$ 30.76
Income (loss) from investment operations:
Net investment income (loss) (b)	0.38	0.96	1.00	0.98	0.72	0.96
Net realized and unrealized gain (loss) (c)	4.63	5.18	(10.25)	6.98	(0.09)	(1.57)
Total from investment operations	5.01	6.14	(9.25)	7.96	0.63	(0.61)
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.35)	(0.93)	(1.18)	(0.83)	(0.71)	(0.86)
Net asset value, end of period	$ 35.78	$ 31.12	$ 25.91	$ 36.34	$ 29.21	$ 29.29
Total return (e)	16.14%	23.69%	(26.07)%	27.30%	2.16%	(1.92)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,029,017	$16,128,432	$10,215,679	$11,685,902	$7,946,348	$4,808,920
Ratios to average net assets:
Total expenses	0.03%(f)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	2.32%(f)	3.08%	3.03%	2.78%	2.52%	3.34%
Portfolio turnover rate (g)	0%(h)(i)	4%	3%	2%	3%	4%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Amount is less than 0.005%.
(i)	Not annualized.
See accompanying notes to financial statements.
222

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Emerging Markets ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 33.65	$ 31.20	$ 42.83	$ 36.29	$ 34.39	$ 34.81
Income (loss) from investment operations:
Net investment income (loss) (b)	0.28	1.10	1.23	0.94	0.90	1.26(c)
Net realized and unrealized gain (loss) (d)	2.74	2.44	(11.46)	6.46	2.01	(0.88)
Total from investment operations	3.02	3.54	(10.23)	7.40	2.91	0.38
Other capital	0.00(e)	0.01	0.01	0.01	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.55)	(1.10)	(1.41)	(0.87)	(1.02)	(0.82)
Net asset value, end of period	$ 36.12	$ 33.65	$ 31.20	$ 42.83	$ 36.29	$ 34.39
Total return (f)	9.00%	11.43%	(24.51)%	20.38%	8.56%	1.18%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,573,993	$7,325,589	$5,153,547	$5,794,298	$4,340,644	$2,668,386
Ratios to average net assets:
Total expenses	0.07%(g)	0.11%	0.11%	0.11%	0.11%	0.11%
Net investment income (loss)	1.60%(g)	3.24%	3.23%	2.18%	2.60%	3.63%(c)
Portfolio turnover rate (h)	0%(i)(j)	6%	8%	12%	8%	17%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.26 per share and 0.75% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been 0.42%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Amount is less than 0.005%.
(j)	Not annualized.
See accompanying notes to financial statements.
223

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Europe ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 36.27	$ 29.09	$ 41.00	$ 32.78	$ 33.30	$ 33.70
Income (loss) from investment operations:
Net investment income (loss) (b)	0.40	1.29	1.03	1.08	0.81	1.13
Net realized and unrealized gain (loss) (c)	5.75	7.08	(11.74)	7.97	(0.51)	(0.40)
Total from investment operations	6.15	8.37	(10.71)	9.05	0.30	0.73
Net equalization credits and charges (b)	0.00(d)	(0.03)	(0.00)(d)	0.26	(0.04)	0.04
Distributions to shareholders from:
Net investment income	(0.33)	(1.16)	(1.20)	(1.09)	(0.78)	(1.17)
Net asset value, end of period	$ 42.09	$ 36.27	$ 29.09	$ 41.00	$ 32.78	$ 33.30
Total return (e)	16.97%	28.66%	(26.62)%	28.48%	0.93%	2.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$277,837	$235,783	$175,986	$297,252	$134,396	$186,500
Ratios to average net assets:
Total expenses	0.08%(f)	0.09%	0.09%	0.09%	0.09%	0.29%
Net investment income (loss)	2.07%(f)	3.48%	2.67%	2.68%	2.47%	3.47%
Portfolio turnover rate (g)	2%(h)	7%	5%	7%	3%	67%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per Unit.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
224

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio MSCI Global Stock Market ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)(b)
Net asset value, beginning of period	$ 50.42	$ 42.86	$ 54.82	$ 43.13	$ 39.97	$ 40.56
Income (loss) from investment operations:
Net investment income (loss) (c)	0.50	1.12	1.11	1.07	0.88	1.01
Net realized and unrealized gain (loss) (d)	9.25	7.60	(11.84)	11.50	3.15	(0.79)
Total from investment operations	9.75	8.72	(10.73)	12.57	4.03	0.22
Other capital	0.00(e)	0.00(e)	0.00(e)	0.00(e)	0.00(e)	0.00(e)
Distributions to shareholders from:
Net investment income	(0.57)	(1.16)	(1.23)	(0.88)	(0.87)	(0.81)
Net asset value, end of period	$ 59.60	$ 50.42	$ 42.86	$ 54.82	$ 43.13	$ 39.97
Total return (f)	19.43%	20.46%	(20.04)%	29.28%	10.12%	0.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$774,831	$612,611	$437,145	$548,216	$401,070	$167,887
Ratios to average net assets:
Total expenses	0.09%(g)	0.09%	0.09%	0.09%	0.09%	0.25%
Net investment income (loss)	1.84%(g)	2.26%	2.10%	2.05%	2.17%	2.62%
Portfolio turnover rate (h)	3%(i)	9%	5%	3%	5%	5%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	After the close of trading on September 20, 2019, the SPDR Portfolio MSCI Global Stock Market ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
225

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 72.12	$ 71.25	$ 110.81	$ 117.85	$ 90.56	$ 97.16
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.00)(c)	2.00	1.98	1.31	1.36	1.70
Net realized and unrealized gain (loss) (d)	(4.65)	1.00	(39.92)	(7.10)	27.30	(6.39)
Total from investment operations	(4.65)	3.00	(37.94)	(5.79)	28.66	(4.69)
Other capital	0.03	0.04	0.04	0.04	0.03	0.06
Distributions to shareholders from:
Net investment income	(1.69)	(2.17)	(1.66)	(1.29)	(1.40)	(1.97)
Net asset value, end of period	$ 65.81	$ 72.12	$ 71.25	$ 110.81	$ 117.85	$ 90.56
Total return (e)	(6.41)%	4.08%	(34.60)%	(5.04)%	31.89%	(4.73)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$480,408	$832,982	$1,122,178	$1,711,971	$1,425,931	$1,122,942
Ratios to average net assets:
Total expenses	0.59%(f)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	(0.01)%(f)	2.58%	2.11%	1.02%	1.33%	1.81%
Portfolio turnover rate (g)	15%(h)	21%	11%	15%	9%	23%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
226

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 55.89	$ 49.60	$ 51.44	$ 37.55	$ 43.09	$ 50.61
Income (loss) from investment operations:
Net investment income (loss) (b)	0.91	2.10	2.39	2.07	1.37	1.81
Net realized and unrealized gain (loss) (c)	2.10	6.45	(1.90)	13.27	(5.47)	(7.67)
Total from investment operations	3.01	8.55	0.49	15.34	(4.10)	(5.86)
Contribution from affiliate (Note 4)	0.00(d)	—	—	—	—	—
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.98)	(2.26)	(2.33)	(1.45)	(1.44)	(1.66)
Net asset value, end of period	$ 57.92	$ 55.89	$ 49.60	$ 51.44	$ 37.55	$ 43.09
Total return (e)	5.58%(f)	17.11%	0.33%	41.09%	(9.97)%	(11.50)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,502,614	$3,611,969	$3,008,296	$2,242,969	$1,041,035	$1,044,867
Ratios to average net assets:
Total expenses	0.40%(g)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.33%(g)	3.73%	4.25%	4.17%	3.45%	4.03%
Portfolio turnover rate (h)	4%(i)	15%	21%	11%	16%	16%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the period ended ended March 31, 2024, the total return would have been remained 5.58%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
227

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 29.29	$ 26.11	$ 38.69	$ 30.32	$ 29.36	$ 34.43
Income (loss) from investment operations:
Net investment income (loss) (b)	0.34	0.79	0.76	0.65	0.57	0.71
Net realized and unrealized gain (loss) (c)	3.14	3.25	(12.26)	8.38	1.40	(4.63)
Total from investment operations	3.48	4.04	(11.50)	9.03	1.97	(3.92)
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.36)	(0.86)	(1.08)	(0.66)	(1.01)	(1.15)
Net asset value, end of period	$ 32.41	$ 29.29	$ 26.11	$ 38.69	$ 30.32	$ 29.36
Total return (e)	11.91%	15.45%	(30.36)%	29.91%	6.71%	(11.28)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$641,793	$661,953	$600,422	$827,996	$694,262	$786,808
Ratios to average net assets:
Total expenses	0.40%(f)	0.41%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.27%(f)	2.63%	2.25%	1.76%	1.99%	2.35%
Portfolio turnover rate (g)	2%(h)	15%	13%	16%	21%	15%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
228

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)
Net asset value, beginning of period	$ 53.05	$ 47.79	$ 39.84	$ 28.49	$ 31.37	$ 34.28
Income (loss) from investment operations:
Net investment income (loss) (b)	0.61	1.34	1.40	1.00	0.74	0.67
Net realized and unrealized gain (loss) (c)	1.60	5.51	7.75	11.42	(2.85)	(2.95)
Total from investment operations	2.21	6.85	9.15	12.42	(2.11)	(2.28)
Net equalization credits and charges (b)	(0.01)	0.07	0.01	(0.07)	(0.03)	0.01
Distributions to shareholders from:
Net investment income	(0.72)	(1.66)	(1.21)	(1.00)	(0.74)	(0.64)
Net asset value, end of period	$ 54.53	$ 53.05	$ 47.79	$ 39.84	$ 28.49	$ 31.37
Total return (d)	4.24%	14.49%	22.91%	43.64%	(7.09)%	(6.50)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$543,967	$556,981	$522,106	$468,164	$416,018	$717,554
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.42%(e)	2.49%	2.80%	2.68%	2.47%	2.11%
Portfolio turnover rate (f)	11%(g)	25%	33%	35%	22%	19%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
229

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2024, the Trust consists of twenty-four (24) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Europe ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR S&P China ETF and SPDR S&P North American Natural Resources ETF, which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled
230

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in U.S. real estate investment trusts (“U.S. REITs”). U.S. REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the U.S. REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
231

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union (“EU”), certain Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations and presented separately as “EU reclaims” in cases where such reclaims exceed 5% of total investment income. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, a Fund will enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of a Fund’s shareholders.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended March 2024:
SPDR Portfolio Europe ETF
SPDR S&P North American Natural Resources ETF
Distributions
The following Funds declare and distribute from net investment income, if any, to their shareholders quarterly:
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Europe ETF
232

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, The exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2024, the Funds included in the tables below entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of March 31, 2024, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$ 86,786	$—	$ 86,786
SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	31,805	—	31,805
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	1,008,582	—	1,008,582

233

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$ 8,891	$—	$ 8,891
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	61,738	—	61,738
SPDR S&P China ETF
Futures Contracts	—	—	—	27,042	—	27,042
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$ 239,564	$—	$ 239,564
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	14,537,943	—	14,537,943
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	2,817,370	—	2,817,370
SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	384,130	—	384,130
SPDR S&P China ETF
Futures Contracts	—	—	—	(796,143)	—	(796,143)
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	(598,033)	—	(598,033)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$ 530,516	$—	$ 530,516
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	3,418,416	—	3,418,416
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	2,602,505	—	2,602,505
SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	123,110	—	123,110
SPDR S&P China ETF
Futures Contracts	—	—	—	75,602	—	75,602
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	1,626,638	—	1,626,638
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR Dow Jones International Real Estate ETF	0.59
SPDR Portfolio Developed World ex-US ETF	0.03
SPDR Portfolio Emerging Markets ETF	0.07
SPDR Portfolio Europe ETF	0.07
SPDR Portfolio MSCI Global Stock Market ETF	0.09
SPDR S&P China ETF	0.59
SPDR S&P Global Natural Resources ETF	0.40
SPDR S&P International Small Cap ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2025. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2025 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2024, are disclosed in the Schedules of Investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

During the period ended March 31, 2024, State Street made a contribution to the SPDR S&P Natural Global Resources ETF in the amount of $260,082 related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2024, were as follows:
	Purchases	Sales
SPDR Dow Jones Global Real Estate ETF	$ 31,755,369	$ 32,456,479
SPDR Dow Jones International Real Estate ETF	8,317,697	9,379,943
SPDR Portfolio Developed World ex-US ETF	351,588,046	49,780,317
SPDR Portfolio Emerging Markets ETF	488,026,249	23,321,078
SPDR Portfolio Europe ETF	3,584,664	4,052,750
SPDR Portfolio MSCI Global Stock Market ETF	22,402,695	17,910,173
SPDR S&P China ETF	99,793,212	130,750,642
SPDR S&P Global Natural Resources ETF	211,483,492	133,262,110
SPDR S&P International Small Cap ETF	13,318,556	28,471,157
SPDR S&P North American Natural Resources ETF	56,275,575	57,356,845
For the period ended March 31, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones Global Real Estate ETF	$ 12,826,934	$ 49,331,064	$ 9,321,117
SPDR Dow Jones International Real Estate ETF	—	30,933,302	(7,753,661)
SPDR Portfolio Developed World ex-US ETF	1,150,719,683	—	—
SPDR Portfolio Emerging Markets ETF	169,630,643	—	—
SPDR Portfolio Europe ETF	43,343,657	36,979,148	(710,678)
SPDR Portfolio MSCI Global Stock Market ETF	47,565,463	4,962,888	1,370,390
SPDR S&P China ETF	34,555,134	286,711,569	(115,611,584)
SPDR S&P Global Natural Resources ETF	333,460,957	620,936,612	103,568,140
SPDR S&P International Small Cap ETF	—	69,834,634	5,044,882
SPDR S&P North American Natural Resources ETF	26,627,289	52,574,502	3,761,833
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2023, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$ 1,287,945,979	$ 167,667,548	$ 246,097,307	$ (78,429,759)
SPDR Dow Jones International Real Estate ETF	434,184,444	7,363,357	131,185,053	(123,821,696)
SPDR Portfolio Developed World ex-US ETF	17,832,900,799	4,233,782,099	1,537,394,755	2,696,387,344
SPDR Portfolio Emerging Markets ETF	8,509,948,647	1,883,595,067	1,622,152,170	261,442,897
SPDR Portfolio Europe ETF	297,814,881	26,009,376	42,318,575	(16,309,199)
SPDR Portfolio MSCI Global Stock Market ETF	700,155,696	157,108,698	62,690,039	94,418,659
SPDR S&P China ETF	851,170,460	23,245,287	390,422,702	(367,177,415)
SPDR S&P Global Natural Resources ETF	3,753,981,103	341,427,402	467,849,783	(126,422,381)
SPDR S&P International Small Cap ETF	816,914,302	83,346,557	210,084,691	(126,738,134)
SPDR S&P North American Natural Resources ETF	552,292,242	52,189,798	50,321,922	1,867,876
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

The market value of securities on loan as of March 31, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones Global Real Estate ETF	$ 20,114,259	$ 8,301,655	$ 13,028,350	$ 21,330,005
SPDR Dow Jones International Real Estate ETF	14,148,148	7,756,135	7,337,507	15,093,642
SPDR Portfolio Developed World ex-US ETF	1,176,047,152	693,766,147	562,025,790	1,255,791,937
SPDR Portfolio Emerging Markets ETF	464,202,209	202,031,210	287,639,448	489,670,658
SPDR Portfolio Europe ETF	8,371,209	6,026,032	2,947,737	8,973,769
SPDR Portfolio MSCI Global Stock Market ETF	29,888,512	22,226,525	9,241,567	31,468,092
SPDR S&P China ETF	18,324,718	3,674,248	16,568,575	20,242,823
SPDR S&P Global Natural Resources ETF	197,740,513	146,224,034	58,942,830	205,166,864
SPDR S&P International Small Cap ETF	118,557,162	55,931,981	70,214,744	126,146,725
SPDR S&P North American Natural Resources ETF	25,719,540	8,587,929	18,244,716	26,832,645
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2024:
		Remaining Contractual Maturity of the Agreements as of March 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones Global Real Estate ETF	Common Stocks	$ 8,301,655	$—	$—	$—	$ 8,301,655	$ 8,301,655
SPDR Dow Jones International Real Estate ETF	Common Stocks	7,756,135	—	—	—	7,756,135	7,756,135
SPDR Portfolio Developed World ex-US ETF	Common Stocks	693,745,017	—	—	—	693,745,017	693,745,017
SPDR Portfolio Developed World ex-US ETF	Rights	21,119	—	—	—	21,119	21,119
SPDR Portfolio Developed World ex-US ETF	Warrants	11	—	—	—	11	11
SPDR Portfolio Emerging Markets ETF	Common Stocks	202,031,210	—	—	—	202,031,210	202,031,210
SPDR Portfolio Europe ETF	Common Stocks	6,023,334	—	—	—	6,023,334	6,023,334
SPDR Portfolio Europe ETF	Rights	2,665	—	—	—	2,665	2,665
SPDR Portfolio Europe ETF	Warrants	33	—	—	—	33	33
SPDR Portfolio MSCI Global Stock Market ETF	Common Stocks	22,225,579	—	—	—	22,225,579	22,225,579
SPDR Portfolio MSCI Global Stock Market ETF	Rights	946	—	—	—	946	946
SPDR S&P China ETF	Common Stocks	3,674,248	—	—	—	3,674,248	3,674,248
SPDR S&P Global Natural Resources ETF	Common Stocks	146,224,034	—	—	—	146,224,034	146,224,034
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of March 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P International Small Cap ETF	Common Stocks	$55,931,108	$—	$—	$—	$55,931,108	$55,931,108
SPDR S&P International Small Cap ETF	Warrants	873	—	—	—	873	873
SPDR S&P North American Natural Resources ETF	Common Stocks	8,587,929	—	—	—	8,587,929	8,587,929
10.    Line of Credit
As of March 31, 2024, certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1,275 billion prior to October 5, 2023) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The following Funds participate in the credit facility as of March 31, 2024:
SPDR Portfolio Emerging Markets ETF
SPDR S&P International Small Cap ETF
The Funds had no outstanding loans as of March 31, 2024
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
March 31, 2024 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2023 to March 31, 2024.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Dow Jones Global Real Estate ETF	0.50%	$1,141.30	$2.68	$1,022.50	$2.53
SPDR Dow Jones International Real Estate ETF	0.59	1,101.90	3.10	1,022.10	2.98
SPDR Portfolio Developed World ex-US ETF	0.03	1,161.40	0.16	1,024.90	0.15
SPDR Portfolio Emerging Markets ETF	0.07	1,090.00	0.37	1,024.70	0.35
SPDR Portfolio Europe ETF	0.08	1,169.70	0.43	1,024.60	0.40
SPDR Portfolio MSCI Global Stock Market ETF	0.09	1,194.30	0.49	1,024.60	0.46
SPDR S&P China ETF	0.59	935.90	2.86	1,022.10	2.98
SPDR S&P Global Natural Resources ETF	0.40	1,055.80	2.06	1,023.00	2.02
SPDR S&P International Small Cap ETF	0.40	1,119.10	2.12	1,023.00	2.02
SPDR S&P North American Natural Resources ETF	0.35	1,042.40	1.79	1,023.30	1.77
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 366.
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OTHER INFORMATION  (continued)
March 31, 2024 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the  “Program”). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGAFM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period from December 31, 2022 through December 31, 2023 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
242

SPDR Index Shares Funds
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
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SPDRISRASAR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	The schedule of investments is included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	June 3, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	June 3, 2024